As filed with the Securities and Exchange Commission on April 28, 2006


                                                              File No. 002-78020
                                                                       811-03488
================================================================================
                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               ------------------

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

     Pre-Effective Amendment No.                                             [ ]


     Post-Effective Amendment No. 45                                         [X]


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


     Amendment No. 91                                                        [X]


                        (Check appropriate box or boxes.)

                               ------------------

                   Phoenix Life Variable Accumulation Account
             (f/k/a Phoenix Home Life Variable Accumulation Account)
                           (Exact Name of Registrant)

                               ------------------

                         Phoenix Life Insurance Company
               (f/k/a Phoenix Home Life Mutual Insurance Company)
                               (Name of Depositor)

                               ------------------

               One American Row, Hartford, Connecticut 06102-5056
         (Address of Depositor's Principal Executive Offices) (Zip Code)
                                 (800) 447-4312
               (Depositor's Telephone Number, including Area Code)

                               ------------------

                              John R. Flores, Esq.
                         Phoenix Life Insurance Company
                                One American Row
                             Hartford, CT 06102-5056
                     (Name and Address of Agent for Service)

                               ------------------
Approximate Date of Proposed Public Offering: as soon as practicable after the effective date of the Registration Statement.
It is proposed that this filing will become effective (check appropriate box)


[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[ ] on May 1, 2006 pursuant to paragraph (b) of Rule 485


[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] on ____________ pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
[ ] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

                               ------------------
    Title of Securities Being Registered: Deferred variable and fixed annuity contracts
================================================================================

                                     PART A

                    VERSION B IS NOT AFFECTED BY THIS FILING

                                                                     [VERSION A]
      GROUP STRATEGIC EDGE(R)                            THE BIG EDGE PLUS(R)
THE BIG EDGE CHOICE(R) FOR NEW YORK                       BIG EDGE
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
              ISSUED BY: PHOENIX LIFE INSURANCE COMPANY ("PHOENIX")


PROSPECTUS                                                           MAY 1, 2006

    This prospectus describes a variable and fixed accumulation deferred annuity contract offered to groups and individuals. The contract offers a variety of variable and fixed investment options. You may allocate payments and contract value to one or more of the subaccounts of the Phoenix Life Variable Accumulation Account ("Separate Account") and the Guaranteed Interest Account ("GIA"). The assets of each subaccount will be used to purchase, at net asset value, shares of a series in the following designated funds.

AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
----------------------------------------------
[diamond] AIM V.I. Capital Appreciation Fund

[diamond] AIM V.I. Core Equity Fund *

[diamond] AIM V.I. Mid Cap Core Equity Fund *

THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------

[diamond] Alger American Leveraged AllCap Portfolio *

DWS SCUDDER INVESTMENTS VIT FUNDS - CLASS A
-------------------------------------------

[diamond] DWS Equity 500 Index VIP
          (f/k/a Scudder VIT Equity 500 Index Fund)

FEDERATED INSURANCE SERIES
--------------------------

[diamond] Federated Fund for U.S. Government Securities II

[diamond] Federated High Income Bond Fund II - Primary Shares

FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
-------------------------------------------------------

[diamond] VIP Contrafund(R) Portfolio

[diamond] VIP Growth Opportunities Portfolio

[diamond] VIP Growth Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
--------------------------------------------------------------

[diamond] Mutual Shares Securities Fund

[diamond] Templeton Developing Markets Securities Fund

[diamond] Templeton Foreign Securities Fund

[diamond] Templeton Global Asset Allocation Fund (+)

[diamond] Templeton Growth Securities Fund

LAZARD RETIREMENT SERIES
------------------------

[diamond] Lazard Retirement Small Cap Portfolio *

LORD ABBETT SERIES FUND, INC. - CLASS VC
----------------------------------------

[diamond] Bond-Debenture Portfolio

[diamond] Growth and Income Portfolio

[diamond] Mid-Cap Value Portfolio

THE PHOENIX EDGE SERIES FUND
----------------------------

[diamond] Phoenix Capital Growth Series
          (f/k/a Phoenix-Engemann Capital Growth Series)

[diamond] Phoenix Mid-Cap Growth Series
          (f/k/a Phoenix-Seneca Mid-Cap Growth Series)

[diamond] Phoenix Strategic Theme Series
          (f/k/a Phoenix-Seneca Strategic Theme Series)

[diamond] Phoenix-Aberdeen International Series

[diamond] Phoenix-AIM Growth Series

[diamond] Phoenix-Alger Small-Cap Growth Series

[diamond] Phoenix-Alliance/Bernstein Enhanced Index Series

[diamond] Phoenix-Duff & Phelps Real Estate Securities Series

[diamond] Phoenix-Engemann Growth and Income Series

[diamond] Phoenix-Engemann Small-Cap Growth Series

[diamond] Phoenix-Engemann Strategic Allocation Series

[diamond] Phoenix-Goodwin Money Market Series

[diamond] Phoenix-Goodwin Multi-Sector Fixed Income Series

[diamond] Phoenix-Goodwin Multi-Sector Short Term Bond Series

[diamond] Phoenix-Kayne Rising Dividends Series

[diamond] Phoenix-Kayne Small-Cap Quality Value Series

[diamond] Phoenix-Lazard International Equity Select Series

[diamond] Phoenix-Northern Dow 30 Series

[diamond] Phoenix-Northern Nasdaq-100 Index(R) Series

[diamond] Phoenix-Sanford Bernstein Mid-Cap Value Series

[diamond] Phoenix-Sanford Bernstein Small-Cap Value Series

[diamond] Phoenix-Van Kampen Comstock Series
          (f/k/a Phoenix-Engemann Value Equity Series)

THE RYDEX VARIABLE TRUST
------------------------

[diamond] Rydex Variable Trust Sector Rotation Fund *

WANGER ADVISORS TRUST
---------------------

[diamond] Wanger International Select

[diamond] Wanger International Small Cap

[diamond] Wanger Select

[diamond] Wanger U.S. Smaller Companies

    *Closed to new investment on May 1, 2006. (+)Closed to new investment on October 29, 2001. See Appendix A for more information.

    The contract is not a deposit or obligation of, underwritten or guaranteed by, any financial institution, credit union or affiliate. It is not federally insured by the Federal Deposit Insurance Corporation or any other state or federal agency. Contract investments are subject to risk, including the fluctuation of contract values and possible loss of principal.

    The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities, nor passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

    It may not be in your best interest to purchase a contract to replace an existing annuity contract or life insurance policy. You must understand the basic features of the proposed contract and your existing coverage before you decide to replace your present coverage. You must also know if the replacement will result in any tax liability.

    This prospectus provides important information that a prospective investor ought to know before investing. This prospectus should be kept for future reference. A Statement of Additional Information ("SAI") dated May 1, 2006, is incorporated by reference and has been filed with the SEC and is available free of charge by contacting us at the address or phone number listed below. A table of contents for the SAI is available on the last page of this prospectus.


IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT:

[envelope      ]   PHOENIX LIFE INSURANCE COMPANY
                   ANNUITY OPERATIONS DIVISION
                   PO Box 8027
                   Boston, MA 02266-8027

[telephone]        TEL. 800/541-0171

                                TABLE OF CONTENTS


Heading                                                            Page
-----------------------------------------------------------------------
GLOSSARY OF SPECIAL TERMS                                             3

SUMMARY OF EXPENSES                                                   5

CONTRACT SUMMARY                                                     11

FINANCIAL HIGHLIGHTS                                                 12

FINANCIAL STATEMENTS                                                 12

PERFORMANCE HISTORY                                                  13

THE VARIABLE ACCUMULATION ANNUITY                                    13

PHOENIX AND THE SEPARATE ACCOUNT                                     13

INVESTMENTS OF THE SEPARATE ACCOUNT                                  13

GIA                                                                  14

PURCHASE OF CONTRACTS                                                14

DEDUCTIONS AND CHARGES                                               15
   Guaranteed Minimum Income Benefit Rider Fee                       15
   Surrender Charges                                                 15
   Tax                                                               16
   Charges for Mortality and Expense Risks                           16
   Charges for Administrative Services                               16
   Other Charges                                                     17

THE ACCUMULATION PERIOD                                              17
   Accumulation Units                                                17
   Accumulation Unit Values                                          17
   Internet, Interactive Voice Response and
      Telephone Transfers                                            17
   Disruptive Trading and Market Timing                              18
   Optional Programs and Benefits                                    19
   Payment Upon Death After Maturity Date                            21
   Surrender of Contract and Withdrawals                             22
   Lapse of Contract                                                 22
   Payment Upon Death Before Maturity Date                           22

BIG EDGE CHOICE(R) FOR NEW YORK CONTRACTS                            23
   Surrender Charges                                                 23
   Daily Administrative Fee                                          23
   Maturity Date                                                     23
   Ownership of the Contract                                         23
   Payment Upon Death Before Maturity Date                           24
   Transfers                                                         24

GROUP STRATEGIC EDGE(R) CONTRACTS                                    24
   Allocated Group Contracts                                         24
   Unallocated Group Contracts                                       25

THE ANNUITY PERIOD                                                   25
   Annuity Payments                                                  25
   Annuity Payment Options                                           26
   Other Options and Rates                                           28
   Other Conditions                                                  28
   Payment Upon Death After Maturity Date                            28

VARIABLE ACCOUNT VALUATION PROCEDURES                                28
   Valuation Date                                                    28
   Valuation Period                                                  28
   Accumulation Unit Value                                           28
   Net Investment Factor                                             29

MISCELLANEOUS PROVISIONS                                             29
   Assignment                                                        29
   Payment Deferral                                                  29
   Free Look Period                                                  29
   Amendments to Contracts                                           29
   Substitution of Fund Shares                                       29
   Ownership of the Contract                                         29

FEDERAL INCOME TAXES                                                 30
   Introduction                                                      30
   Income Tax Status                                                 30
   Taxation of Annuities in General--Nonqualified Plans              30
   Additional Considerations                                         31
   Owner Control                                                     32
   Diversification Standards                                         32
   Taxation of Annuities in General--Qualified Plans                 33

SALES OF VARIABLE ACCUMULATION CONTRACTS                             36

SERVICING AGENT                                                      37

STATE REGULATION                                                     37

REPORTS                                                              37

VOTING RIGHTS                                                        37

TEXAS OPTIONAL RETIREMENT PROGRAM                                    37

LEGAL MATTERS                                                        38

SAI TABLE OF CONTENTS                                                38

APPENDIX A-INVESTMENT OPTIONS                                       A-1

APPENDIX B-DEDUCTIONS FOR TAXES                                     B-1

APPENDIX C-FINANCIAL HIGHLIGHTS                                     C-1

GLOSSARY OF SPECIAL TERMS
--------------------------------------------------------------------------------

    The following is a list of terms and their meanings when used in this prospectus.

ACCOUNT VALUE: The value of all assets held in the Separate Account.

ACCUMULATION UNIT: A standard of measurement for each subaccount used to determine the value of a contract and the interest in the subaccounts prior to the start of annuity payments.

ACCUMULATION UNIT VALUE: The value of one Accumulation Unit was set at $1.000 on the date assets were first allocated to each subaccount. The value of one Accumulation Unit on any subsequent Valuation Date is determined by multiplying the immediately preceding Accumulation Unit Value by the applicable Net Investment Factor for the Valuation Period ending on such Valuation Date.

ANNUITANT: The person whose life is used as the measuring life under the contract. The annuitant will be the primary annuitant as shown on the contract's Schedule Page while that person is living, and will then be the contingent annuitant, if that person is living at the death of the primary annuitant.

ANNUITY PAYMENT OPTION: The provisions under which we make a series of annuity payments to the annuitant or other payee, such as Life Annuity with Ten Years Certain. See "Annuity Options."

ANNUITY UNIT: A standard of measurement used in determining the amount of each periodic payment under the variable payment Annuity Options I, J, K, M and N. The number of annuity units in each subaccount with assets under the chosen option is equal to the portion of the first payment provided by that subaccount divided by the annuity unit value for that subaccount on the first payment calculation date.

ANNUITY UNIT VALUE: On the first valuation date selected by us, we set all annuity unit values in each subaccount of the Separate Account at $1.00. The annuity unit value on any subsequent valuation date is equal to the annuity unit value of the subaccount on the immediately preceding valuation date multiplied by the net investment factor for that subaccount for the valuation period divided by 1.00 plus the rate of interest for the number of days in the valuation period based on the assumed investment rate.

CLAIM DATE: The contract value next determined following receipt of due proof.

CONTRACT: The deferred variable accumulation annuity contracts described in this prospectus.

CONTRACT OWNER (OWNER, YOU, YOUR): Usually, the person or entity, to whom we issue the contract. The contract owner has the sole right to exercise all rights and privileges under the contract as provided in the contract. The owner may be the annuitant, an employer, a trust or any other individual or entity. However, under contracts used with certain tax qualified plans, the owner must be the annuitant. A husband and wife may be designated as joint owners, and if such a joint owner dies, the other joint owner becomes the sole owner of the contract. If no owner is named, the annuitant will be the owner.

CONTRACT VALUE: Prior to the Maturity Date, the sum of all Accumulation Units held in the subaccounts of the Separate Account and the value held in the GIA. For Tax-sheltered Annuity plans (as described in Internal Revenue Code (IRC) 403(b)) with loans, the contract value is the sum of all Accumulation Units held in the subaccounts of the Account and the value held in the GIA plus the value held in the Loan Security Account, less any Loan Debt.

FIXED PAYMENT ANNUITY: An annuity payment option providing periodic payments of a fixed dollar amount throughout the Annuity Period. This benefit does not vary with or reflect the investment performance of any subaccount.

GROUP CONTRACT: The deferred variable accumulation annuity contract, offered to employers or trusts to fund tax-qualified plans for groups of participants, described in this prospectus.

GIA: An investment option under which payment amounts are guaranteed to earn a fixed rate of interest.

ISSUE DATE: The date that the initial payment is invested under a contract.

MATURITY DATE: The date elected by the owner when annuity payments will begin. The elected date is subject to certain conditions described in "The Annuity Period."

MINIMUM INITIAL PAYMENT: The amount that you pay when you purchase a contract. We require minimum initial payments of:

[diamond] Non-qualified plans--$1,000

[diamond] Individual Retirement Annuity--$1,000

[diamond] Bank draft program--$25

[diamond] Qualified plans--$1,000 annually

[diamond] Contracts with a Maturity Date in the first contract year--$10,000

MINIMUM SUBSEQUENT PAYMENT: The least amount that you may pay when you make any subsequent payments, after the minimum initial payment (see above). The minimum subsequent payment for all contracts is $25.

NET ASSET VALUE: Net asset value of a Series' shares is computed by dividing the value of the net assets of the Series by the total number of Series' outstanding shares.

PAYMENT UPON DEATH: The obligation of Phoenix under a contract to make a payment on the death of the owner or annuitant anytime (a) before the Maturity Date of a contract (see "Payment Upon Death Before Maturity Date") or (b) after the Maturity Date of a contract (see "Payment Upon Death After Maturity Date").

PHOENIX (OUR, WE, US, COMPANY): Phoenix Life Insurance Company.

SEPARATE ACCOUNT: Phoenix Life Variable Accumulation Account.

VALUATION DATE: A Valuation Date is every day the New York Stock Exchange ("NYSE") is open for trading and Phoenix is open for business.

VARIABLE PAYMENT ANNUITY: An annuity payment option providing payments that vary in amounts according to the investment experience of the selected subaccounts.

SUMMARY OF EXPENSES
--------------------------------------------------------------------------------

    The following tables describe the fees and expenses that you will pay when owning and surrendering the contract. There are no additional fees, other than the contract fees set forth below, charged at the time you purchase this contract.


--------------------------------------------------------------------------------
CONTRACT OWNER TRANSACTION EXPENSES

   Surrender Charge(1) (as a percentage of amount surrendered) for the following contracts:

   BIG EDGE, BIG EDGE PLUS,(R) GROUP STRATEGIC EDGE(R) - ALLOCATED
------------------------------------------------------------------
      Age of Payment in Complete Years 0 ..............................    6%
      Age of Payment in Complete Years 1 ..............................    5%
      Age of Payment in Complete Years 2 ..............................    4%
      Age of Payment in Complete Years 3 ..............................    3%
      Age of Payment in Complete Years 4 ..............................    2%
      Age of Payment in Complete Years 5 ..............................    1%
      Age of Payment in Complete Years 6 and thereafter ...............   None

   GROUP STRATEGIC EDGE(R) - UNALLOCATED
----------------------------------------
      Age of Payment in Complete Years 0 ..............................    6%
      Age of Payment in Complete Years 4 ..............................    5%
      Age of Payment in Complete Years 5 ..............................    4%
      Age of Payment in Complete Years 6 ..............................    3%
      Age of Payment in Complete Years 7 ..............................    2%
      Age of Payment in Complete Years 8 ..............................    1%
      Age of Payment in Complete Years 10+ ............................   None

   BIG EDGE CHOICE(R) FOR NEW YORK
-----------------------------------
      Age of Payment in Complete Years 0 ..............................    7%
      Age of Payment in Complete Years 1 ..............................    6%
      Age of Payment in Complete Years 2 ..............................    5%
      Age of Payment in Complete Years 3 ..............................    4%
      Age of Payment in Complete Years 4 ..............................    3%
      Age of Payment in Complete Years 5 ..............................    2%
      Age of Payment in Complete Years 6 ..............................    1%
      Age of Payment in Complete Years 7+ .............................   None
   Transfer Charge(2)
      Current .........................................................   None
      Maximum .........................................................   $10


This table describes the fees and expenses that you will pay at the time that you surrender the contract or transfer value between the subaccounts. State premium taxes may also be deducted.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


ANNUAL CONTRACT FEE(3)

   BIG EDGE, BIG EDGE PLUS(R) AND BIG EDGE CHOICE(R) FOR NEW YORK
-----------------------------------------------------------------
   Maximum fee ..........................................................    $35

   GROUP STRATEGIC EDGE(R) - ALLOCATED
--------------------------------------
   Current fee per participant ..........................................    $15
   Maximum fee per participant ..........................................    $30

   GROUP STRATEGIC EDGE(R) - UNALLOCATED
----------------------------------------
   Current fee per group contract .......................................   $300
   Maximum fee per group contract .......................................   $500

MAXIMUM ANNUAL SEPARATE ACCOUNT EXPENSES (as a percentage of average account value) for the following contracts:

   BIG EDGE
   --------
   Mortality and Expense Risk Fee ....................................... 1.000%
   Daily Administrative Fee ............................................. 0.000%
                                                                          ------
   Total Separate Account Annual Expenses                                 1.000%

This table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including annual fund fees and expenses.

--------------------------------------------------------------------------------

(1) A surrender charge is taken from the proceeds when a contract is surrendered or when an amount is withdrawn if the premium has not been held under the contract for a certain period of time. See "Deductions and Charges-- Surrender Charges."

(2) This charge is deducted annually on the contract anniversary on a pro rata basis from each of the selected investment options. See "Deductions and Charges."

(3) We reserve the right to impose a transfer charge of up to $10 per transfer after the first 2 transfers in each contract year. See "Transfers."

--------------------------------------------------------------------------------

    BIG EDGE PLUS,(R) GROUP STRATEGIC EDGE(R) (ALLOCATED & UNALLOCATED)
    -------------------------------------------------------------------
    Mortality and Expense Risk Fee .................................. 1.250%
    Daily Administrative Fee ........................................ 0.000%
                                                                      ------
    Total Separate Account Annual Expenses .......................... 1.250%

    BIG EDGE CHOICE(R) FOR NEW YORK
    -------------------------------
    Mortality and Expense Risk Fee .................................. 1.250%
    Daily Administrative Fee ........................................ 0.125%
                                                                      ------
    Total Separate Account Annual Expenses .......................... 1.375%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES
                                                 Minimum    Maximum
                                                 -------    -------
Total Annual Fund Operating Expenses
(expenses that are deducted from the
fund assets include management fees,
12b-1 fees and other expenses) ................   0.34%      1.99%

This table shows the minimum and maximum total operating expenses, as a percentage of daily net assets, for the year ended 12/31/05, charged by the fund companies that you may pay periodically during the time that you own the contract. More detail concerning the funds' fees and total and net fund operating expenses can be found after the Expense Examples and are contained in the fund prospectuses.

--------------------------------------------------------------------------------

                              OPTIONAL BENEFIT FEES
                              ---------------------

    This table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including annual fund fees and expenses, if you elect an optional benefit. These fees are charged in addition to the annual Separate Account Expenses.
--------------------------------------------------------------------------------

             BIG EDGE, BIG EDGE PLUS,(R) BIG EDGE CHOICE(R) FOR NEW YORK
             -----------------------------------------------------------

--------------------------------------------------------------------------------

GUARANTEED MINIMUM INCOME BENEFIT (GMIB) RIDER FEE(1) (as a percentage of the guaranteed annuitization value)

Current ......................   .60%
Maximum ......................  1.00%

--------------------------------------------------------------------------------

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EXPENSE EXAMPLES

If you surrender or annuitize your contract at the end of the applicable time period, your maximum costs would be:

BIG EDGE, BIG EDGE PLUS,(R) GROUP STRATEGIC EDGE(R) (ALLOCATED & UNALLOCATED)
-----------------------------------------------------------------------------

1 Year   3 Years   5 Years   10 Years
-------------------------------------
$934     $1,550    $2,175    $4,085

BIG EDGE CHOICE(R) FOR NEW YORK
-----------------------------

1 Year   3 Years   5 Years   10 Years
-------------------------------------
$1,030   $1,663    $2,312    $4,191

If you do not surrender or annuitize your contract at the end of the applicable time period, your maximum costs would be:

BIG EDGE, BIG EDGE PLUS,(R) GROUP STRATEGIC EDGE(R) (ALLOCATED & UNALLOCATED)
-------------------------------------------------------------------------

1 Year   3 Years   5 Years   10 Years
-------------------------------------
$388     $1,177    $1,985    $4,085

BIG EDGE CHOICE(R) FOR NEW YORK
-----------------------------
1 Year   3 Years   5 Years   10 Years
-------------------------------------
$400     $1,213    $2,042    $4,191

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, separate account annual expenses, maximum of all applicable riders and benefit fees, and the maximum fund fees and expenses that were charged for the year ended 12/31/05.

The examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the funds and that you have allocated all of your contract value to the fund with the maximum total operating expenses. Although your actual costs may be higher or lower based on these assumptions, your costs are shown in the table to the left.

--------------------------------------------------------------------------------

(1) The Guaranteed Minimum Income Benefit fee is deducted annually on the contract anniversary only if the benefit is selected. The fee percentage is locked in at the time you elect the benefit. See "Optional Programs and Benefits."

ANNUAL FUND EXPENSES (as a percentage of fund average net assets for the year ended 12/31/05)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                    Rule
                                                      Investment  12b-1 or    Other                     Contractual    Total Net
                                                      Management   Service  Operating  Total Annual   Reimbursements     Annual
                       Series                            Fee        Fees     Expenses  Fund Expenses     & Waivers    Fund Expenses
-----------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS - I SHARES
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                       0.61        -        0.29         0.90             N/A           N/A(1,2)
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund *                              0.60        -        0.27         0.87             N/A           N/A(1,2,3)
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund *                      0.72        -        0.31         1.03             N/A           N/A(1)
-----------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND - CLASS O SHARES
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio *              0.85        -        0.06         0.91             N/A           N/A
-----------------------------------------------------------------------------------------------------------------------------------
DWS SCUDDER INVESTMENTS VIT FUNDS - CLASS A
-----------------------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                                 0.19        -        0.15         0.34           (0.06)         0.28(4)
-----------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
-----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II         0.60        -        0.38         0.98             N/A           N/A(5,14)
-----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary Shares      0.60        -        0.40         1.00             N/A           N/A(5,14)
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio                     0.57       0.10      0.09         0.76             N/A           N/A(6)
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio              0.57       0.10      0.13         0.80             N/A           N/A(7)
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                            0.57       0.10      0.10         0.77             N/A           N/A(7)
-----------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
-----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                            0.60       0.25      0.18         1.03             N/A           N/A(9)
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund             1.24       0.25      0.29         1.78             N/A           N/A
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                        0.65       0.25      0.17         1.07           (0.05)         1.02(10)
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund (+)               0.60       0.25      0.26         1.11           (0.01)         1.10(10)
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                         0.75       0.25      0.07         1.07             N/A           N/A(8,9)
-----------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES
-----------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio *                  0.75       0.25      0.22         1.22             N/A           N/A
-----------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC. - CLASS VC
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio                     0.50        -        0.44         0.94           (0.04)         0.90(11,12)
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio                  0.48        -        0.41         0.89             N/A           N/A(12)
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                      0.74        -        0.38         1.12             N/A           N/A(13)
-----------------------------------------------------------------------------------------------------------------------------------
THE PHOENIX EDGE SERIES FUND
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                            0.68        -        0.21         0.89             N/A           N/A
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                            0.80        -        0.41         1.21             N/A           N/A(14)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Theme Series                           0.75        -        0.40         1.15             N/A           N/A(14)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                    0.75        -        0.31         1.06             N/A           N/A
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                                0.75        -        0.39         1.14             N/A           N/A(14)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                    0.85        -        0.80         1.65             N/A           N/A(14)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series         0.45        -        0.27         0.72             N/A           N/A(14)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series      0.75        -        0.28         1.03             N/A           N/A
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series                0.70        -        0.29         0.99             N/A           N/A(14)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series                 0.90        -        0.78         1.68             N/A           N/A(14)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series             0.58        -        0.21         0.79             N/A           N/A
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                      0.40        -        0.26         0.66             N/A           N/A(14)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series         0.50        -        0.25         0.75             N/A           N/A
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series      0.50        -        0.48         0.98             N/A           N/A(14)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                    0.70        -        0.82         1.52             N/A           N/A(14)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series             0.90        -        1.09         1.99             N/A           N/A(14)
-----------------------------------------------------------------------------------------------------------------------------------

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                                                                    Rule
                                                      Investment  12b-1 or    Other                     Contractual    Total Net
                                                      Management   Service  Operating  Total Annual   Reimbursements     Annual
                       Series                            Fee        Fees     Expenses  Fund Expenses     & Waivers    Fund Expenses
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series        0.90        -         0.30         1.20           N/A            N/A(14)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                           0.35        -         0.64         0.99           N/A            N/A(14)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series              0.35        -         0.76         1.11           N/A            N/A(14)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series           1.05        -         0.28         1.33           N/A            N/A(14)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series         1.05        -         0.35         1.40           N/A            N/A(14)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                       0.70        -         0.29         0.99           N/A            N/A(14)
-----------------------------------------------------------------------------------------------------------------------------------
THE RYDEX VARIABLE TRUST
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund *              0.90        -         0.80         1.70           N/A            N/A
-----------------------------------------------------------------------------------------------------------------------------------
WANGER ADVISORS TRUST
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                              0.99        -         0.33         1.32           N/A            N/A
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                           0.95        -         0.18         1.13           N/A            N/A
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                            0.85        -         0.12         0.97           N/A            N/A
-----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                            0.90        -         0.05         0.95           N/A            N/A
-----------------------------------------------------------------------------------------------------------------------------------

* Fund closed to new investment on May 1, 2006. (+)Closed to new investment on October 29, 2001. See Appendix A for more information.

(1) The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit total annual fund operating expenses to 1.30% of average daily net assets. The expense limitation agreement is in effect through April 30, 2007. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes, (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganizations as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The fee waiver has been restated to reflect this agreement.

(2) As a result of a reorganization of another Fund into the Fund, which will occur on or about May 1, 2006 for AIM V.I. Capital Appreciation and AIM V.I. Core Equity Fund, the Fund's total annual operating expenses have been restated to reflect such reorganization.

(3) Effective upon the closing of the reorganization which will occur on or about May 1, 2006, the advisor for AIM V.I. Core Equity Fund has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses to 0.91% of average daily net assets. The expense limitation agreement is in effect through April 30, 2007.

(4) Effective September 19, 2005, the advisor has contractually agreed to waive its fees and/or reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 0.28% until April 30, 2009. Restated on an annualized basis to reflect approved fee changes to take effect on or about June 1, 2006.

(5) The percentages shown are based on expenses for the entire fiscal year ended December 31, 2005. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. "Other Expenses" include a shareholder services fee/account administrative fee which is used to compensate intermediaries for shareholder services or account administrative services. The Fund did not pay or accrue the shareholder services fee during the fiscal year ended December 31, 2005. The Fund has no present intention of paying or accruing the shareholder services fee during the fiscal year ending December 31, 2006.

(6) A portion of the brokerage commissions that the Fund pays may be reimbursed and used to reduce the Fund's expenses. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the Fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.74% for the Fidelity VIP Contrafund Portfolio, and 0.73% for the Fidelity VIP Growth Portfolio. These offsets may be discontinued at any time.

(7) A portion of the brokerage commissions that the Fund pays may be reimbursed and used to reduce the Fund's expenses. Including this reduction, the total class operating expenses would have been 0.75% for the Fidelity VIP Growth Opportunities Portfolio. These offsets may be discontinued at any time.

(8)  The Fund administration fee is paid indirectly through the management fee.

(9) While the maximum amount payable under the Fund's class rule 12b-1 plan is 0.35% per year of the Fund's class average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% per year.

(10) The Fund's manager has agreed in advance to reduce its fees with respect to assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Fund's Board of Trustees and an exemptive order by the Securities and Exchange Commission.

(11) Lord Abbett has contractually agreed to limit the Funds' other expenses (excluding management fees) to an annualized rate of 0.40% average daily net assets.

(12) Effective January 1, 2006, the annual management fee rate for the Fund was changed from a flat fee of 0.50% to the following rates: 0.50% of the first $1 billion of average daily net assets; 0.45% of average daily net assets over $1 billion.

(13) Effective January 1, 2006, the annual management fee rate for the Fund was changed from a flat fee of 0.75% to the following rates: 0.75% of the first $1 billion of average daily net assets; 0.70% of the next $1 billion of average daily net assets; 0.65% of average daily net assets over $2 billion.

(14) The chart below shows the amount of the waiver or reimbursement and the total net annual operating expenses for Funds that have entered into a voluntary fee waiver and/or expense reimbursement arrangement. As these arrangements are voluntary, they may be changed or terminated at any time. Without such waivers performance would have been lower.

======================================================================================================
                    FUND                                   REIMBURSEMENTS     NET ANNUAL FUND EXPENSES
======================================================================================================
Federated Fund for U.S. Government Securities II              (0.26)                   0.72(a)
------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                            (0.25)                   0.75(a)
------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                                 (0.06)                   1.15
------------------------------------------------------------------------------------------------------
Phoenix Strategic Theme Series                                (0.05)                   1.10
------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                                     (0.14)                   1.00
------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                         (0.65)                   1.00
------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series              (0.07)                   0.65
------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series                     (0.04)                   0.95
------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series                      (0.43)                   1.25
------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                           (0.01)                   0.65
------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series           (0.28)                   0.70
------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                         (0.67)                   0.85
------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                  (0.94)                   1.05
------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series             (0.15)                   1.05
------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                                (0.39)                   0.60
------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series                   (0.51)                   0.60
------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                (0.03)                   1.30
------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series              (0.10)                   1.30
------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock                                   (0.04)                   0.95
======================================================================================================

(a) Although not contractually obligated to do so, the shareholder services provider waived certain amounts, and for the Federated Fund for U.S. Government Securities, the adviser waived a portion of the management fee. The management fee paid by the Federated Fund for U.S. Government Securities was 0.59% for the fiscal year ended December 31, 2005.

CONTRACT SUMMARY
--------------------------------------------------------------------------------

    This summary describes the general provisions of the annuity contract.

    Certain provisions of the annuity contract described in this prospectus may differ in a particular state because of specific state requirements.

    This prospectus is a disclosure document which summarizes your rights under the annuity product that you are purchasing. As with any summary it may differ in certain instances from the underlying annuity contract. Your rights and obligations under the contract will be determined by the language of the contract itself. You should read your annuity contract carefully.

    Certain terms used throughout the prospectus have been defined and can be found in "Glossary of Special Terms" in the front of this prospectus.

OVERVIEW

    The contract offers a dynamic idea in retirement planning. It's designed to give you maximum flexibility in obtaining your investment goals. The contract is intended for those seeking income and for those seeking long-term tax-deferred accumulation of assets to provide income for retirement or other purposes. Those considering the contract for other purposes should consult with their tax advisors. Participants in qualified plans should note that this contract does not provide any additional tax deferral benefits beyond those provided by the qualified plan and should not consider the contract for its tax treatment, but for its investment and annuity benefits.

    The contract offers a combination of investment options both variable and fixed. Investments in the subaccounts provide returns that are variable and depend upon the performance of the underlying funds, and the owner assumes the risk of gain or loss according to the performance of the underlying funds. Allocations to the GIA produce guaranteed interest earnings subject to certain conditions. There is no guarantee that at maturity date the contract value will equal or exceed payments made under the contract.

    You also may select from many different variable and fixed annuity payout options, some of which offer retirement income payments that you cannot outlive. See "The Annuity Period--Annuity Options."

INVESTMENT FEATURES

FLEXIBLE PAYMENTS

[diamond] You may make payments anytime until the maturity date.

[diamond] You can vary the amount and frequency of your payments.

[diamond] Other than the minimum initial payment, there are no required payments.

MINIMUM CONTRIBUTION

[diamond] Generally, the minimum initial payment is $1,000.

ALLOCATION OF PREMIUMS AND CONTRACT VALUE

[diamond] Premium payments are invested in one or more of the subaccounts and the GIA.

[diamond] Prior to the Maturity Date, you may elect to transfer all or any part of the Contract Value among one or more subaccounts or the GIA, subject to the limitations established for the GIA and the restrictions related to disruptive trading and market timing. After the Maturity Date under variable annuity payment options, you may elect to transfer all or any part of the Contract Value among one or more subaccounts. For more information, refer to "GIA," "Internet, Interactive Voice Response and Telephone Transfers," and "Disruptive Trading and Market Timing."

[diamond] The Contract Value allocated to the subaccounts varies with the investment performance of the funds and is not guaranteed.

[diamond] The Contract Value allocated to the GIA will depend on deductions taken from the GIA and interest accumulated at rates we set. Subject to state insurance department approval, the Minimum Guaranteed Interest Rate will equal the statutory required minimum interest rate under applicable state insurance law where the contract is delivered (generally between 1% and 3%).

[diamond] Payments and transfers to the GIA are subject to the Maximum GIA
          Percentage. The maximum GIA percentage is the maximum amount of a premium payment or total Contract Value that can be allocated to the GIA. The maximum amount is expressed as a percentage and that percentage will never be less than 5%.

[diamond] The contract value allocated to the GIA will depend on deductions taken from the GIA and interest accumulation at rates set by us (minimum--4%).

WITHDRAWALS

[diamond] You may partially or fully surrender the contract anytime for its contract value less any applicable surrender charge and premium tax.

[diamond] During the first contract year, you may withdraw up to 10% of the contract value as of the date of the first partial surrender without a surrender charge. After that, you can surrender up to 10% of the contract value as of the last contract anniversary without a surrender charge.

[diamond] Withdrawals may be subject to the 10% penalty tax. See "Federal Income
          Taxes--Penalty Tax on Certain Surrenders and Withdrawals."

[diamond] Prior to the maturity date, contract owners who have elected the Guaranteed Minimum Income Benefit Rider ("GMIB"), may request partial withdrawals to be made either pro rata from all subaccounts and the GIA or from a specific investment option.

 DEATH BENEFIT

    The contract provides for payment on the death of the owner or the annuitant anytime before the maturity date of the contract.

 DEDUCTIONS AND CHARGES

 FROM THE CONTRACT VALUE

[diamond] Annual Administrative Charge--currently, $35 each year. For more information, see "Deductions and Charges."


[diamond] Surrender Charges--may occur when you surrender your contract or request a withdrawal if the assets have not been held under the contract for a specified period of time. If we impose a surrender charge, it is deducted from amounts withdrawn. The surrender charge is designed to recover the expense of distributing contracts that are terminated before distribution expenses have been recouped from revenue generated by these contracts. No surrender charges are taken upon the death of the owner before the maturity date. No deduction for surrender charges is taken after the annuity period has begun, unless you make unscheduled withdrawals under Annuity Payment Options K or L


[diamond] A declining surrender charge is assessed on withdrawals in excess of the 10% of the account value, based on the date the premium payments are deposited:

BIG EDGE, BIG EDGE PLUS(R) AND GROUP STRATEGIC EDGE - ALLOCATED CONTRACTS:

===============================================================================================
Percent                                     6%      5%      4%      3%      2%      1%      0%
-----------------------------------------------------------------------------------------------
Age of Payment in Complete Years            0       1       2       3       4       5       6
===============================================================================================

GROUP STRATEGIC EDGE(R) - UNALLOCATED CONTRACTS:

===============================================================================================
Percent                                     6%      5%      4%      3%      2%      1%      0%
-----------------------------------------------------------------------------------------------
Age of Payment in Complete Years            0 - 4   5       6       7       8       9       10+
===============================================================================================

BIG EDGE CHOICE FOR NEW YORK CONTRACTS:

===============================================================================================
Percent                             7%      6%      5%      4%      3%      2%      1%      0%
-----------------------------------------------------------------------------------------------
Age of Payment in Complete Years    0       1       2       3       4       5       6       7+
===============================================================================================


[diamond] Taxes--taken from the Contract Value upon premium payment or commencement of annuity payments.

          o Phoenix will reimburse itself for such taxes on the date of a partial withdrawal, surrender of the contract, maturity date or payment of death proceeds. See "Tax" and Appendix B.


    See "Deductions and Charges--Surrender Charges" for a detailed discussion.

 FROM THE SEPARATE ACCOUNT

[diamond] The daily administrative fee--currently 0.125% annually. Applies to individual contracts issued in New York on or after May 1, 1997. See "Big Edge Choice(R) for New York--Daily Administrative Fee."

[diamond] Mortality and expense risk fee--1.25% annually. See "Charges for Mortality and Expense Risks."

OTHER CHARGES OR DEDUCTIONS

    In addition, certain charges are deducted from the assets of the funds for investment management services. For more information, see the fund prospectuses.

ADDITIONAL INFORMATION

FREE LOOK PERIOD
    You have the right to review the contract. If you are not satisfied you may return it within ten days after you receive it and cancel the contract. You will receive in cash the adjusted value of the initial payment, however, if applicable state law requires, we will return the full amount of the initial payment.

    For more information, see "Free Look Period."

LAPSE
    If on any valuation date the total contract value equals zero, or, the premium tax reimbursement due on a surrender or partial withdrawal is greater than or equal to the contract value, the contract will immediately terminate and lapse without value.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

    Financial highlights give the historical value for a single unit of each of the available subaccounts and the number of units outstanding at the end of each of the past ten years, or since the subaccount began operations, if less. These tables are highlights only.

    More information, including the Separate Account and Company financial statements, "Tax" and is in the SAI and in the Annual Report. You may obtain a copy of the SAI by calling the Annuity Operations Division at 800/541-0171.

    There are different financial highlight tables in this prospectus, please be sure you refer to the appropriate table for your contract. The tables are set forth in Appendix C.


FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    The financial statements of Phoenix Life Variable Accumulation Account as of December 31, 2005, and the results of its operations and the changes in its net assets for each of the periods indicated and the consolidated financial statements of Phoenix Life Insurance Company as of December 31, 2005 and 2004, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2005 are contained in the Statement of Additional Information (SAI), which you can get free of charge by calling the toll free number given on page one. The consolidated financial statements of Phoenix Life Insurance Company included herein should be considered only as bearing upon the ability of Phoenix Life Insurance Company to meet its obligations under the policies. You should not consider them as bearing on the investment performance of the assets held in the Separate Account or on Guaranteed Interest Account rates that we credit during a guarantee period.


PERFORMANCE HISTORY
--------------------------------------------------------------------------------

    We may include the performance history of the subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Historical returns are usually calculated for one year, five years and ten years. If the subaccount has not been in existence for at least one year, returns are calculated from inception of the subaccount. Standardized average annual total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable contract charges except for taxes (which may vary by state). See the SAI for more information.

THE VARIABLE ACCUMULATION ANNUITY
--------------------------------------------------------------------------------

    The individual deferred variable accumulation annuity contract (the "contract") issued by Phoenix is significantly different from a fixed annuity contract in that, unless the GIA is selected, it is the owner and annuitant under a contract who bear the risk of investment gain or loss rather than Phoenix. To the extent that payments are not allocated to the GIA, the amounts which will be available for annuity payments under a contract will depend on the investment performance of the amounts allocated to the subaccounts. Upon the maturity of a contract, the amounts held under a contract will continue to be invested in the Separate Account and monthly annuity payments will vary according to the investment experience of the variable investment options selected. However, a fixed annuity may be elected, in which case, the amounts held under a Contract will be transferred to the General Account of Phoenix and Phoenix will guarantee specified monthly annuity payments.


PHOENIX AND THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

    On June 25, 2001, Phoenix Home Life Mutual Insurance Company (a New York mutual life insurance company, incorporated on May 1, 1851, originally chartered in Connecticut in 1851 and redomiciled to New York in 1992) converted to a stock life insurance company by "demutualizing" pursuant to a plan of reorganization approved by the New York Superintendent of Insurance and changed its name to Phoenix. As part of the demutualization, Phoenix became a wholly owned subsidiary of The Phoenix Companies, Inc., a newly formed, publicly traded Delaware corporation.


    Our executive and administrative office is at One American Row, Hartford, Connecticut 06103-2899. Our New York principal office is at 31 Tech Valley Drive, East Greenbush, New York 12061. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers.


    On June 21, 1982, we established the Separate Account, a separate account created under the insurance laws of Connecticut. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and it meets the definition of a "separate account" under the 1940 Act. Registration under the 1940 Act does not involve supervision of the management or investment practices or policies of the Account or Phoenix.

    On July 1, 1992, the Separate Account's domicile was transferred to New York. Under New York law and the contracts, all income, gains or losses, whether or not realized, of the Separate Account must be credited to or charged against the amounts placed in the Separate Account without regard to the other income, gains and losses of Phoenix. The assets of the Separate Account may not be used to pay liabilities arising out of any other business that Phoenix may conduct. The Separate Account has several subaccounts that invest in underlying mutual funds. Obligations under the contracts are obligations of Phoenix Life Insurance Company.

    Contributions to the GIA are not invested in the Separate Account; rather, they become part of the Phoenix general account (the "General Account"). The General Account supports all insurance and annuity obligations of Phoenix and is made up of all of its general assets other than those allocated to any separate account such as the Separate Account. For more complete information concerning the GIA, see the section titled, "GIA."

INVESTMENTS OF THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------


PARTICIPATING INVESTMENT FUNDS

[diamond] AIM Variable Insurance Funds

[diamond] The Alger American Fund

[diamond] DWS Scudder Investments VIT Funds

[diamond] Federated Insurance Series

[diamond] Fidelity(R) Variable Insurance Products

[diamond] Franklin Templeton Variable Insurance Products Trust

[diamond] Lazard Retirement Series

[diamond] Lord Abbett Series Fund, Inc.

[diamond] The Phoenix Edge Series Fund

[diamond] The Rydex Variable Trust

[diamond] The Universal Institutional Funds, Inc.

[diamond] Wanger Advisors Trust


    For additional information concerning the available investment options, please see Appendix A.

    Each investment option is subject to market fluctuations and the risks that come with the ownership of any security, and there can be no assurance that any series will achieve its stated investment objective.

    For additional information concerning the funds, please see the appropriate fund prospectuses, which should be read carefully before investing. Copies of the fund prospectuses may be obtained by writing us at the address or telephone number provided on the first page of this prospectus.

    The shares of the funds are not directly offered to the public. Shares of the funds are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix, PHL Variable Insurance Company ("PHL Variable"), and Phoenix Life and Annuity Company ("PLAC"). Shares of the funds may be offered to separate accounts of other insurance companies.


    The company and its affiliates may have arrangements with the funds' investment advisor, subadvisor, distributor, and/or affiliated companies under which the company or its affiliates receive payments in connection with the provision of administrative, marketing or other support services to the funds. Proceeds of these payments may be used for any corporate purposes, including payment of expenses that the company and its affiliates incur in promoting, issuing, distributing and administering the contracts The company may profit from these fees.

    In general, the payments are based on a percentage of the average assets of each fund allocated to the subaccount under the contract, or other contracts that may be offered by the company. The amount of the payment is negotiated by the company and the fund, and varies with each fund. Aggregate fees relating to the different funds may be as much as 0.40% of the average net assets of a fund attributable to the relevant contracts. A portion of these fees may come from rule 12b-1 fees that are paid by the fund out of its assets as part of total fund expenses.


    The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. Currently, we do not foresee any such differences or disadvantages at this time. However, we intend to monitor for any material conflicts and will determine what action, if any should be taken in response to such conflicts. If such a conflict were to occur, one or more separate accounts might be required to withdraw its investments in the fund or shares of another fund may be substituted.

INVESTMENT ADVISORS AND SUBADVISORS
    For a complete list of advisors and subadvisors, please see Appendix A.

SERVICES OF THE ADVISORS
    The advisors and subadvisors continually furnish an investment program for each series and manage the investment and reinvestment of the assets of each series subject at all times to the authority and supervision of the Trustees. A detailed discussion of the investment advisors and subadvisors, and the investment advisory and subadvisory agreements, is contained in the fund prospectuses.

GIA
--------------------------------------------------------------------------------

    In addition to the Separate Account, you may allocate premiums or transfer values to the GIA. Amounts you allocate or transfer to the GIA become part of our general account assets. You do not share in the investment experience of those assets. Rather, we guarantee a minimum rate of return on the allocated amount, as provided under the terms of your product. Although we are not obligated to credit interest at a higher rate than the minimum, may credit interest at a higher rate than the minimum for new and existing deposits.

    We reserve the right to limit total deposits to the GIA, including transfers, to no more than $250,000 during any one-week period per policy.

    Prior to the Maturity Date, you may make transfers into or out of the GIA subject to the GIA restrictions described in this section. In general, you may make only one transfer per year out of the GIA. The amount that can be transferred out is limited to the greater of $1,000 or 25% of the contract value in the GIA as of the date of the transfer. Also, the total contract value allocated to the GIA may be transferred out to one or more of the subaccounts over a consecutive 4-year period according to the following schedule:

[diamond] Year One:       25% of the total value

[diamond] Year Two:       33% of remaining value

[diamond] Year Three:     50% of remaining value

[diamond] Year Four:     100% of remaining value

    Transfers from the GIA may also be subject to other rules as described throughout this prospectus. The GIA is available only during the accumulation phase of your contract.

    Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the 1940 Act, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the SEC has not reviewed the general account disclosures. These disclosures, however, may be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.

GIA RESTRICTIONS

    Contracts are subject to a Maximum GIA Percentage contained in the contract that restricts investments in the GIA. The Maximum GIA Percentage will never be less than 5%. No more than the Maximum GIA Percentage of each premium payment may be allocated to the GIA. We will not permit transfers into the GIA during the first year, nor allow any transfers during subsequent years that would result in GIA investments exceeding the Maximum GIA Percentage of Contract Value. If you elect the Guaranteed Minimum Accumulation Benefit or the Guaranteed Minimum Withdrawal Benefit, you may not allocate premiums or transfer values to the GIA. These restrictions as well as the availability of the GIA are subject to state insurance department approval.


PURCHASE OF CONTRACTS
--------------------------------------------------------------------------------

    We require minimum initial payments of:

[diamond] Non-qualified plans--$1,000

[diamond] Individual Retirement Annuity--$1,000

[diamond] Bank draft program--$25

          o You may authorize your bank to draw $25 or more from your personal checking account monthly to purchase Units in any available subaccount, or for deposit in the GIA. The amount you designate will be automatically invested on the date the bank draws on your account. If Check-o-matic is elected, the minimum initial payment is $25. This payment must accompany the application. Each subsequent payment under a contract must be at least $25.

[diamond] Qualified plans--$1,000 annually

          o Contracts purchased in connection with tax-qualified or employer-sponsored plans--a minimum annual payment of $1,000 is required.

          o  Contracts with a maturity date in the first contract year--$10,000


    The initial payment is due and payable before the contract becomes effective.

    The minimum age of the proposed owner to purchase a Contract is the age of majority in the state where the Contract is being purchased, or a guardian must act on your behalf Generally, a contract may not be purchased for a proposed annuitant who is 81 years of age or older. Total payments in excess of $1,000,000 cannot be made without the permission of Phoenix. While the annuitant is living and the contract is in force, payments may be made anytime before the maturity date of a contract.

    Your initial payments will be applied within two days of our receipt if the application for a contract is complete. If an incomplete application is completed within five business days of receipt by our Annuity Operations Division, your payment will be applied within two days of the completion of the application. If our Annuity Operations Division does not accept the application within five business days or if an order form is not completed within five business days of receipt by our Annuity Operations Division, then your payment will be immediately returned. You may request us to hold your premium payment after the five day period while the application is completed and within two days after completion we will apply your premium payment. Please note that prior to the completion of your application or order form, we will hold the premium in a suspense account, which is a noninterest bearing account. Additional payments allocated to the GIA are deposited on the date of receipt of payment at our Annuity Operations Division. Additional payments allocated to subaccounts are used to purchase accumulation units of the subaccount(s), at the value of such Units next determined after the receipt of the payment at our Annuity Operations Division.


    Payments received under the contracts will be allocated in any combination to any subaccount or the GIA, in the proportion specified in the application for the contract or as otherwise indicated by you from time to time. Initial payments may, under certain circumstances, be allocated to the Phoenix-Goodwin Money Market subaccount. See "Free Look Period." Changes in the allocation of payments will be effective as of receipt by Annuity Operations Division of notice of election in a form satisfactory to us (either in writing or by telephone) and will apply to any payments accompanying such notice or made subsequent to the receipt of the notice, unless otherwise requested by you.

    In certain circumstances, we may reduce the initial or subsequent payment amount we accept for a contract. Qualifications for such reduction follow:

[diamond] the makeup and size of the prospective group; or

[diamond] the method and frequency of payments; and

[diamond] the amount of compensation to be paid to Registered Representative(s) on each payment.

    Any reduction will not unfairly discriminate against any person. We will make any such reduction according to our own rules in effect at the time the payment is received. We reserve the right to change these rules from time to time.

DEDUCTIONS AND CHARGES
--------------------------------------------------------------------------------


GUARANTEED MINIMUM INCOME BENEFIT RIDER FEE (BIG EDGE, BIG EDGE PLUS,(R) BIG EDGE CHOICE(R) FOR NEW YORK CONTRACTS ONLY):

    For contracts issued before September 8, 2003, the fee for this rider is equal to 0.40% multiplied by the guaranteed annuitization value on the date the rider fee is deducted. For contracts issued on or after September 8, 2003, and subject to state insurance department approval, the fee for this rider is equal to 0.60% multiplied by the guaranteed annuitization value on the date the rider fee is deducted

    The fee is deducted on each contract anniversary that this rider is in effect. If this rider terminates on the contract anniversary, the entire fee will be deducted. If this rider terminates on any other day, a pro rated portion of the fee will be deducted. The rider fee will be deducted from the total contract value with each subaccount and GIA bearing a pro rata share of such fee based on the proportionate contract value of each subaccount and GIA. We will waive the rider fee if the contract value on any contract anniversary is greater than twice the guaranteed annuitization value.

    The maximum fee percentage is 1.000% multiplied by the greater of the guaranteed annuitization value or the Contract Value on the date the fee is deducted. The fee percentage is locked in at the time you elect this benefit. Currently the fee percentage for this rider is equal to 0.600% multiplied by the greater of the guaranteed annuitization value or the Contract Value on the date the rider fee is deducted.

SURRENDER CHARGES

    A surrender charge may apply to partial withdrawals or a full surrender of the contract prior to the Maturity Date or after the Maturity Date under Annuity Payment Options K or L. The amount (if any) of a surrender charge depends on whether your payments are held under the contract for a certain period of time. The surrender charge is designed to recover the expense of distributing contracts that are terminated before distribution expenses have been recouped from revenue generated by these contracts. They are deferred charges because the are not deducted from premiums. The surrender charge schedule is shown in the chart below. Surrender charges are waived on the free withdrawal amount and on death benefits. Surrender charges will also be waived when you begin taking annuity payments, provided your contract has been in effect for five years. Also, no surrender charge will be taken after the annuity period has begun except with respect to unscheduled withdrawals under Annuity Payment Option K or L. For more information, see "Annuity Payment Options." Any surrender charge imposed is deducted from amounts withdrawn. The surrender charge is calculated on a first-in, first-out basis. In other words, we calculate your surrender charge by assuming your withdrawal is applied to premium payments in the order your premium payments were received.

    The surrender charge is deducted from amounts withdrawn in excess of the free withdrawal amount available at the time of the withdrawal up to the total of all premium payments paid less any prior withdrawals for which a surrender charge was paid. The free withdrawal amount is equal to 10% of the Contract Value. In the first contract year, you may withdraw up to 10% of the Contract Value at the time of the first withdrawal without surrender charges. In subsequent years, the free withdrawal amount is 10% of the Contract Value as of the end of the previous contract year. Any unused percentage of the free withdrawal amount from prior years may be carried forward to the current contract year, up to a maximum of 30% of your Contract Value as of the last contract anniversary.

    The surrender charges, expressed as a percentage of the amount withdrawn in excess of the 10% allowable amount, are as follows:


===============================================================================================
Percent                                     6%      5%      4%      3%      2%      1%      0%
-----------------------------------------------------------------------------------------------
Age of Payment in Complete Years            0       1       2       3       4       5       6+
===============================================================================================


    Amounts deducted to pay partial withdrawals are subject to a surrender charge. A surrender charge will be deducted from the affected subaccounts and GIA on a pro rata basis. If you request a net withdrawal of a specified amount, we will deduct the surrender charges from the remaining Contract Value. This will result in an additional surrender charge when a net withdrawal is requested. If you request a gross withdrawal of a specified amount, we will deduct the surrender charges from the amount requested. Any distribution costs not paid for by surrender charges will be paid by Phoenix from the assets of the General Account.

TAX

    Tax is considered to be any tax charged by a state or municipality on premium payments, whether or not characterized as premium payment tax (or premium tax). It is also other state or local taxes imposed or any other governmental fees which may be required based on the laws of the state or municipality of delivery, the owner's state or municipality of residence on the contract date. Taxes on premium payments currently range from 0% to 3.5% (the amount of state premium payment tax, if any, will vary from state to state), depending on the state. We will pay any premium payment tax, any other state or local taxes imposed or other governmental fee due and will only reimburse ourselves upon the remittance to the applicable state. For a list of states and taxes, see "Appendix B."

    We reserve the right, when calculating unit values, to deduct a credit or fee with respect to any taxes we have paid for or reserved during the valuation period that we determine to be attributable to the operation of a fund. No federal income taxes are applicable under present law and we are not presently making any such deduction.


CHARGES FOR MORTALITY AND EXPENSE RISKS

    While you bear the investment risk of the series in which you invest, once the contract has been converted to a fixed annuity, the annuity payments are guaranteed by us. We assume the risk that annuitants as a class may live longer than expected (necessitating a greater number of annuity payments) and that our expenses may be higher than the deductions for such expenses.

    In assuming the mortality risk, we agree to continue life annuity payments, determined in accordance with the annuity tables and other provisions of the contract, to the annuitant or other payee for as long as he or she may live.

    To compensate for assuming these risks, we currently charge each subaccount the daily equivalent of .40% annually of the current value of the subaccount's net assets for mortality risks assumed and the daily equivalent of .85% annually for expense risks assumed. (See the contract schedule pages.) No mortality and expense risk charge is deducted from the GIA. If the charges prove insufficient to cover actual insurance underwriting costs and excess administrative costs, then the loss will be borne by us; conversely, if the amount deducted proves more than sufficient, the excess will be a profit to Phoenix.

    We have concluded that there is a reasonable likelihood that the distribution financing arrangement being used in connection with the contract will benefit the Separate Account and the contract owners.

CHARGES FOR ADMINISTRATIVE SERVICES


    We are responsible for administering the contract. In doing so, we maintain an account for each owner and annuitant, make all disbursements of benefits, furnish administrative and clerical services for each contract. We also make disbursements to pay obligations chargeable to the Separate Account, maintain the accounts, records and other documents relating to the business of the Separate Account required by regulatory authorities, maintain the registration and qualification of the Account under laws administered by the SEC, prepare and distribute notices and reports to owners, and the like. We also reimburse Phoenix Equity Planning

Corporation ("PEPCO") for any expenses incurred by it as "principal underwriter."

    To cover certain of its costs of administration, such as preparation of billings and statements of account, Phoenix generally charges each contract $35 each year prior to the contract's maturity date. A reduced charge may apply in certain situations. This charge is deducted from each subaccount and the GIA in which you are invested on a pro rata basis. This charge may be decreased but will never increase. This charge is deducted on the contract anniversary date for services rendered during the preceding contract year. Upon surrender of a contract, the entire annual administrative charge of $35 is deducted regardless of when the surrender occurs.

    If you elect Annuity Payment Options I, J, K, M or N, the annual administrative charge after the Maturity Date will be deducted from each annuity payment in equal amounts.

    We may reduce the annual administrative charges for contracts issued under tax-qualified plans other than IRAs, and for group or sponsored arrangements such as Internal Revenue Code Section 403(b) or 457 Plans. Generally, administrative costs per contract vary with the size of the group or sponsored arrangement, its stability as indicated by its term of existence and certain characteristics of its members, the purposes for which the contracts are purchased and other factors. The amount of reduction will be considered on a case-by-case basis but will be applied in a uniform, nondiscriminatory manner that reflects the reduced administrative costs expected as a result of sales to a particular group or sponsored arrangement.

    No surrender or annual administrative charges will be deducted for contracts sold to registered representatives of the principal underwriter or to officers, directors and employees of Phoenix or its affiliates and their spouses; or to employees or agents who retire from Phoenix or its affiliates or PEPCO, or its affiliates or to registered representatives of broker-dealers with whom PEPCO has selling agreements.

OTHER CHARGES


    As compensation for investment management services, the advisors to the funds are entitled to a fee, payable monthly and based on an annual percentage of the average daily net asset values of each series. These fund charges and other fund expenses are described more fully in the fund prospectuses.


THE ACCUMULATION PERIOD
--------------------------------------------------------------------------------

    The accumulation period is that time before annuity payments begin that your payments into the contract remain invested.

ACCUMULATION UNITS


    An Accumulation Unit is used to calculate the value of a contract. Each subaccount has a corresponding accumulation unit value. The number of accumulation units of a subaccount purchased with a specific payment will be determined by dividing the payment by the value of an accumulation unit in that subaccount next determined after receipt of the payment. The value of the accumulation units of a subaccount will vary depending upon the investment performance of the applicable series of the funds, the expenses charged against the fund and the charges and deductions made against the subaccount.


ACCUMULATION UNIT VALUES

    On any date before the maturity date of the contract, the total value of the accumulation units in a subaccount can be computed by multiplying the number of such units by the value of an accumulation unit on that date. The value of an accumulation unit on a day other than a valuation date is the value of the accumulation unit on the next valuation date. The number of accumulation units credited to you in each subaccount and their current value will be reported to you at least annually.

INTERNET, INTERACTIVE VOICE RESPONSE AND TELEPHONE TRANSFERS

    You may transfer your contract value among the available investment options and make changes to your premium payment allocations by Internet, Interactive Voice Response or telephone.

    Phoenix and Phoenix Equity Planning Corporation ("PEPCO"), our national distributor, will use reasonable procedures to confirm that transfer instructions are genuine. We require verification of account information and will record telephone instructions on tape. You will receive written confirmation of all transfers. Phoenix and PEPCO may be liable for following unauthorized instructions if we fail to follow our established security procedures. However, you will bear the risk of a loss resulting from instructions entered by an unauthorized third party that Phoenix and PEPCO reasonably believe to be genuine.

    We may modify or terminate your transfer and allocation privileges at any time. You may find it difficult to exercise these privileges during times of extreme market volatility. In such a case, you should submit your request in writing.

    We will not accept batches of transfer instructions from registered representatives acting under powers of attorney for multiple policy owners, unless the registered representative's broker-dealer firm and Phoenix have entered into a third-party transfer service agreement. If we reject a transfer request for any of these reasons, we will notify you of our decision in writing.

    Prior to the maturity date of your contract, you may elect to transfer all or any part of the contract value among one or more subaccounts or the GIA subject to the limitations established for the GIA. A transfer from a subaccount will result in the redemption of accumulation units and, if another subaccount is selected, in the purchase of accumulation units. The exchange will be based on the values of the accumulation units next determined after the receipt by our Annuity Operations Division of notice of election in a form satisfactory to us. A transfer among subaccounts or the GIA does not automatically change the payment allocation schedule of your contract.

    You may also request transfers and changes in payment allocations among available subaccounts or the GIA by calling us at 800/541-0171 between the hours of 8:30 a.m. and 4:00 p.m. Eastern Time on any valuation date. You may permit your registered representative to submit transfer requests on your behalf. We will employ reasonable procedures to confirm that transfer instructions are genuine. We will require verification of account information and will record telephone instructions on tape. All transfer and allocation changes will be confirmed in writing to you. To the extent that procedures reasonably designed to prevent unauthorized transfers are not followed, we may be liable for following transfer instructions for transfers that prove to be fraudulent. However, you will bear the risk of loss resulting from instructions entered by an unauthorized third party we reasonably believe to be genuine. These transfer exchange and allocation change privileges may be modified or terminated at any time on a case by case basis. In particular, during times of extreme market volatility, transfer privileges may be difficult to exercise. In such cases you should submit written instructions.

    Unless we otherwise agree or unless the Dollar Cost Averaging Program has been elected, you may make only one transfer per contract year from the GIA. Nonsystematic transfers from the GIA will be made on the date of receipt by our Annuity Operations Division except as you may otherwise request. For nonsystematic transfers, the amount that may be transferred from the GIA at any one time cannot exceed the greater of $1,000 or 25% of the contract value in the GIA at the time of transfer.

    No surrender charge will be assessed when a transfer is made. The date a premium payment was originally credited for the purpose of calculating the surrender charge will remain the same. Currently, there is no charge for transfers; however, we reserve the right to charge a transfer fee of up to $20 per transfer after the first 12 transfers in each contract year to defray administrative costs. Currently, 12 transfers are permitted from the subaccounts and one transfer from the GIA; however, we reserve the right to change our policy to limit the number of transfers made during each contract year if we determine in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other contract owners. For more information, see "Disruptive Trading and Market Timing." There are additional restrictions on transfers from the GIA as described above and in the section titled, "GIA."

    For contracts issued on or after March 31, 2003, transfers to the GIA are not permitted during the first contract year. After the first contract year, a transfer into the GIA will not be permitted if such transfer would cause the percentage of the contract value in the GIA to exceed the Maximum GIA Percentage shown on the schedule page.

DISRUPTIVE TRADING AND MARKET TIMING

    Your ability to make transfers among subaccounts under the Contract is subject to modification if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other Contract owners.

    Frequent purchases, redemptions and transfers, programmed transfers, transfers into and then out of a subaccount in a short period of time, and transfers of large amounts at one time ("Disruptive Trading") can have harmful effects for other Contract owners. These risks and harmful effects include:

[diamond] dilution of the interests of long-term investors in a subaccount, if market timers or others transfer into the subaccount at prices that are below the true value or transfer out of the subaccount at prices that are higher than the true value;

[diamond] an adverse affect on portfolio management, as determined by portfolio management in its sole discretion, such as causing the underlying fund to maintain a higher level of cash than would otherwise be the case, or causing the underlying fund to liquidate investments prematurely; and

[diamond] increased brokerage and administrative expenses.

    To protect our Contract owners and the underlying funds from Disruptive Trading, we have adopted certain market timing policies and procedures.

    Under our current Disruptive Trading policy, we could modify your transfer privileges for some or all of the subaccounts. Modifications include, but are not limited to, not accepting a transfer request from you or from any person, asset allocation service, and/or market timing service made on your behalf. We may also limit the amount that may be transferred into or out of any subaccount at any one time. Unless prohibited by the terms of the contract, we may (but are not obligated to):

[diamond] limit the dollar amount and frequency of transfers (e.g., prohibit more than one transfer a week, or more than two a month, etc.),

[diamond] restrict the method of making a transfer (e.g., require that all transfers into a particular subaccount be sent to our Service Center by first class U.S. mail and rescind telephone, Internet or fax transfer privileges),

[diamond] require a holding period for some subaccounts (e.g., prohibit transfers into a particular subaccount within a specified period of time after a transfer out of that subaccount),

[diamond] impose redemption fees on short-term trading (or implement and administer redemption fees imposed by one or more of the underlying funds), or

[diamond] impose other limitations or restrictions.

    Currently we attempt to detect Disruptive Trading by monitoring both the dollar amount of individual transfers and the frequency for a given contract owner's transfers. With respect to both dollar amount and frequency, we may consider an individual transfer alone or when combined with transfers from other contracts owned by or under the control or influence of the same individual or entity. We currently review transfer activity on a regular basis. We also consider any concerns brought to our attention by the managers of the underlying funds. We may change our monitoring procedures at any time without notice.

    Because we reserve discretion in applying these policies, they may not be applied uniformly. However, we will to the best of our ability apply these policies uniformly. Consequently, there is a risk that some contract owners could engage in market timing while others will bear the effects of their market timing.

    Currently we attempt to detect Disruptive Trading by monitoring activity for all contracts. If a transfer request exceeds the transfer parameters, we may send the owner a warning letter. If at any time thereafter the owner's transfer activity exceeds the transfer parameters, we will revoke the contract owner's right to make Internet and Interactive Voice Response (IVR) transfers. We will notify contract owners in writing (by mail to their address of record on file with us) if we limit their trading.

    We have adopted these policies and procedures as a preventative measure to protect all contract owners from the potential effects of Disruptive Trading, while also abiding by any rights that contract owners may have to make transfers and providing reasonable and convenient methods of making transfers that do not have the potential to harm other contract owners.

    We currently do not make any exceptions to the policies and procedures discussed above to detect and deter Disruptive Trading. We may reinstate Internet, IVR, telephone and fax transfer privileges after they are revoked, but we will not reinstate these privileges if we have reason to believe that they might be used thereafter for Disruptive Trading.

    We cannot guarantee that our monitoring will be 100% successful in detecting all transfer activity that exceeds the parameters discussed above (and we do not guarantee that these are appropriate transfer parameters to prevent Disruptive Trading). Moreover, we cannot guarantee that revoking or limiting a contract owner's Internet, IVR, telephone and fax transfer privileges will successfully deter all Disruptive Trading. In addition, some of the underlying funds are available to insurance companies other than Phoenix and we do not know whether those other insurance companies have adopted any policies and procedures to detect and deter Disruptive Trading, or if so what those policies and procedures might be. Because we may not be able to detect or deter all Disruptive Trading and because some of these funds are available through other insurance companies, some contract owners may be treated differently than others, resulting in the risk that some contract owners could engage in market timing while others will bear the effects of their market timing.

    We may, without prior notice, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement. In addition, orders for the purchase of underlying fund shares are subject to acceptance by the relevant fund. We reserve the right to reject, without prior notice, any transfer request into any subaccount if the purchase of shares in the corresponding underlying fund is not accepted for any reason.

    We do not include transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Rebalancing or other similar programs when applying our market timing policy.

OPTIONAL PROGRAMS AND BENEFITS

    If you should elect any of the programs listed below, transfers made under these programs will not reduce the 12 transfers per year limit under this Contract.


ASSET REBALANCING PROGRAM

    Under the Asset Rebalancing Program, we transfer funds among the subaccounts to maintain the percentage allocation you have selected among these subaccounts. At your election, we will make these transfers on a monthly, quarterly, semiannual or annual basis.

    Asset Rebalancing does not permit transfers to or from the GIA. There is no charge associated with participation in this program.

    The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market.

DOLLAR COST AVERAGING PROGRAM

    You also may elect to transfer funds automatically among the subaccounts or the GIA on a monthly, quarterly, semiannual or annual basis under the Dollar Cost Averaging Program. Generally, the minimum initial and subsequent transfer amounts are $25 monthly, $75 quarterly, $150 semiannually or $300 annually. You must have an initial value of $2,000 in the GIA or in the subaccount from which funds will be transferred (sending subaccount), and if the value in that subaccount or the GIA drops below the amount to be transferred, the entire remaining balance will be transferred and no more systematic transfers will be processed. Also, payments of $1,000,000 or more require our approval before we will accept them for processing. Funds may be transferred from only one sending subaccount or from the GIA but may be allocated to multiple receiving subaccounts. Under the Dollar Cost Averaging Program, you may transfer approximately equal amounts from the GIA over a period of 6 months or longer. Transfers under the Dollar Cost Averaging Program are not subject to the general restrictions on transfers from the GIA.

    Upon completion of the Dollar Cost Averaging Program, you must notify us at 800/541-0171 or by writing to our Annuity Operations Division to start another Dollar Cost Averaging Program.

    All transfers under the Dollar Cost Averaging Program will be executed on the basis of values as of the first of the month rather than on the basis of values next determined after receipt of the transfer request. If the first of the month falls on a holiday or weekend, then the transfer will be processed on the next succeeding business day.

    The Dollar Cost Averaging Program is not available to individuals who invest via a bank draft program or while the Asset Rebalancing Program is in effect. There is no charge associated with participation in this program.

    The Dollar Cost Averaging Program does not ensure a profit nor guarantee against a loss in a declining market.

    We may at different times offer an Enhanced Dollar Cost Averaging Program. New premium allocated to the GIA for transfer out to the subaccounts under an Enhanced Dollar Cost Averaging Program will be credited with an interest rate higher than the current GIA interest rate. New premium allocated to the GIA for transfer out to the subaccounts under an Enhanced Dollar Cost Averaging Program can only be transferred to the subaccounts and will not be subject to the Maximum GIA Percentage.


GUARANTEED MINIMUM INCOME BENEFIT ("GMIB") RIDER (BIG EDGE, BIG EDGE PLUS,(R) BIG EDGE CHOICE(R) FOR NEW YORK CONTRACTS ONLY):

    This optional rider provides a benefit that guarantees minimum monthly fixed annuity payments. The minimum monthly fixed annuity payment amount is calculated by multiplying the guaranteed annuitization value by the annuity payment option rate for the annuity payment option selected under the rider.

    The benefit provided by this rider will not be available until the later of 7 years after the rider is added to the contract ("rider date") or the contract anniversary following the older Annuitant's 60th birthday. For example, if you were age 40 when you bought the contract with the rider, the earliest you could exercise the benefit under the rider would be when you reached 60. While the benefit is available, you can only exercise it within 30 days following any contract anniversary. This benefit will not be available 30 days after the contract anniversary following the older Annuitant's 90th birthday.

GUARANTEED ANNUITIZATION VALUE

    On and before the contract anniversary following the older annuitant's 85th birthday, the guaranteed annuitization value shall be equal to the lesser of (i) the sum of (A plus B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions, where:

    A = the contract value on the rider date accumulated at an effective annual rate (as determined below in the provision entitled "Effective Annual Rate") starting on the rider date and ending on the date the guaranteed annuitization value is calculated.

    B = the sum of premium payments made after rider date minus any taxes paid, accumulated at an effective annual rate starting on the date each premium payment is applied to the contract and ending on the date the guaranteed annuitization value is calculated.

    C = the sum of the guaranteed annuitization value reductions, accumulated at an effective annual rate starting on the date each withdrawal occurs and ending on the date the guaranteed annuitization value is calculated.

    D = any tax that may be due.

    After the contract anniversary following the older annuitant's 85th birthday, the guaranteed annuitization value shall equal the lesser of (i) (A plus B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions, where:

    A = the guaranteed annuitization value on the contract anniversary following the older annuitant's 85th birthday.

    B = the sum of premium payments made after the contract anniversary following the older annuitant's 85th birthday.

    C = the sum of the guaranteed annuitization value reductions determined for withdrawals occurring after the contract anniversary following the older annuitant's 85th birthday.
    D = any tax that may be due.

GUARANTEED ANNUITIZATION VALUE REDUCTION

    A guaranteed annuitization value reduction is an amount determined for each withdrawal that occurs on or after the rider date. The reduction is equal to the guaranteed annuitization value immediately prior to a withdrawal, multiplied by the percentage reduction in contract value as a result of the withdrawal.

EFFECTIVE ANNUAL RATE

    On the rider date, we will set the effective annual rate of accumulation to 5%. After the first contract year, this rate may be adjusted based on the value of the Guaranteed Interest Account (GIA) in relation to the total contract value as described below:

    After the first contract year, we will reset the effective annual rate to 0% if the value of the GIA is greater than 40% of the total contract value on any of the following dates:

1.  each date we process a premium payment.
2.  each date we process a transfer.
3.  each date we process a withdrawal.

    Subsequently, we will raise the effective annual rate to 5% if the current effective annual rate is equal to 0% and the value of the GIA is less than or equal to 40% of the total contract value on any of the following dates:

1.  each date we process a premium payment.
2.  each date we process a transfer.
3.  each date we process a withdrawal.
4.  each contract anniversary.

RIDER FEE

    For contracts issued before September 8, 2003, the fee for this rider is equal to 0.40% multiplied by the guaranteed annuitization value on the date the rider fee is deducted. For contracts issued on or after September 8, 2003, and subject to state insurance department approval, the fee for this rider is equal to 0.60% multiplied by the guaranteed annuitization value on the date the rider fee is deducted. We will deduct the rider fee on each contract anniversary that this rider is in effect and upon full surrender of the contract. The rider fee will be deducted from the total contract value with each subaccount and GIA if available bearing a pro rata share of such fee based on the proportionate contract value of each subaccount and GIA. We will waive the rider fee if the contract value on any contract anniversary is greater than twice the guaranteed annuitization value.

TERMINATION OF THIS RIDER

    You may not terminate this rider by request. This rider will terminate on the first of any of the following events to occur:

1. the 30th day after the last contract anniversary that occurs after the older Annuitant's 90th birthday;

2.  the termination of the contract to which this rider is attached;

3. the date a death benefit becomes payable under the contract to which this rider is attached;

4. the date annuity payments commence under the contract to which this rider is attached; and

5. the death of the last surviving annuitant or joint annuitant named under this rider.

GMIB ANNUITY PAYMENT OPTIONS

    Under this rider, you may only elect one of the following annuity payment options:

    GMIB OPTION A - LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN: a fixed annuity payable monthly while the annuitant named under this rider is living or, if later, until the end of the specified period certain. The period certain may be specified as 5, 10 or 20 years. The period certain must be specified on the date the benefit is exercised. If the annuitant dies prior to the end of the period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if any annuitant dies after the end of the period certain. This option is not available if the life expectancy of the annuitant is less than the period certain on the date the benefit is exercised.

    GMIB OPTION B - NON-REFUND LIFE ANNUITY: a fixed annuity payable monthly while any annuitant named under this rider is living. No monthly payment, death benefit or refund is payable after the death of the annuitant.

    GMIB OPTION D - JOINT AND SURVIVORSHIP LIFE ANNUITY: a fixed annuity payable monthly while either the annuitant or joint annuitant named under this rider is living. This option is only available if the annuitant and joint annuitant named under this rider are both alive on the date the benefit is exercised. No monthly payment, death benefit or refund is payable after the death of the surviving annuitant.

    GMIB OPTION F - JOINT AND SURVIVORSHIP LIFE ANNUITY WITH 10-YEAR PERIOD
CERTAIN: a fixed annuity payable monthly while either the annuitant or joint annuitant named under this rider is living, or if later, the end of ten years. This option is only available if the annuitant and joint annuitant named under this rider are both alive on the date the benefit is exercised. If the surviving annuitant dies prior to the end of the 10-year period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if the surviving annuitant dies after the end of the 10-year period certain. This option is not available if the life expectancy of the older annuitant is less than 10 years on the date the benefit is exercised.

PAYMENT UPON DEATH AFTER MATURITY DATE
    If an owner who also is the annuitant dies on or after the maturity date, except as may otherwise be provided under any supplementary contract between the owner and us, we will pay to the owner/annuitant's beneficiary any annuity payments due during any applicable period certain under the annuity option in effect on the annuitant's death. If the annuitant who is not the owner dies on or after the maturity date, we will pay any remaining annuity payments to the annuitant's beneficiary according to the payment option in effect at the time of the annuitant's death. If an owner who is not the annuitant dies on or after the maturity date, we will pay any remaining annuity payments to the owner's beneficiary according to the payment option in effect at the time of the owner's death.

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                    IMPORTANT INFORMATION REGARDING THE GMIB

    While the GMIB does provide guaranteed minimum fixed annuity payments, it may not be appropriate for all investors and should be understood completely before you elect it.

[diamond] The GMIB does not provide contract value or in any way guarantee the investment performance of any investment option available under the contract.

[diamond] The GMIB is irrevocable once elected.

[diamond] You may not change any annuitant or joint annuitant while the GMIB is in effect.

[diamond] The GMIB does not restrict or limit your right to annuitize at other times permitted under the contract, but doing so will terminate the GMIB.

o You should consult with a qualified financial advisor if you are considering the GMIB.

o The GMIB is only available if approved in your state and if we offer it for use with the contract.


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INTEREST INVESTMENT PROGRAM

    We may at different times offer an Interest Investment Program. Under this program, interest earned on premium allocated to the GIA will automatically be transferred out to any of the subaccounts under the separate account.

    You may elect to transfer interest earned on premium allocated to the GIA on a monthly, quarterly, semiannual or annual basis. The amount that we transfer under the program will be based on the interest earned for the period you elect. We will process the automatic transfers on the first day of the month for the period that applies following our receipt of your transfer request. Should the first day of the applicable month fall on a holiday or weekend, we will process the transfer on the next business day.

    You must have a value of $10,000 in the GIA at all times to keep this program in effect. If the value in the GIA drops below $10,000 for any reason, then no more automatic transfers will be processed under the program. To start or stop the Interest Investment Program, you must notify us at 800/541-0171 or send a written request to our Annuity Operations Division.

    Transfers under the Interest Investment Program are not subject to the general restrictions on transfers from the GIA.

    The Interest Investment Program is not available to individuals who invest via a bank draft program or while the Dollar Cost Averaging Program or Asset Rebalancing Program are in effect.

    The Interest Investment Program does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participating in this program.

SYSTEMATIC WITHDRAWAL PROGRAM


    Prior to the maturity date, you may partially withdraw amounts automatically on a monthly, quarterly, semiannual or annual basis under the Systematic Withdrawal Program. You may withdraw a specified dollar amount or a specified percentage. The withdrawals are taken from the Contract Value with each subaccount and the GIA bearing a pro rata share.


    The minimum withdrawal amount is $100. Withdrawals will be processed on each monthly contract anniversary and any applicable premium tax and surrender charges will be applied.

    You may start or terminate this program by sending written instructions to our Annuity Operations Division. This program is not available on or after the maturity date. There is no charge associated with participation in this program.


SURRENDER OF CONTRACT AND WITHDRAWALS


    If the annuitant is living, amounts held under the contract may be withdrawn in whole or in part prior to the maturity date, or after the maturity date under Annuity Payment Options K or L. Prior to the maturity date, you may withdraw up to 10% of the contract value in a contract year, either in a lump sum or by multiple scheduled or unscheduled partial withdrawals, without the imposition of a surrender charge. During the first contract year, the 10% withdrawal without a surrender charge is available only on contracts issued on or after May 1, 1996, and will be determined based on the contract value at the time of the first partial withdrawal. In all subsequent years, the 10% will be based on the previous contract anniversary value. A signed written request for withdrawal must be sent to our Annuity Operations Division. If you have not yet reached age 59 1/2, a 10% penalty tax may apply on taxable income withdrawn. See "Federal Income Taxes." The appropriate number of accumulation units of a subaccount will be redeemed at their value next determined after the receipt by our Annuity Operations Division of a written notice in a form satisfactory to us. Accumulation units redeemed in a partial withdrawal from multiple subaccounts will be redeemed on a pro rata basis unless you designate otherwise. Contract values in the GIA will also be withdrawn on a pro rata basis unless you designate otherwise. The resulting cash payment will be made in a single sum, ordinarily within seven days after receipt of such notice. However, redemption and payment may be delayed under certain circumstances. See "Deferment of Payment." There may be adverse tax consequences to certain surrenders and partial withdrawals. See "Surrenders or Withdrawals Prior to the Contract Maturity Date." Certain restrictions on redemptions are imposed on contracts used in connection with Internal Revenue Code Section 403(b) plans. Although loans are available under 403(b) plans only, certain limitations may apply. See "Qualified Plans--Tax Sheltered Annuities." A deduction for surrender charges may be imposed on partial withdrawals from, and complete surrender of, a contract. See "Surrender Charges." Any surrender charge is imposed on a first-in, first-out basis.

    Any request for a withdrawal from, or complete surrender of, a contract should be mailed to our Annuity Operations Division.

LAPSE OF CONTRACT

    The contract will terminate and lapse without value, if on any valuation date:

[diamond] the contract value is zero; or

[diamond] the premium tax reimbursement due on surrender or partial withdrawals is greater than or equal to the contract value (unless any contract value has been applied under one of the variable payment options).

    Phoenix will notify you in writing that the contract has lapsed.

PAYMENT UPON DEATH BEFORE MATURITY DATE

[diamond] WHO RECEIVES PAYMENT

          o DEATH OF AN OWNER/ANNUITANT

            If the owner/annuitant dies before the contract maturity date, the death benefit will be paid under the contract to the annuitant's beneficiary.

          o DEATH OF AN ANNUITANT WHO IS NOT THE OWNER

            If the owner and the annuitant are not the same and the annuitant dies prior to the maturity date, the contingent annuitant becomes the annuitant. If there is no contingent annuitant, the death benefit will be paid to the annuitant's beneficiary.

          o SPOUSAL BENEFICIARY CONTRACT CONTINUANCE

            If the spousal beneficiary continues the contract at the death of the owner/annuitant or owner who is not also the annuitant, the spousal beneficiary becomes the annuitant.

          o CONTINGENT ANNUITANT CONTRACT CONTINUANCE

            Upon the death of the annuitant who is not the owner provided a contingent annuitant was named prior to the death of the annuitant, the contract will continue with the contingent annuitant becoming the annuitant.

          o QUALIFIED CONTRACTS

            Under qualified contracts, the death benefit is paid at the death of the participant who is the annuitant under the contract.

            Death benefit payments must satisfy distribution rules. See "Federal Income Taxes--Qualified Plans."

            o OWNERSHIP OF THE CONTRACT BY A NON-NATURAL PERSON

            If the owner is not an individual, the death of the annuitant is treated as the death of the owner.

[diamond] PAYMENT AMOUNT

          o UPON THE DEATH OF THE ANNUITANT OR OWNER/ANNUITANT WHO HAS NOT YET REACHED AGE 85

            1. Death occurring in the first 6-year period following the contract date--the greater of:

               a. 100% of payments, less any withdrawals; or

               b. the contract value as of the claim date.

            2. Death occurring in any subsequent 6-year period--the greater of:

               a. the death benefit that would have been payable at the end of the previous 6-year period, plus any payments, less any withdrawals made since that date; or

               b. the contract value as of the claim date.

          o AFTER THE ANNUITANT'S 85TH BIRTHDAY

            The death benefit (less any deferred premium tax) equals the contract value (no surrender charge is imposed) on the claim date.

          o DEATH OF AN OWNER WHO IS NOT THE ANNUITANT

            Upon the death of an owner who is not the annuitant, provided that there is no surviving joint owner, the death proceeds will be paid to the owner's beneficiary. The death benefit is equal to the cash surrender value.

    If the death benefit amount to be paid is less than $2,000, it will be paid in a single lump sum (see "Annuity Options"). Depending upon state law, the death benefit payment to the beneficiary may avoid probate and the death benefit may be reduced by any tax due. See "Deductions and Charges--Tax" and "Federal Income Taxes--Distribution at Death."

BIG EDGE CHOICE(R) FOR NEW YORK CONTRACTS
--------------------------------------------------------------------------------

    New York individual contracts issued on or after May 1, 1997, have certain differences from the other individual contracts described in this prospectus. Other than the differences noted in this section, the contracts are the same as other individual contracts. These differences are reflected in the "Summary of Expenses for Big Edge Choice for New York contracts."

SURRENDER CHARGES A deduction for surrender charges for these contracts may be taken from proceeds of partial withdrawals or complete surrender of the contract. The amount (if any) of a surrender charge depends on whether your payments are held under the contract for a certain period of time. The surrender charge is designed to recover the expense of distributing contracts that are terminated before distribution expenses have been recouped from revenue generated by these contracts. These are contingent charges because they are paid only if you surrender your contract. They are deferred charges because the are not deducted from premiums. The surrender charge schedule is shown in the chart below. No surrender charge will be taken after the annuity period has begun, except with respect to unscheduled withdrawals under Options K or L. See "Annuity Payment Options." A surrender charge is not imposed on amounts payable because of the death of the annuitant or owner. Surrender Charges will also be waived when you begin taking annuity payments, provided your contract has been in effect for five years.

    Up to 10% of the contract value may be withdrawn in a contract year, either in a lump sum or by multiple scheduled or unscheduled amounts, without imposition of a surrender charge. During the first contract year, the 10% withdrawal without a surrender charge will be based on the contract value at the time of the first partial withdrawal. In subsequent years, the 10% will be based on the previous contract anniversary value. The deduction for surrender charges, expressed as a percentage of the amounts redeemed greater than the 10% allowable amount up to a maximum of the total premium is as follows:

===============================================================================================
Percent                             7%      6%      5%      4%      3%      2%      1%      0%
----------------------------------------------------------------------------------------------
Age of Payment in Complete Years    0       1       2       3       4       5       6       7+
===============================================================================================

    If the annuitant or owner dies before the maturity date, the surrender charge described in the table above will not apply.

DAILY ADMINISTRATIVE FEE

    We also charge each subaccount the daily equivalent of 0.125% annually to cover its variable costs of administration (such as printing and distribution of materials pertaining to contract owner meetings). This fee is not deducted from the GIA, from contracts sold to registered representatives of PEPCO or broker-dealers with whom PEPCO has selling agreements, to officers, directors and employees of Phoenix or its affiliates and their spouses or to employees or agents who retire from Phoenix or its affiliates or PEPCO.

MATURITY DATE

    The maturity date cannot be earlier than five years from the inception of the contract, nor later than the contract anniversary nearest the annuitant's 90th birthday.

OWNERSHIP OF THE CONTRACT

Joint ownership of the contract is not permitted.

PAYMENT UPON DEATH BEFORE MATURITY DATE

[diamond] WHO RECEIVES PAYMENT

          o DEATH OF AN OWNER/ANNUITANT

            If the owner/annuitant dies before the contract maturity date, the death benefit will be paid under the contract to the annuitant's beneficiary.

          o DEATH OF AN ANNUITANT WHO IS NOT THE OWNER

            If the owner and the annuitant are not the same and the annuitant dies prior to the maturity date, the contingent annuitant becomes the annuitant. If there is no contingent annuitant, the death benefit will be paid to the annuitant's beneficiary.

          o SPOUSAL BENEFICIARY CONTRACT CONTINUANCE

            If the spousal beneficiary continues the contract at the death of the owner/annuitant or owner who is not also the annuitant, the spousal beneficiary becomes the annuitant.

          o CONTINGENT ANNUITANT CONTRACT CONTINUANCE

            Upon the death of the annuitant who is not the owner provided a contingent annuitant was named prior to the death of the annuitant, the contract will continue with the contingent annuitant becoming the annuitant.

          o QUALIFIED CONTRACTS

            Under qualified contracts, the death benefit is paid at the death of the participant who is the annuitant under the contract.

            Death benefit payments must satisfy distribution rules. See "Federal Income Taxes--Qualified Plans."

          o OWNERSHIP OF THE CONTRACT BY A NON-NATURAL PERSON

            If the owner is not an individual, the death of the annuitant is treated as the death of the owner.

{diamond] PAYMENT AMOUNT

          o UPON THE DEATH OF THE ANNUITANT OR OWNER/ANNUITANT WHO HAS NET YET REACHED AGE 85

            1. Death occurring in the first contract year--the greater of:

               a. 100% of payments, less any withdrawals; or

               b. the contract value as of the claim date.

            2. Death occurring in any subsequent contract year--the greater of:

               a. the death benefit that would have been payable at the end of the previous contract year, plus any payments, less any withdrawals made since that date; or

               b. the contract value as of the claim date.

          o AFTER THE ANNUITANT'S 85TH BIRTHDAY

            The death benefit (less any deferred premium tax) equals the contract value (no surrender charge is imposed) on the claim date.

          o DEATH OF AN OWNER WHO IS NOT THE ANNUITANT

            Upon the death of an owner who is not the annuitant, provided that there is no surviving joint owner, the death proceeds will be paid to the owner's beneficiary. The death benefit is the greater of:

            1. 100% of payments, less any withdrawals; or

            2. the contract Value as of the claim date.

    If the death benefit amount to be paid is less than $2,000, it will be paid in a single lump sum (see "Annuity Options"). Depending upon state law, the death benefit payment to the beneficiary may avoid probate and the death benefit may be reduced by any tax due. See "Deductions and Charges--Tax" and "Federal Income Taxes--Distribution at Death."

TRANSFERS

    A contract owner may request transfers or allocation changes in writing only. Transfers or allocation changes may not be made by telephone.

GROUP STRATEGIC EDGE(R) CONTRACTS
--------------------------------------------------------------------------------

    Contracts may be purchased by employers (or trusts) to fund tax-qualified pension or profit-sharing plans such as defined contribution and defined benefit plans ("group contracts"). Group contracts may be purchased on an "allocated" or "unallocated" basis. In most respects, group contracts are the same as the contracts purchased on an individual basis described elsewhere in this prospectus; however, there are certain differences as described in this section. We may limit the payments made under a group contract to $1,000,000 and reserve the right to terminate a group contract after 20 years. Under the Dollar Cost Averaging Program, you may transfer approximately equal amounts from the GIA over a period of 18 months or longer. Please note that group contracts cannot participate in the optional Asset Rebalancing Program, Interest Investment Program, Enhanced Dollar Cost Averaging Program, and/or the Guaranteed Minimum Income Benefit Rider.

ALLOCATED GROUP CONTRACTS

    Under an allocated group contract, the contract owner is the trust to whom the contract is issued. However, individual participant accounts are maintained and the contract owner passes on certain rights to the plan participants such as the right to choose subaccounts, and transfer amounts between subaccounts.

    Under an allocated group contract, a minimum initial purchase payment of $25 per participant account is required. Subsequent payments per participant account must be at least $25 and must total at least $300 per contract year. The annual administrative service charge under an allocated group contract is currently $15 per participant account; it is guaranteed not to exceed $30.

    If withdrawals occur within a certain number of years after deposit, a surrender charge will apply. (Please see description in section "Deductions and Charges--Surrender Charges").

Allocated group contracts do not have a 10% free withdrawal privilege. A surrender charge will not be applied if the withdrawal is for one of the following:

[diamond] death of a participant

[diamond] disability

[diamond] demonstration of financial hardship

[diamond] separation from service or retirement (participant account has been maintained for a minimum of 5 years or age 55 or older)

[diamond] participant loan

[diamond] purchase of:

          o annuity contract

          o retired life certificate

          o election of life expectancy distribution option

    Under group contracts issued in New York, the surrender charge will not be applied to amounts exceeding the total of payments made under the contract (calculated at their initial value). In addition, if the contract has been in force for at least 20 years and Phoenix terminates the contract, no surrender charge will apply.

    Not more than four transfers may be made from the GIA in any Participant Account Year and only one such transfer may be made in any 3-consecutive month period. The amount of such transfers out of the GIA in any one Participant Account Year may not exceed the greater of $1,000 or 25% of the Participant Account Value in the GIA as of the last day of the prior Participant Account Year.

    Upon the death of a participant, a death benefit will be paid to the contract owner. The contract owner may then distribute the death benefit in accordance with the terms of the plan. If the death occurred during the first six years following the contract date, this payment would be equal to the greater of: (a) the sum of all purchase payments made by the participant less any prior withdrawals or (b) the participant's accumulated value under the contract. If the death occurred during any subsequent six-year period, this payment would equal the greater of: (a) the death benefit that would have been payable at the end of the immediately preceding six-year period, plus any payments made and less any partial withdrawals since such date or (b) the participant's accumulated value under the contract.

    Loans and hardship withdrawals will be available under the Internal Revenue Code of 1986 Section 401(k) plans after January 1, 1996. If the plan permits loans, a partial withdrawal from the participant's contract value may be requested. The partial withdrawal for the loan must be at least $1,000 and the participant's remaining contract value must be at least $2,000. A contingent deferred sales charge will not apply to such a partial withdrawal. A $125 administrative charge per partial withdrawal will apply and this amount may be increased in the future. Loan repayments, including any interest, will be allocated to the participant's subaccounts in the same proportion as new payments. A plan loan partial withdrawal may not be made if a plan loan partial withdrawal is currently outstanding with respect to that Participant.

UNALLOCATED GROUP CONTRACTS

    Under an unallocated group contract, the contract owner is the trust to whom the contract is issued. The contract owner exercises all rights under the contract on behalf of plan participants; no participant accounts are maintained under the contract.

    Under an unallocated group contract, a minimum initial purchase payment of $5,000 is required and subsequent payments also must be at least $5,000. The annual administrative service charge under an unallocated group contract is currently $300; it is guaranteed not to exceed $500.

    If amounts are withdrawn in the early contract years, a surrender charge may apply unless the withdrawal is for the payment of a plan benefit related to the death or disability of a plan participant or the purchase of an individual annuity contract or Life Expectancy Distribution option from Phoenix. A deduction for a surrender charge for an unallocated group contract may be taken from the proceeds of a withdrawal from, or complete surrender of, the contract if the withdrawal is not related to the payment of a plan benefit or the purchase of an annuity as described above and the contract has not been held for a certain period of time (see chart below). However, withdrawals up to 15% of the payments made under a contract in the first contract year and up to 15% of the contract Value as of the previous contract anniversary may be made each year without imposition of a surrender charge for payment of plan benefits related to termination of employment or retirement. The deduction for surrender charges, expressed as a percentage of the amount withdrawn in excess of the 15% allowable amount, is as follows:

===============================================================================================
Percent                                     6%      5%      4%      3%      2%      1%      0%
-----------------------------------------------------------------------------------------------
Age of Payment in Complete Years           0-4     1       2       3       4       5       6+
===============================================================================================

    Under group contracts issued in New York, the surrender charge will not be applied to amounts exceeding the total of purchase payments made under the contract (calculated at their initial value). In addition, if the contract has been in force for at least 20 years and Phoenix terminates the contract, no surrender charge will apply.

    Upon the death of a participant, a death benefit will be paid to the contract owner. The contract owner may then distribute the death benefit in accordance with the terms of the plan.

THE ANNUITY PERIOD
--------------------------------------------------------------------------------

    The annuity period is that period of time beginning after the end of the accumulation period and during which payments to you are made.


ANNUITY PAYMENTS


    Annuity payments will begin on the contract's maturity date if the annuitant is alive and the contract is still in force.

Beginning on the maturity date, investment in the Account is continued unless a Fixed Payment Annuity is elected. Surrender Charges will be waived when you begin taking annuity payments, provided your contract has been in effect for five years. Each contract will provide, at the time of its issuance, for a Variable Payment Life Annuity with 10-Year Period Certain unless a different annuity option is elected by you. See "Annuity Payment Options." Under a Variable Payment Life Annuity with 10-Year Period Certain, annuity payments, which may vary in amount based on the performance of the subaccount selected, are made monthly for life and, if the annuitant dies within ten years after the maturity date, the annuitant's beneficiary will be paid the payments remaining in the 10-year period. A different form of annuity may be elected by you prior to the maturity date. Once annuity payments have commenced, the Annuity Option may not be changed.

    If the amount to be applied on the maturity date is less than $2,000, we may pay such amount in one lump sum in lieu of providing an annuity. If the initial monthly annuity payment under an Annuity Payment Option would be less than $20, we may make a single sum payment equal to the total contract value on the date the initial payment would be payable, or make periodic payments quarterly, semiannually or annually in place of monthly payments.

    Each contract specifies a provisional maturity date at the time of its issuance. You may subsequently elect a different maturity date. Generally, the maturity date may not be earlier than the fifth contract anniversary or later than the contract anniversary nearest the annuitant's 95th birthday unless the contract is issued in connection with certain qualified plans. Generally, under qualified plans, the maturity date must be such that distributions begin no later than April 1st of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an IRA.

    The maturity date election must be made by written notice and must be received by our Annuity Operations Division 30 days before the provisional maturity date. If a maturity date, which is different from the provisional maturity date, is not elected by you, the provisional maturity date becomes the maturity date. Particular care should be taken in electing the maturity date of a contract issued under a Tax Sheltered Annuity (TSA), a Keogh Plan or an IRA plan. See "Tax Sheltered Annuities," "Keogh Plans" and "Individual Retirement Accounts."

ANNUITY PAYMENT OPTIONS

    Unless an alternative annuity payment option is elected on or before the maturity date, the amounts held under a contract on the maturity date automatically will be applied to provide a Life Annuity with a Specified Period Certain based on the life of the annuitant under Option A as described below. Any annuity payments falling due after the death of the annuitant during the period certain will be paid to the annuitant's beneficiary. Each annuity payment will be based upon the value of the annuity units credited to the contract. The number of annuity units in each subaccount to be credited is based on the value of the accumulation units in that subaccount and the applicable annuity payment rate. The contract is issued with guaranteed minimum annuity payment rates; however, if the current rate is higher, we'll apply the higher rate. The payment rate differs according to the annuity payment option selected and the age of the annuitant. The annuity payment rate is applied and will determine all payments for the fixed annuity payment options and the first payment for the variable annuity payment options. The value of the annuity units will vary with the investment performance of each subaccount to which annuity units are credited.



    The initial payment will be calculated based on an assumed investment return of 4(1/2)% per year. This rate is a fulcrum return around which variable annuity payments will vary to reflect whether actual investment experience of the subaccount is better or worse than the assumed investment return. The assumed investment return is set at the time of your first annuity payment. If investment performance is higher than the assumed investment return, your subsequent annuity payments will be larger than your first annuity payment. However, if investment performance is lower than the assumed investment rate, your subsequent annuity payments will be less than the first annuity payment.
If the assumed and actual investment performances are the same, your annuity payments will be level. The assumed investment return and the calculation of variable income payments for such 10-year period certain variable payment life annuity and for Options J and K described below are described in more detail in the contract and in the SAI.


    Instead of the period certain life annuity (see "Option A--Life Annuity with a specified Period Certain"), you may, by written request received by our Annuity Operations Division (AOD), PO Box 8027, Boston, MA 02266-8027 on or before the maturity date of the contract, elect any of the other annuity payment options described below. If the maturity date occurs in the first contract year, only Options I, J, K, L, M or N may be elected. No surrender charge will be assessed under any annuity payment option, unless unscheduled withdrawals are made under Annuity Options K or L.

    The level of annuity payments payable under the following annuity payment options is based upon the option selected. In addition, factors such as the age at which payments begin, the form of annuity, annuity payment rates, assumed investment rate (for variable payment annuities) and the frequency of payments will affect the level of annuity payments. The longer the duration, and more frequent the payments, the lower the annuity payment amount. The assumed investment rate is 4.5% per year. We use this rate to determine the first payment under Variable Payment Annuity Options I, J, K, M and N.

    We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the subaccounts. See "Charges For Mortality and Expense Risks" and "Charges for Administrative Services." Therefore, electing Option K will result in a deduction being made even though we assume no mortality risk under that option.

    The following are descriptions of the annuity payment options available under a contract. These descriptions should allow you to understand the basic differences between the options, however, you should contact Annuity Operations Division well in advance of the date you wish to elect an option to obtain estimates of payments under each option.

OPTION A--LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN
    Provides a monthly income for the life of the annuitant. In the event of death of the annuitant, the annuity income will be paid to the beneficiary until the end of the specified period certain. For example, a 10-year period certain will provide a total of 120 monthly payments. The certain period may be 5, 10 or 20 years.

OPTION B--NON-REFUND LIFE ANNUITY
    Provides a monthly income for the lifetime of the annuitant. No income is payable after the death of the annuitant.

OPTION D--JOINT AND SURVIVOR LIFE ANNUITY
    Provides a monthly income for the lifetimes of both the annuitant and a joint annuitant as long as either is living. In the event of the death of the annuitant or joint annuitant, the annuity income will continue for the life of the survivor. The amount to be paid to the survivor is 100% of the amount of the joint annuity payment, as elected at the time the annuity payment option is chosen. No income is payable after the death of the surviving annuitant.

    Under Option D, the joint annuitant must be named at the time this option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract.

OPTION E--INSTALLMENT REFUND LIFE ANNUITY
    Provides a monthly income for the life of the annuitant. In the event of the annuitant's death, the annuity income will continue to the annuitant's beneficiary until the amount applied to purchase the annuity has been distributed.

OPTION F--JOINT AND SURVIVOR LIFE ANNUITY WITH 10-YEAR PERIOD CERTAIN
    Provides a monthly income for the lifetime of both the annuitant and a joint annuitant as long as either is living. In the event of the death of the annuitant or joint annuitant, the annuity income will continue for the life of the survivor. If the survivor dies prior to the end of the 10-year period, the annuity income will continue to the named beneficiary until the end of the 10-year period certain.

    Under Option F, the joint annuitant must be named at the time this option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract.

OPTION G--PAYMENTS FOR SPECIFIED PERIOD
    Provides equal income installments for a specified period of years whether the annuitant lives or dies. Any specified whole number of years from 5 to 30 years may be elected.

OPTION H--PAYMENTS OF SPECIFIED AMOUNT
    Provides equal installments of a specified amount over a period of at least five years. The specified amount may not be greater than the total annuity amount divided by five annual installment payments. If the annuitant dies prior to the end of the elected period certain, annuity payments will continue to the annuitant's beneficiary until the end of the elected period certain.

OPTION I--VARIABLE PAYMENT LIFE ANNUITY WITH 10-YEAR PERIOD CERTAIN
    Provides a variable payout monthly annuity for the life of the annuitant. In the event of the death of the annuitant, during the first 10 years after payout commences, the annuity payments are made to the annuitant's beneficiary until the end of that 10-year period. The 10-year period provides a total of 120 monthly payments. Payments will vary as to dollar amount, based on the investment experience of the subaccounts in which proceeds are invested.

OPTION J--JOINT SURVIVOR VARIABLE PAYMENT LIFE ANNUITY WITH 10-YEAR PERIOD
CERTAIN
    Provides a variable payout monthly annuity while the annuitant and the designated joint annuitant are living and continues thereafter during the lifetime of the survivor or, if later, until the end of a 10-year period certain. Payments will vary as to dollar amount, based on the investment experience of the subaccounts in which proceeds are invested. The joint annuitant must be named at the time this option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract. This option is not available for payment of any death benefit under the contract.

OPTION K--VARIABLE PAYMENT ANNUITY FOR A SPECIFIED PERIOD
    Provides variable payout monthly income installments for a specified period of time, whether the annuitant lives or dies. The period certain specified must be in whole numbers of years from 5 to 30. However, the period certain selected by the beneficiary of any death benefit under the contract may not extend beyond the life expectancy of such beneficiary. A contract owner may at anytime request unscheduled withdrawals representing part or all of the remaining contract value less any applicable contingent deferred surrender charge. For details, see "Variable Annuity Payments" and "Calculation of Annuity Payments" in the SAI.

OPTION L--VARIABLE PAYMENT LIFE EXPECTANCY ANNUITY
    Provides a variable payout monthly income payable over the annuitant's annually recalculated life expectancy or the annually recalculated life expectancy of the annuitant and joint annuitant. A contract owner may at anytime request unscheduled withdrawals representing part or all of the remaining contract value less any applicable contingent deferred surrender charge. Upon the death of the annuitant (and joint annuitant, if there is a joint annuitant), the remaining contract value will be paid in a lump sum to the annuitant's beneficiary. For details, see "Variable Annuity Payments" and "Calculation of Annuity Payments" in the SAI.

OPTION M--UNIT REFUND VARIABLE PAYMENT LIFE ANNUITY
    Provides variable monthly payments as long as the annuitant lives. If the annuitant dies, the annuitant's beneficiary will receive the value of the remaining annuity units in a lump sum.

OPTION N--VARIABLE PAYMENT NON-REFUND LIFE ANNUITY
    Provides a variable monthly income for the life of the annuitant. No income or payment to a beneficiary is paid after the death of the annuitant.

OTHER OPTIONS AND RATES
    We may offer other annuity payment options at the time a contract reaches its maturity date. In addition, in the event that annuity payment rates for contracts are at that time more favorable than the applicable rates guaranteed under the contract, the then current settlement rates shall be used in determining the amount of any annuity payment under the annuity payment options above.

OTHER CONDITIONS
    Federal income tax requirements currently applicable to most qualified plans provide that the period of years guaranteed under joint and survivorship annuities with specified periods certain (see "Option F" and "Option J" above) cannot be any greater than the joint life expectancies of the payee and his or her spouse.

    Federal income tax requirements also provide that participants in regular or SIMPLE IRAs must begin minimum distributions by April 1 of the year following the year in which they attain age 70 1/2. Minimum distribution requirements do not apply to Roth IRAs. Distributions from qualified plans generally must begin by the later of actual retirement or April 1 of the year following the year participants attain age 70 1/2. Any required minimum distributions must be such that the full amount in the contract will be distributed over a period not greater than the participant's life expectancy, or the combined life expectancy of the participant and his or her spouse or designated beneficiary. Distributions made under this method are generally referred to as Life Expectancy Distributions ("LEDs"). An LED program is available to participants in qualified plans or IRAs. Requests to elect this program must be made in writing.

    Under the LED program, regardless of contract year, amounts up to the required minimum distribution may be withdrawn without a deduction for surrender charges, even if the minimum distribution exceeds the 10% allowable amount. See "Surrender Charges." Any amounts withdrawn that have not been held under a contract for at least six years and are in excess of both the minimum distribution and the 10% free available amount will be subject to any applicable surrender charge.

    If the initial monthly annuity payment under an annuity option would be less than $20, we may make a single sum payment equal to the contract value on the date the initial payment would be payable, in place of all other benefits provided by the contract, or, may make periodic payments quarterly, semiannually or annually in place of monthly payments.

    Currently, transfers between subaccounts are not available for amounts allocated to any of the variable payment annuity options.

PAYMENT UPON DEATH AFTER MATURITY DATE
    If an owner who also is the annuitant dies on or after the maturity date, except as may otherwise be provided under any supplementary contract between the owner and us, we will pay to the owner/annuitant's beneficiary any annuity payments due during any applicable period certain under the annuity option in effect on the annuitant's death. If the annuitant who is not the owner dies on or after the maturity date, we will pay any remaining annuity payments to the annuitant's beneficiary according to the payment option in effect at the time of the annuitant's death. If an owner who is not the annuitant dies on or after the maturity date, we will pay any remaining annuity payments to the owner's beneficiary according to the payment option in effect at the time of the owner's death.

VARIABLE ACCOUNT VALUATION PROCEDURES
------------------------------------------
VALUATION DATE
    A valuation date is every day the New York Stock Exchange ("NYSE") is open for trading and we are open for business. However, transaction processing may be postponed for the following reasons:

  1. the NYSE is closed or may have closed early;

  2. the SEC has determined that a state of emergency exists; or

  3. on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran's Day).

    The NYSE Board of Directors reserves the right to change the NYSE schedule as conditions warrant. On each valuation date, the value of the Separate Account is determined at the close of the NYSE (usually 4:00 p.m. eastern time). The NYSE is scheduled to be closed on the following days:

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  New Year's Day                   Independence Day
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  Martin Luther King, Jr. Day      Labor Day
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  Presidents Day                   Thanksgiving Day
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  Good Friday                      Christmas Day
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  Memorial Day
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VALUATION PERIOD

    Valuation period is that period of time from the beginning of the day following a valuation date to the end of the next following valuation date.

ACCUMULATION UNIT VALUE
    The value of one accumulation unit was set at $1.000 on the date assets were first allocated to a subaccount. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period ending on such valuation date. After the first valuation period, the accumulation unit value reflects the cumulative investment experience of that subaccount.

NET INVESTMENT FACTOR
    The net investment factor for any valuation period is equal to 1.000 plus the applicable net investment rate for such valuation period. A Net Investment Factor may be more or less than 1.000 depending on whether the assets gained or lost value that day. To determine the net investment rate for any valuation period for the funds allocated to each subaccount, the following steps are taken: (a) the aggregate accrued investment income and capital gains and losses, whether realized or unrealized, of the subaccount for such valuation period is computed, (b) the amount in (a) is then adjusted by the sum of the charges and credits for any applicable income taxes and the deductions at the beginning of the valuation period for mortality and expense risk charges and daily administration fee, and (c) the results of (a) as adjusted by (b) are divided by the aggregate unit values in the subaccount at the beginning of the valuation period.

MISCELLANEOUS PROVISIONS
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ASSIGNMENT


    Owners of contracts issued in connection with non-tax qualified plans may assign their interest in the contract without the consent of the beneficiary. We will not be on notice of such an assignment unless we receive written notice of such assignment filed with our Annuity Operations Division.


    A pledge or assignment of a contract is treated as payment received on account of a partial surrender of a contract. See "Surrenders or Withdrawals Prior to the contract Maturity Date."

    In order to qualify for favorable tax treatment, contracts issued in connection with tax qualified plans may not be sold, assigned, discounted or pledged as collateral for a loan or as security for the performance of an obligation, or for any other purpose, to any person other than to us.


PAYMENT DEFERRAL
    Payment of the contract value attributable to the Separate Account in a single sum upon a withdrawal from, or complete surrender of, a contract ordinarily will be made within seven days after receipt of the written request by our Annuity Operations Division. However, we may postpone payment of the value of any accumulation units at times (a) when the NYSE is closed, other than customary weekend and holiday closings, (b) when trading on the NYSE is restricted, (c) when an emergency exists as a result of which disposal of securities in the fund is not reasonably practicable or it is not reasonably practicable to determine the contract value or (d) when a governmental body having jurisdiction over us by order permits such suspension. Rules and regulations of the SEC, if any, are applicable and will govern as to whether conditions described in (b), (c) or (d) exist.



    Payment of the Contract Value attributable to the GIA may be deferred for 6 months from the date of receipt of a withdrawal or surrender request at our Annuity Operations Division. If payment is delayed for more than 10 days, we will credit additional interest at a rate equal to that paid under Annuity Options G and H.


FREE LOOK PERIOD
    We may mail the contract to you or we may deliver it to you in person. You may surrender a contract for any reason within 10 days after you receive it and receive in cash the adjusted value of your initial payment. (A longer Free Look Period may be required by your state.) You may receive more or less than the initial payment depending on investment experience within the subaccounts during the Free Look Period. If a portion or all of your initial payment has been allocated to the GIA, we also will refund any earned interest. If applicable state law requires, we will return the full amount of any payments we received.

    During periods of extreme market volatility, we reserve the right to make the Temporary Money Market Allocation Amendment available. We will generally allocate the premium payment, less applicable charges, according to your instructions when we receive your completed application. We may issue some contracts with a Temporary Money Market Allocation Amendment. Under this amendment we allocate the net premium payment and the net of other premium payments paid during your Free Look Period to the Phoenix-Goodwin Money Market subaccount. When your Free Look Period expires we allocate the contract value among the subaccounts and/or the GIA according to your instructions. We may use the Temporary Money Market Allocation Amendment depending on the state of issue and under certain other circumstances.

AMENDMENTS TO CONTRACTS
    Contracts may be amended to conform to changes in applicable law or interpretations of applicable law, or to accommodate design changes. Changes in the contract may need to be approved by contract owners and state insurance departments. A change in the contract which necessitates a corresponding change in the prospectus or the SAI must be filed with the SEC.


SUBSTITUTION OF FUND SHARES
    It is possible that in the judgment of our management, one or more of the series of the funds may become unsuitable for investment by contract owners because of a change in investment policy, or a change in the income tax laws, or because the shares are no longer available for investment. In that event, we may seek to substitute the shares of another series or the shares of an entirely different fund. Before this can be done, the approval of the SEC, and possibly one or more state insurance departments, will be required.


OWNERSHIP OF THE CONTRACT
    Ordinarily, the purchaser of a contract is both the owner and the annuitant and is entitled to exercise all the rights under the contract. However, the owner may be an individual or entity other than the annuitant. Spouses may own a contract as joint owners. Transfer of the ownership of a contract may involve federal income tax consequences, and a qualified adviser should be consulted before any such transfer is attempted.

FEDERAL INCOME TAXES
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INTRODUCTION
    The contracts are designed for use with retirement plans which may or may not be tax-qualified plans ("qualified plans") under the provisions of the Internal Revenue Code of 1986, (the "Code"). The ultimate effect of federal income taxes on the amounts held under a contract, on annuity payments and on the economic benefits of the contract owner, annuitant or beneficiary depends on our income tax status, on the type of retirement plan for which the contract is purchased, and upon the income tax and employment status of the individual concerned.

    The following discussion is general in nature and is not intended as tax advice. The income tax rules are complicated and this discussion is intended only to make you aware of the issues. Each person concerned should consult a professional tax advisor. No attempt is made to consider any estate or inheritance taxes or any applicable state, local or other tax laws. Moreover, the discussion is based upon our understanding of the federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of the federal income tax laws or the current interpretations by the Internal Revenue Service (the "IRS"). We do not guarantee the tax status of the contracts or any transactions involving the contracts. Purchasers bear the complete risk that the contracts may not be treated as "annuity contracts" under federal income tax laws. For a discussion of federal income taxes as they relate to the funds, please see the fund prospectuses.

INCOME TAX STATUS
    We are taxed as a life insurance company under Part 1 of Subchapter L of the Code. Since the Separate Account is not a separate entity from Phoenix and its operations form a part of Phoenix, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the contract value. Under existing federal income tax law, the Separate Account's investment income, including realized net capital gains, is not taxed to us. We reserve the right to make a deduction for taxes should they be imposed on us with respect to such items in the future.

TAXATION OF ANNUITIES IN GENERAL--NONQUALIFIED PLANS
    Section 72 of the Code governs taxation of annuities. In general, a contract owner is not taxed on increases in value of the units held under a contract until some form of distribution is made. However, in certain cases the increase in value may be subject to tax currently. In the case of contracts not owned by natural persons, see "Contracts Owned by Non-Natural Persons." In the case of contracts not meeting the diversification requirements, see "Diversification Standards."

    As the owner of the contract, you may elect one of the available death benefit guarantees under the contract. One or more of the options available may, in some cases, exceed the greater of the sum of premium payments or the contract value. The IRS may take the position with respect to these death benefit guarantees that they are not part of the annuity contract. In such a case, the charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from purchase payments for the contract would not be deductible. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit guarantee under this contract or any amendments, benefits or endorsements to the contract.

SURRENDERS OR WITHDRAWALS PRIOR TO THE CONTRACT MATURITY DATE
    Code Section 72 provides that a withdrawal or surrender of the contract prior to the contract maturity date will be treated as taxable income to the extent the amounts held under the contract exceed the "investment in the contract." The "investment in the contract" is that portion, if any, of purchase payments by or on behalf of an individual under a contract that have not been excluded from the individual's gross income. The taxable portion is taxed as ordinary income in an amount equal to the value of the amount received in excess of the "investment in the contract" on account of a withdrawal or surrender of a contract. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a withdrawal from a contract.

SURRENDERS OR WITHDRAWALS ON OR AFTER THE CONTRACT MATURITY DATE
    Upon receipt of a lump sum payment under the contract, the recipient is taxed on the portion of the payment that exceeds the investment in the contract. Ordinarily, such taxable portion is taxed as ordinary income.

    For fixed annuity payments, the taxable portion of each payment is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the contract bears to the total expected amount of annuity payments for the term of the contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed as ordinary income. For variable annuity payments, the taxable portion is determined by a formula that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments. The remaining portion of each payment is taxed as ordinary income. Once the excludable portion of annuity payments equals the investment in the contract, the balance of the annuity payments will be fully taxable. For certain types of qualified plans, there may be no investment in the contract resulting in the full amount of the payments being taxable. A simplified method of determining the exclusion ratio is effective with respect to qualified plan annuities started after November 18, 1996.

    Withholding of federal income taxes on all distributions may be required unless the recipient elects not to have any amounts withheld and properly notifies our Annuity Operations Division of that election.

PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS
    Amounts surrendered, withdrawn or distributed before the taxpayer reaches age 59 1/2 are subject to a penalty tax equal to ten percent (10%) of the portion of such amount that is includable in gross income. However, the penalty tax will not apply to withdrawals: (i) made on or after the death of the contract owner (or where the contract owner is not an individual, the death of the "primary annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments made (not less frequently than annually) for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans (such distributions may, however, be subject to a similar penalty under Code Section 72(t) relating to distributions from qualified retirement plans and to a special penalty of 25% applicable specifically to SIMPLE IRAs or other special penalties applicable to Roth IRAs);
(v) allocable to investment in the contract before August 14, 1982; (vi) under a qualified funding asset (as defined in Code Section 130(d)); (vii) under an immediate annuity contract (as defined in Code Section 72(u)(4)); or (viii) that are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

    If the penalty tax does not apply to a withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year when the modification occurs will be increased by an amount (determined by the Treasury regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, but only if the modification takes place: (a) within 5 years from the date of the first payment, or (b) before the taxpayer reaches age 59 1/2.

    Separate tax withdrawal penalties apply to qualified plans. See "Penalty Tax on Surrenders and Withdrawals from Qualified Contracts."

ADDITIONAL CONSIDERATIONS

DISTRIBUTION-AT-DEATH RULES
    In order to be treated as an annuity contract for federal income tax purposes, a contract must provide the following two distribution rules: (a) if the contract owner dies on or after the contract maturity date, and before the entire interest in the contract has been distributed, the remainder of the contract owner's interest will be distributed at least as quickly as the method in effect on the contract owner's death; and (b) if a contract owner dies before the contract maturity date, the contract owner's entire interest generally must be distributed within five (5) years after the date of death, or if payable to a designated beneficiary, may be annuitized over the life or life expectancy of that beneficiary and payments must begin within one (1) year after the contract owner's date of death. If the beneficiary is the spouse of the contract owner, the contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as contract owner. Similar distribution requirements apply to annuity contracts under qualified plans (other than Code Section 457 Plans). However, a number of restrictions, limitations and special rules apply to qualified plans and contract owners should consult with their tax advisor.

    If the primary annuitant, which is not the contract owner, dies before the maturity date, the owner will become the annuitant unless the owner appoints another annuitant. If the contract owner is not an individual, the death of the primary annuitant is treated as the death of the contract owner. In addition, when the contract owner is not an individual, however, a change in the primary annuitant is treated as the death of the contract owner. Finally, in the case of non-spousal joint contract owners, distribution will be required at the earliest death of any of the contract owners.

    If the contract owner or a joint contract owner dies on or after the maturity date, the remaining payments, if any, under the Annuity Payment Option selected will be made at least as rapidly as under the method of distribution in effect at the time of death.

    Any death benefits paid under the contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

TRANSFER OF ANNUITY CONTRACTS
    Transfers of nonqualified contracts prior to the maturity date for less than full and adequate consideration to the contract owner at the time of such transfer, will trigger tax on the gain in the contract, with the transferee getting a step-up in basis for the amount included in the contract owner's income. This provision does not apply to transfers between spouses and incident to a divorce.

CONTRACTS OWNED BY NON-NATURAL PERSONS
    If a non-natural person (for example, a corporation) holds the contract, the income on that contract (generally the increase in the net surrender value less the premium payments paid) is includable in income each year. The rule does not apply where the non-natural person is the nominal owner of a contract and the beneficial owner is a natural person. The rule also does not apply where the annuity contract is acquired by the estate of a decedent, where the contract is held under a qualified plan, a TSA program or an IRA, where the contract is a qualified funding asset for structured settlements, or where the contract is purchased on behalf of an employee upon termination of a qualified plan.

SECTION 1035 EXCHANGES
    Code Section 1035 provides, in general, that no gain or loss shall be recognized on the exchange of one annuity contract for another. A replacement contract obtained in a tax-free exchange of contracts generally succeeds to the status of the surrendered contract. If the surrendered contract was issued prior to August 14, 1982, the tax rules that formerly provided that the surrender was taxable only to the extent the amount received exceeds the contract owner's investment in the contract will continue to apply. In contrast, contracts issued on or after January 19, 1985 are, in a Code Section 1035 exchange, treated as new contracts for purposes of the distribution-at-death rules. Special rules and procedures apply to Code Section 1035 transactions. Prospective contract owners wishing to take advantage of Code Section 1035 should consult their tax advisors.

MULTIPLE CONTRACTS
    Code Section 72(e)(11)(A)(ii) provides that for contracts entered into after October 21, 1988, for purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all nonqualified annuity contracts issued by the same insurer (or affiliate) to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract maturity date, such as a withdrawal, dividend or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

    The U.S. Treasury Department has specific authority to issue regulations that prevent the avoidance of Code Section 72(e) through the serial purchase of annuity contracts or otherwise. In addition, there may be situations where the Treasury may conclude that it would be appropriate to aggregate two or more contracts purchased by the same contract owner. Accordingly, a contract owner should consult a competent tax advisor before purchasing more than one contract or other annuity contracts.

OWNER CONTROL
    For variable annuity contracts, tax deferral depends on the insurance company and not you having control of the assets held in the separate accounts. You can allocate account values from one fund of the separate account to another but you cannot direct the investments each fund makes. If you have too much "investor control" of the assets supporting the separate account funds, then you will be taxed on the gain in the contract as it is earned rather than when it is withdrawn.

    In 2003, the Internal Revenue Service (IRS) in Revenue Ruling 2003-91, issued formal guidance that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 investment options may be considered a factor, along with other factors, including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The Revenue Ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment but stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.

    The Revenue Ruling considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under the variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under this contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract, or agreement between the contract owner and Phoenix regarding the availability of a particular investment option and, other than the contract owner's right to allocate premium payments and transfer funds among the available subaccounts, all investment decisions concerning the subaccounts will be made by us or an advisor in its sole and absolute discretion.

    At this time, it cannot be determined whether additional guidance will be provided by the U.S. Treasury on this issue and what standards may be contained in such guidance. Should the U.S. Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between or among underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under section 72 of the Internal Revenue Code, Phoenix reserves the right to modify the contract to the extent required to maintain favorable tax treatment.

DIVERSIFICATION STANDARDS

DIVERSIFICATION REGULATIONS
    To comply with the diversification regulations under Code Section 817(h) ("Diversification Regulations"), after a start-up period, each series of the funds will be required to diversify its investments. The Diversification Regulations generally require that, on the last day of each calendar quarter, the series' assets be invested in no more than:

[diamond] 55% in any 1 investment
[diamond] 70% in any 2 investments
[diamond] 80% in any 3 investments
[diamond] 90% in any 4 investments

    A "look-through" rule applies to treat a pro rata portion of each asset of a series as an asset of the Separate Account, and each series of the funds are tested for compliance with the percentage limitations. All securities of the same issuer are treated as a single investment. As a result of the 1988 Act, each government agency or instrumentality will be treated as a separate issuer for purposes of these limitations.

    The Treasury Department has indicated that the Diversification Regulations do not provide guidance regarding the circumstances in which contract owner control of the investments of the Separate Account will cause the contract owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the contract. At this time, it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance. The amount of contract owner control which may be exercised under the contract is different in some respects from the situations addressed in published rulings issued by the IRS in which it was held that the contract owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the contract owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the contract owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the contract owner with respect to earnings allocable to the contract prior to receipt of payments under the contract.

    In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling generally will be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the contract owner being determined retroactively to be the owner of the assets of the Separate Account.

    Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

    We represent that we intend to comply with the Diversification Regulations to assure that the contracts continue to be treated as annuity contracts for federal income tax purposes.

DIVERSIFICATION REGULATIONS AND QUALIFIED PLANS
    Code Section 817(h) applies to a variable annuity contract other than a pension plan contract. The Diversification Regulations reiterate that the diversification requirements do not apply to a pension plan contract. All of the qualified plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified plan contracts from application of the diversification rules, all investments of the Phoenix Qualified Plan Contracts (i.e., the funds) will be structured to comply with the diversification standards because the funds serve as the investment vehicle for nonqualified contracts as well as qualified plan contracts.

    Any death benefits paid under the contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

TAXATION OF ANNUITIES IN GENERAL--QUALIFIED PLANS
    The contracts may be used with several types of qualified plans. TSAs, Keoghs, IRAs, Corporate Pension and Profit-sharing Plans and State Deferred Compensation Plans will be treated, for purposes of this discussion, as qualified plans. The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made here to provide more than general information about the use of the contracts with the various types of qualified plans. Phoenix reserves the right at any time to discontinue the availability of this contract for use with qualified plans. Participants under such qualified plans as well as contract owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such qualified plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the contract issued in connection therewith. For example, Phoenix will accept beneficiary designations and payment instructions under the terms of the contract without regard to any spousal consent that may be required under the Retirement Equity Act (REA). Consequently, a contract owner's beneficiary designation or elected annuity payment option may not be enforceable.

    As the owner of the contract, you may elect one of the available death benefit guarantees under the contract. We are of the opinion that the death benefit guarantees available under the contract are part of the annuity contract. One or more of the death benefit guarantees available may exceed the greater of the sum of premium payments or the contract value. The contract and its amendments, benefits or endorsements (together referred to herein as the "contract") have not been reviewed by the IRS for qualification as an IRA or any other qualified plan. Moreover, the IRS has not addressed in a ruling of general applicability whether a death benefit option such as the those available under the contract complies with the qualification requirements for an IRA or any other qualified plan. There is a risk that the IRS would take the position that one or more of the death benefit guarantees are not part of the annuity contract. In such a case, charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from purchases for the contract would not be deductible. While we regard the death benefit guarantees available for your election under the contract as a permissible benefit under an IRA, the IRS may take a contrary position regarding tax qualification resulting in deemed distributions and penalty taxes. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit option under this contract for an IRA or other qualified plan.

    Certain death benefit guarantees may be purchased under your contract. IRA's and other qualified contracts generally may not invest in life insurance contracts. If you own an IRA or other qualified contract and purchase these death benefit guarantees, the IRS may consider these benefits "incidental death benefits."
The IRC imposes limits on the amount of the incidental death benefits allowable for qualified contracts. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the IRA or qualified contract. Furthermore, the IRC provides that the assets of an IRA (including a traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not be invested in life insurance, but may provide, in the case of death during the accumulation phase, for a death benefit payment equal to the greater of sum of premium payments (less withdrawals) or contract value. This contract offers death benefits, which may exceed the greater of sum of premium payments (less withdrawals) or contract value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA (including traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) or other qualified contract. That determination could result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes. You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.

    Under certain circumstances, the proceeds of a surrender of a contract may qualify for "lump sum distribution" treatment under qualified plans. See your tax advisor if you think you may qualify for "lump sum distribution" treatment. The 5-year averaging rule for lump sum distribution has been repealed for tax years beginning after 1999.

    Effective January 1, 1993, Section 3405 of the Internal Revenue Code was amended to change the roll-over rules applicable to the taxable portions of distributions from qualified pension and profit-sharing plans and Section 403(b) TSA arrangements. Taxable distributions eligible to be rolled over generally will be subject to 20 percent income tax withholding. Mandatory withholding can be avoided only if the employee arranges for a direct rollover to another qualified pension or profit-sharing plan or to an IRA.

    The new mandatory withholding rules apply to all taxable distributions from qualified plans or TSAs (not including IRAs), except (a) distributions required under the Code, (b) substantially equal distributions made over the life (or life expectancy) of the employee, or for a term certain of 10 years or more and
(c) the portion of distributions not includable in gross income (i.e., return of after-tax contributions).

    On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE VS. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The contracts sold by Phoenix in connection with certain qualified plans will utilize annuity tables that do not differentiate on the basis of sex. Such annuity tables also will be available for use in connection with certain nonqualified deferred compensation plans.

    Numerous changes have been made to the income tax rules governing qualified plans as a result of legislation enacted during the past several years, including rules with respect to: coverage, participation, maximum contributions, required distributions, penalty taxes on early or insufficient distributions and income tax withholding on distributions. The following are general descriptions of the various types of qualified plans and of the use of the contracts in connection therewith.

TAX SHELTERED ANNUITIES ("TSAs")
    Code Section 403(b) permits public school systems and certain types of charitable, educational and scientific organizations, generally specified in Code Section 501(c)(3), to purchase annuity contracts on behalf of their employees and, subject to certain limitations, allows employees of those organizations to exclude the amount of payments from gross income for federal income tax purposes. These annuity contracts are commonly referred to as TSAs.

    For taxable years beginning after December 31, 1988, Code Section 403(b)(11) imposes certain restrictions on a contract owner's ability to make withdrawals from, or surrenders of, Code Section 403(b) Contracts, if the cash withdrawn is attributable to payments made under a salary reduction agreement. Specifically, Code Section 403(b)(11) allows a contract owner to make a surrender or withdrawal only (a) when the employee attains age 59 1/2, separates from service, dies or becomes disabled (as defined in the Code), or (b) in the case of hardship. In the case of hardship, the distribution amount cannot include any income earned under the contract.

    The 1988 Act amended the effective date of Code Section 403(b)(11), so that it applies only with respect to distributions from Code Section 403(b) Contracts which are attributable to assets other than assets held as of the close of the last year beginning before January 1, 1989. Thus, the distribution restrictions do not apply to assets held as of December 31, 1988.

    In addition, in order for certain types of contributions under a Code
Section 403(b) Contract to be excluded from taxable income, the employer must comply with certain nondiscrimination requirements. Contract owners should consult their employers to determine whether the employer has complied with these rules. Contract owner loans are not allowed under the contracts.

    Effective May 4, 1998, loans may be made available under Internal Revenue Code Section 403(b) tax-sheltered annuity programs. A loan from a participant's contract value may be requested only if we make loans available with the contract and if the employer permits loans under their tax-sheltered annuity program. The loan must be at least $1,000 and the maximum loan amount is the greater of: (a) 90% of the first $10,000 of contract value minus any withdrawal charge; and (b) 50% of the contract value minus any withdrawal charge. The maximum loan amount is $50,000. If loans are outstanding from any other tax-qualified plan, then the maximum loan amount of the contract may be reduced from the amount stated above in order to comply with the maximum loan amount requirements under Section 72(p) of the Internal Revenue Code. Amounts borrowed from the GIA are subject to the same limitations as applies to transfers from the GIA; thus no more than the greatest of $1000 and 25% of the contract value in the GIA may be borrowed at any one time.

    Loan repayments will first pay any accrued loan interest. The balance will be applied to reduce the outstanding loan balance and will also reduce the amount of the Loan Security Account by the same amount that the outstanding loan balance is reduced. The Loan Security Account is part of the general account and is the sole security for Tax-sheltered Annuity loans (as described in IRC
Section 403(b)) loans. It is increased with all loan amounts taken and reduced by all repayments of loan principal. The balance of loan repayments, after payment of accrued loan interest, will be credited to the subaccounts of the Separate Account or the GIA in accordance with the participant's most recent premium payments allocation on file with us.

    If we do not receive a loan repayment before 90 days after the payment was due, then the entire loan balance plus accrued interest will be in default. In the case of default, the outstanding loan balance plus accrued interest will be deemed a distribution for income tax purposes, and will be reported as such to the extent required by law. At the time of such deemed distribution, interest will continue to accrue until such time as an actual distribution occurs under the contract.

KEOGH PLANS
    The-Self Employed Individual Tax Retirement Act of 1962, as amended permits self-employed individuals to establish "Keoghs" or qualified plans for themselves and their employees. The tax consequences to participants under such a plan depend upon the terms of the plan. In addition, such plans are limited by law with respect to the maximum permissible contributions, distribution dates, nonforfeitability of interests, and tax rates applicable to distributions. In order to establish such a plan, a plan document must be adopted and implemented by the employer, as well as approved by the IRS.

INDIVIDUAL RETIREMENT ANNUITIES
    Code Sections 408 and 408A permit eligible individuals to contribute to an individual retirement program known as an "IRA." These IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed on a tax-deferred basis into an IRA. Effective January 1, 1997, employers may establish a new type of IRA called SIMPLE (Savings Incentive Match Plan for Employees). Special rules apply to participants' contributions to and withdrawals from SIMPLE IRAs. Also effective January 1, 1997, salary reduction IRAs (SARSEP) no longer may be established. Effective January 1, 1998, individuals may establish Roth IRAs. Special rules also apply to contributions to and withdrawals from Roth IRAs.

CORPORATE PENSION AND PROFIT-SHARING PLANS
Code Section 401(a) permits corporate employers to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of contracts to provide benefits thereunder.

    These retirement plans may permit the purchase of the contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includable in the gross income of the employee until distributed from the Plan. The tax consequences to participants may vary depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Participant loans are not allowed under the contracts purchased in connection with these Plans. Purchasers of contracts for use with Corporate Pension or Profit-sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

DEFERRED COMPENSATION PLANS WITH RESPECT TO SERVICE FOR STATE AND LOCAL GOVERNMENTS AND TAX EXEMPT ORGANIZATIONS
    Code Section 457 provides for certain deferred compensation plans with respect to service for state and local governments and certain other entities. The contracts may be used in connection with these plans; however, under these plans if issued to tax exempt organizations, the contract owner is the plan sponsor, and the individual participants in the plans are the annuitants. Under such contracts, the rights of individual plan participants are governed solely by their agreements with the plan sponsor and not by the terms of the contracts. Effective in 1997 for new state and local government plans, such plans must be funded through a tax-exempt annuity contract held for the exclusive benefit of plan participants.

PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS FROM QUALIFIED PLANS
    In the case of a withdrawal under a qualified plan, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a qualified plan. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including contracts issued and qualified under Code Sections 401 (Keogh and Corporate Pension and Profit-sharing Plans), Tax-Sheltered Annuities and Individual Retirement Annuities other than Roth IRAs. The penalty is increased to 25% instead of 10% for SIMPLE IRAs if distribution occurs within the first two years of the contract owner's participation in the SIMPLE IRA. To the extent amounts are not includable in gross income because they have been properly rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the contract owner or annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the contract owner or annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the contract owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such contract owner or annuitant (as applicable) and his or her designated beneficiary; (d) distributions to a contract owner or annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the contract owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the contract owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the contract owner and his or her spouse and dependents if the contract owner has received unemployment compensation for at least 12 weeks; and (h) distributions from IRAs for first-time home purchase expenses (maximum $10,000) or certain qualified educational expenses of the contract owner, spouse, children or grandchildren of the contract owner. This exception will no longer apply after the contract owner has been reemployed for at least 60 days. The exceptions stated in items (d) and (f) above do not apply in the case of an IRA. The exception stated in item (c) applies to an IRA without the requirement that there be a separation from service.

    Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to a regular or SIMPLE IRA and the required distribution rules do not apply to Roth IRAs. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

SEEK TAX ADVICE
    The above description of federal income tax consequences of the different types of qualified plans which may be funded by the contracts offered by this prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice. The rules governing the provisions of qualified plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective contract owner considering adoption of a qualified plan and purchase of a contract in connection therewith should first consult a qualified tax advisor, with regard to the suitability of the contract as an investment vehicle for the qualified plan.

SALES OF VARIABLE ACCUMULATION CONTRACTS
------------------------------------------

    Phoenix has designated Phoenix Equity Planning Corporation ("PEPCO") to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a distribution agreement. PEPCO, which is an affiliate of Phoenix, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Phoenix and its affiliated companies. Phoenix reimburses PEPCO for expenses PEPCO incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). PEPCO does not retain any fees under the Contracts; however, PEPCO, may receive 12b-1 fees from the underlying funds.

    PEPCO's principal executive offices are located at 56 Prospect Street, Hartford, Connecticut 06103. PEPCO is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

    PEPCO and Phoenix enter into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of Phoenix under applicable state insurance law and must be licensed to sell variable insurance products. Phoenix intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are offered on a continuous basis.

COMPENSATION.
    Broker-dealers who have selling agreements with PEPCO and Phoenix are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor or disfavor one product provider over another product provider due to differing compensation rates.

    We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation in all or some years based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement and the payment option selected by the broker-dealer and/or the registered representative but is not expected to exceed 6.00% of purchase payments (if up-front compensation is paid to registered representatives) and up to 1.00 % annually of average Contract Value (if asset-based compensation is paid to registered representatives).

    To the extent permitted by NASD rules, overrides and promotional incentives or cash and non-cash payments also may be provided to such broker-dealers based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the contract, including the recruitment and training of personnel, production of promotional literature and similar services.

    This Contract does not assess a front-end sales charge, so you do not directly pay for sales and distribution expenses. Instead, you indirectly pay for sales and distribution expenses through the overall charges and fees assessed under the Contract. For example, any profits Phoenix may realize through assessing the mortality and expense risk charge under your Contract may be used to pay for sales and distribution expenses. Phoenix may also pay for sales and distribution expenses out of any payments Phoenix or PEPCO may receive from the underlying funds for providing administrative, marketing and other support and services to the underlying funds. If your Contract assesses a Contingent Deferred Sales Charge, proceeds from this charge may be used to reimburse Phoenix for sales and distribution expenses. No additional sales compensation is paid if you select any optional benefits under your Contract.


SERVICING AGENT
--------------------------------------------------------------------------------

    The Phoenix Edge Series Fund reimburses Phoenix Life Insurance Company for various shareholder services provided by the Annuity Operations Division, PO Box 8027, Boston, MA 02266-8027. The functions performed include investor inquiry support, shareholder trading, confirmation of investment activity, quarterly statement processing and Web/Interactive Voice Response trading. The rate of reimbursement for 2006 is 0.08% of the fund's average daily net assets. The total administrative service fees paid by the fund for the last three fiscal years follow:


----------------------------------------------------
YEAR ENDED DECEMBER 31,                FEE PAID
----------------------------------------------------
       2003                          $1.7 million
----------------------------------------------------
       2004                          $2.2 million
----------------------------------------------------
       2005                          $1.9 million
----------------------------------------------------


STATE REGULATION
--------------------------------------------------------------------------------

    Phoenix is subject to the provisions of New York insurance laws applicable to life insurance companies and to regulation and supervision by the New York Superintendent of Insurance. Phoenix also is subject to the applicable insurance laws of all the other states and jurisdictions in which it does an insurance business.

    State regulation of Phoenix includes certain limitations on the investments which may be made for its General Account and separate accounts, including the Account. It does not include, however, any supervision over the investment policies of the Account.

REPORTS
--------------------------------------------------------------------------------


    Reports showing the contract value will be furnished to you at least annually.


VOTING RIGHTS
--------------------------------------------------------------------------------

    As stated above, all of the assets held in an available subaccount will be invested in shares of a corresponding Series of the funds. Phoenix is the legal owner of those shares and, as such, has the right to vote to elect the Board of Trustees of the funds, to vote upon certain matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matter that may be voted upon at a shareholders' meeting. However, we intend to vote the shares of the funds at regular and special meetings of the shareholders of the funds in accordance with instructions received from owners of the contracts.

    We currently intend to vote fund shares attributable to any of our assets and fund shares held in each subaccount for which no timely instructions from owners are received in the same proportion as those shares in that subaccount for which instructions are received. In the future, to the extent applicable federal securities laws or regulations permit us to vote some or all shares of the fund in its own right, we may elect to do so.

    Matters on which owners may give voting instructions include the following:
(1) election of the Board of Trustees of a fund; (2) ratification of the independent accountant for a fund; (3) approval or amendment of the investment advisory agreement for the Series of the fund corresponding to the owner's selected subaccount(s); (4) any change in the fundamental investment policies or restrictions of each such Series; and (5) any other matter requiring a vote of the Shareholders of a fund. With respect to amendment of any investment advisory agreement or any change in a Series' fundamental investment policy, owners participating in such Series will vote separately on the matter.

    The number of votes that you have the right to cast will be determined by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized. The number of votes for which you may give us instructions will be determined as of the record date for fund shareholders chosen by the Board of Trustees of a fund. We will furnish you with the proper forms and proxies to enable you to give your instructions.

TEXAS OPTIONAL RETIREMENT PROGRAM
--------------------------------------------------------------------------------

Participants in the Texas Optional Retirement Program may not receive the proceeds of a withdrawal from, or complete surrender of, a contract, or apply them to provide annuity options prior to retirement except in the case of termination of employment in the Texas public institutions of higher education, death or total disability. Such proceeds, however, may be used to fund another eligible retirement vehicle.

LEGAL MATTERS
--------------------------------------------------------------------------------


    Kathleen A. McGah, Vice President and Counsel, and Brian A. Giantonio, Vice President and Counsel, The Phoenix Companies, Inc., have provided advice on certain matters relating to the federal securities, state regulations and income tax laws in connection with the contracts described in this prospectus.

    We are regularly involved in litigation, both as a defendant and as a plaintiff. The litigation naming us as a defendant ordinarily involves our activities as an insurer, investor or taxpayer. Several current proceedings are discussed below. In addition, state regulatory bodies, the Securities and Exchange Commission, or SEC, the National Association of Securities Dealers, Inc., or NASD, and other regulatory bodies regularly make inquiries of us and, from time to time, conduct examinations or investigations concerning our compliance with, among other things, insurance laws and securities laws.

    For example, during 2003 and 2004, the SEC conducted examinations of certain company variable products and certain affiliated investment advisors and mutual funds. In 2004, the NASD also commenced examinations of two affiliated broker-dealers; the examinations were closed in April 2005 and November 2004, respectively. In February 2005, the NASD notified an affiliate of the company that it was asserting violations of trade reporting rules by the affiliate of the company. The affiliated company responded to the NASD allegations in May 2005 but has not received any further inquiries to date.

    Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by the company with securities and other laws and regulations affecting their registered products. The company endeavors to respond to such inquiries in an appropriate way and to take corrective action if warranted. Recently, there has been a significant increase in federal and state regulatory activity relating to financial services companies, with a number of recent regulatory inquiries focusing on late-trading, market timing and valuation issues. Our products entitle us to impose restrictions on transfers between separate account sub-accounts associated with our variable products.

    In 2004 and 2005, the Boston District Office of the SEC conducted a compliance examination of certain of the company's affiliates that are registered under the Investment Company Act of 1940 or the Investment Advisers Act of 1940. Following the examination, the staff of the Boston District Office issued a deficient letter primarily focused on perceived weaknesses in procedures for monitoring trading to prevent market timing activity. The staff requested the company to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether the company believes reimbursement is necessary or appropriate under the circumstances. A third party was retained to assist the company in preparing the analysis. Based on the analysis, the company advised the SEC that it does not believe that reimbursement is appropriate.

    Over the past two years, a number of companies have announced settlements of enforcement actions with various regulatory agencies, primarily the SEC and the New York Attorney General's Office. While no such action has been initiated against us, it is possible that one or more regulatory agencies may pursue this type of action against us in the future.

    Financial services companies have also been the subject of broad industry inquiries by state regulators and attorneys general which do not appear to be company-specific. In this regard, in 2004, we received a subpoena from the Connecticut Attorney General's office requesting information regarding certain distribution practices since 1998. Over 40 companies received such a subpoena. We are cooperating fully and have had no further inquiry since filing our response.

    These types of regulatory actions may be difficult to assess or quantify, may seek recovery of indeterminate amounts, including punitive and treble damages, and the nature and magnitude of their outcomes may remain unknown for substantial periods of time. While it is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or to provide reasonable ranges of potential losses, we believe that their outcomes are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition, or consideration of available insurance and reinsurance and the provision made in our consolidated financial statements. However, given the large or indeterminate amounts sought in certain of these matters and litigation's inherent unpredictability, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operation or cash flows.


SAI TABLE OF CONTENTS
--------------------------------------------------------------------------------

    The SAI contains more specific information and financial statements relating to the Account and Phoenix. The Table of Contents of the SAI is set forth below:


[diamond] Phoenix Life Insurance Company
[diamond] Underwriter
[diamond] Servicing Agent
[diamond] Performance History
[diamond] Calculation of Yield and Return
[diamond] Calculation of Annuity Payments
[diamond] Experts
[diamond] Separate Account Financial Statements
[diamond] Company Financial Statements


    Contract owner inquiries and requests for an SAI should be directed, in writing, to our Annuity Operations Division, or by calling us at 800/541-0171.

APPENDIX A - INVESTMENT OPTIONS
--------------------------------------------------------------------------------


In the table below, funds with a "*" next to their name were closed to new investment on May 1, 2006, and funds with a "(+)" next to their name were closed to new investment on October 29, 2001. Additionally, for all owners who had value allocated to a fund before its applicable closure date the following restrictions apply: (1) only regular premium payments are allowed into the fund;
(2) no transfers from other funds are allowed into the fund; (3) existing allocation percentages may only be reduced and the fund may not be added to an allocation schedule; (4) existing DCA percentages may only be reduced and the fund may not be added to a DCA allocation schedule; and (5) existing rebalancing percentages may only be reduced and the fund may not be added to the rebalancing allocation schedule.

=================================================================================================================================
             FUND NAME                                       INVESTMENT OBJECTIVE                INVESTMENT ADVISOR / SUBADVISOR
=================================================================================================================================
AIM V.I. Capital Appreciation Fund                 Growth of capital                            AIM Advisors, Inc.
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund *                        Growth of capital                            AIM Advisors, Inc.
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund *                Long-term growth of capital                  Phoenix Variable Advisors, Inc.
---------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio *        Long-term capital appreciation               Fred Alger Management, Inc.
---------------------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                           Match the performance of the                 Deutsche Asset Management, Inc.
                                                   Standard & Poor's 500 Composite
                                                   Stock Price Index which emphasizes
                                                   stocks of large U.S. companies
---------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government                 Current income by investing primarily        Federated Investment
Securities II                                      in a diversified portfolio or U.S.           Management Company
                                                   government securities
---------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary       High current income by investing             Federated Investment
Shares                                             primarily in a professionally                Management Company
                                                   managed, diversified portfolio of
                                                   fixed income securities
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio               Long-term capital appreciation               Fidelity Management and
                                                                                                Research Company
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                      Capital appreciation                         Fidelity Management and
                                                                                                Research Company
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio        Capital growth                               Fidelity Management and
                                                                                                Research Company
---------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                      Capital appreciation with income             Franklin Mutual Advisers, LLC
                                                   as a secondary goal
---------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund       Long-term capital appreciation               Templeton Asset Management Ltd.
---------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                  Long-term capital growth                     Templeton Investment Counsel, LLC
---------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation                  High total return                            Templeton Investment Counsel, LLC
Securities Fund +
---------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                   Long-term capital growth                     Templeton Global Advisors Limited
---------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small-Cap Portfolio *            Long-term capital appreciation               Lazard Asset Management LLC
---------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio               High current income and the                  Lord, Abbett & Co. LLC
                                                   opportunity for capital appreciation
                                                   to produce a high total return
---------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio            Long-term growth of capital and              Lord, Abbett & Co. LLC
                                                   income without excessive fluctuations
                                                   in market value
---------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                Capital appreciation through                 Lord, Abbett & Co. LLC
                                                   investments, primarily in equity
                                                   securities which are believed to be
                                                   undervalued in the marketplace
---------------------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                      Intermediate and long-term growth            Phoenix Investment Counsel, Inc.
                                                   of capital appreciation with income             Subadvisor: Engemann Asset
                                                   as a secondary consideration                    Management
---------------------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                      Capital appreciation                         Phoenix Variable Advisors, Inc.
                                                                                                   Subadvisor: Bennett Lawrence
                                                                                                   Management LLC
---------------------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Theme Series                     Long-term capital appreciation               Phoenix Variable Advisors, Inc.
                                                                                                   Subadvisor: Bennett Lawrence
                                                                                                   Management LLC
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                 Long-term capital appreciation with          Phoenix Variable Advisors, Inc.
                                                   current income as a secondary                   Subadvisor: Morgan Stanley
                                                   consideration                                   Investment Management Inc.
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series              High total return consistent with            Phoenix Investment Counsel, Inc.
                                                   reasonable risk                                 Subadvisor: Aberdeen Asset
                                                                                                   Management Inc.
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                          Long-term growth of capital                  Phoenix Variable Advisors, Inc.
                                                                                                   Subadvisor: AIM Capital
                                                                                                   Management, Inc.
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series              Long-term capital growth                     Phoenix Variable Advisors, Inc.
                                                                                                   Subadvisor: Fred Alger
                                                                                                   Management, Inc.
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced                High total return                            Phoenix Variable Advisors, Inc.
Index Series                                                                                       Subadvisor: AllianceBernstein
                                                                                                   L.P.
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate                  Capital appreciation and income with         Duff & Phelps Investment
Securities Series                                  approximately equal emphasis                    Management Co.
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series          Dividend growth, current income and          Engemann Asset Management
                                                   capital appreciation
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series           Long-term growth of capital                  Phoenix Investment Counsel, Inc.
                                                                                                   Subadvisor: Engemann Asset
                                                                                                   Management
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic                         High total consistent with prudent           Phoenix Investment Counsel, Inc.
Allocation Series                                  investment risk                                 Subadvisor: Engemann
                                                                                                   Asset Management
---------------------------------------------------------------------------------------------------------------------------------

=================================================================================================================================
             FUND NAME                                       INVESTMENT OBJECTIVE                INVESTMENT ADVISOR / SUBADVISOR
=================================================================================================================================
Phoenix-Goodwin Money Market Series                As high a level of current income as         Phoenix Investment Counsel, Inc.
                                                   is consistent with the preservation of
                                                   capital and maintenance of liquidity
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income          Long-term total return                       Phoenix Investment Counsel, Inc.
Series
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond       High current income while attempting         Phoenix Investment Counsel, Inc.
Series                                             to limit changes in the series' net asset
                                                   value per share caused by interest
                                                   rate changes
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series              Long-term capital appreciation with          Phoenix Investment Counsel, Inc.
                                                   dividend income as a secondary                  Subadvisor: Kayne Anderson
                                                   consideration                                   Rudnick Investment
                                                                                                   Management, LLC
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series       Long-term capital appreciation with          Phoenix Investment Counsel, Inc.
                                                   dividend income as a secondary                  Subadvisor: Kayne Anderson
                                                   consideration                                   Rudnick Investment
                                                                                                   Management, LLC
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity                Long-term capital appreciation               Phoenix Variable Advisors, Inc.
Select Series                                                                                      Subadvisor: Lazard Asset
                                                                                                   Management LLC
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                     Tracks total return of the Dow Jones         Phoenix Variable Advisors, Inc.
                                                   Industrial Average(SM) before                   Subadvisor: Northern Trust
                                                   fund expenses                                   Investments, N.A.
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series        Tracks total return of the Nasdaq-100        Phoenix Variable Advisors, Inc.
                                                   Index(R) before fund expenses                   Subadvisor: Northern Trust
                                                                                                   Investments, N.A.
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series     Long-term capital appreciation with         Phoenix Variable Advisors, Inc.
                                                   current income as a secondary                   Subadvisor: AllianceBernstein
                                                   investment objective                            L.P.
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap                Long-term capital growth with current       Phoenix Variable Advisors, Inc.
Value Series                                       income as a secondary investment                Subadvisor: AllianceBernstein
                                                   objective                                       L.P.
---------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund *       Long-term capital appreciation               Rydex Global Advisors
---------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                       Long-term growth of capital                  Columbia Wanger Asset Management,
                                                                                                   L.P.
---------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                    Long-term growth of capital                  Columbia Wanger Asset Management,
                                                                                                   L.P.
---------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                     Long-term growth of capital                  Columbia Wanger Asset Management,
                                                                                                   L.P.
---------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                     Long-term growth of capital                  Columbia Wanger Asset Management,
                                                                                                   L.P.
---------------------------------------------------------------------------------------------------------------------------------

APPENDIX B - DEDUCTIONS FOR TAXES - QUALIFIED AND NONQUALIFIED ANNUITY CONTRACTS
--------------------------------------------------------------------------------

                                                                UPON               UPON
STATE                                                      PREMIUM PAYMENT     ANNUITIZATION         NONQUALIFIED      QUALIFIED
-----                                                      ---------------     -------------         ------------      ---------
California ..........................................                                X                   2.35%            0.50%

Maine ...............................................            X                                       2.00*

Nevada ..............................................                                X                   3.50

South Dakota ........................................            X                                       1.25**

West Virginia .......................................                                X                   1.00             1.00

Wyoming .............................................                                X                   1.00

Commonwealth of Puerto Rico .........................                                X                   1.00             1.00


NOTE: The above tax deduction rates are as of January 1, 2006. No tax deductions are made for states not listed above. However, tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above lists of states and the applicable tax rates. Consequently, we reserve the right to deduct tax when necessary to reflect changes in state tax laws or interpretation.


For a more detailed explanation of the assessment of taxes, see "Deductions and Charges--Tax."

-----------------------

* Maine changed its tax laws affecting annuities in 2003 retroactive to January 1, 1999. Under the revised statute, annuity premium payments are taxed upon premium payment for payments received on or after January 1, 1999.

** South Dakota law provides a lower rate of .8% that applies to premium payments received in excess of $500,000 in a single calendar year.

APPENDIX C - FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

    The following tables give the historical unit values for a single share of each of the available subaccounts. More information can be obtained in the Statement of Additional Information ("SAI"). You may obtain a copy of the SAI free of charge by calling 800/541-0171 or by writing to:

                   Phoenix Life Insurance Company
                   Annuity Operations Division
                   PO Box 8027
                   Boston, MA 02266-8027

GROUP STRATEGIC EDGE(R) AND BIG EDGE PLUS(R) CONTRACTS

                                                                      SUBACCOUNT        SUBACCOUNT            UNITS
                                                                      UNIT VALUE        UNIT VALUE        OUTSTANDING AT
                                                                       BEGINNING            END           END OF PERIOD
                      SUBACCOUNT                                       OF PERIOD         OF PERIOD         (THOUSANDS)
---------------------------------------------------------------------------------------------------------------------------
   AIM V.I. CAPITAL APPRECIATION FUND - CLASS I
===========================================================================================================================
   From 5/3/01* to 12/31/01                                             $1.000            $0.865                 99
   From 1/1/02 to 12/31/02                                              $0.865            $0.646                485
   From 1/1/03 to 12/31/03                                              $0.646            $0.826               1,139
   From 1/1/04 to 12/31/04                                              $0.826            $0.870               1,272
   From 1/1/05 to 12/31/05                                              $0.870            $0.935               1,362

   AIM V.I. MID CAP CORE EQUITY FUND - CLASS I
===========================================================================================================================
   From 1/1/04 to 12/31/04                                              $1.184            $1.016               5,224
   From 1/1/05 to 12/31/05                                              $1.016            $1.080               5,411

   AIM V.I. PREMIER EQUITY FUND - CLASS I
===========================================================================================================================
   From 4/12/01* to 12/31/01                                            $1.000            $0.973               1,384
   From 1/1/02 to 12/31/02                                              $0.973            $0.670               2,660
   From 1/1/03 to 12/31/03                                              $0.670            $0.827               1,961
   From 1/1/04 to 12/31/04                                              $0.827            $0.864               1,418
   From 1/1/05 to 12/31/05                                              $0.864            $0.902               1,126

   ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO - CLASS O
===========================================================================================================================
   From 6/13/00* to 12/31/00                                            $1.000            $0.778               2,174
   From 1/1/01 to 12/31/01                                              $0.778            $0.646               3,548
   From 1/1/02 to 12/31/02                                              $0.646            $0.422               4,723
   From 1/1/03 to 12/31/03                                              $0.422            $0.561               6,335
   From 1/1/04 to 12/31/04                                              $0.561            $0.599               5,029
   From 1/1/05 to 12/31/05                                              $0.599            $0.677               3,621

   FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
===========================================================================================================================
   From 12/15/99* to 12/31/99                                           $1.000            $0.994               1,802
   From 1/1/00 to 12/31/00                                              $0.994            $1.089               2,176
   From 1/1/01 to 12/31/01                                              $1.089            $1.151               8,844
   From 1/1/02 to 12/31/02                                              $1.151            $1.239              17,388
   From 1/1/03 to 12/31/03                                              $1.239            $1.253              10,957
   From 1/1/04 to 12/31/04                                              $1.253            $1.282               8,358
   From 1/1/05 to 12/31/05                                              $1.282            $1.292               7,063

* Date subaccount began operations.

                                                                      SUBACCOUNT        SUBACCOUNT            UNITS
                                                                      UNIT VALUE        UNIT VALUE        OUTSTANDING AT
                                                                       BEGINNING            END           END OF PERIOD
                      SUBACCOUNT                                       OF PERIOD         OF PERIOD         (THOUSANDS)
---------------------------------------------------------------------------------------------------------------------------
   FEDERATED HIGH INCOME BOND FUND II - PRIMARY SHARES
===========================================================================================================================
   From 12/15/99* to 12/31/99                                           $1.000            $1.007                161
   From 1/1/00 to 12/31/00                                              $1.007            $0.905               1,288
   From 1/1/01 to 12/31/01                                              $0.905            $0.906               2,813
   From 1/1/02 to 12/31/02                                              $0.906            $0.907               3,119
   From 1/1/03 to 12/31/03                                              $0.907            $1.095               4,144
   From 1/1/04 to 12/31/04                                              $1.095            $1.194               2,568
   From 1/1/05 to 12/31/05                                              $1.194            $1.211               2,396

   FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS
===========================================================================================================================
   From 6/20/00* to 12/31/00                                            $1.000            $0.925               1,612
   From 1/1/01 to 12/31/01                                              $0.925            $0.801               3,390
   From 1/1/02 to 12/31/02                                              $0.801            $0.716               8,080
   From 1/1/03 to 12/31/03                                              $0.716            $0.908               9,222
   From 1/1/04 to 12/31/04                                              $0.908            $1.034              10,682
   From 1/1/05 to 12/31/05                                              $1.034            $1.193              13,999

   FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO - SERVICE CLASS
===========================================================================================================================
   From 6/21/00* to 12/31/00                                            $1.000            $0.833                339
   From 1/1/01 to 12/31/01                                              $0.833            $0.704                920
   From 1/1/02 to 12/31/02                                              $0.704            $0.543               1,084
   From 1/1/03 to 12/31/03                                              $0.543            $0.695                998
   From 1/1/04 to 12/31/04                                              $0.695            $0.735               1,104
   From 1/1/05 to 12/31/05                                              $0.735            $0.790               1,345

   FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS
===========================================================================================================================
   From 6/16/00* to 12/31/00                                            $1.000            $0.849               1,819
   From 1/1/01 to 12/31/01                                              $0.849            $0.690               4,743
   From 1/1/02 to 12/31/02                                              $0.690            $0.475               7,683
   From 1/1/03 to 12/31/03                                              $0.475            $0.623               7,751
   From 1/1/04 to 12/31/04                                              $0.623            $0.636               7,398
   From 1/1/05 to 12/31/05                                              $0.636            $0.663               4,975

   LAZARD RETIREMENT SMALL CAP PORTFOLIO
===========================================================================================================================
   From 4/22/05* to 12/31/05                                            $1.000            $1.093               4,650

   LORD ABBETT BOND-DEBENTURE PORTFOLIO - CLASS VC
===========================================================================================================================
   From 4/8/05* to 12/31/05                                             $0.988            $1.022               3,743

   LORD ABBETT GROWTH AND INCOME PORTFOLIO - CLASS VC
===========================================================================================================================
   From 4/8/05* to 12/31/05                                             $0.979            $1.049               4,729

   LORD ABBETT MID-CAP VALUE PORTFOLIO - CLASS VC
===========================================================================================================================
   From 4/8/05* to 12/31/05                                             $0.963            $1.082               4,724

* Date subaccount began operations.

                                                                      SUBACCOUNT        SUBACCOUNT            UNITS
                                                                      UNIT VALUE        UNIT VALUE        OUTSTANDING AT
                                                                       BEGINNING            END           END OF PERIOD
                      SUBACCOUNT                                       OF PERIOD         OF PERIOD         (THOUSANDS)
---------------------------------------------------------------------------------------------------------------------------
   MUTUAL SHARES SECURITIES FUND - CLASS 2
===========================================================================================================================
   From 11/11/98* to 12/31/98                                           $1.000            $1.015                124
   From 1/1/99 to 12/31/99                                              $1.015            $1.095                399
   From 1/1/00 to 12/31/00                                              $1.095            $1.216                594
   From 1/1/01 to 12/31/01                                              $1.216            $1.286               3,338
   From 1/1/02 to 12/31/02                                              $1.286            $1.120               3,987
   From 1/1/03 to 12/31/03                                              $1.120            $1.384               3,721
   From 1/1/04 to 12/31/04                                              $1.384            $1.539               3,694
   From 1/1/05 to 12/31/05                                              $1.539            $1.680               4,513

   PHOENIX MID-CAP GROWTH SERIES
===========================================================================================================================
   From 3/3/98* to 12/31/98                                             $1.000            $1.205               3,535
   From 1/1/99 to 12/31/99                                              $1.205            $1.733               5,256
   From 1/1/00 to 12/31/00                                              $1.733            $1.947              11,724
   From 1/1/01 to 12/31/01                                              $1.947            $1.440              11,318
   From 1/1/02 to 12/31/02                                              $1.440            $0.960               9,612
   From 1/1/03 to 12/31/03                                              $0.960            $1.221               8,052
   From 1/1/04 to 12/31/04                                              $1.221            $1.287               6,173
   From 1/1/05 to 12/31/05                                              $1.287            $1.324               4,169

   PHOENIX STRATEGIC THEME SERIES
===========================================================================================================================
   From 1/29/96* to 12/31/96                                            $1.000            $1.091              17,311
   From 1/1/97 to 12/31/97                                              $1.091            $1.262              23,027
   From 1/1/98 to 12/31/98                                              $1.262            $1.804              21,470
   From 1/1/99 to 12/31/99                                              $1.804            $2.762              25,471
   From 1/1/00 to 12/31/00                                              $2.762            $2.415              28,996
   From 1/1/01 to 12/31/01                                              $2.415            $1.732              23,731
   From 1/1/02 to 12/31/02                                              $1.732            $1.112              16,508
   From 1/1/03 to 12/31/03                                              $1.112            $1.507              13,951
   From 1/1/04 to 12/31/04                                              $1.507            $1.569               9,945
   From 1/1/05 to 12/31/05                                              $1.569            $1.568               6,807

   PHOENIX-ABERDEEN INTERNATIONAL SERIES
===========================================================================================================================
   From 1/1/96 to 12/31/96                                              $1.357            $1.590              80,535
   From 1/1/97 to 12/31/97                                              $1.590            $1.759              76,704
   From 1/1/98 to 12/31/98                                              $1.759            $2.223              65,866
   From 1/1/99 to 12/31/99                                              $2.223            $2.843              55,670
   From 1/1/00 to 12/31/00                                              $2.843            $2.363              46,785
   From 1/1/01 to 12/31/01                                              $2.363            $1.773              37,324
   From 1/1/02 to 12/31/02                                              $1.773            $1.491              28,110
   From 1/1/03 to 12/31/03                                              $1.491            $1.942              24,877
   From 1/1/04 to 12/31/04                                              $1.942            $2.316              24,104
   From 1/1/05 to 12/31/05                                              $2.316            $2.712              16,527

   PHOENIX-AIM GROWTH SERIES
===========================================================================================================================
   From 12/15/99* to 12/31/99                                           $1.000            $1.059               2,189
   From 1/1/00 to 12/31/00                                              $1.059            $0.929              20,297
   From 1/1/01 to 12/31/01                                              $0.929            $0.699              21,536
   From 1/1/02 to 12/31/02                                              $0.699            $0.491              19,702
   From 1/1/03 to 12/31/03                                              $0.491            $0.586              26,810
   From 1/1/04 to 12/31/04                                              $0.586            $0.603              21,998
   From 1/1/05 to 12/31/05                                              $0.603            $0.648               7,775

* Date subaccount began operations.

                                                                      SUBACCOUNT        SUBACCOUNT            UNITS
                                                                      UNIT VALUE        UNIT VALUE        OUTSTANDING AT
                                                                       BEGINNING            END           END OF PERIOD
                      SUBACCOUNT                                       OF PERIOD         OF PERIOD         (THOUSANDS)
---------------------------------------------------------------------------------------------------------------------------
   PHOENIX-ALGER SMALL-CAP GROWTH SERIES
===========================================================================================================================
   From 8/12/02* to 12/31/02                                            $1.000            $1.004               1,535
   From 1/1/03 to 12/31/03                                              $1.004            $1.520               2,305
   From 1/1/04 to 12/31/04                                              $1.520            $1.533               2,162
   From 1/1/05 to 12/31/05                                              $1.533            $1.751               2,033

   PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX SERIES
===========================================================================================================================
   From 7/15/97* to 12/31/97                                            $1.000            $1.052              22,856
   From 1/1/98 to 12/31/98                                              $1.052            $1.368              18,649
   From 1/1/99 to 12/31/99                                              $1.368            $1.606              22,357
   From 1/1/00 to 12/31/00                                              $1.606            $1.404              17,940
   From 1/1/01 to 12/31/01                                              $1.404            $1.221              15,727
   From 1/1/02 to 12/31/02                                              $1.221            $0.920              11,362
   From 1/1/03 to 12/31/03                                              $0.920            $1.147               8,793
   From 1/1/04 to 12/31/04                                              $1.147            $1.244               6,144
   From 1/1/05 to 12/31/05                                              $1.244            $1.274               4,490

   PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES
===========================================================================================================================
   From 1/1/96 to 12/31/96                                              $1.168            $1.536              12,614
   From 1/1/97 to 12/31/97                                              $1.536            $1.851              19,835
   From 1/1/98 to 12/31/98                                              $1.851            $1.441              14,027
   From 1/1/99 to 12/31/99                                              $1.441            $1.491               8,408
   From 1/1/00 to 12/31/00                                              $1.491            $1.926               6,575
   From 1/1/01 to 12/31/01                                              $1.926            $2.028               6,335
   From 1/1/02 to 12/31/02                                              $2.028            $2.244               6,123
   From 1/1/03 to 12/31/03                                              $2.244            $3.064               5,058
   From 1/1/04 to 12/31/04                                              $3.064            $4.076               4,348
   From 1/1/05 to 12/31/05                                              $4.076            $4.632               3,673

   PHOENIX-ENGEMANN CAPITAL GROWTH SERIES
===========================================================================================================================
   From 1/1/96 to 12/31/96                                              $8.094            $8.999             100,833
   From 1/1/97 to 12/31/97                                              $8.999           $10.762              97,099
   From 1/1/98 to 12/31/98                                             $10.762           $13.819              83,410
   From 1/1/99 to 12/31/99                                             $13.819           $17.699              70,239
   From 1/1/00 to 12/31/00                                             $17.699           $14.371              58,574
   From 1/1/01 to 12/31/01                                             $14.371            $9.282              45,771
   From 1/1/02 to 12/31/02                                              $9.282            $6.892              35,072
   From 1/1/03 to 12/31/03                                              $6.892            $8.609              28,830
   From 1/1/04 to 12/31/04                                              $8.609            $8.924              23,640
   From 1/1/05 to 12/31/05                                              $8.924            $9.140              17,966

   PHOENIX-ENGEMANN GROWTH AND INCOME SERIES
===========================================================================================================================
   From 3/3/98* to 12/31/98                                             $1.000            $1.192              16,396
   From 1/1/99 to 12/31/99                                              $1.192            $1.378              23,888
   From 1/1/00 to 12/31/00                                              $1.378            $1.271              22,597
   From 1/1/01 to 12/31/01                                              $1.271            $1.152              20,147
   From 1/1/02 to 12/31/02                                              $1.152            $0.882              15,487
   From 1/1/03 to 12/31/03                                              $0.882            $1.110              12,751
   From 1/1/04 to 12/31/04                                              $1.110            $1.211              15,178
   From 1/1/05 to 12/31/05                                              $1.211            $1.253               7,333

* Date subaccount began operations.

                                                                      SUBACCOUNT        SUBACCOUNT            UNITS
                                                                      UNIT VALUE        UNIT VALUE        OUTSTANDING AT
                                                                       BEGINNING            END           END OF PERIOD
                      SUBACCOUNT                                       OF PERIOD         OF PERIOD         (THOUSANDS)
---------------------------------------------------------------------------------------------------------------------------
   PHOENIX-ENGEMANN SMALL-CAP GROWTH SERIES
===========================================================================================================================
   From 8/15/00* to 12/31/00                                            $1.000            $0.844               5,508
   From 1/1/01 to 12/31/01                                              $0.844            $0.611               7,810
   From 1/1/02 to 12/31/02                                              $0.611            $0.429               7,142
   From 1/1/03 to 12/31/03                                              $0.429            $0.621               6,077
   From 1/1/04 to 12/31/04                                              $0.621            $0.672               4,094
   From 1/1/05 to 12/31/05                                              $0.672            $0.726               2,724

   PHOENIX-ENGEMANN STRATEGIC ALLOCATION SERIES
===========================================================================================================================
   From 1/1/96 to 12/31/96                                              $3.443            $3.708              69,901
   From 1/1/97 to 12/31/97                                              $3.708            $4.422              64,407
   From 1/1/98 to 12/31/98                                              $4.422            $5.275              55,361
   From 1/1/99 to 12/31/99                                              $5.275            $5.796              45,169
   From 1/1/00 to 12/31/00                                              $5.796            $5.758              36,950
   From 1/1/01 to 12/31/01                                              $5.758            $5.791              30,579
   From 1/1/02 to 12/31/02                                              $5.791            $5.057              41,049
   From 1/1/03 to 12/31/03                                              $5.057            $5.987              34,281
   From 1/1/04 to 12/31/04                                              $5.987            $6.353              28,380
   From 1/1/05 to 12/31/05                                              $6.353            $6.386              22,922

   PHOENIX-ENGEMANN VALUE EQUITY SERIES
===========================================================================================================================
   From 3/3/98* to 12/31/98                                             $1.000            $1.097               4,715
   From 1/1/99 to 12/31/99                                              $1.097            $1.346               5,131
   From 1/1/00 to 12/31/00                                              $1.346            $1.758               7,857
   From 1/1/01 to 12/31/01                                              $1.758            $1.424              13,553
   From 1/1/02 to 12/31/02                                              $1.424            $1.098              11,455
   From 1/1/03 to 12/31/03                                              $1.098            $1.343               8,963
   From 1/1/04 to 12/31/04                                              $1.343            $1.497               8,307
   From 1/1/05 to 12/31/05                                              $1.497            $1.559               5,801

   PHOENIX-GOODWIN MONEY MARKET SERIES
===========================================================================================================================
   From 1/1/96 to 12/31/96                                              $2.000            $2.075              40,530
   From 1/1/97 to 12/31/97                                              $2.075            $2.155              32,025
   From 1/1/98 to 12/31/98                                              $2.155            $2.237              34,700
   From 1/1/99 to 12/31/99                                              $2.237            $2.316              39,832
   From 1/1/00 to 12/31/00                                              $2.316            $2.425              21,301
   From 1/1/01 to 12/31/01                                              $2.425            $2.486              24,589
   From 1/1/02 to 12/31/02                                              $2.486            $2.490              19,194
   From 1/1/03 to 12/31/03                                              $2.490            $2.476              11,646
   From 1/1/04 to 12/31/04                                              $2.476            $2.464               8,142
   From 1/1/05 to 12/31/05                                              $2.464            $2.496               6,607

* Date subaccount began operations.

                                                                      SUBACCOUNT        SUBACCOUNT            UNITS
                                                                      UNIT VALUE        UNIT VALUE        OUTSTANDING AT
                                                                       BEGINNING            END           END OF PERIOD
                      SUBACCOUNT                                       OF PERIOD         OF PERIOD         (THOUSANDS)
---------------------------------------------------------------------------------------------------------------------------
   PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES
===========================================================================================================================
   From 1/1/96 to 12/31/96                                              $3.307            $3.671              27,079
   From 1/1/97 to 12/31/97                                              $3.671            $4.023              29,600
   From 1/1/98 to 12/31/98                                              $4.023            $3.813              25,246
   From 1/1/99 to 12/31/99                                              $3.813            $3.971              19,760
   From 1/1/00 to 12/31/00                                              $3.971            $4.176              15,854
   From 1/1/01 to 12/31/01                                              $4.176            $4.374              13,969
   From 1/1/02 to 12/31/02                                              $4.374            $4.752              11,174
   From 1/1/03 to 12/31/03                                              $4.752            $5.376               9,212
   From 1/1/04 to 12/31/04                                              $5.376            $5.672               7,963
   From 1/1/05 to 12/31/05                                              $5.672            $5.701               6,185

   PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND SERIES
===========================================================================================================================
   From 1/1/04 to 12/31/04                                              $1.000            $1.045                953
   From 1/1/05 to 12/31/05                                              $1.045            $1.046               1,710

   PHOENIX-KAYNE RISING DIVIDENDS SERIES
===========================================================================================================================
   From 8/12/02* to 12/31/02                                            $1.000            $0.961                532
   From 1/1/03 to 12/31/03                                              $0.961            $1.130               1,078
   From 1/1/04 to 12/31/04                                              $1.130            $1.175               1,424
   From 1/1/05 to 12/31/05                                              $1.175            $1.149               1,099

   PHOENIX-KAYNE SMALL-CAP QUALITY VALUE SERIES
===========================================================================================================================
   From 8/12/02* to 12/31/02                                            $1.000            $1.005                503
   From 1/1/03 to 12/31/03                                              $1.005            $1.194                922
   From 1/1/04 to 12/31/04                                              $1.194            $1.482               1,343
   From 1/1/05 to 12/31/05                                              $1.482            $1.597               1,354

   PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT SERIES
===========================================================================================================================
   From 8/12/02* to 12/31/02                                            $1.000            $0.953               1,107
   From 1/1/03 to 12/31/03                                              $0.953            $1.222               1,635
   From 1/1/04 to 12/31/04                                              $1.222            $1.398                998
   From 1/1/05 to 12/31/05                                              $1.398            $1.500               1,806

   PHOENIX-NORTHERN DOW 30 SERIES
===========================================================================================================================
   From 12/15/99* to 12/31/99                                           $1.000            $1.025               5,011
   From 1/1/00 to 12/31/00                                              $1.025            $0.955              10,760
   From 1/1/01 to 12/31/01                                              $0.955            $0.887              12,204
   From 1/1/02 to 12/31/02                                              $0.887            $0.740               7,276
   From 1/1/03 to 12/31/03                                              $0.740            $0.931               6,860
   From 1/1/04 to 12/31/04                                              $0.931            $0.963               5,704
   From 1/1/05 to 12/31/05                                              $0.963            $0.961               3,758

   PHOENIX-NORTHERN NASDAQ-100 INDEX(R) SERIES
===========================================================================================================================
   From 8/15/00* to 12/31/00                                            $1.000            $0.629               6,610
   From 1/1/01 to 12/31/01                                              $0.629            $0.416              10,106
   From 1/1/02 to 12/31/02                                              $0.416            $0.256               8,585
   From 1/1/03 to 12/31/03                                              $0.256            $0.377              13,035
   From 1/1/04 to 12/31/04                                              $0.377            $0.409               6,334
   From 1/1/05 to 12/31/05                                              $0.409            $0.409               5,751

* Date subaccount began operations.

                                                                      SUBACCOUNT        SUBACCOUNT            UNITS
                                                                      UNIT VALUE        UNIT VALUE        OUTSTANDING AT
                                                                       BEGINNING            END           END OF PERIOD
                      SUBACCOUNT                                       OF PERIOD         OF PERIOD         (THOUSANDS)
---------------------------------------------------------------------------------------------------------------------------
   PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES
===========================================================================================================================
   From 3/3/98* to 12/31/98                                             $1.000            $0.877               4,559
   From 1/1/99 to 12/31/99                                              $0.877            $0.777               4,324
   From 1/1/00 to 12/31/00                                              $0.777            $0.897               5,940
   From 1/1/01 to 12/31/01                                              $0.897            $1.090              12,332
   From 1/1/02 to 12/31/02                                              $1.090            $0.984              12,174
   From 1/1/03 to 12/31/03                                              $0.984            $1.370              10,009
   From 1/1/04 to 12/31/04                                              $1.370            $1.629               9,341
   From 1/1/05 to 12/31/05                                              $1.629            $1.733               8,530

   PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES
===========================================================================================================================
   From 11/20/00* to 12/31/00                                           $1.000            $1.063               2,379
   From 1/1/01 to 12/31/01                                              $1.063            $1.215               5,110
   From 1/1/02 to 12/31/02                                              $1.215            $1.098               5,629
   From 1/1/03 to 12/31/03                                              $1.098            $1.559               4,441
   From 1/1/04 to 12/31/04                                              $1.559            $1.889               3,959
   From 1/1/05 to 12/31/05                                              $1.889            $2.004               3,700

   RYDEX VARIABLE TRUST SECTOR ROTATION FUND
===========================================================================================================================
   From 6/2/03* to 12/31/03                                             $1.000            $1.153                610
   From 1/1/04 to 12/31/04                                              $1.153            $1.260                314
   From 1/1/05 to 12/31/05                                              $1.260            $1.415                657

   SCUDDER VIT EQUITY 500 INDEX FUND - CLASS A
===========================================================================================================================
   From 11/23/01* to 12/31/01                                           $1.000            $1.054                152
   From 1/1/02 to 12/31/02                                              $1.054            $0.816               3,099
   From 1/1/03 to 12/31/03                                              $0.816            $1.033               5,702
   From 1/1/04 to 12/31/04                                              $1.033            $1.128               5,787
   From 1/1/05 to 12/31/05                                              $1.128            $1.166               4,599

   TECHNOLOGY PORTFOLIO - CLASS I
===========================================================================================================================
   From 12/20/99* to 12/31/99                                           $1.000            $1.074                183
   From 1/1/00 to 12/31/00                                              $1.074            $0.811              16,662
   From 1/1/01 to 12/31/01                                              $0.811            $0.409              15,582
   From 1/1/02 to 12/31/02                                              $0.409            $0.206              13,250
   From 1/1/03 to 12/31/03                                              $0.026            $0.301              12,776
   From 1/1/04 to 12/31/04                                              $0.301            $0.292               8,273
   From 1/1/05 to 12/31/05                                              $0.292            $0.288               5,496

   TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
===========================================================================================================================
   From 5/1/97* to 12/31/97                                             $1.000            $0.666               4,166
   From 1/1/98 to 12/31/98                                              $0.666            $0.520               4,248
   From 1/1/99 to 12/31/99                                              $0.520            $0.787               5,109
   From 1/1/00 to 12/31/00                                              $0.787            $0.528               3,859
   From 1/1/01 to 12/31/01                                              $0.528            $0.479               3,008
   From 1/1/02 to 12/31/02                                              $0.479            $0.473               2,149
   From 1/1/03 to 12/31/03                                              $0.473            $0.714               1,680
   From 1/1/04 to 12/31/04                                              $0.714            $0.879               1,337
   From 1/1/05 to 12/31/05                                              $0.879            $1.106               1,011

* Date subaccount began operations.

                                                                      SUBACCOUNT        SUBACCOUNT            UNITS
                                                                      UNIT VALUE        UNIT VALUE        OUTSTANDING AT
                                                                       BEGINNING            END           END OF PERIOD
                      SUBACCOUNT                                       OF PERIOD         OF PERIOD         (THOUSANDS)
---------------------------------------------------------------------------------------------------------------------------
   TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
===========================================================================================================================
   From 5/5/97* to 12/31/97                                             $1.000            $1.076               6,907
   From 1/1/98 to 12/31/98                                              $1.076            $1.159               7,109
   From 1/1/99 to 12/31/99                                              $1.159            $1.410               6,232
   From 1/1/00 to 12/31/00                                              $1.410            $1.360               5,543
   From 1/1/01 to 12/31/01                                              $1.360            $1.128               5,378
   From 1/1/02 to 12/31/02                                              $1.128            $0.907               5,417
   From 1/1/03 to 12/31/03                                              $0.907            $1.184               4,816
   From 1/1/04 to 12/31/04                                              $1.184            $1.386               3,569
   From 1/1/05 to 12/31/05                                              $1.386            $1.508               3,372

   TEMPLETON GLOBAL ASSET ALLOCATION FUND - CLASS 2
===========================================================================================================================
   From 5/2/97* to 12/31/97                                             $1.000            $1.076               4,254
   From 1/1/98 to 12/31/98                                              $1.076            $1.128               4,579
   From 1/1/99 to 12/31/99                                              $1.128            $1.365               3,646
   From 1/1/00 to 12/31/00                                              $1.365            $1.349               3,571
   From 1/1/01 to 12/31/01                                              $1.349            $1.199               3,027
   From 1/1/02 to 12/31/02                                              $1.199            $1.132               2,414
   From 1/1/03 to 12/31/03                                              $1.132            $1.475               2,029
   From 1/1/04 to 12/31/04                                              $1.475            $1.686               1,493
   From 1/1/05 to 12/31/05                                              $1.686            $1.724               1,243

   TEMPLETON GROWTH SECURITIES FUND - CLASS 2
===========================================================================================================================
   From 5/1/97* to 12/31/97                                             $1.000            $1.062               7,841
   From 1/1/98 to 12/31/98                                              $1.062            $1.059               7,999
   From 1/1/99 to 12/31/99                                              $1.059            $1.348               5,173
   From 1/1/00 to 12/31/00                                              $1.348            $1.427               4,624
   From 1/1/01 to 12/31/01                                              $1.427            $1.390               4,934
   From 1/1/02 to 12/31/02                                              $1.390            $1.119               5,729
   From 1/1/03 to 12/31/03                                              $1.119            $1.460               5,564
   From 1/1/04 to 12/31/04                                              $1.460            $1.673               5,408
   From 1/1/05 to 12/31/05                                              $1.673            $1.799               4,973

   WANGER INTERNATIONAL SELECT
===========================================================================================================================
   From 2/1/99* to 12/31/99                                             $1.000            $1.819               1,308
   From 1/1/00 to 12/31/00                                              $1.819            $1.768               2,242
   From 1/1/01 to 12/31/01                                              $1.768            $1.281               2,343
   From 1/1/02 to 12/31/02                                              $1.281            $1.072               1,988
   From 1/1/03 to 12/31/03                                              $1.072            $1.495               2,040
   From 1/1/04 to 12/31/04                                              $1.495            $1.835               2,057
   From 1/1/05 to 12/31/05                                              $1.835            $2.110               2,160

   WANGER INTERNATIONAL SMALL CAP
===========================================================================================================================
   From 1/1/96 to 12/31/96                                              $1.335            $1.740              37,820
   From 1/1/97 to 12/31/97                                              $1.740            $1.693              47,318
   From 1/1/98 to 12/31/98                                              $1.693            $1.946              40,116
   From 1/1/99 to 12/31/99                                              $1.946            $4.353              34,351
   From 1/1/00 to 12/31/00                                              $4.353            $3.097              30,744
   From 1/1/01 to 12/31/01                                              $3.097            $2.411              25,932
   From 1/1/02 to 12/31/02                                              $2.411            $2.051              20,977
   From 1/1/03 to 12/31/03                                              $2.051            $3.016              17,661
   From 1/1/04 to 12/31/04                                              $3.016            $3.879              14,324
   From 1/1/05 to 12/31/05                                              $3.879            $4.656              11,419

* Date subaccount began operations.

                                                                      SUBACCOUNT        SUBACCOUNT            UNITS
                                                                      UNIT VALUE        UNIT VALUE        OUTSTANDING AT
                                                                       BEGINNING            END           END OF PERIOD
                      SUBACCOUNT                                       OF PERIOD         OF PERIOD         (THOUSANDS)
---------------------------------------------------------------------------------------------------------------------------
   WANGER SELECT
===========================================================================================================================
   From 2/1/99* to 12/31/99                                             $1.000            $1.328               1,976
   From 1/1/00 to 12/31/00                                              $1.328            $1.436               2,560
   From 1/1/01 to 12/31/01                                              $1.436            $1.547               2,724
   From 1/1/02 to 12/31/02                                              $1.547            $1.411               2,764
   From 1/1/03 to 12/31/03                                              $1.411            $1.821               2,853
   From 1/1/04 to 12/31/04                                              $1.821            $2.146               2,658
   From 1/1/05 to 12/31/05                                              $2.146            $2.341               2,556

   WANGER U.S. SMALLER COMPANIES
===========================================================================================================================
   From 1/1/96 to 12/31/96                                              $1.156            $1.674              58,623
   From 1/1/97 to 12/31/97                                              $1.674            $2.139              83,070
   From 1/1/98 to 12/31/98                                              $2.139            $2.297              77,960
   From 1/1/99 to 12/31/99                                              $2.297            $2.837              62,519
   From 1/1/00 to 12/31/00                                              $2.837            $2.573              55,246
   From 1/1/01 to 12/31/01                                              $2.573            $2.830              47,609
   From 1/1/02 to 12/31/02                                              $2.830            $2.325              38,086
   From 1/1/03 to 12/31/03                                              $2.325            $3.288              30,881
   From 1/1/04 to 12/31/04                                              $3.288            $3.842              23,785
   From 1/1/05 to 12/31/05                                              $3.842            $4.221              18,154

   BIG EDGE CHOICE(R) FOR NEW YORK CONTRACTS

   AIM V.I. CAPITAL APPRECIATION FUND - CLASS I
===========================================================================================================================
   From 7/1/02* to 12/31/02                                             $1.000            $0.690                 15
   From 1/1/03 to 12/31/03                                              $0.690            $0.881                 66
   From 1/1/04 to 12/31/04                                              $0.881            $0.927                 69
   From 1/1/05 to 12/31/05                                              $0.927            $0.995                 99

   AIM V.I. MID CAP CORE EQUITY FUND - CLASS I
===========================================================================================================================
   From 4/10/02* to 12/31/02                                            $1.000            $0.934                103
   From 1/1/03 to 12/31/03                                              $0.934            $1.181                 94
   From 1/1/04 to 12/31/04                                              $1.181            $1.016                164
   From 1/1/05 to 12/31/05                                              $1.016            $1.079                 99

   AIM V.I. PREMIER EQUITY FUND - CLASS I
===========================================================================================================================
   From 8/7/01* to 12/31/01                                             $1.000            $0.938                 45
   From 1/1/02 to 12/31/02                                              $0.938            $0.645                 56
   From 1/1/03 to 12/31/03                                              $0.645            $0.796                 52
   From 1/1/04 to 12/31/04                                              $0.796            $0.830                 56
   From 1/1/05 to 12/31/05                                              $0.830            $0.865                 62

   ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO - CLASS O
===========================================================================================================================
   From 7/6/00* to 12/31/00                                             $1.000            $0.789                167
   From 1/1/01 to 12/31/01                                              $0.789            $0.654                614
   From 1/1/02 to 12/31/02                                              $0.654            $0.427                647
   From 1/1/03 to 12/31/03                                              $0.427            $0.567                585
   From 1/1/04 to 12/31/04                                              $0.567            $0.605                553
   From 1/1/05 to 12/31/05                                              $0.605            $0.683                602

* Date subaccount began operations.

                                                                      SUBACCOUNT        SUBACCOUNT            UNITS
                                                                      UNIT VALUE        UNIT VALUE        OUTSTANDING AT
                                                                       BEGINNING            END           END OF PERIOD
                      SUBACCOUNT                                       OF PERIOD         OF PERIOD         (THOUSANDS)
---------------------------------------------------------------------------------------------------------------------------
   FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
===========================================================================================================================
   From 9/1/99* to 12/31/99                                             $1.000            $1.008                 33
   From 1/1/00 to 12/31/00                                              $1.008            $1.103                133
   From 1/1/01 to 12/31/01                                              $1.103            $1.165                671
   From 1/1/02 to 12/31/02                                              $1.165            $1.253               1,621
   From 1/1/03 to 12/31/03                                              $1.253            $1.265               1,156
   From 1/1/04 to 12/31/04                                              $1.265            $1.292               1,047
   From 1/1/05 to 12/31/05                                              $1.292            $1.300                933

   FEDERATED HIGH INCOME BOND FUND II - PRIMARY SHARES
===========================================================================================================================
   From 8/6/99* to 12/31/99                                             $1.000            $1.006                 98
   From 1/1/00 to 12/31/00                                              $1.006            $0.903                148
   From 1/1/01 to 12/31/01                                              $0.903            $0.903                279
   From 1/1/02 to 12/31/02                                              $0.903            $0.903                259
   From 1/1/03 to 12/31/03                                              $0.903            $1.088                205
   From 1/1/04 to 12/31/04                                              $1.088            $1.186                205
   From 1/1/05 to 12/31/05                                              $1.186            $1.201                771

   FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS
===========================================================================================================================
   From 7/3/00* to 12/31/00                                             $1.000            $0.933                108
   From 1/1/01 to 12/31/01                                              $0.933            $0.806                553
   From 1/1/02 to 12/31/02                                              $0.806            $0.720                673
   From 1/1/03 to 12/31/03                                              $0.720            $0.911               1,027
   From 1/1/04 to 12/31/04                                              $0.911            $1.037               1,616
   From 1/1/05 to 12/31/05                                              $1.037            $1.195               3,321

   FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO - SERVICE CLASS
===========================================================================================================================
   From 9/19/00* to 12/31/00                                            $1.000            $0.879                26
   From 1/1/01 to 12/31/01                                              $0.879            $0.742                64
   From 1/1/02 to 12/31/02                                              $0.742            $0.571                61
   From 1/1/03 to 12/31/03                                              $0.571            $0.731                57
   From 1/1/04 to 12/31/04                                              $0.731            $0.772                53
   From 1/1/05 to 12/31/05                                              $0.772            $0.828                72

   FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS
===========================================================================================================================
   From 7/6/00* to 12/31/00                                             $1.000            $0.850                227
   From 1/1/01 to 12/31/01                                              $0.850            $0.690                504
   From 1/1/02 to 12/31/02                                              $0.690            $0.475                618
   From 1/1/03 to 12/31/03                                              $0.475            $0.622                709
   From 1/1/04 to 12/31/04                                              $0.622            $0.634                843
   From 1/1/05 to 12/31/05                                              $0.634            $0.660                648

   LAZARD RETIREMENT SMALL CAP PORTFOLIO
===========================================================================================================================
   From 4/29/05* to 12/31/05                                            $0.979            $1.092                29

   LORD ABBETT BOND-DEBENTURE PORTFOLIO - CLASS VC
===========================================================================================================================
   From 4/29/05* to 12/31/05                                            $0.978            $1.021               1,129

   LORD ABBETT GROWTH AND INCOME PORTFOLIO - CLASS VC
===========================================================================================================================
   From 4/29/05* to 12/31/05                                            $0.980            $1.048               1,543

   LORD ABBETT MID-CAP VALUE PORTFOLIO - CLASS VC
===========================================================================================================================
   From 4/29/05* to 12/31/05                                            $0.957            $1.081                226

* Date subaccount began operations.

                                                                      SUBACCOUNT        SUBACCOUNT            UNITS
                                                                      UNIT VALUE        UNIT VALUE        OUTSTANDING AT
                                                                       BEGINNING            END           END OF PERIOD
                      SUBACCOUNT                                       OF PERIOD         OF PERIOD         (THOUSANDS)
---------------------------------------------------------------------------------------------------------------------------
   MUTUAL SHARES SECURITIES FUND - CLASS 2
===========================================================================================================================
   From 12/11/98* to 12/31/98                                           $1.000            $1.033                25
   From 1/1/99 to 12/31/99                                              $1.033            $1.074                 9
   From 1/1/00 to 12/31/00                                              $1.074            $1.191                112
   From 1/1/01 to 12/31/01                                              $1.191            $1.258                235
   From 1/1/02 to 12/31/02                                              $1.258            $1.094                417
   From 1/1/03 to 12/31/03                                              $1.094            $1.350                394
   From 1/1/04 to 12/31/04                                              $1.350            $1.500                435
   From 1/1/05 to 12/31/05                                              $1.500            $1.635                481

   PHOENIX MID-CAP GROWTH SERIES
===========================================================================================================================
   From 5/28/98* to 12/31/98                                            $1.000            $1.154                203
   From 1/1/99 to 12/31/99                                              $1.154            $1.658                483
   From 1/1/00 to 12/31/00                                              $1.658            $1.861               1,245
   From 1/1/01 to 12/31/01                                              $1.861            $1.371               1,648
   From 1/1/02 to 12/31/02                                              $1.371            $0.913               1,563
   From 1/1/03 to 12/31/03                                              $0.913            $1.160               1,358
   From 1/1/04 to 12/31/04                                              $1.160            $1.221               1,183
   From 1/1/05 to 12/31/05                                              $1.221            $1.254                914

   PHOENIX STRATEGIC THEME SERIES
===========================================================================================================================
   From 6/16/98* to 12/31/98                                            $1.000            $1.351                148
   From 1/1/99 to 12/31/99                                              $1.351            $2.066               2,047
   From 1/1/00 to 12/31/00                                              $2.066            $1.804               3,919
   From 1/1/01 to 12/31/01                                              $1.804            $1.293               4,119
   From 1/1/02 to 12/31/02                                              $1.293            $0.829               3,171
   From 1/1/03 to 12/31/03                                              $0.829            $1.122               2,892
   From 1/1/04 to 12/31/04                                              $1.122            $1.167               2,490
   From 1/1/05 to 12/31/05                                              $1.167            $1.164               1,642

   PHOENIX-ABERDEEN INTERNATIONAL SERIES
===========================================================================================================================
   From 6/17/98* to 12/31/98                                            $1.000            $1.015               1,504
   From 1/1/99 to 12/31/99                                              $1.015            $1.297               2,753
   From 1/1/00 to 12/31/00                                              $1.015            $1.077               4,407
   From 1/1/01 to 12/31/01                                              $1.077            $0.807               4.525
   From 1/1/02 to 12/31/02                                              $0.807            $0.678               3,548
   From 1/1/03 to 12/31/03                                              $0.678            $0.881               3,802
   From 1/1/04 to 12/31/04                                              $0.881            $1.050               3,257
   From 1/1/05 to 12/31/05                                              $1.050            $1.228               2,400

   PHOENIX-AIM GROWTH SERIES
===========================================================================================================================
   From 1/4/00* to 12/31/00                                             $1.000            $0.911               2,702
   From 1/1/01 to 12/21/01                                              $0.911            $0.684               3,384
   From 1/1/02 to 12/31/02                                              $0.684            $0.480               3,746
   From 1/1/03 to 12/31/03                                              $0.480            $0.572               3,661
   From 1/1/04 to 12/31/04                                              $0.572            $0.588               3,008
   From 1/1/05 to 12/31/05                                              $0.588            $0.632               1,989

   PHOENIX-ALGER SMALL-CAP GROWTH SERIES
===========================================================================================================================
   From 5/12/03* to 12/31/03                                            $1.000            $1.517                 17
   From 1/1/04 to 12/31/04                                              $1.517            $1.528                 25
   From 1/1/05 to 12/31/05                                              $1.528            $1.743                 15

* Date subaccount began operations.

                                                                      SUBACCOUNT        SUBACCOUNT            UNITS
                                                                      UNIT VALUE        UNIT VALUE        OUTSTANDING AT
                                                                       BEGINNING            END           END OF PERIOD
                      SUBACCOUNT                                       OF PERIOD         OF PERIOD         (THOUSANDS)
---------------------------------------------------------------------------------------------------------------------------
   PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX SERIES
===========================================================================================================================
   From 5/13/98* to 12/31/98                                            $1.000            $1.108                920
   From 1/1/99 to 12/31/99                                              $1.108            $1.299               2,055
   From 1/1/00 to 12/31/00                                              $1.299            $1.134               2,609
   From 1/1/01 to 12/31/01                                              $1.134            $0.986               2,593
   From 1/1/02 to 12/31/02                                              $0.986            $0.742               2,212
   From 1/1/03 to 12/31/03                                              $0.742            $0.924               1,951
   From 1/1/04 to 12/31/04                                              $0.924            $1.000               1,898
   From 1/1/05 to 12/31/05                                              $1.000            $1.023               1,592

   PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES
===========================================================================================================================
   From 6/9/98* to 12/31/98                                             $1.000            $0.849                125
   From 1/1/99 to 12/31/99                                              $0.849            $0.877                117
   From 1/1/00 to 12/31/00                                              $0.877            $1.132                312
   From 1/1/01 to 12/31/01                                              $1.132            $1.190                344
   From 1/1/02 to 12/31/02                                              $1.190            $1.315                352
   From 1/1/03 to 12/31/03                                              $1.315            $1.794                431
   From 1/1/04 to 12/31/04                                              $1.794            $2.383                602
   From 1/1/05 to 12/31/05                                              $2.383            $2.705                875

   PHOENIX-ENGEMANN CAPITAL GROWTH SERIES
===========================================================================================================================
   From 5/14/98* to 12/31/98                                            $1.000            $1.127               9,416
   From 1/1/99 to 12/31/99                                              $1.127            $1.442              19,890
   From 1/1/00 to 12/31/00                                              $1.442            $1.169              25,577
   From 1/1/01 to 12/31/01                                              $1.169            $0.754              25,137
   From 1/1/02 to 12/31/02                                              $0.754            $0.559              22,537
   From 1/1/03 to 12/31/03                                              $0.559            $0.698              20,981
   From 1/1/04 to 12/31/04                                              $0.698            $0.722              16,603
   From 1/1/05 to 12/31/05                                              $0.722            $0.739               8,255

   PHOENIX-ENGEMANN GROWTH AND INCOME SERIES
===========================================================================================================================
   From 5/28/98* to 12/31/98                                            $1.000            $1.122                825
   From 1/1/99 to 12/31/99                                              $1.122            $1.295               3,531
   From 1/1/00 to 12/31/00                                              $1.295            $1.193               4,890
   From 1/1/01 to 12/31/01                                              $1.193            $1.081               4,982
   From 1/1/02 to 12/31/02                                              $1.081            $0.826               4,455
   From 1/1/03 to 12/31/03                                              $0.826            $1.038               4,112
   From 1/1/04 to 12/31/04                                              $1.038            $1.131               4,097
   From 1/1/05 to 12/31/05                                              $1.131            $1.169               2,896

   PHOENIX-ENGEMANN SMALL-CAP GROWTH SERIES
===========================================================================================================================
   From 8/15/00* to 12/31/00                                            $1.000            $0.765                43
   From 1/1/01 to 12/31/01                                              $0.765            $0.553                74
   From 1/1/02 to 12/31/02                                              $0.553            $0.388                46
   From 1/1/03 to 12/31/03                                              $0.388            $0.561                102
   From 1/1/04 to 12/31/04                                              $0.561            $0.606                229
   From 1/1/05 to 12/31/05                                              $0.606            $0.654                195

* Date subaccount began operations.

                                                                      SUBACCOUNT        SUBACCOUNT            UNITS
                                                                      UNIT VALUE        UNIT VALUE        OUTSTANDING AT
                                                                       BEGINNING            END           END OF PERIOD
                      SUBACCOUNT                                       OF PERIOD         OF PERIOD         (THOUSANDS)
---------------------------------------------------------------------------------------------------------------------------
   PHOENIX-ENGEMANN STRATEGIC ALLOCATION SERIES
===========================================================================================================================
   From 6/2/98* to 12/31/98                                             $1.000            $1.124               1,495
   From 1/1/99 to 12/31/99                                              $1.124            $1.233               3,590
   From 1/1/00 to 12/31/00                                              $1.233            $1.224               4,828
   From 1/1/01 to 12/31/01                                              $1.224            $1.229               4,968
   From 1/1/02 to 12/31/02                                              $1.229            $1.072               6,035
   From 1/1/03 to 12/31/03                                              $1.072            $1.267               5,497
   From 1/1/04 to 12/31/04                                              $1.267            $1.343               4,858
   From 1/1/05 to 12/31/05                                              $1.343            $1.348               3,471

   PHOENIX-ENGEMANN VALUE EQUITY SERIES
===========================================================================================================================
   From 6/16/98* to 12/31/98                                            $1.000            $1.089                136
   From 1/1/99 to 12/31/99                                              $1.089            $1.335                292
   From 1/1/00 to 12/31/00                                              $1.335            $1.741                747
   From 1/1/01 to 12/31/01                                              $1.741            $1.409               1,082
   From 1/1/02 to 12/31/02                                              $1.409            $1.085               1,168
   From 1/1/03 to 12/31/03                                              $1.085            $1.325                979
   From 1/1/04 to 12/31/04                                              $1.325            $1.476               1,093
   From 1/1/05 to 12/31/05                                              $1.476            $1.534                878

   PHOENIX-GOODWIN MONEY MARKET SERIES
===========================================================================================================================
   From 5/14/98* to 12/31/98                                            $1.000            $1.023               1,608
   From 1/1/99 to 12/31/99                                              $1.023            $1.058               2,200
   From 1/1/00 to 12/31/00                                              $1.058            $1.107               2,115
   From 1/1/01 to 12/31/01                                              $1.107            $1.175               3,357
   From 1/1/02 to 12/31/02                                              $1.175            $1.134               1,940
   From 1/1/03 to 12/31/03                                              $1.134            $1.126               1,361
   From 1/1/04 to 12/31/04                                              $1.126            $1.119                989
   From 1/1/05 to 12/31/05                                              $1.119            $1.132                815

   PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES
===========================================================================================================================
   From 5/15/98* to 12/31/98                                            $1.000            $0.932               1,578
   From 1/1/99 to 12/31/99                                              $0.932            $0.969               2,559
   From 1/1/00 to 12/31/00                                              $0.969            $1.018               3,183
   From 1/1/01 to 12/31/01                                              $1.018            $1.065               3,459
   From 1/1/02 to 12/31/02                                              $1.065            $1.156               3,179
   From 1/1/03 to 12/31/03                                              $1.156            $1.306               2,817
   From 1/1/04 to 12/31/04                                              $1.306            $1.376               3,010
   From 1/1/05 to 12/31/05                                              $1.376            $1.381               2,167

   PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND SERIES
===========================================================================================================================
   From 1/1/05* to 12/31/05                                             $1.043            $1.044                153

   PHOENIX-KAYNE RISING DIVIDENDS SERIES
===========================================================================================================================
   From 10/2/02* to 12/31/02                                            $1.000            $0.960                 14
   From 1/1/03 to 12/31/03                                              $0.960            $1.128                144
   From 1/1/04 to 12/31/04                                              $1.128            $1.171                281
   From 1/1/05 to 12/31/05                                              $1.171            $1.144                193

   PHOENIX-KAYNE SMALL-CAP QUALITY VALUE SERIES
===========================================================================================================================
   From 1/1/05* to 12/31/05                                             $1.458            $1.590                 52

* Date subaccount began operations.

                                                                      SUBACCOUNT        SUBACCOUNT            UNITS
                                                                      UNIT VALUE        UNIT VALUE        OUTSTANDING AT
                                                                       BEGINNING            END           END OF PERIOD
                      SUBACCOUNT                                       OF PERIOD         OF PERIOD         (THOUSANDS)
---------------------------------------------------------------------------------------------------------------------------
   PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT SERIES
===========================================================================================================================
   From 10/14/02* to 12/31/02                                           $1.000            $0.953                 3
   From 1/1/03 to 12/31/03                                              $0.953            $1.220                 89
   From 1/1/04 to 12/31/04                                              $1.220            $1.394                373
   From 1/1/05 to 12/31/05                                              $1.394            $1.494               1,108

   PHOENIX-NORTHERN DOW 30 SERIES
===========================================================================================================================
   From 3/1/00* to 12/31/00                                             $1.000            $1.060                121
   From 1/1/01 to 12/31/01                                              $1.060            $0.983                334
   From 1/1/02 to 12/31/02                                              $0.983            $0.819                310
   From 1/1/03 to 12/31/03                                              $0.819            $1.029                413
   From 1/1/04 to 12/31/04                                              $1.029            $1.062                439
   From 1/1/05 to 12/31/05                                              $1.062            $1.059                372

   PHOENIX-NORTHERN NASDAQ-100 INDEX(R) SERIES
===========================================================================================================================
   From 9/18/00* to 12/31/00                                            $1.000            $0.576                 72
   From 1/1/01 to 12/31/01                                              $0.576            $0.380                114
   From 1/1/02 to 12/31/02                                              $0.380            $0.234                182
   From 1/1/03 to 12/31/03                                              $0.234            $0.343                152
   From 1/1/04 to 12/31/04                                              $0.343            $0.373                185
   From 1/1/05 to 12/31/05                                              $0.373            $0.372                164

   PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES
===========================================================================================================================
   From 5/28/98* to 12/31/98                                            $1.000            $0.885                162
   From 1/1/99 to 12/31/99                                              $0.885            $0.783                279
   From 1/1/00 to 12/31/00                                              $0.783            $0.903                382
   From 1/1/01 to 12/31/01                                              $0.903            $1.095                725
   From 1/1/02 to 12/31/02                                              $1.095            $0.988                854
   From 1/1/03 to 12/31/03                                              $0.988            $1.374                779
   From 1/1/04 to 12/31/04                                              $1.374            $1.631                954
   From 1/1/05 to 12/31/05                                              $1.631            $1.733               1,338

   PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES
===========================================================================================================================
   From 1/1/01* to 12/31/01                                             $1.000            $1.068                218
   From 1/1/02 to 12/31/02                                              $1.068            $0.963                327
   From 1/1/03 to 12/31/03                                              $0.963            $1.366                310
   From 1/1/04 to 12/31/04                                              $1.366            $1.653                440
   From 1/1/05 to 12/31/05                                              $1.653            $1.752                836

   RYDEX VARIABLE TRUST SECTOR ROTATION FUND
===========================================================================================================================
   From 11/12/03* to 12/31/03                                           $1.000            $1.152                0.6
   From 1/1/04 to 12/31/04                                              $1.152            $1.258                 22
   From 1/1/05 to 12/31/05                                              $1.258            $1.411                 22

   SCUDDER VIT EQUITY 500 INDEX FUND - CLASS A
===========================================================================================================================
   From 4/18/02* to 12/31/02                                            $1.000            $0.815                 49
   From 1/1/03 to 12/31/03                                              $0.815            $1.030                 60
   From 1/1/04 to 12/31/04                                              $1.030            $1.123                 81
   From 1/1/05 to 12/31/05                                              $1.123            $1.160                109

* Date subaccount began operations.

                                                                      SUBACCOUNT        SUBACCOUNT            UNITS
                                                                      UNIT VALUE        UNIT VALUE        OUTSTANDING AT
                                                                       BEGINNING            END           END OF PERIOD
                      SUBACCOUNT                                       OF PERIOD         OF PERIOD         (THOUSANDS)
---------------------------------------------------------------------------------------------------------------------------
   TECHNOLOGY PORTFOLIO - CLASS I
===========================================================================================================================
   From 1/10/00* to 12/31/00                                            $1.000            $0.754               1,674
   From 1/1/01 to 12/31/01                                              $0.754            $0.381               2,372
   From 1/1/02 to 12/31/02                                              $0.381            $0.192               2,168
   From 1/1/03 to 12/31/03                                              $0.192            $0.279               2,251
   From 1/1/04 to 12/31/04                                              $0.279            $0.271               2,189
   From 1/1/05 to 12/31/05                                              $0.271            $0.266               1,672

   TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
===========================================================================================================================
   From 8/18/98* to 12/31/98                                            $1.000            $1.182                 22
   From 1/1/99 to 12/31/99                                              $1.182            $1.788                134
   From 1/1/00 to 12/31/00                                              $1.788            $1.198                185
   From 1/1/01 to 12/31/01                                              $1.198            $1.086                138
   From 1/1/02 to 12/31/02                                              $1.086            $1.069                 96
   From 1/1/03 to 12/31/03                                              $1.069            $1.614                 88
   From 1/1/04 to 12/31/04                                              $1.614            $1.985                 85
   From 1/1/05 to 12/31/05                                              $1.985            $2.494                 85

   TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
===========================================================================================================================
   From 5/28/98* to 12/31/98                                            $1.000            $0.935                181
   From 1/1/99 to 12/31/99                                              $0.935            $1.137                321
   From 1/1/00 to 12/31/00                                              $1.137            $1.095                659
   From 1/1/01 to 12/31/01                                              $1.095            $0.907                748
   From 1/1/02 to 12/31/02                                              $0.907            $0.729                704
   From 1/1/03 to 12/31/03                                              $0.729            $0.950                638
   From 1/1/04 to 12/31/04                                              $0.950            $1.111                682
   From 1/1/05 to 12/31/05                                              $1.111            $1.207                661

   TEMPLETON GLOBAL ASSET ALLOCATION FUND - CLASS 2
===========================================================================================================================
   From 6/16/98* to 12/31/98                                            $1.000            $1.002                 48
   From 1/1/99 to 12/31/99                                              $1.002            $1.211                103
   From 1/1/00 to 12/31/00                                              $1.211            $1.195                175
   From 1/1/01 to 12/31/01                                              $1.195            $1.062                200
   From 1/1/02 to 12/31/02                                              $1.062            $1.001                161
   From 1/1/03 to 12/31/03                                              $1.001            $1.303                148
   From 1/1/04 to 12/31/04                                              $1.303            $1.487                144
   From 1/1/05 to 12/31/05                                              $1.487            $1.519                 80

   TEMPLETON GROWTH SECURITIES FUND - CLASS 2
===========================================================================================================================
   From 6/2/98* to 12/31/98                                             $1.000            $0.899                 75
   From 1/1/99 to 12/31/99                                              $0.899            $1.142                125
   From 1/1/00 to 12/31/00                                              $1.142            $1.207                197
   From 1/1/01 to 12/31/01                                              $1.207            $1.175                258
   From 1/1/02 to 12/31/02                                              $1.175            $0.945                272
   From 1/1/03 to 12/31/03                                              $0.945            $1.231                287
   From 1/1/04 to 12/31/04                                              $1.231            $1.409                335
   From 1/1/05 to 12/31/05                                              $1.409            $1.512                368

* Date subaccount began operations.

                                                                      SUBACCOUNT        SUBACCOUNT            UNITS
                                                                      UNIT VALUE        UNIT VALUE        OUTSTANDING AT
                                                                       BEGINNING            END           END OF PERIOD
                      SUBACCOUNT                                       OF PERIOD         OF PERIOD         (THOUSANDS)
---------------------------------------------------------------------------------------------------------------------------
   WANGER INTERNATIONAL SELECT
===========================================================================================================================
   From 2/17/99* to 12/31/99                                            $1.000            $1.840                210
   From 1/1/00 to 12/31/00                                              $1.840            $1.786                445
   From 1/1/01 to 12/31/01                                              $1.786            $1.293                487
   From 1/1/02 to 12/31/02                                              $1.293            $1.080                385
   From 1/1/03 to 12/31/03                                              $1.080            $1.504                368
   From 1/1/04 to 12/31/04                                              $1.504            $1.845                325
   From 1/1/05 to 12/31/05                                              $1.845            $2.118                292

   WANGER INTERNATIONAL SMALL CAP
===========================================================================================================================
   From 6/17/98* to 12/31/98                                            $1.000            $1.065                381
   From 1/1/99 to 12/31/99                                              $1.065            $2.380               1,214
   From 1/1/00 to 12/31/00                                              $2.380            $1.691               1,910
   From 1/1/01 to 12/31/01                                              $1.691            $1.315               1,881
   From 1/1/02 to 12/31/02                                              $1.315            $1.117               1,550
   From 1/1/03 to 12/31/03                                              $1.117            $1.641               1,446
   From 1/1/04 to 12/31/04                                              $1.641            $2.108               1,311
   From 1/1/05 to 12/31/05                                              $2.108            $2.526               1,200

   WANGER SELECT
===========================================================================================================================
   From 2/17/99* to 12/31/99                                            $1.000            $1.384                243
   From 1/1/00 to 12/31/00                                              $1.384            $1.494                466
   From 1/1/01 to 12/31/01                                              $1.494            $1.608                475
   From 1/1/02 to 12/31/02                                              $1.608            $1.465                328
   From 1/1/03 to 12/31/03                                              $1.465            $1.889                295
   From 1/1/04 to 12/31/04                                              $1.889            $2.222                270
   From 1/1/05 to 12/31/05                                              $2.222            $2.422                234

   WANGER U.S. SMALLER COMPANIES
===========================================================================================================================
   From 5/15/98* to 12/31/98                                            $1.000            $0.931               1,825
   From 1/1/99 to 12/31/99                                              $0.931            $1.149               4,017
   From 1/1/00 to 12/31/00                                              $1.149            $1.040               6,644
   From 1/1/01 to 12/31/01                                              $1.040            $1.143               6,514
   From 1/1/02 to 12/31/02                                              $1.143            $0.938               5,440
   From 1/1/03 to 12/31/03                                              $0.938            $1.325               4,856
   From 1/1/04 to 12/31/04                                              $1.325            $1.546               4,437
   From 1/1/05 to 12/31/05                                              $1.546            $1.696               4,006

   BIG EDGE CONTRACTS

   AIM V.I. CAPITAL APPRECIATION FUND - CLASS I
===========================================================================================================================
   From 8/2/01* to 12/31/01                                             $1.000            $0.927                 3
   From 1/1/02 to 12/31/02                                              $0.927            $0.694                 20
   From 1/1/03 to 12/31/03                                              $0.694            $0.890                 62
   From 1/1/04 to 12/31/04                                              $0.890            $0.939                137
   From 1/1/05 to 12/31/05                                              $0.939            $1.012                115

   AIM V.I. MID CAP CORE EQUITY FUND - CLASS I
===========================================================================================================================
   From 1/30/02* to 12/31/02                                            $1.000            $0.938                 60
   From 1/1/03 to 12/31/03                                              $0.938            $1.191                 60
   From 1/1/04 to 12/31/04                                              $1.191            $1.017                 65
   From 1/1/05 to 12/31/05                                              $1.017            $1.083                 91

* Date subaccount began operations.

                                                                      SUBACCOUNT        SUBACCOUNT            UNITS
                                                                      UNIT VALUE        UNIT VALUE        OUTSTANDING AT
                                                                       BEGINNING            END           END OF PERIOD
                      SUBACCOUNT                                       OF PERIOD         OF PERIOD         (THOUSANDS)
---------------------------------------------------------------------------------------------------------------------------
   AIM V.I. PREMIER EQUITY FUND - CLASS I
===========================================================================================================================
   From 5/8/01* to 12/31/01                                             $1.000            $0.892                 52
   From 1/1/02 to 12/31/02                                              $0.892            $0.616                 64
   From 1/1/03 to 12/31/03                                              $0.616            $0.762                 75
   From 1/1/04 to 12/31/04                                              $0.762            $0.798                 76
   From 1/1/05 to 12/31/05                                              $0.798            $0.835                 13

  ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO - CLASS O
===========================================================================================================================
   From 6/20/00* to 12/31/00                                            $1.000            $0.742                267
   From 1/1/01 to 12/31/01                                              $0.742            $0.618                319
   From 1/1/02 to 12/31/02                                              $0.618            $0.404                343
   From 1/1/03 to 12/31/03                                              $0.404            $0.539                542
   From 1/1/04 to 12/31/04                                              $0.539            $0.578                185
   From 1/1/05 to 12/31/05                                              $0.578            $0.654                165

   FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
===========================================================================================================================
   From 2/8/00 to 12/31/00                                              $1.000            $1.102                 47
   From 1/1/01 to 12/31/01                                              $1.102            $1.168                243
   From 1/1/02 to 12/31/02                                              $1.168            $1.261                762
   From 1/1/03 to 12/31/03                                              $1.261            $1.278                409
   From 1/1/04 to 12/31/04                                              $1.278            $1.311                318
   From 1/1/05 to 12/31/05                                              $1.311            $1.324                281

   FEDERATED HIGH INCOME BOND FUND II - PRIMARY SHARES
===========================================================================================================================
   From 3/31/00 to 12/31/00                                             $1.000            $0.936                451
   From 1/1/01 to 12/31/01                                              $0.936            $0.939                608
   From 1/1/02 to 12/31/02                                              $0.939            $0.943                557
   From 1/1/03 to 12/31/03                                              $0.943            $1.141                611
   From 1/1/04 to 12/31/04                                              $1.141            $1.248                196
   From 1/1/05 to 12/31/05                                              $1.248            $1.268                217

   FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS
===========================================================================================================================
   From 7/7/00* to 12/31/00                                             $1.000            $0.936                141
   From 1/1/01 to 12/31/01                                              $0.936            $0.812                144
   From 1/1/02 to 12/31/02                                              $0.812            $0.728                391
   From 1/1/03 to 12/31/03                                              $0.728            $0.925                488
   From 1/1/04 to 12/31/04                                              $0.925            $1.056                494
   From 1/1/05 to 12/31/05                                              $1.056            $1.222                651

   FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO - SERVICE CLASS
===========================================================================================================================
   From 7/7/00* to 12/31/00                                             $1.000            $0.857                 55
   From 1/1/01 to 12/31/01                                              $0.857            $0.726                 62
   From 1/1/02 to 12/31/02                                              $0.726            $0.561                 90
   From 1/1/03 to 12/31/03                                              $0.561            $0.720                 89
   From 1/1/04 to 12/31/04                                              $0.720            $0.764                 81
   From 1/1/05 to 12/31/05                                              $0.764            $0.823                 77

* Date subaccount began operations.

                                                                      SUBACCOUNT        SUBACCOUNT            UNITS
                                                                      UNIT VALUE        UNIT VALUE        OUTSTANDING AT
                                                                       BEGINNING            END           END OF PERIOD
                      SUBACCOUNT                                       OF PERIOD         OF PERIOD         (THOUSANDS)
---------------------------------------------------------------------------------------------------------------------------
   FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS
===========================================================================================================================
   From 7/7/00* to 12/31/00                                             $1.000            $0.843                216
   From 1/1/01 to 12/31/01                                              $0.843            $0.687                307
   From 1/1/02 to 12/31/02                                              $0.687            $0.475                304
   From 1/1/03 to 12/31/03                                              $0.475            $0.624                237
   From 1/1/04 to 12/31/04                                              $0.624            $0.638                253
   From 1/1/05 to 12/31/05                                              $0.638            $0.667                282

   LAZARD RETIREMENT SMALL CAP PORTFOLIO
===========================================================================================================================
   From 4/29/05* to 12/31/05                                            $0.979            $1.095                 17

   LORD ABBETT BOND-DEBENTURE PORTFOLIO - CLASS VC
===========================================================================================================================
   From 4/29/05* to 12/31/05                                            $0.978            $1.024                 54

   LORD ABBETT GROWTH AND INCOME PORTFOLIO - CLASS VC
===========================================================================================================================
   From 4/29/05* to 12/31/05                                            $0.980            $1.051                175

   Lord Abbett Mid-Cap Value Portfolio - Class VC
===========================================================================================================================
   From 4/29/05* to 12/31/05                                            $0.957            $1.084                110

   Mutual Shares Securities Fund - Class 2
===========================================================================================================================
   From 1/26/01* to 12/31/01                                            $1.000            $1.018                175
   From 1/1/02 to 12/31/02                                              $1.018            $0.888                404
   From 1/1/03 to 12/31/03                                              $0.888            $1.101                406
   From 1/1/04 to 12/31/04                                              $1.101            $1.227                377
   From 1/1/05 to 12/31/05                                              $1.227            $1.343                417

   Phoenix Mid-Cap Growth Series
===========================================================================================================================
   From 4/16/98* to 12/31/98                                            $1.000            $1.088                 43
   From 1/1/99 to 12/31/99                                              $1.088            $1.568                199
   From 1/1/00 to 12/31/00                                              $1.568            $1.766                998
   From 1/1/01 to 12/31/01                                              $1.766            $1.306                803
   From 1/1/02 to 12/31/02                                              $1.306            $0.873                684
   From 1/1/03 to 12/31/03                                              $0.873            $1.113                346
   From 1/1/04 to 12/31/04                                              $1.113            $1.176                189
   From 1/1/05 to 12/31/05                                              $1.176            $1.213                112

   PHOENIX STRATEGIC THEME SERIES
===========================================================================================================================
   From 1/29/96* to 12/31/96                                            $1.000            $1.086                621
   From 1/1/97 to 12/31/97                                              $1.086            $1.260                737
   From 1/1/98 to 12/31/98                                              $1.260            $1.805                479
   From 1/1/99 to 12/31/99                                              $1.805            $2.770               1,023
   From 1/1/00 to 12/31/00                                              $2.770            $2.428               1,470
   From 1/1/01 to 12/31/01                                              $2.428            $1.746               1,251
   From 1/1/02 to 12/31/02                                              $1.746            $1.124                575
   From 1/1/03 to 12/31/03                                              $1.124            $1.527                534
   From 1/1/04 to 12/31/04                                              $1.527            $1.594                371
   From 1/1/05 to 12/31/05                                              $1.594            $1.597                260

* Date subaccount began operations.

                                                                      SUBACCOUNT        SUBACCOUNT            UNITS
                                                                      UNIT VALUE        UNIT VALUE        OUTSTANDING AT
                                                                       BEGINNING            END           END OF PERIOD
                      SUBACCOUNT                                       OF PERIOD         OF PERIOD         (THOUSANDS)
---------------------------------------------------------------------------------------------------------------------------
   PHOENIX-ABERDEEN INTERNATIONAL SERIES
===========================================================================================================================
   From 1/1/96 to 12/31/96                                              $1.376            $1.616               3,337
   From 1/1/97 to 12/31/97                                              $1.616            $1.793               2,998
   From 1/1/98 to 12/31/98                                              $1.793            $2.271               2,641
   From 1/1/99 to 12/31/99                                              $2.271            $2.911               2,159
   From 1/1/00 to 12/31/00                                              $2.911            $2.427               1,732
   From 1/1/01 to 12/31/01                                              $2.427            $1.825               1,303
   From 1/1/02 to 12/31/02                                              $1.825            $1.539               1,059
   From 1/1/03 to 12/31/03                                              $1.539            $2.009                738
   From 1/1/04 to 12/31/04                                              $2.009            $2.402                672
   From 1/1/05 to 12/31/05                                              $2.402            $2.820                648

   PHOENIX-AIM GROWTH SERIES
===========================================================================================================================
   From 12/28/99* to 12/31/99                                           $1.000            $1.012                 62
   From 1/01/00 to 12/31/00                                             $1.012            $0.890               1,574
   From 1/1/01 to 12/31/01                                              $0.890            $0.671               1,314
   From 1/1/02 to 12/31/02                                              $0.671            $0.473                813
   From 1/1/03 to 12/31/03                                              $0.473            $0.566                537
   From 1/1/04 to 12/31/04                                              $0.566            $0.583                297
   From 1/1/05 to 12/31/05                                              $0.583            $0.629                288

   PHOENIX-ALGER SMALL-CAP GROWTH SERIES
===========================================================================================================================
   From 10/29/03* to 12/31/03                                           $1.000            $1.525                 20
   From 1/1/04 to 12/31/04                                              $1.525            $1.542                 9
   From 1/1/05 to 12/31/05                                              $1.542            $1.766                 8

   PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX SERIES
===========================================================================================================================
   From 7/15/97* to 12/31/97                                            $1.000            $1.020                600
   From 1/1/98 to 12/31/98                                              $1.020            $1.330               1,139
   From 1/1/99 to 12/31/99                                              $1.330            $1.565               1,082
   From 1/1/00 to 12/31/00                                              $1.565            $1.371               1,105
   From 1/1/01 to 12/31/01                                              $1.371            $1.196               1,047
   From 1/1/02 to 12/31/02                                              $1.196            $0.904                735
   From 1/1/03 to 12/31/03                                              $0.904            $1.129                535
   From 1/1/04 to 12/31/04                                              $1.129            $1.228                249
   From 1/1/05 to 12/31/05                                              $1.228            $1.260                201

   PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES
===========================================================================================================================
   From 1/1/96 to 12/31/96                                              $1.155            $1.523                189
   From 1/1/97 to 12/31/97                                              $1.523            $1.840                405
   From 1/1/98 to 12/31/98                                              $1.840            $1.436                282
   From 1/1/99 to 12/31/99                                              $1.436            $1.489                128
   From 1/1/00 to 12/31/00                                              $1.489            $1.929                221
   From 1/1/01 to 12/31/01                                              $1.929            $2.036                 98
   From 1/1/02 to 12/31/02                                              $2.036            $2.259                282
   From 1/1/03 to 12/31/03                                              $2.259            $3.092                242
   From 1/1/04 to 12/31/04                                              $3.092            $4.123                210
   From 1/1/05 to 12/31/05                                              $4.123            $4.698                204

* Date subaccount began operations.

                                                                      SUBACCOUNT        SUBACCOUNT            UNITS
                                                                      UNIT VALUE        UNIT VALUE        OUTSTANDING AT
                                                                       BEGINNING            END           END OF PERIOD
                      SUBACCOUNT                                       OF PERIOD         OF PERIOD         (THOUSANDS)
---------------------------------------------------------------------------------------------------------------------------
   PHOENIX-ENGEMANN CAPITAL GROWTH SERIES
===========================================================================================================================
   From 1/1/96 to 12/31/96                                              $8.274            $9.222               7,215
   From 1/1/97 to 12/31/97                                              $9.222            $11.056              6,273
   From 1/1/98 to 12/31/98                                             $11.056            $14.232              5,404
   From 1/1/99 to 12/31/99                                             $14.232            $18.273              4,718
   From 1/1/00 to 12/31/00                                             $18.273            $14.874              3,895
   From 1/1/01 to 12/31/01                                             $14.874            $9.632               3,055
   From 1/1/02 to 12/31/02                                              $9.632            $7.170               2,154
   From 1/1/03 to 12/31/03                                              $7.170            $8.979               1,956
   From 1/1/04 to 12/31/04                                              $8.979            $9.331               1,689
   From 1/1/05 to 12/31/05                                              $9.331            $9.581               1,344

   PHOENIX-ENGEMANN GROWTH AND INCOME SERIES
===========================================================================================================================
   From 3/4/98* to 12/31/98                                             $1.000            $1.195                429
   From 1/1/99 to 12/31/99                                              $1.195            $1.384               1,146
   From 1/1/00 to 12/31/00                                              $1.384            $1.280                780
   From 1/1/01 to 12/31/01                                              $1.280            $1.163                735
   From 1/1/02 to 12/31/02                                              $1.163            $0.892                456
   From 1/1/03 to 12/31/03                                              $0.892            $1.126                543
   From 1/1/04 to 12/31/04                                              $1.126            $1.232                897
   From 1/1/05 to 12/31/05                                              $1.232            $1.278                657

   PHOENIX-ENGEMANN SMALL-CAP GROWTH SERIES
===========================================================================================================================
   From 7/7/00* to 12/31/00                                             $1.000            $0.757                218
   From 1/1/01 to 12/31/01                                              $0.757            $0.549                150
   From 1/1/02 to 12/31/02                                              $0.549            $0.387                175
   From 1/1/03 to 12/31/03                                              $0.387            $0.561                448
   From 1/1/04 to 12/31/04                                              $0.561            $0.609                295
   From 1/1/05 to 12/31/05                                              $0.609            $0.659                237

   PHOENIX-ENGEMANN STRATEGIC ALLOCATION SERIES
===========================================================================================================================
   From 1/1/96 to 12/31/96                                              $3.521            $3.801              15,341
   From 1/1/97 to 12/31/97                                              $3.801            $4.544              13,378
   From 1/1/98 to 12/31/98                                              $4.544            $5.435              11,665
   From 1/1/99 to 12/31/99                                              $5.435            $5.987              10,148
   From 1/1/00 to 12/31/00                                              $5.987            $5.963               8,681
   From 1/1/01 to 12/31/01                                              $5.963            $6.013               7,478
   From 1/1/02 to 12/31/02                                              $6.013            $5.263               6,730
   From 1/1/03 to 12/31/03                                              $5.263            $6.246               5,950
   From 1/1/04 to 12/31/04                                              $6.246            $6.645               4,931
   From 1/1/05 to 12/31/05                                              $6.645            $6.696               4,384

* Date subaccount began operations.

                                                                      SUBACCOUNT        SUBACCOUNT            UNITS
                                                                      UNIT VALUE        UNIT VALUE        OUTSTANDING AT
                                                                       BEGINNING            END           END OF PERIOD
                      SUBACCOUNT                                       OF PERIOD         OF PERIOD         (THOUSANDS)
---------------------------------------------------------------------------------------------------------------------------
   PHOENIX-ENGEMANN VALUE EQUITY SERIES
===========================================================================================================================
   From 5/21/98* to 12/31/98                                            $1.000            $1.040                 31
   From 1/1/99 to 12/31/99                                              $1.040            $1.280                 58
   From 1/1/00 to 12/31/00                                              $1.280            $1.675                298
   From 1/1/01 to 12/31/01                                              $1.675            $1.361                460
   From 1/1/02 to 12/31/02                                              $1.361            $1.052                505
   From 1/1/03 to 12/31/03                                              $1.052            $1.290                274
   From 1/1/04 to 12/31/04                                              $1.290            $1.442                399
   From 1/1/05 to 12/31/05                                              $1.442            $1.505                313

   PHOENIX-GOODWIN MONEY MARKET SERIES
===========================================================================================================================
   From 1/1/96 to 12/31/96                                              $2.045            $2.126               3,460
   From 1/1/97 to 12/31/97                                              $2.126            $2.214               2,264
   From 1/1/98 to 12/31/98                                              $2.214            $2.304               2,845
   From 1/1/99 to 12/31/99                                              $2.304            $2.391               3,253
   From 1/1/00 to 12/31/00                                              $2.391            $2.510               1,638
   From 1/1/01 to 12/31/01                                              $2.510            $2.580               2,017
   From 1/1/02 to 12/31/02                                              $2.580            $2.591               1,949
   From 1/1/03 to 12/31/03                                              $2.591            $2.582                845
   From 1/1/04 to 12/31/04                                              $2.582            $2.577                625
   From 1/1/05 to 12/31/05                                              $2.577            $2.617                471

   PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES
===========================================================================================================================
   From 1/1/96 to 12/31/96                                              $3.379            $3.761               4,114
   From 1/1/97 to 12/31/97                                              $3.761            $4.143               3,556
   From 1/1/98 to 12/31/98                                              $4.143            $3.925               2,315
   From 1/1/99 to 12/31/99                                              $3.925            $4.098               1,723
   From 1/1/00 to 12/31/00                                              $4.098            $4.321               1,542
   From 1/1/01 to 12/31/01                                              $4.321            $4.538               1,284
   From 1/1/02 to 12/31/02                                              $4.538            $4.941               1,168
   From 1/1/03 to 12/31/03                                              $4.941            $5.605                913
   From 1/1/04 to 12/31/04                                              $5.605            $5.928                677
   From 1/1/05 to 12/31/05                                              $5.928            $5.974                560

   PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND SERIES
===========================================================================================================================
   From 1/1/04 to 12/31/04                                              $1.000            $1.046                 79
   From 1/1/05 to 12/31/05                                              $1.046            $1.050                113

   PHOENIX-KAYNE RISING DIVIDENDS SERIES
===========================================================================================================================
   From 10/2/02* to 12/31/02                                            $1.000            $0.962                 15
   From 1/1/03 to 12/31/03                                              $0.962            $1.134                 23
   From 1/1/04 to 12/31/04                                              $1.134            $1.182                 20
   From 1/1/05 to 12/31/05                                              $1.182            $1.159                 21

   PHOENIX-KAYNE SMALL-CAP QUALITY VALUE SERIES
===========================================================================================================================
   From 10/7/03* to 12/31/03                                            $1.000            $1.198                 7
   From 1/1/04 to 12/31/04                                              $1.198            $1.491                 23
   From 1/1/05 to 12/31/05                                              $1.491            $1.610                 39

* Date subaccount began operations.

                                                                      SUBACCOUNT        SUBACCOUNT            UNITS
                                                                      UNIT VALUE        UNIT VALUE        OUTSTANDING AT
                                                                       BEGINNING            END           END OF PERIOD
                      SUBACCOUNT                                       OF PERIOD         OF PERIOD         (THOUSANDS)
---------------------------------------------------------------------------------------------------------------------------
   PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT SERIES
===========================================================================================================================
   From 10/29/03* to 12/31/03                                           $1.000            $1.226                 3
   From 1/1/04 to 12/31/04                                              $1.226            $1.406                 30
   From 1/1/05 to 12/31/05                                              $1.406            $1.513                 69

   PHOENIX-NORTHERN DOW 30 SERIES
===========================================================================================================================
   From 1/30/01* to 12/31/01*                                           $1.000            $0.938                214
   From 1/1/02 to 12/31/02                                              $0.938            $0.785                246
   From 1/1/03 to 12/31/03                                              $0.785            $0.990                220
   From 1/1/04 to 12/31/04                                              $0.990            $1.026                 27
   From 1/1/05 to 12/31/05                                              $1.026            $1.026                 36

   PHOENIX-NORTHERN NASDAQ-100 INDEX(R) SERIES
===========================================================================================================================
   From 8/30/00* to 12/31/00                                            $1.000            $0.635                 98
   From 1/1/01 to 12/31/01                                              $0.635            $0.421                148
   From 1/1/02 to 12/31/02                                              $0.421            $0.260                152
   From 1/1/03 to 12/31/03                                              $0.260            $0.383               1,072
   From 1/1/04 to 12/31/04                                              $0.383            $0.417               1,417
   From 1/1/05 to 12/31/05                                              $0.417            $0.418               1,424

   PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES
===========================================================================================================================
   From 3/17/98* to 12/31/98                                            $1.000            $0.858                 96
   From 1/1/99 to 12/31/99                                              $0.858            $0.763                 56
   From 1/1/00 to 12/31/00                                              $0.763            $0.883                117
   From 1/1/01 to 12/31/01                                              $0.883            $1.075                392
   From 1/1/02 to 12/31/02                                              $1.075            $0.973                900
   From 1/1/03 to 12/31/03                                              $0.973            $1.358                700
   From 1/1/04 to 12/31/04                                              $1.358            $1.619                581
   From 1/1/05 to 12/31/05                                              $1.619            $1.726                593

   PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES
===========================================================================================================================
   From 2/20/01* to 12/31/01                                            $1.000            $1.085                143
   From 1/1/02 to 12/31/02                                              $1.085            $0.982                510
   From 1/1/03 to 12/31/03                                              $0.982            $1.399                416
   From 1/1/04 to 12/31/04                                              $1.399            $1.699                276
   From 1/1/05 to 12/31/05                                              $1.699            $1.807                282

   RYDEX VARIABLE TRUST SECTOR ROTATION FUND
===========================================================================================================================
   From 9/3/03* to 12/31/03                                             $1.000            $1.155                 26
   From 1/1/04 to 12/31/04                                              $1.155            $1.265                 40
   From 1/1/05 to 12/31/05                                              $1.265            $1.425                 43

   SCUDDER VIT EQUITY 500 INDEX FUND - CLASS A
===========================================================================================================================
   From 3/11/02* to 12/31/02                                            $1.000            $0.819                299
   From 1/1/03 to 12/31/03                                              $0.819            $1.039                630
   From 1/1/04 to 12/31/04                                              $1.039            $1.137                332
   From 1/1/05 to 12/31/05                                              $1.137            $1.178                329

* Date subaccount began operations.

                                                                      SUBACCOUNT        SUBACCOUNT            UNITS
                                                                      UNIT VALUE        UNIT VALUE        OUTSTANDING AT
                                                                       BEGINNING            END           END OF PERIOD
                      SUBACCOUNT                                       OF PERIOD         OF PERIOD         (THOUSANDS)
---------------------------------------------------------------------------------------------------------------------------
   TECHNOLOGY PORTFOLIO - CLASS I
===========================================================================================================================
   From 12/24/99* to 12/31/99                                           $1.000            $1.031                163
   From 1/1/00 to 12/31/00                                              $1.031            $0.780               1,291
   From 1/1/01 to 12/31/01                                              $0.780            $0.395               1,112
   From 1/1/02 to 12/31/02                                              $0.395            $0.200                900
   From 1/1/03 to 12/31/03                                              $0.200            $0.292               1,255
   From 1/1/04 to 12/31/04                                              $0.292            $0.284                630
   From 1/1/05 to 12/31/05                                              $0.284            $0.281                596

   TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
===========================================================================================================================
   From 5/15/97* to 12/31/97                                            $1.000            $0.676                718
   From 1/1/98 to 12/31/98                                              $0.676            $0.528                711
   From 1/1/99 to 12/31/99                                              $0.528            $0.802                721
   From 1/1/00 to 12/31/00                                              $0.802            $0.539                587
   From 1/1/01 to 12/31/01                                              $0.539            $0.491                539
   From 1/1/02 to 12/31/02                                              $0.491            $0.485                527
   From 1/1/03 to 12/31/03                                              $0.485            $0.735                515
   From 1/1/04 to 12/31/04                                              $0.735            $0.908                515
   From 1/1/05 to 12/31/05                                              $0.908            $1.145                515

   TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
===========================================================================================================================
   From 7/2/97* to 12/31/97                                             $1.000            $0.974                144
   From 1/1/98 to 12/31/98                                              $0.974            $1.052                211
   From 1/1/99 to 12/31/99                                              $1.052            $1.283                201
   From 1/1/00 to 12/31/00                                              $1.283            $1.241                196
   From 1/1/01 to 12/31/01                                              $1.241            $1.032                155
   From 1/1/02 to 12/31/02                                              $1.032            $0.832                171
   From 1/1/03 to 12/31/03                                              $0.832            $1.089                 93
   From 1/1/04 to 12/31/04                                              $1.089            $1.277                 83
   From 1/1/05 to 12/31/05                                              $1.277            $1.393                 67

   TEMPLETON GLOBAL ASSET ALLOCATION FUND - CLASS 2
===========================================================================================================================
   From 6/2/97* to 12/31/97                                             $1.000            $1.033                152
   From 1/1/98 to 12/31/98                                              $1.033            $1.085                131
   From 1/1/99 to 12/31/99                                              $1.085            $1.316                128
   From 1/1/00 to 12/31/00                                              $1.316            $1.304                 69
   From 1/1/01 to 12/31/01                                              $1.304            $1.162                 17
   From 1/1/02 to 12/31/02                                              $1.162            $1.100                 6
   From 1/1/03 to 12/31/03                                              $1.100            $1.438                 6
   From 1/1/04 to 12/31/04                                              $1.438            $1.647                 6
   From 1/1/05 to 12/31/05                                              $1.647            $1.688                 6

* Date subaccount began operations.

                                                                      SUBACCOUNT        SUBACCOUNT            UNITS
                                                                      UNIT VALUE        UNIT VALUE        OUTSTANDING AT
                                                                       BEGINNING            END           END OF PERIOD
                      SUBACCOUNT                                       OF PERIOD         OF PERIOD         (THOUSANDS)
---------------------------------------------------------------------------------------------------------------------------
   TEMPLETON GROWTH SECURITIES FUND - CLASS 2
===========================================================================================================================
   From 5/1/97* to 12/31/97                                             $1.000            $1.064                116
   From 1/1/98 to 12/31/98                                              $1.064            $1.063                123
   From 1/1/99 to 12/31/99                                              $1.063            $1.356                 48
   From 1/1/00 to 12/31/00                                              $1.356            $1.439                125
   From 1/1/01 to 12/31/01                                              $1.439            $1.406                144
   From 1/1/02 to 12/31/02                                              $1.406            $1.134                170
   From 1/1/03 to 12/31/03                                              $1.134            $1.484                160
   From 1/1/04 to 12/31/04                                              $1.484            $1.705                167
   From 1/1/05 to 12/31/05                                              $1.705            $1.837                174

   WANGER INTERNATIONAL SELECT
===========================================================================================================================
   From 6/20/00* to 12/31/00                                            $1.000            $0.996                204
   From 1/1/01 to 12/31/01                                              $0.996            $0.724                170
   From 1/1/02 to 12/31/02                                              $0.724            $0.607                 52
   From 1/1/03 to 12/31/03                                              $0.607            $0.849                 81
   From 1/1/04 to 12/31/04                                              $0.849            $1.045                164
   From 1/1/05 to 12/31/05                                              $1.045            $1.204                172

   WANGER INTERNATIONAL SMALL CAP
===========================================================================================================================
   From 1/1/96 to 12/31/96                                              $1.240            $1.620               1,632
   From 1/1/97 to 12/31/97                                              $1.620            $1.581               1,630
   From 1/1/98 to 12/31/98                                              $1.581            $1.821               1,320
   From 1/1/99 to 12/31/99                                              $1.821            $4.083               1,216
   From 1/1/00 to 12/31/00                                              $4.083            $2.912               1,183
   From 1/1/01 to 12/31/01                                              $2.912            $2.273                983
   From 1/1/02 to 12/31/02                                              $2.273            $1.939                865
   From 1/1/03 to 12/31/03                                              $1.939            $2.858                656
   From 1/1/04 to 12/31/04                                              $2.858            $3.685                571
   From 1/1/05 to 12/31/05                                              $3.685            $4.434                564

   WANGER SELECT
===========================================================================================================================
   From 3/8/99* to 12/31/99                                             $1.000            $1.085                 21
   From 1/1/00 to 12/31/00                                              $1.085            $1.176                125
   From 1/1/01 to 12/31/01                                              $1.085            $1.270                125
   From 1/1/02 to 12/31/02                                              $1.270            $1.162                171
   From 1/1/03 to 12/31/03                                              $1.162            $1.503                116
   From 1/1/04 to 12/31/04                                              $1.503            $1.775                162
   From 1/1/05 to 12/31/05                                              $1.775            $1.942                152

   WANGER U.S. SMALLER COMPANIES
===========================================================================================================================
   From 1/1/96 to 12/31/96                                              $1.158            $1.681               2,888
   From 1/1/97 to 12/31/97                                              $1.681            $2.154               3,346
   From 1/1/98 to 12/31/98                                              $2.154            $2.317               3,662
   From 1/1/99 to 12/31/99                                              $2.317            $2.870               1,825
   From 1/1/00 to 12/31/00                                              $2.870            $2.609               1,210
   From 1/1/01 to 12/31/01                                              $2.870            $2.877                946
   From 1/1/02 to 12/31/02                                              $2.877            $2.370                801
   From 1/1/03 to 12/31/03                                              $2.370            $3.360                647
   From 1/1/04 to 12/31/04                                              $3.360            $3.936                460
   From 1/1/05 to 12/31/05                                              $3.936            $4.335                405

* Date subaccount began operations.

                                                                     [Version C]

                        THE PHOENIX EDGE(R)-VA FOR NEW YORK
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
              ISSUED BY: PHOENIX LIFE INSURANCE COMPANY ("PHOENIX")


                                                                     May 1, 2006


PROSPECTUS

    This prospectus describes a variable and fixed accumulation deferred annuity contract offered to groups and individuals. The contract offers a variety of variable and fixed investment options. You may allocate premium payments and contract value to one or more of the subaccounts of the Phoenix Life Variable Accumulation Account ("Separate Account") and the Guaranteed Interest Account ("GIA"). The assets of each subaccount will be used to purchase, at net asset value, shares of a series in the following designated funds.


AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
----------------------------------------------
[diamond] AIM V.I. Capital Appreciation Fund
[diamond] AIM V.I. Core Equity Fund*
[diamond] AIM V.I. Mid Cap Core Equity Fund*

THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------
[diamond] Alger American Leveraged AllCap Portfolio*

DWS SCUDDER INVESTMENTS VIT FUNDS - CLASS A
-------------------------------------------
[diamond] DWS Equity 500 Index VIP
         (f/k/a Scudder VIT Equity 500 Index Fund)

FEDERATED INSURANCE SERIES
--------------------------
[diamond] Federated Fund for U.S. Government Securities II
[diamond] Federated High Income Bond Fund II - Primary Shares

FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
-----------------------------------------------------
[diamond] VIP Contrafund(R) Portfolio
[diamond] VIP Growth Opportunities Portfolio
[diamond] VIP Growth Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
--------------------------------------------------------------
[diamond] Franklin Income Securities Fund
[diamond] Mutual Shares Securities Fund
[diamond] Templeton Developing Markets Securities Fund
[diamond] Templeton Foreign Securities Fund
[diamond] Templeton Global Asset Allocation Fund+
[diamond] Templeton Growth Securities Fund

LAZARD RETIREMENT SERIES
------------------------
[diamond] Lazard Retirement Small Cap Portfolio*

LORD ABBETT SERIES FUND, INC. - CLASS VC
----------------------------------------
[diamond] Bond-Debenture Portfolio
[diamond] Growth and Income Portfolio
[diamond] Mid-Cap Value Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - CLASS S
----------------------------------------------------
[diamond] Neuberger Berman AMT Fasciano Portfolio
[diamond] Neuberger Berman AMT Guardian Portfolio

OPPENHEIMER VARIABLE ACCOUNT FUNDS - SERVICE SHARES
---------------------------------------------------
[diamond] Oppenheimer Capital Appreciation Fund/VA
[diamond] Oppenheimer Global Securities Fund/VA
[diamond] Oppenheimer Main Street Small Cap Fund/VA

THE PHOENIX EDGE SERIES FUND
----------------------------
[diamond] Phoenix Capital Growth Series
          (f/k/a Phoenix-Engemann Capital Growth Series)
[diamond] Phoenix Mid-Cap Growth Series
          (f/k/a Phoenix-Seneca Mid-Cap Growth Series)
[diamond] Phoenix Strategic Theme Series
          (f/k/a Phoenix-Seneca Strategic Theme Series)
[diamond] Phoenix-Aberdeen International Series
[diamond] Phoenix-AIM Growth Series
[diamond] Phoenix-Alger Small-Cap Growth Series
[diamond] Phoenix-Alliance/Bernstein Enhanced Index Series
[diamond] Phoenix-Duff & Phelps Real Estate Securities Series
[diamond] Phoenix-Engemann Growth and Income Series
[diamond] Phoenix-Engemann Small-Cap Growth Series
[diamond] Phoenix-Engemann Strategic Allocation Series
[diamond] Phoenix-Goodwin Money Market Series
[diamond] Phoenix-Goodwin Multi-Sector Fixed Income Series
[diamond] Phoenix-Goodwin Multi-Sector Short Term Bond Series
[diamond] Phoenix-Kayne Rising Dividends Series
[diamond] Phoenix-Kayne Small-Cap Quality Value Series
[diamond] Phoenix-Lazard International Equity Select Series
[diamond] Phoenix-Northern Dow 30 Series
[diamond] Phoenix-Northern Nasdaq-100 Index(R) Series
[diamond] Phoenix-Sanford Bernstein Mid-Cap Value Series
[diamond] Phoenix-Sanford Bernstein Small-Cap Value Series
[diamond] Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth [diamond] Phoenix-S&P Dynamic Asset Allocation Series: Growth
[diamond] Phoenix-S&P Dynamic Asset Allocation Series: Moderate
[diamond] Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth [diamond] Phoenix-Van Kampen Comstock Series
          (f/k/a Phoenix-Engemann Value Equity Series)

PIMCO VARIABLE INSURANCE TRUST - ADVISOR CLASS
----------------------------------------------
[diamond] PIMCO VIT CommodityRealReturn Strategy Portfolio
[diamond] PIMCO VIT Real Return Portfolio
[diamond] PIMCO VIT Total Return Portfolio

THE RYDEX VARIABLE TRUST
------------------------
[diamond] Rydex Variable Trust Juno Fund*
[diamond] Rydex Variable Trust Nova Fund*
[diamond] Rydex Variable Trust Sector Rotation Fund*

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS II SHARES
---------------------------------------------------------
[diamond] Van Kampen UIF Equity and Income Portfolio

WANGER ADVISORS TRUST
---------------------
[diamond] Wanger International Select
[diamond] Wanger International Small Cap
[diamond] Wanger Select
[diamond] Wanger U.S. Smaller Companies

* Closed to new investment on May 1, 2006.
+ Closed to new investment on October 29, 2001.
  See Appendix A for more information.

    The contract is not a deposit of any bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The contract may go down in value.

    The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities, nor passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

    Replacing any existing contract with this contract may not be to your advantage. You should carefully compare this contract with your existing one and you must also determine if the replacement will result in any tax liability.

    This prospectus provides information that you should know before investing. Keep this prospectus for future reference. A Statement of Additional Information ("SAI") dated May 1, 2006, is incorporated by reference and has been filed with the SEC and is available free of charge by contacting us at the address or phone number listed below. A table of contents of the SAI is available on the last page of this prospectus. If you have any questions, please contact:


[LOGO OF LETTER]        PHOENIX LIFE INSURANCE COMPANY
                        Annuity Operations Division
                        PO Box 8027
                        Boston, MA 02266-8027

[LOGO OF TELEPHONE]     TEL. 800/541-0171

                                TABLE OF CONTENTS


Heading                                                             Page
------------------------------------------------------------------------
GLOSSARY OF SPECIAL TERMS..........................................    3

SUMMARY OF EXPENSES................................................    5

ANNUAL FUND EXPENSES...............................................    7

CONTRACT SUMMARY...................................................   10

FINANCIAL HIGHLIGHTS...............................................   13

FINANCIAL STATEMENTS...............................................   13

PERFORMANCE HISTORY................................................   13

THE VARIABLE ACCUMULATION ANNUITY..................................   13

PHOENIX AND THE SEPARATE ACCOUNT...................................   13

INVESTMENTS OF THE SEPARATE ACCOUNT................................   14

GIA................................................................   14

PURCHASE OF CONTRACTS..............................................   15

DEDUCTIONS AND CHARGES.............................................   16
  Transfer Charge..................................................   17
  Reduced Fees, Credits and Excess Interest........................   17

THE ACCUMULATION PERIOD............................................   18
  Accumulation Units...............................................   18
  Accumulation Unit Values.........................................   18
  Internet, Interactive Voice Response and
    Telephone Transfers............................................   18
  Disruptive Trading and Market Timing.............................   19
  Optional Programs and Benefits...................................   20
  Surrender of Contract and Withdrawals............................   23
  Lapse of Contract................................................   23
  Payment Upon Death Before Maturity Date..........................   23

THE ANNUITY PERIOD.................................................   24
  Annuity Payments.................................................   25
  Annuity Payment Options..........................................   25
  Other Conditions.................................................   27
  Payment Upon Death After Maturity Date...........................   27

VARIABLE ACCOUNT VALUATION PROCEDURES..............................   27
  Valuation Date...................................................   27
  Valuation Period.................................................   27
  Accumulation Unit Value..........................................   27
  Net Investment Factor............................................   28

MISCELLANEOUS PROVISIONS...........................................   28
  Assignment.......................................................   28
  Payment Deferral.................................................   28
  Free Look Period.................................................   28
  Amendments to Contracts..........................................   28
  Substitution of Fund Shares......................................   28
  Ownership of the Contract........................................   28

FEDERAL INCOME TAXES...............................................   29
  Introduction.....................................................   29
  Income Tax Status................................................   29
  Taxation of Annuities in General-Nonqualified Plans..............   29
  Additional Considerations........................................   30
  Owner Control....................................................   31
  Diversification Standards........................................   31
  Taxation of Annuities in General-Qualified Plans.................   32

SALES OF VARIABLE ACCUMULATION CONTRACTS...........................   35

SERVICING AGENT....................................................   36

STATE REGULATION...................................................   36

REPORTS............................................................   36

VOTING RIGHTS......................................................   36

TEXAS OPTIONAL RETIREMENT PROGRAM..................................   36

LEGAL MATTERS......................................................   36

SAI TABLE OF CONTENTS..............................................   37

APPENDIX A - INVESTMENT OPTIONS....................................  A-1

APPENDIX B - DEDUCTIONS FOR TAXES..................................  B-1

APPENDIX C - FINANCIAL HIGHLIGHTS..................................  C-1

GLOSSARY OF SPECIAL TERMS
--------------------------------------------------------------------------------

    The following is a list of terms and their meanings when used in this Prospectus.

ACCOUNT VALUE: The value of all assets held in the Separate Account.

ACCUMULATION UNIT: A standard of measurement for each subaccount used to determine the value of a contract and the interest in the subaccounts prior to the start of annuity payments.

ACCUMULATION UNIT VALUE: The value of one accumulation unit was set at $1.000 on the date assets were first allocated to each subaccount. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period ending on such valuation date.

ADJUSTED PARTIAL WITHDRAWALS: The result of multiplying the ratio of the partial withdrawal to the contract value and the death benefit (prior to the withdrawal) on the date of the withdrawal.

ANNUAL ROLL-UP AMOUNT (ROLL-UP AMOUNT): In the first contract year the Annual Roll-up Amount is equal to the initial premium payment. After that, in any following contract year the Annual Roll-up Amount is equal to the Roll-up Amount at the end of the last contract year multiplied by a factor of 1.05, plus 100% of premium payments, less adjusted partial withdrawals made since the end of the prior contract year. The Roll-up Amount may not be greater than 200% of total premium payments less adjusted partial withdrawals.

ANNUAL STEP-UP AMOUNT (STEP-UP AMOUNT): In the first contract year the Step-up Amount is the greater of (1) 100% of purchase payments less adjusted partial withdrawals; or (2) the contract value. After that, in any following contract year the Step-up Amount equals the greater of (1) the Step-up Amount at the end of the prior contract year, plus 100% of premium payments, less adjusted partial withdrawals made since the end of the last contract year; or (2) the contract value.

ANNUITANT: The person whose life is used as the measuring life under the contract. The annuitant will be the primary annuitant as shown on the contract's Schedule Page while that person is living, and will then be the contingent annuitant, if that person is living at the death of the primary annuitant.

ANNUITY PAYMENT OPTION: The provisions under which we make a series of annuity payments to the annuitant or other payee, such as Life Annuity with Ten Years Certain. See "Annuity Payment Options."

ANNUITY UNIT: A standard of measurement used in determining the amount of each periodic payment under the variable payment annuity options I, J, K, M and N. The number of annuity units in each subaccount with assets under the chosen option is equal to the portion of the first payment provided by that subaccount divided by the annuity unit value for that subaccount on the first payment calculation date.

ANNUITY UNIT VALUE: On the first valuation date selected by us, we set all annuity unit values in each subaccount of the Separate Account at $1.00. The annuity unit value on any subsequent valuation date is equal to the annuity unit value of the subaccount on the immediately preceding valuation date multiplied by the net investment factor for that subaccount for the valuation period divided by 1.00 plus the rate of interest for the number of days in the valuation period based on the assumed investment rate.

DEATH BENEFIT OPTIONS (BENEFIT OPTION, OPTION): The form of contract selected which determines the method of death benefit calculation and the amount of mortality and expense risk charge.

CLAIM DATE: The valuation date following receipt of a certified copy of the death certificate at our Annuity Operations Division.

CONTRACT: The deferred variable accumulation annuity contract described in this Prospectus.

CONTRACT OWNER (OWNER, YOU, YOUR): Usually the person or entity to whom we issue the contract. The contract owner has the sole right to exercise all rights and privileges under the contract as provided in the contract. The owner may be the annuitant, an employer, a trust or any other individual or entity specified in the contract application. However, under contracts used with certain tax qualified plans, the owner must be the annuitant. If no owner is named in the application, the annuitant will be the owner.

CONTRACT VALUE: Prior to the maturity date, the sum of all accumulation units held in the subaccounts of the Separate Account and the value held in the GIA. For Tax-sheltered Annuity plans (as described in Internal Revenue Code (IRC) 403(b)) with loans, the contract value is the sum of all accumulation units held in the subaccounts of the Account and the value held in the GIA plus the value held in the Loan Security Account, and less any Loan Debt.

FIXED PAYMENT ANNUITY: An annuity payment option providing periodic payments of a fixed dollar amount throughout the Annuity Period. This benefit does not vary with or reflect the investment performance of any subaccount.

GIA: An investment option under which premium amounts are guaranteed to earn a fixed rate of interest.

ISSUE DATE: The date that the initial premium payment is invested under a contract.

MATURITY DATE: The date elected by the owner as to when annuity payments will begin. The maturity date will not be any earlier than the fifth contract anniversary and no later than the annuitant's 90th birthday. The election is subject to certain conditions described in "The Annuity Period."

MINIMUM INITIAL PAYMENT: The amount that you pay when you purchase a contract. We require minimum initial payments of:

[diamond] Non-qualified plans--$1,000
[diamond] Individual Retirement Annuity--$1,000

[diamond] Bank draft program--$25
[diamond] Qualified plans--$1,000 annually

MINIMUM SUBSEQUENT PAYMENT: The least amount that you may pay when you make any subsequent payments, after the minimum initial payment (see above). The minimum subsequent payment for all contracts is $25.

NET ASSET VALUE: Net asset value of a series' shares is computed by dividing the value of the net assets of the series by the total number of series outstanding shares.

PAYMENT UPON DEATH: The obligation of Phoenix under a contract to make a payment on the death of the owner or annuitant anytime: (a) before the maturity date of a contract (see "Payment Upon Death Before Maturity Date") or (b) after the maturity date of a contract (see "Payment Upon Death After Maturity Date").

PHOENIX (OUR, US, WE, COMPANY): Phoenix Life Insurance Company.

SEPARATE ACCOUNT : Phoenix Life Variable Accumulation Account.

SERIES: A separate investment portfolio of a fund.

SEVEN YEAR STEP-UP AMOUNT (7-YEAR STEP-UP AMOUNT): In the first 7 contract years, the 7-year Step-up Amount equals 100% of purchase payments less adjusted partial withdrawals. In any subsequent 7-year period, the 7-year Step-up Amount is the amount that would have been paid on the prior 7th contract anniversary plus 100% of payments less adjusted partial withdrawals made since the prior 7th contract anniversary.

VALUATION DATE: A Valuation Date is every day the New York Stock Exchange ("NYSE") is open for trading.

VARIABLE PAYMENT ANNUITY: An annuity payment option providing payments that varies in amounts, according to the investment experience of the selected subaccounts.

SUMMARY OF EXPENSES
--------------------------------------------------------------------------------


    The following tables describe the fees and expenses that you will pay when owning and surrendering the contract. There are no additional fees, other than the contract fees set forth below, charged at the time you purchase this contract.


--------------------------------------------------------------------------------

CONTRACT OWNER TRANSACTION EXPENSES
    Deferred Surrender Charge (as a percentage of amount surrendered:

   Age of Payment in Complete Years 0...................    7%
   Age of Payment in Complete Years 1...................    6%
   Age of Payment in Complete Years 2...................    5%
   Age of Payment in Complete Years 3...................    4%
   Age of Payment in Complete Years 4...................    3%
   Age of Payment in Complete Years 5...................    2%
   Age of Payment in Complete Years 6...................    1%
   Age of Payment in Complete Years 7+..................    None
Transfer Charge(1)
   Current                                                  None
   Maximum                                                  $20


This table describes the fees and expenses that you will pay at the time that you surrender the contract or transfer value between the subaccounts. State premium taxes may also be deducted.


--------------------------------------------------------------------------------

ANNUAL ADMINISTRATIVE CHARGE


Current(2)............................................   $35
Maximum...............................................   $35

MAXIMUM ANNUAL SEPARATE ACCOUNT EXPENSES (as a percentage of average account value)

DEATH BENEFIT OPTION 1 - RETURN OF PREMIUM
------------------------------------------

Mortality and Expense Risk Fee........................   .775%
Daily Administrative Fee..............................   .125%
Total Annual Separate Account Expenses                   .900%

DEATH BENEFIT OPTION 2 - ANNUAL STEP-UP
---------------------------------------

Mortality and Expense Risk Fee........................   1.125%
Daily Administrative Fee..............................    .125%
Total Annual Separate Account Expenses................   1.250%



This table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including annual fund fees and expenses.

--------------------------------------------------------------------------------

(1) We reserve the right to impose a transfer charge of up to $20 per transfer after the first 12 transfers in each contract year. See "Transfer Charge."

(2) This charge is deducted annually on the contract anniversary on a pro rata basis from each of the selected investment options. See "Deductions and Charges."

                              OPTIONAL BENEFIT FEES
                              ---------------------

This table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including annual fund fees and expenses, if you elect an optional benefit. These fees are charged in addition to the maximum annual Separate Account Expenses..

ENHANCED DEATH BENEFIT OPTION 1 RIDER(1)  (as a percentage of contract value)



Current..............................       .05%
Maximum..............................      1.00%

GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB) FEE(2) (as a percentage of the guaranteed annuitization value)

Current..............................       .60%
Maximum..............................      1.00%


ANNUAL FUND OPERATING EXPENSES


                                            Minimum           Maximum
Total Annual Fund Operating
Expenses (expenses that are
deducted from the fund assets
include management fees,
12b-1 fees and other expenses)               0.34%             5.11%



This table shows the minimum and maximum total operating expenses as a percentage of daily net assets, for the year ended 12/31/05 charged by the fund companies that you may pay periodically during the time that you own the contract. More detail concerning the funds' fees and total and net fund operating expenses can be found after the Expense Examples and are contained in the fund prospectuses.

(1) This charge is assessed against the issue payment and each contract anniversary against the contract value. See "Deductions and Charges."

(2) The Guaranteed Minimum Income Benefit fee is deducted annually on the contract anniversary only if the benefit is selected. The fee percentage is locked in at the time you elect the benefit. See "Optional Programs and Benefits."

EXPENSE EXAMPLES

If you surrender or annuitize your contract at the end of the applicable time period, your maximum costs would be:


DEATH BENEFIT OPTION 1
----------------------


1 Year      3 Years      5 Years      10 Years
$1,292      $2,403       $3,471       $6,143

DEATH BENEFIT OPTION 2
----------------------

1 Year      3 Years      5 Years      10 Years
$1,321      $2,482       $3,590       $6,325

If you do not surrender or annuitize your contract at the end of the applicable time period, your maximum costs would be:

DEATH BENEFIT OPTION 1
------------------------

1 Year      3 Years      5 Years      10 Years
$662        $1,953       $3,201       $6,143

DEATH BENEFIT OPTION 2
----------------------

1 Year      3 Years      5 Years      10 Years
$691        $2,032       $3,320       $6,325



These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, separate account annual expenses, maximum of all applicable riders and benefit fees, and the maximum fund fees and expenses that were charged for the year ended 12/31/05.

The examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the funds and that you have allocated all of your contract value to the fund with the maximum fees and expenses. Although your actual costs may be higher or lower based on these assumptions, your costs are shown in the table to the left.

ANNUAL FUND EXPENSES (as a percentage of fund average net assets for the year ended 12/3105

This table shows each fund's investment management fee, Rule 12b-1 (if applicable), other operating expenses and total annual fund expenses. The fund provided this information and we have not independently verified it. More detail concerning each fund's fees and expenses is contained in the prospectus for each fund, which you may obtain by calling 800/541-0171.



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                                                                   Rule
                                                      Investment 12b-1 or     Other                    Contractual     Total Net
                                                      Management  Service   Operating  Total Annual  Reimbursements     Annual
                       Series                            Fee       Fees     Expenses   Fund Expenses    & Waivers    Fund Expenses
-----------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS - I SHARES
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                       0.61        -        0.29         0.90            N/A       N/A(1),(2)
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund*                               0.60        -        0.27         0.87            N/A       N/A(1),(2),(3)
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund*                       0.72        -        0.31         1.03            N/A       N/A(1)
-----------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND - CLASS O SHARES
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio*               0.85        -        0.06         0.91            N/A       N/A
-----------------------------------------------------------------------------------------------------------------------------------
DWS SCUDDER INVESTMENTS VIT FUNDS - CLASS A
-----------------------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                                 0.19        -        0.15         0.34          (0.06)      0.28(4)
-----------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
-----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II         0.60        -        0.38         0.98            N/A       N/A(5),(17)
-----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary Shares      0.60        -        0.40         1.00            N/A       N/A(5),(17)
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS -SERVICE CLASS
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio                     0.57      0.10       0.09         0.76            N/A       N/A(6)
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio              0.57      0.10       0.13         0.80            N/A       N/A(7)
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                            0.57      0.10       0.10         0.77            N/A       N/A(6)
-----------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
-----------------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                          0.46      0.25       0.02         0.73            N/A       N/A(8)
-----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                            0.60      0.25       0.18         1.03            N/A       N/A(9)
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund             1.24      0.25       0.29         1.78            N/A       N/A
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                        0.65      0.25       0.17         1.07          (0.05)      1.02(10)
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund(+)                0.60      0.25       0.26         1.11          (0.01)      1.10(10)
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                         0.75      0.25       0.07         1.07            N/A       N/A(8),(9)
-----------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES
-----------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio*                   0.75      0.25       0.22         1.22            N/A       N/A
-----------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC. - CLASS VC
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio                     0.50        -        0.44         0.94          (0.04)      0.90(11),(12)
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio                  0.48        -        0.41         0.89            N/A       N/A(12)
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                      0.74        -        0.38         1.12            N/A       N/A(13)
-----------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - CLASS S
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio                  1.15      0.25       0.70         2.10          (0.69)      1.41(14)
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio                  0.85      0.25       0.17         1.27          (0.02)      1.25(14)
-----------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS - SERVICE SHARES
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA                 0.64      0.25       0.02         0.91            N/A       N/A
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                    0.63      0.25       0.04         0.92            N/A       N/A
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA                0.74      0.25       0.05         1.04            N/A       N/A
-----------------------------------------------------------------------------------------------------------------------------------
THE PHOENIX EDGE SERIES FUND
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                            0.68        -        0.21         0.89            N/A       N/A
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                            0.80        -        0.41         1.21            N/A       N/A(17)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Theme Series                           0.75        -        0.40         1.15            N/A       N/A(17)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                    0.75        -        0.31         1.06            N/A       N/A
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                                0.75        -        0.39         1.14            N/A       N/A(17)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                    0.85        -        0.80         1.65            N/A       N/A(17)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series         0.45        -        0.27         0.72            N/A       N/A(17)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series      0.75        -        0.28         1.03            N/A       N/A
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series                0.70        -        0.29         0.99            N/A       N/A(17)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series                 0.90        -        0.78         1.68            N/A       N/A(17)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series             0.58        -        0.21         0.79            N/A       N/A
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                      0.40        -        0.26         0.66            N/A       N/A(17)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series         0.50        -        0.25         0.75            N/A       N/A
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series      0.50        -        0.48         0.98            N/A       N/A(17)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                    0.70        -        0.82         1.52            N/A       N/A(17)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series             0.90        -        1.09         1.99            N/A       N/A(17)
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                   Rule
                                                      Investment 12b-1 or     Other                    Contractual     Total Net
                                                      Management  Service   Operating  Total Annual  Reimbursements     Annual
                       Series                            Fee       Fees     Expenses   Fund Expenses    & Waivers    Fund Expenses
-----------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS - I SHARES
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series        0.90        -        0.30         1.20            N/A       N/A(17)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                           0.35        -        0.64         0.99            N/A       N/A(17)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series              0.35        -        0.76         1.11            N/A       N/A(17)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series:
Aggressive Growth                                        0.40      0.25       0.29         0.94          (0.24)      0.97(15)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Growth      0.40      0.25       0.27         0.92          (0.22)      0.95(15)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series:
Moderate                                                 0.40      0.25       0.69         1.34          (0.64)      0.90(15)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series:
Moderate Growth                                          0.40      0.25       0.34         0.99          (0.29)      0.93(15)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series           1.05        -        0.28         1.33            N/A       N/A(17)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series         1.05        -        0.35         1.40            N/A       N/A(17)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                       0.70        -        0.29         0.99            N/A       N/A(17)
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST - ADVISOR CLASS
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn Strategy Portfolio         0.49      0.25       0.25         0.99            N/A       N/A(16)
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                          0.25      0.25       0.25         0.75            N/A       N/A(16)
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                         0.25      0.25       0.25         0.75            N/A       N/A(16)
-----------------------------------------------------------------------------------------------------------------------------------
THE RYDEX VARIABLE TRUST
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund*                          0.90       -         4.21         5.11            N/A       N/A
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund*                          0.75       -         0.78         1.53            N/A       N/A
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund*               0.90       -         0.80         1.70            N/A       N/A
-----------------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS II SHARES
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio               0.46      0.35       0.32         1.13            N/A       N/A(17)
-----------------------------------------------------------------------------------------------------------------------------------
WANGER ADVISORS TRUST
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                              0.99        -        0.33         1.32            N/A       N/A
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                           0.95        -        0.18         1.13            N/A       N/A
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                            0.85        -        0.12         0.97            N/A       N/A
-----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                            0.90        -        0.05         0.95            N/A       N/A
-----------------------------------------------------------------------------------------------------------------------------------



* Fund closed to new investment on May 1, 2006.+Closed to new investment on October 29, 2001. See Appendix A for more information.

(1) The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit total annual fund operating expenses to 1.30% of average daily net assets. The expense limitation agreement is in effect through April 30, 2007. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes, (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganizations as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The fee waiver has been restated to reflect this agreement.

(2) As a result of a reorganization of another Fund into the Fund, which will occur on or about May 1, 2006 for AIM V.I. Capital Appreciation and AIM V.I. Core Equity Fund, the Fund's total annual operating expenses have been restated to reflect such reorganization.

(3) Effective upon the closing of the reorganization which will occur on or about May 1, 2006, the advisor for AIM V.I. Core Equity Fund has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses to 0.91% of average daily net assets. The expense limitation agreement is in effect through April 30, 2007.

(4) Effective September 19, 2005, the advisor has contractually agreed to waive its fees and/or reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 0.28% until April 30, 2009. Restated on an annualized basis to reflect approved fee changes to take effect on or about June 1, 2006.

(5) The percentages shown are based on expenses for the entire fiscal year ended December 31, 2005. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. "Other Expenses" include a shareholder services fee/account administrative fee which is used to compensate intermediaries for shareholder services or account administrative services. The Fund did not pay or accrue the shareholder services fee during the fiscal year ended December 31, 2005. The Fund has no present intention of paying or accruing the shareholder services fee during the fiscal year ending December 31, 2006.

(6) A portion of the brokerage commissions that the Fund pays may be reimbursed and used to reduce the Fund's expenses. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the Fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.74% for the Fidelity VIP Contrafund Portfolio, and 0.73% for the Fidelity VIP Growth Portfolio. These offsets may be discontinued at any time.

(7) A portion of the brokerage commissions that the Fund pays may be reimbursed and used to reduce the Fund's expenses. Including this reduction, the total class operating expenses would have been 0.75% for the Fidelity VIP Growth Opportunities Portfolio. These offsets may be discontinued at any time.

(8)  The Fund administration fee is paid indirectly through the management fee.

(9) While the maximum amount payable under the Fund's class Rule 12b-1 plan is 0.35% per year of the Fund's class average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% per year.

(10) The Fund's manager has agreed in advance to reduce its fees with respect to assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Fund's Board of Trustees and an exemptive order by the Securities and Exchange Commission.

(11) Lord Abbett has contractually agreed to limit the Funds' other expenses (excluding management fees) to an annualized rate of 0.40% average daily net assets.

(12) Effective January 1, 2006, the annual management fee rate for the Fund was changed from a flat fee of 0.50% to the following rates: 0.50% of the first $1 billion of average daily net assets; 0.45% of average daily net assets over $1 billion.

(13) Effective January 1, 2006, the annual management fee rate for the Fund was changed from a flat fee of 0.75% to the following rates: 0.75% of the first $1 billion of average daily net assets; 0.70% of the next $1 billion of average daily net assets; 0.65% of average daily net assets over $2 billion.

(14) Neuberger Berman Management Inc. ("NBMI") has undertaken through December 31, 2009 to waive fees and/or reimburse certain operating expenses, including the compensation of NBMI and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs that exceed, in the aggregate, 1.25% and 1.40% of average net asset value of the Guardian and Fasciano portfolios, respectively. The expenses limitation arrangements for the portfolios are contractual and any excess expenses can be repaid to NBMI within three years of the year incurred, provided that such recoupment would not cause a portfolio to exceed its respective limitation.

(15) "Other Expenses" are estimated for the fiscal year end December 31, 2006. The series and the advisor have entered into an Expense Limitation Agreement whereby the "Other Expenses" for shares of the series will not exceed 0.05% for the period ending April 30, 2007. The figures shown above include estimated expenses of the underlying funds in which the series expects to invest for the fiscal year ending December 31, 2006. The estimated expenses of the underlying funds are based upon the weighted average of the total annual operating expenses of such underlying funds.

(16) "Other Expenses" reflect an administrative fee of 0.25%.

(17) The chart below shows the amount of the waiver or reimbursement and the total net annual operating expenses for Funds that have entered into a voluntary fee waiver and/or expense reimbursement arrangement. As these arrangements are voluntary, they may be changed or terminated at any time. Without such waivers performance would have been lower.



------------------------------------------------------------------------------------------------------
                    FUND                                  REIMBURSEMENTS     NET ANNUAL FUND EXPENSES
------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II              (0.26)                   0.72(a)
------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                            (0.25)                   0.75(a)
------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                                 (0.06)                   1.15
------------------------------------------------------------------------------------------------------
Phoenix Strategic Theme Series                                (0.05)                   1.10
------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                                     (0.14)                   1.00
------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                         (0.65)                   1.00
------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series              (0.07)                   0.65
------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series                     (0.04)                   0.95
------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series                      (0.43)                   1.25
------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                           (0.01)                   0.65
------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series           (0.28)                   0.70
------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                         (0.67)                   0.85
------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                  (0.94)                   1.05
------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series             (0.15)                   1.05
------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                                (0.39)                   0.60
------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series                   (0.51)                   0.60
------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                (0.03)                   1.30
------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series              (0.10)                   1.30
------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock                                   (0.04)                   0.95
------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio                    (0.30)                   0.83(b)
------------------------------------------------------------------------------------------------------



(a) Although not contractually obligated to do so, the shareholder services provider waived certain amounts, and for the Federated Fund for U.S. Government Securities, the adviser waived a portion of the management fee. The management fee paid by the Federated Fund for U.S. Government Securities was 0.59% for the fiscal year ended December 31, 2005.

(b) The adviser has voluntarily agreed to waive a portion or all of its management fee and/or reimburse expenses to limit total operating expenses, excluding certain investment related expenses, such as foreign country tax expense and interest expense on borrowing. Additionally, the distributor has agreed to waive a portion of the Rule 12b-1 fee for Class II shares. The distributor may terminate these voluntary waivers at any time at its sole discretion.

CONTRACT SUMMARY
--------------------------------------------------------------------------------

    This summary describes the general provisions of the annuity contract.

    Certain provisions of the annuity contract described in this prospectus may differ in a particular state because of specific state requirements.


    This prospectus is a disclosure document which summarizes your rights under the annuity product that you are purchasing. As with any summary it may differ in certain instances from the underlying annuity contract. Your rights and obligations under the contract will be determined by the language of the contract itself. You should read your annuity contract carefully.


    Certain terms used throughout the prospectus have been defined and can be found in the "Glossary of Special Terms" in the front of this prospectus

OVERVIEW

    The contract offers a dynamic idea in retirement planning. It is designed to give you maximum flexibility in obtaining your investment goals. The contract is intended for those seeking income and for those seeking long-term tax-deferred accumulation of assets to provide income for retirement or other purposes. Those considering the contract for other purposes should consult with their tax advisors. Participants in qualified plans should note that that this contract does not provide any additional tax deferral benefits beyond those provided by the qualified plan and should not consider the contract for its tax treatment, but for its investment and annuity benefits.

    The contract offers a combination of investment options, both variable and fixed. Investments in the variable options provide results which vary and depend upon the performance of the underlying fund, and the owner assumes the risk of gain or loss according to the performance of the underlying funds while investments in the GIA provide guaranteed interest earnings subject to certain conditions. There is no guarantee that at maturity date the contract value will equal or exceed payments made under the contract. You also select a benefit option which is suitable in meeting your financial objectives. Each benefit option differs in the amount of mortality and expense risk charge, in how the death benefit is calculated and in the amount of contract value you may withdraw without surrender charges each contract year. See "The Accumulation Period--Payment Upon Death Before the Maturity Date" for a complete description.


    For more information, see "Purchase of Contracts."

INVESTMENT FEATURES

FLEXIBLE PAYMENTS
[diamond] You may make payments anytime until the maturity date.

[diamond] You can vary the amount and frequency of your payments.

[diamond] Other than the Minimum Initial Payment, there are no required payments.

MINIMUM CONTRIBUTION
[diamond] Generally, the Minimum Initial Payment is $1,000.

ALLOCATION OF PREMIUMS AND CONTRACT VALUE

[diamond] Premium payments are invested in one or more of the subaccounts and the GIA.

[diamond] Prior to the Maturity Date, you may elect to transfer all or any part of the Contract Value among one or more subaccounts or the GIA, subject to the limitations established for the GIA and the restrictions related to disruptive trading and market timing. After the Maturity Date under variable annuity payment options, you may elect to transfer all or any part of the Contract Value among one or more subaccounts. For more information, refer to "GIA," "Internet, Interactive Voice Response and Telephone Transfers," and "Disruptive Trading and Market Timing."

[diamond] The Contract Value allocated to the subaccounts varies with the investment performance of the funds and is not guaranteed.

[diamond] The Contract Value allocated to the GIA will depend on deductions taken from the GIA and interest accumulated at rates we set. Subject to state insurance department approval, the Minimum Guaranteed Interest Rate will equal the statutory required minimum interest rate under applicable state insurance law where the contract is delivered (generally between 1% and 3%).

[diamond] Payments and transfers to the GIA are subject to the Maximum GIA
          Percentage. The maximum GIA percentage is the maximum amount of a premium payment or total Contract Value that can be allocated to the GIA. The maximum amount is expressed as a percentage and that percentage will never be less than 5%.


[diamond] The contract value allocated to the GIA will depend on deductions taken from the GIA and interest accumulation at rates set by us (minimum--3%).

WITHDRAWALS
[diamond] You may partially or fully surrender the contract anytime for its contract value less any applicable surrender charge and premium tax.


[diamond] Each year you may withdraw part of your contract value free of any surrender charges. During the first contract year, you may withdraw up to 10% of the contract value as of the date of the first partial withdrawal without surrender charges. After that, depending on the benefit option selected, any unused percentage of the free withdrawal amount from prior years may be carried forward to the current contract year (up to a maximum of 30% of your contract value as of the last contract anniversary). Please refer to "Deductions and Charges--Surrender Charges" for a complete description.

[diamond] Withdrawals may be subject to the 10% penalty tax. See "Federal Income
          Taxes--Penalty Tax on Certain Surrenders and Withdrawals."


[diamond] Prior to the maturity date, contract owners who have elected the Guaranteed Minimum Income Benefit Rider ("GMIB") may request partial withdrawals to be made either pro rata from all subaccounts and the GIA or from a specific investment option.


DEDUCTIONS AND CHARGES

FROM THE CONTRACT VALUE

[diamond] Annual Administrative Charge--currently, $35 each year. For more information, see "Deductions and Charges."

[diamond] Enhanced Option 1 Rider is an optional benefit that provides additional guaranteed benefits. The current (and maximum) charge is 0.05% on an annual basis. This charge is assessed against the initial payment at issue and then taken against the Contract Value at the beginning of each contract year on the contract anniversary. See "Optional Programs and Benefits."

[diamond] Surrender Charges--may occur when you surrender your contract or request a withdrawal if the assets have not been held under the contract for a specified period of time. No deductions are made from payments unless you elect the Enhanced Option 1 Rider.. The surrender charge is intended to recover the expense of distributing contracts that are terminated before distribution expenses have been recouped from revenue generated by these contracts. No surrender charges are taken upon the death of the Annuitant or owner before the Maturity Date. A declining surrender charge is assessed on withdrawals in excess of the free withdrawal amount, based on the date the premium payments are deposited:


==================================================================================
Percent                7%      7%      6%      6%      5%      4%      3%      0%
----------------------------------------------------------------------------------
Age of Payment
in Complete Years      0       1       2       3       4       5       6       7+
==================================================================================


[diamond] Taxes--taken from the Contract Value upon premium payments or commencement of annuity payments.


          o Phoenix will reimburse itself for such taxes on the date of a partial withdrawal, surrender of the contract, maturity date or payment of death proceeds. See "Tax" and Appendix B.


[diamond] Transfer Charge--currently, there is no transfer charge; however, we reserve the right to charge up to $20 per transfer after the first 12 transfers each contract year. For more information, see "Deductions and Charges."


FROM THE SEPARATE ACCOUNT

[diamond] Daily administrative fee--currently 0.125% annually. For more information, see "Deductions and Charges."

[diamond] Mortality and expense risk fee-varies based on the benefit option selected. For more information, see "Deductions and Charges."

OTHER CHARGES OR DEDUCTIONS

    In addition, certain charges are deducted from the assets of the funds for investment management services. See the prospectuses for the funds for more information.

DEATH BENEFIT

    The death benefit is calculated differently under each benefit option and the amount varies based on the Option selected.

DEATH BENEFIT OPTIONS

The contract offers two death benefit options. At purchase, you select the benefit option that best meets your financial needs. Each benefit option varies in the method of death benefit calculation, the amount of mortality and expense risk charge, and the amount of money you can withdraw from your contract each year free of surrender charges (free withdrawal amount). Please refer to the Death Benefit Options Table on the next page.

    For more information, see "The Accumulation Period--Payment Upon Death Before Maturity Date."

ADDITIONAL INFORMATION

FREE LOOK PERIOD

    You have the right to review the contract. If you are not satisfied, you may return it within 10 days after you receive it and cancel the contract. You will receive in cash the adjusted value of the initial payment, however, if applicable state law requires, we will return the full amount of the initial payment.

    For more information, see "Free Look Period."

LAPSE

    If on any valuation date the total contract value equals zero or the premium tax reimbursement due on a surrender or partial withdrawal is greater than or equal to the contract value, the contract will immediately terminate and lapse without value.

DEATH BENEFIT OPTIONS TABLE

                          DEATH BENEFIT OPTION 1         OPTIONAL BENEFITS                 DEATH BENEFIT OPTION 2
----------------------------------------------------------------------------------------------------------------------
                          RETURN OF                      ENHANCED DEATH BENEFIT            ANNUAL
COMPONENT                 PREMIUM                        OPTION 1 RIDER                    STEP-UP
----------------------------------------------------------------------------------------------------------------------
Mortality & Expense
Risk Fee(1)               .775%                          N/A                               1.125%
----------------------------------------------------------------------------------------------------------------------
Rider Charge              N/A                            .05%                              N/A
----------------------------------------------------------------------------------------------------------------------
Free Withdrawal           CONTRACT YEAR 1:               CONTRACT YEAR 1:                  CONTRACT YEAR 1:
Amount                    10% of the contract value      10% of the contract value         10% of the contract value
                          as of date of withdrawal       as of date of withdrawal          as of date of withdrawal

                          CONTRACT YEARS 2 AND           CONTRACT YEARS 2 AND              CONTRACT YEARS 2 AND
                          GREATER:                       GREATER:                          GREATER:
                          10% of the last contract       10% of the last contract          10% of the last contract
                          anniversary value              anniversary value plus any        anniversary value plus any
                                                         unused percentage from            unused percentage from
                                                         prior years may be carried        prior years may be carried
                                                         forward to the then current       forward to the then current
                                                         contract year, up to a            contract year, up to a
                                                         maximum of 30% of your            maximum of 30% of your
                                                         contract value as of the          contract value as of the
                                                         last contract anniversary         last contract anniversary
----------------------------------------------------------------------------------------------------------------------
Death Benefit(2) on       THE GREATER OF:                THE GREATEST OF:                  THE GREATEST OF:
the date of death of      1. the sum of 100% of          1. the sum of 100% of             1. the sum of 100% of
the annuitant who has        premium payments               premium payments less             premium payments less
not yet attained             less adjusted partial          adjusted partial                  adjusted partial
age 80                       withdrawals on the             withdrawals on the                withdrawals on the
                             claim date; or                 claim date; or                    claim date; or
                          2. the contract value on       2. the contract value on          2. the contract value on
                             the claim date                  the claim date; or               the claim date; or
                                                         3. the 7 year Step-up             3. the 7 year Step-up
                                                            Amount on the claim               Amount on the claim
                                                            date                              date
----------------------------------------------------------------------------------------------------------------------
Death Benefit(2) on       THE GREATER OF:                THE GREATER OF:                   THE GREATER OF:
the date of death of      1. the sum of 100% of          1. the death benefit in           1. the death benefit in
the annuitant who has        premium payments               effect at the end of              effect at the end of
not yet attained             less adjusted partial          the last 7-year period            the last 7-year period
age 80                       withdrawals on the             prior to the annuitant            prior to the annuitant
                             claim date; or                 turning age 80, plus the          turning age 80, plus the
                          2. the contract value on          sum of 100% of premium            sum of 100% of premium
                             the claim date                 payments less adjusted            payments less adjusted
                                                            partial withdrawals made          partial withdrawals made
                                                            since the contract year           since the contract year
                                                            that the annuitant                that the annuitant
                                                            reached Age 80; or                reached Age 80; or
                                                         2. the contract value on          2. the contract value on
                                                            the claim date                    the claim date
----------------------------------------------------------------------------------------------------------------------

(1) See the "Summary of Expenses" and "Deductions and Charges--Mortality and Expense Risk Charge" for complete details.

(2) See "The Accumulation Period--Payment Upon Death Before Maturity Date" for complete details.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

    Financial highlights give the historical value for a single unit of each of the available subaccounts and the number of units outstanding at the end of each of the past ten years, or since the subaccount began operations, if less.
These tables are highlights only.

    More information, including The Separate Account and Company Financial Statements, is in the SAI and in the annual report. You may obtain a copy of the SAI by calling at Annuity Operations Division us at 800/541-0171.

    There are different financial highlight tables in this prospectus. Please be sure you refer to the appropriate table for your contract. Please see Appendix C.


FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    The financial statements of Phoenix Life Variable Accumulation Account as of December 31, 2005, and the results of its operations and the changes in its net assets for each of the periods indicated and the consolidated financial statements of Phoenix Life Insurance Company as of December 31, 2005 and 2004, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2005 are contained in the Statement of Additional Information (SAI), which you can get free of charge by calling the toll free number given on page one. The consolidated financial statements of Phoenix Life Insurance Company included herein should be considered only as bearing upon the ability of Phoenix Life Insurance Company to meet its obligations under the policies. You should not consider them as bearing on the investment performance of the assets held in the Separate Account or on Guaranteed Interest Account rates that we credit during a guarantee period.


PERFORMANCE HISTORY
--------------------------------------------------------------------------------

    We may include the performance history of the subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Historical returns are usually calculated for one year, five years and ten years. If the subaccount has not been in existence for at least one year, returns are calculated from inception of the subaccount. Standardized average annual total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable contract charges except for taxes (which may vary by state). See the SAI for more information.

THE VARIABLE ACCUMULATION ANNUITY
--------------------------------------------------------------------------------


    The individual deferred variable accumulation annuity contract issued by Phoenix is significantly different from a fixed annuity contract in that, unless the GIA is selected, it is the owner and annuitant under a contract who bear the risk of investment gain or loss rather than Phoenix. To the extent that payments are not allocated to the GIA, the amounts that will be available for annuity payments under a contract will depend on the investment performance of the amounts allocated to the subaccounts. Upon the maturity of a contract, the amounts held under a contract will continue to be invested in the Separate Account and monthly annuity payments will vary in accordance with the investment experience of the investment options selected. However, a fixed annuity may be elected, in which case the amounts held under a contract will be transferred to the General Account of Phoenix and Phoenix will guarantee specified monthly annuity payments.


    You select the investment objective of each contract on a continuing basis by directing the allocation of payments and the reallocation of the contract value among the subaccounts and the GIA.

PHOENIX AND THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

    On June 25, 2001, Phoenix Home Life Mutual Insurance Company (a New York mutual life insurance company, incorporated May 1, 1851, originally chartered in Connecticut in 1851 and redomiciled to New York in 1992) converted to a stock life insurance company by "demutualizing" pursuant to a plan of reorganization approved by the New York Superintendent of Insurance and changed its name to Phoenix. As part of the demutualization, Phoenix became a wholly-owned subsidiary of The Phoenix Companies, Inc., a newly-formed, publicly-traded Delaware corporation.


    Our executive and administrative office is at One American Row, Hartford, Connecticut, 06103-2899. Our New York principal office is at 31 Tech Valley Drive, East Greenbush, New York12061. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers.


    On July 1, 1992, the Separate Account's domicile was transferred to New York. Under New York law and the contracts, all income, gains or losses, whether or not realized, of the Separate Account must be credited to or charged against the amounts placed in the Separate Account without regard to the other income, gains and losses from any other business or activity of Phoenix. The assets of the Separate Account may not be used to pay liabilities arising out of any other business that we may conduct. The Separate Account has several subaccounts that invest in underlying mutual funds. Obligations under the contracts are obligations of Phoenix Life Insurance Company.

    Contributions to the GIA are not invested in the Separate Account; rather, they become part of the general account of Phoenix (the "General Account"). The General Account supports all insurance and annuity obligations of Phoenix and is made up of all of its general assets other than those allocated to any separate account such as the Separate Account. For more complete information concerning the GIA, see "GIA".

INVESTMENTS OF THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

PARTICIPATING INVESTMENT FUNDS

[diamond] AIM Variable Insurance Funds
[diamond] The Alger American Fund

[diamond] DWS Scudder Investments VIT Funds

[diamond] Federated Insurance Series
[diamond] Fidelity(R) Variable Insurance Products
[diamond] Franklin Templeton Variable Insurance Products Trust
[diamond] Lazard Retirement Series
[diamond] Lord Abbett Series Fund, Inc.

[diamond] Neuberger Berman Management Trust
[diamond] Oppenheimer Variable Account Fund
[diamond] The Phoenix Edge Series Fund
[diamond] PIMCO Variable Insurance Trust
[diamond] The Rydex Variable Trust

[diamond] The Universal Institutional Funds, Inc.
[diamond] Wanger Advisors Trust

    For additional information concerning the available investment options, please see Appendix A.

    Each investment option is subject to market fluctuations and the risks that come with the ownership of any security, and there can be no assurance that any series will achieve its stated investment objective.

    For additional information concerning the funds, please see the appropriate fund prospectuses, which should be read carefully before investing. Copies of the fund prospectuses may be obtained by writing our Annuity Operations Division or calling us at the address or telephone number provided on the front page of this prospectus.

    The shares of the funds are not directly offered to the public. Shares of the funds are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix, PHL Variable Insurance Company ("PHL Variable"), and Phoenix Life and Annuity Company ("PLAC"). Shares of the funds may be offered to separate accounts of other insurance companies.


    The company and its affiliates may have arrangements with the funds' investment advisor, subadvisor, distributor, and/or affiliated companies under which the company or its affiliates receive payments in connection with the provision of administrative, marketing or other support services to the funds. Proceeds of these payments may be used for any corporate purposes, including payment of expenses that the company and its affiliates incur in promoting, issuing, distributing and administering the contracts The Company may profit from these fees.

    In general, the payments are based on a percentage of the average assets of each fund allocated to the subaccount under the contract, or other contracts that may be offered by the company. The amount of the payment is negotiated by the company and the fund, and varies with each fund. Aggregate fees relating to the different funds may be as much as 0.40% of the average net assets of a fund attributable to the relevant contracts. A portion of these fees may come from rule 12b-1 fees that are paid by the fund out of its assets as part of total fund expenses.


    The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. Currently, we do not foresee any such differences or disadvantages at this time. However, we intend to monitor for any material conflicts and will determine what action, if any should be taken in response to such conflicts. If such a conflict were to occur, one or more separate accounts might be required to withdraw its investments in the fund or shares of another fund may be substituted.

INVESTMENT ADVISORS AND SUBADVISORS

    For a complete list of advisors and subadvisors, please see Appendix A.

SERVICES OF THE ADVISORS

    The advisors and subadvisors continually furnish an investment program for each series and manage the investment and reinvestment of the assets of each series subject at all times to the authority and supervision of the trustees. A detailed discussion of the investment advisors and subadvisors, and the investment advisory and subadvisory agreements, is contained in the fund prospectuses.

GIA
--------------------------------------------------------------------------------


    In addition to the Account, you may allocate premiums or transfer values to the GIA. Amounts you allocate or transfer to the GIA become part of our general account assets. You do not share in the investment experience of those assets. Rather, we guarantee a minimum rate of return on the allocated amount, as provided under the terms of your product. Although we are not obligated to credit interest at a higher rate than the minimum, we may credit interest at a higher rate than the minimum for new and existing deposits.


    We reserve the right to limit total deposits to the GIA, including transfers, to no more than $250,000 during any one-week period per policy.


    Prior to the Maturity Date, you may make transfers into or out of the GIA subject to the GIA restrictions described in this section. In general, you may make only one transfer per year out of the GIA. The amount that can be transferred out is limited to the greater of $1,000 or 25% of the contract value in the GIA as of the date of the transfer. Also, the total contract value allocated to the GIA may be transferred out to one or more of the subaccounts over a consecutive 4-year period according to the following schedule:


[diamond] Year One:    25% of the total value
[diamond] Year Two:    33% of remaining value
[diamond] Year Three:  50% of remaining value
[diamond] Year Four:  100% of remaining value

    Transfers from the GIA may also be subject to other rules as described throughout this prospectus. The GIA is available only during the accumulation phase of your contract.


    Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the 1940 Act, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the SEC has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.


GIA RESTRICTIONS

    Contracts are subject to a Maximum GIA Percentage contained in the contract that restricts investments in the GIA. The Maximum GIA Percentage will never be less than 5%. No more than the Maximum GIA Percentage of each premium payment may be allocated to the GIA. We will not permit transfers into the GIA during the first year, nor allow any transfers during subsequent years that would result in GIA investments exceeding the Maximum GIA Percentage of Contract Value. These restrictions as well as the availability of the GIA are subject to state insurance department approval.


PURCHASE OF CONTRACTS
--------------------------------------------------------------------------------

    Generally, we require minimum initial payments of:

[diamond] Non-qualified plans--$1,000
[diamond] Individual Retirement Annuity--$1,000
[diamond] Bank draft program--$25

          o You may authorize your bank to draw $25 or more from your personal checking account monthly to purchase units in any available subaccount, or for deposit in the GIA. The amount you designate will be automatically invested on the date the bank draws on your account. If Check-o-matic is elected, the minimum initial payment is $25. This payment must accompany the application (if any). Each subsequent payment under a contract must be at least $25.

[diamond] Qualified plans--$1,000 annually

          o If contracts are purchased in connection with tax-qualified or employer-sponsored plans, a minimum annual payment of $1,000 is required.


    The initial payment is due and payable before the contract becomes effective.

    The minimum age of the proposed owner to purchase a Contract is the age of majority in the state where the Contract is being purchased, or a guardian must act on your behalf. Generally, a contract may not be purchased for a proposed annuitant who is 81 years of age or older. Total payments in excess of $1,000,000 cannot be made without our permission. While the annuitant is living and the contract is in force, payments may be made anytime before the maturity date of a contract.

    Your initial payments will be applied within two days of our receipt if the application for a contract is complete. If an incomplete application is completed within five business days of receipt by our Annuity Operations Division, your payment will be applied within two days of the completion of the application. If our Annuity Operations Division does not accept the application within five business days or if an order form is not completed within five business days of receipt by our Annuity Operations Division, then your payment will be immediately returned. You may request us to hold your premium payment after the five day period while the application is completed and within two days after completion we will apply your premium payment. Please note that prior to the completion of your application or order form, we will hold the premium in a suspense account, which is a noninterest bearing account. Additional payments allocated to the GIA are deposited on the date of receipt of payment at our Annuity Operations Division. Additional payments allocated to subaccounts are used to purchase accumulation units of the subaccount(s), at the value of such Units next determined after the receipt of the payment at our Annuity Operations Division.

    Your ability to elect one of the Optional Benefits may be restricted by certain minimum and maximum issue age requirements, ownership and beneficiary limitations, and is subject to state availability and regulation. More details are included in the form of a rider to your Contract if any of these benefits are chosen. For more information on specific Optional Benefit requirements, see "Optional Programs and Benefits."


    Payments received under the contracts will be allocated in any combination to any subaccount or the GIA, in the proportion specified in the application for the contract or as otherwise indicated by you from time to time. Initial payments may, under certain circumstances, be allocated to the Phoenix-Goodwin Money Market subaccount. See "Free Look Period." Changes in the allocation of payments will be effective as of receipt by our Annuity Operations Division of notice of election in a form satisfactory to us (either in writing or by telephone) and will apply to any payments accompanying such notice or made subsequent to the receipt of the notice, unless otherwise requested by you.

    In certain circumstances we may reduce the initial or subsequent premium payment amount we accept for a contract. Factors in determining qualifications for any such reduction include:


    (1) the make-up and size of the prospective group;

    (2) the method and frequency of premium payments; and

    (3) the amount of compensation to be paid to Registered Representatives on each premium payment.


    Any reduction will not unfairly discriminate against any person. We will make any such reduction according to our own rules in effect at the time the premium payment is received. We reserve the right to change these rules from time to time.

DEDUCTIONS AND CHARGES
--------------------------------------------------------------------------------

ANNUAL ADMINISTRATIVE CHARGE

    We deduct an administrative charge from the contract value. This charge is used to reimburse us for some of the administrative expenses we incur in establishing and maintaining the contracts.

    The maximum administrative maintenance charge under a contract is $35. This charge is deducted annually on the contract anniversary date. It is deducted on a pro rata basis from the subaccounts and the GIA in which you have an interest. Any portion of the Administrative Charge from the GIA cannot exceed $30. If you fully surrender your contract, the full administrative fee, if applicable, will be deducted at the time of withdrawal. The administrative charge will not be deducted (either annually or upon withdrawal) if your contract value is $50,000 or more on the day the administrative charge is due. This charge may be decreased but will never increase. If you elect Annuity Payment Options I, J, K, M or N, the annual administrative charge after the maturity date will be deducted from each annuity payment in equal amounts.

DAILY ADMINISTRATIVE FEE

    We make a daily deduction from the Account value to cover the costs of administration. This fee is based on an annual rate of 0.125% and is taken against the net assets of the subaccounts. It compensates the Company for administrative expenses that exceed revenues from the administrative charge described above. (This fee is not deducted from the GIA.)


ENHANCED OPTION 1 RIDER

    If the Enhanced Option 1 Rider is part of your contract, we will deduct a fee equal to 0.050% of the initial premium payment at the time you elect this rider. Thereafter, we will deduct a fee equal to 0.050% of the Contract Value at the beginning of each Contract Year. The fee will be deducted from the Contract Value with each subaccount and GIA bearing a pro-rata share of such fee based on the proportionate Contract Value of each subaccount and GIA. If you surrender your Contract on a contract anniversary, no fee will be deducted. The maximum and current fee is equal to 0.050%.

GUARANTEED MINIMUM INCOME BENEFIT RIDER FEE

    For contracts issued before September 8, 2003, the fee for this rider is equal to 0.40% multiplied by the guaranteed annuitization value on the date the rider fee is deducted. For contracts issued on or after September 8, 2003, and subject to state insurance department approval, the fee for this rider is equal to 0.60% multiplied by the guaranteed annuitization value on the date the rider fee is deducted.

    The fee is deducted on each contract anniversary that this rider is in effect. If this rider terminates on the contract anniversary, the entire fee will be deducted. If this rider terminates on any other day, a prorated portion of the fee will be deducted. The rider fee will be deducted from the total Contract Value with each subaccount and GIA, if available, bearing a pro rata share of such fee based on the proportionate Contract Value of each subaccount and GIA.. We will waive the rider fee if the Contract Value on any contract anniversary is greater than twice the guaranteed annuitization value.

    The maximum fee percentage is 1.000% multiplied by the greater of the guaranteed annuitization value or the Contract Value on the date the fee is deducted. The fee percentage is locked in at the time you elect this benefit.


MORTALITY AND EXPENSE RISK FEE

    We make a daily deduction from each subaccount for the mortality and expense risk charge. The charge is assessed against the daily net assets of the subaccounts and varies based on the benefit option you selected. The charge under each benefit option is equal, on an annual basis to the following percentages:

---------------------------------------------------------------------
DEATH BENEFIT OPTION 1 -                     DEATH BENEFIT OPTION 2 -
  RETURN OF PREMIUM                              ANNUAL STEP-UP
---------------------------------------------------------------------
       0.775%                                        1.125%

    Although you bear the investment risk of the series in which you invest, once you begin receiving annuity payments that carry life contingencies the annuity payments are guaranteed by us to continue for as long as the annuitant lives. We assume the risk that annuitants as a class may live longer than expected (requiring a greater number of annuity payments) and that our actual expenses may be higher than the expense charges provided for in the contract.

    In assuming the mortality risk, we promise to make these lifetime annuity payments to the owner or other payee for as long as the annuitant lives according to the annuity tables and other provisions of the contract.

    No mortality and expense risk charge is deducted from the GIA. If the charges prove insufficient to cover actual administrative costs, then the loss will be borne by us; conversely, if the amount deducted proves more than sufficient, the excess will be a profit to us.

    We have concluded that there is a reasonable likelihood that the distribution financing arrangement being used in connection with the contract will benefit the Account and the contract owners.

SURRENDER CHARGES


    A surrender charge may apply to withdrawals or a full surrender of the contract prior to the Maturity Date or after the Maturity Date under Variable Annuity Payment Options K or L.. The amount (if any) of a surrender charge depends on whether your premium payments are held under the contract for a certain period of time. The surrender charge is designed to recover the expense of distributing contracts that are terminated before distribution expenses have been recouped from revenue generated by these contracts. These are contingent charges because they are paid only if you surrender your contract. They are deferred charges because they are not deducted from premiums. The surrender charge schedule is shown in the chart below. No surrender charge will be taken from death proceeds. Surrender charges will also be waived when you begin taking annuity payments provided your contract has been in effect for five years. No surrender charge will be taken after the Annuity Period has begun except with respect to unscheduled withdrawals under annuity option K or L below. See "Annuity

Payment Options." Any surrender charge is imposed on a first-in, first-out basis.

    Each year you may withdraw part of your contract value free of any surrender charges. During the first contract year, you may withdraw up to 10% of the contract value as of the date of the first partial withdrawal without surrender charges. After that, depending on the benefit option selected or any optional benefits you may elect, any unused percentage of the free withdrawal amount from prior years may be carried forward to the current contract year (up to a maximum of 30% of your contract value as of the last contract anniversary).

    The amount of free withdrawal available depends on the benefit option you select as follows:


    Amounts deducted to pay the surrender charges on partial withdrawals are subject to a surrender charge. A surrender charge will be deducted from the affected subaccounts and GIA on a pro rata basis. If you request a net withdrawal of a specified amount, we will deduct the surrender charges from the remaining Contract Value. This will result in an additional surrender charge when a net withdrawal is requested. If you request a gross withdrawal of a specified amount, we will deduct the surrender charges from the amount requested. Any distribution costs not paid for by surrender charges will be paid by Phoenix from the assets of the General Account.


[diamond] DEATH BENEFIT OPTION 1

    CONTRACT YEAR 1:
    10% of the contract value as of the date of withdrawal.

    CONTRACT YEARS 2 AND GREATER:
    10% of the last contract anniversary value.

[diamond] ENHANCED DEATH BENEFIT OPTION 1 RIDER

          CONTRACT YEAR 1:
          10% of the contract value as of the date of withdrawal.

          CONTRACT YEARS 2 AND GREATER:
          10% of the last contract anniversary value PLUS any unused percentage from prior years may be carried forward to the then current contract year, up to a maximum of 30% of your contract value as of the last contract anniversary.

          This rider is available at an annual cost of .05%.

          This charge is assessed against the initial payment at issue and subsequently is taken against the contract value at the beginning of each contract year on the contract anniversary.

[diamond] DEATH BENEFIT OPTION 2

          CONTRACT YEAR 1:
          10% of the contract value as of the date of withdrawal.

          CONTRACT YEARS 2 AND GREATER:
          10% of the last contract anniversary value PLUS any unused percentage from prior years may be carried forward to the then current contract year, up to a maximum of 30% of your contract value as of the last contract anniversary.

    The deduction for surrender charges, expressed as a percentage of the amount withdrawn in excess of the 10% allowable amount, up to the maximum of total premium, is as follows:

=====================================================================================================
Percent                     7%        7%        6%        6%        5%        4%        3%        0%
-----------------------------------------------------------------------------------------------------
Age of Payment
in Complete Years           0         1         2         3         4         5         6         7+
=====================================================================================================

    If the annuitant or owner dies before the maturity date of the contract, the surrender charge described in the table above will not apply.

    The total deferred surrender charges on a contract will never exceed 9% of total payments, and the applicable level of surrender charge cannot be changed with respect to outstanding contracts. Surrender charges imposed in connection with partial surrenders will be deducted from the subaccounts and the GIA on a pro rata basis. Any distribution costs not paid for by surrender charges will be paid by Phoenix from the assets of the General Account.

TAX
    Tax is considered to be any tax charged by a state or municipality on premium payments, whether or not characterized as purchase premium tax (or premium tax). It is also other state or local taxes imposed or any other governmental fees which may be required based on the laws of the state or municipality of delivery, the owner's state or municipality of residence on the contract date. Taxes on premium payments currently range from 0% to 3.5% (the amount of state premium payment tax, if any, will vary from state to state), depending on the state. We will pay any premium payment tax, any other state or local taxes imposed or other governmental fee due and will only reimburse ourselves upon the remittance to the applicable state. For a list of states and taxes, see "Appendix B."

    We reserve the right, when calculating unit values, to deduct a credit or fee with respect to any taxes we have paid for or reserved during the valuation period that we determine to be attributable to the operation of a fund. No federal income taxes are applicable under present law and we are not presently making any such deduction.

TRANSFER CHARGE
    Currently, there is no charge for transfers; however, we reserve the right to charge a transfer fee of up to $20 per transfer after the first 12 transfers in each contract year to defray administrative costs.

REDUCED FEES, CREDITS AND EXCESS INTEREST

    We may reduce or eliminate the mortality and expense risk fee or the withdrawal charge or credit excess interest when sales of the contracts are made to certain individuals or groups of individuals that result in savings of sales expenses. We will consider the following characteristics:


(1) the size and type of the group of individuals to whom the contract is offered;

(2) the amount of anticipated premium payments;

(3) whether there is a preexisting relationship with the Company such as being an employee of the Company or its affiliates and their spouses; or to employees or agents who retire from the Company or its affiliates or Phoenix Equity Planning Corporation ("PEPCO"), or its affiliates or to registered representatives of the principal underwriter and registered representatives of broker-dealers with whom PEPCO has selling agreements; and

(4) internal transfers from other contracts issued by the Company or an affiliate, or making transfers of amounts held under qualified plans sponsored by the Company or an affiliate.


    Any reduction or elimination of mortality and expense risk fee or the withdrawal charge or credit of excess interest will not be unfairly discriminate against any person. We will make any reduction according to our own rules in effect at the time the contract is issued. We reserve the right to change these rules from time to time.


OTHER CHARGES

    As compensation for investment management services, the Advisers are entitled to a fee, payable monthly and based on an annual percentage of the average daily net asset values of each series. These fund charges and other fund expenses are described more fully in the fund prospectuses.

THE ACCUMULATION PERIOD

    The accumulation period is that time before annuity payments begin during which your payments into the contract remain invested.

ACCUMULATION UNITS


    An Accumulation Unit is used to calculate the value of a contract. Each subaccount has a corresponding Accumulation Unit Value. The number of accumulation units of a subaccount purchased with a specific payment will be determined by dividing the payment by the value of an accumulation unit in that subaccount next determined after receipt of the payment. The value of the accumulation units of a subaccount will vary depending upon the investment performance of the applicable series of the funds, the expenses charged against the fund and the charges and deductions made against the subaccount.


ACCUMULATION UNIT VALUES

    On any date before the maturity date of the contract, the total value of the accumulation units in a subaccount can be computed by multiplying the number of such units by the value of an accumulation unit on that date. The value of an accumulation unit on a day other than a valuation date is the value of the accumulation unit on the next valuation date. The number of accumulation units credited to you in each subaccount and their current value will be reported to you at least annually.

INTERNET, INTERACTIVE VOICE RESPONSE AND TELEPHONE TRANSFERS

    You may transfer your contract value among the available investment options and make changes to your premium payment allocations by Internet, Interactive Voice Response or telephone.

    PHL Variable and Phoenix Equity Planning Corporation ("PEPCO"), our national distributor, will use reasonable procedures to confirm that transfer instructions are genuine. We require verification of account information and will record telephone instructions on tape. You will receive written confirmation of all transfers. PHL Variable and PEPCO may be liable for following unauthorized instructions if we fail to follow our established security procedures. However, you will bear the risk of a loss resulting from instructions entered by an unauthorized third party that PHL Variable and PEPCO reasonably believe to be genuine.

    We may modify or terminate your transfer and allocation privileges at any time. You may find it difficult to exercise these privileges during times of extreme market volatility. In such a case, you should submit your request in writing.

    We will not accept batches of transfer instructions from registered representatives acting under powers of attorney for multiple policy owners, unless the registered representative's broker-dealer firm and PHL Variable have entered into a third-party transfer service agreement. If we reject a transfer request for any of these reasons, we will notify you of our decision in writing.

    Prior to the maturity date of your contract, you may elect to transfer all or any part of the contract value among one or more subaccounts and the GIA subject to the limitations established for the GIA. A transfer from a subaccount will result in the redemption of accumulation units and, if another subaccount is selected, in the purchase of accumulation units. The exchange will be based on the values of the accumulation units next determined after the receipt by our Annuity Operations Division of notice of election in a form satisfactory to us. A transfer among subaccounts and the GIA does not automatically change the payment allocation schedule of your contract.

    You may request transfers and changes in payment allocations among available subaccounts and the GIA by calling us at 800/541-0171 between the hours of 8:30 a.m. and 4:00 p.m. Eastern Time on any valuation date. You may permit your registered representative to submit transfer requests on your behalf. We will employ reasonable procedures to confirm that transfer instructions are genuine. We will require verification of account information and will record telephone instructions on tape. All transfer and allocation changes will be confirmed in writing to you. To the extent that procedures reasonably designed to prevent unauthorized transfers are not followed, we may be liable for following transfer instructions for transfers that prove to be fraudulent. However, you will bear the risk of loss resulting from instructions entered by an unauthorized third party we reasonably believe to be genuine. These transfer exchange and allocation change privileges may be modified or terminated at any time on a case by case basis. In particular, during times of extreme market volatility, transfer privileges may be difficult to exercise. In such cases you should submit written instructions.

    Unless we otherwise agree or unless the Dollar Cost Averaging Program has been elected, you may make only one transfer per contract year from the GIA. Nonsystematic transfers from the GIA will be made on the date of receipt by our Annuity Operations Division except as you may otherwise request. For nonsystematic transfers, the amount that may be transferred from the GIA at any one time cannot exceed the greater of $1,000 or 25% of the contract value in the GIA at the time of transfer.

    No surrender charge will be assessed when a transfer is made. The date a premium payment was originally credited for the purpose of calculating the surrender charge will remain the same. Currently, there is no charge for transfers; however, we reserve the right to charge a transfer fee of up to $20 per transfer after the first 12 transfers in each contract year to defray administrative costs. Currently, 12 transfers are permitted from the subaccounts and one transfer from the GIA; however, we reserve the right to change our policy to limit the number of transfers made during each contract year if we determine in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other contract owners. For more information, see "Disruptive Trading and Market Timing". There are additional restrictions on transfers from the GIA as described above and in the section titled, "GIA."

    For contracts issued on or after March 31, 2003, transfers to the GIA are not permitted during the first contract year. After the first contract year, a transfer into the GIA will not be permitted if such transfer would cause the percentage of the contract value in the GIA to exceed the Maximum GIA Percentage shown on the schedule page.

DISRUPTIVE TRADING AND MARKET TIMING

    Your ability to make transfers among subaccounts under the Contract is subject to modification if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other Contract owners.

    Frequent purchases, redemptions and transfers, programmed transfers, transfers into and then out of a subaccount in a short period of time, and transfers of large amounts at one time ("Disruptive Trading") can have harmful effects for other Contract owners. These risks and harmful effects include:

[diamond] dilution of the interests of long-term investors in a subaccount, if market timers or others transfer into the subaccount at prices that are below the true value or transfer out of the subaccount at prices that are higher than the true value;

[diamond] an adverse affect on portfolio management, as determined by portfolio management in its sole discretion, such as causing the underlying fund to maintain a higher level of cash than would otherwise be the case, or causing the underlying fund to liquidate investments prematurely; and

[diamond] increased brokerage and administrative expenses.

    To protect our Contract owners and the underlying funds from Disruptive Trading, we have adopted certain market timing policies and procedures.

    Under our current Disruptive Trading policy, we could modify your transfer privileges for some or all of the subaccounts. Modifications include, but are not limited to, not accepting a transfer request from you or from any person, asset allocation service, and/or market timing service made on your behalf. We may also limit the amount that may be transferred into or out of any subaccount at any one time. Unless prohibited by the terms of the contract, we may (but are not obligated to):

[diamond] limit the dollar amount and frequency of transfers (e.g., prohibit more than one transfer a week, or more than two a month, etc.),

[diamond] restrict the method of making a transfer (e.g., require that all transfers into a particular subaccount be sent to our Service Center by first class U.S. mail and rescind telephone, Internet or fax transfer privileges),

[diamond] require a holding period for some subaccounts (e.g., prohibit transfers into a particular subaccount within a specified period of time after a transfer out of that subaccount),

[diamond] impose redemption fees on short-term trading (or implement and administer redemption fees imposed by one or more of the underlying funds), or

[diamond] impose other limitations or restrictions.

    Currently we attempt to detect Disruptive Trading by monitoring both the dollar amount of individual transfers and the frequency for a given contract owner's transfers. With respect to both dollar amount and frequency, we may consider an individual transfer alone or when combined with transfers from other contracts owned by or under the control or influence of the same individual or entity. We currently review transfer activity on a regular basis. We also consider any concerns brought to our attention by the managers of the underlying funds. We may change our monitoring procedures at any time without notice.

    Because we reserve discretion in applying these policies, they may not be applied uniformly. However, we will to the best of our ability apply these policies uniformly. Consequently, there is a risk that some contract owners could engage in market timing while others will bear the effects of their market timing.

    Currently we attempt to detect Disruptive Trading by monitoring activity for all contracts. If a transfer request exceeds the transfer parameters, we may send the owner a warning letter. If at any time thereafter the owner's transfer activity exceeds the transfer parameters, we will revoke the contract owner's right to make Internet and Interactive Voice Response (IVR) transfers. We will notify contract owners in writing (by mail to their address of record on file with us) if we limit their trading.

    We have adopted these policies and procedures as a preventative measure to protect all contract owners from the potential effects of Disruptive Trading, while also abiding by any rights that contract owners may have to make transfers and providing reasonable and convenient methods of making transfers that do not have the potential to harm other contract owners.

    We currently do not make any exceptions to the policies and procedures discussed above to detect and deter Disruptive Trading. We may reinstate Internet, IVR, telephone and fax transfer privileges after they are revoked, but we will not reinstate these privileges if we have reason to believe that they might be used thereafter for Disruptive Trading.

    We cannot guarantee that our monitoring will be 100% successful in detecting all transfer activity that exceeds the parameters discussed above (and we do not guarantee that these are appropriate transfer parameters to prevent Disruptive Trading). Moreover, we cannot guarantee that revoking or limiting a contract owner's Internet, IVR, telephone and fax transfer privileges will successfully deter all Disruptive Trading. In addition, some of the underlying funds are available to insurance companies other than Phoenix and we do not know whether those other insurance companies have adopted any policies and procedures to detect and deter Disruptive Trading, or if so what those policies and procedures might be. Because we may not be able to detect or deter all Disruptive Trading and because some of these funds are available through other insurance companies, some contract owners may be treated differently than others, resulting in the risk that some contract owners could engage in market timing while others will bear the effects of their market timing.

    We may, without prior notice, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement. In addition, orders for the purchase of underlying fund shares are subject to acceptance by the relevant fund. We reserve the right to reject, without prior notice, any transfer request into any subaccount if the purchase of shares in the corresponding underlying fund is not accepted for any reason.

    We do not include transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Rebalancing or other similar programs when applying our market timing policy.


OPTIONAL PROGRAMS AND BENEFITS

    If you should elect any of the programs listed below, transfers made under these programs will not reduce the 12 transfers per year limit under this Contract.


ASSET REBALANCING PROGRAM

    Under the Asset Rebalancing Program, we transfer funds among the subaccounts to maintain the percentage allocation you have selected among these subaccounts. At your election, we will make these transfers on a monthly, quarterly, semiannual or annual basis.

    Asset Rebalancing does not permit transfers to or from the GIA. There is no charge associated with participation in this program.

    The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market.

DOLLAR COST AVERAGING PROGRAM

    You also may elect to transfer funds automatically among the subaccounts or the GIA on a monthly, quarterly, semiannual or annual basis under the Dollar Cost Averaging Program. Generally, the minimum initial and subsequent transfer amounts are $25 monthly, $75 quarterly, $150 semiannually or $300 annually. You must have an initial value of $2,000 in the GIA or in the subaccount from which funds will be transferred (sending subaccount), and if the value in that subaccount or the GIA drops below the amount to be transferred, the entire remaining balance will be transferred and no more systematic transfers will be processed. Also, payments of $1,000,000 or more require our approval before we will accept them for processing. Funds may be transferred from only one sending subaccount or from the GIA but may be allocated to multiple receiving subaccounts. Under the Dollar Cost Averaging Program, you may transfer approximately equal amounts from the GIA over a period of 6 months or longer. Transfers under the Dollar Cost Averaging Program are not subject to the general restrictions on transfers from the GIA.

    Upon completion of the Dollar Cost Averaging Program, you must notify us at 800/541-0171 or in writing to our Annuity Operations Division to start another Dollar Cost Averaging Program.

    All transfers under the Dollar Cost Averaging Program will be executed on the basis of values as of the first of the month rather than on the basis of values next determined after receipt of the transfer request. If the first of the month falls on a holiday or weekend, then the transfer will be processed on the next succeeding business day.

    The Dollar Cost Averaging Program is not available to individuals who invest via a bank draft program or while the Asset Rebalancing Program is in effect. There is no charge associated with participation in this program.

    The Dollar Cost Averaging Program does not ensure a profit nor guarantee against a loss in a declining market.

    We may at different times offer an Enhanced Dollar Cost Averaging Program. New premium allocated to the GIA for transfer out to the subaccounts under an Enhanced Dollar Cost Averaging Program will be credited with an interest rate higher than the current GIA interest rate. New premium allocated to the GIA for transfer out to the subaccounts under an Enhanced Dollar Cost Averaging Program can only be transferred to the subaccounts and will not be subject to the Maximum GIA Percentage.

ENHANCED DEATH BENEFIT OPTION 1 RIDER
    Enhanced Death Benefit Option 1 Rider is an optional benefit that if elected, provides the following additional benefits:

1. CUMULATIVE FREE WITHDRAWALS: After the first contract year, the free withdrawal amount equals 10% of the last contract anniversary value PLUS any unused percentage from prior years may be carried forward to the then current contract year to a maximum of 30% of your contract value as of the last contract anniversary.

2. 7-YEAR STEP-UP IN THE DEATH BENEFIT: PRIOR TO THE ANNUITANT'S 80TH BIRTHDAY, THE DEATH BENEFIT EQUALS THE GREATEST OF:

    a. the sum of 100% of premium payments less adjusted partial withdrawals on the claim date; or

    b.   the contract value on the claim date; or

    c.   the 7-year Step-up amount on the claim date.

3. MINIMUM DEATH BENEFIT PAST THE ANNUITANT'S 80TH BIRTHDAY. THE DEATH BENEFIT IS EQUAL TO THE GREATER OF:

    a. the death benefit in effect at the end of the last 7-year period prior to the annuitant turning age 80, plus the sum of 100% of premium payments less adjusted partial withdrawals made since the contract year that the annuitant reached Age 80; or

    b.   the contract value on the claim date.

    There is a charge of .05% on an annual basis for the Enhanced Death Benefit Option 1 Rider. This charge is assessed against the initial payment at issue and then taken against the contract value at the beginning of each contract year on the contract anniversary.

GUARANTEED MINIMUM INCOME BENEFIT ("GMIB") RIDER
    This optional rider provides a benefit that guarantees minimum monthly fixed annuity payments. The minimum monthly fixed annuity payment amount is calculated by multiplying the guaranteed annuitization value by the annuity payment option rate for the annuity payment option selected under the rider.


    The benefit provided by this rider will not be available until the later of seven years after the rider is added to the contract ("rider date") or the contract anniversary following the older Annuitant's 60th birthday. For example, if you were age 40 when you bought the contract with the rider, the earliest you could exercise the benefit under the rider would be when you reached age 60. While the benefit is available, you can only exercise it within 30 days following any contract anniversary. This benefit will not be available 30 days after the contract anniversary following the older Annuitant's 90th birthday.


GUARANTEED ANNUITIZATION VALUE
    On and before the contract anniversary following the older annuitant's 85th birthday, the guaranteed annuitization value shall be equal to the lesser of (i) the sum of (A plus B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions, where:

    A= the contract value on the rider date accumulated at an effective annual rate (as determined below in the provision entitled "Effective Annual Rate") starting on the rider date and ending on the date the guaranteed annuitization value is calculated.

    B= the sum of premium payments made after rider date minus any taxes paid, accumulated at an effective annual rate starting on the date each premium payment is applied to the contract and ending on the date the guaranteed annuitization value is calculated.

    C= the sum of the guaranteed annuitization value reductions, accumulated at an effective annual rate starting on the date each withdrawal occurs and ending on the date the guaranteed annuitization value is calculated.

    D=   any tax that may be due.

    After the contract anniversary following the older annuitant's 85th birthday, the guaranteed annuitization value shall equal the lesser of (i) (A plus B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions, where:

    A= the guaranteed annuitization value on the contract anniversary following the older annuitant's 85th birthday.

    B= the sum of premium payments made after the contract anniversary following the older annuitant's 85th birthday.

    C= the sum of the guaranteed annuitization value reductions determined for withdrawals occurring after the contract anniversary following the older annuitant's 85th birthday.

    D=   any tax that may be due.

GUARANTEED ANNUITIZATION VALUE REDUCTION
    A guaranteed annuitization value reduction is an amount determined for each withdrawal that occurs on or after the rider date. The reduction is equal to the guaranteed annuitization value immediately prior to a withdrawal, multiplied by the percentage reduction in contract value as a result of the withdrawal.

EFFECTIVE ANNUAL RATE
    On the rider date, we will set the effective annual rate of accumulation to 5%. After the first contract year, this rate may be adjusted based on the value of the Guaranteed Interest Account (GIA) in relation to the total contract value as described below:

    After the first contract year, we will reset the effective annual rate to 0% if the value of the GIA is greater than 40% of the total contract value on any of the following dates:

1.  each date we process a premium payment.
2.  each date we process a transfer.
3.  each date we process a withdrawal.

    Subsequently, we will raise the effective annual rate to 5% if the current effective annual rate is equal to 0% and the value of the GIA is less than or equal to 40% of the total contract value on any of the following dates:

1.  each date we process a premium payment.

2.  each date we process a transfer.
3.  each date we process a withdrawal.
4.  each contract anniversary.

RIDER FEE

    For contracts issued before September 8, 2003, the fee for this rider is equal to 0.40% multiplied by the guaranteed annuitization value on the date the rider fee is deducted. For contracts issued on or after September 8, 2003, and subject to state insurance department approval, the fee for this rider is equal to 0.60% multiplied by the guaranteed annuitization value on the date the rider fee is deducted. We will deduct the rider fee on each contract anniversary that this rider is in effect and upon full surrender of the contract. The rider fee will be deducted from the total contract value with each subaccount and GIA if available bearing a pro rata share of such fee based on the proportionate contract value of each subaccount and GIA. We will waive the rider fee if the contract value on any contract anniversary is greater than twice the guaranteed annuitization value.

TERMINATION OF THIS RIDER


    You may not terminate this rider by request. This rider will terminate on the first of any of the following events to occur:


1. the 30th day after the last contract anniversary that occurs after the older Annuitant's 90th birthday;
2.  the termination of the contract to which this rider is attached;
3. the date a death benefit becomes payable under the contract to which this rider is attached;
4. the date annuity payments commence under the contract to which this rider is attached; and
5. the death of the last surviving annuitant or joint annuitant named under this rider.

GMIB ANNUITY PAYMENT OPTIONS

    Under this rider, you may only elect one of the following annuity payment options:

    GMIB OPTION A - LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN: a fixed annuity payable monthly while the annuitant named under this rider is living or, if later, until the end of the specified period certain. The period certain may be specified as 5 or 10 years. The period certain must be specified on the date the benefit is exercised. If the annuitant dies prior to the end of the period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if any annuitant dies after the end of the period certain. This option is not available if the life expectancy of the annuitant is less than the period certain on the date the benefit is exercised.

    GMIB OPTION B - NON-REFUND LIFE ANNUITY: a fixed annuity payable monthly while any annuitant named under this rider is living. No monthly payment, death benefit or refund is payable after the death of the annuitant.


    GMIB OPTION D - JOINT AND SURVIVORSHIP LIFE ANNUITY: a fixed annuity payable monthly while either the annuitant or joint annuitant named under this rider is living. This option is only available if the annuitant and joint annuitant named under this rider are both alive on the date the benefit is exercised. No monthly payment, death benefit or refund is payable after the death of the surviving annuitant.

    GMIB OPTION F - JOINT AND SURVIVORSHIP LIFE ANNUITY WITH 10-YEAR PERIOD
CERTAIN: a fixed annuity payable monthly while either the annuitant or joint annuitant named under this rider is living, or if later, the end of 10 years. This option is only available if the annuitant and joint annuitant named under this rider are both alive on the date the benefit is exercised. If the surviving annuitant dies prior to the end of the 10-year period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if the surviving annuitant dies after the end of the 10-year period certain. This option is not available if the life expectancy of the older annuitant is less than 10 years on the date the benefit is exercised.


--------------------------------------------------------------------------------
                    IMPORTANT INFORMATION REGARDING THE GMIB


    While the GMIB does provide guaranteed minimum fixed annuity payments, it may not be appropriate for all investors and should be understood completely before you elect it.

[diamond] The GMIB does not provide contract value or in any way guarantee the investment performance of any investment option available under the contract.

[diamond] The GMIB is irrevocable once elected.

[diamond] You may not change any annuitant or joint annuitant while the GMIB is in effect.

[diamond] The GMIB does not restrict or limit your right to annuitize at other times permitted under the contract, but doing so will terminate the GMIB.

[diamond] You should consult with a qualified financial advisor if you are considering the GMIB.

[diamond] The GMIB is only available if approved in your state and if we offer it for use with the contract.
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INTEREST INVESTMENT PROGRAM

    We may at different times offer an Interest Investment Program. Under this program, interest earned on premium allocated to the GIA will automatically be transferred out to any of the subaccounts under the separate account.

    You may elect to transfer interest earned on premium allocated to the GIA on a monthly, quarterly, semiannual or annual basis. The amount that we transfer under the program will be based on the interest earned for the period you elect. We will process the automatic transfers on the first day of the month for the period that applies following our receipt of your transfer request. Should the first day of the applicable month fall on a holiday or weekend, we will process the transfer on the next business day.

    You must have a value of $10,000 in the GIA at all times to keep this program in effect. If the value in the GIA drops below

$10,000 for any reason, then no more automatic transfers will be processed under the program. To start or stop the Interest Investment Program, you must notify us at 800/541-0171 or send a written request to our Annuity Operations Division.

    Transfers under the Interest Investment Program are not subject to the general restrictions on transfers from the GIA.

    The Interest Investment Program is not available to individuals who invest via a bank draft program or while the Dollar Cost Averaging Program or Asset Rebalancing Program are in effect.

    The Interest Investment Program does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participating in this program.

NURSING HOME WAIVER

    After the first contract year, the Nursing Home Waiver provides for the waiver of surrender charges provided the annuitant is confined to a licensed nursing home facility for at least 120 days. The withdrawal request must be within 2 years of the annuitant's admission to the licensed nursing home facility.

    There is no charge for this additional benefit.

SYSTEMATIC WITHDRAWAL PROGRAM


    Prior to the maturity date, you may partially withdraw amounts automatically on a monthly, quarterly, semiannual or annual basis under the Systematic Withdrawal Program. You may withdraw a specified dollar amount or a specified percentage. The withdrawals are taken from the Contract Value with each subaccount and the GIA bearing a pro rata share.The minimum withdrawal amount is $100. Withdrawals will be processed on each monthly contract anniversary and any applicable premium tax and surrender charges will be applied.


    You may start or terminate this program by sending written instructions to our Annuity. Operations Division. This program is not available on or after the maturity date. There is no charge associated with participation in this program.


SURRENDER OF CONTRACT AND WITHDRAWALS

    If the annuitant is living, amounts held under the contract may be withdrawn in whole or in part prior to the maturity date, or after the maturity date under Variable Annuity Payment Options K or L. Prior to the maturity date, you may withdraw up to 10% of the contract value in a contract year, either in a lump sum or by multiple scheduled or unscheduled partial withdrawals, without the imposition of a surrender charge. During the first contract year, the 10% withdrawal without a surrender charge will be determined based on the contract value at the time of the first partial withdrawal. In all subsequent years, the 10% will be based on the previous contract anniversary value. A signed written request for withdrawal must be sent to our Annuity Operations Division. If you have not yet reached age 59 1/2, a 10% penalty tax may apply on taxable income withdrawn. See "Federal Income Taxes." The appropriate number of accumulation units of a subaccount will be redeemed at their value next determined after the receipt by our Annuity Operations Division of a written notice in a form satisfactory to us. Accumulation units redeemed in a partial withdrawal from multiple subaccounts will be redeemed on a pro rata basis unless you designate otherwise contract values in the GIA will also be withdrawn on a pro rata basis unless you designate otherwise. The resulting cash payment will be made in a single sum, ordinarily within seven days after receipt of such notice. However, redemption and payment may be delayed under certain circumstances. See "Miscellaneous Provisions--Deferment of Payment." There may be adverse tax consequences to certain surrenders and partial withdrawals. See "Surrenders or Withdrawals Prior to the contract maturity date." Certain restrictions on redemptions are imposed on contracts used in connection with Internal Revenue Code Section 403(b) plans. Although loans are available under 403(b) plans only, certain limitations may apply. See "Qualified Plans"; "Tax Sheltered Annuities." A deduction for surrender charges may be imposed on partial withdrawals from, and complete surrender of, a contract. See "Surrender Charges." Any surrender charge is imposed on a first-in, first-out basis.


    Any request for a withdrawal from, or complete surrender of, a contract should be mailed to our Annuity Operations Division.

LAPSE OF CONTRACT

    The contract will terminate and lapse without value, if on any valuation date:

[diamond] The contract value is zero; or

[diamond] The annual Administrative Charge or premium tax reimbursement due on either a full or partial surrender is greater than or equal to the contract value (unless any contract value has been applied under one of the variable annuity payment options)

          Phoenix will notify you in writing that the contract has lapsed.

PAYMENT UPON DEATH BEFORE MATURITY DATE

WHO RECEIVES PAYMENT

[diamond] DEATH OF AN OWNER/ANNUITANT

    If the owner/annuitant dies before the contract maturity date, the death benefit will be paid under the contract to the annuitant's beneficiary.

[diamond] DEATH OF AN ANNUITANT WHO IS NOT THE OWNER

          If the owner and the annuitant are not the same and the annuitant dies prior to the maturity date, the contingent annuitant becomes the annuitant. If there is no contingent annuitant, the death benefit will be paid to the annuitant's beneficiary.

[diamond] SPOUSAL BENEFICIARY CONTRACT CONTINUANCE


          If the spousal beneficiary continues the contract at the death of the owner/annuitant or owner who is not also the annuitant, the spousal beneficiary becomes the annuitant. The benefit option in effect at the death of an owner/annuitant or an owner will also apply to the spousal beneficiary.

[diamond] CONTINGENT ANNUITANT CONTRACT CONTINUANCE

          Upon the death of the annuitant who is not the owner provided a contingent annuitant was named prior to the death of the annuitant the contract will continue with the contingent annuitant becoming the annuitant. The benefit option in effect at the death of the annuitant will also apply to the contingent annuitant.

[diamond] QUALIFIED CONTRACTS

          Under Qualified contracts, the death benefit is paid at the death of the participant who is the annuitant under the contract.

          Death benefit payments must satisfy distribution rules (See "Qualified Plans" for a detailed discussion.)

[diamond] OWNERSHIP OF THE CONTRACT BY A NON-NATURAL

          If the owner is not an individual, the death of the annuitant is treated as the death of the owner.

PAYMENT AMOUNT BEFORE AGE 80

    Upon the death of the annuitant or owner/annuitant who has not yet reached age 80.

[diamond] DEATH BENEFIT OPTION 1--RETURN OF PREMIUM

          The greater of:

          a)   100% of payments, less adjusted partial withdrawals; or
          b)   the contract value on the claim date.

[diamond] DEATH BENEFIT OPTION 2--ANNUAL STEP-UP
         The greater of:
          a)   100% of payments, less adjusted partial withdrawals; or
          b)   the contract value on the claim date; and
          c)   the Annual Step-up Amount on the claim date.

[diamond] ENHANCED DEATH BENEFIT OPTION 1 RIDER
          Before the annuitant's 80th birthday, if the Enhanced Death Benefit Option 1 Rider has been elected, the death benefit (less any deferred premium tax) equals:

          The greater of:

          1. the sum of 100% of premium payments less adjusted partial withdrawals on the claim date; or

          2.   the contract value on the claim date; or

          3.   the 7-year Step-up Amount on the claim date.

               This rider is available at an annual cost of .05%.

               This charge is assessed against the initial payment at issue and subsequently is taken against the contract value at the beginning of each contract year on the contract anniversary.

PAYMENT AMOUNT AFTER AGE 80

    After the annuitant's 80th birthday, the death benefit (less any deferred premium tax) equals:

[diamond] DEATH BENEFIT OPTION 1--RETURN OF PREMIUM

          The greater of:

          1. the sum of 100% of premium payments less adjusted partial withdrawals on the Claim Date; or

          2.   the contract value on the Claim Date.

[diamond] ENHANCED DEATH BENEFIT OPTION 1 RIDER

          After the annuitant's 80th birthday, if the Enhanced Death Benefit Option 1 Rider has been elected, the death benefit (less any deferred premium tax) equals:

          The greater of:

          1. the death benefit in effect at the end of the last 7- year period prior to the annuitant turning age 80, plus the sum of 100% of premium payments less adjusted partial withdrawals made since the contract year that the annuitant reached age 80; or

          2. the contract value on the claim date. This rider is available at an annual cost of .05%. This charge is assessed against the initial payment at issue and subsequently is taken against the contract value at the beginning of each contract year on the contract anniversary.

[diamond] DEATH BENEFIT OPTION 2--ANNUAL STEP-UP

          The greater of:

          1. the death benefit in effect prior to the annuitant turning age 80, plus the sum of 100% of premium payments less adjusted partial withdrawals made since the contract year that the annuitant reached age 80; or

          2.   the contract value on the Claim Date.

[diamond] DEATH OF AN OWNER WHO IS NOT THE ANNUITANT

          Upon the death of an Owner who is not the annuitant, provided that there is no surviving joint Owner, the death proceeds will be paid to the Owner's beneficiary. The amount of death benefit payable is equal to the greater of:

          o    100% of payments, less withdrawals; and
          o    the contract value on the Claim Date.

    Because the death benefit in this situation equals the greater of premiums paid and the contract value, an Owner who is not the annuitant should seriously consider whether Death Benefit Option 2 is suitable for their circumstances.

    Depending upon state law, the payment to the beneficiary may avoid probate and the death benefit may be reduced by any tax due. See "Tax." See also "Distribution at Death" under "Federal Income Taxes."

    We reserve the right to discontinue offering any one of the available death benefit options in the future.

THE ANNUITY PERIOD
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    The annuity period is that period of time beginning after the end of the accumulation period and during which payments to you are made.

ANNUITY PAYMENTS

    Annuity payments will begin on the contract's maturity date if the annuitant is alive and the contract is still in force. Beginning on the maturity date, investment in the Account is continued unless a Fixed Payment Annuity is elected. Surrender Charges will be waived when you begin taking annuity payments provided your contract has been in effect for five years. Each contract will provide, at the time of its issuance, for a Variable Payment Life Expectancy Annuity (Option L) unless a different annuity option is elected by you. See "Annuity Payment Options." Under a Variable Payment Life Expectancy Annuity, annuity payments are made on a monthly basis over the annuitant's annually recalculated life expectancy or the annually recalculated life expectancy of the annuitant and joint annuitant. A contract owner may at anytime request unscheduled withdrawals representing part or all of the remaining contract value. Upon the death of the annuitant (and joint annuitant, if there is a joint annuitant), the remaining contract value will be paid in a lump sum to the annuitant's beneficiary.


    If the amount to be applied on the maturity date is less than $2,000, we may pay such amount in one lump sum in lieu of providing an annuity. If the initial monthly annuity payment under an annuity payment option would be less than $20, we may make a single sum payment equal to the total contract value on the date the initial payment would be payable, or make periodic payments quarterly, semiannually or annually in place of monthly payments.

    Each contract specifies a provisional maturity date at the time of its issuance. You may subsequently elect a different maturity date. The maturity date may not be earlier than the fifth contract anniversary or later than the contract anniversary nearest the annuitant's 90th birthday unless the contract is issued in connection with certain qualified plans. Generally, under qualified plans, the maturity date must be such that distributions begin no later than April 1st of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an IRA.

    The maturity date election must be made by written notice and must be received by our Annuity Operations Division 30 days before the provisional maturity date. If a maturity date, which is different from the provisional maturity date, is not elected by you, the provisional maturity date becomes the maturity date. Particular care should be taken in electing the maturity date of a contract issued under a Tax Sheltered Annuity (TSA), a Keogh Plan or an IRA plan. See "Tax Sheltered Annuities," "Keogh Plans" and "Individual Retirement Accounts."

ANNUITY PAYMENT OPTIONS

    Unless an alternative annuity payment option is elected on or before the maturity date, the amounts held under a contract on the maturity date will be applied to provide a Variable Payment Life Expectancy Annuity (Option L) as described below. Upon the death of the annuitant and joint annuitant if any, the remaining contract value will be paid in a lump sum to the annuitant's beneficiary.


    With the exception of the Fixed Payment Options and Option L-Variable Payment Life Expectancy Annuity, each annuity payment will be based upon the value of the annuity units credited to the contract. The number of annuity units in each subaccount to be credited is based on the value of the accumulation units in that subaccount and the applicable annuity payment rate. The contract is issued with guaranteed minimum annuity payment rates; however, if the current rate is higher, we'll apply the higher rate. The payment rate differs according to the annuity payment option selected and the age of the annuitant. The annuity payment rate is applied and will determine all payments for the fixed annuity payment options and the first payment for the variable annuity payment options. The value of the annuity units will vary with the investment performance of each subaccount to which annuity units are credited.

    The initial payment will be calculated based on an assumed investment return of 4 1/2% per year. This rate is a fulcrum return around which variable annuity payments will vary to reflect whether actual investment experience of the subaccount is better or worse than the assumed investment return. The assumed investment return is set at the time of your first annuity payment. If investment performance is higher than the assumed investment return, your subsequent annuity payments will be larger than your first annuity payment. However, if investment performance is lower than the assumed investment rate, your subsequent annuity payments will be less than the first annuity payment.
If the assumed and actual investment performances are the same, your annuity payments will be level. The assumed investment return and the calculation of variable income payments for 10-year period certain variable payment life annuity and for Options J and K described below are described in more detail in the contract and in the SAI.


    Instead of the Variable Payment Life Expectancy Annuity, (see "Option L" below), you may, by written request received by our Annuity Operations Division on or before the maturity date of the contract, elect any of the other annuity payment options described below. No surrender charge will be assessed under any annuity payment option, unless unscheduled withdrawals are made under annuity payment options K or L.

    The level of annuity payments payable under the following options is based upon the option selected. In addition, such factors as the age at which payments begin, the form of annuity, annuity payment rates, assumed investment rate (for variable payment annuities) and the frequency of payments will affect the level of annuity payments. The longer the duration, and more frequent the payments, the lower the annuity payment amount. The assumed investment rate is 4.5% per year. We use this rate to determine the first payment under variable payment annuity options I, J, K, M and N.

    We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the subaccounts. See "Charges For Mortality and Expense Risks" and "Charges for Administrative Services." Therefore, electing Option K will result in a deduction being made even though we assume no mortality risk under that option.

    The following are descriptions of the annuity payment options available under a contract. These descriptions should allow you to understand the basic differences between the options, however, you should contact our Annuity Operations Division well in advance of the date you wish to elect an option to obtain estimates of payments under each annuity payment option.

OPTION A--LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN

    Provides a monthly income for the life of the annuitant. In the event of death of the annuitant, the annuity income will be paid to the beneficiary until the end of the specified period certain. For example, a 10-year period certain will provide a total of 120 monthly payments. The certain period may be five, ten or twenty years.

OPTION B--NON-REFUND LIFE ANNUITY

    Provides a monthly income for the lifetime of the annuitant. No income is payable after the death of the annuitant.

OPTION D--JOINT AND SURVIVOR LIFE ANNUITY

    Provides a monthly income for the lifetimes of both the annuitant and a joint annuitant as long as either is living. In the event of the death of the annuitant or joint annuitant, the annuity income will continue for the life of the survivor. The amount to be paid to the survivor is 100% of the amount of the joint annuity payment, as elected at the time the annuity option is chosen. No income is payable after the death of the surviving annuitant.

    Under Option D, the joint annuitant must be named at the time this option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract.

OPTION E--INSTALLMENT REFUND LIFE ANNUITY

    Provides a monthly income for the life of the annuitant. In the event of the annuitant's death, the annuity income will continue to the annuitant's beneficiary until the amount applied to purchase the annuity has been distributed.

OPTION F--JOINT AND SURVIVOR LIFE ANNUITY WITH 10-YEAR PERIOD CERTAIN

    Provides a monthly income for the lifetime of both the annuitant and a joint annuitant as long as either is living. In the event of the death of the annuitant or joint annuitant, the annuity income will continue for the life of the survivor. If the survivor dies prior to the end of the 10-year period, the annuity income will continue to the named beneficiary until the end of the 10-year period certain.

    Under Option F, the joint annuitant must be named at the time this option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract.

OPTION G--PAYMENTS FOR SPECIFIED PERIOD

    Provides equal income installments for a specified period of years whether the annuitant lives or dies. Any specified whole number of years from 5-30 years may be elected.

OPTION H--PAYMENTS OF SPECIFIED AMOUNT

    Provides equal installments of a specified amount over a period of at least five years. The specified amount may not be greater than the total annuity amount divided by five annual installment payments. If the annuitant dies prior to the end of the elected period certain, annuity payments will continue to the annuitant's beneficiary until the end of the elected period certain.

OPTION I--VARIABLE PAYMENT LIFE ANNUITY WITH 10-YEAR PERIOD CERTAIN

    Unless another annuity payment option has been elected, this option will automatically apply to any contract proceeds payable on the maturity date. It provides a variable payout monthly annuity for the life of the annuitant. In the event of the death of the annuitant, during the first ten years after payout commences, the annuity payments are made to the annuitant's beneficiary until the end of that 10-year period. The 10-year period provides a total of 120 monthly payments. Payments will vary as to dollar amount, based on the investment experience of the subaccounts in which proceeds are invested.

OPTION J--JOINT SURVIVOR VARIABLE PAYMENT LIFE ANNUITY WITH 10-YEAR PERIOD
CERTAIN

    Provides a variable payout monthly annuity while the annuitant and the designated joint annuitant are living and continues thereafter during the lifetime of the survivor or, if later, until the end of a 10-year period certain. Payments will vary as to dollar amount, based on the investment experience of the subaccounts in which proceeds are invested. The joint annuitant must be named at the time the option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract. This option is not available for payment of any death benefit under the contract.

OPTION K--VARIABLE PAYMENT ANNUITY FOR A SPECIFIED PERIOD

    Provides variable payout monthly income installments for a specified period of time, whether the annuitant lives or dies. The period certain specified must be in whole numbers of years from 5-30. However, the period certain selected by the beneficiary of any death benefit under the contract may not extend beyond the life expectancy of such beneficiary. A contract owner may at anytime request unscheduled withdrawals representing part or all of the remaining contract value less any applicable contingent deferred surrender charge. For details, see "Variable Annuity Payments" and "Calculation of Annuity Payments" in the SAI.

OPTION L--VARIABLE PAYMENT LIFE EXPECTANCY ANNUITY

    Provides a variable payout monthly income payable over the annuitant's annually recalculated life expectancy or the annually recalculated life expectancy of the annuitant and joint annuitant. A contract owner may at anytime request unscheduled withdrawals representing part or all of the remaining contract value less any applicable contingent deferred surrender charge. Upon the death of the annuitant (and joint annuitant, if there is a joint annuitant), the remaining contract value will be paid in a lump sum to the annuitant's beneficiary. For details, see "Variable Annuity Payments" and "Calculation of Annuity Payments" in the SAI.

OPTION M--UNIT REFUND VARIABLE PAYMENT LIFE ANNUITY

    Provides variable monthly payments as long as the annuitant lives. If the annuitant dies, the annuitant's beneficiary will receive the value of the remaining annuity units in a lump sum.

OPTION N--VARIABLE PAYMENT NON-REFUND LIFE ANNUITY

    Provides a variable monthly income for the life of the annuitant. No income or payment to a beneficiary is paid after the death of the annuitant.

OTHER OPTIONS AND RATES

    We may offer other annuity payment options at the time a contract reaches its maturity date. In addition, in the event that annuity payment rates for contracts are at that time more favorable than the applicable rates guaranteed under the contract, the then current settlement rates shall be used in determining the amount of any annuity payment under the annuity options above.

OTHER CONDITIONS

    Federal income tax requirements currently applicable to most qualified plans provide that the period of years guaranteed under joint and survivorship annuities with specified periods certain (see "Option F" and "Option J" above) cannot be any greater than the joint life expectancies of the payee and his or her spouse.

    Federal income tax requirements also provide that participants in regular or SIMPLE IRAs must begin minimum distributions by April 1 of the year following the year in which they attain age 70 1/2. Minimum distribution requirements do not apply to Roth IRAs. Distributions from qualified plans generally must begin by the later of actual retirement or April 1 of the year following the year participants attain age 70 1/2. Any required minimum distributions must be such that the full amount in the contract will be distributed over a period not greater than the participant's life expectancy, or the combined life expectancy of the participant and his or her spouse or designated beneficiary. Distributions made under this method are generally referred to as Life Expectancy Distributions ("LEDs"). An LED program is available to participants in qualified plans or IRAs. Requests to elect this program must be made in writing.

    Under the LED program, regardless of contract year, amounts up to the required minimum distribution may be withdrawn without a deduction for surrender charges, even if the minimum distribution exceeds the 10% allowable amount. See "Surrender Charges." Any amounts withdrawn that have not been held under a contract for at least six years and are in excess of both the minimum distribution and the 10% free available amount will be subject to any applicable surrender charge.

    If the initial monthly annuity payment under an annuity option would be less than $20, we may make a single sum payment equal to the contract value on the date the initial payment would be payable, in place of all other benefits provided by the contract, or, may make periodic payments quarterly, semiannually or annually in place of monthly payments.

    Currently, transfers between subaccounts are not available for amounts allocated to any of the variable payment annuity options.

PAYMENT UPON DEATH AFTER MATURITY DATE

    If an owner who also is the annuitant dies on or after the maturity date, except as may otherwise be provided under any supplementary contract between the owner and us, we will pay to the owner/annuitant's beneficiary any annuity payments due during any applicable period certain under the annuity option in effect on the annuitant's death. If the annuitant who is not the owner dies on or after the maturity date, we will pay any remaining annuity payments to the annuitant's beneficiary according to the payment option in effect at the time of the annuitant's death. If an owner who is not the annuitant dies on or after the maturity date, we will pay any remaining annuity payments to the owner's beneficiary according to the payment option in effect at the time of the owner's death.

VARIABLE ACCOUNT VALUATION PROCEDURES
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VALUATION DATE

    A valuation date is every day the New York Stock Exchange ("NYSE") is open for trading and we are open for business. However, transaction processing may be postponed for the following reasons:


1.  the NYSE is closed or may have closed early;
2.  the SEC has determined that a state of emergency exists; or
3. on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran's Day).


    The NYSE Board of Directors reserves the right to change the NYSE schedule as conditions warrant. On each valuation date, the value of the Separate Account is determined at the close of the NYSE (usually 4:00 p.m. eastern time). The NYSE is scheduled to be closed on the following days:

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New Year's Day                              Independence Day
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Martin Luther King, Jr. Day                 Labor Day
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Presidents Day                              Thanksgiving Day
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Good Friday                                 Christmas Day
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Memorial Day
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VALUATION PERIOD

    Valuation period is that period of time from the beginning of the day following a valuation date to the end of the next following valuation date.

ACCUMULATION UNIT VALUE

    The value of one accumulation unit was set at $1.000 on the date assets were first allocated to a subaccount. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period ending on such valuation date. After the first valuation period, the accumulation unit value reflects the cumulative investment experience of that subaccount.

NET INVESTMENT FACTOR

    The net investment factor for any valuation period is equal to 1.000 plus the applicable net investment rate for such valuation period. A net investment factor may be more or less than 1.000 depending on whether the assets gained or lost value that day. To determine the net investment rate for any valuation period for the funds allocated to each subaccount, the following steps are taken: (a) the aggregate accrued investment income and capital gains and losses, whether realized or unrealized, of the subaccount for such valuation period is computed, (b) the amount in (a) is then adjusted by the sum of the charges and credits for any applicable income taxes and the deductions at the beginning of the valuation period for mortality and expense risk charges and daily administration fee, and (c) the results of (a) as adjusted by (b) are divided by the aggregate unit values in the subaccount at the beginning of the valuation period.

MISCELLANEOUS PROVISIONS
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ASSIGNMENT


    Owners of contracts issued in connection with non-tax qualified plans may assign their interest in the contract without the consent of the beneficiary. . We will not be on notice of such an assignment unless we receive written notice of such assignment filed with our Annuity Operations Division.


    A pledge or assignment of a contract is treated as payment received on account of a partial surrender of a contract. See "Surrenders or Withdrawals Prior to the contract Maturity Date."

    In order to qualify for favorable tax treatment, contracts issued in connection with tax qualified plans may not be sold, assigned, discounted or pledged as collateral for a loan or as security for the performance of an obligation, or for any other purpose, to any person other than to us.


PAYMENT DEFERRAL

    Payment of the contract value attributable to the Separate Account in a single sum upon a withdrawal from, or complete surrender of, a contract will ordinarily be made within seven days after receipt of the written request by our Annuity Operations Division. However, we may postpone payment of the value of any accumulation units at times (a) when the NYSE is closed, other than customary weekend and holiday closings, (b) when trading on the NYSE is restricted, (c) when an emergency exists as a result of which disposal of securities in the series is not reasonably practicable or it is not reasonably practicable to determine the contract value or (d) when a governmental body having jurisdiction over us by order permits such suspension. Rules and regulations of the SEC, if any, are applicable and will govern as to whether conditions described in (b), (c) or (d) exist.

    Payment of the Contract Value attributable to the GIA may be deferred for 6 months from the date of receipt of a withdrawal or surrender request at our Annuity Operations Division. If payment is delayed for more than 10 days, we will credit additional interest at a rate equal to that paid under Annuity Options G and H.


FREE LOOK PERIOD

    We may mail the contract to you or we may deliver it to you in person. You may surrender a contract for any reason within 10 days after you receive it and receive in cash the adjusted value of your initial payment. (A longer Free Look Period may be required by your state.) You may receive more or less than the initial payment depending on investment experience within the subaccounts during the Free Look Period. If a portion or all of your initial payment has been allocated to the GIA, we also will refund any earned interest. If applicable state law requires, we will return the full amount of any payments we received.

    During periods of extreme market volatility, we reserve the right to make the Temporary Money Market Allocation Amendment available. We will generally allocate the premium payment, less applicable charges, according to your instructions when we receive your completed application. We may issue some contracts with a Temporary Money Market Allocation Amendment. Under this amendment we allocate the net premium payment and the net of other premium payments paid during your Free Look Period to the Phoenix-Goodwin Money Market subaccount. When your Free Look Period expires we allocate the contract value among the subaccounts and/or the GIA according to your instructions. We may use the Temporary Money Market Allocation Amendment depending on the state of issue and under certain other circumstances.

AMENDMENTS TO CONTRACTS

    Contracts may be amended to conform to changes in applicable law or interpretations of applicable law, or to accommodate design changes. Changes in the contract may need to be approved by contract owners and state insurance departments. A change in the contract which necessitates a corresponding change in the prospectus or the SAI must be filed with the SEC.

SUBSTITUTION OF FUND SHARES


    If, in the judgment of Phoenix's management one or more of the series of the funds may become unsuitable for investment by contract owners because of a change in investment policy, or a change in the tax laws, or because the shares are no longer available for investment. In that event, we may seek to substitute the shares of another series or the shares of an entirely different fund. Before this can be done, the approval of the SEC, and possibly one or more state insurance departments, will be required.


OWNERSHIP OF THE CONTRACT

    Ordinarily, the purchaser of a contract is both the owner and the annuitant and is entitled to exercise all the rights under the contract. However, the owner may be an individual or entity other than the annuitant. Transfer of the ownership of a contract may involve federal income tax consequences, and a qualified adviser should be consulted before any such transfer is attempted.

FEDERAL INCOME TAXES
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INTRODUCTION

    The contracts are designed for use with retirement plans which may or may not be tax-qualified plans ("qualified plans") under the provisions of the Internal Revenue Code of 1986, (the "Code"). The ultimate effect of federal income taxes on the amounts held under a contract, on annuity payments and on the economic benefits of the contract owner, annuitant or beneficiary depends on our income tax status, on the type of retirement plan for which the contract is purchased, and upon the income tax and employment status of the individual concerned.

    The following discussion is general in nature and is not intended as tax advice. The income tax rules are complicated and this discussion is intended only to make you aware of the issues. Each person concerned should consult a professional tax advisor. No attempt is made to consider any estate or inheritance taxes or any applicable state, local or other tax laws. Moreover, the discussion is based upon our understanding of the federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of the federal income tax laws or the current interpretations by the Internal Revenue Service (the "IRS"). We do not guarantee the tax status of the contracts or any transactions involving the contracts. Purchasers bear the complete risk that the contracts may not be treated as "annuity contracts" under federal income tax laws. For a discussion of federal income taxes as they relate to the funds, please see the fund prospectuses.

INCOME TAX STATUS

    We are taxed as a life insurance company under Part 1 of Subchapter L of the Code. Since the Separate Account is not a separate entity from Phoenix and its operations form a part of Phoenix, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the contract value. Under existing federal income tax law, the Separate Account's investment income, including realized net capital gains, is not taxed to us. We reserve the right to make a deduction for taxes should they be imposed on us with respect to such items in the future.

TAXATION OF ANNUITIES IN GENERAL--NONQUALIFIED PLANS

    Section 72 of the Code governs taxation of annuities. In general, a contract owner is not taxed on increases in value of the units held under a contract until some form of distribution is made. However, in certain cases the increase in value may be subject to tax currently. In the case of contracts not owned by natural persons, see "Contracts Owned by Non-Natural Persons." In the case of contracts not meeting the diversification requirements, see "Diversification Standards."

    As the owner of the contract, you may elect one of the available death benefit guarantees under the contract. One or more of the options available may, in some cases, exceed the greater of the sum of premium payments or the contract value. The IRS may take the position with respect to these death benefit guarantees that they are not part of the annuity contract. In such a case, the charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from purchase payments for the contract would not be deductible. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit guarantee under this contract or any amendments, benefits or endorsements to the contract.

SURRENDERS OR WITHDRAWALS PRIOR TO THE CONTRACT MATURITY DATE

    Code Section 72 provides that a withdrawal or surrender of the contract prior to the contract maturity date will be treated as taxable income to the extent the amounts held under the contract exceed the "investment in the contract." The "investment in the contract" is that portion, if any, of purchase payments by or on behalf of an individual under a contract that have not been excluded from the individual's gross income. The taxable portion is taxed as ordinary income in an amount equal to the value of the amount received in excess of the "investment in the contract" on account of a withdrawal or surrender of a contract. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a withdrawal from a contract.

SURRENDERS OR WITHDRAWALS ON OR AFTER THE CONTRACT MATURITY DATE

    Upon receipt of a lump sum payment under the contract, the recipient is taxed on the portion of the payment that exceeds the investment in the contract. Ordinarily, such taxable portion is taxed as ordinary income.

    For fixed annuity payments, the taxable portion of each payment is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the contract bears to the total expected amount of annuity payments for the term of the contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed as ordinary income. For variable annuity payments, the taxable portion is determined by a formula that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments. The remaining portion of each payment is taxed as ordinary income. Once the excludable portion of annuity payments equals the investment in the contract, the balance of the annuity payments will be fully taxable. For certain types of qualified plans, there may be no investment in the contract resulting in the full amount of the payments being taxable. A simplified method of determining the exclusion ratio is effective with respect to qualified plan annuities started after November 18, 1996.

    Withholding of federal income taxes on all distributions may be required unless the recipient elects not to have any amounts withheld and properly notifies our Annuity Operations Division of that election.

PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS

    Amounts surrendered, withdrawn or distributed before the taxpayer reaches age 59 1/2 are subject to a penalty tax equal to ten percent (10%) of the portion of such amount that is includable in gross income. However, the penalty tax will not apply to withdrawals: (i) made on or after the death of the contract owner (or where the contract owner is not an individual, the death of the "primary annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments made (not less frequently than annually) for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans (such distributions may, however, be subject to a similar penalty under Code Section 72(t) relating to distributions from qualified retirement plans and to a special penalty of 25% applicable specifically to SIMPLE IRAs or other special penalties applicable to Roth IRAs);
(v) allocable to investment in the contract before August 14, 1982; (vi) under a qualified funding asset (as defined in Code Section 130(d)); (vii) under an immediate annuity contract (as defined in Code Section 72(u)(4)); or (viii) that are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

    If the penalty tax does not apply to a withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year when the modification occurs will be increased by an amount (determined by the Treasury regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, but only if the modification takes place: (a) within 5 years from the date of the first payment, or (b) before the taxpayer reaches age 59 1/2.

    Separate tax withdrawal penalties apply to qualified plans. See "Penalty Tax on Surrenders and Withdrawals from Qualified Contracts."

ADDITIONAL CONSIDERATIONS

DISTRIBUTION-AT-DEATH RULES

    In order to be treated as an annuity contract for federal income tax purposes, a contract must provide the following two distribution rules: (a) if the contract owner dies on or after the contract maturity date, and before the entire interest in the contract has been distributed, the remainder of the contract owner's interest will be distributed at least as quickly as the method in effect on the contract owner's death; and (b) if a contract owner dies before the contract maturity date, the contract owner's entire interest generally must be distributed within five (5) years after the date of death, or if payable to a designated beneficiary, may be annuitized over the life or life expectancy of that beneficiary and payments must begin within one (1) year after the contract owner's date of death. If the beneficiary is the spouse of the contract owner, the contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as contract owner. Similar distribution requirements apply to annuity contracts under qualified plans (other than Code Section 457 Plans). However, a number of restrictions, limitations and special rules apply to qualified plans and contract owners should consult with their tax advisor.

    If the primary annuitant, which is not the contract owner, dies before the maturity date, the owner will become the annuitant unless the owner appoints another annuitant. If the contract owner is not an individual, the death of the primary annuitant is treated as the death of the contract owner. In addition, when the contract owner is not an individual, however, a change in the primary annuitant is treated as the death of the contract owner. Finally, in the case of non-spousal joint contract owners, distribution will be required at the earliest death of any of the contract owners.

    If the contract owner or a joint contract owner dies on or after the maturity date, the remaining payments, if any, under the Annuity Payment Option selected will be made at least as rapidly as under the method of distribution in effect at the time of death.

    Any death benefits paid under the contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

TRANSFER OF ANNUITY CONTRACTS

    Transfers of nonqualified contracts prior to the maturity date for less than full and adequate consideration to the contract owner at the time of such transfer, will trigger tax on the gain in the contract, with the transferee getting a step-up in basis for the amount included in the contract owner's income. This provision does not apply to transfers between spouses and incident to a divorce.

CONTRACTS OWNED BY NON-NATURAL PERSONS

    If a non-natural person (for example, a corporation) holds the contract, the income on that contract (generally the increase in the net surrender value less the premium payments paid) is includable in income each year. The rule does not apply where the non-natural person is the nominal owner of a contract and the beneficial owner is a natural person. The rule also does not apply where the annuity contract is acquired by the estate of a decedent, where the contract is held under a qualified plan, a TSA program or an IRA, where the contract is a qualified funding asset for structured settlements, or where the contract is purchased on behalf of an employee upon termination of a qualified plan.

SECTION 1035 EXCHANGES

    Code Section 1035 provides, in general, that no gain or loss shall be recognized on the exchange of one annuity contract for another. A replacement contract obtained in a tax-free exchange of contracts generally succeeds to the status of the surrendered contract. If the surrendered contract was issued prior to August

14, 1982, the tax rules that formerly provided that the surrender was taxable only to the extent the amount received exceeds the contract owner's investment in the contract will continue to apply. In contrast, contracts issued on or after January 19, 1985 are, in a Code Section 1035 exchange, treated as new contracts for purposes of the distribution-at-death rules. Special rules and procedures apply to Code Section 1035 transactions. Prospective contract owners wishing to take advantage of Code Section 1035 should consult their tax advisors.

MULTIPLE CONTRACTS

    Code Section 72(e)(11)(A)(ii) provides that for contracts entered into after October 21, 1988, for purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all nonqualified annuity contracts issued by the same insurer (or affiliate) to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract maturity date, such as a withdrawal, dividend or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

    The U.S. Treasury Department has specific authority to issue regulations that prevent the avoidance of Code Section 72(e) through the serial purchase of annuity contracts or otherwise. In addition, there may be situations where the Treasury may conclude that it would be appropriate to aggregate two or more contracts purchased by the same contract owner. Accordingly, a contract owner should consult a competent tax advisor before purchasing more than one contract or other annuity contracts.

OWNER CONTROL

    For variable annuity contracts, tax deferral depends on the insurance company and not you having control of the assets held in the separate accounts. You can allocate account values from one fund of the separate account to another but you cannot direct the investments each fund makes. If you have too much "investor control" of the assets supporting the separate account funds, then you will be taxed on the gain in the contract as it is earned rather than when it is withdrawn.

    In 2003, the Internal Revenue Service (IRS) in Revenue Ruling 2003-91, issued formal guidance that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 investment options may be considered a factor, along with other factors, including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The Revenue Ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment but stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.

    The Revenue Ruling considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under the variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under this contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract, or agreement between the contract owner and Phoenix regarding the availability of a particular investment option and, other than the contract owner's right to allocate premium payments and transfer funds among the available subaccounts, all investment decisions concerning the subaccounts will be made by us or an advisor in its sole and absolute discretion.

    At this time, it cannot be determined whether additional guidance will be provided by the U.S. Treasury on this issue and what standards may be contained in such guidance. Should the U.S. Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between or among underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under section 72 of the Internal Revenue Code, Phoenix reserves the right to modify the contract to the extent required to maintain favorable tax treatment.

DIVERSIFICATION STANDARDS

DIVERSIFICATION REGULATIONS

    To comply with the diversification regulations under Code Section 817(h) ("Diversification Regulations"), after a start-up period, each series of the funds will be required to diversify its investments. The Diversification Regulations generally require that, on the last day of each calendar quarter, the series' assets be invested in no more than:

[diamond] 55% in any 1 investment
[diamond] 70% in any 2 investments
[diamond] 80% in any 3 investments
[diamond] 90% in any 4 investments

    A "look-through" rule applies to treat a pro rata portion of each asset of a series as an asset of the Separate Account, and each series of the funds are tested for compliance with the percentage limitations. All securities of the same issuer are treated as a single investment. As a result of the 1988 Act, each government agency or instrumentality will be treated as a separate issuer for purposes of these limitations.

    The Treasury Department has indicated that the Diversification Regulations do not provide guidance regarding the circumstances in which contract owner control of the investments of the Separate Account will cause the contract owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the contract. At this time, it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance. The amount of contract owner control which may be exercised under the contract is different in some respects from the situations addressed in published rulings issued by the IRS in which it was held that the contract owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the contract owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the contract owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the contract owner with respect to earnings allocable to the contract prior to receipt of payments under the contract.

    In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling generally will be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the contract owner being determined retroactively to be the owner of the assets of the Separate Account.

    Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

    We represent that we intend to comply with the Diversification Regulations to assure that the contracts continue to be treated as annuity contracts for federal income tax purposes.

DIVERSIFICATION REGULATIONS AND QUALIFIED PLANS

    Code Section 817(h) applies to a variable annuity contract other than a pension plan contract. The Diversification Regulations reiterate that the diversification requirements do not apply to a pension plan contract. All of the qualified plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified plan contracts from application of the diversification rules, all investments of the Phoenix Qualified Plan Contracts (i.e., the funds) will be structured to comply with the diversification standards because the funds serve as the investment vehicle for nonqualified contracts as well as qualified plan contracts.

    Any death benefits paid under the contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

TAXATION OF ANNUITIES IN GENERAL--QUALIFIED PLANS

    The contracts may be used with several types of qualified plans. TSAs, Keoghs, IRAs, Corporate Pension and Profit-sharing Plans and State Deferred Compensation Plans will be treated, for purposes of this discussion, as qualified plans. The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made here to provide more than general information about the use of the contracts with the various types of qualified plans. Phoenix reserves the right at any time to discontinue the availability of this contract for use with qualified plans. Participants under such qualified plans as well as contract owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such qualified plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the contract issued in connection therewith. For example, Phoenix will accept beneficiary designations and payment instructions under the terms of the contract without regard to any spousal consent that may be required under the Retirement Equity Act (REA). Consequently, a contract owner's beneficiary designation or elected annuity payment option may not be enforceable.


    As the owner of the contract, you may elect one of the available death benefit guarantees under the contract. We are of the opinion that the death benefit guarantees available under the contract are part of the annuity contract. One or more of the death benefit guarantees available may exceed the greater of the sum of premium payments or the contract value. The contract and its amendments, benefits or endorsements (together referred to herein as the "contract") have not been reviewed by the IRS for qualification as an IRA or any other qualified plan. Moreover, the IRS has not addressed in a ruling of general applicability whether a death benefit option such as those available under the contract complies with the qualification requirements for an IRA or any other qualified plan. There is a risk that the IRS would take the position that one or more of the death benefit guarantees are not part of the annuity contract. In such a case, charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from purchases for the contract would not be deductible. While we regard the death benefit guarantees available for your election under the contract as a permissible benefit under an IRA, the IRS may take a contrary position regarding tax qualification resulting in deemed distributions and penalty taxes. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit option under this contract for an IRA or other qualified plan.


    Certain death benefit guarantees may be purchased under your contract. IRA's and other qualified contracts generally may not invest in life insurance contracts. If you own an IRA or other qualified contract and purchase these death benefit guarantees, the IRS may consider these benefits "incidental death benefits." The IRC imposes limits on the amount of the incidental death benefits allowable for qualified contracts. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the IRA or qualified contract. Furthermore, the IRC provides that the assets of an IRA (including a traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not be invested in life insurance, but may provide, in the case of death during the accumulation phase, for a death benefit payment equal to the greater of sum of premium payments (less withdrawals) or contract value. This contract offers death benefits, which may exceed the greater of sum of premium payments (less withdrawals) or contract value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA (including traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) or other qualified contract. That determination could result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes. You should consult your tax advisor regarding these features and benefits prior to purchasing a contract. Under certain circumstances, the proceeds of a surrender of a contract may qualify for "lump sum distribution" treatment under qualified plans. See your tax advisor if you think you may qualify for "lump sum distribution" treatment. The 5-year averaging rule for lump sum distribution has been repealed for tax years beginning after 1999.

    Effective January 1, 1993, Section 3405 of the Internal Revenue Code was amended to change the rollover rules applicable to the taxable portions of distributions from qualified pension and profit-sharing plans and Section 403(b) TSA arrangements. Taxable distributions eligible to be rolled over generally will be subject to 20 percent income tax withholding. Mandatory withholding can be avoided only if the employee arranges for a direct rollover to another qualified pension or profit-sharing plan or to an IRA.

    The new mandatory withholding rules apply to all taxable distributions from qualified plans or TSAs (not including IRAs), except (a) distributions required under the Code, (b) substantially equal distributions made over the life (or life expectancy) of the employee, or for a term certain of 10 years or more and
(c) the portion of distributions not includable in gross income (i.e., return of after-tax contributions).

    On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE VS. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The contracts sold by Phoenix in connection with certain qualified plans will utilize annuity tables that do not differentiate on the basis of sex. Such annuity tables also will be available for use in connection with certain nonqualified deferred compensation plans.

    Numerous changes have been made to the income tax rules governing qualified plans as a result of legislation enacted during the past several years, including rules with respect to: coverage, participation, maximum contributions, required distributions, penalty taxes on early or insufficient distributions and income tax withholding on distributions. The following are general descriptions of the various types of qualified plans and of the use of the contracts in connection therewith.

TAX SHELTERED ANNUITIES ("TSAS")

    Code Section 403(b) permits public school systems and certain types of charitable, educational and scientific organizations, generally specified in Code Section 501(c)(3), to purchase annuity contracts on behalf of their employees and, subject to certain limitations, allows employees of those organizations to exclude the amount of payments from gross income for federal income tax purposes. These annuity contracts are commonly referred to as TSAs.

    For taxable years beginning after December 31, 1988, Code Section 403(b)(11) imposes certain restrictions on a contract owner's ability to make withdrawals from, or surrenders of, Code Section 403(b) Contracts, if the cash withdrawn is attributable to payments made under a salary reduction agreement. Specifically, Code Section 403(b)(11) allows a contract owner to make a surrender or withdrawal only (a) when the employee attains age 59 1/2, separates from service, dies or becomes disabled (as defined in the Code), or (b) in the case of hardship. In the case of hardship, the distribution amount cannot include any income earned under the contract.

    The 1988 Act amended the effective date of Code Section 403(b)(11), so that it applies only with respect to distributions from Code Section 403(b) Contracts which are attributable to assets other than assets held as of the close of the last year beginning before January 1, 1989. Thus, the distribution restrictions do not apply to assets held as of December 31, 1988.

    In addition, in order for certain types of contributions under a Code
Section 403(b) Contract to be excluded from taxable income, the employer must comply with certain nondiscrimination requirements. Contract owners should consult their employers to determine whether the employer has complied with these rules. Contract owner loans are not allowed under the contracts.

    Effective May 4, 1998, loans may be made available under Internal Revenue Code Section 403(b) tax-sheltered annuity programs. A loan from a participant's contract value may be requested only if we make loans available with the contract and if the employer permits loans under their tax-sheltered annuity program. The loan must be at least $1,000 and the maximum loan amount is the greater of: (a) 90% of the first $10,000 of contract value minus any withdrawal charge; and (b) 50% of the contract value minus any withdrawal charge. The maximum loan amount is $50,000. If loans are outstanding from any other tax-qualified plan, then the maximum loan amount of the contract may be reduced from the amount stated above in order to comply with the maximum loan amount requirements under Section 72(p) of the Internal Revenue Code. Amounts borrowed from the GIA are subject to the same limitations as applies to transfers from the GIA; thus no more than the greatest of $1000 and 25% of the contract value in the GIA may be borrowed at any one time.

    Loan repayments will first pay any accrued loan interest. The balance will be applied to reduce the outstanding loan balance and will also reduce the amount of the Loan Security Account by the same amount that the outstanding loan balance is reduced. The Loan Security Account is part of the general account and is the sole security for Tax-sheltered Annuity loans (as described in IRC
Section 403(b)) loans. It is increased with all loan amounts taken and reduced by all repayments of loan principal. The balance of loan repayments, after payment of accrued loan interest, will be credited to the subaccounts of the Separate Account or the GIA in accordance with the participant's most recent premium payments allocation on file with us.

    If we do not receive a loan repayment before 90 days after the payment was due, then the entire loan balance plus accrued interest will be in default. In the case of default, the outstanding loan balance plus accrued interest will be deemed a distribution for income tax purposes, and will be reported as such to the extent required by law. At the time of such deemed distribution, interest will continue to accrue until such time as an actual distribution occurs under the contract.

KEOGH PLANS

    The Self-Employed Individual Tax Retirement Act of 1962, as amended permits self-employed individuals to establish "Keoghs" or qualified plans for themselves and their employees. The tax consequences to participants under such a plan depend upon the terms of the plan. In addition, such plans are limited by law with respect to the maximum permissible contributions, distribution dates, nonforfeitability of interests, and tax rates applicable to distributions. In order to establish such a plan, a plan document must be adopted and implemented by the employer, as well as approved by the IRS.

INDIVIDUAL RETIREMENT ANNUITIES

    Code Sections 408 and 408A permit eligible individuals to contribute to an individual retirement program known as an "IRA." These IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed on a tax-deferred basis into an IRA. Effective January 1, 1997, employers may establish a new type of IRA called SIMPLE (Savings Incentive Match Plan for Employees). Special rules apply to participants' contributions to and withdrawals from SIMPLE IRAs. Also effective January 1, 1997, salary reduction IRAs (SARSEP) no longer may be established. Effective January 1, 1998, individuals may establish Roth IRAs. Special rules also apply to contributions to and withdrawals from Roth IRAs.

CORPORATE PENSION AND PROFIT-SHARING PLANS

    Code Section 401(a) permits corporate employers to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of contracts to provide benefits thereunder.

    These retirement plans may permit the purchase of the contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includable in the gross income of the employee until distributed from the Plan. The tax consequences to participants may vary depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Participant loans are not allowed under the contracts purchased in connection with these Plans. Purchasers of contracts for use with Corporate Pension or Profit-sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

DEFERRED COMPENSATION PLANS WITH RESPECT TO SERVICE FOR STATE AND LOCAL GOVERNMENTS AND TAX EXEMPT ORGANIZATIONS

    Code Section 457 provides for certain deferred compensation plans with respect to service for state and local governments and certain other entities. The contracts may be used in connection with these plans; however, under these plans if issued to tax exempt organizations, the contract owner is the plan sponsor, and the individual participants in the plans are the annuitants. Under such contracts, the rights of individual plan participants are governed solely by their agreements with the plan sponsor and not by the terms of the contracts. Effective in 1997 for new state and local government plans, such plans must be funded through a tax-exempt annuity contract held for the exclusive benefit of plan participants.

PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS FROM QUALIFIED PLANS

    In the case of a withdrawal under a qualified plan, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a qualified plan. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including contracts issued and qualified under Code Sections 401 (Keogh and Corporate Pension and Profit-sharing Plans), Tax-Sheltered Annuities and Individual Retirement Annuities other than Roth IRAs. The penalty is increased to 25% instead of 10% for SIMPLE IRAs if distribution occurs within the first two years of the contract owner's participation in the SIMPLE IRA. To the extent amounts are not includable in gross income because they have been properly rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the contract owner or annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the contract owner or annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the contract owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such contract owner or annuitant (as applicable) and his or her designated beneficiary; (d) distributions to a contract owner or annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the contract owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the contract owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the contract owner and his or her spouse and dependents if the contract owner has received unemployment compensation for at least 12 weeks; and (h) distributions from IRAs for first-time home purchase expenses (maximum $10,000) or certain qualified educational expenses of the contract owner, spouse, children or grandchildren of the contract owner. This exception will no longer apply after the contract owner has been reemployed for at least 60 days. The exceptions stated in items (d) and (f) above do not apply in the case of an IRA. The exception stated in item (c) applies to an IRA without the requirement that there be a separation from service.

    Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to a regular or SIMPLE IRA and the required distribution rules do not apply to Roth IRAs. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

SEEK TAX ADVICE

    The above description of federal income tax consequences of the different types of qualified plans which may be funded by the contracts offered by this prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice. The rules governing the provisions of qualified plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective contract owner considering adoption of a qualified plan and purchase of a contract in connection therewith should first consult a qualified tax advisor, with regard to the suitability of the contract as an investment vehicle for the qualified plan.

SALES OF VARIABLE ACCUMULATION CONTRACTS
--------------------------------------------------------------------------------


    Phoenix has designated Phoenix Equity Planning Corporation ("PEPCO") to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a distribution agreement]. PEPCO, which is an affiliate of Phoenix, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Phoenix and its affiliated companies. Phoenix reimburses PEPCO for expenses PEPCO incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). PEPCO does not retain any fees under the Contracts; however, PEPCO, may receive 12b-1 fees from the underlying funds.

    PEPCO's principal executive offices are located at 56 Prospect Street, Hartford, Connecticut 06103. PEPCO is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

    PEPCO and Phoenix enter into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of Phoenix under applicable state insurance law and must be licensed to sell variable insurance products. Phoenix intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are offered on a continuous basis.

COMPENSATION.

    Broker-dealers who have selling agreements with PEPCO and Phoenix are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor or disfavor one product provider over another product provider due to differing compensation rates.

    We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation in all or some years based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement and the payment option selected by the broker-dealer and/or the registered representative but is not expected to exceed 8.5% of purchase payments (if up-front compensation is paid to registered representatives) and up to 2.5% annually of average Contract Value (if asset-based compensation is paid to registered representatives).

    To the extent permitted by NASD rules, overrides and promotional incentives or cash and non-cash payments also may be provided to such broker-dealers based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the contract, including the recruitment and training of personnel, production of promotional literature and similar services.

    This Contract does not assess a front-end sales charge, so you do not directly pay for sales and distribution expenses. Instead, you indirectly pay for sales and distribution expenses through the overall charges and fees assessed under the Contract. For example, any profits Phoenix may realize through assessing the mortality and expense risk charge under your Contract may be used to pay for sales and distribution expenses. Phoenix may also pay for sales and distribution expenses out of any payments Phoenix or PEPCO may receive from the underlying funds for providing administrative, marketing and other support and services to the underlying funds. If your Contract assesses a Contingent Deferred Sales Charge, proceeds from this charge may be used to reimburse Phoenix for sales and distribution expenses. No additional sales compensation is paid if you select any optional benefits under your Contract.

SERVICING AGENT
--------------------------------------------------------------------------------

    The Phoenix Edge Series Fund reimburses Phoenix Life Insurance Company for various shareholder services provided by the Annuity Operations Division, PO Box 8027, Boston, MA 02266-8027. The functions performed include investor inquiry support, shareholder trading, confirmation of investment activity, quarterly statement processing and Web/Interactive Voice Response trading. The rate of reimbursement for 2006 is 0.08% of the fund's average daily net assets. The total administrative service fees paid by the fund for the last three fiscal years follow:

YEAR ENDED DECEMBER 31,          FEE PAID
         2003                  $1.7 Million
         2004                  $2.2 Million
         2005                  $1.9 Million


STATE REGULATION
--------------------------------------------------------------------------------

    We are subject to the provisions of the New York insurance laws applicable to life insurance companies and to regulation and supervision by the New York Superintendent of Insurance. We also are subject to the applicable insurance laws of all the other states and jurisdictions in which it does an insurance business.

    State regulation of Phoenix includes certain limitations on the investments which may be made for its General Account and separate accounts, including the Account. It does not include, however, any supervision over the investment policies of the Account.

REPORTS
--------------------------------------------------------------------------------


    Reports showing the contract value will be furnished to you at least annually.


VOTING RIGHTS
--------------------------------------------------------------------------------

    As stated above, all of the assets held in an available subaccount will be invested in shares of a corresponding series of the funds. We are the legal owner of those shares and, as such, have the right to vote to elect the Board of Trustees of the funds, to vote upon certain matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matter that may be voted upon at a shareholders' meeting. However, we intend to vote the shares of the funds at regular and special meetings of the shareholders of the funds in accordance with instructions received from owners of the contracts.

    We currently intend to vote fund shares attributable to any of our assets and fund shares held in each subaccount for which no timely instructions from owners are received in the same proportion as those shares in that subaccount for which instructions are received. In the future, to the extent applicable federal securities laws or regulations permit us to vote some or all shares of the fund in its own right, we may elect to do so.

    Matters on which owners may give voting instructions include the following:
(1) election of the Board of Trustees of a fund; (2) ratification of the independent accountant for a fund; (3) approval or amendment of the investment advisory agreement for the series of the fund corresponding to the owner's selected subaccount(s); (4) any change in the fundamental investment policies or restrictions of each such series; and (5) any other matter requiring a vote of the Shareholders of a fund. With respect to amendment of any investment advisory agreement or any change in a series' fundamental investment policy, owners participating in such series will vote separately on the matter. The number of votes that you have the right to cast will be determined by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized. The number of votes for which you may give us instructions will be determined as of the record date for fund shareholders chosen by the Board of Trustees of a fund. We will furnish you with proper forms and proxies to enable them to give these instructions.

TEXAS OPTIONAL RETIREMENT PROGRAM
--------------------------------------------------------------------------------

    Participants in the Texas Optional Retirement Program may not receive the proceeds of a withdrawal from, or complete surrender of, a contract, or apply them to provide annuity payment options prior to retirement except in the case of termination of employment in the Texas public institutions of higher education, death or total disability. Such proceeds, however, may be used to fund another eligible retirement vehicle.

LEGAL MATTERS
--------------------------------------------------------------------------------


    Kathleen A. McGah, Vice President and Counsel and Brian A. Giantonio, Vice President and Counsel, The Phoenix Companies, Inc., have provided advice on certain matters relating to the federal securities, state regulations and income tax laws in connection with the contracts described in this prospectus. We are regularly involved in litigation, both as a defendant and as a plaintiff. The litigation naming us as a defendant ordinarily involves our activities as an insurer, investor or taxpayer. Several current proceedings are discussed below. In addition, state regulatory bodies, the Securities and Exchange Commission, or SEC, the National Association of Securities Dealers, Inc., or NASD, and other regulatory bodies regularly make inquiries of us and, from time to time, conduct examinations or investigations concerning our compliance with, among other things, insurance laws and securities laws.

    For example, during 2003 and 2004, the SEC conducted examinations of certain company variable products and certain affiliated investment advisors and mutual funds. In 2004, the NASD also commenced examinations of two affiliated broker-dealers; the examinations were closed in April 2005 and November 2004, respectively. In February 2005, the NASD notified an affiliate of the company that it was asserting violations of trade reporting rules by the affiliate of the company. The affiliated company responded to the NASD allegations in May 2005 but has not received any further inquiries to date.

    Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by the company with securities and other laws and regulations affecting their registered products. The company endeavors to respond to such inquiries in an appropriate way and to take corrective action if warranted. Recently, there has been a significant increase in federal and state regulatory activity relating to financial services companies, with a number of recent regulatory inquiries focusing on late-trading, market timing and valuation issues. Our products entitle us to impose restrictions on transfers between separate account sub-accounts associated with our variable products.

    In 2004 and 2005, the Boston District Office of the SEC conducted a compliance examination of certain of the company's affiliates that are registered under the Investment Company Act of 1940 or the Investment Advisers Act of 1940. Following the examination, the staff of the Boston District Office issued a deficient letter primarily focused on perceived weaknesses in procedures for monitoring trading to prevent market timing activity. The staff requested the company to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether the company believes reimbursement is necessary or appropriate under the circumstances. A third party was retained to assist the company in preparing the analysis. Based on the analysis, the company advised the SEC that it does not believe that reimbursement is appropriate.

    Over the past two years, a number of companies have announced settlements of enforcement actions with various regulatory agencies, primarily the SEC and the New York Attorney General's Office. While no such action has been initiated against us, it is possible that one or more regulatory agencies may pursue this type of action against us in the future.

    Financial services companies have also been the subject of broad industry inquiries by state regulators and attorneys general which do not appear to be company-specific. In this regard, in 2004, we received a subpoena from the Connecticut Attorney General's office requesting information regarding certain distribution practices since 1998. Over 40 companies received such a subpoena. We are cooperating fully and have had no further inquiry since filing our response.

    These types of regulatory actions may be difficult to assess or quantify, may seek recovery of indeterminate amounts, including punitive and treble damages, and the nature and magnitude of their outcomes may remain unknown for substantial periods of time. While it is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or to provide reasonable ranges of potential losses, we believe that their outcomes are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition, or consideration of available insurance and reinsurance and the provision made in our consolidated financial statements. However, given the large or indeterminate amounts sought in certain of these matters and litigation's inherent unpredictability, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operation or cash flows.


SAI TABLE OF CONTENTS
--------------------------------------------------------------------------------

    The SAI contains more specific information and financial statements relating to the Account and Phoenix. The Table of Contents of the SAI is set forth below:

[diamond] Phoenix Life Insurance Company
[diamond] Underwriter

[diamond] Servicing Agent

[diamond] Performance History
[diamond] Calculation of Yield and Return
[diamond] Calculation of Annuity Payments
[diamond] Experts
[diamond] Separate Account Financial Statements
[diamond] Company Financial Statements

    Contract owner inquiries and requests for an SAI should be directed to our Annuity Operations Division, or by calling us at 800/541-0171.

APPENDIX A - INVESTMENT OPTIONS
--------------------------------------------------------------------------------

In the table below, funds with a "*" next to their name were closed to new investments on May 1, 2006, and funds with a "+" next to their name were closed to new investments on October 29, 2001. Additionally, for all owners who had value allocated to a fund before its applicable closure date, the following restrictions apply: (1) only regular premium payments are allowed into the fund;
(2) no transfers from other funds are allowed into the fund; (3) existing allocation percentages may only be reduced and the fund may not be added to an allocation schedule; (4) existing DCA percentages may only be reduced and the fund may not be added to a DCA allocation schedule; and (5) existing rebalancing percentages may only be reduced and the fund may not be added to the rebalancing allocation schedule.

-----------------------------------------------------------------------------------------------------------------------------------
          FUND NAME                                    INVESTMENT OBJECTIVE                        INVESTMENT ADVISOR/SUBADVISOR
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund             Growth of capital                                  AIM Advisors, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund                      Growth of capital                                  AIM Advisors, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund              Long-term growth of capital                        Phoenix Variable Advisors, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap                Long-term capital appreciation                     Fred Alger Management, Inc.
Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                       Match the performance of the Standard &
                                               Poor's 500 Composite Stock Price Index which       Deutsche Asset Management, Inc.
                                               emphasizes stocks of large U.S. companies

-----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government             Current income by investing primarily in a
Securities II                                  diversified portfolio or U.S. government           Federated Investment Management
                                               securities                                          Company
-----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond                     High current income by investing primarily
Fund II - Primary Shares                       in a professionally managed, diversified           Federated Investment Management
                                               portfolio of fixed income securities                Company
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio           Long-term capital appreciation                     Fidelity Management and Research
                                                                                                   Company
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                  Capital appreciation                               Fidelity Management and Research
                                                                                                   Company
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities              Capital growth                                     Fidelity Management and Research
Portfolio                                                                                          Company
-----------------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                Maximize income while maintaining prospects        Franklin Advisers, Inc.
                                               for capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                  Capital appreciation with income as a              Franklin Mutual Advisers, LLC
                                               secondary goal
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities
Fund                                           Long-term capital appreciation                     Templeton Asset Management Ltd.
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund              Long-term capital growth                           Templeton Investment Counsel, LLC
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund         High total return                                  Templeton Investment Counsel, LLC
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund               Long-term capital growth                           Templeton Global Advisors Limited
-----------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small-Cap Portfolio          Long-term capital appreciation                     Lazard Asset Management LLC

-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio           High current income and the opportunity            Lord, Abbett & Co. LLC
                                               for capital appreciation to produce a high
                                               total return
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio        Long-term growth of capital and income without     Lord, Abbett & Co. LLC
                                               excessive fluctuations in market value
-----------------------------------------------------------------------------------------------------------------------------------
                                               Capital appreciation through investments,
Lord Abbett Mid-Cap Value Portfolio            primarily in equity securities which are           Lord, Abbett & Co. LLC
                                               believed to be undervalued in the marketplace
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio        Long term capital growth                           Neuberger Berman Management Inc.
                                                                                                   Subadvisor: Neuberger Berman, LLC
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio        Long term growth of capital; current income        Neuberger Berman Management Inc.
                                               is a secondary goal                                 Subadvisor: Neuberger Berman, LLC
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA       Capital appreciation by investing in               OppenheimerFunds, Inc.
                                               securities of well-known, established
                                               companies
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA          Long-term capital appreciation by investing in     OppenheimerFunds, Inc.
                                               foreign issuers securities, "growth-type"
                                               companies, cyclical industries and special
                                               situations
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA      Capital appreciation                               OppenheimerFunds, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                  Intermediate and long-term growth of capital       Phoenix Investment Counsel, Inc.
                                               appreciation with income as a secondary             Subadvisor: Engemann Asset
                                               consideration                                       Management
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Phoenix Variable Advisors, Inc.
Phoenix Mid-Cap Growth Series                  Capital appreciation                                Subadvisor: Bennett Lawrence
                                                                                                   Management LLC
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Phoenix Variable Advisors, Inc.
Phoenix Strategic Theme Series                 Long-term capital appreciation                      Subadvisor: Bennett Lawrence
                                                                                                   Management LLC
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Phoenix Investment Counsel, Inc.
Phoenix-Aberdeen International Series          High total return consistent with reasonable        Subadvisor: Aberdeen Asset
                                               risk                                                Management Inc.
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Phoenix Variable Advisors, Inc.
Phoenix-AIM Growth Series                      Long-term growth of capital                         Subadvisor: AIM Capital
                                                                                                   Management, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Phoenix Variable Advisors, Inc.
Phoenix-Alger Small-Cap Growth Series          Long-term capital growth                            Subadvisor: Fred Alger
                                                                                                   Management, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index                                                         Phoenix Variable Advisors, Inc.
Series                                         High total return                                   Subadvisor: AllianceBernstein
                                                                                                   L.P.
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
          FUND NAME                                  INVESTMENT OBJECTIVE                      INVESTMENT ADVISOR/SUBADVISOR
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate            Capital appreciation and income with             Duff & Phelps Investment
Securities Series                            approximately equal emphasis                      Management Co.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series    Dividend growth, current income and capital      Engemann Asset Management
                                             appreciation
-----------------------------------------------------------------------------------------------------------------------------------

Phoenix-Engemann Small-Cap Growth Series     Long-term growth of capital                      Phoenix Investment Counsel, Inc.
                                                                                               Subadvisor: Engemann Asset
                                                                                               Management
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation        High total return consistent with prudent        Phoenix Investment Counsel, Inc.
Series                                       investment risk                                   Subadvisor: Engemann Asset
                                                                                               Management
-----------------------------------------------------------------------------------------------------------------------------------
                                             As high a level of current income as is
Phoenix-Goodwin Money Market Series          consistent with the preservation of capital      Phoenix Investment Counsel, Inc.
                                             and maintenance of liquidity
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed           Long-term total return                           Phoenix Investment Counsel, Inc.
Income Series
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term      High current income while attempting to limit
Bond Series                                  changes in the series' net asset value per       Phoenix Investment Counsel, Inc.
                                             share caused by interest rate changes
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                              Phoenix Investment Counsel, Inc.
Phoenix-Kayne Rising Dividends Series        Long-term capital appreciation with dividend      Subadvisor: Kayne Anderson Rudnick
                                             income as a secondary consideration               Investment Management, LLC
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                              Phoenix Investment Counsel, Inc.
Phoenix-Kayne Small-Cap Quality Value        Long-term capital appreciation with dividend      Subadvisor: Kayne Anderson Rudnick
Series                                       income as a secondary consideration               Investment Management, LLC
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity                                                           Phoenix Variable Advisors, Inc.
Select Series                                Long-term capital appreciation                    Subadvisor: Lazard Asset
                                                                                               Management LLC
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series               Tracks total return of the Dow Jones             Phoenix Variable Advisors, Inc.
                                             Industrial Average(SM) before fund expenses       Subadvisor: Northern Trust
                                                                                               Investments, N.A.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)         Tracks total return of the Nasdaq-100            Phoenix Variable Advisors, Inc.
Series                                       Index(R) before fund expenses                     Subadvisor: Northern Trust
                                                                                               Investments, N.A.
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                              Phoenix Variable Advisors, Inc.
Phoenix-S&P Dynamic Asset Allocation         Long-term capital growth                          Subadvisor: Standard & Poor's
Series: Aggressive Growth                                                                      Investment Advisory
                                                                                               Services, LLC
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                              Phoenix Variable Advisors, Inc.
Phoenix-S&P Dynamic Asset Allocation         Long-term capital growth with current income      Subadvisor: Standard & Poor's
Series: Growth                               as a secondary consideration                      Investment Advisory
                                                                                               Services, LLC
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                              Phoenix Variable Advisors, Inc.
Phoenix-S&P Dynamic Asset Allocation         Current income with capital growth as a           Subadvisor: Standard & Poor's
Series: Moderate                             secondary consideration                           Investment Advisory
                                                                                               Services, LLC
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                              Phoenix Variable Advisors, Inc.
Phoenix-S&P Dynamic Asset Allocation         Long-term capital growth and current income       Subadvisor: Standard & Poor's
Series: Moderate Growth                      with a greater emphasis on capital growth         Investment Advisory Services, LLC
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap            Long-term capital appreciation with current      Phoenix Variable Advisors, Inc.
Value   Series                               income as a secondary investment objective        Subadvisor: AllianceBernstein L.P.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap          Long-term capital growth with current income     Phoenix Variable Advisors, Inc.
Value Series                                 as a secondary investment objective               Subadvisor: AllianceBernstein L.P.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series           Long-term capital appreciation with current      Phoenix Variable Advisors, Inc.
                                             income as a secondary consideration               Subadvisor: Morgan Stanley
                                                                                               Investment Management Inc.
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn                Maximum real return consistent with prudent      Pacific Investment Management
Strategy Portfolio                           investment management                             Company LLC
-----------------------------------------------------------------------------------------------------------------------------------
                                             Maximum real return, consistent with             Pacific Investment Management
PIMCO VIT Real Return Portfolio              preservation of real capital and prudent          Company LLC
                                             investment management
-----------------------------------------------------------------------------------------------------------------------------------
                                             Maximum total return, consistent with            Pacific Investment Management
PIMCO VIT Total Return Portfolio             preservation of capital and prudent               Company LLC
                                             investment management
-----------------------------------------------------------------------------------------------------------------------------------
                                             Investment results that either match or
Rydex Variable Trust Juno Fund               correlate to the performance of a specific       Rydex Global Advisors
                                             benchmark
-----------------------------------------------------------------------------------------------------------------------------------
                                             Investment results that either match or
Rydex Variable Trust Nova Fund               correlate to the performance of a specific       Rydex Global Advisors
                                             benchmark
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector                  Long-term capital appreciation                   Rydex Global Advisors
Rotation Fund
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income             Capital appreciation and current income          Morgan Stanley Investment
Portfolio                                                                                      Management Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                  Long-term growth of capital                      Columbia Wanger Asset
                                                                                               Management, L.P.
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap               Long-term growth of capital                      Columbia Wanger Asset
                                                                                               Management, L.P.
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                Long-term growth of capital                      Columbia Wanger Asset
                                                                                               Management, L.P.
-----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                Long-term growth of capital                      Columbia Wanger Asset
                                                                                               Management, L.P.
-----------------------------------------------------------------------------------------------------------------------------------

APPENDIX B - DEDUCTIONS FOR TAXES - QUALIFIED AND NONQUALIFIED ANNUITY CONTRACTS

------------------------------------------------------------------------------------------------------------------------------------


                                                               UPON              UPON
STATE                                                     PREMIUM PAYMENT    ANNUITIZATION        NONQUALIFIED       QUALIFIED
-----                                                     ---------------    -------------        ------------       ---------
California ..........................................                             X                   2.35%             0.50%

Maine................................................           X                                     2.00*

Nevada...............................................                             X                   3.50

South Dakota.........................................           X                                     1.25**

West Virginia........................................                             X                   1.00              1.00

Wyoming..............................................                             X                   1.00

Commonwealth of Puerto Rico..........................                             X                   1.00              1.00

NOTE: The above tax deduction rates are as of January 1, 2006. No tax deductions are made for states not listed above. However, tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above lists of states and the applicable tax rates. Consequently, we reserve the right to deduct tax when necessary to reflect changes in state tax laws or interpretation.

For a more detailed explanation of the assessment of taxes, see "Deductions and Charges--Tax."



--------------------------------

* Maine changed its tax laws affecting annuities in 2003 retroactive to January 1, 1999. Under the revised statute, annuity premium payments are taxed upon premium payment for payments received on or after January 1, 1999.

** South Dakota law provides a lower rate of .8% that applies to premium payments received in excess of $500,000 in a single calendar year.

APPENDIX C - FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
    The following tables give the historical unit values for a single share of each of the available subaccounts. More information can be obtained in the Statement of Additional Information ("SAI"). You may obtain a copy of the SAI free of charge by calling 800/541-0171 or by writing to:

                  Phoenix Life Insurance Company
                  Annuity Operations Division
                  PO Box 8027
                  Boston, MA 02266-8027

DEATH BENEFIT OPTION 1 CONTRACTS

                                                                                  SUBACCOUNT      SUBACCOUNT          UNITS
                                                                                  UNIT VALUE      UNIT VALUE      OUTSTANDING AT
                                                                                  BEGINNING          END          END OF PERIOD
                                  SUBACCOUNT                                      OF PERIOD       OF PERIOD        (THOUSANDS)
------------------------------------------------------------------------------- --------------- --------------- -------------------
AIM V.I. CAPITAL APPRECIATION FUND - CLASS I
=============================================================================== =============== =============== ===================
From 7/9/01* to 12/31/01                                                            $1.000          $0.927              9
From 1/1/02 to 12/31/02                                                             $0.927          $0.695              29
From 1/1/03 to 12/31/03                                                             $0.695          $0.892              35
From 1/1/04 to 12/31/04                                                             $0.892          $0.942              33
From 1/1/05 to 12/31/05                                                             $0.942          $1.017              38

AIM V.I. MID CAP CORE EQUITY FUND - CLASS I
=============================================================================== =============== =============== ===================
From 1/1/04* to 12/31/04                                                            $1.000          $1.017              3
From 1/1/05 to 12/31/05                                                             $1.017          $1.084              2

AIM V.I. PREMIER EQUITY FUND - CLASS I
=============================================================================== =============== =============== ===================
From 7/23/01* to 12/31/01                                                           $1.000          $0.940              96
From 1/1/02 to 12/31/02                                                             $0.940          $0.650             180
From 1/1/03 to 12/31/03                                                             $0.650          $0.806             185
From 1/1/04 to 12/31/04                                                             $0.806          $0.844             182
From 1/1/05 to 12/31/05                                                             $0.844          $0.884             106

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO - CLASS O
=============================================================================== =============== =============== ===================
From 2/2/01* to 12/31/01                                                            $1.000          $0.819             269
From 1/1/02 to 12/31/02                                                             $0.819          $0.537             464
From 1/1/03 to 12/31/03                                                             $0.537          $0.717             460
From 1/1/04 to 12/31/04                                                             $0.717          $0.768             430
From 1/1/05 to 12/31/05                                                             $0.768          $0.871             304

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
=============================================================================== =============== =============== ===================
From 3/19/01* to 12/31/01                                                           $1.000          $1.035             571
From 1/1/02 to 12/31/02                                                             $1.035          $1.118            1,307
From 1/1/03 to 12/31/03                                                             $1.118          $1.134            1,017
From 1/1/04 to 12/31/04                                                             $1.134          $1.165             952
From 1/1/05 to 12/31/05                                                             $1.165          $1.178             917

FEDERATED HIGH INCOME BOND FUND II - PRIMARY SHARES
=============================================================================== =============== =============== ===================
From 4/11/01* to 12/31/01                                                           $1.000          $0.991              80
From 1/1/02 to 12/31/02                                                             $0.991          $0.996             180
From 1/1/03 to 12/31/03                                                             $0.996          $1.206             157
From 1/1/04 to 12/31/04                                                             $1.206          $1.320             124
From 1/1/05 to 12/31/05                                                             $1.320          $1.343             138


*Date subaccount began operations

                                                                                  SUBACCOUNT      SUBACCOUNT          UNITS
                                                                                  UNIT VALUE      UNIT VALUE      OUTSTANDING AT
                                                                                  BEGINNING          END          END OF PERIOD
                                  SUBACCOUNT                                      OF PERIOD       OF PERIOD        (THOUSANDS)
------------------------------------------------------------------------------- --------------- --------------- -------------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS
=============================================================================== =============== =============== ===================
From 3/9/01* to 12/31/01                                                            $1.000          $0.936              78
From 1/1/02 to 12/31/02                                                             $0.936          $0.840             126
From 1/1/03 to 12/31/03                                                             $0.840          $1.069             185
From 1/1/04 to 12/31/04                                                             $1.069          $1.222             275
From 1/1/05 to 12/31/05                                                             $1.222          $1.415             432

FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO - SERVICE CLASS
=============================================================================== =============== =============== ===================
From 2/2/01* to 12/31/01                                                            $1.000          $0.841              29
From 1/1/02 to 12/31/02                                                             $0.841          $0.651             100
From 1/1/03 to 12/31/03                                                             $0.651          $0.836              65
From 1/1/04 to 12/31/04                                                             $0.836          $0.887              64
From 1/1/05 to 12/31/05                                                             $0.887          $0.957             118

FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS
=============================================================================== =============== =============== ===================
From 3/9/01* to 12/31/01                                                            $1.000          $0.889              87
From 1/1/02 to 12/31/02                                                             $0.889          $0.615             298
From 1/1/03 to 12/31/03                                                             $0.615          $0.809             420
From 1/1/04 to 12/31/04                                                             $0.809          $0.828             463
From 1/1/05 to 12/31/05                                                             $0.828          $0.868             405

LORD ABBETT BOND-DEBENTURE PORTFOLIO - CLASS VC
=============================================================================== =============== =============== ===================
From 4/29/05* to 12/31/05                                                           $0.978          $1.024             127

LORD ABBETT GROWTH AND INCOME PORTFOLIO - CLASS VC
=============================================================================== =============== =============== ===================
From 4/15/05* to 12/31/05                                                           $0.969          $1.052             193

LORD ABBETT MID-CAP VALUE PORTFOLIO - CLASS VC
=============================================================================== =============== =============== ===================
From 4/29/05* to 12/31/05                                                           $0.958          $1.085              30

MUTUAL SHARES SECURITIES FUND - CLASS 2
=============================================================================== =============== =============== ===================
From 5/1/01* to 12/31/01                                                            $1.000          $0.991             120
From 1/1/02 to 12/31/02                                                             $0.991          $0.866             177
From 1/1/03 to 12/31/03                                                             $0.866          $1.075             268
From 1/1/04 to 12/31/04                                                             $1.075          $1.199             271
From 1/1/05 to 12/31/05                                                             $1.199          $1.314             232

PHOENIX MID-CAP GROWTH SERIES
=============================================================================== =============== =============== ===================
From 3/27/01* to 12/31/01                                                           $1.000          $0.894             363
From 1/1/02 to 12/31/02                                                             $0.894          $0.598             557
From 1/1/03 to 12/31/03                                                             $0.598          $0.763             534
From 1/1/04 to 12/31/04                                                             $0.763          $0.807             534
From 1/1/05 to 12/31/05                                                             $0.807          $0.833             396

PHOENIX STRATEGIC THEME SERIES
=============================================================================== =============== =============== ===================
From 1/30/01* to 12/31/01                                                           $1.000          $0.683             394
From 1/1/02 to 12/31/02                                                             $0.683          $0.440             652
From 1/1/03 to 12/31/03                                                             $0.440          $0.599             674
From 1/1/04 to 12/31/04                                                             $0.599          $0.626             520
From 1/1/05 to 12/31/05                                                             $0.626          $0.627             277


*Date subaccount began operations

                                                                                  SUBACCOUNT      SUBACCOUNT          UNITS
                                                                                  UNIT VALUE      UNIT VALUE      OUTSTANDING AT
                                                                                  BEGINNING          END          END OF PERIOD
                                  SUBACCOUNT                                      OF PERIOD       OF PERIOD        (THOUSANDS)
------------------------------------------------------------------------------- --------------- --------------- -------------------
PHOENIX-ABERDEEN INTERNATIONAL SERIES
=============================================================================== =============== =============== ===================
From 1/30/01* to 12/31/01                                                           $1.000          $0.752             238
From 1/1/02 to 12/31/02                                                             $0.752          $0.635             337
From 1/1/03 to 12/31/03                                                             $0.635          $0.829             328
From 1/1/04 to 12/31/04                                                             $0.829          $0.993             410
From 1/1/05 to 12/31/05                                                             $0.993          $1.166             401

PHOENIX-AIM GROWTH SERIES
=============================================================================== =============== =============== ===================
From 6/5/01* to 12/31/01                                                            $1.000          $0.808             248
From 1/1/02 to 12/31/02                                                             $0.808          $0.570             701
From 1/1/03 to 12/31/03                                                             $0.570          $0.682             685
From 1/1/04 to 12/31/04                                                             $0.682          $0.704             701
From 1/1/05 to 12/31/05                                                             $0.704          $0.760             525

PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX SERIES
=============================================================================== =============== =============== ===================
From 3/14/01* to 12/31/01                                                           $1.000          $1.004              96
From 1/1/02 to 12/31/02                                                             $1.004          $0.759             237
From 1/1/03 to 12/31/03                                                             $0.759          $0.950             227
From 1/1/04 to 12/31/04                                                             $0.950          $1.034             154
From 1/1/05 to 12/31/05                                                             $1.034          $1.062             118

PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES
=============================================================================== =============== =============== ===================
From 3/27/01* to 12/31/01                                                           $1.000          $1.015              91
From 1/1/02 to 12/31/02                                                             $1.015          $1.223             158
From 1/1/03 to 12/31/03                                                             $1.223          $1.676             167
From 1/1/04 to 12/31/04                                                             $1.676          $2.238             170
From 1/1/05 to 12/31/05                                                             $2.238          $2.553             231

PHOENIX-ENGEMANN CAPITAL GROWTH SERIES
=============================================================================== =============== =============== ===================
From 1/30/01* to 12/31/01                                                           $1.000          $0.631             585
From 1/1/02 to 12/31/02                                                             $0.631          $0.470            1,107
From 1/1/03 to 12/31/03                                                             $0.470          $0.589             948
From 1/1/04 to 12/31/04                                                             $0.589          $0.613             727
From 1/1/05 to 12/31/05                                                             $0.613          $0.630             590

PHOENIX-ENGEMANN GROWTH AND INCOME SERIES
=============================================================================== =============== =============== ===================
From 1/30/01* to 12/31/01                                                           $1.000          $0.878             143
From 1/1/02 to 12/31/02                                                             $0.878          $0.674             392
From 1/1/03 to 12/31/03                                                             $0.674          $0.851             377
From 1/1/04 to 12/31/04                                                             $0.851          $0.932             392
From 1/1/05 to 12/31/05                                                             $0.932          $0.968             273

PHOENIX-ENGEMANN SMALL-CAP GROWTH SERIES
=============================================================================== =============== =============== ===================
From 1/30/01* to 12/31/01                                                           $1.000          $0.690              55
From 1/1/02 to 12/31/02                                                             $0.690          $0.487             137
From 1/1/03 to 12/31/03                                                             $0.487          $0.707             135
From 1/1/04 to 12/31/04                                                             $0.707          $0.768              77
From 1/1/05 to 12/31/05                                                             $0.768          $0.833              76


*Date subaccount began operations

                                                                                  SUBACCOUNT      SUBACCOUNT          UNITS
                                                                                  UNIT VALUE      UNIT VALUE      OUTSTANDING AT
                                                                                  BEGINNING          END          END OF PERIOD
                                  SUBACCOUNT                                      OF PERIOD       OF PERIOD        (THOUSANDS)
------------------------------------------------------------------------------- --------------- --------------- -------------------
PHOENIX-ENGEMANN STRATEGIC ALLOCATION SERIES
=============================================================================== =============== =============== ===================
From 3/30/01* to 12/31/01                                                           $1.000          $1.061             328
From 1/1/02 to 12/31/02                                                             $1.061          $0.930             818
From 1/1/03 to 12/31/03                                                             $0.930          $1.105             850
From 1/1/04 to 12/31/04                                                             $1.105          $1.176             776
From 1/1/05 to 12/31/05                                                             $1.176          $1.187             610

PHOENIX-ENGEMANN VALUE EQUITY SERIES
=============================================================================== =============== =============== ===================
From 3/9/01* to 12/31/01                                                            $1.000          $0.841             758
From 1/1/02 to 12/31/02                                                             $0.841          $0.650            1,283
From 1/1/03 to 12/31/03                                                             $0.650          $0.798            1,541
From 1/1/04 to 12/31/04                                                             $0.798          $0.893            1,534
From 1/1/05 to 12/31/05                                                             $0.893          $0.933            1,280

PHOENIX-GOODWIN MONEY MARKET SERIES
=============================================================================== =============== =============== ===================
From 3/20/01* to 12/31/01                                                           $1.000          $1.019             356
From 1/1/02 to 12/31/02                                                             $1.019          $1.024             246
From 1/1/03 to 12/31/03                                                             $1.024          $1.022             242
From 1/1/04 to 12/31/04                                                             $1.022          $1.021             229
From 1/1/05 to 12/31/05                                                             $1.021          $1.037             264

PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES
=============================================================================== =============== =============== ===================
From 4/2/01* to 12/31/01                                                            $1.000          $1.023             175
From 1/1/02 to 12/31/02                                                             $1.023          $1.115             537
From 1/1/03 to 12/31/03                                                             $1.115          $1.266             522
From 1/1/04 to 12/31/04                                                             $1.266          $1.340             926
From 1/1/05 to 12/31/05                                                             $1.340          $1.352             909
PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND SERIES
=============================================================================== =============== =============== ===================
From 6/3/03* to 12/31/03                                                            $1.000          $1.074            1,004
From 1/1/04 to 12/31/04                                                             $1.074          $1.069              4
From 1/1/05 to 12/31/05                                                             $1.069          $1.074              35

PHOENIX-KAYNE RISING DIVIDENDS SERIES
=============================================================================== =============== =============== ===================
From 10/27/03* to 12/31/03                                                          $1.000          $1.136              2
From 1/1/04 to 12/31/04                                                             $1.136          $1.184              23
From 1/1/05 to 12/31/05                                                             $1.184          $1.163              42

PHOENIX-KAYNE SMALL CAP QUALITY VALUE SERIES
=============================================================================== =============== =============== ===================
From 1/7/05* to 12/31/05                                                            $1.427          $1.616              17

PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT SERIES
=============================================================================== =============== =============== ===================
From 12/31/02* to 12/31/02                                                          $1.000          $0.954             0.2
From 1/1/03 to 12/31/03                                                             $0.954          $1.228              2
From 1/1/04 to 12/31/04                                                             $1.228          $1.410              4
From 1/1/05 to 12/31/05                                                             $1.410          $1.518             163


*Date subaccount began operations


                                                                                  SUBACCOUNT      SUBACCOUNT          UNITS
                                                                                  UNIT VALUE      UNIT VALUE      OUTSTANDING AT
                                                                                  BEGINNING          END          END OF PERIOD
                                  SUBACCOUNT                                      OF PERIOD       OF PERIOD        (THOUSANDS)
------------------------------------------------------------------------------- --------------- --------------- -------------------
PHOENIX-NORTHERN DOW 30 SERIES
=============================================================================== =============== =============== ===================
From 5/2/01* to 12/31/01                                                            $1.000          $0.922             191
From 1/1/02 to 12/31/02                                                             $0.922          $0.772             296
From 1/1/03 to 12/31/03                                                             $0.772          $0.975             250
From 1/1/04 to 12/31/04                                                             $0.975          $1.011             229
From 1/1/05 to 12/31/05                                                             $1.011          $1.012             155

PHOENIX-NORTHERN NASDAQ-100 INDEX(R) SERIES
=============================================================================== =============== =============== ===================
From 3/14/01* to 12/31/01                                                           $1.000          $1.028              47
From 1/1/02 to 12/31/02                                                             $1.028          $0.636              49
From 1/1/03 to 12/31/03                                                             $0.636          $0.938              49
From 1/1/04 to 12/31/04                                                             $0.938          $1.023              49
From 1/1/05 to 12/31/05                                                             $1.023          $1.026              49

PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES
=============================================================================== =============== =============== ===================
From 3/14/01* to 12/31/01                                                           $1.000          $1.252              78
From 1/1/02 to 12/31/02                                                             $1.252          $1.135             231
From 1/1/03 to 12/31/03                                                             $1.135          $1.585             241
From 1/1/04 to 12/31/04                                                             $1.585          $1.891             263
From 1/1/05 to 12/31/05                                                             $1.891          $2.019             300

PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES
=============================================================================== =============== =============== ===================
From 4/11/01* to 12/31/01                                                           $1.000          $1.139              61
From 1/1/02 to 12/31/02                                                             $1.139          $1.033             197
From 1/1/03 to 12/31/03                                                             $1.033          $1.472             271
From 1/1/04 to 12/31/04                                                             $1.472          $1.790             245
From 1/1/05 to 12/31/05                                                             $1.790          $1.906             278

RYDEX VARIABLE TRUST SECTOR ROTATION FUND
=============================================================================== =============== =============== ===================
From 10/13/05* to 12/31/05                                                          $1.316          $1.428              7

SCUDDER VIT EQUITY 500 INDEX FUND - CLASS A
=============================================================================== =============== =============== ===================
From 1/9/02* to 12/31/02                                                            $1.000          $0.820              42
From 1/1/03 to 12/31/03                                                             $0.820          $1.041              47
From 1/1/04 to 12/31/04                                                             $1.041          $1.141              93
From 1/1/05 to 12/31/05                                                             $1.141          $1.183             102

TECHNOLOGY PORTFOLIO - CLASS I
=============================================================================== =============== =============== ===================
From 2/2/01* to 12/31/01                                                            $1.000          $0.479             117
From 1/1/02 to 12/31/02                                                             $0.479          $0.242             167
From 1/1/03 to 12/31/03                                                             $0.242          $0.355             118
From 1/1/04 to 12/31/04                                                             $0.355          $0.346              78
From 1/1/05 to 12/31/05                                                             $0.346          $0.342              76

TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
=============================================================================== =============== =============== ===================
From 3/5/01* to 12/31/01                                                            $1.000          $0.973             0.1
From 1/1/02 to 12/31/02                                                             $0.973          $0.963             0.3
From 1/1/03 to 12/31/03                                                             $0.963          $1.460             0.4
From 1/1/04 to 12/31/04                                                             $1.460          $1.805              0
From 1/1/05 to 12/31/05                                                             $1.805          $2.279             0.4


*Date subaccount began operations


                                                                                  SUBACCOUNT      SUBACCOUNT          UNITS
                                                                                  UNIT VALUE      UNIT VALUE      OUTSTANDING AT
                                                                                  BEGINNING          END          END OF PERIOD
                                  SUBACCOUNT                                      OF PERIOD       OF PERIOD        (THOUSANDS)
------------------------------------------------------------------------------- --------------- --------------- -------------------
TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
=============================================================================== =============== =============== ===================
From 3/27/01* to 12/31/01                                                           $1.000          $0.938              98
From 1/1/02 to 12/31/02                                                             $0.938          $0.757             280
From 1/1/03 to 12/31/03                                                             $0.757          $0.992             289
From 1/1/04 to 12/31/04                                                             $0.992          $1.166             286
From 1/1/05 to 12/31/05                                                             $1.166          $1.273             231

TEMPLETON GLOBAL ASSET ALLOCATION FUND - CLASS 2
=============================================================================== =============== =============== ===================
From 3/5/01* to 12/31/01                                                            $1.000          $0.908              82
From 1/1/02 to 12/31/02                                                             $0.908          $0.860              85
From 1/1/03 to 12/31/03                                                             $0.860          $1.124              55
From 1/1/04 to 12/31/04                                                             $1.124          $1.290              37
From 1/1/05 to 12/31/05                                                             $1.290          $1.323              37

TEMPLETON GROWTH SECURITIES FUND - CLASS 2
=============================================================================== =============== =============== ===================
From 4/16/01* to 12/31/01                                                           $1.000          $1.015              38
From 1/1/02 to 12/31/02                                                             $1.015          $0.819              82
From 1/1/03 to 12/31/03                                                             $0.819          $1.073              87
From 1/1/04 to 12/31/04                                                             $1.073          $1.234              85
From 1/1/05 to 12/31/05                                                             $1.234          $1.331             111

WANGER INTERNATIONAL SELECT
=============================================================================== =============== =============== ===================
From 4/12/01* to 12/31/01                                                           $1.000          $0.899              20
From 1/1/02 to 12/31/02                                                             $0.899          $0.755              40
From 1/1/03 to 12/31/03                                                             $0.755          $1.057              45
From 1/1/04 to 12/31/04                                                             $1.057          $1.302              33
From 1/1/05 to 12/31/05                                                             $1.302          $1.502              43

WANGER INTERNATIONAL SMALL CAP
=============================================================================== =============== =============== ===================
From 1/30/01* to 12/31/01                                                           $1.000          $0.763             213
From 1/1/02 to 12/31/02                                                             $0.763          $0.652             354
From 1/1/03 to 12/31/03                                                             $0.652          $0.961             324
From 1/1/04 to 12/31/04                                                             $0.961          $1.241             303
From 1/1/05 to 12/31/05                                                             $1.241          $1.495             291

WANGER SELECT
=============================================================================== =============== =============== ===================
From 3/27/01* to 12/31/01                                                           $1.000          $1.157              12
From 1/1/02 to 12/31/02                                                             $1.157          $1.060              26
From 1/1/03 to 12/31/03                                                             $1.060          $1.373              30
From 1/1/04 to 12/31/04                                                             $1.373          $1.623              37
From 1/1/05 to 12/31/05                                                             $1.623          $1.777              37

WANGER U.S. SMALLER COMPANIES
=============================================================================== =============== =============== ===================
From 1/30/01* to 12/31/01                                                           $1.000          $1.084             212
From 1/1/02 to 12/31/02                                                             $1.084          $0.894             482
From 1/1/03 to 12/31/03                                                             $0.984          $1.268             479
From 1/1/04 to 12/31/04                                                             $1.268          $1.487              44
From 1/1/05 to 12/31/05                                                             $1.487          $1.640             431


*Date subaccount began operations


CONTRACTS WITH DEATH BENEFIT OPTION 2

                                                                                  SUBACCOUNT      SUBACCOUNT          UNITS
                                                                                  UNIT VALUE      UNIT VALUE      OUTSTANDING AT
                                                                                  BEGINNING          END          END OF PERIOD
                                  SUBACCOUNT                                      OF PERIOD       OF PERIOD        (THOUSANDS)
------------------------------------------------------------------------------- --------------- --------------- -------------------
AIM V.I. CAPITAL APPRECIATION FUND - CLASS I
=============================================================================== =============== =============== ===================
From 5/30/01* to 12/31/01                                                           $1.000          $0.939              58
From 1/1/02 to 12/31/02                                                             $0.939          $0.653             155
From 1/1/03 to 12/31/03                                                             $0.653          $0.836             128
From 1/1/04 to 12/31/04                                                             $0.836          $0.880             126
From 1/1/05 to 12/31/05                                                             $0.880          $0.946             120

AIM V.I. MID CAP CORE EQUITY FUND - CLASS I
=============================================================================== =============== =============== ===================
From 1/1/04* to 12/31/04                                                            $1.000          $1.016             128
From 1/1/05 to 12/31/05                                                             $1.016          $1.080             127

AIM V.I. PREMIER EQUITY FUND - CLASS I
=============================================================================== =============== =============== ===================
From 7/23/01* to 12/31/01                                                           $1.000          $0.919              73
From 1/1/02 to 12/31/02                                                             $0.919          $0.646              77
From 1/1/03 to 12/31/03                                                             $0.646          $0.798              97
From 1/1/04 to 12/31/04                                                             $0.798          $0.834              99
From 1/1/05 to 12/31/05                                                             $0.834          $0.870              84

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO - CLASS O
=============================================================================== =============== =============== ===================
From 2/22/01* to 12/31/01                                                           $1.000          $0.889              12
From 1/1/02 to 12/31/02                                                             $0.889          $0.599             171
From 1/1/03 to 12/31/03                                                             $0.599          $0.798             290
From 1/1/04 to 12/31/04                                                             $0.798          $0.852             199
From 1/1/05 to 12/31/05                                                             $0.852          $0.963             199

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
=============================================================================== =============== =============== ===================
From 3/2/01* to 12/31/01                                                            $1.000          $1.037             233
From 1/1/02 to 12/31/02                                                             $1.037          $1.116             742
From 1/1/03 to 12/31/03                                                             $1.116          $1.129             728
From 1/1/04 to 12/31/04                                                             $1.129          $1.155             638
From 1/1/05 to 12/31/05                                                             $1.155          $1.163             515

FEDERATED HIGH INCOME BOND FUND II - PRIMARY SHARES
=============================================================================== =============== =============== ===================
From 4/4/01* to 12/31/01                                                            $1.000          $0.976              67
From 1/1/02 to 12/31/02                                                             $0.976          $0.977             122
From 1/1/03 to 12/31/03                                                             $0.977          $1.178             113
From 1/1/04 to 12/31/04                                                             $1.178          $1.286             100
From 1/1/05 to 12/31/05                                                             $1.286          $1.303             125

FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS
=============================================================================== =============== =============== ===================
From 2/27/01* to 12/31/01                                                           $1.000          $0.937              83
From 1/1/02 to 12/31/02                                                             $0.937          $0.838             165
From 1/1/03 to 12/31/03                                                             $0.838          $1.063             184
From 1/1/04 to 12/31/04                                                             $1.063          $1.210             258
From 1/1/05 to 12/31/05                                                             $1.210          $1.397             374


*Date subaccount began operations


                                                                                  SUBACCOUNT      SUBACCOUNT          UNITS
                                                                                  UNIT VALUE      UNIT VALUE      OUTSTANDING AT
                                                                                  BEGINNING          END          END OF PERIOD
                                  SUBACCOUNT                                      OF PERIOD       OF PERIOD        (THOUSANDS)
------------------------------------------------------------------------------- --------------- --------------- -------------------
FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO - SERVICE CLASS
=============================================================================== =============== =============== ===================
From 3/9/01* to 12/31/01                                                            $1.000          $0.916              39
From 1/1/02 to 12/31/02                                                             $0.916          $0.707              76
From 1/1/03 to 12/31/03                                                             $0.707          $0.905              78
From 1/1/04 to 12/31/04                                                             $0.905          $0.957              78
From 1/1/05 to 12/31/05                                                             $0.957          $1.028              74

FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS
=============================================================================== =============== =============== ===================
From 2/1/01* to 12/31/01                                                            $1.000          $0.789              44
From 1/1/02 to 12/31/02                                                             $0.789          $0.544             143
From 1/1/03 to 12/31/03                                                             $0.544          $0.713             158
From 1/1/04 to 12/31/04                                                             $0.713          $0.727             174
From 1/1/05 to 12/31/05                                                             $0.727          $0.759             148

LAZARD RETIREMENT SMALL CAP PORTFOLIO
=============================================================================== =============== =============== ===================
From 4/29/05* to 12/31/05                                                           $0.979          $1.093              26

LORD ABBETT BOND-DEBENTURE PORTFOLIO - CLASS VC
=============================================================================== =============== =============== ===================
From 4/21/05* to 12/31/05                                                           $0.989          $1.022              37

LORD ABBETT GROWTH AND INCOME PORTFOLIO - CLASS VC
=============================================================================== =============== =============== ===================
From 4/15/05* to 12/31/05                                                           $0.968          $1.049              58

LORD ABBETT MID-CAP VALUE PORTFOLIO - CLASS VC
=============================================================================== =============== =============== ===================
From 4/21/05* to 12/31/05                                                           $0.968          $1.082              44

MUTUAL SHARES SECURITIES FUND - CLASS 2
=============================================================================== =============== =============== ===================
From 4/20/01* to 12/31/01                                                           $1.000          $0.997              30
From 1/1/02 to 12/31/02                                                             $0.997          $0.868              60
From 1/1/03 to 12/31/03                                                             $0.868          $1.073              90
From 1/1/04 to 12/31/04                                                             $1.073          $1.193             110
From 1/1/05 to 12/31/05                                                             $1.193          $1.302             165

PHOENIX MID-CAP GROWTH SERIES
=============================================================================== =============== =============== ===================
From 2/27/01* to 12/31/01                                                           $1.000          $0.725             507
From 1/1/02 to 12/31/02                                                             $0.725          $0.523             443
From 1/1/03 to 12/31/03                                                             $0.523          $0.665             463
From 1/1/04 to 12/31/04                                                             $0.665          $0.701             434
From 1/1/05 to 12/31/05                                                             $0.701          $0.721             425

PHOENIX STRATEGIC THEME SERIES
=============================================================================== =============== =============== ===================
From 2/13/01* to 12/31/01                                                           $1.000          $0.875              36
From 1/1/02 to 12/31/02                                                             $0.875          $0.465             732
From 1/1/03 to 12/31/03                                                             $0.465          $0.631             706
From 1/1/04 to 12/31/04                                                             $0.631          $0.657             615
From 1/1/05 to 12/31/05                                                             $0.657          $0.656             507

PHOENIX-ABERDEEN INTERNATIONAL SERIES
=============================================================================== =============== =============== ===================
From 3/5/01* to 12/31/01                                                            $1.000          $0.809             180
From 1/1/02 to 12/31/02                                                             $0.809          $0.681             343
From 1/1/03 to 12/31/03                                                             $0.681          $0.886             396
From 1/1/04 to 12/31/04                                                             $0.886          $1.057             505
From 1/1/05 to 12/31/05                                                             $1.057          $1.238             458


*Date subaccount began operations


                                                                                  SUBACCOUNT      SUBACCOUNT          UNITS
                                                                                  UNIT VALUE      UNIT VALUE      OUTSTANDING AT
                                                                                  BEGINNING          END          END OF PERIOD
                                  SUBACCOUNT                                      OF PERIOD       OF PERIOD        (THOUSANDS)
------------------------------------------------------------------------------- --------------- --------------- -------------------
PHOENIX-AIM GROWTH SERIES
=============================================================================== =============== =============== ===================
From 3/23/01* to 12/31/01                                                           $1.000          $0.926             207
From 1/1/02 to 12/31/02                                                             $0.926          $0.650             399
From 1/1/03 to 12/31/03                                                             $0.650          $0.776             369
From 1/1/04 to 12/31/04                                                             $0.776          $0.799             379
From 1/1/05 to 12/31/05                                                             $0.799          $0.859             304

PHOENIX-ALGER SMALL-CAP GROWTH SERIES
=============================================================================== =============== =============== ===================
From 1/1/04* to 12/31/04                                                            $1.000          $1.533              1
From 1/1/05 to 12/31/05                                                             $1.533          $1.751              1

PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX SERIES
=============================================================================== =============== =============== ===================
From 2/1/01* to 12/31/01                                                            $1.000          $0.833              61
From 1/1/02 to 12/31/02                                                             $0.833          $0.628              91
From 1/1/03 to 12/31/03                                                             $0.628          $0.782              91
From 1/1/04 to 12/31/04                                                             $0.782          $0.849              90
From 1/1/05 to 12/31/05                                                             $0.849          $0.869              68

PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES
=============================================================================== =============== =============== ===================
From 5/2/01* to 12/31/01                                                            $1.000          $1.081             110
From 1/1/02 to 12/31/02                                                             $1.081          $1.197             192
From 1/1/03 to 12/31/03                                                             $1.197          $1.634             183
From 1/1/04 to 12/31/04                                                             $1.634          $2.174             196
From 1/1/05 to 12/31/05                                                             $2.174          $2.471             175

PHOENIX-ENGEMANN CAPITAL GROWTH SERIES
=============================================================================== =============== =============== ===================
From 2/13/01* to 12/31/01                                                           $1.000          $0.700            1,157
From 1/1/02 to 12/31/02                                                             $0.700          $0.519            2,014
From 1/1/03 to 12/31/03                                                             $0.519          $0.649            1,998
From 1/1/04 to 12/31/04                                                             $0.649          $0.673            1,856
From 1/1/05 to 12/31/05                                                             $0.673          $0.689            1,508

PHOENIX-ENGEMANN GROWTH AND INCOME SERIES
=============================================================================== =============== =============== ===================
From 2/15/01* to 12/31/01                                                           $1.000          $0.900             460
From 1/1/02 to 12/31/02                                                             $0.900          $0.688             730
From 1/1/03 to 12/31/03                                                             $0.688          $0.866             553
From 1/1/04 to 12/31/04                                                             $0.866          $0.945             577
From 1/1/05 to 12/31/05                                                             $0.945          $0.978             466

PHOENIX-ENGEMANN SMALL-CAP GROWTH SERIES
=============================================================================== =============== =============== ===================
From 2/1/01* to 12/31/01                                                            $1.000          $0.683             270
From 1/1/02 to 12/31/02                                                             $0.683          $0.480             453
From 1/1/03 to 12/31/03                                                             $0.480          $0.695             662
From 1/1/04 to 12/31/04                                                             $0.695          $0.753             526
From 1/1/05 to 12/31/05                                                             $0.753          $0.813             453

PHOENIX-ENGEMANN STRATEGIC ALLOCATION SERIES
=============================================================================== =============== =============== ===================
From 3/28/01* to 12/31/01                                                           $1.000          $1.046             446
From 1/1/02 to 12/31/02                                                             $1.046          $0.913            1,448
From 1/1/03 to 12/31/03                                                             $0.913          $1.081            1,551
From 1/1/04 to 12/31/04                                                             $1.081          $1.147            1,507
From 1/1/05 to 12/31/05                                                             $1.147          $1.153            1,357


*Date subaccount began operations


                                                                                  SUBACCOUNT      SUBACCOUNT          UNITS
                                                                                  UNIT VALUE      UNIT VALUE      OUTSTANDING AT
                                                                                  BEGINNING          END          END OF PERIOD
                                  SUBACCOUNT                                      OF PERIOD       OF PERIOD        (THOUSANDS)
------------------------------------------------------------------------------- --------------- --------------- -------------------
PHOENIX-ENGEMANN VALUE EQUITY SERIES
=============================================================================== =============== =============== ===================
From 1/31/01* to 12/31/01                                                           $1.000          $0.842             399
From 1/1/02 to 12/31/02                                                             $0.842          $0.649             927
From 1/1/03 to 12/31/03                                                             $0.649          $0.794             898
From 1/1/04 to 12/31/04                                                             $0.794          $0.885             884
From 1/1/05 to 12/31/05                                                             $0.885          $0.922             686

PHOENIX-GOODWIN MONEY MARKET SERIES
=============================================================================== =============== =============== ===================
From 3/19/01* to 12/31/01                                                           $1.000          $1.014            1,090
From 1/1/02 to 12/31/02                                                             $1.014          $1.016             788
From 1/1/03 to 12/31/03                                                             $1.016          $1.010             409
From 1/1/04 to 12/31/04                                                             $1.010          $1.005             308
From 1/1/05 to 12/31/05                                                             $1.005          $1.018             278

PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES
=============================================================================== =============== =============== ===================
From 3/5/01* to 12/31/01                                                            $1.000          $1.006             230
From 1/1/02 to 12/31/02                                                             $1.006          $1.093             541
From 1/1/03 to 12/31/03                                                             $1.093          $1.237             554
From 1/1/04 to 12/31/04                                                             $1.237          $1.305             596
From 1/1/05 to 12/31/05                                                             $1.305          $1.311             541

PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND SERIES
=============================================================================== =============== =============== ===================
From 1/1/04* to 12/31/04                                                            $1.000          $1.063             102
From 1/1/05 to 12/31/05                                                             $1.063          $1.064             106

PHOENIX-KAYNE RISING DIVIDENDS SERIES
=============================================================================== =============== =============== ===================
From 9/9/02* to 12/31/02                                                            $1.000          $0.961              12
From 1/1/03 to 12/31/03                                                             $0.961          $1.130              12
From 1/1/04 to 12/31/04                                                             $1.130          $1.175              98
From 1/1/05 to 12/31/05                                                             $1.175          $1.149             136

PHOENIX-KAYNE SMALL-CAP QUALITY VALUE SERIES
=============================================================================== =============== =============== ===================
From 1/1/04* to 12/31/04                                                            $1.000          $1.482              1
From 1/1/05 to 12/31/05                                                             $1.482          $1.597              3

PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT SERIES
=============================================================================== =============== =============== ===================
From 12/30/03* to 12/31/03                                                          $1.000          $1.222              1
From 1/1/04 to 12/31/04                                                             $1.222          $1.398              11
From 1/1/05 to 12/31/05                                                             $1.398          $1.500              17

PHOENIX-NORTHERN DOW 30 SERIES
=============================================================================== =============== =============== ===================
From 2/15/01* to 12/31/01                                                           $1.000          $0.927              99
From 1/1/02 to 12/31/02                                                             $0.927          $0.774             296
From 1/1/03 to 12/31/03                                                             $0.774          $0.974             317
From 1/1/04 to 12/31/04                                                             $0.974          $1.006             201
From 1/1/05 to 12/31/05                                                             $1.006          $1.004             191

PHOENIX-NORTHERN NASDAQ-100 INDEX(R) SERIES
=============================================================================== =============== =============== ===================
From 3/28/01* to 12/31/01                                                           $1.000          $0.896             151
From 1/1/02 to 12/31/02                                                             $0.896          $0.552             276
From 1/1/03 to 12/31/03                                                             $0.552          $0.812             372
From 1/1/04 to 12/31/04                                                             $0.812          $0.882             616
From 1/1/05 to 12/31/05                                                             $0.882          $0.882             220


*Date subaccount began operations


                                                                                  SUBACCOUNT      SUBACCOUNT          UNITS
                                                                                  UNIT VALUE      UNIT VALUE      OUTSTANDING AT
                                                                                  BEGINNING          END          END OF PERIOD
                                  SUBACCOUNT                                      OF PERIOD       OF PERIOD        (THOUSANDS)
------------------------------------------------------------------------------- --------------- --------------- -------------------
PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES
=============================================================================== =============== =============== ===================
From 2/1/01* to 12/31/01                                                            $1.000          $1.177             315
From 1/1/02 to 12/31/02                                                             $1.177          $1.063             437
From 1/1/03 to 12/31/03                                                             $1.063          $1.479             306
From 1/1/04 to 12/31/04                                                             $1.479          $1.759             345
From 1/1/05 to 12/31/05                                                             $1.759          $1.871             359

PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES
=============================================================================== =============== =============== ===================
From 4/1/01* to 12/31/01                                                            $1.000          $1.170             238
From 1/1/02 to 12/31/02                                                             $1.170          $1.057             347
From 1/1/03 to 12/31/03                                                             $1.057          $1.502             276
From 1/1/04 to 12/31/04                                                             $1.502          $1.819             244
From 1/1/05 to 12/31/05                                                             $1.819          $1.931             238

RYDEX VARIABLE TRUST JUNO FUND
=============================================================================== =============== =============== ===================
From 8/1/03* to 12/31/03                                                            $1.000          $1.052              18
From 1/1/04 to 12/31/04                                                             $1.052          $0.928              18
From 1/1/05 to 12/31/05                                                             $0.928          $0.868              18

RYDEX VARIABLE TRUST SECTOR ROTATION FUND
=============================================================================== =============== =============== ===================
From 11/3/05* to 12/31/05                                                           $1.375          $1.415              9

SCUDDER VIT EQUITY 500 INDEX FUND - CLASS A
=============================================================================== =============== =============== ===================
From 3/19/02* to 12/31/02                                                           $1.000          $0.816              21
From 1/1/03 to 12/31/03                                                             $0.816          $1.033              34
From 1/1/04 to 12/31/04                                                             $1.033          $1.128             335
From 1/1/05 to 12/31/05                                                             $1.128          $1.166             293

TECHNOLOGY PORTFOLIO - CLASS I
=============================================================================== =============== =============== ===================
From 3/2/01* to 12/31/01                                                            $1.000          $0.676             172
From 1/1/02 to 12/31/02                                                             $0.676          $0.341             411
From 1/1/03 to 12/31/03                                                             $0.341          $0.497             423
From 1/1/04 to 12/31/04                                                             $0.497          $0.483             384
From 1/1/05 to 12/31/05                                                             $0.483          $0.475             453

TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
=============================================================================== =============== =============== ===================
From 5/2/01* to 12/31/01                                                            $1.000          $0.944              14
From 1/1/02 to 12/31/02                                                             $0.944          $0.931              18
From 1/1/03 to 12/31/03                                                             $0.931          $1.406              17
From 1/1/04 to 12/31/04                                                             $1.406          $1.732              16
From 1/1/05 to 12/31/05                                                             $1.732          $2.180              15

TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
=============================================================================== =============== =============== ===================
From 3/2/01* to 12/31/01                                                            $1.000          $0.850              71
From 1/1/02 to 12/31/02                                                             $0.850          $0.684             128
From 1/1/03 to 12/31/03                                                             $0.684          $0.893             130
From 1/1/04 to 12/31/04                                                             $0.893          $1.045             117
From 1/1/05 to 12/31/05                                                             $1.045          $1.137             132


*Date subaccount began operations


                                                                                  SUBACCOUNT      SUBACCOUNT          UNITS
                                                                                  UNIT VALUE      UNIT VALUE      OUTSTANDING AT
                                                                                  BEGINNING          END          END OF PERIOD
                                  SUBACCOUNT                                      OF PERIOD       OF PERIOD        (THOUSANDS)
------------------------------------------------------------------------------- --------------- --------------- -------------------
TEMPLETON GROWTH ASSET ALLOCATION FUND - CLASS 2
=============================================================================== =============== =============== ===================
From 11/2/01* to 12/31/01                                                           $1.000          $0.676              8
From 1/1/02 to 12/31/02                                                             $0.676          $0.904              22
From 1/1/03 to 12/31/03                                                             $0.904          $1.777              22
From 1/1/04 to 12/31/04                                                             $1.777          $1.346              22
From 1/1/05 to 12/31/05                                                             $1.346          $1.376              22

TEMPLETON GROWTH SECURITIES FUND - CLASS 2
=============================================================================== =============== =============== ===================
From 2/22/01* to 12/31/01                                                           $1.000          $0.983              33
From 1/1/02 to 12/31/02                                                             $0.983          $0.791              70
From 1/1/03 to 12/31/03                                                             $0.791          $1.032              94
From 1/1/04 to 12/31/04                                                             $1.032          $1.182             116
From 1/1/05 to 12/31/05                                                             $1.182          $1.271             119

WANGER INTERNATIONAL SELECT
=============================================================================== =============== =============== ===================
From 3/26/01* to 12/31/01                                                           $1.000          $0.902              65
From 1/1/02 to 12/31/02                                                             $0.902          $0.755              84
From 1/1/03 to 12/31/03                                                             $0.755          $1.052              77
From 1/1/04 to 12/31/04                                                             $1.052          $1.292              79
From 1/1/05 to 12/31/05                                                             $1.292          $1.486              88

WANGER INTERNATIONAL SMALL CAP
=============================================================================== =============== =============== ===================
From 2/22/01* to 12/31/01                                                           $1.000          $0.787             145
From 1/1/02 to 12/31/02                                                             $0.787          $0.670             327
From 1/1/03 to 12/31/03                                                             $0.670          $0.985             326
From 1/1/04 to 12/31/04                                                             $0.985          $1.267             357
From 1/1/05 to 12/31/05                                                             $1.267          $1.521             452

WANGER SELECT
=============================================================================== =============== =============== ===================
From 4/25/01* to 12/31/01                                                           $1.000          $1.138              11
From 1/1/02 to 12/31/02                                                             $1.138          $1.038             103
From 1/1/03 to 12/31/03                                                             $1.038          $1.340              97
From 1/1/04 to 12/31/04                                                             $1.340          $1.579             108
From 1/1/05 to 12/31/05                                                             $1.579          $1.723             129

WANGER U.S. SMALLER COMPANIES
=============================================================================== =============== =============== ===================
From 2/22/01* to 12/31/01                                                           $1.000          $1.098             264
From 1/1/02 to 12/31/02                                                             $1.098          $0.902             667
From 1/1/03 to 12/31/03                                                             $0.902          $1.275             765
From 1/1/04 to 12/31/04                                                             $1.275          $1.490             663
From 1/1/05 to 12/31/05                                                             $1.490          $1.637             593


*Date subaccount began operations
                                       C-12

                                                                     [VERSION D]

                            PHOENIX SPECTRUM EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
              ISSUED BY: PHOENIX LIFE INSURANCE COMPANY ("PHOENIX")


PROSPECTUS                                                           MAY 1, 2006


    This prospectus describes a variable and fixed accumulation deferred annuity contract offered to groups and individuals. The contract offers a variety of variable and fixed investment options. You may allocate premium payments and contract value to one or more of the subaccounts of the Phoenix Life Variable Accumulation Account ("Separate Account") and the Guaranteed Interest Account ("GIA"). The assets of each subaccount will be used to purchase, at net asset value, shares of a series in the following designated funds.


AIM VARIABLE INSURANCE FUNDS-SERIES I SHARES
---------------------------------------------
[diamond] AIM V.I. Capital Appreciation Fund
[diamond] AIM V.I. Core Equity Fund *
[diamond] AIM V.I. Mid Cap Core Equity Fund *

THE ALGER AMERICAN FUND-CLASS O SHARES
---------------------------------------
[diamond] Alger American Leveraged AllCap Portfolio *

DWS SCUDDER INVESTMENTS VIT FUNDS-CLASS A
------------------------------------------
[diamond] DWS Equity 500 Index VIP
          (f/k/a Scudder VIT Equity 500 Index Fund)

FEDERATED INSURANCE SERIES
--------------------------
[diamond] Federated Fund for U.S. Government Securities II
[diamond] Federated High Income Bond Fund II-Primary Shares

FIDELITY(R) VARIABLE INSURANCE PRODUCTS-SERVICE CLASS
------------------------------------------------------
[diamond] VIP Contrafund(R) Portfolio
[diamond] VIP Growth Opportunities Portfolio
[diamond] VIP Growth Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST-CLASS 2
-------------------------------------------------------------
[diamond] Franklin Income Securities Fund
[diamond] Mutual Shares Securities Fund
[diamond] Templeton Developing Markets Securities Fund
[diamond] Templeton Foreign Securities Fund
[diamond] Templeton Growth Securities Fund

LAZARD RETIREMENT SERIES
------------------------
[diamond] Lazard Retirement Small Cap Portfolio *

LORD ABBETT SERIES FUND, INC.-CLASS VC
---------------------------------------
[diamond] Bond-Debenture Portfolio
[diamond] Growth and Income Portfolio
[diamond] Mid-Cap Value Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST-CLASS S
---------------------------------------------------
[diamond] Neuberger Berman AMT Fasciano Portfolio
[diamond] Neuberger Berman AMT Guardian Portfolio

OPPENHEIMER VARIABLE ACCOUNT FUNDS-SERVICE SHARES
--------------------------------------------------
[diamond] Oppenheimer Capital Appreciation Fund/VA
[diamond] Oppenheimer Global Securities Fund/VA
[diamond] Oppenheimer Main Street Small Cap Fund/VA

THE PHOENIX EDGE SERIES FUND
----------------------------
[diamond] Phoenix Capital Growth Series
          (f/k/a Phoenix-Engemann Capital Growth Series)
[diamond] Phoenix Mid-Cap Growth Series
          (f/k/a Phoenix-Seneca Mid-Cap Growth Series)
[diamond] Phoenix Strategic Theme Series
          (f/k/a Phoenix-Seneca Strategic Theme Series)
[diamond] Phoenix-Aberdeen International Series
[diamond] Phoenix-AIM Growth Series
[diamond] Phoenix-Alger Small-Cap Growth Series
[diamond] Phoenix-Alliance/Bernstein Enhanced Index Series
[diamond] Phoenix-Duff & Phelps Real Estate Securities Series
[diamond] Phoenix-Engemann Growth and Income Series
[diamond] Phoenix-Engemann Small-Cap Growth Series
[diamond] Phoenix-Engemann Strategic Allocation Series
[diamond] Phoenix-Goodwin Money Market Series
[diamond] Phoenix-Goodwin Multi-Sector Fixed Income Series
[diamond] Phoenix-Goodwin Multi-Sector Short Term Bond Series
[diamond] Phoenix-Kayne Rising Dividends Series
[diamond] Phoenix-Kayne Small-Cap Quality Value Series
[diamond] Phoenix-Lazard International Equity Select Series
[diamond] Phoenix-Northern Dow 30 Series
[diamond] Phoenix-Northern Nasdaq-100 Index(R) Series
[diamond] Phoenix-Sanford Bernstein Mid-Cap Value Series
[diamond] Phoenix-Sanford Bernstein Small-Cap Value Series
[diamond] Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth [diamond] Phoenix-S&P Dynamic Asset Allocation Series: Growth
[diamond] Phoenix-S&P Dynamic Asset Allocation Series: Moderate
[diamond] Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth [diamond] Phoenix-Van Kampen Comstock Series
          (f/k/a Phoenix-Engemann Value Equity Series)

PIMCO VARIABLE INSURANCE TRUST-ADVISOR CLASS
---------------------------------------------
[diamond] PIMCO VIT CommodityRealReturn Strategy Portfolio
[diamond] PIMCO VIT Real Return Portfolio
[diamond] PIMCO VIT Total Return Portfolio

THE RYDEX VARIABLE TRUST
------------------------
[diamond] Rydex Variable Trust Juno Fund *
[diamond] Rydex Variable Trust Nova Fund *
[diamond] Rydex Variable Trust Sector Rotation Fund *

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.-CLASS II SHARES
--------------------------------------------------------
[diamond] Van Kampen UIF Equity and Income Portfolio

WANGER ADVISORS TRUST
---------------------
[diamond] Wanger International Select
[diamond] Wanger International Small Cap
[diamond] Wanger Select
[diamond] Wanger U.S. Smaller Companies

 *Closed to new investment on May 1, 2006. See Appendix A for more information.

The contract is not a deposit of any bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The contract may go down in value.

    The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities, nor passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

    Replacing any existing contract with this contract may not be to your advantage. You should carefully compare this contract with your existing one and you must also determine if the replacement will result in any tax liability.

    This prospectus provides information that you should know before investing. Keep this prospectus for future reference. A Statement of Additional Information ("SAI") dated May 1, 2006, is incorporated by reference and has been filed with the SEC and is available free of charge by contacting us at the address or phone number listed below. A table of contents of the SAI is available on the last page of this prospectus. If you have any questions, please contact:

[envelope] PHOENIX LIFE INSURANCE COMPANY           [telephone] TEL.800/541-0171
           Annuity Operations Division
           PO Box 8027
           Boston, MA 02266-8027

                            TABLE OF CONTENTS


Heading                                                            Page
-----------------------------------------------------------------------
GLOSSARY OF SPECIAL TERMS                                             3
SUMMARY OF EXPENSES                                                   5
CONTRACT SUMMARY                                                     11
FINANCIAL HIGHLIGHTS                                                 12
FINANCIAL STATEMENTS                                                 13
PERFORMANCE HISTORY                                                  13
THE VARIABLE ACCUMULATION ANNUITY                                    13
PHOENIX AND THE SEPARATE ACCOUNT                                     13
INVESTMENTS OF THE SEPARATE ACCOUNT                                  13
GIA                                                                  14
PURCHASE OF CONTRACTS                                                15
DEDUCTIONS AND CHARGES                                               16
   Annual Administrative Charge                                      16
   Daily Administrative Fee                                          16
   Guaranteed Minimum Accumulation Benefit Fee                       16
   Guaranteed Minimum Income Benefit Rider Fee                       16
   Mortality and Expense Risk Fee                                    16
   Tax                                                               17
   Transfer Charge                                                   17
   Reduced Fees, Credits and Excess Interest                         17
   Other Charges                                                     18
THE ACCUMULATION PERIOD                                              18
   Accumulation Units                                                18
   Accumulation Unit Values                                          18
   Internet, Interactive Voice Response and
      Telephone Transfers                                            18
   Disruptive Trading and Market Timing                              19
   Optional Programs and Benefits                                    20
   Surrender of Contract and Withdrawals                             24
   Contract Termination                                              24
   Payment Upon Death Before Maturity Date                           25
THE ANNUITY PERIOD                                                   26
   Annuity Payments                                                  26
   Annuity Payment Options                                           27
   Other Conditions                                                  29
   Payment Upon Death After Maturity Date                            29
VARIABLE ACCOUNT VALUATION PROCEDURES                                29
   Valuation Date                                                    29
   Valuation Period                                                  29
   Accumulation Unit Value                                           29
   Net Investment Factor                                             29
MISCELLANEOUS PROVISIONS                                             30
   Assignment                                                        30
   Death Benefit                                                     30
   Payment Deferral                                                  30
   Free Look Period                                                  30
   Amendments to Contracts                                           30
   Substitution of Fund Shares                                       30
   Ownership of the Contract                                         30
FEDERAL INCOME TAXES                                                 30
   Introduction                                                      30
   Income Tax Status                                                 31
   Taxation of Annuities in General--Nonqualified Plans              31
   Additional Considerations                                         32
   Owner Control                                                     33
   Diversification Standards                                         33
   Taxation of Annuities in General--Qualified Plans                 34
SALES OF VARIABLE ACCUMULATION CONTRACTS                             37
SERVICING AGENT                                                      38
STATE REGULATION                                                     38
REPORTS                                                              38
VOTING RIGHTS                                                        38
TEXAS OPTIONAL RETIREMENT PROGRAM                                    38
LEGAL MATTERS                                                        38
SAI TABLE OF CONTENTS                                                39
APPENDIX A-INVESTMENT OPTIONS                                       A-1
APPENDIX B-DEDUCTIONS FOR TAXES                                     B-1
APPENDIX C-FINANCIAL HIGHLIGHTS                                     C-1

GLOSSARY OF SPECIAL TERMS
--------------------------------------------------------------------------------
The following is a list of terms and their meanings when used in this prospectus.

ACCOUNT VALUE: The value of all assets held in the Separate Account.

ACCUMULATION UNIT: A standard of measurement for each subaccount used to determine the value of a contract and the interest in the subaccounts prior to the maturity date and amounts held under Annuity Payment Option L.

ACCUMULATION UNIT VALUE: The value of one accumulation unit was set at $1.000 on the date assets were first allocated to each subaccount. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period just ended.

ANNUITANT(S)/JOINT ANNUITANT: There may be one or two annuitants. One is the primary annuitant and the other is considered to be the joint annuitant. Prior to the maturity date, the annuitants may be changed. However, there may be tax consequences.

ANNUITY PAYMENT OPTION: The provisions under which we make a series of annuity payments to the annuitant or other payee, such as Life Annuity with Ten Years Certain. See "Annuity Payment Options."

ANNUITY UNIT: A standard of measurement used in determining the amount of each periodic payment under the variable Annuity Payment Options I, J, K, M and N. The number of annuity units in each subaccount with assets under the chosen option is equal to the portion of the first payment provided by that subaccount divided by the annuity unit value for that subaccount on the first payment calculation date.

ANNUITY UNIT VALUE: On the first valuation date selected by us, we set all annuity unit values in each subaccount of the Separate Account at $1.00. The annuity unit value on any subsequent valuation date is equal to the annuity unit value of the subaccount on the immediately preceding valuation date multiplied by the net investment factor for that subaccount for the valuation period divided by 1.00 plus the rate of interest for the number of days in the valuation period based on the assumed investment rate.

CLAIM DATE: The valuation date following receipt of a certified copy of the death certificate at our Annuity Operations Division.

CONTRACT DATE: The date that the initial premium payment is invested under a contract.

CONTRACT OWNER (OWNER, YOU, YOUR): Usually the person or entity to whom we issue the contract.

CONTRACT VALUE: Prior to the maturity date, the sum of all accumulation units held in the subaccounts of the Separate Account and the value held in the GIA. For Tax-sheltered Annuity plans (as described in Internal Revenue Code (IRC)
Section 403(b)) with loans, the contract value is the sum of all accumulation units held in the subaccounts of the Account and the value held in the GIA plus the value held in the Loan Security Account, and less any Loan Debt.

DEATH BENEFIT OPTIONS: The selected death benefit option determines the method of death benefit calculation upon death of the owner or if there are more than one owner on the earliest death of any of the owners.

FIXED PAYMENT ANNUITY: An annuity payment option providing payments with a fixed dollar amount after the first payment is made.

GIA: An investment option under which premium amounts are guaranteed to earn a fixed rate of interest.

MATURITY DATE: The date elected by the owner as to when annuity payments will begin. Unless we agree otherwise, the maturity date will not be any earlier than the fifth contract anniversary and no later than the younger annuitant's 95th birthday or ten years from the contract date. The election is subject to certain conditions described in "The Annuity Period." If more than one annuitant, the primary annuitant's age will be used to determine that maturity date.

MINIMUM GUARANTEED INTEREST RATE: The minimum interest rate credited to amounts held in the GIA. This rate will never be less than the statutory required minimum interest rate under applicable state insurance law.

MINIMUM INITIAL PAYMENT: The amount that you pay when you purchase a contract. We require minimum initial premium payments of:


[diamond] Nonqualified plans--$10,0005,000
[diamond] Bank draft program--$50
[diamond] Qualified plans--$2,000


MINIMUM SUBSEQUENT PAYMENT: The least amount that you may pay when you make any subsequent payments, after the minimum initial payment (see above). The minimum subsequent payment for the following contracts:

[diamond] Non-qualified plans--$500
[diamond] Individual Retirement Annuity (Rollover IRA only)--$100
[diamond] Bank draft program--$50

NET ASSET VALUE: Net asset value of a series' shares is computed by dividing the value of the net assets of the series by the total number of series outstanding shares.

PAYMENT UPON DEATH: The obligation of Phoenix under a contract to make a payment on the death of the owner or annuitant anytime: (a) before the maturity date of a contract (see "Payment Upon Death Before Maturity Date") or (b) after the maturity date of a contract (see "Payment Upon Death After Maturity Date").

PHOENIX (OUR, US, WE, COMPANY): Phoenix Life Insurance Company.

SERIES: A separate investment portfolio of a fund.

VALUATION DATE: A valuation date is every day the New York Stock Exchange ("NYSE") is open for trading and Phoenix is open for business.

VARIABLE PAYMENT ANNUITY: An annuity payment option providing payments that vary with the investment experience of the subaccounts.

SUMMARY OF EXPENSES
--------------------------------------------------------------------------------


    The following tables describe the fees and expenses that you will pay when owning and surrendering the contract. There are no additional fees, other than the contract fees set forth below, charged at the time you purchase this contract.


--------------------------------------------------------------------------------
CONTRACT OWNER TRANSACTION EXPENSES
   Deferred Surrender Charge (as a percentage of amount surrendered:
      Age of Premium Payment in Complete Years 0 ...................        7%
      Age of Premium Payment in Complete Years 1 ...................        6%
      Age of Premium Payment in Complete Years 2 ...................        5%
      Age of Premium Payment in Complete Years 3 ...................        4%
      Age of Premium Payment in Complete Years 4 ...................        3%
      Age of Premium Payment in Complete Years 5 ...................        2%
      Age of Premium Payment in Complete Years 6 ...................        1%
      Age of Premium Payment in Complete Years 7+ ..................      None

   Transfer Charge (1)
      Current ......................................................      None
      Maximum ......................................................       $20


This table describes the fees and expenses that you will pay at the time that you surrender the contract or transfer value between the subaccounts. State premium taxes may also be deducted.
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
ANNUAL ADMINISTRATIVE CHARGE
   Current(2)                                                              $35

   Maximum                                                                 $35
MAXIMUM ANNUAL SEPARATE ACCOUNT EXPENSES (as a
   percentage of average account value)

   DEATH BENEFIT OPTION 1 - RETURN OF PREMIUM
   ------------------------------------------
   Mortality and Expense Risk Fee ..................................     .975%
   Daily Administrative Fee ........................................     .125%
                                                                        ------
   Total Annual Separate Account Expenses ..........................    1.100%

   DEATH BENEFIT OPTION 2 - ANNUAL STEP-UP
   ---------------------------------------
   Mortality and Expense Risk Fee ..................................    1.125%
   Daily Administrative Fee ........................................     .125%
                                                                        ------
   Total Annual Separate Account Expenses ..........................    1.250%

   DEATH BENEFIT OPTION 3 - RELIEF AMOUNT (3)
   -----------------------------------------
   Mortality and Expense Risk Fee ..................................    1.275%
   Daily Administrative Fee ........................................     .125%
                                                                        ------
   Total Annual Separate Account Expenses ..........................    1.400%

This table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including annual fund fees and expenses.
--------------------------------------------------------------------------------

(1) We reserve the right to impose a transfer charge of up to $20 per transfer after the first 12 transfers in each contract year. See "Transfer Charge."
(2) This charge is deducted annually on the contract anniversary on a pro rata basis from the investment options selected. See "Deductions and Charges."
(3) This death benefit option is subject to state approval.

--------------------------------------------------------------------------------


                              OPTIONAL BENEFIT FEES
                              ---------------------

    This table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including annual fund fees and expenses, if you elect an optional benefit. These fees are charged in addition to the maximum annual Separate Account Expenses.

--------------------------------------------------------------------------------

    Since you can only elect one guaranteed benefit option, you should consult with your financial advisor as to whether the GMAB or the GMIB fits your particular needs.

--------------------------------------------------------------------------------

GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB)
FEE(1) (as a percentage of the greater of the Guaranteed Amount or Contract Value)

   Current .........................................................    0.500%
   Maximum .........................................................    1.000%

GUARANTEED MINIMUM INCOME BENEFIT (GMIB) FEE(2)
(as a percentage of the Guaranteed Annuitization Value)

   Current .........................................................    0.600%
   Maximum .........................................................    1.000%

--------------------------------------------------------------------------------
(1) The Guaranteed Minimum Accumulation Benefit fee is deducted annually on the contract anniversary, only if the benefit is selected. The fee percentage is locked in at the time you elect the benefit. See "Optional Programs and Benefits."
(2) The Guaranteed Minimum Income Benefit fee is deducted annually on the contract anniversary only if the benefit is selected. The fee percentage is locked in at the time you elect the benefit. See "Optional Programs and Benefits."

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES

                                      Minimum        Maximum
                                      -------        -------
   Total Annual Fund Operating
   Expenses (expenses that are
   deducted from the fund assets
   include management fees,
   12b-1 fees and other expenses) ...  0.34%          5.11%

This table shows the minimum and maximum total operating expense, as a percentage of daily net assets for the year ended 12/31/05, charged by the fund companies that you may pay periodically during the time that you own the contract. More detail concerning the funds' fees and total and net fund operating expenses can be found after the Expense Examples and are contained in the fund prospectuses.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EXPENSE EXAMPLES


If you surrender or annuitize your contract at the end of the applicable time period, your maximum costs would be:

DEATH BENEFIT OPTION 1
----------------------

     1 Year   3 Years   5 Years   10 Years
     -------------------------------------
     $1,306    $2,443    $3,531     $6,235

DEATH BENEFIT OPTION 2
----------------------

     1 Year   3 Years   5 Years   10 Years
     -------------------------------------
     $1,321    $2,482    $3,320     $6,325

DEATH BENEFIT OPTION 3
----------------------

     1 Year   3 Years   5 Years   10 Years
     -------------------------------------
     $1,335    $2,521    $3,649     $6,413

If you do not surrender or annuitize your contract at the end of the applicable time period, your maximum costs would be:

DEATH BENEFIT OPTION 1
----------------------

     1 Year   3 Years   5 Years   10 Years
     -------------------------------------
       $676    $1,993    $3,261     $6,235

DEATH BENEFIT OPTION 2
----------------------

     1 Year   3 Years   5 Years   10 Years
     -------------------------------------
       $691    $2,032    $3,320     $6,325

DEATH BENEFIT OPTION 3
----------------------

     1 Year   3 Years   5 Years   10 Years
     -------------------------------------
       $705    $2,071    $3,379     $6,413

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, separate account annual expenses, maximum of all applicable riders and benefit fees, and the maximum fund fees and expenses that were charged for the year ended 12/31/05.

The examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the funds and that you have allocated all of your contract value to the fund with the maximum total operating expenses. Although your actual costs may be higher or lower based on these assumptions, your costs are shown in the table to the left.
--------------------------------------------------------------------------------

ANNUAL FUND EXPENSES (as a percentage of fund average net assets for the year ended 12/31/05)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                   Rule
                                                      Investment 12b-1 or     Other                    Contractual     Total Net
                                                      Management  Service   Operating  Total Annual  Reimbursements     Annual
                       Series                            Fee       Fees     Expenses   Fund Expenses    & Waivers    Fund Expenses
-----------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS-I SHARES
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                       0.61        -        0.29         0.90            N/A       N/A(1),(2)
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund *                              0.60        -        0.27         0.87            N/A       N/A(1),(2),(3)
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund *                      0.72        -        0.31         1.03            N/A       N/A(1)
-----------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND -CLASS O SHARES
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio *              0.85        -        0.06         0.91            N/A       N/A
-----------------------------------------------------------------------------------------------------------------------------------
DWS SCUDDER INVESTMENTS VIT FUNDS -CLASS A
-----------------------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                                 0.19        -        0.15         0.34          (0.06)      0.28(4)
-----------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
-----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II         0.60        -        0.38         0.98            N/A       N/A(5),(17)
-----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary Shares      0.60        -        0.40         1.00            N/A       N/A(5),(17)
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS-SERVICE CLASS
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio                     0.57      0.10       0.09         0.76            N/A       N/A(6)
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio              0.57      0.10       0.13         0.80            N/A       N/A(7)
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                            0.57      0.10       0.10         0.77            N/A       N/A(6)
-----------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST-CLASS 2
-----------------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                          0.46      0.25       0.02         0.73            N/A       N/A(8)
-----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                            0.60      0.25       0.18         1.03            N/A       N/A(9)
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund             1.24      0.25       0.29         1.78            N/A       N/A
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                        0.65      0.25       0.17         1.07          (0.05)      1.02(10)
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                         0.75      0.25       0.07         1.07            N/A       N/A(8),(9)
-----------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES
-----------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio *                  0.75      0.25       0.22         1.22            N/A       N/A
-----------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.-CLASS VC
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio                     0.50        -        0.44         0.94          (0.04)      0.90(11),(12)
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio                  0.48        -        0.41         0.89            N/A       N/A(12)
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                      0.74        -        0.38         1.12            N/A       N/A(13)
-----------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST-CLASS S
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio                  1.15      0.25       0.70         2.10          (0.69)      1.41(14)
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio                  0.85      0.25       0.17         1.27          (0.02)      1.25(14)
-----------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS-SERVICE SHARES
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA                 0.64      0.25       0.02         0.91            N/A       N/A
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                    0.63      0.25       0.04         0.92            N/A       N/A
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA                0.74      0.25       0.05         1.04            N/A       N/A
-----------------------------------------------------------------------------------------------------------------------------------
THE PHOENIX EDGE SERIES FUND
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                            0.68        -        0.21         0.89            N/A       N/A
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                            0.80        -        0.41         1.21            N/A       N/A(17)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Theme Series                           0.75        -        0.40         1.15            N/A       N/A(17)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                    0.75        -        0.31         1.06            N/A       N/A
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                                0.75        -        0.39         1.14            N/A       N/A(17)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                    0.85        -        0.80         1.65            N/A       N/A(17)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series         0.45        -        0.27         0.72            N/A       N/A(17)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series      0.75        -        0.28         1.03            N/A       N/A
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series                0.70        -        0.29         0.99            N/A       N/A(17)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series                 0.90        -        0.78         1.68            N/A       N/A(17)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series             0.58        -        0.21         0.79            N/A       N/A
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                      0.40        -        0.26         0.66            N/A       N/A(17)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series         0.50        -        0.25         0.75            N/A       N/A
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series      0.50        -        0.48         0.98            N/A       N/A(17)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                    0.70        -        0.82         1.52            N/A       N/A(17)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series             0.90        -        1.09         1.99            N/A       N/A(17)
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                   Rule
                                                      Investment 12b-1 or     Other                    Contractual     Total Net
                                                      Management  Service   Operating  Total Annual  Reimbursements     Annual
                       Series                            Fee       Fees     Expenses   Fund Expenses    & Waivers    Fund Expenses
-----------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS-I SHARES
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series        0.90        -        0.30         1.20            N/A       N/A(17)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                           0.35        -        0.64         0.99            N/A       N/A(17)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series              0.35        -        0.76         1.11            N/A       N/A(17)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series:
Aggressive Growth                                        0.40      0.25       0.29         0.94          (0.24)      0.97(15)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Growth      0.40      0.25       0.27         0.92          (0.22)      0.95(15)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series:
Moderate                                                 0.40      0.25       0.69         1.34          (0.64)      0.90(15)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series:
Moderate Growth                                          0.40      0.25       0.34         0.99          (0.29)      0.93(15)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series           1.05        -        0.28         1.33            N/A       N/A(17)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series         1.05        -        0.35         1.40            N/A       N/A(17)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                       0.70        -        0.29         0.99            N/A       N/A(17)
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST-ADVISOR CLASS
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn Strategy Portfolio         0.49      0.25       0.25         0.99            N/A       N/A(16)
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                          0.25      0.25       0.25         0.75            N/A       N/A(16)
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                         0.25      0.25       0.25         0.75            N/A       N/A(16)
-----------------------------------------------------------------------------------------------------------------------------------
THE RYDEX VARIABLE TRUST
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund *                         0.90        -        4.21         5.11            N/A       N/A
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund *                         0.75        -        0.78         1.53            N/A       N/A
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund *              0.90        -        0.80         1.70            N/A       N/A
-----------------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.-CLASS II SHARES
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio               0.46      0.35       0.32         1.13            N/A       N/A(17)
-----------------------------------------------------------------------------------------------------------------------------------
WANGER ADVISORS TRUST
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                              0.99        -        0.33         1.32            N/A       N/A
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                           0.95        -        0.18         1.13            N/A       N/A
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                            0.85        -        0.12         0.97            N/A       N/A
-----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                            0.90        -        0.05         0.95            N/A       N/A
-----------------------------------------------------------------------------------------------------------------------------------

 * Fund closed to new investment on May 1, 2006. See Appendix A for more information.

(1) The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit total annual fund operating expenses to 1.30% of average daily net assets. The expense limitation agreement is in effect through April 30, 2007. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes, (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganizations as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The fee waiver has been restated to reflect this agreement.
(2) As a result of a reorganization of another Fund into the Fund, which will occur on or about May 1, 2006 for AIM V.I. Capital Appreciation and AIM V.I. Core Equity Fund, the Fund's total annual operating expenses have been restated to reflect such reorganization.
(3) Effective upon the closing of the reorganization which will occur on or about May 1, 2006, the advisor for AIM V.I. Core Equity Fund has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses to 0.91% of average daily net assets. The expense limitation agreement is in effect through April 30, 2007.
(4) Effective September 19, 2005, the advisor has contractually agreed to waive its fees and/or reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 0.28% until April 30, 2009. Restated on an annualized basis to reflect approved fee changes to take effect on or about
     June 1, 2006.
(5) The percentages shown are based on expenses for the entire fiscal year ended December 31, 2005. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. "Other Expenses" include a shareholder services fee/account administrative fee which is used to compensate intermediaries for shareholder services or account administrative services. The Fund did not pay or accrue the shareholder services fee during the fiscal year ended December 31, 2005. The Fund has no present intention of paying or accruing the shareholder services fee during the fiscal year ending December 31, 2006.
(6) A portion of the brokerage commissions that the Fund pays may be reimbursed and used to reduce the Fund's expenses. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the Fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.74% for the Fidelity VIP Contrafund Portfolio and 0.73% for the Fidelity VIP Growth Portfolio. These offsets may be discontinued at any time.
(7) A portion of the brokerage commissions that the Fund pays may be reimbursed and used to reduce the Fund's expenses. Including this reduction, the total class operating expenses would have been 0.75% for the Fidelity VIP Growth Opportunities Portfolio. These offsets may be discontinued at any time.
(8)  The Fund administration fee is paid indirectly through the management fee.
(9) While the maximum amount payable under the Fund's class Rule 12b-1 plan is 0.35% per year of the Fund's class average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% per year.

(10) The Fund's manager has agreed in advance to reduce its fees with respect to assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Fund's Board of Trustees and an exemptive order by the Securities and Exchange Commission.
(11) Lord Abbett has contractually agreed to limit the Funds' other expenses (excluding management fees) to an annualized rate of 0.40% average daily net assets.
(12) Effective January 1, 2006, the annual management fee rate for the Fund was changed from a flat fee of 0.50% to the following rates: 0.50% of the first $1 billion of average daily net assets; 0.45% of average daily net assets over $1 billion.
(13) Effective January 1, 2006, the annual management fee rate for the Fund was changed from a flat fee of 0.75% to the following rates: 0.75% of the first $1 billion of average daily net assets; 0.70% of the next $1 billion of average daily net assets; 0.65% of average daily net assets over $2 billion.
(14) Neuberger Berman Management Inc. ("NBMI") has undertaken through December 31, 2009 to waive fees and/or reimburse certain operating expenses, including the compensation of NBMI and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs that exceed, in the aggregate, 1.25% and 1.40% of average net asset value of the Guardian and Fasciano portfolios, respectively. The expenses limitation arrangements for the portfolios are contractual and any excess expenses can be repaid to NBMI within three years of the year incurred, provided that such recoupment would not cause a portfolio to exceed its respective limitation.
(15) "Other Expenses" are estimated for the fiscal year end December 31, 2006. The series and the advisor have entered into an Expense Limitation Agreement whereby the "Other Expenses" for shares of the series will not exceed 0.05% for the period ending April 30, 2007. The figures shown above include estimated expenses of the underlying funds in which the series expects to invest for the fiscal year ending December 31, 2006. The estimated expenses of the underlying funds are based upon the weighted average of the total annual operating expenses of such underlying funds.
(16) "Other Expenses" reflect an administrative fee of 0.25%.
(17) The chart below shows the amount of the waiver or reimbursement and the total net annual operating expenses for Funds that have entered into a voluntary fee waiver and/or expense reimbursement arrangement. As these arrangements are voluntary, they may be changed or terminated at any time. Without such waivers performance would have been lower.

------------------------------------------------------------------------------------------------------
                    FUND                                   REIMBURSEMENTS     NET ANNUAL FUND EXPENSES
------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II              (0.26)                   0.72(a)
------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                            (0.25)                   0.75(a)
------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                                 (0.06)                   1.15
------------------------------------------------------------------------------------------------------
Phoenix Strategic Theme Series                                (0.05)                   1.10
------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                                     (0.14)                   1.00
------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                         (0.65)                   1.00
------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series              (0.07)                   0.65
------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series                     (0.04)                   0.95
------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series                      (0.43)                   1.25
------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                           (0.01)                   0.65
------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series           (0.28)                   0.70
------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                         (0.67)                   0.85
------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                  (0.94)                   1.05
------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series             (0.15)                   1.05
------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                                (0.39)                   0.60
------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series                   (0.51)                   0.60
------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                (0.03)                   1.30
------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series              (0.10)                   1.30
------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock                                   (0.04)                   0.95
------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio                    (0.30)                   0.83(b)
------------------------------------------------------------------------------------------------------

(a) Although not contractually obligated to do so, the shareholder services provider waived certain amounts, and for the Federated Fund for U.S. Government Securities, the adviser waived a portion of the management fee. The management fee paid by the Federated Fund for U.S. Government Securities was 0.59% for the fiscal year ended December 31, 2005.
(b) The adviser has voluntarily agreed to waive a portion or all of its management fee and/or reimburse expenses to limit total operating expenses, excluding certain investment related expenses, such as foreign country tax expense and interest expense on borrowing. Additionally, the distributor has agreed to waive a portion of the Rule 12b-1 fee for Class II shares. The distributor may terminate these voluntary waivers at any time at its sole discretion.

CONTRACT SUMMARY
--------------------------------------------------------------------------------
    This summary describes the general provisions of the annuity contract.

    Certain provisions of the annuity contract described in this prospectus may differ in a particular state because of specific state requirements.


    This prospectus is a disclosure document which summarizes your rights under the annuity product that you are purchasing. As with any summary it may differ in certain instances from the underlying annuity contract. Your rights and obligations under the contract will be determined by the language of the contract itself. You should read your annuity contract carefully.


    Certain terms used throughout the prospectus have been defined and can be found in "Glossary of Special Terms" in the front of this prospectus.

OVERVIEW


    The contract offers a dynamic idea in retirement planning. It's designed to give you maximum flexibility in obtaining your investment goals. The contract is intended for those seeking income and long-term tax-deferred accumulation of assets to provide income for retirement or other purposes. Those considering the contract for other purposes should consult with their tax advisors. Participants in qualified plans should note that this contract does not provide any additional tax deferral benefits beyond those provided by the qualified plan and should not consider the contract for its tax treatment, but for its investment and annuity benefits. For more information, see "Purchase of Contracts."

    The contract offers a combination of variable and fixed investment options. Investments in the variable options provide results that vary and depend upon the performance of the underlying funds and the owner assumes the risk of gain or loss according to the performance of the underlying funds while investments in the GIA provide guaranteed interest earnings subject to certain conditions. There is no guarantee that at maturity date the contract value will equal or exceed payments made under the contract.


    For more information, see "Investments of the Account," and "GIA."

    You also select a death benefit option that is suitable to your financial objectives. The death benefit options differ in how the death benefit is calculated and in the amount of the mortality and expense risk fee. Certain age restrictions may apply to each death benefit option. For more information, see "The Accumulation Period--Payment Upon Death Before the Maturity Date" and "Taxation of Annuities in General--Nonqualified Plans" and "Taxation of Annuities in General--Qualified Plans."

INVESTMENT FEATURES

FLEXIBLE PREMIUM PAYMENTS

[diamond] Other than the minimum initial payment, there are no required premium payments.

[diamond] You may make premium payments anytime until the maturity date.

[diamond] You can vary the amount and frequency of your premium payments.

MINIMUM PREMIUM PAYMENT

[diamond] Generally, the minimum initial premium payment is $2,000 for a qualified plan and $5,000 for nonqualified plans. For more information, see "Purchase of Contracts."

ALLOCATION OF PREMIUMS AND CONTRACT VALUE


[diamond] Premium payments are invested in one or more of the subaccounts and the GIA.

[diamond] Prior to the Maturity Date, you may elect to transfer all or any part of the Contract Value among one or more subaccounts or the GIA, subject to the limitations established for the GIA and the restrictions related to disruptive trading and market timing. After the Maturity Date under variable annuity payment options, you may elect to transfer all or any part of the Contract Value among one or more subaccounts. For more information, refer to "GIA," "Internet, Interactive Voice Response and Telephone Transfers," and "Disruptive Trading and Market Timing."

[diamond] The Contract Value allocated to the subaccounts varies with the investment performance of the funds and is not guaranteed.


[diamond] The Contract Value allocated to the GIA will depend on deductions taken from the GIA and interest accumulated at rates we set. For contracts issued prior to March 31, 2003, the Minimum Guaranteed Interest Rate is equal to 3%. For contracts issued on or after March 31, 2003, and subject to state insurance department approval, the Minimum Guaranteed Interest Rate will equal the statutory required minimum interest rate under applicable state insurance law where the contract is delivered (generally between 1% and 3%).

[diamond] For contracts issued on or after March 31, 2003, payments and transfers to the GIA are subject to the Maximum GIA Percentage. The maximum GIA percentage is the maximum amount of a premium payment or total contract value that can be allocated to the GIA. The maximum amount is expressed as a percentage and that percentage will never be less than 5%.

WITHDRAWALS

[diamond] You may partially or fully surrender the contract anytime for its contract value less any applicable surrender charge, market value adjustment and premium tax.

[diamond] Each year you may withdraw part of your contract value free of any surrender charges. In the first contract year, you may withdraw up to 10% of the contract value at the time of the first withdrawal without surrender charges. In subsequent years, the free withdrawal amount is 10% of the contract value as of the end of the previous contract year. Any unused percentage of the free withdrawal amount from prior years may be carried forward to the current contract year, up to a maximum of 30% of your contract value as of the last contract anniversary. For more information, see "Deductions and Charges--Surrender Charges."

[diamond] Withdrawals may be subject to a 10% penalty tax. For more information, see "Federal Income Taxes--Penalty Tax on Certain Surrenders and Withdrawals."

[diamond] Prior to the maturity date, contract owners who have elected the Guaranteed Minimum Income Benefit Rider ("GMIB"), may request partial withdrawals to be made either pro rata from all subaccounts and the GIA or from a specific investment option.

DEDUCTIONS AND CHARGES

FROM THE CONTRACT VALUE

[diamond] Annual Administrative Charge--currently, $35 each year. For more information, see "Deductions and Charges."

[diamond] Guaranteed Minimum Accumulation Benefit Fee--for contracts issued on or after October 11, 2004, the fee equals 0.50%, multiplied by the greater of the guaranteed amount or Contract Value on the date the fee is deducted. For more information, see "Deductions and Charges."

[diamond] Guaranteed Minimum Income Benefit Rider Fee--for contracts issued before September 8, 2003, the fee equals 0.40% multiplied by the Guaranteed Annuitization Value on the date the fee is deducted. For contracts issued on or after September 8, 2003, the fee equals 0.60% multiplied by the Guaranteed Annuitization Value on the date the fee is deducted. For more information, see "Deductions and Charges."


[diamond] Surrender Charges--may occur when you surrender your contract or request a withdrawal if the assets have not been held under the contract for a specified period of time. If we impose a surrender charge, it is deducted from amounts withdrawn. The surrender charge is designed to recover the expense of distributing contracts that are terminated before distribution expenses have been recouped from revenue generated by these contracts. No surrender charges are taken upon the death of the owner before the maturity date. A declining surrender charge is assessed on withdrawals in excess of the free withdrawal amount, based on the date the premium payments are deposited:


-----------------------------------------------------------
Percent               7%   6%   5%   4%   3%   2%   1%   0%
-----------------------------------------------------------
Complete Premium
Payment Years          0    1    2    3    4    5    6   7+
-----------------------------------------------------------


[diamond] Taxes--from the contract value upon premium payment or commencement of annuity payments.


          o Phoenix will reimburse itself for such taxes upon the remittance to the applicable state.

[diamond] Transfer Charge--currently, there is no transfer charge; however, we reserve the right to charge up to $20 per transfer after the first 12 transfers each contract year. For more information, see "Deductions and Charges."

FROM THE SEPARATE ACCOUNT

[diamond] Daily administrative fee--currently, 0.125% annually. For more information, see "Deductions and Charges."

[diamond] Mortality and expense risk fee--varies based on the death benefit option selected. For more information, see "Deductions and Charges."

OTHER CHARGES OR DEDUCTIONS
    In addition, certain charges are deducted from the assets of the funds for investment management services. For more information, see the fund prospectuses.

DEATH BENEFIT
    The death benefit is calculated differently for each death benefit option and the amount varies based on the option selected.

DEATH BENEFIT OPTIONS
    The contract offers three death benefit options. At purchase, you select a death benefit option that best meets your financial needs. Each death benefit option varies in the method of death benefit calculation, the amount of the mortality and expense risk fee. Age restrictions apply to certain death benefit options.

    For more information, see "The Accumulation Period--Payment Upon Death Before Maturity Date."

ADDITIONAL INFORMATION

FREE LOOK PERIOD
   You have the right to review and return the contract. If for any reason you are not satisfied, you may return it within 10 days (or later, if applicable state law requires) after you receive it and cancel the contract. You will receive in cash the contract value. However, if applicable state law requires, we will return the original premium payments paid less any withdrawals.

    For more information, see "Free Look Period."

TERMINATION
    If on any valuation date the total contract value equals zero, the contract will immediately terminate without value.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
    Financial highlights give the historical value for a single unit of each of the available subaccounts and the number of units outstanding at the end of each of the past 10 years, or since the subaccount began operations, if less. These tables are highlights only.

    More information, including the Separate Account and Company Financial Statements, is in the SAI and in the annual report. You may obtain a copy of the SAI by calling the Annuity Operations Division at 800/541-0171.

    There are different sets of financial highlight tables in this prospectus, please be sure you refer to the appropriate set for your contract. The tables are set forth in Appendix C.


FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The financial statements of Phoenix Life Variable Accumulation Account as of December 31, 2005, and the results of its operations and the changes in its net assets for each of the periods indicated and the consolidated financial statements of Phoenix Life Insurance Company as of December 31, 2005 and 2004, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2005 are contained in the Statement of Additional Information (SAI), which you can get free of charge by calling the toll free number given on page one. The consolidated financial statements of Phoenix Life Insurance Company included herein should be considered only as bearing upon the ability of Phoenix Life Insurance Company to meet its obligations under the policies. You should not consider them as bearing on the investment performance of the assets held in the Separate Account or on Guaranteed Interest Account rates that we credit during a guarantee period.


PERFORMANCE HISTORY
--------------------------------------------------------------------------------

    We may include the performance history of the subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Historical returns are usually calculated for one, five and ten years. If the subaccount has not been in existence for at least one year, returns are calculated from inception of the subaccount. Standardized average annual total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable contract charges except for taxes (which may vary by state). See the SAI for more information.

THE VARIABLE ACCUMULATION ANNUITY
--------------------------------------------------------------------------------


    The individual deferred variable accumulation annuity contract (the "contract") issued by Phoenix is significantly different from a fixed annuity contract in that, unless the GIA is selected, it is the owner under a contract who bears the risk of investment gain or loss rather than Phoenix. To the extent that premium payments are not allocated to the GIA, the amounts that will be available for annuity payments under a contract will depend on the investment performance of the amounts allocated to the subaccounts. Upon the maturity of a contract, the amounts held under a contract will continue to be invested in the Separate Account and monthly annuity payments will vary in accordance with the investment experience of the investment options selected. However, a fixed annuity may be elected, in which case the amounts held under a contract will be transferred to the General Account of Phoenix and Phoenix will guarantee specified monthly annuity payments.


PHOENIX AND THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

    On June 25, 2001, Phoenix Home Life Mutual Insurance Company (a New York mutual life insurance company incorporated on May 1, 1851, originally chartered in Connecticut in 1851 and redomiciled to New York in 1992) converted to a stock life insurance company by "demutualizing" pursuant to a plan of reorganization approved by the New York Superintendent of Insurance and changed its name to Phoenix. As part of the demutualization, Phoenix became a wholly owned subsidiary of The Phoenix Companies, Inc., a newly formed, publicly traded Delaware corporation.


    Our executive and administrative office is located at One American Row, Hartford, Connecticut, 06103-2899. Our New York principal office is at
31 Tech Valley Drive, East Greenbush, New York 12061. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers.


    On June 21, 1982, we established the Separate Account, a separate account created under the insurance laws of Connecticut. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and it meets the definition of a "separate account" under the 1940 Act. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Separate Account or of Phoenix Life Insurance Company.

    On July 1, 1992, the Account's domicile was transferred to New York. Under New York law and the contracts, all income, gains or losses, whether or not realized, of the Separate Account must be credited to or charged against the amounts placed in the Separate Account without regard to the other income, gains or losses of Phoenix. The assets of the Separate Account may not be used to pay liabilities arising out of any other business that Phoenix may conduct. The Separate Account has several subaccounts that invest in underlying mutual funds. Obligations under the contracts are obligations of Phoenix Life Insurance Company.

    Contributions to the GIA are not invested in the Separate Account; rather, they become part of the general account of Phoenix (the "General Account"). The General Account supports all insurance and annuity obligations of Phoenix and is made up of all of its general assets other than those allocated to any separate account such as the Separate Account. For more information, see "GIA."

INVESTMENTS OF THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------
PARTICIPATING INVESTMENT FUNDS
[diamond] AIM Variable Insurance Funds

[diamond] The Alger American Fund


[diamond] DWS Scudder Investments VIT Funds

[diamond] Federated Insurance Series

[diamond] Fidelity(R) Variable Insurance Products

[diamond] Franklin Templeton Variable Insurance Products Trust

[diamond] Lazard Retirement Series

[diamond] Lord Abbett Series Fund, Inc.


[diamond] Neuberger Berman Management Trust

[diamond] Oppenheimer Variable Account Fund

[diamond] The Phoenix Edge Series Fund

[diamond] PIMCO Variable Insurance Trust

[diamond] The Ryder Variable Trust


[diamond] The Universal Institutional Funds, Inc.

[diamond] Wanger Advisors Trust

    For additional information concerning the available investment options, please see Appendix A.

    Each investment option is subject to market fluctuations and the risks that come with the ownership of any security, and there can be no assurance that any series will achieve its stated investment objective.

    For additional information concerning the funds, please see the appropriate fund prospectuses, which should be read carefully before investing. Copies of the fund prospectuses may be obtained by writing or calling AOD at the address or telephone number provided on the front page of this prospectus.

    The shares of the funds are not directly offered to the public. Shares of the funds are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix, PHL Variable Insurance Company ("PHL Variable"), and Phoenix Life and Annuity Company ("PLAC"). Shares of the funds may be offered to separate accounts of other insurance companies.


    The company and its affiliates may have arrangements with the funds' investment advisor, subadvisor, distributor, and/or affiliated companies under which the company or its affiliates receive payments in connection with the provision of administrative, marketing or other support services to the funds. Proceeds of these payments may be used for any corporate purposes, including payment of expenses that the company and its affiliates incur in promoting, issuing, distributing and administering the contracts. The company may profit from these fees.

    In general, the payments are based on a percentage of the average assets of each fund allocated to the subaccount under the contract, or other contracts that may be offered by the company. The amount of the payment is negotiated by the company and the fund, and varies with each fund. Aggregate fees relating to the different funds may be as much as 0.40% of the average net assets of a fund attributable to the relevant contracts. A portion of these fees may come from rule 12b-1 fees that are paid by the fund out of its assets as part of total fund expenses.


    The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. Currently, we do not foresee any such differences or disadvantages at this time. However, we intend to monitor for any material conflicts and will determine what action, if any should be taken in response to such conflicts. If such a conflict were to occur, one or more separate accounts might be required to withdraw its investments in the fund or shares of another fund may be substituted.

INVESTMENT ADVISORS AND SUBADVISORS
    For a complete list of advisors and subadvisors, please see Appendix A.

SERVICES OF THE ADVISORS
    The advisors and subadvisors continually furnish an investment program for each series and manage the investment and reinvestment of the assets of each series subject at all times to the authority and supervision of the trustees. A detailed discussion of the investment advisors and subadvisors, and the investment advisory and subadvisory agreements, is contained in the fund prospectuses.

GIA
--------------------------------------------------------------------------------


    In addition to the Separate Account, you may allocate premiums or transfer values to the GIA. Amounts you allocate or transfer to the GIA become part of our general account assets. You do not share in the investment experience of those assets. Rather, we guarantee a minimum rate of return on the allocated amount, as provided under the terms of your product. Although we are not obligated to credit interest at a higher rate than the minimum, we may credit interest at a higher rate than the minimum for new and existing deposits.


    We reserve the right to limit total deposits to the GIA, including transfers, to no more than $250,000 during any one-week period per policy.


    Prior to the Maturity Date you may make transfers into or out of the GIA subject to the GIA restrictions described in this section. In general, you may make only one transfer per year out of the GIA. The amount that can be transferred out is limited to the greater of $1,000 or 25% of the contract value in the GIA as of the date of the transfer. Also, the total contract value allocated to the GIA may be transferred out to one or more of the subaccounts over a consecutive 4-year period according to the following schedule:


[diamond] Year One:     25% of the total value
[diamond] Year Two:     33% of remaining value
[diamond] Year Three:   50% of remaining value
[diamond] Year Four:    100% of remaining value


    Transfers from the GIA may also be subject to other rules as described throughout this prospectus. The GIA is available only during the accumulation phase of your contract.


    Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the 1940

Act, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the SEC has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.

GIA RESTRICTIONS
    For contracts issued on or after March 31, 2003, contracts will be subject to a Maximum GIA Percentage contained in the contract that restricts investments in the GIA. The Maximum GIA Percentage will never be less than 5%. No more than the Maximum GIA Percentage of each premium payment may be allocated to the GIA. We will not permit transfers into the GIA during the first year, nor allow any transfers during subsequent years that would result in GIA investments exceeding the Maximum GIA Percentage of contract value. These restrictions are subject to state insurance department approval.


    If you elect the Guaranteed Minimum Accumulation Benefit, you may not allocate premiums or transfer values to the GIA. These restrictions as well as the availability of the GIA are subject to state insurance department approval.


PURCHASE OF CONTRACTS
--------------------------------------------------------------------------------

    Generally, we require minimum initial premium payments of:

[diamond] Nonqualified plans--$5,000

[diamond] Bank draft program--$50
          o You may authorize your bank to draw $50 or more from your personal checking account monthly to purchase units in any available subaccount or for deposit in the GIA. The amount you designate will be automatically invested on the date the bank draws on your account. If Check-o-matic is elected, the minimum initial premium payment is $50. Each subsequent premium payment under a contract must be at least $50.

[diamond] Qualified plans--$2,000
          o We require minimum subsequent premium payments of $100.


          The initial payment is due and payable before the contract becomes effective.

    The minimum age of the proposed owner to purchase a Contract is the age of majority in the state where the Contract is being purchased, or a guardian must act on your behalf. Generally, a contract may not be purchased for a proposed owner who is 86 years of age or older. Total premium payments in excess of $1,000,000 cannot be made without our permission. While the owner is living and the contract is in force, premium payments may be made anytime before the maturity date of a contract.

    Your initial payments will be applied within two days of our receipt if the application for a contract is complete. If an incomplete application is completed within five business days of receipt by our Annuity Operations Division, your payment will be applied within two days of the completion of the application. If our Annuity Operations Division does not accept the application within five business days or if an order form is not completed within five business days of receipt by our Annuity Operations Division, then your payment will be immediately returned. You may request us to hold your premium payment after the five day period while the application is completed and within two days after completion we will apply your premium payment. Please note that prior to the completion of your application or order form, we will hold the premium in a suspense account, which is a noninterest bearing account. Additional payments allocated to the GIA are deposited on the date of receipt of payment at our Annuity Operations Division. Additional payments allocated to subaccounts are used to purchase accumulation units of the subaccount(s), at the value of such Units next determined after the receipt of the payment at our Annuity Operations Division.

    Your ability to elect one of the Optional Benefits may be restricted by certain minimum and maximum issue age requirements, ownership and beneficiary limitations, and is subject to state availability and regulation. More details are included in the form of a rider to your Contract if any of these benefits are chosen. For more information on specific Optional Benefit requirements, see "Optional Programs and Benefits."


    Premium payments received under the contract will be allocated in any combination to any subaccount or GIA in the proportion you elect or as otherwise changed by you from time to time. Changes in the allocation of premium payments will be effective as of receipt by our Annuity Operations Division of notice of election in a form satisfactory to us (either in writing or by telephone) and will apply to any premium payments accompanying such notice or made subsequent to the receipt of the notice, unless otherwise requested by you.

    In certain circumstances we may reduce the minimum initial or subsequent premium payment amount we accept for a contract. Factors in determining qualifications for any such reduction include:

(1) the make-up and size of the prospective group;
(2) the method and frequency of premium payments; and
(3) the amount of compensation to be paid to registered representatives on each premium payment.

    Any reduction will not unfairly discriminate against any person. We will make any such reduction according to our own rules in effect at the time the premium payment is received. We reserve the right to change these rules from time to time.

    For contract issued on or after March 31, 2003, payments to the GIA are subject to the Maximum GIA Percentage.

DEDUCTIONS AND CHARGES
--------------------------------------------------------------------------------

ANNUAL ADMINISTRATIVE CHARGE
    We deduct an annual administrative charge from the contract value. This charge is used to reimburse us for some of the administrative expenses we incur in establishing and maintaining the contracts.

    The maximum annual administrative charge under a contract is $35. This charge is deducted annually on the contract anniversary date. It is deducted on a pro rata basis from the subaccounts or GIA in which you have an interest. If you fully surrender your contract, the full administrative fee if applicable, will be deducted at the time of surrender. The administrative charge will not be deducted (either annually or upon withdrawal) if your contract value is $50,000 or more on the day the administrative charge is due. This charge may be decreased but will never increase. If you elect Annuity Payment Options I, J, K, M or N, the annual administrative charge after the maturity date will be deducted from each annuity payment in equal amounts.

DAILY ADMINISTRATIVE FEE
    We make a daily deduction from the contract value to cover the costs of administration. This fee is based on an annual rate of 0.125% and is taken against the net assets of the subaccounts. It compensates the company for administrative expenses that exceed revenues from the annual administrative charge described below. (This fee is not deducted from the GIA.)

GUARANTEED MINIMUM ACCUMULATION BENEFIT FEE


    If the Guaranteed Minimum Accumulation Benefit rider is part of your contract, we will deduct a fee. The fee is deducted on each contract anniversary during the ten-year term. If this benefit terminates on a contract anniversary prior to the end of the term for any reason other than death or commencement of annuity payments, the entire fee will be deducted. If this benefit terminates on any other day prior to the end of the term for any reason other than death or commencement of annuity payments, a prorated portion of the fee will be deducted. The rider fee will be deducted from the total Contract Value with each subaccount bearing a pro rata share of such fee based on the proportionate Contract Value of each subaccount. We will waive the fee if the benefit terminates due to death or commencement of annuity payments.

    The fee percentage is locked in at the time you elect this benefit. Currently, the fee percentage is equal to 0.500%, multiplied by the greater of the guaranteed amount or Contract Value on the day that the fee is deducted. However, we reserve the right to charge up to 1.000%, multiplied by the greater of the guaranteed amount or Contract Value on the day that the fee is deducted.

    If you elect the Guaranteed Minimum Accumulation Benefit, you will be unable to elect the Guaranteed Minimum Income Benefit.


GUARANTEED MINIMUM INCOME BENEFIT RIDER FEE
    For contracts issued before September 8, 2003, the fee for this rider is equal to 0.40% multiplied by the Guaranteed Annuitization Value on the date the rider fee is deducted. For contracts issued on or after September 8, 2003, and subject to state insurance department approval, the fee for this rider is equal to 0.60% multiplied by the Guaranteed Annuitization Value on the date the rider fee is deducted. The fee is deducted on each contract anniversary that this rider is in effect. If this rider terminates on the contract anniversary, the entire fee will be deducted. If this rider terminates on any other day, a pro rated portion of the fee will be deducted. The rider fee will be deducted from the total contract value with each subaccount and GIA, if available, bearing a pro rata share of such fee based on the proportionate contract value of each subaccount and GIA. We will waive the rider fee if the contract value on any contract anniversary is greater than twice the guaranteed annuitization value.


    If you elect the Guaranteed Minimum Income Benefit, you will be unable to elect the Guaranteed Minimum Accumulation Benefit.


MORTALITY AND EXPENSE RISK FEE
    We make a daily deduction from each subaccount for the mortality and expense risk fee. The charge is assessed against the daily net assets of the subaccounts and varies based on the death benefit option you selected. The charge under each death benefit option is equal to the following percentages on an annual basis:

-------------------------------------------------------------------
     DEATH BENEFIT           DEATH BENEFIT          DEATH BENEFIT
   OPTION 1 - RETURN       OPTION 2 - ANNUAL      OPTION 3 - RELIEF
      OF PREMIUM               STEP-UP                 AMOUNT
-------------------------------------------------------------------
        .975%                  1.125%                  1.275%
-------------------------------------------------------------------

    Although you bear the investment risk of the series in which you invest, once you begin receiving annuity payments that carry life contingencies the annuity payments are guaranteed by us to continue for as long as the annuitant lives. We assume the risk that annuitants as a class may live longer than expected (requiring a greater number of annuity payments) and that our actual expenses may be higher than the expense charges provided for in the contract.

    In assuming the mortality risk, we promise to make these lifetime annuity payments to the owner or other payee for as long as the annuitant lives.

    No mortality and expense risk fee is deducted from the GIA. If the charges prove insufficient to cover actual administrative costs, then the loss will be borne by us; conversely, if the amount deducted proves more than sufficient, the excess will be a profit to us.

    We have concluded that there is a reasonable likelihood that the distribution financing arrangement being used in connection with the contract will benefit the Account and the contract owners.

SURRENDER CHARGES


    A surrender charge may apply to withdrawals or a full surrender of the contract prior to the Maturity Date or after the Maturity Date under Variable Annuity Payment Options K or L. The amount of a surrender charge depends on the period of time your premium payments are held under the contract. The surrender charge is designed to recover the expense of distributing contracts that are terminated before distribution expenses have been recouped from revenue generated by these contracts. These are contingent charges because they are paid only if you surrender your contract. They are deferred charges because they are not deducted from premiums. The surrender charge schedule is shown in the chart below. Surrender charges are waived on the free withdrawal amount and death benefits. Surrender charges will also be waived when you begin taking annuity payments, provided your contract has been in effect for one year. No surrender charge will be taken after the annuity period has begun except with respect to unscheduled withdrawals under Annuity Payment Options K or L. For more information, see "Annuity Payment Options." Any surrender charge imposed is deducted from amounts withdrawn. The surrender charge is calculated on a first-in, first-out basis. In other words, we calculate your surrender charge by assuming your withdrawal is applied to premium payments in the order your premium payments were received.


    The surrender charge is deducted from amounts withdrawn in excess of the free withdrawal amount available at the time of the withdrawal up to the total of all premium payments paid less any prior withdrawals for which a surrender charge was paid. The free withdrawal amount is equal to 10% of the contract value. In the first contract year, you may withdraw up to 10% of the contract value at the time of the first withdrawal without surrender charges. In subsequent years, the free withdrawal amount is 10% of the contract value as of the end of the previous contract year. Any unused percentage of the free withdrawal amount from prior years may be carried forward to the current contract year, up to a maximum of 30% of your contract value as of the last contract anniversary.

    The surrender charges, expressed as a percentage of the amount withdrawn in excess of the 10% allowable amount, are as follows:

-----------------------------------------------------------
Percent               7%   6%   5%   4%   3%   2%   1%   0%
-----------------------------------------------------------
Complete Premium
Payment Years          0    1    2    3    4    5    6   7+
-----------------------------------------------------------

    Surrender charges imposed in connection with partial withdrawals will be deducted from the subaccounts and the GIA on a pro rata basis. Any distribution costs not paid for by surrender charges will be paid by Phoenix from the assets of the General Account.


    Amounts deducted to pay the surrender charges on partial withdrawals are subject to a surrender charge. A surrender charge will be deducted from the affected subaccounts and GIA on a pro rata basis. If you request a net withdrawal of a specified amount, we will deduct the surrender charges from the remaining Contract Value. This will result in an additional surrender charge when a net withdrawal is requested. If you request a gross withdrawal of a specified amount, we will deduct the surrender charges from the amount requested. Any distribution costs not paid for by surrender charges will be paid by Phoenix from the assets of the General Account.


TAX
    Tax is considered to be any tax charged by a state or municipality on premium payments, whether or not characterized as purchase premium tax (or premium tax). It is also other state or local taxes imposed or any other governmental fees which may be required based on the laws of the state or municipality of delivery, the owner's state or municipality of residence on the contract date. Taxes on premium payments currently range from 0% to 3.5% (the amount of state premium payment tax, if any, will vary from state to state), depending on the state. We will pay any premium payment tax, any other state or local taxes imposed or other governmental fee due and will only reimburse ourselves upon the remittance to the applicable state. For a list of states and taxes, see "Appendix B."

    We reserve the right, when calculating unit values, to deduct a credit or fee with respect to any taxes we have paid for or reserved during the valuation period that we determine to be attributable to the operation of a fund. No federal income taxes are applicable under present law and we are not presently making any such deduction.

TRANSFER CHARGE
    Currently, there is no charge for transfers; however, we reserve the right to charge a transfer fee of up to $20 per transfer after the first 12 transfers in each contract year to defray administrative costs.

REDUCED FEES, CREDITS AND EXCESS INTEREST
    We may reduce or eliminate the mortality and expense risk fee or the withdrawal charge or credit excess interest when sales of the contracts are made to certain individuals or groups of individuals that result in savings of sales expenses. We will consider the following characteristics:

(1) the size and type of the group of individuals to whom the contract is offered;

(2) the amount of anticipated premium payments;

(3) whether there is a preexisting relationship with the Company such as being an employee of the Company or its affiliates and their spouses; or to employees or agents who retire from the Company or its affiliates or Phoenix Equity Planning Corporation ("PEPCO"), or its affiliates or to registered representatives of the principal underwriter and registered representatives of broker-dealers with whom PEPCO has selling agreements; and

(4) internal transfers from other contracts issued by the Company or an affiliate, or making transfers of amounts held under qualified plans sponsored by the Company or an affiliate.

    Any reduction or elimination of surrender or administrative charge credit of additional amounts or bonus Guaranteed Interest Rates will not unfairly discriminate against any person. We will make any reduction or credit according to our own rules in effect at the time the contract was issued. We reserve the right to change these rules from time to time.

OTHER CHARGES


    As compensation for investment management services, the advisors to the funds are entitled to a fee, payable monthly and based on an annual percentage of the average daily net asset values of each series. These fund charges and other fund expenses are described more fully in the fund prospectuses.


THE ACCUMULATION PERIOD

    The accumulation period is that time before annuity payments begin during which your premium payments into the contract remain invested.

ACCUMULATION UNITS


    An Accumulation Unit is used to calculate the value of a contract. Each subaccount has a corresponding Accumulation Unit Value. The number of Accumulation Units of a subaccount purchased with a specific premium payment will be determined by dividing the premium payment by the value of an accumulation unit in that subaccount next determined after receipt of the premium payment. The value of the accumulation units of a subaccount will vary depending upon the investment performance of the applicable series of the funds, the expenses charged against the fund and the charges and deductions made against the subaccount.


ACCUMULATION UNIT VALUES

    On any date before the maturity date of the contract, the total value of the accumulation units in a subaccount can be computed by multiplying the number of such units by the value of an accumulation unit on that date. The value of an accumulation unit on a day other than a valuation date is the value of the accumulation unit on the next valuation date. The number of accumulation units credited to you in each subaccount and their current value will be reported to you at least annually.

INTERNET, INTERACTIVE VOICE RESPONSE AND TELEPHONE TRANSFERS
    You may transfer your contract value among the available investment options and make changes to your premium payment allocations by Internet, Interactive Voice Response or telephone.

    PHL Variable and Phoenix Equity Planning Corporation ("PEPCO"), our national distributor, will use reasonable procedures to confirm that transfer instructions are genuine. We require verification of account information and will record telephone instructions on tape. You will receive written confirmation of all transfers. PHL Variable and PEPCO may be liable for following unauthorized instructions if we fail to follow our established security procedures. However, you will bear the risk of a loss resulting from instructions entered by an unauthorized third party that PHL Variable and PEPCO reasonably believe to be genuine.

    We may modify or terminate your transfer and allocation privileges at any time. You may find it difficult to exercise these privileges during times of extreme market volatility. In such a case, you should submit your request in writing.

    We will not accept batches of transfer instructions from registered representatives acting under powers of attorney for multiple policy owners, unless the registered representative's broker-dealer firm and PHL Variable have entered into a third-party transfer service agreement. If we reject a transfer request for any of these reasons, we will notify you of our decision in writing.

    Prior to the Maturity Date of your contract, you may elect to transfer all or any part of the contract value among one or more subaccounts or the GIA subject to the limitations established for the GIA. A transfer from a subaccount will result in the redemption of accumulation units and, if another subaccount is selected, in the purchase of accumulation units. The exchange will be based on the values of the accumulation units next determined after the receipt by our Annuity Operations Division of notice of election in a form satisfactory to us. A transfer among subaccounts or the GIA does not automatically change the premium payment allocation schedule of your contract.

    You may also request transfers and changes in premium payment allocations among available subaccounts or the GIA by calling us at 800/541-0171 between the hours of 8:30 a.m. and 4:00 p.m. Eastern Time on any valuation date. You may permit your registered representative to submit transfer requests on your behalf. We will employ reasonable procedures to confirm that transfer instructions are genuine. We will require verification of account information and will record telephone instructions on tape. All transfer and allocation changes will be confirmed in writing to you. To the extent that procedures reasonably designed to prevent unauthorized transfers are not followed, we may be liable for following transfer instructions for transfers that prove to be fraudulent. However, you will bear the risk of loss resulting from instructions entered by an unauthorized third party we reasonably believe to be genuine. These transfer exchange and allocation change privileges may be modified or terminated at any time on a case by case basis. In particular, during times of extreme market volatility, transfer privileges may be difficult to exercise. In such cases you should submit written instructions.

    Unless we otherwise agree or unless the Dollar Cost Averaging Program has been elected, (see below), you may make only one transfer per contract year from the GIA. Nonsystematic transfers from the GIA will be made on the date of receipt by our Annuity Operations Division except as you may otherwise request. For nonsystematic transfers, the amount that may be transferred from the GIA at any one time cannot exceed the greater of $1,000 or 25% of the contract value in the GIA at the time of transfer.

    No surrender charge will be assessed when a transfer is made. The date a premium payment was originally credited for the purpose of calculating the surrender charge will remain the same. Currently, there is no charge for transfers; however, we reserve the right to charge a transfer fee of up to $20 per transfer after the first 12 transfers in each contract year to defray administrative costs. Currently, 12 transfers are permitted from the subaccounts and one transfer from the GIA; however, we reserve the right to change our policy to limit the number of transfers made during each contract year if we determine in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other contract owners. For more information, see "Disruptive Trading and Market Timing". There are additional restrictions on transfers from the GIA as described above and in the section titled, "GIA."

    For contracts issued on or after March 31, 2003, transfers to the GIA are not permitted during the first contract year. After the first contract year, a transfer into the GIA will not be permitted if such transfer would cause the percentage of the contract value in the GIA to exceed the Maximum GIA Percentage shown on the schedule page.

DISRUPTIVE TRADING AND MARKET TIMING
    Your ability to make transfers among subaccounts under the contract is subject to modification if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other contract owners.

    Frequent purchases, redemptions and transfers, programmed transfers, transfers into and then out of a subaccount in a short period of time, and transfers of large amounts at one time ("Disruptive Trading") can have harmful effects for other contract owners. These risks and harmful effects include:

[diamond] dilution of the interests of long-term investors in a subaccount, if market timers or others transfer into the subaccount at prices that are below the true value or transfer out of the subaccount at prices that are higher than the true value;

[diamond] an adverse affect on portfolio management, as determined by portfolio management in its sole discretion, such as causing the underlying fund to maintain a higher level of cash than would otherwise be the case, or causing the underlying fund to liquidate investments prematurely; and

[diamond] increased brokerage and administrative expenses.

    To protect our contract owners and the underlying funds from Disruptive Trading, we have adopted certain market timing policies and procedures.

    Under our current Disruptive Trading policy, we could modify your transfer privileges for some or all of the subaccounts. Modifications include, but are not limited to, not accepting a transfer request from you or from any person, asset allocation service, and/or market timing service made on your behalf. We may also limit the amount that may be transferred into or out of any subaccount at any one time. Unless prohibited by the terms of the contract, we may (but are not obligated to):

[diamond] limit the dollar amount and frequency of transfers (e.g., prohibit more than one transfer a week, or more than two a month, etc.),

[diamond] restrict the method of making a transfer (e.g., require that all transfers into a particular subaccount be sent to our Service Center by first class U.S. mail and rescind telephone, Internet or fax transfer privileges),

[diamond] require a holding period for some subaccounts (e.g., prohibit transfers into a particular subaccount within a specified period of time after a transfer out of that subaccount),

[diamond] impose redemption fees on short-term trading (or implement and administer redemption fees imposed by one or more of the underlying funds), or

[diamond] impose other limitations or restrictions.

    Currently we attempt to detect Disruptive Trading by monitoring both the dollar amount of individual transfers and the frequency for a given contract owner's transfers. With respect to both dollar amount and frequency, we may consider an individual transfer alone or when combined with transfers from other contracts owned by or under the control or influence of the same individual or entity. We currently review transfer activity on a regular basis. We also consider any concerns brought to our attention by the managers of the underlying funds. We may change our monitoring procedures at any time without notice.

    Because we reserve discretion in applying these policies, they may not be applied uniformly. However, we will to the best of our ability apply these policies uniformly. Consequently, there is a risk that some contract owners could engage in market timing while others will bear the effects of their market timing.

    Currently we attempt to detect Disruptive Trading by monitoring activity for all contracts. If a transfer request exceeds the transfer parameters, we may send the owner a warning letter. If at any time thereafter the owner's transfer activity exceeds the transfer parameters, we will revoke the contract owner's right to make Internet and Interactive Voice Response (IVR) transfers. We will notify contract owners in writing (by mail to their address of record on file with us) if we limit their trading.

    We have adopted these policies and procedures as a preventative measure to protect all contract owners from the potential effects of Disruptive Trading, while also abiding by any rights that contract owners may have to make transfers and providing reasonable and convenient methods of making transfers that do not have the potential to harm other contract owners.

    We currently do not make any exceptions to the policies and procedures discussed above to detect and deter Disruptive Trading. We may reinstate Internet, IVR, telephone and fax transfer privileges after they are revoked, but we will not reinstate these privileges if we have reason to believe that they might be used thereafter for Disruptive Trading.

    We cannot guarantee that our monitoring will be 100% successful in detecting all transfer activity that exceeds the parameters discussed above (and we do not guarantee that these are appropriate transfer parameters to prevent Disruptive Trading). Moreover, we cannot guarantee that revoking or limiting a contract owner's Internet, IVR, telephone and fax transfer privileges will successfully deter all Disruptive Trading. In addition, some of the underlying funds are available to insurance companies other than Phoenix and we do not know whether those other insurance companies have adopted any policies and procedures to detect and deter Disruptive Trading, or if so what those policies and procedures might be. Because we may not be able to detect or deter all Disruptive Trading and because some of these funds are available through other insurance companies, some contract owners may be treated differently than others, resulting in the risk that some contract owners could engage in market timing while others will bear the effects of their market timing.

    We may, without prior notice, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement. In addition, orders for the purchase of underlying fund shares are subject to acceptance by the relevant fund. We reserve the right to reject, without prior notice, any transfer request into any subaccount if the purchase of shares in the corresponding underlying fund is not accepted for any reason.

    We do not include transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Rebalancing or other similar programs when applying our market timing policy.


OPTIONAL PROGRAMS AND RIDERS
    If you should elect any of the programs listed below, transfers made under these programs will not reduce the 12 transfers per year limit under this Contract.

ASSET ALLOCATION MODEL PROGRAMS
    Asset allocation is an investment strategy intended to optimize the selection of investment options for a given level of risk tolerance, in order to attempt to maximize returns and limit the effects of market volatility. Asset allocation strategies reflect the philosophy that diversification among asset classes may help reduce volatility and boost returns over the long-term. An asset class is a category of investments that have similar characteristics, such as stocks, or bonds. Within asset classes there are often further divisions. For example, there may be divisions according to the size of the issuer (large cap, mid cap, small cap) or type of issuer (government, corporate, municipal).

    We currently offer the following asset allocation programs: Phoenix-Ibbotson Strategic Asset Allocation and Phoenix-S&P Dynamic Asset Allocation Series* which are described below. Subject to regulatory requirements and approvals, in the future, we may, offer other asset allocation services. These asset allocation programs are not offered by this prospectus and are not part of your contract. The asset allocation programs are separate services made available in connection with the contract. There is no additional charge associated with participating in these programs.

*"S&P," "S&P500," "SPDR," "Standard & Poor's" and "Standard & Poor's Depositary Receipts" are registered trademarks of The McGraw-Hill Companies, Inc.

PHOENIX-IBBOTSON STRATEGIC ASSET ALLOCATION
    PHL Variable and Ibbotson Associates have developed five asset allocation options, each comprised of carefully selected combinations of subaccounts. The options approved for use are:

o   Conservative Portfolio
o   Moderately Conservative Portfolio
o   Moderate Portfolio
o   Moderately Aggressive Portfolio
o   Aggressive Portfolio

PHOENIX-S&P DYNAMIC ASSET ALLOCATION SERIES
    The Phoenix-S&P Dynamic Asset Allocation Series are "funds of funds" that invest in other mutual funds based on certain target percentages. The series were designed on established principles of asset allocation and are intended to provide various levels of potential total return at various levels of risk. The options approved for use are:

o   Phoenix-S&P Dynamic Asset Allocation Series: Moderate
o   Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth
o   Phoenix-S&P Dynamic Asset Allocation Series: Growth
o   Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth

    You select an asset allocation program, and within that program, an asset allocation option. For the Phoenix-Ibbotson Strategic Asset Allocation program, when you select an asset allocation option, your initial premium payment (or Contract Value for inforce contracts) and subsequent payments will be allocated across the subaccounts, in accordance with the option that you selected. For the Phoenix-S&P Dynamic Asset Allocation Series, when you select an asset allocation option, your initial premium payment (or Contract Value for inforce contracts) and subsequent payments will be allocated to the subaccount that corresponds to the "fund of funds" that invests in accordance with the option that you selected.


ASSET REBALANCING PROGRAM
   Under the Asset Rebalancing Program, we transfer funds among the subaccounts to maintain the percentage allocation you have selected among these subaccounts. At your election, we will make these transfers on a monthly, quarterly, semiannual or annual basis.

    Asset Rebalancing does not permit transfers to or from the GIA.

    The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participating in this program.

DOLLAR COST AVERAGING PROGRAM
    You also may elect to transfer funds automatically among the subaccounts or GIA on a monthly, quarterly, semiannual or annual basis under the Dollar Cost Averaging Program. Generally, the minimum initial and subsequent transfer amounts are $25 monthly, $75 quarterly, $150 semiannually or $300 annually. Also, premium payments of $1,000,000 or more require our approval before we will accept them for processing. You must have an initial value of $2,000 in the GIA or in the subaccount from which funds will be transferred (sending subaccount), and if the value in that subaccount or the GIA drops below the amount to be transferred, the entire remaining balance will be transferred and no more systematic transfers will be processed. Values may be transferred from only one sending subaccount or from the GIA but may be allocated to multiple receiving subaccounts. Under the Dollar Cost Averaging Program, you may transfer approximately equal amounts from the GIA over a period of 6 months or more. Transfers under the Dollar Cost Averaging Program are not subject to the general restrictions on transfers from the GIA.

    Upon completion of the Dollar Cost Averaging Program, you must notify us at 800/541-0171 or in writing to our Annuity Operations Division to start another Dollar Cost Averaging Program.

    All transfers under the Dollar Cost Averaging Program will be executed on the basis of values as of the first of the month rather than on the basis of values next determined after receipt of the transfer request. If the first of the month falls on a holiday or weekend, then the transfer will be processed on the next succeeding business day.

    The Dollar Cost Averaging Program is not available to individuals who invest via a bank draft program or while the Asset Rebalancing Program is in effect.

    The Dollar Cost Averaging does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participating in this program.

    For contracts issued on or after March 31, 2003, transfers to the GIA under the Dollar Cost Averaging Program are subject to the Maximum GIA Percentage.

    We may at different times offer an Enhanced Dollar Cost Averaging Program. New premiums allocated to the GIA for transfer out to the subaccounts under an Enhanced Dollar Cost Averaging Program will be credited with an interest rate higher than the current GIA interest rate. New premiums allocated to the GIA for transfer out to the subaccounts under an Enhanced Dollar Cost Averaging Program can only be transferred to the subaccounts and will not be subject to the Maximum GIA Percentage.

GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB")
    The GMAB is available with contracts issued on or after October 11, 2004 and provides a guaranteed minimum return if funds remain invested according to a designated asset allocation model for a ten year term. This benefit must be elected prior to issue and may be terminated at any time by request.

    A fee for this benefit is deducted on each contract anniversary during the term of the benefit. See "Deductions and Charges."

    The benefit is available if each owner and annuitant are less than 81 years old on the rider date.


    The GMAB is only available if you allocate your premiums to an approved asset allocation program and one of its options, and if you remain fully invested through an asset allocation program and one of its options for the term of the benefit. Currently, the asset allocation programs approved for use with the GMAB are the Phoenix-Ibbotson Strategic Asset Allocation Program and the Phoenix-S&P Dynamic Asset Allocation Series. The asset allocation options for each program are listed below.

PHOENIX-IBBOTSON STRATEGIC ASSET ALLOCATION

o   Conservative Portfolio
o   Moderately Conservative Portfolio
o   Moderate Portfolio
o   Moderately Aggressive Portfolio
o   Aggressive Portfolio

PHOENIX-S&P DYNAMIC ASSET ALLOCATION SERIES

o   Phoenix-S&P Dynamic Asset Allocation Series: Moderate
o   Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth
o   Phoenix-S&P Dynamic Asset Allocation Series: Growth
o   Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth

    You select an asset allocation program, and within that program, an asset allocation option. For the Phoenix-Ibbotson Strategic Allocation program, when you select an asset allocation option, your initial premium payment and subsequent payments will be allocated across the subaccounts, in accordance with the option that you selected. For the Phoenix-S&P Dynamic Asset Allocation Series, when you select an asset allocation option, your initial premium payment and subsequent payments will be allocated to the subaccount that corresponds to the "fund of funds" that invests in accordance with the option that you selected.

    For more information on the asset allocation programs, see "Asset Allocation Programs."


GUARANTEED AMOUNT
    The guaranteed amount is equal to the guaranteed amount base multiplied by Guaranteed Amount Factor 1. The guaranteed amount base is equal to (A) plus (B) minus (C), where:

    A = the contract value on the rider date.

    B = 100% of each subsequent purchase payment paid to the contract during the first year of the 10-year period beginning on the rider date (the "term").

    C = pro rata adjustment for withdrawals from the contract during the term.
        The adjustment for each withdrawal is calculated by multiplying the guaranteed amount base prior to the withdrawal by the ratio of the amount withdrawn (including any applicable withdrawal fees) to the contract value immediately prior to the withdrawal.

    Currently, Guaranteed Amount Factors 1 and 2 are equal to 1.05.

ADDITIONAL AMOUNT
    If on the last day of the term:

o the contract value is less than the guaranteed amount base; we will add an additional amount to the contract value equal to the difference between the contract value and the guaranteed amount.

o the contract value is greater than or equal to the guaranteed amount base; we will add an additional amount to the contract value equal to the guaranteed amount base multiplied by the difference between the Guaranteed Amount Factor 2 and 1.00.

o the contract annuitizes, the death of an owner or annuitant occurs or a full surrender is made; the contract value will reflect any additional amount prior to the payment of any annuity, death or full surrender benefits. Note: no additional amount will be paid if any of the above occurs prior to the end of the term.

    If on any day following the rider date, any portion of the contract value is no longer invested according to an asset allocation model established and maintained by us for this benefit, the benefit will terminate and no additional amount will be added to the contract value.

BENEFIT TERMINATION
    This benefit will terminate at the end of the term or upon the occurrence of any of the following:

o the date that any portion of the contract value is not invested according to an asset allocation model established and maintained by us for the benefit;

o   the date that a full surrender is made;

o the date of the first death of an owner unless the surviving spouse elects spousal continuation of the contract and benefit;

o   the contract annuitizes; or

o   the termination of the contract.

    If the benefit terminates for any of the above reasons prior to the end of the term, an additional amount will not be paid.

GUARANTEED MINIMUM INCOME BENEFIT RIDER ("GMIB")
    This optional rider provides a benefit that guarantees minimum monthly fixed annuity payments. The minimum monthly fixed annuity payment amount is calculated by multiplying the guaranteed annuitization value by the annuity payment option rate for the annuity payment option selected under the rider.


    The benefit provided by this rider will not be available until the later of 7 years after the rider is added to the contract ("rider date") or the contract anniversary following the older Annuitant's 60th birthday. For example, if you were age 40 when you bought the contract with the rider, the earliest you could exercise the benefit under the rider would be when you reached age 60. While the benefit is available, you can only exercise it within 30 days following any contract anniversary. This benefit will not be available 30 days after the contract anniversary following the older Annuitant's 90th birthday.


GUARANTEED ANNUITIZATION VALUE
    On and before the contract anniversary following the older annuitant's 85th birthday, the guaranteed annuitization value shall be equal to the lesser of (i) the sum of (A plus B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions, where:

    A = the contract value on the rider date accumulated at an effective annual rate (as determined below in the provision entitled "Effective Annual Rate") starting on the rider date and ending on the date the guaranteed annuitization value is calculated.

    B = the sum of premium payments made after rider date minus any taxes paid, accumulated at an effective annual rate starting on the date each premium payment is applied to the contract and ending on the date the guaranteed annuitization value is calculated.

    C = the sum of the guaranteed annuitization value reductions, accumulated at an effective annual rate starting on the date each withdrawal occurs and ending on the date the guaranteed annuitization value is calculated.

    D = any tax that may be due.

    After the contract anniversary following the older annuitant's 85th birthday, the guaranteed annuitization value shall equal the lesser of (i) (A plus B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions, where:

    A = the guaranteed annuitization value on the contract anniversary following the older annuitant's 85th birthday.

    B = the sum of premium payments made after the contract anniversary following the older annuitant's 85th birthday.

    C = the sum of the guaranteed annuitization value reductions determined for withdrawals occurring after the contract anniversary follows the older annuitant's 85th birthday.

    D = any tax may be due.

GUARANTEED ANNUITIZATION VALUE REDUCTION
    A guaranteed annuitization value reduction is an amount determined for each withdrawal that occurs on or after the rider date. The reduction is equal to the guaranteed annuitization value immediately prior to a withdrawal, multiplied by the percentage reduction in contract value as a result of the withdrawal.

EFFECTIVE ANNUAL RATE
    On the rider date, we will set the effective annual rate of accumulation to 5%. After the first contract year, this rate may be adjusted based on the value of the Guaranteed Interest Account (GIA) in relation to the total contract value as described below:

    After the first contract year, we will reset the effective annual rate to 0% if the value of the GIA is greater than 40% of the total contract value on any of the following dates:

1.  each date we process a premium payment.
2.  each date we process a transfer.
3.  each date we process a withdrawal.

    Subsequently, we will raise the effective annual rate to 5% if the current effective annual rate is equal to 0% and the value of the GIA is less than or equal to 40% of the total contract value on any of the following dates:

1.  each date we process a premium payment.
2.  each date we process a transfer.
3.  each date we process a withdrawal.
4.  each contract anniversary.

RIDER FEE
    There is a fee associated with the GMIB rider. Please see "Guaranteed Minimum Income Benefit Rider Fee" in Section "Deductions and Charges."

TERMINATION OF THIS RIDER
    You may not terminate this rider by request. This rider will terminate on the first of any of the following events to occur:


1. the 30th day after the last contract anniversary that occurs after the older Annuitant's 90th birthday;


2.  the termination of the contract to which this rider is attached;
3. the date a death benefit becomes payable under the contract to which this rider is attached;
4. the date annuity payments commence under the contract to which this rider is attached; and
5. the death of the last surviving annuitant or joint annuitant named under this rider.

GMIB ANNUITY PAYMENT OPTIONS
    Under this rider, you may only elect one of the following annuity payment options:

    GMIB OPTION A - LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN: a fixed annuity payable monthly while the annuitant named under this rider is living or, if later, until the end of the specified period certain. The period certain may be specified as 5 or 10 years. The period certain must be specified on the date the benefit is exercised. If the annuitant dies prior to the end of the period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if any annuitant dies after the end of the period certain. This option is not available if the life expectancy of the annuitant is less than the period certain on the date the benefit is exercised.

    GMIB OPTION B - NON-REFUND LIFE ANNUITY: a fixed annuity payable monthly while any annuitant named under this rider is living. No monthly payment, death benefit or refund is payable after the death of the annuitant.

    GMIB OPTION D - JOINT AND SURVIVORSHIP LIFE ANNUITY: a fixed annuity payable monthly while either the annuitant or joint annuitant named under this rider is living. This option is only available if the annuitant and joint annuitant named under this rider are both alive on the date the benefit is exercised. No monthly payment, death benefit or refund is payable after the death of the surviving annuitant.

    GMIB OPTION F - JOINT AND SURVIVORSHIP LIFE ANNUITY WITH 10-YEAR PERIOD
CERTAIN: a fixed annuity payable monthly while either the annuitant or joint annuitant named under this rider is living, or if later, the end of 10 years. This option is only available if the annuitant and joint annuitant named under this rider are both alive on the date the benefit is exercised. If the surviving annuitant dies prior to the end of the 10-year period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if the surviving annuitant dies after the end of the 10-year period certain. This option is not available if the life expectancy of the older annuitant is less than 10 years on the date the benefit is exercised.

PAYMENT UPON DEATH AFTER MATURITY DATE
    If an owner dies on or after the maturity date and there is no surviving owner, any remaining certain period annuity payments will be paid to the beneficiary under the annuity payment option in effect on the date of death. Payments may not be deferred or otherwise extended. If there is a surviving owner, the payments continue as if there had been no death.

    If the annuitant and joint annuitant, if any, die and are survived by any owner(s), any remaining certain period annuity payments will be paid to such owner(s). Payments will continue under the annuity payment option in effect at the date of death and may not be deferred or otherwise extended.

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                    IMPORTANT INFORMATION REGARDING THE GMIB

    While the GMIB does provide guaranteed minimum fixed annuity payments, it may not be appropriate for all investors and should be understood completely before you elect it.

[diamond] The GMIB does not provide contract value or in any way guarantee the investment performance of any investment option available under the contract.

[diamond] The GMIB is irrevocable once elected.

[diamond] You may not change any annuitant or joint annuitant while the GMIB is in effect.

[diamond] The GMIB does not restrict or limit your right to annuitize at other times permitted under the contract, but doing so will terminate the GMIB.

[diamond] You should consult with a qualified financial advisor if you are considering the GMIB.

[diamond] The GMIB is only available if approved in your state and if we offer it for use with the contract.
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INTEREST INVESTMENT PROGRAM
    We may at different times offer an Interest Investment Program. Under this program, interest earned on premium allocated to the GIA will automatically be transferred out to any of the subaccounts under the separate account.

    You may elect to transfer interest earned on premium allocated to the GIA on a monthly, quarterly, semiannual or annual basis. The amount that we transfer under the program will be based on the interest earned for the period you elect. We will process the automatic transfers on the first day of the month for the period that applies following our receipt of your transfer request. Should the first day of the applicable month fall on a holiday or weekend, we will process the transfer on the next business day.

    You must have a value of $10,000 in the GIA at all times to keep this program in effect. If the value in the GIA drops below $10,000 for any reason, then no more automatic transfers will be processed under the program. To start or stop the Interest Investment Program, you must notify us at 800/541-0171 or send a written request to our Annuity Operations Division.

    Transfers under the Interest Investment Program are not subject to the general restrictions on transfers from the GIA.

    The Interest Investment Program is not available to individuals who invest via a bank draft program or while the Dollar Cost Averaging Program or Asset Rebalancing Program are in effect.

    The Interest Investment Program does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participating in this program.

SYSTEMATIC WITHDRAWAL PROGRAM


    Prior to the maturity date, you may partially withdraw amounts automatically on a monthly, quarterly, semiannual or annual basis under the Systematic Withdrawal Program. You may withdraw a specified dollar amount or a specified percentage. The withdrawals are taken from the Contract Value with each subaccount, MVA and GIA bearing a pro rata share. Withdrawals from the MVA may be subject to a market value adjustment.


    The minimum withdrawal amount is $100. Withdrawals will be processed on each monthly contract anniversary and any applicable premium tax and surrender charges will be applied.

    You may start or terminate this program by sending written instructions to our Annuity Operations Division. This program is not available on or after the maturity date. There is no charge associated with participation in this program.


SURRENDER OF CONTRACT AND WITHDRAWALS
    If the owner is living, amounts held under the contract may be withdrawn in whole or in part prior to the maturity date, or after the maturity date under Variable Annuity Payment Options K or L. Prior to the maturity date, you may withdraw up to 10% of the contract value in a contract year, either in a lump sum or by multiple scheduled or unscheduled partial withdrawals, without the imposition of a surrender charge. During the first contract year, the 10% withdrawal without a surrender charge will be determined based on the contract value at the time of the first partial withdrawal. In all subsequent years, the 10% will be based on the previous contract anniversary value. A signed written request for withdrawal must be sent to our Annuity Operations Division. If you have not yet reached age 59 1/2, a 10% penalty tax may apply on taxable income withdrawn. See "Federal Income Taxes."


    The appropriate number of accumulation units of a subaccount will be redeemed at their value next determined after the receipt by our Annuity Operations Division of a written notice in a form satisfactory to us. Accumulation units redeemed in a partial withdrawal from multiple subaccounts will be redeemed on a pro rata basis unless you designate otherwise. Contract values in the GIA will also be withdrawn on a pro rata basis unless you designate otherwise. The resulting cash payment will be made in a single sum, ordinarily within seven days after receipt of such notice. However, redemption and payment may be delayed under certain circumstances. See "Payment Deferral." There may be adverse tax consequences to certain surrenders and partial withdrawals. See "Surrenders or Withdrawals Prior to the Contract Maturity Date." Certain restrictions on redemptions are imposed on contracts used in connection with Internal Revenue Code Section 403(b) plans. Although loans are available under 403(b) plans only, certain limitations may apply. See "Qualified Plans--Tax Sheltered Annuities." A deduction for surrender charges may be imposed on partial withdrawals from, and complete surrender of, a contract. See "Surrender Charges." Any surrender charge imposed is deducted from amounts withdrawn. The surrender charge is calculated on a first-in, first-out basis. In other words, we calculate your surrender charge by assuming your withdrawal is applied to premium payments in the order your premium payments were received.

    Requests for partial withdrawals or full surrenders should be mailed to our Annuity Operations Division.

CONTRACT TERMINATION


    The contract will terminate without value, if on any valuation date the contract value is zero. Phoenix will notify you in writing that the contract has terminated.


PAYMENT UPON DEATH BEFORE MATURITY DATE

WHEN IS THE DEATH BENEFIT PAYABLE?
    A death benefit is payable when the owner (or primary annuitant when the contract is owned by a non-natural person) dies. If there is more than one owner, a death benefit is payable upon the first owner to die.

WHO RECEIVES PAYMENT?

[diamond] DEATH OF AN OWNER
          If the owner dies before the contract maturity date, the death benefit will be paid to the beneficiary.

[diamond] DEATH OF AN OWNER-MULTIPLE OWNERS
          If one of the owners dies prior to the maturity date, the death benefit will be paid to the surviving owner(s), if any, who will be deemed to be the designated beneficiary(s).

[diamond] DEATH OF AN ANNUITANT WHO IS NOT THE OWNER
          If the owner and the annuitant are not the same individual and the annuitant dies prior to the maturity date, the owner becomes the annuitant, unless the owner appoints a new annuitant. If a joint annuitant dies prior to the maturity date, the owner may appoint a new joint annuitant. The death of an annuitant or joint annuitant will not cause the death benefit to be paid.

[diamond] SPOUSAL BENEFICIARY CONTRACT CONTINUANCE
          If the spouse of a deceased owner, as designated beneficiary, is entitled to receive all or some portion of the death benefit amount, the spouse may elect to continue the contract as the new owner. This election is only allowed prior to the maturity date and can be elected only one time. When the spouse elects to continue the contract, the death benefit amount that the spouse is entitled to receive will become the new contract value for the continued contract and the current death benefit option will remain in effect.

[diamond] OWNERSHIP OF THE CONTRACT BY A NON-NATURAL PERSON
          If the owner is not an individual, and the primary annuitant dies before the maturity date, we will pay the death benefit to the owner.

WHAT IS THE DEATH BENEFIT AMOUNT?


    The owner shall elect any of the available death benefit options at the time of the initial premium payment. If no option is elected, Death Benefit Option 1 will apply. If we grant your request to change ownership, Death Benefit Option 1 shall apply, unless we agree otherwise.


[diamond] DEATH BENEFIT OPTION 1--RETURN OF PREMIUM
          Upon the death of the owner (or if there is more than one owner, on the death of the owner who dies first), the death benefit is the greater of:

          a) the sum of all of premium payments, less adjusted partial withdrawals (as defined below); or

          b)   the contract value on the claim date.

[diamond] DEATH BENEFIT OPTION 2--ANNUAL STEP-UP
          This death benefit is based on the age of the owner. If there is more than one owner, it is based upon the age of the eldest owner at issue.


          Upon the death of the owner who has not attained age 80, the death benefit is the greatest of:


          a) the sum of all premium payments, less adjusted partial withdrawals (as defined below); or

          b)   the contract value on the claim date; or

          c)   the annual step-up amount (as defined below).


          Upon the death of the owner who has attained age 80, the death benefit is the greater of:


          a) the death benefit amount in effect at the end of the contract year prior to the owner attaining age 80, plus the sum of all premium payments less adjusted partial withdrawals (as defined below) made since the end of the contract year prior to the owner attaining age 80; or

          b)   the contract value on the claim date.

          If the owner is not an individual, the age of the primary annuitant will be used to calculate the death benefit amount. If the spouse elects to continue the contract under Death Benefit Option 2, the death benefit will be calculated using the surviving attained age.

          Adjusted Partial Withdrawals: The result of multiplying the ratio of the partial withdrawal to the contract value and the death benefit (prior to the withdrawal) on the withdrawal date.

          Annual Step-up Amount: In the first contract year the step-up amount is equal to 100% of premium payments less adjusted partial withdrawals. After that, in any following contract year the step-up amount equals the greater of (1) the step-up amount at the end of the prior contract year, plus any premium payments made since the end of the prior contract year, less any adjusted partial withdrawals made since the end of the prior year; or (2) the contract value.

[diamond] DEATH BENEFIT OPTION 3--RELIEF AMOUNT
          The availability of this option is subject to state approval.

          This death benefit is based on the age of the owner. If there is more than one owner, it is based upon the age of the eldest owner at issue. This option is available only for owners less than age 76 on the contract date.

          Upon the death of the owner who has not attained age 70 on the contract date, the death benefit is the greater of:

          a) the sum of all of premium payments, less adjusted partial withdrawals (as defined above); or

          b) the contract value on the claim date plus 40% of the relief amount (as defined below).

          Upon death of the owner who has attained age 70, but is less than 76 on the contract date, the death benefit is the greater of:

          a) the sum of all of premium payments, less adjusted partial withdrawals (as defined above); or

          b) the contract value on the claim date plus 25% of the relief amount (as defined below).

          If the owner is not an individual, the age of the primary annuitant will be used to calculate the death benefit amount. If the spouse elects to continue the contract under Death Benefit Option 3, we will calculate the death benefit using the surviving spouse's attained age as of the date we continue the contract.

          ACCUMULATION ENHANCEMENT
          Death Benefit Option 3 includes an accumulation enhancement. This enhancement provides monetary assistance during confinement in an assisted care living facility or nursing home if the following conditions are met:

          o 120 consecutive days of confinement prior to the maturity date, after the first contract year; and

          o the 120 days must occur prior to the owner attaining age 91.

          The enhancement provides:

          o that we will pay 40% of the relief amount (if the owner has not attained age 70 on the contract date) or 25% of the relief amount (if the owner is between the ages of 70-75 on the contract date);

          o that the amount we pay under this enhancement will not be paid in a lump sum but will be credited to the contract value over a period of 50 months, in the amount of 2% per month, while the owner is alive;

          o that even if the owner is dismissed from the facility/ nursing home prior to the 50 months expiring, we will continue to increase the contract value for 50 months;

          o that the maximum amount we will pay under this enhancement (and all similar enhancements issued by us or an affiliated company) for the owner is $750,000; and

          o this benefit is separate from the relief amount that is calculated at death.

          The monthly benefit payments will be added to the contract value according to the current allocation schedule on file. The owner can remove the payments from the contract value via partial withdrawals and surrender charges will be waived.

          Relief Amount: the relief amount is equal to the contract value less modified premium payments not to exceed the following maximum amount:

          o When the age of the eldest owner on the contract date is less than 70, the maximum relief amount equals 200% multiplied by:

            1) the sum of modified premium payments (made prior to the date of the death benefit calculation) minus

            2) the sum of premium payments (made during the prior 12 months of the death benefit calculation date) minus

            3) the sum of monthly benefits (as defined below) credited to the contract value.

          o When the eldest owner on the contract date is between the ages of 70
            - 75, the maximum relief amount equals 100% multiplied by:

            1) the sum of modified premium payments (made prior to the date of the death benefit calculation) minus

            2) the sum of premium payments (made during the 12 months prior to the death benefit calculation date) minus

            3) the sum of monthly benefits (as defined below) credited to the contract value.

          Modified Premium Payments: equals the sum of all premium payments plus monthly benefits (as defined below), if any, minus the amount that each partial withdrawal exceeds the difference between the contract value and the modified premium payments prior the partial withdrawal. If there are no partial withdrawals or the partial withdrawal does not exceed the difference, the value is zero.

          Monthly Benefit: is the monthly amount credited to the contract value when a claim under the Accumulation Enhancement is being paid.

    Death benefit proceeds will be payable in a single lump sum or, if the recipient chooses, in the form of an annuity payment option. Any such annuity payment option is subject to all restrictions (including minimum amount requirements) as are other annuities under this contract. In addition, there may be legal requirements that limit the recipient's annuity options and the timing of payments. See "Distributions at Death" under "Federal Income Taxes." A recipient should consult a qualified tax adviser before electing to receive an annuity.

    Depending upon state law, the amounts paid to the owner may avoid probate and the death benefit may be reduced by any tax due. For more information, see "Tax" and "Distribution at Death" under "Federal Income Taxes."

    We reserve the right to discontinue offering any one of the available death benefit options in the future.

THE ANNUITY PERIOD
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    The annuity period begins after the accumulation period of the contract, when annuity payments are made to you.

ANNUITY PAYMENTS
    Annuity payments will begin on the contract's maturity date if the owner is alive and the contract is still in force. Beginning on the maturity date, investment in the Account is continued unless a fixed payment annuity is selected. No surrender charge is taken. If you have not selected an annuity payment option by the maturity date, the default is Annuity

Payment Option I--Variable Life Annuity with 10-Year Period Certain. For more information, see "Annuity Payment Options."

    If the amount to be applied on the maturity date is less than $2,000, we may pay such amount in one lump sum in lieu of providing an annuity. If the initial monthly annuity payment under an annuity payment option would be less than $20, we may make a single sum payment equal to the total contract value on the date the initial annuity payment would be payable, or make periodic annuity payments quarterly, semiannually or annually in place of monthly annuity payments.

    Your contract specifies a maturity date at the time of its issuance. However, you may subsequently elect a different maturity date. The maturity date may not be earlier than the fifth contract anniversary. The latest maturity date is the contract anniversary nearest the annuitant's 95th birthday or ten years from the contract date, unless agreed otherwise. Generally, under qualified plans, the maturity date must be such that distributions begin no later than April 1st of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity ("IRA").

    The maturity date election must be made by written notice and must be received by our Annuity Operations Division 30 days before the provisional maturity date. If you do not elect a maturity date, which is different from the provisional maturity date, the provisional maturity date becomes the maturity date. Particular care should be taken in electing the maturity date of a contract issued under a Tax Sheltered Annuity (TSA), a Keogh Plan or an IRA plan. For more information, see "Tax Sheltered Annuities," "Keogh Plans" and "Individual Retirement Accounts."

ANNUITY PAYMENT OPTIONS


    Unless an alternative annuity payment option is elected on or before the maturity date, the amounts held under a contract on the maturity date will be applied to provide a Variable Life Annuity with 10-Year Period Certain (Option
I) as described below. Instead of Option I, you may, by sending a written request to AOD on or before the maturity date of the contract, elect any of the other annuity payment options described below. After the first annuity payment, you may not change the elected annuity payment option. No surrender charge will be assessed under any annuity payment option, unless unscheduled withdrawals are made under Variable Annuity Payment Options K or L.


    With the exception of the Fixed Annuity Payment Options and Annuity Payment Option L, each annuity payment will be based upon the value of the annuity units credited to the contract. The number of annuity units in each subaccount to be credited is based on the value of the accumulation units in that subaccount and the applicable annuity payment rate. The contract is issued with guaranteed minimum annuity payment rates, however, if the current rate is higher, we'll apply the higher rate. The annuity payment rate differs according to the annuity payment option selected and the age of the annuitant(s). The annuity payment rate is applied and will determine all annuity payments for the fixed annuity payment options and the first annuity payment for the variable annuity payment options. The value of the annuity units will vary with the investment performance of each subaccount to which annuity units are credited.


    The initial annuity payment will be calculated based on an assumed investment return of 4.5% per year. This rate is a fulcrum return around which variable annuity payments will vary to reflect whether actual investment experience of the subaccount is better or worse than the assumed investment return. The assumed investment return is set at the time of your first annuity payment. If investment performance is higher than the assumed investment return, your subsequent annuity payments will be larger than your first annuity payment. However, if investment performance is lower than the assumed investment rate, your subsequent annuity payments will be less than the first annuity payment. If the assumed and actual investment performances are the same, your annuity payments will be level. The assumed investment return and the calculation of variable annuity payments for a 10-year period certain variable payment life annuity and for Annuity Payment Options J and K described below are described in more detail in the contract and in the SAI.


    The level of annuity payments payable under the following annuity payment options is based upon the annuity payment option selected, and such factors as the age of the annuitant, the form of annuity, annuity payment rates, assumed investment rate (for variable annuity payments) and the frequency of annuity payments will affect the level of annuity payments. The longer the duration, and more frequent the payments, the lower the annuity payment amount. The assumed investment rate is 4.5% per year. We use this rate to determine the first annuity payment under Variable Annuity Payment Options I, J, K, M and N. Under Option L, we determine the amount of the annual distribution by dividing the amount of contract value as of the payment calculation date by the life expectancy of the annuitant or the joint life expectancy of the annuitant and joint annuitant at that time.

    We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the subaccounts. For more information, see "Charges For Mortality and Expense Risks" and "Charges for Administrative Services." Therefore, electing Option K will result in a deduction being made even though we assume no mortality risk under that option.

    The following are descriptions of the annuity payment options available under a contract. These descriptions should allow you to understand the basic differences between the options, however, you should contact our Annuity Operations Division well in advance of the date you wish to elect an option to obtain estimates of annuity payments under each option.

OPTION A--LIFE ANNUITY WITH SPECIFIED PERIOD
    A fixed payout annuity payable monthly while the annuitant is living or, if later, the end of the specified period certain. The period certain may be specified as 5, 10, or 20 years. The period certain must be specified at the time this option is elected.

OPTION B--NON-REFUND LIFE ANNUITY
    A fixed payout annuity payable monthly while the annuitant is living. No monthly payment, death benefit or refund is payable after the death of the annuitant.

OPTION D--JOINT AND SURVIVOR LIFE ANNUITY
    A fixed payout annuity payable monthly while either the annuitant or joint annuitant is living. You must designate the joint annuitant at the time you elect this option. The joint annuitant must be at least age 40 on the first payment calculation date.

OPTION E--INSTALLMENT REFUND LIFE ANNUITY
    A fixed payout annuity payable monthly while the annuitant is living. If the annuitant dies before the annuity payments made under this option total an amount which refunds the entire amount applied under this option, we will make a lump sum payment equal to the entire amount applied under this option less the sum of payments already made.

OPTION F--JOINT AND SURVIVOR LIFE ANNUITY WITH 10-YEAR PERIOD CERTAIN
    A fixed payout annuity payable monthly while either the annuitant or joint annuitant is living, or if later, the end of 10 years. You must designate the joint annuitant at the time you elect this option. The joint annuitant must be at least age 40 on the first payment calculation date.

OPTION G--PAYMENTS FOR SPECIFIED PERIOD
    A fixed payout annuity payable monthly over a specified period of time. Payments continue whether the annuitant lives or dies. The specified period must be in whole numbers of years from 5 to 30, but cannot be greater than 100 minus the age of the annuitant. However, if the beneficiary of any death benefits payable under this contract elects this payment option, the period selected by the beneficiary may not extend beyond the life expectancy of such beneficiary.

OPTION H--PAYMENTS OF SPECIFIED AMOUNT
    Equal income installments of a specified amount are paid until the principal sum remaining under this option from the amount applied is less than the amount of the installment. When that happens, the principal sum remaining will be paid as a final payment. The amount specified must provide for payments for a period of at least 5 years.

OPTION I--VARIABLE LIFE ANNUITY WITH 10-YEAR PERIOD CERTAIN
    A variable payout annuity payable monthly while the Annuitant is living or, if later, for ten years. If the beneficiary of any death benefits payable under this contract elects this payment option, the period certain will equal the shorter of 10 years or the life expectancy of such beneficiary.

OPTION J--JOINT SURVIVOR VARIABLE LIFE ANNUITY WITH 10-YEAR PERIOD CERTAIN
    A variable payout annuity payable monthly while either the annuitant or joint annuitant is living, or if later, the end of 10 years. You must designate the joint annuitant at the time you elect this option. The joint annuitant must be at least age 40 on the first payment calculation date. This option is not available for the payment of any death benefit under this contract.

OPTION K--VARIABLE ANNUITY FOR A SPECIFIED PERIOD
    A variable payout annuity payable monthly over a specified period of time. Payments continue whether the annuitant lives or dies. The specified period must be in whole numbers of years from 5 to 30, but cannot be greater than 100 minus the age of the annuitant. However, if the beneficiary of any death benefits payable under this contract elects this payment option, the period selected by the beneficiary may not extend beyond the life expectancy of such beneficiary. This option also provides for unscheduled withdrawals. An unscheduled withdrawal will reduce the number of fixed annuity units in each subaccount and affect the amount of future payments. For details, see "Variable Annuity Payments" and "Calculation of Annuity Payments" in the SAI.

OPTION L--VARIABLE LIFE EXPECTANCY ANNUITY
    This option provides a variable income which is payable over the annuitant's annually recalculated life expectancy or the annually recalculated life expectancy of the annuitant and joint annuitant. This option also provides for unscheduled withdrawals. An unscheduled withdrawal will reduce the contract value and affect the amount of future payments. Upon the death of the annuitant (and joint annuitant, if applicable), any remaining contract value will be paid in a lump sum to the beneficiary. For details, see "Variable Annuity Payments" and "Calculation of Annuity Payments" in the SAI.

OPTION M--UNIT REFUND VARIABLE LIFE ANNUITY
    This option provides variable monthly payments as long as the annuitant lives. In the event of the death of the annuitant, the monthly payments will stop and the beneficiary will receive a lump sum payment equal to the value of the remaining annuity units. This value is equal to the sum of the number of remaining annuity units for each subaccount multiplied by the current annuity unit value for that subaccount. The number of remaining annuity units for each subaccount will be calculated as follows:

1) the net amount in the subaccount applied under this option on the first payment calculation date divided by the corresponding annuity unit value on that date, minus
2) the sum of the annuity units released from the subaccount to make the payments under this option.

    You may not transfer any assets under Annuity Payment Option M, unless we agree otherwise.

OPTION N--VARIABLE NON-REFUND LIFE ANNUITY
    A variable payout annuity payable monthly while the annuitant is living. No monthly payment, death benefit or refund is payable after the death of the annuitant.

OTHER OPTIONS AND RATES
    We may offer other annuity payment options at the time a contract reaches its maturity date. In addition, in the event that annuity payment rates for contracts are at that time more favorable than the applicable rates guaranteed under the contract, the then current settlement rates shall be used in determining the amount of any annuity payment under the Annuity Payment Options above.

OTHER CONDITIONS
    Federal income tax requirements currently applicable to most qualified plans provide that the period of years guaranteed under joint and survivorship annuities with specified periods certain (see "Option F" and "Option J" above) cannot be any greater than the joint life expectancies of the payee and his or her spouse.

    Federal income tax requirements also provide that participants in regular or SIMPLE IRAs must begin minimum distributions by April 1 of the year following the year in which they attain age 70 1/2. Minimum distribution requirements do not apply to Roth IRAs. Distributions from qualified plans generally must begin by the later of actual retirement or April 1 of the year following the year participants attain age 70 1/2. Any required minimum distributions must be such that the full amount in the contract will be distributed over a period not greater than the participant's life expectancy or the combined life expectancy of the participant and his or her spouse or designated beneficiary. Distributions made under this method are generally referred to as Life Expectancy Distributions ("LEDs"). An LED program is available to participants in qualified plans or IRAs. Requests to elect this program must be made in writing.

    Under the LED program, regardless of contract year, amounts up to the required minimum distribution may be withdrawn without a deduction for surrender charges, even if the minimum distribution exceeds the 10% allowable amount. See "Surrender Charges." Any amounts withdrawn that have not been held under a contract for at least six years and are in excess of both the minimum distribution and the 10% free available amount will be subject to any applicable surrender charge.

    If the initial monthly annuity payment under an annuity payment option would be less than $20, we may make a single sum payment equal to the contract value on the date the initial annuity payment would be payable, in place of all other benefits provided by the contract, or, may make periodic annuity payments quarterly, semiannually or annually in place of monthly annuity payments.

    Currently, transfers between subaccounts are available for amounts allocated to any of the variable annuity payment options except Annuity Payment Option M.

PAYMENT UPON DEATH AFTER MATURITY DATE
    If an owner dies on or after the maturity date and there is no surviving owner, any remaining period certain annuity payments will be paid to the beneficiary under the annuity payment option in effect on the date of death. Payments may not be deferred or otherwise extended. If there is a surviving owner, the payments continue as if there had been no death.

    If the annuitant and joint annuitant, if any, die and are survived by any owner(s), any remaining period certain annuity payments will be paid to such owner(s). Payments will continue under the annuity payment option in effect at the date of death and may not be deferred or otherwise extended.

VARIABLE ACCOUNT VALUATION PROCEDURES
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VALUATION DATE

    A valuation date is every day the New York Stock Exchange ("NYSE") is open for trading and we are open for business. However, transaction processing may be postponed for the following reasons:

1.  the NYSE is closed or may have closed early;

2.  the SEC has determined that a state of emergency exists; or

3. on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran's Day).

    The NYSE Board of Directors reserves the right to change the NYSE schedule as conditions warrant. On each valuation date, the value of the Separate Account is determined at the close of the NYSE (usually 4:00 p.m. eastern time). The NYSE is scheduled to be closed on the following days:

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New Year's Day                      Independence Day
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Martin Luther King, Jr. Day         Labor Day
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Presidents Day                      Thanksgiving Day
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Good Friday                         Christmas Day
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Memorial Day
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VALUATION PERIOD
    Valuation period is that period of time from the beginning of the day following a valuation date to the end of the next following valuation date.

ACCUMULATION UNIT VALUE
    The value of one accumulation unit was set at $1.000 on the date assets were first allocated to a subaccount. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period ending on such valuation date. After the first valuation period, the accumulation unit value reflects the cumulative investment experience of that subaccount.

NET INVESTMENT FACTOR
    The net investment factor for any valuation period is equal to 1.000 plus the applicable net investment rate for such valuation period. A net investment factor may be more or less than 1.000 depending on whether the assets gained or lost value that day. To determine the net investment rate for any valuation period for the funds allocated to each subaccount, the following steps are taken: (a) the aggregate accrued investment income and capital gains and losses, whether realized or unrealized, of the subaccount for such valuation period is computed, (b) the amount in (a) is then adjusted by the sum of the charges and credits for any applicable income taxes and the deductions at the beginning of the valuation period for mortality and expense risk fees and daily administration fee, and (c) the results of (a) as adjusted by (b) are divided by the aggregate unit values in the subaccount at the beginning of the valuation period.

MISCELLANEOUS PROVISIONS
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ASSIGNMENT


    Owners of contracts issued in connection with non-tax qualified plans may assign their interest in the contract to a spouse or a grantor trust. We will not be on notice of such an assignment unless we receive written notice of such assignment filed with our Annuity Operations Division.


    A pledge or assignment of a contract is treated as payment received on account of a partial surrender of a contract. For more information, see "Surrenders or Withdrawals Prior to the Contract Maturity Date." Transfer of ownership will nullify the original death benefit option and the death benefit option will become Option 1.

DEATH BENEFIT
    In order to qualify for favorable tax treatment, contracts issued in connection with tax qualified plans may not be sold, assigned, discounted or pledged as collateral for a loan or as security for the performance of an obligation, or for any other purpose, to any person other than to us.

PAYMENT DEFERRAL


    Payment of the contract value attributable to the Separate Account in a single sum upon a partial withdrawal or full surrender of the contract will ordinarily be made within 7 days after receipt of the written request by our Annuity Operations Division. However, we may postpone payment of the value of any accumulation units at times (a) when the NYSE is closed, other than customary weekend and holiday closings, (b) when trading on the NYSE is restricted, (c) when an emergency exists as a result of which disposal of securities in the series is not reasonably practicable or it is not reasonably practicable to determine the contract value or (d) when a governmental body having jurisdiction over us by order permits such suspension. Rules and regulations of the SEC, if any, are applicable and will govern as to whether conditions described in (b), (c) or (d) exist.

    Payment of the Contract Value attributable to the GIA may be deferred for 6 months from the date of receipt of a withdrawal or surrender request at our Annuity Operations Division. If payment is delayed for more than 10 days, we will credit additional interest at a rate equal to that paid under Annuity Options G and H.


FREE LOOK PERIOD
    We may mail the contract to you or we may deliver it to you in person. You may return a contract for any reason within ten days after you receive it and receive in cash the adjusted contract value less any charges. (A longer Free Look Period may be required by your state.) You may receive more or less than the initial premium payment depending on investment experience within the subaccounts during the Free Look Period. If a portion or all of your initial premium payment has been allocated to the GIA, we also will refund any earned interest. If applicable state law requires, we will return the full amount of any premium payments we received.

    During periods of extreme market volatility, we reserve the right to make the Temporary Money Market Allocation Amendment available. We will generally allocate the premium payment, less applicable charges, according to your instructions when we receive your completed application. We may issue some contracts with a Temporary Money Market Allocation Amendment. Under this amendment we allocate the net premium payment and the net of other premium payments paid during your Free Look Period to the Phoenix-Goodwin Money Market subaccount. When your Free Look Period expires we allocate the contract value among the subaccounts and/or the GIA according to your instructions. We may use the Temporary Money Market Allocation Amendment depending on the state of issue and under certain other circumstances.

AMENDMENTS TO CONTRACTS
    Contracts may be amended to conform to changes in applicable law or interpretations of applicable law, or to accommodate design changes. Changes in the contract may need to be approved by contract owners and state insurance departments. A change in the contract that necessitates a corresponding change in the prospectus or the SAI must be filed with the SEC.

SUBSTITUTION OF FUND SHARES
    If, in the judgment of Phoenix's management, one or more of the funds becomes unsuitable for investment by contract owners, we reserve the right to substitute accumulation units of another subaccount for accumulation units already purchased or to be purchased in the future by premium payments under this contract. Any substitution will be subject to approval by the SEC, if required and, where required, one or more state insurance departments.

OWNERSHIP OF THE CONTRACT
    Ordinarily, the purchaser of a contract is both the owner and the annuitant and is entitled to exercise all the rights under the contract. However, the owner may be an individual or entity other than the annuitant. More than one owner may own a contract as joint owner. Transfer of the ownership of a contract may involve federal income tax consequences, and a qualified advisor should be consulted before any such transfer is attempted.

FEDERAL INCOME TAXES
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INTRODUCTION
    The contracts are designed for use with retirement plans which may or may not be tax-qualified plans ("qualified plans") under the provisions of the Internal Revenue Code of 1986, (the "Code"). The ultimate effect of federal income taxes on the amounts held under a contract, on annuity payments and on the economic benefits of the contract owner, annuitant or beneficiary depends on our income tax status, on the type of retirement plan for which the contract is purchased, and upon the income tax and employment status of the individual concerned.

    The following discussion is general in nature and is not intended as tax advice. The income tax rules are complicated and this discussion is intended only to make you aware of the issues. Each person concerned should consult a professional tax advisor. No attempt is made to consider any estate or inheritance taxes or any applicable state, local or other tax laws. Moreover, the discussion is based upon our understanding of the federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of the federal income tax laws or the current interpretations by the Internal Revenue Service (the "IRS"). We do not guarantee the tax status of the contracts or any transactions involving the contracts. Purchasers bear the complete risk that the contracts may not be treated as "annuity contracts" under federal income tax laws. For a discussion of federal income taxes as they relate to the funds, please see the fund prospectuses.

INCOME TAX STATUS
    We are taxed as a life insurance company under Part 1 of Subchapter L of the Code. Since the Separate Account is not a separate entity from Phoenix and its operations form a part of Phoenix, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the contract value. Under existing federal income tax law, the Separate Account's investment income, including realized net capital gains, is not taxed to us. We reserve the right to make a deduction for taxes should they be imposed on us with respect to such items in the future.

TAXATION OF ANNUITIES IN GENERAL--NONQUALIFIED PLANS
    Section 72 of the Code governs taxation of annuities. In general, a contract owner is not taxed on increases in value of the units held under a contract until some form of distribution is made. However, in certain cases the increase in value may be subject to tax currently. In the case of contracts not owned by natural persons, see "Contracts Owned by Non-Natural Persons." In the case of contracts not meeting the diversification requirements, see "Diversification Standards."

    As the owner of the contract, you may elect one of the available death benefit guarantees under the contract. One or more of the options available may, in some cases, exceed the greater of the sum of premium payments or the contract value. The IRS may take the position with respect to these death benefit guarantees that they are not part of the annuity contract. In such a case, the charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from purchase payments for the contract would not be deductible. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit guarantee under this contract or any amendments, benefits or endorsements to the contract.

SURRENDERS OR WITHDRAWALS PRIOR TO THE CONTRACT MATURITY DATE
    Code Section 72 provides that a withdrawal or surrender of the contract prior to the contract maturity date will be treated as taxable income to the extent the amounts held under the contract exceed the "investment in the contract." The "investment in the contract" is that portion, if any, of purchase payments by or on behalf of an individual under a contract that have not been excluded from the individual's gross income. The taxable portion is taxed as ordinary income in an amount equal to the value of the amount received in excess of the "investment in the contract" on account of a withdrawal or surrender of a contract. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a withdrawal from a contract.

SURRENDERS OR WITHDRAWALS ON OR AFTER THE CONTRACT MATURITY DATE
    Upon receipt of a lump sum payment under the contract, the recipient is taxed on the portion of the payment that exceeds the investment in the contract. Ordinarily, such taxable portion is taxed as ordinary income.

    For fixed annuity payments, the taxable portion of each payment is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the contract bears to the total expected amount of annuity payments for the term of the contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed as ordinary income. For variable annuity payments, the taxable portion is determined by a formula that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments. The remaining portion of each payment is taxed as ordinary income. Once the excludable portion of annuity payments equals the investment in the contract, the balance of the annuity payments will be fully taxable. For certain types of qualified plans, there may be no investment in the contract resulting in the full amount of the payments being taxable. A simplified method of determining the exclusion ratio is effective with respect to qualified plan annuities started after November 18, 1996.

    Withholding of federal income taxes on all distributions may be required unless the recipient elects not to have any amounts withheld and properly notifies our Annuity Operations Division of that election.

PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS
    Amounts surrendered, withdrawn or distributed before the taxpayer reaches age 59 1/2 are subject to a penalty tax equal to ten percent (10%) of the portion of such amount that is includable in gross income. However, the penalty tax will not apply to withdrawals: (i) made on or after the death of the contract owner (or where the contract owner is not an individual, the death of the "primary annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments made (not less frequently than annually) for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans (such distributions may, however, be subject to a similar penalty under Code Section 72(t) relating to distributions from qualified retirement plans and to a special penalty of 25% applicable specifically to SIMPLE IRAs or other special penalties applicable to Roth IRAs);
(v) allocable to investment in the contract before August 14, 1982; (vi) under a qualified funding asset (as defined in Code Section 130(d)); (vii) under an immediate annuity contract (as defined in Code Section 72(u)(4)); or (viii) that are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

    If the penalty tax does not apply to a withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year when the modification occurs will be increased by an amount (determined by the Treasury regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, but only if the modification takes place: (a) within 5 years from the date of the first payment, or (b) before the taxpayer reaches age 59 1/2.

    Separate tax withdrawal penalties apply to qualified plans. See "Taxation of Annuities in General--Qualified Plans--Penalty Tax on Surrenders and Withdrawals from Qualified Contracts."

ADDITIONAL CONSIDERATIONS

DISTRIBUTION-AT-DEATH RULES
    In order to be treated as an annuity contract for federal income tax purposes, a contract must provide the following two distribution rules: (a) if the contract owner dies on or after the contract maturity date, and before the entire interest in the contract has been distributed, the remainder of the contract owner's interest will be distributed at least as quickly as the method in effect on the contract owner's death; and (b) if a contract owner dies before the contract maturity date, the contract owner's entire interest generally must be distributed within five (5) years after the date of death, or if payable to a designated beneficiary, may be annuitized over the life or life expectancy of that beneficiary and payments must begin within one (1) year after the contract owner's date of death. If the beneficiary is the spouse of the contract owner, the contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as contract owner. Similar distribution requirements apply to annuity contracts under qualified plans (other than Code Section 457 Plans). However, a number of restrictions, limitations and special rules apply to qualified plans and contract owners should consult with their tax advisor.

    If the primary annuitant, which is not the contract owner, dies before the maturity date, the owner will become the annuitant unless the owner appoints another annuitant. If the contract owner is not an individual, the death of the primary annuitant is treated as the death of the contract owner. In addition, when the contract owner is not an individual, however, a change in the primary annuitant is treated as the death of the contract owner. Finally, in the case of non-spousal joint contract owners, distribution will be required at the earliest death of any of the contract owners.

    If the contract owner or a joint contract owner dies on or after the maturity date, the remaining payments, if any, under the Annuity Payment Option selected will be made at least as rapidly as under the method of distribution in effect at the time of death.

    Any death benefits paid under the contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

TRANSFER OF ANNUITY CONTRACTS
    Transfers of nonqualified contracts prior to the maturity date for less than full and adequate consideration to the contract owner at the time of such transfer, will trigger tax on the gain in the contract, with the transferee getting a step-up in basis for the amount included in the contract owner's income. This provision does not apply to transfers between spouses and incident to a divorce.

CONTRACTS OWNED BY NON--NATURAL PERSONS
    If a non-natural person (for example, a corporation) holds the contract, the income on that contract (generally the increase in the net surrender value less the premium payments paid) is includable in income each year. The rule does not apply where the non-natural person is the nominal owner of a contract and the beneficial owner is a natural person. The rule also does not apply where the annuity contract is acquired by the estate of a decedent, where the contract is held under a qualified plan, a TSA program or an IRA, where the contract is a qualified funding asset for structured settlements, or where the contract is purchased on behalf of an employee upon termination of a qualified plan.

SECTION 1035 EXCHANGES
    Code Section 1035 provides, in general, that no gain or loss shall be recognized on the exchange of one annuity contract for another. A replacement contract obtained in a tax-free exchange of contracts generally succeeds to the status of the surrendered contract. If the surrendered contract was issued prior to August 14, 1982, the tax rules that formerly provided that the surrender was taxable only to the extent the amount received exceeds the contract owner's investment in the contract will continue to apply. In contrast, contracts issued on or after January 19, 1985 are, in a Code Section 1035 exchange, treated as new contracts for purposes of the distribution-at-death rules. Special rules and procedures apply to Code Section 1035 transactions. Prospective contract owners wishing to take advantage of Code
Section 1035 should consult their tax advisors.

MULTIPLE CONTRACTS
    Code Section 72(e)(11)(A)(ii) provides that for contracts entered into after October 21, 1988, for purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all nonqualified annuity contracts issued by the same insurer (or affiliate) to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract maturity date, such as a withdrawal, dividend or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

    The U.S. Treasury Department has specific authority to issue regulations that prevent the avoidance of Code Section 72(e) through the serial purchase of annuity contracts or otherwise. In addition, there may be situations where the Treasury may conclude that it would be appropriate to aggregate two or more contracts purchased by the same contract owner. Accordingly, a contract owner should consult a competent tax advisor before purchasing more than one contract or other annuity contracts.

OWNER CONTROL
    For variable annuity contracts, tax deferral depends on the insurance company and not you having control of the assets held in the separate accounts. You can allocate account values from one fund of the separate account to another but you cannot direct the investments each fund makes. If you have too much "investor control" of the assets supporting the separate account funds, then you will be taxed on the gain in the contract as it is earned rather than when it is withdrawn.

    In 2003, the Internal Revenue Service (IRS) in Revenue Ruling 2003-91, issued formal guidance that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 investment options may be considered a factor, along with other factors, including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The Revenue Ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment but stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.

    The Revenue Ruling considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under the variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under this contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract, or agreement between the contract owner and Phoenix regarding the availability of a particular investment option and, other than the contract owner's right to allocate premium payments and transfer funds among the available subaccounts, all investment decisions concerning the subaccounts will be made by us or an advisor in its sole and absolute discretion.

    At this time, it cannot be determined whether additional guidance will be provided by the U.S. Treasury on this issue and what standards may be contained in such guidance. Should the U.S. Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between or among underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under section 72 of the Internal Revenue Code, Phoenix reserves the right to modify the contract to the extent required to maintain favorable tax treatment.

DIVERSIFICATION STANDARDS

DIVERSIFICATION REGULATIONS
    To comply with the diversification regulations under Code Section 817(h) ("Diversification Regulations"), after a start-up period, each series of the funds will be required to diversify its investments. The Diversification Regulations generally require that, on the last day of each calendar quarter, the series' assets be invested in no more than:

[diamond] 55% in any 1 investment
[diamond] 70% in any 2 investments
[diamond] 80% in any 3 investments
[diamond] 90% in any 4 investments

    A "look-through" rule applies to treat a pro rata portion of each asset of a series as an asset of the Separate Account, and each series of the funds are tested for compliance with the percentage limitations. All securities of the same issuer are treated as a single investment. As a result of the 1988 Act, each government agency or instrumentality will be treated as a separate issuer for purposes of these limitations.

    The Treasury Department has indicated that the Diversification Regulations do not provide guidance regarding the circumstances in which contract owner control of the investments of the Separate Account will cause the contract owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the contract. At this time, it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance. The amount of contract owner control which may be exercised under the contract is different in some respects from the situations addressed in published rulings issued by the IRS in which it was held that the contract owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the contract owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the contract owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the contract owner with respect to earnings allocable to the contract prior to receipt of payments under the contract.

    In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling generally will be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the contract owner being determined retroactively to be the owner of the assets of the Separate Account.

    Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

    We represent that we intend to comply with the Diversification Regulations to assure that the contracts continue to be treated as annuity contracts for federal income tax purposes.

DIVERSIFICATION REGULATIONS AND QUALIFIED PLANS
    Code Section 817(h) applies to a variable annuity contract other than a pension plan contract. The Diversification Regulations reiterate that the diversification requirements do not apply to a pension plan contract. All of the qualified plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified plan contracts from application of the diversification rules, all investments of the Phoenix Qualified Plan Contracts (i.e., the funds) will be structured to comply with the diversification standards because the funds serve as the investment vehicle for nonqualified contracts as well as qualified plan contracts.

    Any death benefits paid under the contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

TAXATION OF ANNUITIES IN GENERAL--QUALIFIED PLANS
    The contracts may be used with several types of qualified plans. TSAs, Keoghs, IRAs, Corporate Pension and Profit-sharing Plans and State Deferred Compensation Plans will be treated, for purposes of this discussion, as qualified plans. The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made here to provide more than general information about the use of the contracts with the various types of qualified plans. Phoenix reserves the right at any time to discontinue the availability of this contract for use with qualified plans. Participants under such qualified plans as well as contract owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such qualified plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the contract issued in connection therewith. For example, Phoenix will accept beneficiary designations and payment instructions under the terms of the contract without regard to any spousal consent that may be required under the Retirement Equity Act (REA). Consequently, a contract owner's beneficiary designation or elected annuity payment option may not be enforceable.

    As the owner of the contract, you may elect one of the available death benefit guarantees under the contract. We are of the opinion that the death benefit guarantees available under the contract are part of the annuity contract. One or more of the death benefit guarantees available may exceed the greater of the sum of premium payments or the contract value. The contract and its amendments, benefits or endorsements (together referred to herein as the "contract") have not been reviewed by the IRS for qualification as an IRA or any other qualified plan. Moreover, the IRS has not addressed in a ruling of general applicability whether a death benefit option such as the those available under the contract complies with the qualification requirements for an IRA or any other qualified plan. There is a risk that the IRS would take the position that one or more of the death benefit guarantees are not part of the annuity contract. In such a case, charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from purchases for the contract would not be deductible. While we regard the death benefit guarantees available for your election under the contract as a permissible benefit under an IRA, the IRS may take a contrary position regarding tax qualification resulting in deemed distributions and penalty taxes. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit option under this contract for an IRA or other qualified plan.

    Certain death benefit guarantees may be purchased under your contract. IRA's and other qualified contracts generally may not invest in life insurance contracts. If you own an IRA or other qualified contract and purchase these death benefit guarantees, the IRS may consider these benefits "incidental death benefits." The IRC imposes limits on the amount of the incidental death benefits allowable for qualified contracts. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the IRA or qualified contract. Furthermore, the IRC provides that the assets of an IRA (including a traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not be invested in life insurance, but may provide, in the case of death during the accumulation phase, for a death benefit payment equal to the greater of sum of premium payments (less withdrawals) or contract value. This contract offers death benefits, which may exceed the greater of sum of premium payments (less withdrawals) or contract value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA (including traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) or other qualified contract. That determination could result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes. You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.

    Under certain circumstances, the proceeds of a surrender of a contract may qualify for "lump sum distribution" treatment under qualified plans. See your tax advisor if you think you may qualify for "lump sum distribution" treatment. The 5-year averaging rule for lump sum distribution has been repealed for tax years beginning after 1999.

    Effective January 1, 1993, Section 3405 of the Internal Revenue Code was amended to change the roll-over rules applicable to the taxable portions of distributions from qualified pension and profit-sharing plans and Section 403(b) TSA arrangements. Taxable distributions eligible to be rolled over generally will be subject to 20 percent income tax withholding. Mandatory withholding can be avoided only if the employee arranges for a direct rollover to another qualified pension or profit-sharing plan or to an IRA.

    The new mandatory withholding rules apply to all taxable distributions from qualified plans or TSAs (not including IRAs), except (a) distributions required under the Code, (b) substantially equal distributions made over the life (or life expectancy) of the employee, or for a term certain of 10 years or more and
(c) the portion of distributions not includable in gross income (i.e., return of after-tax contributions).

    On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE VS. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The contracts sold by Phoenix in connection with certain qualified plans will utilize annuity tables that do not differentiate on the basis of sex. Such annuity tables also will be available for use in connection with certain nonqualified deferred compensation plans.

    Numerous changes have been made to the income tax rules governing qualified plans as a result of legislation enacted during the past several years, including rules with respect to: coverage, participation, maximum contributions, required distributions, penalty taxes on early or insufficient distributions and income tax withholding on distributions. The following are general descriptions of the various types of qualified plans and of the use of the contracts in connection therewith.

TAX SHELTERED ANNUITIES ("TSAs")
    Code Section 403(b) permits public school systems and certain types of charitable, educational and scientific organizations, generally specified in Code Section 501(c)(3), to purchase annuity contracts on behalf of their employees and, subject to certain limitations, allows employees of those organizations to exclude the amount of payments from gross income for federal income tax purposes. These annuity contracts are commonly referred to as TSAs.

    For taxable years beginning after December 31, 1988, Code Section 403(b)(11) imposes certain restrictions on a contract owner's ability to make withdrawals from, or surrenders of, Code Section 403(b) Contracts, if the cash withdrawn is attributable to payments made under a salary reduction agreement. Specifically, Code Section 403(b)(11) allows a contract owner to make a surrender or withdrawal only (a) when the employee attains age 59 1/2, separates from service, dies or becomes disabled (as defined in the Code), or (b) in the case of hardship. In the case of hardship, the distribution amount cannot include any income earned under the contract.

    The 1988 Act amended the effective date of Code Section 403(b)(11), so that it applies only with respect to distributions from Code Section 403(b) Contracts which are attributable to assets other than assets held as of the close of the last year beginning before January 1, 1989. Thus, the distribution restrictions do not apply to assets held as of December 31, 1988.

    In addition, in order for certain types of contributions under a Code
Section 403(b) Contract to be excluded from taxable income, the employer must comply with certain nondiscrimination requirements. Contract owners should consult their employers to determine whether the employer has complied with these rules. Contract owner loans are not allowed under the contracts.

    Effective May 4, 1998, loans may be made available under Internal Revenue Code Section 403(b) tax-sheltered annuity programs. A loan from a participant's contract value may be requested only if we make loans available with the contract and if the employer permits loans under their tax-sheltered annuity program. The loan must be at least $1,000 and the maximum loan amount is the greater of: (a) 90% of the first $10,000 of contract value minus any withdrawal charge; and (b) 50% of the contract value minus any withdrawal charge. The maximum loan amount is $50,000. If loans are outstanding from any other tax-qualified plan, then the maximum loan amount of the contract may be reduced from the amount stated above in order to comply with the maximum loan amount requirements under Section 72(p) of the Internal Revenue Code. Amounts borrowed from the GIA are subject to the same limitations as applies to transfers from the GIA; thus no more than the greatest of $1000 and 25% of the contract value in the GIA may be borrowed at any one time.

    Loan repayments will first pay any accrued loan interest. The balance will be applied to reduce the outstanding loan balance and will also reduce the amount of the Loan Security Account by the same amount that the outstanding loan balance is reduced. The Loan Security Account is part of the general account and is the sole security for Tax-sheltered Annuity loans (as described in IRC
Section 403(b)) loans. It is increased with all loan amounts taken and reduced by all repayments of loan principal. The balance of loan repayments, after payment of accrued loan interest, will be credited to the subaccounts of the Separate Account or the GIA in accordance with the participant's most recent premium payments allocation on file with us.

    If we do not receive a loan repayment before 90 days after the payment was due, then the entire loan balance plus accrued interest will be in default. In the case of default, the outstanding loan balance plus accrued interest will be deemed a distribution for income tax purposes, and will be reported as such to the extent required by law. At the time of such deemed distribution, interest will continue to accrue until such time as an actual distribution occurs under the contract.

KEOGH PLANS
    The Self-Employed Individual Tax Retirement Act of 1962, as amended permits self-employed individuals to establish "Keoghs" or qualified plans for themselves and their employees. The tax consequences to participants under such a plan depend upon the terms of the plan. In addition, such plans are limited by law with respect to the maximum permissible contributions, distribution dates, nonforfeitability of interests, and tax rates applicable to distributions. In order to establish such a plan, a plan document must be adopted and implemented by the employer, as well as approved by the IRS.

INDIVIDUAL RETIREMENT ANNUITIES
    Code Sections 408 and 408A permit eligible individuals to contribute to an individual retirement program known as an "IRA." These IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed on a tax-deferred basis into an IRA. Effective January 1, 1997, employers may establish a new type of IRA called SIMPLE (Savings Incentive Match Plan for Employees). Special rules apply to participants' contributions to and withdrawals from SIMPLE IRAs. Also effective January 1, 1997, salary reduction IRAs (SARSEP) no longer may be established. Effective January 1, 1998, individuals may establish Roth IRAs. Special rules also apply to contributions to and withdrawals from Roth IRAs.

CORPORATE PENSION AND PROFIT-SHARING PLANS
    Code Section 401(a) permits corporate employers to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of contracts to provide benefits thereunder.

    These retirement plans may permit the purchase of the contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includable in the gross income of the employee until distributed from the Plan. The tax consequences to participants may vary depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Participant loans are not allowed under the contracts purchased in connection with these Plans. Purchasers of contracts for use with Corporate Pension or Profit-sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

DEFERRED COMPENSATION PLANS WITH RESPECT TO SERVICE FOR STATE AND LOCAL GOVERNMENTS AND TAX EXEMPT ORGANIZATIONS
    Code Section 457 provides for certain deferred compensation plans with respect to service for state and local governments and certain other entities. The contracts may be used in connection with these plans; however, under these plans if issued to tax exempt organizations, the contract owner is the plan sponsor, and the individual participants in the plans are the annuitants. Under such contracts, the rights of individual plan participants are governed solely by their agreements with the plan sponsor and not by the terms of the contracts. Effective in 1997 for new state and local government plans, such plans must be funded through a tax-exempt annuity contract held for the exclusive benefit of plan participants.

PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS FROM QUALIFIED PLANS
    In the case of a withdrawal under a qualified plan, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a qualified plan. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including contracts issued and qualified under Code Sections 401 (Keogh and Corporate Pension and Profit-sharing Plans), Tax-Sheltered Annuities and Individual Retirement Annuities other than Roth IRAs. The penalty is increased to 25% instead of 10% for SIMPLE IRAs if distribution occurs within the first two years of the contract owner's participation in the SIMPLE IRA. To the extent amounts are not includable in gross income because they have been properly rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the contract owner or annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the contract owner or annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the contract owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such contract owner or annuitant (as applicable) and his or her designated beneficiary; (d) distributions to a contract owner or annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the contract owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the contract owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the contract owner and his or her spouse and dependents if the contract owner has received unemployment compensation for at least 12 weeks; and (h) distributions from IRAs for first-time home purchase expenses (maximum $10,000) or certain qualified educational expenses of the contract owner, spouse, children or grandchildren of the contract owner. This exception will no longer apply after the contract owner has been reemployed for at least 60 days. The exceptions stated in items (d) and (f) above do not apply in the case of an IRA. The exception stated in item (c) applies to an IRA without the requirement that there be a separation from service.

    Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to a regular or SIMPLE IRA and the required distribution rules do not apply to Roth IRAs. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

SEEK TAX ADVICE
    The above description of federal income tax consequences of the different types of qualified plans which may be funded by the contracts offered by this prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice. The rules governing the provisions of qualified plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective contract owner considering adoption of a qualified plan and purchase of a contract in connection therewith should first consult a qualified tax advisor, with regard to the suitability of the contract as an investment vehicle for the qualified plan.

SALES OF VARIABLE ACCUMULATION CONTRACTS
--------------------------------------------------------------------------------


    Phoenix has designated Phoenix Equity Planning Corporation ("PEPCO") to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a distribution agreement]. PEPCO, which is an affiliate of Phoenix, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Phoenix and its affiliated companies. Phoenix reimburses PEPCO for expenses PEPCO incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). PEPCO does not retain any fees under the Contracts; however, PEPCO, may receive 12b-1 fees from the underlying funds.

    PEPCO's principal executive offices are located at 56 Prospect Street, Hartford, Connecticut 06103. PEPCO is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

PEPCO and Phoenix enter into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of Phoenix under applicable state insurance law and must be licensed to sell variable insurance products. Phoenix intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are offered on a continuous basis.

COMPENSATION.
    Broker-dealers who have selling agreements with PEPCO and Phoenix are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor or disfavor one product provider over another product provider due to differing compensation rates.

    We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation in all or some years based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement and the payment option selected by the broker-dealer and/or the registered representative but is not expected to exceed 6.00% of purchase payments (if up-front compensation is paid to registered representatives) and up to 1.00 % annually of average Contract Value (if asset-based compensation is paid to registered representatives).

    To the extent permitted by NASD rules, overrides and promotional incentives or cash and non-cash payments also may be provided to such broker-dealers based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the contract, including the recruitment and training of personnel, production of promotional literature and similar services.

    This Contract does not assess a front-end sales charge, so you do not directly pay for sales and distribution expenses. Instead, you indirectly pay for sales and distribution expenses through the overall charges and fees assessed under the Contract. For example, any profits Phoenix may realize through assessing the mortality and expense risk charge under your Contract may be used to pay for sales and distribution expenses. Phoenix may also pay for sales and distribution expenses out of any payments Phoenix or PEPCO may receive from the underlying funds for providing administrative, marketing and other support and services to the underlying funds. If your Contract assesses a contingent deferred sales charge, proceeds from this charge may be used to reimburse Phoenix for sales and distribution expenses. No additional sales compensation is paid if you select any optional benefits under your Contract.


SERVICING AGENT
--------------------------------------------------------------------------------


    The Phoenix Edge Series Fund reimburses Phoenix Life Insurance Company for various shareholder services provided by the Annuity Operations Division, PO Box 8027, Boston, MA 02266-8027. The functions performed include investor inquiry support, shareholder trading, confirmation of investment activity, quarterly statement processing and Web/Interactive Voice Response trading. The rate of reimbursement for 2006 is 0.08% of the fund's average daily net assets. The total administrative service fees paid by the fund for the last three fiscal years follows:



------------------------------------------------------------
   YEAR ENDED DECEMBER 31,                     FEE PAID
------------------------------------------------------------
           2003                              $1.7 million
------------------------------------------------------------
           2004                              $2.2 million
------------------------------------------------------------
           2005                              $1.9 million
------------------------------------------------------------


STATE REGULATION
--------------------------------------------------------------------------------

    We are subject to the provisions of the New York insurance laws applicable to life insurance companies and to regulation and supervision by the New York Superintendent of Insurance. We also are subject to the applicable insurance laws of all the other states and jurisdictions in which it does an insurance business.

    State regulation of Phoenix includes certain limitations on the investments that may be made for its General Account and separate accounts, including the Account. It does not include, however, any supervision over the investment policies of the Account.

REPORTS
--------------------------------------------------------------------------------


    Reports showing the contract value will be furnished to you at least annually.


VOTING RIGHTS
--------------------------------------------------------------------------------

    As stated before, all of the assets held in an available subaccount will be invested in shares of a corresponding series of the funds. We are the legal owner of those shares and as such has the right to vote to elect the Board of Trustees of the funds, to vote upon certain matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matter that may be voted upon at a shareholders' meeting. However, we intend to vote the shares of the funds at regular and special meetings of the shareholders of the funds in accordance with instructions received from owners of the contracts.

    We currently intend to vote fund shares attributable to any of our assets and fund shares held in each subaccount for which no timely instructions from owners are received in the same proportion as those shares in that subaccount for which instructions are received. In the future, to the extent applicable federal securities laws or regulations permit us to vote some or all shares of the fund in its own right, we may elect to do so.

    Matters on which owners may give voting instructions include the following:
(1) election of the Board of Trustees of a fund; (2) ratification of the independent accountant for a fund; (3) approval or amendment of the investment advisory agreement for the series of the fund corresponding to the owner's selected subaccount(s); (4) any change in the fundamental investment policies or restrictions of each such series; and (5) any other matter requiring a vote of the shareholders of a fund. With respect to amendment of any investment advisory agreement or any change in a series' fundamental investment policy, owners participating in such series will vote separately on the matter.

    The number of votes that you have the right to cast will be determined by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized. The number of votes for which you may give us instructions will be determined as of the record date for fund shareholders chosen by the Board of Trustees of a fund. We will furnish you with proper forms and proxies to enable you to give your instructions.

TEXAS OPTIONAL RETIREMENT PROGRAM
--------------------------------------------------------------------------------

    Participants in the Texas Optional Retirement Program may not receive the proceeds of a withdrawal from, or complete surrender of, a contract, or apply them to provide annuity payment options prior to retirement except in the case of termination of employment in the Texas public institutions of higher education, death or total disability. Such proceeds, however, may be used to fund another eligible retirement vehicle.

LEGAL MATTERS
--------------------------------------------------------------------------------


    Kathleen A. McGah, Vice President and Counsel, and Brian A. Giantonio, Vice President and Counsel, The Phoenix Companies, Inc., have provided advice on certain matters relating to the federal securities, state regulations and income tax laws in connection with the contracts described in this prospectus.

    We are regularly involved in litigation, both as a defendant and as a plaintiff. The litigation naming us as a defendant ordinarily involves our activities as an insurer, investor or taxpayer. Several current proceedings are discussed below. In addition, state regulatory bodies, the Securities and Exchange Commission, or SEC, the National Association of Securities Dealers, Inc., or NASD, and other regulatory bodies regularly make inquiries of us and, from time to time, conduct examinations or investigations concerning our compliance with, among other things, insurance laws and securities laws.

    For example, during 2003 and 2004, the SEC conducted examinations of certain company variable products and certain affiliated investment advisors and mutual funds. In 2004, the NASD also commenced examinations of two affiliated broker-dealers; the examinations were closed in April 2005 and November 2004, respectively. In February 2005, the NASD notified an affiliate of the company that it was asserting violations of trade reporting rules by the affiliate of the company. The affiliated company responded to the NASD allegations in May 2005 but has not received any further inquiries to date.

    Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by the company with securities and other laws and regulations affecting their registered products. The company endeavors to respond to such inquiries in an appropriate way and to take corrective action if warranted. Recently, there has been a significant increase in federal and state regulatory activity relating to financial services companies, with a number of recent regulatory inquiries focusing on late-trading, market timing and valuation issues. Our products entitle us to impose restrictions on transfers between separate account sub-accounts associated with our variable products.

    In 2004 and 2005, the Boston District Office of the SEC conducted a compliance examination of certain of the company's affiliates that are registered under the Investment Company Act of 1940 or the Investment Advisers Act of 1940. Following the examination, the staff of the Boston District Office issued a deficient letter primarily focused on perceived weaknesses in procedures for monitoring trading to prevent market timing activity. The staff requested the company to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether the company believes reimbursement is necessary or appropriate under the circumstances. A third party was retained to assist the company in preparing the analysis. Based on the analysis, the company advised the SEC that it does not believe that reimbursement is appropriate.

    Over the past two years, a number of companies have announced settlements of enforcement actions with various regulatory agencies, primarily the SEC and the New York Attorney General's Office. While no such action has been initiated against us, it is possible that one or more regulatory agencies may pursue this type of action against us in the future.

    Financial services companies have also been the subject of broad industry inquiries by state regulators and attorneys general which do not appear to be company-specific. In this regard, in 2004, we received a subpoena from the Connecticut Attorney General's office requesting information regarding certain distribution practices since 1998. Over 40 companies received such a subpoena. We are cooperating fully and have had no further inquiry since filing our response.

    These types of regulatory actions may be difficult to assess or quantify, may seek recovery of indeterminate amounts, including punitive and treble damages, and the nature and magnitude of their outcomes may remain unknown for substantial periods of time. While it is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or to provide reasonable ranges of potential losses, we believe that their outcomes are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition, or consideration of available insurance and reinsurance and the provision made in our consolidated financial statements. However, given the large or indeterminate amounts sought in certain of these matters and litigation's inherent unpredictability, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operation or cash flows.


SAI TABLE OF CONTENTS
--------------------------------------------------------------------------------

    The SAI contains more specific information and financial statements relating to the Account and Phoenix. The Table of Contents of the SAI is set forth below:

[diamond] Phoenix Life Insurance Company
[diamond] Underwriter

[diamond] Servicing Agent

[diamond] Performance History
[diamond] Calculation of Yield and Return
[diamond] Calculation of Annuity Payments
[diamond] Experts
[diamond] Separate Account Financial Statements
[diamond] Company Financial Statements

    Contract owner inquiries and requests for an SAI should be directed, in writing, to our Annuity Operations Division, or by calling us at 800/541-0171

APPENDIX A - INVESTMENT OPTIONS
--------------------------------------------------------------------------------


    In the table below, funds with a "*" next to their name were closed to new investment on May 1, 2006. For all owners who had value allocated to a fund before its applicable closure date the following restrictions apply: (1) only regular premium payments are allowed into the fund; (2) no transfers from other funds are allowed into the fund; (3) existing allocation percentages may only be reduced and the fund may not be added to an allocation schedule; (4) existing DCA percentages may only be reduced and the fund may not be added to a DCA allocation schedule; and (5) existing rebalancing percentages may only be reduced and the fund may not be added to the rebalancing allocation schedule.

-----------------------------------------------------------------------------------------------------------------------------------
                 FUND NAME                             INVESTMENT OBJECTIVE                INVESTMENT ADVISOR / SUBADVISOR
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund              Growth of capital                      AIM Advisors, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund *                     Growth of capital                      AIM Advisors, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund *             Long-term growth of capital            Phoenix Variable Advisors, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio *     Long-term capital appreciation         Fred Alger Management, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
                                                Match the performance of the Standard
DWS Equity 500 Index VIP                        & Poor's 500 Composite Stock Price     Deutsche Asset Management, Inc.
                                                Index which emphasizes stocks of
                                                large U.S. companies
-----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities   Current income by investing primarily  Federated Investment Management Company
II - Primary Shares                             in a diversified portfolio or U.S.
                                                government securities
-----------------------------------------------------------------------------------------------------------------------------------
                                                High current income by investing
Federated High Income Bond Fund II - Primary    primarily in a professionally managed, Federated Investment Management Company
Shares                                          diversified portfolio of fixed
                                                income securities
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio            Long-term capital appreciation         Fidelity Management and Research Company
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                   Capital appreciation                   Fidelity Management and Research Company
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio     Capital growth                         Fidelity Management and Research Company
-----------------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                 Maximize income while maintaining      Franklin Advisers, Inc.
                                                prospects for capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                   Capital appreciation with income as    Franklin Mutual Advisers, LLC
                                                a secondary goal
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund    Long-term capital appreciation         Templeton Asset Management Ltd.
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund               Long-term capital growth               Templeton Investment Counsel, LLC
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                Long-term capital growth               Templeton Global Advisors Limited
-----------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small-Cap Portfolio *         Long-term capital appreciation         Lazard Asset Management LLC
-----------------------------------------------------------------------------------------------------------------------------------
                                                High current income and the
Lord Abbett Bond-Debenture Portfolio            opportunity for capital appreciation   Lord, Abbett & Co. LLC
                                                to produce a high total return
-----------------------------------------------------------------------------------------------------------------------------------
                                                Long-term growth of capital and
Lord Abbett Growth and Income Portfolio         income without excessive fluctuations  Lord, Abbett & Co. LLC in market value
-----------------------------------------------------------------------------------------------------------------------------------
                                                Capital appreciation through
Lord Abbett Mid-Cap Value Portfolio             investments, primarily in equity       Lord, Abbett & Co. LLC
                                                securities which are believed
                                                to be undervalued in the marketplace
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio         Long term capital growth               Neuberger Berman Management Inc.
                                                                                        Subadvisor: Neuberger Berman, LLC
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio         Long term growth of capital; current   Neuberger Berman Management Inc.
                                                income is a secondary goal              Subadvisor: Neuberger Berman, LLC
-----------------------------------------------------------------------------------------------------------------------------------
                                                Capital appreciation by investing in
Oppenheimer Capital Appreciation Fund/VA        securities of well-known,              OppenheimerFunds, Inc.
                                                established companies
-----------------------------------------------------------------------------------------------------------------------------------
                                                Long-term capital appreciation by
                                                investing in foreign insurers
Oppenheimer Global Securities Fund/VA           securities, "growth-type" companies,   OppenheimerFunds, Inc.
                                                cyclical industries and special
                                                situations
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA       Capital appreciation                   OppenheimerFunds, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
                                                Intermediate and long-term growth of
Phoenix Capital Growth Series                   capital appreciation with income as    Phoenix Investment Counsel, Inc.
                                                a secondary consideration               Subadvisor: Engemann Asset Management
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                   Capital appreciation                   Phoenix Variable Advisors, Inc.
                                                                                        Subadvisor: Bennett Lawrence Management LLC
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Theme Series                  Long-term capital appreciation         Phoenix Variable Advisors, Inc.
                                                                                        Subadvisor: Bennett Lawrence Management LLC
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series           High total return consistent with      Phoenix Investment Counsel, Inc.
                                                 reasonable risk                        Subadvisor: Aberdeen Asset Management Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                       Long-term growth of capital            Phoenix Variable Advisors, Inc.
                                                                                        Subadvisor: AIM Capital Management, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series           Long-term capital growth               Phoenix Variable Advisors, Inc.
                                                                                        Subadvisor: Fred Alger Management, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index       High total return                      Phoenix Variable Advisors, Inc.
Series                                                                                  Subadvisor: AllianceBernstein L.P.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities    Capital appreciation and income with   Duff & Phelps Investment Management Co.
Series                                          approximately equal emphasis
-----------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                 FUND NAME                            INVESTMENT OBJECTIVE               INVESTMENT ADVISOR / SUBADVISOR
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series      Dividend growth, current income and   Engemann Asset Management
                                               capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series       Long-term growth of capital           Phoenix Investment Counsel, Inc.
                                                                                      Subadvisor: Engemann Asset Management
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series   High total return consistent with     Phoenix Investment Counsel, Inc.
                                               prudent investment risk                Subadvisor: Engemann Asset Management
-----------------------------------------------------------------------------------------------------------------------------------
                                               As high a level of current income as
Phoenix-Goodwin Money Market Series            is consistent with the preservation   Phoenix Investment Counsel, Inc.
                                               of capital and maintenance of
                                               liquidity
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income      Long-term total return                Phoenix Investment Counsel, Inc.
Series
-----------------------------------------------------------------------------------------------------------------------------------
                                               High current income while attempting
Phoenix-Goodwin Multi-Sector Short Term Bond   to limit changes in the series' net   Phoenix Investment Counsel, Inc.
Series                                         asset value per share caused by
                                               interest rate changes
-----------------------------------------------------------------------------------------------------------------------------------
                                               Long-term capital appreciation with   Phoenix Investment Counsel, Inc.
Phoenix-Kayne Rising Dividends Series          dividend income as a secondary         Subadvisor: Kayne Anderson Rudnick Investment
                                               consideration                          Management, LLC
-----------------------------------------------------------------------------------------------------------------------------------
                                               Long-term capital appreciation with   Phoenix Investment Counsel, Inc.
Phoenix-Kayne Small-Cap Quality Value Series   dividend income as a secondary         Subadvisor: Kayne Anderson Rudnick Investment
                                               consideration                          Management, LLC
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select     Long-term capital appreciation        Phoenix Variable Advisors, Inc.
Series                                                                                Subadvisor: Lazard Asset Management LLC
-----------------------------------------------------------------------------------------------------------------------------------
                                               Tracks total return of the Dow        Phoenix Variable Advisors, Inc.
Phoenix-Northern Dow 30 Series                 Jones Industrial Average(SM)           Subadvisor: Northern Trust Investments, N.A.
                                               before fund expenses
-----------------------------------------------------------------------------------------------------------------------------------
                                               Tracks total return of the            Phoenix Variable Advisors, Inc.
Phoenix-Northern Nasdaq-100 Index(R) Series    Nasdaq-100 Index(R) before             Subadvisor: Northern Trust Investments, N.A.
                                               fund expenses
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series:                                         Phoenix Variable Advisors, Inc.
Aggressive Growth                              Long-term capital growth               Subadvisor: Standard & Poor's Investment
                                                                                      Advisory Services, LLC
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series:   Long-term capital growth with         Phoenix Variable Advisors, Inc.
Growth                                         current income as a                    Subadvisor: Standard & Poor's Investment
                                               secondary consideration                Advisory Services, LLC
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series:   Current income with capital growth    Phoenix Variable Advisors, Inc.
Moderate                                       as a secondary consideration           Subadvisor: Standard & Poor's Investment
                                                                                      Advisory Services, LLC
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series:   Long-term capital growth and          Phoenix Variable Advisors, Inc.
Moderate Growth                                current income with a greater          Subadvisor: Standard & Poor's Investment
                                               emphasis on capital growth             Advisory Services, LLC
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value        Long-term capital appreciation with   Phoenix Variable Advisors, Inc.
Series                                         current income as a secondary          Subadvisor: AllianceBernstein L.P.
                                               investment objective
-----------------------------------------------------------------------------------------------------------------------------------
                                               Long-term capital with appreciation
                                               by investing primarily in
Phoenix-Sanford Bernstein Small-Cap Value      small-capitalization stocks that      Phoenix Variable Advisors, Inc.
Series                                         appear to be undervalued with          Subadvisor: AllianceBernstein L.P.
                                               current income as a secondary
                                               investment objective
-----------------------------------------------------------------------------------------------------------------------------------
                                               Long-term capital appreciation with   Phoenix Variable Advisors, Inc.
Phoenix-Van Kampen Comstock Series             current income as a secondary          Subadvisor: Morgan Stanley Investment
                                               consideration                          Management Inc.
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn Strategy         Maximum real return consistent with   Pacific Investment Management Company LLC
Portfolio                                      prudent investment management
-----------------------------------------------------------------------------------------------------------------------------------
                                               Maximum real return, consistent
PIMCO VIT Real Return Portfolio                preservation of real capital and      Pacific Investment Management Company LLC
                                               prudent investment management
-----------------------------------------------------------------------------------------------------------------------------------
                                               Maximum total return, consistent
PIMCO VIT Total Return Portfolio               with preservation of capital and      Pacific Investment Management Company LLC
                                               prudent investment management
-----------------------------------------------------------------------------------------------------------------------------------
                                               Investment results that either
Rydex Variable Trust Juno Fund *               match or correlate to the             Rydex Global Advisors
                                               performance of a specific benchmark
-----------------------------------------------------------------------------------------------------------------------------------
                                               Investment results that either
Rydex Variable Trust Nova Fund *               match or correlate to the             Rydex Global Advisors
                                               performance of a specific benchmark
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund *    Long-term capital appreciation         Rydex Global Advisors
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio     Capital appreciation and current       Morgan Stanley Investment Management Inc.
                                               income
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                    Long-term growth of capital            Columbia Wanger Asset Management, L.P.
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                 Long-term growth of capital            Columbia Wanger Asset Management, L.P.
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                  Long-term growth of capital            Columbia Wanger Asset Management, L.P.
-----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                  Long-term growth of capital            Columbia Wanger Asset Management, L.P.
-----------------------------------------------------------------------------------------------------------------------------------

APPENDIX B -DEDUCTIONS FOR TAXES -QUALIFIED AND NONQUALIFIED ANNUITY CONTRACTS
-------------------------------------------------------------------------------

                                              UPON                 UPON
STATE                                    PREMIUM PAYMENT       ANNUITIZATION        NONQUALIFIED       QUALIFIED
-----                                    ---------------       -------------        ------------       ---------
California .........................                                 X                  2.35%             0.50%

Maine...............................           X                                        2.00*

Nevada..............................                                 X                  3.50

South Dakota........................           X                                        1.25**

West Virginia.......................                                 X                  1.00              1.00

Wyoming.............................                                 X                  1.00

Commonwealth of Puerto Rico.........                                 X                  1.00              1.00


NOTE: The above tax deduction rates are as of January 1, 2006. No tax deductions are made for states not listed above. However, tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above lists of states and the applicable tax rates. Consequently, we reserve the right to deduct tax when necessary to reflect changes in state tax laws or interpretation.

For a more detailed explanation of the assessment of taxes, see "Deductions and Charges--Tax."

------------------------
* Maine changed its tax laws affecting annuities in 2003 retroactive to January 1, 1999. Under the revised statute, annuity premium payments are taxed upon premium payment for payments received on or after January 1, 1999.

** South Dakota law provides a lower rate of 0.8% that applies to premium payments received in excess of $500,000 in a single calendar year.

APPENDIX C - FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

    The following tables give the historical unit values for a single share of each of the available subaccounts. More information can be obtained in the Statement of Additional Information ("SAI"). You may obtain a copy of the SAI free of charge by calling 800/541-0171 or by writing to:

                   Phoenix Life Insurance Company
                   Annuity Operations Division
                   PO Box 8027
                   Boston, MA 02266-8027

DEATH BENEFIT OPTION 1 CONTRACTS

                                                                      SUBACCOUNT        SUBACCOUNT             UNITS
                                                                      UNIT VALUE        UNIT VALUE         OUTSTANDING AT
                                                                       BEGINNING            END            END OF PERIOD
                      SUBACCOUNT                                       OF PERIOD         OF PERIOD          (THOUSANDS)
---------------------------------------------------------------------------------------------------------------------------
   AIM V.I. CAPITAL APPRECIATION FUND - CLASS I
===========================================================================================================================
   From 9/3/02* to 12/31/02                                             $1.000            $0.774                  7
   From 1/1/03 to 12/31/03                                              $0.774            $0.992                 50
   From 1/1/04 to 12/31/04                                              $0.992            $1.046                112
   From 1/1/05 to 12/31/05                                              $1.046            $1.126                214

   AIM V.I. MID CAP CORE EQUITY FUND - CLASS I
===========================================================================================================================
   From 7/1/02* to 12/31/02                                             $1.000            $0.863                  2
   From 1/1/03 to 12/31/03                                              $0.863            $1.094                  7
   From 1/1/04 to 12/31/04                                              $1.094            $1.017                 35
   From 1/1/05 to 12/31/05                                              $1.017            $1.082                 42

   AIM V.I. PREMIER EQUITY FUND - CLASS I
===========================================================================================================================
   From 8/1/02* to 12/31/02                                             $1.000            $0.733                  1
   From 1/1/03 to 12/31/03                                              $0.773            $0.906                  6
   From 1/1/04 to 12/31/04                                              $0.906            $0.948                 22
   From 1/1/05 to 12/31/05                                              $0.948            $0.991                 64

   ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO - CLASS O
===========================================================================================================================
   From 6/14/02* to 12/31/02                                            $1.000            $0.702                  9
   From 1/1/03 to 12/31/03                                              $0.702            $0.936                 55
   From 1/1/04 to 12/31/04                                              $0.936            $1.001                104
   From 1/1/05 to 12/31/05                                              $1.001            $1.133                107

   FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
===========================================================================================================================
   From 7/1/02* to 12/31/02                                             $1.000            $1.065                176
   From 1/1/03 to 12/31/03                                              $1.065            $1.072                681
   From 1/1/04 to 12/31/04                                              $1.072            $1.104               1,086
   From 1/1/05 to 12/31/05                                              $1.104            $1.114               1,533

   FEDERATED HIGH INCOME BOND FUND II - PRIMARY SHARES
===========================================================================================================================
   From 9/3/02* to 12/31/02                                             $1.000            $0.998                 12
   From 1/1/03 to 12/31/03                                              $0.998            $1.206                 90
   From 1/1/04 to 12/31/04                                              $1.206            $1.318                198
   From 1/1/05 to 12/31/05                                              $1.318            $1.338                236

   FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS
===========================================================================================================================
   From 7/1/02* to 12/31/02                                             $1.000            $0.891                 13
   From 1/1/03 to 12/31/03                                              $0.891            $1.132                 73
   From 1/1/04 to 12/31/04                                              $1.132            $1.291                238
   From 1/1/05 to 12/31/05                                              $1.291            $1.492                450

* Date subaccount began operations.

                                                                      SUBACCOUNT        SUBACCOUNT             UNITS
                                                                      UNIT VALUE        UNIT VALUE         OUTSTANDING AT
                                                                       BEGINNING            END            END OF PERIOD
                      SUBACCOUNT                                       OF PERIOD         OF PERIOD          (THOUSANDS)
---------------------------------------------------------------------------------------------------------------------------
   FIDELITY GROWTH OPPORTUNITIES PORTFOLIO - SERVICE CLASS
===========================================================================================================================
   From 7/8/03* to 12/31/03                                             $1.000            $1.011                  4
   From 1/1/04 to 12/31/04                                              $1.011            $1.071                 22
   From 1/1/05 to 12/31/05                                              $1.071            $1.153                 87

   FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS
===========================================================================================================================
   From 7/1/02* to 12/31/02                                             $1.000            $0.710                 20
   From 1/1/03 to 12/31/03                                              $0.710            $0.932                174
   From 1/1/04 to 12/31/04                                              $0.932            $0.952                273
   From 1/1/05 to 12/31/05                                              $0.952            $0.995                292

   LAZARD RETIREMENT SMALL CAP PORTFOLIO
===========================================================================================================================
   From 4/29/05* to 12/31/05                                            $0.979            $1.094                 29

   LORD ABBETT BOND-DEBENTURE PORTFOLIO - CLASS VC
===========================================================================================================================
   From 4/21/05* to 12/31/05                                            $0.978            $1.023                197

   LORD ABBETT GROWTH AND INCOME PORTFOLIO - CLASS VC
===========================================================================================================================
   From 4/29/05* to 12/31/05                                            $0.980            $1.050                628

   LORD ABBETT MID-CAP VALUE PORTFOLIO - CLASS VC
===========================================================================================================================
   From 4/21/05* to 12/31/05                                            $0.968            $1.083                114

   MUTUAL SHARES SECURITIES FUND - CLASS 2
===========================================================================================================================
   From 7/1/02* to 12/31/02                                             $1.000            $0.871                  2
   From 1/1/03 to 12/31/03                                              $0.871            $1.078                 51
   From 1/1/04 to 12/31/04                                              $1.078            $1.201                168
   From 1/1/05 to 12/31/05                                              $1.201            $1.314                221

   PHOENIX MID-CAP GROWTH SERIES
===========================================================================================================================
   From 9/10/02* to 12/31/02                                            $1.000            $0.690                  2
   From 1/1/03 to 12/31/03                                              $0.690            $0.879                  3
   From 1/1/04 to 12/31/04                                              $0.879            $0.927                 13
   From 1/1/05 to 12/31/05                                              $0.927            $0.956                 12

   PHOENIX STRATEGIC THEME SERIES
===========================================================================================================================
   From 11/1/02* to 12/31/02                                            $1.000            $0.692                  3
   From 1/1/03 to 12/31/03                                              $0.692            $0.939                  9
   From 1/1/04 to 12/31/04                                              $0.939            $0.979                 17
   From 1/1/05 to 12/31/05                                              $0.979            $0.980                  7

   PHOENIX-ABERDEEN INTERNATIONAL SERIES
===========================================================================================================================
   From 6/12/02* to 12/31/02                                            $1.000            $0.865                  1
   From 1/1/03 to 12/31/03                                              $0.865            $1.128                 23
   From 1/1/04 to 12/31/04                                              $1.128            $1.347                 96
   From 1/1/05 to 12/31/05                                              $1.347            $1.580                143

   PHOENIX-AIM GROWTH SERIES
===========================================================================================================================
   From 9/3/02* to 12/31/02                                             $1.000            $0.732                  9
   From 1/3/03 to 12/31/03                                              $0.732            $0.875                 41
   From 1/1/04 to 12/31/04                                              $0.875            $0.902                 95
   From 1/1/05 to 12/31/05                                              $0.902            $0.971                 79

* Date subaccount began operations.

                                                                      SUBACCOUNT        SUBACCOUNT             UNITS
                                                                      UNIT VALUE        UNIT VALUE         OUTSTANDING AT
                                                                       BEGINNING            END            END OF PERIOD
                      SUBACCOUNT                                       OF PERIOD         OF PERIOD          (THOUSANDS)
---------------------------------------------------------------------------------------------------------------------------
   PHOENIX-ALGER SMALL-CAP GROWTH SERIES
===========================================================================================================================
   From 10/1/02* to 12/31/02                                            $1.000            $1.004                  1
   From 1/1/03 to 12/31/03                                              $1.004            $1.523                 16
   From 1/1/04 to 12/31/04                                              $1.523            $1.539                 31
   From 1/1/05 to 12/31/05                                              $1.539            $1.760                 32

   PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX SERIES
===========================================================================================================================
   From 7/1/02* to 12/31/02                                             $1.000            $0.768                  3
   From 1/1/03 to 12/31/03                                              $0.768            $0.958                 13
   From 1/1/04 to 12/31/04                                              $0.958            $1.041                 13
   From 1/1/05 to 12/31/05                                              $1.041            $1.068                 13

   PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES
===========================================================================================================================
   From 7/1/02* to 12/31/02                                             $1.000            $1.078                 15
   From 1/1/03 to 12/31/03                                              $1.078            $1.474                 68
   From 1/1/04 to 12/31/04                                              $1.474            $1.964                168
   From 1/1/05 to 12/31/05                                              $1.964            $2.236                244

   PHOENIX-ENGEMANN CAPITAL GROWTH SERIES
===========================================================================================================================
   From 6/12/02* to 12/31/02                                            $1.000            $0.784                 15
   From 1/1/03 to 12/31/03                                              $0.784            $0.981                 41
   From 1/1/04 to 12/31/04                                              $0.981            $1.019                122
   From 1/1/05 to 12/31/05                                              $1.019            $1.045                 80

   PHOENIX-ENGEMANN GROWTH AND INCOME SERIES
===========================================================================================================================
   From 7/1/02* to 12/31/02                                             $1.000            $0.778                 20
   From 1/1/03 to 12/31/03                                              $0.778            $0.981                 88
   From 1/1/04 to 12/31/04                                              $0.981            $1.072                319
   From 1/1/05 to 12/31/05                                              $1.072            $1.111                414

   PHOENIX-ENGEMANN SMALL-CAP GROWTH SERIES
===========================================================================================================================
   From 9/3/02* to 12/31/02                                             $1.000            $0.780                  7
   From 1/1/03 to 12/31/03                                              $0.780            $1.129                 34
   From 1/1/04 to 12/31/04                                              $1.129            $1.225                 45
   From 1/1/05 to 12/31/05                                              $1.225            $1.325                 33

   PHOENIX-ENGEMANN STRATEGIC ALLOCATION SERIES
===========================================================================================================================
   From 6/12/02* to 12/31/02                                            $1.000            $0.897                 12
   From 1/1/03 to 12/31/03                                              $0.897            $1.064                 23
   From 1/1/04 to 12/31/04                                              $1.064            $1.131                 46
   From 1/1/05 to 12/31/05                                              $1.131            $1.138                 50

   PHOENIX-ENGEMANN VALUE EQUITY SERIES
===========================================================================================================================
   From 8/1/02* to 12/31/02                                             $1.000            $0.791                 23
   From 1/1/03 to 12/31/03                                              $0.791            $0.969                 95
   From 1/1/04 to 12/31/04                                              $0.969            $1.083                258
   From 1/1/05 to 12/31/05                                              $1.083            $1.129                311

   PHOENIX-GOODWIN MONEY MARKET SERIES
===========================================================================================================================
   From 7/1/02* to 12/31/02                                             $1.000            $1.002                 45
   From 1/1/03 to 12/31/03                                              $1.002            $0.998                 36
   From 1/1/04 to 12/31/04                                              $0.998            $0.995                 92
   From 1/1/05 to 12/31/05                                              $0.995            $1.009                280

* Date subaccount began operations.

                                                                      SUBACCOUNT        SUBACCOUNT             UNITS
                                                                      UNIT VALUE        UNIT VALUE         OUTSTANDING AT
                                                                       BEGINNING            END            END OF PERIOD
                      SUBACCOUNT                                       OF PERIOD         OF PERIOD          (THOUSANDS)
---------------------------------------------------------------------------------------------------------------------------
   PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES
===========================================================================================================================
   From 6/14/02* to 12/31/02                                            $1.000            $1.075                 20
   From 1/1/03 to 12/31/03                                              $1.075            $1.218                164
   From 1/1/04 to 12/31/04                                              $1.218            $1.287                382
   From 1/1/05 to 12/31/05                                              $1.287            $1.295                546

   PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND SERIES
===========================================================================================================================
   From 10/16/03* to 12/31/03                                           $1.000            $1.023                 12
   From 1/1/04 to 12/31/04                                              $1.023            $1.066                 65
   From 1/1/05 to 12/31/05                                              $1.066            $1.068                136

   PHOENIX-KAYNE RISING DIVIDENDS SERIES
===========================================================================================================================
   From 10/1/02* to 12/31/02                                            $1.000            $0.961                  1
   From 1/1/03 to 12/31/03                                              $0.961            $1.132                 27
   From 1/1/04 to 12/31/04                                              $1.132            $1.179                137
   From 1/1/05 to 12/31/05                                              $1.179            $1.155                140

   PHOENIX-KAYNE SMALL-CAP QUALITY VALUE SERIES
===========================================================================================================================
   From 1/1/04* to 12/31/04                                             $1.000            $1.487                 20
   From 1/1/05 to 12/31/05                                              $1.487            $1.605                 26

   PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT SERIES
===========================================================================================================================
   From 11/29/02* to 12/31/02                                           $1.000            $0.954                 11
   From 1/1/03 to 12/31/03                                              $0.954            $1.224                 66
   From 1/1/04 to 12/31/04                                              $1.224            $1.403                222
   From 1/1/05 to 12/31/05                                              $1.403            $1.508                419

   PHOENIX-NORTHERN DOW 30 SERIES
===========================================================================================================================
   From 7/1/02* to 12/31/02                                             $1.000            $0.807                 10
   From 1/1/03 to 12/31/03                                              $0.807            $1.017                 67
   From 1/1/04 to 12/31/04                                              $1.017            $1.053                161
   From 1/1/05 to 12/31/05                                              $1.053            $1.052                169

   PHOENIX-NORTHERN NASDAQ-100 INDEX(R) SERIES
===========================================================================================================================
   From 6/4/03* to 12/31/03                                             $1.000            $1.001                 22
   From 1/1/04 to 12/31/04                                              $1.001            $1.089                125
   From 1/1/05 to 12/31/05                                              $1.089            $1.091                125

   PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES
===========================================================================================================================
   From 6/24/02* to 12/31/02                                            $1.000            $0.855                 10
   From 1/1/03 to 12/31/03                                              $0.855            $1.192                 54
   From 1/1/04 to 12/31/04                                              $1.192            $1.420                142
   From 1/1/05 to 12/31/05                                              $1.420            $1.513                233

   PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES
===========================================================================================================================
   From 6/24/02* to 12/31/02                                            $1.000            $0.861                 14
   From 1/1/03 to 12/31/03                                              $0.861            $1.225                 50
   From 1/1/04 to 12/31/04                                              $1.225            $1.486                 90
   From 1/1/05 to 12/31/05                                              $1.486            $1.579                112

   RYDEX VARIABLE TRUST JUNO FUND
===========================================================================================================================
   From 1/12/05* to 12/31/05                                            $0.922            $0.872                  9

   RYDEX VARIABLE TRUST NOVA FUND
===========================================================================================================================
   From 1/12/05* to 12/31/05                                            $1.333            $1.418                  6

* Date subaccount began operations.

                                                                      SUBACCOUNT        SUBACCOUNT             UNITS
                                                                      UNIT VALUE        UNIT VALUE         OUTSTANDING AT
                                                                       BEGINNING            END            END OF PERIOD
                      SUBACCOUNT                                       OF PERIOD         OF PERIOD          (THOUSANDS)
---------------------------------------------------------------------------------------------------------------------------
   RYDEX VARIABLE TRUST SECTOR ROTATION FUND
===========================================================================================================================
   From 12/3/03* to 12/31/03                                            $1.000            $1.154                  2
   From 1/1/04 to 12/31/04                                              $1.154            $1.263                  2
   From 1/1/05 to 12/31/05                                              $1.263            $1.421                  2

   SCUDDER VIT EQUITY 500 INDEX FUND - CLASS A
===========================================================================================================================
   From 7/1/02* to 12/31/02                                             $1.000            $0.780                  7
   From 1/1/03 to 12/31/03                                              $0.780            $0.988                 66
   From 1/1/04 to 12/31/04                                              $0.988            $1.081                146
   From 1/1/05 to 12/31/05                                              $1.081            $1.119                308

   TECHNOLOGY PORTFOLIO - CLASS I
===========================================================================================================================
   From 4/2/03* to 12/31/03                                             $1.000            $0.862                  6
   From 1/1/04 to 12/31/04                                              $0.862            $0.838                  6
   From 1/1/05 to 12/31/05                                              $0.838            $0.827                 11

   TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
===========================================================================================================================
   From 9/10/02* to 12/31/02                                            $1.000            $0.829                 18
   From 1/1/03 to 12/31/03                                              $0.829            $1.084                 88
   From 1/1/04 to 12/31/04                                              $1.084            $1.271                158
   From 1/1/05 to 12/31/05                                              $1.271            $1.385                212

   TEMPLETON GROWTH SECURITIES FUND - CLASS 2
===========================================================================================================================
   From 7/1/02* to 12/31/02                                             $1.000            $0.810                  3
   From 1/1/03 to 12/31/03                                              $0.810            $1.058                 74
   From 1/1/04 to 12/31/04                                              $1.058            $1.214                113
   From 1/1/05 to 12/31/05                                              $1.214            $1.308                156

   WANGER INTERNATIONAL SELECT
===========================================================================================================================
   From 8/1/02* to 12/31/02                                             $1.000            $0.890                  1
   From 1/1/03 to 12/31/03                                              $0.890            $1.243                  6
   From 1/1/04 to 12/31/04                                              $1.243            $1.528                 22
   From 1/1/05 to 12/31/05                                              $1.528            $1.760                 15

   WANGER INTERNATIONAL SMALL CAP
===========================================================================================================================
   From 6/12/02* to 12/31/02                                            $1.000            $0.877                 21
   From 1/1/03 to 12/31/03                                              $0.877            $1.292                 56
   From 1/1/04 to 12/31/04                                              $1.292            $1.665                 87
   From 1/1/05 to 12/31/05                                              $1.665            $2.001                146

   WANGER SELECT
===========================================================================================================================
   From 8/1/02* to 12/31/02                                             $1.000            $0.942                  1
   From 1/1/03 to 12/31/03                                              $0.942            $1.218                 15
   From 1/1/04 to 12/31/04                                              $1.218            $1.437                 39
   From 1/1/05 to 12/31/05                                              $1.437            $1.570                 65

   WANGER U.S. SMALLER COMPANIES
===========================================================================================================================
   From 6/12/02* to 12/31/02                                            $1.000            $0.839                 26
   From 1/1/03 to 12/31/03                                              $0.839            $1.188                 96
   From 1/1/04 to 12/31/04                                              $1.188            $1.390                221
   From 1/1/05 to 12/31/05                                              $1.390            $1.530                313

* Date subaccount began operations.

DEATH BENEFIT OPTION 2 CONTRACTS

                                                                      SUBACCOUNT        SUBACCOUNT             UNITS
                                                                      UNIT VALUE        UNIT VALUE         OUTSTANDING AT
                                                                       BEGINNING            END            END OF PERIOD
                      SUBACCOUNT                                       OF PERIOD         OF PERIOD          (THOUSANDS)
---------------------------------------------------------------------------------------------------------------------------
   AIM V.I. CAPITAL APPRECIATION FUND - CLASS I
===========================================================================================================================
   From 9/5/02* to 12/31/02                                             $1.000            $0.773                 35
   From 1/1/03 to 12/31/03                                              $0.773            $0.989                150
   From 1/1/04 to 12/31/04                                              $0.989            $1.042                290
   From 1/1/05 to 12/31/05                                              $1.042            $1.120                427

   AIM V.I. MID CAP CORE EQUITY FUND - CLASS I
===========================================================================================================================
   From 5/20/02* to 12/31/02                                            $1.000            $0.861                 27
   From 1/1/03 to 12/31/03                                              $0.861            $1.090                 59
   From 1/1/04 to 12/31/04                                              $1.090            $1.016                104
   From 1/1/05 to 12/31/05                                              $1.016            $1.080                111

   AIM V.I. PREMIER EQUITY FUND - CLASS I
===========================================================================================================================
   From 8/19/02* to 12/31/02                                            $1.000            $0.732                 11
   From 1/1/03 to 12/31/03                                              $0.732            $0.904                 51
   From 1/1/04 to 12/31/04                                              $0.904            $0.944                 87
   From 1/1/05 to 12/31/05                                              $0.944            $0.985                204

   ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO - CLASS O
===========================================================================================================================
   From 7/1/02* to 12/31/02                                             $1.000            $0.701                 54
   From 1/1/03 to 12/31/03                                              $0.701            $0.933                 81
   From 1/1/04 to 12/31/04                                              $0.933            $0.997                 41
   From 1/1/05 to 12/31/05                                              $0.997            $1.127                 69

   FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
===========================================================================================================================
   From 7/1/02* to 12/31/02                                             $1.000            $1.063                230
   From 1/1/03 to 12/31/03                                              $1.063            $1.075                760
   From 1/1/04 to 12/31/04                                              $1.075            $1.100               1,237
   From 1/1/05 to 12/31/05                                              $1.100            $1.108               1,564

   FEDERATED HIGH INCOME BOND FUND II - PRIMARY SHARES
===========================================================================================================================
   From 7/1/02* to 12/31/02                                             $1.000            $0.997                 65
   From 1/1/03 to 12/31/03                                              $0.997            $1.203                117
   From 1/1/04 to 12/31/04                                              $1.203            $1.312                224
   From 1/1/05 to 12/31/05                                              $1.312            $1.330                221

   FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS
===========================================================================================================================
   From 8/1/02* to 12/31/02                                             $1.000            $0.890                 28
   From 1/1/03 to 12/31/03                                              $0.890            $1.128                115
   From 1/1/04 to 12/31/04                                              $1.128            $1.285                358
   From 1/1/05 to 12/31/05                                              $1.285            $1.483                432

   FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO - SERVICE CLASS
===========================================================================================================================
   From 7/29/02* to 12/31/02                                            $1.000            $0.788                  1
   From 1/1/03 to 12/31/03                                              $0.788            $1.008                  1
   From 1/1/04 to 12/31/04                                              $1.008            $1.066                 46
   From 1/1/05 to 12/31/05                                              $1.066            $1.146                127

   FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS
===========================================================================================================================
   From 8/23/02* to 12/31/02                                            $1.000            $0.709                 55
   From 1/1/03 to 12/31/03                                              $0.709            $0.930                148
   From 1/1/04 to 12/31/04                                              $0.930            $0.948                377
   From 1/1/05 to 12/31/05                                              $0.948            $0.989                388

* Date subaccount began operations.

                                                                      SUBACCOUNT        SUBACCOUNT             UNITS
                                                                      UNIT VALUE        UNIT VALUE         OUTSTANDING AT
                                                                       BEGINNING            END            END OF PERIOD
                      SUBACCOUNT                                       OF PERIOD         OF PERIOD          (THOUSANDS)
---------------------------------------------------------------------------------------------------------------------------
   LAZARD RETIREMENT SMALL CAP PORTFOLIO
===========================================================================================================================
   From 4/29/05* to 12/31/05                                            $0.979            $1.093                 43

   LORD ABBETT BOND-DEBENTURE PORTFOLIO - CLASS VC
===========================================================================================================================
   From 4/29/05* to 12/31/05                                            $0.978            $1.022                216

   LORD ABBETT GROWTH AND INCOME PORTFOLIO - CLASS VC
===========================================================================================================================
   From 4/29/05* to 12/31/05                                            $0.980            $1.049                820

   LORD ABBETT MID-CAP VALUE PORTFOLIO - CLASS VC
===========================================================================================================================
   From 4/29/05* to 12/31/05                                            $0.957            $1.082                242

   MUTUAL SHARES SECURITIES FUND - CLASS 2
===========================================================================================================================
   From 7/1/02* to 12/31/02                                             $1.000            $0.870                 19
   From 1/1/03 to 12/31/03                                              $0.870            $1.075                 90
   From 1/1/04 to 12/31/04                                              $1.075            $1.196                 85
   From 1/1/05 to 12/31/05                                              $1.196            $1.306                113

   PHOENIX MID-CAP GROWTH SERIES
===========================================================================================================================
   From 6/17/02* to 12/31/02                                            $1.000            $0.689                 38
   From 1/1/03 to 12/31/03                                              $0.689            $0.876                 98
   From 1/1/04 to 12/31/04                                              $0.876            $0.923                124
   From 1/1/05 to 12/31/05                                              $0.923            $0.950                132

   PHOENIX STRATEGIC THEME SERIES
===========================================================================================================================
   From 7/1/02* to 12/31/02                                             $1.000            $0.691                 48
   From 1/1/03 to 12/31/03                                              $0.691            $0.936                103
   From 1/1/04 to 12/31/04                                              $0.936            $0.975                313
   From 1/1/05 to 12/31/05                                              $0.975            $0.974                327

   PHOENIX-ABERDEEN INTERNATIONAL SERIES
===========================================================================================================================
   From 7/1/02* to 12/31/02                                             $1.000            $0.864                 48
   From 1/1/03 to 12/31/03                                              $0.864            $1.124                 98
   From 1/1/04 to 12/31/04                                              $1.124            $1.341                199
   From 1/1/05 to 12/31/05                                              $1.341            $1.571                206

   PHOENIX-AIM GROWTH SERIES
===========================================================================================================================
   From 7/29/02* to 12/31/02                                            $1.000            $0.731                 37
   From 1/1/03 to 12/31/03                                              $0.731            $0.873                135
   From 1/1/04 to 12/31/04                                              $0.873            $0.898                192
   From 1/1/05 to 12/31/05                                              $0.898            $0.965                131

   PHOENIX-ALGER SMALL-CAP GROWTH SERIES
===========================================================================================================================
   From 9/5/02* to 12/31/02                                             $1.000            $1.004                  6
   From 1/1/03 to 12/31/03                                              $1.004            $1.520                 10
   From 1/1/04 to 12/31/04                                              $1.520            $1.533                 58
   From 1/1/05 to 12/31/05                                              $1.533            $1.751                 74

   PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX SERIES
===========================================================================================================================
   From 10/15/02* to 12/31/02                                           $1.000            $0.767                 29
   From 1/1/03 to 12/31/03                                              $0.767            $0.956                 59
   From 1/1/04 to 12/31/04                                              $0.956            $1.037                 81
   From 1/1/05 to 12/31/05                                              $1.037            $1.061                100

* Date subaccount began operations.

                                                                      SUBACCOUNT        SUBACCOUNT             UNITS
                                                                      UNIT VALUE        UNIT VALUE         OUTSTANDING AT
                                                                       BEGINNING            END            END OF PERIOD
                      SUBACCOUNT                                       OF PERIOD         OF PERIOD          (THOUSANDS)
---------------------------------------------------------------------------------------------------------------------------
   PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES
===========================================================================================================================
   From 7/1/02* to 12/31/02                                             $1.000            $1.077                157
   From 1/1/03 to 12/31/03                                              $1.077            $1.470                218
   From 1/1/04 to 12/31/04                                              $1.470            $1.956                384
   From 1/1/05 to 12/31/05                                              $1.956            $2.223                430

   PHOENIX-ENGEMANN CAPITAL GROWTH SERIES
===========================================================================================================================
   From 6/17/02* to 12/31/02                                            $1.000            $0.783                 81
   From 1/1/03 to 12/31/03                                              $0.783            $0.979                408
   From 1/1/04 to 12/31/04                                              $0.979            $1.014                641
   From 1/1/05 to 12/31/05                                              $1.014            $1.039                627

   PHOENIX-ENGEMANN GROWTH AND INCOME SERIES
===========================================================================================================================
   From 6/17/02* to 12/31/02                                            $1.000            $0.777                 51
   From 1/1/03 to 12/31/03                                              $0.777            $0.978                208
   From 1/1/04 to 12/31/04                                              $0.978            $1.067                882
   From 1/1/05 to 12/31/05                                              $1.067            $1.105              1,048

   PHOENIX-ENGEMANN SMALL-CAP GROWTH SERIES
===========================================================================================================================
   From 7/29/02* to 12/31/02                                            $1.000            $0.779                  3
   From 1/1/03 to 12/31/03                                              $0.779            $1.126                 50
   From 1/1/04 to 12/31/04                                              $1.126            $1.220                120
   From 1/1/05 to 12/31/05                                              $1.220            $1.317                121

   PHOENIX-ENGEMANN STRATEGIC ALLOCATION SERIES
===========================================================================================================================
   From 5/20/02* to 12/31/02                                            $1.000            $0.896                190
   From 1/1/03 to 12/31/03                                              $0.896            $1.061                380
   From 1/1/04 to 12/31/04                                              $1.061            $1.126                573
   From 1/1/05 to 12/31/05                                              $1.126            $1.132                600

   PHOENIX-ENGEMANN VALUE EQUITY SERIES
===========================================================================================================================
   From 7/1/02* to 12/31/02                                             $1.000            $0.790                 90
   From 1/1/03 to 12/31/03                                              $0.790            $0.967                269
   From 1/1/04 to 12/31/04                                              $0.967            $1.078                671
   From 1/1/05 to 12/31/05                                              $1.078            $1.122                600

   PHOENIX-GOODWIN MONEY MARKET SERIES
===========================================================================================================================
   From 7/15/02* to 12/31/02                                            $1.000            $1.001                279
   From 1/1/03 to 12/31/03                                              $1.001            $0.995                364
   From 1/1/04 to 12/31/04                                              $0.995            $0.991                394
   From 1/1/05 to 12/31/05                                              $0.991            $1.004                378

   PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES
===========================================================================================================================
   From 7/1/02* to 12/31/02                                             $1.000            $1.073                116
   From 1/1/03 to 12/31/03                                              $1.073            $1.214                262
   From 1/1/04 to 12/31/04                                              $1.214            $1.281                960
   From 1/1/05 to 12/31/05                                              $1.281            $1.288                964

   PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND SERIES
===========================================================================================================================
   From 8/7/03* to 12/31/03                                             $1.000            $1.022                  6
   From 1/1/04 to 12/31/04                                              $1.022            $1.063                141
   From 1/1/05 to 12/31/05                                              $1.063            $1.064                135

* Date subaccount began operations.

                                                                      SUBACCOUNT        SUBACCOUNT             UNITS
                                                                      UNIT VALUE        UNIT VALUE         OUTSTANDING AT
                                                                       BEGINNING            END            END OF PERIOD
                      SUBACCOUNT                                       OF PERIOD         OF PERIOD          (THOUSANDS)
---------------------------------------------------------------------------------------------------------------------------

   PHOENIX-KAYNE RISING DIVIDENDS SERIES
===========================================================================================================================
   From 3/6/03* to 12/31/03                                             $1.000            $1.130                 60
   From 1/1/04 to 12/31/04                                              $1.130            $1.175                202
   From 1/1/05 to 12/31/05                                              $1.175            $1.149                223

   PHOENIX-KAYNE SMALL-CAP QUALITY VALUE SERIES
===========================================================================================================================
   From 1/1/04* to 12/31/04                                             $1.000            $1.482                 69
   From 1/1/05 to 12/31/05                                              $1.482            $1.597                 85

   PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT SERIES
===========================================================================================================================
   From 9/5/02* to 12/31/02                                             $1.000            $0.953                 34
   From 1/1/03 to 12/31/03                                              $0.953            $1.222                131
   From 1/1/04 to 12/31/04                                              $1.222            $1.398                331
   From 1/1/05 to 12/31/05                                              $1.398            $1.500                554

   PHOENIX-NORTHERN DOW 30 SERIES
===========================================================================================================================
   From 7/3/02* to 12/31/02                                             $1.000            $0.806                 74
   From 1/1/03 to 12/31/03                                              $0.806            $1.014                 95
   From 1/1/04 to 12/31/04                                              $1.014            $1.048                130
   From 1/1/05 to 12/31/05                                              $1.048            $1.046                114

   PHOENIX-NORTHERN NASDAQ-100 INDEX(R) SERIES
===========================================================================================================================
   From 7/31/02* to 12/31/02                                            $1.000            $0.679                138
   From 1/1/03 to 12/31/03                                              $0.679            $0.998                258
   From 1/1/04 to 12/31/04                                              $0.998            $1.085                466
   From 1/1/05 to 12/31/05                                              $1.085            $1.084                328

   PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES
===========================================================================================================================
   From 6/17/02* to 12/31/02                                            $1.000            $0.854                112
   From 1/1/03 to 12/31/03                                              $0.854            $1.189                253
   From 1/1/04 to 12/31/04                                              $1.189            $1.414                482
   From 1/1/05 to 12/31/05                                              $1.414            $1.504                548

   PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES
===========================================================================================================================
   From 6/20/02* to 12/31/02                                            $1.000            $0.860                 40
   From 1/1/03 to 12/31/03                                              $0.860            $1.221                157
   From 1/1/04 to 12/31/04                                              $1.221            $1.480                281
   From 1/1/05 to 12/31/05                                              $1.480            $1.570                275

   RYDEX VARIABLE TRUST JUNO FUND
===========================================================================================================================
   From 7/11/03* to 12/31/03                                            $1.000            $1.052                141
   From 1/1/04 to 12/31/04                                              $1.052            $0.928                153
   From 1/1/05 to 12/31/05                                              $0.928            $0.868                151

   RYDEX VARIABLE TRUST SECTOR ROTATION FUND
===========================================================================================================================
   From 1/1/04* to 12/31/04                                             $1.000            $1.260                  4
   From 1/1/05 to 12/31/05                                              $1.260            $1.415                  6

   SCUDDER VIT EQUITY 500 INDEX FUND - CLASS A
===========================================================================================================================
   From 7/31/02* to 12/31/02                                            $1.000            $0.778                 82
   From 1/1/03 to 12/31/03                                              $0.778            $0.985                369
   From 1/1/04 to 12/31/04                                              $0.985            $1.076                595
   From 1/1/05 to 12/31/05                                              $1.076            $1.112                522

* Date subaccount began operations.

                                                                      SUBACCOUNT        SUBACCOUNT             UNITS
                                                                      UNIT VALUE        UNIT VALUE         OUTSTANDING AT
                                                                       BEGINNING            END            END OF PERIOD
                      SUBACCOUNT                                       OF PERIOD         OF PERIOD          (THOUSANDS)
---------------------------------------------------------------------------------------------------------------------------
   TECHNOLOGY PORTFOLIO - CLASS I
===========================================================================================================================
   From 7/2/02* to 12/31/02                                             $1.000            $0.589                 52
   From 1/1/03 to 12/31/03                                              $0.589            $0.859                 96
   From 1/1/04 to 12/31/04                                              $0.859            $0.835                124
   From 1/1/05 to 12/31/05                                              $0.835            $0.822                130

   TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
===========================================================================================================================
   From 7/26/02* to 12/31/02                                            $1.000            $0.828                 66
   From 1/1/03 to 12/31/03                                              $0.828            $1.082                183
   From 1/1/04 to 12/31/04                                              $1.082            $1.266                246
   From 1/1/05 to 12/31/05                                              $1.266            $1.377                306

   TEMPLETON GROWTH SECURITIES FUND - CLASS 2
===========================================================================================================================
   From 7/1/02* to 12/31/02                                             $1.000            $0.809                 17
   From 1/1/03 to 12/31/03                                              $0.809            $1.055                 44
   From 1/1/04 to 12/31/04                                              $1.055            $1.209                121
   From 1/1/05 to 12/31/05                                              $1.209            $1.300                134

   WANGER INTERNATIONAL SELECT
===========================================================================================================================
   From 7/1/02* to 12/31/02                                             $1.000            $0.889                  4
   From 1/1/03 to 12/31/03                                              $0.889            $1.239                 12
   From 1/1/04 to 12/31/04                                              $1.239            $1.522                 75
   From 1/1/05 to 12/31/05                                              $1.522            $1.750                 87

   WANGER INTERNATIONAL SMALL CAP
===========================================================================================================================
   From 6/17/02* to 12/31/02                                            $1.000            $0.877                 64
   From 1/1/03 to 12/31/03                                              $0.877            $1.289                126
   From 1/1/04 to 12/31/04                                              $1.289            $1.658                213
   From 1/1/05 to 12/31/05                                              $1.658            $1.989                300

   WANGER SELECT
===========================================================================================================================
   From 7/11/03* to 12/31/03                                            $1.000            $1.214                 15
   From 1/1/04 to 12/31/04                                              $1.214            $1.430                 94
   From 1/1/05 to 12/31/05                                              $1.430            $1.561                 90

   WANGER U.S. SMALLER COMPANIES
===========================================================================================================================
   From 5/20/02* to 12/31/02                                            $1.000            $0.838                151
   From 1/1/03 to 12/31/03                                              $0.838            $1.185                311
   From 1/1/04 to 12/31/04                                              $1.185            $1.384                495
   From 1/1/05 to 12/31/05                                              $1.384            $1.521                565

   DEATH BENEFIT OPTION 3 CONTRACTS

                                                                      SUBACCOUNT        SUBACCOUNT             UNITS
                                                                      UNIT VALUE        UNIT VALUE         OUTSTANDING AT
                                                                       BEGINNING            END            END OF PERIOD
                      SUBACCOUNT                                       OF PERIOD         OF PERIOD          (THOUSANDS)
---------------------------------------------------------------------------------------------------------------------------

   AIM V.I. CAPITAL APPRECIATION FUND - CLASS I
===========================================================================================================================
   From 12/24/03* to 12/31/03                                           $1.000            $0.987                  1
   From 1/1/04 to 12/31/04                                              $0.987            $1.037                 17
   From 1/1/05 to 12/31/05                                              $1.037            $1.113                 14

* Date subaccount began operations.

                                                                      SUBACCOUNT        SUBACCOUNT             UNITS
                                                                      UNIT VALUE        UNIT VALUE         OUTSTANDING AT
                                                                       BEGINNING            END            END OF PERIOD
                      SUBACCOUNT                                       OF PERIOD         OF PERIOD          (THOUSANDS)
---------------------------------------------------------------------------------------------------------------------------
   FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
===========================================================================================================================
   From 12/24/03* to 12/31/03                                           $1.000            $1.072                  7
   From 1/1/04 to 12/31/04                                              $1.072            $1.095                 80
   From 1/1/05 to 12/31/05                                              $1.095            $1.102                 64

   FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS
===========================================================================================================================
   From 12/24/03* to 12/31/03                                           $1.000            $0.927                  2
   From 1/1/04 to 12/31/04                                              $0.927            $0.944                 22
   From 1/1/05 to 12/31/05                                              $0.944            $0.984                 17

   LORD ABBETT GROWTH AND INCOME PORTFOLIO - CLASS VC
===========================================================================================================================
   From 4/29/05* to 12/31/05                                            $1.000            $1.048                 36

   PHOENIX-AIM GROWTH SERIES
===========================================================================================================================
   From 12/24/03* to 12/31/03                                           $1.000            $0.870                  2
   From 1/1/04 to 12/31/04                                              $0.870            $0.894                 20
   From 1/1/05 to 12/31/05                                              $0.894            $0.960                 16

   PHOENIX-ENGEMANN GROWTH AND INCOME SERIES
===========================================================================================================================
   From 12/24/03* to 12/31/03                                           $1.000            $0.976                  2
   From 1/1/04 to 12/31/04                                              $0.976            $1.063                 20
   From 1/1/05 to 12/31/05                                              $1.063            $1.098                 16

   PHOENIX-ENGEMANN STRATEGIC ALLOCATION SERIES
===========================================================================================================================
   From 12/24/03* to 12/31/03                                           $1.000            $1.058                  2
   From 1/1/04 to 12/31/04                                              $1.058            $1.121                 18
   From 1/1/05 to 12/31/05                                              $1.121            $1.125                 15

   PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT SERIES
===========================================================================================================================
   From 12/24/03* to 12/31/03                                           $1.000            $1.219                  3
   From 1/1/04 to 12/31/04                                              $1.219            $1.393                 36
   From 1/1/05 to 12/31/05                                              $1.393            $1.492                 29

   WANGER INTERNATIONAL SMALL CAP
===========================================================================================================================
   From 12/24/03* to 12/31/03                                           $1.000            $1.285                 0.9
   From 1/1/04 to 12/31/04                                              $1.285            $1.651                 10
   From 1/1/05 to 12/31/05                                              $1.651            $1.978                  8

 * Date subaccount began operations.

                                     PART B

                    VERSION B IS NOT AFFECTED BY THIS FILING

                                                                     [VERSION A]
                                    BIG EDGE
                                THE BIG EDGE PLUS(R)
                              GROUP STRATEGIC EDGE(R)
                         THE BIG EDGE CHOICE FOR NEW YORK(R)

                         PHOENIX LIFE INSURANCE COMPANY
         PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT ("SEPARATE ACCOUNT")
                 VARIABLE ACCUMULATION DEFERRED ANNUITY CONTRACT

                       STATEMENT OF ADDITIONAL INFORMATION


HOME OFFICE:                                      PHOENIX LIFE INSURANCE COMPANY
One American Row                                     ANNUITY OPERATIONS DIVISION
Hartford, Connecticut 06103-2899                                     PO Box 8027
                                                Boston, Massachusetts 02266-8027

                                   May 1, 2006

This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the prospectus, dated May 1, 2006. You may obtain a copy of the prospectus without charge by contacting Phoenix Life Insurance Company ("Phoenix") at the above address or by calling 800/541-0171.

                                TABLE OF CONTENTS                               PAGE
                                                                                ----
Phoenix Life Insurance Company ................................................    2

Underwriter ...................................................................    2

Servicing Agent ...............................................................    2

Performance History ...........................................................    2

Calculation of Yield and Return ...............................................   13

Calculation of Annuity Payments ...............................................   14

Experts .......................................................................   15

Separate Account Financial Statements ......................................... SA-1

Company Financial Statements...................................................  F-1

PHOENIX LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

    On June 25, 2001, Phoenix Home Life Mutual Insurance Company (a New York mutual life insurance company incorporated on May 1, 1851, originally chartered in Connecticut in 1851 and redomiciled to New York in 1992), converted to a stock life insurance company by "demutualizing" pursuant to a plan of reorganization approved by the New York Superintendent of Insurance and changed its name to Phoenix Life Insurance Company ("Phoenix"). As part of the demutualization, Phoenix became a wholly owned subsidiary of The Phoenix Companies, Inc., a newly formed, publicly traded Delaware corporation. Our executive and main administrative offices are at One American Row, Hartford, Connecticut, 06103-2899. Our New York principal office is at 31 Tech Valley Drive East Greenbush, New York 12061. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers.

UNDERWRITER
--------------------------------------------------------------------------------

    Phoenix Equity Planning Corporation ("PEPCO"), an indirect, wholly owned subsidiary of The Phoenix Companies, as underwriter, offers these contracts on a continuous basis. PEPCO is not compensated for any underwriting commissions.
All underwriting commission costs are borne directly by Phoenix.

SERVICING AGENT
--------------------------------------------------------------------------------

    The Phoenix Edge Series Fund reimburses Phoenix for various shareholder services provided by the Variable Product Operations area, located at 31 Tech Valley Drive, East Greenbush, NY 12061. The Phoenix Edge Series Fund is an open-end management investment company with many separate series. Shares of the fund are not directly offered to the public, but through policies and annuities issued by PHL Variable, Phoenix Life Insurance Company and Phoenix Life and Annuity Company.

    The functions performed include investor inquiry support, shareholder trading, confirmation of investment activity, quarterly statement processing and Web/Interactive Voice Response trading. The rate of reimbursement for 2006 is 0.08% of the fund's average daily net assets. The total administrative service fees paid by the fund for the last three

====================================================================
YEAR ENDED DECEMBER 31,                                   FEE PAID
====================================================================
         2003                                           $1.7 million
--------------------------------------------------------------------
         2004                                           $2.2 million
--------------------------------------------------------------------
         2005                                           $1.9 million
====================================================================

PERFORMANCE HISTORY
--------------------------------------------------------------------------------

    From time to time, the Separate Account may include the performance history of any or all subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Performance information may be expressed as yield and effective yield of the Phoenix-Goodwin Money Market subaccount, as yield of the Phoenix-Goodwin Multi-Sector Fixed Income subaccount and as total return of any subaccount. For the Phoenix-Goodwin Multi-Sector Fixed Income subaccount, quotations of yield will be based on all investment income per unit earned during a given 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income") and are computed by dividing the net investment income by the maximum offering price per unit on the last day of the period.

    When a subaccount advertises its standardized average annual total return, it usually will be calculated for one year, five years and ten years or since inception if the subaccount has not been in existence for at least ten years. Standardized average annual total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable contract and surrender charges except for premium taxes (which vary by state) at the beginning of the relevant period.

    Standardized performance includes the following charges: total operating expenses of the underlying subaccount, mortality and expense risk charges, daily administrative fees, annual contract fee and deferred surrender charges. It is assumed that a $1,000 investment is made at the beginning of each time period. It is assumed that the entire investment is surrendered at the end of each time period.

    Non-Standardized Performance includes the following charges: total operating expenses of the underlying subaccount, mortality and expense risk charges, and daily administrative fees. It is assumed that a $1,000 investment is made at the beginning of each time period. The annual contract fee and deferred surrender charges are not included.

    For those subaccounts within the Separate Account that have not been available for one of the quoted periods, the average annual total return quotation will be blank.

                                    BIG EDGE

 STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2005

------------------------------------------------------------------------------------------------------------------------------
                                                          INCEPTION                                                    SINCE
                     SUBACCOUNT                             DATE*          1 YEAR       5 YEARS       10 YEARS       INCEPTION
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                         3/30/2001        1.77%                                       0.41%
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund                                   5/1/2006
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                          12/1/2004        0.62%                                       2.13%
------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                   6/5/2000        7.02%        -3.26%                        -7.40%
------------------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                                  10/29/2001       -2.13%                                       3.15%
------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II           7/15/1999       -4.61%         3.01%                         4.04%
------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                         7/15/1999       -4.02%         5.52%                         2.49%
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio                        6/5/2000        9.27%         4.72%                         3.11%
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                 6/5/2000        1.79%        -1.56%                        -4.05%
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                               6/5/2000       -1.20%        -5.33%                        -7.29%
------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                              11/2/1998        3.38%         6.20%                         7.77%
------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund               9/27/1996       19.18%        15.44%                         1.67%
------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                          5/11/1992        3.02%         1.59%          6.85%          8.00%
------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                    11/28/1988       -3.18%         4.55%          8.04%          8.89%
------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                           11/3/1988        1.79%         4.26%          8.60%          9.46%
------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio                      4/25/2005                                                    2.50%
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio                       4/20/2005                                                   -1.82%
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio                    4/20/2005                                                    2.78%
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                        4/20/2005                                                    7.56%
------------------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                             12/31/1982       -3.03%        -9.19%          1.34%         10.27%
------------------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                               3/2/1998       -2.60%        -8.00%                         3.75%
------------------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Theme Series                             1/29/1996       -5.41%        -8.81%                         4.79%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                       5/1/1990       10.88%         2.27%          7.32%          6.72%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                                 12/20/1999        1.78%        -7.48%                        -7.35%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                      8/12/2002        8.14%                                      16.86%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series           7/14/1997       -3.05%        -2.42%                         3.03%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series         5/1/1995        7.63%        18.70%         14.95%         15.63%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth & Income Series                     3/2/1998       -2.01%        -0.77%                         3.04%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series                   8/15/2000        2.24%        -3.49%                        -6.14%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series               9/17/1984       -4.83%         1.62%          6.52%          9.27%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                        10/8/1982       -4.09%         0.11%          2.34%          4.12%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series          12/31/1982       -4.84%         5.96%          5.73%          8.00%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series         6/2/2003       -5.23%                                       0.75%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                      8/12/2002       -7.37%                                       3.18%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series               8/12/2002        2.01%                                      13.71%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series          8/12/2002        1.59%                                      11.63%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                            12/20/1999       -5.53%        -0.38%                        -0.64%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series                8/15/2000       -5.34%        -8.79%                       -15.78%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series              3/2/1998        0.73%        13.60%                         7.37%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series          11/20/2000        0.48%        13.05%                        14.30%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Fund                            3/2/1998       -1.43%        -2.88%                         5.97%
------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                   6/2/2003        6.33%                                      12.53%
------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                 2/1/1999        8.88%         3.08%                        11.34%
------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                              5/1/1995       13.65%         7.95%         13.49%         15.70%
------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                               2/1/1999        3.32%         9.80%                        13.09%
------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                               5/1/1995        4.03%         9.93%         14.03%         14.60%
------------------------------------------------------------------------------------------------------------------------------

*The date that the subaccount was added to the Separate Account.

The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than one year are annualized. Returns are net of the total annual fund expenses daily administrative fees, annual contract fee, mortality and expense risk charges, and deferred surrender charges of 6% and 2% deducted from redemptions after one and five years, respectively. Surrender charges are based on the age of the deposit. Subaccounts are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost. (These tables reflect standardized performance return.)

                                THE BIG EDGE PLUS


 STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2005

------------------------------------------------------------------------------------------------------------------------------
                                                          INCEPTION                                                    SINCE
                     SUBACCOUNT                             DATE*          1 YEAR       5 YEARS       10 YEARS       INCEPTION
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                         3/30/2001        1.51%                                       0.16%
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund                                   5/1/2006
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                          12/1/2004        0.37%                                       1.87%
------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                   6/5/2000        6.75%        -3.51%                        -7.64%
------------------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                                  10/29/2001       -2.38%                                       2.89%
------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II           7/15/1999       -4.85%         2.75%                         3.77%
------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                         7/15/1999       -4.26%         5.25%                         2.23%
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio                        6/5/2000        8.99%         4.45%                         2.85%
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                 6/5/2000        1.53%        -1.81%                        -4.30%
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                               6/5/2000       -1.44%        -5.57%                        -7.53%
------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                              11/2/1998        3.12%         5.93%                         7.50%
------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund               9/27/1996       18.88%        15.15%                         1.41%
------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                          5/11/1992        2.76%         1.33%          6.63%          7.87%
------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                    11/28/1988       -3.42%         4.29%          7.76%          8.62%
------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                           11/3/1988        1.54%         3.99%          8.34%          9.19%
------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio                      4/25/2005                                                    2.32%
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio                       4/20/2005                                                   -1.99%
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio                    4/20/2005                                                    2.60%
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                        4/20/2005                                                    7.37%
------------------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                             12/31/1982       -3.27%        -9.42%          1.08%          9.99%
------------------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                               3/2/1998       -2.84%        -8.19%                         3.52%
------------------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Theme Series                             1/29/1996       -5.65%        -9.04%                         4.53%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                       5/1/1990       10.60%         2.01%          7.05%          6.46%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                                 12/20/1999        1.52%        -7.72%                        -7.58%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                      8/12/2002        7.87%                                      16.57%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series           7/14/1997       -3.30%        -2.67%                         2.77%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series         5/1/1995        7.36%        18.40%         14.66%         15.34%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth & Income Series                     3/2/1998       -2.26%        -1.02%                         2.78%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series                   8/15/2000        1.98%        -3.74%                        -6.38%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series               9/17/1984       -5.07%         1.36%          6.25%          8.99%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                        10/8/1982       -4.33%        -0.14%          2.09%          3.86%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series          12/31/1982       -5.08%         5.69%          5.46%          7.73%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series         6/2/2003       -5.47%                                       0.50%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                      8/12/2002       -7.60%                                       2.92%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series               8/12/2002        1.76%                                      13.43%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series          8/12/2002        1.34%                                      11.35%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                            12/20/1999       -5.77%        -0.63%                        -0.90%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series                8/15/2000       -5.58%        -9.02%                       -16.00%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series              3/2/1998        0.48%        13.31%                         7.10%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series          11/20/2000        0.22%        12.76%                        14.02%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Fund                            3/2/1998       -1.67%        -3.13%                         5.70%
------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                   6/2/2003        6.06%                                      12.24%
------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                 2/1/1999        8.60%         2.82%                        11.14%
------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                              5/1/1995       13.37%         7.67%         13.20%         15.42%
------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                               2/1/1999        3.05%         9.52%                        12.83%
------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                               5/1/1995        3.77%         9.65%         13.74%         14.36%
------------------------------------------------------------------------------------------------------------------------------

*The date that the subaccount was added to the Separate Account.

The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than one year are annualized. Returns are net of the total annual fund expenses, annual contract fee, mortality and expense risk charges, and deferred surrender charges of 6% and 2% deducted from redemptions after one and five years, respectively. Surrender charges are based on the age of the deposit. Subaccounts are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost. (These tables reflect standardized performance return.)

                        GROUP STRATEGIC EDGE - ALLOCATED


 STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2005

------------------------------------------------------------------------------------------------------------------------------
                                                          INCEPTION                                                    SINCE
                     SUBACCOUNT                             DATE*          1 YEAR       5 YEARS       10 YEARS       INCEPTION
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                         3/30/2001        1.03%                                       0.22%
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund                                   5/1/2006
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                          12/1/2004       -0.10%                                       1.43%
------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                   6/5/2000        6.24%        -3.33%                        -7.42%
------------------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                                  10/29/2001       -2.83%                                       2.99%
------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II           7/15/1999       -5.29%         2.84%                         3.90%
------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                         7/15/1999       -4.71%         5.35%                         2.39%
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio                        6/5/2000        8.47%         4.58%                         3.00%
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                 6/5/2000        1.05%        -1.66%                        -4.12%
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                               6/5/2000       -1.91%        -5.39%                        -7.33%
------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                              11/2/1998        2.63%         6.03%                         7.64%
------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund               9/27/1996       18.29%        15.24%                         1.69%
------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                          5/11/1992        2.27%         1.47%          6.76%          7.97%
------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                    11/28/1988       -3.87%         4.40%          7.89%          8.70%
------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                           11/3/1988        1.06%         4.11%          8.46%          9.28%
------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio                      4/25/2005                                                    1.67%
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio                       4/20/2005                                                   -2.61%
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio                    4/20/2005                                                    1.94%
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                        4/20/2005                                                    6.69%
------------------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                             12/31/1982       -3.72%        -9.21%          1.22%         10.04%
------------------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                               3/2/1998       -3.29%        -7.99%                         3.64%
------------------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Theme Series                             1/29/1996       -6.08%        -8.83%                         4.63%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                       5/1/1990       10.07%         2.17%          7.17%          6.57%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                                 12/20/1999        1.04%        -7.52%                        -7.34%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                      8/12/2002        7.35%                                      16.56%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series           7/14/1997       -3.75%        -2.52%                         2.90%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series         5/1/1995        6.84%        18.47%         14.77%         15.44%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth & Income Series                     3/2/1998       -2.71%        -0.88%                         2.92%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series                   8/15/2000        1.50%        -3.56%                        -6.13%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series               9/17/1984       -5.51%         1.47%          6.37%          9.06%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                        10/8/1982       -4.78%        -0.03%          2.24%          3.97%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series          12/31/1982       -5.52%         5.78%          5.60%          7.81%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series         6/2/2003       -5.91%                                       0.42%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                      8/12/2002       -8.02%                                       2.94%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series               8/12/2002        1.28%                                      13.43%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series          8/12/2002        0.86%                                      11.36%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                            12/20/1999       -6.20%        -0.50%                        -0.72%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series                8/15/2000       -6.02%        -8.79%                       -15.62%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series              3/2/1998        0.00%        13.38%                         7.26%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series          11/20/2000       -0.25%        12.83%                        14.11%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Fund                            3/2/1998       -2.13%        -2.97%                         5.83%
------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                   6/2/2003        5.56%                                      12.14%
------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                 2/1/1999        8.08%         2.97%                        11.24%
------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                              5/1/1995       12.81%         7.81%         13.31%         15.50%
------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                               2/1/1999        2.57%         9.61%                        12.92%
------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                               5/1/1995        3.27%         9.74%         13.83%         14.44%
------------------------------------------------------------------------------------------------------------------------------

*The date that the subaccount was added to the Separate Account.

The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than one year are annualized. Returns are net of the total annual fund expenses, annual contract fee, mortality and expense risk charges, and deferred surrender charges of 6% and 2% deducted from redemptions after one and five years, respectively. Surrender charges are based on the age of the deposit. Subaccounts are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost. (These tables reflect standardized performance return.)

                       GROUP STRATEGIC EDGE - UNALLOCATED


 STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2005

------------------------------------------------------------------------------------------------------------------------------
                                                          INCEPTION                                                    SINCE
                     SUBACCOUNT                             DATE*          1 YEAR       5 YEARS       10 YEARS       INCEPTION
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                         3/30/2001        2.00%                                      -0.24%
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund                                   5/1/2006
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                          12/1/2004        0.86%                                       2.32%
------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                   6/5/2000        7.26%        -3.75%                        -7.80%
------------------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                                  10/29/2001       -1.90%                                       2.45%
------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II           7/15/1999       -4.38%         2.39%                         3.51%
------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                         7/15/1999       -3.79%         4.89%                         2.00%
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio                        6/5/2000        9.51%         4.12%                         2.57%
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                 6/5/2000        2.02%        -2.09%                        -4.52%
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                               6/5/2000       -0.97%        -5.81%                        -7.71%
------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                              11/2/1998        3.61%         5.57%                         7.26%
------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund               9/27/1996       19.42%        14.74%                         1.60%
------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                          5/11/1992        3.25%         1.03%          6.67%          7.97%
------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                    11/28/1988       -2.95%         3.94%          7.79%          8.70%
------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                           11/3/1988        2.02%         3.65%          8.36%          9.28%
------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio                      4/25/2005                                                    2.65%
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio                       4/20/2005                                                   -1.68%
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio                    4/20/2005                                                    2.92%
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                        4/20/2005                                                    7.71%
------------------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                             12/31/1982       -2.80%        -9.60%          1.14%         10.04%
------------------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                               3/2/1998       -2.37%        -8.39%                         3.30%
------------------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Theme Series                             1/29/1996       -5.18%        -9.23%                         4.54%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                       5/1/1990       11.12%         1.72%          7.08%          6.57%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                                 12/20/1999        2.01%        -7.92%                        -7.71%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                      8/12/2002        8.38%                                      16.16%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series           7/14/1997       -2.82%        -2.94%                         2.69%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series         5/1/1995        7.87%        17.95%         14.67%         15.44%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth & Income Series                     3/2/1998       -1.78%        -1.32%                         2.58%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series                   8/15/2000        2.47%        -3.98%                        -6.53%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series               9/17/1984       -4.61%         1.03%          6.28%          9.06%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                        10/8/1982       -3.87%        -0.47%          2.15%          3.97%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series          12/31/1982       -4.61%         5.32%          5.51%          7.81%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series         6/2/2003       -5.01%                                       0.38%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                      8/12/2002       -7.14%                                       2.59%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series               8/12/2002        2.25%                                      13.04%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series          8/12/2002        1.83%                                      10.98%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                            12/20/1999       -5.30%        -0.94%                        -1.12%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series                8/15/2000       -5.12%        -9.19%                       -15.98%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series              3/2/1998        0.96%        12.88%                         6.91%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series          11/20/2000        0.71%        12.34%                        13.59%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Fund                            3/2/1998       -1.20%        -3.39%                         5.48%
------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                   6/2/2003        6.57%                                      12.10%
------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                 2/1/1999        9.11%         2.52%                        10.84%
------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                              5/1/1995       13.89%         7.34%         13.21%         15.50%
------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                               2/1/1999        3.55%         9.13%                        12.52%
------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                               5/1/1995        4.26%         9.26%         13.73%         14.44%
------------------------------------------------------------------------------------------------------------------------------

*The date that the subaccount was added to the Separate Account.

The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than one year are annualized. Returns are net of the total annual fund expenses, annual contract fee, mortality and expense risk charges, and deferred surrender charges of 6% and 1% deducted from redemptions after one and five years, respectively. Surrender charges are based on the age of the deposit. Subaccounts are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost. (These tables reflect standardized performance return.)

                          BIG EDGE CHOICE FOR NEW YORK


 STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2005

------------------------------------------------------------------------------------------------------------------------------
                                                          INCEPTION                                                    SINCE
                     SUBACCOUNT                             DATE*          1 YEAR       5 YEARS       10 YEARS       INCEPTION
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                         3/30/2001        0.87%                                      -0.14%
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund                                   5/1/2006
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                          12/1/2004       -0.33%                                       1.30%
------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                   6/5/2000        6.40%        -3.81%                        -7.91%
------------------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                                  10/29/2001       -3.23%                                       2.65%
------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II           7/15/1999       -5.85%         2.54%                         3.56%
------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                         7/15/1999       -5.23%         5.11%                         2.00%
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio                        6/5/2000        8.77%         4.29%                         2.63%
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                 6/5/2000        0.90%        -2.12%                        -4.58%
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                               6/5/2000       -2.25%        -5.86%                        -7.79%
------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                              11/2/1998        2.57%         5.81%                         7.26%
------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund               9/27/1996       19.21%        15.23%                         1.28%
------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                          5/11/1992        2.19%         1.08%          6.55%          7.78%
------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                    11/28/1988       -4.34%         4.12%          7.63%          8.48%
------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                           11/3/1988        0.90%         3.82%          8.20%          9.05%
------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio                      4/25/2005                                                    1.77%
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio                       4/20/2005                                                   -2.78%
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio                    4/20/2005                                                    2.06%
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                        4/20/2005                                                    7.10%
------------------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                             12/31/1982       -4.18%        -9.71%          0.95%          9.85%
------------------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                               3/2/1998       -3.72%        -8.52%                         3.29%
------------------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Theme Series                             1/29/1996       -6.66%        -9.32%                         4.40%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                       5/1/1990       10.47%         1.78%          7.17%          6.48%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                                 12/20/1999        0.88%        -8.01%                        -7.84%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                      8/12/2002        7.59%                                      16.78%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series           7/14/1997       -4.20%        -2.97%                         2.63%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series         5/1/1995        7.05%        18.54%         14.52%         15.20%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth & Income Series                     3/2/1998       -3.11%        -1.33%                         2.56%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series                   8/15/2000        1.37%        -4.04%                        -6.66%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series               9/17/1984       -6.08%         1.11%          6.12%          8.86%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                        10/8/1982       -5.30%        -0.44%          1.96%          3.73%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series          12/31/1982       -6.09%         5.57%          5.30%          7.58%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series         6/2/2003       -6.49%                                       0.12%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                      8/12/2002       -8.59%                                       2.68%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series               8/12/2002        1.13%                                      13.55%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series          8/12/2002        0.69%                                      11.40%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                            12/20/1999       -6.78%        -0.94%                        -1.17%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series                8/15/2000       -6.60%        -9.30%                       -16.25%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series              3/2/1998       -0.22%        13.36%                         6.89%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series          11/20/2000       -0.49%        12.80%                        13.97%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Fund                            3/2/1998       -2.49%        -3.43%                         5.32%
------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                   6/2/2003        5.68%                                      12.40%
------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                 2/1/1999        8.36%         2.61%                        11.00%
------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                              5/1/1995       13.39%         7.60%         13.07%         15.28%
------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                               2/1/1999        2.50%         9.48%                        12.71%
------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                               5/1/1995        3.25%         9.62%         13.66%         14.23%
------------------------------------------------------------------------------------------------------------------------------

*The date that the subaccount was added to the Separate Account.

The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than one year are annualized. Returns are net of the total annual fund expenses, daily administrative fees, annual contract fee, mortality and expense risk charges, and deferred surrender charges of 7% and 3% deducted from redemptions after one and five years, respectively. Surrender charges are based on the age of the deposit. Subaccounts are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost. (These tables reflect standardized performance return.)

                                    BIG EDGE


                      NON-STANDARDIZED ANNUAL TOTAL RETURN

Annual Total Returns are net of investment management fees and mortality and expense risk charges.

-----------------------------------------------------------------------------------------------------------------------------------
                    SUBACCOUNT                        1996    1997    1998     1999    2000    2001    2002   2003    2004    2005
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                   16.40%  12.38%   18.12%  43.18% -11.79% -24.05% -25.11% 28.23%   5.56%   7.75%
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                                                                    -11.99% 26.05%  12.68%   6.54%
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio            10.91%  18.49%   56.26%  76.29% -25.56% -16.78% -34.57% 33.38%   7.11%  13.31%
-----------------------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                                              27.43%  19.19% -10.14% -13.08% -23.09% 26.88%   9.49%   3.63%
-----------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II      3.16%   7.50%    6.59%  -1.58%   9.89%   5.96%   7.96%  1.34%   2.57%   1.01%
-----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                   13.17%  12.70%    1.67%   1.30%  -9.93%   0.36%   0.37% 20.99%   9.36%   1.63%
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio                                  28.64%  22.91%  -7.64% -13.24% -10.33% 27.07%  14.19%  15.68%
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                           23.27%   3.15% -18.01% -15.30% -22.70% 28.37%   5.99%   7.78%
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                         37.99%  35.92% -11.95% -18.55% -30.90% 31.45%   2.23%   4.62%
-----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                                  8.21%  11.35%   5.97% -12.69% 23.90%  11.51%   9.45%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund                -30.10%  -21.83%  51.78% -32.73%  -9.01%  -1.15% 51.46%  23.46%  26.16%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                    22.06%  12.38%    7.99%  22.02%  -3.34% -16.84% -19.38% 30.89%  17.34%   9.07%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund               17.40%  14.13%    5.05%  21.34%  -0.95% -10.85%  -5.34% 30.64%  14.56%   2.52%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                     20.92%  10.49%   -0.02%  27.52%   6.11%  -2.30% -19.30% 30.82%  14.87%   7.78%
-----------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio                                 -4.18%   4.08%  19.85%  17.44% -18.50% 35.85%  13.74%   2.96%
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio                                                                   6.85% 16.83%   6.81%   0.30%
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio              18.19%  23.42%   11.76%  15.58%  14.63%  -7.65% -18.85% 29.71%  11.53%   2.22%
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                                                   50.93%   6.97% -10.68% 23.51%  22.80%   7.14%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                        11.46%  19.88%   28.73%  28.40% -18.60% -35.24% -25.56% 25.22%   3.92%   2.68%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                                                 44.20%  12.62% -26.04% -33.17% 27.55%   5.65%   3.14%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Theme Series                               16.00%   43.28%  53.47% -12.35% -28.09% -35.63% 35.89%   4.38%   0.17%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                17.47%  10.94%   26.67%  28.22% -16.65% -24.81% -15.66% 30.55%  19.58%  17.39%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                                                            -12.05% -24.61% -29.55% 19.62%   3.17%   7.77%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                                                                        51.85%   1.10%  14.49%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series                      30.38%  17.65% -12.35% -12.79% -24.45% 24.97%   8.74%   2.66%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series  31.79%  20.85%  -21.99%   3.74%  29.49%   5.55%  10.96% 36.89%  33.35%  13.95%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth & Income Series                                       15.85%  -7.54%  -9.09% -23.29% 26.19%   9.37%   3.76%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series                                                     -27.47% -29.52% 44.96%   8.60%   8.25%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series          7.97%  19.54%   19.60%  10.16%  -0.41%   0.85% -12.46% 18.67%   6.38%   0.77%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                   3.98%   4.14%    4.05%   3.78%   4.98%   2.78%   0.41% -0.32%  -0.21%   1.56%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series     11.30%   9.98%   -5.11%   4.41%   5.42%   5.02%   8.90% 13.43%   5.77%   0.77%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series                                                                   4.28%   0.35%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                                                                        17.91%   4.20%  -1.90%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                                                                 19.08%  24.43%   8.01%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series                                                            28.52%  14.70%   7.57%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                                                        -6.50%  -6.93% -16.35% 26.13%   3.62%   0.04%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series                                                  -33.74% -38.20% 47.37%   8.94%   0.23%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                               -11.18%  15.74%  21.75%  -9.46% 39.57%  19.20%   6.66%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                                              14.60%  -9.45% 42.42%  21.45%   6.39%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                                            23.10%  30.87% -18.79% -22.71% 22.64%  11.79%   4.38%
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                                                    28.60%   9.61%  12.58%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                                           -2.56% -27.36% -16.14% 39.82%  23.10%  15.27%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                       30.71%  -2.44%   15.18% 124.25% -28.57% -22.06% -14.69% 47.38%  28.97%  20.32%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                                          8.37%   8.00%  -8.54% 29.42%  18.11%   9.39%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                        45.16%  28.14%    7.61%  23.84%  -9.08%  10.27% -17.64% 41.79%  17.15%  10.14%
-----------------------------------------------------------------------------------------------------------------------------------

  THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE

                                THE BIG EDGE PLUS


                      NON-STANDARDIZED ANNUAL TOTAL RETURN

-----------------------------------------------------------------------------------------------------------------------------------
                    SUBACCOUNT                        1996    1997    1998     1999    2000    2001    2002   2003    2004    2005
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                   16.11%  12.10%   17.82%  42.82% -12.01% -24.24% -25.30% 27.90%   5.29%   7.48%
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                                                                    -12.21% 25.74%  12.40%   6.28%
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio            10.63%  18.19%   55.87%  75.85% -25.77% -16.99% -34.74% 33.04%   6.83%  13.02%
-----------------------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP+A3                                           27.12%  18.89% -10.36% -13.30% -23.29% 26.56%   9.21%   3.37%
-----------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II      2.90%   7.23%    6.32%  -1.83%   9.61%   5.69%   7.68%  1.09%   2.31%   0.76%
-----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                   12.88%  12.42%    1.42%   1.04% -10.15%   0.10%   0.12% 20.69%   9.08%   1.38%
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio                                  28.32%  22.61%  -7.87% -13.46% -10.56% 26.75%  13.90%  15.39%
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                           22.96%   2.89% -18.21% -15.52% -22.89% 28.04%   5.72%   7.50%
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                         37.65%  35.58% -12.17% -18.76% -31.07% 31.12%   1.97%   4.36%
-----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                                  7.94%  11.07%   5.70% -12.91% 23.58%  11.22%   9.18%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund                -30.26%  -22.03%  51.41% -32.89%  -9.24%  -1.40% 51.08%  23.15%  25.84%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                    22.21%  12.25%    7.69%  21.72%  -3.58% -17.05% -19.58% 30.56%  17.05%   8.80%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund               17.11%  13.86%    4.78%  21.03%  -1.19% -11.08%  -5.58% 30.31%  14.27%   2.26%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                     20.62%  10.25%   -0.26%  27.21%   5.85%  -2.54% -19.51% 30.48%  14.58%   7.51%
-----------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio                                 -4.42%   3.82%  19.55%  17.15% -18.70% 35.52%  13.46%   2.70%
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio                                                                   6.58% 16.54%   6.54%   0.05%
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio              17.90%  23.11%   11.48%  15.29%  14.34%  -7.88% -19.05% 29.39%  11.25%   1.96%
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                                                   50.55%   6.70% -10.91% 23.21%  22.50%   6.88%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                        11.18%  19.59%   28.41%  28.08% -18.81% -35.41% -25.75% 24.91%   3.66%   2.42%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                                                 43.84%  12.34% -26.07% -33.34% 27.22%   5.39%   2.88%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Theme Series                               15.73%   42.91%  53.09% -12.57% -28.28% -35.79% 35.55%   4.12%  -0.08%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                17.18%  10.66%   26.35%  27.91% -16.86% -25.00% -15.87% 30.22%  19.27%  17.09%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                                                            -12.28% -24.80% -29.73% 19.32%   2.91%   7.49%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                                                                        51.47%   0.85%  14.20%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series                      30.05%  17.36% -12.57% -13.01% -24.64% 24.65%   8.46%   2.40%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series  31.46%  20.55%  -22.19%   3.48%  29.18%   5.28%  10.68% 36.54%  33.01%  13.66%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth & Income Series                                       15.56%  -7.77%  -9.32% -23.48% 25.87%   9.10%   3.50%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series                                                     -27.65% -29.70% 44.59%   8.32%   7.98%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series          7.70%  19.25%   19.30%   9.88%  -0.66%   0.59% -12.68% 18.38%   6.12%   0.52%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                   3.72%   3.88%    3.79%   3.52%   4.73%   2.52%   0.15% -0.57%  -0.47%   1.30%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series     11.02%   9.71%   -5.34%   4.15%   5.16%   4.76%   8.62% 13.14%   5.50%   0.52%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series                                                                   4.02%   0.10%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                                                                        17.61%   3.94%  -2.15%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                                                                 18.78%  24.11%   7.74%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series                                                            28.19%  14.41%   7.30%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                                                        -6.73%  -7.16% -16.56% 25.81%   3.36%  -0.21%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series                                                  -33.91% -38.36% 46.99%   8.67%  -0.02%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                               -11.40%  15.46%  21.45%  -9.69% 39.21%  18.90%   6.39%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                                              14.31%  -9.68% 42.06%  21.14%   6.12%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                                            22.79%  30.55% -18.99% -22.91% 22.33%  11.50%   4.11%
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                                                    28.28%   9.33%  12.29%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                                           -2.80% -27.54% -16.35% 39.47%  22.78%  14.98%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                       30.39%  -2.69%   14.89% 123.71% -28.75% -22.26% -14.91% 47.01%  28.64%  20.01%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                                          8.10%   7.72%  -8.77% 29.09%  17.82%   9.11%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                        44.80%  27.83%    7.34%  23.53%  -9.31%   9.99% -17.85% 41.43%  16.85%   9.87%
-----------------------------------------------------------------------------------------------------------------------------------


Annual Total Returns are net of investment management fees and mortality and expense risk charges.

  THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE

                         GROUP STRATEGIC EDGE ALLOCATED


                      NON-STANDARDIZED ANNUAL TOTAL RETURN

-----------------------------------------------------------------------------------------------------------------------------------
                    SUBACCOUNT                        1996    1997    1998     1999    2000    2001    2002   2003    2004    2005
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                   16.11%  12.10%  17.82%   42.82% -12.01% -24.24% -25.30% 27.90%   5.29%   7.48%
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                                                                    -12.21% 25.74%  12.40%   6.28%
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio            10.63%  18.19%  55.87%   75.85% -25.77% -16.99% -34.74% 33.04%   6.83%  13.02%
-----------------------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                                             27.12%   18.89% -10.36% -13.30% -23.29% 26.56%   9.21%   3.37%
-----------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II      2.90%   7.23%   6.32%   -1.83%   9.61%   5.69%   7.68%  1.09%   2.31%   0.76%
-----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                   12.88%  12.42%   1.42%    1.04% -10.15%   0.10%   0.12% 20.69%   9.08%   1.38%
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio                                 28.32%   22.61%  -7.87% -13.46% -10.56% 26.75%  13.90%  15.39%
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                          22.96%    2.89% -18.21% -15.52% -22.89% 28.04%   5.72%   7.50%
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                        37.65%   35.58% -12.17% -18.76% -31.07% 31.12%   1.97%   4.36%
-----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                                  7.94%  11.07%   5.70% -12.91% 23.58%  11.22%   9.18%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund                -30.26% -22.03%   51.41% -32.89%  -9.24%  -1.40% 51.08%  23.15%  25.84%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                    22.21%  12.25%   7.69%   21.72%  -3.58% -17.05% -19.58% 30.56%  17.05%   8.80%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund               17.11%  13.86%   4.78%   21.03%  -1.19% -11.08%  -5.58% 30.31%  14.27%   2.26%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                     20.62%  10.25%  -0.26%   27.21%   5.85%  -2.54% -19.51% 30.48%  14.58%   7.51%
-----------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio                                -4.42%    3.82%  19.55%  17.15% -18.70% 35.52%  13.46%   2.70%
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio                                                                   6.58% 16.54%   6.54%   0.05%
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio              17.90%  23.11%  11.48%   15.29%  14.34%  -7.88% -19.05% 29.39%  11.25%   1.96%
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                                                   50.55%   6.70% -10.91% 23.21%  22.50%   6.88%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                        11.18%  19.59%  28.41%   28.08% -18.81% -35.41% -25.75% 24.91%   3.66%   2.42%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                                                 43.84%  12.34% -26.07% -33.34% 27.22%   5.39%   2.88%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Theme Series                               15.73%  42.91%   53.09% -12.57% -28.28% -35.79% 35.55%   4.12%  -0.08%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                17.18%  10.66%  26.35%   27.91% -16.86% -25.00% -15.87% 30.22%  19.27%  17.09%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                                                            -12.28% -24.80% -29.73% 19.32%   2.91%   7.49%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                                                                        51.47%   0.85%  14.20%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series                     30.05%   17.36% -12.57% -13.01% -24.64% 24.65%   8.46%   2.40%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series  31.46%  20.55% -22.19%    3.48%  29.18%   5.28%  10.68% 36.54%  33.01%  13.66%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth & Income Series                                       15.56%  -7.77%  -9.32% -23.48% 25.87%   9.10%   3.50%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series                                                     -27.65% -29.70% 44.59%   8.32%   7.98%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series          7.70%  19.25%  19.30%    9.88%  -0.66%   0.59% -12.68% 18.38%   6.12%   0.52%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                   3.72%   3.88%   3.79%    3.52%   4.73%   2.52%   0.15% -0.57%  -0.47%   1.30%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series     11.02%   9.71%  -5.34%    4.15%   5.16%   4.76%   8.62% 13.14%   5.50%   0.52%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series                                                                   4.02%   0.10%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                                                                        17.61%   3.94%  -2.15%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                                                                 18.78%  24.11%   7.74%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series                                                            28.19%  14.41%   7.30%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                                                        -6.73%  -7.16% -16.56% 25.81%   3.36%  -0.21%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series                                                  -33.91% -38.36% 46.99%   8.67%  -0.02%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                               -11.40%  15.46%  21.45%  -9.69% 39.21%  18.90%   6.39%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                                              14.31%  -9.68% 42.06%  21.14%   6.12%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                                            22.79%  30.55% -18.99% -22.91% 22.33%  11.50%   4.11%
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                                                    28.28%   9.33%  12.29%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                                           -2.80% -27.54% -16.35% 39.47%  22.78%  14.98%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                       30.39%  -2.69%  14.89%  123.71% -28.75% -22.26% -14.91% 47.01%  28.64%  20.01%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                                          8.10%   7.72%  -8.77% 29.09%  17.82%   9.11%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                        44.80%  27.83%   7.34%   23.53%  -9.31%   9.99% -17.85% 41.43%  16.85%   9.87%
-----------------------------------------------------------------------------------------------------------------------------------

           Annual Total Returns are net of investment management fees, daily administrative fees, and mortality and expense risk charges.

  THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE

                        GROUP STRATEGIC EDGE UNALLOCATED

                      NON-STANDARDIZED ANNUAL TOTAL RETURN

-----------------------------------------------------------------------------------------------------------------------------------
                    SUBACCOUNT                        1996    1997    1998     1999    2000    2001    2002   2003    2004    2005
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                   16.11%  12.10%   17.82%  42.82% -12.01% -24.24% -25.30% 27.90%   5.29%   7.48%
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                                                                    -12.21% 25.74%  12.40%   6.28%
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio            10.63%  18.19%   55.87%  75.85% -25.77% -16.99% -34.74% 33.04%   6.83%  13.02%
-----------------------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                                              27.12%  18.89% -10.36% -13.30% -23.29% 26.56%   9.21%   3.37%
-----------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II      2.90%   7.23%    6.32%  -1.83%   9.61%   5.69%   7.68%  1.09%   2.31%   0.76%
-----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                   12.88%  12.42%    1.42%   1.04% -10.15%   0.10%   0.12% 20.69%   9.08%   1.38%
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio                                  28.32%  22.61%  -7.87% -13.46% -10.56% 26.75%  13.90%  15.39%
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                           22.96%   2.89% -18.21% -15.52% -22.89% 28.04%   5.72%   7.50%
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                         37.65%  35.58% -12.17% -18.76% -31.07% 31.12%   1.97%   4.36%
-----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                                  7.94%  11.07%   5.70% -12.91% 23.58%  11.22%   9.18%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund                -30.26%  -22.03%  51.41% -32.89%  -9.24%  -1.40% 51.08%  23.15%  25.84%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                    22.21%  12.25%    7.69%  21.72%  -3.58% -17.05% -19.58% 30.56%  17.05%   8.80%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund               17.11%  13.86%    4.78%  21.03%  -1.19% -11.08%  -5.58% 30.31%  14.27%   2.26%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                     20.62%  10.25%   -0.26%  27.21%   5.85%  -2.54% -19.51% 30.48%  14.58%   7.51%
-----------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio                                 -4.42%   3.82%  19.55%  17.15% -18.70% 35.52%  13.46%   2.70%
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio                                                                   6.58% 16.54%   6.54%   0.05%
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio              17.90%  23.11%   11.48%  15.29%  14.34%  -7.88% -19.05% 29.39%  11.25%   1.96%
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                                                   50.55%   6.70% -10.91% 23.21%  22.50%   6.88%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                        11.18%  19.59%   28.41%  28.08% -18.81% -35.41% -25.75% 24.91%   3.66%   2.42%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                                                 43.84%  12.34% -26.07% -33.34% 27.22%   5.39%   2.88%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Theme Series                               15.73%   42.91%  53.09% -12.57% -28.28% -35.79% 35.55%   4.12%  -0.08%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                17.18%  10.66%   26.35%  27.91% -16.86% -25.00% -15.87% 30.22%  19.27%  17.09%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                                                            -12.28% -24.80% -29.73% 19.32%   2.91%   7.49%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                                                                        51.47%   0.85%  14.20%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series                      30.05%  17.36% -12.57% -13.01% -24.64% 24.65%   8.46%   2.40%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series  31.46%  20.55%  -22.19%   3.48%  29.18%   5.28%  10.68% 36.54%  33.01%  13.66%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth & Income Series                                       15.56%  -7.77%  -9.32% -23.48% 25.87%   9.10%   3.50%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series                                                     -27.65% -29.70% 44.59%   8.32%   7.98%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series          7.70%  19.25%   19.30%   9.88%  -0.66%   0.59% -12.68% 18.38%   6.12%   0.52%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                   3.72%   3.88%    3.79%   3.52%   4.73%   2.52%   0.15% -0.57%  -0.47%   1.30%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series     11.02%   9.71%   -5.34%   4.15%   5.16%   4.76%   8.62% 13.14%   5.50%   0.52%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series                                                                   4.02%   0.10%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                                                                        17.61%   3.94%  -2.15%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                                                                 18.78%  24.11%   7.74%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series                                                            28.19%  14.41%   7.30%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                                                        -6.73%  -7.16% -16.56% 25.81%   3.36%  -0.21%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series                                                  -33.91% -38.36% 46.99%   8.67%  -0.02%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                               -11.40%  15.46%  21.45%  -9.69% 39.21%  18.90%   6.39%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                                              14.31%  -9.68% 42.06%  21.14%   6.12%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                                            22.79%  30.55% -18.99% -22.91% 22.33%  11.50%   4.11%
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                                                    28.28%   9.33%  12.29%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                                           -2.80% -27.54% -16.35% 39.47%  22.78%  14.98%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                       30.39%  -2.69%   14.89% 123.71% -28.75% -22.26% -14.91% 47.01%  28.64%  20.01%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                                          8.10%   7.72%  -8.77% 29.09%  17.82%   9.11%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                        44.80%  27.83%    7.34%  23.53%  -9.31%   9.99% -17.85% 41.43%  16.85%   9.87%
-----------------------------------------------------------------------------------------------------------------------------------

           Annual Total Returns are net of investment management fees, daily administrative fees, and mortality and expense risk charges.

  THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE

                        THE BIG EDGE CHOICE FOR NEW YORK


                      NON-STANDARDIZED ANNUAL TOTAL RETURN

-----------------------------------------------------------------------------------------------------------------------------------
                    SUBACCOUNT                        1996    1997    1998     1999    2000    2001    2002   2003    2004    2005
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                   15.96%  11.96%   17.67%  42.64% -12.12% -24.34% -25.40%  27.74%  5.16%   7.34%
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                                                                    -12.32%  25.58% 12.26%   6.14%
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio            10.50%  18.04%   55.68%  75.64% -25.87% -17.10% -34.82%  32.88%  6.70%  12.88%
-----------------------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                                              26.96%  18.74% -10.47% -13.41% -23.38%  26.40%  9.07%   3.24%
-----------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II      2.77%   7.10%    6.19%  -1.95%   9.47%   5.56%   7.55%   0.96%  2.19%   0.63%
-----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                   12.74%  12.28%    1.30%   0.93% -10.27%  -0.01%  -0.01%  20.54%  8.94%   1.25%
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio                                  28.16%  22.45%  -7.99% -13.57% -10.67%  26.59% 13.75%  15.25%
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                           22.81%   2.76% -18.31% -15.63% -22.99%  27.88%  5.59%   7.37%
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                         37.48%  35.41% -12.28% -18.86% -31.16%  30.96%  1.84%   4.22%
-----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                                  7.54%  10.93%   5.57% -13.02%  23.43% 11.08%   9.04%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund                -30.35%  -22.11%  51.22% -32.99%  -9.36%  -1.52%  50.89% 23.00%  25.68%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                    22.06%  12.12%    8.10%  21.58%  -3.70% -17.16% -19.68%  30.40% 16.90%   8.66%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund               16.96%  13.74%    4.66%  20.89%  -1.32% -11.19%  -5.70%  30.14% 14.13%   2.13%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                     20.47%  10.10%   -0.38%  27.06%   5.72%  -2.67% -19.61%  30.32% 14.43%   7.37%
-----------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio                                 -4.54%   3.69%  19.40%  17.00% -18.80%  35.35% 13.32%   2.57%
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio                                                                   6.45%  16.39%  6.41%  -0.08%
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio              17.75%  22.96%   11.35%  15.14%  14.20%  -8.00% -19.15%  29.22% 11.11%   1.83%
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                                                   50.37%   6.57% -11.02%  23.05% 22.34%   6.74%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                        11.06%  19.45%   28.18%  27.92% -18.91% -35.49% -25.84%  24.75%  3.53%   2.29%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                                                 43.67%  12.20% -26.32% -33.43%  27.06%  5.25%   2.75%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Theme Series                               15.59%   42.75%  52.92% -12.68% -28.37% -35.88%  35.38%  3.99%  -0.21%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                17.05%  10.53%   29.17%  27.75% -16.96% -25.10% -15.98%  30.06% 19.12%  16.95%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                                                            -12.39% -24.90% -29.82%  19.17%  2.78%   7.36%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                                                                         51.28%  0.72%  14.06%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series                      29.83%  17.22% -12.68% -13.12% -24.74%  24.50%  8.33%   2.27%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series  31.31%  20.41%  -22.26%   3.35%  29.01%   5.15%  10.54%  36.37% 32.84%  13.52%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth & Income Series                                       15.43%  -7.88%  -9.44% -23.58%  25.71%  8.96%   3.37%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series                                                     -27.75% -29.79%  44.41%  8.18%   7.85%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series          7.57%  19.10%   19.18%   9.75%  -0.78%   0.46% -12.79%  18.23%  5.98%   0.39%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                   3.60%   3.76%    3.69%   3.40%   4.60%   2.39%   0.03%  -0.70% -0.59%   1.17%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series     10.89%   9.57%   -5.69%   4.02%   5.03%   4.63%   8.49%  13.00%  5.37%   0.39%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series                                                                   3.89%  -0.03%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                                                                         17.46%  3.81%  -2.27%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                                                                  18.63% 23.96%   7.61%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series                                                             28.03% 14.26%   7.16%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                                                        -6.86%  -7.28% -16.66%  25.65%  3.23%  -0.34%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series                                                  -33.99% -38.44%  46.80%  8.53%  -0.14%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                               -11.51%  15.32%  21.29%  -9.81%  39.04% 18.75%   6.26%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                                              14.17%  -9.79%  41.89% 20.99%   5.99%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                                            22.64%  30.39% -19.10% -23.01%  22.17% 11.36%   3.98%
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                                                     28.12%  9.19%  12.15%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                                           -2.92% -27.63% -16.46%  39.30% 22.63%  14.83%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                       30.24%  -2.80%   14.77% 123.44% -28.83% -22.36% -15.02%  46.82% 28.48%  19.86%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                                          7.97%   7.59%  -8.89%  28.93% 17.67%   8.98%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                        44.64%  27.68%    7.82%  23.38%  -9.42%   9.85% -17.95%  41.26% 16.71%   9.73%
-----------------------------------------------------------------------------------------------------------------------------------


           Annual Total Returns are net of investment management fees, daily administrative fees, and mortality and expense risk charges.

  THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE

CALCULATION OF YIELD AND RETURN
--------------------------------------------------------------------------------

    Yield of the Phoenix-Goodwin Money Market Subaccount. We calculate the yield of the Phoenix-Goodwin Money Market Subaccount for a 7-day "base period" by determining the "net change in value" of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week's return). To find the equivalent annual return we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the subaccount. We carry results to the nearest hundredth of one percent.

    The net change in value of the hypothetical account includes the daily net investment income of the account (after expenses), but does not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.

    The yield/return calculations include a mortality and expense risk charge equal to 1.00% or 1.25% (depending on contract form) on an annual basis, and, for some contracts, a daily administrative fee equal to 0.125% on an annual basis.

    The Phoenix-Goodwin Money Market Subaccount return and effective yield will vary in response to fluctuations in interest rates and in the expenses of the subaccount.

    We do not include the maximum annual administrative fee in calculating the current return and effective yield. Should such a fee apply to your account, current return and/or effective yield for your account could be reduced.

Example Calculations:


    The following examples of return/yield calculations for the Phoenix-Goodwin Money Market Subaccount were based on the 7-day period ending December 31, 2005:

EXAMPLE FOR THE BIG EDGE:

Value of hypothetical pre-existing account with exactly one
   Unit at the beginning of the period:................................    $1.000000
Value of the same account (excluding capital changes) at the end of the 7-day period:............................................
Calculation:                                                                1.000509
   Ending account value................................................     1.000509
   Less beginning account value........................................     1.000000
   Net change in account value.........................................     0.000509
Base period return:
   (net change/beginning account value)................................     0.000509
Current yield = return x (365/7)= .....................................        2.65%
Effective yield = [(1 + return)365/7] -1= .............................        2.69%

EXAMPLE FOR GROUP STRATEGIC EDGE, BIG EDGE PLUS:

Value of hypothetical pre-existing account with exactly one
   Unit at the beginning of the period:................................    $1.000000
Value of the same account (excluding capital changes) at the
   end of the 7-day period:............................................     1.000460
Calculation:
   Ending account value................................................     1.000460
   Less beginning account value........................................     1.000000
   Net change in account value.........................................     0.000460
Base period return:
   (net change/beginning account value)................................     0.000460
Current yield = return x (365/7) =.....................................        2.40%
Effective yield = [(1 + return)365/7] -1 =.............................        2.43%

EXAMPLE FOR THE BIG EDGE CHOICE FOR NEW YORK
   (REFLECTS DAILY ADMINISTRATIVE FEE):

Value of hypothetical pre-existing account with exactly one
   Unit at the beginning of the period:................................    $1.000000
Value of the same account (excluding capital changes) at the
   end of the 7-day period:............................................     1.000437
Calculation:
   Ending account value................................................     1.000437
   Less beginning account value........................................     1.000000
   Net change in account value.........................................     0.000437
Base period return:
   (net change/beginning account value)................................     0.000437
Current yield = return x (365/7) =.....................................        2.28%
Effective yield = [(1 + return)365/7] -1 =.............................        2.30%


    Yields and total returns may be higher or lower than in the past and there is no assurance that any historical results will continue.

    Calculation of Total Return. Total return measures the change in value of a subaccount investment over a stated period. We compute total returns by finding the average annual compounded rates of return over the one-, five- and ten-year periods that would equate the initial amount invested to the ending redeemable value according to a formula. The formula for total return includes the following steps:

(1) We assume a hypothetical $1,000 initial investment in the subaccount;

(2) We determine the value the hypothetical initial investment would have were it redeemed at the end of each period. All recurring fees and any applicable contingent deferred sales charge are deducted. This figure is the ending redeemable value (ERV in the formula given below);

(3) We divide this value by the initial $1,000 investment, resulting in a ratio of the ending redeemable value to the initial value for that period;

(4) To get the average annual total return we take the nth root of the ratio from step (3), where n equals the number of years in that period (e.g., 1, 5, 10), and subtract one.

The formula in mathematical terms is:

R = ((ERV / II)(1/n)) - 1

Where:

     II      =       a hypothetical initial payment of $1,000

     R       =       average annual total return for the period

     n       =       number of years in the period

     ERV     =       ending redeemable value of the hypothetical
                     $1,000 for the period [see (2) and (3) above]

    We normally calculate total return for 1-year, 5-year and 10-year periods for each subaccount. If a subaccount has not been available for at least 10 years, we will provide total returns for other relevant periods.

PERFORMANCE INFORMATION

    Advertisements, sales literature and other communications may contain information about a series' or advisor's current investment strategies and management style. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may wish to make known a series' specific portfolio holdings or holdings in specific industries. A fund may also separately illustrate the income and capital gain portions of a series' total return. Performance might also be advertised by breaking down returns into equity and debt components. A series may compare its equity or bond return figure to any of a number of well-known benchmarks of market performance, including, but not limited to:

    The Dow Jones Industrial Average(SM) (1)
    First Boston High Yield Index
    Salomon Brothers Corporate Index
    Salomon Brothers Government Bond Index
    Standard & Poor's 500 Index(R) (S&P 500)(2)

    Each subaccount may include its yield and total return in advertisements or communications with current or prospective contract owners. Each subaccount may also include in such advertisements, its ranking or comparison to similar mutual funds by organizations such as:

    Lipper Analytical Services
    Morningstar, Inc.
    Thomson Financial

    A fund may also compare a series' performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in publications such as:

    Barron's
    Business Week
    Changing Times
    Consumer Reports
    Financial Planning
    Financial Services Weekly
    Financial World
    Forbes
    Fortune
    Investor's Business Daily
    Money
    Personal Investor
    Registered Representative
    The New York Times
    The Wall Street Journal
    U.S. News and World Report

    A fund may also illustrate the benefits of tax deferral by comparing taxable investments with investments through tax- deferred retirement plans.

    The total return and yield may be used to compare the performance of the subaccounts with certain commonly used standards for stock and bond market performance. Such indices include, but are not limited to:

    The Dow Jones Industrial Average(SM) (1)
    First Boston High Yield Index
    Salomon Brothers Corporate Index
    Salomon Brothers Government Bond Index
    S&P 500(2)

CALCULATION OF ANNUITY PAYMENTS
--------------------------------------------------------------------------------

    See your prospectus in the section titled "The Annuity Period" for a description of the annuity options and restrictions.

    You may elect an annuity payment option by written request as described in your prospectus. If you do not elect an annuity payment option, amounts held under the contract will be applied to provide a Variable Payment Life Annuity with 10- year period certain (Option I) on the maturity date. You may not change your election after the first annuity payment.

FIXED ANNUITY PAYMENTS

    Fixed annuity payments are determined by the total dollar value for all subaccounts' accumulation units and all amounts held in the GIA. For each contract the resulting dollar value is then multiplied by the applicable annuity purchase rate, which reflects the age (and sex for nontax-qualified plans) of the annuitant or annuitants, for the fixed payment annuity option selected.

    The guaranteed annuity payment rates will be no less favorable than the following: under Options A, B, D, E and F rates are based on the a-49 Annuity Table(4) projected to 1985 with Projection Scale B. We use an interest rate of 3-3/8% for 5- and 10-year periods certain under Option A, for the 10-year period certain under Option F, and for Option E; an interest rate of 3-1/4% for the 20-year period certain under Options A and F; an interest rate of 3-1/2% under Options B and D. Under Options G and H, the guaranteed interest rate is 3%.

    It is possible that we may have more favorable (i.e., higher-paying) rates in effect on the settlement date.

VARIABLE ANNUITY PAYMENTS
    Under all variable annuity payment options except Option L, the first payment is based on an assumed annual interest rate of 4-1/2%. Should the assumed rate result in a first payment larger than permitted by state law, we will select a lower rate. All subsequent payments may be higher or lower depending on investment experience of the subaccounts.

    Under Options I, J, K, M and N, we determine the first payment by multiplying the amounts held under the selected annuity payment option in each subaccount by the applicable annuity payment option rate, which reflects the age (and sex for nontax-qualified plans) of the annuitant or annuitants. The first payment equals the total of such amounts determined for each subaccount. We determine future payments under these options by multiplying the contract value in each subaccount (Number of Annuity Units times the Annuity Unit Value) by the applicable annuity payment option rate on the payment calculation date. The payment will equal the sum of the amounts provided by each subaccount investment.

    Under Option L, we determine the amount of the annual distribution by dividing the amount of contract value held under this annuity payment option on December 31 of the previous year by the life expectancy of the annuitant or the joint life expectancy of the annuitant and joint annuitant at that time.

    Under Options I, J, M and N, the applicable annuity payment option rate used to determine the first payment amount will not be less than the rate based on the 1983 Table A (1983 IAM)(4) projected with Projection Scale G to the year 2040, and with continued projection thereafter, and on the assumed interest rate. Under Option K, the rate will be based on the number of payments to be made during the specified period and the assumed interest rate.

    We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the subaccounts. See your prospectus in the section titled "Deductions and Charges." Electing Option K will result in a mortality risk deduction being made even though we assume no mortality risk under that option.

EXPERTS
--------------------------------------------------------------------------------


    The financial statements of Phoenix Life Variable Accumulation Account as of December 31, 2005, and the results of its operations and the changes in its net assets for each of the periods indicated and the consolidated financial statements of Phoenix Life Insurance Company as of December 31, 2005 and 2004, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2005, included in this prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

    Kathleen A. McGah, Vice President and Counsel and Brian A. Giantonio, Vice President and Counsel, The Phoenix Companies, Inc., have provided advice on certain matters relating to the federal securities, state regulations and income tax laws in connection with the contracts described in this prospectus.


-------------------------------
(1) The Dow Jones Industrial Average(SM) (DJIA(SM)) is an unweighted(3) index of 30 industrial "blue chip" U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA(SM) are both widely-held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for such factors as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA(SM).

(2) The S&P 500 is a market-value weighted(3) index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. Stock Market performance. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.

(3) Weighted and unweighted indexes: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to "weight" the influence of a stock's price on the index. Simply put, larger companies' stock prices influence the index more than smaller companies' stock prices. An unweighted index
    (such as the Dow Jones Industrial Average(SM)) uses stock price alone to determine the index value. A company's relative size has no bearing on its impact on the index.

(4) The Society of Actuaries developed these tables to provide payment rates for annuities based on a set of mortality tables acceptable to most regulating authorities.

A N N U A L  R E P O R T




                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT




                                                               DECEMBER 31, 2005










                                [LOGO]PHOENIX(R)

                   OL4261(C) 2006 The Phoenix Companies, Inc.

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005


                                                   AIM V.I. CAPITAL    AIM V.I. MID CAP                        ALGER AMERICAN
                                                    APPRECIATION -     CORE EQUITY-CLASS   AIM V.I. PREMIER  LEVERAGED ALLCAP -
                                                       CLASS I                I            EQUITY - CLASS 1        CLASS O
                                                      SUBACCOUNT          SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Assets:
      Investments at fair value                     $     2,824,411     $     6,626,121    $     1,642,420    $     3,790,156
          Shares                                   {        114,441}   {        486,857}  {         73,585}  {        108,975}
          Cost                                     {$     2,313,581}   {$     6,539,637}  {$     1,638,724}  {$     2,891,653}
                                                   -----------------   -----------------  -----------------  -----------------
      Total Assets                                  $     2,824,411     $     6,626,121    $     1,642,420    $     3,790,156

Liabilities:
      Payable to Phoenix Life Insurance Company     $           102     $           231    $            57    $           130
                                                   -----------------   -----------------  -----------------  -----------------
                                                    $     2,824,309     $     6,625,890    $     1,642,363    $     3,790,026
                                                   =================   =================   ================  =================
Net Assets:
     Accumulation Units                             $     2,821,998     $     2,372,738    $     1,642,363    $     3,741,504
     Contracts in payout (annuitization period)     $         2,311     $           -      $           -      $        48,522
     Retained in PHLVIC Universal Life Separate
        Account by Phoenix Life Insurance Company   $           -       $     4,253,152    $           -      $           -

            Total Net Assets                        $     2,824,309     $     6,625,890    $     1,642,363    $     3,790,026
                                                   =================   =================   ================  =================

                                                   =================   =================   ================  =================
            Units Outstanding                             2,806,807           6,134,826          1,800,050          5,216,954
                                                   =================   =================   ================  =================

            Unit Value
              Asset Manager Option 1                $           -       $           -      $           -      $           -
              Asset Manager Option 2                $           -       $           -      $           -      $           -
              Big Edge                              $          1.01     $          1.08    $          0.83    $          0.65
              Freedom Edge(R)                       $           -       $          1.08    $           -      $          1.30
              Group Strategic Edge(R)               $          0.94     $          1.08    $          0.90    $          0.68
              Phoenix Dimensions(SM) Option 1       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 2       $          1.10     $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 3       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 4       $           -       $           -      $           -      $           -
              Phoenix Income Choice(R)              $           -       $           -      $           -      $           -
              Phoenix Investor's Edge(R) Option 1   $          1.10     $          1.08    $          0.95    $          1.08
              Phoenix Investor's Edge(R) Option 2   $          1.09     $          1.07    $          0.95    $          1.07
              Phoenix Investor's Edge(R) Option 3   $           -       $           -      $           -      $           -
              Phoenix Investor's Edge(R) Option 4   $           -       $           -      $           -      $           -
              Phoenix Spectrum Edge(R) Option 1     $          1.13     $          1.08    $          0.99    $          1.13
              Phoenix Spectrum Edge(R) Option 2     $          1.12     $          1.08    $          0.99    $          1.13
              Phoenix Spectrum Edge(R) Option 3     $          1.11     $           -      $           -      $           -
              Phoenix Spectrum Edge(R) Option 4     $           -       $           -      $           -      $           -
              Retirement Planner's Edge             $          0.99     $          1.08    $          0.86    $           -
              Templeton Investment Plus             $           -       $           -      $           -      $           -
              The Big Edge Choice(R)--NY            $          0.99     $          1.08    $          0.87    $          0.68
              The Big Edge Plus(R)                  $          0.94     $          1.08    $          0.90    $          0.68
              The Phoenix Edge(R)--VA NY Option 1   $          1.02     $          1.08    $          0.88    $          0.87
              The Phoenix Edge(R)--VA NY Option 2   $          0.95     $          1.08    $          0.87    $          0.96





                       See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005
                                   (CONTINUED)



                                                    FEDERATED FUND      FEDERATED HIGH                         FIDELITY VIP
                                                       FOR U.S.        INCOME BOND FUND     FIDELITY VIP         GROWTH
                                                      GOVERNMENT        II - PRIMARY      CONTRAFUND(R) -    OPPORTUNITIES -
                                                    SECURITIES II           SHARES         SERVICE CLASS      SERVICE CLASS
                                                      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Assets:
      Investments at fair value                     $    19,120,758     $     5,707,677    $    25,308,151    $     1,880,838
          Shares                                   {      1,683,165}   {        737,426}  {        818,240}  {        108,531}
          Cost                                     {$    19,052,978}   {$     5,802,086}  {$    19,087,168}  {$     1,601,401}

                                                   -----------------   -----------------  -----------------  -----------------
      Total Assets                                  $    19,120,758     $     5,707,677    $    25,308,151    $     1,880,838

Liabilities:
      Payable to Phoenix Life Insurance Company     $           680     $           203    $           891    $            67
                                                   -----------------   -----------------  -----------------  -----------------
                                                    $    19,120,078     $     5,707,474    $    25,307,260    $     1,880,771
                                                   =================   =================  =================  =================
Net Assets:
     Accumulation Units                             $    17,859,129     $     5,554,150    $    25,174,131    $     1,874,067
     Contracts in payout (annuitization period)     $     1,260,949     $       153,324    $       133,129    $         6,704
     Retained in PHLVIC Universal Life Separate
       Account by Phoenix Life Insurance Company    $           -       $           -      $           -      $           -

            Total Net Assets                        $    19,120,078         $ 5,707,474    $    25,307,260    $     1,880,771
                                                   =================   =================  =================  =================

                                                   =================   =================  =================  =================
            Units Outstanding                            15,805,651           4,605,373         20,608,776          2,134,344
                                                   =================   =================  =================  =================

            Unit Value
              Asset Manager Option 1                $          1.09     $           -      $           -      $           -
              Asset Manager Option 2                $           -       $           -      $           -      $           -
              Big Edge                              $          1.32     $          1.27    $          1.22    $          0.82
              Freedom Edge(R)                       $           -       $           -      $          1.47    $           -
              Group Strategic Edge(R)               $          1.29     $          1.21    $          1.19    $          0.79
              Phoenix Dimensions(SM) Option 1       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 2       $          1.00     $           -      $           -      $          1.08
              Phoenix Dimensions(SM) Option 3       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 4       $           -       $           -      $           -      $           -
              Phoenix Income Choice(R)              $          1.16     $           -      $           -      $           -
              Phoenix Investor's Edge(R) Option 1   $          1.09     $          1.30    $          1.48    $          1.14
              Phoenix Investor's Edge(R) Option 2   $          1.09     $          1.29    $          1.47    $          1.14
              Phoenix Investor's Edge(R) Option 3   $           -       $           -      $           -      $           -
              Phoenix Investor's Edge(R) Option 4   $           -       $           -      $           -      $           -
              Phoenix Spectrum Edge(R) Option 1     $          1.11     $          1.34    $          1.49    $          1.15
              Phoenix Spectrum Edge(R) Option 2     $          1.11     $          1.33    $          1.48    $          1.15
              Phoenix Spectrum Edge(R) Option 3     $          1.10     $           -      $           -      $           -
              Phoenix Spectrum Edge(R) Option 4     $           -       $           -      $           -      $           -
              Retirement Planner's Edge             $          1.16     $          1.31    $          1.43    $          1.05
              Templeton Investment Plus             $           -       $           -      $           -      $           -
              The Big Edge Choice(R)--NY            $          1.30     $          1.20    $          1.19    $          0.83
              The Big Edge Plus(R)                  $          1.29     $          1.21    $          1.19    $          0.79
              The Phoenix Edge(R)--VA NY Option 1   $          1.18     $          1.34    $          1.41    $          0.96
              The Phoenix Edge(R)--VA NY Option 2   $          1.16     $          1.30    $          1.40    $          1.03





                       See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005
                                   (CONTINUED)



                                                      FIDELITY VIP                        LORD ABBETT BOND-     LORD ABBETT
                                                        GROWTH -       LAZARD RETIREMENT  DEBENTURE - CLASS     GROWTH AND
                                                     SERVICE CLASS        SMALL CAP              VC          INCOME - CLASS VC
                                                      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Assets:
      Investments at fair value                     $     5,721,933     $     5,321,224    $     5,941,269    $     9,841,533
          Shares                                   {        170,499}   {        326,255}  {        517,083}  {        376,205}
          Cost                                     {$     4,859,305}   {$     5,101,134}  {$     6,027,872}  {$     9,874,221}

                                                   -----------------   -----------------  -----------------  -----------------
      Total Assets                                  $     5,721,933     $     5,321,224    $     5,941,269    $     9,841,533

Liabilities:
      Payable to Phoenix Life Insurance Company     $           202     $           185    $           210    $           355
                                                   -----------------   -----------------  -----------------  -----------------
                                                    $     5,721,731     $     5,321,039    $     5,941,059    $     9,841,178
                                                   =================   =================  =================  =================
Net Assets:
     Accumulation Units                             $     5,587,112     $       658,895    $     3,284,908    $     9,810,865
     Contracts in payout (annuitization period)     $       134,619     $         4,602    $         6,094    $        30,313
     Retained in PHLVIC Universal Life Separate
       Account by Phoenix Life Insurance Company    $           -       $     4,657,542    $     2,650,057    $           -

            Total Net Assets                        $     5,721,731     $     5,321,039    $     5,941,059    $     9,841,178
                                                   =================   =================  =================  =================

                                                   =================   =================  =================  =================
            Units Outstanding                             7,833,436           4,868,453          5,816,836          9,386,809
                                                   =================   =================  =================  =================

            Unit Value
              Asset Manager Option 1                $           -       $           -      $           -      $           -
              Asset Manager Option 2                $           -       $           -      $           -      $           -
              Big Edge                              $          0.67     $          1.09    $          1.02    $          1.05
              Freedom Edge(R)                       $           -       $           -      $           -      $          1.05
              Group Strategic Edge(R)               $          0.66     $          1.09    $          1.02    $          1.05
              Phoenix Dimensions(SM) Option 1       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 2       $           -       $           -      $           -      $          1.05
              Phoenix Dimensions(SM) Option 3       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 4       $           -       $           -      $           -      $           -
              Phoenix Income Choice(R)              $           -       $           -      $          1.02    $           -
              Phoenix Investor's Edge(R) Option 1   $          0.97     $          1.09    $          1.02    $          1.05
              Phoenix Investor's Edge(R) Option 2   $          0.96     $          1.09    $          1.02    $          1.04
              Phoenix Investor's Edge(R) Option 3   $           -       $          -       $           -      $           -
              Phoenix Investor's Edge(R) Option 4   $           -       $          -       $           -      $           -
              Phoenix Spectrum Edge(R) Option 1     $          1.00     $          1.09    $          1.02    $          1.05
              Phoenix Spectrum Edge(R) Option 2     $          0.99     $          1.09    $          1.02    $          1.05
              Phoenix Spectrum Edge(R) Option 3     $          0.98     $           -      $           -      $          1.05
              Phoenix Spectrum Edge(R) Option 4     $           -       $           -      $           -      $           -
              Retirement Planner's Edge             $          0.88     $           -      $          1.02    $          1.05
              Templeton Investment Plus             $           -       $           -      $           -      $           -
              The Big Edge Choice(R)--NY            $          0.66     $          1.09    $          1.02    $          1.05
              The Big Edge Plus(R)                  $          0.66     $          1.09    $          1.02    $          1.05
              The Phoenix Edge(R)--VA NY Option 1   $          0.87     $           -      $          1.02    $          1.05
              The Phoenix Edge(R)--VA NY Option 2   $          0.76     $          1.09    $          1.02    $          1.05




                       See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005
                                   (CONTINUED)



                                                    LORD ABBETT MID-     MUTUAL SHARES
                                                   CAP VALUE - CLASS     SECURITIES -      PHOENIX MID-CAP   PHOENIX STRATEGIC
                                                          VC                CLASS 2            GROWTH             THEME
                                                      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Assets:
      Investments at fair value                     $     6,265,371     $    10,855,800    $     7,747,681    $    13,844,873
          Shares                                   {        297,078}   {        597,457}  {        599,248}  {      1,325,264}
          Cost                                     {$     5,946,028}   {$     8,823,010}  {$     7,648,358}  {$    13,970,929}

                                                   -----------------   -----------------  -----------------  -----------------
      Total Assets                                  $     6,265,371     $    10,855,800    $     7,747,681    $    13,844,873

Liabilities:
      Payable to Phoenix Life Insurance Company     $           220     $           381    $           269    $           479
                                                   -----------------   -----------------  -----------------  -----------------
                                                    $     6,265,151     $    10,855,419    $     7,747,412    $    13,844,394
                                                   =================   =================  =================  =================
Net Assets:
     Accumulation Units                             $     4,653,447     $    10,687,075    $     7,647,770    $    13,802,056
     Contracts in payout (annuitization period)     $         6,846     $       168,344    $        99,642    $        42,338
     Retained in PHLVIC Universal Life Separate
       Account by Phoenix Life Insurance Company    $     1,604,858     $             -    $           -      $           -

           Total Net Assets                         $     6,265,151     $    10,855,419    $     7,747,412    $    13,844,394
                                                   =================   =================  =================  =================

                                                   =================   =================  =================  =================
           Units Outstanding                              5,790,131           6,885,828          6,358,331          9,844,893
                                                   =================   =================  =================  =================

           Unit Value
              Asset Manager Option 1                $           -       $           -      $           -      $           -
              Asset Manager Option 2                $           -       $           -      $           -      $           -
              Big Edge                              $          1.08     $          1.34    $          1.21    $          1.60
              Freedom Edge(R)                       $           -       $          1.35    $           -      $           -
              Group Strategic Edge(R)               $          1.08     $          1.68    $          1.32    $          1.57
              Phoenix Dimensions(SM) Option 1       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 2       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 3       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 4       $           -       $           -      $           -      $           -
              Phoenix Income Choice(R)              $           -       $           -      $           -      $           -
              Phoenix Investor's Edge(R) Option 1   $          1.08     $          1.30    $          0.91    $           -
              Phoenix Investor's Edge(R) Option 2   $          1.08     $          1.29    $          0.91    $           -
              Phoenix Investor's Edge(R) Option 3   $           -       $           -      $           -      $           -
              Phoenix Investor's Edge(R) Option 4   $           -       $           -      $           -      $           -
              Phoenix Spectrum Edge(R) Option 1     $          1.08     $          1.31    $          0.96    $          0.98
              Phoenix Spectrum Edge(R) Option 2     $          1.08     $          1.31    $          0.95    $          0.97
              Phoenix Spectrum Edge(R) Option 3     $           -       $           -      $           -      $           -
              Phoenix Spectrum Edge(R) Option 4     $           -       $           -      $           -      $           -
              Retirement Planner's Edge             $          1.08     $          1.35    $          0.75    $          0.74
              Templeton Investment Plus             $           -       $           -      $           -      $           -
              The Big Edge Choice(R)--NY            $          1.08     $          1.64    $          1.25    $          1.16
              The Big Edge Plus(R)                  $          1.08     $          1.68    $          1.32    $          1.57
              The Phoenix Edge(R)--VA NY Option 1   $          1.09     $          1.31    $          0.83    $          0.63
              The Phoenix Edge(R)--VA NY Option 2   $          1.08     $          1.30    $          0.72    $          0.66




                       See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005
                                   (CONTINUED)



                                                                                           PHOENIX-ALGER          PHOENIX
                                                   PHOENIX-ABERDEEN       PHOENIX-AIM        SMALL-CAP       ALLIANCE/BERNSTEIN
                                                     INTERNATIONAL          GROWTH             GROWTH         ENHANCED INDEX
                                                      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Assets:
      Investments at fair value                     $    51,694,295     $     7,765,465    $     3,898,220    $    16,669,960
          Shares                                   {      3,618,169}   {      1,112,633}  {        249,652}  {      1,473,033}
          Cost                                     {$    39,255,925}   {$    10,964,559}  {$     2,951,617}  {$    14,909,916}

                                                   -----------------   -----------------  -----------------  -----------------
      Total Assets                                  $    51,694,295     $     7,765,465    $     3,898,220    $    16,669,960

Liabilities:
      Payable to Phoenix Life Insurance Company     $         1,780     $           271    $           135    $           818
                                                   -----------------   -----------------  -----------------  -----------------
                                                    $    51,692,515     $     7,765,194    $     3,898,085    $    16,669,142
                                                   =================   =================  =================  =================
Net Assets:
     Accumulation Units                             $    51,457,860     $     7,604,397    $     1,200,541    $     7,992,712
     Contracts in payout (annuitization period)     $       234,655     $       160,797    $        71,500    $     8,676,430
     Retained in PHLVIC Universal Life Separate
       Account by Phoenix Life Insurance Company    $           -       $           -      $     2,626,044    $           -

           Total Net Assets                         $    51,692,515     $     7,765,194    $     3,898,085    $    16,669,142
                                                   =================   =================  =================  =================

                                                   =================   =================  =================  =================
           Units Outstanding                             21,107,744          11,564,089          2,227,537         15,857,079
                                                   =================   =================  =================  =================

           Unit Value
              Asset Manager Option 1                $           -       $           -      $           -      $           -
              Asset Manager Option 2                $           -       $           -      $           -      $           -
              Big Edge                              $          2.82     $          0.63    $          1.77    $          1.26
              Freedom Edge(R)                       $           -       $          1.16    $           -      $           -
              Group Strategic Edge(R)               $          2.71     $          0.65    $          1.75    $          1.27
              Phoenix Dimensions(SM) Option 1       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 2       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 3       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 4       $           -       $           -      $           -      $           -
              Phoenix Income Choice(R)              $           -       $           -      $           -      $           -
              Phoenix Income Choice(R) with GPAF    $           -       $           -      $           -      $          0.94
              Phoenix Investor's Edge(R) Option 1   $          1.58     $          0.94    $          1.73    $          1.05
              Phoenix Investor's Edge(R) Option 2   $          1.57     $          0.94    $          1.72    $          1.05
              Phoenix Investor's Edge(R) Option 3   $           -       $           -      $           -      $           -
              Phoenix Investor's Edge(R) Option 4   $           -       $           -      $           -      $           -
              Phoenix Spectrum Edge(R) Option 1     $          1.58     $          0.97    $          1.76    $          1.07
              Phoenix Spectrum Edge(R) Option 2     $          1.57     $          0.97    $          1.75    $          1.06
              Phoenix Spectrum Edge(R) Option 3     $           -       $          0.96    $           -      $           -
              Phoenix Spectrum Edge(R) Option 4     $           -       $           -      $           -      $           -
              Retirement Planner's Edge             $          1.39     $          0.81    $          1.74    $          0.98
              Templeton Investment Plus             $           -       $           -      $           -      $           -
              The Big Edge Choice(R)--NY            $          1.23     $          0.63    $          1.74    $          1.02
              The Big Edge Plus(R)                  $          2.71     $          0.65    $          1.75    $          1.27
              The Phoenix Edge(R)--VA NY Option 1   $          1.17     $          0.76    $           -      $          1.06
              The Phoenix Edge(R)--VA NY Option 2   $          1.24     $          0.86    $          1.75    $          0.87




                       See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005
                                   (CONTINUED)



                                                     PHOENIX-DUFF &
                                                  PHELPS REAL ESTATE   PHOENIX-ENGEMANN   PHOENIX-ENGEMANN   PHOENIX-ENGEMANN
                                                      SECURITIES        CAPITAL GROWTH    GROWTH AND INCOME  SMALL-CAP GROWTH
                                                      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Assets:
      Investments at fair value                     $    23,691,150     $   185,524,285    $    17,068,100    $     3,156,486
          Shares                                   {        834,636}   {     12,562,009}  {      1,363,388}  {        406,297}
          Cost                                     {$    12,117,964}   {$   185,784,799}  {$    14,629,832}  {$     3,450,326}

                                                   -----------------   -----------------  -----------------  -----------------
      Total Assets                                  $    23,691,150     $   185,524,285    $    17,068,100    $     3,156,486

Liabilities:
      Payable to Phoenix Life Insurance Company     $           821     $         6,324    $           607    $           111
                                                   -----------------   -----------------  -----------------  -----------------
                                                    $    23,690,329     $   185,517,961    $    17,067,493    $     3,156,375
                                                   =================   =================  =================  =================
Net Assets:
     Accumulation Units                             $    23,492,299     $   184,252,804    $    16,996,765    $     3,132,117
     Contracts in payout (annuitization period)     $       198,030     $     1,265,157    $        70,728    $        24,258
     Retained in PHLVIC Universal Life Separate
       Account by Phoenix Life Insurance Company    $           -       $           -      $           -      $           -

           Total Net Assets                         $    23,690,329     $   185,517,961    $    17,067,493    $     3,156,375
                                                   =================   =================  =================  =================

                                                   =================   =================  =================  =================
           Units Outstanding                              6,200,644          30,572,723         14,300,430          4,050,492
                                                   =================   =================  =================  =================

           Unit Value
              Asset Manager Option 1                $           -       $           -      $           -      $           -
              Asset Manager Option 2                $           -       $           -      $           -      $           -
              Big Edge                              $          4.70     $          9.58    $          1.28    $          0.66
              Freedom Edge(R)                       $           -       $           -      $          1.25    $           -
              Group Strategic Edge(R)               $          4.63     $          9.14    $          1.25    $          0.73
              Phoenix Dimensions(SM) Option 1       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 2       $          1.10     $           -      $          1.03    $           -
              Phoenix Dimensions(SM) Option 3       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 4       $           -       $           -      $           -      $           -
              Phoenix Income Choice(R)              $           -       $           -      $           -      $           -
              Phoenix Investor's Edge(R) Option 1   $          2.24     $          1.00    $          1.09    $          1.26
              Phoenix Investor's Edge(R) Option 2   $          2.23     $          0.99    $          1.09    $          1.25
              Phoenix Investor's Edge(R) Option 3   $           -       $           -      $           -      $           -
              Phoenix Investor's Edge(R) Option 4   $           -       $           -      $           -      $           -
              Phoenix Spectrum Edge(R) Option 1     $          2.24     $          1.05    $          1.11    $          1.33
              Phoenix Spectrum Edge(R) Option 2     $          2.22     $          1.04    $          1.10    $          1.32
              Phoenix Spectrum Edge(R) Option 3     $           -       $           -      $          1.10    $           -
              Phoenix Spectrum Edge(R) Option 4     $           -       $           -      $           -      $           -
              Retirement Planner's Edge             $          2.34     $           -      $          1.03    $          1.05
              Templeton Investment Plus             $           -       $           -      $           -      $           -
              The Big Edge Choice(R)--NY            $          2.71     $          0.74    $          1.17    $          0.65
              The Big Edge Plus(R)                  $          4.63     $          9.14    $          1.25    $          0.73
              The Phoenix Edge(R)--VA NY Option 1   $          2.55     $          0.63    $          0.97    $          0.83
              The Phoenix Edge(R)--VA NY Option 2   $          2.47     $          0.69    $          0.98    $          0.81




                       See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005
                                   (CONTINUED)



                                                    PHOENIX-ENGEMANN                                          PHOENIX-GOODWIN
                                                       STRATEGIC        PHOENIX-ENGEMANN   PHOENIX-GOODWIN      MULTI-SECTOR
                                                      ALLOCATION         VALUE EQUITY       MONEY MARKET        FIXED INCOME
                                                      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Assets:

      Investments at fair value                     $   183,945,136     $    14,270,290    $    27,443,468    $    46,693,221
          Shares                                   {     13,352,290}   {      1,038,952}  {      2,744,347}  {      5,109,700}
          Cost                                     {$   170,118,404}   {$    12,677,048}  {$    27,443,468}  {$    48,976,425}
      Dividends receivable                          $           -       $           -      $         2,768    $           -

                                                   -----------------   -----------------  -----------------  -----------------
      Total Assets                                  $   183,945,136     $    14,270,290    $    27,446,236    $    46,693,221

Liabilities:
      Payable to Phoenix Life Insurance Company     $         6,151     $           486    $         1,079    $         1,596
                                                   -----------------   -----------------  -----------------  -----------------
                                                    $   183,938,985     $    14,269,804    $    27,445,157    $    46,691,625
                                                   =================   =================  =================  =================
Net Assets:
     Accumulation Units                             $   182,542,185     $    13,881,357    $    26,928,121    $    45,875,190
     Contracts in payout (annuitization period)     $     1,396,800     $       388,447    $       517,036    $       816,435
     Retained in PHLVIC Universal Life Separate
       Account by Phoenix Life Insurance Company    $           -       $           -      $           -      $           -

           Total Net Assets                         $   183,938,985     $    14,269,804    $    27,445,157    $    46,691,625
                                                   =================   =================  =================  =================

                                                   =================   =================  =================  =================
           Units Outstanding                             33,852,044          10,385,194         16,027,280         12,812,298
                                                   =================   =================  =================  =================

           Unit Value
              Asset Manager Option 1                $           -       $           -      $            -     $           -
              Asset Manager Option 2                $           -       $           -      $           -      $           -
              Big Edge                              $          6.70     $          1.50    $          2.62    $          5.97
              Freedom Edge(R)                       $           -       $           -      $           -      $           -
              Group Strategic Edge(R)               $          6.39     $          1.56    $          2.50    $          5.70
              Phoenix Dimensions(SM) Option 1       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 2       $           -       $           -      $          1.01    $          1.01
              Phoenix Dimensions(SM) Option 3       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 4       $           -       $           -      $           -      $           -
              Phoenix Income Choice(R)              $           -       $           -      $          1.01    $          1.33
              Phoenix Income Choice(R) with GPAF    $           -       $           -      $          0.97    $           -
              Phoenix Investor's Edge(R) Option 1   $          1.11     $          1.12    $          0.99    $          1.27
              Phoenix Investor's Edge(R) Option 2   $          1.11     $          1.11    $          0.98    $          1.27
              Phoenix Investor's Edge(R) Option 3   $           -       $           -      $           -      $           -
              Phoenix Investor's Edge(R) Option 4   $           -       $           -      $           -      $           -
              Phoenix Spectrum Edge(R) Option 1     $          1.14     $          1.13    $          1.01    $          1.30
              Phoenix Spectrum Edge(R) Option 2     $          1.13     $          1.12    $          1.00    $          1.29
              Phoenix Spectrum Edge(R) Option 3     $          1.13     $           -      $           -      $           -
              Phoenix Spectrum Edge(R) Option 4     $           -       $           -      $           -      $           -
              Retirement Planner's Edge             $          1.10     $          0.93    $          1.01    $          1.32
              Templeton Investment Plus             $           -       $           -      $          1.58    $           -
              The Big Edge Choice(R)--NY            $          1.35     $          1.53    $          1.13    $          1.38
              The Big Edge Plus(R)                  $          6.39     $          1.56    $          2.50    $          5.70
              The Phoenix Edge(R)--VA NY Option 1   $          1.19     $          0.93    $          1.04    $          1.35
              The Phoenix Edge(R)--VA NY Option 2   $          1.15     $          0.92    $          1.02    $          1.31




                       See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005
                                   (CONTINUED)



                                                    PHOENIX-GOODWIN                         PHOENIX-KAYNE     PHOENIX-LAZARD
                                                     MULTI-SECTOR        PHOENIX-KAYNE        SMALL-CAP        INTERNATIONAL
                                                    SHORT TERM BOND    RISING DIVIDENDS     QUALITY VALUE      EQUITY SELECT
                                                      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Assets:
      Investments at fair value                     $     3,411,489     $     2,365,014    $     2,627,756    $     7,353,512
          Shares                                   {        343,730}   {        207,010}  {        172,082}  {        488,884}
          Cost                                     {$     3,442,858}   {$     2,233,708}  {$     2,145,194}  {$     6,335,357}

                                                   -----------------   -----------------  -----------------  -----------------
      Total Assets                                  $     3,411,489     $     2,365,014    $     2,627,756    $     7,353,512

Liabilities:
      Payable to Phoenix Life Insurance Company     $           129     $            84    $            91    $           268
                                                   -----------------   -----------------  -----------------  -----------------
                                                    $     3,411,360     $     2,364,930    $     2,627,665    $     7,353,244
                                                   =================   =================  =================  =================
Net Assets:
     Accumulation Units                             $     3,411,360     $     1,790,294    $     1,825,023    $     7,348,795
     Contracts in payout (annuitization period)     $           -       $           -      $         4,381    $         4,449
     Retained in PHLVIC Universal Life Separate
       Account by Phoenix Life Insurance Company    $           -       $       574,636    $       798,261    $           -

           Total Net Assets                         $     3,411,360     $     2,364,930    $     2,627,665    $     7,353,244
                                                   =================   =================  =================  =================

                                                   =================   =================  =================  =================
           Units Outstanding                              3,250,060           2,060,847          1,646,564          4,914,535
                                                   =================   =================  =================  =================

           Unit Value
              Asset Manager Option 1                $           -       $           -      $           -      $           -
              Asset Manager Option 2                $           -       $           -      $           -      $           -
              Big Edge                              $          1.05     $          1.16    $          1.61    $          1.51
              Freedom Edge(R)                       $           -       $          1.09    $           -      $           -
              Group Strategic Edge(R)               $          1.05     $          1.15    $          1.60    $          1.50
              Phoenix Dimensions(SM) Option 1       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 2       $           -       $           -      $           -      $          1.09
              Phoenix Dimensions(SM) Option 3       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 4       $           -       $           -      $           -      $           -
              Phoenix Income Choice(R)              $           -       $           -      $           -      $           -
              Phoenix Investor's Edge(R) Option 1   $          1.05     $          1.13    $          1.57    $          1.48
              Phoenix Investor's Edge(R) Option 2   $          1.05     $          1.13    $          1.57    $          1.47
              Phoenix Investor's Edge(R) Option 3   $           -       $           -      $           -      $           -
              Phoenix Investor's Edge(R) Option 4   $           -       $           -      $           -      $           -
              Phoenix Spectrum Edge(R) Option 1     $          1.07     $          1.16    $          1.60    $          1.51
              Phoenix Spectrum Edge(R) Option 2     $          1.06     $          1.15    $          1.60    $          1.50
              Phoenix Spectrum Edge(R) Option 3     $           -       $           -      $           -      $          1.49
              Phoenix Spectrum Edge(R) Option 4     $           -       $           -      $           -      $           -
              Retirement Planner's Edge             $           -       $          1.14    $           -      $          1.49
              Templeton Investment Plus             $           -       $           -      $           -      $           -
              The Big Edge Choice(R)--NY            $          1.04     $          1.14    $          1.59    $          1.49
              The Big Edge Plus(R)                  $          1.05     $          1.15    $          1.60    $          1.50
              The Phoenix Edge(R)--VA NY Option 1   $          1.07     $          1.16    $          1.62    $          1.52
              The Phoenix Edge(R)--VA NY Option 2   $          1.06     $          1.15    $          1.60    $          1.50




                       See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005
                                   (CONTINUED)



                                                                        PHOENIX-NORTHERN   PHOENIX-SANDFORD   PHOENIX-SANDFORD
                                                    PHOENIX-NORTHERN       NASDAQ-100      BERNSTEIN MID-CAP      BERNSTEIN
                                                        DOW 30              INDEX(R)            VALUE         SMALL-CAP VALUE
                                                      SUBACCOUNT           SUBACCOUNT        SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Assets:
      Investments at fair value                     $     5,010,319     $     4,018,603    $    21,291,193    $    11,483,284
          Shares                                   {        542,032}   {        922,216}  {      1,519,157}  {        674,680}
          Cost                                     {$     5,173,200}   {$     6,627,072}  {$    16,073,848}  {$     8,312,094}

                                                   -----------------   -----------------  -----------------  -----------------
      Total Assets                                  $     5,010,319     $     4,018,603    $    21,291,193    $    11,483,284

Liabilities:
      Payable to Phoenix Life Insurance Company     $           176     $           138    $           736    $           398
                                                   -----------------   -----------------  -----------------  -----------------
                                                    $     5,010,143     $     4,018,465    $    21,290,457    $    11,482,886
                                                   =================   =================  =================  =================
Net Assets:
     Accumulation Units                             $     4,928,263     $     4,011,835    $    20,906,789    $    11,340,037
     Contracts in payout (annuitization period)     $        81,880     $         6,630    $       383,668    $       142,849
     Retained in PHLVIC Universal Life Separate
       Account by Phoenix Life Insurance Company    $           -       $           -      $           -      $           -

           Total Net Assets                         $     5,010,143     $     4,018,465    $    21,290,457    $    11,482,886
                                                   =================   =================  =================  =================

                                                   =================   =================  =================  =================
           Units Outstanding                              5,099,570           8,333,565         12,353,320          6,028,294
                                                   =================   =================  =================  =================

           Unit Value
              Asset Manager Option 1                $           -       $           -      $           -      $           -
              Asset Manager Option 2                $           -       $           -      $           -      $           -
              Big Edge                              $          1.03     $          0.42    $          1.73    $          1.81
              Freedom Edge(R)                       $           -       $           -      $           -      $          1.57
              Group Strategic Edge(R)               $          0.96     $          0.41    $          1.73    $          2.00
              Phoenix Dimensions(SM) Option 1       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 2       $           -       $           -      $          1.06    $           -
              Phoenix Dimensions(SM) Option 3       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 4       $           -       $           -      $           -      $           -
              Phoenix Income Choice(R)              $           -       $           -      $           -      $           -
              Phoenix Investor's Edge(R) Option 1   $          1.08     $          1.00    $          1.54    $          1.61
              Phoenix Investor's Edge(R) Option 2   $          1.07     $          0.99    $          1.53    $          1.60
              Phoenix Investor's Edge(R) Option 3   $           -       $           -      $           -      $           -
              Phoenix Investor's Edge(R) Option 4   $           -       $           -      $           -      $           -
              Phoenix Spectrum Edge(R) Option 1     $          1.05     $          1.09    $          1.51    $          1.58
              Phoenix Spectrum Edge(R) Option 2     $          1.05     $          1.08    $          1.50    $          1.57
              Phoenix Spectrum Edge(R) Option 3     $           -       $           -      $           -      $           -
              Phoenix Spectrum Edge(R) Option 4     $           -       $           -      $           -      $           -
              Retirement Planner's Edge             $          1.01     $           -      $          1.95    $          1.73
              Templeton Investment Plus             $           -       $           -      $           -      $           -
              The Big Edge Choice(R)--NY            $          1.06     $          0.37    $          1.73    $          1.75
              The Big Edge Plus(R)                  $          0.96     $          0.41    $          1.73    $          2.00
              The Phoenix Edge(R)--VA NY Option 1   $          1.01     $          1.03    $          2.02    $          1.91
              The Phoenix Edge(R)--VA NY Option 2   $          1.00     $          0.88    $          1.87    $          1.93




                       See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005
                                   (CONTINUED)



                                                                                           RYDEX VARIABLE      SCUDDER VIT
                                                    RYDEX VARIABLE      RYDEX VARIABLE     TRUST SECTOR        EQUITY 500
                                                      TRUST JUNO          TRUST NOVA         ROTATION         INDEX - CLASS A
                                                      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Assets:
      Investments at fair value                     $     1,712,537     $        76,137    $     1,131,538    $     8,488,861
          Shares                                   {         82,334}   {          8,895}  {         89,168}  {        647,510}
          Cost                                     {$     2,020,895}   {$        67,413}  {$        944,08}  {$     6,861,561}

                                                   -----------------   -----------------  -----------------  -----------------
      Total Assets                                  $     1,712,537     $        76,137    $     1,131,538    $     8,488,861

Liabilities:
      Payable to Phoenix Life Insurance Company     $            80     $             3    $            39    $           303
                                                   -----------------   -----------------  -----------------  -----------------
                                                    $     1,712,457     $        76,134    $     1,131,499    $     8,488,558
                                                   =================   =================  =================  =================
Net Assets:
     Accumulation Units                             $     1,712,457     $        76,134    $     1,129,314    $     8,471,051
     Contracts in payout (annuitization period)     $           -       $           -      $         2,185    $        17,507
     Retained in PHLVIC Universal Life Separate
       Account by Phoenix Life Insurance Company    $           -       $           -      $           -      $           -

           Total Net Assets                         $     1,712,457     $        76,134    $     1,131,499    $     8,488,558
                                                   =================   =================  =================  =================

                                                   =================   =================  =================  =================
           Units Outstanding                              1,995,823              54,519            799,924          7,370,704
                                                   =================   =================  =================  =================

           Unit Value
              Asset Manager Option 1                $           -       $           -      $           -      $           -
              Asset Manager Option 2                $           -       $           -      $           -      $           -
              Big Edge                              $           -       $           -      $          1.42    $          1.18
              Freedom Edge(R)                       $           -       $           -      $           -      $           -
              Group Strategic Edge(R)               $           -       $           -      $          1.42    $          1.17
              Phoenix Dimensions(SM) Option 1       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 2       $           -       $           -      $           -      $          1.04
              Phoenix Dimensions(SM) Option 3       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 4       $           -       $           -      $           -      $           -
              Phoenix Income Choice(R)              $           -       $           -      $           -      $           -
              Phoenix Income Choice(R) with GPAF    $           -       $           -      $           -      $           -
              Phoenix Investor's Edge(R) Option 1   $          0.86     $          1.40    $          1.40    $          1.10
              Phoenix Investor's Edge(R) Option 2   $          0.86     $          1.39    $          1.40    $          1.10
              Phoenix Investor's Edge(R) Option 3   $           -       $           -      $           -      $           -
              Phoenix Investor's Edge(R) Option 4   $           -       $           -      $           -      $           -
              Phoenix Spectrum Edge(R) Option 1     $          0.87     $          1.42    $          1.42    $          1.12
              Phoenix Spectrum Edge(R) Option 2     $          0.87     $           -      $          1.42    $          1.11
              Phoenix Spectrum Edge(R) Option 3     $           -       $           -      $           -      $           -
              Phoenix Spectrum Edge(R) Option 4     $           -       $           -      $           -      $           -
              Retirement Planner's Edge             $           -       $           -      $           -      $          1.16
              Templeton Investment Plus             $           -       $           -      $           -      $           -
              The Big Edge Choice(R)--NY            $           -       $           -      $          1.41    $          1.16
              The Big Edge Plus(R)                  $           -       $           -      $          1.42    $          1.17
              The Phoenix Edge(R)--VA NY Option 1   $           -       $           -      $          1.43    $          1.18
              The Phoenix Edge(R)--VA NY Option 2   $          0.87     $           -      $          1.42    $          1.17





                       See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005
                                   (CONTINUED)



                                                                           TEMPLETON          TEMPLETON
                                                                       DEVELOPING MARKETS DEVELOPING MARKETS TEMPLETON FOREIGN
                                                     TECHNOLOGY -         SECURITIES -       SECURITIES -       SECURITIES -
                                                      CLASS I               CLASS 1            CLASS 2            CLASS 1
                                                      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Assets:
      Investments at fair value                     $     2,615,873     $       986,605    $     1,955,339    $    24,800,690
          Shares                                   {        730,691}   {         89,773}  {        179,389}  {      1,565,700}
          Cost                                     {$     8,977,741}   {$       590,144}  {$     1,683,127}  {$    15,947,787}

                                                   -----------------   -----------------  -----------------  -----------------
      Total Assets                                  $     2,615,873     $       986,605    $     1,955,339    $    24,800,690

Liabilities:
      Payable to Phoenix Life Insurance Company     $            91     $            37    $            64    $           940
                                                   -----------------   -----------------  -----------------  -----------------
                                                    $     2,615,782     $       986,568    $     1,955,275    $    24,799,750
                                                   =================   =================  =================  =================
Net Assets:
     Accumulation Units                             $     2,607,615     $       986,568    $     1,946,037    $    24,786,500
     Contracts in payout (annuitization period)     $         8,167     $           -      $         9,238    $        13,250
     Retained in PHLVIC Universal Life Separate
       Account by Phoenix Life Insurance Company    $           -       $           -      $           -      $           -

           Total Net Assets                         $     2,615,782     $       986,568    $     1,955,275    $    24,799,750
                                                   =================   =================  =================  =================

                                                   =================   =================  =================  =================
           Units Outstanding                              8,523,514             835,938          1,627,321          8,549,238
                                                   =================   =================  =================  =================

           Unit Value
              Asset Manager Option 1                $           -       $           -      $           -      $           -
              Asset Manager Option 2                $           -       $           -      $           -      $           -
              Big Edge                              $          0.28     $           -      $          1.14    $           -
              Freedom Edge(R)                       $           -       $           -      $           -      $           -
              Group Strategic Edge(R)               $          0.29     $           -      $          1.11    $           -
              Phoenix Dimensions(SM) Option 1       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 2       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 3       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 4       $           -       $           -      $           -      $           -
              Phoenix Income Choice(R)              $           -       $           -      $           -      $           -
              Phoenix Investor's Edge(R) Option 1   $          0.72     $           -      $           -      $           -
              Phoenix Investor's Edge(R) Option 2   $          0.72     $           -      $           -      $           -
              Phoenix Investor's Edge(R) Option 3   $           -       $           -      $           -      $           -
              Phoenix Investor's Edge(R) Option 4   $           -       $           -      $           -      $           -
              Phoenix Spectrum Edge(R) Option 1     $          0.83     $           -      $           -      $           -
              Phoenix Spectrum Edge(R) Option 2     $          0.82     $           -      $           -      $           -
              Phoenix Spectrum Edge(R) Option 3     $           -       $           -      $           -      $           -
              Phoenix Spectrum Edge(R) Option 4     $           -       $           -      $           -      $           -
              Retirement Planner's Edge             $          0.62     $           -      $           -      $           -
              Templeton Investment Plus             $           -       $          1.18    $           -      $          2.90
              The Big Edge Choice(R)--NY            $          0.27     $           -      $          2.49    $           -
              The Big Edge Plus(R)                  $          0.29     $           -      $          1.11    $           -
              The Phoenix Edge(R)--VA NY Option 1   $          0.34     $           -      $          2.28    $           -
              The Phoenix Edge(R)--VA NY Option 2   $          0.48     $           -      $          2.18    $           -




                       See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005
                                   (CONTINUED)



                                                   TEMPLETON FOREIGN   TEMPLETON GLOBAL   TEMPLETON GLOBAL   TEMPLETON GLOBAL
                                                      SECURITIES -     ASSET ALLOCATION   ASSET ALLOCATION   INCOME SECURITIES -
                                                        CLASS 2             CLASS 1            CLASS 2            CLASS 1
                                                      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Assets:
      Investments at fair value                     $     7,805,077     $    40,154,074    $     2,354,549    $     4,926,072
          Shares                                   {        499,685}   {      1,906,651}  {        112,766}  {        343,041}
          Cost                                     {$     8,980,404}   {$    21,089,598}  {$     2,468,563}  {$     3,735,338}

                                                   -----------------   -----------------  -----------------  -----------------
      Total Assets                                  $     7,805,077     $    40,154,074    $     2,354,549    $     4,926,072

Liabilities:
      Payable to Phoenix Life Insurance Company     $           276     $         1,522    $            81    $           187
                                                   -----------------   -----------------  -----------------  -----------------
                                                    $     7,804,801     $    40,152,552    $     2,354,468    $     4,925,885
                                                   =================   =================  =================  =================
Net Assets:
     Accumulation Units                             $     7,767,953     $    39,778,423    $     2,316,966    $     4,842,922
     Contracts in payout (annuitization period)     $        36,848     $       374,129    $        37,502    $        82,963
     Retained in PHLVIC Universal Life Separate
       Account by Phoenix Life Insurance Company    $           -       $           -      $           -      $           -

           Total Net Assets                         $     7,804,801     $    40,152,552    $     2,354,468    $     4,925,885
                                                   =================   =================  =================  =================

                                                   =================   =================  =================  =================
           Units Outstanding                              5,476,897           9,443,696          1,388,354          1,793,669
                                                   =================   =================  =================  =================

           Unit Value
              Asset Manager Option 1                $           -       $           -      $           -      $           -
              Asset Manager Option 2                $           -       $           -      $           -      $           -
              Big Edge                              $          1.39     $           -      $          1.69    $           -
              Freedom Edge(R)                       $           -       $           -      $           -      $           -
              Group Strategic Edge(R)               $          1.51     $           -      $          1.72    $           -
              Phoenix Dimensions(SM) Option 1       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 2       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 3       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 4       $           -       $           -      $           -      $           -
              Phoenix Income Choice(R)              $           -       $           -      $           -      $           -
              Phoenix Investor's Edge(R) Option 1   $          1.38     $           -      $           -      $           -
              Phoenix Investor's Edge(R) Option 2   $          1.37     $           -      $           -      $           -
              Phoenix Investor's Edge(R) Option 3   $           -       $           -      $           -      $           -
              Phoenix Investor's Edge(R) Option 4   $           -       $           -      $           -      $           -
              Phoenix Spectrum Edge(R) Option 1     $          1.39     $           -      $           -      $           -
              Phoenix Spectrum Edge(R) Option 2     $          1.38     $           -      $           -      $           -
              Phoenix Spectrum Edge(R) Option 3     $           -       $           -      $           -      $           -
              Phoenix Spectrum Edge(R) Option 4     $           -       $           -      $           -      $           -
              Retirement Planner's Edge             $          1.21     $           -      $           -      $           -
              Templeton Investment Plus             $           -       $          4.25    $           -      $          2.75
              The Big Edge Choice(R)--NY            $          1.21     $           -      $          1.52    $           -
              The Big Edge Plus(R)                  $          1.51     $           -      $          1.72    $           -
              The Phoenix Edge(R)--VA NY Option 1   $          1.27     $           -      $          1.32    $           -
              The Phoenix Edge(R)--VA NY Option 2   $          1.14     $           -      $          1.38    $           -




                       See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005
                                   (CONTINUED)



                                                    TEMPLETON GROWTH    TEMPLETON GROWTH       WANGER             WANGER
                                                      SECURITIES -        SECURITIES -      INTERNATIONAL      INTERNATIONAL
                                                        CLASS 1             CLASS 2            SELECT           SMALL  CAP
                                                      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Assets:
      Investments at fair value                     $    89,058,285     $    11,040,153    $     5,880,146    $    61,177,080
          Shares                                   {      6,370,407}   {        799,432}  {        299,549}  {      1,997,293}
          Cost                                     {$    82,414,483}   {$     9,754,957}  {$     4,895,490}  {$    30,595,285}

                                                   -----------------   -----------------  -----------------  -----------------
      Total Assets                                  $    89,058,285     $    11,040,153    $     5,880,146    $    61,177,080

Liabilities:
      Payable to Phoenix Life Insurance Company     $         3,374     $           385    $           204    $         2,102
                                                   -----------------   -----------------  -----------------  -----------------
                                                    $    89,054,911     $    11,039,768    $     5,879,942    $    61,174,978
                                                   =================   =================  =================  =================
Net Assets:
     Accumulation Units                             $    88,281,854     $    10,916,853    $     5,813,784    $    61,040,606
     Contracts in payout (annuitization period)     $       773,057     $       122,915    $        66,158    $       134,372
     Retained in PHLVIC Universal Life Separate
       Account by Phoenix Life Insurance Company    $           -       $           -      $           -      $           -

           Total Net Assets                         $    89,054,911     $    11,039,768    $     5,879,942    $    61,174,978
                                                   =================   =================  =================  =================

                                                   =================   =================  =================  =================
           Units Outstanding                             18,989,281           6,451,757          2,933,370         14,620,406
                                                   =================   =================  =================  =================

           Unit Value
              Asset Manager Option 1                $           -       $           -      $           -      $           -
              Asset Manager Option 2                $           -       $           -      $           -      $           -
              Big Edge                              $           -       $          1.84    $          1.20    $          4.43
              Freedom Edge(R)                       $           -       $          1.41    $           -      $           -
              Group Strategic Edge(R)               $           -       $          1.80    $          2.11    $          4.66
              Phoenix Dimensions(SM) Option 1       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 2       $           -       $           -      $           -      $          1.17
              Phoenix Dimensions(SM) Option 3       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 4       $           -       $           -      $           -      $           -
              Phoenix Income Choice(R)              $           -       $           -      $           -      $           -
              Phoenix Investor's Edge(R) Option 1   $           -       $          1.31    $          1.69    $          1.93
              Phoenix Investor's Edge(R) Option 2   $           -       $          1.30    $          1.68    $          1.92
              Phoenix Investor's Edge(R) Option 3   $           -       $           -      $           -      $           -
              Phoenix Investor's Edge(R) Option 4   $           -       $           -      $           -      $           -
              Phoenix Spectrum Edge(R) Option 1     $           -       $          1.31    $          1.76    $          2.00
              Phoenix Spectrum Edge(R) Option 2     $           -       $          1.30    $          1.75    $          1.99
              Phoenix Spectrum Edge(R) Option 3     $           -       $           -      $           -      $          1.98
              Phoenix Spectrum Edge(R) Option 4     $           -       $           -      $           -      $           -
              Retirement Planner's Edge             $           -       $          1.27    $          1.41    $          1.63
              Templeton Investment Plus             $          4.69     $           -      $           -      $           -
              The Big Edge Choice(R)--NY            $           -       $          1.51    $          2.12    $          2.53
              The Big Edge Plus(R)                  $           -       $          1.80    $          2.11    $          4.66
              The Phoenix Edge(R)--VA NY Option 1   $           -       $          1.33    $          1.50    $          1.49
              The Phoenix Edge(R)--VA NY Option 2   $           -       $          1.27    $          1.49    $          1.52




                       See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005
                                   (CONTINUED)



                                                                          WANGER U.S.
                                                        WANGER             SMALLER
                                                        SELECT            COMPANIES
                                                      SUBACCOUNT          SUBACCOUNT
                                                   -----------------   -----------------
Assets:
      Investments at fair value                     $     7,538,549     $    88,823,481
          Shares                                   {        332,681}   {      2,545,085}
          Cost                                     {$     4,418,651}   {$    33,342,460}

                                                   -----------------   -----------------
      Total Assets                                  $     7,538,549     $    88,823,481

Liabilities:
      Payable to Phoenix Life Insurance Company     $           260     $         3,071
                                                   -----------------   -----------------
                                                    $     7,538,289     $    88,820,410
                                                   =================   =================
Net Assets:
     Accumulation Units                             $     7,489,509     $    88,584,414
     Contracts in payout (annuitization period)     $        48,780     $       235,996
     Retained in PHLVIC Universal Life Separate
       Account by Phoenix Life Insurance Company    $           -       $           -

           Total Net Assets                         $     7,538,289     $    88,820,410
                                                   =================   =================

                                                   =================   =================
           Units Outstanding                              3,367,906          24,888,310
                                                   =================   =================

           Unit Value
              Asset Manager Option 1                $           -       $           -
              Asset Manager Option 2                $           -       $           -
              Big Edge                              $          1.94     $          4.34
              Freedom Edge(R)                       $           -       $          1.46
              Group Strategic Edge(R)               $          2.34     $          4.22
              Phoenix Dimensions(SM) Option 1       $           -       $           -
              Phoenix Dimensions(SM) Option 2       $           -       $           -
              Phoenix Dimensions(SM) Option 3       $           -       $           -
              Phoenix Dimensions(SM) Option 4       $           -       $           -
              Phoenix Income Choice(R)              $           -       $           -
              Phoenix Investor's Edge(R) Option 1   $          1.51     $          1.48
              Phoenix Investor's Edge(R) Option 2   $          1.50     $          1.47
              Phoenix Investor's Edge(R) Option 3   $           -       $           -
              Phoenix Investor's Edge(R) Option 4   $           -       $           -
              Phoenix Spectrum Edge(R) Option 1     $          1.57     $          1.53
              Phoenix Spectrum Edge(R) Option 2     $          1.56     $          1.52
              Phoenix Spectrum Edge(R) Option 3     $           -       $           -
              Phoenix Spectrum Edge(R) Option 4     $           -       $           -
              Retirement Planner's Edge             $          1.62     $          1.50
              Templeton Investment Plus             $           -       $           -
              The Big Edge Choice(R)--NY            $          2.42     $          1.70
              The Big Edge Plus(R)                  $          2.34     $          4.22
              The Phoenix Edge(R)--VA NY Option 1   $          1.78     $          1.64
              The Phoenix Edge(R)--VA NY Option 2   $          1.72     $          1.64



                       See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2005


                                                   AIM V.I. CAPITAL    AIM V.I. MID CAP                        ALGER AMERICAN
                                                    APPRECIATION -     CORE EQUITY-CLASS   AIM V.I. PREMIER  LEVERAGED ALLCAP -
                                                       CLASS I                I            EQUITY - CLASS 1        CLASS O
                                                      SUBACCOUNT          SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Income:
      Dividends                                     $         1,754     $        33,513    $        14,011    $           -
Expenses:
      Mortality and expense fees                             32,414              81,029             21,694             46,159
      Indexing (gain) loss                                       18                 181                 28                320
                                                   -----------------   -----------------  -----------------  -----------------
Net investment income (loss)                                (30,678)            (47,697)            (7,711)           (46,479)
                                                   -----------------   -----------------  -----------------  -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares            22,159              (2,221)           (26,852)           234,742
      Realized gain distributions                               -               204,857                -                  -
                                                   -----------------   -----------------  -----------------  -----------------
      Realized gain (loss)                                   22,159             202,636            (26,852)           234,742
                                                   -----------------   -----------------  -----------------  -----------------

Change in unrealized appreciation (depreciation)
      during the year                                       219,949             (13,087)           109,475            233,416
                                                   -----------------   -----------------  -----------------  -----------------
Net increase (decrease) in net assets from
      operations                                    $       211,430     $       141,852    $        74,912    $       421,679
                                                   =================   =================  =================  =================


                                                    FEDERATED FUND      FEDERATED HIGH                         FIDELITY VIP
                                                       FOR U.S.        INCOME BOND FUND     FIDELITY VIP         GROWTH
                                                      GOVERNMENT        II - PRIMARY      CONTRAFUND(R) -    OPPORTUNITIES -
                                                    SECURITIES II           SHARES         SERVICE CLASS      SERVICE CLASS
                                                      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Income:
      Dividends                                     $       810,717     $       386,758    $        38,904    $         9,225
Expenses:
      Mortality and expense fees                            269,159              67,661            299,384             16,460
      Indexing (gain) loss                                      277                 147                513                 10
                                                   -----------------   -----------------  -----------------  -----------------
Net investment income (loss)                                541,281             318,950           (260,993)            (7,245)
                                                   -----------------   -----------------  -----------------  -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares            16,715              52,330            827,277             23,924
      Realized gain distributions                               -                   -                3,537                -
                                                   -----------------   -----------------  -----------------  -----------------
      Realized gain (loss)                                   16,715              52,330            830,814             23,924
                                                   -----------------   -----------------  -----------------  -----------------

Change in unrealized appreciation (depreciation)
      during the year                                      (421,300)           (289,916)         2,890,548             97,248
                                                   -----------------   -----------------  -----------------  -----------------
Net increase (decrease) in net assets from
      operations                                    $       136,696     $        81,364    $     3,460,369    $       113,927
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2005
                                   (CONTINUED)


                                                      FIDELITY VIP                        LORD ABBETT BOND-     LORD ABBETT
                                                         GROWTH -      LAZARD RETIREMENT  DEBENTURE - CLASS      GROWTH AND
                                                      SERVICE CLASS        SMALL CAP              VC         INCOME - CLASS VC
                                                       SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Income:

      Dividends                                     $        26,321     $           -      $       285,706    $        94,044
Expenses:
      Mortality and expense fees                             79,597              45,089             46,363             73,437
      Indexing (gain) loss                                       18                 -                  -                  -
                                                   -----------------   -----------------  -----------------  -----------------
Net investment income (loss)                                (53,294)            (45,089)           239,343             20,607
                                                   -----------------   -----------------  -----------------  -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares           187,184               4,966              3,397                 10
      Realized gain distributions                               -               384,981             62,523            574,595
                                                   -----------------   -----------------  -----------------  -----------------
      Realized gain (loss)                                  187,184             389,947             65,920            574,605
                                                   -----------------   -----------------  -----------------  -----------------

Change in unrealized appreciation (depreciation)
      during the year                                        87,803              90,946           (100,883)           (32,688)
                                                   -----------------   -----------------  -----------------  -----------------
Net increase (decrease) in net assets from
      operations                                    $       221,693     $       435,804    $       204,380    $       562,524
                                                   =================   =================  =================  =================


                                                    LORD ABBETT MID-     MUTUAL SHARES
                                                   CAP VALUE - CLASS     SECURITIES -      PHOENIX MID-CAP   PHOENIX STRATEGIC
                                                          VC                CLASS 2            GROWTH             THEME
                                                      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Income:
      Dividends                                     $        27,276     $        85,755    $           -      $           -
Expenses:
      Mortality and expense fees                             50,971             124,815            110,087            200,981
      Indexing (gain) loss                                      -                   202               (131)              (576)
                                                   -----------------   -----------------  -----------------  -----------------
Net investment income (loss)                                (23,695)            (39,262)          (109,956)          (200,405)
                                                   -----------------   -----------------  -----------------  -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares             9,225              60,377           (628,683)        (1,286,488)
      Realized gain distributions                           372,701              32,123                -                  -
                                                   -----------------   -----------------  -----------------  -----------------
      Realized gain (loss)                                  381,926              92,500           (628,683)        (1,286,488)
                                                   -----------------   -----------------  -----------------  -----------------

Change in unrealized appreciation (depreciation)
      during the year                                       215,729             844,953            922,249          1,210,672
                                                   -----------------   -----------------  -----------------  -----------------
Net increase (decrease) in net assets from
      operations                                    $       573,960     $       898,191    $       183,610    $      (276,221)
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2005
                                   (CONTINUED)


                                                                                           PHOENIX-ALGER          PHOENIX
                                                   PHOENIX-ABERDEEN       PHOENIX-AIM        SMALL-CAP       ALLIANCE/BERNSTEIN
                                                     INTERNATIONAL          GROWTH             GROWTH         ENHANCED INDEX
                                                      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Income:
      Dividends                                     $     2,100,888     $           -      $           -      $       226,854
Expenses:
      Mortality and expense fees                            728,323             178,436             44,393            338,400
      Indexing (gain) loss                                    1,485                  58                 (3)               502
                                                   -----------------   -----------------  -----------------  -----------------
Net investment income (loss)                              1,371,080            (178,494)           (44,390)          (112,048)
                                                   -----------------   -----------------  -----------------  -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares         2,964,661          (5,431,297)            59,410            352,455
      Realized gain distributions                                 -                 -              320,569                -
                                                   -----------------   -----------------  -----------------  -----------------
      Realized gain (loss)                                2,964,661          (5,431,297)           379,979            352,455
                                                   -----------------   -----------------  -----------------  -----------------

Change in unrealized appreciation (depreciation)
      during the year                                     3,440,198           6,145,142           (196,521)            79,924
                                                   -----------------   -----------------  -----------------  -----------------
Net increase (decrease) in net assets from
      operations                                    $     7,775,939     $       535,351    $       139,068    $       320,331
                                                   =================   =================  =================  =================


                                                     PHOENIX-DUFF &
                                                  PHELPS REAL ESTATE   PHOENIX-ENGEMANN   PHOENIX-ENGEMANN   PHOENIX-ENGEMANN
                                                      SECURITIES        CAPITAL GROWTH    GROWTH AND INCOME  SMALL-CAP GROWTH
                                                      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Income:

      Dividends                                     $       386,121     $       120,651    $       219,306    $           -
Expenses:
      Mortality and expense fees                            281,329           2,561,594            304,511             43,883
      Indexing (gain) loss                                     (282)             (2,595)               491                (55)
                                                   -----------------   -----------------  -----------------  -----------------
Net investment income (loss)                                105,074          (2,438,348)           (85,696)           (43,828)
                                                   -----------------   -----------------  -----------------  -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares         1,244,734          (6,254,143)         1,031,063           (379,505)
      Realized gain distributions                         1,159,760                 -                  -                  -
                                                   -----------------   -----------------  -----------------  -----------------
      Realized gain (loss)                                2,404,494          (6,254,143)         1,031,063           (379,505)
                                                   -----------------   -----------------  -----------------  -----------------

Change in unrealized appreciation (depreciation)
      during the year                                       335,843          11,638,438           (368,994)           643,675
                                                   -----------------   -----------------  -----------------  -----------------
Net increase (decrease) in net assets from
      operations                                    $     2,845,411     $     2,945,947    $       576,373    $       220,342
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2005
                                   (CONTINUED)


                                                   PHOENIX-ENGEMANN                                          PHOENIX-GOODWIN
                                                       STRATEGIC        PHOENIX-ENGEMANN   PHOENIX-GOODWIN     MULTI-SECTOR
                                                      ALLOCATION          VALUE EQUITY       MONEY MARKET      FIXED INCOME
                                                      SUBACCOUNT           SUBACCOUNT         SUBACCOUNT        SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Income:
      Dividends                                     $     4,588,288     $       177,038    $       626,557    $     2,400,891
Expenses:
      Mortality and expense fees                          2,448,928             196,923            312,410            635,993
      Indexing (gain) loss                                    1,488                 226                314                943
                                                   -----------------   -----------------  -----------------  -----------------
Net investment income (loss)                              2,137,872             (20,111)           313,833          1,763,955
                                                   -----------------   -----------------  -----------------  -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares         2,252,008             410,048                -             (452,155)
      Realized gain distributions                         5,097,893                 -                  -                  -
                                                   -----------------   -----------------  -----------------  -----------------
      Realized gain (loss)                                7,349,901             410,048                -             (452,155)
                                                   -----------------   -----------------  -----------------  -----------------

Change in unrealized appreciation (depreciation)
      during the year                                    (8,856,518)            167,582                -           (1,115,930)
                                                   -----------------   -----------------  -----------------  -----------------
Net increase (decrease) in net assets from
      operations                                    $       631,255     $       557,519    $       313,833    $       195,870
                                                   =================   =================  =================  =================


                                                    PHOENIX-GOODWIN                         PHOENIX-KAYNE     PHOENIX-LAZARD
                                                     MULTI-SECTOR        PHOENIX-KAYNE        SMALL-CAP        INTERNATIONAL
                                                    SHORT TERM BOND    RISING DIVIDENDS     QUALITY VALUE      EQUITY SELECT
                                                      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Income:
      Dividends                                     $       111,408     $        34,742    $        36,554    $        73,321
Expenses:
      Mortality and expense fees                             39,692              36,061             31,798             63,810
      Indexing (gain) loss                                       74                  37                  7                 89
                                                   -----------------   -----------------  -----------------  -----------------
Net investment income (loss)                                 71,642              (1,356)             4,749              9,422
                                                   -----------------   -----------------  -----------------  -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares            (2,795)             55,970             27,191             12,930
      Realized gain distributions                               -                16,771             92,445             33,775
                                                   -----------------   -----------------  -----------------  -----------------
      Realized gain (loss)                                   (2,795)             72,741            119,636             46,705
                                                   -----------------   -----------------  -----------------  -----------------

Change in unrealized appreciation (depreciation)
      during the year                                       (66,946)           (119,150)             5,509            392,732
                                                   -----------------   -----------------  -----------------  -----------------
Net increase (decrease) in net assets from
      operations                                    $         1,901     $       (47,765)   $       129,894    $       448,859
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2005
                                   (CONTINUED)


                                                                        PHOENIX-NORTHERN   PHOENIX-SANFORD    PHOENIX-SANFORD
                                                    PHOENIX-NORTHERN       NASDAQ-100     BERNSTEIN MID-CAP      BERNSTEIN
                                                        DOW 30             INDEX(R)             VALUE         SMALL-CAP VALUE
                                                      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Income:
      Dividends                                     $        96,371     $             -    $        23,743    $           -
Expenses:
      Mortality and expense fees                             75,526              51,335            273,557            138,128
      Indexing (gain) loss                                      204                (146)               401                130
                                                   -----------------   -----------------  -----------------  -----------------
Net investment income (loss)                                 20,641             (51,189)          (250,215)          (138,258)
                                                   -----------------   -----------------  -----------------  -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares          (146,449)           (450,298)           557,840            192,399
      Realized gain distributions                               -                   -            1,537,625            627,253
                                                   -----------------   -----------------  -----------------  -----------------
      Realized gain (loss)                                 (146,449)           (450,298)         2,095,465            819,652
                                                   -----------------   -----------------  -----------------  -----------------

Change in unrealized appreciation (depreciation)
      during the year                                        62,360             443,915           (500,834)           (47,422)
                                                   -----------------   -----------------  -----------------  -----------------
Net increase (decrease) in net assets from
      operations                                    $       (63,448)    $       (57,572)   $     1,344,416    $       633,972
                                                   =================   =================  =================  =================


                                                                                           RYDEX VARIABLE       SCUDDER VIT
                                                    RYDEX VARIABLE      RYDEX VARIABLE      TRUST SECTOR        EQUITY 500
                                                      TRUST JUNO          TRUST NOVA          ROTATION        INDEX - CLASS A
                                                      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Income:
      Dividends                                     $           -       $           230    $           -      $       131,557
Expenses:
      Mortality and expense fees                             30,392               1,189              8,949            112,671
      Indexing (gain) loss                                       10                   2                 10                116
                                                   -----------------   -----------------  -----------------  -----------------
Net investment income (loss)                                (30,402)               (961)            (8,959)            18,770
                                                   -----------------   -----------------  -----------------  -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares           (14,391)                 77              6,233            356,492
      Realized gain distributions                               -                   -                  -                  -
                                                   -----------------   -----------------  -----------------  -----------------
      Realized gain (loss)                                  (14,391)                 77              6,233            356,492
                                                   -----------------   -----------------  -----------------  -----------------

Change in unrealized appreciation (depreciation)
      during the year                                       (80,833)              2,784             94,995           (118,692)
                                                   -----------------   -----------------  -----------------  -----------------
Net increase (decrease) in net assets from
      operations                                    $      (125,626)    $         1,900    $        92,269    $       256,570
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2005
                                   (CONTINUED)


                                                                           TEMPLETON          TEMPLETON
                                                                      DEVELOPING MARKETS  DEVELOPING MARKETS TEMPLETON FOREIGN
                                                     TECHNOLOGY -         SECURITIES -       SECURITIES -       SECURITIES -
                                                       CLASS I              CLASS 1            CLASS 2            CLASS 1
                                                      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Income:
      Dividends                                     $           -       $        13,600    $        23,142    $       325,805
Expenses:
      Mortality and expense fees                             36,146              12,994             21,560            344,329
      Indexing (gain) loss                                     (115)                 69                124                742
                                                   -----------------   -----------------  -----------------  -----------------
Net investment income (loss)                                (36,031)                537              1,458            (19,266)
                                                   -----------------   -----------------  -----------------  -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares        (3,227,368)             45,864            (21,516)         1,041,787
      Realized gain distributions                               -                   -                  -                  -
                                                   -----------------   -----------------  -----------------  -----------------
      Realized gain (loss)                               (3,227,368)             45,864            (21,516)         1,041,787
                                                   -----------------   -----------------  -----------------  -----------------

Change in unrealized appreciation (depreciation)
      during the year                                     3,165,451             174,262            437,711          1,066,539
                                                   -----------------   -----------------  -----------------  -----------------
Net increase (decrease) in net assets from
      operations                                    $       (97,948)    $       220,663    $       417,653    $     2,089,060
                                                   =================   =================  =================  =================


                                                   TEMPLETON FOREIGN    TEMPLETON GLOBAL  TEMPLETON GLOBAL   TEMPLETON GLOBAL
                                                      SECURITIES -      ASSET ALLOCATION  ASSET ALLOCATION   INCOME SECURITIES
                                                        CLASS 2            - CLASS 1          - CLASS 2         - CLASS 1
                                                      SUBACCOUNT           SUBACCOUNT         SUBACCOUNT        SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Income:
      Dividends                                     $        88,937     $     1,617,267    $        93,408    $       318,797
Expenses:
      Mortality and expense fees                             97,175             568,699             31,861             70,334
      Indexing (gain) loss                                      208                 809                 43                  1
                                                   -----------------   -----------------  -----------------  -----------------
Net investment income (loss)                                 (8,446)          1,047,759             61,504            248,462
                                                   -----------------   -----------------  -----------------  -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares          (120,058)          1,481,039            (36,254)            39,077
      Realized gain distributions                               -                   -                  -                  -
                                                   -----------------   -----------------  -----------------  -----------------
      Realized gain (loss)                                 (120,058)          1,481,039            (36,254)            39,077
                                                   -----------------   -----------------  -----------------  -----------------

Change in unrealized appreciation (depreciation)
      during the year                                       772,499          (1,594,205)            20,287           (511,090)
                                                   -----------------   -----------------  -----------------  -----------------
Net increase (decrease) in net assets from
      operations                                    $       643,995     $       934,593    $        45,537    $      (223,551)
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2005
                                   (CONTINUED)


                                                    TEMPLETON GROWTH    TEMPLETON GROWTH       WANGER            WANGER
                                                      SECURITIES -        SECURITIES -      INTERNATIONAL     INTERNATIONAL
                                                        CLASS 1             CLASS 2            SELECT           SMALL CAP
                                                      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Income:
      Dividends                                     $     1,112,480     $       123,079    $       106,846    $       652,404
Expenses:
      Mortality and expense fees                          1,248,864             139,090             68,255            750,731
      Indexing (gain) loss                                    2,833                 308                192              3,543
                                                   -----------------   -----------------  -----------------  -----------------
Net investment income (loss)                               (139,217)            (16,319)            38,399           (101,870)
                                                   -----------------   -----------------  -----------------  -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares           275,875              78,779             16,567          5,564,901
      Realized gain distributions                               -                   -                  -                  -
                                                   -----------------   -----------------  -----------------  -----------------
      Realized gain (loss)                                  275,875              78,779             16,567          5,564,901
                                                   -----------------   -----------------  -----------------  -----------------

Change in unrealized appreciation (depreciation)
      during the year                                     6,323,686             735,585            707,760          5,412,315
                                                   -----------------   -----------------  -----------------  -----------------
Net increase (decrease) in net assets from
      operations                                    $     6,460,344     $       798,045    $       762,726    $    10,875,346
                                                   =================   =================  =================  =================


                                                        WANGER            WANGER U.S.
                                                        SELECT         SMALLER COMPANIES
                                                      SUBACCOUNT          SUBACCOUNT
                                                   -----------------   -----------------
Income:

      Dividends                                     $           -       $           -
Expenses:
      Mortality and expense fees                             87,066           1,163,178
      Indexing (gain) loss                                     (136)              1,141
                                                   -----------------   -----------------
Net investment income (loss)                                (86,930)         (1,164,319)
                                                   -----------------   -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares            64,643          14,555,834
      Realized gain distributions                           494,022                 -
                                                   -----------------   -----------------
      Realized gain (loss)                                  558,665          14,555,834
                                                   -----------------   -----------------

Change in unrealized appreciation (depreciation)
      during the year                                       138,455          (5,128,263)
                                                    -----------------   -----------------
Net increase (decrease) in net assets from
      operations                                    $       610,190     $     8,263,252
                                                   =================   =================



                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004


                                                      AIM V.I. CAPITAL APPRECIATION -        AIM V.I MID CAP CORE EQUITY -
                                                                   CLASS I                               CLASS I
                                                                 SUBACCOUNT                            SUBACCOUNT
                                                   -------------------------------------  ------------------------------------
                                                         2005                 2004              2005                2004
                                                         ----                 ----              ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)              $       (30,678)    $       (24,128)   $       (47,697)   $         2,927
          Realized gains (losses)                            22,159              (1,617)           202,636            260,853
          Unrealized appreciation (depreciation)
               during the year                              219,949             128,644            (13,087)          (600,516)
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets
      from operations                                       211,430             102,899            141,852           (336,736)
                                                   -----------------   -----------------  -----------------  -----------------

Contract transactions:
          Payments received from
               contract owners                              441,657             253,296             31,203            299,840
          Transfers between subaccounts
               (including fixed account), net               368,774             624,708            381,514          3,716,718
          Transfers for contract
               benefits and terminations                   (375,096)           (364,678)          (264,552)        (1,594,726)
          Contract maintenance charges                       (3,299)             (2,849)            (2,143)              (231)
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                            432,036             510,477            146,022          2,421,601

Increase (decrease) in amounts retained in
      PHLVIC Universal Life Separate Account, net               -                   -              251,142          4,002,009
                                                   -----------------   -----------------  -----------------  -----------------

          Total increase (decrease) in net assets           643,466             613,376            539,016          6,086,874

Net assets at beginning of period                         2,180,843           1,567,467          6,086,874                -
                                                   -----------------   -----------------  -----------------  -----------------
Net assets at end of period                         $     2,824,309     $     2,180,843    $     6,625,890    $     6,086,874
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                         AIM V.I. PREMIER EQUITY -           ALGER AMERICAN LEVERAGE ALLCAP -
                                                                   CLASS I                               CLASS O
                                                                 SUBACCOUNT                            SUBACCOUNT
                                                   -------------------------------------  ------------------------------------
                                                         2005                 2004              2005                2004
                                                         ----                 ----              ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)              $        (7,711)    $       (14,640)   $       (46,479)   $       (39,984)
          Realized gains (losses)                           (26,852)            (43,183)           234,742            (34,876)
          Unrealized appreciation (depreciation)
               during the year                              109,475             129,978            233,416            374,054
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets
      from operations                                        74,912              72,155            421,679            299,194
                                                   -----------------   -----------------  -----------------  -----------------

Contract transactions:
          Payments received from
               contract owners                              249,885             105,278            232,789            248,659
          Transfers between subaccounts
               (including fixed account), net              (229,014)           (163,405)          (366,332)          (539,228)
          Transfers for contract
               benefits and terminations                   (202,978)           (289,260)          (701,537)          (658,822)
          Contract maintenance charges                       (2,029)             (2,405)            (9,249)            (6,662)
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                           (184,136)           (349,792)          (844,329)          (956,053)

Increase (decrease) in amounts retained in
      PHLVIC Universal Life Separate Account, net               -                   -                  -                  -
                                                   -----------------   -----------------  -----------------  -----------------

          Total increase (decrease) in net assets          (109,224)           (277,637)          (422,650)          (656,859)

Net assets at beginning of period                         1,751,587           2,029,224          4,212,676          4,869,535
                                                   -----------------   -----------------  -----------------  -----------------
Net assets at end of period                         $     1,642,363     $     1,751,587    $     3,790,026    $     4,212,676
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                     FEDERATED FUND FOR U.S. GOVERNMENT   FEDERATED HIGH INCOME BOND FUND II -
                                                                SECURITIES II                        PRIMARY SHARES
                                                                 SUBACCOUNT                            SUBACCOUNT
                                                   -------------------------------------  ------------------------------------
                                                         2005                 2004              2005                2004
                                                         ----                 ----              ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)              $       541,281     $       704,275    $       318,950    $       510,555
          Realized gains (losses)                            16,715             198,263             52,330            (10,629)
          Unrealized appreciation (depreciation)
               during the year                             (421,300)           (392,665)          (289,916)          (105,179)
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets
      from operations                                       136,696             509,873             81,364            394,747
                                                   -----------------   -----------------  -----------------  -----------------

Contract transactions:
          Payments received from
               contract owners                            2,111,841           1,443,881            269,690            367,705
          Transfers between subaccounts
               (including fixed account), net             1,163,798             470,220          1,367,965         (3,108,740)
          Transfers for contract
               benefits and terminations                 (5,279,022)         (4,200,215)        (1,051,785)          (917,206)
          Contract maintenance charges                      (49,722)            (34,029)            (7,404)            (6,257)
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                         (2,053,105)         (2,320,143)           578,466         (3,664,498)

Increase (decrease) in amounts retained in
      PHLVIC Universal Life Separate Account, net               -                   -                  -                  -
                                                   -----------------   -----------------  -----------------  -----------------

          Total increase (decrease) in net assets        (1,916,409)         (1,810,270)           659,830         (3,269,751)

Net assets at beginning of period                        21,036,487          22,846,757          5,047,644          8,317,395
                                                   -----------------   -----------------  -----------------  -----------------
Net assets at end of period                         $    19,120,078     $    21,036,487    $     5,707,474    $     5,047,644
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                    FIDELITY VIP CONTRAFUND(R) - SERVICE   FIDELITY VIP GROWTH OPPORTUNITIES -
                                                                   CLASS                              SERVICE CLASS
                                                                 SUBACCOUNT                            SUBACCOUNT
                                                   -------------------------------------  ------------------------------------
                                                         2005                 2004              2005                2004
                                                         ----                 ----              ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)              $      (260,993)    $      (152,374)   $        (7,245)   $       (10,133)
          Realized gains (losses)                           830,814             380,170             23,924             59,332
          Unrealized appreciation (depreciation)
               during the year                            2,890,548           1,697,046             97,248             10,506
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets
      from operations                                     3,460,369           1,924,842            113,927             59,705
                                                   -----------------   -----------------  -----------------  -----------------

Contract transactions:
          Payments received from
               contract owners                              974,501           1,054,970            278,507            100,655
          Transfers between subaccounts
               (including fixed account), net             6,818,965           6,430,097            493,302           (347,012)
          Transfers for contract
               benefits and terminations                 (4,010,892)         (2,092,153)          (174,404)          (136,161)
          Contract maintenance charges                      (34,709)            (16,361)            (4,159)            (2,404)
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                          3,747,865           5,376,553            593,246           (384,922)

Increase (decrease) in amounts retained in
      PHLVIC Universal Life Separate Account, net               -                   -                  -                  -
                                                   -----------------   -----------------  -----------------  -----------------

          Total increase (decrease) in net assets         7,208,234           7,301,395            707,173           (325,217)

Net assets at beginning of period                        18,099,026          10,797,631          1,173,598          1,498,815
                                                   -----------------   -----------------  -----------------  -----------------
Net assets at end of period                         $    25,307,260     $    18,099,026    $     1,880,771    $     1,173,598
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                    FIDELITY VIP GROWTH - SERVICE CLASS        LAZARD RETIREMENT SMALL CAP
                                                                 SUBACCOUNT                            SUBACCOUNT
                                                   -------------------------------------  ------------------------------------
                                                         2005                 2004              2005                2004
                                                         ----                 ----              ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)              $       (53,294)    $       (78,926)   $       (45,089)   $           -
          Realized gains (losses)                           187,184            (149,345)           389,947                -
          Unrealized appreciation (depreciation)
               during the year                               87,803             317,348             90,946                -
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets
      from operations                                       221,693              89,077            435,804                -
                                                   -----------------   -----------------  -----------------  -----------------

Contract transactions:
          Payments received from
               contract owners                              371,559             646,092             14,474                -
          Transfers between subaccounts
               (including fixed account), net              (989,855)          1,157,206            296,482                -
          Transfers for contract
               benefits and terminations                 (1,024,727)         (1,360,734)           (82,219)               -
          Contract maintenance charges                      (14,152)             (9,611)            (1,044)               -
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                         (1,657,175)            432,953            227,693                -

Increase (decrease) in amounts retained in
      PHLVIC Universal Life Separate Account, net               -                   -            4,657,542                -
                                                   -----------------   -----------------  -----------------  -----------------

          Total increase (decrease) in net assets        (1,435,482)            522,030          5,321,039                -

Net assets at beginning of period                         7,157,213           6,635,183                -                  -
                                                   -----------------   -----------------  -----------------  -----------------
Net assets at end of period                         $     5,721,731     $     7,157,213    $     5,321,039    $           -
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                                                             LORD ABBETT GROWTH AND INCOME -
                                                   LORD ABBETT BOND-DEBENTURE - CLASS VC                CLASS VC
                                                                 SUBACCOUNT                            SUBACCOUNT
                                                   -------------------------------------  ------------------------------------
                                                         2005                 2004              2005                2004
                                                         ----                 ----              ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)              $       239,343     $           -      $        20,607    $           -
          Realized gains (losses)                            65,920                 -              574,605                -
          Unrealized appreciation (depreciation)
               during the year                             (100,883)                -              (32,688)               -
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets
      from operations                                       204,380                 -              562,524                -
                                                   -----------------   -----------------  -----------------  -----------------

Contract transactions:
          Payments received from
               contract owners                               89,100                 -              502,002                -
          Transfers between subaccounts
               (including fixed account), net             3,236,082                 -            9,458,605                -
          Transfers for contract
               benefits and terminations                   (236,187)                -             (677,204)               -
          Contract maintenance charges                       (2,373)                -               (4,749)               -
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                          3,086,622                 -            9,278,654                -

Increase (decrease) in amounts retained in
      PHLVIC Universal Life Separate Account, net         2,650,057                 -                  -                  -
                                                   -----------------   -----------------  -----------------  -----------------

          Total increase (decrease) in net assets         5,941,059                 -            9,841,178                -

Net assets at beginning of period                               -                   -                  -                  -
                                                   -----------------   -----------------  -----------------  -----------------
Net assets at end of period                         $     5,941,059     $           -      $     9,841,178    $           -
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)



                                                   LORD ABBETT MID-CAP VALUE - CLASS VC    MUTUAL SHARES SECURITIES - CLASS 2
                                                                 SUBACCOUNT                            SUBACCOUNT
                                                   -------------------------------------  ------------------------------------
                                                         2005                 2004              2005                2004
                                                         ----                 ----              ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)              $       (23,695)    $           -      $       (39,262)   $      (41,039)
          Realized gains (losses)                           381,926                 -               92,500            50,786
          Unrealized appreciation (depreciation)
               during the year                              215,729                 -              844,953           814,481
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets
      from operations                                       573,960                 -              898,191            824,228
                                                   -----------------   -----------------  -----------------  -----------------

Contract transactions:
          Payments received from
               contract owners                               98,931                 -              299,006            427,904
          Transfers between subaccounts
               (including fixed account), net             4,502,442                 -            2,839,674          1,271,837
          Transfers for contract
               benefits and terminations                   (512,152)                -           (1,659,274)        (1,307,290)
          Contract maintenance charges                       (2,888)                -              (13,790)            (7,057)
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                          4,086,333                 -            1,465,616            385,394

Increase (decrease) in amounts retained in
      PHLVIC Universal Life Separate Account, net         1,604,858                 -                  -                  -
                                                   -----------------   -----------------  -----------------  -----------------

          Total increase (decrease) in net assets         6,265,151                 -            2,363,807          1,209,622

Net assets at beginning of period                               -                   -            8,491,612          7,281,990
                                                   -----------------   -----------------  -----------------  -----------------
Net assets at end of period                         $     6,265,151     $           -      $    10,855,419    $     8,491,612
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)



                                                           PHOENIX MID-CAP GROWTH               PHOENIX STRATEGIC THEME
                                                                 SUBACCOUNT                            SUBACCOUNT
                                                   -------------------------------------  ------------------------------------
                                                         2005                 2004              2005                2004
                                                         ----                 ----              ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)              $      (109,956)    $      (142,994)   $      (200,405)   $      (282,613)
          Realized gains (losses)                          (628,683)         (2,368,853)        (1,286,488)        (2,101,927)
          Unrealized appreciation (depreciation)
               during the year                              922,249           2,945,725          1,210,672          2,959,213
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets
      from operations                                       183,610             433,878           (276,221)           574,673
                                                   -----------------   -----------------  -----------------  -----------------

Contract transactions:
          Payments received from
               contract owners                              287,252             393,016            442,577            734,217
          Transfers between subaccounts
               (including fixed account), net            (1,791,993)         (1,071,934)        (2,936,679)        (2,939,659)
          Transfers for contract
               benefits and terminations                 (1,519,150)         (1,808,475)        (3,517,483)        (4,223,460)
          Contract maintenance charges                      (19,486)            (20,158)           (32,975)           (35,468)
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                         (3,043,377)         (2,507,551)        (6,044,560)        (6,464,370)

Increase (decrease) in amounts retained in
      PHLVIC Universal Life Separate Account, net               -                   -                  -                  -
                                                   -----------------   -----------------  -----------------  -----------------

          Total increase (decrease) in net assets        (2,859,767)         (2,073,673)        (6,320,781)        (5,889,697)

Net assets at beginning of period                        10,607,179          12,680,852         20,165,175         26,054,872
                                                   -----------------   -----------------  -----------------  -----------------
Net assets at end of period                         $     7,747,412     $    10,607,179    $    13,844,394    $    20,165,175
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements


                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                      PHOENIX-ABERDEEN INTERNATIONAL               PHOENIX-AIM GROWTH
                                                                SUBACCOUNT                             SUBACCOUNT
                                                   -------------------------------------  ------------------------------------
                                                         2005                 2004              2005                2004
                                                         ----                 ----              ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)              $     1,371,080     $       820,627    $      (178,494)   $      (207,551)
          Realized gains (losses)                         2,964,661            (700,130)        (5,431,297)           434,496
          Unrealized appreciation (depreciation)
               during the year                            3,440,198           8,793,395          6,145,142              9,102
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets
      from operations                                     7,775,939           8,913,892            535,351            236,047
                                                   -----------------   -----------------  -----------------  -----------------

Contract transactions:
          Payments received from
               contract owners                              735,858             836,899            365,785            567,019
          Transfers between subaccounts
               (including fixed account), net            (1,191,521)           (781,341)        (1,617,133)        (1,279,804)
          Transfers for contract
               benefits and terminations                 (9,327,131)         (9,213,390)        (1,979,304)        (2,310,660)
          Contract maintenance charges                      (60,926)            (63,919)           (27,036)           (31,325)
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                         (9,843,720)         (9,221,751)        (3,257,688)        (3,054,770)

Increase (decrease) in amounts retained in
      PHLVIC Universal Life Separate Account, net        (8,780,742)          8,780,742         (6,175,915)           174,392
                                                   -----------------   -----------------  -----------------  -----------------

          Total increase (decrease) in net assets       (10,848,523)          8,472,883         (8,898,252)        (2,644,331)

Net assets at beginning of period                        62,541,038          54,068,155         16,663,446         19,307,777
                                                   -----------------   -----------------  -----------------  -----------------
Net assets at end of period                         $    51,692,515     $    62,541,038    $     7,765,194    $    16,663,446
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)

                                                       PHOENIX-ALGER SMALL-CAP GROWTH      PHOENIX-ALLIANCE/BERNSTEIN ENHANCED
                                                                 SUBACCOUNT                         INDEX SUBACCOUNT
                                                   -------------------------------------  ------------------------------------
                                                         2005                 2004              2005                2004
                                                         ----                 ----              ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)              $       (44,390)    $       (49,560)   $      (112,048)   $       (65,576)
          Realized gains (losses)                           379,979             (42,451)           352,455            115,353
          Unrealized appreciation (depreciation)
               during the year                             (196,521)              1,692             79,924          1,500,129
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets
      from operations                                       139,068             (90,319)           320,331          1,549,906
                                                   -----------------   -----------------  -----------------  -----------------

Contract transactions:
          Payments received from
               contract owners                              129,051             176,981            366,186            331,550
          Transfers between subaccounts
               (including fixed account), net               (59,932)         (2,153,862)        (1,712,424)         2,366,355
          Transfers for contract
               benefits and terminations                   (226,028)           (321,439)        (3,207,652)        (5,131,267)
          Contract maintenance charges                       (1,081)             (1,685)           (16,308)           (45,754)
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                           (157,990)         (2,300,005)        (4,570,198)        (2,479,116)

Increase (decrease) in amounts retained in
      PHLVIC Universal Life Separate Account, net           326,592           2,299,452                -                 -
                                                   -----------------   -----------------  -----------------  -----------------

          Total increase (decrease) in net assets           307,670             (90,872)        (4,249,867)          (929,210)

Net assets at beginning of period                         3,590,415           3,681,287         20,919,009         21,848,219
                                                   -----------------   -----------------  -----------------  -----------------
Net assets at end of period                         $     3,898,085     $     3,590,415    $    16,669,142    $    20,919,009
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)

                                                     PHOENIX-DUFF & PHELPS REAL ESTATE      PHOENIX-ENGEMANN CAPITAL GROWTH
                                                           SECURITIES SUBACCOUNT                      SUBACCOUNT
                                                   -------------------------------------  ------------------------------------
                                                         2005                 2004              2005                2004
                                                         ----                 ----              ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)              $       105,074     $       224,930    $    (2,438,348)   $    (1,172,790)
          Realized gains (losses)                         2,404,494           2,781,758         (6,254,143)        (9,265,767)
          Unrealized appreciation (depreciation)
               during the year                              335,843           2,453,531         11,638,438         18,633,042
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets
      from operations                                     2,845,411           5,460,219          2,945,947          8,194,485
                                                   -----------------   -----------------  -----------------  -----------------

Contract transactions:
          Payments received from
               contract owners                              812,154             774,523          3,076,057          4,517,862
          Transfers between subaccounts
               (including fixed account), net             1,291,029           1,988,825        (21,665,365)       (14,685,949)
          Transfers for contract
               benefits and terminations                 (3,718,222)         (3,992,726)       (36,945,029)       (41,998,324)
          Contract maintenance charges                      (26,838)            (29,756)          (326,047)          (414,283)
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                         (1,641,877)         (1,259,134)       (55,860,384)       (52,580,694)

Increase (decrease) in amounts retained in
      PHLVIC Universal Life Separate Account, net              -                   -            (2,947,821)         2,947,821
                                                   -----------------   -----------------  -----------------  -----------------

          Total increase (decrease) in net assets         1,203,534           4,201,085        (55,862,258)       (41,438,388)

Net assets at beginning of period                        22,486,795          18,285,710        241,380,219        282,818,607
                                                   -----------------   -----------------  -----------------  -----------------
Net assets at end of period                         $    23,690,329     $    22,486,795    $   185,517,961    $   241,380,219
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)

                                                    PHOENIX-ENGEMANN GROWTH AND INCOME     PHOENIX-ENGEMANN SMALL-CAP GROWTH
                                                                  SUBACCOUNT                           SUBACCOUNT
                                                   -------------------------------------  ------------------------------------
                                                         2005                 2004              2005                2004
                                                         ----                 ----              ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)              $       (85,696)    $         4,970    $       (43,828)   $       (60,517)
          Realized gains (losses)                         1,031,063             206,489           (379,505)          (723,642)
          Unrealized appreciation (depreciation)
               during the year                             (368,994)          1,597,231            643,675            978,750
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets
      from operations                                       576,373           1,808,690            220,342            194,591
                                                   -----------------   -----------------  -----------------  -----------------

Contract transactions:
          Payments received from
               contract owners                            1,012,354             997,721            121,055            179,348
          Transfers between subaccounts
               (including fixed account), net            (1,667,806)          2,627,850           (568,414)          (541,868)
          Transfers for contract
               benefits and terminations                 (4,260,915)         (4,388,818)          (586,813)          (789,428)
          Contract maintenance charges                      (25,711)            (22,379)            (3,979)            (4,176)
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                         (4,942,078)           (785,626)        (1,038,151)        (1,156,124)

Increase (decrease) in amounts retained in
      PHLVIC Universal Life Separate Account, net        (5,825,071)          5,825,071                -                 -
                                                   -----------------   -----------------  -----------------  -----------------

          Total increase (decrease) in net assets       (10,190,776)          6,848,135           (817,809)          (961,533)

Net assets at beginning of period                        27,258,269          20,410,134          3,974,184          4,935,717
                                                   -----------------   -----------------  -----------------  -----------------
Net assets at end of period                         $    17,067,493     $    27,258,269    $     3,156,375    $     3,974,184
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)

                                                   PHOENIX-ENGEMANN STRATEGIC ALLOCATION     PHOENIX-ENGEMANN VALUE EQUITY
                                                                SUBACCOUNT                           SUBACCOUNT
                                                   -------------------------------------  ------------------------------------
                                                         2005                 2004              2005                2004
                                                         ----                 ----              ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)              $     2,137,872     $     3,124,631    $       (20,111)   $       (57,646)
          Realized gains (losses)                         7,349,901           8,459,706            410,048           (558,158)
          Unrealized appreciation (depreciation)
               during the year                           (8,856,518)          1,924,706            167,582          2,565,801
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets
      from operations                                       631,255          13,509,043            557,519          1,949,997
                                                   -----------------   -----------------  -----------------  -----------------

Contract transactions:
          Payments received from
               contract owners                            2,548,588           2,739,950            737,764            637,751
          Transfers between subaccounts
               (including fixed account), net            (7,892,090)         (4,368,063)        (1,865,602)         2,695,849
          Transfers for contract
               benefits and terminations                (34,646,957)        (41,054,988)        (3,514,803)        (3,078,933)
          Contract maintenance charges                     (177,632)           (221,397)           (23,734)           (20,182)
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                        (40,168,091)        (42,904,498)        (4,666,375)           234,485

Increase (decrease) in amounts retained in
      PHLVIC Universal Life Separate Account, net              -                   -                  -                  -
                                                   -----------------   -----------------  -----------------  -----------------

          Total increase (decrease) in net assets       (39,536,836)        (29,395,455)        (4,108,856)         2,184,482

Net assets at beginning of period                       223,475,821         252,871,276         18,378,660         16,194,178
                                                   -----------------   -----------------  -----------------  -----------------
Net assets at end of period                         $   183,938,985     $   223,475,821    $    14,269,804    $    18,378,660
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)

                                                       PHOENIX-GOODWIN MONEY MARKET           PHOENIX-GOODWIN MULTI-SECTOR
                                                                SUBACCOUNT                        FIXED INCOME SUBACCOUNT
                                                   -------------------------------------  ------------------------------------
                                                         2005                 2004              2005                2004
                                                         ----                 ----              ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)              $       313,833     $      (158,269)   $     1,763,955    $     2,928,444
          Realized gains (losses)                              -                      3           (452,155)          (661,453)
          Unrealized appreciation (depreciation)
               during the year                                 -                     (3)        (1,115,930)           866,587
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets                                              -
      from operations                                       313,833            (158,269)           195,870          3,133,578
                                                   -----------------   -----------------  -----------------  -----------------

Contract transactions:
          Payments received from
               contract owners                            3,150,145           3,045,796          1,140,984          1,398,603
          Transfers between subaccounts
               (including fixed account), net             6,206,675            (678,650)        (1,407,061)         3,848,721
          Transfers for contract
               benefits and terminations                 (8,379,969)        (13,210,173)       (11,375,881)       (11,816,307)
          Contract maintenance charges                      (66,169)            (88,631)           (54,723)           (57,871)
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                            910,682         (10,931,658)       (11,696,681)        (6,626,854)

Increase (decrease) in amounts retained in
      PHLVIC Universal Life Separate Account, net              -                   -                  -                  -
                                                   -----------------   -----------------  -----------------  -----------------

          Total increase (decrease) in net assets         1,224,515         (11,089,927)       (11,500,811)        (3,493,276)

Net assets at beginning of period                        26,220,642          37,310,569         58,192,436         61,685,712
                                                   -----------------   -----------------  -----------------  -----------------
Net assets at end of period                         $    27,445,157     $    26,220,642    $    46,691,625    $    58,192,436
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)

                                                       PHOENIX-GOODWIN MULTI-SECTOR          PHOENIX-KAYNE RISING DIVIDENDS
                                                        SHORT TERM BOND SUBACCOUNT                     SUBACCOUNT
                                                   -------------------------------------  ------------------------------------
                                                         2005                 2004              2005                2004
                                                         ----                 ----              ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)              $        71,642     $        55,659    $        (1,356)   $         6,034
          Realized gains (losses)                            (2,795)             14,226             72,741               (969)
          Unrealized appreciation (depreciation)
               during the year                              (66,946)             12,994           (119,150)            61,542
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets
      from operations                                         1,901              82,879            (47,765)            66,607
                                                   -----------------   -----------------  -----------------  -----------------

Contract transactions:
          Payments received from
               contract owners                              126,259             315,128             92,750            313,543
          Transfers between subaccounts
               (including fixed account), net             1,607,879             799,015           (214,298)           974,276
          Transfers for contract
               benefits and terminations                   (410,511)         (1,090,337)          (312,714)          (211,527)
          Contract maintenance charges                         (977)             (1,306)            (2,035)              (988)
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                          1,322,650              22,500           (436,297)         1,075,304

Increase (decrease) in amounts retained in
      PHLVIC Universal Life Separate Account, net              -                   -               (12,625)            22,268
                                                   -----------------   -----------------  -----------------  -----------------

          Total increase (decrease) in net assets         1,324,551             105,379           (496,687)         1,164,179

Net assets at beginning of period                         2,086,809           1,981,430          2,861,617          1,697,438
                                                   -----------------   -----------------  -----------------  -----------------
Net assets at end of period                         $     3,411,360     $     2,086,809    $     2,364,930    $     2,861,617
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)

                                                      PHOENIX-KAYNE SMALL-CAP QUALITY         PHOENIX-LAZARD INTERNATIONAL
                                                             VALUE SUBACCOUNT                   EQUITY SELECT SUBACCOUNT
                                                   -------------------------------------  ------------------------------------
                                                         2005                 2004              2005                2004
                                                         ----                 ----              ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)              $         4,749     $        (2,047)   $         9,422    $            92
          Realized gains (losses)                           119,636              21,606             46,705            176,461
          Unrealized appreciation (depreciation)
               during the year                                5,509             185,274            392,732            173,164
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets
      from operations                                       129,894             204,833            448,859            349,717
                                                   -----------------   -----------------  -----------------  -----------------

Contract transactions:
          Payments received from
               contract owners                               97,058              70,964          1,038,824            601,318
          Transfers between subaccounts
               (including fixed account), net               328,549             791,692          3,231,272          1,254,854
          Transfers for contract
               benefits and terminations                   (267,049)            (78,282)          (558,483)          (262,650)
          Contract maintenance charges                       (1,906)               (625)            (4,833)            (2,286)
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                            156,652             783,749          3,706,780          1,591,236

Increase (decrease) in amounts retained in
      PHLVIC Universal Life Separate Account, net            57,355             143,953               -            (1,221,852)
                                                   -----------------   -----------------  -----------------  -----------------

          Total increase (decrease) in net assets           343,901           1,132,535          4,155,639            719,101

Net assets at beginning of period                         2,283,764           1,151,229          3,197,605          2,478,504
                                                   -----------------   -----------------  -----------------  -----------------
Net assets at end of period                         $     2,627,665     $     2,283,764    $     7,353,244    $     3,197,605
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)

                                                          PHOENIX-NORTHERN DOW 30         PHOENIX-NORTHERN NASDAQ-100 INDEX(R)
                                                                 SUBACCOUNT                            SUBACCOUNT
                                                   -------------------------------------  ------------------------------------
                                                         2005                 2004              2005                2004
                                                         ----                 ----              ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)              $        20,641     $        24,075    $       (51,189)   $       (41,839)
          Realized gains (losses)                          (146,449)            (19,271)          (450,298)          (287,550)
          Unrealized appreciation (depreciation)
               during the year                               62,360             185,791            443,915            655,948
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets
      from operations                                       (63,448)            190,595            (57,572)           326,559
                                                   -----------------   -----------------  -----------------  -----------------

Contract transactions:
          Payments received from
               contract owners                              275,824             293,418            108,473            450,463
          Transfers between subaccounts
               (including fixed account), net              (831,669)             62,925           (310,618)           162,422
          Transfers for contract
               benefits and terminations                 (1,469,728)         (1,453,611)          (495,910)          (478,253)
          Contract maintenance charges                      (10,362)             (9,538)            (9,381)            (5,717)
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                         (2,035,935)         (1,106,806)          (707,436)           128,915

Increase (decrease) in amounts retained in
      PHLVIC Universal Life Separate Account, net              -                   -                  -            (1,883,540)
                                                   -----------------   -----------------  -----------------  -----------------

          Total increase (decrease) in net assets        (2,099,383)           (916,211)          (765,008)        (1,428,066)

Net assets at beginning of period                         7,109,526           8,025,737          4,783,473          6,211,539
                                                   -----------------   -----------------  -----------------  -----------------
Net assets at end of period                         $     5,010,143     $     7,109,526    $     4,018,465    $     4,783,473
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)

                                                     PHOENIX-SANFORD BERNSTEIN MID-CAP     PHOENIX-SANFORD BERNSTEIN SMALL-CAP
                                                             VALUE SUBACCOUNT                     VALUE SUBACCOUNT
                                                   -------------------------------------  ------------------------------------
                                                         2005                 2004              2005                2004
                                                         ----                 ----              ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)              $      (250,215)    $      (209,261)   $      (138,258)   $      (129,390)
          Realized gains (losses)                         2,095,465           1,662,531            819,652          1,183,573
          Unrealized appreciation (depreciation)
               during the year                             (500,834)          1,850,424            (47,422)           878,280
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets
      from operations                                     1,344,416           3,303,694            633,972          1,932,463
                                                   -----------------   -----------------  -----------------  -----------------

Contract transactions:
          Payments received from
               contract owners                              730,755             753,816            253,910            542,038
          Transfers between subaccounts
               (including fixed account), net             1,230,681           2,809,248          1,725,521            546,297
          Transfers for contract
               benefits and terminations                 (3,224,262)         (2,865,403)        (1,890,702)        (1,568,205)
          Contract maintenance charges                      (23,392)            (19,481)           (11,352)            (8,046)
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                         (1,286,218)            678,180             77,377           (487,916)

Increase (decrease) in amounts retained in
      PHLVIC Universal Life Separate Account, net              -                   -                  -                  -
                                                   -----------------   -----------------  -----------------  -----------------

          Total increase (decrease) in net assets            58,198           3,981,874            711,349          1,444,547

Net assets at beginning of period                        21,232,259          17,250,385         10,771,537          9,326,990
                                                   -----------------   -----------------  -----------------  -----------------
Net assets at end of period                         $    21,290,457     $    21,232,259    $    11,482,886    $    10,771,537
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)

                                                        RYDEX VARIABLE TRUST JUNO              RYDEX VARIABLE TRUST NOVA
                                                                SUBACCOUNT                             SUBACCOUNT
                                                   -------------------------------------  ------------------------------------
                                                         2005                 2004              2005                2004
                                                         ----                 ----              ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)              $       (30,402)    $       (30,951)   $          (961)   $          (684)
          Realized gains (losses)                           (14,391)             26,317                 77                 78
          Unrealized appreciation (depreciation)
               during the year                              (80,833)           (209,029)             2,784              5,654
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets
      from operations                                      (125,626)           (213,663)             1,900              5,048
                                                   -----------------   -----------------  -----------------  -----------------

Contract transactions:
          Payments received from
               contract owners                              181,047             518,922             11,741             30,547
          Transfers between subaccounts
               (including fixed account), net               (48,977)            499,103               (187)            24,497
          Transfers for contract
               benefits and terminations                   (150,528)             (4,365)              (268)              (123)
          Contract maintenance charges                       (5,539)             (1,472)               (52)                (3)
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                            (23,997)          1,012,188             11,234             54,918

Increase (decrease) in amounts retained in
      PHLVIC Universal Life Separate Account, net              -                   -                  -                   -
                                                   -----------------   -----------------  -----------------  -----------------

          Total increase (decrease) in net assets          (149,623)            798,525             13,134             59,966

Net assets at beginning of period                         1,862,080           1,063,555             63,000              3,034
                                                   -----------------   -----------------  -----------------  -----------------
Net assets at end of period                         $     1,712,457     $     1,862,080    $        76,134    $        63,000
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)

                                                   RYDEX VARIABLE TRUST SECTOR ROTATION       SCUDDER VIT EQUITY 500 INDEX -
                                                                 SUBACCOUNT                        CLASS A SUBACCOUNT
                                                   -------------------------------------  ------------------------------------
                                                         2005                 2004              2005                2004
                                                         ----                 ----              ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)              $        (8,959)    $        (7,998)   $        18,770    $       (20,669)
          Realized gains (losses)                             6,233              52,759            356,492             97,340
          Unrealized appreciation (depreciation)
               during the year                               94,995                (987)          (118,692)           702,925
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets
      from operations                                        92,269              43,774            256,570            779,596
                                                   -----------------   -----------------  -----------------  -----------------

Contract transactions:
          Payments received from
               contract owners                               10,128              42,555            548,944            600,269
          Transfers between subaccounts
               (including fixed account), net               593,461              (2,991)           443,100          1,943,473
          Transfers for contract
               benefits and terminations                   (108,412)           (281,464)        (2,077,424)        (1,680,864)
          Contract maintenance charges                         (787)               (437)           (17,811)            (6,224)
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                            494,390            (242,337)        (1,103,191)           856,654

Increase (decrease) in amounts retained in
      PHLVIC Universal Life Separate Account, net              -                   -                  -                  -
                                                   -----------------   -----------------  -----------------  -----------------

          Total increase (decrease) in net assets           586,659            (198,563)          (846,621)         1,636,250

Net assets at beginning of period                           544,840             743,403          9,335,179          7,698,929
                                                   -----------------   -----------------  -----------------  -----------------
Net assets at end of period                         $     1,131,499     $       544,840    $     8,488,558    $     9,335,179
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)

                                                            TECHNOLOGY - CLASS I             TEMPLETON DEVELOPING MARKETS
                                                                SUBACCOUNT                SECURITIES - CLASS 1     SUBACCOUNT
                                                   -------------------------------------  ------------------------------------
                                                         2005                 2004              2005                2004
                                                         ----                 ----              ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)              $       (36,031)    $       (55,387)   $           537    $         4,245
          Realized gains (losses)                        (3,227,368)         (5,397,540)            45,864              7,391
          Unrealized appreciation (depreciation)
               during the year                            3,165,451           5,171,381            174,262            164,868
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets
      from operations                                       (97,948)           (281,546)           220,663            176,504
                                                   -----------------   -----------------  -----------------  -----------------

Contract transactions:
          Payments received from
               contract owners                              103,131             227,903              3,250              3,000
          Transfers between subaccounts
               (including fixed account), net              (450,299)           (934,555)           134,481             42,319
          Transfers for contract
               benefits and terminations                   (510,851)           (712,520)          (278,577)           (42,548)
          Contract maintenance charges                      (10,443)            (10,439)              (688)              (596)
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                           (868,462)         (1,429,611)          (141,534)             2,175

Increase (decrease) in amounts retained in
      PHLVIC Universal Life Separate Account, net              -                   -                  -                  -
                                                   -----------------   -----------------  -----------------  -----------------

          Total increase (decrease) in net assets          (966,410)         (1,711,157)            79,129            178,679

Net assets at beginning of period                         3,582,192           5,293,349            907,439            728,760
                                                   -----------------   -----------------  -----------------  -----------------
Net assets at end of period                         $     2,615,782     $     3,582,192    $       986,568    $       907,439
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)

                                                       TEMPLETON DEVELOPING MARKETS          TEMPLETON FOREIGN SECURITIES -
                                                      SECURITIES - CLASS 2 SUBACCOUNT              CLASS 1 SUBACCOUNT
                                                   -------------------------------------  ------------------------------------
                                                         2005                 2004              2005                2004
                                                         ----                 ----              ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)              $         1,458     $        10,573    $       (19,266)   $       (63,739)
          Realized gains (losses)                           (21,516)            (79,855)         1,041,787            726,091
          Unrealized appreciation (depreciation)
               during the year                              437,711             435,926          1,066,539          3,361,572
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets
      from operations                                       417,653             366,644          2,089,060          4,023,924
                                                   -----------------   -----------------  -----------------  -----------------

Contract transactions:
          Payments received from
               contract owners                               11,114              21,055             36,703             92,980
          Transfers between subaccounts
               (including fixed account), net              (105,377)            (61,367)          (492,923)          (178,413)
          Transfers for contract
               benefits and terminations                   (206,879)           (227,005)        (3,016,975)        (3,713,103)
          Contract maintenance charges                       (1,805)             (2,447)           (16,563)           (19,362)
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                           (302,947)           (269,764)        (3,489,758)        (3,817,898)

Increase (decrease) in amounts retained in
      PHLVIC Universal Life Separate Account, net              -                   -                  -                  -
                                                   -----------------   -----------------  -----------------  -----------------

          Total increase (decrease) in net assets           114,706              96,880         (1,400,698)           206,026

Net assets at beginning of period                         1,840,569           1,743,689         26,200,448         25,994,422
                                                   -----------------   -----------------  -----------------  -----------------
Net assets at end of period                         $     1,955,275     $     1,840,569    $    24,799,750    $    26,200,448
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)

                                                      TEMPLETON FOREIGN SECURITIES -      TEMPLETON GLOBAL ASSET ALLOCATION -
                                                            CLASS 2 SUBACCOUNT                    CLASS 1 SUBACCOUNT
                                                   -------------------------------------  ------------------------------------
                                                         2005                 2004              2005                2004
                                                         ----                 ----              ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)              $        (8,446)    $       (15,562)   $     1,047,759    $       662,656
          Realized gains (losses)                          (120,058)           (454,237)         1,481,039          2,374,757
          Unrealized appreciation (depreciation)
               during the year                              772,499           1,562,420         (1,594,205)         2,516,636
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets
      from operations                                       643,995           1,092,621            934,593          5,554,049
                                                   -----------------   -----------------  -----------------  -----------------

Contract transactions:
          Payments received from
               contract owners                              549,600             528,860            145,939            182,946
          Transfers between subaccounts
               (including fixed account), net               442,856             422,364            (98,773)           229,287
          Transfers for contract
               benefits and terminations                 (1,196,975)         (2,104,676)        (4,094,051)        (6,720,115)
          Contract maintenance charges                       (9,398)            (24,177)           (30,868)           (35,396)
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                           (213,917)         (1,177,629)        (4,077,753)        (6,343,278)

Increase (decrease) in amounts retained in
      PHLVIC Universal Life Separate Account, net              -                   -                  -                  -
                                                   -----------------   -----------------  -----------------  -----------------

          Total increase (decrease) in net assets           430,078             (85,008)        (3,143,160)          (789,229)

Net assets at beginning of period                         7,374,723           7,459,731         43,295,712         44,084,941
                                                   -----------------   -----------------  -----------------  -----------------
Net assets at end of period                         $     7,804,801     $     7,374,723    $    40,152,552    $    43,295,712
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)

                                                    TEMPLETON GLOBAL ASSET ALLOCATION -   TEMPLETON GLOBAL INCOME SECURITIES -
                                                             CLASS 2 SUBACCOUNT                   CLASS 1 SUBACCOUNT
                                                   -------------------------------------  ------------------------------------
                                                         2005                 2004              2005                2004
                                                         ----                 ----              ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)              $        61,504     $        46,944    $       248,462    $       505,706
          Realized gains (losses)                           (36,254)           (165,283)            39,077             44,209
          Unrealized appreciation (depreciation)
               during the year                               20,287             489,759           (511,090)            70,711
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets
      from operations                                        45,537             371,420           (223,551)           620,626
                                                   -----------------   -----------------  -----------------  -----------------

Contract transactions:
          Payments received from
               contract owners                               58,353              90,223             17,631              9,080
          Transfers between subaccounts
               (including fixed account), net              (142,466)           (115,771)           357,547           (165,380)
          Transfers for contract
               benefits and terminations                   (423,873)           (798,142)          (431,971)          (471,273)
          Contract maintenance charges                       (2,839)            (10,188)            (3,227)            (4,151)
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                           (510,825)           (833,878)           (60,020)          (631,724)

Increase (decrease) in amounts retained in
      PHLVIC Universal Life Separate Account, net              -                   -                  -                  -
                                                   -----------------   -----------------  -----------------  -----------------

          Total increase (decrease) in net assets          (465,288)           (462,458)          (283,571)           (11,098)

Net assets at beginning of period                         2,819,756           3,282,214          5,209,456          5,220,554
                                                   -----------------   -----------------  -----------------  -----------------
Net assets at end of period                         $     2,354,468     $     2,819,756    $     4,925,885    $     5,209,456
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)

                                                       TEMPLETON GROWTH SECURITIES -      TEMPLETON GROWTH SECURITIES - CLASS 2
                                                             CLASS 1 SUBACCOUNT                        SUBACCOUNT
                                                   -------------------------------------  ------------------------------------
                                                         2005                 2004              2005                2004
                                                         ----                 ----              ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)              $      (139,217)    $      (123,076)   $       (16,319)   $        (9,515)
          Realized gains (losses)                           275,875          (1,251,874)            78,779             44,586
          Unrealized appreciation (depreciation)
               during the year                            6,323,686          14,005,786            735,585          1,313,125
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets
      from operations                                     6,460,344          12,630,836            798,045          1,348,196
                                                   -----------------   -----------------  -----------------  -----------------
Contract transactions:
          Payments received from
               contract owners                              477,572             253,589            429,991            442,268
          Transfers between subaccounts
               (including fixed account), net            (1,503,849)            936,128          1,105,022            991,387
          Transfers for contract
               benefits and terminations                (11,962,429)        (13,150,969)        (2,126,981)        (1,279,582)
          Contract maintenance charges                      (61,130)            (68,443)           (16,838)           (13,320)
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                        (13,049,836)        (12,029,695)          (608,806)           140,753

Increase (decrease) in amounts retained in
      PHLVIC Universal Life Separate Account, net              -                   -                  -                  -
                                                   -----------------   -----------------  -----------------  -----------------

          Total increase (decrease) in net assets        (6,589,492)            601,141            189,239          1,488,949

Net assets at beginning of period                        95,644,403          95,043,262         10,850,529          9,361,580
                                                   -----------------   -----------------  -----------------  -----------------
Net assets at end of period                         $    89,054,911     $    95,644,403    $    11,039,768    $    10,850,529
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)

                                                        WANGER INTERNATIONAL SELECT          WANGER INTERNATIONAL SMALL CAP
                                                                SUBACCOUNT                             SUBACCOUNT
                                                   -------------------------------------  ------------------------------------
                                                         2005                 2004              2005                2004
                                                         ----                 ----              ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)              $        38,399     $       (39,419)   $      (101,870)   $      (326,891)
          Realized gains (losses)                            16,567             (11,629)         5,564,901          2,510,588
          Unrealized appreciation (depreciation)
               during the year                              707,760             916,551          5,412,315         12,688,303
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets
      from operations                                       762,726             865,503         10,875,346         14,872,000
                                                   -----------------   -----------------  -----------------  -----------------

Contract transactions:
          Payments received from
               contract owners                              168,349             191,656          1,085,755          1,241,367
          Transfers between subaccounts
               (including fixed account), net               732,510             445,561           (651,202)        (1,201,456)
          Transfers for contract
               benefits and terminations                   (675,984)           (429,658)       (12,207,673)       (11,258,094)
          Contract maintenance charges                       (8,708)             (9,285)           (64,708)           (61,876)
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                            216,167             198,274        (11,837,828)       (11,280,059)

Increase (decrease) in amounts retained in
      PHLVIC Universal Life Separate Account, net              -                   -                  -                  -
                                                   -----------------   -----------------  -----------------  -----------------

          Total increase (decrease) in net assets           978,893           1,063,777           (962,482)         3,591,941

Net assets at beginning of period                         4,901,049           3,837,272         62,137,460         58,545,519
                                                   -----------------   -----------------  -----------------  -----------------
Net assets at end of period                         $     5,879,942     $     4,901,049    $    61,174,978    $    62,137,460
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)

                                                               WANGER SELECT                  WANGER U.S. SMALLER COMPANIES
                                                                SUBACCOUNT                             SUBACCOUNT
                                                   -------------------------------------  ------------------------------------
                                                         2005                 2004              2005                2004
                                                         ----                 ----              ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)              $       (86,930)    $       (82,110)   $    (1,164,319)   $    (1,342,733)
          Realized gains (losses)                           558,665             211,740         14,555,834         12,007,798
          Unrealized appreciation (depreciation)
               during the year                              138,455             925,442         (5,128,263)         5,035,414
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets
      from operations                                       610,190           1,055,072          8,263,252         15,700,479
                                                   -----------------   -----------------  -----------------  -----------------

Contract transactions:
          Payments received from
               contract owners                              252,815             265,580          1,628,871          1,824,093
          Transfers between subaccounts
               (including fixed account), net               251,525             528,511         (2,867,604)        (4,129,915)
          Transfers for contract
               benefits and terminations                   (697,801)           (934,139)       (21,400,002)       (22,492,852)
          Contract maintenance charges                       (6,221)             (8,772)          (105,150)          (149,501)
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                           (199,682)           (148,820)       (22,743,885)       (24,948,175)

Increase (decrease) in amounts retained in
      PHLVIC Universal Life Separate Account, net              -                   -                  -                  -
                                                   -----------------   -----------------  -----------------  -----------------

          Total increase (decrease) in net assets           410,508             906,252        (14,480,633)        (9,247,696)

Net assets at beginning of period                         7,127,781           6,221,529        103,301,043        112,548,739
                                                   -----------------   -----------------  -----------------  -----------------
Net assets at end of period                         $     7,538,289     $     7,127,781    $    88,820,410    $   103,301,043
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION

The Phoenix Life Variable Accumulation Account (the "Separate Account"), is a separate investment account of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a wholly-owned subsidiary of The Phoenix Companies, Inc. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established June 21, 1982. The Separate Account currently consists of 54 subaccounts that invest in shares of an underlying fund. The underlying funds include The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Lazard Retirement Series, Lord Abbett Series Fund, Inc., The Rydex Variable Trust, Scudder Investments VIT Funds, The Universal Institutional Funds, Inc. and Wanger Advisors Trust (collectively, the "Funds").

The Separate Account invests in the following subaccounts:

   ---------------------------------------------------------------------------
   AIM V.I. Capital Appreciation Fund - Class I
   ---------------------------------------------------------------------------
   AIM V.I. Mid Cap Core Equity Fund - Class I
   ---------------------------------------------------------------------------
   AIM V.I. Premier Equity Fund - Class I
   ---------------------------------------------------------------------------
   Alger American Leveraged AllCap Portfolio - Class O
   ---------------------------------------------------------------------------
   Federated Fund for U.S. Government Securities II
   ---------------------------------------------------------------------------
   Federated High Income Bond Fund II - Primary Shares
   ---------------------------------------------------------------------------
   Fidelity VIP Contrafund(R) Portfolio - Service Class
   ---------------------------------------------------------------------------
   Fidelity VIP Growth Opportunities Portfolio - Service Class
   ---------------------------------------------------------------------------
   Fidelity VIP Growth Portfolio - Service Class
   ---------------------------------------------------------------------------
   Lazard Retirement Small Cap Portfolio
   ---------------------------------------------------------------------------
   Lord Abbett Bond-Debenture Portfolio - Class VC
   ---------------------------------------------------------------------------
   Lord Abbett Growth and Income Portfolio - Class VC
   ---------------------------------------------------------------------------
   Lord Abbett Mid-Cap Value Portfolio - Class VC
   ---------------------------------------------------------------------------
   Mutual Shares Securities Fund - Class 2 (included in Franklin Templeton Variable Insurance Product Trust funds)
   ---------------------------------------------------------------------------
   Phoenix Mid-Cap Growth Series
   ---------------------------------------------------------------------------
   Phoenix Strategic Theme Series
   ---------------------------------------------------------------------------
   Phoenix-Aberdeen International Series
   ---------------------------------------------------------------------------
   Phoenix-AIM Growth Series
   ---------------------------------------------------------------------------
   Phoenix-Alger Small-Cap Growth Series
   ---------------------------------------------------------------------------
   Phoenix-Alliance/Bernstein Enhanced Index Series
   ---------------------------------------------------------------------------
   Phoenix-Duff & Phelps Real Estate Securities Series
   ---------------------------------------------------------------------------
   Phoenix-Engemann Capital Growth Series
   ---------------------------------------------------------------------------
   Phoenix-Engemann Growth and Income Series
   ---------------------------------------------------------------------------
   Phoenix-Engemann Small-Cap Growth Series
   ---------------------------------------------------------------------------
   Phoenix-Engemann Strategic Allocation Series
   ---------------------------------------------------------------------------
   Phoenix-Engemann Value Equity Series
   ---------------------------------------------------------------------------
   Phoenix-Goodwin Money Market Series
   ---------------------------------------------------------------------------
   Phoenix-Goodwin Multi-Sector Fixed Income Series
   ---------------------------------------------------------------------------
   Phoenix-Goodwin Multi-Sector Short Term Bond Series
   ---------------------------------------------------------------------------
   Phoenix-Kayne Rising Dividends Series
   ---------------------------------------------------------------------------
   Phoenix-Kayne Small-Cap Quality Value Series
   ---------------------------------------------------------------------------
   Phoenix-Lazard International Equity Select Series
   ---------------------------------------------------------------------------
   Phoenix-Northern Dow 30 Series
   ---------------------------------------------------------------------------
   Phoenix-Northern Nasdaq-100 Index(R) Series
   ---------------------------------------------------------------------------
   Phoenix-Sanford Bernstein Mid-Cap Value Series
   ---------------------------------------------------------------------------
   Phoenix-Sanford Bernstein Small-Cap Value Series
   ---------------------------------------------------------------------------
   Rydex Variable Trust Juno Fund
   ---------------------------------------------------------------------------
   Rydex Variable Trust Nova Fund
   ---------------------------------------------------------------------------

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

   ---------------------------------------------------------------------------
   Rydex Variable Trust Sector Rotation Fund
   ---------------------------------------------------------------------------
   Scudder VIT Equity 500 Index Fund- Class A
   ---------------------------------------------------------------------------
   Technology Portfolio - Class I (included in Universal Institutional
   Funds, Inc funds)
   ---------------------------------------------------------------------------
   Templeton Developing Markets Securities Fund - Class 1
   ---------------------------------------------------------------------------
   Templeton Developing Markets Securities Fund - Class 2
   ---------------------------------------------------------------------------
   Templeton Foreign Securities Fund - Class 1
   ---------------------------------------------------------------------------
   Templeton Foreign Securities Fund - Class 2
   ---------------------------------------------------------------------------
   Templeton Global Asset Allocation Fund - Class 1
   ---------------------------------------------------------------------------
   Templeton Global Asset Allocation Fund - Class 2
   ---------------------------------------------------------------------------
   Templeton Global Income Securities Fund - Class 1
   ---------------------------------------------------------------------------
   Templeton Growth Securities Fund - Class 1
   ---------------------------------------------------------------------------
   Templeton Growth Securities Fund - Class 2
   ---------------------------------------------------------------------------
   Wanger International Select
   ---------------------------------------------------------------------------
   Wanger International Small Cap
   ---------------------------------------------------------------------------
   Wanger Select
   ---------------------------------------------------------------------------
   Wanger U.S. Smaller Companies
   ---------------------------------------------------------------------------


Additionally, policy owners also may direct the allocation of their investments between the Separate Account and the Guaranteed Interest Account.

The financial statements are presented at a total aggregate separate account level and not at the individual product level as was the case in previous years.

Comparative year information for the year ended December 31, 2004 and prior year financial highlight data (December 31, 2001 through December 31, 2004) have been reformatted to be consistent with the current year presentation.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies of the Separate Account, which are in accordance with accounting principles generally accepted in the United States of America in the investment company industry:

A. VALUATION OF INVESTMENTS: Investments are made exclusively in the Funds and are valued at the reported net asset values per share of the respective subaccounts.

B. INVESTMENT TRANSACTIONS AND RELATED INCOME: Investment transactions are recorded on the trade date. Realized gains and losses on the sales of shares of the Funds are computed on the basis of the identified cost of the share sold. Dividend income and gains from investments are recorded on the ex-distribution date.

C. INCOME TAXES: The Separate Account is not a separate entity from Phoenix, and under current federal income tax law, income arising from the Separate Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

D. USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.

E. DISTRIBUTIONS: Distributions from the Funds are recorded by each subaccount on the ex-dividend date.

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF INVESTMENTS

      The cost of purchases and proceeds from sales of investments for the period ended December 31, 2005 were as follows:


SUBACCOUNT                                                             PURCHASES                       SALES
----------                                                             ---------                       -----
      AIM V.I. Capital Appreciation Fund - Class I                   $   1,249,930                 $    850,791
      AIM V.I. Mid Cap Core Equity Fund - Class I                          837,012                      539,363
      AIM V.I. Premier Equity Fund - Class I                               408,021                      601,516
      Alger American Leveraged AllCap Portfolio - Class O                  631,307                    1,526,586
      Federated Fund for U.S. Government Securities II                   6,638,751                    8,173,303
      Federated High Income Bond Fund II - Primary Shares                3,318,278                    2,426,186
      Fidelity VIP Contrafund(R) Portfolio - Service Class              10,605,505                    7,134,329
      Fidelity VIP Growth Opportunities Portfolio - Service Class        1,009,867                      425,012
      Fidelity VIP Growth Portfolio - Service Class                        782,255                    2,500,182
      Lazard Retirement Small Cap Portfolio                              5,305,201                      209,033
      Lord Abbett Bond-Debenture Portfolio - Class VC                    6,491,654                      467,189
      Lord Abbett Growth and Income Portfolio - Class VC                10,901,654                    1,027,443
      Lord Abbett Mid-Cap Value Portfolio - Class VC                     6,886,101                      949,298
      Mutual Shares Securities Fund - Class 2                            3,540,663                    2,090,778
      Phoenix Mid-Cap Growth Series                                        656,905                    3,821,128
      Phoenix Strategic Theme Series                                     1,063,250                    7,329,180
      Phoenix-Aberdeen International Series                              4,404,245                   22,677,865
      Phoenix-AIM Growth Series                                            550,993                   10,579,255
      Phoenix-Alger Small-Cap Growth Series                                753,114                      638,498
      Phoenix-Alliance/Bernstein Enhanced Index Series                   1,485,785                    6,197,574
      Phoenix-Duff & Phelps Real Estate Securities Series                5,960,577                    6,360,293
      Phoenix-Engemann Capital Growth Series                             3,177,321                   64,686,848
      Phoenix-Engemann Growth and Income Series                          4,407,145                   15,388,469
      Phoenix-Engemann Small-Cap Growth Series                             797,782                    1,883,858
      Phoenix-Engemann Strategic Allocation Series                      12,653,735                   45,809,956
      Phoenix-Engemann Value Equity Series                               1,153,291                    5,858,458
      Phoenix-Goodwin Money Market Series                               20,832,925                   19,638,622
      Phoenix-Goodwin Multi-Sector Fixed Income Series                   5,936,691                   15,929,017
      Phoenix-Goodwin Multi-Sector Short Term Bond Series                2,008,219                      616,212
      Phoenix-Kayne Rising Dividends Series                                581,428                    1,005,341
      Phoenix-Kayne Small-Cap Quality Value Series                         903,447                      651,847
      Phoenix-Lazard International Equity Select Series                  4,700,764                      953,949
      Phoenix-Northern Dow 30 Series                                       586,853                    2,609,533
      Phoenix-Northern Nasdaq-100 Index(R) Series                          701,693                    1,465,184
      Phoenix-Sanford Bernstein Mid-Cap Value Series                     5,531,099                    5,551,589
      Phoenix-Sanford Bernstein Small-Cap Value Series                   3,784,567                    3,229,086
      Rydex Variable Trust Juno Fund                                       240,228                      297,214
      Rydex Variable Trust Nova Fund                                        12,140                        1,948
      Rydex Variable Trust Sector Rotation Fund                            636,343                      151,430
      Scudder VIT Equity 500 Index Fund - Class A                        3,017,032                    4,111,262
      Technology Portfolio - Class I                                       374,316                    1,282,623
      Templeton Developing Markets Securities Fund - Class 1               160,623                      302,636
      Templeton Developing Markets Securities Fund - Class 2                38,740                      341,989
      Templeton Foreign Securities Fund - Class 1                          460,259                    3,998,674
      Templeton Foreign Securities Fund - Class 2                        1,560,384                    1,790,288
      Templeton Global Asset Allocation Fund - Class 1                   2,024,348                    5,102,408
      Templeton Global Asset Allocation Fund - Class 2                     169,940                      622,117
      Templeton Global Income Securities Fund - Class 1                    754,404                      571,760
      Templeton Growth Securities Fund - Class 1                         2,499,309                   15,795,139
      Templeton Growth Securities Fund - Class 2                         2,187,691                    2,823,747

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

Note 3--Purchases and Proceeds from Sales of Investments (Continued)


      Wanger International Select                                    $   1,587,085                 $  1,337,325
      Wanger International Small Cap                                     3,904,819                   15,906,628
      Wanger Select                                                      1,457,085                    1,256,816
      Wanger U.S. Smaller Companies                                      3,259,427                   27,273,215
                                                                     --------------               --------------
                                                                     $ 165,582,201                $ 354,769,990
                                                                     ==============              ===============

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--CHANGES IN UNITS OUTSTANDING


                                                 -----------------------------------------------------------------------------------
The changes in units outstanding were as follows:     For period ended December 31, 2005       For period ended December 31, 2004

                                                           UNITS       UNITS      NET INCREASE   UNITS        UNITS     NET INCREASE
                                                           -----       -----      ------------   -----        -----     ------------
SUBACCOUNT                                                 ISSUED     REDEEMED     (DECREASE)    ISSUED      REDEEMED    (DECREASE)
----------                                                 ------     --------     ----------    ------      --------    ----------
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Class I             1,359,774     (906,166)      453,608   1,232,731     (691,515)     541,216
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund - Class I                618,842     (472,326)      146,516   6,000,932      (12,622)   5,988,310
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund - Class I                     443,667     (673,303)     (229,636)    385,753     (819,528)    (433,775)
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio - Class O        962,335   (2,376,982)   (1,414,647)  1,609,351   (3,321,211)  (1,711,860)
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II         4,872,246   (6,511,250)   (1,639,004)  5,012,740   (6,650,577)  (1,637,837)
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary Shares      2,445,765   (1,959,803)      485,962   1,454,868   (4,713,776)  (3,258,908)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio -
Service Class                                            9,800,257   (5,799,685)    4,000,572   8,495,294   (3,564,129)   4,931,165
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio -
Service Class                                            1,177,263     (544,377)      632,886     465,433     (820,743)    (355,310)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio - Service Class            1,200,128   (3,831,002)   (2,630,874)  4,676,059   (4,317,248)     358,811
------------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio                    5,019,112     (150,659)    4,868,453           -            -          -
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio - Class VC          6,236,639     (419,803)    5,816,836           -            -          -
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio - Class VC      10,330,562     (943,753)    9,386,809           -            -          -
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio - Class VC           6,643,607     (853,476)    5,790,131           -            -          -
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund - Class 2                  2,311,625   (1,344,740)      966,885   1,738,278   (1,411,089)     327,189
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                              573,223   (3,026,294)   (2,453,071)  1,420,848   (3,573,547)  (2,152,699)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Theme Series                             814,406   (5,256,578)   (4,442,172)  1,155,688   (5,756,595)  (4,600,907)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                    1,202,369   (9,586,429)   (8,384,060)  5,942,920   (6,854,847)    (911,927)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                                  953,474  (16,537,331)  (15,583,857)  2,094,020   (7,542,899)  (5,448,879)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                      271,250     (386,421)     (115,171)    758,271     (837,595)     (79,324)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series         1,278,119   (5,401,210)   (4,123,091)  3,630,730   (5,699,817)  (2,069,087)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series      1,536,526   (1,706,487)     (169,961)  2,115,683   (2,290,060)    (174,377)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                     875,459  (15,790,248)  (14,914,789)  2,639,889  (12,460,438)  (9,820,549)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series                3,651,238  (12,591,577)   (8,940,339) 10,272,668   (5,962,958)   4,309,710
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series                 1,178,280   (2,728,004)   (1,549,724)  2,201,098   (4,301,743)  (2,100,645)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series               761,410   (8,481,875)   (7,720,465)  1,428,712   (8,834,265)  (7,405,553)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                       780,634   (4,112,995)   (3,332,361)  4,264,584   (3,800,128)     464,456
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                     14,082,866  (10,483,007)    3,599,859  11,981,267  (17,052,050)  (5,070,783)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series         1,338,421   (3,924,748)   (2,586,327)  4,816,696   (5,099,268)    (282,572)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series      1,831,458     (566,887)    1,264,571   3,311,952   (3,265,676)      46,276
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                      462,026     (840,861)     (378,835)  1,406,294     (470,037)     936,257
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series               531,801     (426,976)      104,825     834,837     (257,549)     577,288
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series        3,256,496     (633,145)    2,623,351   1,641,325   (1,379,341)     261,984
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                             516,077   (2,668,457)   (2,152,380)  1,297,337   (2,532,995)  (1,235,658)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series              1,664,770   (2,820,438)   (1,155,668)  4,405,613  (10,104,924)  (5,699,311)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series           2,629,072   (3,436,591)     (807,519)  3,803,548   (3,238,248)     565,300
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series         1,803,450   (1,747,942)       55,508   2,765,486   (2,975,451)    (209,965)
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                             278,096     (304,058)      (25,962)  1,269,233     (261,428)   1,007,805
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                               8,852         (502)        8,350      44,113         (449)      43,664
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                  473,662     (106,330)      367,332     262,683     (474,907)    (212,224)
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund - Class A              2,600,210   (3,586,822)     (986,612)  3,378,180   (2,518,882)     859,298
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio - Class I                           1,280,152   (4,538,722)   (3,258,570)  3,445,559   (8,738,709)  (5,293,150)
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund - Class 1     165,804     (298,693)     (132,889)    145,677     (134,783)      10,894
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund - Class 2      16,666     (343,219)     (326,553)     35,393     (381,559)    (346,166)
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund - Class 1                 55,830   (1,347,857)   (1,292,027)    346,168   (1,951,959)  (1,605,791)
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund - Class 2              1,146,552   (1,289,102)     (142,550)  1,413,779   (2,363,500)    (949,721)
------------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund - Class 1           102,257   (1,088,646)     (986,389)    340,503   (2,053,826)  (1,713,323)
------------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund - Class 2            46,155     (360,539)     (314,384)     80,890     (637,587)    (556,697)
------------------------------------------------------------------------------------------------------------------------------------

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

Note 4--Changes in Units Outstanding (Continued)


                                                 -----------------------------------------------------------------------------------
The changes in units outstanding were as follows:     For period ended December 31, 2005       For period ended December 31, 2004

                                                           UNITS       UNITS      NET INCREASE   UNITS        UNITS     NET INCREASE
                                                           -----       -----      ------------   -----        -----     ------------
SUBACCOUNT                                                 ISSUED     REDEEMED     (DECREASE)    ISSUED      REDEEMED    (DECREASE)
----------                                                 ------     --------     ----------    ------      --------    ----------
------------------------------------------------------------------------------------------------------------------------------------
Templeton Global Income Securities Fund - Class 1          157,206     (179,895)      (22,689)     79,027     (328,779)    (249,752)
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund - Class 1                 315,179   (3,262,167)   (2,946,988)    981,731   (4,037,037)  (3,055,306)
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund - Class 2               1,338,824   (1,660,382)     (321,558)  1,534,493   (1,382,542)     151,951
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                822,303     (686,441)      135,862     742,165     (585,909)     156,256
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                           1,190,937   (3,972,067)   (2,781,130)  1,603,798   (4,936,892)  (3,333,094)
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                              503,751     (584,774)      (81,023)    959,490   (1,002,432)    (42,942)
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                            1,368,068   (7,428,985)   (6,060,917)  2,077,901   (9,454,816)  (7,376,915)
------------------------------------------------------------------------------------------------------------------------------------

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS

A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios (excluding expenses of the underlying fund) and total return ratios for each of the five years in the periods ended December 31, 2005, 2004, 2003, 2002 and 2001 follows:

                              At December 31,                                          For the periods ended December 31,
             -----------------------------------------------------   ---------------------------------------------------------------
                                   Unit                      Net       Investment           Expense                    Total
                Units             Value                     Assets       Income             Ratio (2)                 Return (3)
               (000's)        (Lowest to Highest)          (000's)      Ratio (1)      (Lowest to Highest)      (Lowest to Highest)
             -----------------------------------------------------   ---------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Class I

    2005            2,807        0.94 to        1.13        2,824          0.07%        0.90% to     1.80%     (0.93%)to      7.86%
    2004            2,353        0.87 to        1.05        2,181              -        0.90% to     1.80%      4.71% to      5.67%
    2003            1,812        0.83 to        0.99        1,568              -        0.90% to     1.80%      1.40% to     33.13%
    2002              787        0.65 to        0.77          523              -        0.90% to     1.80%    (25.42%)to      0.76%
    2001(24)          149        0.86 to        0.93          130              -        0.90% to     1.40%    (13.52%)to      3.21%

AIM V.I. Mid Cap Core Equity Fund - Class I

    2005            6,135        1.07 to        1.08        6,626          0.53%        0.90% to     1.80%      5.69% to      6.65%
    2004(32)        5,988        1.02 to        1.02        6,087          2.30%        0.90% to     1.80%      1.84% to      1.91%
    2003                -           - to           -            -              -            - to         -          - to          -
    2002                -           - to           -            -              -            - to         -          - to          -
    2001                -           - to           -            -              -            - to         -          - to          -

AIM V.I. Premier Equity Fund - Class I

    2005            1,800        0.83 to        0.99        1,642          0.82%        0.90% to     1.80%      3.76% to      4.71%
    2004            2,030        0.80 to        0.95        1,752          0.43%        0.90% to     1.80%      3.87% to      9.10%
    2003            2,463        0.76 to        0.91        2,029          0.28%        0.90% to     1.80%     11.44% to     23.95%
    2002            3,073        0.62 to        0.73        2,048          0.39%        0.90% to     1.40%    (31.24%)to     (2.11%)
    2001(25)        1,640        0.89 to        0.97        1,583          0.54%        0.90% to     1.40%    (10.85%)to      2.74%

Alger American Leveraged AllCap Portfolio - Class O

    2005            5,217        0.65 to        1.30        3,790              -        0.90% to     1.80%     12.39% to     13.42%
    2004            6,658        0.58 to        1.15        4,213              -        0.90% to     1.80%      1.32% to      7.21%
    2003            8,370        0.54 to        0.94        4,868              -        0.90% to     1.80%      8.23% to     33.51%
    2002            6,412        0.40 to        0.70        2,802          0.01%        0.90% to     1.65%    (34.82%)to    (13.02%)
    2001(8)         4,824        0.62 to        0.92        3,180              -        0.90% to    1.375%    (18.06%)to     (8.14%)

Federated Fund for U.S. Government Securities II

    2005           15,806        1.00 to        1.32       19,120          3.99%        0.50% to     1.80%     (0.01%)to      1.52%
    2004           17,445        1.08 to        1.31       21,036          4.48%        0.50% to     1.80%      1.75% to      3.09%
    2003           19,082        1.04 to        1.28       22,848          3.86%        0.50% to     1.80%     (0.03%)to      1.44%
    2002           24,070        1.06 to        1.26       29,241          2.51%        0.90% to     1.80%      2.47% to      8.07%
    2001(13)       10,673        1.03 to        1.17       12,192          2.80%        0.90% to     1.40%      3.47% to      5.96%

Federated High Income Bond Fund II - Primary Shares

    2005            4,605        1.20 to        1.34        5,707          7.39%       0.90% to     1.80%       0.82% to      1.74%
    2004            4,119        1.19 to        1.32        5,048          9.62%       0.90% to     1.80%       8.47% to      9.47%
    2003            7,378        1.09 to        1.21        8,317          6.15%       0.90% to     1.80%      20.02% to     21.12%
    2002            4,412        0.90 to        1.00        7,015         11.59%       0.90% to     1.80%      (1.83%)to      2.99%
    2001(23)        3,847        0.90 to        0.99        3,517          9.08%       0.90% to    1.375%      (2.45%)to      0.36%

Fidelity VIP Contrafund(R) Portfolio - Service Class

    2005           20,609        1.19 to        1.49       25,307          0.17%       0.90% to     1.80%      14.75% to     15.80%
    2004           16,608        1.03 to        1.29       18,099          0.22%       0.90% to     1.80%      11.45% to     14.30%
    2003           11,677        0.91 to        1.13       10,797          0.32%       0.90% to     1.80%      26.04% to     27.20%
    2002            9,515        0.72 to        0.90        6,870          0.46%       0.90% to     1.80%     (10.67%)to     (0.63%)
    2001(12)        4,249        0.80 to        0.94        3,429          0.44%       0.90% to    1.375%     (13.57%)to     (6.26%)


                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                              At December 31,                                          For the periods ended December 31,
             -----------------------------------------------------   ---------------------------------------------------------------
                                   Unit                      Net       Investment           Expense                    Total
                Units             Value                     Assets       Income             Ratio (2)                 Return (3)
               (000's)        (Lowest to Highest)          (000's)      Ratio (1)      (Lowest to Highest)      (Lowest to Highest)
             -----------------------------------------------------   ---------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio - Service Class

    2005            2,134        0.79 to        1.15        1,881          0.70%        0.90% to    1.80%      (1.09%)to      7.89%
    2004            1,501        0.73 to        1.07        1,174          0.54%        0.90% to    1.80%      (0.92%)to      6.10%
    2003            1,857        0.70 to        1.01        1,499          0.53%        0.90% to    1.80%      10.07% to     30.86%
    2002            1,429        0.54 to        0.79          804          0.79%        0.90% to    1.40%     (23.01%)to     (1.79%)
    2001(8)         1,118        0.70 to        0.94          804          0.18%        0.90% to    1.40%     (15.91%)to      6.00%

Fidelity VIP Growth Portfolio - Service Class

    2005            7,833        0.66 to        1.00        5,722          0.42%        0.90% to    1.80%       3.78% to      4.73%
    2004           10,464        0.63 to        0.95        7,157          0.16%        0.90% to    1.80%       1.40% to      2.33%
    2003           10,105        0.62 to        0.93        6,636          0.18%        0.90% to    1.80%       1.62% to     31.59%
    2002            9,253        0.47 to        0.71        4,493          0.11%        0.90% to    1.80%     (31.18%)to     (0.97%)
    2001(7)         5,707        0.69 to        0.92        3,964              -        0.90% to    1.40%     (21.09%)to     (7.24%)

Lazard Retirement Small Cap Portfolio

    2005(34)        4,868        1.09 to        1.09        5,321              -        1.00% to    1.80%       9.31% to     11.83%
    2004                -           - to           -            -              -            - to        -           - to          -
    2003                -           - to           -            -              -            - to        -           - to          -
    2002                -           - to           -            -              -            - to        -           - to          -
    2001                -           - to           -            -              -            - to        -           - to          -

Lord Abbett Bond-Debenture Portfolio - Class VC

    2005(34)        5,817        1.02 to        1.02        5,941          7.84%        0.90% to    1.80%       2.16% to      4.69%
    2004                -           - to           -            -              -            - to        -           - to          -
    2003                -           - to           -            -              -            - to        -           - to          -
    2002                -           - to           -            -              -            - to        -           - to          -
    2001                -           - to           -            -              -            - to        -           - to          -

Lord Abbett Growth and Income Portfolio - Class VC

    2005(34)        9,387        1.04 to        1.05        9,841          1.67%        0.90% to    1.80%      (0.69%)to      8.58%
    2004                -           - to           -            -              -            - to        -           - to          -
    2003                -           - to           -            -              -            - to        -           - to          -
    2002                -           - to           -            -              -            - to        -           - to          -
    2001                -           - to           -            -              -            - to        -           - to          -

Lord Abbett Mid-Cap Value Portfolio - Class VC

    2005(33)        5,790        1.08 to        1.09        6,265          0.69%        0.90% to    1.80%       8.22% to     13.50%
    2004                -           - to           -            -              -            - to        -           - to          -
    2003                -           - to           -            -              -            - to        -           - to          -
    2002                -           - to           -            -              -            - to        -           - to          -
    2001                -           - to           -            -              -            - to        -           - to          -

Mutual Shares Securities Fund - Class 2

    2005            6,886        1.29 to        1.68       10,855          0.88%        0.90% to    1.80%       8.57% to      9.56%
    2004            5,919        1.19 to        1.54        8,492          0.76%        0.90% to    1.80%       8.77% to     11.62%
    2003            5,592        1.07 to        1.38        7,282          1.04%        0.90% to    1.80%      22.90% to     24.02%
    2002            5,282        0.87 to        1.12        5,692          0.96%        0.90% to    1.80%     (15.90%)to     (0.26%)
    2001(4)         3,904        0.99 to        1.29        4,921          1.72%        0.90% to    1.40%      (0.86%)to      5.70%

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                              At December 31,                                          For the periods ended December 31,
             -----------------------------------------------------   ---------------------------------------------------------------
                                   Unit                      Net       Investment           Expense                    Total
                Units             Value                     Assets       Income             Ratio (2)                 Return (3)
               (000's)        (Lowest to Highest)          (000's)      Ratio (1)      (Lowest to Highest)      (Lowest to Highest)
             -----------------------------------------------------   ---------------------------------------------------------------

Phoenix Mid-Cap Growth Series

    2005            6,358        0.72 to        1.32        7,747              -        0.90% to    1.80%       2.31% to      3.24%
    2004            8,811        0.70 to        1.29       10,607              -        0.90% to    1.80%       4.80% to      5.76%
    2003           10,964        0.66 to        1.22       12,681              -        0.90% to    1.80%      26.52% to     27.68%
    2002           12,955        0.52 to        0.96       11,874              -        0.90% to    1.80%     (33.45%)to     (0.02%)
    2001(12)       14,407        0.78 to        1.44       20,143              -        0.90% to    1.40%     (26.32%)to    (10.65%)

Phoenix Strategic Theme Series

    2005            9,845        0.63 to        1.60       13,844              -        0.90% to    1.40%      (0.23%)to      0.27%
    2004           14,287        0.63 to        1.59       20,165              -        0.90% to    1.40%       3.96% to      4.49%
    2003           18,888        0.60 to        1.53       26,055              -        0.90% to    1.40%      35.34% to     36.03%
    2002           21,709        0.44 to        1.12       22,303              -        0.90% to    1.40%     (35.89%)to     (5.36%)
    2001(5)        30,008        0.68 to        1.75       49,249              -        0.90% to    1.40%     (31.69%)to     (1.09%)

Phoenix-Aberdeen International Series

    2005           21,108        1.17 to        2.82       51,693          3.63%        0.90% to    1.80%      16.44% to     17.51%
    2004           29,492        0.99 to        2.40       62,541          2.81%        0.90% to    1.80%      18.61% to     19.70%
    2003           30,404        0.83 to        2.01       54,069          1.92%        0.90% to    1.80%      23.54% to     30.68%
    2002           33,446        0.63 to        1.54       46,449          1.01%        0.90% to    1.38%     (15.98%)to    (15.57%)
    2001(5)        43,570        0.75 to        1.82       72,522              -        0.90% to   1.375%     (25.10%)to    (19.09%)

Phoenix-AIM Growth Series

    2005           11,564        0.63 to        1.16        7,765              -        0.90% to    1.80%       6.90% to      7.87%
    2004           27,148        0.58 to        1.08       16,663          0.09%        0.90% to    1.80%      (0.51%)to      3.27%
    2003           32,597        0.57 to        0.88       19,306              -        0.90% to    1.80%       1.35% to     26.42%
    2002           25,452        0.47 to        0.73       12,580              -        0.90% to    1.80%     (29.84%)to      2.72%
    2001(19)       26,691        0.67 to        0.93       18,643              -        0.90% to    1.40%     (24.90%)to     15.47%

Phoenix-Alger Small-Cap Growth Series

    2005            2,228        1.72 to        1.77        3,898              -        1.00% to    1.80%      13.57% to     14.49%
    2004            2,343        1.51 to        1.54        3,590              -        1.00% to    1.80%     (10.23%)to      1.10%
    2003            2,422        1.51 to        1.53        3,679              -        1.00% to    1.80%      22.75% to     61.19%
    2002(27)        1,542        1.00 to        1.00        1,547              -        1.10% to    1.25%      (1.94%)to      0.36%
    2001                -           - to           -            -              -            - to        -           - to          -
Phoenix-Alliance/Bernstein Enhanced Index Series

    2005           15,857        0.87 to        1.27       16,669          1.19%        0.90% to     2.25%       1.36% to     2.76%
    2004           19,980        0.85 to        1.24       20,919          1.41%        0.90% to     2.25%       6.68% to     8.85%
    2003           22,049        0.78 to        1.15       21,846          1.13%        0.90% to     2.25%      23.39% to    25.09%
    2002           21,356        0.63 to        0.92       17,719          0.91%        0.90% to     2.25%     (25.40%)to    (0.42%)
    2001(7)        20,830        0.83 to        1.22       24,392          0.73%        0.90% to     2.25%     (16.71%)to    18.70%

Phoenix-Duff & Phelps Real Estate Securities Series

    2005            6,201        1.10 to        4.70       23,690          1.73%        0.90% to     1.80%      (0.52%)to    14.06%
    2004            6,371        1.96 to        4.12       22,487          2.46%        0.90% to     1.80%      32.27% to    33.48%
    2003            6,545        1.47 to        3.09       18,287          3.43%        0.90% to     1.80%      35.78% to    37.02%
    2002            7,377        1.08 to        2.26       15,556          3.91%        0.90% to     1.80%      (3.16%)to    11.07%
    2001(27)        6,983        1.02 to        2.04       13,678          4.02%        0.90% to     1.40%      (0.16%)to    10.15%

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                              At December 31,                                          For the periods ended December 31,
             -----------------------------------------------------   ---------------------------------------------------------------
                                   Unit                      Net       Investment           Expense                    Total
                Units             Value                     Assets       Income             Ratio (2)                 Return (3)
               (000's)        (Lowest to Highest)          (000's)      Ratio (1)      (Lowest to Highest)      (Lowest to Highest)
             -----------------------------------------------------   ---------------------------------------------------------------

Phoenix-Engemann Capital Growth Series

    2005           30,573        0.63 to        9.58      185,518          0.06%        0.90% to    1.80%      (4.41%)to      2.78%
    2004           45,488        0.61 to        9.33      241,380          0.80%        0.90% to    1.80%       3.08% to      4.03%
    2003           55,308        0.59 to        8.98      282,819          0.10%        0.90% to    1.80%       9.56% to     25.35%
    2002           62,992        0.47 to        7.17      271,408              -        0.90% to    1.80%     (25.86%)to     (0.10%)
    2001(5)        75,714        0.63 to        9.63      474,426          0.06%        0.90% to    1.40%     (36.89%)to    (10.57%)

Phoenix-Engemann Growth and Income Series

    2005           14,300        0.97 to        1.28       17,067          0.93%        0.90% to    1.80%      (0.77%)to      3.86%
    2004           23,241        0.93 to        1.23       27,258          1.32%        0.90% to    1.80%       8.49% to      9.48%
    2003           18,931        0.85 to        1.13       20,410          1.14%        0.90% to    1.80%       1.75% to     26.32%
    2002           21,648        0.67 to        0.89       18,605          0.75%        0.90% to    1.80%     (23.60%)to     (2.31%)
    2001(5)        26,500        0.88 to        1.16       30,025          0.48%        0.90% to    1.40%     (12.25%)to      6.32%

Phoenix-Engemann Small-Cap Growth Series

    2005            4,050        0.65 to        1.33        3,156              -        0.90% to    1.80%       7.38% to      8.36%
    2004            5,600        0.61 to        1.23        3,974              -        0.90% to    1.80%       7.72% to      8.71%
    2003            7,701        0.56 to        1.13        4,935              -        0.90% to    1.80%      19.15% to     45.11%
    2002            8,000        0.39 to        0.78        3,471              -        0.90% to    1.80%     (29.80%)to     13.82%
    2001(5)         8,363        0.55 to        0.89        5,119          0.04%        0.90% to    1.40%     (31.66%)to     34.63%

Phoenix-Engemann Strategic Allocation Series

    2005           33,852        1.10 to        6.70      183,939          2.29%        0.90% to    1.80%      (0.04%)to      0.88%
    2004           41,573        1.10 to        6.65      223,476          2.56%        0.90% to    1.80%       5.53% to      6.49%
    2003           48,978        1.03 to        6.25      252,871          2.63%        0.90% to    1.80%       0.85% to     18.79%
    2002           56,431        0.88 to        5.26      251,882          2.77%        0.90% to    1.80%     (12.82%)to     (6.27%)
    2001(22)       43,801        1.00 to        6.01      228,995          2.48%        0.90% to    1.40%       0.27% to      6.12%

Phoenix-Engemann Value Equity Series

    2005           10,385        0.92 to        1.56       14,270          1.12%        0.90% to    1.80%       3.54% to      4.48%
    2004           13,718        0.89 to        1.50       18,379          0.90%        0.90% to    1.80%      10.88% to     11.90%
    2003           13,253        0.79 to        1.34       16,194          0.94%        0.90% to    1.80%      21.65% to     22.76%
    2002           15,551        0.65 to        1.10       15,961          0.88%        0.90% to    1.80%     (23.03%)to     11.98%
    2001(6)        16,287        0.84 to        1.42       22,453          0.82%        0.90% to    1.40%     (19.10%)to    (14.94%)

Phoenix-Goodwin Money Market Series

    2005           16,027        0.97 to        2.62       27,445          2.52%        0.90% to    2.25%       0.01% to      1.66%
    2004           12,427        0.97 to        2.58       26,221          0.77%        0.90% to    1.80%      (1.02%)to     (0.11%)
    2003           17,498        0.98 to        2.58       37,311          0.71%        0.90% to    1.80%      (1.13%)to     (0.22%)
    2002           29,458        1.00 to        2.59       63,742          1.41%        0.90% to    1.80%      (0.28%)to      0.51%
    2001(18)       41,386        1.01 to        2.58       84,689          3.63%        0.90% to    1.40%       0.09% to      2.78%

Phoenix-Goodwin Multi-Sector Fixed Income Series

    2005           12,812        1.01 to        5.97       46,692          4.71%        0.90% to    1.80%      (0.04%)to      0.87%
    2004           15,399        1.27 to        5.93       58,192          6.09%        0.90% to    1.80%       4.91% to      5.88%
    2003           15,681        1.21 to        5.61       61,686          6.64%        0.90% to    1.80%       4.85% to     13.54%
    2002           16,887        1.07 to        4.94       64,044          7.04%        0.90% to    1.80%       5.68% to      9.01%
    2001(14)       19,126        1.01 to        4.54       71,037          7.89%        0.90% to    1.40%       0.24% to      5.02%


                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                              At December 31,                                          For the periods ended December 31,
             -----------------------------------------------------   ---------------------------------------------------------------
                                   Unit                      Net       Investment           Expense                    Total
                Units             Value                     Assets       Income             Ratio (2)                 Return (3)
               (000's)        (Lowest to Highest)          (000's)      Ratio (1)      (Lowest to Highest)      (Lowest to Highest)
             -----------------------------------------------------   ---------------------------------------------------------------

Phoenix-Goodwin Multi-Sector Short Term Bond Series

    2005            3,250        1.04 to        1.07        3,411          3.87%        0.90% to    1.80%      (0.46%)to      0.45%
    2004            1,985        1.04 to        1.07        2,087          3.97%        0.90% to    1.80%       3.02% to      5.87%
    2003(29)        1,939        1.02 to        1.02        1,981          4.98%        0.90% to    1.80%       1.81% to      4.48%
    2002                -           - to           -            -              -            - to        -           - to          -
    2001                -           - to           -            -              -            - to        -           - to          -

Phoenix-Kayne Rising Dividends Series

    2005            2,061        1.09 to        1.16        2,365          1.26%        0.90% to    1.80%      (2.69%)to     (1.80%)
    2004            2,440        1.11 to        1.18        2,862          1.56%        0.90% to    1.80%       2.18% to      4.31%
    2003            1,503        1.12 to        1.14        1,698          0.78%        0.90% to    1.80%       6.02% to     26.22%
    2002(27)          582        0.96 to        0.96          560          0.51%        1.00% to    1.80%      (4.92%)to      5.35%
    2001                -           - to           -            -              -            - to        -           - to          -

Phoenix-Kayne Small-Cap Quality Value Series

    2005            1,647        1.57 to        1.62        2,628          1.46%        0.90% to    1.80%       7.14% to     13.17%
    2004            1,542        1.46 to        1.49        2,284          1.15%        1.00% to    1.80%      15.58% to     24.43%
    2003              964        1.18 to        1.20        1,151          0.59%        1.00% to    1.80%       9.89% to     32.13%
    2002(27)          506        1.00 to        1.01          509          1.91%        1.25% to    1.80%       0.52% to      2.19%
    2001                -           - to           -            -              -            - to        -           - to          -

Phoenix-Lazard International Equity Select Series

    2005            4,915        1.09 to        1.52        7,353          1.53%        0.90% to    1.80%      (0.65%)to      8.91%
    2004            2,291        1.38 to        1.41        3,198          1.32%        0.90% to    1.80%      13.77% to     14.81%
    2003            2,029        1.21 to        1.23        2,479          0.88%        0.90% to    1.80%       0.55% to     34.54%
    2002            1,160        0.95 to        0.95        1,106              -        0.90% to    1.80%      (4.69%)to      4.77%
    2001(26)            -           - to           -            -              -            - to        -           - to          -

Phoenix-Northern Dow 30 Series

    2005            5,100        0.96 to        1.08        5,010          1.63%        0.90% to    1.80%      (0.77%)to      0.14%
    2004            7,252        0.96 to        1.09        7,110          1.59%        0.90% to    1.80%       2.79% to      3.73%
    2003            8,488        0.93 to        1.05        8,025          1.66%        0.90% to    1.80%      25.11% to     26.26%
    2002            8,569        0.74 to        0.84        6,409          1.07%        0.90% to    1.80%     (16.66%)to      5.14%
    2001(9)        13,041        0.89 to        0.98       11,624          1.13%        0.90% to   1.375%      (7.81%)to     (6.18%)

Phoenix-Northern Nasdaq-100 Index(R) Series

    2005            8,334        0.37 to        1.09        4,018              -        0.90% to    1.80%      (5.02%)to      0.34%
    2004            9,489        0.37 to        1.09        4,783          0.49%        0.90% to    1.80%       8.06% to      9.05%
    2003           15,189        0.34 to        1.00        6,211              -        0.90% to    1.80%       3.60% to     47.51%
    2002            9,417        0.23 to        0.68        2,581              -        0.90% to    1.80%     (38.44%)to     12.57%
    2001(17)       10,567        0.38 to        1.03        4,491              -        0.90% to   1.375%     (33.99%)to      2.80%

Phoenix-Sanford Bernstein Mid-Cap Value Series

    2005           12,353        1.06 to        2.02       21,290          0.11%        0.90% to    1.80%      (0.59%)to      6.76%
    2004           13,161        1.41 to        1.89       21,232          0.18%        0.90% to    1.80%      18.24% to     19.32%
    2003           12,596        1.19 to        1.59       17,252          0.19%        0.90% to    1.80%      38.44% to     39.71%
    2002           14,742        0.85 to        1.13       14,553          0.87%        0.90% to    1.80%     (15.23%)to      0.11%
    2001(7)        13,849        1.07 to        1.25       15,127          1.54%        0.90% to    1.40%      17.67% to     23.36%

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                              At December 31,                                          For the periods ended December 31,
             -----------------------------------------------------   ---------------------------------------------------------------
                                   Unit                      Net       Investment           Expense                    Total
                Units             Value                     Assets       Income             Ratio (2)                 Return (3)
               (000's)        (Lowest to Highest)          (000's)      Ratio (1)      (Lowest to Highest)      (Lowest to Highest)
             -----------------------------------------------------   ---------------------------------------------------------------

Phoenix-Sanford Bernstein Small-Cap Value Series

    2005            6,028        1.57 to        2.00       11,483              -        0.90% to    1.80%       5.53% to      6.50%
    2004            5,973        1.48 to        1.89       10,772              -        0.90% to    1.80%      15.78% to     21.57%
    2003            6,183        1.22 to        1.56        9,327              -        0.90% to    1.80%      41.28% to     42.57%
    2002            7,147        0.86 to        1.10        7,686          0.45%        0.90% to    1.80%     (20.90%)to     (9.36%)
    2001(15)        5,770        1.07 to        1.22        6,945          0.84%        0.90% to   1.375%       6.76% to     17.04%

Rydex Variable Trust Juno Fund

    2005            1,996        0.86 to        0.87        1,712              -        1.10% to    1.80%      (6.94%)to     (5.51%)
    2004            2,022        0.92 to        0.93        1,862              -        1.25% to    1.80%     (12.27%)to    (11.78%)
    2003(30)        1,014        1.05 to        1.05        1,063              -        1.25% to    1.80%      (7.66%)to      3.77%
    2002                -           - to           -            -              -            - to        -           - to          -
    2001                -           - to           -            -              -            - to        -           - to          -

Rydex Variable Trust Nova Fund

    2005               55        1.39 to        1.42           76          0.33%        1.10% to    1.80%       2.10% to      6.34%
    2004               46        1.36 to        1.37           63          0.06%        1.65% to    1.80%      10.61% to     12.56%
    2003(31)            3        1.21 to        1.21            3              -        1.80% to    1.80%      10.71% to     10.71%
    2002                -           - to           -            -              -            - to        -           - to          -
    2001                -           - to           -            -              -            - to        -           - to          -

Rydex Variable Trust Sector Rotation Fund

    2005              800        1.40 to        1.43        1,131              -        0.90% to    1.80%       2.97% to     13.65%
    2004              433        1.25 to        1.27          545              -        1.00% to    1.80%       8.72% to     11.33%
    2003(28)          645        1.15 to        1.15          743              -        1.00% to    1.80%       0.92% to     15.29%
    2002                -           - to           -            -              -            - to        -           - to          -
    2001                -           - to           -            -              -            - to        -           - to          -

Scudder VIT Equity 500 Index Fund - Class A

    2005            7,371        1.04 to        1.18        8,489          1.52%        0.90% to    1.80%      (0.77%)to      3.74%
    2004            8,357        1.07 to        1.14        9,335          1.06%        0.90% to    1.80%       8.60% to      9.60%
    2003            7,498        0.98 to        1.04        7,699          1.07%        0.90% to    1.80%       6.19% to     27.00%
    2002            3,744        0.78 to        0.82        3,047          3.21%        0.90% to    1.80%     (24.72%)to      3.75%
    2001(16)          152        1.05 to        1.05          161              -        1.25% to    1.25%      (0.05%)to     (0.05%)

Technology Portfolio - Class I

    2005            8,524        0.27 to        0.83        2,616              -        0.90% to    1.80%      (2.07%)to     (1.17%)
    2004           11,782        0.27 to        0.84        3,582              -        0.90% to    1.80%      (3.41%)to     (2.53%)
    2003           17,075        0.28 to        0.86        5,292              -        0.90% to    1.80%      22.09% to     46.44%
    2002           16,967        0.19 to        0.59        3,549          0.01%        0.90% to    1.80%     (49.67%)to      0.46%
    2001(8)        19,355        0.38 to        0.68        7,892              -        0.90% to   1.375%     (52.06%)to    (32.45%)

Templeton Developing Markets Securities Fund - Class 1

    2005              836        1.18 to        1.18          987          1.45%       1.375% to   1.375%      26.01% to     26.01%
    2004              969        0.94 to        0.94          907          1.93%       1.375% to   1.375%      23.12% to     23.12%
    2003              958        0.76 to        0.76          729          1.28%       1.375% to   1.375%      51.63% to     51.63%
    2002              967        0.50 to        0.50          485          1.57%       1.375% to   1.375%      (1.34%)to     (1.34%)
    2001            1,375        0.51           0.51          699          0.22%       1.375% to   1.375%      (9.36%)to     (9.36%)

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                              At December 31,                                          For the periods ended December 31,
             -----------------------------------------------------   ---------------------------------------------------------------
                                   Unit                      Net       Investment           Expense                    Total
                Units             Value                     Assets       Income             Ratio (2)                 Return (3)
               (000's)        (Lowest to Highest)          (000's)      Ratio (1)      (Lowest to Highest)      (Lowest to Highest)
             -----------------------------------------------------   ---------------------------------------------------------------

Templeton Developing Markets Securities Fund - Class 2

    2005            1,627        1.11 to        2.49        1,955          1.29%        0.90% to   1.375%      25.68% to     26.28%
    2004            1,954        0.88 to        1.98        1,841          1.84%        0.90% to   1.375%      23.00% to     23.59%
    2003            2,300        0.71 to        1.61        1,744          1.22%        0.90% to   1.375%      50.89% to     51.62%
    2002            2,791        0.47 to        1.07        1,391          1.40%        0.90% to   1.375%      (1.52%)to     (1.05%)
    2001(21)        3,699        0.48 to        1.09        1,869          0.86%        0.90% to   1.375%      (9.36%)to     (2.67%)

Templeton Foreign Securities Fund - Class 1

    2005            8,549        2.90 to        2.90       24,800          1.31%       1.375% to   1.375%       8.96% to      8.96%
    2004            9,841        2.66 to        2.66       26,200          1.15%       1.375% to   1.375%      17.24% to     17.24%
    2003           11,447        2.27 to        2.27       25,994          1.95%       1.375% to   1.375%      30.73% to     30.73%
    2002           14,467        1.74 to        1.74       25,130          1.76%       1.375% to   1.375%     (19.53%)to    (19.53%)
    2001           17,343        2.16 to        2.16       37,436          3.09%       1.375% to   1.375%     (16.92%)to    (16.92%)

Templeton Foreign Securities Fund - Class 2

    2005            5,477        1.14 to        1.51        7,805          1.18%        0.90% to    1.80%       8.19% to      9.18%
    2004            5,619        1.05 to        1.39        7,374          1.09%        0.90% to    1.80%      16.40% to     17.46%
    2003            6,569        0.89 to        1.18        7,460          1.75%        0.90% to    1.80%      29.84% to     31.02%
    2002            6,889        0.68 to        0.91        6,021          1.59%        0.90% to    1.80%     (23.00%)to      0.74%
    2001(13)        7,020        0.85 to        1.13        7,578          2.96%        0.90% to    1.40%     (17.16%)to     (6.10%)

Templeton Global Asset Allocation Fund - Class 1

    2005            9,444        4.25 to        4.25       40,153          3.93%       1.375% to   1.375%       2.43% to      2.43%
    2004           10,430        4.15 to        4.15       43,296          2.98%       1.375% to   1.375%      14.34% to     14.34%
    2003           12,143        3.63 to        3.63       44,085          2.80%       1.375% to   1.375%      30.49% to     30.49%
    2002           14,059        2.78 to        2.78       39,114          1.92%       1.375% to   1.375%      (5.48%)to     (5.48%)
    2001           17,827        2.94 to        2.94       52,499          1.43%       1.375% to   1.375%     (10.96%)to    (10.96%)

Templeton Global Asset Allocation Fund - Class 2

    2005            1,388        1.32 to        1.72        2,354          3.69%        0.90% to   1.375%       2.13% to      2.63%
    2004            1,703        1.29 to        1.69        2,819          2.85%        0.90% to   1.375%      14.13% to     14.68%
    2003            2,259        1.12 to        1.48        3,282          2.60%        0.90% to   1.375%      30.14% to     30.77%
    2002            2,688        0.86 to        1.13        2,995          1.77%        0.90% to   1.375%      (5.70%)to     (5.25%)
    2001(14)        3,334        0.91 to        1.20        3,945          1.30%        0.90% to   1.375%     (11.19%)to      4.97%

Templeton Global Income Securities Fund - Class 1

    2005            1,794        2.75 to        2.75        4,926          6.27%       1.375% to   1.375%      (4.24%)to     (4.24%)
    2004            1,816        2.87 to        2.87        5,209         11.48%       1.375% to   1.375%      13.51% to     13.51%
    2003            2,066        2.53 to        2.53        5,221          7.82%       1.375% to   1.375%      21.03% to     21.03%
    2002            2,184        2.09 to        2.09        4,560          1.14%       1.375% to   1.375%      19.77% to     19.77%
    2001            2,527        1.74 to        1.74        4,405          3.59%       1.375% to   1.375%       1.13% to      1.13%

Templeton Growth Securities Fund - Class 1

    2005           18,989        4.69 to        4.69       89,055          1.23%       1.375% to   1.375%       7.56% to      7.56%
    2004           21,936        4.36 to        4.36       95,644          1.27%       1.375% to   1.375%      14.65% to     14.65%
    2003           24,992        3.80 to        3.80       95,043          1.68%       1.375% to   1.375%      30.80% to     30.80%
    2002           29,377        2.91 to        2.91       85,413          2.37%       1.375% to   1.375%     (19.44%)to    (19.44%)
    2001           35,206        3.61 to        3.61      127,068          2.05%       1.375% to   1.375%      (2.35%)to     (2.35%)

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                              At December 31,                                          For the periods ended December 31,
             -----------------------------------------------------   ---------------------------------------------------------------
                                   Unit                      Net       Investment           Expense                    Total
                Units             Value                     Assets       Income             Ratio (2)                 Return (3)
               (000's)        (Lowest to Highest)          (000's)      Ratio (1)      (Lowest to Highest)      (Lowest to Highest)
             -----------------------------------------------------   ---------------------------------------------------------------

Templeton Growth Securities Fund - Class 2

    2005            6,452        1.27 to        1.84       11,040          1.13%        0.90% to    1.80%       6.91% to      7.89%
    2004            6,773        1.18 to        1.70       10,850          1.20%        0.90% to    1.80%      10.17% to     14.98%
    2003            6,621        1.03 to        1.48        9,362          1.54%        0.90% to    1.80%      20.24% to     30.95%
    2002            6,439        0.79 to        1.13        7,078          2.27%        0.90% to    1.80%     (22.75%)to    (15.74%)
    2001(11)        5,407        0.98 to        1.41        7,437         17.22%        0.90% to   1.375%      (2.67%)to      1.45%

Wanger International Select

    2005            2,933        1.20 to        2.12        5,880          1.98%        0.90% to    1.80%       9.93% to     15.38%
    2004            2,798        1.04 to        1.84        4,901          0.31%        0.90% to    1.80%      22.10% to     23.22%
    2003            2,641        0.85 to        1.50        3,837          0.30%        0.90% to    1.80%      38.70% to     39.97%
    2002            2,556        0.61 to        1.08        2,676              -        0.90% to    1.80%     (16.46%)to      2.51%
    2001(20)        3,084        0.72 to        1.29        3,830          0.13%        0.90% to   1.375%     (27.63%)to     (9.80%)

Wanger International Small Cap

    2005           14,620        1.17 to        4.66       61,175          1.09%        0.90% to    1.80%       0.65% to     20.44%
    2004           17,402        1.24 to        3.88       62,137          0.73%        0.90% to    1.80%      27.93% to     29.10%
    2003           20,735        0.96 to        3.02       58,545          0.33%        0.90% to    1.80%       1.89% to     47.53%
    2002           24,245        0.65 to        2.05       47,038              -        0.90% to    1.80%     (21.93%)to    (14.61%)
    2001           29,763        0.76 to        2.41       68,019              -        0.90% to    1.40%     (23.70%)to     (7.16%)

Wanger Select

    2005            3,368        1.50 to        2.42        7,538              -        0.90% to    1.80%       8.51% to      9.50%
    2004            3,449        1.39 to        2.22        7,128              -        0.90% to    1.80%      14.29% to     18.23%
    2003            3,532        1.16 to        1.89        6,222              -        0.90% to    1.80%       8.09% to     40.86%
    2002            3,421        0.82 to        1.46        4,740              -        0.90% to    1.65%      (9.71%)to      5.10%
    2001(21)        3,349        1.08 to        1.61        5,165              -        0.90% to    1.40%       5.04% to     15.73%

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                              At December 31,                                          For the periods ended December 31,
             -----------------------------------------------------   ---------------------------------------------------------------
                                   Unit                      Net       Investment           Expense                    Total
                Units             Value                     Assets       Income             Ratio (2)                 Return (3)
               (000's)        (Lowest to Highest)          (000's)      Ratio (1)      (Lowest to Highest)      (Lowest to Highest)
             -----------------------------------------------------   ---------------------------------------------------------------

Wanger U.S. Smaller Companies

    2005           24,888        1.46 to        4.34       88,820              -        0.90% to    1.80%       9.26% to     10.26%
    2004           30,949        1.34 to        3.94      103,301              -        0.90% to    1.80%       9.63% to     17.27%
    2003           38,326        1.16 to        3.36      112,548              -        0.90% to    1.80%      40.65% to     41.93%
    2002           45,751        0.82 to        2.37       96,875              -        0.90% to    1.80%     (19.62%)to      1.66%
    2001(10)       55,558        1.01 to        2.88      145,432          0.07%        0.90% to    1.40%      (4.08%)to     10.27%









(1) The investment income ratios represent the annualized dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the daily average net assets. These ratios exclude those expenses, such as mortality and expense charges that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2) The expense ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(3) The total returns are for the periods indicated, including changes in the value of the underlying fund, and the expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total return is presented as the minimum and maximum return for the units invested in the subaccount. While the subaccount may be active in a given year, certain units may be initiated during the year. The corresponding return on those units, which is for the partial year, may cause the minimum and maximum total return for all the units in that subaccount to deviate outside the range of the expense ratios presented.

(4) From inception January 26, 2001 to December 31, 2001.          (20) From inception March 26, 2001 to December 31, 2001.
(5) From inception January 30, 2001 to December 31, 2001.          (21) From inception March 27, 2001 to December 31, 2001.
(6) From inception January 31, 2001 to December 31, 2001.          (22) From inception March 28, 2001 to December 31, 2001.
(7) From inception February 1, 2001 to December 31, 2001.          (23) From inception April 4, 2001 to December 31, 2001.
(8) From inception February 2, 2001 to December 31, 2001.          (24) From inception May 3, 2001 to December 31, 2001.
(9) From inception February 15, 2001 to December 31, 2001.         (25) From inception July 23, 2001 to December 31, 2001.
(10) From inception February 20, 2001 to December 31, 2001.        (26) From inception November 19, 2001 to December 31, 2001.
(11) From inception February 22, 2001 to December 31, 2001.        (27) From inception August 12, 2002 to December 31, 2002.
(12) From inception February 27, 2001 to December 31, 2001.        (28) From inception June 2, 2003 to December 31, 2003.
(13) From inception March 2, 2001 to December 31, 2001.            (29) From inception June 3, 2003 to December 31, 2003.
(14) From inception March 5, 2001 to December 31, 2001.            (30) From inception July 1, 2003 to December 31, 2003.
(15) From inception March 8, 2001 to December 31, 2001.            (31) From inception October 23, 2003 to December 31, 2003.
(16) From inception March 11, 2001 to December 31, 2001.           (32) From inception December 3, 2004 to December 31, 2004.
(17) From inception March 14, 2001 to December 31, 2001.           (33) From inception April 20, 2005 to December 31, 2005.
(18) From inception March 19, 2001 to December 31, 2001.           (34) From inception April 29, 2005 to December 31, 2005.
(19) From inception March 23, 2001 to December 31, 2001.

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 6 - FEES AND RELATED PARTY TRANSACTIONS
Phoenix and its affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Separate Account. PEPCO is the principal underwriter and distributor for the Separate Account.

Certain fees are deducted from the Contracts. To understand all of the charges that are assessed for your individual policy you should refer to your policy contract provided to you at issue or the most recent product prospectus provided to you annually. Those fees are described below:

A) Contract Maintenance Charges

The Separate Account is assessed periodic Contract Maintenance Charges which are designed to compensate Phoenix for certain costs associated with maintenance. These expenses are included in a separate line item entitled `Contract Maintenance Charges' in the accompanying statements of changes in net assets. The total aggregate expense for the periods ended December 31, 2005, and 2004, are $1,441,367 and $1,618,126 respectively. The maximum charges assessed the Separate Account for Contract Maintenance Charges are outlined as follows:

         Administration Charge - Phoenix will make deductions to cover administrative expenses at a maximum annual rate of $35 for an individual contract, and a maximum of $500 per group contract (Group Strategic Edge contracts only).

         Policy Surrender Charge - In accordance with terms of the contracts, Phoenix makes deductions for surrender charges. Because a policy's account value and policy duration may vary, the surrender charge may also vary.

         Other Charges - Phoenix may deduct other costs depending on the policy terms.

All of the above expenses are taken out as a redemption of units.

B) Optional Rider and Benefit Charges

Phoenix may deduct other charges and fees based on the selection of Other Optional Policy Benefits and Riders. These expenses are included in a separate line item entitled `Transfers for contract benefits and terminations' in the accompanying statements of changes in net assets. This expense is taken out as a redemption of units.

C) Mortality and Expense Charge

Phoenix will make deductions at a maximum annual rate of 2.25% of the contract's value for the mortality and expense risks, and administrative charges, which the company undertakes. These expenses are included in a separate line item entitled `Mortality and Expense Fees' in the accompanying statements of operations. The total aggregate expense for the period ended December 31, 2005, is $15,143,813. This expense is taken out as a reduction of unit values.

NOTE 7--DISTRIBUTION OF NET INCOME
The Separate Account does not declare distributions to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 8--DIVERSIFICATION REQUIREMENTS
Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code") as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each subaccount is required to satisfy the requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

Phoenix intends that each of the subaccounts shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.

NOTE 9--LIQUIDATIONS AND MERGERS
On July 22, 2005, the Scudder VIT EAFE Equity Index Fund (the "Index Fund") was liquidated pursuant to approval of it's Board. On that date the Index Fund involuntarily redeemed its outstanding shares. Contract value in the Index Fund was automatically transferred to the Phoenix-Goodwin Money Market Series.

On April 29, 2005, Lazard Retirement Small Cap Portfolio acquired all of the net assets of the Phoenix-Lazard Small-Cap Value Series pursuant to an Agreement and Plan of Reorganization approved by the Phoenix-Lazard Small-Cap Value Series' shareholders on April 26, 2005. The acquisition was accomplished by a tax-free exchange of 771,728 shares of the Lazard Retirement Small Cap Value Series valued at $12,046,680 for 960,107 shares of Phoenix-Lazard Small-Cap Value Portfolio outstanding on April 29, 2005. Phoenix-Lazard Small-Cap Value Portfolio's net assets on that date including $714,260 of unrealized appreciation and $254,282 of accumulated realized net gain were combined with those of the Lazard Retirement Small-Cap Value Portfolio. The aggregate net assets of the Lazard Retirement Small Cap Value Portfolio and the Phoenix-Lazard Small-Cap Value Series immediately before the reorganization were $104,311,297 and $12,046,680, respectively. The aggregate net assets of Lazard Retirement Small Cap Value Portfolio immediately after the reorganization were $116,357,977.

On April 29, 2005, Lord Abbett Growth and Income Portfolio acquired all of the net assets of the Phoenix-Lord Abbett Large-Cap Value Series pursuant to an Agreement and Plan of Reorganization approved by Phoenix-Lord Abbett Large-Cap Value Series shareholders on April 12, 2005. The acquisition was accomplished by a tax-free exchange of 3,737,233 shares of the Lord Abbett Growth and Income Portfolio valued at $97,205,428 for 7,250,139 shares of Phoenix-Lord Abbett Large-Cap Value Series outstanding on April 29, 2005. Phoenix-Lord Abbett Large-Cap Value Series' net assets at that date, including $7,237,561 of unrealized appreciation, were combined with those of the Lord Abbett Growth and Income Portfolio. The aggregate net assets of the Lord Abbett Growth and Income Portfolio and the Phoenix-Lord Abbett Large-Cap Value Series immediately before the acquisition were $1,216,447,332 and $97,205,428, respectively. The aggregate net assets of the Lord Abbett Growth and Income Portfolio immediately after the acquisition were $1,313,652,760.

On April 29, 2005, Lord Abbett Mid-Cap Value Portfolio acquired all of the net assets of Phoenix-Lord Abbett Mid-Cap Value Series pursuant to an Agreement and Plan of Reorganization approved by Phoenix-Lord Abbett Mid-Cap Value Series shareholders on April 12, 2005. The acquisition was accomplished by a tax-free exchange of 1,515,826 shares of the Lord Abbett Mid-Cap Value Series valued at $29,922,414 for 2,115,079 shares of Phoenix-Lord Abbett Mid-Cap Value Portfolio outstanding on April 29, 2005. Phoenix-Lord Abbett Mid-Cap Value Series' net assets at that date including $3,926,421 of unrealized appreciation were combined with those of the Lord Abbett Mid-Cap Value Portfolio. The aggregate net assets of the Lord Abbett Mid-Cap Value Portfolio and the Phoenix-Lord Abbett Mid-Cap Value Series immediately before the acquisition were $895,257,168 and $29,922,414, respectively. The aggregate net assets of the Lord Abbett Mid-Cap Value Portfolio immediately after the acquisition were $925,179,582.

On April 29, 2005, Lord Abbett Bond-Debenture Portfolio acquired all of the net assets of Phoenix-Lord Abbett Bond-Debenture Series pursuant to an Agreement and Plan of Reorganization approved by Phoenix-Lord Abbett Bond-Debenture Series shareholders on April 12, 2005. The acquisition was accomplished by a tax-free exchange of 2,017,717 shares of the Lord Abbett Bond-Debenture Series valued at $23,385,336, for 2,114,305 shares of Phoenix-Lord Abbett Bond-Debenture Series outstanding on April 29, 2005. Phoenix-Lord Abbett Bond-Debenture Series' net assets at that date, including $285,615 of unrealized depreciation, were combined with those of the Lord Abbett Bond-Debenture Portfolio. The aggregate net assets of the Lord Abbett Bond-Debenture Portfolio and the Phoenix-Lord Abbett Bond -Debenture Series immediately before the

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


acquisition were $144,433,446 and $23,385,336, respectively. The aggregate net assets of the Lord Abbett Bond-Debenture Portfolio immediately after the acquisition were $167,818,782.

On December 3, 2004, AIM V.I. Mid Cap Core Equity acquired all of the assets of AIM Mid-Cap Equity pursuant to an Agreement and Plan of Reorganization approved by AIM Mid-Cap Equity shareholders on December 1, 2004. The acquisition was accomplished by a tax-free exchange of 1,345,217 shares of AIM V.I. Mid Cap Core Equity valued at $18,106,619 for 1,441,358 shares of AIM Mid-Cap Equity outstanding on December 3, 2004. AIM Mid-Cap Equity's net assets on that date of $18,106,619 including $2,490,250 of net unrealized appreciation were combined with those of AIM V.I. Mid-Cap Equity. The shareholders of the AIM Mid Cap Equity received for each share owned approximately 0.93 shares of AIM V.I. Mid Cap Core Equity.

On November 29, 2004, Phoenix Variable Advisors, Inc ("PVA") terminated Massachusetts Financial Services Company, doing business as MFS Investment Management ("MFS"), as subadvisor for the Phoenix-MFS Investors Growth Stock Series, a series of the Fund. PVA and the Fund have been granted an exemptive order from the SEC that permits them to hire, terminate and replace subadvisors without shareholder approval. Upon termination of MFS, PVA hired AIM Capital Management, Inc. ("AIM") as the new subadvisor for the series, and the name of the series was changed to Phoenix-AIM Growth Series.

On September 24, 2004, Phoenix Aberdeen International acquired all of the net assets of Phoenix-Sanford Bernstein Global Value pursuant to an Agreement and Plan of Reorganization approved by Sanford Bernstein Global Value shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 1,785,746 shares of Aberdeen International valued at $19,701,375 for 1,817,620 shares of Sanford Bernstein Global Value outstanding on September 24, 2004. Sanford Bernstein Global Value's net assets on that date of $19,701,375, including $1,968,559 of net unrealized appreciation were combined with those of Aberdeen International. The aggregate net assets of Aberdeen International immediately after the merger were $162,263,002. The shareholders of the Sanford Bernstein Global Value received for each share owned approximately 0.98 shares of Aberdeen International.

On September 24, 2004, Phoenix Engemann Value Equity acquired all of the net assets of MFS Value pursuant to an Agreement and Plan of Reorganization approved by MFS Value shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 3,058,095 shares of Engemann Value Equity valued at $36,459,749 for 3,269,438 shares of MFS Value outstanding on September 24, 2004. MFS Value's net assets on that date of $36,459,749 including $4,777,441 of net unrealized appreciation were combined with those of Engemann Value Equity. The aggregate net assets of Engemann Value Equity immediately after the merger were $123,477,422. The shareholders of the MFS Value received for each share owned approximately 0.94 shares of Engemann Value Equity.

On September 24, 2004, Phoenix Engemann Capital Growth acquired all of the net assets of Lazard U.S. Multi-Cap pursuant to an Agreement and Plan of Reorganization approved by Lazard U.S. Multi-Cap shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 544,383 shares of Engemann Capital Growth valued at $7,162,666 for 570,926 shares of Lazard U.S. Multi-Cap outstanding on September 24, 2004. Lazard U.S. Multi-Cap's net assets on that date of $7,162,666, including $542,543 of net unrealized appreciation were combined with those of Engemann Capital Growth. The aggregate net assets of Engemann Capital Growth immediately after the merger were $549,726,397. The shareholders of the Lazard U.S. Multi-Cap received for each share owned approximately 0.95 shares of Engemann Capital Growth.

On September 17, 2004, Phoenix Engemann Growth and Income acquired all of the net assets of Alliance/Bernstein Growth + Value ("Growth + Value") and MFS Investors Trust ("Investors Trust") pursuant to two Agreements and Plans of Reorganization approved by Growth + Value and Investors Trust shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 1,693,623 shares of Engemann Growth and Income outstanding on September 17, 2004 and valued at $19,106,074 for 1,124,392 shares of Growth + Value valued at $11,309,520 and 772,883 shares of Investors Trust valued at $7,796,554. Growth + Value's net assets of $11,309,520, including $1,005,844 of net unrealized appreciation and Investors Trust's net assets of $7,796,554, including $726,794 of net unrealized appreciation were combined with those of Engemann Growth and Income. The aggregate net assets of Engemann Growth & Income immediately after the merger were $136,382,263. The shareholders of the Alliance/Bernstein Growth + Value received for each share owned approximately 0.89 shares of Engemann Growth and Income. The shareholders of the MFS Investors Trust received for each share owned approximately 0.89 shares of Engemann Growth and Income.

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

On April 16, 2004, Goodwin Multi-Sector Fixed Income acquired all of the net assets of Janus Flexible Income pursuant to an Agreement and Plan of Reorganization approved by Janus Flexible Income shareholders on April 14, 2004. The acquisition was accomplished by a tax-free exchange of 5,476,476 shares of Goodwin Multi-Sector Fixed Income valued at $50,639,637 for 4,789,637 shares of Janus Flexible Income outstanding on April 16, 2004. Janus Flexible Income's net assets on that date of $50,639,637, including $661,921 of net unrealized appreciation were combined with those of Goodwin Multi-Sector Fixed Income. The aggregate net assets of Goodwin Multi-Sector Fixed Income immediately after the merger were $256,054,804. The shareholders of the Janus Flexible Income received for each share owned approximately 1.14 shares of Goodwin Multi-Sector Fixed Income.

NOTE 10--MANAGER OF MANAGERS EXEMPTIVE ORDER
The Phoenix Edge Series Fund ("PESF") and PVA have received an exemptive order from the Securities and Exchange Commission ("SEC") granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA will, subject to supervision and approval of the PESF's Board of Trustees, be permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable series of the PESF. The PESF and PVA will therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination and replacement.

NOTE 11--MIXED AND SHARED FUNDING
Shares of the PESF are not directly offered to the public. Shares of the PESF are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company. Shares of the PESF may be offered to separate accounts of other insurance companies in the future.

The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. The PESF's Trustees currently do not foresee any such differences or disadvantages at this time. However, the PESF's Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in the PESF or shares of another fund may be substituted.

NOTE 12 - OTHER
On August 12, 2005, pursuant to approval of the Board of Trustees of PESF - the name, advisor and subadvisor were changed for the Phoenix-Seneca Mid-Cap Growth and Phoenix-Seneca Strategic Theme Series. The new names for the series are:
Phoenix Mid-Cap Growth and Phoenix Strategic Theme Series. The new advisor for both series is PVA. The subadvisor for the two renamed series is Bennett Lawrence Management, LLC. The PESF relied on its exemptive order from the SEC to effect the subadvisor change.

State Street Research & Management Company ("SSR") notified PVA that it was terminating its subadvisory relationship with PVA to subadvise Phoenix-State Street Research Small-Cap Growth Series, a series of the Fund. PVA and the PESF have been granted an exemptive order from the SEC that permits them to hire, terminate and replace subadvisors without shareholder approval. Effective January 7, 2005, PVA hired Fred Alger Management, Inc. ("Alger"), as the new subadvisor for the series, and the name of the series changed to Phoenix-Alger Small-Cap Growth Series.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



[LOGO]PricewaterhouseCoopers

To the Board of Directors of Phoenix Life Insurance Company and Participants of Phoenix Life Variable Accumulation Account:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts constituting the Phoenix Life Variable Accumulation Account at December 31, 2005, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Phoenix Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation at December 31, 2005 by correspondence with the mutual funds' advisors, provide a reasonable basis for our opinion.



/S/ PricewaterhouseCoopers LLP

Hartford, Connecticut
March 24, 2006

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
Phoenix Life Insurance Company
One American Row
Hartford, Connecticut 06103-2899

PHOENIX EQUITY PLANNING CORPORATION
56 Prospect Street
Hartford, Connecticut 06115-0480
Underwriter

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103

         PHOENIX LIFE
         INSURANCE COMPANY
         (A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.) CONSOLIDATED FINANCIAL STATEMENTS
         DECEMBER 31, 2005 AND 2004

                                TABLE OF CONTENTS

                                                                                                                  PAGE
                                                                                                             ---------------

Report of Independent Registered Public Accounting Firm...................................................        F-3

Consolidated Balance Sheet as of December 31, 2005 and 2004...............................................        F-4

Consolidated Statement of Income and Comprehensive Income
  for the years ended December 31, 2005, 2004 and 2003....................................................        F-5

Consolidated Statement of Cash Flows for the years ended
  December 31, 2005, 2004 and 2003........................................................................        F-6

Consolidated Statement of Changes in Stockholder's Equity for the years ended
  December 31, 2005, 2004 and 2003........................................................................        F-7

Notes to Financial Statements.............................................................................      F-8 - F-40

[LOGO] PricewaterhouseCoopers
--------------------------------------------------------------------------------




             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors and Stockholder of Phoenix Life Insurance Company:

In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of income and comprehensive income, cash flows and changes in stockholder's equity present fairly, in all material respects, the financial position of Phoenix Life Insurance Company and its subsidiaries (the Company) at December 31, 2005 and 2004, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2005 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



/s/ PricewaterhouseCoopers LLP
Hartford, Connecticut
February 22, 2006

                         PHOENIX LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEET
                   ($ amounts in millions, except share data)
                           DECEMBER 31, 2005 AND 2004


                                                                                                    2005           2004
                                                                                               -------------- --------------

ASSETS:
Available-for-sale debt securities, at fair value...........................................    $  13,402.6    $  13,473.6
Available-for-sale equity securities, at fair value.........................................          169.6          160.2
Trading equity securities, at fair value....................................................           --             87.3
Mortgage loans, at unpaid principal balances................................................          128.6          207.9
Venture capital partnerships, at equity in net assets.......................................          145.1          255.3
Policy loans, at unpaid principal balances..................................................        2,245.0        2,196.7
Other invested assets.......................................................................          308.6          367.5
                                                                                               -------------- --------------
                                                                                                   16,399.5       16,748.5
Available-for-sale debt and equity securities pledged as collateral.........................          304.4        1,278.8
                                                                                               -------------- --------------
Total investments...........................................................................       16,703.9       18,027.3
Cash and cash equivalents...................................................................          225.6          324.0
Accrued investment income...................................................................          225.8          222.3
Premiums, accounts and notes receivable.....................................................          183.3          163.7
Deferred policy acquisition costs...........................................................        1,546.7        1,388.1
Intangible assets...........................................................................            0.6            0.6
Goodwill....................................................................................            4.5            4.5
Other assets................................................................................          128.3          157.1
Separate account assets.....................................................................        7,722.2        6,950.3
                                                                                               -------------- --------------
TOTAL ASSETS................................................................................    $  26,740.9    $  27,237.9
                                                                                               ============== ==============

LIABILITIES:
Policy liabilities and accruals.............................................................    $  13,246.2    $  13,132.3
Policyholder deposit funds..................................................................        3,060.7        3,492.4
Indebtedness................................................................................          204.1          204.1
Deferred income taxes.......................................................................           31.7           21.5
Other liabilities...........................................................................          336.8          334.6
Non-recourse collateralized obligations.....................................................          389.9        1,355.2
Separate account liabilities................................................................        7,722.2        6,950.3
                                                                                               -------------- --------------
TOTAL LIABILITIES...........................................................................       24,991.6       25,490.4
                                                                                               -------------- --------------

MINORITY INTEREST:
MINORITY INTEREST IN NET ASSETS OF SUBSIDIARIES.............................................           10.5           47.5
                                                                                               -------------- --------------

STOCKHOLDER'S EQUITY:
Common stock, ($1,000 par value, 10,000 shares authorized and outstanding)..................           10.0           10.0
Additional paid-in capital..................................................................        1,714.9        1,714.9
Retained earnings (accumulated deficit).....................................................           12.4          (73.4)
Accumulated other comprehensive income......................................................            1.5           48.5
                                                                                               -------------- --------------
TOTAL STOCKHOLDER'S EQUITY..................................................................        1,738.8        1,700.0
                                                                                               -------------- --------------
TOTAL LIABILITIES, MINORITY INTEREST AND STOCKHOLDER'S EQUITY...............................    $  26,740.9    $  27,237.9
                                                                                               ============== ==============

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME
                             ($ amounts in millions)
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003


                                                                                    2005           2004           2003
                                                                               -------------- -------------- --------------

REVENUES:
Premiums.....................................................................   $     928.7    $     990.6    $   1,042.2
Insurance and investment product fees........................................         314.8          294.7          279.8
Investment income, net of expenses...........................................       1,092.5        1,068.0        1,098.2
Unrealized gain on trading equity securities.................................          --             85.9           --
Net realized investment losses...............................................         (53.2)          (2.0)         (98.0)
                                                                               -------------- -------------- --------------
TOTAL REVENUES...............................................................       2,282.8        2,437.2        2,322.2
                                                                               -------------- -------------- --------------

BENEFITS AND EXPENSES:
Policy benefits, excluding policyholder dividends............................       1,376.7        1,422.2        1,454.0
Policyholder dividends.......................................................         364.4          404.7          418.8
Policy acquisition cost amortization.........................................          99.6          110.0           94.0
Interest expense on indebtedness.............................................          14.7           12.8           12.2
Interest expense on non-recourse collateralized obligations..................          29.4           33.6           48.9
Other operating expenses.....................................................         236.5          259.9          253.2
                                                                               -------------- -------------- --------------
TOTAL BENEFITS AND EXPENSES..................................................       2,121.3        2,243.2        2,281.1
                                                                               -------------- -------------- --------------
Income from continuing operations
  before income taxes and minority interest..................................         161.5          194.0           41.1
Applicable income taxes......................................................          39.9           59.7            3.9
                                                                               -------------- -------------- --------------
Income from continuing operations before minority interest...................         121.6          134.3           37.2
Minority interest in net income of subsidiaries..............................          (0.7)          (0.1)          (0.5)
Equity in undistributed losses of affiliates.................................          --            (10.4)          (1.8)
                                                                               -------------- -------------- --------------
NET INCOME...................................................................   $     120.9    $     123.8    $      34.9
                                                                               ============== ============== ==============

COMPREHENSIVE INCOME:
NET INCOME...................................................................   $     120.9    $     123.8    $      34.9
OTHER COMPREHENSIVE INCOME (LOSS)............................................         (47.0)           7.5          135.6
                                                                               -------------- -------------- --------------
COMPREHENSIVE INCOME.........................................................   $      73.9    $     131.3    $     170.5
                                                                               ============== ============== ==============

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENT OF CASH FLOWS
                             ($ amounts in millions)
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003


                                                                                    2005           2004           2003
                                                                               -------------- -------------- --------------

OPERATING ACTIVITIES:
Income from continuing operations............................................   $     120.9    $     123.8    $      34.9
Proceeds from sale of trading equity securities..............................         129.7           --             --
Unrealized gain on trading equity securities.................................          --            (85.9)          --
Net realized investment losses...............................................          53.2            2.0           98.0
Amortization and depreciation................................................           6.9           12.7           16.2
Investment gains.............................................................        (129.9)         (73.6)         (81.6)
Equity in losses of affiliates...............................................          --             17.2           --
Deferred income taxes........................................................          38.2           65.7            4.0
Decrease (increase) in receivables...........................................         (18.6)          37.8          (20.9)
Deferred policy acquisition costs increase...................................         (88.1)         (54.7)        (111.5)
Increase in policy liabilities and accruals..................................         327.6           60.1          469.6
Other assets and other liabilities net change................................          22.8          (44.6)         (16.4)
                                                                               -------------- -------------- --------------
Cash from continuing operations..............................................         462.7           60.5          392.3
Discontinued operations, net.................................................           5.4           16.1          (34.3)
                                                                               -------------- -------------- --------------
CASH FROM OPERATING ACTIVITIES...............................................         468.1           76.6          358.0
                                                                               -------------- -------------- --------------

INVESTING ACTIVITIES:
Investment purchases.........................................................      (4,852.4)      (4,159.6)      (5,611.5)
Investment sales, repayments and maturities..................................       4,801.7        4,213.8        4,417.2
Debt and equity securities pledged as collateral purchases...................          --            (17.2)         (56.9)
Debt and equity securities pledged as collateral sales.......................         956.0           97.0          171.5
Subsidiary sales.............................................................          10.7            6.6           --
Premises and equipment additions.............................................         (25.1)          (7.9)         (19.6)
Premises and equipment dispositions..........................................          17.3           26.4           --
Discontinued operations, net.................................................           1.2           --             (6.7)
                                                                               -------------- -------------- --------------
CASH FROM (FOR) INVESTING ACTIVITIES.........................................         909.4          159.1       (1,106.0)
                                                                               -------------- -------------- --------------

FINANCING ACTIVITIES:
Policyholder deposit fund deposits...........................................         609.6          917.3        1,334.2
Policyholder deposit fund withdrawals........................................      (1,041.3)      (1,067.6)      (1,087.2)
Other indebtedness proceeds..................................................          --            171.6           --
Indebtedness repayments......................................................          --           (155.2)          --
Collateralized obligations proceeds..........................................          --             --             --
Collateralized obligations repayments........................................      (1,009.1)         (90.8)         (99.6)
Common stock dividends paid..................................................         (35.1)         (69.7)         (44.5)
                                                                               -------------- -------------- --------------
CASH FROM (FOR) FINANCING ACTIVITIES.........................................      (1,475.9)        (294.4)         102.9
                                                                               -------------- -------------- --------------
CHANGE IN CASH AND CASH EQUIVALENTS..........................................         (98.4)         (58.7)        (645.1)
Cash and cash equivalents, beginning of year.................................         324.0          382.7        1,027.8
                                                                               -------------- -------------- --------------
CASH AND CASH EQUIVALENTS, END OF YEAR.......................................   $     225.6    $     324.0    $     382.7
                                                                               ============== ============== ==============

Included in cash and cash equivalents above is cash pledged as collateral of $15.2 million, $61.0 million and $72.0 million at December 31, 2005, 2004 and 2003, respectively.

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDER'S EQUITY
                             ($ amounts in millions)
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003


                                                                                    2005           2004           2003
                                                                               -------------- -------------- --------------

RETAINED EARNINGS (ACCUMULATED DEFICIT):
Net income...................................................................   $     120.9    $     123.8    $      34.9
Common stock dividends declared..............................................         (35.1)         (69.7)         (44.5)
Other equity adjustments.....................................................          --             --              0.7

ACCUMULATED OTHER COMPREHENSIVE INCOME:
Other comprehensive income (loss)............................................         (47.0)           7.5          135.6
                                                                               -------------- -------------- --------------
CHANGE IN STOCKHOLDER'S EQUITY...............................................          38.8           61.6          126.7
Stockholder's equity, beginning of year......................................       1,700.0        1,638.4        1,511.7
                                                                               -------------- -------------- --------------
STOCKHOLDER'S EQUITY, END OF YEAR............................................   $   1,738.8    $   1,700.0    $   1,638.4
                                                                               ============== ============== ==============

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                             ($ amounts in millions)
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003


1.   ORGANIZATION AND OPERATIONS

Phoenix Life Insurance Company and its subsidiaries (together, Phoenix Life) offer a broad range of life insurance and annuity products in the United States of America. Phoenix Life Insurance Company is a wholly-owned subsidiary of The Phoenix Companies, Inc. (The Phoenix Companies), a publicly traded company on the New York Stock Exchange. Significant intercompany accounts and transactions have been eliminated in consolidating these financial statements.

We have prepared these financial statements in accordance with accounting principles generally accepted in the United States of America (GAAP). In preparing these financial statements in conformity with GAAP, we are required to make estimates and assumptions that affect the reported amounts of assets and liabilities at reporting dates and the reported amounts of revenues and expenses during the reporting periods. Actual results will differ from these estimates and assumptions. We employ significant estimates and assumptions in the determination of deferred policy acquisition costs; policyholder liabilities and accruals; the valuation of intangible assets, investments in debt and equity securities and venture capital partnerships; pension and other post-employment benefits liabilities; deferred tax balances and accruals for contingent liabilities. Significant accounting policies are presented throughout the notes.

ACCOUNTING CHANGES

In September 2005, the Accounting Standards Executive Committee, or AcSEC, of the American Institute of Certified Public Accountants, or AICPA, issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts," or SOP 05-1. SOP 05-1 provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts other than those specifically described in Statement of Financial Accounting Standards No. 97, or SFAS No. 97. The SOP defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. This SOP is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. We will adopt SOP 05-1 on January 1, 2007. We are currently assessing the impact of SOP 05-1 on our consolidated financial position and results of operations.

Other-Than-Temporary Impairments: FASB Staff Position Nos. FAS 115-1 and FAS 124-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments," or FSP 115-1, is effective for reporting periods beginning after December 15, 2005. Earlier application is permitted. FSP 115-1 provides guidance as to the determination of other-than-temporarily impaired securities and requires certain financial disclosures with respect to unrealized losses. These accounting and disclosure requirements largely codify our existing practices as to other-than-temporarily impaired securities and thus, does not have a material effect on our consolidated financial statements.

Nontraditional Long-Duration Contracts and Separate Accounts: Effective January 1, 2004, we adopted the AICPA's Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts," or SOP 03-1. SOP 03-1 provides guidance related to the accounting, reporting and disclosure of certain insurance contracts and separate accounts, including guidance for computing reserves for products with guaranteed benefits such as guaranteed minimum death benefits and for products with annuitization benefits such as guaranteed minimum income benefits. In addition, SOP 03-1 addresses the presentation and reporting of separate accounts, as well as rules concerning the capitalization and amortization of sales inducements. Since this new accounting standard largely codifies certain accounting and reserving practices related to applicable nontraditional long-duration contracts and separate accounts that we already followed, our adoption did not have a material effect on our consolidated financial statements.

Variable Interest Entities: In January 2003, a new accounting standard was issued, FASB Interpretation No. 46 (FIN 46), Consolidation of Variable Interest Entities, an Interpretation of ARB No. 51, that interprets the existing standards on consolidation. FIN 46 was subsequently reissued as FIN 46(R) in December 2003, with FIN 46(R) providing additional interpretation as to existing standards on consolidation. FIN 46(R) clarifies the application of standards of consolidation to certain entities in which equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties (variable interest entities). Variable interest entities are required to be consolidated by their primary beneficiaries if they do not effectively disperse risks among all parties involved. The primary beneficiary of a variable interest entity is the party that absorbs a majority of the entity's expected losses, receives a majority of its expected residual returns, or both, as a result of holding variable interests. As required under the original standard, on February 1, 2003, we adopted the new standard for variable interest entities created after January 31, 2003 and for variable interest entities in which we obtained an interest after January 31, 2003. In addition, as required by the revised standard, on December 31, 2003 we adopted FIN 46(R) for Special Purpose Entities (SPEs) in which we hold a variable interest that we acquired prior to February 1, 2003. The effect of our adoption of the foregoing provisions of FIN 46(R) is described further in Note 7. FIN 46(R) requires our application of its provisions to non-SPE variable interest entities for periods ending after March 15, 2004. The adoption of FIN 46(R) for our non-SPE variable interest entities did not have a material effect on our consolidated financial statements.

BUSINESS COMBINATIONS AND DISPOSITIONS

Aberdeen Asset Management, PLC

On January 14, 2005, we closed the sale to third parties of our equity holdings in Aberdeen for net proceeds of $70.4 million, resulting in an after-tax realized investment loss of $7.0 million, in our 2005 consolidated statement of operations. The January 2005 sale of our equity holdings in Aberdeen completed our disposition of our direct financial interests in Aberdeen. On November 19, 2004, we received payment in full of a $27.5 million convertible subordinated note issued by Aberdeen Asset Management PLC, or Aberdeen, a United Kingdom-based asset management company. Concurrently we relinquished our contractual right to one of two Aberdeen board seats we held related to our 16.5% equity interest in Aberdeen, at which point we concluded that in our judgment, we no longer had the ability to significantly influence Aberdeen's operations. Accordingly, effective November 19, 2004, we changed our method of accounting for our equity holdings in Aberdeen from the equity method of accounting to the fair value method of accounting under SFAS 115, Accounting for Investments in Debt and Equity Securities. Based on our intent to sell our equity holdings in Aberdeen in the near-term, we designated our equity holdings as trading securities under the fair value method of accounting. Under the fair value method, the changes in fair value, based on the underlying value of Aberdeen's shares as traded on the London Stock Exchange, as compared to our carrying value under the equity method are presented as an after-tax realized investment gain of $55.1 million in our consolidated statement of operations for the year ended December 31, 2004. In addition, our 2004 income from continuing operations include a $14.7 million after-tax, non-cash charge related to the accounting for our proportionate share of Aberdeen's December 2004 settlement of alleged misselling activities with the United Kingdom's Financial Services Authority. This charge has been accounted for by us under the equity method of accounting as it pre-dates our November 19, 2004 change in accounting for Aberdeen from the equity method to the fair value method. See Note 3 to these financial statements for more information on our holdings in Aberdeen.

Lombard International Assurance S.A.

On January 11, 2005, we closed the sale of our interest in Lombard International Assurance S.A., or Lombard, to Friends Provident plc, or Friends Provident, for common shares in Friends Provident valued at $59.0 million. In connection with our disposition of Lombard, we entered into a total return swap agreement with a third party, which was settled with cash proceeds of $59.0 million on April 1, 2005 in exchange for all of our shares in Friends Provident.

Phoenix Global Solutions (India) Pvt. Ltd.

In July 2004, we sold the stock of Phoenix Global Solutions (India) Pvt. Ltd., our India-based information technology subsidiary, and essentially all of the assets of its United States affiliate, Phoenix Global Solutions, Inc., to Tata Consultancy Services Limited, a division of Tata Sons Ltd. This transaction was not material to our consolidated financial statements.


2.   LIFE AND ANNUITY ACTIVITIES

Life and Annuity activities include individual life insurance and annuity products, such as universal life, variable life, term life and fixed and variable annuities. They also include the results of our closed block, which consists primarily of participating whole life products.

PREMIUM AND FEE REVENUE AND RELATED EXPENSES

Revenues for annuity and universal life products consist of net investment income and mortality, administration and surrender charges assessed against the fund values during the period. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to fund values. We recognize premiums for participating life insurance products and other long-duration life insurance products as revenue when due from policyholders. We recognize life insurance premiums for short-duration life insurance products as premium revenue pro rata over the related contract periods. We match benefits, losses and related expenses with premiums over the related contract periods.

REINSURANCE

We use reinsurance agreements to provide for greater diversification of business, control exposure to potential losses arising from large risks and provide additional capacity for growth.

We recognize assets and liabilities related to reinsurance ceded contracts on a gross basis. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

We remain liable to the extent that reinsuring companies may not be able to meet their obligations under reinsurance agreements in effect. Failure of the reinsurers to honor their obligations could result in losses to us; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize our exposure to significant losses from reinsurance insolvencies, we evaluate the financial condition of our reinsurers and monitor concentration of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers.

Our reinsurance program varies based on the type of risk, for example:

     o On direct policies, the maximum of individual life insurance retained by us on any one life is $10 million for single life and joint first-to-die policies and $12 million for joint last-to-die policies, with excess amounts ceded to reinsurers.
     o We reinsure 80% of the mortality risk on the in-force block of the Confederation Life business we acquired in December 1997.
     o We entered into two separate reinsurance agreements in 1998 and 1999 to reinsure 80% and 60%, respectively, of the mortality risk on a substantial portion of our otherwise retained individual life insurance business.
     o We reinsure 80% to 90% of the mortality risk on certain new issues of term.
     o We reinsure 100% of guaranteed minimum death benefits on a block of variable deferred annuities issued between January 1, 1996 through December 31, 1999, including subsequent deposits. We retain the guaranteed minimum death benefits risks on the remaining variable deferred annuity in force that is not covered by this reinsurance arrangement.
     o We assume and cede business related to the group accident and health block in run-off. While we are not writing any new contracts, we are contractually obligated to assume and cede premiums related to existing contracts.

DIRECT BUSINESS AND REINSURANCE:
($ amounts in millions)                                                               YEAR ENDED DECEMBER 31,
                                                                           --------------------------------------------
                                                                                2005           2004           2003
                                                                           -------------- -------------- --------------

Direct premiums........................................................     $     994.7    $   1,043.3    $   1,092.1
Premiums assumed from reinsureds.......................................            14.0           13.8           15.5
Premiums ceded to reinsurers...........................................           (80.0)         (66.5)         (65.4)
                                                                           -------------- -------------- --------------
PREMIUMS...............................................................     $     928.7    $     990.6    $   1,042.2
                                                                           ============== ============== ==============
Percentage of amount assumed to net premiums...........................             1.5%           1.4%           1.5%
                                                                           ============== ============== ==============

Direct policy benefits incurred........................................     $     440.1    $     416.3    $     402.9
Policy benefits assumed from reinsureds................................             8.2            3.9           13.5
Policy benefits ceded to reinsurers....................................           (56.4)         (52.9)         (56.9)
                                                                           -------------- -------------- --------------
POLICY BENEFITS........................................................     $     391.9    $     367.3    $     359.5
                                                                           ============== ============== ==============

Direct life insurance in force.........................................     $ 133,990.2    $ 126,367.9    $ 120,931.3
Life insurance in force assumed from reinsureds........................         1,810.5        1,759.5        1,837.3
Life insurance in force ceded to reinsurers............................       (83,144.7)     (80,040.1)     (77,222.3)
                                                                           -------------- -------------- --------------
LIFE INSURANCE IN FORCE................................................     $  52,656.0    $  48,087.3    $  45,546.3
                                                                           ============== ============== ==============
Percentage of amount assumed to net insurance in force.................             3.4%           3.7%           4.0%
                                                                           ============== ============== ==============

The policy benefit amounts above exclude changes in reserves, interest credited to policyholders and withdrawals, which total $984.8 million, $1,054.9 million and $1,094.5 million, net of reinsurance, for the years ended December 31, 2005, 2004 and 2003.

Irrevocable letters of credit aggregating $50.8 million at December 31, 2005 have been arranged with commercial banks in favor of us to collateralize the ceded reserves.

DEFERRED POLICY ACQUISITION COSTS

The costs of acquiring new business, principally commissions, underwriting, distribution and policy issue expenses, all of which vary with and are primarily related to production of new business, are deferred. In connection with our acquisitions of the Confederation Life business (1997), we recognized an asset for the present value of future profits (PVFP) representing the present value of estimated net cash flows embedded in the existing contracts acquired. This asset is included in deferred policy acquisition costs (DAC).

We amortize DAC and PVFP based on the related policy's classification. For individual participating life insurance policies, DAC and PVFP are amortized in proportion to estimated gross margins. For universal life, variable universal life and accumulation annuities, DAC and PVFP are amortized in proportion to estimated gross profits. Policies may be surrendered for value or exchanged for a different one of our products (internal replacement); the DAC balance associated with the replaced or surrendered policies is amortized to reflect these surrenders.

The amortization process requires the use of various assumptions, estimates and judgments about the future. The primary assumptions are expenses, investment performance, mortality and contract cancellations (i.e., lapses, withdrawals and surrenders). These assumptions, which we review on a regular basis, and are generally based on our past experience, industry studies, regulatory requirements and judgments about the future. Changes in estimated gross margins and gross profits based on actual experiences are reflected as an adjustment to total amortization to date resulting in a charge or credit to earnings. Finally, analyses are performed periodically to assess whether there are sufficient gross margins or gross profits to amortize the remaining DAC balances.

ACTIVITY IN DEFERRED POLICY ACQUISITION COSTS:
($ amounts in millions)                                                                   YEAR ENDED DECEMBER 31,
                                                                               --------------------------------------------
                                                                                    2005           2004           2003
                                                                               -------------- -------------- --------------

Direct acquisition costs deferred excluding acquisitions.....................   $     187.7    $     164.7    $     205.5
Acquisition costs recognized in Valley Forge Life acquisition................                         --             --
Costs amortized to expenses:
  Recurring costs related to operations......................................        (114.3)        (110.4)         (98.1)
  Credit related to realized investment gains or losses......................          14.7            0.4            4.1
  Offsets to net unrealized investment gains or losses
    included in other comprehensive income...................................          70.5            7.7           12.4
                                                                               -------------- -------------- --------------
Change in deferred policy acquisition costs..................................         158.6           62.4          123.9
Deferred policy acquisition costs, beginning of year.........................       1,388.1        1,325.7        1,201.8
                                                                               -------------- -------------- --------------
DEFERRED POLICY ACQUISITION COSTS, END OF YEAR...............................   $   1,546.7    $   1,388.1    $   1,325.7
                                                                               ============== ============== ==============

During 2005, we benefited from an adjustment, or "unlocking," of assumptions primarily related to DAC. The unlocking was driven by revised assumptions reflecting favorable mortality experience, offset by interest rate and spread adjustments for annuities. The effects of the unlocking decreased insurance product fees by $0.3 million, increased the change in policyholder reserves by $3.5 million, increased non-deferred expenses by $0.5 million and decreased DAC amortization by $28.1 million for a net increase in pre-tax income of $23.8 million in the second quarter. However, this initial increase was partially offset by a resulting increase in DAC amortization of $5.8 million during the latter half of the year.

POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for life and annuity products. We establish liabilities in amounts adequate to meet the estimated future obligations of policies in-force. Future policy benefits for traditional life insurance are computed using the net level premium method on the basis of actuarial assumptions as to contractual guaranteed rates of interest, mortality rates guaranteed in calculating the cash surrender values described in such contracts and morbidity. Future policy benefits for variable universal life, universal life and annuities in the accumulation phase are computed using the deposit-method which is the sum of the account balance, unearned revenue liability and liability for minimum policy benefits. Future policy benefits for term and annuities in the payout phase that have significant mortality risk are computed using the net premium method on the basis of actuarial assumptions at the issue date of these contracts for rates of interest, contract administrative expenses, mortality and surrenders. We establish liabilities for outstanding claims, losses and loss adjustment expenses based on individual case estimates for reported losses and estimates of unreported losses based on past experience.

Policyholder liabilities are primarily for participating life insurance policies and universal life insurance policies. For universal life, this includes deposits received from customers and investment earnings on their fund balances, which ranged from 4.00% to 5.25% as of December 31, 2005, less administrative and mortality charges.

Certain of our annuity products contain guaranteed minimum death benefits. The guaranteed minimum death benefit feature provides annuity contract holders with a guarantee that the benefit received at death will be no less than a prescribed amount. This minimum amount is based on the net deposits paid into the contract, the net deposits accumulated at a specified rate, the highest historical account value on a contract anniversary, or more typically, the greatest of these values. As of December 31, 2005 and 2004, the difference between the guaranteed minimum death benefit and the current account value (net amount at risk) for all existing contracts was $82.1 million and $123.5 million, respectively, for which we had established reserves, net of reinsurance recoverables, of $10.7 million and $9.1 million, respectively.

PARTICIPATING LIFE INSURANCE

Participating life insurance in force was 30.7% and 35.6% of the face value of total individual life insurance in force at December 31, 2005 and 2004, respectively.

FAIR VALUE OF INVESTMENT CONTRACTS

For purposes of fair value disclosures (Note 12), we determine the fair value of guaranteed interest contracts by assuming a discount rate equal to the appropriate U.S. Treasury rate plus 150 basis points to determine the present value of projected contractual liability payments through final maturity. We valued the fair value of deferred annuities and supplementary contracts without life contingencies with an interest guarantee of one year or less at the amount of the policy reserve. In determining the fair value of deferred annuities and supplementary contracts without life contingencies with interest guarantees greater than one year, we used a discount rate equal to the appropriate U.S. Treasury rate plus 150 basis points to determine the present value of the projected account value of the policy at the end of the current guarantee period.

Deposit type funds, including pension deposit administration contracts, dividend accumulations, and other funds left on deposit not involving life contingencies, have interest guarantees of less than one year for which interest credited is closely tied to rates earned on owned assets. For these liabilities, we assume fair value to be equal to the stated liability balances.

POLICYHOLDER DEPOSIT FUNDS

Policyholder deposit funds primarily consist of annuity deposits received from customers, dividend accumulations and investment earnings on their fund balances, which ranged from 2% to 10% as of December 31, 2005, less administrative charges.

DEMUTUALIZATION AND CLOSED BLOCK

Phoenix Home Life Mutual Insurance Company demutualized on June 25, 2001 by converting from a mutual life insurance company to a stock life insurance company, became a wholly-owned subsidiary of The Phoenix Companies, Inc. and changed its name to Phoenix Life Insurance Company.

In connection with the demutualization, we established a closed block as of December 31, 1999 to preserve over time the reasonable dividend expectations of individual life and annuity policyholders for which dividends were currently being paid or were expected to be paid under the then-current dividend scale. The closed block comprises a defined limited group of policies and a defined set of assets, is governed by a set of operating rules and will continue in effect as long as any policy in the closed block remains in effect.

Phoenix Life allocated assets to the closed block in an amount we believed sufficient to produce cash flows which, together with anticipated premiums and other revenues from the policies included in the closed block, will support payment of obligations relating to these policies. These obligations include the payment of claims, certain expenses, taxes and policyholder dividends, which we estimate to continue at rates in effect for 2000.

The closed block assets, including future assets from cash flows generated by the assets and premiums and other revenues from the policies in the closed block, will benefit only holders of the policies in the closed block. The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, investment purchases and sales, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions, investment income and realized investment gains and losses on investments held outside the closed block that support the closed block business. All of these excluded income and expense items enter into the determination of total gross margins of closed block policies for the purpose of amortization of deferred policy acquisition costs.

We present closed block assets, liabilities, revenues and expenses together with all other assets, liabilities, revenues and expenses. Within closed block liabilities, we have established a policyholder dividend obligation to record an additional liability to closed block policyholders for cumulative closed block earnings in excess of expected amounts calculated at the date of demutualization. These closed block earnings will not inure to stockholders but will result in additional future dividends to closed block policyholders unless otherwise offset by future performance of the closed block that is less favorable than expected.

Because closed block liabilities exceed closed block assets, we have a net closed block liability at each period-end. This net liability represents the maximum future earning contribution to be recognized from the closed block and the change in this net liability each period is in the earnings contribution recognized from the closed block for the period. To the extent that actual cash flows differ from amounts anticipated, we may adjust policyholder dividends. On November 3, 2005, the 2006 policyholder dividend scale was reduced for most policyholders with a reduction in the interest component of the scale, partially offset by improvements in the mortality component. If the closed block has excess funds, those funds will be available only to the closed block policyholders. However, if the closed block has insufficient funds to make policy benefit payments that are guaranteed, the payments will be made from assets outside of the closed block.

CLOSED BLOCK ASSETS AND LIABILITIES:                                                 AS OF DECEMBER 31,
($ amounts in millions)                                                        -----------------------------
                                                                                    2005           2004        INCEPTION
                                                                               -------------- -------------- --------------

Debt securities..............................................................   $   6,992.0    $   6,949.6    $   4,773.1
Equity securities............................................................          95.4           90.8           --
Mortgage loans...............................................................         109.9          181.9          399.0
Venture capital partnerships.................................................          73.4           52.4           --
Policy loans.................................................................       1,349.2        1,363.4        1,380.0
Other invested assets........................................................          69.3           60.0           --
                                                                               -------------- -------------- --------------
Total closed block investments...............................................       8,689.2        8,698.1        6,552.1
Cash and cash equivalents....................................................          87.0          100.5           --
Accrued investment income....................................................         118.2          118.8          106.8
Receivables..................................................................          40.9           32.7           35.2
Deferred income taxes........................................................         328.0          359.7          389.4
Other closed block assets....................................................          24.9           24.0            6.2
                                                                               -------------- -------------- --------------
TOTAL CLOSED BLOCK ASSETS....................................................       9,288.2        9,333.8        7,089.7
                                                                               -------------- -------------- --------------
Policy liabilities and accruals..............................................       9,815.8        9,686.9        8,301.7
Policyholder dividends payable...............................................         338.9          365.5          325.1
Policyholder dividend obligation.............................................         334.1          535.9           --
Other closed block liabilities...............................................          53.8           41.5           12.3
                                                                               -------------- -------------- --------------
TOTAL CLOSED BLOCK LIABILITIES...............................................      10,542.6       10,629.8        8,639.1
                                                                               -------------- -------------- --------------
EXCESS OF CLOSED BLOCK LIABILITIES OVER CLOSED BLOCK ASSETS..................   $   1,254.4    $   1,296.0    $   1,549.4
                                                                               ============== ============== ==============


CLOSED BLOCK REVENUES AND EXPENSES AND                                                          YEAR ENDED
CHANGES IN POLICYHOLDER DIVIDEND OBLIGATION:                      CUMULATIVE                   DECEMBER 31,
($ amounts in millions)                                              FROM      --------------------------------------------
                                                                  INCEPTION         2005           2004           2003
                                                                -------------- -------------- -------------- --------------

Premiums.....................................................    $   6,052.4    $     881.6    $     932.8    $   1,000.1
Net investment income........................................        3,327.7          556.5          560.0          573.1
Net realized investment losses...............................         (113.0)         (21.9)          (2.0)          (9.4)
                                                                -------------- -------------- -------------- --------------
TOTAL REVENUES...............................................        9,267.1        1,416.2        1,490.8        1,563.8
                                                                -------------- -------------- -------------- --------------
Policy benefits, excluding dividends.........................        6,347.7          980.1        1,007.1        1,058.0
Other operating expenses.....................................           66.5            8.6            8.9           10.0
                                                                -------------- -------------- -------------- --------------
Total benefits and expenses,
  excluding policyholder dividends...........................        6,414.2          988.7        1,016.0        1,068.0
                                                                -------------- -------------- -------------- --------------
Closed block contribution to income
  before dividends and income taxes..........................        2,852.9          427.5          474.8          495.8
Policyholder dividends.......................................        2,363.9          363.7          403.9          419.4
                                                                -------------- -------------- -------------- --------------
Closed block contribution to income before income taxes......          489.0           63.8           70.9           76.4
Applicable income taxes......................................          171.4           22.2           24.7           26.8
                                                                -------------- -------------- -------------- --------------
CLOSED BLOCK CONTRIBUTION TO INCOME..........................    $     317.6    $      41.6    $      46.2    $      49.6
                                                                ============== ============== ============== ==============

Policyholder dividends provided through earnings.............    $   2,409.1    $     363.7    $     403.9    $     419.4
Policyholder dividends provided through
  other comprehensive income.................................          241.6         (194.9)           3.8          (45.5)
                                                                -------------- -------------- -------------- --------------
ADDITIONS TO POLICYHOLDER DIVIDEND LIABILITIES...............        2,650.7          168.8          407.7          373.9
POLICYHOLDER DIVIDENDS PAID..................................       (2,302.8)        (397.2)        (395.3)        (395.6)
                                                                -------------- -------------- -------------- --------------
Change in policyholder dividend liabilities..................          347.9         (228.4)          12.4          (21.7)
Policyholder dividend liabilities, beginning of period.......          325.1          901.4          889.0          910.7
                                                                -------------- -------------- -------------- --------------
Policyholder dividend liabilities, end of period.............          673.0          673.0          901.4          889.0
  Less:  Policyholder dividends payable, end of period.......         (338.9)        (338.9)         365.5          369.8
                                                                -------------- -------------- -------------- --------------
POLICYHOLDER DIVIDEND OBLIGATION, END OF PERIOD..............    $     334.1    $     334.1    $     535.9    $     519.2
                                                                ============== ============== ============== ==============

In addition to the closed block assets, we hold assets outside the closed block in support of closed block liabilities. We recognize investment earnings on these invested assets, less deferred policy acquisition cost amortization and allocated expenses, as an additional source of earnings to our stockholders.


3.   INVESTING ACTIVITIES

DEBT AND EQUITY SECURITIES

We classify our debt and equity securities as available-for-sale and report them in our balance sheet at fair value. Trading securities are carried at fair value and changes in fair value are recorded in net income as they occur. Fair value is based on quoted market price, where available. When quoted market prices are not available, we estimate fair value by discounting debt security cash flows to reflect interest rates currently being offered on similar terms to borrowers of similar credit quality (private placement debt securities), by quoted market prices of comparable instruments (untraded public debt securities) and by independent pricing sources or internally developed pricing models (equity securities).

For mortgage-backed and other asset-backed debt securities, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic lives of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and any resulting adjustment is included in net investment income. For certain asset-backed securities, changes in estimated yield are recorded on a prospective basis and specific valuation methods are applied to these securities to determine if there has been an other-than-temporary decline in value.

See Note 7 for information on available-for-sale debt and equity securities pledged as collateral.

FAIR VALUE AND COST OF DEBT SECURITIES:                                             AS OF DECEMBER 31,
($ amounts in millions)                                         -----------------------------------------------------------
                                                                            2005                          2004
                                                                ----------------------------- -----------------------------
                                                                  FAIR VALUE        COST        FAIR VALUE        COST
                                                                -------------- -------------- -------------- --------------

U.S. government and agency...................................    $     736.8    $     699.9    $     676.4    $     622.7
State and political subdivision..............................          365.0          344.2          446.5          413.7
Foreign government...........................................          333.9          298.8          314.8          284.0
Corporate....................................................        7,450.3        7,322.2        7,365.4        7,040.7
Mortgage-backed..............................................        3,276.0        3,241.2        3,253.4        3,122.9
Other asset-backed...........................................        1,240.6        1,224.6        1,417.1        1,405.0
                                                                -------------- -------------- -------------- --------------
DEBT SECURITIES..............................................    $  13,402.6    $  13,130.9    $  13,473.6    $  12,889.0
                                                                ============== ============== ============== ==============

Amounts applicable to the closed block.......................    $   6,992.0    $    6,748.4   $   6,949.6    $    6,515.2
                                                                ============== ============== ============== ==============


FAIR VALUE AND COST OF EQUITY SECURITIES:                                           AS OF DECEMBER 31,
($ amounts in millions)                                         -----------------------------------------------------------
                                                                            2005                          2004
                                                                ----------------------------- -----------------------------
                                                                  FAIR VALUE        COST        FAIR VALUE        COST
                                                                -------------- -------------- -------------- --------------

Lombard International Assurance, S.A.........................    $      --      $      --      $      43.3    $      43.3
Other equity securities......................................          169.6          151.2          116.9          101.1
                                                                -------------- -------------- -------------- --------------
EQUITY SECURITIES............................................    $     169.6    $     151.2    $     160.2    $     144.4
                                                                ============== ============== ============== ==============

Amounts applicable to the closed block.......................    $      95.4    $      82.5    $      90.8    $      78.3
                                                                ============== ============== ============== ==============

In 2003, we sold our 3.0% and 3.1% equity interests in two life insurance subsidiaries of General Electric Company for $72.0 million and realized a gain of $21.6 million ($14.0 million after income taxes). Also in 2003, we sold our 9.3% equity interest in PXRE Group Ltd., a property catastrophe reinsurer, for $23.1 million and realized a gain of $13.7 million ($8.9 million after income taxes).

In January 2005, we sold our equity investment in Lombard as further described in Note 1.

HRH. Hilb Rogal & Hobbs (HRH) is a Virginia-based property and casualty insurance and employee benefit products distributor traded on the New York Stock Exchange. Prior to November 2002, we owned 6.4% of its common shares, as well as convertible debt securities which, if converted, would have represented 16.8% of HRH's common stock outstanding. We also had a contractual right to designate two nominees for election to its board of directors.

In November 2002, we converted our HRH note into additional shares of HRH common stock, resulting in total HRH holdings with a fair value of $167.1 million. Following the conversion, we sold the majority of our shares of HRH common stock to The Phoenix Companies for $157.4 million.

As a result of these transactions, in 2002 we recorded a gross realized investment gain of $107.1 million, $38.8 million net of offsets for applicable DAC costs and deferred income taxes. We calculated our gains using the specific identification of the securities sold. As a result of the transactions we completed in November 2002, it was no longer appropriate to consider HRH as an affiliate for accounting and reporting purposes. In addition, in 2003 we sold our remaining shares of HRH common stock in the open market for $9.4 million and recorded a gross realized investment gain of $6.9 million ($4.5 million after income taxes).

UNREALIZED GAINS AND LOSSES FROM                                                      AS OF DECEMBER 31,
DEBT AND EQUITY SECURITIES:                                     -------------------------------------------------------------
($ amounts in millions)                                                      2005                          2004
                                                                ------------------------------ ------------------------------
                                                                     GAINS          LOSSES          GAINS         LOSSES
                                                                --------------- -------------- -------------- ---------------

U.S. government and agency...................................    $      41.4     $     (4.5)    $     55.4     $     (1.7)
State and political subdivision..............................           23.0           (2.2)          34.4           (1.6)
Foreign government...........................................           36.0           (0.9)          31.1           (0.3)
Corporate....................................................          219.2          (91.1)         364.2          (39.5)
Mortgage-backed..............................................           71.0          (36.2)         137.0           (6.5)
Other asset-backed...........................................           25.4           (9.4)          32.4          (20.3)
                                                                --------------- -------------- -------------- ---------------
Debt securities gains and losses.............................    $     416.0     $   (144.3)    $    654.5     $    (69.9)
                                                                =============== ============== ============== ===============
DEBT SECURITIES NET GAINS....................................    $     271.7                    $    584.6
                                                                ===============                ==============

Equity securities gains and losses...........................    $      20.4     $     (2.0)    $     19.1     $     (3.3)
                                                                =============== ============== ============== ===============
EQUITY SECURITIES NET GAINS..................................    $      18.4                    $     15.8
                                                                ===============                ==============


AGING OF TEMPORARILY IMPAIRED                                            AS OF DECEMBER 31, 2005
DEBT AND EQUITY SECURITIES:                 ---------------------------------------------------------------------------------
($ amounts in millions)                         LESS THAN 12 MONTHS       GREATER THAN 12 MONTHS             TOTAL
                                            --------------------------- -------------------------- --------------------------
                                                FAIR       UNREALIZED      FAIR        UNREALIZED      FAIR       UNREALIZED
                                                VALUE        LOSSES        VALUE         LOSSES        VALUE        LOSSES
                                            ------------ ------------- ------------- ------------- ------------- ------------
DEBT SECURITIES
U.S. government and agency................   $    177.6    $     (3.2)   $    47.9    $     (1.3)   $    225.5    $    (4.5)
State and political subdivision...........         40.0          (1.0)        37.3          (1.2)         77.3         (2.2)
Foreign government........................         41.1          (0.6)        10.6          (0.3)         51.7         (0.9)
Corporate.................................      2,599.5         (59.5)       790.7         (31.6)      3,390.2        (91.1)
Mortgage-backed...........................      1,507.4         (26.8)       326.4          (9.4)      1,833.8        (36.2)
Other asset-backed........................        309.2          (4.6)       205.4          (4.8)        514.6         (9.4)
                                            ------------- ------------- ------------ ------------- ------------- ------------
DEBT SECURITIES...........................   $  4,674.8    $    (95.7)   $ 1,418.3    $    (48.6)   $  6,093.1    $  (144.3)
COMMON STOCK..............................         46.8          (2.0)        --            --            46.8         (2.0)
                                            ------------- ------------- ------------ ------------- ------------- ------------
TOTAL TEMPORARILY IMPAIRED SECURITIES.....   $  4,721.6    $    (97.7)   $ 1,418.3    $    (48.6)   $  6,139.9    $  (146.3)
                                            ============= ============= ============ ============= ============= ============

AMOUNTS INSIDE THE CLOSED BLOCK...........   $  2,058.4    $    (44.2)   $   340.0    $    (16.3)   $  2,398.4    $   (60.5)
                                            ============= ============= ============ ============= ============= ============

AMOUNTS OUTSIDE THE CLOSED BLOCK..........   $  2,663.2    $    (53.5)   $ 1,078.3    $    (32.3)   $  3,741.5    $   (85.8)
                                            ============= ============= ============ ============= ============= ============

AMOUNTS OUTSIDE THE CLOSED BLOCK
  THAT ARE BELOW INVESTMENT GRADE.........   $    147.8    $     (8.4)   $   106.0    $     (5.5)   $    253.8    $   (13.9)
                                            ============= ============= ============ ============= ============= ============

AFTER OFFSETS FOR DEFERRED ACQUISITION
  COST ADJUSTMENT AND TAXES...............                 $     (2.6)                $     (1.4)                 $    (4.0)
                                                          =============              =============               ============

These securities are considered to be temporarily impaired at December 31, 2005 as each of these securities has performed, and is expected to continue to perform, in accordance with their original contractual terms.

AGING OF TEMPORARILY IMPAIRED                                            AS OF DECEMBER 31, 2004
DEBT AND EQUITY SECURITIES:                  --------------------------------------------------------------------------------
($ amounts in millions)                          LESS THAN 12 MONTHS       GREATER THAN 12 MONTHS             TOTAL
                                             --------------------------- -------------------------- -------------------------
                                                 FAIR       UNREALIZED      FAIR       UNREALIZED      FAIR       UNREALIZED
                                                 VALUE        LOSSES        VALUE        LOSSES        VALUE        LOSSES
                                             ------------ ------------- ------------ -------------- ------------ ------------
DEBT SECURITIES
U.S. government and agency................    $     85.6   $     (1.4)   $      4.9   $     (0.3)   $     90.5   $    (1.7)
State and political subdivision...........          41.6         (1.2)          9.0         (0.4)         50.6        (1.6)
Foreign government........................          --           --            10.6         (0.3)         10.6        (0.3)
Corporate.................................       1,212.6        (16.1)        418.8        (23.4)      1,631.4       (39.5)
Mortgage-backed...........................         589.4         (4.8)        113.6         (1.7)        703.0        (6.5)
Other asset-backed........................         444.6         (5.3)         96.8        (15.0)        541.4       (20.3)
                                             ------------ ------------- ------------ ------------- ------------ ------------
DEBT SECURITIES...........................    $  2,373.8   $    (28.8)   $    653.7   $    (41.1)   $  3,027.5   $   (69.9)
COMMON STOCK..............................          15.3         (2.4)          5.4         (0.9)         20.7        (3.3)
                                             ------------ ------------- ------------ ------------- ------------ ------------
TOTAL TEMPORARILY IMPAIRED SECURITIES.....    $  2,389.1   $    (31.2)   $    659.1   $    (42.0)   $  3,048.2   $   (73.2)
                                             ============ ============= ============ ============= ============ ============

AMOUNTS INSIDE THE CLOSED BLOCK...........    $    702.0   $    (10.7)   $    347.9   $    (16.2)   $  1,049.9   $   (26.9)
                                             ============ ============= ============ ============= ============ ============

AMOUNTS OUTSIDE THE CLOSED BLOCK..........    $  1,687.1   $    (20.5)   $    311.2   $    (25.8)   $  1,998.3   $   (46.3)
                                             ============ ============= ============ ============= ============ ============

AMOUNTS OUTSIDE THE CLOSED BLOCK
  THAT ARE BELOW INVESTMENT GRADE.........    $     66.8   $     (2.2)   $     68.3   $    (12.2)   $    135.1   $   (14.4)
                                             ============ ============= ============ ============= ============ ============

AFTER OFFSETS FOR DEFERRED ACQUISITION                     $     (0.8)                $     (4.5)                $    (5.3)
  COST ADJUSTMENT AND TAXES...............                =============              =============              ============

These securities are considered to be temporarily impaired at December 31, 2004 as each of these securities has performed, and is expected to continue to perform, in accordance with their original contractual terms.

MORTGAGE LOANS AND REAL ESTATE

We report mortgage loans at unpaid principal balances, net of valuation reserves on impaired mortgages. We consider a mortgage loan to be impaired if we believe it is probable that we will be unable to collect all amounts of contractual interest and principal as scheduled in the loan agreement. We do not accrue interest income on impaired mortgage loans when the likelihood of collection is doubtful.

We estimate the fair value of mortgage loans by discounting the present value of scheduled loan payments. We base the discount rate on the comparable U.S. Treasury rates for loan durations plus spreads of 130 to 800 basis points, depending on our internal quality ratings of the loans. For in-process-of-foreclosure or defaulted loans, we estimate fair value as the lower of the underlying collateral value or the loan balance.

Mortgage loans are collateralized by the related properties and are generally no greater than 75% of the properties' value at the time the loans are originated.

CARRYING VALUE OF INVESTMENTS IN MORTGAGE LOANS                                      AS OF DECEMBER 31,
($ amounts in millions)                                          -----------------------------------------------------------
                                                                             2005                          2004
                                                                 ----------------------------- -----------------------------
                                                                    CARRYING                      CARRYING
                                                                      VALUE       FAIR VALUE        VALUE       FAIR VALUE
                                                                 -------------- -------------- -------------- --------------
PROPERTY TYPE
Apartment buildings..........................................     $      39.9    $      38.2    $      81.8    $      82.8
Office buildings.............................................            14.4           13.8           18.0           18.2
Retail stores................................................            62.1           59.5           92.5           93.6
Industrial buildings.........................................            22.8           21.8           25.4           25.7
Other........................................................             0.1            0.1            0.1            0.1
                                                                 -------------- -------------- -------------- --------------
Subtotal.....................................................           139.3          133.4          217.8          220.4
  Less:  Valuation allowances................................           (10.7)          --             (9.9)          --
                                                                 -------------- -------------- -------------- --------------
MORTGAGE LOANS...............................................     $     128.6    $     133.4    $     207.9    $     220.4
                                                                 ============== ============== ============== ==============

Amounts applicable to the closed block.......................     $     109.9    $     105.2    $     181.9    $     184.1
                                                                 ============== ============== ============== ==============

The carrying values of delinquent or in-process-of-foreclosure mortgage loans as of December 31, 2005 and 2004 were $8.2 million and $0.0 million, respectively. The carrying values of mortgage loans on which the payment terms have been restructured or modified were $10.5 million and $12.9 million as of December 31, 2005 and 2004, respectively. We have provided valuation allowances for restructured or modified mortgage loans.

MORTGAGE LOAN VALUATION ALLOWANCE ACTIVITY:                                               YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                        --------------------------------------------
                                                                                    2005           2004           2003
                                                                               -------------- -------------- --------------

Valuation allowance, beginning of year.......................................   $       9.9    $      12.8    $      15.5
Additions charged to income..................................................           0.8           --              0.8
Deductions for write-offs and disposals......................................          --             (2.9)          (3.5)
                                                                               -------------- -------------- --------------
VALUATION ALLOWANCE, END OF YEAR.............................................   $      10.7    $       9.9    $      12.8
                                                                               ============== ============== ==============

During the three years ended December 31, 2005, the amount of interest that was foregone due to the restructuring of mortgage loans and to non-income producing loans was not material to our consolidated financial statements. Refinancing of mortgage loans was not material in any of the three years ended December 31, 2005.

VENTURE CAPITAL PARTNERSHIPS

We invest as a limited partner in venture capital limited partnerships. Generally, these partnerships focus on early-stage ventures, primarily in the information technology and life science industries and leveraged buyout funds. We also have direct equity investments in leveraged buyouts and corporate acquisitions.

We record our equity in the earnings of venture capital partnerships in net investment income using the most recent financial information received from the partnerships and estimating the change in our share of partnership earnings for significant changes in equity market conditions during the quarter to eliminate the effect of any lag in reporting. We estimate the change in valuation each quarter by applying a public industry sector index if there has been a material shift in the S&P index, either upward or downward.

NET INVESTMENT INCOME RELATED TO VENTURE CAPITAL PARTNERSHIPS:                            YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                        --------------------------------------------
                                                                                    2005           2004           2003
                                                                               -------------- -------------- --------------

Net realized gains on partnership cash and stock distributions...............   $      27.0    $      13.7    $      17.4
Net unrealized gains (losses) on partnership investments.....................          (6.6)          14.4           38.2
Partnership operating expenses...............................................           3.4           (2.6)          (6.6)
                                                                               -------------- -------------- --------------
NET INVESTMENT INCOME........................................................   $      23.8    $      25.5    $      49.0
                                                                               ============== ============== ==============

Amounts applicable to the closed block.......................................   $       9.0    $       6.2    $      12.8
                                                                               ============== ============== ==============

As indicated above, we record our equity in earnings of venture capital partnerships based on the most recent financial information and by estimating the earnings for any lag in partnership reporting. As a result, the effect of our adjusting our estimates to actual results reflected in partnership financial statements was to increase net investment income as follows:

ADJUSTMENT OF VENTURE CAPITAL INVESTMENT INCOME                                           YEAR ENDED DECEMBER 31,
RELATED TO RECEIPT OF FINANCIAL STATEMENTS:                                    --------------------------------------------
($ amounts in millions)                                                             2005           2004           2003
                                                                               -------------- -------------- --------------

Closed block.................................................................   $      (1.2)   $       1.0    $      --
General account..............................................................         (13.4)           6.8           33.4
                                                                               -------------- -------------- --------------
TOTAL........................................................................   $     (14.6)   $       7.8    $      33.4
                                                                               ============== ============== ==============

INVESTMENT ACTIVITY IN VENTURE CAPITAL PARTNERSHIPS:                                     YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                        --------------------------------------------
                                                                                    2005           2004           2003
                                                                               -------------- -------------- --------------

Contributions................................................................   $      66.0    $      59.2    $      41.3
Equity in earnings of partnerships...........................................          23.8           25.5           49.0
Distributions................................................................         (94.6)         (64.3)         (43.6)
Proceeds from sale of partnership interests..................................         (91.5)          --            (26.1)
Realized loss on sale of partnership interests...............................         (13.9)          --            (14.3)
                                                                               -------------- -------------- --------------
Change in venture capital partnerships.......................................        (110.2)          20.4            6.3
Venture capital partnership investments, beginning of period.................         255.3          234.9          228.6
                                                                               -------------- -------------- --------------
VENTURE CAPITAL PARTNERSHIP INVESTMENTS, END OF PERIOD.......................   $     145.1    $     255.3    $     234.9
                                                                               ============== ============== ==============

AMOUNTS APPLICABLE TO CLOSED BLOCK...........................................   $      73.4    $      52.4    $      38.6
                                                                               ============== ============== ==============

There were $105.1 million and $136.5 million in unfunded commitments outstanding at December 31, 2005 and 2004, respectively. Of these, $91.6 million and $83.0 million were applicable to the closed block.

In 2005, we entered into an agreement to sell $138.5 million of the venture capital assets held in the open block to an outside party. We closed the sale of approximately 76% of these funds in 2005. The carrying value of the funds sold in 2005 was $98.8 million. A related pre-tax realized loss of $13.9 million was recognized in 2005.

In February 2003, we sold a 50% interest in certain of our venture capital partnerships to an outside party and transferred the remaining 50% interest to our closed block. The carrying value of the partnerships sold and transferred totaled $52.2 million after realizing a loss of $14.3 million.

AFFILIATE EQUITY AND DEBT SECURITIES

Our investments in affiliate equity securities represent investments in operating entities in which we own less than a majority of the outstanding common stock and where we exercise significant influence over the operating and financial policies of the companies. We use the equity method of accounting for our investments in common stock of these affiliates. We evaluate our equity method investments for an other-than-temporary impairment at each balance sheet date considering quantitative and qualitative factors including quoted market price of underlying equity securities, the duration the carrying value is in excess of fair value and historical and projected earnings and cash flow capacity.

We present affiliate debt securities in the available-for-sale debt securities caption. There were no affiliate debt securities held at December 31, 2005 or 2004.

CARRYING VALUE AND COST OF AFFILIATE SECURITIES:                                                  AS OF DECEMBER 31, 2003
($ amounts in millions)                                                                        -----------------------------
                                                                                                  CARRYING
                                                                                                    VALUE          COST
                                                                                               -------------- --------------

Aberdeen common stock.......................................................................    $      38.3    $      20.0
Other.......................................................................................            9.2           18.9
                                                                                               -------------- --------------
AFFILIATE EQUITY SECURITIES.................................................................    $      47.5    $      38.9
                                                                                               ============== ==============

The cost basis of Aberdeen common stock is adjusted to reflect an other-than-temporary impairment of $89.1 million, which we recognized as a realized investment loss in 2003.

SOURCES OF EARNINGS FROM AFFILIATE SECURITIES:                                                     YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                                        -----------------------------
                                                                                                    2004           2003
                                                                                               -------------- --------------

Aberdeen common stock dividends.............................................................    $       3.0    $       2.7
Equity in Aberdeen undistributed loss.......................................................          (21.9)          (2.0)
Other.......................................................................................            1.7           (2.7)
                                                                                               -------------- --------------
AFFILIATE EQUITY SECURITIES INVESTMENT LOSS.................................................    $     (17.2)   $      (2.0)
                                                                                               ============== ==============

Aberdeen convertible notes and bonds........................................................    $       2.0    $       2.5
Aberdeen 5.875% convertible notes...........................................................           --              0.1
                                                                                               -------------- --------------
AFFILIATE DEBT SECURITIES INVESTMENT INCOME.................................................    $       2.0    $       2.6
                                                                                               ============== ==============

There were no earnings from affiliate debt securities during 2005.

ABERDEEN. As of December 31, 2004 and 2003, we owned 38.1 million shares of Aberdeen common stock, which represented 16.5% of its then outstanding common shares. We acquired these shares between 1996 and 2001 at a total cost of $109.1 million, which, through November 18, 2004, we accounted for under the equity method of accounting based on our ability to significantly influence Aberdeen's operations.

During 2003, we recorded a non-cash realized investment loss of $89.1 million ($55.0 million after income taxes) related to an other-than-temporary impairment of our equity investment in Aberdeen. In addition, as of December 31, 2003 we owned $27.5 million in Aberdeen convertible subordinated notes which were repaid in full to us on November 19, 2004. Concurrent with this paydown, we relinquished our contractual right to one of two Aberdeen board seats held related to our 16.5% equity interest in Aberdeen at which point we concluded that in our judgment, we no longer had the ability to significantly influence Aberdeen's operations. Accordingly, effective November 19, 2004, we changed our method of accounting for our equity holdings in Aberdeen from the equity method of accounting to the fair value method of accounting under SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities. Based on our intent to sell our equity holdings in Aberdeen in the near-term, we designated our equity holdings as trading securities under the fair value method of accounting. Under the fair value method, the changes in fair value, based on the underlying value of Aberdeen's shares as traded on the London Stock Exchange as compared to our carrying under the equity method, are presented as an after-tax realized investment gain of $55.1 million in our consolidated statement of income for the year ended December 31, 2004. In addition, our 2004 consolidated statement of income includes a $14.7 million after-tax, non-cash charge related to the accounting for our proportionate share of Aberdeen's December 2004 settlement of alleged misselling activities with the United Kingdom's Financial Services Authority. This charge has been accounted for by us under the equity method of accounting as it pre-dates our November 19, 2004 change in accounting for Aberdeen from the equity method to the fair value method.

AFTER-TAX EFFECT OF EQUITY INTEREST IN ABERDEEN:                                          YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                        --------------------------------------------
                                                                                    2005           2004           2003
                                                                               -------------- -------------- --------------

Equity in undistributed earnings (losses) of affiliates......................   $      --      $     (12.3)   $       0.5
Unrealized gain on trading securities........................................          --             55.1           --
Realized investment loss.....................................................          (7.0)          --            (55.0)
                                                                               -------------- -------------- --------------
NET INCOME (LOSS)............................................................   $      (7.0)   $      42.8    $     (54.5)
                                                                               ============== ============== ==============

The carrying value of our equity investment in Aberdeen is $87.3 million at December 31, 2004 and is presented as a trading equity security on our consolidated balance sheet.

On January 14, 2005, we closed the sale to third parties of our equity holdings in Aberdeen for net proceeds of $70.4 million, which resulted in an after-tax realized investment loss of $7.0 million. The January 2005 sale of our equity holdings in Aberdeen completed our disposition of our direct financial interests in Aberdeen.

POLICY LOANS AND OTHER INVESTED ASSETS

Policy loans are carried at their unpaid principal balances and are collateralized by the cash values of the related policies. We estimate the fair value of fixed rate policy loans by discounting loan interest and loan repayments. We base the discount rate on the 10-year U.S. Treasury rate. We assume that loan interest payments are made at the fixed rate less 17.5 basis points and that loan repayments only occur as a result of anticipated policy lapses. For variable rate policy loans, we consider the unpaid loan balance as fair value, as interest rates on these loans are reset annually based on market rates.

Other investments primarily include leveraged lease investments and other partnership and joint venture interests. Leveraged lease investments represent the net amount of the estimated residual value of the lease assets, rental receivables and unearned and deferred income to be allocated over the lease term. Investment income is calculated using the interest method and is recognized only in periods in which the net investment is positive. Other partnership and joint venture interests in which we do not have control or a majority ownership interest are recorded using the equity method of accounting. These investments include affordable housing, mezzanine and other partnership interests.

Our derivative instruments primarily include interest rate swap agreements. We report these contracts at fair values, which are based on current settlement values. These values are determined by brokerage quotes that utilize pricing models or formulas based on current assumptions for the respective agreements.

OTHER INVESTED ASSETS:                                                                               AS OF DECEMBER 31,
($ amounts in millions)                                                                        -----------------------------
                                                                                                    2005           2004
                                                                                               -------------- --------------

Transportation and other equipment leases...................................................    $      63.6    $      67.8
Separate account equity investments.........................................................           17.2           40.0
Mezzanine partnerships......................................................................           75.0           61.7
Affordable housing partnerships.............................................................           22.8           23.4
Derivative instruments (Note 12)............................................................            8.6           19.4
Other affiliate investments.................................................................            5.7            8.8
Real estate.................................................................................           64.6           70.1
Other partnership interests.................................................................           51.1           76.3
                                                                                               -------------- --------------
OTHER INVESTED ASSETS.......................................................................    $     308.6    $     367.5
                                                                                               ============== ==============

Amounts applicable to the closed block......................................................    $      69.3    $      60.0
                                                                                               ============== ==============

NET INVESTMENT INCOME AND NET REALIZED INVESTMENT GAINS (LOSSES)

We recognize realized investment gains and losses on asset dispositions on a first-in, first-out basis and when declines in fair value of debt and equity securities are considered to be other-than-temporary. The cost basis of these written down investments is adjusted to fair value at the date the determination of impairment is made and the new cost basis is not changed for subsequent recoveries in value. The closed block policyholder dividend obligation, applicable deferred policy acquisition costs and applicable income taxes, which offset realized investment gains and losses, are each reported separately as components of net income.

SOURCES OF NET INVESTMENT INCOME:                                                         YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                        --------------------------------------------
                                                                                    2005           2004           2003
                                                                               -------------- -------------- --------------

Debt securities..............................................................   $     797.3    $     774.4    $     767.0
Equity securities............................................................           6.3            3.2            2.1
Mortgage loans...............................................................          20.2           22.5           32.6
Venture capital partnerships.................................................          23.8           25.5           49.0
Affiliate equity securities..................................................          --             --             --
Policy loans.................................................................         165.8          167.1          171.7
Other investments............................................................          47.8           48.8           35.0
Cash and cash equivalents....................................................           6.0            4.4            6.8
                                                                               -------------- -------------- --------------
Total investment income......................................................       1,067.2        1,045.9        1,064.2
  Less:  Investment expenses.................................................           8.6           18.0           18.2
                                                                               -------------- -------------- --------------
NET INVESTMENT INCOME, GENERAL ACCOUNT INVESTMENTS...........................       1,058.6        1,027.9        1,046.0
Debt and equity securities pledged as collateral (Note 7)....................          33.9           40.1           52.2
                                                                               -------------- -------------- --------------
NET INVESTMENT INCOME........................................................   $   1,092.5    $   1,068.0    $   1,098.2
                                                                               ============== ============== ==============

Amounts applicable to the closed block.......................................   $     556.5    $     560.0    $     573.1
                                                                               ============== ============== ==============

For 2005, 2004 and 2003, net investment income was lower by $15.4 million, $9.5 million and $10.4 million, respectively, due to non-income producing debt securities. Of these amounts, $12.1 million, $5.8 million and $5.5 million, respectively, related to the closed block.

SOURCES OF REALIZED INVESTMENT GAINS (LOSSES):                                            YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                        --------------------------------------------
                                                                                    2005           2004           2003
                                                                               -------------- -------------- --------------

Debt security impairments....................................................   $     (31.2)   $     (15.5)   $     (76.1)
Equity security impairments..................................................          (2.1)          (1.5)          (4.3)
Mortgage loan impairments....................................................          (0.8)          --             (4.1)
Venture capital partnership impairments......................................          --             --             (4.6)
Affiliate equity security impairments........................................          --            (11.0)         (96.9)
Other invested asset impairments.............................................          --             (3.3)         (16.5)
Debt and equity securities pledged as collateral impairments.................          (1.2)         (16.6)          (8.3)
                                                                               -------------- -------------- --------------
IMPAIRMENT LOSSES............................................................         (35.3)         (47.9)        (210.8)
                                                                               -------------- -------------- --------------
Debt security transaction gains..............................................          19.2           39.0           93.7
Debt security transaction losses.............................................         (37.2)         (10.6)         (28.9)
Equity security transaction gains............................................           5.8           17.7           58.8
Equity security transaction losses...........................................         (12.5)          (5.9)          (9.2)
Mortgage loan transaction gains (losses).....................................          --              0.2           (1.3)
Venture capital partnership transaction losses...............................         (13.9)          --             (9.7)
Affiliate equity security gains..............................................          14.4           --             --
Affiliate equity security losses.............................................         (10.7)          --             --
Real estate transaction losses...............................................          (0.6)          --             --
Debt and equity securities pledged as collateral gains.......................           2.5           --             --
Other invested asset transaction gains.......................................          15.1            5.5            9.4
                                                                               -------------- -------------- --------------
NET TRANSACTION GAINS (LOSSES)...............................................         (17.9)          45.9          112.8
                                                                               -------------- -------------- --------------
NET REALIZED INVESTMENT LOSSES...............................................   $     (53.2)   $      (2.0)   $     (98.0)
                                                                               -------------- -------------- --------------

Net realized investment losses...............................................   $     (53.2)   $      (2.0)   $     (98.0)
                                                                               -------------- -------------- --------------
Applicable closed block policyholder dividend obligation (reduction).........         (12.4)           3.7           (5.9)
Applicable deferred policy acquisition costs (benefit).......................         (14.7)          (0.4)          (4.1)
Applicable deferred income taxes (benefit)...................................           9.2            3.1          (35.6)
                                                                               -------------- -------------- --------------
Offsets to realized investment gains.........................................         (17.9)           6.4          (45.6)
                                                                               -------------- -------------- --------------
NET REALIZED INVESTMENT LOSSES INCLUDED IN NET INCOME........................   $     (35.3)   $      (8.4)   $     (52.4)
                                                                               ============== ============== ==============

Included in realized impairment losses on debt and equity securities pledged as collateral above, are impairments relating to our direct investments in the consolidated collateralized obligation trusts of $3.7 million and $5.9 million for 2004 and 2003, respectively. We did not have any impairments relating to our direct investments in the consolidated collateralized obligation trusts in 2005.

UNREALIZED INVESTMENT GAINS (LOSSES)

We recognize unrealized investment gains and losses on investments in debt and equity securities that we classify as available-for-sale. These gains and losses are reported as a component of other comprehensive income, net of the closed block policyholder dividend obligation, applicable DAC and applicable deferred income taxes.

SOURCES OF CHANGES IN NET UNREALIZED INVESTMENT GAINS (LOSSES):                           YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                        --------------------------------------------
                                                                                    2005           2004           2003
                                                                               -------------- -------------- --------------

Debt securities..............................................................   $    (313.0)   $     (27.1)   $     (66.1)
Equity securities............................................................           2.6            0.2          (27.7)
Debt and equity securities pledged as collateral.............................         (93.3)           7.8          116.4
Other investments............................................................          (7.5)          --              4.9
                                                                               -------------- -------------- --------------
NET CHANGES IN UNREALIZED INVESTMENT GAINS (LOSSES)..........................   $    (411.2)   $     (19.1)   $      27.5
                                                                               ============== ============== ==============

Net unrealized investment gains (losses).....................................   $    (411.2)   $     (19.1)   $      27.5
                                                                               -------------- -------------- --------------
Applicable policyholder dividend obligation..................................        (194.8)           3.6          (45.5)
Applicable deferred policy acquisition costs.................................         (70.5)          (7.7)         (12.4)
Applicable deferred income tax benefit.......................................         (20.1)          (9.8)          (5.4)
                                                                               -------------- -------------- --------------
Offsets to net unrealized investment gains...................................        (285.4)         (13.9)         (63.3)
                                                                               -------------- -------------- --------------
NET CHANGES IN UNREALIZED INVESTMENT GAINS (LOSSES)                             $    (125.8)   $      (5.2)   $      90.8
  INCLUDED IN OTHER COMPREHENSIVE INCOME (NOTE 10)...........................  ============== ============== ==============

INVESTING CASH FLOWS

Cash and cash equivalents consist of cash and short-term investments with original maturities of 90 days or less.

INVESTMENT PURCHASES, SALES, REPAYMENTS AND MATURITIES:                                   YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                        --------------------------------------------
                                                                                    2005           2004           2003
                                                                               -------------- -------------- --------------

Debt security purchases......................................................   $  (4,500.4)   $  (4,052.9)   $  (5,385.4)
Equity security purchases....................................................        (150.8)         (66.3)        (125.4)
Venture capital partnership investments......................................         (65.7)         (59.3)         (41.6)
Other invested asset purchases...............................................         (87.3)         (25.8)         (27.2)
Policy loan advances, net....................................................         (48.3)          44.7          (31.9)
                                                                               -------------- -------------- --------------
INVESTMENT PURCHASES.........................................................   $  (4,852.4)   $  (4,159.6)   $  (5,611.5)
                                                                               ============== ============== ==============

Debt securities sales........................................................   $   2,925.8    $   2,405.2    $   2,124.7
Debt securities maturities and repayments....................................       1,367.6        1,483.0        1,792.0
Equity security sales........................................................         225.4          111.2          235.7
Mortgage loan maturities and principal repayments............................          79.2           77.2          180.3
Venture capital partnership capital distributions............................         185.9           59.4           54.2
Affiliate securities sales...................................................          --              1.0           --
Real estate and other invested assets sales..................................          17.8           76.8           30.3
                                                                               -------------- -------------- --------------
INVESTMENT SALES, REPAYMENTS AND MATURITIES..................................   $   4,801.7    $   4,213.8    $   4,417.2
                                                                               ============== ============== ==============

The maturities of general account debt securities and mortgage loans, by contractual sinking fund payment and maturity, as of December 31, 2005 are summarized in the following table. Actual maturities will differ from contractual maturities as certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties, we have the right to put or sell certain obligations back to the issuers and we may refinance mortgage loans. Refinancing of mortgage loans was not significant during the three years ended 2005.

MATURITIES OF DEBT SECURITIES AND MORTGAGE LOANS:                                                MORTGAGE
($ amounts in millions)                                                             DEBT         LOANS AT
                                                                                 SECURITIES      CARRYING
                                                                                  AT COST          VALUE         TOTAL
                                                                               -------------- -------------- --------------

Due in one year or less......................................................   $     315.8    $      25.0    $     340.8
Due after one year through five years........................................       2,278.8           57.8        2,336.6
Due after five years through ten years.......................................       3,789.4           29.8        3,819.2
Due after ten years..........................................................       6,746.9           16.0        6,762.9
                                                                               -------------- -------------- --------------

TOTAL........................................................................   $  13,130.9    $     128.6    $  13,259.5
                                                                               ============== ============== ==============


4.   GOODWILL AND OTHER INTANGIBLE ASSETS

We do not record amortization expense on goodwill and other intangible assets with indefinite lives. For goodwill and indefinite-lived intangible assets, we perform impairment tests at least annually. To test for impairments, we calculate the fair value of the reporting unit based on the sum of a multiple of revenue and the fair value of the unit's tangible net assets. We compare the calculated fair value to the recorded values and record an impairment, if warranted.

GROSS AND NET CARRYING AMOUNTS OF GOODWILL AND                                     YEAR ENDED DECEMBER 31,
OTHER INTANGIBLE ASSETS:                                        -----------------------------------------------------------
($ amounts in millions)                                                      2005                          2004
                                                                ----------------------------- -----------------------------
                                                                     GROSS           NET           GROSS          NET
                                                                -------------- -------------- -------------- --------------

Goodwill.....................................................    $       5.8    $       4.5    $       5.8    $       4.5
Other........................................................            3.2            0.6            3.2            0.6
                                                                -------------- -------------- -------------- --------------
GOODWILL AND OTHER INTANGIBLE ASSETS.........................    $       9.0    $       5.1    $       9.0    $       5.1
                                                                ============== ============== ============== ==============

No amortization of intangible assets is expected over the next five years.


5.   FINANCING ACTIVITIES

INDEBTEDNESS

We record indebtedness at unpaid principal balances of each instrument. For purposes of fair value disclosures, we determine the fair value of indebtedness based on contractual cash flows discounted at market rates.

INDEBTEDNESS:                                                                         AS OF DECEMBER 31,
($ amounts in millions)                                         -----------------------------------------------------------
                                                                             2005                          2004
                                                                ----------------------------- -----------------------------
                                                                   CARRYING         FAIR         CARRYING        FAIR
                                                                     VALUE          VALUE          VALUE         VALUE
                                                                -------------- -------------- -------------- --------------

6.95% surplus notes..........................................    $      30.2    $      30.7    $      30.2    $      34.4
7.15% surplus notes..........................................          173.9          183.4          173.9          174.8
                                                                -------------- -------------- -------------- --------------
TOTAL INDEBTEDNESS...........................................    $     204.1    $     214.1    $     204.1    $     209.2
                                                                ============== ============== ============== ==============

Our 6.95% and 7.15% surplus notes are due December 1, 2006 and December 15, 2034, respectively. The carrying value of the 2034 notes is net of $1.1 million of unamortized original issue discount. Interest payments are at an annual rate of 6.95% and 7.15%, respectively, require the prior approval of the Superintendent of Insurance of the State of New York and may be made only out of surplus funds which the Superintendent determines to be available for such payments under New York insurance law. The 6.95% notes have no early redemption provisions. The 7.15% notes may be redeemed at our option at any time at the "make-whole" redemption price set forth in the offering circular. New York insurance law provides that the notes are not part of our legal liabilities. On December 15, 2004, we repurchased $144.8 million of the previously issued $175.0 million outstanding principal on our 6.95% notes and recognized an after-tax charge of $6.4 million for costs incurred, including the tender premium. Concurrent with the closing of the tender, we issued the $175.0 million 7.15% notes.

On November 22, 2004, The Phoenix Companies, Inc. entered into a $150.0 million three-year, unsecured senior revolving credit facility to replace our prior $150.0 million credit facility. Potential borrowers on the new credit line are The Phoenix Companies, Inc., Phoenix Investment Partners and Phoenix Life. The Phoenix Companies unconditionally guarantees any loans under this new facility to Phoenix Life and Phoenix Investment Partners. Base rate loans will bear interest at the greater of Wachovia Bank, National Association's prime commercial rate or the federal funds rate plus 0.50%. Eurodollar rate loans will bear interest at LIBOR plus an applicable percentage based on our Standard & Poor's and Moody's ratings. Phoenix Investment Partners has taken a $25 million draw on this facility at the Eurodollar rate.

INTEREST EXPENSE ON INDEBTEDNESS:                                                         YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                        --------------------------------------------
                                                                                    2005           2004           2003
                                                                               -------------- -------------- --------------

INTEREST EXPENSE INCURRED....................................................   $      14.7    $      12.8    $      12.2
                                                                               ============== ============== ==============
INTEREST PAID................................................................   $      14.6    $      12.6    $      12.2
                                                                               ============== ============== ==============


6.   SEPARATE ACCOUNT ASSETS AND LIABILITIES

Separate account products are those for which a separate investment and liability account is maintained on behalf of the policyholder. Investment objectives for these separate accounts vary by fund account type, as outlined in the applicable fund prospectus or separate account plan of operations. Our separate account products include variable annuities and variable life insurance contracts.

Separate account assets and liabilities related to policyholder funds are carried at market value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and the related liability increases are excluded from benefits and expenses. Fees assessed to the contractholders for management services are included in revenues when services are rendered.


7.   INVESTMENTS PLEDGED AS COLLATERAL AND NON-RECOURSE COLLATERALIZED
     OBLIGATIONS

We are involved with various entities in the normal course of business that may be deemed to be variable interest entities and, as a result, we may be deemed to hold interests in those entities. In particular, our asset management serves as the investment advisor to eight collateralized obligation trusts that were organized to take advantage of bond market arbitrage opportunities, including the two in the table below. These eight collateralized obligation trusts are investment trusts with aggregate assets of $2.5 billion that are primarily invested in a variety of fixed income securities acquired from third parties. These collateralized obligation trusts, in turn, issued tranched collateralized obligations and residual equity securities to third parties, as well as to our general account. Our asset management affiliates earned advisory fees of $8.8 million, $8.0 million and $10.4 million during the years ended December 31, 2005, 2004 and 2003, respectively. These advisory fees are either recorded as investment product fees for unconsolidated trusts or reflected as investment income on debt and equity securities pledged as collateral, net of interest expense on collateralized obligations and applicable minority interest related to third-party equity investments for consolidated trusts on our consolidated statement of income. The collateralized obligation trusts reside in bankruptcy remote SPEs for which we provide neither recourse nor guarantees. Accordingly, our financial exposure to these collateralized obligation trusts stems from our general account direct investment in certain debt or equity securities issued by these collateralized obligation trusts. Our maximum exposure to loss with respect to our direct investment in the eight collateralized obligation trusts is $45.5 million at December 31, 2005 ($0.0 million of which relates to trusts that are consolidated). Of that exposure, $34.3 million ($0.0 million of which relates to trust that are consolidated) relates to investment grade debt securities and loss of management fees.

Prior to September 30, 2005, we consolidated Phoenix-Mistic 2002-1 CDO, Ltd., or Mistic, which was redeemed during the third quarter of 2005. Upon redemption, this issue was liquidated and the remaining assets of the trust, in excess of remaining liabilities, were distributed to the trust's equity investors, including us, pro rata based upon the amounts originally invested. Liquidation of this trust resulted in a reduction to zero of all of our assets, liabilities and accumulated other comprehensive income associated with this trust, with our share of the residual balance recorded to earnings. As a result of this liquidation, we recognized $3.4 million of prepayment fees, $3.9 million of realized investment gains and a reversal of $1.3 million of impairments taken previously under FIN 46-R when Mistic was consolidated on our balance sheet.

We consolidated two collateralized obligation trusts as of December 31, 2005 and three as of December 31, 2004 and 2003. As of December 31, 2005, our direct investment in the two consolidated collateralized obligation trusts is $0.0 million. We recognized investment income on debt and equity securities pledged as collateral, net of interest expense on collateralized obligations and applicable minority interest, of $5.0 million, $3.4 million and $3.6 million for the years ended December 31, 2005, 2004 and 2003, respectively, related to these consolidated obligation trusts.

Six variable interest entities not consolidated by us under FIN 46(R) represent collateralized obligation trusts with approximately $2.2 billion of investment assets pledged as collateral. Our general account's direct investment in these unconsolidated variable interest entities is $45.5 million ($34.3 million of which are investment grade debt securities at December 31, 2005). We recognized investment advisory fee revenues related to the unconsolidated variable interest entities of $3.9 million, $4.6 million and $6.8 million for the years ended December 31, 2005, 2004 and 2003, respectively.

CONSOLIDATED VARIABLE INTEREST ENTITIES:                                                            AS OF DECEMBER 31,
($ in millions)                                                                                -----------------------------
                                                                                                    2005           2004
                                                                                               -------------- --------------
ASSETS PLEDGED AS COLLATERAL, AT FAIR VALUE
Phoenix CDO I...............................................................................    $      54.2    $      94.4
Phoenix CDO II..............................................................................          267.8          294.5
Phoenix-Mistic 2002-1 CDO...................................................................           --            967.0
                                                                                               -------------- --------------
TOTAL.......................................................................................    $     322.0    $   1,355.9
                                                                                               ============== ==============

NON-RECOURSE COLLATERALIZED OBLIGATIONS
Phoenix CDO I (March 2011 maturity).........................................................    $      93.1    $     127.3
Phoenix CDO II (December 2012 mandatorily redeemable).......................................          296.8          329.4
Phoenix-Mistic 2002-1 CDO (September 2014 maturity).........................................           --            898.5
                                                                                               -------------- --------------
TOTAL.......................................................................................    $     389.9    $   1,355.2
                                                                                               ============== ==============

Assets pledged as collateral consist of available-for-sale debt and equity securities at fair value of $304.4 million and $1,278.8 million at December 31, 2005 and 2004, respectively. In addition, cash and accrued investment income of $17.6 million and $77.1 million are included in these amounts at December 31, 2005 and 2004, respectively.

Non-recourse collateralized obligations are comprised of callable collateralized obligations of $371.2 million and $1,253.4 million at December 31, 2005 and 2004, respectively, and non-recourse derivative cash flow hedge liability of $18.7 million (notional amount of $210.8 million with maturity of June 1, 2009) and $101.8 million (notional amount of $1,118.2 million with maturities of 2005-2013) at December 31, 2004 and 2003, respectively. Minority interest liabilities related to third-party equity investments in the consolidated variable interest entities is $0.0 million and $37.7 million at December 31, 2005 and 2004, respectively.

Collateralized obligations for which PXP is the sponsor and actively manages the assets, where we are deemed to be a primary beneficiary as a result of our variable interests, and where there is not a significant amount of outside third-party equity investment in the trust, are consolidated in our financial statements. Our financial exposure is limited to our share of equity and bond investments in these vehicles held in our general account as available-for-sale debt and equity securities, as applicable, and there are no financial guarantees from, or recourse, to us, for these collateralized obligation trusts.

Debt and equity securities pledged as collateral are recorded at fair value with any applicable unrealized investment gains or losses reflected as a component of accumulated other comprehensive income, net of applicable minority interest. We recognize realized investment losses on debt and equity securities in these collateralized obligations when declines in fair values, in our judgment, are considered to be other-than-temporarily impaired. Non-recourse obligations issued by the consolidated collateralized obligation trusts at face value and are recorded at unpaid principal balance. Non-recourse derivative cash flow hedges are carried on our consolidated balance sheet at fair value with an offsetting amount recorded in accumulated other comprehensive income.

                                                                                            AS OF AND FOR THE
EFFECT OF CONSOLIDATION OF COLLATERALIZED OBLIGATION TRUSTS:                              YEAR ENDED DECEMBER 31,
($ in millions)                                                                --------------------------------------------
                                                                                    2005           2004           2003
                                                                               -------------- -------------- --------------

Increase (decrease) in net income or (increase) in net loss..................   $       1.3    $     (12.9)   $      (2.4)
                                                                               ============== ============== ==============
Reduction to stockholders' equity............................................   $     (67.9)   $     (67.5)   $     (77.3)
                                                                               ============== ============== ==============

The above non-cash credits (charges) to earnings and stockholders' equity primarily relate to realized and unrealized investment losses within the collateralized obligation trusts. Upon maturity or other liquidation of the trusts, the fair value of the investments pledged as collateral will be used to settle the non-recourse collateralized obligations with any shortfall in such investments inuring to the third-party note and equity holders. To the extent there remains a recorded liability for non-recourse obligations after all the assets pledged as collateral are exhausted, such amount will be reduced to zero with a corresponding benefit to earnings. Accordingly, these investment losses and any future investment losses under this method of consolidation will ultimately reverse upon the maturity or other liquidation of the non-recourse collateralized obligations. These non-recourse obligations mature between 2011 through 2012 but contain call provisions. The call provisions may be triggered at the discretion of the equity investors based on market conditions and are subject to certain contractual limitations.

GAAP requires us to consolidate all the assets and liabilities of these collateralized obligation trusts which results in the recognition of realized and unrealized losses even though we have no legal obligation to fund such losses in the settlement of the collateralized obligations. The FASB continues to evaluate, through the issuance of FASB staff positions, the various technical implementation issues related to consolidation accounting. We will continue to assess the impact of any new implementation guidance issued by the FASB as well as evolving interpretations among accounting professionals. Additional guidance and interpretations may affect our application of consolidation accounting in future periods.

FAIR VALUE AND COST OF  DEBT AND EQUITY SECURITIES
PLEDGED AS COLLATERAL:                                                               AS OF DECEMBER 31,
($ in millions)                                                 -----------------------------------------------------------
                                                                             2005                          2004
                                                                ----------------------------- -----------------------------
                                                                  FAIR VALUE        COST        FAIR VALUE        COST
                                                                -------------- -------------- -------------- --------------

Debt securities pledged as collateral........................    $     304.1    $     278.9    $   1,276.9    $   1,159.9
Equity securities pledged as collateral......................            0.3            0.3            1.9            0.4
                                                                -------------- -------------- -------------- --------------
TOTAL DEBT AND EQUITY SECURITIES PLEDGED AS COLLATERAL.......    $     304.4    $     279.2    $   1,278.8    $   1,160.3
                                                                ============== ============== ============== ==============


GROSS AND NET UNREALIZED GAINS AND LOSSES FROM
DEBT AND EQUITY SECURITIES PLEDGED AS COLLATERAL:                                   AS OF DECEMBER 31,
($ in millions)                                                 -----------------------------------------------------------
                                                                            2005                          2004
                                                                ----------------------------- -----------------------------
                                                                     GAINS         LOSSES          GAINS         LOSSES
                                                                -------------- -------------- -------------- --------------

Debt securities pledged as collateral........................    $      35.8    $     (10.6)   $     131.3    $     (14.3)
Equity securities pledged as collateral......................            0.1           (0.1)           1.6           (0.1)
                                                                -------------- -------------- -------------- --------------
TOTAL........................................................    $      35.9    $     (10.7)   $     132.9    $     (14.4)
                                                                ============== ============== ============== ==============
NET UNREALIZED GAINS.........................................    $      25.2                   $     118.5
                                                                ==============                ==============

AGING OF TEMPORARILY IMPAIRED DEBT AND
EQUITY SECURITIES PLEDGED AS COLLATERAL:                               AS OF DECEMBER 31, 2005
($ in millions)                              -----------------------------------------------------------------------------
                                                LESS THAN 12 MONTHS     GREATER THAN 12 MONTHS            TOTAL
                                             ------------------------- ------------------------- -------------------------
                                                 FAIR      UNREALIZED     FAIR       UNREALIZED     FAIR       UNREALIZED
                                                 VALUE       LOSSES       VALUE        LOSSES       VALUE        LOSSES
                                             ------------ ------------ ----------- ------------- ------------ ------------

Corporate                                     $      3.9   $    (1.0)   $     8.8   $     (1.5)   $    12.6    $    (2.5)
Mortgage-backed                                      1.3        (0.1)         9.1         (6.1)        10.4         (6.2)
Other asset-backed                                  --          --            2.2         (1.9)         2.2         (1.9)
                                             ------------ ------------ ----------- ------------- ------------ ------------
DEBT SECURITIES                               $      5.2   $    (1.1)   $    20.1   $     (9.5)   $    25.2    $   (10.6)
EQUITY SECURITIES PLEDGED AS COLLATERAL             --          --           --           (0.1)        --           (0.1)
                                             ------------ ------------ ----------- ------------- ------------ ------------
TOTAL TEMPORARILY IMPAIRED SECURITIES
  PLEDGED AS COLLATERAL                       $      5.2   $    (1.1)   $    20.1   $     (9.6)   $    25.2    $   (10.7)
                                             ============ ============ =========== ============= ============ ============

Gross unrealized losses related to debt securities pledged as collateral whose fair value is less than the security's amortized cost totaled $10.7 million at December 31, 2005. Gross unrealized losses on debt securities with a fair value less than 80% of the security's amortized cost totaled $8.7 million at December 31, 2005. The majority of these debt securities are investment grade issues that continue to perform to their original contractual terms at December 31, 2005.

AGING OF TEMPORARILY IMPAIRED                                           AS OF DECEMBER 31, 2004
DEBT AND EQUITY SECURITIES PLEDGED           -----------------------------------------------------------------------------
AS COLLATERAL:                                  LESS THAN 12 MONTHS      GREATER THAN 12 MONTHS           TOTAL
($ amounts in millions)                      ------------------------- ------------------------- -------------------------
                                                 FAIR      UNREALIZED     FAIR       UNREALIZED      FAIR      UNREALIZED
                                                 VALUE       LOSSES       VALUE        LOSSES        VALUE       LOSSES
                                             ------------ ------------ ----------- ------------- ------------ ------------

Corporate..................................   $     16.2   $    (0.2)   $    25.2   $     (4.0)   $    41.4    $    (4.2)
Mortgage-backed............................         --          --           23.9         (8.3)        23.9         (8.3)
Other asset-backed.........................         --          --           21.0         (1.8)        21.0         (1.8)
                                             ------------ ------------ ----------- ------------- ------------ ------------
DEBT SECURITIES............................   $     16.2   $    (0.2)   $    70.1   $    (14.1)   $    86.3    $   (14.3)
EQUITY SECURITIES PLEDGED AS COLLATERAL....         --          --           --           (0.1)        --           (0.1)
                                             ------------ ------------ ----------- ------------- ------------ ------------
TOTAL TEMPORARILY IMPAIRED SECURITIES
  PLEDGED AS COLLATERAL....................   $     16.2   $    (0.2)   $    70.1   $    (14.2)   $    86.3    $   (14.4)
                                             ============ ============ =========== ============= ============ ============

Gross unrealized losses related to debt securities pledged as collateral whose fair value is less than the security's amortized cost totals $14.3 million at December 31, 2004. Gross unrealized losses on debt securities with a fair value less than 80% of the security's amortized cost totaled $7.8 million at December 31, 2004. The majority of these debt securities are investment grade issues that continue to perform to their original contractual terms at December 31, 2004.

MATURITY OF DEBT SECURITIES PLEDGED AS COLLATERAL:                                                                 2005
($ in millions)                                                                                                    COST
                                                                                                              --------------

Due in one year or less                                                                                        $       4.8
Due after one year through five years                                                                                 70.7
Due after five years through ten years                                                                                32.6
Due after ten years                                                                                                  170.8
                                                                                                              --------------
TOTAL DEBT SECURITIES                                                                                          $     278.9
                                                                                                              ==============

The amount of CDO-related derivative cash flow hedge ineffectiveness recognized through earnings for the years ended December 31, 2005 and 2004 is $0.3 million and $(0.7) million, respectively. See Note 3 to these financial statements for information on realized investment losses related to these CDOs.


8.   INCOME TAXES

We recognize income tax expense or benefit based upon amounts reported in the financial statements and the provisions of currently enacted tax laws. We allocate income taxes to income, other comprehensive income and additional paid-in capital, as applicable.

We recognize current income tax assets and liabilities for estimated income taxes refundable or payable based on the current year's income tax returns. We recognize deferred income tax assets and liabilities for the estimated future income tax effects of temporary differences and carryforwards. Temporary differences are the differences between the financial statement carrying amounts of assets and liabilities and their tax bases. If necessary, we establish valuation allowances to reduce the carrying amount of deferred income tax assets to amounts that are more likely than not to be realized.

In accordance with an income tax sharing agreement with The Phoenix Companies, we compute the provision for federal income taxes as if we were filing a separate federal income tax return, except that benefits arising from income tax credits and net operating losses are allocated to those subsidiaries producing such benefits to the extent they are utilized in The Phoenix Companies' consolidated federal income tax return.

ALLOCATION OF INCOME TAXES:                                                                YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                        --------------------------------------------
                                                                                    2005           2004           2003
                                                                               -------------- -------------- --------------

Income taxes (benefit) applicable to:
  Current....................................................................   $       6.6    $     (12.5)   $       1.5
  Deferred...................................................................          33.3           72.2            2.4
                                                                               -------------- -------------- --------------
  Continuing operations......................................................          39.9           59.7            3.9
  Equity in earnings of affiliates...........................................          --             (6.8)          (0.2)
                                                                               -------------- -------------- --------------
NET INCOME...................................................................          39.9           52.9            3.7
Other comprehensive income...................................................         (22.1)         (14.0)          (2.4)
                                                                               -------------- -------------- --------------
COMPREHENSIVE INCOME.........................................................   $      17.8    $      38.9    $       1.3
                                                                               ============== ============== ==============

INCOME TAXES PAID (REFUNDED).................................................   $     (14.1)   $       6.0    $       1.3
                                                                               ============== ============== ==============


EFFECTIVE INCOME TAX RATE:                                                                 YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                        --------------------------------------------
                                                                                    2005           2004           2003
                                                                               -------------- -------------- --------------

Income from continuing operations before income taxes
  and minority interest......................................................   $     161.5    $     194.0    $      41.1
                                                                               -------------- -------------- --------------
Income taxes at statutory rate of 35.0%......................................          56.5           67.9           14.4
Investment income not subject to tax.........................................          (8.7)         (10.8)          (6.9)
Tax interest recoveries......................................................          (5.3)          --             (1.1)
Historic rehabilitation and other tax credits................................          (2.3)          --             --
Realized losses on available-for-sale securities pledged as collateral.......          (0.5)           4.5            0.9
Other, net...................................................................           0.2           (1.9)          (3.4)
                                                                               -------------- -------------- --------------
INCOME TAXES APPLICABLE TO CONTINUING OPERATIONS.............................   $      39.9    $      59.7    $       3.9
                                                                               ============== ============== ==============


DEFERRED INCOME TAX BALANCES ATTRIBUTABLE TO TEMPORARY DIFFERENCES:                                     YEAR ENDED
($ amounts in millions)                                                                                DECEMBER 31,
                                                                                               -----------------------------
                                                                                                    2005           2004
                                                                                               -------------- --------------
Deferred income tax assets:
Future policyholder benefits................................................................    $     233.8    $     214.1
Unearned premiums/deferred revenues.........................................................          108.2          118.1
Employee benefits...........................................................................           70.6           73.0
Intangible assets...........................................................................            2.3            2.6
Net operating and capital loss carryover benefits...........................................           25.4           29.9
Historic rehabilitation and other tax credits...............................................           18.7           12.3
Foreign tax credits carryover benefits......................................................            0.1            0.1
Other.......................................................................................            0.6            6.1
Valuation allowance.........................................................................           (1.1)          (1.1)
                                                                                               -------------- --------------
GROSS DEFERRED INCOME TAX ASSETS............................................................          458.6          455.1
                                                                                               -------------- --------------
Deferred tax liabilities:
Deferred policy acquisition costs...........................................................         (374.1)        (335.6)
Investments.................................................................................         (116.2)        (133.2)
Other.......................................................................................           --             (7.8)
                                                                                               -------------- --------------
GROSS DEFERRED INCOME TAX LIABILITIES.......................................................         (490.3)        (476.6)
                                                                                               -------------- --------------
DEFERRED INCOME TAX ASSETS (LIABILITIES)....................................................    $     (31.7)   $     (21.5)
                                                                                               ============== ==============

We have elected to file a consolidated federal income tax return for 2005 and prior years with The Phoenix Companies. Within the consolidated tax return, we are required by Internal Revenue Service regulations to segregate the entities into two groups: life insurance companies and non-life insurance companies. We are limited as to the amount of any operating losses from one group that can be offset against taxable income of the other group. These limitations affect the amount of any operating loss carryforwards that we have now or in the future.

As of December 31, 2005, we had deferred tax assets of $12.9 million and $11.4 million related to net operating and capital losses, respectively, for federal income tax purposes and $1.1 million for state net operating losses. The related federal net operating losses of $36.9 million are scheduled to expire between the years 2017 and 2025. The federal capital losses of $32.5 million are scheduled to expire between 2009 and 2010. The state net operating losses of $15.1 million related to the non-life subgroup are scheduled to expire between 2019 and 2024. Due to the inability to combine the life insurance and non-life insurance subgroups for state income tax purposes, we established a $1.1 million and a $1.1 million valuation allowance at the end of 2005 and 2004, respectively, relative to the state net operating loss carryforwards.

As of December 31, 2005, the deferred income tax assets of $18.7 million related to general business tax credits are expected to expire between 2022 and 2025.

As of December 31, 2005, we had foreign tax credit carryover totaling $0.1 million, which is scheduled to expire in 2006. We expect to realize the benefits of the foreign tax credits, therefore, no valuation allowance has been recorded against this tax benefit.

We have determined, based on our earnings and future income, that it is more likely than not that the deferred income tax assets after valuation allowance already recorded as of December 31, 2005 and 2004 will be realized. In determining the adequacy of future income, we have considered projected future income, reversal of existing temporary differences and available tax planning strategies that could be implemented, if necessary.

Our federal income tax returns are routinely audited by the IRS, and estimated provisions are routinely provided in the financial statements in anticipation of the results of these audits. While it is often difficult to predict the outcome of these audits, including the timing of any resolution of any particular tax matter, we believe that our reserves, as reported on our consolidated balance sheet, are adequate for all open tax years. Unfavorable resolution of any particular issue could result in additional use of cash to pay liabilities that would be deemed owed to the IRS. Additionally, any unfavorable or favorable resolution of any particular issue could result in an increase or decrease, respectively, to our effective income tax rate to the extent that our estimates differ from the ultimate resolution. Investment income not subject to tax for 2005 and 2004 included net tax expense of $1.3 and net tax benefit of $5.7 million, respectively, related to the anticipated resolution of certain tax matters with the IRS.


9.   EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

The Phoenix Companies sponsors a non-contributory, defined benefit pension plan covering substantially all of its employees. Retirement benefits are a function of both years of service and level of compensation. The Phoenix Companies also sponsors a non-qualified supplemental defined benefit plan to provide benefits in excess of amounts allowed pursuant to the Internal Revenue Code. The Phoenix Companies' funding policy is to contribute annually an amount equal to at least the minimum required contribution in accordance with minimum funding standards established by the Employee Retirement Income Security Act of 1974 (ERISA). Contributions are intended to provide not only for benefits attributable to service to date, but also for service expected to be earned in the future.

The Phoenix Companies sponsors pension and savings plans for its employees, and employees and agents of its subsidiaries. The qualified plans comply with requirements established by the ERISA and excess benefit plans provide for that portion of pension obligations, which is in excess of amounts permitted by ERISA. The Phoenix Companies also provides certain health care and life insurance benefits for active and retired employees. We incur applicable employee benefit expenses through the process of cost allocation by The Phoenix Companies.

In addition to The Phoenix Companies' pension plans, The Phoenix Companies currently provides certain health care and life insurance benefits to retired employees, spouses and other eligible dependents through various plans sponsored by The Phoenix Companies. A substantial portion of Phoenix affiliate employees may become eligible for these benefits upon retirement. The health care plans have varying co-payments and deductibles, depending on the plan. These plans are unfunded.

Prior to June 25, 2001, Phoenix Life sponsored the aforementioned employee benefit plans. Effective June 25, 2001, Phoenix Life's parent, The Phoenix Companies, Inc., became the sponsor of these plans. Substantially all of our employees remained participants of the plans.

We recognize pension and other post-retirement benefit costs and obligations over the employees' expected service periods by discounting an estimate of aggregate benefits. We estimate aggregate benefits by using assumptions for employee turnover, future compensation increases, rates of return on pension plan assets and future health care costs. We recognize an expense for differences between actual experience and estimates over the average future service period of participants. We recognize an expense for our contributions to employee and agent savings plans at the time employees and agents make contributions to the plans. We also recognize the costs and obligations of severance, disability and related life insurance and health care benefits to be paid to inactive or former employees after employment but before retirement. Effective with the change in sponsorship of employee benefit plans to our parent, the liability for the excess of accrued pension cost of each plan over the amounts contributed to the plans was recorded as an employee benefit liability due to parent. In addition, the allocated expense for each period is recorded as a liability due to parent.

Prior to the aforementioned change in plan sponsorship to our parent in 2001, we also recognized an additional liability for any excess of the accumulated benefit obligation of each plan over the fair value of plan assets. The offset to this additional liability is first recognized as an intangible asset, which is limited to unrecognized prior service, including any unrecognized net transition obligation. Any additional offsets are then recognized as an adjustment to accumulated other comprehensive income. Effective with the June 25, 2001 change in sponsorship of our pension plans to our parent, the additional liability for excess of accumulated benefit obligation over the plan assets became a direct liability of our parent. Accordingly we have accounted for this forgiveness of a liability by our parent as a capital contribution of $14.4 million as of January 1, 2002.

Applicable information regarding the actuarial present value of vested and non-vested accumulated plan benefits, and the net assets of the plans available for benefits is not separately calculated for our participation in the plans. The Phoenix Companies, the plan sponsor, established an accrued liability and amounts attributable to us have been allocated and recorded as an expense and employee benefit liability to our parent.

UNDERLYING PRINCIPAL RATES AND ASSUMPTIONS:                                               YEAR ENDED DECEMBER 31,
                                                                               --------------------------------------------
                                                                                    2005            2004           2003
                                                                               -------------- -------------- --------------
PRINCIPAL RATES AND ASSUMPTIONS
ASSUMPTIONS USED TO DETERMINE BENEFIT OBLIGATIONS
Projected benefit obligation discount rate...................................       5.50%           5.75%          6.00%
Future compensation increase rate............................................       4.00%           4.00%          3.50%
Pension plan assets long-term rate of return.................................       8.50%           8.50%          8.50%
Deferred investment gain/loss amortization corridor..........................       5.00%           5.00%          5.00%
Future health care cost increase rate, age 64 and younger....................      10.00%           8.50%          9.25%
Future health care cost increase rate, age 65 and older......................      12.25%          10.50%         11.25%

ASSUMPTIONS USED TO DETERMINE BENEFIT COSTS
Projected benefit obligation discount rate...................................       5.75%           6.00%          6.50%
Future compensation increase rate............................................       4.00%           3.50%          3.50%
Pension plan assets long-term rate of return.................................       8.50%           8.50%          8.50%
Deferred investment gain/loss amortization corridor..........................       5.00%           5.00%          5.00%
Future health care cost increase rate, age 64 and younger....................       8.50%           9.25%         10.00%
Future health care cost increase rate, age 65 and older......................      10.50%          11.25%         12.00%

CHANGES IN PENSION PLANS' ASSETS AND                                               YEAR ENDED DECEMBER 31,
PROJECTED BENEFIT OBLIGATIONS:                                  -----------------------------------------------------------
($ amounts in millions)                                                EMPLOYEE PLAN               SUPPLEMENTAL PLAN
                                                                ----------------------------- -----------------------------
                                                                     2005           2004           2005           2004
                                                                -------------- -------------- -------------- --------------

PLANS' ASSETS
Plan assets' actual gain (loss)..............................    $      24.5    $      44.3    $      --      $      --
Employer contributions.......................................           27.7            8.9            5.5            5.7
Participant benefit payments.................................          (26.0)         (25.7)          (5.5)          (5.7)
                                                                -------------- -------------- -------------- --------------
Change in plan assets........................................           26.2           27.5           --             --
Plan assets, beginning of year...............................          396.4          368.9           --             --
                                                                -------------- -------------- -------------- --------------
PLANS' ASSETS, END OF YEAR...................................    $     422.6    $     396.4    $      --      $      --
                                                                ============== ============== ============== ==============

PLANS' PROJECTED BENEFIT OBLIGATION
Service and interest cost accrual............................    $     (36.7)   $     (36.1)   $      (9.1)   $      (7.0)
Actuarial gain (loss)........................................          (13.3)         (35.5)         (18.3)         (11.2)
Curtailment gain (loss)......................................           --              7.5           --              2.7
Participant benefit payments.................................           26.0           25.7            5.5            5.7
Plan amendments..............................................           --             --             (1.5)          --
                                                                -------------- -------------- -------------- --------------
Change in projected benefit obligation.......................          (24.0)         (38.4)         (23.4)          (9.8)
Projected benefit obligation, beginning of year..............         (499.0)        (460.6)        (134.6)        (124.8)
                                                                -------------- -------------- -------------- --------------
PROJECTED BENEFIT OBLIGATION, END OF YEAR....................    $    (523.0)   $    (499.0)   $    (158.0)   $    (134.6)
                                                                ============== ============== ============== ==============


FUNDED STATUS OF PENSION PLANS:                                                   YEAR ENDED DECEMBER 31,
($ amounts in millions)                                         -----------------------------------------------------------
                                                                        EMPLOYEE PLAN               SUPPLEMENTAL PLAN
                                                                ----------------------------- -----------------------------
                                                                    2005           2004           2005           2004
                                                                -------------- -------------- -------------- --------------

Excess of accrued pension benefit cost over amount
  contributed to plan........................................    $     (16.0)   $     (37.0)   $     (94.0)   $     (86.0)
Additional minimum liability.................................          (54.0)         (41.2)         (45.9)         (40.6)
                                                                -------------- -------------- -------------- --------------
Excess of accumulated benefit obligation over plan assets....          (70.0)         (78.2)        (139.9)        (126.6)
Intangible asset.............................................            7.0            8.0           --             --
Minimum pension liability adjustment in accumulated
  other comprehensive income.................................           47.0           33.2           45.9           40.6
                                                                -------------- -------------- -------------- --------------
Funding status recognized in balance sheet...................          (16.0)         (37.0)         (94.0)         (86.0)
                                                                -------------- -------------- -------------- --------------
Net unamortized loss.........................................          (77.4)         (57.6)         (66.5)         (52.6)
Unamortized prior service (cost) credit......................           (7.0)          (8.0)           2.5            4.0
                                                                -------------- -------------- -------------- --------------
Funding status unrecognized in balance sheet.................          (84.4)         (65.6)         (64.0)         (48.6)
                                                                -------------- -------------- -------------- --------------
PLAN ASSETS LESS THAN PROJECTED BENEFIT OBLIGATIONS,
  END OF YEAR................................................    $    (100.4)   $    (102.6)   $    (158.0)   $    (134.6)
                                                                ============== ============== ============== ==============

The Phoenix Companies expects to contribute $1.9 million to the employee pension plan during 2006. The Phoenix Companies made payments totaling $27.7 million to the pension plan during 2005 including $5.7 million toward the estimated 2005 contribution and $22.0 million of additional contributions.

FUNDED STATUS OF OTHER POSTRETIREMENT BENEFIT PLANS:                                                AS OF DECEMBER 31,
($ amounts in millions)                                                                        -----------------------------
                                                                                                     2005           2004
                                                                                               -------------- --------------

Accrued benefit obligation included in other liabilities....................................    $     (84.9)   $     (88.0)
                                                                                               -------------- --------------
Net unamortized gain........................................................................            6.1           10.3
Unamortized prior service (costs) credits...................................................            6.4            7.4
                                                                                               -------------- --------------
Funding status unrecognized in balance sheet................................................           12.5           17.7
                                                                                               -------------- --------------
PLAN ASSETS LESS THAN PROJECTED BENEFIT OBLIGATIONS, END OF YEAR............................    $     (72.4)   $     (70.3)
                                                                                               ============== ==============

The health care cost trend rate has a significant effect on the amounts reported. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the accumulated postretirement benefit obligation by $0.4 million and the annual service and interest cost by $0.1 million. Decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the accumulated postretirement benefit obligation by $1.0 million and the annual service and interest cost by $0.1 million.

MANAGEMENT RESTRUCTURING EXPENSE AND EMPLOYMENT AGREEMENTS

The Phoenix Companies and certain of its key executives have entered into agreements that will, in certain circumstances, provide separation benefits upon the termination of the executive's employment by The Phoenix Companies for reasons other than death, disability, cause or retirement, or by the executive for "good reason," as defined in the agreements. For most of these executives, the agreements provide this protection only if the termination occurs following (or is effectively connected with) the occurrence of a change of control, as defined in the agreements. Upon a change in control, The Phoenix Companies is required to make an irrevocable contribution to a trust as soon as possible following such change in control in an amount equal to pay such benefits payable under such agreements. In such circumstances, we might be required to fund all or a portion of any contribution made.

We recorded non-recurring expenses of $6.5 million ($4.2 million after income taxes), $31.8 million ($20.7 million after income taxes) and $5.2 million ($3.2 million after income taxes) in 2005, 2004 and 2003, respectively, primarily in connection with organizational and employment-related costs. The 2004 charges relate mainly our allocated portion of charges stemming from The Phoenix Companies' sale of its retail affiliated broker-dealer operations and the outsourcing of our information technology infrastructure services. Reserves for management restructuring agreements are not material to our consolidated financial statements at December 31, 2004 and 2003.


10.  OTHER COMPREHENSIVE INCOME

We record unrealized gains and losses on available-for-sale securities, minimum pension liability adjustments in excess of unrecognized prior service cost, foreign currency translation gains and losses and effective portions of the gains or losses on derivative instruments designated as cash flow hedges in accumulated other comprehensive income. Unrealized gains and losses on available-for-sale securities are recorded in other comprehensive income until the related securities are sold, reclassified or deemed to be impaired. Minimum pension liability adjustments in excess of unrecognized prior service cost are adjusted or eliminated in subsequent periods to the extent that plan assets exceed accumulated benefits. Foreign currency translation gains and losses are recorded in accumulated other comprehensive income. We also consider unrealized foreign currency losses when evaluating investments for impairment. The effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings in the same period in which the hedged transaction affects earnings. If it is probable that a hedged forecasted transaction will no longer occur, the effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings immediately.

SOURCES OF OTHER COMPREHENSIVE INCOME:                                  YEAR ENDED DECEMBER 31,
($ amounts in millions)                      -------------------------------------------------------------------------------
                                                        2005                      2004                      2003
                                             ------------------------- ------------------------- ---------------------------
                                                 GROSS         NET         GROSS         NET         GROSS         NET
                                             ------------ ------------- ------------ ------------ ------------- ------------

Unrealized gains (losses) on
  investments.............................    $   (435.9)  $   (157.0)   $     23.9   $     17.2   $    140.9    $    164.5
Net realized investment losses on
  available-for-sale securities included
  in net income...........................          24.7         31.2         (43.0)       (22.4)      (113.4)        (73.7)
                                             ------------ ------------- ------------ ------------ ------------- ------------
Net unrealized investment gains...........        (411.2)      (125.8)        (19.1)        (5.2)        27.5          90.8
Net unrealized foreign currency
  translation adjustment .................          (6.0)        (4.0)         (4.6)        (0.6)        11.9           8.2
Net unrealized derivative instruments
  gains (losses)..........................          82.8         82.8          13.1         13.3         35.9          36.6
                                             ------------ ------------- ------------ ------------ ------------- ------------
Other comprehensive income (loss).........        (334.4)  $    (47.0)        (10.6)  $      7.5         75.3    $    135.6
                                             ------------ ============= ------------ ============ ------------- ============
Applicable policyholder dividend
  obligation..............................        (194.8)                       3.6                     (45.5)
Applicable deferred policy acquisition
  cost amortization.......................         (70.5)                      (7.7)                    (12.4)
Applicable deferred income taxes
  (benefit)...............................         (22.1)                     (14.0)                     (2.4)
                                             -------------              -------------             -------------
Offsets to other comprehensive income.....        (287.4)                     (18.1)                    (60.3)
                                             -------------              -------------             -------------
OTHER COMPREHENSIVE INCOME (LOSS).........    $    (47.0)                $      7.5                $    135.6
                                             =============              =============             =============


COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE INCOME:                                   AS OF DECEMBER 31,
($ amounts in millions)                                                 ----------------------------------------------------
                                                                                  2005                      2004
                                                                        ------------------------- --------------------------
                                                                           GROSS         NET         GROSS         NET
                                                                        ------------ ------------ ----------- --------------

Unrealized gains on investments....................................      $    307.7   $     26.9   $   718.9   $      152.7
Unrealized foreign currency translation adjustment.................            (0.3)        (0.8)        5.7            3.2
Unrealized losses on derivative instruments........................           (40.4)       (24.6)     (123.2)        (107.4)
                                                                        ------------ ------------ ----------- --------------
Accumulated other comprehensive income.............................           267.0   $      1.5       601.4   $       48.5
                                                                        ------------ ============ ----------- ==============
Applicable policyholder dividend obligation........................           241.5                    436.3
Applicable deferred policy acquisition costs.......................            15.9                     86.4
Applicable deferred income taxes...................................             8.1                     30.2
                                                                        ------------              -----------
Offsets to accumulated other comprehensive income..................           265.5                    552.9
                                                                        ------------              -----------
ACCUMULATED OTHER COMPREHENSIVE INCOME.............................      $      1.5                $    48.5
                                                                        ============              ===========


11.  DISCONTINUED OPERATIONS

During 1999, we discontinued the operations of three of our business segments which in prior years had been reflected as reportable business segments: reinsurance operations, group life and health operations and real estate management operations. See Note 16 for further information regarding our discontinued reinsurance and group life and health operations.

We have excluded assets and liabilities of the discontinued operations from the assets and liabilities of continuing operations and on a net basis included them in other general account assets on our balance sheet.


12.  DERIVATIVE INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

DERIVATIVE INSTRUMENTS

We maintain an overall interest rate risk-management strategy that primarily incorporates the use of interest rate swaps as hedges of our exposure to changes in interest rates. Our exposure to changes in interest rates primarily results from our commitments to fund interest-sensitive insurance liabilities, as well as from our significant holdings of fixed rate financial instruments.

We recognize all derivative instruments on the balance sheet at fair value. Generally, we designate each derivative according to the associated exposure as either a fair value or cash flow hedge at its inception as we do not enter into derivative contracts for trading or speculative purposes.

Except for the foreign currency swaps discussed below, all fair value hedges are accounted for with changes in the fair value of related interest rate swaps recorded on the balance sheet with an offsetting amount recorded to the hedged item's balance sheet carrying amount. Changes in the fair value of foreign currency swaps used as hedges of the fair value of foreign currency denominated assets are reported in current period earnings with the change in value of the hedged asset attributable to the hedged risk.

Cash flow hedges are generally accounted for with changes in the fair value of related interest rate swaps recorded on the balance sheet with an offsetting amount recorded in accumulated other comprehensive income. The effective portion of changes in fair values of derivatives hedging the variability of cash flows related to forecasted transactions are reported in accumulated other comprehensive income and reclassified into earnings in the periods during which earnings are affected by the variability of the cash flows of the hedged item.

Changes in the fair value of derivative instruments not designated as hedging instruments and ineffective portions of hedges are recognized in net investment income in the period incurred.

DERIVATIVE INSTRUMENTS HELD IN                                                            AS OF DECEMBER 31,
GENERAL ACCOUNT:                                                        ----------------------------------------------------
($ amounts in millions)                                                             2005                     2004
                                                                        -------------------------- -------------------------
                                                NOTIONAL
                                                 AMOUNT      MATURITY       ASSET      LIABILITY      ASSET      LIABILITY
                                             -------------- ----------- ------------- ------------ ------------ ------------
INTEREST RATE SWAPS
    Cash flow hedges......................    $       30       2007      $       1.2   $     --     $      2.8   $     --
    Non-hedging derivative instruments....           360       2007              6.6          4.9         16.5         14.0
Other.....................................            75     2008-2014           0.8         --            0.1         --
                                             --------------             ------------- ------------ ------------ ------------
TOTAL GENERAL ACCOUNT
  DERIVATIVE INSTRUMENT POSITIONS.........    $      465                 $       8.6   $      4.9   $     19.4   $     14.0
                                             ==============             ============= ============ ============ ============

Fair value hedges. We currently hold interest rate swaps that convert a portion of our fixed rate debt portfolio to variable rate debt. These hedges are accounted for under the shortcut method and, therefore, no hedge ineffectiveness is recorded in current period earnings associated with these interest rate swaps.

Cash flow hedges. We currently hold interest rates swaps that effectively convert variable rate bond cash flows to fixed cash flows in order to better match the cash flows of associated liabilities. These hedges are accounted for under the shortcut method and, therefore, no hedge ineffectiveness was recorded in earnings for 2005, 2004 and 2003. We do not expect to reclassify any amounts reported in accumulated other comprehensive income into earnings over the next twelve months with respect to these hedges.

Non-hedging derivative instruments. We also hold interest rate swaps that were initially entered into as hedges of an anticipated purchase of assets associated with an acquisition of a block of insurance liabilities. Subsequently, offsetting swap positions were taken to lock in a stream of income to supplement the income on the assets purchased.

We are exposed to credit risk in the event of non-performance by counterparties to these derivative instruments. We do not expect that counterparties will fail to meet their financial obligation as we only enter into derivative contracts with a number of highly rated financial institutions. The credit exposure of these instruments is the positive fair value at the reporting date, or $8.6 million as of December 31, 2005. We consider the likelihood of any material loss on these instruments to be remote.

FAIR VALUE OF FINANCIAL INSTRUMENTS

CARRYING AMOUNTS AND ESTIMATED FAIR VALUES OF                                        AS OF DECEMBER 31,
FINANCIAL INSTRUMENTS:                                          -----------------------------------------------------------
($ amounts in millions)                                                     2005                          2004
                                                                ----------------------------- -----------------------------
                                                                  CARRYING         FAIR         CARRYING         FAIR
                                                                    VALUE          VALUE          VALUE          VALUE
                                                                -------------- -------------- -------------- --------------

Cash and cash equivalents....................................    $     225.6    $     225.6    $     324.0    $     324.0
Debt securities (Note 3).....................................       13,402.6       13,402.6       13,473.6       13,473.6
Available-for-sale equity securities (Note 3)................          169.6          169.6          160.2          160.2
Trading equity securities....................................           --             --             87.3           87.3
Mortgage loans (Note 3)......................................          128.6          133.4          207.9          220.4
Debt and equity securities pledged as collateral (Note 7)....          304.4          304.4        1,278.8        1,278.8
Derivative financial instruments.............................            8.6            8.6           19.4           19.4
Policy loans (Note 3)........................................        2,245.0        2,347.4        2,196.7        2,318.0
                                                                -------------- -------------- -------------- --------------
FINANCIAL ASSETS.............................................    $  16,484.4    $  16,591.6    $  17,747.9    $  17,881.7
                                                                ============== ============== ============== ==============

Investment contracts (Note 2)................................    $   3,060.7    $   3,054.4    $   3,492.4    $   3,510.8
Non-recourse collateralized obligations (Note 7).............          389.9          322.0        1,355.2        1,355.9
Indebtedness (Note 5)........................................          204.1          214.1          204.1          209.2
Derivative financial instruments.............................            4.9            4.9           14.0           14.0
                                                                -------------- -------------- -------------- --------------
FINANCIAL LIABILITIES........................................    $   3,659.6    $   3,595.4    $   5,065.7    $   5,089.9
                                                                ============== ============== ============== ==============


13.  PHOENIX LIFE STATUTORY FINANCIAL INFORMATION AND REGULATORY MATTERS

STATUTORY FINANCIAL DATA:                                                              AS OF AND FOR THE YEARS ENDED
($ amounts in millions)                                                                         DECEMBER 31,
                                                                               --------------------------------------------
                                                                                    2005           2004           2003
                                                                               -------------- -------------- --------------

Statutory capital, surplus, and surplus notes................................   $     885.5    $     814.6    $     762.9
Asset valuation reserve (AVR)................................................         210.7          213.6          198.6
                                                                               -------------- -------------- --------------
STATUTORY CAPITAL, SURPLUS, SURPLUS NOTES AND AVR............................   $   1,096.2    $   1,028.2    $     961.5
                                                                               ============== ============== ==============
STATUTORY GAIN FROM OPERATIONS...............................................   $     106.2    $      35.1    $      69.7
                                                                               ============== ============== ==============
STATUTORY NET INCOME.........................................................   $      61.0    $      47.1    $      21.5
                                                                               ============== ============== ==============

New York Insurance Law requires that New York life insurers report their risk-based capital (RBC). RBC is based on a formula calculated by applying factors to various assets, premium and statutory reserve items. The formula takes into account the risk characteristics of the insurer, including asset risk, insurance risk, interest rate risk and business risk. New York insurance law gives the New York Superintendent of Insurance explicit regulatory authority to require various actions by, or take various actions against, insurers whose total adjusted capital does not exceed certain RBC levels. Each of the U.S. insurance subsidiaries of Phoenix Life is also subject to these same RBC requirements. Phoenix Life and each of its insurance subsidiaries' RBC was in excess of 300% of Company Action Level (the level where a life insurance enterprise must submit a comprehensive plan to state insurance regulators) as of December 31, 2005 and 2004.

Under New York Insurance Law, Phoenix Life can pay stockholder dividends to us in any calendar year without prior approval from the New York Insurance Department in the amount of the lesser of 10% of Phoenix Life's surplus to policyholders as of the immediately preceding calendar year or Phoenix Life's statutory net gain from operations for the immediately preceding calendar year, not including realized capital gains. Phoenix Life paid dividends of $35.1 million in 2005 and is able to pay $88.6 million in dividends in 2006 without prior approval from the New York Insurance Department. Any additional dividend payments, in excess of $88.6 million in 2006, would be subject to the discretion of the New York Superintendent of Insurance.


14.  PREMISES AND EQUIPMENT

Premises and equipment, consisting primarily of office buildings occupied by us, are stated at cost less accumulated depreciation and amortization. We depreciate buildings on the straight-line method over 10 to 45 years and equipment primarily on a modified accelerated method over 3 to 10 years. We amortize leasehold improvements over the terms of the related leases.

Premises and equipment are included in other general account assets in our balance sheet.

COST AND CARRYING VALUE:                                                             AS OF DECEMBER 31,
($ amounts in millions)                                         -----------------------------------------------------------
                                                                            2005                          2004
                                                                ----------------------------- -----------------------------
                                                                                 CARRYING                      CARRYING
                                                                    COST           VALUE          COST           VALUE
                                                                -------------- -------------- -------------- --------------

Real estate..................................................    $     101.1    $      34.9    $     116.0    $      45.7
Equipment....................................................          185.4           34.8          168.7           23.6
                                                                -------------- -------------- --------------
                                                                                                             --------------
Premises and equipment cost and carrying value...............          286.5    $      69.7          284.7    $      69.3
                                                                               ==============                ==============
Accumulated depreciation and amortization....................         (216.8)                       (215.4)
                                                                --------------                --------------
PREMISES AND EQUIPMENT.......................................    $      69.7                   $      69.3
                                                                ==============                ==============

Depreciation and amortization expense for premises and equipment for 2005, 2004 and 2003 totaled $9.2 million, $11.3 million and $16.2 million, respectively.

In May 25, 2004, we sold our Enfield, Connecticut office facility, for a loss of $1.0 million ($0.7 million after-tax). In anticipation of that sale, we had recorded a $6.2 million ($4.0 million after-tax) realized impairment loss in 2003.

Rental expenses for operating leases for continuing operations, principally with respect to buildings, amounted to $2.4 million, $6.7 million and $11.7 million in 2005, 2004 and 2003, respectively. Future minimum rental payments under non-cancelable operating leases for continuing operations were $34.1 million as of December 31, 2005, payable as follows: 2006, $8.5 million; 2007, $7.8 million; 2008, $6.1 million; 2009, $3.4 million; 2010, $3.1 million; and thereafter, $5.2 million.


15.  RELATED PARTY TRANSACTIONS

Phoenix Investment Partners, an indirect wholly-owned subsidiary of The Phoenix Companies, through its affiliated registered investment advisors, provides investment advisory services to Phoenix Life for a fee. Investment advisory fees incurred by Phoenix Life under this arrangement were $9.4 million, $8.2 million and $8.2 million for 2005, 2004 and 2003, respectively. Amounts payable to the affiliated investment advisors were $0.9 million and $1.1 million, as of December 31, 2005 and 2004, respectively. Variable product separate accounts fees were $1.2 million, $3.2 million and $2.6 million for 2005, 2004 and 2003, respectively.

On February 26, 2001, Phoenix Life entered into a $69.0 million subordinated loan agreement with Phoenix Investment Partners, due March 1, 2006, in exchange for debentures held by Phoenix Life. Interest was payable quarterly in arrears at an annual rate based on LIBOR plus 2%. The average blended interest rate was approximately 5%, 3% and 3% for the years ended December 31, 2005, 2004 and 2003, respectively. On December 31, 2005, Phoenix Life entered into a new $69.0 million five-year subordinated loan agreement with Phoenix Investment Partners to replace the prior agreement. The new loan agreement requires quarterly principal payments of $3 million beginning at the closing date with all remaining principal amounts due December 31, 2010. Interest is payable quarterly in arrears at an annual rate of 6.55%.

Phoenix Equity Planning Corporation (PEPCO), a wholly-owned subsidiary of Phoenix Investment Partners, is the principal underwriter of Phoenix Life's annuity and variable life contracts. Contracts may be purchased through registered representatives of a former Phoenix affiliate, W.S. Griffith & Co., Inc. (Griffith), as well as other outside broker-dealers who are licensed to sell Phoenix Life annuity contracts. Phoenix Life incurred commissions for contracts underwritten by PEPCO of $45.3 million, $51.8 million and $51.9 million for 2005, 2004 and 2003, respectively. Amounts payable to PEPCO were $5.1 million and $6.0 million, as of December 31, 2005 and 2004, respectively.

Effective May 31, 2004, The Phoenix Companies sold Griffith to an unrelated third party.

State Farm Mutual Automobile Insurance Company (State Farm) currently owns of record more than five percent of The Phoenix Companies' outstanding common stock. During 2005, 2004 and 2003, we incurred $37.6 million, $32.4 million and $25.8 million, respectively, in compensation costs for the sale of our insurance and annuity products by entities that were either subsidiaries of State Farm or owned by State Farm employees. Amounts payable to State Farm were $1.9 million as of both December 31, 2005 and 2004.


16.  CONTINGENT LIABILITIES

In addition to the matters discussed below, we are, in the normal cause of business, involved in litigation both as a defendant and as a plaintiff. The litigation naming us as a defendant ordinarily involves our activities as an insurer, employer, investor or taxpayer. In addition, various regulatory bodies regularly make inquiries of us and, from time to time, conduct examinations or investigations concerning our compliance with, among other things, insurance and securities laws. While it is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or to provide reasonable ranges of potential losses, we believe that their outcomes are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these matters and litigation's inherent unpredictability, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operations or cash flows.

Over the past few years, there has been a significant increase in federal and state regulatory activity relating to financial services companies, particularly mutual fund companies. These regulatory inquiries have focused on a number of mutual fund issues, including late-trading and valuation issues. Our affiliated companies' asset management products, which we offer through the separate accounts associated with certain of our variable life insurance policies and variable annuity products, entitle us to impose restrictions on frequent exchanges and trades in the mutual funds and on transfers between sub-accounts and variable products. We, like many others in the financial services industry, have received requests for information from the SEC and state authorities, in each case requesting documentation and other information regarding various mutual fund regulatory issues. We continue to cooperate fully with these regulatory agencies in responding to these requests.

Over the past two years, a number of companies have announced settlements of enforcement actions with various regulatory agencies, primarily the SEC and the New York Attorney General's Office. While no such action has been initiated against us, it is possible that one or more regulatory agencies may pursue this type of action against us in the future.

In 2004, we received a subpoena from the Connecticut Attorney General's office requesting information regarding certain distribution practices since 1998. Over 40 companies received such a subpoena. We cooperated fully and have had no further inquiry since filing our response.

In 2005, we received a subpoena from the Connecticut Attorney General's office and an inquiry from the Connecticut Insurance Department requesting information regarding finite reinsurance. We cooperated fully and have had no further inquiry since responding.

These types of lawsuits and regulatory actions may be difficult to assess or quantify, may seek recovery of indeterminate amounts, including punitive and treble damages, and the nature and magnitude of their outcomes may remain unknown for substantial periods of time. While it is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or to provide reasonable ranges of potential losses, we believe that their outcomes are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition.

Discontinued Reinsurance Operations

In 1999, we discontinued our reinsurance operations through a combination of sale, reinsurance and placement of certain retained group accident and health reinsurance business into run-off. We adopted a formal plan to stop writing new contracts covering these risks and to end the existing contracts as soon as those contracts would permit. However, we remain liable for claims under contracts which have not been commuted.

We have established reserves for claims and related expenses that we expect to pay on our discontinued group accident and health reinsurance business. These reserves are based on currently known facts and estimates about, among other things, the amount of insured losses and expenses that we believe we will pay, the period over which they will be paid, the amounts we believe we will collect from our retrocessionaires and the likely legal and administrative costs of winding down the business.

Our total reserves, including reserves for amounts recoverable from retrocessionaires, were $60.0 million as of December 31, 2005. Our total amounts recoverable from retrocessionaires related to paid losses were $20.0 million as of December 31, 2005. We did not recognize any gains or losses related to our discontinued group accident and health reinsurance business during the years ended December 31, 2005, 2004 and 2003, respectively.

We expect our reserves and reinsurance to cover the run-off of the business; however, the nature of the underlying risks is such that the claims may take years to reach the reinsurers involved. Therefore, we expect to pay claims out of existing estimated reserves for up to ten years as the level of business diminishes. In addition, unfavorable or favorable claims and/or reinsurance recovery experience is reasonably possible and could result in our recognition of additional losses or gains, respectively, in future years. Given the uncertainty associated with litigation and other dispute resolution proceedings, as described below, as well as the lack of sufficient claims information (which has resulted from disputes among ceding reinsurers leading to delayed processing, reporting blockages and standstill agreements among reinsurers), the range of any reasonably possible additional future losses or gains is not currently estimable. However, it is our opinion, based on current information and after consideration of the provisions made in these financial statements, as described above, that any future adverse or favorable development of recorded reserves and/or reinsurance recoverables will not have a material effect on our financial position.

Additional information with respect to our group accident and health reinsurance run-off exposures follows:

Unicover Managers, Inc.

A significant portion of the claims arising from our discontinued group accident and health reinsurance business arises from the activities of Unicover Managers, Inc., or Unicover. Unicover organized and managed a group, or pool, of insurance companies, or Unicover pool, and two other facilities, or Unicover facilities, which reinsured the life and health insurance components of workers' compensation insurance policies issued by various property and casualty insurance companies. We were a member of the Unicover pool but terminated our participation in the pool effective March 1, 1999. Further, we were a retrocessionaire (meaning a reinsurer of other reinsurers) of the Unicover pool and two other Unicover facilities, providing the pool and facility members with reinsurance of the risks that the pool and facility members had assumed.

We have been involved in disputes relating to the activities of Unicover. Most of the disputes have been resolved by settlement or arbitration. The amounts paid and the results achieved in the settlements and arbitration decision were consistent with the amounts previously reflected in our consolidated financial statements.

Related Proceedings

In our capacity as a retrocessionaire of the Unicover business, we had an extensive program of our own reinsurance in place to protect us from financial exposure to the risks we had assumed. We have been involved in disputes with certain of our own retrocessionaires who had sought on various grounds to avoid paying any amounts to us. Most of those disputes, including the matter described below, have been resolved. The amounts received and the results achieved in the settlements and arbitration decisions were consistent with the amounts previously reflected in our consolidated financial statements.

As of December 31, 2005, we have resolved a dispute with a retrocessionaire that had been the subject of arbitration initiated by the retrocessionaire in 2000. We had previously received favorable decisions from an arbitration panel and the English Court of Appeals that have resulted in payments by the retrocessionaire totaling $65.0 million, including $50.0 million during 2005. In July 2005, an arbitration panel determined that the retrocessionaire was not liable for certain billings related to a commutation totaling $25.0 million. We were denied permission to appeal this decision. As of December 31, 2005, the retrocessionaire is current in respect of the reinsurance recoverable balance on this contract.

Because the same retrocession program that covers our Unicover business covers a significant portion of our other remaining group accident and health reinsurance business, we could have additional material losses if one or more of our remaining retrocessionaires disputes and successfully avoids its obligations. At this stage, we cannot estimate the amount at risk related to these potential disputes with a reliable degree of certainty. This is due in part to our lack of sufficient claims information (which has resulted from disputes among ceding reinsurers that have led to delayed processing, reporting blockages, and standstill agreements among reinsurers). This applies with regard both to business related to Unicover and business not related to Unicover.

Other Proceedings

Another set of disputes involves personal accident business that was reinsured in the London reinsurance market in which we participated from 1994 to 1997. These disputes involve multiple layers of reinsurance and allegations that the reinsurance programs created by the brokers involved in placing those layers were interrelated and devised to disproportionately pass losses to a top layer of reinsurers. Many companies who participated in this business are involved in litigation or arbitration in attempts to avoid their obligations on the basis of misrepresentation. Because of the complexity of the disputes and the reinsurance arrangements, we and many of these companies have participated in negotiations that have resulted in settlements of disputes relating to the 1994 and 1995 contract years. The amounts paid and the results achieved in the 1994 and 1995 contract year settlements are consistent with the amounts previously reflected in our consolidated financial statements. Although we are vigorously defending our contractual rights in respect of the 1996 and 1997 contract year disputes, we remain actively involved in attempts to reach negotiated business solutions. At this stage, we cannot predict the outcome, nor can we estimate the remaining amount at risk with a reliable degree of certainty. This is due in part to our lack of sufficient claims information (which has resulted from disputes among ceding reinsurers that have led to delayed processing, reporting blockages, and standstill agreements among reinsurers). However, it is our opinion based on current information that amounts included in our reserves as of December 31, 2005 are adequate with respect to the 1996 and 1997 contract year disputes.


17.  OTHER COMMITMENTS

During the normal course of business, the Company enters into agreements to fund venture capital partnerships and to purchase private placement investments. As of December 31, 2005, the Company had committed $166.3 million under such investments, of which $64.8 million is expected to be disbursed by December 31, 2006.

In connection with the sale of certain venture capital partnerships, we issued a guarantee with respect to the outstanding unfunded commitments related to the partnerships that were sold. We believe the likelihood that we will have to perform under this guarantee is remote. The unfunded commitments were $30.2 million at December 31, 2005.

                      THE PHOENIX EDGE(R) -- VA FOR NEW YORK         [VERSION C]

                         PHOENIX LIFE INSURANCE COMPANY
         PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT ("SEPARATE ACCOUNT")
                 VARIABLE ACCUMULATION DEFERRED ANNUITY CONTRACT

                       STATEMENT OF ADDITIONAL INFORMATION


HOME OFFICE:                                      PHOENIX LIFE INSURANCE COMPANY
One American Row                                     ANNUITY OPERATIONS DIVISION
Hartford, Connecticut 06103-2899                                     PO Box 8027
                                                Boston, Massachusetts 02266-8027

                                   May 1, 2006

    This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the prospectus, dated May 1, 2006. You may obtain a copy of the prospectus without charge by contacting Phoenix Life Insurance Company ("Phoenix") at the above address or by calling 800/541-0171.




                                TABLE OF CONTENTS
                                                                           PAGE
                                                                           ----
Phoenix Life Insurance Company ...........................................    2

Underwriter ..............................................................    2

Servicing Agent ..........................................................    2

Performance History ......................................................    2

Calculation of Yield and Return ..........................................   11

Calculation of Annuity Payments ..........................................   12

Experts ..................................................................   13

Separate Account Financial Statements..................................... SA-1

Company Financials Statements.............................................. F-1

PHOENIX LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


    On June 25, 2001, Phoenix Home Life Mutual Insurance Company (a New York mutual life insurance company incorporated May 1, 1851, originally chartered in Connecticut in 1851 and redomiciled to New York in 1992) converted to a stock life insurance company by "demutualizing" pursuant to a plan of reorganization approved by the New York Superintendent of Insurance and changed its name to Phoenix Life Insurance Company ("Phoenix"). As part of the demutualization, Phoenix became a wholly owned subsidiary of The Phoenix Companies, Inc., a newly formed, publicly traded Delaware corporation. Our executive and main administrative offices are at One American Row, Hartford, Connecticut, 06103-2899. Our New York principal office is at 31 Tech Valley Drive, East Greenbush, New York 12061. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers.


UNDERWRITER
--------------------------------------------------------------------------------

    Phoenix Equity Planning Corporation ("PEPCO"), an indirect, wholly owned subsidiary of The Phoenix Companies, as underwriter, offers these contracts on a continuous basis. PEPCO is not compensated for any underwriting commissions.
All underwriting commission costs are borne directly by Phoenix.


SERVICING AGENT
--------------------------------------------------------------------------------

    The Phoenix Edge Series Fund reimburses Phoenix for various shareholder services provided by the Variable Product Operations area, located at 31 Tech Valley Drive, East Greenbush, NY 12061. The Phoenix Edge Series Fund is an open-end management investment company with many separate series. Shares of the fund are not directly offered to the public, but through policies and annuities issued by PHL Variable, Phoenix Life Insurance Company and Phoenix Life and Annuity Company.

    The functions performed include investor inquiry support, shareholder trading, confirmation of investment activity, quarterly statement processing and Web/Interactive Voice Response trading. The rate of reimbursement for 2006 is 0.08% of the fund's average daily net assets. The total administrative service fees paid by the fund for the last three fiscal years follow:

================================================================================
        YEAR ENDED DECEMBER 31,                                FEE PAID
================================================================================
              2003                                           $1.7 million
--------------------------------------------------------------------------------
              2004                                           $2.2 million
--------------------------------------------------------------------------------
              2005                                           $1.9 million
================================================================================



PERFORMANCE HISTORY
--------------------------------------------------------------------------------

    From time to time, the Separate Account may include the performance history of any or all subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Performance information may be expressed as yield and effective yield of the Phoenix-Goodwin Money Market subaccount, as yield of the Phoenix-Goodwin Multi-Sector Fixed Income subaccount and as total return of any subaccount. For the Phoenix-Goodwin Multi-Sector Fixed Income subaccount, quotations of yield will be based on all investment income per unit earned during a given 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income") and are computed by dividing the net investment income by the maximum offering price per unit on the last day of the period.


    When a subaccount advertises its standardized average annual total return, it usually will be calculated for one year, five years and ten years or since inception if the subaccount has not been in existence for at least ten years. Standardized average annual total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable contract charges except for premium taxes (which vary by state) at the beginning of the relevant period.

    Standardized performance includes the following charges: total operating expenses of the underlying subaccount, mortality and expense risk charges, daily administrative fees, annual contract fee and deferred surrender charges. It is assumed that a $1,000 investment is made at the beginning of each time period. It is assumed that the entire investment is surrendered at the end of each time period.

    Non-Standardized Performance includes the following charges: total operating expenses of the underlying subaccount, mortality and expense risk charges, and daily administrative fees. It is assumed that a $1,000 investment is made at the beginning of each time period. The annual contract fee and deferred surrender charges are not included.

    For those subaccounts within the Separate Account that have not been available for one of the quoted periods, the average annual total return quotation will be blank.

         STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDING
                                DECEMBER 31, 2005
                    FOR CONTRACTS WITH DEATH BENEFIT OPTION 1

--------------------------------------------------------------------------------------------------------------------------
                                                          INCEPTION                                               SINCE
                SUBACCOUNT                                  DATE*        1 YEAR      5 YEARS      10 YEARS      INCEPTION
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                        3/30/2001       1.44%                                    0.22%
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund                                  5/1/2006
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid-Cap Core Equity Fund                         12/1/2004       0.23%                                    1.87%
--------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                  6/5/2000       7.00%       -3.44%                      -7.53%
--------------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                                 10/29/2001      -2.68%                                    3.03%
--------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II          7/15/1999      -5.30%        2.94%                       4.00%
--------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                        7/15/1999      -4.68%        5.54%                       2.43%
--------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio                       6/5/2000       9.38%        4.72%                       3.06%
--------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                6/5/2000       1.47%       -1.76%                      -4.21%
--------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                              6/5/2000      -1.69%       -5.51%                      -7.43%
--------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                            5/1/2006
--------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                              5/1/2000       3.15%        6.25%                       7.45%
--------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund              9/27/1996      19.87%       15.77%                       1.88%
--------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                         5/11/1992       2.76%        1.50%       7.06%           8.29%
--------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                   11/28/1988      -3.79%        4.55%       8.19%           9.03%
--------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                           5/1/2000       1.47%        4.24%                       4.78%
--------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio                     4/25/2005                                                2.12%
--------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio                      4/20/2005                                               -2.44%
--------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio                   4/20/2005                                                2.42%
--------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                       4/20/2005                                                7.48%
--------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio                    5/1/2006
--------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio                    5/1/2006
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA                   5/1/2006
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                      5/1/2006
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund Small Cap/VA                  5/1/2006
--------------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                            12/31/1982      -3.63%       -9.36%       1.48%          10.39%
--------------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                              3/2/1998      -3.17%       -8.12%                       3.93%
--------------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Theme Series                            1/29/1996      -6.15%       -8.96%                       4.93%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                      5/1/1990      11.09%        2.20%       7.47%           6.87%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                                12/20/1999       1.46%       -7.65%                      -7.45%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                     8/12/2002       8.19%                                   17.22%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series          7/14/1997      -3.66%       -2.61%                       3.18%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series        5/1/1995       7.65%       19.09%      15.11%          15.79%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth & Income Series                    3/2/1998      -2.55%       -0.98%                       3.19%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series                  8/15/2000       1.95%       -3.67%                      -6.27%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series              9/17/1984      -5.54%        1.50%       6.67%           9.40%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                       10/8/1982      -4.76%       -0.06%       2.50%           4.26%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series         12/31/1982      -5.55%        6.00%       5.88%           8.14%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series        6/2/2003      -5.96%                                    0.68%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                     8/12/2002      -8.10%                                    3.00%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series              8/12/2002       1.71%                                   13.96%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series         8/12/2002       1.26%                                   11.80%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                           12/20/1999      -6.28%       -0.57%                      -0.78%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series               8/15/2000      -6.08%       -8.93%                     -15.84%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series             3/2/1998       0.35%       13.85%                       7.53%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series         11/20/2000       0.08%       13.29%                      14.47%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                         3/2/1998      -1.93%       -3.07%                       6.12%
--------------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn Portfolio                    5/1/2006
--------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                            5/1/2006
--------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                           5/1/2006
--------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                             6/2/2003     -12.12%                                   -7.10%
--------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                             6/2/2003      -3.38%                                   12.91%
--------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                  6/2/2003       6.27%                                   13.01%
--------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio                 5/1/2006
--------------------------------------------------------------------------------------------------------------------------

         STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDING
                                DECEMBER 31, 2005
              FOR CONTRACTS WITH DEATH BENEFIT OPTION 1 (CONTINUED)

--------------------------------------------------------------------------------------------------------------------------
                                                          INCEPTION                                               SINCE
                SUBACCOUNT                                  DATE*        1 YEAR      5 YEARS      10 YEARS      INCEPTION
--------------------------------------------------------------------------------------------------------------------------
Wanger International Select                              2/1/1999         8.97%        3.03%                      11.51%
--------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                           5/1/1995        14.02%        8.06%       13.64%         15.85%
--------------------------------------------------------------------------------------------------------------------------
Wanger Select                                            2/1/1999         3.08%        9.97%                      13.24%
--------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                            5/1/1995         3.84%       10.09%       14.17%         14.79%
--------------------------------------------------------------------------------------------------------------------------

*The date that the subaccount was added to the Separate Account.

The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than one year are annualized. Returns are net of the total annual fund expenses, daily administrative fees, annual contract fee, mortality and expense risk charges, and deferred surrender charges of 7% and 4% deducted from redemptions after one and five years, respectively. Surrender charges are based on the age of the deposit. Percent change does not include the 0.05% charge for the Enhanced Option 1 Rider. Subaccounts are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost.

          STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED
                                DECEMBER 31, 2005
                    FOR CONTRACTS WITH DEATH BENEFIT OPTION 2

--------------------------------------------------------------------------------------------------------------------------
                                                          INCEPTION                                               SINCE
                SUBACCOUNT                                  DATE*        1 YEAR      5 YEARS      10 YEARS      INCEPTION
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                        3/30/2001       1.06%                                   -0.15%
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund                                  5/1/2006
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid-Cap Core Equity Fund                         12/1/2004      -0.14%                                    1.49%
--------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                  6/5/2000       6.60%       -3.78%                      -7.85%
--------------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                                 10/29/2001      -3.04%                                    2.65%
--------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II          7/15/1999      -5.66%        2.56%                       3.63%
--------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                        7/15/1999      -5.04%        5.16%                       2.06%
--------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio                       6/5/2000       8.97%        4.35%                       2.69%
--------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                6/5/2000       1.09%       -2.11%                      -4.54%
--------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                              6/5/2000      -2.06%       -5.84%                      -7.75%
--------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                            5/1/2006
--------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                              5/1/2000       2.76%        5.86%                       7.06%
--------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund              9/27/1996      19.42%       15.33%                       1.51%
--------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                         5/11/1992       2.38%        1.11%        6.67%          7.91%
--------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                   11/28/1988      -4.15%        4.16%        7.80%          8.64%
--------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                           5/1/2000       1.09%        3.87%                       4.41%
--------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio                     4/25/2005                                                1.86%
--------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio                      4/20/2005                                               -2.69%
--------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio                   4/20/2005                                                2.15%
--------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                       4/20/2005                                                7.20%
--------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio                    5/1/2006
--------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio                    5/1/2006
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA                   5/1/2006
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                      5/1/2006
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund Small Cap//VA                 5/1/2006
--------------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                            12/31/1982      -3.99%       -9.67%        1.13%         10.01%
--------------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                              3/2/1998      -3.54%       -8.44%                       3.56%
--------------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Theme Series                            1/29/1996      -6.49%       -9.29%                       4.57%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                      5/1/1990      10.68%        1.82%        7.09%          6.49%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                                12/20/1999       1.08%       -7.97%                      -7.77%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                     8/12/2002       7.79%                                   16.79%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series          7/14/1997      -4.02%       -2.96%                       2.81%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series        5/1/1995       7.25%       18.65%       14.69%         15.37%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth & Income Series                    3/2/1998      -2.92%       -1.33%                       2.83%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series                  8/15/2000       1.57%       -4.01%                      -6.60%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series              9/17/1984      -5.90%        1.13%        6.29%          9.02%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                       10/8/1982      -5.12%       -0.44%        2.14%          3.90%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series         12/31/1982      -5.90%        5.61%        5.51%          7.76%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series        6/2/2003      -6.32%                                    0.30%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                     8/12/2002      -8.42%                                    2.62%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series              8/12/2002       1.33%                                   13.55%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series         8/12/2002       0.88%                                   11.39%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                           12/20/1999      -6.61%       -0.94%                      -1.13%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series               8/15/2000      -6.43%       -9.26%                     -16.14%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series             3/2/1998      -0.03%       13.45%                       7.16%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series         11/20/2000      -0.30%       12.88%                      14.06%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                         3/2/1998      -2.30%       -3.41%                       5.75%
--------------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn Portfolio                    5/1/2006
--------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                            5/1/2006
--------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                           5/1/2006
--------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                             6/2/2003      -12.43%                                  -7.43%
--------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                             6/2/2003       -3.75%                                  12.50%
--------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                  6/2/2003        5.88%                                  12.59%
--------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio                 5/1/2006
--------------------------------------------------------------------------------------------------------------------------

          STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED
                                DECEMBER 31, 2005
              FOR CONTRACTS WITH DEATH BENEFIT OPTION 2 (CONTINUED)

--------------------------------------------------------------------------------------------------------------------------
                                                          INCEPTION                                               SINCE
                SUBACCOUNT                                  DATE*        1 YEAR      5 YEARS      10 YEARS      INCEPTION
--------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                2/1/1999       8.56%       2.65%                       11.11%
--------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                             5/1/1995      13.60%       7.70%        13.25%         15.46%
--------------------------------------------------------------------------------------------------------------------------
Wanger Select                                              2/1/1999       2.70%       9.55%                       12.82%
--------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                              5/1/1995       3.45%       9.71%        13.78%         14.40%
--------------------------------------------------------------------------------------------------------------------------

*The date that the subaccount was added to the Separate Account.

The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than one year are annualized. Returns are net of the total annual fund expenses, daily administrative fees, annual contract fee, mortality and expense risk charges, and deferred surrender charges of 7% and 4% deducted from redemptions after one and five years, respectively. Surrender charges are based on the age of the deposit. Subaccounts are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost.

 NON-STANDARDIZED ANNUAL TOTAL RETURN FOR CONTRACTS WITH DEATH BENEFIT OPTION 1

-------------------------------------------------------------------------------------------------------------
                      SUBACCOUNT                       1996      1997      1998     1999     2000      2001
-------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                    16.52%    12.49%    18.23%   43.32%   -11.71%   -23.97%
-------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund I Shares                    18.86%    24.59%    26.54%   33.05%   -15.32%   -23.53%
-------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund
-------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio             11.03%    18.61%    56.42%   76.47%   -25.52%   -16.69%
-------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                                                  27.56%   19.31%   -10.05%   -12.99%
-------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II       3.26%     7.60%     6.69%   -1.48%     9.99%     6.07%
-------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                    13.28%    12.81%     1.78%    1.40%    -9.84%     0.46%
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio                                      28.77%   23.04%    -7.55%   -13.15%
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                               23.39%    3.25%   -17.93%   -15.22%
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                             38.13%   36.06%   -11.86%   -18.47%
-------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                                                              18.36%    -0.15%
-------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                   16.39%    -1.08%   12.56%    12.24%     6.08%
-------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund                   -30.02%   -21.76%   51.93%   -32.66%    -8.84%
-------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                     22.65%    12.64%     8.07%   22.15%    -3.24%   -16.70%
-------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                17.52%    14.26%     5.15%   21.46%    -0.85%   -10.76%
-------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                      19.89%    12.20%     7.73%   19.75%     0.57%    -2.20%
-------------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio                                     -4.08%    4.19%    19.97%    17.56%
-------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio
-------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio               18.31%    23.54%    11.87%   15.69%    14.74%    -7.56%
-------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                                                          51.08%     7.08%
-------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio
-------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio
-------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA
-------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                                                                 -12.97%
-------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA
-------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                         11.58%    20.01%    28.86%   28.53%   -18.52%   -35.22%
-------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                                                      44.35%    12.73%   -25.79%
-------------------------------------------------------------------------------------------------------------
Phoenix Strategic Theme Series                                  16.14%    43.41%   53.62%   -12.27%   -28.01%
-------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                 17.60%    11.05%    26.80%   28.36%   -16.57%   -24.73%
-------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                                                                   -11.97%   -24.54%
-------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series
-------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series                          30.51%   17.77%   -12.27%   -12.69%
-------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series   31.93%    20.98%   -21.92%    3.84%    29.63%     5.74%
-------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth & Income Series                                            15.97%    -7.45%    -9.00%
-------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series                                                              -27.39%
-------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series           8.08%    19.67%    19.72%   10.27%    -0.31%     0.95%
-------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                    4.09%     4.25%     4.16%    3.89%     5.09%     2.88%
-------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series      11.41%    10.10%    -5.01%    4.51%     5.53%     5.13%
-------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series
-------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series
-------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series
-------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series
-------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                                                               -6.41%    -6.83%
-------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series                                                           -33.63%
-------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                                    -11.09%    15.86%    21.88%
-------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                                                       14.71%
-------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                                                 23.22%    31.01%   -18.70%
-------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn Strategy Portfolio**
-------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio**
-------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio**
-------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund
-------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                            28.90%   22.16%   -21.02%   -24.27%
-------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund
-------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio
-------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------
                      SUBACCOUNT                       2002      2003      2004     2005
-----------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                    -25.04%   28.36%     5.67%    7.86%
-----------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund I Shares                    -16.34%   23.31%     7.99%    4.37%
-----------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                     -11.90%   26.18%    12.80%    6.65%
-----------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio             -34.51%   33.51%     7.21%   13.42%
-----------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                              -23.02%   27.00%     9.60%    3.74%
-----------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II        8.07%    1.44%     2.68%    1.11%
-----------------------------------------------------------------------------------------
Federated High Income Bond Fund II                      0.48%   21.12%     9.47%    1.74%
-----------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio                  -10.24%   27.20%    14.30%   15.80%
-----------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio           -22.62%   28.49%     6.10%    7.89%
-----------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                         -30.83%   31.59%     2.33%    4.73%
-----------------------------------------------------------------------------------------
Franklin Income Securities Fund                        -1.50%   30.54%    12.83%    0.70%
-----------------------------------------------------------------------------------------
Mutual Shares Securities Fund                         -12.61%   24.02%    11.62%    9.56%
-----------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund           -1.05%   51.62%    23.59%   26.28%
-----------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                     -19.30%   31.02%    17.46%    9.18%
-----------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                 -5.25%   30.77%    14.68%    2.63%
-----------------------------------------------------------------------------------------
Templeton Growth Securities Fund                      -19.22%   30.95%    14.98%    7.89%
-----------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio                 -18.41%   35.99%    13.86%    3.06%
-----------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio                    6.96%   16.95%     6.92%    0.40%
-----------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio               -18.77%   29.84%    11.64%    2.32%
-----------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                   -10.59%   23.64%    22.93%    7.25%
-----------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio                         23.94%    10.87%    1.98%
-----------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio                         30.21%    14.51%    7.18%
-----------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA              -27.74%   29.52%     5.66%    3.93%
-----------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                 -23.06%   41.58%    17.81%   13.04%
-----------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA             -16.68%   42.95%    18.11%    8.73%
-----------------------------------------------------------------------------------------
Phoenix Capital Growth Series                         -25.49%   25.35%     4.03%    2.78%
-----------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                         -33.11%   27.68%     5.76%    3.24%
-----------------------------------------------------------------------------------------
Phoenix Strategic Theme Series                        -35.57%   36.03%     4.49%    0.27%
-----------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                 -15.57%   30.68%    19.70%   17.51%
-----------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                             -29.48%   19.74%     3.27%    7.87%
-----------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                           52.00%     1.20%   14.61%
-----------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series      -24.37%   25.09%     8.85%    2.76%
-----------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series    11.07%   37.02%    33.48%   14.06%
-----------------------------------------------------------------------------------------
Phoenix-Engemann Growth & Income Series               -23.21%   26.32%     9.48%    3.86%
-----------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series              -29.45%   45.11%     8.71%    8.36%
-----------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series          -12.37%   18.79%     6.49%    0.88%
-----------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                     0.51%   -0.22%    -0.11%    1.66%
-----------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series        9.01%   13.54%     5.88%    0.87%
-----------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series                        4.39%    0.45%
-----------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                           18.02%     4.31%   -1.80%
-----------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                    19.20%    24.55%    8.12%
-----------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series               28.65%    14.81%    7.68%
-----------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                        -16.26%   26.26%     3.73%    0.14%
-----------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series           -38.14%   47.51%     9.05%    0.34%
-----------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series         -9.37%   39.71%    19.32%    6.76%
-----------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series       -9.36%   42.57%    21.57%    6.50%
-----------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                    -22.64%   22.76%    11.90%    4.48%
-----------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn Strategy Portfolio**
-----------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio**
-----------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio**
-----------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                                           -11.47%   -6.09%
-----------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                        -36.30%   37.94%    13.59%    3.03%
-----------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                       28.73%     9.72%   12.69%
-----------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio                                10.52%    6.42%
-----------------------------------------------------------------------------------------

 NON-STANDARDIZED ANNUAL TOTAL RETURN FOR CONTRACTS WITH DEATH BENEFIT OPTION 1
                                   (CONTINUED)

-------------------------------------------------------------------------------------------------------------
                      SUBACCOUNT                       1996      1997      1998     1999     2000      2001
-------------------------------------------------------------------------------------------------------------
Wanger International Select                                                                  -2.46%   -27.29%
-------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                       30.85%     -2.35%    15.30%   124.49%  -28.50%   -21.99%
-------------------------------------------------------------------------------------------------------------
Wanger Select                                                                                 8.48%     8.18%
-------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                        45.32%     28.28%     7.72%    23.96%   -8.99%    10.38%
-------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------
                      SUBACCOUNT                       2002      2003      2004     2005
-----------------------------------------------------------------------------------------
Wanger International Select                          -16.06%    39.97%    23.22%   15.38%
-----------------------------------------------------------------------------------------
Wanger International Small Cap                       -14.61%    47.53%    29.10%   20.44%
-----------------------------------------------------------------------------------------
Wanger Select                                         -8.45%    29.55%    18.23%    9.50%
-----------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                        -17.56%    41.93%    17.27%   10.26%
-----------------------------------------------------------------------------------------

**PIMCO VIT Funds began operations February 28, 2006.

        Annual Total Returns are net of total annual fund expenses, daily administrative fees, and mortality and expense risk charges.


  THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE

 NON-STANDARDIZED ANNUAL TOTAL RETURN FOR CONTRACTS WITH DEATH BENEFIT OPTION 2

-------------------------------------------------------------------------------------------------------------
                      SUBACCOUNT                       1996      1997      1998     1999     2000      2001
-------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                    16.11%    12.10%    17.82%   42.82%   -12.01%   -24.24%
-------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund I Shares                    18.44%    24.16%    26.10%   32.58%   -15.62%   -23.80%
-------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund
-------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio             10.63%    18.19%    55.87%   75.85%   -25.78%   -16.94%
-------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                                                  27.12%   18.89%   -10.36%   -13.30%
-------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II       2.90%     7.23%     6.32%   -1.83%     9.61%     5.69%
-------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                    12.88%    12.42%     1.42%    1.05%    10.15%     0.10%
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio                                      28.32%   22.61%    -7.87%   -13.44%
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                               22.96%    2.89%   -18.21%   -15.51%
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                             37.65%   35.58%   -12.17%   -18.74%
-------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                                                              17.95%    -0.50%
-------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                   15.98%    -1.43%   12.17%    11.85%     5.70%
-------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund                   -30.26%   -22.03%   51.41%   -32.89%    -9.24%
-------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                     22.21%    12.25%     7.69%   21.72%    -3.58%   -17.05%
-------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                17.11%    13.86%     4.78%   21.03%    -1.19%   -11.08%
-------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                      19.47%    11.81%     7.35%   19.34%     0.22%    -2.48%
-------------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio                                     -4.42%    3.82%    19.55%    17.15%
-------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio
-------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio               17.90%    23.11%    11.48%   15.29%    14.34%    -7.88%
-------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                                                          50.55%     6.70%
-------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio
-------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio
-------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA
-------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                                                                 -13.27%
-------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA
-------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                         11.18%    19.59%    28.41%   28.08%   -18.81%   -35.40%
-------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                                                      43.84%    12.34%   -26.05%
-------------------------------------------------------------------------------------------------------------
Phoenix Strategic Theme Series                                  15.73%    42.91%   53.09%   -12.57%   -28.27%
-------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                 17.18%    10.66%    26.35%   27.91%   -16.86%   -25.00%
-------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                                                                   -12.28%   -24.80%
-------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series
-------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series                          30.05%   17.36%   -12.57%   -13.00%
-------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series   31.46%    20.55%   -22.19%    3.48%    29.18%     5.28%
-------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth & Income Series                                            15.56%    -7.77%    -9.32%
-------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series                                                              -27.62%
-------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series           7.70%    19.25%    19.30%    9.88%    -0.66%     0.59%
-------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                    3.72%     3.88%     3.80%    3.53%     4.73%     2.52%
-------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series      11.02%     9.71%    -5.34%    4.15%     5.16%     4.76%
-------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series
-------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series
-------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series
-------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series
-------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                                                               -6.73%    -7.16%
-------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series                                                           -33.89%
-------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                                    -11.40%    15.46%    21.48%
-------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                                                       14.31%
-------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                                                 22.79%    30.55%   -18.97%
-------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn Strategy Portfolio**
-------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio**
-------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio**
-------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund
-------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                            28.45%   21.73%   -21.29%   -24.54%
-------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund
-------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio
-------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------
                      SUBACCOUNT                       2002      2003      2004     2005
-----------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                    -25.30%   27.90%    5.29%     7.48%
-----------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund I Shares                    -16.63%   22.88%    7.61%     4.01%
-----------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                     -12.21%   25.74%   12.40%     6.28%
-----------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio             -34.74%   33.04%    6.83%    13.02%
-----------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                              -23.29%   26.56%    9.21%     3.37%
-----------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II        7.68%    1.09%    2.31%     0.76%
-----------------------------------------------------------------------------------------
Federated High Income Bond Fund II                      0.12%   20.69%    9.08%     1.38%
-----------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio                  -10.56%   26.75%   13.90%    15.39%
-----------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio           -22.89%   28.04%    5.72%     7.50%
-----------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                         -31.07%   31.12%    1.97%     4.36%
-----------------------------------------------------------------------------------------
Franklin Income Securities Fund                        -1.84%   30.08%   12.44%     0.35%
-----------------------------------------------------------------------------------------
Mutual Shares Securities Fund                         -12.91%   23.58%   11.22%     9.18%
-----------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund           -1.39%   51.08%   23.15%    25.84%
-----------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                     -19.58%   30.56%   17.05%     8.80%
-----------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                 -5.58%   30.31%   14.27%     2.26%
-----------------------------------------------------------------------------------------
Templeton Growth Securities Fund                      -19.51%   30.49%   14.58%     7.51%
-----------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio                 -18.70%   35.52%   13.46%     2.70%
-----------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio                    6.58%   16.54%    6.54%     0.05%
-----------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio               -19.05%   29.39%   11.25%     1.96%
-----------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                   -10.91%   23.21%   22.50%     6.88%
-----------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio                         23.51%   10.48%     1.62%
-----------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio                         29.76%   14.11%     6.81%
-----------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA              -27.99%   29.07%    5.29%     3.56%
-----------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                 -23.33%   41.09%   17.40%    12.65%
-----------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA             -16.97%   42.45%   17.70%     8.36%
-----------------------------------------------------------------------------------------
Phoenix Capital Growth Series                         -25.75%   24.91%    3.66%     2.42%
-----------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                         -33.35%   27.22%    5.39%     2.88%
-----------------------------------------------------------------------------------------
Phoenix Strategic Theme Series                        -35.79%   35.55%    4.12%    -0.08%
-----------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                 -15.87%   30.22%   19.27%    17.09%
-----------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                             -29.73%   19.31%    2.91%     7.50%
-----------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                           51.47%    0.85%    14.20%
-----------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series      -24.64%   24.65%    8.46%     2.40%
-----------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series    10.68%   36.54%   33.01%    13.66%
-----------------------------------------------------------------------------------------
Phoenix-Engemann Growth & Income Series               -23.48%   25.87%    9.10%     3.50%
-----------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series              -29.70%   44.59%    8.32%     7.98%
-----------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series          -12.68%   18.37%    6.12%     0.52%
-----------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                     0.15%   -0.57%   -0.47%     1.30%
-----------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series        8.62%   13.14%    5.50%     0.52%
-----------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series                       4.02%     0.10%
-----------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                           17.61%    3.94%    -2.15%
-----------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                    18.78%   24.11%     7.74%
-----------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series               28.19%   14.41%     7.30%
-----------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                        -16.56%   25.81%    3.36%    -0.21%
-----------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series           -38.36%   46.99%    8.66%    -0.02%
-----------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series         -9.69%   39.21%   18.90%     6.39%
-----------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series       -9.68%   42.07%   21.14%     6.12%
-----------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                    -22.91%   22.33%   11.50%     4.12%
-----------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn Strategy Portfolio**
-----------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio**
-----------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio**
-----------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                                          -11.78%    -6.42%
-----------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                        -36.52%   37.46%   13.19%     2.67%
-----------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                       28.28%    9.33%    12.30%
-----------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio                               10.13%     6.05%
-----------------------------------------------------------------------------------------

 NON-STANDARDIZED ANNUAL TOTAL RETURN FOR CONTRACTS WITH DEATH BENEFIT OPTION 2
                                   (CONTINUED)

-------------------------------------------------------------------------------------------------------------
                      SUBACCOUNT                       1996      1997      1998     1999     2000      2001
-------------------------------------------------------------------------------------------------------------
Wanger International Select                                                                   -2.80%  -27.55%
-------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                        30.39%    -2.69%    14.89%   123.71%   -28.75%  -22.16%
-------------------------------------------------------------------------------------------------------------
Wanger Select                                                                                  8.10%    7.72%
-------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                         44.81%    27.83%     7.34%   23.53%     -9.31%   10.10%
-------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------
                      SUBACCOUNT                       2002      2003      2004     2005
-----------------------------------------------------------------------------------------
Wanger International Select                          -16.35%    39.47%    22.78%   14.98%
-----------------------------------------------------------------------------------------
Wanger International Small Cap                       -14.91%    47.01%    28.64%   20.01%
-----------------------------------------------------------------------------------------
Wanger Select                                         -8.77%    29.09%    17.81%    9.11%
-----------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                        -17.85%    41.43%    16.85%    9.87%
-----------------------------------------------------------------------------------------

**PIMCO VIT Funds began operations February 28, 2006.

        Annual Total Returns are net of total annual fund expenses, daily administrative fees, and mortality and expense risk charges.


  THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE

CALCULATION OF YIELD AND RETURN
--------------------------------------------------------------------------------

    Yield of the Phoenix-Goodwin Money Market Subaccount. We calculate the yield of the Phoenix-Goodwin Money Market Subaccount for a 7-day "base period" by determining the "net change in value" of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week's return). To find the equivalent annual return, we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the subaccount. We carry results to the nearest hundredth of one percent.

    The net change in value of the hypothetical account includes the daily net investment income of the account (after expenses), but does not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.

    The yield/return calculations include a mortality and expense risk charge equal to either 0.775% (Death Benefit Option 1) or 1.125% (Death Benefit Option
2) on an annual basis, and a daily administrative fee equal to 0.125% on an annual basis.

    The Phoenix-Goodwin Money Market Subaccount return and effective yield will vary in response to fluctuations in interest rates and in the expenses of the subaccount.

    We do not include the maximum annual administrative fee in calculating the current return and effective yield. Should such a fee apply to your account, current return and/or effective yield for your account could be reduced.

EXAMPLE CALCULATION


    The following are examples of how these return/yield calculations for the Phoenix-Goodwin Money Market Subaccount were based on the 7-day period ending December 31, 2005:

EXAMPLE FOR DEATH BENEFIT OPTION 1:

Value of hypothetical pre-existing account with exactly one Unit
  at the beginning of the period:...............................       $1.000000
Value of the same account (excluding capital changes) at the
  end of the 7-day period:......................................        1.000528
Calculation:
  Ending account value..........................................        1.000528
  Less beginning account value..................................        1.000000
  Net change in account value...................................        0.000528
Base period return:
  (net change/beginning account value)..........................        0.000528
Current yield = return x (365/7) =..............................           2.75%
Effective yield = [(1 + return) 365/7]-1 =......................           2.79%

EXAMPLE FOR DEATH BENEFIT OPTION 2:

Value of hypothetical pre-existing account with exactly one
  unit at the beginning of the period:..........................       $1.000000
Value of the same account (excluding capital changes) at
  the end of the 7-day period:..................................        1.000461
Calculation:
  Ending account value..........................................        1.000461
  Less beginning account value..................................        1.000000
  Net change in account value...................................        0.000461
Base period return:
  (net change/beginning account value)..........................        0.000461
Current yield = return x (365/7) =..............................           2.40%
Effective yield = [(1 + return) 365/7]-1 =......................           2.43%


    Yields and total returns may be higher or lower than in the past and there is no assurance that any historical results will continue.

    Calculation of Total Return. Total return measures the change in value of a subaccount investment over a stated period. We compute total returns by finding the average annual compounded rates of return over the one-, five- and ten-year periods that would equate the initial amount invested to the ending redeemable value according to a formula. The formula for total return includes the following steps:

(1) We assume a hypothetical $1,000 initial investment in the subaccount;

(2) We determine the value the hypothetical initial investment would have were it redeemed at the end of each period. All recurring fees and any applicable contingent deferred sales charge are deducted. This figure is the ending redeemable value (ERV in the formula given below);

(3) We divide this value by the initial $1,000 investment, resulting in a ratio of the ending redeemable value to the initial value for that period;

(4) To get the average annual total return we take the n(th) root of the ratio from step (3), where n equals the number of years in that period (e.g., 1, 5, 10), and subtract one.

The formula in mathematical terms is:

R = ((ERV / II) (1/n)) - 1

Where:
   II    =    a hypothetical initial payment of $1,000

    R    =    average annual total return for the period

    n    =    number of years in the period

    ERV  =    ending redeemable value of the hypothetical $1,000 for the period
              [see (2) and (3) above]

    We normally calculate total return for one-, five- and ten-year periods for each subaccount. If a subaccount has not been available for at least 10 years, we will provide total returns for other relevant periods.

PERFORMANCE INFORMATION

    Advertisements, sales literature and other communications may contain information about a series' or advisor's current investment strategies and management style. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may wish to make known a series' specific portfolio holdings or holdings in specific industries. A fund may also separately illustrate the income and capital gain portions of a series' total return. Performance might also be advertised by breaking down returns into equity and debt components. A series may compare its equity or bond return figure to any of a number of well-known benchmarks of market performance, including, but not limited to:

      The Dow Jones Industrial Average(SM)(1)
      First Boston High Yield Index
      Salomon Brothers Corporate Index
      Salomon Brothers Government Bond Index
      The Standard & Poor's 500 Index (S&P 500)(2)

    Each subaccount may include its yield and total return in advertisements or communications with current or prospective contract owners. Each subaccount may also include in such advertisements, its ranking or comparison to similar mutual funds by organizations such as:

      Lipper Analytical Services
      Morningstar, Inc.
      Thomson Financial

    A fund may also compare a series' performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in publications such as:

      Barron's
      Business Week
      Changing Times
      Consumer Reports
      Financial Planning
      Financial Services Weekly
      Financial World
      Forbes
      Fortune
      Investor's Business Daily
      Money
      Personal Investor
      Registered Representative
      The New York Times
      The Wall Street Journal
      U.S. News and World Report

    A fund may also illustrate the benefits of tax deferral by comparing taxable investments with investments through tax-deferred retirement plans.

    The total return and yield may be used to compare the performance of the subaccounts with certain commonly used standards for stock and bond market performance. Such indices include, but are not limited to:

      The Dow Jones Industrial Average(SM)(1)
      First Boston High Yield Index
      Salomon Brothers Corporate Index
      Salomon Brothers Government Bond Index
      The S&P 500(2)

CALCULATION OF ANNUITY PAYMENTS
--------------------------------------------------------------------------------

    See your prospectus in the section titled "The Annuity Period" for a description of the annuity payment options and restrictions.

    You may elect a payment option by written request as described in your prospectus. If you do not elect an annuity payment option, amounts held under the contract will be applied to provide a Variable Payment Life Expectancy Annuity (Option L) on the maturity date. You may not change your election after the first annuity payment.

FIXED ANNUITY PAYMENTS

    Fixed annuity payments are determined by the total dollar value for all subaccounts' accumulation units and all amounts held in the GIA. For each contract the resulting dollar value is then multiplied by the applicable annuity purchase rate, which reflects the age (and sex for nontax-qualified plans) of the annuitant or annuitants, for the fixed payment annuity payment option selected.

    The guaranteed annuity payment rates will be no less favorable than the following: under Options A, B, D, E and F rates are based on the a-49 Annuity Table(4) projected to 1985 with Projection Scale B. We use an interest rate of 3-3/8% for 5- and 10-year periods certain under Option A, for the 10-year period certain under Option F, and for Option E; an interest rate of 3-1/4% for the 20-year period certain under Options A and F; an interest rate of 3-1/2% under Options B and D. Under Options G and H, the guaranteed interest rate is 3%.

    It is possible that we may have more favorable (i.e., higherpaying) rates in effect on the settlement date.

VARIABLE ANNUITY PAYMENTS

    Under all variable annuity payment options except Option L, the first payment is based on an assumed annual interest rate of 4-1/2%. All subsequent payments may be higher or lower depending on investment experience of the subaccounts.

    Under Options I, J, K, M and N, we determine the first payment by multiplying the amounts held under the selected annuity payment option in each subaccount by the applicable payment option rate, which reflects the age (and sex for nontaxqualified plans) of the annuitant or annuitants. The first payment equals the total of such amounts determined for each subaccount. We determine future payments under these options by multiplying the contract value in each subaccount (Number of Annuity Units times the Annuity Unit Value) by the applicable payment option's rate on the payment calculation date. The payment will equal the sum of the amounts provided by each subaccount investment.

    Under Option L, we determine the amount of the annual distribution by dividing the amount of contract value held under this option on December 31 of the previous year by the life expectancy of the annuitant or the joint life expectancy of the annuitant and joint annuitant at that time.

    Under Options I, J, M and N, the applicable annuity payment options rate used to determine the first payment amount will not be less than the rate based on the 1983 Table A (1983 IAM)(4) projected with Projection Scale G to the year 2040, and with continued projection thereafter, and on the assumed interest rate. Under Option K, the rate will be based on the number of payments to be made during the specified period and the assumed interest rate.

    We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the subaccounts. See your prospectus in the section titled "Deductions and Charges." Electing Option K will result in a mortality risk deduction being made even though we assume no mortality risk under that option.

EXPERTS
-------------------------------------------------------------------------------


    The financial statements of Phoenix Life Variable Accumulation Account as of December 31, 2005, and the results of its operations and the changes in its net assets for each of the periods indicated and the consolidated financial statements of Phoenix Life Insurance Company as of December 31, 2005 and 2004, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2005, included in this prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

    Kathleen A. McGah, Vice President and Counsel and Brian A. Giantonio, Vice President and Counsel, The Phoenix Companies, Inc., have provided advice on certain matters relating to the federal securities, state regulations and income tax laws in connection with the contracts described in this prospectus.

__________________
(1) The Dow Jones Industrial Average(SM) (DJIA(SM)) is an unweighted(3) index of 30 industrial "blue chip" U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA(SM) are both widely-held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for such factors as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA(SM).

(2) The S&P 500 is a market-value weighted(3) index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. Stock Market performance. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.

(3) Weighted and unweighted indexes: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to "weight" the influence of a stock's price on the index. Simply put, larger companies' stock prices influence the index more than smaller companies' stock prices. An unweighted index (such as the Dow Jones Industrial Average(SM)) uses stock price alone to determine the index value. A company's relative size has no bearing on its impact on the index.

(4) The Society of Actuaries developed these tables to provide payment rates for annuities based on a set of mortality tables acceptable to most regulating authorities.

A N N U A L  R E P O R T




                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT




                                                               DECEMBER 31, 2005










                                [LOGO]PHOENIX(R)

                   OL4261(C) 2006 The Phoenix Companies, Inc.

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005


                                                   AIM V.I. CAPITAL    AIM V.I. MID CAP                        ALGER AMERICAN
                                                    APPRECIATION -     CORE EQUITY-CLASS   AIM V.I. PREMIER  LEVERAGED ALLCAP -
                                                       CLASS I                I            EQUITY - CLASS 1        CLASS O
                                                      SUBACCOUNT          SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Assets:
      Investments at fair value                     $     2,824,411     $     6,626,121    $     1,642,420    $     3,790,156
          Shares                                   {        114,441}   {        486,857}  {         73,585}  {        108,975}
          Cost                                     {$     2,313,581}   {$     6,539,637}  {$     1,638,724}  {$     2,891,653}
                                                   -----------------   -----------------  -----------------  -----------------
      Total Assets                                  $     2,824,411     $     6,626,121    $     1,642,420    $     3,790,156

Liabilities:
      Payable to Phoenix Life Insurance Company     $           102     $           231    $            57    $           130
                                                   -----------------   -----------------  -----------------  -----------------
                                                    $     2,824,309     $     6,625,890    $     1,642,363    $     3,790,026
                                                   =================   =================   ================  =================
Net Assets:
     Accumulation Units                             $     2,821,998     $     2,372,738    $     1,642,363    $     3,741,504
     Contracts in payout (annuitization period)     $         2,311     $           -      $           -      $        48,522
     Retained in PHLVIC Universal Life Separate
        Account by Phoenix Life Insurance Company   $           -       $     4,253,152    $           -      $           -

            Total Net Assets                        $     2,824,309     $     6,625,890    $     1,642,363    $     3,790,026
                                                   =================   =================   ================  =================

                                                   =================   =================   ================  =================
            Units Outstanding                             2,806,807           6,134,826          1,800,050          5,216,954
                                                   =================   =================   ================  =================

            Unit Value
              Asset Manager Option 1                $           -       $           -      $           -      $           -
              Asset Manager Option 2                $           -       $           -      $           -      $           -
              Big Edge                              $          1.01     $          1.08    $          0.83    $          0.65
              Freedom Edge(R)                       $           -       $          1.08    $           -      $          1.30
              Group Strategic Edge(R)               $          0.94     $          1.08    $          0.90    $          0.68
              Phoenix Dimensions(SM) Option 1       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 2       $          1.10     $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 3       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 4       $           -       $           -      $           -      $           -
              Phoenix Income Choice(R)              $           -       $           -      $           -      $           -
              Phoenix Investor's Edge(R) Option 1   $          1.10     $          1.08    $          0.95    $          1.08
              Phoenix Investor's Edge(R) Option 2   $          1.09     $          1.07    $          0.95    $          1.07
              Phoenix Investor's Edge(R) Option 3   $           -       $           -      $           -      $           -
              Phoenix Investor's Edge(R) Option 4   $           -       $           -      $           -      $           -
              Phoenix Spectrum Edge(R) Option 1     $          1.13     $          1.08    $          0.99    $          1.13
              Phoenix Spectrum Edge(R) Option 2     $          1.12     $          1.08    $          0.99    $          1.13
              Phoenix Spectrum Edge(R) Option 3     $          1.11     $           -      $           -      $           -
              Phoenix Spectrum Edge(R) Option 4     $           -       $           -      $           -      $           -
              Retirement Planner's Edge             $          0.99     $          1.08    $          0.86    $           -
              Templeton Investment Plus             $           -       $           -      $           -      $           -
              The Big Edge Choice(R)--NY            $          0.99     $          1.08    $          0.87    $          0.68
              The Big Edge Plus(R)                  $          0.94     $          1.08    $          0.90    $          0.68
              The Phoenix Edge(R)--VA NY Option 1   $          1.02     $          1.08    $          0.88    $          0.87
              The Phoenix Edge(R)--VA NY Option 2   $          0.95     $          1.08    $          0.87    $          0.96





                       See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005
                                   (CONTINUED)



                                                    FEDERATED FUND      FEDERATED HIGH                         FIDELITY VIP
                                                       FOR U.S.        INCOME BOND FUND     FIDELITY VIP         GROWTH
                                                      GOVERNMENT        II - PRIMARY      CONTRAFUND(R) -    OPPORTUNITIES -
                                                    SECURITIES II           SHARES         SERVICE CLASS      SERVICE CLASS
                                                      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Assets:
      Investments at fair value                     $    19,120,758     $     5,707,677    $    25,308,151    $     1,880,838
          Shares                                   {      1,683,165}   {        737,426}  {        818,240}  {        108,531}
          Cost                                     {$    19,052,978}   {$     5,802,086}  {$    19,087,168}  {$     1,601,401}

                                                   -----------------   -----------------  -----------------  -----------------
      Total Assets                                  $    19,120,758     $     5,707,677    $    25,308,151    $     1,880,838

Liabilities:
      Payable to Phoenix Life Insurance Company     $           680     $           203    $           891    $            67
                                                   -----------------   -----------------  -----------------  -----------------
                                                    $    19,120,078     $     5,707,474    $    25,307,260    $     1,880,771
                                                   =================   =================  =================  =================
Net Assets:
     Accumulation Units                             $    17,859,129     $     5,554,150    $    25,174,131    $     1,874,067
     Contracts in payout (annuitization period)     $     1,260,949     $       153,324    $       133,129    $         6,704
     Retained in PHLVIC Universal Life Separate
       Account by Phoenix Life Insurance Company    $           -       $           -      $           -      $           -

            Total Net Assets                        $    19,120,078         $ 5,707,474    $    25,307,260    $     1,880,771
                                                   =================   =================  =================  =================

                                                   =================   =================  =================  =================
            Units Outstanding                            15,805,651           4,605,373         20,608,776          2,134,344
                                                   =================   =================  =================  =================

            Unit Value
              Asset Manager Option 1                $          1.09     $           -      $           -      $           -
              Asset Manager Option 2                $           -       $           -      $           -      $           -
              Big Edge                              $          1.32     $          1.27    $          1.22    $          0.82
              Freedom Edge(R)                       $           -       $           -      $          1.47    $           -
              Group Strategic Edge(R)               $          1.29     $          1.21    $          1.19    $          0.79
              Phoenix Dimensions(SM) Option 1       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 2       $          1.00     $           -      $           -      $          1.08
              Phoenix Dimensions(SM) Option 3       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 4       $           -       $           -      $           -      $           -
              Phoenix Income Choice(R)              $          1.16     $           -      $           -      $           -
              Phoenix Investor's Edge(R) Option 1   $          1.09     $          1.30    $          1.48    $          1.14
              Phoenix Investor's Edge(R) Option 2   $          1.09     $          1.29    $          1.47    $          1.14
              Phoenix Investor's Edge(R) Option 3   $           -       $           -      $           -      $           -
              Phoenix Investor's Edge(R) Option 4   $           -       $           -      $           -      $           -
              Phoenix Spectrum Edge(R) Option 1     $          1.11     $          1.34    $          1.49    $          1.15
              Phoenix Spectrum Edge(R) Option 2     $          1.11     $          1.33    $          1.48    $          1.15
              Phoenix Spectrum Edge(R) Option 3     $          1.10     $           -      $           -      $           -
              Phoenix Spectrum Edge(R) Option 4     $           -       $           -      $           -      $           -
              Retirement Planner's Edge             $          1.16     $          1.31    $          1.43    $          1.05
              Templeton Investment Plus             $           -       $           -      $           -      $           -
              The Big Edge Choice(R)--NY            $          1.30     $          1.20    $          1.19    $          0.83
              The Big Edge Plus(R)                  $          1.29     $          1.21    $          1.19    $          0.79
              The Phoenix Edge(R)--VA NY Option 1   $          1.18     $          1.34    $          1.41    $          0.96
              The Phoenix Edge(R)--VA NY Option 2   $          1.16     $          1.30    $          1.40    $          1.03





                       See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005
                                   (CONTINUED)



                                                      FIDELITY VIP                        LORD ABBETT BOND-     LORD ABBETT
                                                        GROWTH -       LAZARD RETIREMENT  DEBENTURE - CLASS     GROWTH AND
                                                     SERVICE CLASS        SMALL CAP              VC          INCOME - CLASS VC
                                                      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Assets:
      Investments at fair value                     $     5,721,933     $     5,321,224    $     5,941,269    $     9,841,533
          Shares                                   {        170,499}   {        326,255}  {        517,083}  {        376,205}
          Cost                                     {$     4,859,305}   {$     5,101,134}  {$     6,027,872}  {$     9,874,221}

                                                   -----------------   -----------------  -----------------  -----------------
      Total Assets                                  $     5,721,933     $     5,321,224    $     5,941,269    $     9,841,533

Liabilities:
      Payable to Phoenix Life Insurance Company     $           202     $           185    $           210    $           355
                                                   -----------------   -----------------  -----------------  -----------------
                                                    $     5,721,731     $     5,321,039    $     5,941,059    $     9,841,178
                                                   =================   =================  =================  =================
Net Assets:
     Accumulation Units                             $     5,587,112     $       658,895    $     3,284,908    $     9,810,865
     Contracts in payout (annuitization period)     $       134,619     $         4,602    $         6,094    $        30,313
     Retained in PHLVIC Universal Life Separate
       Account by Phoenix Life Insurance Company    $           -       $     4,657,542    $     2,650,057    $           -

            Total Net Assets                        $     5,721,731     $     5,321,039    $     5,941,059    $     9,841,178
                                                   =================   =================  =================  =================

                                                   =================   =================  =================  =================
            Units Outstanding                             7,833,436           4,868,453          5,816,836          9,386,809
                                                   =================   =================  =================  =================

            Unit Value
              Asset Manager Option 1                $           -       $           -      $           -      $           -
              Asset Manager Option 2                $           -       $           -      $           -      $           -
              Big Edge                              $          0.67     $          1.09    $          1.02    $          1.05
              Freedom Edge(R)                       $           -       $           -      $           -      $          1.05
              Group Strategic Edge(R)               $          0.66     $          1.09    $          1.02    $          1.05
              Phoenix Dimensions(SM) Option 1       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 2       $           -       $           -      $           -      $          1.05
              Phoenix Dimensions(SM) Option 3       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 4       $           -       $           -      $           -      $           -
              Phoenix Income Choice(R)              $           -       $           -      $          1.02    $           -
              Phoenix Investor's Edge(R) Option 1   $          0.97     $          1.09    $          1.02    $          1.05
              Phoenix Investor's Edge(R) Option 2   $          0.96     $          1.09    $          1.02    $          1.04
              Phoenix Investor's Edge(R) Option 3   $           -       $          -       $           -      $           -
              Phoenix Investor's Edge(R) Option 4   $           -       $          -       $           -      $           -
              Phoenix Spectrum Edge(R) Option 1     $          1.00     $          1.09    $          1.02    $          1.05
              Phoenix Spectrum Edge(R) Option 2     $          0.99     $          1.09    $          1.02    $          1.05
              Phoenix Spectrum Edge(R) Option 3     $          0.98     $           -      $           -      $          1.05
              Phoenix Spectrum Edge(R) Option 4     $           -       $           -      $           -      $           -
              Retirement Planner's Edge             $          0.88     $           -      $          1.02    $          1.05
              Templeton Investment Plus             $           -       $           -      $           -      $           -
              The Big Edge Choice(R)--NY            $          0.66     $          1.09    $          1.02    $          1.05
              The Big Edge Plus(R)                  $          0.66     $          1.09    $          1.02    $          1.05
              The Phoenix Edge(R)--VA NY Option 1   $          0.87     $           -      $          1.02    $          1.05
              The Phoenix Edge(R)--VA NY Option 2   $          0.76     $          1.09    $          1.02    $          1.05




                       See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005
                                   (CONTINUED)



                                                    LORD ABBETT MID-     MUTUAL SHARES
                                                   CAP VALUE - CLASS     SECURITIES -      PHOENIX MID-CAP   PHOENIX STRATEGIC
                                                          VC                CLASS 2            GROWTH             THEME
                                                      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Assets:
      Investments at fair value                     $     6,265,371     $    10,855,800    $     7,747,681    $    13,844,873
          Shares                                   {        297,078}   {        597,457}  {        599,248}  {      1,325,264}
          Cost                                     {$     5,946,028}   {$     8,823,010}  {$     7,648,358}  {$    13,970,929}

                                                   -----------------   -----------------  -----------------  -----------------
      Total Assets                                  $     6,265,371     $    10,855,800    $     7,747,681    $    13,844,873

Liabilities:
      Payable to Phoenix Life Insurance Company     $           220     $           381    $           269    $           479
                                                   -----------------   -----------------  -----------------  -----------------
                                                    $     6,265,151     $    10,855,419    $     7,747,412    $    13,844,394
                                                   =================   =================  =================  =================
Net Assets:
     Accumulation Units                             $     4,653,447     $    10,687,075    $     7,647,770    $    13,802,056
     Contracts in payout (annuitization period)     $         6,846     $       168,344    $        99,642    $        42,338
     Retained in PHLVIC Universal Life Separate
       Account by Phoenix Life Insurance Company    $     1,604,858     $             -    $           -      $           -

           Total Net Assets                         $     6,265,151     $    10,855,419    $     7,747,412    $    13,844,394
                                                   =================   =================  =================  =================

                                                   =================   =================  =================  =================
           Units Outstanding                              5,790,131           6,885,828          6,358,331          9,844,893
                                                   =================   =================  =================  =================

           Unit Value
              Asset Manager Option 1                $           -       $           -      $           -      $           -
              Asset Manager Option 2                $           -       $           -      $           -      $           -
              Big Edge                              $          1.08     $          1.34    $          1.21    $          1.60
              Freedom Edge(R)                       $           -       $          1.35    $           -      $           -
              Group Strategic Edge(R)               $          1.08     $          1.68    $          1.32    $          1.57
              Phoenix Dimensions(SM) Option 1       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 2       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 3       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 4       $           -       $           -      $           -      $           -
              Phoenix Income Choice(R)              $           -       $           -      $           -      $           -
              Phoenix Investor's Edge(R) Option 1   $          1.08     $          1.30    $          0.91    $           -
              Phoenix Investor's Edge(R) Option 2   $          1.08     $          1.29    $          0.91    $           -
              Phoenix Investor's Edge(R) Option 3   $           -       $           -      $           -      $           -
              Phoenix Investor's Edge(R) Option 4   $           -       $           -      $           -      $           -
              Phoenix Spectrum Edge(R) Option 1     $          1.08     $          1.31    $          0.96    $          0.98
              Phoenix Spectrum Edge(R) Option 2     $          1.08     $          1.31    $          0.95    $          0.97
              Phoenix Spectrum Edge(R) Option 3     $           -       $           -      $           -      $           -
              Phoenix Spectrum Edge(R) Option 4     $           -       $           -      $           -      $           -
              Retirement Planner's Edge             $          1.08     $          1.35    $          0.75    $          0.74
              Templeton Investment Plus             $           -       $           -      $           -      $           -
              The Big Edge Choice(R)--NY            $          1.08     $          1.64    $          1.25    $          1.16
              The Big Edge Plus(R)                  $          1.08     $          1.68    $          1.32    $          1.57
              The Phoenix Edge(R)--VA NY Option 1   $          1.09     $          1.31    $          0.83    $          0.63
              The Phoenix Edge(R)--VA NY Option 2   $          1.08     $          1.30    $          0.72    $          0.66




                       See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005
                                   (CONTINUED)



                                                                                           PHOENIX-ALGER          PHOENIX
                                                   PHOENIX-ABERDEEN       PHOENIX-AIM        SMALL-CAP       ALLIANCE/BERNSTEIN
                                                     INTERNATIONAL          GROWTH             GROWTH         ENHANCED INDEX
                                                      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Assets:
      Investments at fair value                     $    51,694,295     $     7,765,465    $     3,898,220    $    16,669,960
          Shares                                   {      3,618,169}   {      1,112,633}  {        249,652}  {      1,473,033}
          Cost                                     {$    39,255,925}   {$    10,964,559}  {$     2,951,617}  {$    14,909,916}

                                                   -----------------   -----------------  -----------------  -----------------
      Total Assets                                  $    51,694,295     $     7,765,465    $     3,898,220    $    16,669,960

Liabilities:
      Payable to Phoenix Life Insurance Company     $         1,780     $           271    $           135    $           818
                                                   -----------------   -----------------  -----------------  -----------------
                                                    $    51,692,515     $     7,765,194    $     3,898,085    $    16,669,142
                                                   =================   =================  =================  =================
Net Assets:
     Accumulation Units                             $    51,457,860     $     7,604,397    $     1,200,541    $     7,992,712
     Contracts in payout (annuitization period)     $       234,655     $       160,797    $        71,500    $     8,676,430
     Retained in PHLVIC Universal Life Separate
       Account by Phoenix Life Insurance Company    $           -       $           -      $     2,626,044    $           -

           Total Net Assets                         $    51,692,515     $     7,765,194    $     3,898,085    $    16,669,142
                                                   =================   =================  =================  =================

                                                   =================   =================  =================  =================
           Units Outstanding                             21,107,744          11,564,089          2,227,537         15,857,079
                                                   =================   =================  =================  =================

           Unit Value
              Asset Manager Option 1                $           -       $           -      $           -      $           -
              Asset Manager Option 2                $           -       $           -      $           -      $           -
              Big Edge                              $          2.82     $          0.63    $          1.77    $          1.26
              Freedom Edge(R)                       $           -       $          1.16    $           -      $           -
              Group Strategic Edge(R)               $          2.71     $          0.65    $          1.75    $          1.27
              Phoenix Dimensions(SM) Option 1       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 2       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 3       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 4       $           -       $           -      $           -      $           -
              Phoenix Income Choice(R)              $           -       $           -      $           -      $           -
              Phoenix Income Choice(R) with GPAF    $           -       $           -      $           -      $          0.94
              Phoenix Investor's Edge(R) Option 1   $          1.58     $          0.94    $          1.73    $          1.05
              Phoenix Investor's Edge(R) Option 2   $          1.57     $          0.94    $          1.72    $          1.05
              Phoenix Investor's Edge(R) Option 3   $           -       $           -      $           -      $           -
              Phoenix Investor's Edge(R) Option 4   $           -       $           -      $           -      $           -
              Phoenix Spectrum Edge(R) Option 1     $          1.58     $          0.97    $          1.76    $          1.07
              Phoenix Spectrum Edge(R) Option 2     $          1.57     $          0.97    $          1.75    $          1.06
              Phoenix Spectrum Edge(R) Option 3     $           -       $          0.96    $           -      $           -
              Phoenix Spectrum Edge(R) Option 4     $           -       $           -      $           -      $           -
              Retirement Planner's Edge             $          1.39     $          0.81    $          1.74    $          0.98
              Templeton Investment Plus             $           -       $           -      $           -      $           -
              The Big Edge Choice(R)--NY            $          1.23     $          0.63    $          1.74    $          1.02
              The Big Edge Plus(R)                  $          2.71     $          0.65    $          1.75    $          1.27
              The Phoenix Edge(R)--VA NY Option 1   $          1.17     $          0.76    $           -      $          1.06
              The Phoenix Edge(R)--VA NY Option 2   $          1.24     $          0.86    $          1.75    $          0.87




                       See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005
                                   (CONTINUED)



                                                     PHOENIX-DUFF &
                                                  PHELPS REAL ESTATE   PHOENIX-ENGEMANN   PHOENIX-ENGEMANN   PHOENIX-ENGEMANN
                                                      SECURITIES        CAPITAL GROWTH    GROWTH AND INCOME  SMALL-CAP GROWTH
                                                      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Assets:
      Investments at fair value                     $    23,691,150     $   185,524,285    $    17,068,100    $     3,156,486
          Shares                                   {        834,636}   {     12,562,009}  {      1,363,388}  {        406,297}
          Cost                                     {$    12,117,964}   {$   185,784,799}  {$    14,629,832}  {$     3,450,326}

                                                   -----------------   -----------------  -----------------  -----------------
      Total Assets                                  $    23,691,150     $   185,524,285    $    17,068,100    $     3,156,486

Liabilities:
      Payable to Phoenix Life Insurance Company     $           821     $         6,324    $           607    $           111
                                                   -----------------   -----------------  -----------------  -----------------
                                                    $    23,690,329     $   185,517,961    $    17,067,493    $     3,156,375
                                                   =================   =================  =================  =================
Net Assets:
     Accumulation Units                             $    23,492,299     $   184,252,804    $    16,996,765    $     3,132,117
     Contracts in payout (annuitization period)     $       198,030     $     1,265,157    $        70,728    $        24,258
     Retained in PHLVIC Universal Life Separate
       Account by Phoenix Life Insurance Company    $           -       $           -      $           -      $           -

           Total Net Assets                         $    23,690,329     $   185,517,961    $    17,067,493    $     3,156,375
                                                   =================   =================  =================  =================

                                                   =================   =================  =================  =================
           Units Outstanding                              6,200,644          30,572,723         14,300,430          4,050,492
                                                   =================   =================  =================  =================

           Unit Value
              Asset Manager Option 1                $           -       $           -      $           -      $           -
              Asset Manager Option 2                $           -       $           -      $           -      $           -
              Big Edge                              $          4.70     $          9.58    $          1.28    $          0.66
              Freedom Edge(R)                       $           -       $           -      $          1.25    $           -
              Group Strategic Edge(R)               $          4.63     $          9.14    $          1.25    $          0.73
              Phoenix Dimensions(SM) Option 1       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 2       $          1.10     $           -      $          1.03    $           -
              Phoenix Dimensions(SM) Option 3       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 4       $           -       $           -      $           -      $           -
              Phoenix Income Choice(R)              $           -       $           -      $           -      $           -
              Phoenix Investor's Edge(R) Option 1   $          2.24     $          1.00    $          1.09    $          1.26
              Phoenix Investor's Edge(R) Option 2   $          2.23     $          0.99    $          1.09    $          1.25
              Phoenix Investor's Edge(R) Option 3   $           -       $           -      $           -      $           -
              Phoenix Investor's Edge(R) Option 4   $           -       $           -      $           -      $           -
              Phoenix Spectrum Edge(R) Option 1     $          2.24     $          1.05    $          1.11    $          1.33
              Phoenix Spectrum Edge(R) Option 2     $          2.22     $          1.04    $          1.10    $          1.32
              Phoenix Spectrum Edge(R) Option 3     $           -       $           -      $          1.10    $           -
              Phoenix Spectrum Edge(R) Option 4     $           -       $           -      $           -      $           -
              Retirement Planner's Edge             $          2.34     $           -      $          1.03    $          1.05
              Templeton Investment Plus             $           -       $           -      $           -      $           -
              The Big Edge Choice(R)--NY            $          2.71     $          0.74    $          1.17    $          0.65
              The Big Edge Plus(R)                  $          4.63     $          9.14    $          1.25    $          0.73
              The Phoenix Edge(R)--VA NY Option 1   $          2.55     $          0.63    $          0.97    $          0.83
              The Phoenix Edge(R)--VA NY Option 2   $          2.47     $          0.69    $          0.98    $          0.81




                       See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005
                                   (CONTINUED)



                                                    PHOENIX-ENGEMANN                                          PHOENIX-GOODWIN
                                                       STRATEGIC        PHOENIX-ENGEMANN   PHOENIX-GOODWIN      MULTI-SECTOR
                                                      ALLOCATION         VALUE EQUITY       MONEY MARKET        FIXED INCOME
                                                      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Assets:

      Investments at fair value                     $   183,945,136     $    14,270,290    $    27,443,468    $    46,693,221
          Shares                                   {     13,352,290}   {      1,038,952}  {      2,744,347}  {      5,109,700}
          Cost                                     {$   170,118,404}   {$    12,677,048}  {$    27,443,468}  {$    48,976,425}
      Dividends receivable                          $           -       $           -      $         2,768    $           -

                                                   -----------------   -----------------  -----------------  -----------------
      Total Assets                                  $   183,945,136     $    14,270,290    $    27,446,236    $    46,693,221

Liabilities:
      Payable to Phoenix Life Insurance Company     $         6,151     $           486    $         1,079    $         1,596
                                                   -----------------   -----------------  -----------------  -----------------
                                                    $   183,938,985     $    14,269,804    $    27,445,157    $    46,691,625
                                                   =================   =================  =================  =================
Net Assets:
     Accumulation Units                             $   182,542,185     $    13,881,357    $    26,928,121    $    45,875,190
     Contracts in payout (annuitization period)     $     1,396,800     $       388,447    $       517,036    $       816,435
     Retained in PHLVIC Universal Life Separate
       Account by Phoenix Life Insurance Company    $           -       $           -      $           -      $           -

           Total Net Assets                         $   183,938,985     $    14,269,804    $    27,445,157    $    46,691,625
                                                   =================   =================  =================  =================

                                                   =================   =================  =================  =================
           Units Outstanding                             33,852,044          10,385,194         16,027,280         12,812,298
                                                   =================   =================  =================  =================

           Unit Value
              Asset Manager Option 1                $           -       $           -      $            -     $           -
              Asset Manager Option 2                $           -       $           -      $           -      $           -
              Big Edge                              $          6.70     $          1.50    $          2.62    $          5.97
              Freedom Edge(R)                       $           -       $           -      $           -      $           -
              Group Strategic Edge(R)               $          6.39     $          1.56    $          2.50    $          5.70
              Phoenix Dimensions(SM) Option 1       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 2       $           -       $           -      $          1.01    $          1.01
              Phoenix Dimensions(SM) Option 3       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 4       $           -       $           -      $           -      $           -
              Phoenix Income Choice(R)              $           -       $           -      $          1.01    $          1.33
              Phoenix Income Choice(R) with GPAF    $           -       $           -      $          0.97    $           -
              Phoenix Investor's Edge(R) Option 1   $          1.11     $          1.12    $          0.99    $          1.27
              Phoenix Investor's Edge(R) Option 2   $          1.11     $          1.11    $          0.98    $          1.27
              Phoenix Investor's Edge(R) Option 3   $           -       $           -      $           -      $           -
              Phoenix Investor's Edge(R) Option 4   $           -       $           -      $           -      $           -
              Phoenix Spectrum Edge(R) Option 1     $          1.14     $          1.13    $          1.01    $          1.30
              Phoenix Spectrum Edge(R) Option 2     $          1.13     $          1.12    $          1.00    $          1.29
              Phoenix Spectrum Edge(R) Option 3     $          1.13     $           -      $           -      $           -
              Phoenix Spectrum Edge(R) Option 4     $           -       $           -      $           -      $           -
              Retirement Planner's Edge             $          1.10     $          0.93    $          1.01    $          1.32
              Templeton Investment Plus             $           -       $           -      $          1.58    $           -
              The Big Edge Choice(R)--NY            $          1.35     $          1.53    $          1.13    $          1.38
              The Big Edge Plus(R)                  $          6.39     $          1.56    $          2.50    $          5.70
              The Phoenix Edge(R)--VA NY Option 1   $          1.19     $          0.93    $          1.04    $          1.35
              The Phoenix Edge(R)--VA NY Option 2   $          1.15     $          0.92    $          1.02    $          1.31




                       See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005
                                   (CONTINUED)



                                                    PHOENIX-GOODWIN                         PHOENIX-KAYNE     PHOENIX-LAZARD
                                                     MULTI-SECTOR        PHOENIX-KAYNE        SMALL-CAP        INTERNATIONAL
                                                    SHORT TERM BOND    RISING DIVIDENDS     QUALITY VALUE      EQUITY SELECT
                                                      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Assets:
      Investments at fair value                     $     3,411,489     $     2,365,014    $     2,627,756    $     7,353,512
          Shares                                   {        343,730}   {        207,010}  {        172,082}  {        488,884}
          Cost                                     {$     3,442,858}   {$     2,233,708}  {$     2,145,194}  {$     6,335,357}

                                                   -----------------   -----------------  -----------------  -----------------
      Total Assets                                  $     3,411,489     $     2,365,014    $     2,627,756    $     7,353,512

Liabilities:
      Payable to Phoenix Life Insurance Company     $           129     $            84    $            91    $           268
                                                   -----------------   -----------------  -----------------  -----------------
                                                    $     3,411,360     $     2,364,930    $     2,627,665    $     7,353,244
                                                   =================   =================  =================  =================
Net Assets:
     Accumulation Units                             $     3,411,360     $     1,790,294    $     1,825,023    $     7,348,795
     Contracts in payout (annuitization period)     $           -       $           -      $         4,381    $         4,449
     Retained in PHLVIC Universal Life Separate
       Account by Phoenix Life Insurance Company    $           -       $       574,636    $       798,261    $           -

           Total Net Assets                         $     3,411,360     $     2,364,930    $     2,627,665    $     7,353,244
                                                   =================   =================  =================  =================

                                                   =================   =================  =================  =================
           Units Outstanding                              3,250,060           2,060,847          1,646,564          4,914,535
                                                   =================   =================  =================  =================

           Unit Value
              Asset Manager Option 1                $           -       $           -      $           -      $           -
              Asset Manager Option 2                $           -       $           -      $           -      $           -
              Big Edge                              $          1.05     $          1.16    $          1.61    $          1.51
              Freedom Edge(R)                       $           -       $          1.09    $           -      $           -
              Group Strategic Edge(R)               $          1.05     $          1.15    $          1.60    $          1.50
              Phoenix Dimensions(SM) Option 1       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 2       $           -       $           -      $           -      $          1.09
              Phoenix Dimensions(SM) Option 3       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 4       $           -       $           -      $           -      $           -
              Phoenix Income Choice(R)              $           -       $           -      $           -      $           -
              Phoenix Investor's Edge(R) Option 1   $          1.05     $          1.13    $          1.57    $          1.48
              Phoenix Investor's Edge(R) Option 2   $          1.05     $          1.13    $          1.57    $          1.47
              Phoenix Investor's Edge(R) Option 3   $           -       $           -      $           -      $           -
              Phoenix Investor's Edge(R) Option 4   $           -       $           -      $           -      $           -
              Phoenix Spectrum Edge(R) Option 1     $          1.07     $          1.16    $          1.60    $          1.51
              Phoenix Spectrum Edge(R) Option 2     $          1.06     $          1.15    $          1.60    $          1.50
              Phoenix Spectrum Edge(R) Option 3     $           -       $           -      $           -      $          1.49
              Phoenix Spectrum Edge(R) Option 4     $           -       $           -      $           -      $           -
              Retirement Planner's Edge             $           -       $          1.14    $           -      $          1.49
              Templeton Investment Plus             $           -       $           -      $           -      $           -
              The Big Edge Choice(R)--NY            $          1.04     $          1.14    $          1.59    $          1.49
              The Big Edge Plus(R)                  $          1.05     $          1.15    $          1.60    $          1.50
              The Phoenix Edge(R)--VA NY Option 1   $          1.07     $          1.16    $          1.62    $          1.52
              The Phoenix Edge(R)--VA NY Option 2   $          1.06     $          1.15    $          1.60    $          1.50




                       See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005
                                   (CONTINUED)



                                                                        PHOENIX-NORTHERN   PHOENIX-SANDFORD   PHOENIX-SANDFORD
                                                    PHOENIX-NORTHERN       NASDAQ-100      BERNSTEIN MID-CAP      BERNSTEIN
                                                        DOW 30              INDEX(R)            VALUE         SMALL-CAP VALUE
                                                      SUBACCOUNT           SUBACCOUNT        SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Assets:
      Investments at fair value                     $     5,010,319     $     4,018,603    $    21,291,193    $    11,483,284
          Shares                                   {        542,032}   {        922,216}  {      1,519,157}  {        674,680}
          Cost                                     {$     5,173,200}   {$     6,627,072}  {$    16,073,848}  {$     8,312,094}

                                                   -----------------   -----------------  -----------------  -----------------
      Total Assets                                  $     5,010,319     $     4,018,603    $    21,291,193    $    11,483,284

Liabilities:
      Payable to Phoenix Life Insurance Company     $           176     $           138    $           736    $           398
                                                   -----------------   -----------------  -----------------  -----------------
                                                    $     5,010,143     $     4,018,465    $    21,290,457    $    11,482,886
                                                   =================   =================  =================  =================
Net Assets:
     Accumulation Units                             $     4,928,263     $     4,011,835    $    20,906,789    $    11,340,037
     Contracts in payout (annuitization period)     $        81,880     $         6,630    $       383,668    $       142,849
     Retained in PHLVIC Universal Life Separate
       Account by Phoenix Life Insurance Company    $           -       $           -      $           -      $           -

           Total Net Assets                         $     5,010,143     $     4,018,465    $    21,290,457    $    11,482,886
                                                   =================   =================  =================  =================

                                                   =================   =================  =================  =================
           Units Outstanding                              5,099,570           8,333,565         12,353,320          6,028,294
                                                   =================   =================  =================  =================

           Unit Value
              Asset Manager Option 1                $           -       $           -      $           -      $           -
              Asset Manager Option 2                $           -       $           -      $           -      $           -
              Big Edge                              $          1.03     $          0.42    $          1.73    $          1.81
              Freedom Edge(R)                       $           -       $           -      $           -      $          1.57
              Group Strategic Edge(R)               $          0.96     $          0.41    $          1.73    $          2.00
              Phoenix Dimensions(SM) Option 1       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 2       $           -       $           -      $          1.06    $           -
              Phoenix Dimensions(SM) Option 3       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 4       $           -       $           -      $           -      $           -
              Phoenix Income Choice(R)              $           -       $           -      $           -      $           -
              Phoenix Investor's Edge(R) Option 1   $          1.08     $          1.00    $          1.54    $          1.61
              Phoenix Investor's Edge(R) Option 2   $          1.07     $          0.99    $          1.53    $          1.60
              Phoenix Investor's Edge(R) Option 3   $           -       $           -      $           -      $           -
              Phoenix Investor's Edge(R) Option 4   $           -       $           -      $           -      $           -
              Phoenix Spectrum Edge(R) Option 1     $          1.05     $          1.09    $          1.51    $          1.58
              Phoenix Spectrum Edge(R) Option 2     $          1.05     $          1.08    $          1.50    $          1.57
              Phoenix Spectrum Edge(R) Option 3     $           -       $           -      $           -      $           -
              Phoenix Spectrum Edge(R) Option 4     $           -       $           -      $           -      $           -
              Retirement Planner's Edge             $          1.01     $           -      $          1.95    $          1.73
              Templeton Investment Plus             $           -       $           -      $           -      $           -
              The Big Edge Choice(R)--NY            $          1.06     $          0.37    $          1.73    $          1.75
              The Big Edge Plus(R)                  $          0.96     $          0.41    $          1.73    $          2.00
              The Phoenix Edge(R)--VA NY Option 1   $          1.01     $          1.03    $          2.02    $          1.91
              The Phoenix Edge(R)--VA NY Option 2   $          1.00     $          0.88    $          1.87    $          1.93




                       See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005
                                   (CONTINUED)



                                                                                           RYDEX VARIABLE      SCUDDER VIT
                                                    RYDEX VARIABLE      RYDEX VARIABLE     TRUST SECTOR        EQUITY 500
                                                      TRUST JUNO          TRUST NOVA         ROTATION         INDEX - CLASS A
                                                      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Assets:
      Investments at fair value                     $     1,712,537     $        76,137    $     1,131,538    $     8,488,861
          Shares                                   {         82,334}   {          8,895}  {         89,168}  {        647,510}
          Cost                                     {$     2,020,895}   {$        67,413}  {$        944,08}  {$     6,861,561}

                                                   -----------------   -----------------  -----------------  -----------------
      Total Assets                                  $     1,712,537     $        76,137    $     1,131,538    $     8,488,861

Liabilities:
      Payable to Phoenix Life Insurance Company     $            80     $             3    $            39    $           303
                                                   -----------------   -----------------  -----------------  -----------------
                                                    $     1,712,457     $        76,134    $     1,131,499    $     8,488,558
                                                   =================   =================  =================  =================
Net Assets:
     Accumulation Units                             $     1,712,457     $        76,134    $     1,129,314    $     8,471,051
     Contracts in payout (annuitization period)     $           -       $           -      $         2,185    $        17,507
     Retained in PHLVIC Universal Life Separate
       Account by Phoenix Life Insurance Company    $           -       $           -      $           -      $           -

           Total Net Assets                         $     1,712,457     $        76,134    $     1,131,499    $     8,488,558
                                                   =================   =================  =================  =================

                                                   =================   =================  =================  =================
           Units Outstanding                              1,995,823              54,519            799,924          7,370,704
                                                   =================   =================  =================  =================

           Unit Value
              Asset Manager Option 1                $           -       $           -      $           -      $           -
              Asset Manager Option 2                $           -       $           -      $           -      $           -
              Big Edge                              $           -       $           -      $          1.42    $          1.18
              Freedom Edge(R)                       $           -       $           -      $           -      $           -
              Group Strategic Edge(R)               $           -       $           -      $          1.42    $          1.17
              Phoenix Dimensions(SM) Option 1       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 2       $           -       $           -      $           -      $          1.04
              Phoenix Dimensions(SM) Option 3       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 4       $           -       $           -      $           -      $           -
              Phoenix Income Choice(R)              $           -       $           -      $           -      $           -
              Phoenix Income Choice(R) with GPAF    $           -       $           -      $           -      $           -
              Phoenix Investor's Edge(R) Option 1   $          0.86     $          1.40    $          1.40    $          1.10
              Phoenix Investor's Edge(R) Option 2   $          0.86     $          1.39    $          1.40    $          1.10
              Phoenix Investor's Edge(R) Option 3   $           -       $           -      $           -      $           -
              Phoenix Investor's Edge(R) Option 4   $           -       $           -      $           -      $           -
              Phoenix Spectrum Edge(R) Option 1     $          0.87     $          1.42    $          1.42    $          1.12
              Phoenix Spectrum Edge(R) Option 2     $          0.87     $           -      $          1.42    $          1.11
              Phoenix Spectrum Edge(R) Option 3     $           -       $           -      $           -      $           -
              Phoenix Spectrum Edge(R) Option 4     $           -       $           -      $           -      $           -
              Retirement Planner's Edge             $           -       $           -      $           -      $          1.16
              Templeton Investment Plus             $           -       $           -      $           -      $           -
              The Big Edge Choice(R)--NY            $           -       $           -      $          1.41    $          1.16
              The Big Edge Plus(R)                  $           -       $           -      $          1.42    $          1.17
              The Phoenix Edge(R)--VA NY Option 1   $           -       $           -      $          1.43    $          1.18
              The Phoenix Edge(R)--VA NY Option 2   $          0.87     $           -      $          1.42    $          1.17





                       See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005
                                   (CONTINUED)



                                                                           TEMPLETON          TEMPLETON
                                                                       DEVELOPING MARKETS DEVELOPING MARKETS TEMPLETON FOREIGN
                                                     TECHNOLOGY -         SECURITIES -       SECURITIES -       SECURITIES -
                                                      CLASS I               CLASS 1            CLASS 2            CLASS 1
                                                      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Assets:
      Investments at fair value                     $     2,615,873     $       986,605    $     1,955,339    $    24,800,690
          Shares                                   {        730,691}   {         89,773}  {        179,389}  {      1,565,700}
          Cost                                     {$     8,977,741}   {$       590,144}  {$     1,683,127}  {$    15,947,787}

                                                   -----------------   -----------------  -----------------  -----------------
      Total Assets                                  $     2,615,873     $       986,605    $     1,955,339    $    24,800,690

Liabilities:
      Payable to Phoenix Life Insurance Company     $            91     $            37    $            64    $           940
                                                   -----------------   -----------------  -----------------  -----------------
                                                    $     2,615,782     $       986,568    $     1,955,275    $    24,799,750
                                                   =================   =================  =================  =================
Net Assets:
     Accumulation Units                             $     2,607,615     $       986,568    $     1,946,037    $    24,786,500
     Contracts in payout (annuitization period)     $         8,167     $           -      $         9,238    $        13,250
     Retained in PHLVIC Universal Life Separate
       Account by Phoenix Life Insurance Company    $           -       $           -      $           -      $           -

           Total Net Assets                         $     2,615,782     $       986,568    $     1,955,275    $    24,799,750
                                                   =================   =================  =================  =================

                                                   =================   =================  =================  =================
           Units Outstanding                              8,523,514             835,938          1,627,321          8,549,238
                                                   =================   =================  =================  =================

           Unit Value
              Asset Manager Option 1                $           -       $           -      $           -      $           -
              Asset Manager Option 2                $           -       $           -      $           -      $           -
              Big Edge                              $          0.28     $           -      $          1.14    $           -
              Freedom Edge(R)                       $           -       $           -      $           -      $           -
              Group Strategic Edge(R)               $          0.29     $           -      $          1.11    $           -
              Phoenix Dimensions(SM) Option 1       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 2       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 3       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 4       $           -       $           -      $           -      $           -
              Phoenix Income Choice(R)              $           -       $           -      $           -      $           -
              Phoenix Investor's Edge(R) Option 1   $          0.72     $           -      $           -      $           -
              Phoenix Investor's Edge(R) Option 2   $          0.72     $           -      $           -      $           -
              Phoenix Investor's Edge(R) Option 3   $           -       $           -      $           -      $           -
              Phoenix Investor's Edge(R) Option 4   $           -       $           -      $           -      $           -
              Phoenix Spectrum Edge(R) Option 1     $          0.83     $           -      $           -      $           -
              Phoenix Spectrum Edge(R) Option 2     $          0.82     $           -      $           -      $           -
              Phoenix Spectrum Edge(R) Option 3     $           -       $           -      $           -      $           -
              Phoenix Spectrum Edge(R) Option 4     $           -       $           -      $           -      $           -
              Retirement Planner's Edge             $          0.62     $           -      $           -      $           -
              Templeton Investment Plus             $           -       $          1.18    $           -      $          2.90
              The Big Edge Choice(R)--NY            $          0.27     $           -      $          2.49    $           -
              The Big Edge Plus(R)                  $          0.29     $           -      $          1.11    $           -
              The Phoenix Edge(R)--VA NY Option 1   $          0.34     $           -      $          2.28    $           -
              The Phoenix Edge(R)--VA NY Option 2   $          0.48     $           -      $          2.18    $           -




                       See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005
                                   (CONTINUED)



                                                   TEMPLETON FOREIGN   TEMPLETON GLOBAL   TEMPLETON GLOBAL   TEMPLETON GLOBAL
                                                      SECURITIES -     ASSET ALLOCATION   ASSET ALLOCATION   INCOME SECURITIES -
                                                        CLASS 2             CLASS 1            CLASS 2            CLASS 1
                                                      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Assets:
      Investments at fair value                     $     7,805,077     $    40,154,074    $     2,354,549    $     4,926,072
          Shares                                   {        499,685}   {      1,906,651}  {        112,766}  {        343,041}
          Cost                                     {$     8,980,404}   {$    21,089,598}  {$     2,468,563}  {$     3,735,338}

                                                   -----------------   -----------------  -----------------  -----------------
      Total Assets                                  $     7,805,077     $    40,154,074    $     2,354,549    $     4,926,072

Liabilities:
      Payable to Phoenix Life Insurance Company     $           276     $         1,522    $            81    $           187
                                                   -----------------   -----------------  -----------------  -----------------
                                                    $     7,804,801     $    40,152,552    $     2,354,468    $     4,925,885
                                                   =================   =================  =================  =================
Net Assets:
     Accumulation Units                             $     7,767,953     $    39,778,423    $     2,316,966    $     4,842,922
     Contracts in payout (annuitization period)     $        36,848     $       374,129    $        37,502    $        82,963
     Retained in PHLVIC Universal Life Separate
       Account by Phoenix Life Insurance Company    $           -       $           -      $           -      $           -

           Total Net Assets                         $     7,804,801     $    40,152,552    $     2,354,468    $     4,925,885
                                                   =================   =================  =================  =================

                                                   =================   =================  =================  =================
           Units Outstanding                              5,476,897           9,443,696          1,388,354          1,793,669
                                                   =================   =================  =================  =================

           Unit Value
              Asset Manager Option 1                $           -       $           -      $           -      $           -
              Asset Manager Option 2                $           -       $           -      $           -      $           -
              Big Edge                              $          1.39     $           -      $          1.69    $           -
              Freedom Edge(R)                       $           -       $           -      $           -      $           -
              Group Strategic Edge(R)               $          1.51     $           -      $          1.72    $           -
              Phoenix Dimensions(SM) Option 1       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 2       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 3       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 4       $           -       $           -      $           -      $           -
              Phoenix Income Choice(R)              $           -       $           -      $           -      $           -
              Phoenix Investor's Edge(R) Option 1   $          1.38     $           -      $           -      $           -
              Phoenix Investor's Edge(R) Option 2   $          1.37     $           -      $           -      $           -
              Phoenix Investor's Edge(R) Option 3   $           -       $           -      $           -      $           -
              Phoenix Investor's Edge(R) Option 4   $           -       $           -      $           -      $           -
              Phoenix Spectrum Edge(R) Option 1     $          1.39     $           -      $           -      $           -
              Phoenix Spectrum Edge(R) Option 2     $          1.38     $           -      $           -      $           -
              Phoenix Spectrum Edge(R) Option 3     $           -       $           -      $           -      $           -
              Phoenix Spectrum Edge(R) Option 4     $           -       $           -      $           -      $           -
              Retirement Planner's Edge             $          1.21     $           -      $           -      $           -
              Templeton Investment Plus             $           -       $          4.25    $           -      $          2.75
              The Big Edge Choice(R)--NY            $          1.21     $           -      $          1.52    $           -
              The Big Edge Plus(R)                  $          1.51     $           -      $          1.72    $           -
              The Phoenix Edge(R)--VA NY Option 1   $          1.27     $           -      $          1.32    $           -
              The Phoenix Edge(R)--VA NY Option 2   $          1.14     $           -      $          1.38    $           -




                       See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005
                                   (CONTINUED)



                                                    TEMPLETON GROWTH    TEMPLETON GROWTH       WANGER             WANGER
                                                      SECURITIES -        SECURITIES -      INTERNATIONAL      INTERNATIONAL
                                                        CLASS 1             CLASS 2            SELECT           SMALL  CAP
                                                      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Assets:
      Investments at fair value                     $    89,058,285     $    11,040,153    $     5,880,146    $    61,177,080
          Shares                                   {      6,370,407}   {        799,432}  {        299,549}  {      1,997,293}
          Cost                                     {$    82,414,483}   {$     9,754,957}  {$     4,895,490}  {$    30,595,285}

                                                   -----------------   -----------------  -----------------  -----------------
      Total Assets                                  $    89,058,285     $    11,040,153    $     5,880,146    $    61,177,080

Liabilities:
      Payable to Phoenix Life Insurance Company     $         3,374     $           385    $           204    $         2,102
                                                   -----------------   -----------------  -----------------  -----------------
                                                    $    89,054,911     $    11,039,768    $     5,879,942    $    61,174,978
                                                   =================   =================  =================  =================
Net Assets:
     Accumulation Units                             $    88,281,854     $    10,916,853    $     5,813,784    $    61,040,606
     Contracts in payout (annuitization period)     $       773,057     $       122,915    $        66,158    $       134,372
     Retained in PHLVIC Universal Life Separate
       Account by Phoenix Life Insurance Company    $           -       $           -      $           -      $           -

           Total Net Assets                         $    89,054,911     $    11,039,768    $     5,879,942    $    61,174,978
                                                   =================   =================  =================  =================

                                                   =================   =================  =================  =================
           Units Outstanding                             18,989,281           6,451,757          2,933,370         14,620,406
                                                   =================   =================  =================  =================

           Unit Value
              Asset Manager Option 1                $           -       $           -      $           -      $           -
              Asset Manager Option 2                $           -       $           -      $           -      $           -
              Big Edge                              $           -       $          1.84    $          1.20    $          4.43
              Freedom Edge(R)                       $           -       $          1.41    $           -      $           -
              Group Strategic Edge(R)               $           -       $          1.80    $          2.11    $          4.66
              Phoenix Dimensions(SM) Option 1       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 2       $           -       $           -      $           -      $          1.17
              Phoenix Dimensions(SM) Option 3       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 4       $           -       $           -      $           -      $           -
              Phoenix Income Choice(R)              $           -       $           -      $           -      $           -
              Phoenix Investor's Edge(R) Option 1   $           -       $          1.31    $          1.69    $          1.93
              Phoenix Investor's Edge(R) Option 2   $           -       $          1.30    $          1.68    $          1.92
              Phoenix Investor's Edge(R) Option 3   $           -       $           -      $           -      $           -
              Phoenix Investor's Edge(R) Option 4   $           -       $           -      $           -      $           -
              Phoenix Spectrum Edge(R) Option 1     $           -       $          1.31    $          1.76    $          2.00
              Phoenix Spectrum Edge(R) Option 2     $           -       $          1.30    $          1.75    $          1.99
              Phoenix Spectrum Edge(R) Option 3     $           -       $           -      $           -      $          1.98
              Phoenix Spectrum Edge(R) Option 4     $           -       $           -      $           -      $           -
              Retirement Planner's Edge             $           -       $          1.27    $          1.41    $          1.63
              Templeton Investment Plus             $          4.69     $           -      $           -      $           -
              The Big Edge Choice(R)--NY            $           -       $          1.51    $          2.12    $          2.53
              The Big Edge Plus(R)                  $           -       $          1.80    $          2.11    $          4.66
              The Phoenix Edge(R)--VA NY Option 1   $           -       $          1.33    $          1.50    $          1.49
              The Phoenix Edge(R)--VA NY Option 2   $           -       $          1.27    $          1.49    $          1.52




                       See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005
                                   (CONTINUED)



                                                                          WANGER U.S.
                                                        WANGER             SMALLER
                                                        SELECT            COMPANIES
                                                      SUBACCOUNT          SUBACCOUNT
                                                   -----------------   -----------------
Assets:
      Investments at fair value                     $     7,538,549     $    88,823,481
          Shares                                   {        332,681}   {      2,545,085}
          Cost                                     {$     4,418,651}   {$    33,342,460}

                                                   -----------------   -----------------
      Total Assets                                  $     7,538,549     $    88,823,481

Liabilities:
      Payable to Phoenix Life Insurance Company     $           260     $         3,071
                                                   -----------------   -----------------
                                                    $     7,538,289     $    88,820,410
                                                   =================   =================
Net Assets:
     Accumulation Units                             $     7,489,509     $    88,584,414
     Contracts in payout (annuitization period)     $        48,780     $       235,996
     Retained in PHLVIC Universal Life Separate
       Account by Phoenix Life Insurance Company    $           -       $           -

           Total Net Assets                         $     7,538,289     $    88,820,410
                                                   =================   =================

                                                   =================   =================
           Units Outstanding                              3,367,906          24,888,310
                                                   =================   =================

           Unit Value
              Asset Manager Option 1                $           -       $           -
              Asset Manager Option 2                $           -       $           -
              Big Edge                              $          1.94     $          4.34
              Freedom Edge(R)                       $           -       $          1.46
              Group Strategic Edge(R)               $          2.34     $          4.22
              Phoenix Dimensions(SM) Option 1       $           -       $           -
              Phoenix Dimensions(SM) Option 2       $           -       $           -
              Phoenix Dimensions(SM) Option 3       $           -       $           -
              Phoenix Dimensions(SM) Option 4       $           -       $           -
              Phoenix Income Choice(R)              $           -       $           -
              Phoenix Investor's Edge(R) Option 1   $          1.51     $          1.48
              Phoenix Investor's Edge(R) Option 2   $          1.50     $          1.47
              Phoenix Investor's Edge(R) Option 3   $           -       $           -
              Phoenix Investor's Edge(R) Option 4   $           -       $           -
              Phoenix Spectrum Edge(R) Option 1     $          1.57     $          1.53
              Phoenix Spectrum Edge(R) Option 2     $          1.56     $          1.52
              Phoenix Spectrum Edge(R) Option 3     $           -       $           -
              Phoenix Spectrum Edge(R) Option 4     $           -       $           -
              Retirement Planner's Edge             $          1.62     $          1.50
              Templeton Investment Plus             $           -       $           -
              The Big Edge Choice(R)--NY            $          2.42     $          1.70
              The Big Edge Plus(R)                  $          2.34     $          4.22
              The Phoenix Edge(R)--VA NY Option 1   $          1.78     $          1.64
              The Phoenix Edge(R)--VA NY Option 2   $          1.72     $          1.64



                       See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2005


                                                   AIM V.I. CAPITAL    AIM V.I. MID CAP                        ALGER AMERICAN
                                                    APPRECIATION -     CORE EQUITY-CLASS   AIM V.I. PREMIER  LEVERAGED ALLCAP -
                                                       CLASS I                I            EQUITY - CLASS 1        CLASS O
                                                      SUBACCOUNT          SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Income:
      Dividends                                     $         1,754     $        33,513    $        14,011    $           -
Expenses:
      Mortality and expense fees                             32,414              81,029             21,694             46,159
      Indexing (gain) loss                                       18                 181                 28                320
                                                   -----------------   -----------------  -----------------  -----------------
Net investment income (loss)                                (30,678)            (47,697)            (7,711)           (46,479)
                                                   -----------------   -----------------  -----------------  -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares            22,159              (2,221)           (26,852)           234,742
      Realized gain distributions                               -               204,857                -                  -
                                                   -----------------   -----------------  -----------------  -----------------
      Realized gain (loss)                                   22,159             202,636            (26,852)           234,742
                                                   -----------------   -----------------  -----------------  -----------------

Change in unrealized appreciation (depreciation)
      during the year                                       219,949             (13,087)           109,475            233,416
                                                   -----------------   -----------------  -----------------  -----------------
Net increase (decrease) in net assets from
      operations                                    $       211,430     $       141,852    $        74,912    $       421,679
                                                   =================   =================  =================  =================


                                                    FEDERATED FUND      FEDERATED HIGH                         FIDELITY VIP
                                                       FOR U.S.        INCOME BOND FUND     FIDELITY VIP         GROWTH
                                                      GOVERNMENT        II - PRIMARY      CONTRAFUND(R) -    OPPORTUNITIES -
                                                    SECURITIES II           SHARES         SERVICE CLASS      SERVICE CLASS
                                                      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Income:
      Dividends                                     $       810,717     $       386,758    $        38,904    $         9,225
Expenses:
      Mortality and expense fees                            269,159              67,661            299,384             16,460
      Indexing (gain) loss                                      277                 147                513                 10
                                                   -----------------   -----------------  -----------------  -----------------
Net investment income (loss)                                541,281             318,950           (260,993)            (7,245)
                                                   -----------------   -----------------  -----------------  -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares            16,715              52,330            827,277             23,924
      Realized gain distributions                               -                   -                3,537                -
                                                   -----------------   -----------------  -----------------  -----------------
      Realized gain (loss)                                   16,715              52,330            830,814             23,924
                                                   -----------------   -----------------  -----------------  -----------------

Change in unrealized appreciation (depreciation)
      during the year                                      (421,300)           (289,916)         2,890,548             97,248
                                                   -----------------   -----------------  -----------------  -----------------
Net increase (decrease) in net assets from
      operations                                    $       136,696     $        81,364    $     3,460,369    $       113,927
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2005
                                   (CONTINUED)


                                                      FIDELITY VIP                        LORD ABBETT BOND-     LORD ABBETT
                                                         GROWTH -      LAZARD RETIREMENT  DEBENTURE - CLASS      GROWTH AND
                                                      SERVICE CLASS        SMALL CAP              VC         INCOME - CLASS VC
                                                       SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Income:

      Dividends                                     $        26,321     $           -      $       285,706    $        94,044
Expenses:
      Mortality and expense fees                             79,597              45,089             46,363             73,437
      Indexing (gain) loss                                       18                 -                  -                  -
                                                   -----------------   -----------------  -----------------  -----------------
Net investment income (loss)                                (53,294)            (45,089)           239,343             20,607
                                                   -----------------   -----------------  -----------------  -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares           187,184               4,966              3,397                 10
      Realized gain distributions                               -               384,981             62,523            574,595
                                                   -----------------   -----------------  -----------------  -----------------
      Realized gain (loss)                                  187,184             389,947             65,920            574,605
                                                   -----------------   -----------------  -----------------  -----------------

Change in unrealized appreciation (depreciation)
      during the year                                        87,803              90,946           (100,883)           (32,688)
                                                   -----------------   -----------------  -----------------  -----------------
Net increase (decrease) in net assets from
      operations                                    $       221,693     $       435,804    $       204,380    $       562,524
                                                   =================   =================  =================  =================


                                                    LORD ABBETT MID-     MUTUAL SHARES
                                                   CAP VALUE - CLASS     SECURITIES -      PHOENIX MID-CAP   PHOENIX STRATEGIC
                                                          VC                CLASS 2            GROWTH             THEME
                                                      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Income:
      Dividends                                     $        27,276     $        85,755    $           -      $           -
Expenses:
      Mortality and expense fees                             50,971             124,815            110,087            200,981
      Indexing (gain) loss                                      -                   202               (131)              (576)
                                                   -----------------   -----------------  -----------------  -----------------
Net investment income (loss)                                (23,695)            (39,262)          (109,956)          (200,405)
                                                   -----------------   -----------------  -----------------  -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares             9,225              60,377           (628,683)        (1,286,488)
      Realized gain distributions                           372,701              32,123                -                  -
                                                   -----------------   -----------------  -----------------  -----------------
      Realized gain (loss)                                  381,926              92,500           (628,683)        (1,286,488)
                                                   -----------------   -----------------  -----------------  -----------------

Change in unrealized appreciation (depreciation)
      during the year                                       215,729             844,953            922,249          1,210,672
                                                   -----------------   -----------------  -----------------  -----------------
Net increase (decrease) in net assets from
      operations                                    $       573,960     $       898,191    $       183,610    $      (276,221)
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2005
                                   (CONTINUED)


                                                                                           PHOENIX-ALGER          PHOENIX
                                                   PHOENIX-ABERDEEN       PHOENIX-AIM        SMALL-CAP       ALLIANCE/BERNSTEIN
                                                     INTERNATIONAL          GROWTH             GROWTH         ENHANCED INDEX
                                                      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Income:
      Dividends                                     $     2,100,888     $           -      $           -      $       226,854
Expenses:
      Mortality and expense fees                            728,323             178,436             44,393            338,400
      Indexing (gain) loss                                    1,485                  58                 (3)               502
                                                   -----------------   -----------------  -----------------  -----------------
Net investment income (loss)                              1,371,080            (178,494)           (44,390)          (112,048)
                                                   -----------------   -----------------  -----------------  -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares         2,964,661          (5,431,297)            59,410            352,455
      Realized gain distributions                                 -                 -              320,569                -
                                                   -----------------   -----------------  -----------------  -----------------
      Realized gain (loss)                                2,964,661          (5,431,297)           379,979            352,455
                                                   -----------------   -----------------  -----------------  -----------------

Change in unrealized appreciation (depreciation)
      during the year                                     3,440,198           6,145,142           (196,521)            79,924
                                                   -----------------   -----------------  -----------------  -----------------
Net increase (decrease) in net assets from
      operations                                    $     7,775,939     $       535,351    $       139,068    $       320,331
                                                   =================   =================  =================  =================


                                                     PHOENIX-DUFF &
                                                  PHELPS REAL ESTATE   PHOENIX-ENGEMANN   PHOENIX-ENGEMANN   PHOENIX-ENGEMANN
                                                      SECURITIES        CAPITAL GROWTH    GROWTH AND INCOME  SMALL-CAP GROWTH
                                                      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Income:

      Dividends                                     $       386,121     $       120,651    $       219,306    $           -
Expenses:
      Mortality and expense fees                            281,329           2,561,594            304,511             43,883
      Indexing (gain) loss                                     (282)             (2,595)               491                (55)
                                                   -----------------   -----------------  -----------------  -----------------
Net investment income (loss)                                105,074          (2,438,348)           (85,696)           (43,828)
                                                   -----------------   -----------------  -----------------  -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares         1,244,734          (6,254,143)         1,031,063           (379,505)
      Realized gain distributions                         1,159,760                 -                  -                  -
                                                   -----------------   -----------------  -----------------  -----------------
      Realized gain (loss)                                2,404,494          (6,254,143)         1,031,063           (379,505)
                                                   -----------------   -----------------  -----------------  -----------------

Change in unrealized appreciation (depreciation)
      during the year                                       335,843          11,638,438           (368,994)           643,675
                                                   -----------------   -----------------  -----------------  -----------------
Net increase (decrease) in net assets from
      operations                                    $     2,845,411     $     2,945,947    $       576,373    $       220,342
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2005
                                   (CONTINUED)


                                                   PHOENIX-ENGEMANN                                          PHOENIX-GOODWIN
                                                       STRATEGIC        PHOENIX-ENGEMANN   PHOENIX-GOODWIN     MULTI-SECTOR
                                                      ALLOCATION          VALUE EQUITY       MONEY MARKET      FIXED INCOME
                                                      SUBACCOUNT           SUBACCOUNT         SUBACCOUNT        SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Income:
      Dividends                                     $     4,588,288     $       177,038    $       626,557    $     2,400,891
Expenses:
      Mortality and expense fees                          2,448,928             196,923            312,410            635,993
      Indexing (gain) loss                                    1,488                 226                314                943
                                                   -----------------   -----------------  -----------------  -----------------
Net investment income (loss)                              2,137,872             (20,111)           313,833          1,763,955
                                                   -----------------   -----------------  -----------------  -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares         2,252,008             410,048                -             (452,155)
      Realized gain distributions                         5,097,893                 -                  -                  -
                                                   -----------------   -----------------  -----------------  -----------------
      Realized gain (loss)                                7,349,901             410,048                -             (452,155)
                                                   -----------------   -----------------  -----------------  -----------------

Change in unrealized appreciation (depreciation)
      during the year                                    (8,856,518)            167,582                -           (1,115,930)
                                                   -----------------   -----------------  -----------------  -----------------
Net increase (decrease) in net assets from
      operations                                    $       631,255     $       557,519    $       313,833    $       195,870
                                                   =================   =================  =================  =================


                                                    PHOENIX-GOODWIN                         PHOENIX-KAYNE     PHOENIX-LAZARD
                                                     MULTI-SECTOR        PHOENIX-KAYNE        SMALL-CAP        INTERNATIONAL
                                                    SHORT TERM BOND    RISING DIVIDENDS     QUALITY VALUE      EQUITY SELECT
                                                      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Income:
      Dividends                                     $       111,408     $        34,742    $        36,554    $        73,321
Expenses:
      Mortality and expense fees                             39,692              36,061             31,798             63,810
      Indexing (gain) loss                                       74                  37                  7                 89
                                                   -----------------   -----------------  -----------------  -----------------
Net investment income (loss)                                 71,642              (1,356)             4,749              9,422
                                                   -----------------   -----------------  -----------------  -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares            (2,795)             55,970             27,191             12,930
      Realized gain distributions                               -                16,771             92,445             33,775
                                                   -----------------   -----------------  -----------------  -----------------
      Realized gain (loss)                                   (2,795)             72,741            119,636             46,705
                                                   -----------------   -----------------  -----------------  -----------------

Change in unrealized appreciation (depreciation)
      during the year                                       (66,946)           (119,150)             5,509            392,732
                                                   -----------------   -----------------  -----------------  -----------------
Net increase (decrease) in net assets from
      operations                                    $         1,901     $       (47,765)   $       129,894    $       448,859
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2005
                                   (CONTINUED)


                                                                        PHOENIX-NORTHERN   PHOENIX-SANFORD    PHOENIX-SANFORD
                                                    PHOENIX-NORTHERN       NASDAQ-100     BERNSTEIN MID-CAP      BERNSTEIN
                                                        DOW 30             INDEX(R)             VALUE         SMALL-CAP VALUE
                                                      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Income:
      Dividends                                     $        96,371     $             -    $        23,743    $           -
Expenses:
      Mortality and expense fees                             75,526              51,335            273,557            138,128
      Indexing (gain) loss                                      204                (146)               401                130
                                                   -----------------   -----------------  -----------------  -----------------
Net investment income (loss)                                 20,641             (51,189)          (250,215)          (138,258)
                                                   -----------------   -----------------  -----------------  -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares          (146,449)           (450,298)           557,840            192,399
      Realized gain distributions                               -                   -            1,537,625            627,253
                                                   -----------------   -----------------  -----------------  -----------------
      Realized gain (loss)                                 (146,449)           (450,298)         2,095,465            819,652
                                                   -----------------   -----------------  -----------------  -----------------

Change in unrealized appreciation (depreciation)
      during the year                                        62,360             443,915           (500,834)           (47,422)
                                                   -----------------   -----------------  -----------------  -----------------
Net increase (decrease) in net assets from
      operations                                    $       (63,448)    $       (57,572)   $     1,344,416    $       633,972
                                                   =================   =================  =================  =================


                                                                                           RYDEX VARIABLE       SCUDDER VIT
                                                    RYDEX VARIABLE      RYDEX VARIABLE      TRUST SECTOR        EQUITY 500
                                                      TRUST JUNO          TRUST NOVA          ROTATION        INDEX - CLASS A
                                                      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Income:
      Dividends                                     $           -       $           230    $           -      $       131,557
Expenses:
      Mortality and expense fees                             30,392               1,189              8,949            112,671
      Indexing (gain) loss                                       10                   2                 10                116
                                                   -----------------   -----------------  -----------------  -----------------
Net investment income (loss)                                (30,402)               (961)            (8,959)            18,770
                                                   -----------------   -----------------  -----------------  -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares           (14,391)                 77              6,233            356,492
      Realized gain distributions                               -                   -                  -                  -
                                                   -----------------   -----------------  -----------------  -----------------
      Realized gain (loss)                                  (14,391)                 77              6,233            356,492
                                                   -----------------   -----------------  -----------------  -----------------

Change in unrealized appreciation (depreciation)
      during the year                                       (80,833)              2,784             94,995           (118,692)
                                                   -----------------   -----------------  -----------------  -----------------
Net increase (decrease) in net assets from
      operations                                    $      (125,626)    $         1,900    $        92,269    $       256,570
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2005
                                   (CONTINUED)


                                                                           TEMPLETON          TEMPLETON
                                                                      DEVELOPING MARKETS  DEVELOPING MARKETS TEMPLETON FOREIGN
                                                     TECHNOLOGY -         SECURITIES -       SECURITIES -       SECURITIES -
                                                       CLASS I              CLASS 1            CLASS 2            CLASS 1
                                                      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Income:
      Dividends                                     $           -       $        13,600    $        23,142    $       325,805
Expenses:
      Mortality and expense fees                             36,146              12,994             21,560            344,329
      Indexing (gain) loss                                     (115)                 69                124                742
                                                   -----------------   -----------------  -----------------  -----------------
Net investment income (loss)                                (36,031)                537              1,458            (19,266)
                                                   -----------------   -----------------  -----------------  -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares        (3,227,368)             45,864            (21,516)         1,041,787
      Realized gain distributions                               -                   -                  -                  -
                                                   -----------------   -----------------  -----------------  -----------------
      Realized gain (loss)                               (3,227,368)             45,864            (21,516)         1,041,787
                                                   -----------------   -----------------  -----------------  -----------------

Change in unrealized appreciation (depreciation)
      during the year                                     3,165,451             174,262            437,711          1,066,539
                                                   -----------------   -----------------  -----------------  -----------------
Net increase (decrease) in net assets from
      operations                                    $       (97,948)    $       220,663    $       417,653    $     2,089,060
                                                   =================   =================  =================  =================


                                                   TEMPLETON FOREIGN    TEMPLETON GLOBAL  TEMPLETON GLOBAL   TEMPLETON GLOBAL
                                                      SECURITIES -      ASSET ALLOCATION  ASSET ALLOCATION   INCOME SECURITIES
                                                        CLASS 2            - CLASS 1          - CLASS 2         - CLASS 1
                                                      SUBACCOUNT           SUBACCOUNT         SUBACCOUNT        SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Income:
      Dividends                                     $        88,937     $     1,617,267    $        93,408    $       318,797
Expenses:
      Mortality and expense fees                             97,175             568,699             31,861             70,334
      Indexing (gain) loss                                      208                 809                 43                  1
                                                   -----------------   -----------------  -----------------  -----------------
Net investment income (loss)                                 (8,446)          1,047,759             61,504            248,462
                                                   -----------------   -----------------  -----------------  -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares          (120,058)          1,481,039            (36,254)            39,077
      Realized gain distributions                               -                   -                  -                  -
                                                   -----------------   -----------------  -----------------  -----------------
      Realized gain (loss)                                 (120,058)          1,481,039            (36,254)            39,077
                                                   -----------------   -----------------  -----------------  -----------------

Change in unrealized appreciation (depreciation)
      during the year                                       772,499          (1,594,205)            20,287           (511,090)
                                                   -----------------   -----------------  -----------------  -----------------
Net increase (decrease) in net assets from
      operations                                    $       643,995     $       934,593    $        45,537    $      (223,551)
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2005
                                   (CONTINUED)


                                                    TEMPLETON GROWTH    TEMPLETON GROWTH       WANGER            WANGER
                                                      SECURITIES -        SECURITIES -      INTERNATIONAL     INTERNATIONAL
                                                        CLASS 1             CLASS 2            SELECT           SMALL CAP
                                                      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Income:
      Dividends                                     $     1,112,480     $       123,079    $       106,846    $       652,404
Expenses:
      Mortality and expense fees                          1,248,864             139,090             68,255            750,731
      Indexing (gain) loss                                    2,833                 308                192              3,543
                                                   -----------------   -----------------  -----------------  -----------------
Net investment income (loss)                               (139,217)            (16,319)            38,399           (101,870)
                                                   -----------------   -----------------  -----------------  -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares           275,875              78,779             16,567          5,564,901
      Realized gain distributions                               -                   -                  -                  -
                                                   -----------------   -----------------  -----------------  -----------------
      Realized gain (loss)                                  275,875              78,779             16,567          5,564,901
                                                   -----------------   -----------------  -----------------  -----------------

Change in unrealized appreciation (depreciation)
      during the year                                     6,323,686             735,585            707,760          5,412,315
                                                   -----------------   -----------------  -----------------  -----------------
Net increase (decrease) in net assets from
      operations                                    $     6,460,344     $       798,045    $       762,726    $    10,875,346
                                                   =================   =================  =================  =================


                                                        WANGER            WANGER U.S.
                                                        SELECT         SMALLER COMPANIES
                                                      SUBACCOUNT          SUBACCOUNT
                                                   -----------------   -----------------
Income:

      Dividends                                     $           -       $           -
Expenses:
      Mortality and expense fees                             87,066           1,163,178
      Indexing (gain) loss                                     (136)              1,141
                                                   -----------------   -----------------
Net investment income (loss)                                (86,930)         (1,164,319)
                                                   -----------------   -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares            64,643          14,555,834
      Realized gain distributions                           494,022                 -
                                                   -----------------   -----------------
      Realized gain (loss)                                  558,665          14,555,834
                                                   -----------------   -----------------

Change in unrealized appreciation (depreciation)
      during the year                                       138,455          (5,128,263)
                                                    -----------------   -----------------
Net increase (decrease) in net assets from
      operations                                    $       610,190     $     8,263,252
                                                   =================   =================



                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004


                                                      AIM V.I. CAPITAL APPRECIATION -        AIM V.I MID CAP CORE EQUITY -
                                                                   CLASS I                               CLASS I
                                                                 SUBACCOUNT                            SUBACCOUNT
                                                   -------------------------------------  ------------------------------------
                                                         2005                 2004              2005                2004
                                                         ----                 ----              ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)              $       (30,678)    $       (24,128)   $       (47,697)   $         2,927
          Realized gains (losses)                            22,159              (1,617)           202,636            260,853
          Unrealized appreciation (depreciation)
               during the year                              219,949             128,644            (13,087)          (600,516)
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets
      from operations                                       211,430             102,899            141,852           (336,736)
                                                   -----------------   -----------------  -----------------  -----------------

Contract transactions:
          Payments received from
               contract owners                              441,657             253,296             31,203            299,840
          Transfers between subaccounts
               (including fixed account), net               368,774             624,708            381,514          3,716,718
          Transfers for contract
               benefits and terminations                   (375,096)           (364,678)          (264,552)        (1,594,726)
          Contract maintenance charges                       (3,299)             (2,849)            (2,143)              (231)
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                            432,036             510,477            146,022          2,421,601

Increase (decrease) in amounts retained in
      PHLVIC Universal Life Separate Account, net               -                   -              251,142          4,002,009
                                                   -----------------   -----------------  -----------------  -----------------

          Total increase (decrease) in net assets           643,466             613,376            539,016          6,086,874

Net assets at beginning of period                         2,180,843           1,567,467          6,086,874                -
                                                   -----------------   -----------------  -----------------  -----------------
Net assets at end of period                         $     2,824,309     $     2,180,843    $     6,625,890    $     6,086,874
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                         AIM V.I. PREMIER EQUITY -           ALGER AMERICAN LEVERAGE ALLCAP -
                                                                   CLASS I                               CLASS O
                                                                 SUBACCOUNT                            SUBACCOUNT
                                                   -------------------------------------  ------------------------------------
                                                         2005                 2004              2005                2004
                                                         ----                 ----              ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)              $        (7,711)    $       (14,640)   $       (46,479)   $       (39,984)
          Realized gains (losses)                           (26,852)            (43,183)           234,742            (34,876)
          Unrealized appreciation (depreciation)
               during the year                              109,475             129,978            233,416            374,054
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets
      from operations                                        74,912              72,155            421,679            299,194
                                                   -----------------   -----------------  -----------------  -----------------

Contract transactions:
          Payments received from
               contract owners                              249,885             105,278            232,789            248,659
          Transfers between subaccounts
               (including fixed account), net              (229,014)           (163,405)          (366,332)          (539,228)
          Transfers for contract
               benefits and terminations                   (202,978)           (289,260)          (701,537)          (658,822)
          Contract maintenance charges                       (2,029)             (2,405)            (9,249)            (6,662)
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                           (184,136)           (349,792)          (844,329)          (956,053)

Increase (decrease) in amounts retained in
      PHLVIC Universal Life Separate Account, net               -                   -                  -                  -
                                                   -----------------   -----------------  -----------------  -----------------

          Total increase (decrease) in net assets          (109,224)           (277,637)          (422,650)          (656,859)

Net assets at beginning of period                         1,751,587           2,029,224          4,212,676          4,869,535
                                                   -----------------   -----------------  -----------------  -----------------
Net assets at end of period                         $     1,642,363     $     1,751,587    $     3,790,026    $     4,212,676
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                     FEDERATED FUND FOR U.S. GOVERNMENT   FEDERATED HIGH INCOME BOND FUND II -
                                                                SECURITIES II                        PRIMARY SHARES
                                                                 SUBACCOUNT                            SUBACCOUNT
                                                   -------------------------------------  ------------------------------------
                                                         2005                 2004              2005                2004
                                                         ----                 ----              ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)              $       541,281     $       704,275    $       318,950    $       510,555
          Realized gains (losses)                            16,715             198,263             52,330            (10,629)
          Unrealized appreciation (depreciation)
               during the year                             (421,300)           (392,665)          (289,916)          (105,179)
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets
      from operations                                       136,696             509,873             81,364            394,747
                                                   -----------------   -----------------  -----------------  -----------------

Contract transactions:
          Payments received from
               contract owners                            2,111,841           1,443,881            269,690            367,705
          Transfers between subaccounts
               (including fixed account), net             1,163,798             470,220          1,367,965         (3,108,740)
          Transfers for contract
               benefits and terminations                 (5,279,022)         (4,200,215)        (1,051,785)          (917,206)
          Contract maintenance charges                      (49,722)            (34,029)            (7,404)            (6,257)
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                         (2,053,105)         (2,320,143)           578,466         (3,664,498)

Increase (decrease) in amounts retained in
      PHLVIC Universal Life Separate Account, net               -                   -                  -                  -
                                                   -----------------   -----------------  -----------------  -----------------

          Total increase (decrease) in net assets        (1,916,409)         (1,810,270)           659,830         (3,269,751)

Net assets at beginning of period                        21,036,487          22,846,757          5,047,644          8,317,395
                                                   -----------------   -----------------  -----------------  -----------------
Net assets at end of period                         $    19,120,078     $    21,036,487    $     5,707,474    $     5,047,644
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                    FIDELITY VIP CONTRAFUND(R) - SERVICE   FIDELITY VIP GROWTH OPPORTUNITIES -
                                                                   CLASS                              SERVICE CLASS
                                                                 SUBACCOUNT                            SUBACCOUNT
                                                   -------------------------------------  ------------------------------------
                                                         2005                 2004              2005                2004
                                                         ----                 ----              ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)              $      (260,993)    $      (152,374)   $        (7,245)   $       (10,133)
          Realized gains (losses)                           830,814             380,170             23,924             59,332
          Unrealized appreciation (depreciation)
               during the year                            2,890,548           1,697,046             97,248             10,506
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets
      from operations                                     3,460,369           1,924,842            113,927             59,705
                                                   -----------------   -----------------  -----------------  -----------------

Contract transactions:
          Payments received from
               contract owners                              974,501           1,054,970            278,507            100,655
          Transfers between subaccounts
               (including fixed account), net             6,818,965           6,430,097            493,302           (347,012)
          Transfers for contract
               benefits and terminations                 (4,010,892)         (2,092,153)          (174,404)          (136,161)
          Contract maintenance charges                      (34,709)            (16,361)            (4,159)            (2,404)
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                          3,747,865           5,376,553            593,246           (384,922)

Increase (decrease) in amounts retained in
      PHLVIC Universal Life Separate Account, net               -                   -                  -                  -
                                                   -----------------   -----------------  -----------------  -----------------

          Total increase (decrease) in net assets         7,208,234           7,301,395            707,173           (325,217)

Net assets at beginning of period                        18,099,026          10,797,631          1,173,598          1,498,815
                                                   -----------------   -----------------  -----------------  -----------------
Net assets at end of period                         $    25,307,260     $    18,099,026    $     1,880,771    $     1,173,598
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                    FIDELITY VIP GROWTH - SERVICE CLASS        LAZARD RETIREMENT SMALL CAP
                                                                 SUBACCOUNT                            SUBACCOUNT
                                                   -------------------------------------  ------------------------------------
                                                         2005                 2004              2005                2004
                                                         ----                 ----              ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)              $       (53,294)    $       (78,926)   $       (45,089)   $           -
          Realized gains (losses)                           187,184            (149,345)           389,947                -
          Unrealized appreciation (depreciation)
               during the year                               87,803             317,348             90,946                -
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets
      from operations                                       221,693              89,077            435,804                -
                                                   -----------------   -----------------  -----------------  -----------------

Contract transactions:
          Payments received from
               contract owners                              371,559             646,092             14,474                -
          Transfers between subaccounts
               (including fixed account), net              (989,855)          1,157,206            296,482                -
          Transfers for contract
               benefits and terminations                 (1,024,727)         (1,360,734)           (82,219)               -
          Contract maintenance charges                      (14,152)             (9,611)            (1,044)               -
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                         (1,657,175)            432,953            227,693                -

Increase (decrease) in amounts retained in
      PHLVIC Universal Life Separate Account, net               -                   -            4,657,542                -
                                                   -----------------   -----------------  -----------------  -----------------

          Total increase (decrease) in net assets        (1,435,482)            522,030          5,321,039                -

Net assets at beginning of period                         7,157,213           6,635,183                -                  -
                                                   -----------------   -----------------  -----------------  -----------------
Net assets at end of period                         $     5,721,731     $     7,157,213    $     5,321,039    $           -
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                                                             LORD ABBETT GROWTH AND INCOME -
                                                   LORD ABBETT BOND-DEBENTURE - CLASS VC                CLASS VC
                                                                 SUBACCOUNT                            SUBACCOUNT
                                                   -------------------------------------  ------------------------------------
                                                         2005                 2004              2005                2004
                                                         ----                 ----              ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)              $       239,343     $           -      $        20,607    $           -
          Realized gains (losses)                            65,920                 -              574,605                -
          Unrealized appreciation (depreciation)
               during the year                             (100,883)                -              (32,688)               -
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets
      from operations                                       204,380                 -              562,524                -
                                                   -----------------   -----------------  -----------------  -----------------

Contract transactions:
          Payments received from
               contract owners                               89,100                 -              502,002                -
          Transfers between subaccounts
               (including fixed account), net             3,236,082                 -            9,458,605                -
          Transfers for contract
               benefits and terminations                   (236,187)                -             (677,204)               -
          Contract maintenance charges                       (2,373)                -               (4,749)               -
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                          3,086,622                 -            9,278,654                -

Increase (decrease) in amounts retained in
      PHLVIC Universal Life Separate Account, net         2,650,057                 -                  -                  -
                                                   -----------------   -----------------  -----------------  -----------------

          Total increase (decrease) in net assets         5,941,059                 -            9,841,178                -

Net assets at beginning of period                               -                   -                  -                  -
                                                   -----------------   -----------------  -----------------  -----------------
Net assets at end of period                         $     5,941,059     $           -      $     9,841,178    $           -
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)



                                                   LORD ABBETT MID-CAP VALUE - CLASS VC    MUTUAL SHARES SECURITIES - CLASS 2
                                                                 SUBACCOUNT                            SUBACCOUNT
                                                   -------------------------------------  ------------------------------------
                                                         2005                 2004              2005                2004
                                                         ----                 ----              ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)              $       (23,695)    $           -      $       (39,262)   $      (41,039)
          Realized gains (losses)                           381,926                 -               92,500            50,786
          Unrealized appreciation (depreciation)
               during the year                              215,729                 -              844,953           814,481
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets
      from operations                                       573,960                 -              898,191            824,228
                                                   -----------------   -----------------  -----------------  -----------------

Contract transactions:
          Payments received from
               contract owners                               98,931                 -              299,006            427,904
          Transfers between subaccounts
               (including fixed account), net             4,502,442                 -            2,839,674          1,271,837
          Transfers for contract
               benefits and terminations                   (512,152)                -           (1,659,274)        (1,307,290)
          Contract maintenance charges                       (2,888)                -              (13,790)            (7,057)
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                          4,086,333                 -            1,465,616            385,394

Increase (decrease) in amounts retained in
      PHLVIC Universal Life Separate Account, net         1,604,858                 -                  -                  -
                                                   -----------------   -----------------  -----------------  -----------------

          Total increase (decrease) in net assets         6,265,151                 -            2,363,807          1,209,622

Net assets at beginning of period                               -                   -            8,491,612          7,281,990
                                                   -----------------   -----------------  -----------------  -----------------
Net assets at end of period                         $     6,265,151     $           -      $    10,855,419    $     8,491,612
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)



                                                           PHOENIX MID-CAP GROWTH               PHOENIX STRATEGIC THEME
                                                                 SUBACCOUNT                            SUBACCOUNT
                                                   -------------------------------------  ------------------------------------
                                                         2005                 2004              2005                2004
                                                         ----                 ----              ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)              $      (109,956)    $      (142,994)   $      (200,405)   $      (282,613)
          Realized gains (losses)                          (628,683)         (2,368,853)        (1,286,488)        (2,101,927)
          Unrealized appreciation (depreciation)
               during the year                              922,249           2,945,725          1,210,672          2,959,213
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets
      from operations                                       183,610             433,878           (276,221)           574,673
                                                   -----------------   -----------------  -----------------  -----------------

Contract transactions:
          Payments received from
               contract owners                              287,252             393,016            442,577            734,217
          Transfers between subaccounts
               (including fixed account), net            (1,791,993)         (1,071,934)        (2,936,679)        (2,939,659)
          Transfers for contract
               benefits and terminations                 (1,519,150)         (1,808,475)        (3,517,483)        (4,223,460)
          Contract maintenance charges                      (19,486)            (20,158)           (32,975)           (35,468)
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                         (3,043,377)         (2,507,551)        (6,044,560)        (6,464,370)

Increase (decrease) in amounts retained in
      PHLVIC Universal Life Separate Account, net               -                   -                  -                  -
                                                   -----------------   -----------------  -----------------  -----------------

          Total increase (decrease) in net assets        (2,859,767)         (2,073,673)        (6,320,781)        (5,889,697)

Net assets at beginning of period                        10,607,179          12,680,852         20,165,175         26,054,872
                                                   -----------------   -----------------  -----------------  -----------------
Net assets at end of period                         $     7,747,412     $    10,607,179    $    13,844,394    $    20,165,175
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements


                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                      PHOENIX-ABERDEEN INTERNATIONAL               PHOENIX-AIM GROWTH
                                                                SUBACCOUNT                             SUBACCOUNT
                                                   -------------------------------------  ------------------------------------
                                                         2005                 2004              2005                2004
                                                         ----                 ----              ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)              $     1,371,080     $       820,627    $      (178,494)   $      (207,551)
          Realized gains (losses)                         2,964,661            (700,130)        (5,431,297)           434,496
          Unrealized appreciation (depreciation)
               during the year                            3,440,198           8,793,395          6,145,142              9,102
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets
      from operations                                     7,775,939           8,913,892            535,351            236,047
                                                   -----------------   -----------------  -----------------  -----------------

Contract transactions:
          Payments received from
               contract owners                              735,858             836,899            365,785            567,019
          Transfers between subaccounts
               (including fixed account), net            (1,191,521)           (781,341)        (1,617,133)        (1,279,804)
          Transfers for contract
               benefits and terminations                 (9,327,131)         (9,213,390)        (1,979,304)        (2,310,660)
          Contract maintenance charges                      (60,926)            (63,919)           (27,036)           (31,325)
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                         (9,843,720)         (9,221,751)        (3,257,688)        (3,054,770)

Increase (decrease) in amounts retained in
      PHLVIC Universal Life Separate Account, net        (8,780,742)          8,780,742         (6,175,915)           174,392
                                                   -----------------   -----------------  -----------------  -----------------

          Total increase (decrease) in net assets       (10,848,523)          8,472,883         (8,898,252)        (2,644,331)

Net assets at beginning of period                        62,541,038          54,068,155         16,663,446         19,307,777
                                                   -----------------   -----------------  -----------------  -----------------
Net assets at end of period                         $    51,692,515     $    62,541,038    $     7,765,194    $    16,663,446
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)

                                                       PHOENIX-ALGER SMALL-CAP GROWTH      PHOENIX-ALLIANCE/BERNSTEIN ENHANCED
                                                                 SUBACCOUNT                         INDEX SUBACCOUNT
                                                   -------------------------------------  ------------------------------------
                                                         2005                 2004              2005                2004
                                                         ----                 ----              ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)              $       (44,390)    $       (49,560)   $      (112,048)   $       (65,576)
          Realized gains (losses)                           379,979             (42,451)           352,455            115,353
          Unrealized appreciation (depreciation)
               during the year                             (196,521)              1,692             79,924          1,500,129
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets
      from operations                                       139,068             (90,319)           320,331          1,549,906
                                                   -----------------   -----------------  -----------------  -----------------

Contract transactions:
          Payments received from
               contract owners                              129,051             176,981            366,186            331,550
          Transfers between subaccounts
               (including fixed account), net               (59,932)         (2,153,862)        (1,712,424)         2,366,355
          Transfers for contract
               benefits and terminations                   (226,028)           (321,439)        (3,207,652)        (5,131,267)
          Contract maintenance charges                       (1,081)             (1,685)           (16,308)           (45,754)
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                           (157,990)         (2,300,005)        (4,570,198)        (2,479,116)

Increase (decrease) in amounts retained in
      PHLVIC Universal Life Separate Account, net           326,592           2,299,452                -                 -
                                                   -----------------   -----------------  -----------------  -----------------

          Total increase (decrease) in net assets           307,670             (90,872)        (4,249,867)          (929,210)

Net assets at beginning of period                         3,590,415           3,681,287         20,919,009         21,848,219
                                                   -----------------   -----------------  -----------------  -----------------
Net assets at end of period                         $     3,898,085     $     3,590,415    $    16,669,142    $    20,919,009
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)

                                                     PHOENIX-DUFF & PHELPS REAL ESTATE      PHOENIX-ENGEMANN CAPITAL GROWTH
                                                           SECURITIES SUBACCOUNT                      SUBACCOUNT
                                                   -------------------------------------  ------------------------------------
                                                         2005                 2004              2005                2004
                                                         ----                 ----              ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)              $       105,074     $       224,930    $    (2,438,348)   $    (1,172,790)
          Realized gains (losses)                         2,404,494           2,781,758         (6,254,143)        (9,265,767)
          Unrealized appreciation (depreciation)
               during the year                              335,843           2,453,531         11,638,438         18,633,042
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets
      from operations                                     2,845,411           5,460,219          2,945,947          8,194,485
                                                   -----------------   -----------------  -----------------  -----------------

Contract transactions:
          Payments received from
               contract owners                              812,154             774,523          3,076,057          4,517,862
          Transfers between subaccounts
               (including fixed account), net             1,291,029           1,988,825        (21,665,365)       (14,685,949)
          Transfers for contract
               benefits and terminations                 (3,718,222)         (3,992,726)       (36,945,029)       (41,998,324)
          Contract maintenance charges                      (26,838)            (29,756)          (326,047)          (414,283)
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                         (1,641,877)         (1,259,134)       (55,860,384)       (52,580,694)

Increase (decrease) in amounts retained in
      PHLVIC Universal Life Separate Account, net              -                   -            (2,947,821)         2,947,821
                                                   -----------------   -----------------  -----------------  -----------------

          Total increase (decrease) in net assets         1,203,534           4,201,085        (55,862,258)       (41,438,388)

Net assets at beginning of period                        22,486,795          18,285,710        241,380,219        282,818,607
                                                   -----------------   -----------------  -----------------  -----------------
Net assets at end of period                         $    23,690,329     $    22,486,795    $   185,517,961    $   241,380,219
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)

                                                    PHOENIX-ENGEMANN GROWTH AND INCOME     PHOENIX-ENGEMANN SMALL-CAP GROWTH
                                                                  SUBACCOUNT                           SUBACCOUNT
                                                   -------------------------------------  ------------------------------------
                                                         2005                 2004              2005                2004
                                                         ----                 ----              ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)              $       (85,696)    $         4,970    $       (43,828)   $       (60,517)
          Realized gains (losses)                         1,031,063             206,489           (379,505)          (723,642)
          Unrealized appreciation (depreciation)
               during the year                             (368,994)          1,597,231            643,675            978,750
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets
      from operations                                       576,373           1,808,690            220,342            194,591
                                                   -----------------   -----------------  -----------------  -----------------

Contract transactions:
          Payments received from
               contract owners                            1,012,354             997,721            121,055            179,348
          Transfers between subaccounts
               (including fixed account), net            (1,667,806)          2,627,850           (568,414)          (541,868)
          Transfers for contract
               benefits and terminations                 (4,260,915)         (4,388,818)          (586,813)          (789,428)
          Contract maintenance charges                      (25,711)            (22,379)            (3,979)            (4,176)
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                         (4,942,078)           (785,626)        (1,038,151)        (1,156,124)

Increase (decrease) in amounts retained in
      PHLVIC Universal Life Separate Account, net        (5,825,071)          5,825,071                -                 -
                                                   -----------------   -----------------  -----------------  -----------------

          Total increase (decrease) in net assets       (10,190,776)          6,848,135           (817,809)          (961,533)

Net assets at beginning of period                        27,258,269          20,410,134          3,974,184          4,935,717
                                                   -----------------   -----------------  -----------------  -----------------
Net assets at end of period                         $    17,067,493     $    27,258,269    $     3,156,375    $     3,974,184
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)

                                                   PHOENIX-ENGEMANN STRATEGIC ALLOCATION     PHOENIX-ENGEMANN VALUE EQUITY
                                                                SUBACCOUNT                           SUBACCOUNT
                                                   -------------------------------------  ------------------------------------
                                                         2005                 2004              2005                2004
                                                         ----                 ----              ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)              $     2,137,872     $     3,124,631    $       (20,111)   $       (57,646)
          Realized gains (losses)                         7,349,901           8,459,706            410,048           (558,158)
          Unrealized appreciation (depreciation)
               during the year                           (8,856,518)          1,924,706            167,582          2,565,801
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets
      from operations                                       631,255          13,509,043            557,519          1,949,997
                                                   -----------------   -----------------  -----------------  -----------------

Contract transactions:
          Payments received from
               contract owners                            2,548,588           2,739,950            737,764            637,751
          Transfers between subaccounts
               (including fixed account), net            (7,892,090)         (4,368,063)        (1,865,602)         2,695,849
          Transfers for contract
               benefits and terminations                (34,646,957)        (41,054,988)        (3,514,803)        (3,078,933)
          Contract maintenance charges                     (177,632)           (221,397)           (23,734)           (20,182)
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                        (40,168,091)        (42,904,498)        (4,666,375)           234,485

Increase (decrease) in amounts retained in
      PHLVIC Universal Life Separate Account, net              -                   -                  -                  -
                                                   -----------------   -----------------  -----------------  -----------------

          Total increase (decrease) in net assets       (39,536,836)        (29,395,455)        (4,108,856)         2,184,482

Net assets at beginning of period                       223,475,821         252,871,276         18,378,660         16,194,178
                                                   -----------------   -----------------  -----------------  -----------------
Net assets at end of period                         $   183,938,985     $   223,475,821    $    14,269,804    $    18,378,660
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)

                                                       PHOENIX-GOODWIN MONEY MARKET           PHOENIX-GOODWIN MULTI-SECTOR
                                                                SUBACCOUNT                        FIXED INCOME SUBACCOUNT
                                                   -------------------------------------  ------------------------------------
                                                         2005                 2004              2005                2004
                                                         ----                 ----              ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)              $       313,833     $      (158,269)   $     1,763,955    $     2,928,444
          Realized gains (losses)                              -                      3           (452,155)          (661,453)
          Unrealized appreciation (depreciation)
               during the year                                 -                     (3)        (1,115,930)           866,587
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets                                              -
      from operations                                       313,833            (158,269)           195,870          3,133,578
                                                   -----------------   -----------------  -----------------  -----------------

Contract transactions:
          Payments received from
               contract owners                            3,150,145           3,045,796          1,140,984          1,398,603
          Transfers between subaccounts
               (including fixed account), net             6,206,675            (678,650)        (1,407,061)         3,848,721
          Transfers for contract
               benefits and terminations                 (8,379,969)        (13,210,173)       (11,375,881)       (11,816,307)
          Contract maintenance charges                      (66,169)            (88,631)           (54,723)           (57,871)
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                            910,682         (10,931,658)       (11,696,681)        (6,626,854)

Increase (decrease) in amounts retained in
      PHLVIC Universal Life Separate Account, net              -                   -                  -                  -
                                                   -----------------   -----------------  -----------------  -----------------

          Total increase (decrease) in net assets         1,224,515         (11,089,927)       (11,500,811)        (3,493,276)

Net assets at beginning of period                        26,220,642          37,310,569         58,192,436         61,685,712
                                                   -----------------   -----------------  -----------------  -----------------
Net assets at end of period                         $    27,445,157     $    26,220,642    $    46,691,625    $    58,192,436
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)

                                                       PHOENIX-GOODWIN MULTI-SECTOR          PHOENIX-KAYNE RISING DIVIDENDS
                                                        SHORT TERM BOND SUBACCOUNT                     SUBACCOUNT
                                                   -------------------------------------  ------------------------------------
                                                         2005                 2004              2005                2004
                                                         ----                 ----              ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)              $        71,642     $        55,659    $        (1,356)   $         6,034
          Realized gains (losses)                            (2,795)             14,226             72,741               (969)
          Unrealized appreciation (depreciation)
               during the year                              (66,946)             12,994           (119,150)            61,542
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets
      from operations                                         1,901              82,879            (47,765)            66,607
                                                   -----------------   -----------------  -----------------  -----------------

Contract transactions:
          Payments received from
               contract owners                              126,259             315,128             92,750            313,543
          Transfers between subaccounts
               (including fixed account), net             1,607,879             799,015           (214,298)           974,276
          Transfers for contract
               benefits and terminations                   (410,511)         (1,090,337)          (312,714)          (211,527)
          Contract maintenance charges                         (977)             (1,306)            (2,035)              (988)
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                          1,322,650              22,500           (436,297)         1,075,304

Increase (decrease) in amounts retained in
      PHLVIC Universal Life Separate Account, net              -                   -               (12,625)            22,268
                                                   -----------------   -----------------  -----------------  -----------------

          Total increase (decrease) in net assets         1,324,551             105,379           (496,687)         1,164,179

Net assets at beginning of period                         2,086,809           1,981,430          2,861,617          1,697,438
                                                   -----------------   -----------------  -----------------  -----------------
Net assets at end of period                         $     3,411,360     $     2,086,809    $     2,364,930    $     2,861,617
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)

                                                      PHOENIX-KAYNE SMALL-CAP QUALITY         PHOENIX-LAZARD INTERNATIONAL
                                                             VALUE SUBACCOUNT                   EQUITY SELECT SUBACCOUNT
                                                   -------------------------------------  ------------------------------------
                                                         2005                 2004              2005                2004
                                                         ----                 ----              ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)              $         4,749     $        (2,047)   $         9,422    $            92
          Realized gains (losses)                           119,636              21,606             46,705            176,461
          Unrealized appreciation (depreciation)
               during the year                                5,509             185,274            392,732            173,164
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets
      from operations                                       129,894             204,833            448,859            349,717
                                                   -----------------   -----------------  -----------------  -----------------

Contract transactions:
          Payments received from
               contract owners                               97,058              70,964          1,038,824            601,318
          Transfers between subaccounts
               (including fixed account), net               328,549             791,692          3,231,272          1,254,854
          Transfers for contract
               benefits and terminations                   (267,049)            (78,282)          (558,483)          (262,650)
          Contract maintenance charges                       (1,906)               (625)            (4,833)            (2,286)
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                            156,652             783,749          3,706,780          1,591,236

Increase (decrease) in amounts retained in
      PHLVIC Universal Life Separate Account, net            57,355             143,953               -            (1,221,852)
                                                   -----------------   -----------------  -----------------  -----------------

          Total increase (decrease) in net assets           343,901           1,132,535          4,155,639            719,101

Net assets at beginning of period                         2,283,764           1,151,229          3,197,605          2,478,504
                                                   -----------------   -----------------  -----------------  -----------------
Net assets at end of period                         $     2,627,665     $     2,283,764    $     7,353,244    $     3,197,605
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)

                                                          PHOENIX-NORTHERN DOW 30         PHOENIX-NORTHERN NASDAQ-100 INDEX(R)
                                                                 SUBACCOUNT                            SUBACCOUNT
                                                   -------------------------------------  ------------------------------------
                                                         2005                 2004              2005                2004
                                                         ----                 ----              ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)              $        20,641     $        24,075    $       (51,189)   $       (41,839)
          Realized gains (losses)                          (146,449)            (19,271)          (450,298)          (287,550)
          Unrealized appreciation (depreciation)
               during the year                               62,360             185,791            443,915            655,948
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets
      from operations                                       (63,448)            190,595            (57,572)           326,559
                                                   -----------------   -----------------  -----------------  -----------------

Contract transactions:
          Payments received from
               contract owners                              275,824             293,418            108,473            450,463
          Transfers between subaccounts
               (including fixed account), net              (831,669)             62,925           (310,618)           162,422
          Transfers for contract
               benefits and terminations                 (1,469,728)         (1,453,611)          (495,910)          (478,253)
          Contract maintenance charges                      (10,362)             (9,538)            (9,381)            (5,717)
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                         (2,035,935)         (1,106,806)          (707,436)           128,915

Increase (decrease) in amounts retained in
      PHLVIC Universal Life Separate Account, net              -                   -                  -            (1,883,540)
                                                   -----------------   -----------------  -----------------  -----------------

          Total increase (decrease) in net assets        (2,099,383)           (916,211)          (765,008)        (1,428,066)

Net assets at beginning of period                         7,109,526           8,025,737          4,783,473          6,211,539
                                                   -----------------   -----------------  -----------------  -----------------
Net assets at end of period                         $     5,010,143     $     7,109,526    $     4,018,465    $     4,783,473
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)

                                                     PHOENIX-SANFORD BERNSTEIN MID-CAP     PHOENIX-SANFORD BERNSTEIN SMALL-CAP
                                                             VALUE SUBACCOUNT                     VALUE SUBACCOUNT
                                                   -------------------------------------  ------------------------------------
                                                         2005                 2004              2005                2004
                                                         ----                 ----              ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)              $      (250,215)    $      (209,261)   $      (138,258)   $      (129,390)
          Realized gains (losses)                         2,095,465           1,662,531            819,652          1,183,573
          Unrealized appreciation (depreciation)
               during the year                             (500,834)          1,850,424            (47,422)           878,280
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets
      from operations                                     1,344,416           3,303,694            633,972          1,932,463
                                                   -----------------   -----------------  -----------------  -----------------

Contract transactions:
          Payments received from
               contract owners                              730,755             753,816            253,910            542,038
          Transfers between subaccounts
               (including fixed account), net             1,230,681           2,809,248          1,725,521            546,297
          Transfers for contract
               benefits and terminations                 (3,224,262)         (2,865,403)        (1,890,702)        (1,568,205)
          Contract maintenance charges                      (23,392)            (19,481)           (11,352)            (8,046)
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                         (1,286,218)            678,180             77,377           (487,916)

Increase (decrease) in amounts retained in
      PHLVIC Universal Life Separate Account, net              -                   -                  -                  -
                                                   -----------------   -----------------  -----------------  -----------------

          Total increase (decrease) in net assets            58,198           3,981,874            711,349          1,444,547

Net assets at beginning of period                        21,232,259          17,250,385         10,771,537          9,326,990
                                                   -----------------   -----------------  -----------------  -----------------
Net assets at end of period                         $    21,290,457     $    21,232,259    $    11,482,886    $    10,771,537
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)

                                                        RYDEX VARIABLE TRUST JUNO              RYDEX VARIABLE TRUST NOVA
                                                                SUBACCOUNT                             SUBACCOUNT
                                                   -------------------------------------  ------------------------------------
                                                         2005                 2004              2005                2004
                                                         ----                 ----              ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)              $       (30,402)    $       (30,951)   $          (961)   $          (684)
          Realized gains (losses)                           (14,391)             26,317                 77                 78
          Unrealized appreciation (depreciation)
               during the year                              (80,833)           (209,029)             2,784              5,654
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets
      from operations                                      (125,626)           (213,663)             1,900              5,048
                                                   -----------------   -----------------  -----------------  -----------------

Contract transactions:
          Payments received from
               contract owners                              181,047             518,922             11,741             30,547
          Transfers between subaccounts
               (including fixed account), net               (48,977)            499,103               (187)            24,497
          Transfers for contract
               benefits and terminations                   (150,528)             (4,365)              (268)              (123)
          Contract maintenance charges                       (5,539)             (1,472)               (52)                (3)
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                            (23,997)          1,012,188             11,234             54,918

Increase (decrease) in amounts retained in
      PHLVIC Universal Life Separate Account, net              -                   -                  -                   -
                                                   -----------------   -----------------  -----------------  -----------------

          Total increase (decrease) in net assets          (149,623)            798,525             13,134             59,966

Net assets at beginning of period                         1,862,080           1,063,555             63,000              3,034
                                                   -----------------   -----------------  -----------------  -----------------
Net assets at end of period                         $     1,712,457     $     1,862,080    $        76,134    $        63,000
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)

                                                   RYDEX VARIABLE TRUST SECTOR ROTATION       SCUDDER VIT EQUITY 500 INDEX -
                                                                 SUBACCOUNT                        CLASS A SUBACCOUNT
                                                   -------------------------------------  ------------------------------------
                                                         2005                 2004              2005                2004
                                                         ----                 ----              ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)              $        (8,959)    $        (7,998)   $        18,770    $       (20,669)
          Realized gains (losses)                             6,233              52,759            356,492             97,340
          Unrealized appreciation (depreciation)
               during the year                               94,995                (987)          (118,692)           702,925
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets
      from operations                                        92,269              43,774            256,570            779,596
                                                   -----------------   -----------------  -----------------  -----------------

Contract transactions:
          Payments received from
               contract owners                               10,128              42,555            548,944            600,269
          Transfers between subaccounts
               (including fixed account), net               593,461              (2,991)           443,100          1,943,473
          Transfers for contract
               benefits and terminations                   (108,412)           (281,464)        (2,077,424)        (1,680,864)
          Contract maintenance charges                         (787)               (437)           (17,811)            (6,224)
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                            494,390            (242,337)        (1,103,191)           856,654

Increase (decrease) in amounts retained in
      PHLVIC Universal Life Separate Account, net              -                   -                  -                  -
                                                   -----------------   -----------------  -----------------  -----------------

          Total increase (decrease) in net assets           586,659            (198,563)          (846,621)         1,636,250

Net assets at beginning of period                           544,840             743,403          9,335,179          7,698,929
                                                   -----------------   -----------------  -----------------  -----------------
Net assets at end of period                         $     1,131,499     $       544,840    $     8,488,558    $     9,335,179
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)

                                                            TECHNOLOGY - CLASS I             TEMPLETON DEVELOPING MARKETS
                                                                SUBACCOUNT                SECURITIES - CLASS 1     SUBACCOUNT
                                                   -------------------------------------  ------------------------------------
                                                         2005                 2004              2005                2004
                                                         ----                 ----              ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)              $       (36,031)    $       (55,387)   $           537    $         4,245
          Realized gains (losses)                        (3,227,368)         (5,397,540)            45,864              7,391
          Unrealized appreciation (depreciation)
               during the year                            3,165,451           5,171,381            174,262            164,868
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets
      from operations                                       (97,948)           (281,546)           220,663            176,504
                                                   -----------------   -----------------  -----------------  -----------------

Contract transactions:
          Payments received from
               contract owners                              103,131             227,903              3,250              3,000
          Transfers between subaccounts
               (including fixed account), net              (450,299)           (934,555)           134,481             42,319
          Transfers for contract
               benefits and terminations                   (510,851)           (712,520)          (278,577)           (42,548)
          Contract maintenance charges                      (10,443)            (10,439)              (688)              (596)
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                           (868,462)         (1,429,611)          (141,534)             2,175

Increase (decrease) in amounts retained in
      PHLVIC Universal Life Separate Account, net              -                   -                  -                  -
                                                   -----------------   -----------------  -----------------  -----------------

          Total increase (decrease) in net assets          (966,410)         (1,711,157)            79,129            178,679

Net assets at beginning of period                         3,582,192           5,293,349            907,439            728,760
                                                   -----------------   -----------------  -----------------  -----------------
Net assets at end of period                         $     2,615,782     $     3,582,192    $       986,568    $       907,439
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)

                                                       TEMPLETON DEVELOPING MARKETS          TEMPLETON FOREIGN SECURITIES -
                                                      SECURITIES - CLASS 2 SUBACCOUNT              CLASS 1 SUBACCOUNT
                                                   -------------------------------------  ------------------------------------
                                                         2005                 2004              2005                2004
                                                         ----                 ----              ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)              $         1,458     $        10,573    $       (19,266)   $       (63,739)
          Realized gains (losses)                           (21,516)            (79,855)         1,041,787            726,091
          Unrealized appreciation (depreciation)
               during the year                              437,711             435,926          1,066,539          3,361,572
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets
      from operations                                       417,653             366,644          2,089,060          4,023,924
                                                   -----------------   -----------------  -----------------  -----------------

Contract transactions:
          Payments received from
               contract owners                               11,114              21,055             36,703             92,980
          Transfers between subaccounts
               (including fixed account), net              (105,377)            (61,367)          (492,923)          (178,413)
          Transfers for contract
               benefits and terminations                   (206,879)           (227,005)        (3,016,975)        (3,713,103)
          Contract maintenance charges                       (1,805)             (2,447)           (16,563)           (19,362)
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                           (302,947)           (269,764)        (3,489,758)        (3,817,898)

Increase (decrease) in amounts retained in
      PHLVIC Universal Life Separate Account, net              -                   -                  -                  -
                                                   -----------------   -----------------  -----------------  -----------------

          Total increase (decrease) in net assets           114,706              96,880         (1,400,698)           206,026

Net assets at beginning of period                         1,840,569           1,743,689         26,200,448         25,994,422
                                                   -----------------   -----------------  -----------------  -----------------
Net assets at end of period                         $     1,955,275     $     1,840,569    $    24,799,750    $    26,200,448
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)

                                                      TEMPLETON FOREIGN SECURITIES -      TEMPLETON GLOBAL ASSET ALLOCATION -
                                                            CLASS 2 SUBACCOUNT                    CLASS 1 SUBACCOUNT
                                                   -------------------------------------  ------------------------------------
                                                         2005                 2004              2005                2004
                                                         ----                 ----              ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)              $        (8,446)    $       (15,562)   $     1,047,759    $       662,656
          Realized gains (losses)                          (120,058)           (454,237)         1,481,039          2,374,757
          Unrealized appreciation (depreciation)
               during the year                              772,499           1,562,420         (1,594,205)         2,516,636
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets
      from operations                                       643,995           1,092,621            934,593          5,554,049
                                                   -----------------   -----------------  -----------------  -----------------

Contract transactions:
          Payments received from
               contract owners                              549,600             528,860            145,939            182,946
          Transfers between subaccounts
               (including fixed account), net               442,856             422,364            (98,773)           229,287
          Transfers for contract
               benefits and terminations                 (1,196,975)         (2,104,676)        (4,094,051)        (6,720,115)
          Contract maintenance charges                       (9,398)            (24,177)           (30,868)           (35,396)
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                           (213,917)         (1,177,629)        (4,077,753)        (6,343,278)

Increase (decrease) in amounts retained in
      PHLVIC Universal Life Separate Account, net              -                   -                  -                  -
                                                   -----------------   -----------------  -----------------  -----------------

          Total increase (decrease) in net assets           430,078             (85,008)        (3,143,160)          (789,229)

Net assets at beginning of period                         7,374,723           7,459,731         43,295,712         44,084,941
                                                   -----------------   -----------------  -----------------  -----------------
Net assets at end of period                         $     7,804,801     $     7,374,723    $    40,152,552    $    43,295,712
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)

                                                    TEMPLETON GLOBAL ASSET ALLOCATION -   TEMPLETON GLOBAL INCOME SECURITIES -
                                                             CLASS 2 SUBACCOUNT                   CLASS 1 SUBACCOUNT
                                                   -------------------------------------  ------------------------------------
                                                         2005                 2004              2005                2004
                                                         ----                 ----              ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)              $        61,504     $        46,944    $       248,462    $       505,706
          Realized gains (losses)                           (36,254)           (165,283)            39,077             44,209
          Unrealized appreciation (depreciation)
               during the year                               20,287             489,759           (511,090)            70,711
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets
      from operations                                        45,537             371,420           (223,551)           620,626
                                                   -----------------   -----------------  -----------------  -----------------

Contract transactions:
          Payments received from
               contract owners                               58,353              90,223             17,631              9,080
          Transfers between subaccounts
               (including fixed account), net              (142,466)           (115,771)           357,547           (165,380)
          Transfers for contract
               benefits and terminations                   (423,873)           (798,142)          (431,971)          (471,273)
          Contract maintenance charges                       (2,839)            (10,188)            (3,227)            (4,151)
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                           (510,825)           (833,878)           (60,020)          (631,724)

Increase (decrease) in amounts retained in
      PHLVIC Universal Life Separate Account, net              -                   -                  -                  -
                                                   -----------------   -----------------  -----------------  -----------------

          Total increase (decrease) in net assets          (465,288)           (462,458)          (283,571)           (11,098)

Net assets at beginning of period                         2,819,756           3,282,214          5,209,456          5,220,554
                                                   -----------------   -----------------  -----------------  -----------------
Net assets at end of period                         $     2,354,468     $     2,819,756    $     4,925,885    $     5,209,456
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)

                                                       TEMPLETON GROWTH SECURITIES -      TEMPLETON GROWTH SECURITIES - CLASS 2
                                                             CLASS 1 SUBACCOUNT                        SUBACCOUNT
                                                   -------------------------------------  ------------------------------------
                                                         2005                 2004              2005                2004
                                                         ----                 ----              ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)              $      (139,217)    $      (123,076)   $       (16,319)   $        (9,515)
          Realized gains (losses)                           275,875          (1,251,874)            78,779             44,586
          Unrealized appreciation (depreciation)
               during the year                            6,323,686          14,005,786            735,585          1,313,125
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets
      from operations                                     6,460,344          12,630,836            798,045          1,348,196
                                                   -----------------   -----------------  -----------------  -----------------
Contract transactions:
          Payments received from
               contract owners                              477,572             253,589            429,991            442,268
          Transfers between subaccounts
               (including fixed account), net            (1,503,849)            936,128          1,105,022            991,387
          Transfers for contract
               benefits and terminations                (11,962,429)        (13,150,969)        (2,126,981)        (1,279,582)
          Contract maintenance charges                      (61,130)            (68,443)           (16,838)           (13,320)
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                        (13,049,836)        (12,029,695)          (608,806)           140,753

Increase (decrease) in amounts retained in
      PHLVIC Universal Life Separate Account, net              -                   -                  -                  -
                                                   -----------------   -----------------  -----------------  -----------------

          Total increase (decrease) in net assets        (6,589,492)            601,141            189,239          1,488,949

Net assets at beginning of period                        95,644,403          95,043,262         10,850,529          9,361,580
                                                   -----------------   -----------------  -----------------  -----------------
Net assets at end of period                         $    89,054,911     $    95,644,403    $    11,039,768    $    10,850,529
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)

                                                        WANGER INTERNATIONAL SELECT          WANGER INTERNATIONAL SMALL CAP
                                                                SUBACCOUNT                             SUBACCOUNT
                                                   -------------------------------------  ------------------------------------
                                                         2005                 2004              2005                2004
                                                         ----                 ----              ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)              $        38,399     $       (39,419)   $      (101,870)   $      (326,891)
          Realized gains (losses)                            16,567             (11,629)         5,564,901          2,510,588
          Unrealized appreciation (depreciation)
               during the year                              707,760             916,551          5,412,315         12,688,303
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets
      from operations                                       762,726             865,503         10,875,346         14,872,000
                                                   -----------------   -----------------  -----------------  -----------------

Contract transactions:
          Payments received from
               contract owners                              168,349             191,656          1,085,755          1,241,367
          Transfers between subaccounts
               (including fixed account), net               732,510             445,561           (651,202)        (1,201,456)
          Transfers for contract
               benefits and terminations                   (675,984)           (429,658)       (12,207,673)       (11,258,094)
          Contract maintenance charges                       (8,708)             (9,285)           (64,708)           (61,876)
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                            216,167             198,274        (11,837,828)       (11,280,059)

Increase (decrease) in amounts retained in
      PHLVIC Universal Life Separate Account, net              -                   -                  -                  -
                                                   -----------------   -----------------  -----------------  -----------------

          Total increase (decrease) in net assets           978,893           1,063,777           (962,482)         3,591,941

Net assets at beginning of period                         4,901,049           3,837,272         62,137,460         58,545,519
                                                   -----------------   -----------------  -----------------  -----------------
Net assets at end of period                         $     5,879,942     $     4,901,049    $    61,174,978    $    62,137,460
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)

                                                               WANGER SELECT                  WANGER U.S. SMALLER COMPANIES
                                                                SUBACCOUNT                             SUBACCOUNT
                                                   -------------------------------------  ------------------------------------
                                                         2005                 2004              2005                2004
                                                         ----                 ----              ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)              $       (86,930)    $       (82,110)   $    (1,164,319)   $    (1,342,733)
          Realized gains (losses)                           558,665             211,740         14,555,834         12,007,798
          Unrealized appreciation (depreciation)
               during the year                              138,455             925,442         (5,128,263)         5,035,414
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets
      from operations                                       610,190           1,055,072          8,263,252         15,700,479
                                                   -----------------   -----------------  -----------------  -----------------

Contract transactions:
          Payments received from
               contract owners                              252,815             265,580          1,628,871          1,824,093
          Transfers between subaccounts
               (including fixed account), net               251,525             528,511         (2,867,604)        (4,129,915)
          Transfers for contract
               benefits and terminations                   (697,801)           (934,139)       (21,400,002)       (22,492,852)
          Contract maintenance charges                       (6,221)             (8,772)          (105,150)          (149,501)
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                           (199,682)           (148,820)       (22,743,885)       (24,948,175)

Increase (decrease) in amounts retained in
      PHLVIC Universal Life Separate Account, net              -                   -                  -                  -
                                                   -----------------   -----------------  -----------------  -----------------

          Total increase (decrease) in net assets           410,508             906,252        (14,480,633)        (9,247,696)

Net assets at beginning of period                         7,127,781           6,221,529        103,301,043        112,548,739
                                                   -----------------   -----------------  -----------------  -----------------
Net assets at end of period                         $     7,538,289     $     7,127,781    $    88,820,410    $   103,301,043
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION

The Phoenix Life Variable Accumulation Account (the "Separate Account"), is a separate investment account of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a wholly-owned subsidiary of The Phoenix Companies, Inc. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established June 21, 1982. The Separate Account currently consists of 54 subaccounts that invest in shares of an underlying fund. The underlying funds include The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Lazard Retirement Series, Lord Abbett Series Fund, Inc., The Rydex Variable Trust, Scudder Investments VIT Funds, The Universal Institutional Funds, Inc. and Wanger Advisors Trust (collectively, the "Funds").

The Separate Account invests in the following subaccounts:

   ---------------------------------------------------------------------------
   AIM V.I. Capital Appreciation Fund - Class I
   ---------------------------------------------------------------------------
   AIM V.I. Mid Cap Core Equity Fund - Class I
   ---------------------------------------------------------------------------
   AIM V.I. Premier Equity Fund - Class I
   ---------------------------------------------------------------------------
   Alger American Leveraged AllCap Portfolio - Class O
   ---------------------------------------------------------------------------
   Federated Fund for U.S. Government Securities II
   ---------------------------------------------------------------------------
   Federated High Income Bond Fund II - Primary Shares
   ---------------------------------------------------------------------------
   Fidelity VIP Contrafund(R) Portfolio - Service Class
   ---------------------------------------------------------------------------
   Fidelity VIP Growth Opportunities Portfolio - Service Class
   ---------------------------------------------------------------------------
   Fidelity VIP Growth Portfolio - Service Class
   ---------------------------------------------------------------------------
   Lazard Retirement Small Cap Portfolio
   ---------------------------------------------------------------------------
   Lord Abbett Bond-Debenture Portfolio - Class VC
   ---------------------------------------------------------------------------
   Lord Abbett Growth and Income Portfolio - Class VC
   ---------------------------------------------------------------------------
   Lord Abbett Mid-Cap Value Portfolio - Class VC
   ---------------------------------------------------------------------------
   Mutual Shares Securities Fund - Class 2 (included in Franklin Templeton Variable Insurance Product Trust funds)
   ---------------------------------------------------------------------------
   Phoenix Mid-Cap Growth Series
   ---------------------------------------------------------------------------
   Phoenix Strategic Theme Series
   ---------------------------------------------------------------------------
   Phoenix-Aberdeen International Series
   ---------------------------------------------------------------------------
   Phoenix-AIM Growth Series
   ---------------------------------------------------------------------------
   Phoenix-Alger Small-Cap Growth Series
   ---------------------------------------------------------------------------
   Phoenix-Alliance/Bernstein Enhanced Index Series
   ---------------------------------------------------------------------------
   Phoenix-Duff & Phelps Real Estate Securities Series
   ---------------------------------------------------------------------------
   Phoenix-Engemann Capital Growth Series
   ---------------------------------------------------------------------------
   Phoenix-Engemann Growth and Income Series
   ---------------------------------------------------------------------------
   Phoenix-Engemann Small-Cap Growth Series
   ---------------------------------------------------------------------------
   Phoenix-Engemann Strategic Allocation Series
   ---------------------------------------------------------------------------
   Phoenix-Engemann Value Equity Series
   ---------------------------------------------------------------------------
   Phoenix-Goodwin Money Market Series
   ---------------------------------------------------------------------------
   Phoenix-Goodwin Multi-Sector Fixed Income Series
   ---------------------------------------------------------------------------
   Phoenix-Goodwin Multi-Sector Short Term Bond Series
   ---------------------------------------------------------------------------
   Phoenix-Kayne Rising Dividends Series
   ---------------------------------------------------------------------------
   Phoenix-Kayne Small-Cap Quality Value Series
   ---------------------------------------------------------------------------
   Phoenix-Lazard International Equity Select Series
   ---------------------------------------------------------------------------
   Phoenix-Northern Dow 30 Series
   ---------------------------------------------------------------------------
   Phoenix-Northern Nasdaq-100 Index(R) Series
   ---------------------------------------------------------------------------
   Phoenix-Sanford Bernstein Mid-Cap Value Series
   ---------------------------------------------------------------------------
   Phoenix-Sanford Bernstein Small-Cap Value Series
   ---------------------------------------------------------------------------
   Rydex Variable Trust Juno Fund
   ---------------------------------------------------------------------------
   Rydex Variable Trust Nova Fund
   ---------------------------------------------------------------------------

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

   ---------------------------------------------------------------------------
   Rydex Variable Trust Sector Rotation Fund
   ---------------------------------------------------------------------------
   Scudder VIT Equity 500 Index Fund- Class A
   ---------------------------------------------------------------------------
   Technology Portfolio - Class I (included in Universal Institutional
   Funds, Inc funds)
   ---------------------------------------------------------------------------
   Templeton Developing Markets Securities Fund - Class 1
   ---------------------------------------------------------------------------
   Templeton Developing Markets Securities Fund - Class 2
   ---------------------------------------------------------------------------
   Templeton Foreign Securities Fund - Class 1
   ---------------------------------------------------------------------------
   Templeton Foreign Securities Fund - Class 2
   ---------------------------------------------------------------------------
   Templeton Global Asset Allocation Fund - Class 1
   ---------------------------------------------------------------------------
   Templeton Global Asset Allocation Fund - Class 2
   ---------------------------------------------------------------------------
   Templeton Global Income Securities Fund - Class 1
   ---------------------------------------------------------------------------
   Templeton Growth Securities Fund - Class 1
   ---------------------------------------------------------------------------
   Templeton Growth Securities Fund - Class 2
   ---------------------------------------------------------------------------
   Wanger International Select
   ---------------------------------------------------------------------------
   Wanger International Small Cap
   ---------------------------------------------------------------------------
   Wanger Select
   ---------------------------------------------------------------------------
   Wanger U.S. Smaller Companies
   ---------------------------------------------------------------------------


Additionally, policy owners also may direct the allocation of their investments between the Separate Account and the Guaranteed Interest Account.

The financial statements are presented at a total aggregate separate account level and not at the individual product level as was the case in previous years.

Comparative year information for the year ended December 31, 2004 and prior year financial highlight data (December 31, 2001 through December 31, 2004) have been reformatted to be consistent with the current year presentation.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies of the Separate Account, which are in accordance with accounting principles generally accepted in the United States of America in the investment company industry:

A. VALUATION OF INVESTMENTS: Investments are made exclusively in the Funds and are valued at the reported net asset values per share of the respective subaccounts.

B. INVESTMENT TRANSACTIONS AND RELATED INCOME: Investment transactions are recorded on the trade date. Realized gains and losses on the sales of shares of the Funds are computed on the basis of the identified cost of the share sold. Dividend income and gains from investments are recorded on the ex-distribution date.

C. INCOME TAXES: The Separate Account is not a separate entity from Phoenix, and under current federal income tax law, income arising from the Separate Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

D. USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.

E. DISTRIBUTIONS: Distributions from the Funds are recorded by each subaccount on the ex-dividend date.

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF INVESTMENTS

      The cost of purchases and proceeds from sales of investments for the period ended December 31, 2005 were as follows:


SUBACCOUNT                                                             PURCHASES                       SALES
----------                                                             ---------                       -----
      AIM V.I. Capital Appreciation Fund - Class I                   $   1,249,930                 $    850,791
      AIM V.I. Mid Cap Core Equity Fund - Class I                          837,012                      539,363
      AIM V.I. Premier Equity Fund - Class I                               408,021                      601,516
      Alger American Leveraged AllCap Portfolio - Class O                  631,307                    1,526,586
      Federated Fund for U.S. Government Securities II                   6,638,751                    8,173,303
      Federated High Income Bond Fund II - Primary Shares                3,318,278                    2,426,186
      Fidelity VIP Contrafund(R) Portfolio - Service Class              10,605,505                    7,134,329
      Fidelity VIP Growth Opportunities Portfolio - Service Class        1,009,867                      425,012
      Fidelity VIP Growth Portfolio - Service Class                        782,255                    2,500,182
      Lazard Retirement Small Cap Portfolio                              5,305,201                      209,033
      Lord Abbett Bond-Debenture Portfolio - Class VC                    6,491,654                      467,189
      Lord Abbett Growth and Income Portfolio - Class VC                10,901,654                    1,027,443
      Lord Abbett Mid-Cap Value Portfolio - Class VC                     6,886,101                      949,298
      Mutual Shares Securities Fund - Class 2                            3,540,663                    2,090,778
      Phoenix Mid-Cap Growth Series                                        656,905                    3,821,128
      Phoenix Strategic Theme Series                                     1,063,250                    7,329,180
      Phoenix-Aberdeen International Series                              4,404,245                   22,677,865
      Phoenix-AIM Growth Series                                            550,993                   10,579,255
      Phoenix-Alger Small-Cap Growth Series                                753,114                      638,498
      Phoenix-Alliance/Bernstein Enhanced Index Series                   1,485,785                    6,197,574
      Phoenix-Duff & Phelps Real Estate Securities Series                5,960,577                    6,360,293
      Phoenix-Engemann Capital Growth Series                             3,177,321                   64,686,848
      Phoenix-Engemann Growth and Income Series                          4,407,145                   15,388,469
      Phoenix-Engemann Small-Cap Growth Series                             797,782                    1,883,858
      Phoenix-Engemann Strategic Allocation Series                      12,653,735                   45,809,956
      Phoenix-Engemann Value Equity Series                               1,153,291                    5,858,458
      Phoenix-Goodwin Money Market Series                               20,832,925                   19,638,622
      Phoenix-Goodwin Multi-Sector Fixed Income Series                   5,936,691                   15,929,017
      Phoenix-Goodwin Multi-Sector Short Term Bond Series                2,008,219                      616,212
      Phoenix-Kayne Rising Dividends Series                                581,428                    1,005,341
      Phoenix-Kayne Small-Cap Quality Value Series                         903,447                      651,847
      Phoenix-Lazard International Equity Select Series                  4,700,764                      953,949
      Phoenix-Northern Dow 30 Series                                       586,853                    2,609,533
      Phoenix-Northern Nasdaq-100 Index(R) Series                          701,693                    1,465,184
      Phoenix-Sanford Bernstein Mid-Cap Value Series                     5,531,099                    5,551,589
      Phoenix-Sanford Bernstein Small-Cap Value Series                   3,784,567                    3,229,086
      Rydex Variable Trust Juno Fund                                       240,228                      297,214
      Rydex Variable Trust Nova Fund                                        12,140                        1,948
      Rydex Variable Trust Sector Rotation Fund                            636,343                      151,430
      Scudder VIT Equity 500 Index Fund - Class A                        3,017,032                    4,111,262
      Technology Portfolio - Class I                                       374,316                    1,282,623
      Templeton Developing Markets Securities Fund - Class 1               160,623                      302,636
      Templeton Developing Markets Securities Fund - Class 2                38,740                      341,989
      Templeton Foreign Securities Fund - Class 1                          460,259                    3,998,674
      Templeton Foreign Securities Fund - Class 2                        1,560,384                    1,790,288
      Templeton Global Asset Allocation Fund - Class 1                   2,024,348                    5,102,408
      Templeton Global Asset Allocation Fund - Class 2                     169,940                      622,117
      Templeton Global Income Securities Fund - Class 1                    754,404                      571,760
      Templeton Growth Securities Fund - Class 1                         2,499,309                   15,795,139
      Templeton Growth Securities Fund - Class 2                         2,187,691                    2,823,747

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

Note 3--Purchases and Proceeds from Sales of Investments (Continued)


      Wanger International Select                                    $   1,587,085                 $  1,337,325
      Wanger International Small Cap                                     3,904,819                   15,906,628
      Wanger Select                                                      1,457,085                    1,256,816
      Wanger U.S. Smaller Companies                                      3,259,427                   27,273,215
                                                                     --------------               --------------
                                                                     $ 165,582,201                $ 354,769,990
                                                                     ==============              ===============

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--CHANGES IN UNITS OUTSTANDING


                                                 -----------------------------------------------------------------------------------
The changes in units outstanding were as follows:     For period ended December 31, 2005       For period ended December 31, 2004

                                                           UNITS       UNITS      NET INCREASE   UNITS        UNITS     NET INCREASE
                                                           -----       -----      ------------   -----        -----     ------------
SUBACCOUNT                                                 ISSUED     REDEEMED     (DECREASE)    ISSUED      REDEEMED    (DECREASE)
----------                                                 ------     --------     ----------    ------      --------    ----------
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Class I             1,359,774     (906,166)      453,608   1,232,731     (691,515)     541,216
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund - Class I                618,842     (472,326)      146,516   6,000,932      (12,622)   5,988,310
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund - Class I                     443,667     (673,303)     (229,636)    385,753     (819,528)    (433,775)
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio - Class O        962,335   (2,376,982)   (1,414,647)  1,609,351   (3,321,211)  (1,711,860)
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II         4,872,246   (6,511,250)   (1,639,004)  5,012,740   (6,650,577)  (1,637,837)
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary Shares      2,445,765   (1,959,803)      485,962   1,454,868   (4,713,776)  (3,258,908)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio -
Service Class                                            9,800,257   (5,799,685)    4,000,572   8,495,294   (3,564,129)   4,931,165
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio -
Service Class                                            1,177,263     (544,377)      632,886     465,433     (820,743)    (355,310)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio - Service Class            1,200,128   (3,831,002)   (2,630,874)  4,676,059   (4,317,248)     358,811
------------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio                    5,019,112     (150,659)    4,868,453           -            -          -
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio - Class VC          6,236,639     (419,803)    5,816,836           -            -          -
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio - Class VC      10,330,562     (943,753)    9,386,809           -            -          -
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio - Class VC           6,643,607     (853,476)    5,790,131           -            -          -
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund - Class 2                  2,311,625   (1,344,740)      966,885   1,738,278   (1,411,089)     327,189
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                              573,223   (3,026,294)   (2,453,071)  1,420,848   (3,573,547)  (2,152,699)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Theme Series                             814,406   (5,256,578)   (4,442,172)  1,155,688   (5,756,595)  (4,600,907)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                    1,202,369   (9,586,429)   (8,384,060)  5,942,920   (6,854,847)    (911,927)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                                  953,474  (16,537,331)  (15,583,857)  2,094,020   (7,542,899)  (5,448,879)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                      271,250     (386,421)     (115,171)    758,271     (837,595)     (79,324)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series         1,278,119   (5,401,210)   (4,123,091)  3,630,730   (5,699,817)  (2,069,087)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series      1,536,526   (1,706,487)     (169,961)  2,115,683   (2,290,060)    (174,377)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                     875,459  (15,790,248)  (14,914,789)  2,639,889  (12,460,438)  (9,820,549)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series                3,651,238  (12,591,577)   (8,940,339) 10,272,668   (5,962,958)   4,309,710
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series                 1,178,280   (2,728,004)   (1,549,724)  2,201,098   (4,301,743)  (2,100,645)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series               761,410   (8,481,875)   (7,720,465)  1,428,712   (8,834,265)  (7,405,553)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                       780,634   (4,112,995)   (3,332,361)  4,264,584   (3,800,128)     464,456
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                     14,082,866  (10,483,007)    3,599,859  11,981,267  (17,052,050)  (5,070,783)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series         1,338,421   (3,924,748)   (2,586,327)  4,816,696   (5,099,268)    (282,572)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series      1,831,458     (566,887)    1,264,571   3,311,952   (3,265,676)      46,276
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                      462,026     (840,861)     (378,835)  1,406,294     (470,037)     936,257
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series               531,801     (426,976)      104,825     834,837     (257,549)     577,288
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series        3,256,496     (633,145)    2,623,351   1,641,325   (1,379,341)     261,984
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                             516,077   (2,668,457)   (2,152,380)  1,297,337   (2,532,995)  (1,235,658)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series              1,664,770   (2,820,438)   (1,155,668)  4,405,613  (10,104,924)  (5,699,311)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series           2,629,072   (3,436,591)     (807,519)  3,803,548   (3,238,248)     565,300
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series         1,803,450   (1,747,942)       55,508   2,765,486   (2,975,451)    (209,965)
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                             278,096     (304,058)      (25,962)  1,269,233     (261,428)   1,007,805
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                               8,852         (502)        8,350      44,113         (449)      43,664
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                  473,662     (106,330)      367,332     262,683     (474,907)    (212,224)
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund - Class A              2,600,210   (3,586,822)     (986,612)  3,378,180   (2,518,882)     859,298
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio - Class I                           1,280,152   (4,538,722)   (3,258,570)  3,445,559   (8,738,709)  (5,293,150)
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund - Class 1     165,804     (298,693)     (132,889)    145,677     (134,783)      10,894
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund - Class 2      16,666     (343,219)     (326,553)     35,393     (381,559)    (346,166)
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund - Class 1                 55,830   (1,347,857)   (1,292,027)    346,168   (1,951,959)  (1,605,791)
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund - Class 2              1,146,552   (1,289,102)     (142,550)  1,413,779   (2,363,500)    (949,721)
------------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund - Class 1           102,257   (1,088,646)     (986,389)    340,503   (2,053,826)  (1,713,323)
------------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund - Class 2            46,155     (360,539)     (314,384)     80,890     (637,587)    (556,697)
------------------------------------------------------------------------------------------------------------------------------------

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

Note 4--Changes in Units Outstanding (Continued)


                                                 -----------------------------------------------------------------------------------
The changes in units outstanding were as follows:     For period ended December 31, 2005       For period ended December 31, 2004

                                                           UNITS       UNITS      NET INCREASE   UNITS        UNITS     NET INCREASE
                                                           -----       -----      ------------   -----        -----     ------------
SUBACCOUNT                                                 ISSUED     REDEEMED     (DECREASE)    ISSUED      REDEEMED    (DECREASE)
----------                                                 ------     --------     ----------    ------      --------    ----------
------------------------------------------------------------------------------------------------------------------------------------
Templeton Global Income Securities Fund - Class 1          157,206     (179,895)      (22,689)     79,027     (328,779)    (249,752)
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund - Class 1                 315,179   (3,262,167)   (2,946,988)    981,731   (4,037,037)  (3,055,306)
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund - Class 2               1,338,824   (1,660,382)     (321,558)  1,534,493   (1,382,542)     151,951
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                822,303     (686,441)      135,862     742,165     (585,909)     156,256
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                           1,190,937   (3,972,067)   (2,781,130)  1,603,798   (4,936,892)  (3,333,094)
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                              503,751     (584,774)      (81,023)    959,490   (1,002,432)    (42,942)
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                            1,368,068   (7,428,985)   (6,060,917)  2,077,901   (9,454,816)  (7,376,915)
------------------------------------------------------------------------------------------------------------------------------------

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS

A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios (excluding expenses of the underlying fund) and total return ratios for each of the five years in the periods ended December 31, 2005, 2004, 2003, 2002 and 2001 follows:

                              At December 31,                                          For the periods ended December 31,
             -----------------------------------------------------   ---------------------------------------------------------------
                                   Unit                      Net       Investment           Expense                    Total
                Units             Value                     Assets       Income             Ratio (2)                 Return (3)
               (000's)        (Lowest to Highest)          (000's)      Ratio (1)      (Lowest to Highest)      (Lowest to Highest)
             -----------------------------------------------------   ---------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Class I

    2005            2,807        0.94 to        1.13        2,824          0.07%        0.90% to     1.80%     (0.93%)to      7.86%
    2004            2,353        0.87 to        1.05        2,181              -        0.90% to     1.80%      4.71% to      5.67%
    2003            1,812        0.83 to        0.99        1,568              -        0.90% to     1.80%      1.40% to     33.13%
    2002              787        0.65 to        0.77          523              -        0.90% to     1.80%    (25.42%)to      0.76%
    2001(24)          149        0.86 to        0.93          130              -        0.90% to     1.40%    (13.52%)to      3.21%

AIM V.I. Mid Cap Core Equity Fund - Class I

    2005            6,135        1.07 to        1.08        6,626          0.53%        0.90% to     1.80%      5.69% to      6.65%
    2004(32)        5,988        1.02 to        1.02        6,087          2.30%        0.90% to     1.80%      1.84% to      1.91%
    2003                -           - to           -            -              -            - to         -          - to          -
    2002                -           - to           -            -              -            - to         -          - to          -
    2001                -           - to           -            -              -            - to         -          - to          -

AIM V.I. Premier Equity Fund - Class I

    2005            1,800        0.83 to        0.99        1,642          0.82%        0.90% to     1.80%      3.76% to      4.71%
    2004            2,030        0.80 to        0.95        1,752          0.43%        0.90% to     1.80%      3.87% to      9.10%
    2003            2,463        0.76 to        0.91        2,029          0.28%        0.90% to     1.80%     11.44% to     23.95%
    2002            3,073        0.62 to        0.73        2,048          0.39%        0.90% to     1.40%    (31.24%)to     (2.11%)
    2001(25)        1,640        0.89 to        0.97        1,583          0.54%        0.90% to     1.40%    (10.85%)to      2.74%

Alger American Leveraged AllCap Portfolio - Class O

    2005            5,217        0.65 to        1.30        3,790              -        0.90% to     1.80%     12.39% to     13.42%
    2004            6,658        0.58 to        1.15        4,213              -        0.90% to     1.80%      1.32% to      7.21%
    2003            8,370        0.54 to        0.94        4,868              -        0.90% to     1.80%      8.23% to     33.51%
    2002            6,412        0.40 to        0.70        2,802          0.01%        0.90% to     1.65%    (34.82%)to    (13.02%)
    2001(8)         4,824        0.62 to        0.92        3,180              -        0.90% to    1.375%    (18.06%)to     (8.14%)

Federated Fund for U.S. Government Securities II

    2005           15,806        1.00 to        1.32       19,120          3.99%        0.50% to     1.80%     (0.01%)to      1.52%
    2004           17,445        1.08 to        1.31       21,036          4.48%        0.50% to     1.80%      1.75% to      3.09%
    2003           19,082        1.04 to        1.28       22,848          3.86%        0.50% to     1.80%     (0.03%)to      1.44%
    2002           24,070        1.06 to        1.26       29,241          2.51%        0.90% to     1.80%      2.47% to      8.07%
    2001(13)       10,673        1.03 to        1.17       12,192          2.80%        0.90% to     1.40%      3.47% to      5.96%

Federated High Income Bond Fund II - Primary Shares

    2005            4,605        1.20 to        1.34        5,707          7.39%       0.90% to     1.80%       0.82% to      1.74%
    2004            4,119        1.19 to        1.32        5,048          9.62%       0.90% to     1.80%       8.47% to      9.47%
    2003            7,378        1.09 to        1.21        8,317          6.15%       0.90% to     1.80%      20.02% to     21.12%
    2002            4,412        0.90 to        1.00        7,015         11.59%       0.90% to     1.80%      (1.83%)to      2.99%
    2001(23)        3,847        0.90 to        0.99        3,517          9.08%       0.90% to    1.375%      (2.45%)to      0.36%

Fidelity VIP Contrafund(R) Portfolio - Service Class

    2005           20,609        1.19 to        1.49       25,307          0.17%       0.90% to     1.80%      14.75% to     15.80%
    2004           16,608        1.03 to        1.29       18,099          0.22%       0.90% to     1.80%      11.45% to     14.30%
    2003           11,677        0.91 to        1.13       10,797          0.32%       0.90% to     1.80%      26.04% to     27.20%
    2002            9,515        0.72 to        0.90        6,870          0.46%       0.90% to     1.80%     (10.67%)to     (0.63%)
    2001(12)        4,249        0.80 to        0.94        3,429          0.44%       0.90% to    1.375%     (13.57%)to     (6.26%)


                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                              At December 31,                                          For the periods ended December 31,
             -----------------------------------------------------   ---------------------------------------------------------------
                                   Unit                      Net       Investment           Expense                    Total
                Units             Value                     Assets       Income             Ratio (2)                 Return (3)
               (000's)        (Lowest to Highest)          (000's)      Ratio (1)      (Lowest to Highest)      (Lowest to Highest)
             -----------------------------------------------------   ---------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio - Service Class

    2005            2,134        0.79 to        1.15        1,881          0.70%        0.90% to    1.80%      (1.09%)to      7.89%
    2004            1,501        0.73 to        1.07        1,174          0.54%        0.90% to    1.80%      (0.92%)to      6.10%
    2003            1,857        0.70 to        1.01        1,499          0.53%        0.90% to    1.80%      10.07% to     30.86%
    2002            1,429        0.54 to        0.79          804          0.79%        0.90% to    1.40%     (23.01%)to     (1.79%)
    2001(8)         1,118        0.70 to        0.94          804          0.18%        0.90% to    1.40%     (15.91%)to      6.00%

Fidelity VIP Growth Portfolio - Service Class

    2005            7,833        0.66 to        1.00        5,722          0.42%        0.90% to    1.80%       3.78% to      4.73%
    2004           10,464        0.63 to        0.95        7,157          0.16%        0.90% to    1.80%       1.40% to      2.33%
    2003           10,105        0.62 to        0.93        6,636          0.18%        0.90% to    1.80%       1.62% to     31.59%
    2002            9,253        0.47 to        0.71        4,493          0.11%        0.90% to    1.80%     (31.18%)to     (0.97%)
    2001(7)         5,707        0.69 to        0.92        3,964              -        0.90% to    1.40%     (21.09%)to     (7.24%)

Lazard Retirement Small Cap Portfolio

    2005(34)        4,868        1.09 to        1.09        5,321              -        1.00% to    1.80%       9.31% to     11.83%
    2004                -           - to           -            -              -            - to        -           - to          -
    2003                -           - to           -            -              -            - to        -           - to          -
    2002                -           - to           -            -              -            - to        -           - to          -
    2001                -           - to           -            -              -            - to        -           - to          -

Lord Abbett Bond-Debenture Portfolio - Class VC

    2005(34)        5,817        1.02 to        1.02        5,941          7.84%        0.90% to    1.80%       2.16% to      4.69%
    2004                -           - to           -            -              -            - to        -           - to          -
    2003                -           - to           -            -              -            - to        -           - to          -
    2002                -           - to           -            -              -            - to        -           - to          -
    2001                -           - to           -            -              -            - to        -           - to          -

Lord Abbett Growth and Income Portfolio - Class VC

    2005(34)        9,387        1.04 to        1.05        9,841          1.67%        0.90% to    1.80%      (0.69%)to      8.58%
    2004                -           - to           -            -              -            - to        -           - to          -
    2003                -           - to           -            -              -            - to        -           - to          -
    2002                -           - to           -            -              -            - to        -           - to          -
    2001                -           - to           -            -              -            - to        -           - to          -

Lord Abbett Mid-Cap Value Portfolio - Class VC

    2005(33)        5,790        1.08 to        1.09        6,265          0.69%        0.90% to    1.80%       8.22% to     13.50%
    2004                -           - to           -            -              -            - to        -           - to          -
    2003                -           - to           -            -              -            - to        -           - to          -
    2002                -           - to           -            -              -            - to        -           - to          -
    2001                -           - to           -            -              -            - to        -           - to          -

Mutual Shares Securities Fund - Class 2

    2005            6,886        1.29 to        1.68       10,855          0.88%        0.90% to    1.80%       8.57% to      9.56%
    2004            5,919        1.19 to        1.54        8,492          0.76%        0.90% to    1.80%       8.77% to     11.62%
    2003            5,592        1.07 to        1.38        7,282          1.04%        0.90% to    1.80%      22.90% to     24.02%
    2002            5,282        0.87 to        1.12        5,692          0.96%        0.90% to    1.80%     (15.90%)to     (0.26%)
    2001(4)         3,904        0.99 to        1.29        4,921          1.72%        0.90% to    1.40%      (0.86%)to      5.70%

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                              At December 31,                                          For the periods ended December 31,
             -----------------------------------------------------   ---------------------------------------------------------------
                                   Unit                      Net       Investment           Expense                    Total
                Units             Value                     Assets       Income             Ratio (2)                 Return (3)
               (000's)        (Lowest to Highest)          (000's)      Ratio (1)      (Lowest to Highest)      (Lowest to Highest)
             -----------------------------------------------------   ---------------------------------------------------------------

Phoenix Mid-Cap Growth Series

    2005            6,358        0.72 to        1.32        7,747              -        0.90% to    1.80%       2.31% to      3.24%
    2004            8,811        0.70 to        1.29       10,607              -        0.90% to    1.80%       4.80% to      5.76%
    2003           10,964        0.66 to        1.22       12,681              -        0.90% to    1.80%      26.52% to     27.68%
    2002           12,955        0.52 to        0.96       11,874              -        0.90% to    1.80%     (33.45%)to     (0.02%)
    2001(12)       14,407        0.78 to        1.44       20,143              -        0.90% to    1.40%     (26.32%)to    (10.65%)

Phoenix Strategic Theme Series

    2005            9,845        0.63 to        1.60       13,844              -        0.90% to    1.40%      (0.23%)to      0.27%
    2004           14,287        0.63 to        1.59       20,165              -        0.90% to    1.40%       3.96% to      4.49%
    2003           18,888        0.60 to        1.53       26,055              -        0.90% to    1.40%      35.34% to     36.03%
    2002           21,709        0.44 to        1.12       22,303              -        0.90% to    1.40%     (35.89%)to     (5.36%)
    2001(5)        30,008        0.68 to        1.75       49,249              -        0.90% to    1.40%     (31.69%)to     (1.09%)

Phoenix-Aberdeen International Series

    2005           21,108        1.17 to        2.82       51,693          3.63%        0.90% to    1.80%      16.44% to     17.51%
    2004           29,492        0.99 to        2.40       62,541          2.81%        0.90% to    1.80%      18.61% to     19.70%
    2003           30,404        0.83 to        2.01       54,069          1.92%        0.90% to    1.80%      23.54% to     30.68%
    2002           33,446        0.63 to        1.54       46,449          1.01%        0.90% to    1.38%     (15.98%)to    (15.57%)
    2001(5)        43,570        0.75 to        1.82       72,522              -        0.90% to   1.375%     (25.10%)to    (19.09%)

Phoenix-AIM Growth Series

    2005           11,564        0.63 to        1.16        7,765              -        0.90% to    1.80%       6.90% to      7.87%
    2004           27,148        0.58 to        1.08       16,663          0.09%        0.90% to    1.80%      (0.51%)to      3.27%
    2003           32,597        0.57 to        0.88       19,306              -        0.90% to    1.80%       1.35% to     26.42%
    2002           25,452        0.47 to        0.73       12,580              -        0.90% to    1.80%     (29.84%)to      2.72%
    2001(19)       26,691        0.67 to        0.93       18,643              -        0.90% to    1.40%     (24.90%)to     15.47%

Phoenix-Alger Small-Cap Growth Series

    2005            2,228        1.72 to        1.77        3,898              -        1.00% to    1.80%      13.57% to     14.49%
    2004            2,343        1.51 to        1.54        3,590              -        1.00% to    1.80%     (10.23%)to      1.10%
    2003            2,422        1.51 to        1.53        3,679              -        1.00% to    1.80%      22.75% to     61.19%
    2002(27)        1,542        1.00 to        1.00        1,547              -        1.10% to    1.25%      (1.94%)to      0.36%
    2001                -           - to           -            -              -            - to        -           - to          -
Phoenix-Alliance/Bernstein Enhanced Index Series

    2005           15,857        0.87 to        1.27       16,669          1.19%        0.90% to     2.25%       1.36% to     2.76%
    2004           19,980        0.85 to        1.24       20,919          1.41%        0.90% to     2.25%       6.68% to     8.85%
    2003           22,049        0.78 to        1.15       21,846          1.13%        0.90% to     2.25%      23.39% to    25.09%
    2002           21,356        0.63 to        0.92       17,719          0.91%        0.90% to     2.25%     (25.40%)to    (0.42%)
    2001(7)        20,830        0.83 to        1.22       24,392          0.73%        0.90% to     2.25%     (16.71%)to    18.70%

Phoenix-Duff & Phelps Real Estate Securities Series

    2005            6,201        1.10 to        4.70       23,690          1.73%        0.90% to     1.80%      (0.52%)to    14.06%
    2004            6,371        1.96 to        4.12       22,487          2.46%        0.90% to     1.80%      32.27% to    33.48%
    2003            6,545        1.47 to        3.09       18,287          3.43%        0.90% to     1.80%      35.78% to    37.02%
    2002            7,377        1.08 to        2.26       15,556          3.91%        0.90% to     1.80%      (3.16%)to    11.07%
    2001(27)        6,983        1.02 to        2.04       13,678          4.02%        0.90% to     1.40%      (0.16%)to    10.15%

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                              At December 31,                                          For the periods ended December 31,
             -----------------------------------------------------   ---------------------------------------------------------------
                                   Unit                      Net       Investment           Expense                    Total
                Units             Value                     Assets       Income             Ratio (2)                 Return (3)
               (000's)        (Lowest to Highest)          (000's)      Ratio (1)      (Lowest to Highest)      (Lowest to Highest)
             -----------------------------------------------------   ---------------------------------------------------------------

Phoenix-Engemann Capital Growth Series

    2005           30,573        0.63 to        9.58      185,518          0.06%        0.90% to    1.80%      (4.41%)to      2.78%
    2004           45,488        0.61 to        9.33      241,380          0.80%        0.90% to    1.80%       3.08% to      4.03%
    2003           55,308        0.59 to        8.98      282,819          0.10%        0.90% to    1.80%       9.56% to     25.35%
    2002           62,992        0.47 to        7.17      271,408              -        0.90% to    1.80%     (25.86%)to     (0.10%)
    2001(5)        75,714        0.63 to        9.63      474,426          0.06%        0.90% to    1.40%     (36.89%)to    (10.57%)

Phoenix-Engemann Growth and Income Series

    2005           14,300        0.97 to        1.28       17,067          0.93%        0.90% to    1.80%      (0.77%)to      3.86%
    2004           23,241        0.93 to        1.23       27,258          1.32%        0.90% to    1.80%       8.49% to      9.48%
    2003           18,931        0.85 to        1.13       20,410          1.14%        0.90% to    1.80%       1.75% to     26.32%
    2002           21,648        0.67 to        0.89       18,605          0.75%        0.90% to    1.80%     (23.60%)to     (2.31%)
    2001(5)        26,500        0.88 to        1.16       30,025          0.48%        0.90% to    1.40%     (12.25%)to      6.32%

Phoenix-Engemann Small-Cap Growth Series

    2005            4,050        0.65 to        1.33        3,156              -        0.90% to    1.80%       7.38% to      8.36%
    2004            5,600        0.61 to        1.23        3,974              -        0.90% to    1.80%       7.72% to      8.71%
    2003            7,701        0.56 to        1.13        4,935              -        0.90% to    1.80%      19.15% to     45.11%
    2002            8,000        0.39 to        0.78        3,471              -        0.90% to    1.80%     (29.80%)to     13.82%
    2001(5)         8,363        0.55 to        0.89        5,119          0.04%        0.90% to    1.40%     (31.66%)to     34.63%

Phoenix-Engemann Strategic Allocation Series

    2005           33,852        1.10 to        6.70      183,939          2.29%        0.90% to    1.80%      (0.04%)to      0.88%
    2004           41,573        1.10 to        6.65      223,476          2.56%        0.90% to    1.80%       5.53% to      6.49%
    2003           48,978        1.03 to        6.25      252,871          2.63%        0.90% to    1.80%       0.85% to     18.79%
    2002           56,431        0.88 to        5.26      251,882          2.77%        0.90% to    1.80%     (12.82%)to     (6.27%)
    2001(22)       43,801        1.00 to        6.01      228,995          2.48%        0.90% to    1.40%       0.27% to      6.12%

Phoenix-Engemann Value Equity Series

    2005           10,385        0.92 to        1.56       14,270          1.12%        0.90% to    1.80%       3.54% to      4.48%
    2004           13,718        0.89 to        1.50       18,379          0.90%        0.90% to    1.80%      10.88% to     11.90%
    2003           13,253        0.79 to        1.34       16,194          0.94%        0.90% to    1.80%      21.65% to     22.76%
    2002           15,551        0.65 to        1.10       15,961          0.88%        0.90% to    1.80%     (23.03%)to     11.98%
    2001(6)        16,287        0.84 to        1.42       22,453          0.82%        0.90% to    1.40%     (19.10%)to    (14.94%)

Phoenix-Goodwin Money Market Series

    2005           16,027        0.97 to        2.62       27,445          2.52%        0.90% to    2.25%       0.01% to      1.66%
    2004           12,427        0.97 to        2.58       26,221          0.77%        0.90% to    1.80%      (1.02%)to     (0.11%)
    2003           17,498        0.98 to        2.58       37,311          0.71%        0.90% to    1.80%      (1.13%)to     (0.22%)
    2002           29,458        1.00 to        2.59       63,742          1.41%        0.90% to    1.80%      (0.28%)to      0.51%
    2001(18)       41,386        1.01 to        2.58       84,689          3.63%        0.90% to    1.40%       0.09% to      2.78%

Phoenix-Goodwin Multi-Sector Fixed Income Series

    2005           12,812        1.01 to        5.97       46,692          4.71%        0.90% to    1.80%      (0.04%)to      0.87%
    2004           15,399        1.27 to        5.93       58,192          6.09%        0.90% to    1.80%       4.91% to      5.88%
    2003           15,681        1.21 to        5.61       61,686          6.64%        0.90% to    1.80%       4.85% to     13.54%
    2002           16,887        1.07 to        4.94       64,044          7.04%        0.90% to    1.80%       5.68% to      9.01%
    2001(14)       19,126        1.01 to        4.54       71,037          7.89%        0.90% to    1.40%       0.24% to      5.02%


                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                              At December 31,                                          For the periods ended December 31,
             -----------------------------------------------------   ---------------------------------------------------------------
                                   Unit                      Net       Investment           Expense                    Total
                Units             Value                     Assets       Income             Ratio (2)                 Return (3)
               (000's)        (Lowest to Highest)          (000's)      Ratio (1)      (Lowest to Highest)      (Lowest to Highest)
             -----------------------------------------------------   ---------------------------------------------------------------

Phoenix-Goodwin Multi-Sector Short Term Bond Series

    2005            3,250        1.04 to        1.07        3,411          3.87%        0.90% to    1.80%      (0.46%)to      0.45%
    2004            1,985        1.04 to        1.07        2,087          3.97%        0.90% to    1.80%       3.02% to      5.87%
    2003(29)        1,939        1.02 to        1.02        1,981          4.98%        0.90% to    1.80%       1.81% to      4.48%
    2002                -           - to           -            -              -            - to        -           - to          -
    2001                -           - to           -            -              -            - to        -           - to          -

Phoenix-Kayne Rising Dividends Series

    2005            2,061        1.09 to        1.16        2,365          1.26%        0.90% to    1.80%      (2.69%)to     (1.80%)
    2004            2,440        1.11 to        1.18        2,862          1.56%        0.90% to    1.80%       2.18% to      4.31%
    2003            1,503        1.12 to        1.14        1,698          0.78%        0.90% to    1.80%       6.02% to     26.22%
    2002(27)          582        0.96 to        0.96          560          0.51%        1.00% to    1.80%      (4.92%)to      5.35%
    2001                -           - to           -            -              -            - to        -           - to          -

Phoenix-Kayne Small-Cap Quality Value Series

    2005            1,647        1.57 to        1.62        2,628          1.46%        0.90% to    1.80%       7.14% to     13.17%
    2004            1,542        1.46 to        1.49        2,284          1.15%        1.00% to    1.80%      15.58% to     24.43%
    2003              964        1.18 to        1.20        1,151          0.59%        1.00% to    1.80%       9.89% to     32.13%
    2002(27)          506        1.00 to        1.01          509          1.91%        1.25% to    1.80%       0.52% to      2.19%
    2001                -           - to           -            -              -            - to        -           - to          -

Phoenix-Lazard International Equity Select Series

    2005            4,915        1.09 to        1.52        7,353          1.53%        0.90% to    1.80%      (0.65%)to      8.91%
    2004            2,291        1.38 to        1.41        3,198          1.32%        0.90% to    1.80%      13.77% to     14.81%
    2003            2,029        1.21 to        1.23        2,479          0.88%        0.90% to    1.80%       0.55% to     34.54%
    2002            1,160        0.95 to        0.95        1,106              -        0.90% to    1.80%      (4.69%)to      4.77%
    2001(26)            -           - to           -            -              -            - to        -           - to          -

Phoenix-Northern Dow 30 Series

    2005            5,100        0.96 to        1.08        5,010          1.63%        0.90% to    1.80%      (0.77%)to      0.14%
    2004            7,252        0.96 to        1.09        7,110          1.59%        0.90% to    1.80%       2.79% to      3.73%
    2003            8,488        0.93 to        1.05        8,025          1.66%        0.90% to    1.80%      25.11% to     26.26%
    2002            8,569        0.74 to        0.84        6,409          1.07%        0.90% to    1.80%     (16.66%)to      5.14%
    2001(9)        13,041        0.89 to        0.98       11,624          1.13%        0.90% to   1.375%      (7.81%)to     (6.18%)

Phoenix-Northern Nasdaq-100 Index(R) Series

    2005            8,334        0.37 to        1.09        4,018              -        0.90% to    1.80%      (5.02%)to      0.34%
    2004            9,489        0.37 to        1.09        4,783          0.49%        0.90% to    1.80%       8.06% to      9.05%
    2003           15,189        0.34 to        1.00        6,211              -        0.90% to    1.80%       3.60% to     47.51%
    2002            9,417        0.23 to        0.68        2,581              -        0.90% to    1.80%     (38.44%)to     12.57%
    2001(17)       10,567        0.38 to        1.03        4,491              -        0.90% to   1.375%     (33.99%)to      2.80%

Phoenix-Sanford Bernstein Mid-Cap Value Series

    2005           12,353        1.06 to        2.02       21,290          0.11%        0.90% to    1.80%      (0.59%)to      6.76%
    2004           13,161        1.41 to        1.89       21,232          0.18%        0.90% to    1.80%      18.24% to     19.32%
    2003           12,596        1.19 to        1.59       17,252          0.19%        0.90% to    1.80%      38.44% to     39.71%
    2002           14,742        0.85 to        1.13       14,553          0.87%        0.90% to    1.80%     (15.23%)to      0.11%
    2001(7)        13,849        1.07 to        1.25       15,127          1.54%        0.90% to    1.40%      17.67% to     23.36%

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                              At December 31,                                          For the periods ended December 31,
             -----------------------------------------------------   ---------------------------------------------------------------
                                   Unit                      Net       Investment           Expense                    Total
                Units             Value                     Assets       Income             Ratio (2)                 Return (3)
               (000's)        (Lowest to Highest)          (000's)      Ratio (1)      (Lowest to Highest)      (Lowest to Highest)
             -----------------------------------------------------   ---------------------------------------------------------------

Phoenix-Sanford Bernstein Small-Cap Value Series

    2005            6,028        1.57 to        2.00       11,483              -        0.90% to    1.80%       5.53% to      6.50%
    2004            5,973        1.48 to        1.89       10,772              -        0.90% to    1.80%      15.78% to     21.57%
    2003            6,183        1.22 to        1.56        9,327              -        0.90% to    1.80%      41.28% to     42.57%
    2002            7,147        0.86 to        1.10        7,686          0.45%        0.90% to    1.80%     (20.90%)to     (9.36%)
    2001(15)        5,770        1.07 to        1.22        6,945          0.84%        0.90% to   1.375%       6.76% to     17.04%

Rydex Variable Trust Juno Fund

    2005            1,996        0.86 to        0.87        1,712              -        1.10% to    1.80%      (6.94%)to     (5.51%)
    2004            2,022        0.92 to        0.93        1,862              -        1.25% to    1.80%     (12.27%)to    (11.78%)
    2003(30)        1,014        1.05 to        1.05        1,063              -        1.25% to    1.80%      (7.66%)to      3.77%
    2002                -           - to           -            -              -            - to        -           - to          -
    2001                -           - to           -            -              -            - to        -           - to          -

Rydex Variable Trust Nova Fund

    2005               55        1.39 to        1.42           76          0.33%        1.10% to    1.80%       2.10% to      6.34%
    2004               46        1.36 to        1.37           63          0.06%        1.65% to    1.80%      10.61% to     12.56%
    2003(31)            3        1.21 to        1.21            3              -        1.80% to    1.80%      10.71% to     10.71%
    2002                -           - to           -            -              -            - to        -           - to          -
    2001                -           - to           -            -              -            - to        -           - to          -

Rydex Variable Trust Sector Rotation Fund

    2005              800        1.40 to        1.43        1,131              -        0.90% to    1.80%       2.97% to     13.65%
    2004              433        1.25 to        1.27          545              -        1.00% to    1.80%       8.72% to     11.33%
    2003(28)          645        1.15 to        1.15          743              -        1.00% to    1.80%       0.92% to     15.29%
    2002                -           - to           -            -              -            - to        -           - to          -
    2001                -           - to           -            -              -            - to        -           - to          -

Scudder VIT Equity 500 Index Fund - Class A

    2005            7,371        1.04 to        1.18        8,489          1.52%        0.90% to    1.80%      (0.77%)to      3.74%
    2004            8,357        1.07 to        1.14        9,335          1.06%        0.90% to    1.80%       8.60% to      9.60%
    2003            7,498        0.98 to        1.04        7,699          1.07%        0.90% to    1.80%       6.19% to     27.00%
    2002            3,744        0.78 to        0.82        3,047          3.21%        0.90% to    1.80%     (24.72%)to      3.75%
    2001(16)          152        1.05 to        1.05          161              -        1.25% to    1.25%      (0.05%)to     (0.05%)

Technology Portfolio - Class I

    2005            8,524        0.27 to        0.83        2,616              -        0.90% to    1.80%      (2.07%)to     (1.17%)
    2004           11,782        0.27 to        0.84        3,582              -        0.90% to    1.80%      (3.41%)to     (2.53%)
    2003           17,075        0.28 to        0.86        5,292              -        0.90% to    1.80%      22.09% to     46.44%
    2002           16,967        0.19 to        0.59        3,549          0.01%        0.90% to    1.80%     (49.67%)to      0.46%
    2001(8)        19,355        0.38 to        0.68        7,892              -        0.90% to   1.375%     (52.06%)to    (32.45%)

Templeton Developing Markets Securities Fund - Class 1

    2005              836        1.18 to        1.18          987          1.45%       1.375% to   1.375%      26.01% to     26.01%
    2004              969        0.94 to        0.94          907          1.93%       1.375% to   1.375%      23.12% to     23.12%
    2003              958        0.76 to        0.76          729          1.28%       1.375% to   1.375%      51.63% to     51.63%
    2002              967        0.50 to        0.50          485          1.57%       1.375% to   1.375%      (1.34%)to     (1.34%)
    2001            1,375        0.51           0.51          699          0.22%       1.375% to   1.375%      (9.36%)to     (9.36%)

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                              At December 31,                                          For the periods ended December 31,
             -----------------------------------------------------   ---------------------------------------------------------------
                                   Unit                      Net       Investment           Expense                    Total
                Units             Value                     Assets       Income             Ratio (2)                 Return (3)
               (000's)        (Lowest to Highest)          (000's)      Ratio (1)      (Lowest to Highest)      (Lowest to Highest)
             -----------------------------------------------------   ---------------------------------------------------------------

Templeton Developing Markets Securities Fund - Class 2

    2005            1,627        1.11 to        2.49        1,955          1.29%        0.90% to   1.375%      25.68% to     26.28%
    2004            1,954        0.88 to        1.98        1,841          1.84%        0.90% to   1.375%      23.00% to     23.59%
    2003            2,300        0.71 to        1.61        1,744          1.22%        0.90% to   1.375%      50.89% to     51.62%
    2002            2,791        0.47 to        1.07        1,391          1.40%        0.90% to   1.375%      (1.52%)to     (1.05%)
    2001(21)        3,699        0.48 to        1.09        1,869          0.86%        0.90% to   1.375%      (9.36%)to     (2.67%)

Templeton Foreign Securities Fund - Class 1

    2005            8,549        2.90 to        2.90       24,800          1.31%       1.375% to   1.375%       8.96% to      8.96%
    2004            9,841        2.66 to        2.66       26,200          1.15%       1.375% to   1.375%      17.24% to     17.24%
    2003           11,447        2.27 to        2.27       25,994          1.95%       1.375% to   1.375%      30.73% to     30.73%
    2002           14,467        1.74 to        1.74       25,130          1.76%       1.375% to   1.375%     (19.53%)to    (19.53%)
    2001           17,343        2.16 to        2.16       37,436          3.09%       1.375% to   1.375%     (16.92%)to    (16.92%)

Templeton Foreign Securities Fund - Class 2

    2005            5,477        1.14 to        1.51        7,805          1.18%        0.90% to    1.80%       8.19% to      9.18%
    2004            5,619        1.05 to        1.39        7,374          1.09%        0.90% to    1.80%      16.40% to     17.46%
    2003            6,569        0.89 to        1.18        7,460          1.75%        0.90% to    1.80%      29.84% to     31.02%
    2002            6,889        0.68 to        0.91        6,021          1.59%        0.90% to    1.80%     (23.00%)to      0.74%
    2001(13)        7,020        0.85 to        1.13        7,578          2.96%        0.90% to    1.40%     (17.16%)to     (6.10%)

Templeton Global Asset Allocation Fund - Class 1

    2005            9,444        4.25 to        4.25       40,153          3.93%       1.375% to   1.375%       2.43% to      2.43%
    2004           10,430        4.15 to        4.15       43,296          2.98%       1.375% to   1.375%      14.34% to     14.34%
    2003           12,143        3.63 to        3.63       44,085          2.80%       1.375% to   1.375%      30.49% to     30.49%
    2002           14,059        2.78 to        2.78       39,114          1.92%       1.375% to   1.375%      (5.48%)to     (5.48%)
    2001           17,827        2.94 to        2.94       52,499          1.43%       1.375% to   1.375%     (10.96%)to    (10.96%)

Templeton Global Asset Allocation Fund - Class 2

    2005            1,388        1.32 to        1.72        2,354          3.69%        0.90% to   1.375%       2.13% to      2.63%
    2004            1,703        1.29 to        1.69        2,819          2.85%        0.90% to   1.375%      14.13% to     14.68%
    2003            2,259        1.12 to        1.48        3,282          2.60%        0.90% to   1.375%      30.14% to     30.77%
    2002            2,688        0.86 to        1.13        2,995          1.77%        0.90% to   1.375%      (5.70%)to     (5.25%)
    2001(14)        3,334        0.91 to        1.20        3,945          1.30%        0.90% to   1.375%     (11.19%)to      4.97%

Templeton Global Income Securities Fund - Class 1

    2005            1,794        2.75 to        2.75        4,926          6.27%       1.375% to   1.375%      (4.24%)to     (4.24%)
    2004            1,816        2.87 to        2.87        5,209         11.48%       1.375% to   1.375%      13.51% to     13.51%
    2003            2,066        2.53 to        2.53        5,221          7.82%       1.375% to   1.375%      21.03% to     21.03%
    2002            2,184        2.09 to        2.09        4,560          1.14%       1.375% to   1.375%      19.77% to     19.77%
    2001            2,527        1.74 to        1.74        4,405          3.59%       1.375% to   1.375%       1.13% to      1.13%

Templeton Growth Securities Fund - Class 1

    2005           18,989        4.69 to        4.69       89,055          1.23%       1.375% to   1.375%       7.56% to      7.56%
    2004           21,936        4.36 to        4.36       95,644          1.27%       1.375% to   1.375%      14.65% to     14.65%
    2003           24,992        3.80 to        3.80       95,043          1.68%       1.375% to   1.375%      30.80% to     30.80%
    2002           29,377        2.91 to        2.91       85,413          2.37%       1.375% to   1.375%     (19.44%)to    (19.44%)
    2001           35,206        3.61 to        3.61      127,068          2.05%       1.375% to   1.375%      (2.35%)to     (2.35%)

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                              At December 31,                                          For the periods ended December 31,
             -----------------------------------------------------   ---------------------------------------------------------------
                                   Unit                      Net       Investment           Expense                    Total
                Units             Value                     Assets       Income             Ratio (2)                 Return (3)
               (000's)        (Lowest to Highest)          (000's)      Ratio (1)      (Lowest to Highest)      (Lowest to Highest)
             -----------------------------------------------------   ---------------------------------------------------------------

Templeton Growth Securities Fund - Class 2

    2005            6,452        1.27 to        1.84       11,040          1.13%        0.90% to    1.80%       6.91% to      7.89%
    2004            6,773        1.18 to        1.70       10,850          1.20%        0.90% to    1.80%      10.17% to     14.98%
    2003            6,621        1.03 to        1.48        9,362          1.54%        0.90% to    1.80%      20.24% to     30.95%
    2002            6,439        0.79 to        1.13        7,078          2.27%        0.90% to    1.80%     (22.75%)to    (15.74%)
    2001(11)        5,407        0.98 to        1.41        7,437         17.22%        0.90% to   1.375%      (2.67%)to      1.45%

Wanger International Select

    2005            2,933        1.20 to        2.12        5,880          1.98%        0.90% to    1.80%       9.93% to     15.38%
    2004            2,798        1.04 to        1.84        4,901          0.31%        0.90% to    1.80%      22.10% to     23.22%
    2003            2,641        0.85 to        1.50        3,837          0.30%        0.90% to    1.80%      38.70% to     39.97%
    2002            2,556        0.61 to        1.08        2,676              -        0.90% to    1.80%     (16.46%)to      2.51%
    2001(20)        3,084        0.72 to        1.29        3,830          0.13%        0.90% to   1.375%     (27.63%)to     (9.80%)

Wanger International Small Cap

    2005           14,620        1.17 to        4.66       61,175          1.09%        0.90% to    1.80%       0.65% to     20.44%
    2004           17,402        1.24 to        3.88       62,137          0.73%        0.90% to    1.80%      27.93% to     29.10%
    2003           20,735        0.96 to        3.02       58,545          0.33%        0.90% to    1.80%       1.89% to     47.53%
    2002           24,245        0.65 to        2.05       47,038              -        0.90% to    1.80%     (21.93%)to    (14.61%)
    2001           29,763        0.76 to        2.41       68,019              -        0.90% to    1.40%     (23.70%)to     (7.16%)

Wanger Select

    2005            3,368        1.50 to        2.42        7,538              -        0.90% to    1.80%       8.51% to      9.50%
    2004            3,449        1.39 to        2.22        7,128              -        0.90% to    1.80%      14.29% to     18.23%
    2003            3,532        1.16 to        1.89        6,222              -        0.90% to    1.80%       8.09% to     40.86%
    2002            3,421        0.82 to        1.46        4,740              -        0.90% to    1.65%      (9.71%)to      5.10%
    2001(21)        3,349        1.08 to        1.61        5,165              -        0.90% to    1.40%       5.04% to     15.73%

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                              At December 31,                                          For the periods ended December 31,
             -----------------------------------------------------   ---------------------------------------------------------------
                                   Unit                      Net       Investment           Expense                    Total
                Units             Value                     Assets       Income             Ratio (2)                 Return (3)
               (000's)        (Lowest to Highest)          (000's)      Ratio (1)      (Lowest to Highest)      (Lowest to Highest)
             -----------------------------------------------------   ---------------------------------------------------------------

Wanger U.S. Smaller Companies

    2005           24,888        1.46 to        4.34       88,820              -        0.90% to    1.80%       9.26% to     10.26%
    2004           30,949        1.34 to        3.94      103,301              -        0.90% to    1.80%       9.63% to     17.27%
    2003           38,326        1.16 to        3.36      112,548              -        0.90% to    1.80%      40.65% to     41.93%
    2002           45,751        0.82 to        2.37       96,875              -        0.90% to    1.80%     (19.62%)to      1.66%
    2001(10)       55,558        1.01 to        2.88      145,432          0.07%        0.90% to    1.40%      (4.08%)to     10.27%









(1) The investment income ratios represent the annualized dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the daily average net assets. These ratios exclude those expenses, such as mortality and expense charges that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2) The expense ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(3) The total returns are for the periods indicated, including changes in the value of the underlying fund, and the expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total return is presented as the minimum and maximum return for the units invested in the subaccount. While the subaccount may be active in a given year, certain units may be initiated during the year. The corresponding return on those units, which is for the partial year, may cause the minimum and maximum total return for all the units in that subaccount to deviate outside the range of the expense ratios presented.

(4) From inception January 26, 2001 to December 31, 2001.          (20) From inception March 26, 2001 to December 31, 2001.
(5) From inception January 30, 2001 to December 31, 2001.          (21) From inception March 27, 2001 to December 31, 2001.
(6) From inception January 31, 2001 to December 31, 2001.          (22) From inception March 28, 2001 to December 31, 2001.
(7) From inception February 1, 2001 to December 31, 2001.          (23) From inception April 4, 2001 to December 31, 2001.
(8) From inception February 2, 2001 to December 31, 2001.          (24) From inception May 3, 2001 to December 31, 2001.
(9) From inception February 15, 2001 to December 31, 2001.         (25) From inception July 23, 2001 to December 31, 2001.
(10) From inception February 20, 2001 to December 31, 2001.        (26) From inception November 19, 2001 to December 31, 2001.
(11) From inception February 22, 2001 to December 31, 2001.        (27) From inception August 12, 2002 to December 31, 2002.
(12) From inception February 27, 2001 to December 31, 2001.        (28) From inception June 2, 2003 to December 31, 2003.
(13) From inception March 2, 2001 to December 31, 2001.            (29) From inception June 3, 2003 to December 31, 2003.
(14) From inception March 5, 2001 to December 31, 2001.            (30) From inception July 1, 2003 to December 31, 2003.
(15) From inception March 8, 2001 to December 31, 2001.            (31) From inception October 23, 2003 to December 31, 2003.
(16) From inception March 11, 2001 to December 31, 2001.           (32) From inception December 3, 2004 to December 31, 2004.
(17) From inception March 14, 2001 to December 31, 2001.           (33) From inception April 20, 2005 to December 31, 2005.
(18) From inception March 19, 2001 to December 31, 2001.           (34) From inception April 29, 2005 to December 31, 2005.
(19) From inception March 23, 2001 to December 31, 2001.

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 6 - FEES AND RELATED PARTY TRANSACTIONS
Phoenix and its affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Separate Account. PEPCO is the principal underwriter and distributor for the Separate Account.

Certain fees are deducted from the Contracts. To understand all of the charges that are assessed for your individual policy you should refer to your policy contract provided to you at issue or the most recent product prospectus provided to you annually. Those fees are described below:

A) Contract Maintenance Charges

The Separate Account is assessed periodic Contract Maintenance Charges which are designed to compensate Phoenix for certain costs associated with maintenance. These expenses are included in a separate line item entitled `Contract Maintenance Charges' in the accompanying statements of changes in net assets. The total aggregate expense for the periods ended December 31, 2005, and 2004, are $1,441,367 and $1,618,126 respectively. The maximum charges assessed the Separate Account for Contract Maintenance Charges are outlined as follows:

         Administration Charge - Phoenix will make deductions to cover administrative expenses at a maximum annual rate of $35 for an individual contract, and a maximum of $500 per group contract (Group Strategic Edge contracts only).

         Policy Surrender Charge - In accordance with terms of the contracts, Phoenix makes deductions for surrender charges. Because a policy's account value and policy duration may vary, the surrender charge may also vary.

         Other Charges - Phoenix may deduct other costs depending on the policy terms.

All of the above expenses are taken out as a redemption of units.

B) Optional Rider and Benefit Charges

Phoenix may deduct other charges and fees based on the selection of Other Optional Policy Benefits and Riders. These expenses are included in a separate line item entitled `Transfers for contract benefits and terminations' in the accompanying statements of changes in net assets. This expense is taken out as a redemption of units.

C) Mortality and Expense Charge

Phoenix will make deductions at a maximum annual rate of 2.25% of the contract's value for the mortality and expense risks, and administrative charges, which the company undertakes. These expenses are included in a separate line item entitled `Mortality and Expense Fees' in the accompanying statements of operations. The total aggregate expense for the period ended December 31, 2005, is $15,143,813. This expense is taken out as a reduction of unit values.

NOTE 7--DISTRIBUTION OF NET INCOME
The Separate Account does not declare distributions to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 8--DIVERSIFICATION REQUIREMENTS
Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code") as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each subaccount is required to satisfy the requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

Phoenix intends that each of the subaccounts shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.

NOTE 9--LIQUIDATIONS AND MERGERS
On July 22, 2005, the Scudder VIT EAFE Equity Index Fund (the "Index Fund") was liquidated pursuant to approval of it's Board. On that date the Index Fund involuntarily redeemed its outstanding shares. Contract value in the Index Fund was automatically transferred to the Phoenix-Goodwin Money Market Series.

On April 29, 2005, Lazard Retirement Small Cap Portfolio acquired all of the net assets of the Phoenix-Lazard Small-Cap Value Series pursuant to an Agreement and Plan of Reorganization approved by the Phoenix-Lazard Small-Cap Value Series' shareholders on April 26, 2005. The acquisition was accomplished by a tax-free exchange of 771,728 shares of the Lazard Retirement Small Cap Value Series valued at $12,046,680 for 960,107 shares of Phoenix-Lazard Small-Cap Value Portfolio outstanding on April 29, 2005. Phoenix-Lazard Small-Cap Value Portfolio's net assets on that date including $714,260 of unrealized appreciation and $254,282 of accumulated realized net gain were combined with those of the Lazard Retirement Small-Cap Value Portfolio. The aggregate net assets of the Lazard Retirement Small Cap Value Portfolio and the Phoenix-Lazard Small-Cap Value Series immediately before the reorganization were $104,311,297 and $12,046,680, respectively. The aggregate net assets of Lazard Retirement Small Cap Value Portfolio immediately after the reorganization were $116,357,977.

On April 29, 2005, Lord Abbett Growth and Income Portfolio acquired all of the net assets of the Phoenix-Lord Abbett Large-Cap Value Series pursuant to an Agreement and Plan of Reorganization approved by Phoenix-Lord Abbett Large-Cap Value Series shareholders on April 12, 2005. The acquisition was accomplished by a tax-free exchange of 3,737,233 shares of the Lord Abbett Growth and Income Portfolio valued at $97,205,428 for 7,250,139 shares of Phoenix-Lord Abbett Large-Cap Value Series outstanding on April 29, 2005. Phoenix-Lord Abbett Large-Cap Value Series' net assets at that date, including $7,237,561 of unrealized appreciation, were combined with those of the Lord Abbett Growth and Income Portfolio. The aggregate net assets of the Lord Abbett Growth and Income Portfolio and the Phoenix-Lord Abbett Large-Cap Value Series immediately before the acquisition were $1,216,447,332 and $97,205,428, respectively. The aggregate net assets of the Lord Abbett Growth and Income Portfolio immediately after the acquisition were $1,313,652,760.

On April 29, 2005, Lord Abbett Mid-Cap Value Portfolio acquired all of the net assets of Phoenix-Lord Abbett Mid-Cap Value Series pursuant to an Agreement and Plan of Reorganization approved by Phoenix-Lord Abbett Mid-Cap Value Series shareholders on April 12, 2005. The acquisition was accomplished by a tax-free exchange of 1,515,826 shares of the Lord Abbett Mid-Cap Value Series valued at $29,922,414 for 2,115,079 shares of Phoenix-Lord Abbett Mid-Cap Value Portfolio outstanding on April 29, 2005. Phoenix-Lord Abbett Mid-Cap Value Series' net assets at that date including $3,926,421 of unrealized appreciation were combined with those of the Lord Abbett Mid-Cap Value Portfolio. The aggregate net assets of the Lord Abbett Mid-Cap Value Portfolio and the Phoenix-Lord Abbett Mid-Cap Value Series immediately before the acquisition were $895,257,168 and $29,922,414, respectively. The aggregate net assets of the Lord Abbett Mid-Cap Value Portfolio immediately after the acquisition were $925,179,582.

On April 29, 2005, Lord Abbett Bond-Debenture Portfolio acquired all of the net assets of Phoenix-Lord Abbett Bond-Debenture Series pursuant to an Agreement and Plan of Reorganization approved by Phoenix-Lord Abbett Bond-Debenture Series shareholders on April 12, 2005. The acquisition was accomplished by a tax-free exchange of 2,017,717 shares of the Lord Abbett Bond-Debenture Series valued at $23,385,336, for 2,114,305 shares of Phoenix-Lord Abbett Bond-Debenture Series outstanding on April 29, 2005. Phoenix-Lord Abbett Bond-Debenture Series' net assets at that date, including $285,615 of unrealized depreciation, were combined with those of the Lord Abbett Bond-Debenture Portfolio. The aggregate net assets of the Lord Abbett Bond-Debenture Portfolio and the Phoenix-Lord Abbett Bond -Debenture Series immediately before the

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


acquisition were $144,433,446 and $23,385,336, respectively. The aggregate net assets of the Lord Abbett Bond-Debenture Portfolio immediately after the acquisition were $167,818,782.

On December 3, 2004, AIM V.I. Mid Cap Core Equity acquired all of the assets of AIM Mid-Cap Equity pursuant to an Agreement and Plan of Reorganization approved by AIM Mid-Cap Equity shareholders on December 1, 2004. The acquisition was accomplished by a tax-free exchange of 1,345,217 shares of AIM V.I. Mid Cap Core Equity valued at $18,106,619 for 1,441,358 shares of AIM Mid-Cap Equity outstanding on December 3, 2004. AIM Mid-Cap Equity's net assets on that date of $18,106,619 including $2,490,250 of net unrealized appreciation were combined with those of AIM V.I. Mid-Cap Equity. The shareholders of the AIM Mid Cap Equity received for each share owned approximately 0.93 shares of AIM V.I. Mid Cap Core Equity.

On November 29, 2004, Phoenix Variable Advisors, Inc ("PVA") terminated Massachusetts Financial Services Company, doing business as MFS Investment Management ("MFS"), as subadvisor for the Phoenix-MFS Investors Growth Stock Series, a series of the Fund. PVA and the Fund have been granted an exemptive order from the SEC that permits them to hire, terminate and replace subadvisors without shareholder approval. Upon termination of MFS, PVA hired AIM Capital Management, Inc. ("AIM") as the new subadvisor for the series, and the name of the series was changed to Phoenix-AIM Growth Series.

On September 24, 2004, Phoenix Aberdeen International acquired all of the net assets of Phoenix-Sanford Bernstein Global Value pursuant to an Agreement and Plan of Reorganization approved by Sanford Bernstein Global Value shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 1,785,746 shares of Aberdeen International valued at $19,701,375 for 1,817,620 shares of Sanford Bernstein Global Value outstanding on September 24, 2004. Sanford Bernstein Global Value's net assets on that date of $19,701,375, including $1,968,559 of net unrealized appreciation were combined with those of Aberdeen International. The aggregate net assets of Aberdeen International immediately after the merger were $162,263,002. The shareholders of the Sanford Bernstein Global Value received for each share owned approximately 0.98 shares of Aberdeen International.

On September 24, 2004, Phoenix Engemann Value Equity acquired all of the net assets of MFS Value pursuant to an Agreement and Plan of Reorganization approved by MFS Value shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 3,058,095 shares of Engemann Value Equity valued at $36,459,749 for 3,269,438 shares of MFS Value outstanding on September 24, 2004. MFS Value's net assets on that date of $36,459,749 including $4,777,441 of net unrealized appreciation were combined with those of Engemann Value Equity. The aggregate net assets of Engemann Value Equity immediately after the merger were $123,477,422. The shareholders of the MFS Value received for each share owned approximately 0.94 shares of Engemann Value Equity.

On September 24, 2004, Phoenix Engemann Capital Growth acquired all of the net assets of Lazard U.S. Multi-Cap pursuant to an Agreement and Plan of Reorganization approved by Lazard U.S. Multi-Cap shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 544,383 shares of Engemann Capital Growth valued at $7,162,666 for 570,926 shares of Lazard U.S. Multi-Cap outstanding on September 24, 2004. Lazard U.S. Multi-Cap's net assets on that date of $7,162,666, including $542,543 of net unrealized appreciation were combined with those of Engemann Capital Growth. The aggregate net assets of Engemann Capital Growth immediately after the merger were $549,726,397. The shareholders of the Lazard U.S. Multi-Cap received for each share owned approximately 0.95 shares of Engemann Capital Growth.

On September 17, 2004, Phoenix Engemann Growth and Income acquired all of the net assets of Alliance/Bernstein Growth + Value ("Growth + Value") and MFS Investors Trust ("Investors Trust") pursuant to two Agreements and Plans of Reorganization approved by Growth + Value and Investors Trust shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 1,693,623 shares of Engemann Growth and Income outstanding on September 17, 2004 and valued at $19,106,074 for 1,124,392 shares of Growth + Value valued at $11,309,520 and 772,883 shares of Investors Trust valued at $7,796,554. Growth + Value's net assets of $11,309,520, including $1,005,844 of net unrealized appreciation and Investors Trust's net assets of $7,796,554, including $726,794 of net unrealized appreciation were combined with those of Engemann Growth and Income. The aggregate net assets of Engemann Growth & Income immediately after the merger were $136,382,263. The shareholders of the Alliance/Bernstein Growth + Value received for each share owned approximately 0.89 shares of Engemann Growth and Income. The shareholders of the MFS Investors Trust received for each share owned approximately 0.89 shares of Engemann Growth and Income.

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

On April 16, 2004, Goodwin Multi-Sector Fixed Income acquired all of the net assets of Janus Flexible Income pursuant to an Agreement and Plan of Reorganization approved by Janus Flexible Income shareholders on April 14, 2004. The acquisition was accomplished by a tax-free exchange of 5,476,476 shares of Goodwin Multi-Sector Fixed Income valued at $50,639,637 for 4,789,637 shares of Janus Flexible Income outstanding on April 16, 2004. Janus Flexible Income's net assets on that date of $50,639,637, including $661,921 of net unrealized appreciation were combined with those of Goodwin Multi-Sector Fixed Income. The aggregate net assets of Goodwin Multi-Sector Fixed Income immediately after the merger were $256,054,804. The shareholders of the Janus Flexible Income received for each share owned approximately 1.14 shares of Goodwin Multi-Sector Fixed Income.

NOTE 10--MANAGER OF MANAGERS EXEMPTIVE ORDER
The Phoenix Edge Series Fund ("PESF") and PVA have received an exemptive order from the Securities and Exchange Commission ("SEC") granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA will, subject to supervision and approval of the PESF's Board of Trustees, be permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable series of the PESF. The PESF and PVA will therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination and replacement.

NOTE 11--MIXED AND SHARED FUNDING
Shares of the PESF are not directly offered to the public. Shares of the PESF are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company. Shares of the PESF may be offered to separate accounts of other insurance companies in the future.

The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. The PESF's Trustees currently do not foresee any such differences or disadvantages at this time. However, the PESF's Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in the PESF or shares of another fund may be substituted.

NOTE 12 - OTHER
On August 12, 2005, pursuant to approval of the Board of Trustees of PESF - the name, advisor and subadvisor were changed for the Phoenix-Seneca Mid-Cap Growth and Phoenix-Seneca Strategic Theme Series. The new names for the series are:
Phoenix Mid-Cap Growth and Phoenix Strategic Theme Series. The new advisor for both series is PVA. The subadvisor for the two renamed series is Bennett Lawrence Management, LLC. The PESF relied on its exemptive order from the SEC to effect the subadvisor change.

State Street Research & Management Company ("SSR") notified PVA that it was terminating its subadvisory relationship with PVA to subadvise Phoenix-State Street Research Small-Cap Growth Series, a series of the Fund. PVA and the PESF have been granted an exemptive order from the SEC that permits them to hire, terminate and replace subadvisors without shareholder approval. Effective January 7, 2005, PVA hired Fred Alger Management, Inc. ("Alger"), as the new subadvisor for the series, and the name of the series changed to Phoenix-Alger Small-Cap Growth Series.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



[LOGO]PricewaterhouseCoopers

To the Board of Directors of Phoenix Life Insurance Company and Participants of Phoenix Life Variable Accumulation Account:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts constituting the Phoenix Life Variable Accumulation Account at December 31, 2005, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Phoenix Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation at December 31, 2005 by correspondence with the mutual funds' advisors, provide a reasonable basis for our opinion.



/S/ PricewaterhouseCoopers LLP

Hartford, Connecticut
March 24, 2006

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
Phoenix Life Insurance Company
One American Row
Hartford, Connecticut 06103-2899

PHOENIX EQUITY PLANNING CORPORATION
56 Prospect Street
Hartford, Connecticut 06115-0480
Underwriter

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103

         PHOENIX LIFE
         INSURANCE COMPANY
         (A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.) CONSOLIDATED FINANCIAL STATEMENTS
         DECEMBER 31, 2005 AND 2004

                                TABLE OF CONTENTS

                                                                                                                  PAGE
                                                                                                             ---------------

Report of Independent Registered Public Accounting Firm...................................................        F-3

Consolidated Balance Sheet as of December 31, 2005 and 2004...............................................        F-4

Consolidated Statement of Income and Comprehensive Income
  for the years ended December 31, 2005, 2004 and 2003....................................................        F-5

Consolidated Statement of Cash Flows for the years ended
  December 31, 2005, 2004 and 2003........................................................................        F-6

Consolidated Statement of Changes in Stockholder's Equity for the years ended
  December 31, 2005, 2004 and 2003........................................................................        F-7

Notes to Financial Statements.............................................................................      F-8 - F-40

[LOGO] PricewaterhouseCoopers
--------------------------------------------------------------------------------




             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors and Stockholder of Phoenix Life Insurance Company:

In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of income and comprehensive income, cash flows and changes in stockholder's equity present fairly, in all material respects, the financial position of Phoenix Life Insurance Company and its subsidiaries (the Company) at December 31, 2005 and 2004, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2005 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



/s/ PricewaterhouseCoopers LLP
Hartford, Connecticut
February 22, 2006

                         PHOENIX LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEET
                   ($ amounts in millions, except share data)
                           DECEMBER 31, 2005 AND 2004


                                                                                                    2005           2004
                                                                                               -------------- --------------

ASSETS:
Available-for-sale debt securities, at fair value...........................................    $  13,402.6    $  13,473.6
Available-for-sale equity securities, at fair value.........................................          169.6          160.2
Trading equity securities, at fair value....................................................           --             87.3
Mortgage loans, at unpaid principal balances................................................          128.6          207.9
Venture capital partnerships, at equity in net assets.......................................          145.1          255.3
Policy loans, at unpaid principal balances..................................................        2,245.0        2,196.7
Other invested assets.......................................................................          308.6          367.5
                                                                                               -------------- --------------
                                                                                                   16,399.5       16,748.5
Available-for-sale debt and equity securities pledged as collateral.........................          304.4        1,278.8
                                                                                               -------------- --------------
Total investments...........................................................................       16,703.9       18,027.3
Cash and cash equivalents...................................................................          225.6          324.0
Accrued investment income...................................................................          225.8          222.3
Premiums, accounts and notes receivable.....................................................          183.3          163.7
Deferred policy acquisition costs...........................................................        1,546.7        1,388.1
Intangible assets...........................................................................            0.6            0.6
Goodwill....................................................................................            4.5            4.5
Other assets................................................................................          128.3          157.1
Separate account assets.....................................................................        7,722.2        6,950.3
                                                                                               -------------- --------------
TOTAL ASSETS................................................................................    $  26,740.9    $  27,237.9
                                                                                               ============== ==============

LIABILITIES:
Policy liabilities and accruals.............................................................    $  13,246.2    $  13,132.3
Policyholder deposit funds..................................................................        3,060.7        3,492.4
Indebtedness................................................................................          204.1          204.1
Deferred income taxes.......................................................................           31.7           21.5
Other liabilities...........................................................................          336.8          334.6
Non-recourse collateralized obligations.....................................................          389.9        1,355.2
Separate account liabilities................................................................        7,722.2        6,950.3
                                                                                               -------------- --------------
TOTAL LIABILITIES...........................................................................       24,991.6       25,490.4
                                                                                               -------------- --------------

MINORITY INTEREST:
MINORITY INTEREST IN NET ASSETS OF SUBSIDIARIES.............................................           10.5           47.5
                                                                                               -------------- --------------

STOCKHOLDER'S EQUITY:
Common stock, ($1,000 par value, 10,000 shares authorized and outstanding)..................           10.0           10.0
Additional paid-in capital..................................................................        1,714.9        1,714.9
Retained earnings (accumulated deficit).....................................................           12.4          (73.4)
Accumulated other comprehensive income......................................................            1.5           48.5
                                                                                               -------------- --------------
TOTAL STOCKHOLDER'S EQUITY..................................................................        1,738.8        1,700.0
                                                                                               -------------- --------------
TOTAL LIABILITIES, MINORITY INTEREST AND STOCKHOLDER'S EQUITY...............................    $  26,740.9    $  27,237.9
                                                                                               ============== ==============

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME
                             ($ amounts in millions)
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003


                                                                                    2005           2004           2003
                                                                               -------------- -------------- --------------

REVENUES:
Premiums.....................................................................   $     928.7    $     990.6    $   1,042.2
Insurance and investment product fees........................................         314.8          294.7          279.8
Investment income, net of expenses...........................................       1,092.5        1,068.0        1,098.2
Unrealized gain on trading equity securities.................................          --             85.9           --
Net realized investment losses...............................................         (53.2)          (2.0)         (98.0)
                                                                               -------------- -------------- --------------
TOTAL REVENUES...............................................................       2,282.8        2,437.2        2,322.2
                                                                               -------------- -------------- --------------

BENEFITS AND EXPENSES:
Policy benefits, excluding policyholder dividends............................       1,376.7        1,422.2        1,454.0
Policyholder dividends.......................................................         364.4          404.7          418.8
Policy acquisition cost amortization.........................................          99.6          110.0           94.0
Interest expense on indebtedness.............................................          14.7           12.8           12.2
Interest expense on non-recourse collateralized obligations..................          29.4           33.6           48.9
Other operating expenses.....................................................         236.5          259.9          253.2
                                                                               -------------- -------------- --------------
TOTAL BENEFITS AND EXPENSES..................................................       2,121.3        2,243.2        2,281.1
                                                                               -------------- -------------- --------------
Income from continuing operations
  before income taxes and minority interest..................................         161.5          194.0           41.1
Applicable income taxes......................................................          39.9           59.7            3.9
                                                                               -------------- -------------- --------------
Income from continuing operations before minority interest...................         121.6          134.3           37.2
Minority interest in net income of subsidiaries..............................          (0.7)          (0.1)          (0.5)
Equity in undistributed losses of affiliates.................................          --            (10.4)          (1.8)
                                                                               -------------- -------------- --------------
NET INCOME...................................................................   $     120.9    $     123.8    $      34.9
                                                                               ============== ============== ==============

COMPREHENSIVE INCOME:
NET INCOME...................................................................   $     120.9    $     123.8    $      34.9
OTHER COMPREHENSIVE INCOME (LOSS)............................................         (47.0)           7.5          135.6
                                                                               -------------- -------------- --------------
COMPREHENSIVE INCOME.........................................................   $      73.9    $     131.3    $     170.5
                                                                               ============== ============== ==============

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENT OF CASH FLOWS
                             ($ amounts in millions)
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003


                                                                                    2005           2004           2003
                                                                               -------------- -------------- --------------

OPERATING ACTIVITIES:
Income from continuing operations............................................   $     120.9    $     123.8    $      34.9
Proceeds from sale of trading equity securities..............................         129.7           --             --
Unrealized gain on trading equity securities.................................          --            (85.9)          --
Net realized investment losses...............................................          53.2            2.0           98.0
Amortization and depreciation................................................           6.9           12.7           16.2
Investment gains.............................................................        (129.9)         (73.6)         (81.6)
Equity in losses of affiliates...............................................          --             17.2           --
Deferred income taxes........................................................          38.2           65.7            4.0
Decrease (increase) in receivables...........................................         (18.6)          37.8          (20.9)
Deferred policy acquisition costs increase...................................         (88.1)         (54.7)        (111.5)
Increase in policy liabilities and accruals..................................         327.6           60.1          469.6
Other assets and other liabilities net change................................          22.8          (44.6)         (16.4)
                                                                               -------------- -------------- --------------
Cash from continuing operations..............................................         462.7           60.5          392.3
Discontinued operations, net.................................................           5.4           16.1          (34.3)
                                                                               -------------- -------------- --------------
CASH FROM OPERATING ACTIVITIES...............................................         468.1           76.6          358.0
                                                                               -------------- -------------- --------------

INVESTING ACTIVITIES:
Investment purchases.........................................................      (4,852.4)      (4,159.6)      (5,611.5)
Investment sales, repayments and maturities..................................       4,801.7        4,213.8        4,417.2
Debt and equity securities pledged as collateral purchases...................          --            (17.2)         (56.9)
Debt and equity securities pledged as collateral sales.......................         956.0           97.0          171.5
Subsidiary sales.............................................................          10.7            6.6           --
Premises and equipment additions.............................................         (25.1)          (7.9)         (19.6)
Premises and equipment dispositions..........................................          17.3           26.4           --
Discontinued operations, net.................................................           1.2           --             (6.7)
                                                                               -------------- -------------- --------------
CASH FROM (FOR) INVESTING ACTIVITIES.........................................         909.4          159.1       (1,106.0)
                                                                               -------------- -------------- --------------

FINANCING ACTIVITIES:
Policyholder deposit fund deposits...........................................         609.6          917.3        1,334.2
Policyholder deposit fund withdrawals........................................      (1,041.3)      (1,067.6)      (1,087.2)
Other indebtedness proceeds..................................................          --            171.6           --
Indebtedness repayments......................................................          --           (155.2)          --
Collateralized obligations proceeds..........................................          --             --             --
Collateralized obligations repayments........................................      (1,009.1)         (90.8)         (99.6)
Common stock dividends paid..................................................         (35.1)         (69.7)         (44.5)
                                                                               -------------- -------------- --------------
CASH FROM (FOR) FINANCING ACTIVITIES.........................................      (1,475.9)        (294.4)         102.9
                                                                               -------------- -------------- --------------
CHANGE IN CASH AND CASH EQUIVALENTS..........................................         (98.4)         (58.7)        (645.1)
Cash and cash equivalents, beginning of year.................................         324.0          382.7        1,027.8
                                                                               -------------- -------------- --------------
CASH AND CASH EQUIVALENTS, END OF YEAR.......................................   $     225.6    $     324.0    $     382.7
                                                                               ============== ============== ==============

Included in cash and cash equivalents above is cash pledged as collateral of $15.2 million, $61.0 million and $72.0 million at December 31, 2005, 2004 and 2003, respectively.

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDER'S EQUITY
                             ($ amounts in millions)
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003


                                                                                    2005           2004           2003
                                                                               -------------- -------------- --------------

RETAINED EARNINGS (ACCUMULATED DEFICIT):
Net income...................................................................   $     120.9    $     123.8    $      34.9
Common stock dividends declared..............................................         (35.1)         (69.7)         (44.5)
Other equity adjustments.....................................................          --             --              0.7

ACCUMULATED OTHER COMPREHENSIVE INCOME:
Other comprehensive income (loss)............................................         (47.0)           7.5          135.6
                                                                               -------------- -------------- --------------
CHANGE IN STOCKHOLDER'S EQUITY...............................................          38.8           61.6          126.7
Stockholder's equity, beginning of year......................................       1,700.0        1,638.4        1,511.7
                                                                               -------------- -------------- --------------
STOCKHOLDER'S EQUITY, END OF YEAR............................................   $   1,738.8    $   1,700.0    $   1,638.4
                                                                               ============== ============== ==============

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                             ($ amounts in millions)
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003


1.   ORGANIZATION AND OPERATIONS

Phoenix Life Insurance Company and its subsidiaries (together, Phoenix Life) offer a broad range of life insurance and annuity products in the United States of America. Phoenix Life Insurance Company is a wholly-owned subsidiary of The Phoenix Companies, Inc. (The Phoenix Companies), a publicly traded company on the New York Stock Exchange. Significant intercompany accounts and transactions have been eliminated in consolidating these financial statements.

We have prepared these financial statements in accordance with accounting principles generally accepted in the United States of America (GAAP). In preparing these financial statements in conformity with GAAP, we are required to make estimates and assumptions that affect the reported amounts of assets and liabilities at reporting dates and the reported amounts of revenues and expenses during the reporting periods. Actual results will differ from these estimates and assumptions. We employ significant estimates and assumptions in the determination of deferred policy acquisition costs; policyholder liabilities and accruals; the valuation of intangible assets, investments in debt and equity securities and venture capital partnerships; pension and other post-employment benefits liabilities; deferred tax balances and accruals for contingent liabilities. Significant accounting policies are presented throughout the notes.

ACCOUNTING CHANGES

In September 2005, the Accounting Standards Executive Committee, or AcSEC, of the American Institute of Certified Public Accountants, or AICPA, issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts," or SOP 05-1. SOP 05-1 provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts other than those specifically described in Statement of Financial Accounting Standards No. 97, or SFAS No. 97. The SOP defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. This SOP is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. We will adopt SOP 05-1 on January 1, 2007. We are currently assessing the impact of SOP 05-1 on our consolidated financial position and results of operations.

Other-Than-Temporary Impairments: FASB Staff Position Nos. FAS 115-1 and FAS 124-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments," or FSP 115-1, is effective for reporting periods beginning after December 15, 2005. Earlier application is permitted. FSP 115-1 provides guidance as to the determination of other-than-temporarily impaired securities and requires certain financial disclosures with respect to unrealized losses. These accounting and disclosure requirements largely codify our existing practices as to other-than-temporarily impaired securities and thus, does not have a material effect on our consolidated financial statements.

Nontraditional Long-Duration Contracts and Separate Accounts: Effective January 1, 2004, we adopted the AICPA's Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts," or SOP 03-1. SOP 03-1 provides guidance related to the accounting, reporting and disclosure of certain insurance contracts and separate accounts, including guidance for computing reserves for products with guaranteed benefits such as guaranteed minimum death benefits and for products with annuitization benefits such as guaranteed minimum income benefits. In addition, SOP 03-1 addresses the presentation and reporting of separate accounts, as well as rules concerning the capitalization and amortization of sales inducements. Since this new accounting standard largely codifies certain accounting and reserving practices related to applicable nontraditional long-duration contracts and separate accounts that we already followed, our adoption did not have a material effect on our consolidated financial statements.

Variable Interest Entities: In January 2003, a new accounting standard was issued, FASB Interpretation No. 46 (FIN 46), Consolidation of Variable Interest Entities, an Interpretation of ARB No. 51, that interprets the existing standards on consolidation. FIN 46 was subsequently reissued as FIN 46(R) in December 2003, with FIN 46(R) providing additional interpretation as to existing standards on consolidation. FIN 46(R) clarifies the application of standards of consolidation to certain entities in which equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties (variable interest entities). Variable interest entities are required to be consolidated by their primary beneficiaries if they do not effectively disperse risks among all parties involved. The primary beneficiary of a variable interest entity is the party that absorbs a majority of the entity's expected losses, receives a majority of its expected residual returns, or both, as a result of holding variable interests. As required under the original standard, on February 1, 2003, we adopted the new standard for variable interest entities created after January 31, 2003 and for variable interest entities in which we obtained an interest after January 31, 2003. In addition, as required by the revised standard, on December 31, 2003 we adopted FIN 46(R) for Special Purpose Entities (SPEs) in which we hold a variable interest that we acquired prior to February 1, 2003. The effect of our adoption of the foregoing provisions of FIN 46(R) is described further in Note 7. FIN 46(R) requires our application of its provisions to non-SPE variable interest entities for periods ending after March 15, 2004. The adoption of FIN 46(R) for our non-SPE variable interest entities did not have a material effect on our consolidated financial statements.

BUSINESS COMBINATIONS AND DISPOSITIONS

Aberdeen Asset Management, PLC

On January 14, 2005, we closed the sale to third parties of our equity holdings in Aberdeen for net proceeds of $70.4 million, resulting in an after-tax realized investment loss of $7.0 million, in our 2005 consolidated statement of operations. The January 2005 sale of our equity holdings in Aberdeen completed our disposition of our direct financial interests in Aberdeen. On November 19, 2004, we received payment in full of a $27.5 million convertible subordinated note issued by Aberdeen Asset Management PLC, or Aberdeen, a United Kingdom-based asset management company. Concurrently we relinquished our contractual right to one of two Aberdeen board seats we held related to our 16.5% equity interest in Aberdeen, at which point we concluded that in our judgment, we no longer had the ability to significantly influence Aberdeen's operations. Accordingly, effective November 19, 2004, we changed our method of accounting for our equity holdings in Aberdeen from the equity method of accounting to the fair value method of accounting under SFAS 115, Accounting for Investments in Debt and Equity Securities. Based on our intent to sell our equity holdings in Aberdeen in the near-term, we designated our equity holdings as trading securities under the fair value method of accounting. Under the fair value method, the changes in fair value, based on the underlying value of Aberdeen's shares as traded on the London Stock Exchange, as compared to our carrying value under the equity method are presented as an after-tax realized investment gain of $55.1 million in our consolidated statement of operations for the year ended December 31, 2004. In addition, our 2004 income from continuing operations include a $14.7 million after-tax, non-cash charge related to the accounting for our proportionate share of Aberdeen's December 2004 settlement of alleged misselling activities with the United Kingdom's Financial Services Authority. This charge has been accounted for by us under the equity method of accounting as it pre-dates our November 19, 2004 change in accounting for Aberdeen from the equity method to the fair value method. See Note 3 to these financial statements for more information on our holdings in Aberdeen.

Lombard International Assurance S.A.

On January 11, 2005, we closed the sale of our interest in Lombard International Assurance S.A., or Lombard, to Friends Provident plc, or Friends Provident, for common shares in Friends Provident valued at $59.0 million. In connection with our disposition of Lombard, we entered into a total return swap agreement with a third party, which was settled with cash proceeds of $59.0 million on April 1, 2005 in exchange for all of our shares in Friends Provident.

Phoenix Global Solutions (India) Pvt. Ltd.

In July 2004, we sold the stock of Phoenix Global Solutions (India) Pvt. Ltd., our India-based information technology subsidiary, and essentially all of the assets of its United States affiliate, Phoenix Global Solutions, Inc., to Tata Consultancy Services Limited, a division of Tata Sons Ltd. This transaction was not material to our consolidated financial statements.


2.   LIFE AND ANNUITY ACTIVITIES

Life and Annuity activities include individual life insurance and annuity products, such as universal life, variable life, term life and fixed and variable annuities. They also include the results of our closed block, which consists primarily of participating whole life products.

PREMIUM AND FEE REVENUE AND RELATED EXPENSES

Revenues for annuity and universal life products consist of net investment income and mortality, administration and surrender charges assessed against the fund values during the period. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to fund values. We recognize premiums for participating life insurance products and other long-duration life insurance products as revenue when due from policyholders. We recognize life insurance premiums for short-duration life insurance products as premium revenue pro rata over the related contract periods. We match benefits, losses and related expenses with premiums over the related contract periods.

REINSURANCE

We use reinsurance agreements to provide for greater diversification of business, control exposure to potential losses arising from large risks and provide additional capacity for growth.

We recognize assets and liabilities related to reinsurance ceded contracts on a gross basis. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

We remain liable to the extent that reinsuring companies may not be able to meet their obligations under reinsurance agreements in effect. Failure of the reinsurers to honor their obligations could result in losses to us; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize our exposure to significant losses from reinsurance insolvencies, we evaluate the financial condition of our reinsurers and monitor concentration of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers.

Our reinsurance program varies based on the type of risk, for example:

     o On direct policies, the maximum of individual life insurance retained by us on any one life is $10 million for single life and joint first-to-die policies and $12 million for joint last-to-die policies, with excess amounts ceded to reinsurers.
     o We reinsure 80% of the mortality risk on the in-force block of the Confederation Life business we acquired in December 1997.
     o We entered into two separate reinsurance agreements in 1998 and 1999 to reinsure 80% and 60%, respectively, of the mortality risk on a substantial portion of our otherwise retained individual life insurance business.
     o We reinsure 80% to 90% of the mortality risk on certain new issues of term.
     o We reinsure 100% of guaranteed minimum death benefits on a block of variable deferred annuities issued between January 1, 1996 through December 31, 1999, including subsequent deposits. We retain the guaranteed minimum death benefits risks on the remaining variable deferred annuity in force that is not covered by this reinsurance arrangement.
     o We assume and cede business related to the group accident and health block in run-off. While we are not writing any new contracts, we are contractually obligated to assume and cede premiums related to existing contracts.

DIRECT BUSINESS AND REINSURANCE:
($ amounts in millions)                                                               YEAR ENDED DECEMBER 31,
                                                                           --------------------------------------------
                                                                                2005           2004           2003
                                                                           -------------- -------------- --------------

Direct premiums........................................................     $     994.7    $   1,043.3    $   1,092.1
Premiums assumed from reinsureds.......................................            14.0           13.8           15.5
Premiums ceded to reinsurers...........................................           (80.0)         (66.5)         (65.4)
                                                                           -------------- -------------- --------------
PREMIUMS...............................................................     $     928.7    $     990.6    $   1,042.2
                                                                           ============== ============== ==============
Percentage of amount assumed to net premiums...........................             1.5%           1.4%           1.5%
                                                                           ============== ============== ==============

Direct policy benefits incurred........................................     $     440.1    $     416.3    $     402.9
Policy benefits assumed from reinsureds................................             8.2            3.9           13.5
Policy benefits ceded to reinsurers....................................           (56.4)         (52.9)         (56.9)
                                                                           -------------- -------------- --------------
POLICY BENEFITS........................................................     $     391.9    $     367.3    $     359.5
                                                                           ============== ============== ==============

Direct life insurance in force.........................................     $ 133,990.2    $ 126,367.9    $ 120,931.3
Life insurance in force assumed from reinsureds........................         1,810.5        1,759.5        1,837.3
Life insurance in force ceded to reinsurers............................       (83,144.7)     (80,040.1)     (77,222.3)
                                                                           -------------- -------------- --------------
LIFE INSURANCE IN FORCE................................................     $  52,656.0    $  48,087.3    $  45,546.3
                                                                           ============== ============== ==============
Percentage of amount assumed to net insurance in force.................             3.4%           3.7%           4.0%
                                                                           ============== ============== ==============

The policy benefit amounts above exclude changes in reserves, interest credited to policyholders and withdrawals, which total $984.8 million, $1,054.9 million and $1,094.5 million, net of reinsurance, for the years ended December 31, 2005, 2004 and 2003.

Irrevocable letters of credit aggregating $50.8 million at December 31, 2005 have been arranged with commercial banks in favor of us to collateralize the ceded reserves.

DEFERRED POLICY ACQUISITION COSTS

The costs of acquiring new business, principally commissions, underwriting, distribution and policy issue expenses, all of which vary with and are primarily related to production of new business, are deferred. In connection with our acquisitions of the Confederation Life business (1997), we recognized an asset for the present value of future profits (PVFP) representing the present value of estimated net cash flows embedded in the existing contracts acquired. This asset is included in deferred policy acquisition costs (DAC).

We amortize DAC and PVFP based on the related policy's classification. For individual participating life insurance policies, DAC and PVFP are amortized in proportion to estimated gross margins. For universal life, variable universal life and accumulation annuities, DAC and PVFP are amortized in proportion to estimated gross profits. Policies may be surrendered for value or exchanged for a different one of our products (internal replacement); the DAC balance associated with the replaced or surrendered policies is amortized to reflect these surrenders.

The amortization process requires the use of various assumptions, estimates and judgments about the future. The primary assumptions are expenses, investment performance, mortality and contract cancellations (i.e., lapses, withdrawals and surrenders). These assumptions, which we review on a regular basis, and are generally based on our past experience, industry studies, regulatory requirements and judgments about the future. Changes in estimated gross margins and gross profits based on actual experiences are reflected as an adjustment to total amortization to date resulting in a charge or credit to earnings. Finally, analyses are performed periodically to assess whether there are sufficient gross margins or gross profits to amortize the remaining DAC balances.

ACTIVITY IN DEFERRED POLICY ACQUISITION COSTS:
($ amounts in millions)                                                                   YEAR ENDED DECEMBER 31,
                                                                               --------------------------------------------
                                                                                    2005           2004           2003
                                                                               -------------- -------------- --------------

Direct acquisition costs deferred excluding acquisitions.....................   $     187.7    $     164.7    $     205.5
Acquisition costs recognized in Valley Forge Life acquisition................                         --             --
Costs amortized to expenses:
  Recurring costs related to operations......................................        (114.3)        (110.4)         (98.1)
  Credit related to realized investment gains or losses......................          14.7            0.4            4.1
  Offsets to net unrealized investment gains or losses
    included in other comprehensive income...................................          70.5            7.7           12.4
                                                                               -------------- -------------- --------------
Change in deferred policy acquisition costs..................................         158.6           62.4          123.9
Deferred policy acquisition costs, beginning of year.........................       1,388.1        1,325.7        1,201.8
                                                                               -------------- -------------- --------------
DEFERRED POLICY ACQUISITION COSTS, END OF YEAR...............................   $   1,546.7    $   1,388.1    $   1,325.7
                                                                               ============== ============== ==============

During 2005, we benefited from an adjustment, or "unlocking," of assumptions primarily related to DAC. The unlocking was driven by revised assumptions reflecting favorable mortality experience, offset by interest rate and spread adjustments for annuities. The effects of the unlocking decreased insurance product fees by $0.3 million, increased the change in policyholder reserves by $3.5 million, increased non-deferred expenses by $0.5 million and decreased DAC amortization by $28.1 million for a net increase in pre-tax income of $23.8 million in the second quarter. However, this initial increase was partially offset by a resulting increase in DAC amortization of $5.8 million during the latter half of the year.

POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for life and annuity products. We establish liabilities in amounts adequate to meet the estimated future obligations of policies in-force. Future policy benefits for traditional life insurance are computed using the net level premium method on the basis of actuarial assumptions as to contractual guaranteed rates of interest, mortality rates guaranteed in calculating the cash surrender values described in such contracts and morbidity. Future policy benefits for variable universal life, universal life and annuities in the accumulation phase are computed using the deposit-method which is the sum of the account balance, unearned revenue liability and liability for minimum policy benefits. Future policy benefits for term and annuities in the payout phase that have significant mortality risk are computed using the net premium method on the basis of actuarial assumptions at the issue date of these contracts for rates of interest, contract administrative expenses, mortality and surrenders. We establish liabilities for outstanding claims, losses and loss adjustment expenses based on individual case estimates for reported losses and estimates of unreported losses based on past experience.

Policyholder liabilities are primarily for participating life insurance policies and universal life insurance policies. For universal life, this includes deposits received from customers and investment earnings on their fund balances, which ranged from 4.00% to 5.25% as of December 31, 2005, less administrative and mortality charges.

Certain of our annuity products contain guaranteed minimum death benefits. The guaranteed minimum death benefit feature provides annuity contract holders with a guarantee that the benefit received at death will be no less than a prescribed amount. This minimum amount is based on the net deposits paid into the contract, the net deposits accumulated at a specified rate, the highest historical account value on a contract anniversary, or more typically, the greatest of these values. As of December 31, 2005 and 2004, the difference between the guaranteed minimum death benefit and the current account value (net amount at risk) for all existing contracts was $82.1 million and $123.5 million, respectively, for which we had established reserves, net of reinsurance recoverables, of $10.7 million and $9.1 million, respectively.

PARTICIPATING LIFE INSURANCE

Participating life insurance in force was 30.7% and 35.6% of the face value of total individual life insurance in force at December 31, 2005 and 2004, respectively.

FAIR VALUE OF INVESTMENT CONTRACTS

For purposes of fair value disclosures (Note 12), we determine the fair value of guaranteed interest contracts by assuming a discount rate equal to the appropriate U.S. Treasury rate plus 150 basis points to determine the present value of projected contractual liability payments through final maturity. We valued the fair value of deferred annuities and supplementary contracts without life contingencies with an interest guarantee of one year or less at the amount of the policy reserve. In determining the fair value of deferred annuities and supplementary contracts without life contingencies with interest guarantees greater than one year, we used a discount rate equal to the appropriate U.S. Treasury rate plus 150 basis points to determine the present value of the projected account value of the policy at the end of the current guarantee period.

Deposit type funds, including pension deposit administration contracts, dividend accumulations, and other funds left on deposit not involving life contingencies, have interest guarantees of less than one year for which interest credited is closely tied to rates earned on owned assets. For these liabilities, we assume fair value to be equal to the stated liability balances.

POLICYHOLDER DEPOSIT FUNDS

Policyholder deposit funds primarily consist of annuity deposits received from customers, dividend accumulations and investment earnings on their fund balances, which ranged from 2% to 10% as of December 31, 2005, less administrative charges.

DEMUTUALIZATION AND CLOSED BLOCK

Phoenix Home Life Mutual Insurance Company demutualized on June 25, 2001 by converting from a mutual life insurance company to a stock life insurance company, became a wholly-owned subsidiary of The Phoenix Companies, Inc. and changed its name to Phoenix Life Insurance Company.

In connection with the demutualization, we established a closed block as of December 31, 1999 to preserve over time the reasonable dividend expectations of individual life and annuity policyholders for which dividends were currently being paid or were expected to be paid under the then-current dividend scale. The closed block comprises a defined limited group of policies and a defined set of assets, is governed by a set of operating rules and will continue in effect as long as any policy in the closed block remains in effect.

Phoenix Life allocated assets to the closed block in an amount we believed sufficient to produce cash flows which, together with anticipated premiums and other revenues from the policies included in the closed block, will support payment of obligations relating to these policies. These obligations include the payment of claims, certain expenses, taxes and policyholder dividends, which we estimate to continue at rates in effect for 2000.

The closed block assets, including future assets from cash flows generated by the assets and premiums and other revenues from the policies in the closed block, will benefit only holders of the policies in the closed block. The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, investment purchases and sales, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions, investment income and realized investment gains and losses on investments held outside the closed block that support the closed block business. All of these excluded income and expense items enter into the determination of total gross margins of closed block policies for the purpose of amortization of deferred policy acquisition costs.

We present closed block assets, liabilities, revenues and expenses together with all other assets, liabilities, revenues and expenses. Within closed block liabilities, we have established a policyholder dividend obligation to record an additional liability to closed block policyholders for cumulative closed block earnings in excess of expected amounts calculated at the date of demutualization. These closed block earnings will not inure to stockholders but will result in additional future dividends to closed block policyholders unless otherwise offset by future performance of the closed block that is less favorable than expected.

Because closed block liabilities exceed closed block assets, we have a net closed block liability at each period-end. This net liability represents the maximum future earning contribution to be recognized from the closed block and the change in this net liability each period is in the earnings contribution recognized from the closed block for the period. To the extent that actual cash flows differ from amounts anticipated, we may adjust policyholder dividends. On November 3, 2005, the 2006 policyholder dividend scale was reduced for most policyholders with a reduction in the interest component of the scale, partially offset by improvements in the mortality component. If the closed block has excess funds, those funds will be available only to the closed block policyholders. However, if the closed block has insufficient funds to make policy benefit payments that are guaranteed, the payments will be made from assets outside of the closed block.

CLOSED BLOCK ASSETS AND LIABILITIES:                                                 AS OF DECEMBER 31,
($ amounts in millions)                                                        -----------------------------
                                                                                    2005           2004        INCEPTION
                                                                               -------------- -------------- --------------

Debt securities..............................................................   $   6,992.0    $   6,949.6    $   4,773.1
Equity securities............................................................          95.4           90.8           --
Mortgage loans...............................................................         109.9          181.9          399.0
Venture capital partnerships.................................................          73.4           52.4           --
Policy loans.................................................................       1,349.2        1,363.4        1,380.0
Other invested assets........................................................          69.3           60.0           --
                                                                               -------------- -------------- --------------
Total closed block investments...............................................       8,689.2        8,698.1        6,552.1
Cash and cash equivalents....................................................          87.0          100.5           --
Accrued investment income....................................................         118.2          118.8          106.8
Receivables..................................................................          40.9           32.7           35.2
Deferred income taxes........................................................         328.0          359.7          389.4
Other closed block assets....................................................          24.9           24.0            6.2
                                                                               -------------- -------------- --------------
TOTAL CLOSED BLOCK ASSETS....................................................       9,288.2        9,333.8        7,089.7
                                                                               -------------- -------------- --------------
Policy liabilities and accruals..............................................       9,815.8        9,686.9        8,301.7
Policyholder dividends payable...............................................         338.9          365.5          325.1
Policyholder dividend obligation.............................................         334.1          535.9           --
Other closed block liabilities...............................................          53.8           41.5           12.3
                                                                               -------------- -------------- --------------
TOTAL CLOSED BLOCK LIABILITIES...............................................      10,542.6       10,629.8        8,639.1
                                                                               -------------- -------------- --------------
EXCESS OF CLOSED BLOCK LIABILITIES OVER CLOSED BLOCK ASSETS..................   $   1,254.4    $   1,296.0    $   1,549.4
                                                                               ============== ============== ==============


CLOSED BLOCK REVENUES AND EXPENSES AND                                                          YEAR ENDED
CHANGES IN POLICYHOLDER DIVIDEND OBLIGATION:                      CUMULATIVE                   DECEMBER 31,
($ amounts in millions)                                              FROM      --------------------------------------------
                                                                  INCEPTION         2005           2004           2003
                                                                -------------- -------------- -------------- --------------

Premiums.....................................................    $   6,052.4    $     881.6    $     932.8    $   1,000.1
Net investment income........................................        3,327.7          556.5          560.0          573.1
Net realized investment losses...............................         (113.0)         (21.9)          (2.0)          (9.4)
                                                                -------------- -------------- -------------- --------------
TOTAL REVENUES...............................................        9,267.1        1,416.2        1,490.8        1,563.8
                                                                -------------- -------------- -------------- --------------
Policy benefits, excluding dividends.........................        6,347.7          980.1        1,007.1        1,058.0
Other operating expenses.....................................           66.5            8.6            8.9           10.0
                                                                -------------- -------------- -------------- --------------
Total benefits and expenses,
  excluding policyholder dividends...........................        6,414.2          988.7        1,016.0        1,068.0
                                                                -------------- -------------- -------------- --------------
Closed block contribution to income
  before dividends and income taxes..........................        2,852.9          427.5          474.8          495.8
Policyholder dividends.......................................        2,363.9          363.7          403.9          419.4
                                                                -------------- -------------- -------------- --------------
Closed block contribution to income before income taxes......          489.0           63.8           70.9           76.4
Applicable income taxes......................................          171.4           22.2           24.7           26.8
                                                                -------------- -------------- -------------- --------------
CLOSED BLOCK CONTRIBUTION TO INCOME..........................    $     317.6    $      41.6    $      46.2    $      49.6
                                                                ============== ============== ============== ==============

Policyholder dividends provided through earnings.............    $   2,409.1    $     363.7    $     403.9    $     419.4
Policyholder dividends provided through
  other comprehensive income.................................          241.6         (194.9)           3.8          (45.5)
                                                                -------------- -------------- -------------- --------------
ADDITIONS TO POLICYHOLDER DIVIDEND LIABILITIES...............        2,650.7          168.8          407.7          373.9
POLICYHOLDER DIVIDENDS PAID..................................       (2,302.8)        (397.2)        (395.3)        (395.6)
                                                                -------------- -------------- -------------- --------------
Change in policyholder dividend liabilities..................          347.9         (228.4)          12.4          (21.7)
Policyholder dividend liabilities, beginning of period.......          325.1          901.4          889.0          910.7
                                                                -------------- -------------- -------------- --------------
Policyholder dividend liabilities, end of period.............          673.0          673.0          901.4          889.0
  Less:  Policyholder dividends payable, end of period.......         (338.9)        (338.9)         365.5          369.8
                                                                -------------- -------------- -------------- --------------
POLICYHOLDER DIVIDEND OBLIGATION, END OF PERIOD..............    $     334.1    $     334.1    $     535.9    $     519.2
                                                                ============== ============== ============== ==============

In addition to the closed block assets, we hold assets outside the closed block in support of closed block liabilities. We recognize investment earnings on these invested assets, less deferred policy acquisition cost amortization and allocated expenses, as an additional source of earnings to our stockholders.


3.   INVESTING ACTIVITIES

DEBT AND EQUITY SECURITIES

We classify our debt and equity securities as available-for-sale and report them in our balance sheet at fair value. Trading securities are carried at fair value and changes in fair value are recorded in net income as they occur. Fair value is based on quoted market price, where available. When quoted market prices are not available, we estimate fair value by discounting debt security cash flows to reflect interest rates currently being offered on similar terms to borrowers of similar credit quality (private placement debt securities), by quoted market prices of comparable instruments (untraded public debt securities) and by independent pricing sources or internally developed pricing models (equity securities).

For mortgage-backed and other asset-backed debt securities, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic lives of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and any resulting adjustment is included in net investment income. For certain asset-backed securities, changes in estimated yield are recorded on a prospective basis and specific valuation methods are applied to these securities to determine if there has been an other-than-temporary decline in value.

See Note 7 for information on available-for-sale debt and equity securities pledged as collateral.

FAIR VALUE AND COST OF DEBT SECURITIES:                                             AS OF DECEMBER 31,
($ amounts in millions)                                         -----------------------------------------------------------
                                                                            2005                          2004
                                                                ----------------------------- -----------------------------
                                                                  FAIR VALUE        COST        FAIR VALUE        COST
                                                                -------------- -------------- -------------- --------------

U.S. government and agency...................................    $     736.8    $     699.9    $     676.4    $     622.7
State and political subdivision..............................          365.0          344.2          446.5          413.7
Foreign government...........................................          333.9          298.8          314.8          284.0
Corporate....................................................        7,450.3        7,322.2        7,365.4        7,040.7
Mortgage-backed..............................................        3,276.0        3,241.2        3,253.4        3,122.9
Other asset-backed...........................................        1,240.6        1,224.6        1,417.1        1,405.0
                                                                -------------- -------------- -------------- --------------
DEBT SECURITIES..............................................    $  13,402.6    $  13,130.9    $  13,473.6    $  12,889.0
                                                                ============== ============== ============== ==============

Amounts applicable to the closed block.......................    $   6,992.0    $    6,748.4   $   6,949.6    $    6,515.2
                                                                ============== ============== ============== ==============


FAIR VALUE AND COST OF EQUITY SECURITIES:                                           AS OF DECEMBER 31,
($ amounts in millions)                                         -----------------------------------------------------------
                                                                            2005                          2004
                                                                ----------------------------- -----------------------------
                                                                  FAIR VALUE        COST        FAIR VALUE        COST
                                                                -------------- -------------- -------------- --------------

Lombard International Assurance, S.A.........................    $      --      $      --      $      43.3    $      43.3
Other equity securities......................................          169.6          151.2          116.9          101.1
                                                                -------------- -------------- -------------- --------------
EQUITY SECURITIES............................................    $     169.6    $     151.2    $     160.2    $     144.4
                                                                ============== ============== ============== ==============

Amounts applicable to the closed block.......................    $      95.4    $      82.5    $      90.8    $      78.3
                                                                ============== ============== ============== ==============

In 2003, we sold our 3.0% and 3.1% equity interests in two life insurance subsidiaries of General Electric Company for $72.0 million and realized a gain of $21.6 million ($14.0 million after income taxes). Also in 2003, we sold our 9.3% equity interest in PXRE Group Ltd., a property catastrophe reinsurer, for $23.1 million and realized a gain of $13.7 million ($8.9 million after income taxes).

In January 2005, we sold our equity investment in Lombard as further described in Note 1.

HRH. Hilb Rogal & Hobbs (HRH) is a Virginia-based property and casualty insurance and employee benefit products distributor traded on the New York Stock Exchange. Prior to November 2002, we owned 6.4% of its common shares, as well as convertible debt securities which, if converted, would have represented 16.8% of HRH's common stock outstanding. We also had a contractual right to designate two nominees for election to its board of directors.

In November 2002, we converted our HRH note into additional shares of HRH common stock, resulting in total HRH holdings with a fair value of $167.1 million. Following the conversion, we sold the majority of our shares of HRH common stock to The Phoenix Companies for $157.4 million.

As a result of these transactions, in 2002 we recorded a gross realized investment gain of $107.1 million, $38.8 million net of offsets for applicable DAC costs and deferred income taxes. We calculated our gains using the specific identification of the securities sold. As a result of the transactions we completed in November 2002, it was no longer appropriate to consider HRH as an affiliate for accounting and reporting purposes. In addition, in 2003 we sold our remaining shares of HRH common stock in the open market for $9.4 million and recorded a gross realized investment gain of $6.9 million ($4.5 million after income taxes).

UNREALIZED GAINS AND LOSSES FROM                                                      AS OF DECEMBER 31,
DEBT AND EQUITY SECURITIES:                                     -------------------------------------------------------------
($ amounts in millions)                                                      2005                          2004
                                                                ------------------------------ ------------------------------
                                                                     GAINS          LOSSES          GAINS         LOSSES
                                                                --------------- -------------- -------------- ---------------

U.S. government and agency...................................    $      41.4     $     (4.5)    $     55.4     $     (1.7)
State and political subdivision..............................           23.0           (2.2)          34.4           (1.6)
Foreign government...........................................           36.0           (0.9)          31.1           (0.3)
Corporate....................................................          219.2          (91.1)         364.2          (39.5)
Mortgage-backed..............................................           71.0          (36.2)         137.0           (6.5)
Other asset-backed...........................................           25.4           (9.4)          32.4          (20.3)
                                                                --------------- -------------- -------------- ---------------
Debt securities gains and losses.............................    $     416.0     $   (144.3)    $    654.5     $    (69.9)
                                                                =============== ============== ============== ===============
DEBT SECURITIES NET GAINS....................................    $     271.7                    $    584.6
                                                                ===============                ==============

Equity securities gains and losses...........................    $      20.4     $     (2.0)    $     19.1     $     (3.3)
                                                                =============== ============== ============== ===============
EQUITY SECURITIES NET GAINS..................................    $      18.4                    $     15.8
                                                                ===============                ==============


AGING OF TEMPORARILY IMPAIRED                                            AS OF DECEMBER 31, 2005
DEBT AND EQUITY SECURITIES:                 ---------------------------------------------------------------------------------
($ amounts in millions)                         LESS THAN 12 MONTHS       GREATER THAN 12 MONTHS             TOTAL
                                            --------------------------- -------------------------- --------------------------
                                                FAIR       UNREALIZED      FAIR        UNREALIZED      FAIR       UNREALIZED
                                                VALUE        LOSSES        VALUE         LOSSES        VALUE        LOSSES
                                            ------------ ------------- ------------- ------------- ------------- ------------
DEBT SECURITIES
U.S. government and agency................   $    177.6    $     (3.2)   $    47.9    $     (1.3)   $    225.5    $    (4.5)
State and political subdivision...........         40.0          (1.0)        37.3          (1.2)         77.3         (2.2)
Foreign government........................         41.1          (0.6)        10.6          (0.3)         51.7         (0.9)
Corporate.................................      2,599.5         (59.5)       790.7         (31.6)      3,390.2        (91.1)
Mortgage-backed...........................      1,507.4         (26.8)       326.4          (9.4)      1,833.8        (36.2)
Other asset-backed........................        309.2          (4.6)       205.4          (4.8)        514.6         (9.4)
                                            ------------- ------------- ------------ ------------- ------------- ------------
DEBT SECURITIES...........................   $  4,674.8    $    (95.7)   $ 1,418.3    $    (48.6)   $  6,093.1    $  (144.3)
COMMON STOCK..............................         46.8          (2.0)        --            --            46.8         (2.0)
                                            ------------- ------------- ------------ ------------- ------------- ------------
TOTAL TEMPORARILY IMPAIRED SECURITIES.....   $  4,721.6    $    (97.7)   $ 1,418.3    $    (48.6)   $  6,139.9    $  (146.3)
                                            ============= ============= ============ ============= ============= ============

AMOUNTS INSIDE THE CLOSED BLOCK...........   $  2,058.4    $    (44.2)   $   340.0    $    (16.3)   $  2,398.4    $   (60.5)
                                            ============= ============= ============ ============= ============= ============

AMOUNTS OUTSIDE THE CLOSED BLOCK..........   $  2,663.2    $    (53.5)   $ 1,078.3    $    (32.3)   $  3,741.5    $   (85.8)
                                            ============= ============= ============ ============= ============= ============

AMOUNTS OUTSIDE THE CLOSED BLOCK
  THAT ARE BELOW INVESTMENT GRADE.........   $    147.8    $     (8.4)   $   106.0    $     (5.5)   $    253.8    $   (13.9)
                                            ============= ============= ============ ============= ============= ============

AFTER OFFSETS FOR DEFERRED ACQUISITION
  COST ADJUSTMENT AND TAXES...............                 $     (2.6)                $     (1.4)                 $    (4.0)
                                                          =============              =============               ============

These securities are considered to be temporarily impaired at December 31, 2005 as each of these securities has performed, and is expected to continue to perform, in accordance with their original contractual terms.

AGING OF TEMPORARILY IMPAIRED                                            AS OF DECEMBER 31, 2004
DEBT AND EQUITY SECURITIES:                  --------------------------------------------------------------------------------
($ amounts in millions)                          LESS THAN 12 MONTHS       GREATER THAN 12 MONTHS             TOTAL
                                             --------------------------- -------------------------- -------------------------
                                                 FAIR       UNREALIZED      FAIR       UNREALIZED      FAIR       UNREALIZED
                                                 VALUE        LOSSES        VALUE        LOSSES        VALUE        LOSSES
                                             ------------ ------------- ------------ -------------- ------------ ------------
DEBT SECURITIES
U.S. government and agency................    $     85.6   $     (1.4)   $      4.9   $     (0.3)   $     90.5   $    (1.7)
State and political subdivision...........          41.6         (1.2)          9.0         (0.4)         50.6        (1.6)
Foreign government........................          --           --            10.6         (0.3)         10.6        (0.3)
Corporate.................................       1,212.6        (16.1)        418.8        (23.4)      1,631.4       (39.5)
Mortgage-backed...........................         589.4         (4.8)        113.6         (1.7)        703.0        (6.5)
Other asset-backed........................         444.6         (5.3)         96.8        (15.0)        541.4       (20.3)
                                             ------------ ------------- ------------ ------------- ------------ ------------
DEBT SECURITIES...........................    $  2,373.8   $    (28.8)   $    653.7   $    (41.1)   $  3,027.5   $   (69.9)
COMMON STOCK..............................          15.3         (2.4)          5.4         (0.9)         20.7        (3.3)
                                             ------------ ------------- ------------ ------------- ------------ ------------
TOTAL TEMPORARILY IMPAIRED SECURITIES.....    $  2,389.1   $    (31.2)   $    659.1   $    (42.0)   $  3,048.2   $   (73.2)
                                             ============ ============= ============ ============= ============ ============

AMOUNTS INSIDE THE CLOSED BLOCK...........    $    702.0   $    (10.7)   $    347.9   $    (16.2)   $  1,049.9   $   (26.9)
                                             ============ ============= ============ ============= ============ ============

AMOUNTS OUTSIDE THE CLOSED BLOCK..........    $  1,687.1   $    (20.5)   $    311.2   $    (25.8)   $  1,998.3   $   (46.3)
                                             ============ ============= ============ ============= ============ ============

AMOUNTS OUTSIDE THE CLOSED BLOCK
  THAT ARE BELOW INVESTMENT GRADE.........    $     66.8   $     (2.2)   $     68.3   $    (12.2)   $    135.1   $   (14.4)
                                             ============ ============= ============ ============= ============ ============

AFTER OFFSETS FOR DEFERRED ACQUISITION                     $     (0.8)                $     (4.5)                $    (5.3)
  COST ADJUSTMENT AND TAXES...............                =============              =============              ============

These securities are considered to be temporarily impaired at December 31, 2004 as each of these securities has performed, and is expected to continue to perform, in accordance with their original contractual terms.

MORTGAGE LOANS AND REAL ESTATE

We report mortgage loans at unpaid principal balances, net of valuation reserves on impaired mortgages. We consider a mortgage loan to be impaired if we believe it is probable that we will be unable to collect all amounts of contractual interest and principal as scheduled in the loan agreement. We do not accrue interest income on impaired mortgage loans when the likelihood of collection is doubtful.

We estimate the fair value of mortgage loans by discounting the present value of scheduled loan payments. We base the discount rate on the comparable U.S. Treasury rates for loan durations plus spreads of 130 to 800 basis points, depending on our internal quality ratings of the loans. For in-process-of-foreclosure or defaulted loans, we estimate fair value as the lower of the underlying collateral value or the loan balance.

Mortgage loans are collateralized by the related properties and are generally no greater than 75% of the properties' value at the time the loans are originated.

CARRYING VALUE OF INVESTMENTS IN MORTGAGE LOANS                                      AS OF DECEMBER 31,
($ amounts in millions)                                          -----------------------------------------------------------
                                                                             2005                          2004
                                                                 ----------------------------- -----------------------------
                                                                    CARRYING                      CARRYING
                                                                      VALUE       FAIR VALUE        VALUE       FAIR VALUE
                                                                 -------------- -------------- -------------- --------------
PROPERTY TYPE
Apartment buildings..........................................     $      39.9    $      38.2    $      81.8    $      82.8
Office buildings.............................................            14.4           13.8           18.0           18.2
Retail stores................................................            62.1           59.5           92.5           93.6
Industrial buildings.........................................            22.8           21.8           25.4           25.7
Other........................................................             0.1            0.1            0.1            0.1
                                                                 -------------- -------------- -------------- --------------
Subtotal.....................................................           139.3          133.4          217.8          220.4
  Less:  Valuation allowances................................           (10.7)          --             (9.9)          --
                                                                 -------------- -------------- -------------- --------------
MORTGAGE LOANS...............................................     $     128.6    $     133.4    $     207.9    $     220.4
                                                                 ============== ============== ============== ==============

Amounts applicable to the closed block.......................     $     109.9    $     105.2    $     181.9    $     184.1
                                                                 ============== ============== ============== ==============

The carrying values of delinquent or in-process-of-foreclosure mortgage loans as of December 31, 2005 and 2004 were $8.2 million and $0.0 million, respectively. The carrying values of mortgage loans on which the payment terms have been restructured or modified were $10.5 million and $12.9 million as of December 31, 2005 and 2004, respectively. We have provided valuation allowances for restructured or modified mortgage loans.

MORTGAGE LOAN VALUATION ALLOWANCE ACTIVITY:                                               YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                        --------------------------------------------
                                                                                    2005           2004           2003
                                                                               -------------- -------------- --------------

Valuation allowance, beginning of year.......................................   $       9.9    $      12.8    $      15.5
Additions charged to income..................................................           0.8           --              0.8
Deductions for write-offs and disposals......................................          --             (2.9)          (3.5)
                                                                               -------------- -------------- --------------
VALUATION ALLOWANCE, END OF YEAR.............................................   $      10.7    $       9.9    $      12.8
                                                                               ============== ============== ==============

During the three years ended December 31, 2005, the amount of interest that was foregone due to the restructuring of mortgage loans and to non-income producing loans was not material to our consolidated financial statements. Refinancing of mortgage loans was not material in any of the three years ended December 31, 2005.

VENTURE CAPITAL PARTNERSHIPS

We invest as a limited partner in venture capital limited partnerships. Generally, these partnerships focus on early-stage ventures, primarily in the information technology and life science industries and leveraged buyout funds. We also have direct equity investments in leveraged buyouts and corporate acquisitions.

We record our equity in the earnings of venture capital partnerships in net investment income using the most recent financial information received from the partnerships and estimating the change in our share of partnership earnings for significant changes in equity market conditions during the quarter to eliminate the effect of any lag in reporting. We estimate the change in valuation each quarter by applying a public industry sector index if there has been a material shift in the S&P index, either upward or downward.

NET INVESTMENT INCOME RELATED TO VENTURE CAPITAL PARTNERSHIPS:                            YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                        --------------------------------------------
                                                                                    2005           2004           2003
                                                                               -------------- -------------- --------------

Net realized gains on partnership cash and stock distributions...............   $      27.0    $      13.7    $      17.4
Net unrealized gains (losses) on partnership investments.....................          (6.6)          14.4           38.2
Partnership operating expenses...............................................           3.4           (2.6)          (6.6)
                                                                               -------------- -------------- --------------
NET INVESTMENT INCOME........................................................   $      23.8    $      25.5    $      49.0
                                                                               ============== ============== ==============

Amounts applicable to the closed block.......................................   $       9.0    $       6.2    $      12.8
                                                                               ============== ============== ==============

As indicated above, we record our equity in earnings of venture capital partnerships based on the most recent financial information and by estimating the earnings for any lag in partnership reporting. As a result, the effect of our adjusting our estimates to actual results reflected in partnership financial statements was to increase net investment income as follows:

ADJUSTMENT OF VENTURE CAPITAL INVESTMENT INCOME                                           YEAR ENDED DECEMBER 31,
RELATED TO RECEIPT OF FINANCIAL STATEMENTS:                                    --------------------------------------------
($ amounts in millions)                                                             2005           2004           2003
                                                                               -------------- -------------- --------------

Closed block.................................................................   $      (1.2)   $       1.0    $      --
General account..............................................................         (13.4)           6.8           33.4
                                                                               -------------- -------------- --------------
TOTAL........................................................................   $     (14.6)   $       7.8    $      33.4
                                                                               ============== ============== ==============

INVESTMENT ACTIVITY IN VENTURE CAPITAL PARTNERSHIPS:                                     YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                        --------------------------------------------
                                                                                    2005           2004           2003
                                                                               -------------- -------------- --------------

Contributions................................................................   $      66.0    $      59.2    $      41.3
Equity in earnings of partnerships...........................................          23.8           25.5           49.0
Distributions................................................................         (94.6)         (64.3)         (43.6)
Proceeds from sale of partnership interests..................................         (91.5)          --            (26.1)
Realized loss on sale of partnership interests...............................         (13.9)          --            (14.3)
                                                                               -------------- -------------- --------------
Change in venture capital partnerships.......................................        (110.2)          20.4            6.3
Venture capital partnership investments, beginning of period.................         255.3          234.9          228.6
                                                                               -------------- -------------- --------------
VENTURE CAPITAL PARTNERSHIP INVESTMENTS, END OF PERIOD.......................   $     145.1    $     255.3    $     234.9
                                                                               ============== ============== ==============

AMOUNTS APPLICABLE TO CLOSED BLOCK...........................................   $      73.4    $      52.4    $      38.6
                                                                               ============== ============== ==============

There were $105.1 million and $136.5 million in unfunded commitments outstanding at December 31, 2005 and 2004, respectively. Of these, $91.6 million and $83.0 million were applicable to the closed block.

In 2005, we entered into an agreement to sell $138.5 million of the venture capital assets held in the open block to an outside party. We closed the sale of approximately 76% of these funds in 2005. The carrying value of the funds sold in 2005 was $98.8 million. A related pre-tax realized loss of $13.9 million was recognized in 2005.

In February 2003, we sold a 50% interest in certain of our venture capital partnerships to an outside party and transferred the remaining 50% interest to our closed block. The carrying value of the partnerships sold and transferred totaled $52.2 million after realizing a loss of $14.3 million.

AFFILIATE EQUITY AND DEBT SECURITIES

Our investments in affiliate equity securities represent investments in operating entities in which we own less than a majority of the outstanding common stock and where we exercise significant influence over the operating and financial policies of the companies. We use the equity method of accounting for our investments in common stock of these affiliates. We evaluate our equity method investments for an other-than-temporary impairment at each balance sheet date considering quantitative and qualitative factors including quoted market price of underlying equity securities, the duration the carrying value is in excess of fair value and historical and projected earnings and cash flow capacity.

We present affiliate debt securities in the available-for-sale debt securities caption. There were no affiliate debt securities held at December 31, 2005 or 2004.

CARRYING VALUE AND COST OF AFFILIATE SECURITIES:                                                  AS OF DECEMBER 31, 2003
($ amounts in millions)                                                                        -----------------------------
                                                                                                  CARRYING
                                                                                                    VALUE          COST
                                                                                               -------------- --------------

Aberdeen common stock.......................................................................    $      38.3    $      20.0
Other.......................................................................................            9.2           18.9
                                                                                               -------------- --------------
AFFILIATE EQUITY SECURITIES.................................................................    $      47.5    $      38.9
                                                                                               ============== ==============

The cost basis of Aberdeen common stock is adjusted to reflect an other-than-temporary impairment of $89.1 million, which we recognized as a realized investment loss in 2003.

SOURCES OF EARNINGS FROM AFFILIATE SECURITIES:                                                     YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                                        -----------------------------
                                                                                                    2004           2003
                                                                                               -------------- --------------

Aberdeen common stock dividends.............................................................    $       3.0    $       2.7
Equity in Aberdeen undistributed loss.......................................................          (21.9)          (2.0)
Other.......................................................................................            1.7           (2.7)
                                                                                               -------------- --------------
AFFILIATE EQUITY SECURITIES INVESTMENT LOSS.................................................    $     (17.2)   $      (2.0)
                                                                                               ============== ==============

Aberdeen convertible notes and bonds........................................................    $       2.0    $       2.5
Aberdeen 5.875% convertible notes...........................................................           --              0.1
                                                                                               -------------- --------------
AFFILIATE DEBT SECURITIES INVESTMENT INCOME.................................................    $       2.0    $       2.6
                                                                                               ============== ==============

There were no earnings from affiliate debt securities during 2005.

ABERDEEN. As of December 31, 2004 and 2003, we owned 38.1 million shares of Aberdeen common stock, which represented 16.5% of its then outstanding common shares. We acquired these shares between 1996 and 2001 at a total cost of $109.1 million, which, through November 18, 2004, we accounted for under the equity method of accounting based on our ability to significantly influence Aberdeen's operations.

During 2003, we recorded a non-cash realized investment loss of $89.1 million ($55.0 million after income taxes) related to an other-than-temporary impairment of our equity investment in Aberdeen. In addition, as of December 31, 2003 we owned $27.5 million in Aberdeen convertible subordinated notes which were repaid in full to us on November 19, 2004. Concurrent with this paydown, we relinquished our contractual right to one of two Aberdeen board seats held related to our 16.5% equity interest in Aberdeen at which point we concluded that in our judgment, we no longer had the ability to significantly influence Aberdeen's operations. Accordingly, effective November 19, 2004, we changed our method of accounting for our equity holdings in Aberdeen from the equity method of accounting to the fair value method of accounting under SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities. Based on our intent to sell our equity holdings in Aberdeen in the near-term, we designated our equity holdings as trading securities under the fair value method of accounting. Under the fair value method, the changes in fair value, based on the underlying value of Aberdeen's shares as traded on the London Stock Exchange as compared to our carrying under the equity method, are presented as an after-tax realized investment gain of $55.1 million in our consolidated statement of income for the year ended December 31, 2004. In addition, our 2004 consolidated statement of income includes a $14.7 million after-tax, non-cash charge related to the accounting for our proportionate share of Aberdeen's December 2004 settlement of alleged misselling activities with the United Kingdom's Financial Services Authority. This charge has been accounted for by us under the equity method of accounting as it pre-dates our November 19, 2004 change in accounting for Aberdeen from the equity method to the fair value method.

AFTER-TAX EFFECT OF EQUITY INTEREST IN ABERDEEN:                                          YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                        --------------------------------------------
                                                                                    2005           2004           2003
                                                                               -------------- -------------- --------------

Equity in undistributed earnings (losses) of affiliates......................   $      --      $     (12.3)   $       0.5
Unrealized gain on trading securities........................................          --             55.1           --
Realized investment loss.....................................................          (7.0)          --            (55.0)
                                                                               -------------- -------------- --------------
NET INCOME (LOSS)............................................................   $      (7.0)   $      42.8    $     (54.5)
                                                                               ============== ============== ==============

The carrying value of our equity investment in Aberdeen is $87.3 million at December 31, 2004 and is presented as a trading equity security on our consolidated balance sheet.

On January 14, 2005, we closed the sale to third parties of our equity holdings in Aberdeen for net proceeds of $70.4 million, which resulted in an after-tax realized investment loss of $7.0 million. The January 2005 sale of our equity holdings in Aberdeen completed our disposition of our direct financial interests in Aberdeen.

POLICY LOANS AND OTHER INVESTED ASSETS

Policy loans are carried at their unpaid principal balances and are collateralized by the cash values of the related policies. We estimate the fair value of fixed rate policy loans by discounting loan interest and loan repayments. We base the discount rate on the 10-year U.S. Treasury rate. We assume that loan interest payments are made at the fixed rate less 17.5 basis points and that loan repayments only occur as a result of anticipated policy lapses. For variable rate policy loans, we consider the unpaid loan balance as fair value, as interest rates on these loans are reset annually based on market rates.

Other investments primarily include leveraged lease investments and other partnership and joint venture interests. Leveraged lease investments represent the net amount of the estimated residual value of the lease assets, rental receivables and unearned and deferred income to be allocated over the lease term. Investment income is calculated using the interest method and is recognized only in periods in which the net investment is positive. Other partnership and joint venture interests in which we do not have control or a majority ownership interest are recorded using the equity method of accounting. These investments include affordable housing, mezzanine and other partnership interests.

Our derivative instruments primarily include interest rate swap agreements. We report these contracts at fair values, which are based on current settlement values. These values are determined by brokerage quotes that utilize pricing models or formulas based on current assumptions for the respective agreements.

OTHER INVESTED ASSETS:                                                                               AS OF DECEMBER 31,
($ amounts in millions)                                                                        -----------------------------
                                                                                                    2005           2004
                                                                                               -------------- --------------

Transportation and other equipment leases...................................................    $      63.6    $      67.8
Separate account equity investments.........................................................           17.2           40.0
Mezzanine partnerships......................................................................           75.0           61.7
Affordable housing partnerships.............................................................           22.8           23.4
Derivative instruments (Note 12)............................................................            8.6           19.4
Other affiliate investments.................................................................            5.7            8.8
Real estate.................................................................................           64.6           70.1
Other partnership interests.................................................................           51.1           76.3
                                                                                               -------------- --------------
OTHER INVESTED ASSETS.......................................................................    $     308.6    $     367.5
                                                                                               ============== ==============

Amounts applicable to the closed block......................................................    $      69.3    $      60.0
                                                                                               ============== ==============

NET INVESTMENT INCOME AND NET REALIZED INVESTMENT GAINS (LOSSES)

We recognize realized investment gains and losses on asset dispositions on a first-in, first-out basis and when declines in fair value of debt and equity securities are considered to be other-than-temporary. The cost basis of these written down investments is adjusted to fair value at the date the determination of impairment is made and the new cost basis is not changed for subsequent recoveries in value. The closed block policyholder dividend obligation, applicable deferred policy acquisition costs and applicable income taxes, which offset realized investment gains and losses, are each reported separately as components of net income.

SOURCES OF NET INVESTMENT INCOME:                                                         YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                        --------------------------------------------
                                                                                    2005           2004           2003
                                                                               -------------- -------------- --------------

Debt securities..............................................................   $     797.3    $     774.4    $     767.0
Equity securities............................................................           6.3            3.2            2.1
Mortgage loans...............................................................          20.2           22.5           32.6
Venture capital partnerships.................................................          23.8           25.5           49.0
Affiliate equity securities..................................................          --             --             --
Policy loans.................................................................         165.8          167.1          171.7
Other investments............................................................          47.8           48.8           35.0
Cash and cash equivalents....................................................           6.0            4.4            6.8
                                                                               -------------- -------------- --------------
Total investment income......................................................       1,067.2        1,045.9        1,064.2
  Less:  Investment expenses.................................................           8.6           18.0           18.2
                                                                               -------------- -------------- --------------
NET INVESTMENT INCOME, GENERAL ACCOUNT INVESTMENTS...........................       1,058.6        1,027.9        1,046.0
Debt and equity securities pledged as collateral (Note 7)....................          33.9           40.1           52.2
                                                                               -------------- -------------- --------------
NET INVESTMENT INCOME........................................................   $   1,092.5    $   1,068.0    $   1,098.2
                                                                               ============== ============== ==============

Amounts applicable to the closed block.......................................   $     556.5    $     560.0    $     573.1
                                                                               ============== ============== ==============

For 2005, 2004 and 2003, net investment income was lower by $15.4 million, $9.5 million and $10.4 million, respectively, due to non-income producing debt securities. Of these amounts, $12.1 million, $5.8 million and $5.5 million, respectively, related to the closed block.

SOURCES OF REALIZED INVESTMENT GAINS (LOSSES):                                            YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                        --------------------------------------------
                                                                                    2005           2004           2003
                                                                               -------------- -------------- --------------

Debt security impairments....................................................   $     (31.2)   $     (15.5)   $     (76.1)
Equity security impairments..................................................          (2.1)          (1.5)          (4.3)
Mortgage loan impairments....................................................          (0.8)          --             (4.1)
Venture capital partnership impairments......................................          --             --             (4.6)
Affiliate equity security impairments........................................          --            (11.0)         (96.9)
Other invested asset impairments.............................................          --             (3.3)         (16.5)
Debt and equity securities pledged as collateral impairments.................          (1.2)         (16.6)          (8.3)
                                                                               -------------- -------------- --------------
IMPAIRMENT LOSSES............................................................         (35.3)         (47.9)        (210.8)
                                                                               -------------- -------------- --------------
Debt security transaction gains..............................................          19.2           39.0           93.7
Debt security transaction losses.............................................         (37.2)         (10.6)         (28.9)
Equity security transaction gains............................................           5.8           17.7           58.8
Equity security transaction losses...........................................         (12.5)          (5.9)          (9.2)
Mortgage loan transaction gains (losses).....................................          --              0.2           (1.3)
Venture capital partnership transaction losses...............................         (13.9)          --             (9.7)
Affiliate equity security gains..............................................          14.4           --             --
Affiliate equity security losses.............................................         (10.7)          --             --
Real estate transaction losses...............................................          (0.6)          --             --
Debt and equity securities pledged as collateral gains.......................           2.5           --             --
Other invested asset transaction gains.......................................          15.1            5.5            9.4
                                                                               -------------- -------------- --------------
NET TRANSACTION GAINS (LOSSES)...............................................         (17.9)          45.9          112.8
                                                                               -------------- -------------- --------------
NET REALIZED INVESTMENT LOSSES...............................................   $     (53.2)   $      (2.0)   $     (98.0)
                                                                               -------------- -------------- --------------

Net realized investment losses...............................................   $     (53.2)   $      (2.0)   $     (98.0)
                                                                               -------------- -------------- --------------
Applicable closed block policyholder dividend obligation (reduction).........         (12.4)           3.7           (5.9)
Applicable deferred policy acquisition costs (benefit).......................         (14.7)          (0.4)          (4.1)
Applicable deferred income taxes (benefit)...................................           9.2            3.1          (35.6)
                                                                               -------------- -------------- --------------
Offsets to realized investment gains.........................................         (17.9)           6.4          (45.6)
                                                                               -------------- -------------- --------------
NET REALIZED INVESTMENT LOSSES INCLUDED IN NET INCOME........................   $     (35.3)   $      (8.4)   $     (52.4)
                                                                               ============== ============== ==============

Included in realized impairment losses on debt and equity securities pledged as collateral above, are impairments relating to our direct investments in the consolidated collateralized obligation trusts of $3.7 million and $5.9 million for 2004 and 2003, respectively. We did not have any impairments relating to our direct investments in the consolidated collateralized obligation trusts in 2005.

UNREALIZED INVESTMENT GAINS (LOSSES)

We recognize unrealized investment gains and losses on investments in debt and equity securities that we classify as available-for-sale. These gains and losses are reported as a component of other comprehensive income, net of the closed block policyholder dividend obligation, applicable DAC and applicable deferred income taxes.

SOURCES OF CHANGES IN NET UNREALIZED INVESTMENT GAINS (LOSSES):                           YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                        --------------------------------------------
                                                                                    2005           2004           2003
                                                                               -------------- -------------- --------------

Debt securities..............................................................   $    (313.0)   $     (27.1)   $     (66.1)
Equity securities............................................................           2.6            0.2          (27.7)
Debt and equity securities pledged as collateral.............................         (93.3)           7.8          116.4
Other investments............................................................          (7.5)          --              4.9
                                                                               -------------- -------------- --------------
NET CHANGES IN UNREALIZED INVESTMENT GAINS (LOSSES)..........................   $    (411.2)   $     (19.1)   $      27.5
                                                                               ============== ============== ==============

Net unrealized investment gains (losses).....................................   $    (411.2)   $     (19.1)   $      27.5
                                                                               -------------- -------------- --------------
Applicable policyholder dividend obligation..................................        (194.8)           3.6          (45.5)
Applicable deferred policy acquisition costs.................................         (70.5)          (7.7)         (12.4)
Applicable deferred income tax benefit.......................................         (20.1)          (9.8)          (5.4)
                                                                               -------------- -------------- --------------
Offsets to net unrealized investment gains...................................        (285.4)         (13.9)         (63.3)
                                                                               -------------- -------------- --------------
NET CHANGES IN UNREALIZED INVESTMENT GAINS (LOSSES)                             $    (125.8)   $      (5.2)   $      90.8
  INCLUDED IN OTHER COMPREHENSIVE INCOME (NOTE 10)...........................  ============== ============== ==============

INVESTING CASH FLOWS

Cash and cash equivalents consist of cash and short-term investments with original maturities of 90 days or less.

INVESTMENT PURCHASES, SALES, REPAYMENTS AND MATURITIES:                                   YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                        --------------------------------------------
                                                                                    2005           2004           2003
                                                                               -------------- -------------- --------------

Debt security purchases......................................................   $  (4,500.4)   $  (4,052.9)   $  (5,385.4)
Equity security purchases....................................................        (150.8)         (66.3)        (125.4)
Venture capital partnership investments......................................         (65.7)         (59.3)         (41.6)
Other invested asset purchases...............................................         (87.3)         (25.8)         (27.2)
Policy loan advances, net....................................................         (48.3)          44.7          (31.9)
                                                                               -------------- -------------- --------------
INVESTMENT PURCHASES.........................................................   $  (4,852.4)   $  (4,159.6)   $  (5,611.5)
                                                                               ============== ============== ==============

Debt securities sales........................................................   $   2,925.8    $   2,405.2    $   2,124.7
Debt securities maturities and repayments....................................       1,367.6        1,483.0        1,792.0
Equity security sales........................................................         225.4          111.2          235.7
Mortgage loan maturities and principal repayments............................          79.2           77.2          180.3
Venture capital partnership capital distributions............................         185.9           59.4           54.2
Affiliate securities sales...................................................          --              1.0           --
Real estate and other invested assets sales..................................          17.8           76.8           30.3
                                                                               -------------- -------------- --------------
INVESTMENT SALES, REPAYMENTS AND MATURITIES..................................   $   4,801.7    $   4,213.8    $   4,417.2
                                                                               ============== ============== ==============

The maturities of general account debt securities and mortgage loans, by contractual sinking fund payment and maturity, as of December 31, 2005 are summarized in the following table. Actual maturities will differ from contractual maturities as certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties, we have the right to put or sell certain obligations back to the issuers and we may refinance mortgage loans. Refinancing of mortgage loans was not significant during the three years ended 2005.

MATURITIES OF DEBT SECURITIES AND MORTGAGE LOANS:                                                MORTGAGE
($ amounts in millions)                                                             DEBT         LOANS AT
                                                                                 SECURITIES      CARRYING
                                                                                  AT COST          VALUE         TOTAL
                                                                               -------------- -------------- --------------

Due in one year or less......................................................   $     315.8    $      25.0    $     340.8
Due after one year through five years........................................       2,278.8           57.8        2,336.6
Due after five years through ten years.......................................       3,789.4           29.8        3,819.2
Due after ten years..........................................................       6,746.9           16.0        6,762.9
                                                                               -------------- -------------- --------------

TOTAL........................................................................   $  13,130.9    $     128.6    $  13,259.5
                                                                               ============== ============== ==============


4.   GOODWILL AND OTHER INTANGIBLE ASSETS

We do not record amortization expense on goodwill and other intangible assets with indefinite lives. For goodwill and indefinite-lived intangible assets, we perform impairment tests at least annually. To test for impairments, we calculate the fair value of the reporting unit based on the sum of a multiple of revenue and the fair value of the unit's tangible net assets. We compare the calculated fair value to the recorded values and record an impairment, if warranted.

GROSS AND NET CARRYING AMOUNTS OF GOODWILL AND                                     YEAR ENDED DECEMBER 31,
OTHER INTANGIBLE ASSETS:                                        -----------------------------------------------------------
($ amounts in millions)                                                      2005                          2004
                                                                ----------------------------- -----------------------------
                                                                     GROSS           NET           GROSS          NET
                                                                -------------- -------------- -------------- --------------

Goodwill.....................................................    $       5.8    $       4.5    $       5.8    $       4.5
Other........................................................            3.2            0.6            3.2            0.6
                                                                -------------- -------------- -------------- --------------
GOODWILL AND OTHER INTANGIBLE ASSETS.........................    $       9.0    $       5.1    $       9.0    $       5.1
                                                                ============== ============== ============== ==============

No amortization of intangible assets is expected over the next five years.


5.   FINANCING ACTIVITIES

INDEBTEDNESS

We record indebtedness at unpaid principal balances of each instrument. For purposes of fair value disclosures, we determine the fair value of indebtedness based on contractual cash flows discounted at market rates.

INDEBTEDNESS:                                                                         AS OF DECEMBER 31,
($ amounts in millions)                                         -----------------------------------------------------------
                                                                             2005                          2004
                                                                ----------------------------- -----------------------------
                                                                   CARRYING         FAIR         CARRYING        FAIR
                                                                     VALUE          VALUE          VALUE         VALUE
                                                                -------------- -------------- -------------- --------------

6.95% surplus notes..........................................    $      30.2    $      30.7    $      30.2    $      34.4
7.15% surplus notes..........................................          173.9          183.4          173.9          174.8
                                                                -------------- -------------- -------------- --------------
TOTAL INDEBTEDNESS...........................................    $     204.1    $     214.1    $     204.1    $     209.2
                                                                ============== ============== ============== ==============

Our 6.95% and 7.15% surplus notes are due December 1, 2006 and December 15, 2034, respectively. The carrying value of the 2034 notes is net of $1.1 million of unamortized original issue discount. Interest payments are at an annual rate of 6.95% and 7.15%, respectively, require the prior approval of the Superintendent of Insurance of the State of New York and may be made only out of surplus funds which the Superintendent determines to be available for such payments under New York insurance law. The 6.95% notes have no early redemption provisions. The 7.15% notes may be redeemed at our option at any time at the "make-whole" redemption price set forth in the offering circular. New York insurance law provides that the notes are not part of our legal liabilities. On December 15, 2004, we repurchased $144.8 million of the previously issued $175.0 million outstanding principal on our 6.95% notes and recognized an after-tax charge of $6.4 million for costs incurred, including the tender premium. Concurrent with the closing of the tender, we issued the $175.0 million 7.15% notes.

On November 22, 2004, The Phoenix Companies, Inc. entered into a $150.0 million three-year, unsecured senior revolving credit facility to replace our prior $150.0 million credit facility. Potential borrowers on the new credit line are The Phoenix Companies, Inc., Phoenix Investment Partners and Phoenix Life. The Phoenix Companies unconditionally guarantees any loans under this new facility to Phoenix Life and Phoenix Investment Partners. Base rate loans will bear interest at the greater of Wachovia Bank, National Association's prime commercial rate or the federal funds rate plus 0.50%. Eurodollar rate loans will bear interest at LIBOR plus an applicable percentage based on our Standard & Poor's and Moody's ratings. Phoenix Investment Partners has taken a $25 million draw on this facility at the Eurodollar rate.

INTEREST EXPENSE ON INDEBTEDNESS:                                                         YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                        --------------------------------------------
                                                                                    2005           2004           2003
                                                                               -------------- -------------- --------------

INTEREST EXPENSE INCURRED....................................................   $      14.7    $      12.8    $      12.2
                                                                               ============== ============== ==============
INTEREST PAID................................................................   $      14.6    $      12.6    $      12.2
                                                                               ============== ============== ==============


6.   SEPARATE ACCOUNT ASSETS AND LIABILITIES

Separate account products are those for which a separate investment and liability account is maintained on behalf of the policyholder. Investment objectives for these separate accounts vary by fund account type, as outlined in the applicable fund prospectus or separate account plan of operations. Our separate account products include variable annuities and variable life insurance contracts.

Separate account assets and liabilities related to policyholder funds are carried at market value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and the related liability increases are excluded from benefits and expenses. Fees assessed to the contractholders for management services are included in revenues when services are rendered.


7.   INVESTMENTS PLEDGED AS COLLATERAL AND NON-RECOURSE COLLATERALIZED
     OBLIGATIONS

We are involved with various entities in the normal course of business that may be deemed to be variable interest entities and, as a result, we may be deemed to hold interests in those entities. In particular, our asset management serves as the investment advisor to eight collateralized obligation trusts that were organized to take advantage of bond market arbitrage opportunities, including the two in the table below. These eight collateralized obligation trusts are investment trusts with aggregate assets of $2.5 billion that are primarily invested in a variety of fixed income securities acquired from third parties. These collateralized obligation trusts, in turn, issued tranched collateralized obligations and residual equity securities to third parties, as well as to our general account. Our asset management affiliates earned advisory fees of $8.8 million, $8.0 million and $10.4 million during the years ended December 31, 2005, 2004 and 2003, respectively. These advisory fees are either recorded as investment product fees for unconsolidated trusts or reflected as investment income on debt and equity securities pledged as collateral, net of interest expense on collateralized obligations and applicable minority interest related to third-party equity investments for consolidated trusts on our consolidated statement of income. The collateralized obligation trusts reside in bankruptcy remote SPEs for which we provide neither recourse nor guarantees. Accordingly, our financial exposure to these collateralized obligation trusts stems from our general account direct investment in certain debt or equity securities issued by these collateralized obligation trusts. Our maximum exposure to loss with respect to our direct investment in the eight collateralized obligation trusts is $45.5 million at December 31, 2005 ($0.0 million of which relates to trusts that are consolidated). Of that exposure, $34.3 million ($0.0 million of which relates to trust that are consolidated) relates to investment grade debt securities and loss of management fees.

Prior to September 30, 2005, we consolidated Phoenix-Mistic 2002-1 CDO, Ltd., or Mistic, which was redeemed during the third quarter of 2005. Upon redemption, this issue was liquidated and the remaining assets of the trust, in excess of remaining liabilities, were distributed to the trust's equity investors, including us, pro rata based upon the amounts originally invested. Liquidation of this trust resulted in a reduction to zero of all of our assets, liabilities and accumulated other comprehensive income associated with this trust, with our share of the residual balance recorded to earnings. As a result of this liquidation, we recognized $3.4 million of prepayment fees, $3.9 million of realized investment gains and a reversal of $1.3 million of impairments taken previously under FIN 46-R when Mistic was consolidated on our balance sheet.

We consolidated two collateralized obligation trusts as of December 31, 2005 and three as of December 31, 2004 and 2003. As of December 31, 2005, our direct investment in the two consolidated collateralized obligation trusts is $0.0 million. We recognized investment income on debt and equity securities pledged as collateral, net of interest expense on collateralized obligations and applicable minority interest, of $5.0 million, $3.4 million and $3.6 million for the years ended December 31, 2005, 2004 and 2003, respectively, related to these consolidated obligation trusts.

Six variable interest entities not consolidated by us under FIN 46(R) represent collateralized obligation trusts with approximately $2.2 billion of investment assets pledged as collateral. Our general account's direct investment in these unconsolidated variable interest entities is $45.5 million ($34.3 million of which are investment grade debt securities at December 31, 2005). We recognized investment advisory fee revenues related to the unconsolidated variable interest entities of $3.9 million, $4.6 million and $6.8 million for the years ended December 31, 2005, 2004 and 2003, respectively.

CONSOLIDATED VARIABLE INTEREST ENTITIES:                                                            AS OF DECEMBER 31,
($ in millions)                                                                                -----------------------------
                                                                                                    2005           2004
                                                                                               -------------- --------------
ASSETS PLEDGED AS COLLATERAL, AT FAIR VALUE
Phoenix CDO I...............................................................................    $      54.2    $      94.4
Phoenix CDO II..............................................................................          267.8          294.5
Phoenix-Mistic 2002-1 CDO...................................................................           --            967.0
                                                                                               -------------- --------------
TOTAL.......................................................................................    $     322.0    $   1,355.9
                                                                                               ============== ==============

NON-RECOURSE COLLATERALIZED OBLIGATIONS
Phoenix CDO I (March 2011 maturity).........................................................    $      93.1    $     127.3
Phoenix CDO II (December 2012 mandatorily redeemable).......................................          296.8          329.4
Phoenix-Mistic 2002-1 CDO (September 2014 maturity).........................................           --            898.5
                                                                                               -------------- --------------
TOTAL.......................................................................................    $     389.9    $   1,355.2
                                                                                               ============== ==============

Assets pledged as collateral consist of available-for-sale debt and equity securities at fair value of $304.4 million and $1,278.8 million at December 31, 2005 and 2004, respectively. In addition, cash and accrued investment income of $17.6 million and $77.1 million are included in these amounts at December 31, 2005 and 2004, respectively.

Non-recourse collateralized obligations are comprised of callable collateralized obligations of $371.2 million and $1,253.4 million at December 31, 2005 and 2004, respectively, and non-recourse derivative cash flow hedge liability of $18.7 million (notional amount of $210.8 million with maturity of June 1, 2009) and $101.8 million (notional amount of $1,118.2 million with maturities of 2005-2013) at December 31, 2004 and 2003, respectively. Minority interest liabilities related to third-party equity investments in the consolidated variable interest entities is $0.0 million and $37.7 million at December 31, 2005 and 2004, respectively.

Collateralized obligations for which PXP is the sponsor and actively manages the assets, where we are deemed to be a primary beneficiary as a result of our variable interests, and where there is not a significant amount of outside third-party equity investment in the trust, are consolidated in our financial statements. Our financial exposure is limited to our share of equity and bond investments in these vehicles held in our general account as available-for-sale debt and equity securities, as applicable, and there are no financial guarantees from, or recourse, to us, for these collateralized obligation trusts.

Debt and equity securities pledged as collateral are recorded at fair value with any applicable unrealized investment gains or losses reflected as a component of accumulated other comprehensive income, net of applicable minority interest. We recognize realized investment losses on debt and equity securities in these collateralized obligations when declines in fair values, in our judgment, are considered to be other-than-temporarily impaired. Non-recourse obligations issued by the consolidated collateralized obligation trusts at face value and are recorded at unpaid principal balance. Non-recourse derivative cash flow hedges are carried on our consolidated balance sheet at fair value with an offsetting amount recorded in accumulated other comprehensive income.

                                                                                            AS OF AND FOR THE
EFFECT OF CONSOLIDATION OF COLLATERALIZED OBLIGATION TRUSTS:                              YEAR ENDED DECEMBER 31,
($ in millions)                                                                --------------------------------------------
                                                                                    2005           2004           2003
                                                                               -------------- -------------- --------------

Increase (decrease) in net income or (increase) in net loss..................   $       1.3    $     (12.9)   $      (2.4)
                                                                               ============== ============== ==============
Reduction to stockholders' equity............................................   $     (67.9)   $     (67.5)   $     (77.3)
                                                                               ============== ============== ==============

The above non-cash credits (charges) to earnings and stockholders' equity primarily relate to realized and unrealized investment losses within the collateralized obligation trusts. Upon maturity or other liquidation of the trusts, the fair value of the investments pledged as collateral will be used to settle the non-recourse collateralized obligations with any shortfall in such investments inuring to the third-party note and equity holders. To the extent there remains a recorded liability for non-recourse obligations after all the assets pledged as collateral are exhausted, such amount will be reduced to zero with a corresponding benefit to earnings. Accordingly, these investment losses and any future investment losses under this method of consolidation will ultimately reverse upon the maturity or other liquidation of the non-recourse collateralized obligations. These non-recourse obligations mature between 2011 through 2012 but contain call provisions. The call provisions may be triggered at the discretion of the equity investors based on market conditions and are subject to certain contractual limitations.

GAAP requires us to consolidate all the assets and liabilities of these collateralized obligation trusts which results in the recognition of realized and unrealized losses even though we have no legal obligation to fund such losses in the settlement of the collateralized obligations. The FASB continues to evaluate, through the issuance of FASB staff positions, the various technical implementation issues related to consolidation accounting. We will continue to assess the impact of any new implementation guidance issued by the FASB as well as evolving interpretations among accounting professionals. Additional guidance and interpretations may affect our application of consolidation accounting in future periods.

FAIR VALUE AND COST OF  DEBT AND EQUITY SECURITIES
PLEDGED AS COLLATERAL:                                                               AS OF DECEMBER 31,
($ in millions)                                                 -----------------------------------------------------------
                                                                             2005                          2004
                                                                ----------------------------- -----------------------------
                                                                  FAIR VALUE        COST        FAIR VALUE        COST
                                                                -------------- -------------- -------------- --------------

Debt securities pledged as collateral........................    $     304.1    $     278.9    $   1,276.9    $   1,159.9
Equity securities pledged as collateral......................            0.3            0.3            1.9            0.4
                                                                -------------- -------------- -------------- --------------
TOTAL DEBT AND EQUITY SECURITIES PLEDGED AS COLLATERAL.......    $     304.4    $     279.2    $   1,278.8    $   1,160.3
                                                                ============== ============== ============== ==============


GROSS AND NET UNREALIZED GAINS AND LOSSES FROM
DEBT AND EQUITY SECURITIES PLEDGED AS COLLATERAL:                                   AS OF DECEMBER 31,
($ in millions)                                                 -----------------------------------------------------------
                                                                            2005                          2004
                                                                ----------------------------- -----------------------------
                                                                     GAINS         LOSSES          GAINS         LOSSES
                                                                -------------- -------------- -------------- --------------

Debt securities pledged as collateral........................    $      35.8    $     (10.6)   $     131.3    $     (14.3)
Equity securities pledged as collateral......................            0.1           (0.1)           1.6           (0.1)
                                                                -------------- -------------- -------------- --------------
TOTAL........................................................    $      35.9    $     (10.7)   $     132.9    $     (14.4)
                                                                ============== ============== ============== ==============
NET UNREALIZED GAINS.........................................    $      25.2                   $     118.5
                                                                ==============                ==============

AGING OF TEMPORARILY IMPAIRED DEBT AND
EQUITY SECURITIES PLEDGED AS COLLATERAL:                               AS OF DECEMBER 31, 2005
($ in millions)                              -----------------------------------------------------------------------------
                                                LESS THAN 12 MONTHS     GREATER THAN 12 MONTHS            TOTAL
                                             ------------------------- ------------------------- -------------------------
                                                 FAIR      UNREALIZED     FAIR       UNREALIZED     FAIR       UNREALIZED
                                                 VALUE       LOSSES       VALUE        LOSSES       VALUE        LOSSES
                                             ------------ ------------ ----------- ------------- ------------ ------------

Corporate                                     $      3.9   $    (1.0)   $     8.8   $     (1.5)   $    12.6    $    (2.5)
Mortgage-backed                                      1.3        (0.1)         9.1         (6.1)        10.4         (6.2)
Other asset-backed                                  --          --            2.2         (1.9)         2.2         (1.9)
                                             ------------ ------------ ----------- ------------- ------------ ------------
DEBT SECURITIES                               $      5.2   $    (1.1)   $    20.1   $     (9.5)   $    25.2    $   (10.6)
EQUITY SECURITIES PLEDGED AS COLLATERAL             --          --           --           (0.1)        --           (0.1)
                                             ------------ ------------ ----------- ------------- ------------ ------------
TOTAL TEMPORARILY IMPAIRED SECURITIES
  PLEDGED AS COLLATERAL                       $      5.2   $    (1.1)   $    20.1   $     (9.6)   $    25.2    $   (10.7)
                                             ============ ============ =========== ============= ============ ============

Gross unrealized losses related to debt securities pledged as collateral whose fair value is less than the security's amortized cost totaled $10.7 million at December 31, 2005. Gross unrealized losses on debt securities with a fair value less than 80% of the security's amortized cost totaled $8.7 million at December 31, 2005. The majority of these debt securities are investment grade issues that continue to perform to their original contractual terms at December 31, 2005.

AGING OF TEMPORARILY IMPAIRED                                           AS OF DECEMBER 31, 2004
DEBT AND EQUITY SECURITIES PLEDGED           -----------------------------------------------------------------------------
AS COLLATERAL:                                  LESS THAN 12 MONTHS      GREATER THAN 12 MONTHS           TOTAL
($ amounts in millions)                      ------------------------- ------------------------- -------------------------
                                                 FAIR      UNREALIZED     FAIR       UNREALIZED      FAIR      UNREALIZED
                                                 VALUE       LOSSES       VALUE        LOSSES        VALUE       LOSSES
                                             ------------ ------------ ----------- ------------- ------------ ------------

Corporate..................................   $     16.2   $    (0.2)   $    25.2   $     (4.0)   $    41.4    $    (4.2)
Mortgage-backed............................         --          --           23.9         (8.3)        23.9         (8.3)
Other asset-backed.........................         --          --           21.0         (1.8)        21.0         (1.8)
                                             ------------ ------------ ----------- ------------- ------------ ------------
DEBT SECURITIES............................   $     16.2   $    (0.2)   $    70.1   $    (14.1)   $    86.3    $   (14.3)
EQUITY SECURITIES PLEDGED AS COLLATERAL....         --          --           --           (0.1)        --           (0.1)
                                             ------------ ------------ ----------- ------------- ------------ ------------
TOTAL TEMPORARILY IMPAIRED SECURITIES
  PLEDGED AS COLLATERAL....................   $     16.2   $    (0.2)   $    70.1   $    (14.2)   $    86.3    $   (14.4)
                                             ============ ============ =========== ============= ============ ============

Gross unrealized losses related to debt securities pledged as collateral whose fair value is less than the security's amortized cost totals $14.3 million at December 31, 2004. Gross unrealized losses on debt securities with a fair value less than 80% of the security's amortized cost totaled $7.8 million at December 31, 2004. The majority of these debt securities are investment grade issues that continue to perform to their original contractual terms at December 31, 2004.

MATURITY OF DEBT SECURITIES PLEDGED AS COLLATERAL:                                                                 2005
($ in millions)                                                                                                    COST
                                                                                                              --------------

Due in one year or less                                                                                        $       4.8
Due after one year through five years                                                                                 70.7
Due after five years through ten years                                                                                32.6
Due after ten years                                                                                                  170.8
                                                                                                              --------------
TOTAL DEBT SECURITIES                                                                                          $     278.9
                                                                                                              ==============

The amount of CDO-related derivative cash flow hedge ineffectiveness recognized through earnings for the years ended December 31, 2005 and 2004 is $0.3 million and $(0.7) million, respectively. See Note 3 to these financial statements for information on realized investment losses related to these CDOs.


8.   INCOME TAXES

We recognize income tax expense or benefit based upon amounts reported in the financial statements and the provisions of currently enacted tax laws. We allocate income taxes to income, other comprehensive income and additional paid-in capital, as applicable.

We recognize current income tax assets and liabilities for estimated income taxes refundable or payable based on the current year's income tax returns. We recognize deferred income tax assets and liabilities for the estimated future income tax effects of temporary differences and carryforwards. Temporary differences are the differences between the financial statement carrying amounts of assets and liabilities and their tax bases. If necessary, we establish valuation allowances to reduce the carrying amount of deferred income tax assets to amounts that are more likely than not to be realized.

In accordance with an income tax sharing agreement with The Phoenix Companies, we compute the provision for federal income taxes as if we were filing a separate federal income tax return, except that benefits arising from income tax credits and net operating losses are allocated to those subsidiaries producing such benefits to the extent they are utilized in The Phoenix Companies' consolidated federal income tax return.

ALLOCATION OF INCOME TAXES:                                                                YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                        --------------------------------------------
                                                                                    2005           2004           2003
                                                                               -------------- -------------- --------------

Income taxes (benefit) applicable to:
  Current....................................................................   $       6.6    $     (12.5)   $       1.5
  Deferred...................................................................          33.3           72.2            2.4
                                                                               -------------- -------------- --------------
  Continuing operations......................................................          39.9           59.7            3.9
  Equity in earnings of affiliates...........................................          --             (6.8)          (0.2)
                                                                               -------------- -------------- --------------
NET INCOME...................................................................          39.9           52.9            3.7
Other comprehensive income...................................................         (22.1)         (14.0)          (2.4)
                                                                               -------------- -------------- --------------
COMPREHENSIVE INCOME.........................................................   $      17.8    $      38.9    $       1.3
                                                                               ============== ============== ==============

INCOME TAXES PAID (REFUNDED).................................................   $     (14.1)   $       6.0    $       1.3
                                                                               ============== ============== ==============


EFFECTIVE INCOME TAX RATE:                                                                 YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                        --------------------------------------------
                                                                                    2005           2004           2003
                                                                               -------------- -------------- --------------

Income from continuing operations before income taxes
  and minority interest......................................................   $     161.5    $     194.0    $      41.1
                                                                               -------------- -------------- --------------
Income taxes at statutory rate of 35.0%......................................          56.5           67.9           14.4
Investment income not subject to tax.........................................          (8.7)         (10.8)          (6.9)
Tax interest recoveries......................................................          (5.3)          --             (1.1)
Historic rehabilitation and other tax credits................................          (2.3)          --             --
Realized losses on available-for-sale securities pledged as collateral.......          (0.5)           4.5            0.9
Other, net...................................................................           0.2           (1.9)          (3.4)
                                                                               -------------- -------------- --------------
INCOME TAXES APPLICABLE TO CONTINUING OPERATIONS.............................   $      39.9    $      59.7    $       3.9
                                                                               ============== ============== ==============


DEFERRED INCOME TAX BALANCES ATTRIBUTABLE TO TEMPORARY DIFFERENCES:                                     YEAR ENDED
($ amounts in millions)                                                                                DECEMBER 31,
                                                                                               -----------------------------
                                                                                                    2005           2004
                                                                                               -------------- --------------
Deferred income tax assets:
Future policyholder benefits................................................................    $     233.8    $     214.1
Unearned premiums/deferred revenues.........................................................          108.2          118.1
Employee benefits...........................................................................           70.6           73.0
Intangible assets...........................................................................            2.3            2.6
Net operating and capital loss carryover benefits...........................................           25.4           29.9
Historic rehabilitation and other tax credits...............................................           18.7           12.3
Foreign tax credits carryover benefits......................................................            0.1            0.1
Other.......................................................................................            0.6            6.1
Valuation allowance.........................................................................           (1.1)          (1.1)
                                                                                               -------------- --------------
GROSS DEFERRED INCOME TAX ASSETS............................................................          458.6          455.1
                                                                                               -------------- --------------
Deferred tax liabilities:
Deferred policy acquisition costs...........................................................         (374.1)        (335.6)
Investments.................................................................................         (116.2)        (133.2)
Other.......................................................................................           --             (7.8)
                                                                                               -------------- --------------
GROSS DEFERRED INCOME TAX LIABILITIES.......................................................         (490.3)        (476.6)
                                                                                               -------------- --------------
DEFERRED INCOME TAX ASSETS (LIABILITIES)....................................................    $     (31.7)   $     (21.5)
                                                                                               ============== ==============

We have elected to file a consolidated federal income tax return for 2005 and prior years with The Phoenix Companies. Within the consolidated tax return, we are required by Internal Revenue Service regulations to segregate the entities into two groups: life insurance companies and non-life insurance companies. We are limited as to the amount of any operating losses from one group that can be offset against taxable income of the other group. These limitations affect the amount of any operating loss carryforwards that we have now or in the future.

As of December 31, 2005, we had deferred tax assets of $12.9 million and $11.4 million related to net operating and capital losses, respectively, for federal income tax purposes and $1.1 million for state net operating losses. The related federal net operating losses of $36.9 million are scheduled to expire between the years 2017 and 2025. The federal capital losses of $32.5 million are scheduled to expire between 2009 and 2010. The state net operating losses of $15.1 million related to the non-life subgroup are scheduled to expire between 2019 and 2024. Due to the inability to combine the life insurance and non-life insurance subgroups for state income tax purposes, we established a $1.1 million and a $1.1 million valuation allowance at the end of 2005 and 2004, respectively, relative to the state net operating loss carryforwards.

As of December 31, 2005, the deferred income tax assets of $18.7 million related to general business tax credits are expected to expire between 2022 and 2025.

As of December 31, 2005, we had foreign tax credit carryover totaling $0.1 million, which is scheduled to expire in 2006. We expect to realize the benefits of the foreign tax credits, therefore, no valuation allowance has been recorded against this tax benefit.

We have determined, based on our earnings and future income, that it is more likely than not that the deferred income tax assets after valuation allowance already recorded as of December 31, 2005 and 2004 will be realized. In determining the adequacy of future income, we have considered projected future income, reversal of existing temporary differences and available tax planning strategies that could be implemented, if necessary.

Our federal income tax returns are routinely audited by the IRS, and estimated provisions are routinely provided in the financial statements in anticipation of the results of these audits. While it is often difficult to predict the outcome of these audits, including the timing of any resolution of any particular tax matter, we believe that our reserves, as reported on our consolidated balance sheet, are adequate for all open tax years. Unfavorable resolution of any particular issue could result in additional use of cash to pay liabilities that would be deemed owed to the IRS. Additionally, any unfavorable or favorable resolution of any particular issue could result in an increase or decrease, respectively, to our effective income tax rate to the extent that our estimates differ from the ultimate resolution. Investment income not subject to tax for 2005 and 2004 included net tax expense of $1.3 and net tax benefit of $5.7 million, respectively, related to the anticipated resolution of certain tax matters with the IRS.


9.   EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

The Phoenix Companies sponsors a non-contributory, defined benefit pension plan covering substantially all of its employees. Retirement benefits are a function of both years of service and level of compensation. The Phoenix Companies also sponsors a non-qualified supplemental defined benefit plan to provide benefits in excess of amounts allowed pursuant to the Internal Revenue Code. The Phoenix Companies' funding policy is to contribute annually an amount equal to at least the minimum required contribution in accordance with minimum funding standards established by the Employee Retirement Income Security Act of 1974 (ERISA). Contributions are intended to provide not only for benefits attributable to service to date, but also for service expected to be earned in the future.

The Phoenix Companies sponsors pension and savings plans for its employees, and employees and agents of its subsidiaries. The qualified plans comply with requirements established by the ERISA and excess benefit plans provide for that portion of pension obligations, which is in excess of amounts permitted by ERISA. The Phoenix Companies also provides certain health care and life insurance benefits for active and retired employees. We incur applicable employee benefit expenses through the process of cost allocation by The Phoenix Companies.

In addition to The Phoenix Companies' pension plans, The Phoenix Companies currently provides certain health care and life insurance benefits to retired employees, spouses and other eligible dependents through various plans sponsored by The Phoenix Companies. A substantial portion of Phoenix affiliate employees may become eligible for these benefits upon retirement. The health care plans have varying co-payments and deductibles, depending on the plan. These plans are unfunded.

Prior to June 25, 2001, Phoenix Life sponsored the aforementioned employee benefit plans. Effective June 25, 2001, Phoenix Life's parent, The Phoenix Companies, Inc., became the sponsor of these plans. Substantially all of our employees remained participants of the plans.

We recognize pension and other post-retirement benefit costs and obligations over the employees' expected service periods by discounting an estimate of aggregate benefits. We estimate aggregate benefits by using assumptions for employee turnover, future compensation increases, rates of return on pension plan assets and future health care costs. We recognize an expense for differences between actual experience and estimates over the average future service period of participants. We recognize an expense for our contributions to employee and agent savings plans at the time employees and agents make contributions to the plans. We also recognize the costs and obligations of severance, disability and related life insurance and health care benefits to be paid to inactive or former employees after employment but before retirement. Effective with the change in sponsorship of employee benefit plans to our parent, the liability for the excess of accrued pension cost of each plan over the amounts contributed to the plans was recorded as an employee benefit liability due to parent. In addition, the allocated expense for each period is recorded as a liability due to parent.

Prior to the aforementioned change in plan sponsorship to our parent in 2001, we also recognized an additional liability for any excess of the accumulated benefit obligation of each plan over the fair value of plan assets. The offset to this additional liability is first recognized as an intangible asset, which is limited to unrecognized prior service, including any unrecognized net transition obligation. Any additional offsets are then recognized as an adjustment to accumulated other comprehensive income. Effective with the June 25, 2001 change in sponsorship of our pension plans to our parent, the additional liability for excess of accumulated benefit obligation over the plan assets became a direct liability of our parent. Accordingly we have accounted for this forgiveness of a liability by our parent as a capital contribution of $14.4 million as of January 1, 2002.

Applicable information regarding the actuarial present value of vested and non-vested accumulated plan benefits, and the net assets of the plans available for benefits is not separately calculated for our participation in the plans. The Phoenix Companies, the plan sponsor, established an accrued liability and amounts attributable to us have been allocated and recorded as an expense and employee benefit liability to our parent.

UNDERLYING PRINCIPAL RATES AND ASSUMPTIONS:                                               YEAR ENDED DECEMBER 31,
                                                                               --------------------------------------------
                                                                                    2005            2004           2003
                                                                               -------------- -------------- --------------
PRINCIPAL RATES AND ASSUMPTIONS
ASSUMPTIONS USED TO DETERMINE BENEFIT OBLIGATIONS
Projected benefit obligation discount rate...................................       5.50%           5.75%          6.00%
Future compensation increase rate............................................       4.00%           4.00%          3.50%
Pension plan assets long-term rate of return.................................       8.50%           8.50%          8.50%
Deferred investment gain/loss amortization corridor..........................       5.00%           5.00%          5.00%
Future health care cost increase rate, age 64 and younger....................      10.00%           8.50%          9.25%
Future health care cost increase rate, age 65 and older......................      12.25%          10.50%         11.25%

ASSUMPTIONS USED TO DETERMINE BENEFIT COSTS
Projected benefit obligation discount rate...................................       5.75%           6.00%          6.50%
Future compensation increase rate............................................       4.00%           3.50%          3.50%
Pension plan assets long-term rate of return.................................       8.50%           8.50%          8.50%
Deferred investment gain/loss amortization corridor..........................       5.00%           5.00%          5.00%
Future health care cost increase rate, age 64 and younger....................       8.50%           9.25%         10.00%
Future health care cost increase rate, age 65 and older......................      10.50%          11.25%         12.00%

CHANGES IN PENSION PLANS' ASSETS AND                                               YEAR ENDED DECEMBER 31,
PROJECTED BENEFIT OBLIGATIONS:                                  -----------------------------------------------------------
($ amounts in millions)                                                EMPLOYEE PLAN               SUPPLEMENTAL PLAN
                                                                ----------------------------- -----------------------------
                                                                     2005           2004           2005           2004
                                                                -------------- -------------- -------------- --------------

PLANS' ASSETS
Plan assets' actual gain (loss)..............................    $      24.5    $      44.3    $      --      $      --
Employer contributions.......................................           27.7            8.9            5.5            5.7
Participant benefit payments.................................          (26.0)         (25.7)          (5.5)          (5.7)
                                                                -------------- -------------- -------------- --------------
Change in plan assets........................................           26.2           27.5           --             --
Plan assets, beginning of year...............................          396.4          368.9           --             --
                                                                -------------- -------------- -------------- --------------
PLANS' ASSETS, END OF YEAR...................................    $     422.6    $     396.4    $      --      $      --
                                                                ============== ============== ============== ==============

PLANS' PROJECTED BENEFIT OBLIGATION
Service and interest cost accrual............................    $     (36.7)   $     (36.1)   $      (9.1)   $      (7.0)
Actuarial gain (loss)........................................          (13.3)         (35.5)         (18.3)         (11.2)
Curtailment gain (loss)......................................           --              7.5           --              2.7
Participant benefit payments.................................           26.0           25.7            5.5            5.7
Plan amendments..............................................           --             --             (1.5)          --
                                                                -------------- -------------- -------------- --------------
Change in projected benefit obligation.......................          (24.0)         (38.4)         (23.4)          (9.8)
Projected benefit obligation, beginning of year..............         (499.0)        (460.6)        (134.6)        (124.8)
                                                                -------------- -------------- -------------- --------------
PROJECTED BENEFIT OBLIGATION, END OF YEAR....................    $    (523.0)   $    (499.0)   $    (158.0)   $    (134.6)
                                                                ============== ============== ============== ==============


FUNDED STATUS OF PENSION PLANS:                                                   YEAR ENDED DECEMBER 31,
($ amounts in millions)                                         -----------------------------------------------------------
                                                                        EMPLOYEE PLAN               SUPPLEMENTAL PLAN
                                                                ----------------------------- -----------------------------
                                                                    2005           2004           2005           2004
                                                                -------------- -------------- -------------- --------------

Excess of accrued pension benefit cost over amount
  contributed to plan........................................    $     (16.0)   $     (37.0)   $     (94.0)   $     (86.0)
Additional minimum liability.................................          (54.0)         (41.2)         (45.9)         (40.6)
                                                                -------------- -------------- -------------- --------------
Excess of accumulated benefit obligation over plan assets....          (70.0)         (78.2)        (139.9)        (126.6)
Intangible asset.............................................            7.0            8.0           --             --
Minimum pension liability adjustment in accumulated
  other comprehensive income.................................           47.0           33.2           45.9           40.6
                                                                -------------- -------------- -------------- --------------
Funding status recognized in balance sheet...................          (16.0)         (37.0)         (94.0)         (86.0)
                                                                -------------- -------------- -------------- --------------
Net unamortized loss.........................................          (77.4)         (57.6)         (66.5)         (52.6)
Unamortized prior service (cost) credit......................           (7.0)          (8.0)           2.5            4.0
                                                                -------------- -------------- -------------- --------------
Funding status unrecognized in balance sheet.................          (84.4)         (65.6)         (64.0)         (48.6)
                                                                -------------- -------------- -------------- --------------
PLAN ASSETS LESS THAN PROJECTED BENEFIT OBLIGATIONS,
  END OF YEAR................................................    $    (100.4)   $    (102.6)   $    (158.0)   $    (134.6)
                                                                ============== ============== ============== ==============

The Phoenix Companies expects to contribute $1.9 million to the employee pension plan during 2006. The Phoenix Companies made payments totaling $27.7 million to the pension plan during 2005 including $5.7 million toward the estimated 2005 contribution and $22.0 million of additional contributions.

FUNDED STATUS OF OTHER POSTRETIREMENT BENEFIT PLANS:                                                AS OF DECEMBER 31,
($ amounts in millions)                                                                        -----------------------------
                                                                                                     2005           2004
                                                                                               -------------- --------------

Accrued benefit obligation included in other liabilities....................................    $     (84.9)   $     (88.0)
                                                                                               -------------- --------------
Net unamortized gain........................................................................            6.1           10.3
Unamortized prior service (costs) credits...................................................            6.4            7.4
                                                                                               -------------- --------------
Funding status unrecognized in balance sheet................................................           12.5           17.7
                                                                                               -------------- --------------
PLAN ASSETS LESS THAN PROJECTED BENEFIT OBLIGATIONS, END OF YEAR............................    $     (72.4)   $     (70.3)
                                                                                               ============== ==============

The health care cost trend rate has a significant effect on the amounts reported. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the accumulated postretirement benefit obligation by $0.4 million and the annual service and interest cost by $0.1 million. Decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the accumulated postretirement benefit obligation by $1.0 million and the annual service and interest cost by $0.1 million.

MANAGEMENT RESTRUCTURING EXPENSE AND EMPLOYMENT AGREEMENTS

The Phoenix Companies and certain of its key executives have entered into agreements that will, in certain circumstances, provide separation benefits upon the termination of the executive's employment by The Phoenix Companies for reasons other than death, disability, cause or retirement, or by the executive for "good reason," as defined in the agreements. For most of these executives, the agreements provide this protection only if the termination occurs following (or is effectively connected with) the occurrence of a change of control, as defined in the agreements. Upon a change in control, The Phoenix Companies is required to make an irrevocable contribution to a trust as soon as possible following such change in control in an amount equal to pay such benefits payable under such agreements. In such circumstances, we might be required to fund all or a portion of any contribution made.

We recorded non-recurring expenses of $6.5 million ($4.2 million after income taxes), $31.8 million ($20.7 million after income taxes) and $5.2 million ($3.2 million after income taxes) in 2005, 2004 and 2003, respectively, primarily in connection with organizational and employment-related costs. The 2004 charges relate mainly our allocated portion of charges stemming from The Phoenix Companies' sale of its retail affiliated broker-dealer operations and the outsourcing of our information technology infrastructure services. Reserves for management restructuring agreements are not material to our consolidated financial statements at December 31, 2004 and 2003.


10.  OTHER COMPREHENSIVE INCOME

We record unrealized gains and losses on available-for-sale securities, minimum pension liability adjustments in excess of unrecognized prior service cost, foreign currency translation gains and losses and effective portions of the gains or losses on derivative instruments designated as cash flow hedges in accumulated other comprehensive income. Unrealized gains and losses on available-for-sale securities are recorded in other comprehensive income until the related securities are sold, reclassified or deemed to be impaired. Minimum pension liability adjustments in excess of unrecognized prior service cost are adjusted or eliminated in subsequent periods to the extent that plan assets exceed accumulated benefits. Foreign currency translation gains and losses are recorded in accumulated other comprehensive income. We also consider unrealized foreign currency losses when evaluating investments for impairment. The effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings in the same period in which the hedged transaction affects earnings. If it is probable that a hedged forecasted transaction will no longer occur, the effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings immediately.

SOURCES OF OTHER COMPREHENSIVE INCOME:                                  YEAR ENDED DECEMBER 31,
($ amounts in millions)                      -------------------------------------------------------------------------------
                                                        2005                      2004                      2003
                                             ------------------------- ------------------------- ---------------------------
                                                 GROSS         NET         GROSS         NET         GROSS         NET
                                             ------------ ------------- ------------ ------------ ------------- ------------

Unrealized gains (losses) on
  investments.............................    $   (435.9)  $   (157.0)   $     23.9   $     17.2   $    140.9    $    164.5
Net realized investment losses on
  available-for-sale securities included
  in net income...........................          24.7         31.2         (43.0)       (22.4)      (113.4)        (73.7)
                                             ------------ ------------- ------------ ------------ ------------- ------------
Net unrealized investment gains...........        (411.2)      (125.8)        (19.1)        (5.2)        27.5          90.8
Net unrealized foreign currency
  translation adjustment .................          (6.0)        (4.0)         (4.6)        (0.6)        11.9           8.2
Net unrealized derivative instruments
  gains (losses)..........................          82.8         82.8          13.1         13.3         35.9          36.6
                                             ------------ ------------- ------------ ------------ ------------- ------------
Other comprehensive income (loss).........        (334.4)  $    (47.0)        (10.6)  $      7.5         75.3    $    135.6
                                             ------------ ============= ------------ ============ ------------- ============
Applicable policyholder dividend
  obligation..............................        (194.8)                       3.6                     (45.5)
Applicable deferred policy acquisition
  cost amortization.......................         (70.5)                      (7.7)                    (12.4)
Applicable deferred income taxes
  (benefit)...............................         (22.1)                     (14.0)                     (2.4)
                                             -------------              -------------             -------------
Offsets to other comprehensive income.....        (287.4)                     (18.1)                    (60.3)
                                             -------------              -------------             -------------
OTHER COMPREHENSIVE INCOME (LOSS).........    $    (47.0)                $      7.5                $    135.6
                                             =============              =============             =============


COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE INCOME:                                   AS OF DECEMBER 31,
($ amounts in millions)                                                 ----------------------------------------------------
                                                                                  2005                      2004
                                                                        ------------------------- --------------------------
                                                                           GROSS         NET         GROSS         NET
                                                                        ------------ ------------ ----------- --------------

Unrealized gains on investments....................................      $    307.7   $     26.9   $   718.9   $      152.7
Unrealized foreign currency translation adjustment.................            (0.3)        (0.8)        5.7            3.2
Unrealized losses on derivative instruments........................           (40.4)       (24.6)     (123.2)        (107.4)
                                                                        ------------ ------------ ----------- --------------
Accumulated other comprehensive income.............................           267.0   $      1.5       601.4   $       48.5
                                                                        ------------ ============ ----------- ==============
Applicable policyholder dividend obligation........................           241.5                    436.3
Applicable deferred policy acquisition costs.......................            15.9                     86.4
Applicable deferred income taxes...................................             8.1                     30.2
                                                                        ------------              -----------
Offsets to accumulated other comprehensive income..................           265.5                    552.9
                                                                        ------------              -----------
ACCUMULATED OTHER COMPREHENSIVE INCOME.............................      $      1.5                $    48.5
                                                                        ============              ===========


11.  DISCONTINUED OPERATIONS

During 1999, we discontinued the operations of three of our business segments which in prior years had been reflected as reportable business segments: reinsurance operations, group life and health operations and real estate management operations. See Note 16 for further information regarding our discontinued reinsurance and group life and health operations.

We have excluded assets and liabilities of the discontinued operations from the assets and liabilities of continuing operations and on a net basis included them in other general account assets on our balance sheet.


12.  DERIVATIVE INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

DERIVATIVE INSTRUMENTS

We maintain an overall interest rate risk-management strategy that primarily incorporates the use of interest rate swaps as hedges of our exposure to changes in interest rates. Our exposure to changes in interest rates primarily results from our commitments to fund interest-sensitive insurance liabilities, as well as from our significant holdings of fixed rate financial instruments.

We recognize all derivative instruments on the balance sheet at fair value. Generally, we designate each derivative according to the associated exposure as either a fair value or cash flow hedge at its inception as we do not enter into derivative contracts for trading or speculative purposes.

Except for the foreign currency swaps discussed below, all fair value hedges are accounted for with changes in the fair value of related interest rate swaps recorded on the balance sheet with an offsetting amount recorded to the hedged item's balance sheet carrying amount. Changes in the fair value of foreign currency swaps used as hedges of the fair value of foreign currency denominated assets are reported in current period earnings with the change in value of the hedged asset attributable to the hedged risk.

Cash flow hedges are generally accounted for with changes in the fair value of related interest rate swaps recorded on the balance sheet with an offsetting amount recorded in accumulated other comprehensive income. The effective portion of changes in fair values of derivatives hedging the variability of cash flows related to forecasted transactions are reported in accumulated other comprehensive income and reclassified into earnings in the periods during which earnings are affected by the variability of the cash flows of the hedged item.

Changes in the fair value of derivative instruments not designated as hedging instruments and ineffective portions of hedges are recognized in net investment income in the period incurred.

DERIVATIVE INSTRUMENTS HELD IN                                                            AS OF DECEMBER 31,
GENERAL ACCOUNT:                                                        ----------------------------------------------------
($ amounts in millions)                                                             2005                     2004
                                                                        -------------------------- -------------------------
                                                NOTIONAL
                                                 AMOUNT      MATURITY       ASSET      LIABILITY      ASSET      LIABILITY
                                             -------------- ----------- ------------- ------------ ------------ ------------
INTEREST RATE SWAPS
    Cash flow hedges......................    $       30       2007      $       1.2   $     --     $      2.8   $     --
    Non-hedging derivative instruments....           360       2007              6.6          4.9         16.5         14.0
Other.....................................            75     2008-2014           0.8         --            0.1         --
                                             --------------             ------------- ------------ ------------ ------------
TOTAL GENERAL ACCOUNT
  DERIVATIVE INSTRUMENT POSITIONS.........    $      465                 $       8.6   $      4.9   $     19.4   $     14.0
                                             ==============             ============= ============ ============ ============

Fair value hedges. We currently hold interest rate swaps that convert a portion of our fixed rate debt portfolio to variable rate debt. These hedges are accounted for under the shortcut method and, therefore, no hedge ineffectiveness is recorded in current period earnings associated with these interest rate swaps.

Cash flow hedges. We currently hold interest rates swaps that effectively convert variable rate bond cash flows to fixed cash flows in order to better match the cash flows of associated liabilities. These hedges are accounted for under the shortcut method and, therefore, no hedge ineffectiveness was recorded in earnings for 2005, 2004 and 2003. We do not expect to reclassify any amounts reported in accumulated other comprehensive income into earnings over the next twelve months with respect to these hedges.

Non-hedging derivative instruments. We also hold interest rate swaps that were initially entered into as hedges of an anticipated purchase of assets associated with an acquisition of a block of insurance liabilities. Subsequently, offsetting swap positions were taken to lock in a stream of income to supplement the income on the assets purchased.

We are exposed to credit risk in the event of non-performance by counterparties to these derivative instruments. We do not expect that counterparties will fail to meet their financial obligation as we only enter into derivative contracts with a number of highly rated financial institutions. The credit exposure of these instruments is the positive fair value at the reporting date, or $8.6 million as of December 31, 2005. We consider the likelihood of any material loss on these instruments to be remote.

FAIR VALUE OF FINANCIAL INSTRUMENTS

CARRYING AMOUNTS AND ESTIMATED FAIR VALUES OF                                        AS OF DECEMBER 31,
FINANCIAL INSTRUMENTS:                                          -----------------------------------------------------------
($ amounts in millions)                                                     2005                          2004
                                                                ----------------------------- -----------------------------
                                                                  CARRYING         FAIR         CARRYING         FAIR
                                                                    VALUE          VALUE          VALUE          VALUE
                                                                -------------- -------------- -------------- --------------

Cash and cash equivalents....................................    $     225.6    $     225.6    $     324.0    $     324.0
Debt securities (Note 3).....................................       13,402.6       13,402.6       13,473.6       13,473.6
Available-for-sale equity securities (Note 3)................          169.6          169.6          160.2          160.2
Trading equity securities....................................           --             --             87.3           87.3
Mortgage loans (Note 3)......................................          128.6          133.4          207.9          220.4
Debt and equity securities pledged as collateral (Note 7)....          304.4          304.4        1,278.8        1,278.8
Derivative financial instruments.............................            8.6            8.6           19.4           19.4
Policy loans (Note 3)........................................        2,245.0        2,347.4        2,196.7        2,318.0
                                                                -------------- -------------- -------------- --------------
FINANCIAL ASSETS.............................................    $  16,484.4    $  16,591.6    $  17,747.9    $  17,881.7
                                                                ============== ============== ============== ==============

Investment contracts (Note 2)................................    $   3,060.7    $   3,054.4    $   3,492.4    $   3,510.8
Non-recourse collateralized obligations (Note 7).............          389.9          322.0        1,355.2        1,355.9
Indebtedness (Note 5)........................................          204.1          214.1          204.1          209.2
Derivative financial instruments.............................            4.9            4.9           14.0           14.0
                                                                -------------- -------------- -------------- --------------
FINANCIAL LIABILITIES........................................    $   3,659.6    $   3,595.4    $   5,065.7    $   5,089.9
                                                                ============== ============== ============== ==============


13.  PHOENIX LIFE STATUTORY FINANCIAL INFORMATION AND REGULATORY MATTERS

STATUTORY FINANCIAL DATA:                                                              AS OF AND FOR THE YEARS ENDED
($ amounts in millions)                                                                         DECEMBER 31,
                                                                               --------------------------------------------
                                                                                    2005           2004           2003
                                                                               -------------- -------------- --------------

Statutory capital, surplus, and surplus notes................................   $     885.5    $     814.6    $     762.9
Asset valuation reserve (AVR)................................................         210.7          213.6          198.6
                                                                               -------------- -------------- --------------
STATUTORY CAPITAL, SURPLUS, SURPLUS NOTES AND AVR............................   $   1,096.2    $   1,028.2    $     961.5
                                                                               ============== ============== ==============
STATUTORY GAIN FROM OPERATIONS...............................................   $     106.2    $      35.1    $      69.7
                                                                               ============== ============== ==============
STATUTORY NET INCOME.........................................................   $      61.0    $      47.1    $      21.5
                                                                               ============== ============== ==============

New York Insurance Law requires that New York life insurers report their risk-based capital (RBC). RBC is based on a formula calculated by applying factors to various assets, premium and statutory reserve items. The formula takes into account the risk characteristics of the insurer, including asset risk, insurance risk, interest rate risk and business risk. New York insurance law gives the New York Superintendent of Insurance explicit regulatory authority to require various actions by, or take various actions against, insurers whose total adjusted capital does not exceed certain RBC levels. Each of the U.S. insurance subsidiaries of Phoenix Life is also subject to these same RBC requirements. Phoenix Life and each of its insurance subsidiaries' RBC was in excess of 300% of Company Action Level (the level where a life insurance enterprise must submit a comprehensive plan to state insurance regulators) as of December 31, 2005 and 2004.

Under New York Insurance Law, Phoenix Life can pay stockholder dividends to us in any calendar year without prior approval from the New York Insurance Department in the amount of the lesser of 10% of Phoenix Life's surplus to policyholders as of the immediately preceding calendar year or Phoenix Life's statutory net gain from operations for the immediately preceding calendar year, not including realized capital gains. Phoenix Life paid dividends of $35.1 million in 2005 and is able to pay $88.6 million in dividends in 2006 without prior approval from the New York Insurance Department. Any additional dividend payments, in excess of $88.6 million in 2006, would be subject to the discretion of the New York Superintendent of Insurance.


14.  PREMISES AND EQUIPMENT

Premises and equipment, consisting primarily of office buildings occupied by us, are stated at cost less accumulated depreciation and amortization. We depreciate buildings on the straight-line method over 10 to 45 years and equipment primarily on a modified accelerated method over 3 to 10 years. We amortize leasehold improvements over the terms of the related leases.

Premises and equipment are included in other general account assets in our balance sheet.

COST AND CARRYING VALUE:                                                             AS OF DECEMBER 31,
($ amounts in millions)                                         -----------------------------------------------------------
                                                                            2005                          2004
                                                                ----------------------------- -----------------------------
                                                                                 CARRYING                      CARRYING
                                                                    COST           VALUE          COST           VALUE
                                                                -------------- -------------- -------------- --------------

Real estate..................................................    $     101.1    $      34.9    $     116.0    $      45.7
Equipment....................................................          185.4           34.8          168.7           23.6
                                                                -------------- -------------- --------------
                                                                                                             --------------
Premises and equipment cost and carrying value...............          286.5    $      69.7          284.7    $      69.3
                                                                               ==============                ==============
Accumulated depreciation and amortization....................         (216.8)                       (215.4)
                                                                --------------                --------------
PREMISES AND EQUIPMENT.......................................    $      69.7                   $      69.3
                                                                ==============                ==============

Depreciation and amortization expense for premises and equipment for 2005, 2004 and 2003 totaled $9.2 million, $11.3 million and $16.2 million, respectively.

In May 25, 2004, we sold our Enfield, Connecticut office facility, for a loss of $1.0 million ($0.7 million after-tax). In anticipation of that sale, we had recorded a $6.2 million ($4.0 million after-tax) realized impairment loss in 2003.

Rental expenses for operating leases for continuing operations, principally with respect to buildings, amounted to $2.4 million, $6.7 million and $11.7 million in 2005, 2004 and 2003, respectively. Future minimum rental payments under non-cancelable operating leases for continuing operations were $34.1 million as of December 31, 2005, payable as follows: 2006, $8.5 million; 2007, $7.8 million; 2008, $6.1 million; 2009, $3.4 million; 2010, $3.1 million; and thereafter, $5.2 million.


15.  RELATED PARTY TRANSACTIONS

Phoenix Investment Partners, an indirect wholly-owned subsidiary of The Phoenix Companies, through its affiliated registered investment advisors, provides investment advisory services to Phoenix Life for a fee. Investment advisory fees incurred by Phoenix Life under this arrangement were $9.4 million, $8.2 million and $8.2 million for 2005, 2004 and 2003, respectively. Amounts payable to the affiliated investment advisors were $0.9 million and $1.1 million, as of December 31, 2005 and 2004, respectively. Variable product separate accounts fees were $1.2 million, $3.2 million and $2.6 million for 2005, 2004 and 2003, respectively.

On February 26, 2001, Phoenix Life entered into a $69.0 million subordinated loan agreement with Phoenix Investment Partners, due March 1, 2006, in exchange for debentures held by Phoenix Life. Interest was payable quarterly in arrears at an annual rate based on LIBOR plus 2%. The average blended interest rate was approximately 5%, 3% and 3% for the years ended December 31, 2005, 2004 and 2003, respectively. On December 31, 2005, Phoenix Life entered into a new $69.0 million five-year subordinated loan agreement with Phoenix Investment Partners to replace the prior agreement. The new loan agreement requires quarterly principal payments of $3 million beginning at the closing date with all remaining principal amounts due December 31, 2010. Interest is payable quarterly in arrears at an annual rate of 6.55%.

Phoenix Equity Planning Corporation (PEPCO), a wholly-owned subsidiary of Phoenix Investment Partners, is the principal underwriter of Phoenix Life's annuity and variable life contracts. Contracts may be purchased through registered representatives of a former Phoenix affiliate, W.S. Griffith & Co., Inc. (Griffith), as well as other outside broker-dealers who are licensed to sell Phoenix Life annuity contracts. Phoenix Life incurred commissions for contracts underwritten by PEPCO of $45.3 million, $51.8 million and $51.9 million for 2005, 2004 and 2003, respectively. Amounts payable to PEPCO were $5.1 million and $6.0 million, as of December 31, 2005 and 2004, respectively.

Effective May 31, 2004, The Phoenix Companies sold Griffith to an unrelated third party.

State Farm Mutual Automobile Insurance Company (State Farm) currently owns of record more than five percent of The Phoenix Companies' outstanding common stock. During 2005, 2004 and 2003, we incurred $37.6 million, $32.4 million and $25.8 million, respectively, in compensation costs for the sale of our insurance and annuity products by entities that were either subsidiaries of State Farm or owned by State Farm employees. Amounts payable to State Farm were $1.9 million as of both December 31, 2005 and 2004.


16.  CONTINGENT LIABILITIES

In addition to the matters discussed below, we are, in the normal cause of business, involved in litigation both as a defendant and as a plaintiff. The litigation naming us as a defendant ordinarily involves our activities as an insurer, employer, investor or taxpayer. In addition, various regulatory bodies regularly make inquiries of us and, from time to time, conduct examinations or investigations concerning our compliance with, among other things, insurance and securities laws. While it is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or to provide reasonable ranges of potential losses, we believe that their outcomes are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these matters and litigation's inherent unpredictability, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operations or cash flows.

Over the past few years, there has been a significant increase in federal and state regulatory activity relating to financial services companies, particularly mutual fund companies. These regulatory inquiries have focused on a number of mutual fund issues, including late-trading and valuation issues. Our affiliated companies' asset management products, which we offer through the separate accounts associated with certain of our variable life insurance policies and variable annuity products, entitle us to impose restrictions on frequent exchanges and trades in the mutual funds and on transfers between sub-accounts and variable products. We, like many others in the financial services industry, have received requests for information from the SEC and state authorities, in each case requesting documentation and other information regarding various mutual fund regulatory issues. We continue to cooperate fully with these regulatory agencies in responding to these requests.

Over the past two years, a number of companies have announced settlements of enforcement actions with various regulatory agencies, primarily the SEC and the New York Attorney General's Office. While no such action has been initiated against us, it is possible that one or more regulatory agencies may pursue this type of action against us in the future.

In 2004, we received a subpoena from the Connecticut Attorney General's office requesting information regarding certain distribution practices since 1998. Over 40 companies received such a subpoena. We cooperated fully and have had no further inquiry since filing our response.

In 2005, we received a subpoena from the Connecticut Attorney General's office and an inquiry from the Connecticut Insurance Department requesting information regarding finite reinsurance. We cooperated fully and have had no further inquiry since responding.

These types of lawsuits and regulatory actions may be difficult to assess or quantify, may seek recovery of indeterminate amounts, including punitive and treble damages, and the nature and magnitude of their outcomes may remain unknown for substantial periods of time. While it is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or to provide reasonable ranges of potential losses, we believe that their outcomes are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition.

Discontinued Reinsurance Operations

In 1999, we discontinued our reinsurance operations through a combination of sale, reinsurance and placement of certain retained group accident and health reinsurance business into run-off. We adopted a formal plan to stop writing new contracts covering these risks and to end the existing contracts as soon as those contracts would permit. However, we remain liable for claims under contracts which have not been commuted.

We have established reserves for claims and related expenses that we expect to pay on our discontinued group accident and health reinsurance business. These reserves are based on currently known facts and estimates about, among other things, the amount of insured losses and expenses that we believe we will pay, the period over which they will be paid, the amounts we believe we will collect from our retrocessionaires and the likely legal and administrative costs of winding down the business.

Our total reserves, including reserves for amounts recoverable from retrocessionaires, were $60.0 million as of December 31, 2005. Our total amounts recoverable from retrocessionaires related to paid losses were $20.0 million as of December 31, 2005. We did not recognize any gains or losses related to our discontinued group accident and health reinsurance business during the years ended December 31, 2005, 2004 and 2003, respectively.

We expect our reserves and reinsurance to cover the run-off of the business; however, the nature of the underlying risks is such that the claims may take years to reach the reinsurers involved. Therefore, we expect to pay claims out of existing estimated reserves for up to ten years as the level of business diminishes. In addition, unfavorable or favorable claims and/or reinsurance recovery experience is reasonably possible and could result in our recognition of additional losses or gains, respectively, in future years. Given the uncertainty associated with litigation and other dispute resolution proceedings, as described below, as well as the lack of sufficient claims information (which has resulted from disputes among ceding reinsurers leading to delayed processing, reporting blockages and standstill agreements among reinsurers), the range of any reasonably possible additional future losses or gains is not currently estimable. However, it is our opinion, based on current information and after consideration of the provisions made in these financial statements, as described above, that any future adverse or favorable development of recorded reserves and/or reinsurance recoverables will not have a material effect on our financial position.

Additional information with respect to our group accident and health reinsurance run-off exposures follows:

Unicover Managers, Inc.

A significant portion of the claims arising from our discontinued group accident and health reinsurance business arises from the activities of Unicover Managers, Inc., or Unicover. Unicover organized and managed a group, or pool, of insurance companies, or Unicover pool, and two other facilities, or Unicover facilities, which reinsured the life and health insurance components of workers' compensation insurance policies issued by various property and casualty insurance companies. We were a member of the Unicover pool but terminated our participation in the pool effective March 1, 1999. Further, we were a retrocessionaire (meaning a reinsurer of other reinsurers) of the Unicover pool and two other Unicover facilities, providing the pool and facility members with reinsurance of the risks that the pool and facility members had assumed.

We have been involved in disputes relating to the activities of Unicover. Most of the disputes have been resolved by settlement or arbitration. The amounts paid and the results achieved in the settlements and arbitration decision were consistent with the amounts previously reflected in our consolidated financial statements.

Related Proceedings

In our capacity as a retrocessionaire of the Unicover business, we had an extensive program of our own reinsurance in place to protect us from financial exposure to the risks we had assumed. We have been involved in disputes with certain of our own retrocessionaires who had sought on various grounds to avoid paying any amounts to us. Most of those disputes, including the matter described below, have been resolved. The amounts received and the results achieved in the settlements and arbitration decisions were consistent with the amounts previously reflected in our consolidated financial statements.

As of December 31, 2005, we have resolved a dispute with a retrocessionaire that had been the subject of arbitration initiated by the retrocessionaire in 2000. We had previously received favorable decisions from an arbitration panel and the English Court of Appeals that have resulted in payments by the retrocessionaire totaling $65.0 million, including $50.0 million during 2005. In July 2005, an arbitration panel determined that the retrocessionaire was not liable for certain billings related to a commutation totaling $25.0 million. We were denied permission to appeal this decision. As of December 31, 2005, the retrocessionaire is current in respect of the reinsurance recoverable balance on this contract.

Because the same retrocession program that covers our Unicover business covers a significant portion of our other remaining group accident and health reinsurance business, we could have additional material losses if one or more of our remaining retrocessionaires disputes and successfully avoids its obligations. At this stage, we cannot estimate the amount at risk related to these potential disputes with a reliable degree of certainty. This is due in part to our lack of sufficient claims information (which has resulted from disputes among ceding reinsurers that have led to delayed processing, reporting blockages, and standstill agreements among reinsurers). This applies with regard both to business related to Unicover and business not related to Unicover.

Other Proceedings

Another set of disputes involves personal accident business that was reinsured in the London reinsurance market in which we participated from 1994 to 1997. These disputes involve multiple layers of reinsurance and allegations that the reinsurance programs created by the brokers involved in placing those layers were interrelated and devised to disproportionately pass losses to a top layer of reinsurers. Many companies who participated in this business are involved in litigation or arbitration in attempts to avoid their obligations on the basis of misrepresentation. Because of the complexity of the disputes and the reinsurance arrangements, we and many of these companies have participated in negotiations that have resulted in settlements of disputes relating to the 1994 and 1995 contract years. The amounts paid and the results achieved in the 1994 and 1995 contract year settlements are consistent with the amounts previously reflected in our consolidated financial statements. Although we are vigorously defending our contractual rights in respect of the 1996 and 1997 contract year disputes, we remain actively involved in attempts to reach negotiated business solutions. At this stage, we cannot predict the outcome, nor can we estimate the remaining amount at risk with a reliable degree of certainty. This is due in part to our lack of sufficient claims information (which has resulted from disputes among ceding reinsurers that have led to delayed processing, reporting blockages, and standstill agreements among reinsurers). However, it is our opinion based on current information that amounts included in our reserves as of December 31, 2005 are adequate with respect to the 1996 and 1997 contract year disputes.


17.  OTHER COMMITMENTS

During the normal course of business, the Company enters into agreements to fund venture capital partnerships and to purchase private placement investments. As of December 31, 2005, the Company had committed $166.3 million under such investments, of which $64.8 million is expected to be disbursed by December 31, 2006.

In connection with the sale of certain venture capital partnerships, we issued a guarantee with respect to the outstanding unfunded commitments related to the partnerships that were sold. We believe the likelihood that we will have to perform under this guarantee is remote. The unfunded commitments were $30.2 million at December 31, 2005.

                                                                     [VERSION D]
                             PHOENIX SPECTRUM EDGE(R)

         PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT ("SEPARATE ACCOUNT")
                         PHOENIX LIFE INSURANCE COMPANY
                 VARIABLE ACCUMULATION DEFERRED ANNUITY CONTRACT

                       STATEMENT OF ADDITIONAL INFORMATION


HOME OFFICE:                                      PHOENIX LIFE INSURANCE COMPANY
One American Row                                     ANNUITY OPERATIONS DIVISION
Hartford, Connecticut 06103-2899                                     PO Box 8027
                                                Boston, Massachusetts 02266-8027

                                   May 1, 2006

    This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the prospectus, dated May 1, 2006. You may obtain a copy of the prospectus without charge by contacting Phoenix Life Insurance Company ("Phoenix") at the above address or by calling 800/541-0171.



                                TABLE OF CONTENTS
                                                                           PAGE
                                                                           ----
Phoenix Life Insurance Company............................................    2

Underwriter...............................................................    2

Servicing Agent...........................................................    2

Performance History.......................................................    2

Calculation of Yield and Return...........................................   19

Calculation of Annuity Payments ..........................................   20

Experts ..................................................................   21

Separate Account Financial Statements..................................... SA-1

Company Financial Statements..............................................  F-1

PHOENIX LIFE INSURANCE COMPANY
-------------------------------------------------------------------------------


    On June 25, 2001, Phoenix Home Life Mutual Insurance Company (a New York mutual life insurance company, incorporated May 1, 1851, originally chartered in Connecticut in 1851 and redomiciled to New York in 1992) converted to a stock life insurance company by "demutualizing" pursuant to a plan of reorganization approved by the New York Superintendent of Insurance and changed its name to Phoenix Life Insurance Company ("Phoenix"). As part of the demutualization, Phoenix became a wholly owned subsidiary of The Phoenix Companies, Inc., a newly formed, publicly traded Delaware corporation. Our executive and main administrative offices are at One American Row, Hartford, Connecticut, 06103-2899. Our New York principal office is at 31 Tech Valley Drive, East Greenbush, New York 12061. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers.


UNDERWRITER
-------------------------------------------------------------------------------

    Phoenix Equity Planning Corporation ("PEPCO"), an affiliate of Phoenix, as underwriter, offers these contracts on a continuous basis. PEPCO is not compensated for any underwriting commissions. All underwriting commission costs are borne directly by Phoenix.


SERVICING AGENT
-------------------------------------------------------------------------------

    The Phoenix Edge Series Fund reimburses Phoenix for various shareholder services provided by the Variable Product Operations area, located at 31 Tech Valley Drive, East Greenbush, NY 12061. The Phoenix Edge Series Fund is an open-end management investment company with many separate series. Shares of the fund are not directly offered to the public, but through policies and annuities issued by PHL Variable, Phoenix Life Insurance Company and Phoenix Life and Annuity Company.

    The functions performed include investor inquiry support, shareholder trading, confirmation of investment activity, quarterly statement processing and Web/Interactive Voice Response trading. The rate of reimbursement for 2006 is 0.08% of the fund's average daily net assets. The total administrative service fees paid by the fund for the last three fiscal years follow:

================================================================================
        YEAR ENDED DECEMBER 31,                                FEE PAID
================================================================================
              2003                                           $1.7 million
--------------------------------------------------------------------------------
              2004                                           $2.2 million
--------------------------------------------------------------------------------
              2005                                           $1.9 million
--------------------------------------------------------------------------------


PERFORMANCE HISTORY
-------------------------------------------------------------------------------

    From time to time, the Separate Account may include the performance history of any or all subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Performance information may be expressed as yield and effective yield of the Phoenix-Goodwin Money Market Subaccount, as yield of the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount and as total return of any subaccount. For the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount, quotations of yield will be based on all investment income per unit earned during a given 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income") and are computed by dividing the net investment income by the maximum offering price per unit on the last day of the period.

    When a subaccount advertises its average annual total return, it usually will be calculated for one, five and ten years or since inception if the subaccount has not been in existence for at least 10 years. Standardized average annual total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable contract and surrender charges, except for premium taxes (which vary by state).

    For those subaccounts within the Separate Account that have not been available for one of the quoted periods, the average annual total return quotations may show the investment performance such subaccount would have achieved (reduced by the applicable charges) had it been available to invest in shares of the fund for the period quoted.

             STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD
                           ENDED DECEMBER 31, 2005 FOR
                      CONTRACTS WITH DEATH BENEFIT OPTION 1

--------------------------------------------------------------------------------------------------------------------------
                                                          INCEPTION                                               SINCE
                SUBACCOUNT                                  DATE*        1 YEAR      5 YEARS      10 YEARS      INCEPTION
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                        3/30/2001        1.23%                                   0.38%
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund                                  5/1/2006
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                         12/1/2004        0.02%                                   2.48%
--------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                  6/5/2000        6.78%      -3.28%                      -7.41%
--------------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                                 10/29/2001       -2.89%                                   3.21%
--------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II          7/15/1999       -5.51%       3.05%                       4.01%
--------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                        7/15/1999       -4.89%       5.61%                       2.47%
--------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio                       6/5/2000        9.15%       4.80%                       3.13%
--------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                6/5/2000        1.25%      -1.59%                      -4.08%
--------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                              6/5/2000       -1.90%      -5.35%                      -7.31%
--------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                            5/1/2006
--------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                              5/1/2000        2.93%       6.31%                       7.46%
--------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund               5/1/2006
--------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                          5/1/1997        2.54%       1.61%                       5.03%
--------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                           5/1/2000        1.25%       4.33%                       4.82%
--------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio                     4/25/2005                                                1.98%
--------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio                      4/20/2005                                               -2.58%
--------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio                   4/20/2005                                                2.27%
--------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                       4/20/2005                                                7.32%
--------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio                   5/1/2006
--------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio                   5/1/2006
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA                  5/1/2006
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                     5/1/2006
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund Small Cap/VA                 5/1/2006
--------------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                           12/31/1982        -3.84%      -9.19%       1.28%          10.18%
--------------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                             3/2/1998        -3.38%      -7.97%                       3.72%
--------------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Theme Series                           1/29/1996        -6.35%      -8.81%                       4.72%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                     5/1/1990        10.85%       2.31%       7.25%           6.66%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                               12/20/1999         1.24%      -7.49%                      -7.35%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                    8/12/2002         7.96%                                  17.34%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series         7/14/1997        -3.86%      -2.45%                       2.97%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series       5/1/1995         7.42%      19.01%      14.87%          15.55%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth & Income Series                   3/2/1998        -2.76%      -0.81%                       2.98%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series                 8/15/2000         1.73%      -3.51%                      -6.14%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series             9/17/1984        -5.74%       1.63%       6.45%           9.18%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                      10/8/1982        -4.96%       0.08%       2.29%           4.05%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series        12/31/1982        -5.75%       6.06%       5.67%           7.92%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series       6/2/2003        -6.17%                                   0.81%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                    8/12/2002        -8.28%                                   3.28%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series             8/12/2002         1.49%                                  14.11%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series        8/12/2002         1.04%                                  11.98%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                          12/20/1999        -6.47%      -0.41%                      -0.68%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series              8/15/2000        -6.28%      -8.79%                     -15.73%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series            3/2/1998         0.13%      13.83%                       7.31%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series        11/20/2000        -0.14%      13.27%                      14.44%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                        3/2/1998        -2.14%      -2.91%                       5.90%
--------------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn Strategy Portfolio          5/1/2006
--------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                           5/1/2006
--------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                          5/1/2006
--------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                            6/2/2003       -12.29%                                  -6.95%
--------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                            6/2/2003        -3.59%                                  12.97%
--------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                 6/2/2003         6.05%                                  13.06%
--------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income                          5/1/2006
--------------------------------------------------------------------------------------------------------------------------

          STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED
                              DECEMBER 31, 2005 FOR
                CONTRACTS WITH DEATH BENEFIT OPTION 1 (CONTINUED)

--------------------------------------------------------------------------------------------------------------------------
                                                          INCEPTION                                               SINCE
                SUBACCOUNT                                  DATE*        1 YEAR      5 YEARS      10 YEARS      INCEPTION
--------------------------------------------------------------------------------------------------------------------------
Wanger International Select                              2/1/1999         8.74%        3.14%                      11.42%
--------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                           5/1/1995        13.78%        8.10%       13.41%         15.62%
--------------------------------------------------------------------------------------------------------------------------
Wanger Select                                            2/1/1999         2.86%        9.97%                      13.12%
--------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                            5/1/1995         3.62%       10.11%       13.94%         14.56%
--------------------------------------------------------------------------------------------------------------------------


*The date that the subaccount was added to the Separate Account.

The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than one year are annualized. Returns are net of investment management fees, daily administrative fees, annual contract fee, mortality and expense risk charges, and deferred surrender charges of 6% and 2% deducted from redemptions after one and five years, respectively. Surrender charges are based on the age of the deposit. Subaccounts are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost. (These tables reflect standardized performance return.)

          STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED
                              DECEMBER 31, 2005 FOR
                      CONTRACTS WITH DEATH BENEFIT OPTION 2

--------------------------------------------------------------------------------------------------------------------------
                                                          INCEPTION                                               SINCE
                SUBACCOUNT                                  DATE*        1 YEAR      5 YEARS      10 YEARS      INCEPTION
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                        3/30/2001        1.06%                                   0.22%
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund                                  5/1/2006
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                         12/1/2004       -0.14%                                   2.32%
--------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                  6/5/2000        6.60%      -3.43%                      -7.56%
--------------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                                 10/29/2001       -3.04%                                   3.04%
--------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II          7/15/1999       -5.66%       2.89%                       3.85%
--------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                        7/15/1999       -5.04%       5.45%                       2.31%
--------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio                       6/5/2000        8.98%       4.64%                       2.97%
--------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                6/5/2000        1.09%      -1.74%                      -4.23%
--------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                              6/5/2000       -2.06%      -5.49%                      -7.45%
--------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                            5/1/2006
--------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                              5/1/2000        2.76%       6.14%                       7.29%
--------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund               5/1/2006
--------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                          5/1/1997        2.38%       1.45%                       4.87%
--------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                           5/1/2000        1.09%       4.17%                       4.66%
--------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio                     4/25/2005                                                1.86%
--------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio                      4/20/2005                                               -2.69%
--------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio                   4/20/2005                                                2.15%
--------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                       4/20/2005                                                7.20%
--------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio                    5/1/2006
--------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio                    5/1/2006
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA                   5/1/2006
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                      5/1/2006
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund Small Cap/VA                  5/1/2006
--------------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                            12/31/1982       -4.00%      -9.33%       1.13%          10.01%
--------------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                              3/2/1998       -3.54%      -8.11%                       3.56%
--------------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Theme Series                            1/29/1996       -6.49%      -8.95%                       4.56%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                      5/1/1990       10.68%       2.15%       7.09%           6.49%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                                12/20/1999        1.08%      -7.63%                      -7.49%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                     8/12/2002        7.79%                                  17.16%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series          7/14/1997       -4.02%      -2.60%                       2.81%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series        5/1/1995        7.25%      18.83%      14.69%          15.37%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth & Income Series                    3/2/1998       -2.92%      -0.96%                       2.83%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series                  8/15/2000        1.56%      -3.66%                      -6.28%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series              9/17/1984       -5.90%       1.47%       6.29%           9.02%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                       10/8/1982       -5.11%      -0.07%       2.14%           3.90%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series         12/31/1982       -5.90%       5.90%       5.51%           7.76%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series        6/2/2003       -6.32%                                   0.65%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                     8/12/2002       -8.42%                                   3.12%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series              8/12/2002        1.33%                                  13.94%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series         8/12/2002        0.88%                                  11.80%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                           12/20/1999       -6.61%      -0.57%                      -0.83%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series               8/15/2000       -6.43%      -8.92%                     -15.86%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series             3/2/1998       -0.03%      13.66%                       7.15%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series         11/20/2000       -0.30%      13.10%                      14.27%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                         3/2/1998       -2.30%      -3.05%                       5.74%
--------------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn Strategy Portfolio           5/1/2006
--------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                            5/1/2006
--------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                           5/1/2006
--------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                             6/2/2003      -12.43%                                  -7.09%
--------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                             6/2/2003       -3.75%                                  12.79%
--------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                  6/2/2003        5.88%                                  12.88%
--------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income                           5/1/2006
--------------------------------------------------------------------------------------------------------------------------

          STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED
                              DECEMBER 31, 2005 FOR
                CONTRACTS WITH DEATH BENEFIT OPTION 2 (CONTINUED)

--------------------------------------------------------------------------------------------------------------------------
                                                          INCEPTION                                               SINCE
                SUBACCOUNT                                  DATE*        1 YEAR      5 YEARS      10 YEARS      INCEPTION
--------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                2/1/1999       8.56%       2.98%                       11.25%
--------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                             5/1/1995      13.60%       7.94%        13.24%         15.44%
--------------------------------------------------------------------------------------------------------------------------
Wanger Select                                              2/1/1999       2.70%       9.80%                       12.95%
--------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                              5/1/1995       3.45%       9.94%        13.77%         14.39%
--------------------------------------------------------------------------------------------------------------------------


*The date that the subaccount was added to the Separate Account.

The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than one year are annualized. Returns are net of investment management fees, daily administrative fees, annual contract fee, mortality and expense risk charges, and deferred surrender charges of 6% and 2% deducted from redemptions after one and five years, respectively. Surrender charges are based on the age of the deposit. Subaccounts are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost. (These tables reflect standardized performance return.)

          STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED
                              DECEMBER 31, 2005 FOR
                      CONTRACTS WITH DEATH BENEFIT OPTION 3

--------------------------------------------------------------------------------------------------------------------------
                                                          INCEPTION                                               SINCE
                SUBACCOUNT                                  DATE*        1 YEAR      5 YEARS      10 YEARS      INCEPTION
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                        3/30/2001        0.90%                                   0.07%
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund                                  5/1/2006
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                         12/1/2004       -0.30%                                   2.15%
--------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                  6/5/2000        6.43%      -3.57%                      -7.70%
--------------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                                 10/29/2001       -3.20%                                   2.88%
--------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II          7/15/1999       -5.81%       2.73%                       3.70%
--------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                        7/15/1999       -5.19%       5.29%                       2.15%
--------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio                       6/5/2000        8.80%       4.48%                       2.81%
--------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                6/5/2000        0.93%      -1.89%                      -4.37%
--------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                              6/5/2000       -2.22%      -5.63%                      -7.59%
--------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                            5/1/2006
--------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                              5/1/2000        2.60%       5.98%                       7.13%
--------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund               5/1/2006
--------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                          5/1/1997        2.22%       1.29%                       4.71%
--------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                           5/1/2000        0.93%       4.01%                       4.49%
--------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio                     4/25/2005                                                1.75%
--------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio                      4/20/2005                                               -2.80%
--------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio                   4/20/2005                                                2.04%
--------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                       4/20/2005                                                7.08%
--------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio                    5/1/2006
--------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio                    5/1/2006
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA                   5/1/2006
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                      5/1/2006
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund Small Cap/VA                  5/1/2006
--------------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                            12/31/1982       -4.15%      -9.47%       0.97%           9.84%
--------------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                              3/2/1998       -3.69%      -8.25%                       3.40%
--------------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Theme Series                            1/29/1996       -6.63%      -9.09%                       4.41%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                      5/1/1990       10.50%       1.99%       6.93%           6.33%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                                12/20/1999        0.92%      -7.77%                      -7.64%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                     8/12/2002        7.61%                                  16.98%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series          7/14/1997       -4.17%      -2.74%                       2.66%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series        5/1/1995        7.07%      18.65%      14.52%          15.20%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth & Income Series                    3/2/1998       -3.08%      -1.11%                       2.67%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series                  8/15/2000        1.40%      -3.80%                      -6.42%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series              9/17/1984       -6.05%       1.31%       6.13%           8.85%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                       10/8/1982       -5.27%      -0.23%       1.98%           3.74%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series         12/31/1982       -6.05%       5.73%       5.35%           7.59%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series        6/2/2003       -6.46%                                   0.49%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                     8/12/2002       -8.56%                                   2.95%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series              8/12/2002        1.16%                                  13.76%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series         8/12/2002        0.72%                                  11.63%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                           12/20/1999       -6.75%      -0.72%                      -0.98%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series               8/15/2000       -6.57%      -9.06%                     -15.99%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series             3/2/1998       -0.19%      13.48%                       6.99%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series         11/20/2000       -0.46%      12.93%                      14.09%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                         3/2/1998       -2.46%      -3.20%                       5.58%
--------------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn Strategy Portfolio           5/1/2006
--------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                            5/1/2006
--------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                           5/1/2006
--------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                             6/2/2003      -12.56%                                  -7.23%
--------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                             6/2/2003       -3.90%                                  12.61%
--------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                  6/2/2003        5.71%                                  12.71%
--------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income                           5/1/2006
--------------------------------------------------------------------------------------------------------------------------

          STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED
                              DECEMBER 31, 2005 FOR
                CONTRACTS WITH DEATH BENEFIT OPTION 3 (CONTINUED)

--------------------------------------------------------------------------------------------------------------------------
                                                          INCEPTION                                               SINCE
                SUBACCOUNT                                  DATE*        1 YEAR      5 YEARS      10 YEARS      INCEPTION
--------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                2/1/1999       8.39%       2.82%                       11.08%
--------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                             5/1/1995      13.42%       7.77%        13.07%         15.27%
--------------------------------------------------------------------------------------------------------------------------
Wanger Select                                              2/1/1999       2.53%       9.63%                       12.78%
--------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                              5/1/1995       3.28%       9.77%        13.60%         14.21%
--------------------------------------------------------------------------------------------------------------------------


*The date that the subaccount was added to the Separate Account.

The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than one year are annualized. Returns are net of investment management fees, daily administrative fees, annual contract fee, mortality and expense risk charges, and deferred surrender charges of 6% and 2% deducted from redemptions after one and five years, respectively. Surrender charges are based on the age of the deposit. Subaccounts are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost. (These tables reflect standardized performance return.)

          STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED
                              DECEMBER 31, 2005 FOR
                      CONTRACTS WITH DEATH BENEFIT OPTION 4

--------------------------------------------------------------------------------------------------------------------------
                                                          INCEPTION                                               SINCE
                SUBACCOUNT                                  DATE*        1 YEAR      5 YEARS      10 YEARS      INCEPTION
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                        3/30/2001        1.01%                                   0.17%
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund                                  5/1/2006
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                         12/1/2004       -0.19%                                   2.26%
--------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                  6/5/2000        6.55%      -3.48%                      -7.60%
--------------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                                 10/29/2001       -3.10%                                   2.99%
--------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II          7/15/1999       -5.71%       2.83%                       3.80%
--------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                        7/15/1999       -5.09%       5.39%                       2.26%
--------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio                       6/5/2000        8.92%       4.59%                       2.91%
--------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                6/5/2000        1.04%      -1.79%                      -4.28%
--------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                              6/5/2000       -2.11%      -5.54%                      -7.49%
--------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                            5/1/2006
--------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                              5/1/2000        2.71%       6.09%                       7.24%
--------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund               5/1/2006
--------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                          5/1/1997        2.33%       1.40%                       4.81%
--------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                           5/1/2000        1.04%       4.12%                       4.60%
--------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio                     4/25/2005                                                1.83%
--------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio                      4/20/2005                                               -2.73%
--------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio                   4/20/2005                                                2.12%
--------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                       4/20/2005                                                7.16%
--------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio                    5/1/2006
--------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio                    5/1/2006
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA                   5/1/2006
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                      5/1/2006
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund Small Cap/VA                  5/1/2006
--------------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                            12/31/1982       -4.05%      -9.38%       1.08%           9.95%
--------------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                              3/2/1998       -3.59%      -8.15%                       3.51%
--------------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Theme Series                            1/29/1996       -6.54%      -9.00%                       4.51%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                      5/1/1990       10.62%       2.10%       7.04%           6.44%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                                12/20/1999        1.02%      -7.68%                      -7.54%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                     8/12/2002        7.73%                                  17.10%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series          7/14/1997       -4.07%      -2.65%                       2.76%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series        5/1/1995        7.19%      18.77%      14.64%          15.32%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth & Income Series                    3/2/1998       -2.97%      -1.01%                       2.77%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series                  8/15/2000        1.51%      -3.71%                      -6.33%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series              9/17/1984       -5.95%       1.42%       6.24%           8.96%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                       10/8/1982       -5.17%      -0.12%       2.09%           3.84%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series         12/31/1982       -5.95%       5.84%       5.45%           7.70%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series        6/2/2003       -6.36%                                   0.60%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                     8/12/2002       -8.47%                                   3.06%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series              8/12/2002        1.27%                                  13.88%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series         8/12/2002        0.83%                                  11.75%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                           12/20/1999       -6.65%      -0.62%                      -0.88%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series               8/15/2000       -6.47%      -8.97%                     -15.90%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series             3/2/1998       -0.08%      13.60%                       7.10%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series         11/20/2000       -0.35%      13.04%                      14.21%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                         3/2/1998       -2.35%      -3.10%                       5.69%
--------------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn Strategy Portfolio           5/1/2006
--------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                            5/1/2006
--------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                           5/1/2006
--------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                             6/2/2003      -12.47%                                  -7.14%
--------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                             6/2/2003       -3.80%                                  12.73%
--------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                  6/2/2003        5.82%                                  12.82%
--------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income                           5/1/2006
--------------------------------------------------------------------------------------------------------------------------

          STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED
                              DECEMBER 31, 2005 FOR
                CONTRACTS WITH DEATH BENEFIT OPTION 4 (CONTINUED)

--------------------------------------------------------------------------------------------------------------------------
                                                          INCEPTION                                               SINCE
                SUBACCOUNT                                  DATE*        1 YEAR      5 YEARS      10 YEARS      INCEPTION
--------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                2/1/1999       8.50%       2.92%                       11.20%
--------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                             5/1/1995      13.54%       7.88%        13.18%         15.39%
--------------------------------------------------------------------------------------------------------------------------
Wanger Select                                              2/1/1999       2.64%       9.75%                       12.89%
--------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                              5/1/1995       3.40%       9.88%        13.71%         14.33%
--------------------------------------------------------------------------------------------------------------------------

*The date that the subaccount was added to the Separate Account.

The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than one year are annualized. Returns are net of investment management fees, daily administrative fees, annual contract fee, mortality and expense risk charges, and deferred surrender charges of 6% and 2% deducted from redemptions after one and five years, respectively. Surrender charges are based on the age of the deposit. Subaccounts are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost. (These tables reflect standardized performance return.)

 NON-STANDARDIZED ANNUAL TOTAL RETURN FOR CONTRACTS WITH DEATH BENEFIT OPTION 1

-------------------------------------------------------------------------------------------------------------
                      SUBACCOUNT                       1996      1997      1998     1999     2000      2001
-------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                    16.28%    12.26%    18.00%   43.03%   -11.88%   -24.13%
-------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund I Shares                    18.62%    24.34%    26.29%   32.78%   -15.49%   -23.68%
-------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                                                                     -12.07%
-------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio             10.80%    18.37%    56.11%   76.12%   -25.66%   -16.87%
-------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                                                  27.31%   19.07%   -10.23%   -13.17%
-------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II       3.05%     7.39%     6.48%   -1.68%     9.78%     5.85%
-------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                    13.05%    12.59%     1.58%    1.20%   -10.02%     0.25%
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio                                      28.52%   22.79%    -7.73%   -13.34%
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                               23.14%    3.04%   -18.09%   -15.39%
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                             37.86%   35.79%   -12.04%   -18.63%
-------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                                                              18.13%    -0.35%
-------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                   16.16%    -1.28%   12.34%    12.01%     5.86%
-------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund                   -30.16%   -21.91%   51.63%   -32.79%    -9.10%
-------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                     22.40%    12.42%     7.85%   21.90%    -3.43%   -16.93%
-------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                      19.65%    11.98%     7.51%   19.52%     0.37%    -2.39%
-------------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio                                     -4.28%    3.98%    19.73%    17.33%
-------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio                                                                    6.74%
-------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio               18.08%    23.30%    11.65%   15.46%    14.51%    -7.74%
-------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                                                          50.78%     6.86%
-------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio
-------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio
-------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA
-------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                                                                 -13.14%
-------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA
-------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                                                                         -35.31%
-------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                                                                         -25.96%
Phoenix Strategic Theme Series                                  15.90%    43.12%   53.32%   -12.44%   -28.17%
-------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                 17.36%    10.83%    26.54%   28.10%   -16.74%   -24.89%
-------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                                                                   -12.14%   -24.69%
-------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series
-------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series                          30.25%   17.53%   -12.44%   -12.88%
-------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series   31.66%    20.73%   -22.07%    3.64%    29.37%     5.44%
-------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth & Income Series                                            15.74%    -7.63%    -9.18%
-------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series                                                              -27.54%
-------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series           7.86%    19.43%    19.48%   10.05%    -0.51%     0.74%
-------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                    3.88%     4.04%     3.95%    3.68%     4.88%     2.67%
-------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series      11.19%     9.88%    -5.20%    4.30%     5.32%     4.92%
-------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series
-------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series
-------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series
-------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series
-------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                                                               -6.59%    -7.02%
-------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series                                                           -33.80%
-------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                                    -11.27%    15.63%    21.63%
-------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                                                       14.48%
-------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                                                 22.98%    30.75%   -18.87%
-------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn Strategy Portfolio**
-------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio**
-------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio**
-------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund
-------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                            28.64%   21.92%   -21.17%   -24.42%
-------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund
-------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio
-------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
                      SUBACCOUNT                       2002       2003     2004     2005
-----------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                    -25.19%    28.10%    5.45%    7.64%
-----------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund I Shares                    -16.51%    23.06%    7.77%    4.16%
-----------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                     -12.07%    25.92%   12.57%    6.44%
-----------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio             -34.64%    33.24%    7.00%   13.19%
-----------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                              -23.17%    26.75%    9.38%    3.53%
-----------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II        7.85%     1.24%    2.47%    0.91%
-----------------------------------------------------------------------------------------
Federated High Income Bond Fund II                      0.27%    20.87%    9.25%    1.53%
-----------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio                  -10.42%    26.94%   14.07%   15.57%
-----------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio           -22.78%    28.24%    5.88%    7.67%
-----------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                         -30.97%    31.32%    2.13%    4.51%
-----------------------------------------------------------------------------------------
Franklin Income Securities Fund                        -1.70%    30.28%   12.61%    0.50%
-----------------------------------------------------------------------------------------
Mutual Shares Securities Fund                         -12.78%    23.77%   11.39%    9.34%
-----------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund           -1.24%    51.32%   23.34%   26.04%
-----------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                     -19.46%    30.76%   17.23%    8.96%
-----------------------------------------------------------------------------------------
Templeton Growth Securities Fund                      -19.39%    30.68%   14.75%    7.67%
-----------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio                 -18.58%    35.72%   13.63%    2.86%
-----------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio                    6.74%    16.71%    6.70%    0.20%
-----------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio               -18.93%    29.58%   11.42%    2.12%
-----------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                   -10.77%    23.39%   22.68%    7.04%
-----------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio                          23.70%   10.65%    1.77%
-----------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio                          29.96%   14.28%    6.97%
-----------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA              -27.89%    29.26%    5.45%    3.72%
-----------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                 -23.22%    41.30%   17.58%   12.82%
-----------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA             -16.85     42.67%   17.87%    8.52%
-----------------------------------------------------------------------------------------
Phoenix Capital Growth Series                         -25.64%    25.10%    3.82%    2.58%
-----------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                         -33.24%    27.42%    5.55%    3.04%
-----------------------------------------------------------------------------------------
Phoenix Strategic Theme Series                        -35.70%    35.75%    4.28%    0.07%
-----------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                 -15.74%    30.42%   19.46%   17.27%
-----------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                             -29.62%    19.50%    3.06%    7.66%
-----------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                            51.70%    1.00%   14.38%
-----------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series      -24.53%    24.84%    8.63%    2.55%
-----------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series    10.85%    36.75%   33.21%   13.84%
-----------------------------------------------------------------------------------------
Phoenix-Engemann Growth & Income Series               -23.37%    26.06%    9.26%    3.66%
-----------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series              -29.59%    44.81%    8.49%    8.14%
-----------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series          -12.55%    18.56%    6.28%    0.67%
-----------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                     0.30%    -0.42%   -0.32%    1.46%
-----------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series        8.79%    13.32%    5.66%    0.67%
-----------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series                        4.18%    0.25%
-----------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                            17.79%    4.10%   -2.00%
-----------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                     18.96%   24.30%    7.90%
-----------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series                28.39%   14.58%    7.46%
-----------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                        -16.43%    26.00%    3.52%   -0.06%
-----------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series           -38.27%    47.21%    8.83%    0.13%
-----------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series         -9.56%    39.42%   19.08%    6.55%
-----------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series       -9.54%    42.28%   21.33%    6.28%
-----------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                    -22.79%    22.51%   11.67%    4.27%
-----------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn Strategy Portfolio**
-----------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio**
-----------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio**
-----------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                                           -11.65%   -6.28%
-----------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                        -36.43%    37.66%   13.36%    2.83%
-----------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                        28.47%    9.50%   12.46%
-----------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio                                10.30%    6.21%
-----------------------------------------------------------------------------------------

 NON-STANDARDIZED ANNUAL TOTAL RETURN FOR CONTRACTS WITH DEATH BENEFIT OPTION 1
                                   (CONTINUED)

-------------------------------------------------------------------------------------------------------------
                      SUBACCOUNT                       1996      1997      1998     1999     2000      2001
-------------------------------------------------------------------------------------------------------------
Wanger International Select                                                                   -2.65%  -27.43%
-------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                        30.59%    -2.54%    15.07%   124.05%   -28.65%  -22.14%
-------------------------------------------------------------------------------------------------------------
Wanger Select                                                                                  8.26%    7.89%
-------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                         45.02%    28.02%     7.50%    23.71%    -9.17%   10.16%
-------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
                      SUBACCOUNT                       2002      2003      2004     2005
-----------------------------------------------------------------------------------------
Wanger International Select                          -16.23%    39.68%    22.97%   15.15%
-----------------------------------------------------------------------------------------
Wanger International Small Cap                       -14.78%    47.23%    28.84%   20.20%
-----------------------------------------------------------------------------------------
Wanger Select                                         -8.63%    29.29%    17.99%    9.28%
-----------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                        -17.73%    41.65%    17.03%   10.03%
-----------------------------------------------------------------------------------------

**PIMCO VIT Funds began operations February 28, 2006.


        Annual Total Returns are net of investment management fees, daily administrative fees, and mortality and expense risk charges.

THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE.

 NON-STANDARDIZED ANNUAL TOTAL RETURN FOR CONTRACTS WITH DEATH BENEFIT OPTION 2

-------------------------------------------------------------------------------------------------------------
                      SUBACCOUNT                       1996      1997      1998     1999     2000      2001
-------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                    16.11%   12.10%     17.82%   42.82%   -12.01%   -24.24%
-------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund I Shares                    18.44%   24.16%     26.10%   32.58%   -15.62%   -23.80%
-------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund
-------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio             10.63%   18.19%     55.87%   75.85%   -25.78%   -16.99%
-------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                                                  27.12%   18.89%   -10.36%   -13.30%
-------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II       2.90%    7.23%      6.32%   -1.83%     9.61%     5.69%
-------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                    12.88%   12.42%      1.42%    1.05%   -10.15%     0.10%
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio                                      28.32%   22.61%    -7.87%   -13.47%
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                               22.96%    2.89%   -18.21%   -15.52%
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                             37.65%   35.58%   -12.17%   -18.76%
-------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                                                              17.95%    -0.50%
-------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                  15.98%     -1.43%   12.17%    11.85%     5.70%
-------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund                   30.26%    -22.03%   51.40%   -32.89%    -9.24%
-------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                     22.21%   12.25%      7.69%   21.72%    -3.58%   -17.05%
-------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                      19.46%   11.81%      7.35%   19.34%     0.22%    -2.54%
-------------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio                                     -4.42%    3.82%    19.55%    17.15%
-------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio
-------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio               17.90%   23.11%     11.48%   15.29%    14.34%    -7.88%
-------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                                                          50.55%     6.70%
-------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio
-------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio
-------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA
-------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                                                                 -13.27%
-------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA
Phoenix Capital Growth Series                                                                         -35.41%
-------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                                                                         -26.07%
-------------------------------------------------------------------------------------------------------------
Phoenix Strategic Theme Series                                 15.73%     42.91%   53.09%   -12.57%   -28.28%
-------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                 17.18%   10.66%     26.35%   27.91%   -16.86%   -25.00%
-------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                                                                   -12.28%   -24.80%
-------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series
Phoenix-Alliance/Bernstein Enhanced Index Series                          30.05%   17.36%   -12.57%   -13.01%
-------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series   31.46%   20.55%    -22.19%    3.48%    29.18%     5.28%
-------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth & Income Series                                            15.56%    -7.77%    -9.32%
-------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series                                                              -27.65%
-------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series           7.70%   19.25%     19.30%    9.88%    -0.66%     0.59%
-------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                    3.72%    3.88%      3.80%    3.53%     4.73%     2.52%
-------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series      11.02%    9.71%     -5.34%    4.15%     5.16%     4.76%
-------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series
-------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series
-------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series
-------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series
-------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                                                               -6.73%    -7.16%
-------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series                                                           -33.91%
-------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                                    -11.40%    15.46%    21.45%
-------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                                                       14.31%
-------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                                                 22.79%    30.55%   -18.99%
-------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn Strategy Portfolio**
-------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio**
-------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio**
-------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund
-------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                            28.45%   21.73%   -21.29%   -24.54%
-------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund
-------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio
-------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
                      SUBACCOUNT                       2002      2003      2004     2005
-----------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                    -25.30%   27.90%     5.29%    7.48%
-----------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund I Shares                    -16.63%   22.88%     7.61%    4.01%
-----------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                     -12.21%   25.74%    12.40%    6.28%
-----------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio             -34.74%   33.04%     6.84%   13.02%
-----------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                              -23.29%   26.56%     9.21%    3.37%
-----------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II        7.68%    1.09%     2.31%    0.76%
-----------------------------------------------------------------------------------------
Federated High Income Bond Fund II                      0.12%   20.69%     9.08%    1.38%
-----------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio                  -10.56%   26.75%    13.90%   15.39%
-----------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio           -22.89%   28.04%     5.72%    7.51%
-----------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                         -31.07%   31.12%     1.97%    4.36%
-----------------------------------------------------------------------------------------
Franklin Income Securities Fund                        -1.84%   30.08%    12.44%    0.35%
-----------------------------------------------------------------------------------------
Mutual Shares Securities Fund                         -12.91%   23.58%    11.22%    9.18%
-----------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund           -1.39%   51.09%    23.16%   25.85%
-----------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                     -19.58%   30.56%    17.05%    8.80%
-----------------------------------------------------------------------------------------
Templeton Growth Securities Fund                      -19.51%   30.48%    14.58%    7.51%
-----------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio                 -18.70%   35.52%    13.46%    2.70%
-----------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio                    6.58%   16.54%     6.54%    0.05%
-----------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio               -19.05%   29.39%    11.25%    1.96%
-----------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                   -10.91%   23.21%    22.50%    6.88%
-----------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio                         23.51%    10.48%    1.62%
-----------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio                         29.76%    14.11%    6.81%
-----------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA              -27.99%   29.07%     5.29%    3.56%
-----------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                 -23.33%   41.09%    17.40%   12.65%
-----------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA             -16.97%   42.45%    17.70%    8.36%
-----------------------------------------------------------------------------------------
Phoenix Capital Growth Series                         -25.75%   24.91%     3.66%    2.42%
-----------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                         -33.34%   27.22%     5.39%    2.88%
-----------------------------------------------------------------------------------------
Phoenix Strategic Theme Series                        -35.79%   35.55%     4.12%   -0.08%
-----------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                 -15.87%   30.22%    19.27%   17.09%
-----------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                             -29.73%   19.32%     2.91%    7.49%
-----------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                           51.47%     0.85%   14.20%
-----------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series      -24.64%   24.65%     8.46%    2.40%
-----------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series    10.68%   36.54%    33.01%   13.66%
-----------------------------------------------------------------------------------------
Phoenix-Engemann Growth & Income Series               -23.48%   25.87%     9.10%    3.50%
-----------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series              -29.70%   44.59%     8.32%    7.98%
-----------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series          -12.68%   18.37%     6.12%    0.52%
-----------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                     0.15%   -0.57%    -0.47%    1.30%
-----------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series        8.62%   13.14%     5.50%    0.52%
-----------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series                        4.02%    0.10%
-----------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                           17.61%     3.94%   -2.15%
-----------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                    18.78%    24.11%    7.74%
-----------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series               28.19%    14.41%    7.30%
-----------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                        -16.56%   25.81%     3.36%   -0.21%
-----------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series           -38.36%   46.99%     8.66%   -0.02%
-----------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series         -9.69%   39.21%    18.90%    6.39%
-----------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series       -9.68%   42.06%    21.14%    6.12%
-----------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                    -22.91%   22.33%    11.50%    4.11%
-----------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn Strategy Portfolio**
-----------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio**
-----------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio**
-----------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                                           -11.78%   -6.42%
-----------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                        -36.52%   37.46%    13.19%    2.67%
-----------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                       28.28%     9.33%   12.30%
-----------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio                                10.13%    6.05%
-----------------------------------------------------------------------------------------

 NON-STANDARDIZED ANNUAL TOTAL RETURN FOR CONTRACTS WITH DEATH BENEFIT OPTION 2
                                   (CONTINUED)

-------------------------------------------------------------------------------------------------------------
                      SUBACCOUNT                       1996      1997      1998     1999     2000      2001
-------------------------------------------------------------------------------------------------------------
Wanger International Select                                                                   -2.80%  -27.54%
-------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                        30.39%    -2.69%    14.89%   123.71%   -28.75%  -22.26%
-------------------------------------------------------------------------------------------------------------
Wanger Select                                                                                  8.10%    7.72%
-------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                         44.81%    27.83%     7.34%    23.53%    -9.30%    9.99%
-------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
                      SUBACCOUNT                       2002      2003      2004     2005
-----------------------------------------------------------------------------------------
Wanger International Select                          -16.35%    39.47%    22.78%   14.98%
-----------------------------------------------------------------------------------------
Wanger International Small Cap                       -14.91%    47.01%    28.64%   20.01%
-----------------------------------------------------------------------------------------
Wanger Select                                         -8.77%    29.09%    17.82%    9.11%
-----------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                        -17.85%    41.43%    16.85%    9.87%
-----------------------------------------------------------------------------------------

**PIMCO VIT Funds began operations February 28, 2006.


        Annual Total Returns are net of investment management fees, daily administrative fees, and mortality and expense risk charges.

  THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE.

 NON-STANDARDIZED ANNUAL TOTAL RETURN FOR CONTRACTS WITH DEATH BENEFIT OPTION 3

-------------------------------------------------------------------------------------------------------------
                      SUBACCOUNT                       1996      1997      1998     1999     2000      2001
-------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                    15.93%    11.93%    17.65%   42.61%   -12.15%   -24.36%
-------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund I Shares                    18.27%    23.97%    25.91%   32.38%   -15.74%   -23.91%
-------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund
-------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio             10.47%    18.02%    55.64%   75.59%   -25.89%   -17.12%
-------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                                                  26.92%   18.71%   -10.49%   -13.43%
-------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II       2.75%     7.07%     6.16%   -1.98%     9.45%     5.53%
-------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                    12.71%    12.25%     1.27%    0.89%   -10.29%    -0.05%
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio                                      28.13%   22.42%    -8.01%   -13.60%
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                               22.78%    2.73%   -18.33%   -15.65%
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                             37.44%   35.38%   -12.30%   -18.88%
-------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                                                              17.78%    -0.65%
-------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                   15.81%    -1.58%   12.00%    11.68%     5.54%
-------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund                   -30.37%   -22.15%   51.18%   -32.99%    -9.37%
-------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                     22.03%    12.08%     7.53%   21.54%    -3.72%   -17.18%
-------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                      19.28%    11.65%     7.19%   19.16%     0.07%    -2.69%
-------------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio                                     -4.56%    3.66%    19.37%    16.97%
-------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio
-------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio               17.72%    22.93%    11.32%   15.12%    14.17%    -8.02%
-------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                                                          50.33%     6.54%
-------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio
-------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio
-------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA
-------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                                                                 -13.40%
-------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA
-------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                                                                         -35.51%
-------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                                                                         -26.18%
-------------------------------------------------------------------------------------------------------------
Phoenix Strategic Theme Series                                  15.56%    42.70%   52.86%   -12.70%   -28.39%
-------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                 17.01%    10.49%    26.16%   27.72%   -16.98%   -25.11%
-------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                                                                   -12.41%   -24.92%
-------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series
-------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series                          29.86%   17.18%   -12.70%   -13.14%
-------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series   31.26%    20.37%   -22.31%    3.33%    28.98%     5.13%
-------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth & Income Series                                            15.39%    -7.91%    -9.46%
-------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series                                                              -27.76%
-------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series           7.53%    19.07%    19.12%    9.72%    -0.81%     0.44%
-------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                    3.56%     3.72%     3.64%    3.37%     4.57%     2.36%
-------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series      10.85%     9.55%    -5.48%    3.99%     5.00%     4.60%
-------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series
-------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series
-------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series
-------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series
-------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                                                               -6.87%    -7.30%
-------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series                                                           -34.01%
-------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                                    -11.54%    15.29%    21.27%
-------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                                                       14.14%
-------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                                                 22.61%    30.36%   -19.12%
-------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn Strategy Portfolio**
-------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio**
-------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio**
-------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund
-------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                            28.26%   21.55%   -21.41%   -24.65%
-------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund
-------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio
-------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
                      SUBACCOUNT                       2002      2003      2004     2005
-----------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                    -25.42%   27.71%     5.13%    7.32%
-----------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund I Shares                    -16.76%   22.69%     7.45%    3.85%
-----------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                     -12.34%   25.55%    12.23%    6.11%
-----------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio             -34.84%   32.84%     6.67%   12.85%
-----------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                              -23.40%   26.36%     9.05%    3.22%
-----------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II        7.52%    0.93%     2.16%    0.60%
-----------------------------------------------------------------------------------------
Federated High Income Bond Fund II                     -0.03%   20.51%     8.91%    1.22%
-----------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio                  -10.69%   26.56%    13.73%   15.22%
-----------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio           -23.01%   27.85%     5.56%    7.34%
-----------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                         -31.18%   30.92%     1.82%    4.20%
-----------------------------------------------------------------------------------------
Franklin Income Securities Fund                        -1.99%   29.89%    12.27%    0.20%
-----------------------------------------------------------------------------------------
Mutual Shares Securities Fund                         -13.05%   23.40%    11.06%    9.01%
-----------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund           -1.54%   50.87%    22.98%   25.66%
-----------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                     -19.70%   30.36%    16.87%    8.63%
-----------------------------------------------------------------------------------------
Templeton Growth Securities Fund                      -19.63%   30.29%    14.40%    7.34%
-----------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio                 -18.82%   35.31%    13.29%    2.55%
-----------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio                    6.42%   16.36%     6.38%   -0.10%
-----------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio               -19.17%   29.19%    11.08%    1.81%
-----------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                   -11.04%   23.02%    22.31%    6.71%
-----------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio                         23.33%    10.32%    1.47%
-----------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio                         29.57%    13.94%    6.65%
-----------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA              -28.10%   28.87%     5.13%    3.41%
-----------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                 -23.45%   40.88%    17.22%   12.48%
-----------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA             -17.10%   42.24%    17.52%    8.19%
-----------------------------------------------------------------------------------------
Phoenix Capital Growth Series                         -25.86%   24.72%     3.50%    2.27%
-----------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                         -33.45%   27.03%     5.23%    2.73%
-----------------------------------------------------------------------------------------
Phoenix Strategic Theme Series                        -35.89%   35.34%     3.96%   -0.24%
-----------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                 -16.00%   30.02%    19.09%   16.92%
-----------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                             -29.84%   19.14%     2.75%    7.33%
-----------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                           51.24%     0.69%   14.03%
-----------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series      -24.75%   24.46%     8.30%    2.24%
-----------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series    10.51%   36.33%    32.81%   13.49%
-----------------------------------------------------------------------------------------
Phoenix-Engemann Growth & Income Series               -23.60%   25.68%     8.93%    3.34%
-----------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series              -29.80%   44.37%     8.16%    7.82%
-----------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series          -12.82%   18.20%     5.96%    0.37%
-----------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                     0.00%   -0.72%    -0.62%    1.15%
-----------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series        8.46%   12.97%     5.34%    0.37%
-----------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series                        3.86%   -0.05%
-----------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                           17.43%     3.78%   -2.30%
-----------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                    18.60%    23.93%    7.58%
-----------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series               28.00%    14.23%    7.14%
-----------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                        -16.68%   25.62%     3.20%   -0.36%
-----------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series           -38.45%   46.77%     8.50%   -0.17%
-----------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series         -9.83%   39.00%    18.72%    6.23%
-----------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series       -9.82%   41.85%    20.96%    5.96%
-----------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                    -23.03%   22.14%    11.34%    3.96%
-----------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn Strategy Portfolio**
-----------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio**
-----------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio**
-----------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                                           -11.92%   -6.56%
-----------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                        -36.62%   37.25%    13.02%    2.52%
-----------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                       28.09%     9.16%   12.13%
-----------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio                                 9.97%    5.89%
-----------------------------------------------------------------------------------------

 NON-STANDARDIZED ANNUAL TOTAL RETURN FOR CONTRACTS WITH DEATH BENEFIT OPTION 3
                                   (CONTINUED)

-------------------------------------------------------------------------------------------------------------
                      SUBACCOUNT                       1996      1997      1998     1999     2000      2001
-------------------------------------------------------------------------------------------------------------
Wanger International Select                                                                   -2.94%  -27.65%
-------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                        30.19%    -2.83%    14.72%   123.38%   -28.86%  -22.38%
-------------------------------------------------------------------------------------------------------------
Wanger Select                                                                                  7.94%    7.56%
-------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                         44.59%    27.64%     7.18%    23.34%    -9.44%    9.82%
-------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
                      SUBACCOUNT                       2002      2003      2004     2005
-----------------------------------------------------------------------------------------
Wanger International Select                          -16.48%    39.26%    22.60%   14.81%
-----------------------------------------------------------------------------------------
Wanger International Small Cap                       -15.04%    46.78%    28.45%   19.83%
-----------------------------------------------------------------------------------------
Wanger Select                                         -8.91%    28.90%    17.64%    8.95%
-----------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                        -17.97%    41.22%    16.68%    9.70%
-----------------------------------------------------------------------------------------

**PIMCO VIT Funds began operations February 28, 2006.


        Annual Total Returns are net of investment management fees, daily administrative fees, and mortality and expense risk charges.

  THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE

 NON-STANDARDIZED ANNUAL TOTAL RETURN FOR CONTRACTS WITH DEATH BENEFIT OPTION 4

-------------------------------------------------------------------------------------------------------------
                      SUBACCOUNT                       1996      1997      1998     1999     2000      2001
-------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                    16.05%    12.04%    17.76%   42.75%   -12.06%   -24.28%
-------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund I Shares                    18.39%    24.10%    26.04%   32.51%   -15.66%   -23.84%
-------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund
-------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio             10.58%    18.13%    55.79%   75.77%   -25.81%   -17.03%
-------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                                                  27.05%   18.83%   -10.40%   -13.34%
-------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II       2.85%     7.18%     6.27%   -1.88%     9.56%     5.64%
-------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                    12.82%    12.36%     1.37%    0.99%   -10.20%     0.05%
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio                                      28.26%   22.54%    -7.92%   -13.51%
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                               22.90%    2.84%   -18.25%   -15.56%
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                             37.58%   35.52%   -12.21%   -18.80%
-------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                                                              17.89%    -0.55%
-------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                   15.92%    -1.48%   12.11%    11.79%     5.65%
-------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund                   -30.30%   -22.07%   51.33%   -32.93%    -9.28%
-------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                     22.15%    12.19%     7.64%   21.66%    -3.63%   -17.09%
-------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                      19.40%    11.76%     7.30%   19.27%     0.17%    -2.59%
-------------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio                                     -4.47%    3.77%    19.49%    17.09%
-------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio
-------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio               17.84%    23.05%    11.43%   15.23%    14.29%    -7.93%
-------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                                                          50.48%     6.65%
-------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio
-------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio
-------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA
-------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                                                                 -13.32%
-------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA
-------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                                                                         -35.44%
-------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                                                                         -26.10%
-------------------------------------------------------------------------------------------------------------
Phoenix Strategic Theme Series                                  15.67%    42.84%   53.01%   -12.62%   -28.32%
-------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                 17.13%    10.60%    26.29%   27.84%   -16.90%   -25.04%
-------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                                                                   -12.32%   -24.84%
-------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series
-------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series                          29.99%   17.30%   -12.62%   -13.05%
-------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series   31.40%    20.49%   -22.23%    3.43%    29.11%     5.23%
-------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth & Income Series                                            15.51%    -7.81%    -9.37%
-------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series                                                              -27.69%
-------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series           7.64%    19.19%    19.24%    9.83%    -0.71%     0.54%
-------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                    3.67%     3.83%     3.74%    3.47%     4.67%     2.47%
-------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series      10.96%     9.66%    -5.39%    4.10%     5.11%     4.71%
-------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series
-------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series
-------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series
-------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series
-------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                                                               -6.78%    -7.21%
-------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series                                                           -33.94%
-------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                                    -11.45%    15.40%    21.39%
-------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                                                       14.25%
-------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                                                 22.73%    30.49%   -19.03%
-------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn Strategy Portfolio**
-------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio**
-------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio**
-------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund
-------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                            28.39%   21.67%   -21.33%   -24.57%
-------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund
-------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio
-------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
                      SUBACCOUNT                       2002      2003      2004     2005
-----------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                    -25.34%   27.84%     5.24%    7.43%
-----------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund I Shares                    -16.67%   22.82%     7.56%    3.96%
-----------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                     -12.25%   25.67%    12.34%    6.22%
-----------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio             -34.77%   32.98%     6.78%   12.96%
-----------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                              -23.33%   26.49%     9.15%    3.32%
-----------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II        7.63%    1.04%     2.26%    0.71%
-----------------------------------------------------------------------------------------
Federated High Income Bond Fund II                      0.07%   20.63%     9.02%    1.33%
-----------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio                  -10.60%   26.69%    13.84%   15.34%
-----------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio           -22.93%   27.98%     5.67%    7.45%
-----------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                         -31.11%   31.06%     1.92%    4.30%
-----------------------------------------------------------------------------------------
Franklin Income Securities Fund                        -1.89%   30.02%    12.38%    0.30%
-----------------------------------------------------------------------------------------
Mutual Shares Securities Fund                         -12.96%   23.52%    11.17%    9.12%
-----------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund           -1.44%   51.02%    23.10%   25.79%
-----------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                     -19.62%   30.50%    16.99%    8.74%
-----------------------------------------------------------------------------------------
Templeton Growth Securities Fund                      -19.55%   30.42%    14.52%    7.45%
-----------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio                 -18.74%   35.45%    13.40%    2.65%
-----------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio                   6.53%    16.48%     6.49%    0.00%
-----------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio               -19.09%   29.32%    11.19%    1.91%
-----------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                   -10.95%   23.14%    22.44%    6.82%
-----------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio                         23.45%    10.43%    1.57%
-----------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio                         29.70%    14.05%    6.76%
-----------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA              -28.03%   29.00%     5.24%    3.51%
-----------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                 -23.37%   41.02%    17.34%   12.59%
-----------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA             -17.01%   42.38%    17.64%    8.30%
-----------------------------------------------------------------------------------------
Phoenix Capital Growth Series                         -25.79%   24.84%     3.61%    2.37%
-----------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                         -33.38%   27.16%     5.33%    2.83%
-----------------------------------------------------------------------------------------
Phoenix Strategic Theme Series                        -35.83%   35.48%     4.07%   -0.13%
-----------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                 -15.91%   30.15%    19.21%   17.03%
-----------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                             -29.77%   19.26%     2.85%    7.44%
-----------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                           51.39%     0.79%   14.15%
-----------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series      -24.68%   24.59%     8.41%    2.35%
-----------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series    10.62%   36.47%    32.94%   13.61%
-----------------------------------------------------------------------------------------
Phoenix-Engemann Growth & Income Series               -23.52%   25.81%     9.04%    3.45%
-----------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series              -29.73%   44.52%     8.27%    7.93%
-----------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series          -12.73%   18.31%     6.06%    0.47%
-----------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                     0.10%   -0.62%    -0.52%    1.25%
-----------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series        8.57%   13.09%     5.45%    0.47%
-----------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series                        3.97%    0.05%
-----------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                           17.55%     3.89%   -2.20%
-----------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                    18.72%    24.05%    7.69%
-----------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series               28.13%    14.35%    7.25%
-----------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                        -16.60%   25.75%     3.31%   -0.26%
-----------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series           -38.39%   46.92%    8.61%    -0.07%
-----------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series         -9.74%   39.14%    18.84%    6.34%
-----------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series       -9.73%   41.99%    21.08%    6.07%
-----------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                    -22.95%   22.27%    11.45%    4.06%
-----------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn Strategy Portfolio**
-----------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio**
-----------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio**
-----------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                                           -11.83%   -6.47%
-----------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                        -36.56%   37.39%    13.13%    2.62%
-----------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                       28.22%     9.28%   12.24%
-----------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio                                10.08%    6.00%
-----------------------------------------------------------------------------------------

 NON-STANDARDIZED ANNUAL TOTAL RETURN FOR CONTRACTS WITH DEATH BENEFIT OPTION 4
                                   (CONTINUED)

-------------------------------------------------------------------------------------------------------------
                      SUBACCOUNT                       1996      1997      1998     1999     2000      2001
-------------------------------------------------------------------------------------------------------------
Wanger International Select                                                                  -2.84%   -27.58%
-------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                        30.33%    -2.73%    14.84%   123.60%   -28.79%  -22.30%
-------------------------------------------------------------------------------------------------------------
Wanger Select                                                                                  8.05%    7.67%
-------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                         44.73%    27.77%     7.29%    23.47%    -9.35%    9.94%
-------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
                      SUBACCOUNT                       2002      2003      2004     2005
-----------------------------------------------------------------------------------------
Wanger International Select                          -16.39%    39.40%    22.72%   14.92%
-----------------------------------------------------------------------------------------
Wanger International Small Cap                       -14.95%    46.93%    28.58%   19.95%
-----------------------------------------------------------------------------------------
Wanger Select                                         -8.82%    29.03%    17.76%    9.06%
-----------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                        -17.89%    41.36%    16.79%    9.81%
-----------------------------------------------------------------------------------------

**PIMCO VIT Funds began operations February 28, 2006.

        Annual Total Returns are net of investment management fees, daily administrative fees, and mortality and expense risk charges.

  THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE.

CALCULATION OF YIELD AND RETURN
--------------------------------------------------------------------------------

    Yield of the Phoenix-Goodwin Money Market Subaccount. We calculate the yield of the Phoenix-Goodwin Money Market Subaccount for a 7-day "base period" by determining the "net change in value" of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week's return). To find the equivalent annual return we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the subaccount. We carry results to the nearest hundredth of one percent.

    The net change in value of the hypothetical account includes the daily net investment income of the account (after expenses), but does not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.

    The yield/return calculations include a mortality and expense risk charge equal to either .975% (Death Benefit Option 1), 1.125% (Death Benefit Option 2) or 1.275% (Death Benefit Option 3) on an annual basis, and a daily administrative fee equal to 0.125% on an annual basis.

    The Phoenix-Goodwin Money Market Subaccount return and effective yield will vary in response to fluctuations in interest rates and in the expenses of the subaccount.

    We do not include the maximum annual administrative fee in calculating the current return and effective yield. Should such a fee apply to your account, current return and/or effective yield for your account could be reduced.

Example Calculations: NOTE: new figures to come......


    The following examples of return/yield calculations for the Phoenix-Goodwin Money Market Subaccount were based on the 7-day period ending December 31, 2005:

CONTRACTS WITH DEATH BENEFIT OPTION 1

Value of hypothetical pre-existing account with exactly one Unit
  at the beginning of the period:...............................      1.000000
Value of the same account (excluding capital changes) at the
  end of the 7-day period:......................................      1.000489
Calculation:
  Ending account value..........................................      1.000489
  Less beginning account value..................................      1.000000
  Net change in account value...................................      0.000489
Base period return:
  (net change/beginning account value)..........................      0.000489
Current yield = return x (365/7) =..............................         2.55%
Effective yield = [(1 + return) 365/7]-1 =......................         2.58%

CONTRACTS WITH DEATH BENEFIT OPTION 2:

Value of hypothetical pre-existing account with exactly one
      unit at the beginning of the period:......................      1.000000
Value of the same account (excluding capital changes)
      at the end of the 7-day period:...........................      1.000460
Calculation:
      Ending account value......................................      1.000460
      Less beginning account value..............................      1.000000
      Net change in account value...............................      0.000460
Base period return:
      (net change/beginning account value)......................      0.000460
Current yield = return x (365/7) =..............................         2.40%
Effective yield = [(1 + return) 365/7]-1 =......................        2.43%

CONTRACTS WITH DEATH BENEFIT OPTION 3:

Value of hypothetical pre-existing account with exactly one
  unit at the beginning of the period:......................          1.000000
Value of the same account (excluding capital changes)
  at the end of the 7-day period:...........................          1.000431
Calculation:
  Ending account value......................................          1.000431
  Less beginning account value..............................          1.000000
  Net change in account value...............................          0.000431
Base period return:
  (net change/beginning account value)                                0.000431
Current yield = return x (365/7) =                                       2.25%
Effective yield = [(1 + return) 365/7]-1 =                               2.27%


    Yields and total returns may be higher or lower than in the past and there is no assurance that any historical results will continue.

    Calculation of Total Return. Total return measures the change in value of a subaccount investment over a stated period. We compute total returns by finding the average annual compounded rates of return over the one-, five- and ten-year periods that would equate the initial amount invested to the ending redeemable value according to a formula. The formula for total return includes the following steps:

(1) We assume a hypothetical $1,000 initial investment in the subaccount;

(2) We determine the value the hypothetical initial investment would have were it redeemed at the end of each period. All recurring fees and any applicable contingent deferred sales charges are deducted. This figure is the ending redeemable value (ERV in the formula given below);

(3) We divide this value by the initial $1,000 investment, resulting in a ratio of the ending redeemable value to the initial value for that period;

(4) To get the average annual total return we take the n(th) root of the ratio from step (3), where n equals the number of years in that period (e.g., 1, 5, 10), and subtract one.

The formula in mathematical terms is:

R = ((ERV / II))(1/n)-1

Where:

  II      =       a hypothetical initial payment of $1,000

   R      =       average annual total return for the period

   n      =       number of years in the period

   ERV    =       ending redeemable value of the hypothetical $1,000 for the period [see (2) and (3) above]

We normally calculate total return for one-, five- and ten-year periods for each subaccount. If a subaccount has not been available for at least 10 years, we will provide total returns for other relevant periods.

PERFORMANCE INFORMATION

    Advertisements, sales literature and other communications may contain information about a series' or advisor's current investment strategies and management style. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may wish to make known a series' specific portfolio holdings or holdings in specific industries. A fund may also separately illustrate the income and capital gain portions of a series' total return. Performance might also be advertised by breaking down returns into equity and debt components. A series may compare its equity or bond return figure to any of a number of well-known benchmarks of market performance, including, but not limited to:

      The Dow Jones Industrial Average(SM)
      First Boston High Yield Index
      Salomon Brothers Corporate Index
      Salomon Brothers Government Bond Index
      Standard & Poor's 500 Index(R) (S&P 500)

    Each subaccount may include its yield and total return in advertisements or communications with current or prospective contract owners. Each subaccount may also include in such advertisements, its ranking or comparison to similar mutual funds by organizations such as:

      Lipper Analytical Services
      Morningstar, Inc.
      Thomson Financial

    A fund may also compare a series' performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in publications such as:

      Barron's
      Business Week
      Changing Times
      Consumer Reports
      Financial Planning
      Financial Services Weekly
      Forbes
      Fortune
      Investor's Business Daily
      Money
      Personal Investor
      Registered Representative
      The New York Times
      The Wall Street Journal
      U.S. News and World Report

    A fund may also illustrate the benefits of tax deferral by comparing taxable investments with investments through tax-deferred retirement plans.

    The total return and yield may be used to compare the performance of the subaccounts with certain commonly used standards for stock and bond market performance. Such indexes include, but are not limited to:

      The Dow Jones Industrial Average(SM)
      First Boston High Yield Index
      Salomon Brothers Corporate Index
      Salomon Brothers Government Bond Index
      S&P 500

    The Dow Jones Industrial Average(SM) (DJIA(SM)) is an unweighted index of 30 industrial "blue chip" U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA(SM) are both widely held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for such factors as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA(SM).

    The S&P 500 is a market-value weighted index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. Stock Market performance. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.

    Weighted and unweighted indexes: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to "weight" the influence of a stock's price on the index. Simply put, larger companies' stock prices influence the index more than smaller companies' stock prices. An unweighted index (such as the Dow Jones Industrial Average(SM)) uses stock price alone to determine the index value. A company's relative size has no bearing on its impact on the index.

CALCULATION OF ANNUITY PAYMENTS
--------------------------------------------------------------------------------

    See your prospectus in the section titled "The Annuity Period" for a description of the annuity payment options.

    You may elect an annuity payment option by written request as described in your prospectus. If you do not elect an annuity payment option, amounts held under the contract will be applied to provide a Variable Life Annuity with 10-Year Period Certain (Option I) on the maturity date. You may not change your election after the first annuity payment.

FIXED ANNUITY PAYMENTS

    Fixed annuity payments are determined by the total dollar value for all subaccounts' accumulation units, all amounts held in the GIA. For each contract the resulting dollar value is then multiplied by the applicable annuity purchase rate, which reflects the age (and sex for nontax-qualified plans) of the annuitant or annuitants, for the fixed payment annuity payment option selected.

    The guaranteed annuity payment rates will be no less favorable than the following: under Annuity Payment Options A, B, D, E and F, rates are based on the 1983a Individual Annuity Mortality Table (1983 IAM - The Society of Actuaries developed these tables to provide payment rates for annuities based on a set of mortality tables acceptable to most regulating authorities), projected with projection scale G to the year 2040 and an interest rate of 3%. The Society of Actuaries developed these tables to provide payment rates for annuities based on a set of mortality tables acceptable to most regulating authorities. Under Annuity Payment Options G and H, the guaranteed interest rate is 3%.

    It is possible that we may have more favorable (i.e., higher-paying) rates in effect on the maturity date.

VARIABLE ANNUITY PAYMENTS

    Under Annuity Payment Options I, J, K, M and N, the amount of the first payment is equal to the amount held under the selected annuity payment option in each Subaccount, divided by $1,000 and then multiplied by the applicable payment option rate. The first payment equals the sum of the amounts provided by each subaccount.

    In each subaccount, the number of fixed annuity units is determined by dividing the amount of the initial payment provided by that subaccount by the annuity unit value for that subaccount on the first payment calculation date. Thereafter, the number of fixed annuity units in each subaccount remains unchanged unless you transfer funds to or from the subaccount. If you transfer funds to or from a subaccount, the number of fixed annuity units will change in proportion to the change in value of the subaccount as a result of the transfer. The number of fixed annuity units will change effective with the transfer, but will remain fixed in number following the transfer.

    Second and subsequent payments are determined by multiplying the number of fixed annuity units for each subaccount by the annuity unit value for that subaccount on the payment calculation date. The total payment will equal the sum of the amounts provided by each subaccount. The amount of second and subsequent payments will vary with the investment experience of the subaccounts and may be either higher or lower than the first payment.

    Under Annuity Payment Option L, we determine the amount of the annual distribution by dividing the amount of contract value held under this option on December 31 of the previous year by the life expectancy of the annuitant or the joint life expectancy of the annuitant and joint annuitant at that time.

    Under Annuity Payment Options I, J, M and N, the applicable payment option rate used to determine the first payment amount will not be less than the rate based on the 1983a Individual Annuity Mortality Table projected with projection scale G to the year 2040, with continued projection thereafter and the assumed investment rate. Under Annuity Payment Option K, the annuity payment option rate will be based on the number of payments to be made during the specified period and the assumed investment rate.

    We guarantee that neither expenses actually incurred, other than taxes on investment return, nor mortality actually experienced, shall adversely affect the dollar amount of variable annuity payments.

    We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the subaccounts. See your prospectus in the section titled "Deductions and Charges." Electing Option K will result in a mortality risk deduction being made even though we assume no mortality risk under that option.

EXPERTS
--------------------------------------------------------------------------------


    The financial statements of Phoenix Life Variable Accumulation Account as of December 31, 2005, and the results of its operations and the changes in its net assets for each of the periods indicated and the consolidated financial statements of Phoenix Life Insurance Company as of December 31, 2005 and 2004, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2005, included in this prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

    Kathleen A. McGah, Vice President and Counsel, and Brian A. Giantonio, Vice President and Counsel, The Phoenix Companies, Inc., have provided advice on certain matters relating to the federal securities, state regulations and income tax laws in connection with the contracts described in this prospectus.

A N N U A L  R E P O R T




                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT




                                                               DECEMBER 31, 2005










                                [LOGO]PHOENIX(R)

                   OL4261(C) 2006 The Phoenix Companies, Inc.

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005


                                                   AIM V.I. CAPITAL    AIM V.I. MID CAP                        ALGER AMERICAN
                                                    APPRECIATION -     CORE EQUITY-CLASS   AIM V.I. PREMIER  LEVERAGED ALLCAP -
                                                       CLASS I                I            EQUITY - CLASS 1        CLASS O
                                                      SUBACCOUNT          SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Assets:
      Investments at fair value                     $     2,824,411     $     6,626,121    $     1,642,420    $     3,790,156
          Shares                                   {        114,441}   {        486,857}  {         73,585}  {        108,975}
          Cost                                     {$     2,313,581}   {$     6,539,637}  {$     1,638,724}  {$     2,891,653}
                                                   -----------------   -----------------  -----------------  -----------------
      Total Assets                                  $     2,824,411     $     6,626,121    $     1,642,420    $     3,790,156

Liabilities:
      Payable to Phoenix Life Insurance Company     $           102     $           231    $            57    $           130
                                                   -----------------   -----------------  -----------------  -----------------
                                                    $     2,824,309     $     6,625,890    $     1,642,363    $     3,790,026
                                                   =================   =================   ================  =================
Net Assets:
     Accumulation Units                             $     2,821,998     $     2,372,738    $     1,642,363    $     3,741,504
     Contracts in payout (annuitization period)     $         2,311     $           -      $           -      $        48,522
     Retained in PHLVIC Universal Life Separate
        Account by Phoenix Life Insurance Company   $           -       $     4,253,152    $           -      $           -

            Total Net Assets                        $     2,824,309     $     6,625,890    $     1,642,363    $     3,790,026
                                                   =================   =================   ================  =================

                                                   =================   =================   ================  =================
            Units Outstanding                             2,806,807           6,134,826          1,800,050          5,216,954
                                                   =================   =================   ================  =================

            Unit Value
              Asset Manager Option 1                $           -       $           -      $           -      $           -
              Asset Manager Option 2                $           -       $           -      $           -      $           -
              Big Edge                              $          1.01     $          1.08    $          0.83    $          0.65
              Freedom Edge(R)                       $           -       $          1.08    $           -      $          1.30
              Group Strategic Edge(R)               $          0.94     $          1.08    $          0.90    $          0.68
              Phoenix Dimensions(SM) Option 1       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 2       $          1.10     $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 3       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 4       $           -       $           -      $           -      $           -
              Phoenix Income Choice(R)              $           -       $           -      $           -      $           -
              Phoenix Investor's Edge(R) Option 1   $          1.10     $          1.08    $          0.95    $          1.08
              Phoenix Investor's Edge(R) Option 2   $          1.09     $          1.07    $          0.95    $          1.07
              Phoenix Investor's Edge(R) Option 3   $           -       $           -      $           -      $           -
              Phoenix Investor's Edge(R) Option 4   $           -       $           -      $           -      $           -
              Phoenix Spectrum Edge(R) Option 1     $          1.13     $          1.08    $          0.99    $          1.13
              Phoenix Spectrum Edge(R) Option 2     $          1.12     $          1.08    $          0.99    $          1.13
              Phoenix Spectrum Edge(R) Option 3     $          1.11     $           -      $           -      $           -
              Phoenix Spectrum Edge(R) Option 4     $           -       $           -      $           -      $           -
              Retirement Planner's Edge             $          0.99     $          1.08    $          0.86    $           -
              Templeton Investment Plus             $           -       $           -      $           -      $           -
              The Big Edge Choice(R)--NY            $          0.99     $          1.08    $          0.87    $          0.68
              The Big Edge Plus(R)                  $          0.94     $          1.08    $          0.90    $          0.68
              The Phoenix Edge(R)--VA NY Option 1   $          1.02     $          1.08    $          0.88    $          0.87
              The Phoenix Edge(R)--VA NY Option 2   $          0.95     $          1.08    $          0.87    $          0.96





                       See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005
                                   (CONTINUED)



                                                    FEDERATED FUND      FEDERATED HIGH                         FIDELITY VIP
                                                       FOR U.S.        INCOME BOND FUND     FIDELITY VIP         GROWTH
                                                      GOVERNMENT        II - PRIMARY      CONTRAFUND(R) -    OPPORTUNITIES -
                                                    SECURITIES II           SHARES         SERVICE CLASS      SERVICE CLASS
                                                      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Assets:
      Investments at fair value                     $    19,120,758     $     5,707,677    $    25,308,151    $     1,880,838
          Shares                                   {      1,683,165}   {        737,426}  {        818,240}  {        108,531}
          Cost                                     {$    19,052,978}   {$     5,802,086}  {$    19,087,168}  {$     1,601,401}

                                                   -----------------   -----------------  -----------------  -----------------
      Total Assets                                  $    19,120,758     $     5,707,677    $    25,308,151    $     1,880,838

Liabilities:
      Payable to Phoenix Life Insurance Company     $           680     $           203    $           891    $            67
                                                   -----------------   -----------------  -----------------  -----------------
                                                    $    19,120,078     $     5,707,474    $    25,307,260    $     1,880,771
                                                   =================   =================  =================  =================
Net Assets:
     Accumulation Units                             $    17,859,129     $     5,554,150    $    25,174,131    $     1,874,067
     Contracts in payout (annuitization period)     $     1,260,949     $       153,324    $       133,129    $         6,704
     Retained in PHLVIC Universal Life Separate
       Account by Phoenix Life Insurance Company    $           -       $           -      $           -      $           -

            Total Net Assets                        $    19,120,078         $ 5,707,474    $    25,307,260    $     1,880,771
                                                   =================   =================  =================  =================

                                                   =================   =================  =================  =================
            Units Outstanding                            15,805,651           4,605,373         20,608,776          2,134,344
                                                   =================   =================  =================  =================

            Unit Value
              Asset Manager Option 1                $          1.09     $           -      $           -      $           -
              Asset Manager Option 2                $           -       $           -      $           -      $           -
              Big Edge                              $          1.32     $          1.27    $          1.22    $          0.82
              Freedom Edge(R)                       $           -       $           -      $          1.47    $           -
              Group Strategic Edge(R)               $          1.29     $          1.21    $          1.19    $          0.79
              Phoenix Dimensions(SM) Option 1       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 2       $          1.00     $           -      $           -      $          1.08
              Phoenix Dimensions(SM) Option 3       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 4       $           -       $           -      $           -      $           -
              Phoenix Income Choice(R)              $          1.16     $           -      $           -      $           -
              Phoenix Investor's Edge(R) Option 1   $          1.09     $          1.30    $          1.48    $          1.14
              Phoenix Investor's Edge(R) Option 2   $          1.09     $          1.29    $          1.47    $          1.14
              Phoenix Investor's Edge(R) Option 3   $           -       $           -      $           -      $           -
              Phoenix Investor's Edge(R) Option 4   $           -       $           -      $           -      $           -
              Phoenix Spectrum Edge(R) Option 1     $          1.11     $          1.34    $          1.49    $          1.15
              Phoenix Spectrum Edge(R) Option 2     $          1.11     $          1.33    $          1.48    $          1.15
              Phoenix Spectrum Edge(R) Option 3     $          1.10     $           -      $           -      $           -
              Phoenix Spectrum Edge(R) Option 4     $           -       $           -      $           -      $           -
              Retirement Planner's Edge             $          1.16     $          1.31    $          1.43    $          1.05
              Templeton Investment Plus             $           -       $           -      $           -      $           -
              The Big Edge Choice(R)--NY            $          1.30     $          1.20    $          1.19    $          0.83
              The Big Edge Plus(R)                  $          1.29     $          1.21    $          1.19    $          0.79
              The Phoenix Edge(R)--VA NY Option 1   $          1.18     $          1.34    $          1.41    $          0.96
              The Phoenix Edge(R)--VA NY Option 2   $          1.16     $          1.30    $          1.40    $          1.03





                       See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005
                                   (CONTINUED)



                                                      FIDELITY VIP                        LORD ABBETT BOND-     LORD ABBETT
                                                        GROWTH -       LAZARD RETIREMENT  DEBENTURE - CLASS     GROWTH AND
                                                     SERVICE CLASS        SMALL CAP              VC          INCOME - CLASS VC
                                                      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Assets:
      Investments at fair value                     $     5,721,933     $     5,321,224    $     5,941,269    $     9,841,533
          Shares                                   {        170,499}   {        326,255}  {        517,083}  {        376,205}
          Cost                                     {$     4,859,305}   {$     5,101,134}  {$     6,027,872}  {$     9,874,221}

                                                   -----------------   -----------------  -----------------  -----------------
      Total Assets                                  $     5,721,933     $     5,321,224    $     5,941,269    $     9,841,533

Liabilities:
      Payable to Phoenix Life Insurance Company     $           202     $           185    $           210    $           355
                                                   -----------------   -----------------  -----------------  -----------------
                                                    $     5,721,731     $     5,321,039    $     5,941,059    $     9,841,178
                                                   =================   =================  =================  =================
Net Assets:
     Accumulation Units                             $     5,587,112     $       658,895    $     3,284,908    $     9,810,865
     Contracts in payout (annuitization period)     $       134,619     $         4,602    $         6,094    $        30,313
     Retained in PHLVIC Universal Life Separate
       Account by Phoenix Life Insurance Company    $           -       $     4,657,542    $     2,650,057    $           -

            Total Net Assets                        $     5,721,731     $     5,321,039    $     5,941,059    $     9,841,178
                                                   =================   =================  =================  =================

                                                   =================   =================  =================  =================
            Units Outstanding                             7,833,436           4,868,453          5,816,836          9,386,809
                                                   =================   =================  =================  =================

            Unit Value
              Asset Manager Option 1                $           -       $           -      $           -      $           -
              Asset Manager Option 2                $           -       $           -      $           -      $           -
              Big Edge                              $          0.67     $          1.09    $          1.02    $          1.05
              Freedom Edge(R)                       $           -       $           -      $           -      $          1.05
              Group Strategic Edge(R)               $          0.66     $          1.09    $          1.02    $          1.05
              Phoenix Dimensions(SM) Option 1       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 2       $           -       $           -      $           -      $          1.05
              Phoenix Dimensions(SM) Option 3       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 4       $           -       $           -      $           -      $           -
              Phoenix Income Choice(R)              $           -       $           -      $          1.02    $           -
              Phoenix Investor's Edge(R) Option 1   $          0.97     $          1.09    $          1.02    $          1.05
              Phoenix Investor's Edge(R) Option 2   $          0.96     $          1.09    $          1.02    $          1.04
              Phoenix Investor's Edge(R) Option 3   $           -       $          -       $           -      $           -
              Phoenix Investor's Edge(R) Option 4   $           -       $          -       $           -      $           -
              Phoenix Spectrum Edge(R) Option 1     $          1.00     $          1.09    $          1.02    $          1.05
              Phoenix Spectrum Edge(R) Option 2     $          0.99     $          1.09    $          1.02    $          1.05
              Phoenix Spectrum Edge(R) Option 3     $          0.98     $           -      $           -      $          1.05
              Phoenix Spectrum Edge(R) Option 4     $           -       $           -      $           -      $           -
              Retirement Planner's Edge             $          0.88     $           -      $          1.02    $          1.05
              Templeton Investment Plus             $           -       $           -      $           -      $           -
              The Big Edge Choice(R)--NY            $          0.66     $          1.09    $          1.02    $          1.05
              The Big Edge Plus(R)                  $          0.66     $          1.09    $          1.02    $          1.05
              The Phoenix Edge(R)--VA NY Option 1   $          0.87     $           -      $          1.02    $          1.05
              The Phoenix Edge(R)--VA NY Option 2   $          0.76     $          1.09    $          1.02    $          1.05




                       See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005
                                   (CONTINUED)



                                                    LORD ABBETT MID-     MUTUAL SHARES
                                                   CAP VALUE - CLASS     SECURITIES -      PHOENIX MID-CAP   PHOENIX STRATEGIC
                                                          VC                CLASS 2            GROWTH             THEME
                                                      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Assets:
      Investments at fair value                     $     6,265,371     $    10,855,800    $     7,747,681    $    13,844,873
          Shares                                   {        297,078}   {        597,457}  {        599,248}  {      1,325,264}
          Cost                                     {$     5,946,028}   {$     8,823,010}  {$     7,648,358}  {$    13,970,929}

                                                   -----------------   -----------------  -----------------  -----------------
      Total Assets                                  $     6,265,371     $    10,855,800    $     7,747,681    $    13,844,873

Liabilities:
      Payable to Phoenix Life Insurance Company     $           220     $           381    $           269    $           479
                                                   -----------------   -----------------  -----------------  -----------------
                                                    $     6,265,151     $    10,855,419    $     7,747,412    $    13,844,394
                                                   =================   =================  =================  =================
Net Assets:
     Accumulation Units                             $     4,653,447     $    10,687,075    $     7,647,770    $    13,802,056
     Contracts in payout (annuitization period)     $         6,846     $       168,344    $        99,642    $        42,338
     Retained in PHLVIC Universal Life Separate
       Account by Phoenix Life Insurance Company    $     1,604,858     $             -    $           -      $           -

           Total Net Assets                         $     6,265,151     $    10,855,419    $     7,747,412    $    13,844,394
                                                   =================   =================  =================  =================

                                                   =================   =================  =================  =================
           Units Outstanding                              5,790,131           6,885,828          6,358,331          9,844,893
                                                   =================   =================  =================  =================

           Unit Value
              Asset Manager Option 1                $           -       $           -      $           -      $           -
              Asset Manager Option 2                $           -       $           -      $           -      $           -
              Big Edge                              $          1.08     $          1.34    $          1.21    $          1.60
              Freedom Edge(R)                       $           -       $          1.35    $           -      $           -
              Group Strategic Edge(R)               $          1.08     $          1.68    $          1.32    $          1.57
              Phoenix Dimensions(SM) Option 1       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 2       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 3       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 4       $           -       $           -      $           -      $           -
              Phoenix Income Choice(R)              $           -       $           -      $           -      $           -
              Phoenix Investor's Edge(R) Option 1   $          1.08     $          1.30    $          0.91    $           -
              Phoenix Investor's Edge(R) Option 2   $          1.08     $          1.29    $          0.91    $           -
              Phoenix Investor's Edge(R) Option 3   $           -       $           -      $           -      $           -
              Phoenix Investor's Edge(R) Option 4   $           -       $           -      $           -      $           -
              Phoenix Spectrum Edge(R) Option 1     $          1.08     $          1.31    $          0.96    $          0.98
              Phoenix Spectrum Edge(R) Option 2     $          1.08     $          1.31    $          0.95    $          0.97
              Phoenix Spectrum Edge(R) Option 3     $           -       $           -      $           -      $           -
              Phoenix Spectrum Edge(R) Option 4     $           -       $           -      $           -      $           -
              Retirement Planner's Edge             $          1.08     $          1.35    $          0.75    $          0.74
              Templeton Investment Plus             $           -       $           -      $           -      $           -
              The Big Edge Choice(R)--NY            $          1.08     $          1.64    $          1.25    $          1.16
              The Big Edge Plus(R)                  $          1.08     $          1.68    $          1.32    $          1.57
              The Phoenix Edge(R)--VA NY Option 1   $          1.09     $          1.31    $          0.83    $          0.63
              The Phoenix Edge(R)--VA NY Option 2   $          1.08     $          1.30    $          0.72    $          0.66




                       See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005
                                   (CONTINUED)



                                                                                           PHOENIX-ALGER          PHOENIX
                                                   PHOENIX-ABERDEEN       PHOENIX-AIM        SMALL-CAP       ALLIANCE/BERNSTEIN
                                                     INTERNATIONAL          GROWTH             GROWTH         ENHANCED INDEX
                                                      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Assets:
      Investments at fair value                     $    51,694,295     $     7,765,465    $     3,898,220    $    16,669,960
          Shares                                   {      3,618,169}   {      1,112,633}  {        249,652}  {      1,473,033}
          Cost                                     {$    39,255,925}   {$    10,964,559}  {$     2,951,617}  {$    14,909,916}

                                                   -----------------   -----------------  -----------------  -----------------
      Total Assets                                  $    51,694,295     $     7,765,465    $     3,898,220    $    16,669,960

Liabilities:
      Payable to Phoenix Life Insurance Company     $         1,780     $           271    $           135    $           818
                                                   -----------------   -----------------  -----------------  -----------------
                                                    $    51,692,515     $     7,765,194    $     3,898,085    $    16,669,142
                                                   =================   =================  =================  =================
Net Assets:
     Accumulation Units                             $    51,457,860     $     7,604,397    $     1,200,541    $     7,992,712
     Contracts in payout (annuitization period)     $       234,655     $       160,797    $        71,500    $     8,676,430
     Retained in PHLVIC Universal Life Separate
       Account by Phoenix Life Insurance Company    $           -       $           -      $     2,626,044    $           -

           Total Net Assets                         $    51,692,515     $     7,765,194    $     3,898,085    $    16,669,142
                                                   =================   =================  =================  =================

                                                   =================   =================  =================  =================
           Units Outstanding                             21,107,744          11,564,089          2,227,537         15,857,079
                                                   =================   =================  =================  =================

           Unit Value
              Asset Manager Option 1                $           -       $           -      $           -      $           -
              Asset Manager Option 2                $           -       $           -      $           -      $           -
              Big Edge                              $          2.82     $          0.63    $          1.77    $          1.26
              Freedom Edge(R)                       $           -       $          1.16    $           -      $           -
              Group Strategic Edge(R)               $          2.71     $          0.65    $          1.75    $          1.27
              Phoenix Dimensions(SM) Option 1       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 2       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 3       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 4       $           -       $           -      $           -      $           -
              Phoenix Income Choice(R)              $           -       $           -      $           -      $           -
              Phoenix Income Choice(R) with GPAF    $           -       $           -      $           -      $          0.94
              Phoenix Investor's Edge(R) Option 1   $          1.58     $          0.94    $          1.73    $          1.05
              Phoenix Investor's Edge(R) Option 2   $          1.57     $          0.94    $          1.72    $          1.05
              Phoenix Investor's Edge(R) Option 3   $           -       $           -      $           -      $           -
              Phoenix Investor's Edge(R) Option 4   $           -       $           -      $           -      $           -
              Phoenix Spectrum Edge(R) Option 1     $          1.58     $          0.97    $          1.76    $          1.07
              Phoenix Spectrum Edge(R) Option 2     $          1.57     $          0.97    $          1.75    $          1.06
              Phoenix Spectrum Edge(R) Option 3     $           -       $          0.96    $           -      $           -
              Phoenix Spectrum Edge(R) Option 4     $           -       $           -      $           -      $           -
              Retirement Planner's Edge             $          1.39     $          0.81    $          1.74    $          0.98
              Templeton Investment Plus             $           -       $           -      $           -      $           -
              The Big Edge Choice(R)--NY            $          1.23     $          0.63    $          1.74    $          1.02
              The Big Edge Plus(R)                  $          2.71     $          0.65    $          1.75    $          1.27
              The Phoenix Edge(R)--VA NY Option 1   $          1.17     $          0.76    $           -      $          1.06
              The Phoenix Edge(R)--VA NY Option 2   $          1.24     $          0.86    $          1.75    $          0.87




                       See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005
                                   (CONTINUED)



                                                     PHOENIX-DUFF &
                                                  PHELPS REAL ESTATE   PHOENIX-ENGEMANN   PHOENIX-ENGEMANN   PHOENIX-ENGEMANN
                                                      SECURITIES        CAPITAL GROWTH    GROWTH AND INCOME  SMALL-CAP GROWTH
                                                      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Assets:
      Investments at fair value                     $    23,691,150     $   185,524,285    $    17,068,100    $     3,156,486
          Shares                                   {        834,636}   {     12,562,009}  {      1,363,388}  {        406,297}
          Cost                                     {$    12,117,964}   {$   185,784,799}  {$    14,629,832}  {$     3,450,326}

                                                   -----------------   -----------------  -----------------  -----------------
      Total Assets                                  $    23,691,150     $   185,524,285    $    17,068,100    $     3,156,486

Liabilities:
      Payable to Phoenix Life Insurance Company     $           821     $         6,324    $           607    $           111
                                                   -----------------   -----------------  -----------------  -----------------
                                                    $    23,690,329     $   185,517,961    $    17,067,493    $     3,156,375
                                                   =================   =================  =================  =================
Net Assets:
     Accumulation Units                             $    23,492,299     $   184,252,804    $    16,996,765    $     3,132,117
     Contracts in payout (annuitization period)     $       198,030     $     1,265,157    $        70,728    $        24,258
     Retained in PHLVIC Universal Life Separate
       Account by Phoenix Life Insurance Company    $           -       $           -      $           -      $           -

           Total Net Assets                         $    23,690,329     $   185,517,961    $    17,067,493    $     3,156,375
                                                   =================   =================  =================  =================

                                                   =================   =================  =================  =================
           Units Outstanding                              6,200,644          30,572,723         14,300,430          4,050,492
                                                   =================   =================  =================  =================

           Unit Value
              Asset Manager Option 1                $           -       $           -      $           -      $           -
              Asset Manager Option 2                $           -       $           -      $           -      $           -
              Big Edge                              $          4.70     $          9.58    $          1.28    $          0.66
              Freedom Edge(R)                       $           -       $           -      $          1.25    $           -
              Group Strategic Edge(R)               $          4.63     $          9.14    $          1.25    $          0.73
              Phoenix Dimensions(SM) Option 1       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 2       $          1.10     $           -      $          1.03    $           -
              Phoenix Dimensions(SM) Option 3       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 4       $           -       $           -      $           -      $           -
              Phoenix Income Choice(R)              $           -       $           -      $           -      $           -
              Phoenix Investor's Edge(R) Option 1   $          2.24     $          1.00    $          1.09    $          1.26
              Phoenix Investor's Edge(R) Option 2   $          2.23     $          0.99    $          1.09    $          1.25
              Phoenix Investor's Edge(R) Option 3   $           -       $           -      $           -      $           -
              Phoenix Investor's Edge(R) Option 4   $           -       $           -      $           -      $           -
              Phoenix Spectrum Edge(R) Option 1     $          2.24     $          1.05    $          1.11    $          1.33
              Phoenix Spectrum Edge(R) Option 2     $          2.22     $          1.04    $          1.10    $          1.32
              Phoenix Spectrum Edge(R) Option 3     $           -       $           -      $          1.10    $           -
              Phoenix Spectrum Edge(R) Option 4     $           -       $           -      $           -      $           -
              Retirement Planner's Edge             $          2.34     $           -      $          1.03    $          1.05
              Templeton Investment Plus             $           -       $           -      $           -      $           -
              The Big Edge Choice(R)--NY            $          2.71     $          0.74    $          1.17    $          0.65
              The Big Edge Plus(R)                  $          4.63     $          9.14    $          1.25    $          0.73
              The Phoenix Edge(R)--VA NY Option 1   $          2.55     $          0.63    $          0.97    $          0.83
              The Phoenix Edge(R)--VA NY Option 2   $          2.47     $          0.69    $          0.98    $          0.81




                       See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005
                                   (CONTINUED)



                                                    PHOENIX-ENGEMANN                                          PHOENIX-GOODWIN
                                                       STRATEGIC        PHOENIX-ENGEMANN   PHOENIX-GOODWIN      MULTI-SECTOR
                                                      ALLOCATION         VALUE EQUITY       MONEY MARKET        FIXED INCOME
                                                      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Assets:

      Investments at fair value                     $   183,945,136     $    14,270,290    $    27,443,468    $    46,693,221
          Shares                                   {     13,352,290}   {      1,038,952}  {      2,744,347}  {      5,109,700}
          Cost                                     {$   170,118,404}   {$    12,677,048}  {$    27,443,468}  {$    48,976,425}
      Dividends receivable                          $           -       $           -      $         2,768    $           -

                                                   -----------------   -----------------  -----------------  -----------------
      Total Assets                                  $   183,945,136     $    14,270,290    $    27,446,236    $    46,693,221

Liabilities:
      Payable to Phoenix Life Insurance Company     $         6,151     $           486    $         1,079    $         1,596
                                                   -----------------   -----------------  -----------------  -----------------
                                                    $   183,938,985     $    14,269,804    $    27,445,157    $    46,691,625
                                                   =================   =================  =================  =================
Net Assets:
     Accumulation Units                             $   182,542,185     $    13,881,357    $    26,928,121    $    45,875,190
     Contracts in payout (annuitization period)     $     1,396,800     $       388,447    $       517,036    $       816,435
     Retained in PHLVIC Universal Life Separate
       Account by Phoenix Life Insurance Company    $           -       $           -      $           -      $           -

           Total Net Assets                         $   183,938,985     $    14,269,804    $    27,445,157    $    46,691,625
                                                   =================   =================  =================  =================

                                                   =================   =================  =================  =================
           Units Outstanding                             33,852,044          10,385,194         16,027,280         12,812,298
                                                   =================   =================  =================  =================

           Unit Value
              Asset Manager Option 1                $           -       $           -      $            -     $           -
              Asset Manager Option 2                $           -       $           -      $           -      $           -
              Big Edge                              $          6.70     $          1.50    $          2.62    $          5.97
              Freedom Edge(R)                       $           -       $           -      $           -      $           -
              Group Strategic Edge(R)               $          6.39     $          1.56    $          2.50    $          5.70
              Phoenix Dimensions(SM) Option 1       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 2       $           -       $           -      $          1.01    $          1.01
              Phoenix Dimensions(SM) Option 3       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 4       $           -       $           -      $           -      $           -
              Phoenix Income Choice(R)              $           -       $           -      $          1.01    $          1.33
              Phoenix Income Choice(R) with GPAF    $           -       $           -      $          0.97    $           -
              Phoenix Investor's Edge(R) Option 1   $          1.11     $          1.12    $          0.99    $          1.27
              Phoenix Investor's Edge(R) Option 2   $          1.11     $          1.11    $          0.98    $          1.27
              Phoenix Investor's Edge(R) Option 3   $           -       $           -      $           -      $           -
              Phoenix Investor's Edge(R) Option 4   $           -       $           -      $           -      $           -
              Phoenix Spectrum Edge(R) Option 1     $          1.14     $          1.13    $          1.01    $          1.30
              Phoenix Spectrum Edge(R) Option 2     $          1.13     $          1.12    $          1.00    $          1.29
              Phoenix Spectrum Edge(R) Option 3     $          1.13     $           -      $           -      $           -
              Phoenix Spectrum Edge(R) Option 4     $           -       $           -      $           -      $           -
              Retirement Planner's Edge             $          1.10     $          0.93    $          1.01    $          1.32
              Templeton Investment Plus             $           -       $           -      $          1.58    $           -
              The Big Edge Choice(R)--NY            $          1.35     $          1.53    $          1.13    $          1.38
              The Big Edge Plus(R)                  $          6.39     $          1.56    $          2.50    $          5.70
              The Phoenix Edge(R)--VA NY Option 1   $          1.19     $          0.93    $          1.04    $          1.35
              The Phoenix Edge(R)--VA NY Option 2   $          1.15     $          0.92    $          1.02    $          1.31




                       See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005
                                   (CONTINUED)



                                                    PHOENIX-GOODWIN                         PHOENIX-KAYNE     PHOENIX-LAZARD
                                                     MULTI-SECTOR        PHOENIX-KAYNE        SMALL-CAP        INTERNATIONAL
                                                    SHORT TERM BOND    RISING DIVIDENDS     QUALITY VALUE      EQUITY SELECT
                                                      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Assets:
      Investments at fair value                     $     3,411,489     $     2,365,014    $     2,627,756    $     7,353,512
          Shares                                   {        343,730}   {        207,010}  {        172,082}  {        488,884}
          Cost                                     {$     3,442,858}   {$     2,233,708}  {$     2,145,194}  {$     6,335,357}

                                                   -----------------   -----------------  -----------------  -----------------
      Total Assets                                  $     3,411,489     $     2,365,014    $     2,627,756    $     7,353,512

Liabilities:
      Payable to Phoenix Life Insurance Company     $           129     $            84    $            91    $           268
                                                   -----------------   -----------------  -----------------  -----------------
                                                    $     3,411,360     $     2,364,930    $     2,627,665    $     7,353,244
                                                   =================   =================  =================  =================
Net Assets:
     Accumulation Units                             $     3,411,360     $     1,790,294    $     1,825,023    $     7,348,795
     Contracts in payout (annuitization period)     $           -       $           -      $         4,381    $         4,449
     Retained in PHLVIC Universal Life Separate
       Account by Phoenix Life Insurance Company    $           -       $       574,636    $       798,261    $           -

           Total Net Assets                         $     3,411,360     $     2,364,930    $     2,627,665    $     7,353,244
                                                   =================   =================  =================  =================

                                                   =================   =================  =================  =================
           Units Outstanding                              3,250,060           2,060,847          1,646,564          4,914,535
                                                   =================   =================  =================  =================

           Unit Value
              Asset Manager Option 1                $           -       $           -      $           -      $           -
              Asset Manager Option 2                $           -       $           -      $           -      $           -
              Big Edge                              $          1.05     $          1.16    $          1.61    $          1.51
              Freedom Edge(R)                       $           -       $          1.09    $           -      $           -
              Group Strategic Edge(R)               $          1.05     $          1.15    $          1.60    $          1.50
              Phoenix Dimensions(SM) Option 1       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 2       $           -       $           -      $           -      $          1.09
              Phoenix Dimensions(SM) Option 3       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 4       $           -       $           -      $           -      $           -
              Phoenix Income Choice(R)              $           -       $           -      $           -      $           -
              Phoenix Investor's Edge(R) Option 1   $          1.05     $          1.13    $          1.57    $          1.48
              Phoenix Investor's Edge(R) Option 2   $          1.05     $          1.13    $          1.57    $          1.47
              Phoenix Investor's Edge(R) Option 3   $           -       $           -      $           -      $           -
              Phoenix Investor's Edge(R) Option 4   $           -       $           -      $           -      $           -
              Phoenix Spectrum Edge(R) Option 1     $          1.07     $          1.16    $          1.60    $          1.51
              Phoenix Spectrum Edge(R) Option 2     $          1.06     $          1.15    $          1.60    $          1.50
              Phoenix Spectrum Edge(R) Option 3     $           -       $           -      $           -      $          1.49
              Phoenix Spectrum Edge(R) Option 4     $           -       $           -      $           -      $           -
              Retirement Planner's Edge             $           -       $          1.14    $           -      $          1.49
              Templeton Investment Plus             $           -       $           -      $           -      $           -
              The Big Edge Choice(R)--NY            $          1.04     $          1.14    $          1.59    $          1.49
              The Big Edge Plus(R)                  $          1.05     $          1.15    $          1.60    $          1.50
              The Phoenix Edge(R)--VA NY Option 1   $          1.07     $          1.16    $          1.62    $          1.52
              The Phoenix Edge(R)--VA NY Option 2   $          1.06     $          1.15    $          1.60    $          1.50




                       See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005
                                   (CONTINUED)



                                                                        PHOENIX-NORTHERN   PHOENIX-SANDFORD   PHOENIX-SANDFORD
                                                    PHOENIX-NORTHERN       NASDAQ-100      BERNSTEIN MID-CAP      BERNSTEIN
                                                        DOW 30              INDEX(R)            VALUE         SMALL-CAP VALUE
                                                      SUBACCOUNT           SUBACCOUNT        SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Assets:
      Investments at fair value                     $     5,010,319     $     4,018,603    $    21,291,193    $    11,483,284
          Shares                                   {        542,032}   {        922,216}  {      1,519,157}  {        674,680}
          Cost                                     {$     5,173,200}   {$     6,627,072}  {$    16,073,848}  {$     8,312,094}

                                                   -----------------   -----------------  -----------------  -----------------
      Total Assets                                  $     5,010,319     $     4,018,603    $    21,291,193    $    11,483,284

Liabilities:
      Payable to Phoenix Life Insurance Company     $           176     $           138    $           736    $           398
                                                   -----------------   -----------------  -----------------  -----------------
                                                    $     5,010,143     $     4,018,465    $    21,290,457    $    11,482,886
                                                   =================   =================  =================  =================
Net Assets:
     Accumulation Units                             $     4,928,263     $     4,011,835    $    20,906,789    $    11,340,037
     Contracts in payout (annuitization period)     $        81,880     $         6,630    $       383,668    $       142,849
     Retained in PHLVIC Universal Life Separate
       Account by Phoenix Life Insurance Company    $           -       $           -      $           -      $           -

           Total Net Assets                         $     5,010,143     $     4,018,465    $    21,290,457    $    11,482,886
                                                   =================   =================  =================  =================

                                                   =================   =================  =================  =================
           Units Outstanding                              5,099,570           8,333,565         12,353,320          6,028,294
                                                   =================   =================  =================  =================

           Unit Value
              Asset Manager Option 1                $           -       $           -      $           -      $           -
              Asset Manager Option 2                $           -       $           -      $           -      $           -
              Big Edge                              $          1.03     $          0.42    $          1.73    $          1.81
              Freedom Edge(R)                       $           -       $           -      $           -      $          1.57
              Group Strategic Edge(R)               $          0.96     $          0.41    $          1.73    $          2.00
              Phoenix Dimensions(SM) Option 1       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 2       $           -       $           -      $          1.06    $           -
              Phoenix Dimensions(SM) Option 3       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 4       $           -       $           -      $           -      $           -
              Phoenix Income Choice(R)              $           -       $           -      $           -      $           -
              Phoenix Investor's Edge(R) Option 1   $          1.08     $          1.00    $          1.54    $          1.61
              Phoenix Investor's Edge(R) Option 2   $          1.07     $          0.99    $          1.53    $          1.60
              Phoenix Investor's Edge(R) Option 3   $           -       $           -      $           -      $           -
              Phoenix Investor's Edge(R) Option 4   $           -       $           -      $           -      $           -
              Phoenix Spectrum Edge(R) Option 1     $          1.05     $          1.09    $          1.51    $          1.58
              Phoenix Spectrum Edge(R) Option 2     $          1.05     $          1.08    $          1.50    $          1.57
              Phoenix Spectrum Edge(R) Option 3     $           -       $           -      $           -      $           -
              Phoenix Spectrum Edge(R) Option 4     $           -       $           -      $           -      $           -
              Retirement Planner's Edge             $          1.01     $           -      $          1.95    $          1.73
              Templeton Investment Plus             $           -       $           -      $           -      $           -
              The Big Edge Choice(R)--NY            $          1.06     $          0.37    $          1.73    $          1.75
              The Big Edge Plus(R)                  $          0.96     $          0.41    $          1.73    $          2.00
              The Phoenix Edge(R)--VA NY Option 1   $          1.01     $          1.03    $          2.02    $          1.91
              The Phoenix Edge(R)--VA NY Option 2   $          1.00     $          0.88    $          1.87    $          1.93




                       See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005
                                   (CONTINUED)



                                                                                           RYDEX VARIABLE      SCUDDER VIT
                                                    RYDEX VARIABLE      RYDEX VARIABLE     TRUST SECTOR        EQUITY 500
                                                      TRUST JUNO          TRUST NOVA         ROTATION         INDEX - CLASS A
                                                      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Assets:
      Investments at fair value                     $     1,712,537     $        76,137    $     1,131,538    $     8,488,861
          Shares                                   {         82,334}   {          8,895}  {         89,168}  {        647,510}
          Cost                                     {$     2,020,895}   {$        67,413}  {$        944,08}  {$     6,861,561}

                                                   -----------------   -----------------  -----------------  -----------------
      Total Assets                                  $     1,712,537     $        76,137    $     1,131,538    $     8,488,861

Liabilities:
      Payable to Phoenix Life Insurance Company     $            80     $             3    $            39    $           303
                                                   -----------------   -----------------  -----------------  -----------------
                                                    $     1,712,457     $        76,134    $     1,131,499    $     8,488,558
                                                   =================   =================  =================  =================
Net Assets:
     Accumulation Units                             $     1,712,457     $        76,134    $     1,129,314    $     8,471,051
     Contracts in payout (annuitization period)     $           -       $           -      $         2,185    $        17,507
     Retained in PHLVIC Universal Life Separate
       Account by Phoenix Life Insurance Company    $           -       $           -      $           -      $           -

           Total Net Assets                         $     1,712,457     $        76,134    $     1,131,499    $     8,488,558
                                                   =================   =================  =================  =================

                                                   =================   =================  =================  =================
           Units Outstanding                              1,995,823              54,519            799,924          7,370,704
                                                   =================   =================  =================  =================

           Unit Value
              Asset Manager Option 1                $           -       $           -      $           -      $           -
              Asset Manager Option 2                $           -       $           -      $           -      $           -
              Big Edge                              $           -       $           -      $          1.42    $          1.18
              Freedom Edge(R)                       $           -       $           -      $           -      $           -
              Group Strategic Edge(R)               $           -       $           -      $          1.42    $          1.17
              Phoenix Dimensions(SM) Option 1       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 2       $           -       $           -      $           -      $          1.04
              Phoenix Dimensions(SM) Option 3       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 4       $           -       $           -      $           -      $           -
              Phoenix Income Choice(R)              $           -       $           -      $           -      $           -
              Phoenix Income Choice(R) with GPAF    $           -       $           -      $           -      $           -
              Phoenix Investor's Edge(R) Option 1   $          0.86     $          1.40    $          1.40    $          1.10
              Phoenix Investor's Edge(R) Option 2   $          0.86     $          1.39    $          1.40    $          1.10
              Phoenix Investor's Edge(R) Option 3   $           -       $           -      $           -      $           -
              Phoenix Investor's Edge(R) Option 4   $           -       $           -      $           -      $           -
              Phoenix Spectrum Edge(R) Option 1     $          0.87     $          1.42    $          1.42    $          1.12
              Phoenix Spectrum Edge(R) Option 2     $          0.87     $           -      $          1.42    $          1.11
              Phoenix Spectrum Edge(R) Option 3     $           -       $           -      $           -      $           -
              Phoenix Spectrum Edge(R) Option 4     $           -       $           -      $           -      $           -
              Retirement Planner's Edge             $           -       $           -      $           -      $          1.16
              Templeton Investment Plus             $           -       $           -      $           -      $           -
              The Big Edge Choice(R)--NY            $           -       $           -      $          1.41    $          1.16
              The Big Edge Plus(R)                  $           -       $           -      $          1.42    $          1.17
              The Phoenix Edge(R)--VA NY Option 1   $           -       $           -      $          1.43    $          1.18
              The Phoenix Edge(R)--VA NY Option 2   $          0.87     $           -      $          1.42    $          1.17





                       See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005
                                   (CONTINUED)



                                                                           TEMPLETON          TEMPLETON
                                                                       DEVELOPING MARKETS DEVELOPING MARKETS TEMPLETON FOREIGN
                                                     TECHNOLOGY -         SECURITIES -       SECURITIES -       SECURITIES -
                                                      CLASS I               CLASS 1            CLASS 2            CLASS 1
                                                      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Assets:
      Investments at fair value                     $     2,615,873     $       986,605    $     1,955,339    $    24,800,690
          Shares                                   {        730,691}   {         89,773}  {        179,389}  {      1,565,700}
          Cost                                     {$     8,977,741}   {$       590,144}  {$     1,683,127}  {$    15,947,787}

                                                   -----------------   -----------------  -----------------  -----------------
      Total Assets                                  $     2,615,873     $       986,605    $     1,955,339    $    24,800,690

Liabilities:
      Payable to Phoenix Life Insurance Company     $            91     $            37    $            64    $           940
                                                   -----------------   -----------------  -----------------  -----------------
                                                    $     2,615,782     $       986,568    $     1,955,275    $    24,799,750
                                                   =================   =================  =================  =================
Net Assets:
     Accumulation Units                             $     2,607,615     $       986,568    $     1,946,037    $    24,786,500
     Contracts in payout (annuitization period)     $         8,167     $           -      $         9,238    $        13,250
     Retained in PHLVIC Universal Life Separate
       Account by Phoenix Life Insurance Company    $           -       $           -      $           -      $           -

           Total Net Assets                         $     2,615,782     $       986,568    $     1,955,275    $    24,799,750
                                                   =================   =================  =================  =================

                                                   =================   =================  =================  =================
           Units Outstanding                              8,523,514             835,938          1,627,321          8,549,238
                                                   =================   =================  =================  =================

           Unit Value
              Asset Manager Option 1                $           -       $           -      $           -      $           -
              Asset Manager Option 2                $           -       $           -      $           -      $           -
              Big Edge                              $          0.28     $           -      $          1.14    $           -
              Freedom Edge(R)                       $           -       $           -      $           -      $           -
              Group Strategic Edge(R)               $          0.29     $           -      $          1.11    $           -
              Phoenix Dimensions(SM) Option 1       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 2       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 3       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 4       $           -       $           -      $           -      $           -
              Phoenix Income Choice(R)              $           -       $           -      $           -      $           -
              Phoenix Investor's Edge(R) Option 1   $          0.72     $           -      $           -      $           -
              Phoenix Investor's Edge(R) Option 2   $          0.72     $           -      $           -      $           -
              Phoenix Investor's Edge(R) Option 3   $           -       $           -      $           -      $           -
              Phoenix Investor's Edge(R) Option 4   $           -       $           -      $           -      $           -
              Phoenix Spectrum Edge(R) Option 1     $          0.83     $           -      $           -      $           -
              Phoenix Spectrum Edge(R) Option 2     $          0.82     $           -      $           -      $           -
              Phoenix Spectrum Edge(R) Option 3     $           -       $           -      $           -      $           -
              Phoenix Spectrum Edge(R) Option 4     $           -       $           -      $           -      $           -
              Retirement Planner's Edge             $          0.62     $           -      $           -      $           -
              Templeton Investment Plus             $           -       $          1.18    $           -      $          2.90
              The Big Edge Choice(R)--NY            $          0.27     $           -      $          2.49    $           -
              The Big Edge Plus(R)                  $          0.29     $           -      $          1.11    $           -
              The Phoenix Edge(R)--VA NY Option 1   $          0.34     $           -      $          2.28    $           -
              The Phoenix Edge(R)--VA NY Option 2   $          0.48     $           -      $          2.18    $           -




                       See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005
                                   (CONTINUED)



                                                   TEMPLETON FOREIGN   TEMPLETON GLOBAL   TEMPLETON GLOBAL   TEMPLETON GLOBAL
                                                      SECURITIES -     ASSET ALLOCATION   ASSET ALLOCATION   INCOME SECURITIES -
                                                        CLASS 2             CLASS 1            CLASS 2            CLASS 1
                                                      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Assets:
      Investments at fair value                     $     7,805,077     $    40,154,074    $     2,354,549    $     4,926,072
          Shares                                   {        499,685}   {      1,906,651}  {        112,766}  {        343,041}
          Cost                                     {$     8,980,404}   {$    21,089,598}  {$     2,468,563}  {$     3,735,338}

                                                   -----------------   -----------------  -----------------  -----------------
      Total Assets                                  $     7,805,077     $    40,154,074    $     2,354,549    $     4,926,072

Liabilities:
      Payable to Phoenix Life Insurance Company     $           276     $         1,522    $            81    $           187
                                                   -----------------   -----------------  -----------------  -----------------
                                                    $     7,804,801     $    40,152,552    $     2,354,468    $     4,925,885
                                                   =================   =================  =================  =================
Net Assets:
     Accumulation Units                             $     7,767,953     $    39,778,423    $     2,316,966    $     4,842,922
     Contracts in payout (annuitization period)     $        36,848     $       374,129    $        37,502    $        82,963
     Retained in PHLVIC Universal Life Separate
       Account by Phoenix Life Insurance Company    $           -       $           -      $           -      $           -

           Total Net Assets                         $     7,804,801     $    40,152,552    $     2,354,468    $     4,925,885
                                                   =================   =================  =================  =================

                                                   =================   =================  =================  =================
           Units Outstanding                              5,476,897           9,443,696          1,388,354          1,793,669
                                                   =================   =================  =================  =================

           Unit Value
              Asset Manager Option 1                $           -       $           -      $           -      $           -
              Asset Manager Option 2                $           -       $           -      $           -      $           -
              Big Edge                              $          1.39     $           -      $          1.69    $           -
              Freedom Edge(R)                       $           -       $           -      $           -      $           -
              Group Strategic Edge(R)               $          1.51     $           -      $          1.72    $           -
              Phoenix Dimensions(SM) Option 1       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 2       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 3       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 4       $           -       $           -      $           -      $           -
              Phoenix Income Choice(R)              $           -       $           -      $           -      $           -
              Phoenix Investor's Edge(R) Option 1   $          1.38     $           -      $           -      $           -
              Phoenix Investor's Edge(R) Option 2   $          1.37     $           -      $           -      $           -
              Phoenix Investor's Edge(R) Option 3   $           -       $           -      $           -      $           -
              Phoenix Investor's Edge(R) Option 4   $           -       $           -      $           -      $           -
              Phoenix Spectrum Edge(R) Option 1     $          1.39     $           -      $           -      $           -
              Phoenix Spectrum Edge(R) Option 2     $          1.38     $           -      $           -      $           -
              Phoenix Spectrum Edge(R) Option 3     $           -       $           -      $           -      $           -
              Phoenix Spectrum Edge(R) Option 4     $           -       $           -      $           -      $           -
              Retirement Planner's Edge             $          1.21     $           -      $           -      $           -
              Templeton Investment Plus             $           -       $          4.25    $           -      $          2.75
              The Big Edge Choice(R)--NY            $          1.21     $           -      $          1.52    $           -
              The Big Edge Plus(R)                  $          1.51     $           -      $          1.72    $           -
              The Phoenix Edge(R)--VA NY Option 1   $          1.27     $           -      $          1.32    $           -
              The Phoenix Edge(R)--VA NY Option 2   $          1.14     $           -      $          1.38    $           -




                       See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005
                                   (CONTINUED)



                                                    TEMPLETON GROWTH    TEMPLETON GROWTH       WANGER             WANGER
                                                      SECURITIES -        SECURITIES -      INTERNATIONAL      INTERNATIONAL
                                                        CLASS 1             CLASS 2            SELECT           SMALL  CAP
                                                      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Assets:
      Investments at fair value                     $    89,058,285     $    11,040,153    $     5,880,146    $    61,177,080
          Shares                                   {      6,370,407}   {        799,432}  {        299,549}  {      1,997,293}
          Cost                                     {$    82,414,483}   {$     9,754,957}  {$     4,895,490}  {$    30,595,285}

                                                   -----------------   -----------------  -----------------  -----------------
      Total Assets                                  $    89,058,285     $    11,040,153    $     5,880,146    $    61,177,080

Liabilities:
      Payable to Phoenix Life Insurance Company     $         3,374     $           385    $           204    $         2,102
                                                   -----------------   -----------------  -----------------  -----------------
                                                    $    89,054,911     $    11,039,768    $     5,879,942    $    61,174,978
                                                   =================   =================  =================  =================
Net Assets:
     Accumulation Units                             $    88,281,854     $    10,916,853    $     5,813,784    $    61,040,606
     Contracts in payout (annuitization period)     $       773,057     $       122,915    $        66,158    $       134,372
     Retained in PHLVIC Universal Life Separate
       Account by Phoenix Life Insurance Company    $           -       $           -      $           -      $           -

           Total Net Assets                         $    89,054,911     $    11,039,768    $     5,879,942    $    61,174,978
                                                   =================   =================  =================  =================

                                                   =================   =================  =================  =================
           Units Outstanding                             18,989,281           6,451,757          2,933,370         14,620,406
                                                   =================   =================  =================  =================

           Unit Value
              Asset Manager Option 1                $           -       $           -      $           -      $           -
              Asset Manager Option 2                $           -       $           -      $           -      $           -
              Big Edge                              $           -       $          1.84    $          1.20    $          4.43
              Freedom Edge(R)                       $           -       $          1.41    $           -      $           -
              Group Strategic Edge(R)               $           -       $          1.80    $          2.11    $          4.66
              Phoenix Dimensions(SM) Option 1       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 2       $           -       $           -      $           -      $          1.17
              Phoenix Dimensions(SM) Option 3       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 4       $           -       $           -      $           -      $           -
              Phoenix Income Choice(R)              $           -       $           -      $           -      $           -
              Phoenix Investor's Edge(R) Option 1   $           -       $          1.31    $          1.69    $          1.93
              Phoenix Investor's Edge(R) Option 2   $           -       $          1.30    $          1.68    $          1.92
              Phoenix Investor's Edge(R) Option 3   $           -       $           -      $           -      $           -
              Phoenix Investor's Edge(R) Option 4   $           -       $           -      $           -      $           -
              Phoenix Spectrum Edge(R) Option 1     $           -       $          1.31    $          1.76    $          2.00
              Phoenix Spectrum Edge(R) Option 2     $           -       $          1.30    $          1.75    $          1.99
              Phoenix Spectrum Edge(R) Option 3     $           -       $           -      $           -      $          1.98
              Phoenix Spectrum Edge(R) Option 4     $           -       $           -      $           -      $           -
              Retirement Planner's Edge             $           -       $          1.27    $          1.41    $          1.63
              Templeton Investment Plus             $          4.69     $           -      $           -      $           -
              The Big Edge Choice(R)--NY            $           -       $          1.51    $          2.12    $          2.53
              The Big Edge Plus(R)                  $           -       $          1.80    $          2.11    $          4.66
              The Phoenix Edge(R)--VA NY Option 1   $           -       $          1.33    $          1.50    $          1.49
              The Phoenix Edge(R)--VA NY Option 2   $           -       $          1.27    $          1.49    $          1.52




                       See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005
                                   (CONTINUED)



                                                                          WANGER U.S.
                                                        WANGER             SMALLER
                                                        SELECT            COMPANIES
                                                      SUBACCOUNT          SUBACCOUNT
                                                   -----------------   -----------------
Assets:
      Investments at fair value                     $     7,538,549     $    88,823,481
          Shares                                   {        332,681}   {      2,545,085}
          Cost                                     {$     4,418,651}   {$    33,342,460}

                                                   -----------------   -----------------
      Total Assets                                  $     7,538,549     $    88,823,481

Liabilities:
      Payable to Phoenix Life Insurance Company     $           260     $         3,071
                                                   -----------------   -----------------
                                                    $     7,538,289     $    88,820,410
                                                   =================   =================
Net Assets:
     Accumulation Units                             $     7,489,509     $    88,584,414
     Contracts in payout (annuitization period)     $        48,780     $       235,996
     Retained in PHLVIC Universal Life Separate
       Account by Phoenix Life Insurance Company    $           -       $           -

           Total Net Assets                         $     7,538,289     $    88,820,410
                                                   =================   =================

                                                   =================   =================
           Units Outstanding                              3,367,906          24,888,310
                                                   =================   =================

           Unit Value
              Asset Manager Option 1                $           -       $           -
              Asset Manager Option 2                $           -       $           -
              Big Edge                              $          1.94     $          4.34
              Freedom Edge(R)                       $           -       $          1.46
              Group Strategic Edge(R)               $          2.34     $          4.22
              Phoenix Dimensions(SM) Option 1       $           -       $           -
              Phoenix Dimensions(SM) Option 2       $           -       $           -
              Phoenix Dimensions(SM) Option 3       $           -       $           -
              Phoenix Dimensions(SM) Option 4       $           -       $           -
              Phoenix Income Choice(R)              $           -       $           -
              Phoenix Investor's Edge(R) Option 1   $          1.51     $          1.48
              Phoenix Investor's Edge(R) Option 2   $          1.50     $          1.47
              Phoenix Investor's Edge(R) Option 3   $           -       $           -
              Phoenix Investor's Edge(R) Option 4   $           -       $           -
              Phoenix Spectrum Edge(R) Option 1     $          1.57     $          1.53
              Phoenix Spectrum Edge(R) Option 2     $          1.56     $          1.52
              Phoenix Spectrum Edge(R) Option 3     $           -       $           -
              Phoenix Spectrum Edge(R) Option 4     $           -       $           -
              Retirement Planner's Edge             $          1.62     $          1.50
              Templeton Investment Plus             $           -       $           -
              The Big Edge Choice(R)--NY            $          2.42     $          1.70
              The Big Edge Plus(R)                  $          2.34     $          4.22
              The Phoenix Edge(R)--VA NY Option 1   $          1.78     $          1.64
              The Phoenix Edge(R)--VA NY Option 2   $          1.72     $          1.64



                       See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2005


                                                   AIM V.I. CAPITAL    AIM V.I. MID CAP                        ALGER AMERICAN
                                                    APPRECIATION -     CORE EQUITY-CLASS   AIM V.I. PREMIER  LEVERAGED ALLCAP -
                                                       CLASS I                I            EQUITY - CLASS 1        CLASS O
                                                      SUBACCOUNT          SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Income:
      Dividends                                     $         1,754     $        33,513    $        14,011    $           -
Expenses:
      Mortality and expense fees                             32,414              81,029             21,694             46,159
      Indexing (gain) loss                                       18                 181                 28                320
                                                   -----------------   -----------------  -----------------  -----------------
Net investment income (loss)                                (30,678)            (47,697)            (7,711)           (46,479)
                                                   -----------------   -----------------  -----------------  -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares            22,159              (2,221)           (26,852)           234,742
      Realized gain distributions                               -               204,857                -                  -
                                                   -----------------   -----------------  -----------------  -----------------
      Realized gain (loss)                                   22,159             202,636            (26,852)           234,742
                                                   -----------------   -----------------  -----------------  -----------------

Change in unrealized appreciation (depreciation)
      during the year                                       219,949             (13,087)           109,475            233,416
                                                   -----------------   -----------------  -----------------  -----------------
Net increase (decrease) in net assets from
      operations                                    $       211,430     $       141,852    $        74,912    $       421,679
                                                   =================   =================  =================  =================


                                                    FEDERATED FUND      FEDERATED HIGH                         FIDELITY VIP
                                                       FOR U.S.        INCOME BOND FUND     FIDELITY VIP         GROWTH
                                                      GOVERNMENT        II - PRIMARY      CONTRAFUND(R) -    OPPORTUNITIES -
                                                    SECURITIES II           SHARES         SERVICE CLASS      SERVICE CLASS
                                                      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Income:
      Dividends                                     $       810,717     $       386,758    $        38,904    $         9,225
Expenses:
      Mortality and expense fees                            269,159              67,661            299,384             16,460
      Indexing (gain) loss                                      277                 147                513                 10
                                                   -----------------   -----------------  -----------------  -----------------
Net investment income (loss)                                541,281             318,950           (260,993)            (7,245)
                                                   -----------------   -----------------  -----------------  -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares            16,715              52,330            827,277             23,924
      Realized gain distributions                               -                   -                3,537                -
                                                   -----------------   -----------------  -----------------  -----------------
      Realized gain (loss)                                   16,715              52,330            830,814             23,924
                                                   -----------------   -----------------  -----------------  -----------------

Change in unrealized appreciation (depreciation)
      during the year                                      (421,300)           (289,916)         2,890,548             97,248
                                                   -----------------   -----------------  -----------------  -----------------
Net increase (decrease) in net assets from
      operations                                    $       136,696     $        81,364    $     3,460,369    $       113,927
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2005
                                   (CONTINUED)


                                                      FIDELITY VIP                        LORD ABBETT BOND-     LORD ABBETT
                                                         GROWTH -      LAZARD RETIREMENT  DEBENTURE - CLASS      GROWTH AND
                                                      SERVICE CLASS        SMALL CAP              VC         INCOME - CLASS VC
                                                       SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Income:

      Dividends                                     $        26,321     $           -      $       285,706    $        94,044
Expenses:
      Mortality and expense fees                             79,597              45,089             46,363             73,437
      Indexing (gain) loss                                       18                 -                  -                  -
                                                   -----------------   -----------------  -----------------  -----------------
Net investment income (loss)                                (53,294)            (45,089)           239,343             20,607
                                                   -----------------   -----------------  -----------------  -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares           187,184               4,966              3,397                 10
      Realized gain distributions                               -               384,981             62,523            574,595
                                                   -----------------   -----------------  -----------------  -----------------
      Realized gain (loss)                                  187,184             389,947             65,920            574,605
                                                   -----------------   -----------------  -----------------  -----------------

Change in unrealized appreciation (depreciation)
      during the year                                        87,803              90,946           (100,883)           (32,688)
                                                   -----------------   -----------------  -----------------  -----------------
Net increase (decrease) in net assets from
      operations                                    $       221,693     $       435,804    $       204,380    $       562,524
                                                   =================   =================  =================  =================


                                                    LORD ABBETT MID-     MUTUAL SHARES
                                                   CAP VALUE - CLASS     SECURITIES -      PHOENIX MID-CAP   PHOENIX STRATEGIC
                                                          VC                CLASS 2            GROWTH             THEME
                                                      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Income:
      Dividends                                     $        27,276     $        85,755    $           -      $           -
Expenses:
      Mortality and expense fees                             50,971             124,815            110,087            200,981
      Indexing (gain) loss                                      -                   202               (131)              (576)
                                                   -----------------   -----------------  -----------------  -----------------
Net investment income (loss)                                (23,695)            (39,262)          (109,956)          (200,405)
                                                   -----------------   -----------------  -----------------  -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares             9,225              60,377           (628,683)        (1,286,488)
      Realized gain distributions                           372,701              32,123                -                  -
                                                   -----------------   -----------------  -----------------  -----------------
      Realized gain (loss)                                  381,926              92,500           (628,683)        (1,286,488)
                                                   -----------------   -----------------  -----------------  -----------------

Change in unrealized appreciation (depreciation)
      during the year                                       215,729             844,953            922,249          1,210,672
                                                   -----------------   -----------------  -----------------  -----------------
Net increase (decrease) in net assets from
      operations                                    $       573,960     $       898,191    $       183,610    $      (276,221)
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2005
                                   (CONTINUED)


                                                                                           PHOENIX-ALGER          PHOENIX
                                                   PHOENIX-ABERDEEN       PHOENIX-AIM        SMALL-CAP       ALLIANCE/BERNSTEIN
                                                     INTERNATIONAL          GROWTH             GROWTH         ENHANCED INDEX
                                                      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Income:
      Dividends                                     $     2,100,888     $           -      $           -      $       226,854
Expenses:
      Mortality and expense fees                            728,323             178,436             44,393            338,400
      Indexing (gain) loss                                    1,485                  58                 (3)               502
                                                   -----------------   -----------------  -----------------  -----------------
Net investment income (loss)                              1,371,080            (178,494)           (44,390)          (112,048)
                                                   -----------------   -----------------  -----------------  -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares         2,964,661          (5,431,297)            59,410            352,455
      Realized gain distributions                                 -                 -              320,569                -
                                                   -----------------   -----------------  -----------------  -----------------
      Realized gain (loss)                                2,964,661          (5,431,297)           379,979            352,455
                                                   -----------------   -----------------  -----------------  -----------------

Change in unrealized appreciation (depreciation)
      during the year                                     3,440,198           6,145,142           (196,521)            79,924
                                                   -----------------   -----------------  -----------------  -----------------
Net increase (decrease) in net assets from
      operations                                    $     7,775,939     $       535,351    $       139,068    $       320,331
                                                   =================   =================  =================  =================


                                                     PHOENIX-DUFF &
                                                  PHELPS REAL ESTATE   PHOENIX-ENGEMANN   PHOENIX-ENGEMANN   PHOENIX-ENGEMANN
                                                      SECURITIES        CAPITAL GROWTH    GROWTH AND INCOME  SMALL-CAP GROWTH
                                                      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Income:

      Dividends                                     $       386,121     $       120,651    $       219,306    $           -
Expenses:
      Mortality and expense fees                            281,329           2,561,594            304,511             43,883
      Indexing (gain) loss                                     (282)             (2,595)               491                (55)
                                                   -----------------   -----------------  -----------------  -----------------
Net investment income (loss)                                105,074          (2,438,348)           (85,696)           (43,828)
                                                   -----------------   -----------------  -----------------  -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares         1,244,734          (6,254,143)         1,031,063           (379,505)
      Realized gain distributions                         1,159,760                 -                  -                  -
                                                   -----------------   -----------------  -----------------  -----------------
      Realized gain (loss)                                2,404,494          (6,254,143)         1,031,063           (379,505)
                                                   -----------------   -----------------  -----------------  -----------------

Change in unrealized appreciation (depreciation)
      during the year                                       335,843          11,638,438           (368,994)           643,675
                                                   -----------------   -----------------  -----------------  -----------------
Net increase (decrease) in net assets from
      operations                                    $     2,845,411     $     2,945,947    $       576,373    $       220,342
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2005
                                   (CONTINUED)


                                                   PHOENIX-ENGEMANN                                          PHOENIX-GOODWIN
                                                       STRATEGIC        PHOENIX-ENGEMANN   PHOENIX-GOODWIN     MULTI-SECTOR
                                                      ALLOCATION          VALUE EQUITY       MONEY MARKET      FIXED INCOME
                                                      SUBACCOUNT           SUBACCOUNT         SUBACCOUNT        SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Income:
      Dividends                                     $     4,588,288     $       177,038    $       626,557    $     2,400,891
Expenses:
      Mortality and expense fees                          2,448,928             196,923            312,410            635,993
      Indexing (gain) loss                                    1,488                 226                314                943
                                                   -----------------   -----------------  -----------------  -----------------
Net investment income (loss)                              2,137,872             (20,111)           313,833          1,763,955
                                                   -----------------   -----------------  -----------------  -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares         2,252,008             410,048                -             (452,155)
      Realized gain distributions                         5,097,893                 -                  -                  -
                                                   -----------------   -----------------  -----------------  -----------------
      Realized gain (loss)                                7,349,901             410,048                -             (452,155)
                                                   -----------------   -----------------  -----------------  -----------------

Change in unrealized appreciation (depreciation)
      during the year                                    (8,856,518)            167,582                -           (1,115,930)
                                                   -----------------   -----------------  -----------------  -----------------
Net increase (decrease) in net assets from
      operations                                    $       631,255     $       557,519    $       313,833    $       195,870
                                                   =================   =================  =================  =================


                                                    PHOENIX-GOODWIN                         PHOENIX-KAYNE     PHOENIX-LAZARD
                                                     MULTI-SECTOR        PHOENIX-KAYNE        SMALL-CAP        INTERNATIONAL
                                                    SHORT TERM BOND    RISING DIVIDENDS     QUALITY VALUE      EQUITY SELECT
                                                      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Income:
      Dividends                                     $       111,408     $        34,742    $        36,554    $        73,321
Expenses:
      Mortality and expense fees                             39,692              36,061             31,798             63,810
      Indexing (gain) loss                                       74                  37                  7                 89
                                                   -----------------   -----------------  -----------------  -----------------
Net investment income (loss)                                 71,642              (1,356)             4,749              9,422
                                                   -----------------   -----------------  -----------------  -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares            (2,795)             55,970             27,191             12,930
      Realized gain distributions                               -                16,771             92,445             33,775
                                                   -----------------   -----------------  -----------------  -----------------
      Realized gain (loss)                                   (2,795)             72,741            119,636             46,705
                                                   -----------------   -----------------  -----------------  -----------------

Change in unrealized appreciation (depreciation)
      during the year                                       (66,946)           (119,150)             5,509            392,732
                                                   -----------------   -----------------  -----------------  -----------------
Net increase (decrease) in net assets from
      operations                                    $         1,901     $       (47,765)   $       129,894    $       448,859
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2005
                                   (CONTINUED)


                                                                        PHOENIX-NORTHERN   PHOENIX-SANFORD    PHOENIX-SANFORD
                                                    PHOENIX-NORTHERN       NASDAQ-100     BERNSTEIN MID-CAP      BERNSTEIN
                                                        DOW 30             INDEX(R)             VALUE         SMALL-CAP VALUE
                                                      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Income:
      Dividends                                     $        96,371     $             -    $        23,743    $           -
Expenses:
      Mortality and expense fees                             75,526              51,335            273,557            138,128
      Indexing (gain) loss                                      204                (146)               401                130
                                                   -----------------   -----------------  -----------------  -----------------
Net investment income (loss)                                 20,641             (51,189)          (250,215)          (138,258)
                                                   -----------------   -----------------  -----------------  -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares          (146,449)           (450,298)           557,840            192,399
      Realized gain distributions                               -                   -            1,537,625            627,253
                                                   -----------------   -----------------  -----------------  -----------------
      Realized gain (loss)                                 (146,449)           (450,298)         2,095,465            819,652
                                                   -----------------   -----------------  -----------------  -----------------

Change in unrealized appreciation (depreciation)
      during the year                                        62,360             443,915           (500,834)           (47,422)
                                                   -----------------   -----------------  -----------------  -----------------
Net increase (decrease) in net assets from
      operations                                    $       (63,448)    $       (57,572)   $     1,344,416    $       633,972
                                                   =================   =================  =================  =================


                                                                                           RYDEX VARIABLE       SCUDDER VIT
                                                    RYDEX VARIABLE      RYDEX VARIABLE      TRUST SECTOR        EQUITY 500
                                                      TRUST JUNO          TRUST NOVA          ROTATION        INDEX - CLASS A
                                                      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Income:
      Dividends                                     $           -       $           230    $           -      $       131,557
Expenses:
      Mortality and expense fees                             30,392               1,189              8,949            112,671
      Indexing (gain) loss                                       10                   2                 10                116
                                                   -----------------   -----------------  -----------------  -----------------
Net investment income (loss)                                (30,402)               (961)            (8,959)            18,770
                                                   -----------------   -----------------  -----------------  -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares           (14,391)                 77              6,233            356,492
      Realized gain distributions                               -                   -                  -                  -
                                                   -----------------   -----------------  -----------------  -----------------
      Realized gain (loss)                                  (14,391)                 77              6,233            356,492
                                                   -----------------   -----------------  -----------------  -----------------

Change in unrealized appreciation (depreciation)
      during the year                                       (80,833)              2,784             94,995           (118,692)
                                                   -----------------   -----------------  -----------------  -----------------
Net increase (decrease) in net assets from
      operations                                    $      (125,626)    $         1,900    $        92,269    $       256,570
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2005
                                   (CONTINUED)


                                                                           TEMPLETON          TEMPLETON
                                                                      DEVELOPING MARKETS  DEVELOPING MARKETS TEMPLETON FOREIGN
                                                     TECHNOLOGY -         SECURITIES -       SECURITIES -       SECURITIES -
                                                       CLASS I              CLASS 1            CLASS 2            CLASS 1
                                                      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Income:
      Dividends                                     $           -       $        13,600    $        23,142    $       325,805
Expenses:
      Mortality and expense fees                             36,146              12,994             21,560            344,329
      Indexing (gain) loss                                     (115)                 69                124                742
                                                   -----------------   -----------------  -----------------  -----------------
Net investment income (loss)                                (36,031)                537              1,458            (19,266)
                                                   -----------------   -----------------  -----------------  -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares        (3,227,368)             45,864            (21,516)         1,041,787
      Realized gain distributions                               -                   -                  -                  -
                                                   -----------------   -----------------  -----------------  -----------------
      Realized gain (loss)                               (3,227,368)             45,864            (21,516)         1,041,787
                                                   -----------------   -----------------  -----------------  -----------------

Change in unrealized appreciation (depreciation)
      during the year                                     3,165,451             174,262            437,711          1,066,539
                                                   -----------------   -----------------  -----------------  -----------------
Net increase (decrease) in net assets from
      operations                                    $       (97,948)    $       220,663    $       417,653    $     2,089,060
                                                   =================   =================  =================  =================


                                                   TEMPLETON FOREIGN    TEMPLETON GLOBAL  TEMPLETON GLOBAL   TEMPLETON GLOBAL
                                                      SECURITIES -      ASSET ALLOCATION  ASSET ALLOCATION   INCOME SECURITIES
                                                        CLASS 2            - CLASS 1          - CLASS 2         - CLASS 1
                                                      SUBACCOUNT           SUBACCOUNT         SUBACCOUNT        SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Income:
      Dividends                                     $        88,937     $     1,617,267    $        93,408    $       318,797
Expenses:
      Mortality and expense fees                             97,175             568,699             31,861             70,334
      Indexing (gain) loss                                      208                 809                 43                  1
                                                   -----------------   -----------------  -----------------  -----------------
Net investment income (loss)                                 (8,446)          1,047,759             61,504            248,462
                                                   -----------------   -----------------  -----------------  -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares          (120,058)          1,481,039            (36,254)            39,077
      Realized gain distributions                               -                   -                  -                  -
                                                   -----------------   -----------------  -----------------  -----------------
      Realized gain (loss)                                 (120,058)          1,481,039            (36,254)            39,077
                                                   -----------------   -----------------  -----------------  -----------------

Change in unrealized appreciation (depreciation)
      during the year                                       772,499          (1,594,205)            20,287           (511,090)
                                                   -----------------   -----------------  -----------------  -----------------
Net increase (decrease) in net assets from
      operations                                    $       643,995     $       934,593    $        45,537    $      (223,551)
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2005
                                   (CONTINUED)


                                                    TEMPLETON GROWTH    TEMPLETON GROWTH       WANGER            WANGER
                                                      SECURITIES -        SECURITIES -      INTERNATIONAL     INTERNATIONAL
                                                        CLASS 1             CLASS 2            SELECT           SMALL CAP
                                                      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Income:
      Dividends                                     $     1,112,480     $       123,079    $       106,846    $       652,404
Expenses:
      Mortality and expense fees                          1,248,864             139,090             68,255            750,731
      Indexing (gain) loss                                    2,833                 308                192              3,543
                                                   -----------------   -----------------  -----------------  -----------------
Net investment income (loss)                               (139,217)            (16,319)            38,399           (101,870)
                                                   -----------------   -----------------  -----------------  -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares           275,875              78,779             16,567          5,564,901
      Realized gain distributions                               -                   -                  -                  -
                                                   -----------------   -----------------  -----------------  -----------------
      Realized gain (loss)                                  275,875              78,779             16,567          5,564,901
                                                   -----------------   -----------------  -----------------  -----------------

Change in unrealized appreciation (depreciation)
      during the year                                     6,323,686             735,585            707,760          5,412,315
                                                   -----------------   -----------------  -----------------  -----------------
Net increase (decrease) in net assets from
      operations                                    $     6,460,344     $       798,045    $       762,726    $    10,875,346
                                                   =================   =================  =================  =================


                                                        WANGER            WANGER U.S.
                                                        SELECT         SMALLER COMPANIES
                                                      SUBACCOUNT          SUBACCOUNT
                                                   -----------------   -----------------
Income:

      Dividends                                     $           -       $           -
Expenses:
      Mortality and expense fees                             87,066           1,163,178
      Indexing (gain) loss                                     (136)              1,141
                                                   -----------------   -----------------
Net investment income (loss)                                (86,930)         (1,164,319)
                                                   -----------------   -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares            64,643          14,555,834
      Realized gain distributions                           494,022                 -
                                                   -----------------   -----------------
      Realized gain (loss)                                  558,665          14,555,834
                                                   -----------------   -----------------

Change in unrealized appreciation (depreciation)
      during the year                                       138,455          (5,128,263)
                                                    -----------------   -----------------
Net increase (decrease) in net assets from
      operations                                    $       610,190     $     8,263,252
                                                   =================   =================



                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004


                                                      AIM V.I. CAPITAL APPRECIATION -        AIM V.I MID CAP CORE EQUITY -
                                                                   CLASS I                               CLASS I
                                                                 SUBACCOUNT                            SUBACCOUNT
                                                   -------------------------------------  ------------------------------------
                                                         2005                 2004              2005                2004
                                                         ----                 ----              ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)              $       (30,678)    $       (24,128)   $       (47,697)   $         2,927
          Realized gains (losses)                            22,159              (1,617)           202,636            260,853
          Unrealized appreciation (depreciation)
               during the year                              219,949             128,644            (13,087)          (600,516)
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets
      from operations                                       211,430             102,899            141,852           (336,736)
                                                   -----------------   -----------------  -----------------  -----------------

Contract transactions:
          Payments received from
               contract owners                              441,657             253,296             31,203            299,840
          Transfers between subaccounts
               (including fixed account), net               368,774             624,708            381,514          3,716,718
          Transfers for contract
               benefits and terminations                   (375,096)           (364,678)          (264,552)        (1,594,726)
          Contract maintenance charges                       (3,299)             (2,849)            (2,143)              (231)
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                            432,036             510,477            146,022          2,421,601

Increase (decrease) in amounts retained in
      PHLVIC Universal Life Separate Account, net               -                   -              251,142          4,002,009
                                                   -----------------   -----------------  -----------------  -----------------

          Total increase (decrease) in net assets           643,466             613,376            539,016          6,086,874

Net assets at beginning of period                         2,180,843           1,567,467          6,086,874                -
                                                   -----------------   -----------------  -----------------  -----------------
Net assets at end of period                         $     2,824,309     $     2,180,843    $     6,625,890    $     6,086,874
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                         AIM V.I. PREMIER EQUITY -           ALGER AMERICAN LEVERAGE ALLCAP -
                                                                   CLASS I                               CLASS O
                                                                 SUBACCOUNT                            SUBACCOUNT
                                                   -------------------------------------  ------------------------------------
                                                         2005                 2004              2005                2004
                                                         ----                 ----              ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)              $        (7,711)    $       (14,640)   $       (46,479)   $       (39,984)
          Realized gains (losses)                           (26,852)            (43,183)           234,742            (34,876)
          Unrealized appreciation (depreciation)
               during the year                              109,475             129,978            233,416            374,054
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets
      from operations                                        74,912              72,155            421,679            299,194
                                                   -----------------   -----------------  -----------------  -----------------

Contract transactions:
          Payments received from
               contract owners                              249,885             105,278            232,789            248,659
          Transfers between subaccounts
               (including fixed account), net              (229,014)           (163,405)          (366,332)          (539,228)
          Transfers for contract
               benefits and terminations                   (202,978)           (289,260)          (701,537)          (658,822)
          Contract maintenance charges                       (2,029)             (2,405)            (9,249)            (6,662)
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                           (184,136)           (349,792)          (844,329)          (956,053)

Increase (decrease) in amounts retained in
      PHLVIC Universal Life Separate Account, net               -                   -                  -                  -
                                                   -----------------   -----------------  -----------------  -----------------

          Total increase (decrease) in net assets          (109,224)           (277,637)          (422,650)          (656,859)

Net assets at beginning of period                         1,751,587           2,029,224          4,212,676          4,869,535
                                                   -----------------   -----------------  -----------------  -----------------
Net assets at end of period                         $     1,642,363     $     1,751,587    $     3,790,026    $     4,212,676
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                     FEDERATED FUND FOR U.S. GOVERNMENT   FEDERATED HIGH INCOME BOND FUND II -
                                                                SECURITIES II                        PRIMARY SHARES
                                                                 SUBACCOUNT                            SUBACCOUNT
                                                   -------------------------------------  ------------------------------------
                                                         2005                 2004              2005                2004
                                                         ----                 ----              ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)              $       541,281     $       704,275    $       318,950    $       510,555
          Realized gains (losses)                            16,715             198,263             52,330            (10,629)
          Unrealized appreciation (depreciation)
               during the year                             (421,300)           (392,665)          (289,916)          (105,179)
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets
      from operations                                       136,696             509,873             81,364            394,747
                                                   -----------------   -----------------  -----------------  -----------------

Contract transactions:
          Payments received from
               contract owners                            2,111,841           1,443,881            269,690            367,705
          Transfers between subaccounts
               (including fixed account), net             1,163,798             470,220          1,367,965         (3,108,740)
          Transfers for contract
               benefits and terminations                 (5,279,022)         (4,200,215)        (1,051,785)          (917,206)
          Contract maintenance charges                      (49,722)            (34,029)            (7,404)            (6,257)
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                         (2,053,105)         (2,320,143)           578,466         (3,664,498)

Increase (decrease) in amounts retained in
      PHLVIC Universal Life Separate Account, net               -                   -                  -                  -
                                                   -----------------   -----------------  -----------------  -----------------

          Total increase (decrease) in net assets        (1,916,409)         (1,810,270)           659,830         (3,269,751)

Net assets at beginning of period                        21,036,487          22,846,757          5,047,644          8,317,395
                                                   -----------------   -----------------  -----------------  -----------------
Net assets at end of period                         $    19,120,078     $    21,036,487    $     5,707,474    $     5,047,644
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                    FIDELITY VIP CONTRAFUND(R) - SERVICE   FIDELITY VIP GROWTH OPPORTUNITIES -
                                                                   CLASS                              SERVICE CLASS
                                                                 SUBACCOUNT                            SUBACCOUNT
                                                   -------------------------------------  ------------------------------------
                                                         2005                 2004              2005                2004
                                                         ----                 ----              ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)              $      (260,993)    $      (152,374)   $        (7,245)   $       (10,133)
          Realized gains (losses)                           830,814             380,170             23,924             59,332
          Unrealized appreciation (depreciation)
               during the year                            2,890,548           1,697,046             97,248             10,506
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets
      from operations                                     3,460,369           1,924,842            113,927             59,705
                                                   -----------------   -----------------  -----------------  -----------------

Contract transactions:
          Payments received from
               contract owners                              974,501           1,054,970            278,507            100,655
          Transfers between subaccounts
               (including fixed account), net             6,818,965           6,430,097            493,302           (347,012)
          Transfers for contract
               benefits and terminations                 (4,010,892)         (2,092,153)          (174,404)          (136,161)
          Contract maintenance charges                      (34,709)            (16,361)            (4,159)            (2,404)
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                          3,747,865           5,376,553            593,246           (384,922)

Increase (decrease) in amounts retained in
      PHLVIC Universal Life Separate Account, net               -                   -                  -                  -
                                                   -----------------   -----------------  -----------------  -----------------

          Total increase (decrease) in net assets         7,208,234           7,301,395            707,173           (325,217)

Net assets at beginning of period                        18,099,026          10,797,631          1,173,598          1,498,815
                                                   -----------------   -----------------  -----------------  -----------------
Net assets at end of period                         $    25,307,260     $    18,099,026    $     1,880,771    $     1,173,598
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                    FIDELITY VIP GROWTH - SERVICE CLASS        LAZARD RETIREMENT SMALL CAP
                                                                 SUBACCOUNT                            SUBACCOUNT
                                                   -------------------------------------  ------------------------------------
                                                         2005                 2004              2005                2004
                                                         ----                 ----              ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)              $       (53,294)    $       (78,926)   $       (45,089)   $           -
          Realized gains (losses)                           187,184            (149,345)           389,947                -
          Unrealized appreciation (depreciation)
               during the year                               87,803             317,348             90,946                -
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets
      from operations                                       221,693              89,077            435,804                -
                                                   -----------------   -----------------  -----------------  -----------------

Contract transactions:
          Payments received from
               contract owners                              371,559             646,092             14,474                -
          Transfers between subaccounts
               (including fixed account), net              (989,855)          1,157,206            296,482                -
          Transfers for contract
               benefits and terminations                 (1,024,727)         (1,360,734)           (82,219)               -
          Contract maintenance charges                      (14,152)             (9,611)            (1,044)               -
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                         (1,657,175)            432,953            227,693                -

Increase (decrease) in amounts retained in
      PHLVIC Universal Life Separate Account, net               -                   -            4,657,542                -
                                                   -----------------   -----------------  -----------------  -----------------

          Total increase (decrease) in net assets        (1,435,482)            522,030          5,321,039                -

Net assets at beginning of period                         7,157,213           6,635,183                -                  -
                                                   -----------------   -----------------  -----------------  -----------------
Net assets at end of period                         $     5,721,731     $     7,157,213    $     5,321,039    $           -
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                                                             LORD ABBETT GROWTH AND INCOME -
                                                   LORD ABBETT BOND-DEBENTURE - CLASS VC                CLASS VC
                                                                 SUBACCOUNT                            SUBACCOUNT
                                                   -------------------------------------  ------------------------------------
                                                         2005                 2004              2005                2004
                                                         ----                 ----              ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)              $       239,343     $           -      $        20,607    $           -
          Realized gains (losses)                            65,920                 -              574,605                -
          Unrealized appreciation (depreciation)
               during the year                             (100,883)                -              (32,688)               -
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets
      from operations                                       204,380                 -              562,524                -
                                                   -----------------   -----------------  -----------------  -----------------

Contract transactions:
          Payments received from
               contract owners                               89,100                 -              502,002                -
          Transfers between subaccounts
               (including fixed account), net             3,236,082                 -            9,458,605                -
          Transfers for contract
               benefits and terminations                   (236,187)                -             (677,204)               -
          Contract maintenance charges                       (2,373)                -               (4,749)               -
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                          3,086,622                 -            9,278,654                -

Increase (decrease) in amounts retained in
      PHLVIC Universal Life Separate Account, net         2,650,057                 -                  -                  -
                                                   -----------------   -----------------  -----------------  -----------------

          Total increase (decrease) in net assets         5,941,059                 -            9,841,178                -

Net assets at beginning of period                               -                   -                  -                  -
                                                   -----------------   -----------------  -----------------  -----------------
Net assets at end of period                         $     5,941,059     $           -      $     9,841,178    $           -
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)



                                                   LORD ABBETT MID-CAP VALUE - CLASS VC    MUTUAL SHARES SECURITIES - CLASS 2
                                                                 SUBACCOUNT                            SUBACCOUNT
                                                   -------------------------------------  ------------------------------------
                                                         2005                 2004              2005                2004
                                                         ----                 ----              ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)              $       (23,695)    $           -      $       (39,262)   $      (41,039)
          Realized gains (losses)                           381,926                 -               92,500            50,786
          Unrealized appreciation (depreciation)
               during the year                              215,729                 -              844,953           814,481
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets
      from operations                                       573,960                 -              898,191            824,228
                                                   -----------------   -----------------  -----------------  -----------------

Contract transactions:
          Payments received from
               contract owners                               98,931                 -              299,006            427,904
          Transfers between subaccounts
               (including fixed account), net             4,502,442                 -            2,839,674          1,271,837
          Transfers for contract
               benefits and terminations                   (512,152)                -           (1,659,274)        (1,307,290)
          Contract maintenance charges                       (2,888)                -              (13,790)            (7,057)
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                          4,086,333                 -            1,465,616            385,394

Increase (decrease) in amounts retained in
      PHLVIC Universal Life Separate Account, net         1,604,858                 -                  -                  -
                                                   -----------------   -----------------  -----------------  -----------------

          Total increase (decrease) in net assets         6,265,151                 -            2,363,807          1,209,622

Net assets at beginning of period                               -                   -            8,491,612          7,281,990
                                                   -----------------   -----------------  -----------------  -----------------
Net assets at end of period                         $     6,265,151     $           -      $    10,855,419    $     8,491,612
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)



                                                           PHOENIX MID-CAP GROWTH               PHOENIX STRATEGIC THEME
                                                                 SUBACCOUNT                            SUBACCOUNT
                                                   -------------------------------------  ------------------------------------
                                                         2005                 2004              2005                2004
                                                         ----                 ----              ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)              $      (109,956)    $      (142,994)   $      (200,405)   $      (282,613)
          Realized gains (losses)                          (628,683)         (2,368,853)        (1,286,488)        (2,101,927)
          Unrealized appreciation (depreciation)
               during the year                              922,249           2,945,725          1,210,672          2,959,213
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets
      from operations                                       183,610             433,878           (276,221)           574,673
                                                   -----------------   -----------------  -----------------  -----------------

Contract transactions:
          Payments received from
               contract owners                              287,252             393,016            442,577            734,217
          Transfers between subaccounts
               (including fixed account), net            (1,791,993)         (1,071,934)        (2,936,679)        (2,939,659)
          Transfers for contract
               benefits and terminations                 (1,519,150)         (1,808,475)        (3,517,483)        (4,223,460)
          Contract maintenance charges                      (19,486)            (20,158)           (32,975)           (35,468)
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                         (3,043,377)         (2,507,551)        (6,044,560)        (6,464,370)

Increase (decrease) in amounts retained in
      PHLVIC Universal Life Separate Account, net               -                   -                  -                  -
                                                   -----------------   -----------------  -----------------  -----------------

          Total increase (decrease) in net assets        (2,859,767)         (2,073,673)        (6,320,781)        (5,889,697)

Net assets at beginning of period                        10,607,179          12,680,852         20,165,175         26,054,872
                                                   -----------------   -----------------  -----------------  -----------------
Net assets at end of period                         $     7,747,412     $    10,607,179    $    13,844,394    $    20,165,175
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements


                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                      PHOENIX-ABERDEEN INTERNATIONAL               PHOENIX-AIM GROWTH
                                                                SUBACCOUNT                             SUBACCOUNT
                                                   -------------------------------------  ------------------------------------
                                                         2005                 2004              2005                2004
                                                         ----                 ----              ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)              $     1,371,080     $       820,627    $      (178,494)   $      (207,551)
          Realized gains (losses)                         2,964,661            (700,130)        (5,431,297)           434,496
          Unrealized appreciation (depreciation)
               during the year                            3,440,198           8,793,395          6,145,142              9,102
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets
      from operations                                     7,775,939           8,913,892            535,351            236,047
                                                   -----------------   -----------------  -----------------  -----------------

Contract transactions:
          Payments received from
               contract owners                              735,858             836,899            365,785            567,019
          Transfers between subaccounts
               (including fixed account), net            (1,191,521)           (781,341)        (1,617,133)        (1,279,804)
          Transfers for contract
               benefits and terminations                 (9,327,131)         (9,213,390)        (1,979,304)        (2,310,660)
          Contract maintenance charges                      (60,926)            (63,919)           (27,036)           (31,325)
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                         (9,843,720)         (9,221,751)        (3,257,688)        (3,054,770)

Increase (decrease) in amounts retained in
      PHLVIC Universal Life Separate Account, net        (8,780,742)          8,780,742         (6,175,915)           174,392
                                                   -----------------   -----------------  -----------------  -----------------

          Total increase (decrease) in net assets       (10,848,523)          8,472,883         (8,898,252)        (2,644,331)

Net assets at beginning of period                        62,541,038          54,068,155         16,663,446         19,307,777
                                                   -----------------   -----------------  -----------------  -----------------
Net assets at end of period                         $    51,692,515     $    62,541,038    $     7,765,194    $    16,663,446
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)

                                                       PHOENIX-ALGER SMALL-CAP GROWTH      PHOENIX-ALLIANCE/BERNSTEIN ENHANCED
                                                                 SUBACCOUNT                         INDEX SUBACCOUNT
                                                   -------------------------------------  ------------------------------------
                                                         2005                 2004              2005                2004
                                                         ----                 ----              ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)              $       (44,390)    $       (49,560)   $      (112,048)   $       (65,576)
          Realized gains (losses)                           379,979             (42,451)           352,455            115,353
          Unrealized appreciation (depreciation)
               during the year                             (196,521)              1,692             79,924          1,500,129
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets
      from operations                                       139,068             (90,319)           320,331          1,549,906
                                                   -----------------   -----------------  -----------------  -----------------

Contract transactions:
          Payments received from
               contract owners                              129,051             176,981            366,186            331,550
          Transfers between subaccounts
               (including fixed account), net               (59,932)         (2,153,862)        (1,712,424)         2,366,355
          Transfers for contract
               benefits and terminations                   (226,028)           (321,439)        (3,207,652)        (5,131,267)
          Contract maintenance charges                       (1,081)             (1,685)           (16,308)           (45,754)
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                           (157,990)         (2,300,005)        (4,570,198)        (2,479,116)

Increase (decrease) in amounts retained in
      PHLVIC Universal Life Separate Account, net           326,592           2,299,452                -                 -
                                                   -----------------   -----------------  -----------------  -----------------

          Total increase (decrease) in net assets           307,670             (90,872)        (4,249,867)          (929,210)

Net assets at beginning of period                         3,590,415           3,681,287         20,919,009         21,848,219
                                                   -----------------   -----------------  -----------------  -----------------
Net assets at end of period                         $     3,898,085     $     3,590,415    $    16,669,142    $    20,919,009
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)

                                                     PHOENIX-DUFF & PHELPS REAL ESTATE      PHOENIX-ENGEMANN CAPITAL GROWTH
                                                           SECURITIES SUBACCOUNT                      SUBACCOUNT
                                                   -------------------------------------  ------------------------------------
                                                         2005                 2004              2005                2004
                                                         ----                 ----              ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)              $       105,074     $       224,930    $    (2,438,348)   $    (1,172,790)
          Realized gains (losses)                         2,404,494           2,781,758         (6,254,143)        (9,265,767)
          Unrealized appreciation (depreciation)
               during the year                              335,843           2,453,531         11,638,438         18,633,042
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets
      from operations                                     2,845,411           5,460,219          2,945,947          8,194,485
                                                   -----------------   -----------------  -----------------  -----------------

Contract transactions:
          Payments received from
               contract owners                              812,154             774,523          3,076,057          4,517,862
          Transfers between subaccounts
               (including fixed account), net             1,291,029           1,988,825        (21,665,365)       (14,685,949)
          Transfers for contract
               benefits and terminations                 (3,718,222)         (3,992,726)       (36,945,029)       (41,998,324)
          Contract maintenance charges                      (26,838)            (29,756)          (326,047)          (414,283)
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                         (1,641,877)         (1,259,134)       (55,860,384)       (52,580,694)

Increase (decrease) in amounts retained in
      PHLVIC Universal Life Separate Account, net              -                   -            (2,947,821)         2,947,821
                                                   -----------------   -----------------  -----------------  -----------------

          Total increase (decrease) in net assets         1,203,534           4,201,085        (55,862,258)       (41,438,388)

Net assets at beginning of period                        22,486,795          18,285,710        241,380,219        282,818,607
                                                   -----------------   -----------------  -----------------  -----------------
Net assets at end of period                         $    23,690,329     $    22,486,795    $   185,517,961    $   241,380,219
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)

                                                    PHOENIX-ENGEMANN GROWTH AND INCOME     PHOENIX-ENGEMANN SMALL-CAP GROWTH
                                                                  SUBACCOUNT                           SUBACCOUNT
                                                   -------------------------------------  ------------------------------------
                                                         2005                 2004              2005                2004
                                                         ----                 ----              ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)              $       (85,696)    $         4,970    $       (43,828)   $       (60,517)
          Realized gains (losses)                         1,031,063             206,489           (379,505)          (723,642)
          Unrealized appreciation (depreciation)
               during the year                             (368,994)          1,597,231            643,675            978,750
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets
      from operations                                       576,373           1,808,690            220,342            194,591
                                                   -----------------   -----------------  -----------------  -----------------

Contract transactions:
          Payments received from
               contract owners                            1,012,354             997,721            121,055            179,348
          Transfers between subaccounts
               (including fixed account), net            (1,667,806)          2,627,850           (568,414)          (541,868)
          Transfers for contract
               benefits and terminations                 (4,260,915)         (4,388,818)          (586,813)          (789,428)
          Contract maintenance charges                      (25,711)            (22,379)            (3,979)            (4,176)
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                         (4,942,078)           (785,626)        (1,038,151)        (1,156,124)

Increase (decrease) in amounts retained in
      PHLVIC Universal Life Separate Account, net        (5,825,071)          5,825,071                -                 -
                                                   -----------------   -----------------  -----------------  -----------------

          Total increase (decrease) in net assets       (10,190,776)          6,848,135           (817,809)          (961,533)

Net assets at beginning of period                        27,258,269          20,410,134          3,974,184          4,935,717
                                                   -----------------   -----------------  -----------------  -----------------
Net assets at end of period                         $    17,067,493     $    27,258,269    $     3,156,375    $     3,974,184
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)

                                                   PHOENIX-ENGEMANN STRATEGIC ALLOCATION     PHOENIX-ENGEMANN VALUE EQUITY
                                                                SUBACCOUNT                           SUBACCOUNT
                                                   -------------------------------------  ------------------------------------
                                                         2005                 2004              2005                2004
                                                         ----                 ----              ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)              $     2,137,872     $     3,124,631    $       (20,111)   $       (57,646)
          Realized gains (losses)                         7,349,901           8,459,706            410,048           (558,158)
          Unrealized appreciation (depreciation)
               during the year                           (8,856,518)          1,924,706            167,582          2,565,801
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets
      from operations                                       631,255          13,509,043            557,519          1,949,997
                                                   -----------------   -----------------  -----------------  -----------------

Contract transactions:
          Payments received from
               contract owners                            2,548,588           2,739,950            737,764            637,751
          Transfers between subaccounts
               (including fixed account), net            (7,892,090)         (4,368,063)        (1,865,602)         2,695,849
          Transfers for contract
               benefits and terminations                (34,646,957)        (41,054,988)        (3,514,803)        (3,078,933)
          Contract maintenance charges                     (177,632)           (221,397)           (23,734)           (20,182)
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                        (40,168,091)        (42,904,498)        (4,666,375)           234,485

Increase (decrease) in amounts retained in
      PHLVIC Universal Life Separate Account, net              -                   -                  -                  -
                                                   -----------------   -----------------  -----------------  -----------------

          Total increase (decrease) in net assets       (39,536,836)        (29,395,455)        (4,108,856)         2,184,482

Net assets at beginning of period                       223,475,821         252,871,276         18,378,660         16,194,178
                                                   -----------------   -----------------  -----------------  -----------------
Net assets at end of period                         $   183,938,985     $   223,475,821    $    14,269,804    $    18,378,660
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)

                                                       PHOENIX-GOODWIN MONEY MARKET           PHOENIX-GOODWIN MULTI-SECTOR
                                                                SUBACCOUNT                        FIXED INCOME SUBACCOUNT
                                                   -------------------------------------  ------------------------------------
                                                         2005                 2004              2005                2004
                                                         ----                 ----              ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)              $       313,833     $      (158,269)   $     1,763,955    $     2,928,444
          Realized gains (losses)                              -                      3           (452,155)          (661,453)
          Unrealized appreciation (depreciation)
               during the year                                 -                     (3)        (1,115,930)           866,587
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets                                              -
      from operations                                       313,833            (158,269)           195,870          3,133,578
                                                   -----------------   -----------------  -----------------  -----------------

Contract transactions:
          Payments received from
               contract owners                            3,150,145           3,045,796          1,140,984          1,398,603
          Transfers between subaccounts
               (including fixed account), net             6,206,675            (678,650)        (1,407,061)         3,848,721
          Transfers for contract
               benefits and terminations                 (8,379,969)        (13,210,173)       (11,375,881)       (11,816,307)
          Contract maintenance charges                      (66,169)            (88,631)           (54,723)           (57,871)
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                            910,682         (10,931,658)       (11,696,681)        (6,626,854)

Increase (decrease) in amounts retained in
      PHLVIC Universal Life Separate Account, net              -                   -                  -                  -
                                                   -----------------   -----------------  -----------------  -----------------

          Total increase (decrease) in net assets         1,224,515         (11,089,927)       (11,500,811)        (3,493,276)

Net assets at beginning of period                        26,220,642          37,310,569         58,192,436         61,685,712
                                                   -----------------   -----------------  -----------------  -----------------
Net assets at end of period                         $    27,445,157     $    26,220,642    $    46,691,625    $    58,192,436
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)

                                                       PHOENIX-GOODWIN MULTI-SECTOR          PHOENIX-KAYNE RISING DIVIDENDS
                                                        SHORT TERM BOND SUBACCOUNT                     SUBACCOUNT
                                                   -------------------------------------  ------------------------------------
                                                         2005                 2004              2005                2004
                                                         ----                 ----              ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)              $        71,642     $        55,659    $        (1,356)   $         6,034
          Realized gains (losses)                            (2,795)             14,226             72,741               (969)
          Unrealized appreciation (depreciation)
               during the year                              (66,946)             12,994           (119,150)            61,542
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets
      from operations                                         1,901              82,879            (47,765)            66,607
                                                   -----------------   -----------------  -----------------  -----------------

Contract transactions:
          Payments received from
               contract owners                              126,259             315,128             92,750            313,543
          Transfers between subaccounts
               (including fixed account), net             1,607,879             799,015           (214,298)           974,276
          Transfers for contract
               benefits and terminations                   (410,511)         (1,090,337)          (312,714)          (211,527)
          Contract maintenance charges                         (977)             (1,306)            (2,035)              (988)
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                          1,322,650              22,500           (436,297)         1,075,304

Increase (decrease) in amounts retained in
      PHLVIC Universal Life Separate Account, net              -                   -               (12,625)            22,268
                                                   -----------------   -----------------  -----------------  -----------------

          Total increase (decrease) in net assets         1,324,551             105,379           (496,687)         1,164,179

Net assets at beginning of period                         2,086,809           1,981,430          2,861,617          1,697,438
                                                   -----------------   -----------------  -----------------  -----------------
Net assets at end of period                         $     3,411,360     $     2,086,809    $     2,364,930    $     2,861,617
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)

                                                      PHOENIX-KAYNE SMALL-CAP QUALITY         PHOENIX-LAZARD INTERNATIONAL
                                                             VALUE SUBACCOUNT                   EQUITY SELECT SUBACCOUNT
                                                   -------------------------------------  ------------------------------------
                                                         2005                 2004              2005                2004
                                                         ----                 ----              ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)              $         4,749     $        (2,047)   $         9,422    $            92
          Realized gains (losses)                           119,636              21,606             46,705            176,461
          Unrealized appreciation (depreciation)
               during the year                                5,509             185,274            392,732            173,164
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets
      from operations                                       129,894             204,833            448,859            349,717
                                                   -----------------   -----------------  -----------------  -----------------

Contract transactions:
          Payments received from
               contract owners                               97,058              70,964          1,038,824            601,318
          Transfers between subaccounts
               (including fixed account), net               328,549             791,692          3,231,272          1,254,854
          Transfers for contract
               benefits and terminations                   (267,049)            (78,282)          (558,483)          (262,650)
          Contract maintenance charges                       (1,906)               (625)            (4,833)            (2,286)
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                            156,652             783,749          3,706,780          1,591,236

Increase (decrease) in amounts retained in
      PHLVIC Universal Life Separate Account, net            57,355             143,953               -            (1,221,852)
                                                   -----------------   -----------------  -----------------  -----------------

          Total increase (decrease) in net assets           343,901           1,132,535          4,155,639            719,101

Net assets at beginning of period                         2,283,764           1,151,229          3,197,605          2,478,504
                                                   -----------------   -----------------  -----------------  -----------------
Net assets at end of period                         $     2,627,665     $     2,283,764    $     7,353,244    $     3,197,605
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)

                                                          PHOENIX-NORTHERN DOW 30         PHOENIX-NORTHERN NASDAQ-100 INDEX(R)
                                                                 SUBACCOUNT                            SUBACCOUNT
                                                   -------------------------------------  ------------------------------------
                                                         2005                 2004              2005                2004
                                                         ----                 ----              ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)              $        20,641     $        24,075    $       (51,189)   $       (41,839)
          Realized gains (losses)                          (146,449)            (19,271)          (450,298)          (287,550)
          Unrealized appreciation (depreciation)
               during the year                               62,360             185,791            443,915            655,948
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets
      from operations                                       (63,448)            190,595            (57,572)           326,559
                                                   -----------------   -----------------  -----------------  -----------------

Contract transactions:
          Payments received from
               contract owners                              275,824             293,418            108,473            450,463
          Transfers between subaccounts
               (including fixed account), net              (831,669)             62,925           (310,618)           162,422
          Transfers for contract
               benefits and terminations                 (1,469,728)         (1,453,611)          (495,910)          (478,253)
          Contract maintenance charges                      (10,362)             (9,538)            (9,381)            (5,717)
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                         (2,035,935)         (1,106,806)          (707,436)           128,915

Increase (decrease) in amounts retained in
      PHLVIC Universal Life Separate Account, net              -                   -                  -            (1,883,540)
                                                   -----------------   -----------------  -----------------  -----------------

          Total increase (decrease) in net assets        (2,099,383)           (916,211)          (765,008)        (1,428,066)

Net assets at beginning of period                         7,109,526           8,025,737          4,783,473          6,211,539
                                                   -----------------   -----------------  -----------------  -----------------
Net assets at end of period                         $     5,010,143     $     7,109,526    $     4,018,465    $     4,783,473
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)

                                                     PHOENIX-SANFORD BERNSTEIN MID-CAP     PHOENIX-SANFORD BERNSTEIN SMALL-CAP
                                                             VALUE SUBACCOUNT                     VALUE SUBACCOUNT
                                                   -------------------------------------  ------------------------------------
                                                         2005                 2004              2005                2004
                                                         ----                 ----              ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)              $      (250,215)    $      (209,261)   $      (138,258)   $      (129,390)
          Realized gains (losses)                         2,095,465           1,662,531            819,652          1,183,573
          Unrealized appreciation (depreciation)
               during the year                             (500,834)          1,850,424            (47,422)           878,280
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets
      from operations                                     1,344,416           3,303,694            633,972          1,932,463
                                                   -----------------   -----------------  -----------------  -----------------

Contract transactions:
          Payments received from
               contract owners                              730,755             753,816            253,910            542,038
          Transfers between subaccounts
               (including fixed account), net             1,230,681           2,809,248          1,725,521            546,297
          Transfers for contract
               benefits and terminations                 (3,224,262)         (2,865,403)        (1,890,702)        (1,568,205)
          Contract maintenance charges                      (23,392)            (19,481)           (11,352)            (8,046)
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                         (1,286,218)            678,180             77,377           (487,916)

Increase (decrease) in amounts retained in
      PHLVIC Universal Life Separate Account, net              -                   -                  -                  -
                                                   -----------------   -----------------  -----------------  -----------------

          Total increase (decrease) in net assets            58,198           3,981,874            711,349          1,444,547

Net assets at beginning of period                        21,232,259          17,250,385         10,771,537          9,326,990
                                                   -----------------   -----------------  -----------------  -----------------
Net assets at end of period                         $    21,290,457     $    21,232,259    $    11,482,886    $    10,771,537
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)

                                                        RYDEX VARIABLE TRUST JUNO              RYDEX VARIABLE TRUST NOVA
                                                                SUBACCOUNT                             SUBACCOUNT
                                                   -------------------------------------  ------------------------------------
                                                         2005                 2004              2005                2004
                                                         ----                 ----              ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)              $       (30,402)    $       (30,951)   $          (961)   $          (684)
          Realized gains (losses)                           (14,391)             26,317                 77                 78
          Unrealized appreciation (depreciation)
               during the year                              (80,833)           (209,029)             2,784              5,654
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets
      from operations                                      (125,626)           (213,663)             1,900              5,048
                                                   -----------------   -----------------  -----------------  -----------------

Contract transactions:
          Payments received from
               contract owners                              181,047             518,922             11,741             30,547
          Transfers between subaccounts
               (including fixed account), net               (48,977)            499,103               (187)            24,497
          Transfers for contract
               benefits and terminations                   (150,528)             (4,365)              (268)              (123)
          Contract maintenance charges                       (5,539)             (1,472)               (52)                (3)
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                            (23,997)          1,012,188             11,234             54,918

Increase (decrease) in amounts retained in
      PHLVIC Universal Life Separate Account, net              -                   -                  -                   -
                                                   -----------------   -----------------  -----------------  -----------------

          Total increase (decrease) in net assets          (149,623)            798,525             13,134             59,966

Net assets at beginning of period                         1,862,080           1,063,555             63,000              3,034
                                                   -----------------   -----------------  -----------------  -----------------
Net assets at end of period                         $     1,712,457     $     1,862,080    $        76,134    $        63,000
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)

                                                   RYDEX VARIABLE TRUST SECTOR ROTATION       SCUDDER VIT EQUITY 500 INDEX -
                                                                 SUBACCOUNT                        CLASS A SUBACCOUNT
                                                   -------------------------------------  ------------------------------------
                                                         2005                 2004              2005                2004
                                                         ----                 ----              ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)              $        (8,959)    $        (7,998)   $        18,770    $       (20,669)
          Realized gains (losses)                             6,233              52,759            356,492             97,340
          Unrealized appreciation (depreciation)
               during the year                               94,995                (987)          (118,692)           702,925
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets
      from operations                                        92,269              43,774            256,570            779,596
                                                   -----------------   -----------------  -----------------  -----------------

Contract transactions:
          Payments received from
               contract owners                               10,128              42,555            548,944            600,269
          Transfers between subaccounts
               (including fixed account), net               593,461              (2,991)           443,100          1,943,473
          Transfers for contract
               benefits and terminations                   (108,412)           (281,464)        (2,077,424)        (1,680,864)
          Contract maintenance charges                         (787)               (437)           (17,811)            (6,224)
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                            494,390            (242,337)        (1,103,191)           856,654

Increase (decrease) in amounts retained in
      PHLVIC Universal Life Separate Account, net              -                   -                  -                  -
                                                   -----------------   -----------------  -----------------  -----------------

          Total increase (decrease) in net assets           586,659            (198,563)          (846,621)         1,636,250

Net assets at beginning of period                           544,840             743,403          9,335,179          7,698,929
                                                   -----------------   -----------------  -----------------  -----------------
Net assets at end of period                         $     1,131,499     $       544,840    $     8,488,558    $     9,335,179
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)

                                                            TECHNOLOGY - CLASS I             TEMPLETON DEVELOPING MARKETS
                                                                SUBACCOUNT                SECURITIES - CLASS 1     SUBACCOUNT
                                                   -------------------------------------  ------------------------------------
                                                         2005                 2004              2005                2004
                                                         ----                 ----              ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)              $       (36,031)    $       (55,387)   $           537    $         4,245
          Realized gains (losses)                        (3,227,368)         (5,397,540)            45,864              7,391
          Unrealized appreciation (depreciation)
               during the year                            3,165,451           5,171,381            174,262            164,868
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets
      from operations                                       (97,948)           (281,546)           220,663            176,504
                                                   -----------------   -----------------  -----------------  -----------------

Contract transactions:
          Payments received from
               contract owners                              103,131             227,903              3,250              3,000
          Transfers between subaccounts
               (including fixed account), net              (450,299)           (934,555)           134,481             42,319
          Transfers for contract
               benefits and terminations                   (510,851)           (712,520)          (278,577)           (42,548)
          Contract maintenance charges                      (10,443)            (10,439)              (688)              (596)
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                           (868,462)         (1,429,611)          (141,534)             2,175

Increase (decrease) in amounts retained in
      PHLVIC Universal Life Separate Account, net              -                   -                  -                  -
                                                   -----------------   -----------------  -----------------  -----------------

          Total increase (decrease) in net assets          (966,410)         (1,711,157)            79,129            178,679

Net assets at beginning of period                         3,582,192           5,293,349            907,439            728,760
                                                   -----------------   -----------------  -----------------  -----------------
Net assets at end of period                         $     2,615,782     $     3,582,192    $       986,568    $       907,439
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)

                                                       TEMPLETON DEVELOPING MARKETS          TEMPLETON FOREIGN SECURITIES -
                                                      SECURITIES - CLASS 2 SUBACCOUNT              CLASS 1 SUBACCOUNT
                                                   -------------------------------------  ------------------------------------
                                                         2005                 2004              2005                2004
                                                         ----                 ----              ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)              $         1,458     $        10,573    $       (19,266)   $       (63,739)
          Realized gains (losses)                           (21,516)            (79,855)         1,041,787            726,091
          Unrealized appreciation (depreciation)
               during the year                              437,711             435,926          1,066,539          3,361,572
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets
      from operations                                       417,653             366,644          2,089,060          4,023,924
                                                   -----------------   -----------------  -----------------  -----------------

Contract transactions:
          Payments received from
               contract owners                               11,114              21,055             36,703             92,980
          Transfers between subaccounts
               (including fixed account), net              (105,377)            (61,367)          (492,923)          (178,413)
          Transfers for contract
               benefits and terminations                   (206,879)           (227,005)        (3,016,975)        (3,713,103)
          Contract maintenance charges                       (1,805)             (2,447)           (16,563)           (19,362)
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                           (302,947)           (269,764)        (3,489,758)        (3,817,898)

Increase (decrease) in amounts retained in
      PHLVIC Universal Life Separate Account, net              -                   -                  -                  -
                                                   -----------------   -----------------  -----------------  -----------------

          Total increase (decrease) in net assets           114,706              96,880         (1,400,698)           206,026

Net assets at beginning of period                         1,840,569           1,743,689         26,200,448         25,994,422
                                                   -----------------   -----------------  -----------------  -----------------
Net assets at end of period                         $     1,955,275     $     1,840,569    $    24,799,750    $    26,200,448
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)

                                                      TEMPLETON FOREIGN SECURITIES -      TEMPLETON GLOBAL ASSET ALLOCATION -
                                                            CLASS 2 SUBACCOUNT                    CLASS 1 SUBACCOUNT
                                                   -------------------------------------  ------------------------------------
                                                         2005                 2004              2005                2004
                                                         ----                 ----              ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)              $        (8,446)    $       (15,562)   $     1,047,759    $       662,656
          Realized gains (losses)                          (120,058)           (454,237)         1,481,039          2,374,757
          Unrealized appreciation (depreciation)
               during the year                              772,499           1,562,420         (1,594,205)         2,516,636
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets
      from operations                                       643,995           1,092,621            934,593          5,554,049
                                                   -----------------   -----------------  -----------------  -----------------

Contract transactions:
          Payments received from
               contract owners                              549,600             528,860            145,939            182,946
          Transfers between subaccounts
               (including fixed account), net               442,856             422,364            (98,773)           229,287
          Transfers for contract
               benefits and terminations                 (1,196,975)         (2,104,676)        (4,094,051)        (6,720,115)
          Contract maintenance charges                       (9,398)            (24,177)           (30,868)           (35,396)
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                           (213,917)         (1,177,629)        (4,077,753)        (6,343,278)

Increase (decrease) in amounts retained in
      PHLVIC Universal Life Separate Account, net              -                   -                  -                  -
                                                   -----------------   -----------------  -----------------  -----------------

          Total increase (decrease) in net assets           430,078             (85,008)        (3,143,160)          (789,229)

Net assets at beginning of period                         7,374,723           7,459,731         43,295,712         44,084,941
                                                   -----------------   -----------------  -----------------  -----------------
Net assets at end of period                         $     7,804,801     $     7,374,723    $    40,152,552    $    43,295,712
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)

                                                    TEMPLETON GLOBAL ASSET ALLOCATION -   TEMPLETON GLOBAL INCOME SECURITIES -
                                                             CLASS 2 SUBACCOUNT                   CLASS 1 SUBACCOUNT
                                                   -------------------------------------  ------------------------------------
                                                         2005                 2004              2005                2004
                                                         ----                 ----              ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)              $        61,504     $        46,944    $       248,462    $       505,706
          Realized gains (losses)                           (36,254)           (165,283)            39,077             44,209
          Unrealized appreciation (depreciation)
               during the year                               20,287             489,759           (511,090)            70,711
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets
      from operations                                        45,537             371,420           (223,551)           620,626
                                                   -----------------   -----------------  -----------------  -----------------

Contract transactions:
          Payments received from
               contract owners                               58,353              90,223             17,631              9,080
          Transfers between subaccounts
               (including fixed account), net              (142,466)           (115,771)           357,547           (165,380)
          Transfers for contract
               benefits and terminations                   (423,873)           (798,142)          (431,971)          (471,273)
          Contract maintenance charges                       (2,839)            (10,188)            (3,227)            (4,151)
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                           (510,825)           (833,878)           (60,020)          (631,724)

Increase (decrease) in amounts retained in
      PHLVIC Universal Life Separate Account, net              -                   -                  -                  -
                                                   -----------------   -----------------  -----------------  -----------------

          Total increase (decrease) in net assets          (465,288)           (462,458)          (283,571)           (11,098)

Net assets at beginning of period                         2,819,756           3,282,214          5,209,456          5,220,554
                                                   -----------------   -----------------  -----------------  -----------------
Net assets at end of period                         $     2,354,468     $     2,819,756    $     4,925,885    $     5,209,456
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)

                                                       TEMPLETON GROWTH SECURITIES -      TEMPLETON GROWTH SECURITIES - CLASS 2
                                                             CLASS 1 SUBACCOUNT                        SUBACCOUNT
                                                   -------------------------------------  ------------------------------------
                                                         2005                 2004              2005                2004
                                                         ----                 ----              ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)              $      (139,217)    $      (123,076)   $       (16,319)   $        (9,515)
          Realized gains (losses)                           275,875          (1,251,874)            78,779             44,586
          Unrealized appreciation (depreciation)
               during the year                            6,323,686          14,005,786            735,585          1,313,125
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets
      from operations                                     6,460,344          12,630,836            798,045          1,348,196
                                                   -----------------   -----------------  -----------------  -----------------
Contract transactions:
          Payments received from
               contract owners                              477,572             253,589            429,991            442,268
          Transfers between subaccounts
               (including fixed account), net            (1,503,849)            936,128          1,105,022            991,387
          Transfers for contract
               benefits and terminations                (11,962,429)        (13,150,969)        (2,126,981)        (1,279,582)
          Contract maintenance charges                      (61,130)            (68,443)           (16,838)           (13,320)
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                        (13,049,836)        (12,029,695)          (608,806)           140,753

Increase (decrease) in amounts retained in
      PHLVIC Universal Life Separate Account, net              -                   -                  -                  -
                                                   -----------------   -----------------  -----------------  -----------------

          Total increase (decrease) in net assets        (6,589,492)            601,141            189,239          1,488,949

Net assets at beginning of period                        95,644,403          95,043,262         10,850,529          9,361,580
                                                   -----------------   -----------------  -----------------  -----------------
Net assets at end of period                         $    89,054,911     $    95,644,403    $    11,039,768    $    10,850,529
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)

                                                        WANGER INTERNATIONAL SELECT          WANGER INTERNATIONAL SMALL CAP
                                                                SUBACCOUNT                             SUBACCOUNT
                                                   -------------------------------------  ------------------------------------
                                                         2005                 2004              2005                2004
                                                         ----                 ----              ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)              $        38,399     $       (39,419)   $      (101,870)   $      (326,891)
          Realized gains (losses)                            16,567             (11,629)         5,564,901          2,510,588
          Unrealized appreciation (depreciation)
               during the year                              707,760             916,551          5,412,315         12,688,303
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets
      from operations                                       762,726             865,503         10,875,346         14,872,000
                                                   -----------------   -----------------  -----------------  -----------------

Contract transactions:
          Payments received from
               contract owners                              168,349             191,656          1,085,755          1,241,367
          Transfers between subaccounts
               (including fixed account), net               732,510             445,561           (651,202)        (1,201,456)
          Transfers for contract
               benefits and terminations                   (675,984)           (429,658)       (12,207,673)       (11,258,094)
          Contract maintenance charges                       (8,708)             (9,285)           (64,708)           (61,876)
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                            216,167             198,274        (11,837,828)       (11,280,059)

Increase (decrease) in amounts retained in
      PHLVIC Universal Life Separate Account, net              -                   -                  -                  -
                                                   -----------------   -----------------  -----------------  -----------------

          Total increase (decrease) in net assets           978,893           1,063,777           (962,482)         3,591,941

Net assets at beginning of period                         4,901,049           3,837,272         62,137,460         58,545,519
                                                   -----------------   -----------------  -----------------  -----------------
Net assets at end of period                         $     5,879,942     $     4,901,049    $    61,174,978    $    62,137,460
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)

                                                               WANGER SELECT                  WANGER U.S. SMALLER COMPANIES
                                                                SUBACCOUNT                             SUBACCOUNT
                                                   -------------------------------------  ------------------------------------
                                                         2005                 2004              2005                2004
                                                         ----                 ----              ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)              $       (86,930)    $       (82,110)   $    (1,164,319)   $    (1,342,733)
          Realized gains (losses)                           558,665             211,740         14,555,834         12,007,798
          Unrealized appreciation (depreciation)
               during the year                              138,455             925,442         (5,128,263)         5,035,414
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets
      from operations                                       610,190           1,055,072          8,263,252         15,700,479
                                                   -----------------   -----------------  -----------------  -----------------

Contract transactions:
          Payments received from
               contract owners                              252,815             265,580          1,628,871          1,824,093
          Transfers between subaccounts
               (including fixed account), net               251,525             528,511         (2,867,604)        (4,129,915)
          Transfers for contract
               benefits and terminations                   (697,801)           (934,139)       (21,400,002)       (22,492,852)
          Contract maintenance charges                       (6,221)             (8,772)          (105,150)          (149,501)
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                           (199,682)           (148,820)       (22,743,885)       (24,948,175)

Increase (decrease) in amounts retained in
      PHLVIC Universal Life Separate Account, net              -                   -                  -                  -
                                                   -----------------   -----------------  -----------------  -----------------

          Total increase (decrease) in net assets           410,508             906,252        (14,480,633)        (9,247,696)

Net assets at beginning of period                         7,127,781           6,221,529        103,301,043        112,548,739
                                                   -----------------   -----------------  -----------------  -----------------
Net assets at end of period                         $     7,538,289     $     7,127,781    $    88,820,410    $   103,301,043
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION

The Phoenix Life Variable Accumulation Account (the "Separate Account"), is a separate investment account of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a wholly-owned subsidiary of The Phoenix Companies, Inc. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established June 21, 1982. The Separate Account currently consists of 54 subaccounts that invest in shares of an underlying fund. The underlying funds include The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Lazard Retirement Series, Lord Abbett Series Fund, Inc., The Rydex Variable Trust, Scudder Investments VIT Funds, The Universal Institutional Funds, Inc. and Wanger Advisors Trust (collectively, the "Funds").

The Separate Account invests in the following subaccounts:

   ---------------------------------------------------------------------------
   AIM V.I. Capital Appreciation Fund - Class I
   ---------------------------------------------------------------------------
   AIM V.I. Mid Cap Core Equity Fund - Class I
   ---------------------------------------------------------------------------
   AIM V.I. Premier Equity Fund - Class I
   ---------------------------------------------------------------------------
   Alger American Leveraged AllCap Portfolio - Class O
   ---------------------------------------------------------------------------
   Federated Fund for U.S. Government Securities II
   ---------------------------------------------------------------------------
   Federated High Income Bond Fund II - Primary Shares
   ---------------------------------------------------------------------------
   Fidelity VIP Contrafund(R) Portfolio - Service Class
   ---------------------------------------------------------------------------
   Fidelity VIP Growth Opportunities Portfolio - Service Class
   ---------------------------------------------------------------------------
   Fidelity VIP Growth Portfolio - Service Class
   ---------------------------------------------------------------------------
   Lazard Retirement Small Cap Portfolio
   ---------------------------------------------------------------------------
   Lord Abbett Bond-Debenture Portfolio - Class VC
   ---------------------------------------------------------------------------
   Lord Abbett Growth and Income Portfolio - Class VC
   ---------------------------------------------------------------------------
   Lord Abbett Mid-Cap Value Portfolio - Class VC
   ---------------------------------------------------------------------------
   Mutual Shares Securities Fund - Class 2 (included in Franklin Templeton Variable Insurance Product Trust funds)
   ---------------------------------------------------------------------------
   Phoenix Mid-Cap Growth Series
   ---------------------------------------------------------------------------
   Phoenix Strategic Theme Series
   ---------------------------------------------------------------------------
   Phoenix-Aberdeen International Series
   ---------------------------------------------------------------------------
   Phoenix-AIM Growth Series
   ---------------------------------------------------------------------------
   Phoenix-Alger Small-Cap Growth Series
   ---------------------------------------------------------------------------
   Phoenix-Alliance/Bernstein Enhanced Index Series
   ---------------------------------------------------------------------------
   Phoenix-Duff & Phelps Real Estate Securities Series
   ---------------------------------------------------------------------------
   Phoenix-Engemann Capital Growth Series
   ---------------------------------------------------------------------------
   Phoenix-Engemann Growth and Income Series
   ---------------------------------------------------------------------------
   Phoenix-Engemann Small-Cap Growth Series
   ---------------------------------------------------------------------------
   Phoenix-Engemann Strategic Allocation Series
   ---------------------------------------------------------------------------
   Phoenix-Engemann Value Equity Series
   ---------------------------------------------------------------------------
   Phoenix-Goodwin Money Market Series
   ---------------------------------------------------------------------------
   Phoenix-Goodwin Multi-Sector Fixed Income Series
   ---------------------------------------------------------------------------
   Phoenix-Goodwin Multi-Sector Short Term Bond Series
   ---------------------------------------------------------------------------
   Phoenix-Kayne Rising Dividends Series
   ---------------------------------------------------------------------------
   Phoenix-Kayne Small-Cap Quality Value Series
   ---------------------------------------------------------------------------
   Phoenix-Lazard International Equity Select Series
   ---------------------------------------------------------------------------
   Phoenix-Northern Dow 30 Series
   ---------------------------------------------------------------------------
   Phoenix-Northern Nasdaq-100 Index(R) Series
   ---------------------------------------------------------------------------
   Phoenix-Sanford Bernstein Mid-Cap Value Series
   ---------------------------------------------------------------------------
   Phoenix-Sanford Bernstein Small-Cap Value Series
   ---------------------------------------------------------------------------
   Rydex Variable Trust Juno Fund
   ---------------------------------------------------------------------------
   Rydex Variable Trust Nova Fund
   ---------------------------------------------------------------------------

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

   ---------------------------------------------------------------------------
   Rydex Variable Trust Sector Rotation Fund
   ---------------------------------------------------------------------------
   Scudder VIT Equity 500 Index Fund- Class A
   ---------------------------------------------------------------------------
   Technology Portfolio - Class I (included in Universal Institutional
   Funds, Inc funds)
   ---------------------------------------------------------------------------
   Templeton Developing Markets Securities Fund - Class 1
   ---------------------------------------------------------------------------
   Templeton Developing Markets Securities Fund - Class 2
   ---------------------------------------------------------------------------
   Templeton Foreign Securities Fund - Class 1
   ---------------------------------------------------------------------------
   Templeton Foreign Securities Fund - Class 2
   ---------------------------------------------------------------------------
   Templeton Global Asset Allocation Fund - Class 1
   ---------------------------------------------------------------------------
   Templeton Global Asset Allocation Fund - Class 2
   ---------------------------------------------------------------------------
   Templeton Global Income Securities Fund - Class 1
   ---------------------------------------------------------------------------
   Templeton Growth Securities Fund - Class 1
   ---------------------------------------------------------------------------
   Templeton Growth Securities Fund - Class 2
   ---------------------------------------------------------------------------
   Wanger International Select
   ---------------------------------------------------------------------------
   Wanger International Small Cap
   ---------------------------------------------------------------------------
   Wanger Select
   ---------------------------------------------------------------------------
   Wanger U.S. Smaller Companies
   ---------------------------------------------------------------------------


Additionally, policy owners also may direct the allocation of their investments between the Separate Account and the Guaranteed Interest Account.

The financial statements are presented at a total aggregate separate account level and not at the individual product level as was the case in previous years.

Comparative year information for the year ended December 31, 2004 and prior year financial highlight data (December 31, 2001 through December 31, 2004) have been reformatted to be consistent with the current year presentation.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies of the Separate Account, which are in accordance with accounting principles generally accepted in the United States of America in the investment company industry:

A. VALUATION OF INVESTMENTS: Investments are made exclusively in the Funds and are valued at the reported net asset values per share of the respective subaccounts.

B. INVESTMENT TRANSACTIONS AND RELATED INCOME: Investment transactions are recorded on the trade date. Realized gains and losses on the sales of shares of the Funds are computed on the basis of the identified cost of the share sold. Dividend income and gains from investments are recorded on the ex-distribution date.

C. INCOME TAXES: The Separate Account is not a separate entity from Phoenix, and under current federal income tax law, income arising from the Separate Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

D. USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.

E. DISTRIBUTIONS: Distributions from the Funds are recorded by each subaccount on the ex-dividend date.

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF INVESTMENTS

      The cost of purchases and proceeds from sales of investments for the period ended December 31, 2005 were as follows:


SUBACCOUNT                                                             PURCHASES                       SALES
----------                                                             ---------                       -----
      AIM V.I. Capital Appreciation Fund - Class I                   $   1,249,930                 $    850,791
      AIM V.I. Mid Cap Core Equity Fund - Class I                          837,012                      539,363
      AIM V.I. Premier Equity Fund - Class I                               408,021                      601,516
      Alger American Leveraged AllCap Portfolio - Class O                  631,307                    1,526,586
      Federated Fund for U.S. Government Securities II                   6,638,751                    8,173,303
      Federated High Income Bond Fund II - Primary Shares                3,318,278                    2,426,186
      Fidelity VIP Contrafund(R) Portfolio - Service Class              10,605,505                    7,134,329
      Fidelity VIP Growth Opportunities Portfolio - Service Class        1,009,867                      425,012
      Fidelity VIP Growth Portfolio - Service Class                        782,255                    2,500,182
      Lazard Retirement Small Cap Portfolio                              5,305,201                      209,033
      Lord Abbett Bond-Debenture Portfolio - Class VC                    6,491,654                      467,189
      Lord Abbett Growth and Income Portfolio - Class VC                10,901,654                    1,027,443
      Lord Abbett Mid-Cap Value Portfolio - Class VC                     6,886,101                      949,298
      Mutual Shares Securities Fund - Class 2                            3,540,663                    2,090,778
      Phoenix Mid-Cap Growth Series                                        656,905                    3,821,128
      Phoenix Strategic Theme Series                                     1,063,250                    7,329,180
      Phoenix-Aberdeen International Series                              4,404,245                   22,677,865
      Phoenix-AIM Growth Series                                            550,993                   10,579,255
      Phoenix-Alger Small-Cap Growth Series                                753,114                      638,498
      Phoenix-Alliance/Bernstein Enhanced Index Series                   1,485,785                    6,197,574
      Phoenix-Duff & Phelps Real Estate Securities Series                5,960,577                    6,360,293
      Phoenix-Engemann Capital Growth Series                             3,177,321                   64,686,848
      Phoenix-Engemann Growth and Income Series                          4,407,145                   15,388,469
      Phoenix-Engemann Small-Cap Growth Series                             797,782                    1,883,858
      Phoenix-Engemann Strategic Allocation Series                      12,653,735                   45,809,956
      Phoenix-Engemann Value Equity Series                               1,153,291                    5,858,458
      Phoenix-Goodwin Money Market Series                               20,832,925                   19,638,622
      Phoenix-Goodwin Multi-Sector Fixed Income Series                   5,936,691                   15,929,017
      Phoenix-Goodwin Multi-Sector Short Term Bond Series                2,008,219                      616,212
      Phoenix-Kayne Rising Dividends Series                                581,428                    1,005,341
      Phoenix-Kayne Small-Cap Quality Value Series                         903,447                      651,847
      Phoenix-Lazard International Equity Select Series                  4,700,764                      953,949
      Phoenix-Northern Dow 30 Series                                       586,853                    2,609,533
      Phoenix-Northern Nasdaq-100 Index(R) Series                          701,693                    1,465,184
      Phoenix-Sanford Bernstein Mid-Cap Value Series                     5,531,099                    5,551,589
      Phoenix-Sanford Bernstein Small-Cap Value Series                   3,784,567                    3,229,086
      Rydex Variable Trust Juno Fund                                       240,228                      297,214
      Rydex Variable Trust Nova Fund                                        12,140                        1,948
      Rydex Variable Trust Sector Rotation Fund                            636,343                      151,430
      Scudder VIT Equity 500 Index Fund - Class A                        3,017,032                    4,111,262
      Technology Portfolio - Class I                                       374,316                    1,282,623
      Templeton Developing Markets Securities Fund - Class 1               160,623                      302,636
      Templeton Developing Markets Securities Fund - Class 2                38,740                      341,989
      Templeton Foreign Securities Fund - Class 1                          460,259                    3,998,674
      Templeton Foreign Securities Fund - Class 2                        1,560,384                    1,790,288
      Templeton Global Asset Allocation Fund - Class 1                   2,024,348                    5,102,408
      Templeton Global Asset Allocation Fund - Class 2                     169,940                      622,117
      Templeton Global Income Securities Fund - Class 1                    754,404                      571,760
      Templeton Growth Securities Fund - Class 1                         2,499,309                   15,795,139
      Templeton Growth Securities Fund - Class 2                         2,187,691                    2,823,747

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

Note 3--Purchases and Proceeds from Sales of Investments (Continued)


      Wanger International Select                                    $   1,587,085                 $  1,337,325
      Wanger International Small Cap                                     3,904,819                   15,906,628
      Wanger Select                                                      1,457,085                    1,256,816
      Wanger U.S. Smaller Companies                                      3,259,427                   27,273,215
                                                                     --------------               --------------
                                                                     $ 165,582,201                $ 354,769,990
                                                                     ==============              ===============

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--CHANGES IN UNITS OUTSTANDING


                                                 -----------------------------------------------------------------------------------
The changes in units outstanding were as follows:     For period ended December 31, 2005       For period ended December 31, 2004

                                                           UNITS       UNITS      NET INCREASE   UNITS        UNITS     NET INCREASE
                                                           -----       -----      ------------   -----        -----     ------------
SUBACCOUNT                                                 ISSUED     REDEEMED     (DECREASE)    ISSUED      REDEEMED    (DECREASE)
----------                                                 ------     --------     ----------    ------      --------    ----------
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Class I             1,359,774     (906,166)      453,608   1,232,731     (691,515)     541,216
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund - Class I                618,842     (472,326)      146,516   6,000,932      (12,622)   5,988,310
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund - Class I                     443,667     (673,303)     (229,636)    385,753     (819,528)    (433,775)
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio - Class O        962,335   (2,376,982)   (1,414,647)  1,609,351   (3,321,211)  (1,711,860)
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II         4,872,246   (6,511,250)   (1,639,004)  5,012,740   (6,650,577)  (1,637,837)
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary Shares      2,445,765   (1,959,803)      485,962   1,454,868   (4,713,776)  (3,258,908)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio -
Service Class                                            9,800,257   (5,799,685)    4,000,572   8,495,294   (3,564,129)   4,931,165
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio -
Service Class                                            1,177,263     (544,377)      632,886     465,433     (820,743)    (355,310)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio - Service Class            1,200,128   (3,831,002)   (2,630,874)  4,676,059   (4,317,248)     358,811
------------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio                    5,019,112     (150,659)    4,868,453           -            -          -
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio - Class VC          6,236,639     (419,803)    5,816,836           -            -          -
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio - Class VC      10,330,562     (943,753)    9,386,809           -            -          -
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio - Class VC           6,643,607     (853,476)    5,790,131           -            -          -
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund - Class 2                  2,311,625   (1,344,740)      966,885   1,738,278   (1,411,089)     327,189
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                              573,223   (3,026,294)   (2,453,071)  1,420,848   (3,573,547)  (2,152,699)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Theme Series                             814,406   (5,256,578)   (4,442,172)  1,155,688   (5,756,595)  (4,600,907)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                    1,202,369   (9,586,429)   (8,384,060)  5,942,920   (6,854,847)    (911,927)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                                  953,474  (16,537,331)  (15,583,857)  2,094,020   (7,542,899)  (5,448,879)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                      271,250     (386,421)     (115,171)    758,271     (837,595)     (79,324)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series         1,278,119   (5,401,210)   (4,123,091)  3,630,730   (5,699,817)  (2,069,087)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series      1,536,526   (1,706,487)     (169,961)  2,115,683   (2,290,060)    (174,377)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                     875,459  (15,790,248)  (14,914,789)  2,639,889  (12,460,438)  (9,820,549)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series                3,651,238  (12,591,577)   (8,940,339) 10,272,668   (5,962,958)   4,309,710
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series                 1,178,280   (2,728,004)   (1,549,724)  2,201,098   (4,301,743)  (2,100,645)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series               761,410   (8,481,875)   (7,720,465)  1,428,712   (8,834,265)  (7,405,553)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                       780,634   (4,112,995)   (3,332,361)  4,264,584   (3,800,128)     464,456
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                     14,082,866  (10,483,007)    3,599,859  11,981,267  (17,052,050)  (5,070,783)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series         1,338,421   (3,924,748)   (2,586,327)  4,816,696   (5,099,268)    (282,572)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series      1,831,458     (566,887)    1,264,571   3,311,952   (3,265,676)      46,276
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                      462,026     (840,861)     (378,835)  1,406,294     (470,037)     936,257
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series               531,801     (426,976)      104,825     834,837     (257,549)     577,288
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series        3,256,496     (633,145)    2,623,351   1,641,325   (1,379,341)     261,984
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                             516,077   (2,668,457)   (2,152,380)  1,297,337   (2,532,995)  (1,235,658)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series              1,664,770   (2,820,438)   (1,155,668)  4,405,613  (10,104,924)  (5,699,311)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series           2,629,072   (3,436,591)     (807,519)  3,803,548   (3,238,248)     565,300
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series         1,803,450   (1,747,942)       55,508   2,765,486   (2,975,451)    (209,965)
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                             278,096     (304,058)      (25,962)  1,269,233     (261,428)   1,007,805
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                               8,852         (502)        8,350      44,113         (449)      43,664
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                  473,662     (106,330)      367,332     262,683     (474,907)    (212,224)
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund - Class A              2,600,210   (3,586,822)     (986,612)  3,378,180   (2,518,882)     859,298
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio - Class I                           1,280,152   (4,538,722)   (3,258,570)  3,445,559   (8,738,709)  (5,293,150)
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund - Class 1     165,804     (298,693)     (132,889)    145,677     (134,783)      10,894
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund - Class 2      16,666     (343,219)     (326,553)     35,393     (381,559)    (346,166)
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund - Class 1                 55,830   (1,347,857)   (1,292,027)    346,168   (1,951,959)  (1,605,791)
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund - Class 2              1,146,552   (1,289,102)     (142,550)  1,413,779   (2,363,500)    (949,721)
------------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund - Class 1           102,257   (1,088,646)     (986,389)    340,503   (2,053,826)  (1,713,323)
------------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund - Class 2            46,155     (360,539)     (314,384)     80,890     (637,587)    (556,697)
------------------------------------------------------------------------------------------------------------------------------------

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

Note 4--Changes in Units Outstanding (Continued)


                                                 -----------------------------------------------------------------------------------
The changes in units outstanding were as follows:     For period ended December 31, 2005       For period ended December 31, 2004

                                                           UNITS       UNITS      NET INCREASE   UNITS        UNITS     NET INCREASE
                                                           -----       -----      ------------   -----        -----     ------------
SUBACCOUNT                                                 ISSUED     REDEEMED     (DECREASE)    ISSUED      REDEEMED    (DECREASE)
----------                                                 ------     --------     ----------    ------      --------    ----------
------------------------------------------------------------------------------------------------------------------------------------
Templeton Global Income Securities Fund - Class 1          157,206     (179,895)      (22,689)     79,027     (328,779)    (249,752)
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund - Class 1                 315,179   (3,262,167)   (2,946,988)    981,731   (4,037,037)  (3,055,306)
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund - Class 2               1,338,824   (1,660,382)     (321,558)  1,534,493   (1,382,542)     151,951
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                822,303     (686,441)      135,862     742,165     (585,909)     156,256
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                           1,190,937   (3,972,067)   (2,781,130)  1,603,798   (4,936,892)  (3,333,094)
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                              503,751     (584,774)      (81,023)    959,490   (1,002,432)    (42,942)
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                            1,368,068   (7,428,985)   (6,060,917)  2,077,901   (9,454,816)  (7,376,915)
------------------------------------------------------------------------------------------------------------------------------------

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS

A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios (excluding expenses of the underlying fund) and total return ratios for each of the five years in the periods ended December 31, 2005, 2004, 2003, 2002 and 2001 follows:

                              At December 31,                                          For the periods ended December 31,
             -----------------------------------------------------   ---------------------------------------------------------------
                                   Unit                      Net       Investment           Expense                    Total
                Units             Value                     Assets       Income             Ratio (2)                 Return (3)
               (000's)        (Lowest to Highest)          (000's)      Ratio (1)      (Lowest to Highest)      (Lowest to Highest)
             -----------------------------------------------------   ---------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Class I

    2005            2,807        0.94 to        1.13        2,824          0.07%        0.90% to     1.80%     (0.93%)to      7.86%
    2004            2,353        0.87 to        1.05        2,181              -        0.90% to     1.80%      4.71% to      5.67%
    2003            1,812        0.83 to        0.99        1,568              -        0.90% to     1.80%      1.40% to     33.13%
    2002              787        0.65 to        0.77          523              -        0.90% to     1.80%    (25.42%)to      0.76%
    2001(24)          149        0.86 to        0.93          130              -        0.90% to     1.40%    (13.52%)to      3.21%

AIM V.I. Mid Cap Core Equity Fund - Class I

    2005            6,135        1.07 to        1.08        6,626          0.53%        0.90% to     1.80%      5.69% to      6.65%
    2004(32)        5,988        1.02 to        1.02        6,087          2.30%        0.90% to     1.80%      1.84% to      1.91%
    2003                -           - to           -            -              -            - to         -          - to          -
    2002                -           - to           -            -              -            - to         -          - to          -
    2001                -           - to           -            -              -            - to         -          - to          -

AIM V.I. Premier Equity Fund - Class I

    2005            1,800        0.83 to        0.99        1,642          0.82%        0.90% to     1.80%      3.76% to      4.71%
    2004            2,030        0.80 to        0.95        1,752          0.43%        0.90% to     1.80%      3.87% to      9.10%
    2003            2,463        0.76 to        0.91        2,029          0.28%        0.90% to     1.80%     11.44% to     23.95%
    2002            3,073        0.62 to        0.73        2,048          0.39%        0.90% to     1.40%    (31.24%)to     (2.11%)
    2001(25)        1,640        0.89 to        0.97        1,583          0.54%        0.90% to     1.40%    (10.85%)to      2.74%

Alger American Leveraged AllCap Portfolio - Class O

    2005            5,217        0.65 to        1.30        3,790              -        0.90% to     1.80%     12.39% to     13.42%
    2004            6,658        0.58 to        1.15        4,213              -        0.90% to     1.80%      1.32% to      7.21%
    2003            8,370        0.54 to        0.94        4,868              -        0.90% to     1.80%      8.23% to     33.51%
    2002            6,412        0.40 to        0.70        2,802          0.01%        0.90% to     1.65%    (34.82%)to    (13.02%)
    2001(8)         4,824        0.62 to        0.92        3,180              -        0.90% to    1.375%    (18.06%)to     (8.14%)

Federated Fund for U.S. Government Securities II

    2005           15,806        1.00 to        1.32       19,120          3.99%        0.50% to     1.80%     (0.01%)to      1.52%
    2004           17,445        1.08 to        1.31       21,036          4.48%        0.50% to     1.80%      1.75% to      3.09%
    2003           19,082        1.04 to        1.28       22,848          3.86%        0.50% to     1.80%     (0.03%)to      1.44%
    2002           24,070        1.06 to        1.26       29,241          2.51%        0.90% to     1.80%      2.47% to      8.07%
    2001(13)       10,673        1.03 to        1.17       12,192          2.80%        0.90% to     1.40%      3.47% to      5.96%

Federated High Income Bond Fund II - Primary Shares

    2005            4,605        1.20 to        1.34        5,707          7.39%       0.90% to     1.80%       0.82% to      1.74%
    2004            4,119        1.19 to        1.32        5,048          9.62%       0.90% to     1.80%       8.47% to      9.47%
    2003            7,378        1.09 to        1.21        8,317          6.15%       0.90% to     1.80%      20.02% to     21.12%
    2002            4,412        0.90 to        1.00        7,015         11.59%       0.90% to     1.80%      (1.83%)to      2.99%
    2001(23)        3,847        0.90 to        0.99        3,517          9.08%       0.90% to    1.375%      (2.45%)to      0.36%

Fidelity VIP Contrafund(R) Portfolio - Service Class

    2005           20,609        1.19 to        1.49       25,307          0.17%       0.90% to     1.80%      14.75% to     15.80%
    2004           16,608        1.03 to        1.29       18,099          0.22%       0.90% to     1.80%      11.45% to     14.30%
    2003           11,677        0.91 to        1.13       10,797          0.32%       0.90% to     1.80%      26.04% to     27.20%
    2002            9,515        0.72 to        0.90        6,870          0.46%       0.90% to     1.80%     (10.67%)to     (0.63%)
    2001(12)        4,249        0.80 to        0.94        3,429          0.44%       0.90% to    1.375%     (13.57%)to     (6.26%)


                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                              At December 31,                                          For the periods ended December 31,
             -----------------------------------------------------   ---------------------------------------------------------------
                                   Unit                      Net       Investment           Expense                    Total
                Units             Value                     Assets       Income             Ratio (2)                 Return (3)
               (000's)        (Lowest to Highest)          (000's)      Ratio (1)      (Lowest to Highest)      (Lowest to Highest)
             -----------------------------------------------------   ---------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio - Service Class

    2005            2,134        0.79 to        1.15        1,881          0.70%        0.90% to    1.80%      (1.09%)to      7.89%
    2004            1,501        0.73 to        1.07        1,174          0.54%        0.90% to    1.80%      (0.92%)to      6.10%
    2003            1,857        0.70 to        1.01        1,499          0.53%        0.90% to    1.80%      10.07% to     30.86%
    2002            1,429        0.54 to        0.79          804          0.79%        0.90% to    1.40%     (23.01%)to     (1.79%)
    2001(8)         1,118        0.70 to        0.94          804          0.18%        0.90% to    1.40%     (15.91%)to      6.00%

Fidelity VIP Growth Portfolio - Service Class

    2005            7,833        0.66 to        1.00        5,722          0.42%        0.90% to    1.80%       3.78% to      4.73%
    2004           10,464        0.63 to        0.95        7,157          0.16%        0.90% to    1.80%       1.40% to      2.33%
    2003           10,105        0.62 to        0.93        6,636          0.18%        0.90% to    1.80%       1.62% to     31.59%
    2002            9,253        0.47 to        0.71        4,493          0.11%        0.90% to    1.80%     (31.18%)to     (0.97%)
    2001(7)         5,707        0.69 to        0.92        3,964              -        0.90% to    1.40%     (21.09%)to     (7.24%)

Lazard Retirement Small Cap Portfolio

    2005(34)        4,868        1.09 to        1.09        5,321              -        1.00% to    1.80%       9.31% to     11.83%
    2004                -           - to           -            -              -            - to        -           - to          -
    2003                -           - to           -            -              -            - to        -           - to          -
    2002                -           - to           -            -              -            - to        -           - to          -
    2001                -           - to           -            -              -            - to        -           - to          -

Lord Abbett Bond-Debenture Portfolio - Class VC

    2005(34)        5,817        1.02 to        1.02        5,941          7.84%        0.90% to    1.80%       2.16% to      4.69%
    2004                -           - to           -            -              -            - to        -           - to          -
    2003                -           - to           -            -              -            - to        -           - to          -
    2002                -           - to           -            -              -            - to        -           - to          -
    2001                -           - to           -            -              -            - to        -           - to          -

Lord Abbett Growth and Income Portfolio - Class VC

    2005(34)        9,387        1.04 to        1.05        9,841          1.67%        0.90% to    1.80%      (0.69%)to      8.58%
    2004                -           - to           -            -              -            - to        -           - to          -
    2003                -           - to           -            -              -            - to        -           - to          -
    2002                -           - to           -            -              -            - to        -           - to          -
    2001                -           - to           -            -              -            - to        -           - to          -

Lord Abbett Mid-Cap Value Portfolio - Class VC

    2005(33)        5,790        1.08 to        1.09        6,265          0.69%        0.90% to    1.80%       8.22% to     13.50%
    2004                -           - to           -            -              -            - to        -           - to          -
    2003                -           - to           -            -              -            - to        -           - to          -
    2002                -           - to           -            -              -            - to        -           - to          -
    2001                -           - to           -            -              -            - to        -           - to          -

Mutual Shares Securities Fund - Class 2

    2005            6,886        1.29 to        1.68       10,855          0.88%        0.90% to    1.80%       8.57% to      9.56%
    2004            5,919        1.19 to        1.54        8,492          0.76%        0.90% to    1.80%       8.77% to     11.62%
    2003            5,592        1.07 to        1.38        7,282          1.04%        0.90% to    1.80%      22.90% to     24.02%
    2002            5,282        0.87 to        1.12        5,692          0.96%        0.90% to    1.80%     (15.90%)to     (0.26%)
    2001(4)         3,904        0.99 to        1.29        4,921          1.72%        0.90% to    1.40%      (0.86%)to      5.70%

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                              At December 31,                                          For the periods ended December 31,
             -----------------------------------------------------   ---------------------------------------------------------------
                                   Unit                      Net       Investment           Expense                    Total
                Units             Value                     Assets       Income             Ratio (2)                 Return (3)
               (000's)        (Lowest to Highest)          (000's)      Ratio (1)      (Lowest to Highest)      (Lowest to Highest)
             -----------------------------------------------------   ---------------------------------------------------------------

Phoenix Mid-Cap Growth Series

    2005            6,358        0.72 to        1.32        7,747              -        0.90% to    1.80%       2.31% to      3.24%
    2004            8,811        0.70 to        1.29       10,607              -        0.90% to    1.80%       4.80% to      5.76%
    2003           10,964        0.66 to        1.22       12,681              -        0.90% to    1.80%      26.52% to     27.68%
    2002           12,955        0.52 to        0.96       11,874              -        0.90% to    1.80%     (33.45%)to     (0.02%)
    2001(12)       14,407        0.78 to        1.44       20,143              -        0.90% to    1.40%     (26.32%)to    (10.65%)

Phoenix Strategic Theme Series

    2005            9,845        0.63 to        1.60       13,844              -        0.90% to    1.40%      (0.23%)to      0.27%
    2004           14,287        0.63 to        1.59       20,165              -        0.90% to    1.40%       3.96% to      4.49%
    2003           18,888        0.60 to        1.53       26,055              -        0.90% to    1.40%      35.34% to     36.03%
    2002           21,709        0.44 to        1.12       22,303              -        0.90% to    1.40%     (35.89%)to     (5.36%)
    2001(5)        30,008        0.68 to        1.75       49,249              -        0.90% to    1.40%     (31.69%)to     (1.09%)

Phoenix-Aberdeen International Series

    2005           21,108        1.17 to        2.82       51,693          3.63%        0.90% to    1.80%      16.44% to     17.51%
    2004           29,492        0.99 to        2.40       62,541          2.81%        0.90% to    1.80%      18.61% to     19.70%
    2003           30,404        0.83 to        2.01       54,069          1.92%        0.90% to    1.80%      23.54% to     30.68%
    2002           33,446        0.63 to        1.54       46,449          1.01%        0.90% to    1.38%     (15.98%)to    (15.57%)
    2001(5)        43,570        0.75 to        1.82       72,522              -        0.90% to   1.375%     (25.10%)to    (19.09%)

Phoenix-AIM Growth Series

    2005           11,564        0.63 to        1.16        7,765              -        0.90% to    1.80%       6.90% to      7.87%
    2004           27,148        0.58 to        1.08       16,663          0.09%        0.90% to    1.80%      (0.51%)to      3.27%
    2003           32,597        0.57 to        0.88       19,306              -        0.90% to    1.80%       1.35% to     26.42%
    2002           25,452        0.47 to        0.73       12,580              -        0.90% to    1.80%     (29.84%)to      2.72%
    2001(19)       26,691        0.67 to        0.93       18,643              -        0.90% to    1.40%     (24.90%)to     15.47%

Phoenix-Alger Small-Cap Growth Series

    2005            2,228        1.72 to        1.77        3,898              -        1.00% to    1.80%      13.57% to     14.49%
    2004            2,343        1.51 to        1.54        3,590              -        1.00% to    1.80%     (10.23%)to      1.10%
    2003            2,422        1.51 to        1.53        3,679              -        1.00% to    1.80%      22.75% to     61.19%
    2002(27)        1,542        1.00 to        1.00        1,547              -        1.10% to    1.25%      (1.94%)to      0.36%
    2001                -           - to           -            -              -            - to        -           - to          -
Phoenix-Alliance/Bernstein Enhanced Index Series

    2005           15,857        0.87 to        1.27       16,669          1.19%        0.90% to     2.25%       1.36% to     2.76%
    2004           19,980        0.85 to        1.24       20,919          1.41%        0.90% to     2.25%       6.68% to     8.85%
    2003           22,049        0.78 to        1.15       21,846          1.13%        0.90% to     2.25%      23.39% to    25.09%
    2002           21,356        0.63 to        0.92       17,719          0.91%        0.90% to     2.25%     (25.40%)to    (0.42%)
    2001(7)        20,830        0.83 to        1.22       24,392          0.73%        0.90% to     2.25%     (16.71%)to    18.70%

Phoenix-Duff & Phelps Real Estate Securities Series

    2005            6,201        1.10 to        4.70       23,690          1.73%        0.90% to     1.80%      (0.52%)to    14.06%
    2004            6,371        1.96 to        4.12       22,487          2.46%        0.90% to     1.80%      32.27% to    33.48%
    2003            6,545        1.47 to        3.09       18,287          3.43%        0.90% to     1.80%      35.78% to    37.02%
    2002            7,377        1.08 to        2.26       15,556          3.91%        0.90% to     1.80%      (3.16%)to    11.07%
    2001(27)        6,983        1.02 to        2.04       13,678          4.02%        0.90% to     1.40%      (0.16%)to    10.15%

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                              At December 31,                                          For the periods ended December 31,
             -----------------------------------------------------   ---------------------------------------------------------------
                                   Unit                      Net       Investment           Expense                    Total
                Units             Value                     Assets       Income             Ratio (2)                 Return (3)
               (000's)        (Lowest to Highest)          (000's)      Ratio (1)      (Lowest to Highest)      (Lowest to Highest)
             -----------------------------------------------------   ---------------------------------------------------------------

Phoenix-Engemann Capital Growth Series

    2005           30,573        0.63 to        9.58      185,518          0.06%        0.90% to    1.80%      (4.41%)to      2.78%
    2004           45,488        0.61 to        9.33      241,380          0.80%        0.90% to    1.80%       3.08% to      4.03%
    2003           55,308        0.59 to        8.98      282,819          0.10%        0.90% to    1.80%       9.56% to     25.35%
    2002           62,992        0.47 to        7.17      271,408              -        0.90% to    1.80%     (25.86%)to     (0.10%)
    2001(5)        75,714        0.63 to        9.63      474,426          0.06%        0.90% to    1.40%     (36.89%)to    (10.57%)

Phoenix-Engemann Growth and Income Series

    2005           14,300        0.97 to        1.28       17,067          0.93%        0.90% to    1.80%      (0.77%)to      3.86%
    2004           23,241        0.93 to        1.23       27,258          1.32%        0.90% to    1.80%       8.49% to      9.48%
    2003           18,931        0.85 to        1.13       20,410          1.14%        0.90% to    1.80%       1.75% to     26.32%
    2002           21,648        0.67 to        0.89       18,605          0.75%        0.90% to    1.80%     (23.60%)to     (2.31%)
    2001(5)        26,500        0.88 to        1.16       30,025          0.48%        0.90% to    1.40%     (12.25%)to      6.32%

Phoenix-Engemann Small-Cap Growth Series

    2005            4,050        0.65 to        1.33        3,156              -        0.90% to    1.80%       7.38% to      8.36%
    2004            5,600        0.61 to        1.23        3,974              -        0.90% to    1.80%       7.72% to      8.71%
    2003            7,701        0.56 to        1.13        4,935              -        0.90% to    1.80%      19.15% to     45.11%
    2002            8,000        0.39 to        0.78        3,471              -        0.90% to    1.80%     (29.80%)to     13.82%
    2001(5)         8,363        0.55 to        0.89        5,119          0.04%        0.90% to    1.40%     (31.66%)to     34.63%

Phoenix-Engemann Strategic Allocation Series

    2005           33,852        1.10 to        6.70      183,939          2.29%        0.90% to    1.80%      (0.04%)to      0.88%
    2004           41,573        1.10 to        6.65      223,476          2.56%        0.90% to    1.80%       5.53% to      6.49%
    2003           48,978        1.03 to        6.25      252,871          2.63%        0.90% to    1.80%       0.85% to     18.79%
    2002           56,431        0.88 to        5.26      251,882          2.77%        0.90% to    1.80%     (12.82%)to     (6.27%)
    2001(22)       43,801        1.00 to        6.01      228,995          2.48%        0.90% to    1.40%       0.27% to      6.12%

Phoenix-Engemann Value Equity Series

    2005           10,385        0.92 to        1.56       14,270          1.12%        0.90% to    1.80%       3.54% to      4.48%
    2004           13,718        0.89 to        1.50       18,379          0.90%        0.90% to    1.80%      10.88% to     11.90%
    2003           13,253        0.79 to        1.34       16,194          0.94%        0.90% to    1.80%      21.65% to     22.76%
    2002           15,551        0.65 to        1.10       15,961          0.88%        0.90% to    1.80%     (23.03%)to     11.98%
    2001(6)        16,287        0.84 to        1.42       22,453          0.82%        0.90% to    1.40%     (19.10%)to    (14.94%)

Phoenix-Goodwin Money Market Series

    2005           16,027        0.97 to        2.62       27,445          2.52%        0.90% to    2.25%       0.01% to      1.66%
    2004           12,427        0.97 to        2.58       26,221          0.77%        0.90% to    1.80%      (1.02%)to     (0.11%)
    2003           17,498        0.98 to        2.58       37,311          0.71%        0.90% to    1.80%      (1.13%)to     (0.22%)
    2002           29,458        1.00 to        2.59       63,742          1.41%        0.90% to    1.80%      (0.28%)to      0.51%
    2001(18)       41,386        1.01 to        2.58       84,689          3.63%        0.90% to    1.40%       0.09% to      2.78%

Phoenix-Goodwin Multi-Sector Fixed Income Series

    2005           12,812        1.01 to        5.97       46,692          4.71%        0.90% to    1.80%      (0.04%)to      0.87%
    2004           15,399        1.27 to        5.93       58,192          6.09%        0.90% to    1.80%       4.91% to      5.88%
    2003           15,681        1.21 to        5.61       61,686          6.64%        0.90% to    1.80%       4.85% to     13.54%
    2002           16,887        1.07 to        4.94       64,044          7.04%        0.90% to    1.80%       5.68% to      9.01%
    2001(14)       19,126        1.01 to        4.54       71,037          7.89%        0.90% to    1.40%       0.24% to      5.02%


                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                              At December 31,                                          For the periods ended December 31,
             -----------------------------------------------------   ---------------------------------------------------------------
                                   Unit                      Net       Investment           Expense                    Total
                Units             Value                     Assets       Income             Ratio (2)                 Return (3)
               (000's)        (Lowest to Highest)          (000's)      Ratio (1)      (Lowest to Highest)      (Lowest to Highest)
             -----------------------------------------------------   ---------------------------------------------------------------

Phoenix-Goodwin Multi-Sector Short Term Bond Series

    2005            3,250        1.04 to        1.07        3,411          3.87%        0.90% to    1.80%      (0.46%)to      0.45%
    2004            1,985        1.04 to        1.07        2,087          3.97%        0.90% to    1.80%       3.02% to      5.87%
    2003(29)        1,939        1.02 to        1.02        1,981          4.98%        0.90% to    1.80%       1.81% to      4.48%
    2002                -           - to           -            -              -            - to        -           - to          -
    2001                -           - to           -            -              -            - to        -           - to          -

Phoenix-Kayne Rising Dividends Series

    2005            2,061        1.09 to        1.16        2,365          1.26%        0.90% to    1.80%      (2.69%)to     (1.80%)
    2004            2,440        1.11 to        1.18        2,862          1.56%        0.90% to    1.80%       2.18% to      4.31%
    2003            1,503        1.12 to        1.14        1,698          0.78%        0.90% to    1.80%       6.02% to     26.22%
    2002(27)          582        0.96 to        0.96          560          0.51%        1.00% to    1.80%      (4.92%)to      5.35%
    2001                -           - to           -            -              -            - to        -           - to          -

Phoenix-Kayne Small-Cap Quality Value Series

    2005            1,647        1.57 to        1.62        2,628          1.46%        0.90% to    1.80%       7.14% to     13.17%
    2004            1,542        1.46 to        1.49        2,284          1.15%        1.00% to    1.80%      15.58% to     24.43%
    2003              964        1.18 to        1.20        1,151          0.59%        1.00% to    1.80%       9.89% to     32.13%
    2002(27)          506        1.00 to        1.01          509          1.91%        1.25% to    1.80%       0.52% to      2.19%
    2001                -           - to           -            -              -            - to        -           - to          -

Phoenix-Lazard International Equity Select Series

    2005            4,915        1.09 to        1.52        7,353          1.53%        0.90% to    1.80%      (0.65%)to      8.91%
    2004            2,291        1.38 to        1.41        3,198          1.32%        0.90% to    1.80%      13.77% to     14.81%
    2003            2,029        1.21 to        1.23        2,479          0.88%        0.90% to    1.80%       0.55% to     34.54%
    2002            1,160        0.95 to        0.95        1,106              -        0.90% to    1.80%      (4.69%)to      4.77%
    2001(26)            -           - to           -            -              -            - to        -           - to          -

Phoenix-Northern Dow 30 Series

    2005            5,100        0.96 to        1.08        5,010          1.63%        0.90% to    1.80%      (0.77%)to      0.14%
    2004            7,252        0.96 to        1.09        7,110          1.59%        0.90% to    1.80%       2.79% to      3.73%
    2003            8,488        0.93 to        1.05        8,025          1.66%        0.90% to    1.80%      25.11% to     26.26%
    2002            8,569        0.74 to        0.84        6,409          1.07%        0.90% to    1.80%     (16.66%)to      5.14%
    2001(9)        13,041        0.89 to        0.98       11,624          1.13%        0.90% to   1.375%      (7.81%)to     (6.18%)

Phoenix-Northern Nasdaq-100 Index(R) Series

    2005            8,334        0.37 to        1.09        4,018              -        0.90% to    1.80%      (5.02%)to      0.34%
    2004            9,489        0.37 to        1.09        4,783          0.49%        0.90% to    1.80%       8.06% to      9.05%
    2003           15,189        0.34 to        1.00        6,211              -        0.90% to    1.80%       3.60% to     47.51%
    2002            9,417        0.23 to        0.68        2,581              -        0.90% to    1.80%     (38.44%)to     12.57%
    2001(17)       10,567        0.38 to        1.03        4,491              -        0.90% to   1.375%     (33.99%)to      2.80%

Phoenix-Sanford Bernstein Mid-Cap Value Series

    2005           12,353        1.06 to        2.02       21,290          0.11%        0.90% to    1.80%      (0.59%)to      6.76%
    2004           13,161        1.41 to        1.89       21,232          0.18%        0.90% to    1.80%      18.24% to     19.32%
    2003           12,596        1.19 to        1.59       17,252          0.19%        0.90% to    1.80%      38.44% to     39.71%
    2002           14,742        0.85 to        1.13       14,553          0.87%        0.90% to    1.80%     (15.23%)to      0.11%
    2001(7)        13,849        1.07 to        1.25       15,127          1.54%        0.90% to    1.40%      17.67% to     23.36%

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                              At December 31,                                          For the periods ended December 31,
             -----------------------------------------------------   ---------------------------------------------------------------
                                   Unit                      Net       Investment           Expense                    Total
                Units             Value                     Assets       Income             Ratio (2)                 Return (3)
               (000's)        (Lowest to Highest)          (000's)      Ratio (1)      (Lowest to Highest)      (Lowest to Highest)
             -----------------------------------------------------   ---------------------------------------------------------------

Phoenix-Sanford Bernstein Small-Cap Value Series

    2005            6,028        1.57 to        2.00       11,483              -        0.90% to    1.80%       5.53% to      6.50%
    2004            5,973        1.48 to        1.89       10,772              -        0.90% to    1.80%      15.78% to     21.57%
    2003            6,183        1.22 to        1.56        9,327              -        0.90% to    1.80%      41.28% to     42.57%
    2002            7,147        0.86 to        1.10        7,686          0.45%        0.90% to    1.80%     (20.90%)to     (9.36%)
    2001(15)        5,770        1.07 to        1.22        6,945          0.84%        0.90% to   1.375%       6.76% to     17.04%

Rydex Variable Trust Juno Fund

    2005            1,996        0.86 to        0.87        1,712              -        1.10% to    1.80%      (6.94%)to     (5.51%)
    2004            2,022        0.92 to        0.93        1,862              -        1.25% to    1.80%     (12.27%)to    (11.78%)
    2003(30)        1,014        1.05 to        1.05        1,063              -        1.25% to    1.80%      (7.66%)to      3.77%
    2002                -           - to           -            -              -            - to        -           - to          -
    2001                -           - to           -            -              -            - to        -           - to          -

Rydex Variable Trust Nova Fund

    2005               55        1.39 to        1.42           76          0.33%        1.10% to    1.80%       2.10% to      6.34%
    2004               46        1.36 to        1.37           63          0.06%        1.65% to    1.80%      10.61% to     12.56%
    2003(31)            3        1.21 to        1.21            3              -        1.80% to    1.80%      10.71% to     10.71%
    2002                -           - to           -            -              -            - to        -           - to          -
    2001                -           - to           -            -              -            - to        -           - to          -

Rydex Variable Trust Sector Rotation Fund

    2005              800        1.40 to        1.43        1,131              -        0.90% to    1.80%       2.97% to     13.65%
    2004              433        1.25 to        1.27          545              -        1.00% to    1.80%       8.72% to     11.33%
    2003(28)          645        1.15 to        1.15          743              -        1.00% to    1.80%       0.92% to     15.29%
    2002                -           - to           -            -              -            - to        -           - to          -
    2001                -           - to           -            -              -            - to        -           - to          -

Scudder VIT Equity 500 Index Fund - Class A

    2005            7,371        1.04 to        1.18        8,489          1.52%        0.90% to    1.80%      (0.77%)to      3.74%
    2004            8,357        1.07 to        1.14        9,335          1.06%        0.90% to    1.80%       8.60% to      9.60%
    2003            7,498        0.98 to        1.04        7,699          1.07%        0.90% to    1.80%       6.19% to     27.00%
    2002            3,744        0.78 to        0.82        3,047          3.21%        0.90% to    1.80%     (24.72%)to      3.75%
    2001(16)          152        1.05 to        1.05          161              -        1.25% to    1.25%      (0.05%)to     (0.05%)

Technology Portfolio - Class I

    2005            8,524        0.27 to        0.83        2,616              -        0.90% to    1.80%      (2.07%)to     (1.17%)
    2004           11,782        0.27 to        0.84        3,582              -        0.90% to    1.80%      (3.41%)to     (2.53%)
    2003           17,075        0.28 to        0.86        5,292              -        0.90% to    1.80%      22.09% to     46.44%
    2002           16,967        0.19 to        0.59        3,549          0.01%        0.90% to    1.80%     (49.67%)to      0.46%
    2001(8)        19,355        0.38 to        0.68        7,892              -        0.90% to   1.375%     (52.06%)to    (32.45%)

Templeton Developing Markets Securities Fund - Class 1

    2005              836        1.18 to        1.18          987          1.45%       1.375% to   1.375%      26.01% to     26.01%
    2004              969        0.94 to        0.94          907          1.93%       1.375% to   1.375%      23.12% to     23.12%
    2003              958        0.76 to        0.76          729          1.28%       1.375% to   1.375%      51.63% to     51.63%
    2002              967        0.50 to        0.50          485          1.57%       1.375% to   1.375%      (1.34%)to     (1.34%)
    2001            1,375        0.51           0.51          699          0.22%       1.375% to   1.375%      (9.36%)to     (9.36%)

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                              At December 31,                                          For the periods ended December 31,
             -----------------------------------------------------   ---------------------------------------------------------------
                                   Unit                      Net       Investment           Expense                    Total
                Units             Value                     Assets       Income             Ratio (2)                 Return (3)
               (000's)        (Lowest to Highest)          (000's)      Ratio (1)      (Lowest to Highest)      (Lowest to Highest)
             -----------------------------------------------------   ---------------------------------------------------------------

Templeton Developing Markets Securities Fund - Class 2

    2005            1,627        1.11 to        2.49        1,955          1.29%        0.90% to   1.375%      25.68% to     26.28%
    2004            1,954        0.88 to        1.98        1,841          1.84%        0.90% to   1.375%      23.00% to     23.59%
    2003            2,300        0.71 to        1.61        1,744          1.22%        0.90% to   1.375%      50.89% to     51.62%
    2002            2,791        0.47 to        1.07        1,391          1.40%        0.90% to   1.375%      (1.52%)to     (1.05%)
    2001(21)        3,699        0.48 to        1.09        1,869          0.86%        0.90% to   1.375%      (9.36%)to     (2.67%)

Templeton Foreign Securities Fund - Class 1

    2005            8,549        2.90 to        2.90       24,800          1.31%       1.375% to   1.375%       8.96% to      8.96%
    2004            9,841        2.66 to        2.66       26,200          1.15%       1.375% to   1.375%      17.24% to     17.24%
    2003           11,447        2.27 to        2.27       25,994          1.95%       1.375% to   1.375%      30.73% to     30.73%
    2002           14,467        1.74 to        1.74       25,130          1.76%       1.375% to   1.375%     (19.53%)to    (19.53%)
    2001           17,343        2.16 to        2.16       37,436          3.09%       1.375% to   1.375%     (16.92%)to    (16.92%)

Templeton Foreign Securities Fund - Class 2

    2005            5,477        1.14 to        1.51        7,805          1.18%        0.90% to    1.80%       8.19% to      9.18%
    2004            5,619        1.05 to        1.39        7,374          1.09%        0.90% to    1.80%      16.40% to     17.46%
    2003            6,569        0.89 to        1.18        7,460          1.75%        0.90% to    1.80%      29.84% to     31.02%
    2002            6,889        0.68 to        0.91        6,021          1.59%        0.90% to    1.80%     (23.00%)to      0.74%
    2001(13)        7,020        0.85 to        1.13        7,578          2.96%        0.90% to    1.40%     (17.16%)to     (6.10%)

Templeton Global Asset Allocation Fund - Class 1

    2005            9,444        4.25 to        4.25       40,153          3.93%       1.375% to   1.375%       2.43% to      2.43%
    2004           10,430        4.15 to        4.15       43,296          2.98%       1.375% to   1.375%      14.34% to     14.34%
    2003           12,143        3.63 to        3.63       44,085          2.80%       1.375% to   1.375%      30.49% to     30.49%
    2002           14,059        2.78 to        2.78       39,114          1.92%       1.375% to   1.375%      (5.48%)to     (5.48%)
    2001           17,827        2.94 to        2.94       52,499          1.43%       1.375% to   1.375%     (10.96%)to    (10.96%)

Templeton Global Asset Allocation Fund - Class 2

    2005            1,388        1.32 to        1.72        2,354          3.69%        0.90% to   1.375%       2.13% to      2.63%
    2004            1,703        1.29 to        1.69        2,819          2.85%        0.90% to   1.375%      14.13% to     14.68%
    2003            2,259        1.12 to        1.48        3,282          2.60%        0.90% to   1.375%      30.14% to     30.77%
    2002            2,688        0.86 to        1.13        2,995          1.77%        0.90% to   1.375%      (5.70%)to     (5.25%)
    2001(14)        3,334        0.91 to        1.20        3,945          1.30%        0.90% to   1.375%     (11.19%)to      4.97%

Templeton Global Income Securities Fund - Class 1

    2005            1,794        2.75 to        2.75        4,926          6.27%       1.375% to   1.375%      (4.24%)to     (4.24%)
    2004            1,816        2.87 to        2.87        5,209         11.48%       1.375% to   1.375%      13.51% to     13.51%
    2003            2,066        2.53 to        2.53        5,221          7.82%       1.375% to   1.375%      21.03% to     21.03%
    2002            2,184        2.09 to        2.09        4,560          1.14%       1.375% to   1.375%      19.77% to     19.77%
    2001            2,527        1.74 to        1.74        4,405          3.59%       1.375% to   1.375%       1.13% to      1.13%

Templeton Growth Securities Fund - Class 1

    2005           18,989        4.69 to        4.69       89,055          1.23%       1.375% to   1.375%       7.56% to      7.56%
    2004           21,936        4.36 to        4.36       95,644          1.27%       1.375% to   1.375%      14.65% to     14.65%
    2003           24,992        3.80 to        3.80       95,043          1.68%       1.375% to   1.375%      30.80% to     30.80%
    2002           29,377        2.91 to        2.91       85,413          2.37%       1.375% to   1.375%     (19.44%)to    (19.44%)
    2001           35,206        3.61 to        3.61      127,068          2.05%       1.375% to   1.375%      (2.35%)to     (2.35%)

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                              At December 31,                                          For the periods ended December 31,
             -----------------------------------------------------   ---------------------------------------------------------------
                                   Unit                      Net       Investment           Expense                    Total
                Units             Value                     Assets       Income             Ratio (2)                 Return (3)
               (000's)        (Lowest to Highest)          (000's)      Ratio (1)      (Lowest to Highest)      (Lowest to Highest)
             -----------------------------------------------------   ---------------------------------------------------------------

Templeton Growth Securities Fund - Class 2

    2005            6,452        1.27 to        1.84       11,040          1.13%        0.90% to    1.80%       6.91% to      7.89%
    2004            6,773        1.18 to        1.70       10,850          1.20%        0.90% to    1.80%      10.17% to     14.98%
    2003            6,621        1.03 to        1.48        9,362          1.54%        0.90% to    1.80%      20.24% to     30.95%
    2002            6,439        0.79 to        1.13        7,078          2.27%        0.90% to    1.80%     (22.75%)to    (15.74%)
    2001(11)        5,407        0.98 to        1.41        7,437         17.22%        0.90% to   1.375%      (2.67%)to      1.45%

Wanger International Select

    2005            2,933        1.20 to        2.12        5,880          1.98%        0.90% to    1.80%       9.93% to     15.38%
    2004            2,798        1.04 to        1.84        4,901          0.31%        0.90% to    1.80%      22.10% to     23.22%
    2003            2,641        0.85 to        1.50        3,837          0.30%        0.90% to    1.80%      38.70% to     39.97%
    2002            2,556        0.61 to        1.08        2,676              -        0.90% to    1.80%     (16.46%)to      2.51%
    2001(20)        3,084        0.72 to        1.29        3,830          0.13%        0.90% to   1.375%     (27.63%)to     (9.80%)

Wanger International Small Cap

    2005           14,620        1.17 to        4.66       61,175          1.09%        0.90% to    1.80%       0.65% to     20.44%
    2004           17,402        1.24 to        3.88       62,137          0.73%        0.90% to    1.80%      27.93% to     29.10%
    2003           20,735        0.96 to        3.02       58,545          0.33%        0.90% to    1.80%       1.89% to     47.53%
    2002           24,245        0.65 to        2.05       47,038              -        0.90% to    1.80%     (21.93%)to    (14.61%)
    2001           29,763        0.76 to        2.41       68,019              -        0.90% to    1.40%     (23.70%)to     (7.16%)

Wanger Select

    2005            3,368        1.50 to        2.42        7,538              -        0.90% to    1.80%       8.51% to      9.50%
    2004            3,449        1.39 to        2.22        7,128              -        0.90% to    1.80%      14.29% to     18.23%
    2003            3,532        1.16 to        1.89        6,222              -        0.90% to    1.80%       8.09% to     40.86%
    2002            3,421        0.82 to        1.46        4,740              -        0.90% to    1.65%      (9.71%)to      5.10%
    2001(21)        3,349        1.08 to        1.61        5,165              -        0.90% to    1.40%       5.04% to     15.73%

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                              At December 31,                                          For the periods ended December 31,
             -----------------------------------------------------   ---------------------------------------------------------------
                                   Unit                      Net       Investment           Expense                    Total
                Units             Value                     Assets       Income             Ratio (2)                 Return (3)
               (000's)        (Lowest to Highest)          (000's)      Ratio (1)      (Lowest to Highest)      (Lowest to Highest)
             -----------------------------------------------------   ---------------------------------------------------------------

Wanger U.S. Smaller Companies

    2005           24,888        1.46 to        4.34       88,820              -        0.90% to    1.80%       9.26% to     10.26%
    2004           30,949        1.34 to        3.94      103,301              -        0.90% to    1.80%       9.63% to     17.27%
    2003           38,326        1.16 to        3.36      112,548              -        0.90% to    1.80%      40.65% to     41.93%
    2002           45,751        0.82 to        2.37       96,875              -        0.90% to    1.80%     (19.62%)to      1.66%
    2001(10)       55,558        1.01 to        2.88      145,432          0.07%        0.90% to    1.40%      (4.08%)to     10.27%









(1) The investment income ratios represent the annualized dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the daily average net assets. These ratios exclude those expenses, such as mortality and expense charges that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2) The expense ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(3) The total returns are for the periods indicated, including changes in the value of the underlying fund, and the expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total return is presented as the minimum and maximum return for the units invested in the subaccount. While the subaccount may be active in a given year, certain units may be initiated during the year. The corresponding return on those units, which is for the partial year, may cause the minimum and maximum total return for all the units in that subaccount to deviate outside the range of the expense ratios presented.

(4) From inception January 26, 2001 to December 31, 2001.          (20) From inception March 26, 2001 to December 31, 2001.
(5) From inception January 30, 2001 to December 31, 2001.          (21) From inception March 27, 2001 to December 31, 2001.
(6) From inception January 31, 2001 to December 31, 2001.          (22) From inception March 28, 2001 to December 31, 2001.
(7) From inception February 1, 2001 to December 31, 2001.          (23) From inception April 4, 2001 to December 31, 2001.
(8) From inception February 2, 2001 to December 31, 2001.          (24) From inception May 3, 2001 to December 31, 2001.
(9) From inception February 15, 2001 to December 31, 2001.         (25) From inception July 23, 2001 to December 31, 2001.
(10) From inception February 20, 2001 to December 31, 2001.        (26) From inception November 19, 2001 to December 31, 2001.
(11) From inception February 22, 2001 to December 31, 2001.        (27) From inception August 12, 2002 to December 31, 2002.
(12) From inception February 27, 2001 to December 31, 2001.        (28) From inception June 2, 2003 to December 31, 2003.
(13) From inception March 2, 2001 to December 31, 2001.            (29) From inception June 3, 2003 to December 31, 2003.
(14) From inception March 5, 2001 to December 31, 2001.            (30) From inception July 1, 2003 to December 31, 2003.
(15) From inception March 8, 2001 to December 31, 2001.            (31) From inception October 23, 2003 to December 31, 2003.
(16) From inception March 11, 2001 to December 31, 2001.           (32) From inception December 3, 2004 to December 31, 2004.
(17) From inception March 14, 2001 to December 31, 2001.           (33) From inception April 20, 2005 to December 31, 2005.
(18) From inception March 19, 2001 to December 31, 2001.           (34) From inception April 29, 2005 to December 31, 2005.
(19) From inception March 23, 2001 to December 31, 2001.

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 6 - FEES AND RELATED PARTY TRANSACTIONS
Phoenix and its affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Separate Account. PEPCO is the principal underwriter and distributor for the Separate Account.

Certain fees are deducted from the Contracts. To understand all of the charges that are assessed for your individual policy you should refer to your policy contract provided to you at issue or the most recent product prospectus provided to you annually. Those fees are described below:

A) Contract Maintenance Charges

The Separate Account is assessed periodic Contract Maintenance Charges which are designed to compensate Phoenix for certain costs associated with maintenance. These expenses are included in a separate line item entitled `Contract Maintenance Charges' in the accompanying statements of changes in net assets. The total aggregate expense for the periods ended December 31, 2005, and 2004, are $1,441,367 and $1,618,126 respectively. The maximum charges assessed the Separate Account for Contract Maintenance Charges are outlined as follows:

         Administration Charge - Phoenix will make deductions to cover administrative expenses at a maximum annual rate of $35 for an individual contract, and a maximum of $500 per group contract (Group Strategic Edge contracts only).

         Policy Surrender Charge - In accordance with terms of the contracts, Phoenix makes deductions for surrender charges. Because a policy's account value and policy duration may vary, the surrender charge may also vary.

         Other Charges - Phoenix may deduct other costs depending on the policy terms.

All of the above expenses are taken out as a redemption of units.

B) Optional Rider and Benefit Charges

Phoenix may deduct other charges and fees based on the selection of Other Optional Policy Benefits and Riders. These expenses are included in a separate line item entitled `Transfers for contract benefits and terminations' in the accompanying statements of changes in net assets. This expense is taken out as a redemption of units.

C) Mortality and Expense Charge

Phoenix will make deductions at a maximum annual rate of 2.25% of the contract's value for the mortality and expense risks, and administrative charges, which the company undertakes. These expenses are included in a separate line item entitled `Mortality and Expense Fees' in the accompanying statements of operations. The total aggregate expense for the period ended December 31, 2005, is $15,143,813. This expense is taken out as a reduction of unit values.

NOTE 7--DISTRIBUTION OF NET INCOME
The Separate Account does not declare distributions to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 8--DIVERSIFICATION REQUIREMENTS
Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code") as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each subaccount is required to satisfy the requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

Phoenix intends that each of the subaccounts shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.

NOTE 9--LIQUIDATIONS AND MERGERS
On July 22, 2005, the Scudder VIT EAFE Equity Index Fund (the "Index Fund") was liquidated pursuant to approval of it's Board. On that date the Index Fund involuntarily redeemed its outstanding shares. Contract value in the Index Fund was automatically transferred to the Phoenix-Goodwin Money Market Series.

On April 29, 2005, Lazard Retirement Small Cap Portfolio acquired all of the net assets of the Phoenix-Lazard Small-Cap Value Series pursuant to an Agreement and Plan of Reorganization approved by the Phoenix-Lazard Small-Cap Value Series' shareholders on April 26, 2005. The acquisition was accomplished by a tax-free exchange of 771,728 shares of the Lazard Retirement Small Cap Value Series valued at $12,046,680 for 960,107 shares of Phoenix-Lazard Small-Cap Value Portfolio outstanding on April 29, 2005. Phoenix-Lazard Small-Cap Value Portfolio's net assets on that date including $714,260 of unrealized appreciation and $254,282 of accumulated realized net gain were combined with those of the Lazard Retirement Small-Cap Value Portfolio. The aggregate net assets of the Lazard Retirement Small Cap Value Portfolio and the Phoenix-Lazard Small-Cap Value Series immediately before the reorganization were $104,311,297 and $12,046,680, respectively. The aggregate net assets of Lazard Retirement Small Cap Value Portfolio immediately after the reorganization were $116,357,977.

On April 29, 2005, Lord Abbett Growth and Income Portfolio acquired all of the net assets of the Phoenix-Lord Abbett Large-Cap Value Series pursuant to an Agreement and Plan of Reorganization approved by Phoenix-Lord Abbett Large-Cap Value Series shareholders on April 12, 2005. The acquisition was accomplished by a tax-free exchange of 3,737,233 shares of the Lord Abbett Growth and Income Portfolio valued at $97,205,428 for 7,250,139 shares of Phoenix-Lord Abbett Large-Cap Value Series outstanding on April 29, 2005. Phoenix-Lord Abbett Large-Cap Value Series' net assets at that date, including $7,237,561 of unrealized appreciation, were combined with those of the Lord Abbett Growth and Income Portfolio. The aggregate net assets of the Lord Abbett Growth and Income Portfolio and the Phoenix-Lord Abbett Large-Cap Value Series immediately before the acquisition were $1,216,447,332 and $97,205,428, respectively. The aggregate net assets of the Lord Abbett Growth and Income Portfolio immediately after the acquisition were $1,313,652,760.

On April 29, 2005, Lord Abbett Mid-Cap Value Portfolio acquired all of the net assets of Phoenix-Lord Abbett Mid-Cap Value Series pursuant to an Agreement and Plan of Reorganization approved by Phoenix-Lord Abbett Mid-Cap Value Series shareholders on April 12, 2005. The acquisition was accomplished by a tax-free exchange of 1,515,826 shares of the Lord Abbett Mid-Cap Value Series valued at $29,922,414 for 2,115,079 shares of Phoenix-Lord Abbett Mid-Cap Value Portfolio outstanding on April 29, 2005. Phoenix-Lord Abbett Mid-Cap Value Series' net assets at that date including $3,926,421 of unrealized appreciation were combined with those of the Lord Abbett Mid-Cap Value Portfolio. The aggregate net assets of the Lord Abbett Mid-Cap Value Portfolio and the Phoenix-Lord Abbett Mid-Cap Value Series immediately before the acquisition were $895,257,168 and $29,922,414, respectively. The aggregate net assets of the Lord Abbett Mid-Cap Value Portfolio immediately after the acquisition were $925,179,582.

On April 29, 2005, Lord Abbett Bond-Debenture Portfolio acquired all of the net assets of Phoenix-Lord Abbett Bond-Debenture Series pursuant to an Agreement and Plan of Reorganization approved by Phoenix-Lord Abbett Bond-Debenture Series shareholders on April 12, 2005. The acquisition was accomplished by a tax-free exchange of 2,017,717 shares of the Lord Abbett Bond-Debenture Series valued at $23,385,336, for 2,114,305 shares of Phoenix-Lord Abbett Bond-Debenture Series outstanding on April 29, 2005. Phoenix-Lord Abbett Bond-Debenture Series' net assets at that date, including $285,615 of unrealized depreciation, were combined with those of the Lord Abbett Bond-Debenture Portfolio. The aggregate net assets of the Lord Abbett Bond-Debenture Portfolio and the Phoenix-Lord Abbett Bond -Debenture Series immediately before the

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


acquisition were $144,433,446 and $23,385,336, respectively. The aggregate net assets of the Lord Abbett Bond-Debenture Portfolio immediately after the acquisition were $167,818,782.

On December 3, 2004, AIM V.I. Mid Cap Core Equity acquired all of the assets of AIM Mid-Cap Equity pursuant to an Agreement and Plan of Reorganization approved by AIM Mid-Cap Equity shareholders on December 1, 2004. The acquisition was accomplished by a tax-free exchange of 1,345,217 shares of AIM V.I. Mid Cap Core Equity valued at $18,106,619 for 1,441,358 shares of AIM Mid-Cap Equity outstanding on December 3, 2004. AIM Mid-Cap Equity's net assets on that date of $18,106,619 including $2,490,250 of net unrealized appreciation were combined with those of AIM V.I. Mid-Cap Equity. The shareholders of the AIM Mid Cap Equity received for each share owned approximately 0.93 shares of AIM V.I. Mid Cap Core Equity.

On November 29, 2004, Phoenix Variable Advisors, Inc ("PVA") terminated Massachusetts Financial Services Company, doing business as MFS Investment Management ("MFS"), as subadvisor for the Phoenix-MFS Investors Growth Stock Series, a series of the Fund. PVA and the Fund have been granted an exemptive order from the SEC that permits them to hire, terminate and replace subadvisors without shareholder approval. Upon termination of MFS, PVA hired AIM Capital Management, Inc. ("AIM") as the new subadvisor for the series, and the name of the series was changed to Phoenix-AIM Growth Series.

On September 24, 2004, Phoenix Aberdeen International acquired all of the net assets of Phoenix-Sanford Bernstein Global Value pursuant to an Agreement and Plan of Reorganization approved by Sanford Bernstein Global Value shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 1,785,746 shares of Aberdeen International valued at $19,701,375 for 1,817,620 shares of Sanford Bernstein Global Value outstanding on September 24, 2004. Sanford Bernstein Global Value's net assets on that date of $19,701,375, including $1,968,559 of net unrealized appreciation were combined with those of Aberdeen International. The aggregate net assets of Aberdeen International immediately after the merger were $162,263,002. The shareholders of the Sanford Bernstein Global Value received for each share owned approximately 0.98 shares of Aberdeen International.

On September 24, 2004, Phoenix Engemann Value Equity acquired all of the net assets of MFS Value pursuant to an Agreement and Plan of Reorganization approved by MFS Value shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 3,058,095 shares of Engemann Value Equity valued at $36,459,749 for 3,269,438 shares of MFS Value outstanding on September 24, 2004. MFS Value's net assets on that date of $36,459,749 including $4,777,441 of net unrealized appreciation were combined with those of Engemann Value Equity. The aggregate net assets of Engemann Value Equity immediately after the merger were $123,477,422. The shareholders of the MFS Value received for each share owned approximately 0.94 shares of Engemann Value Equity.

On September 24, 2004, Phoenix Engemann Capital Growth acquired all of the net assets of Lazard U.S. Multi-Cap pursuant to an Agreement and Plan of Reorganization approved by Lazard U.S. Multi-Cap shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 544,383 shares of Engemann Capital Growth valued at $7,162,666 for 570,926 shares of Lazard U.S. Multi-Cap outstanding on September 24, 2004. Lazard U.S. Multi-Cap's net assets on that date of $7,162,666, including $542,543 of net unrealized appreciation were combined with those of Engemann Capital Growth. The aggregate net assets of Engemann Capital Growth immediately after the merger were $549,726,397. The shareholders of the Lazard U.S. Multi-Cap received for each share owned approximately 0.95 shares of Engemann Capital Growth.

On September 17, 2004, Phoenix Engemann Growth and Income acquired all of the net assets of Alliance/Bernstein Growth + Value ("Growth + Value") and MFS Investors Trust ("Investors Trust") pursuant to two Agreements and Plans of Reorganization approved by Growth + Value and Investors Trust shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 1,693,623 shares of Engemann Growth and Income outstanding on September 17, 2004 and valued at $19,106,074 for 1,124,392 shares of Growth + Value valued at $11,309,520 and 772,883 shares of Investors Trust valued at $7,796,554. Growth + Value's net assets of $11,309,520, including $1,005,844 of net unrealized appreciation and Investors Trust's net assets of $7,796,554, including $726,794 of net unrealized appreciation were combined with those of Engemann Growth and Income. The aggregate net assets of Engemann Growth & Income immediately after the merger were $136,382,263. The shareholders of the Alliance/Bernstein Growth + Value received for each share owned approximately 0.89 shares of Engemann Growth and Income. The shareholders of the MFS Investors Trust received for each share owned approximately 0.89 shares of Engemann Growth and Income.

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

On April 16, 2004, Goodwin Multi-Sector Fixed Income acquired all of the net assets of Janus Flexible Income pursuant to an Agreement and Plan of Reorganization approved by Janus Flexible Income shareholders on April 14, 2004. The acquisition was accomplished by a tax-free exchange of 5,476,476 shares of Goodwin Multi-Sector Fixed Income valued at $50,639,637 for 4,789,637 shares of Janus Flexible Income outstanding on April 16, 2004. Janus Flexible Income's net assets on that date of $50,639,637, including $661,921 of net unrealized appreciation were combined with those of Goodwin Multi-Sector Fixed Income. The aggregate net assets of Goodwin Multi-Sector Fixed Income immediately after the merger were $256,054,804. The shareholders of the Janus Flexible Income received for each share owned approximately 1.14 shares of Goodwin Multi-Sector Fixed Income.

NOTE 10--MANAGER OF MANAGERS EXEMPTIVE ORDER
The Phoenix Edge Series Fund ("PESF") and PVA have received an exemptive order from the Securities and Exchange Commission ("SEC") granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA will, subject to supervision and approval of the PESF's Board of Trustees, be permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable series of the PESF. The PESF and PVA will therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination and replacement.

NOTE 11--MIXED AND SHARED FUNDING
Shares of the PESF are not directly offered to the public. Shares of the PESF are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company. Shares of the PESF may be offered to separate accounts of other insurance companies in the future.

The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. The PESF's Trustees currently do not foresee any such differences or disadvantages at this time. However, the PESF's Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in the PESF or shares of another fund may be substituted.

NOTE 12 - OTHER
On August 12, 2005, pursuant to approval of the Board of Trustees of PESF - the name, advisor and subadvisor were changed for the Phoenix-Seneca Mid-Cap Growth and Phoenix-Seneca Strategic Theme Series. The new names for the series are:
Phoenix Mid-Cap Growth and Phoenix Strategic Theme Series. The new advisor for both series is PVA. The subadvisor for the two renamed series is Bennett Lawrence Management, LLC. The PESF relied on its exemptive order from the SEC to effect the subadvisor change.

State Street Research & Management Company ("SSR") notified PVA that it was terminating its subadvisory relationship with PVA to subadvise Phoenix-State Street Research Small-Cap Growth Series, a series of the Fund. PVA and the PESF have been granted an exemptive order from the SEC that permits them to hire, terminate and replace subadvisors without shareholder approval. Effective January 7, 2005, PVA hired Fred Alger Management, Inc. ("Alger"), as the new subadvisor for the series, and the name of the series changed to Phoenix-Alger Small-Cap Growth Series.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



[LOGO]PricewaterhouseCoopers

To the Board of Directors of Phoenix Life Insurance Company and Participants of Phoenix Life Variable Accumulation Account:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts constituting the Phoenix Life Variable Accumulation Account at December 31, 2005, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Phoenix Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation at December 31, 2005 by correspondence with the mutual funds' advisors, provide a reasonable basis for our opinion.



/S/ PricewaterhouseCoopers LLP

Hartford, Connecticut
March 24, 2006

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
Phoenix Life Insurance Company
One American Row
Hartford, Connecticut 06103-2899

PHOENIX EQUITY PLANNING CORPORATION
56 Prospect Street
Hartford, Connecticut 06115-0480
Underwriter

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103

         PHOENIX LIFE
         INSURANCE COMPANY
         (A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.) CONSOLIDATED FINANCIAL STATEMENTS
         DECEMBER 31, 2005 AND 2004

                                TABLE OF CONTENTS

                                                                                                                  PAGE
                                                                                                             ---------------

Report of Independent Registered Public Accounting Firm...................................................        F-3

Consolidated Balance Sheet as of December 31, 2005 and 2004...............................................        F-4

Consolidated Statement of Income and Comprehensive Income
  for the years ended December 31, 2005, 2004 and 2003....................................................        F-5

Consolidated Statement of Cash Flows for the years ended
  December 31, 2005, 2004 and 2003........................................................................        F-6

Consolidated Statement of Changes in Stockholder's Equity for the years ended
  December 31, 2005, 2004 and 2003........................................................................        F-7

Notes to Financial Statements.............................................................................      F-8 - F-40

[LOGO] PricewaterhouseCoopers
--------------------------------------------------------------------------------




             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors and Stockholder of Phoenix Life Insurance Company:

In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of income and comprehensive income, cash flows and changes in stockholder's equity present fairly, in all material respects, the financial position of Phoenix Life Insurance Company and its subsidiaries (the Company) at December 31, 2005 and 2004, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2005 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



/s/ PricewaterhouseCoopers LLP
Hartford, Connecticut
February 22, 2006

                         PHOENIX LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEET
                   ($ amounts in millions, except share data)
                           DECEMBER 31, 2005 AND 2004


                                                                                                    2005           2004
                                                                                               -------------- --------------

ASSETS:
Available-for-sale debt securities, at fair value...........................................    $  13,402.6    $  13,473.6
Available-for-sale equity securities, at fair value.........................................          169.6          160.2
Trading equity securities, at fair value....................................................           --             87.3
Mortgage loans, at unpaid principal balances................................................          128.6          207.9
Venture capital partnerships, at equity in net assets.......................................          145.1          255.3
Policy loans, at unpaid principal balances..................................................        2,245.0        2,196.7
Other invested assets.......................................................................          308.6          367.5
                                                                                               -------------- --------------
                                                                                                   16,399.5       16,748.5
Available-for-sale debt and equity securities pledged as collateral.........................          304.4        1,278.8
                                                                                               -------------- --------------
Total investments...........................................................................       16,703.9       18,027.3
Cash and cash equivalents...................................................................          225.6          324.0
Accrued investment income...................................................................          225.8          222.3
Premiums, accounts and notes receivable.....................................................          183.3          163.7
Deferred policy acquisition costs...........................................................        1,546.7        1,388.1
Intangible assets...........................................................................            0.6            0.6
Goodwill....................................................................................            4.5            4.5
Other assets................................................................................          128.3          157.1
Separate account assets.....................................................................        7,722.2        6,950.3
                                                                                               -------------- --------------
TOTAL ASSETS................................................................................    $  26,740.9    $  27,237.9
                                                                                               ============== ==============

LIABILITIES:
Policy liabilities and accruals.............................................................    $  13,246.2    $  13,132.3
Policyholder deposit funds..................................................................        3,060.7        3,492.4
Indebtedness................................................................................          204.1          204.1
Deferred income taxes.......................................................................           31.7           21.5
Other liabilities...........................................................................          336.8          334.6
Non-recourse collateralized obligations.....................................................          389.9        1,355.2
Separate account liabilities................................................................        7,722.2        6,950.3
                                                                                               -------------- --------------
TOTAL LIABILITIES...........................................................................       24,991.6       25,490.4
                                                                                               -------------- --------------

MINORITY INTEREST:
MINORITY INTEREST IN NET ASSETS OF SUBSIDIARIES.............................................           10.5           47.5
                                                                                               -------------- --------------

STOCKHOLDER'S EQUITY:
Common stock, ($1,000 par value, 10,000 shares authorized and outstanding)..................           10.0           10.0
Additional paid-in capital..................................................................        1,714.9        1,714.9
Retained earnings (accumulated deficit).....................................................           12.4          (73.4)
Accumulated other comprehensive income......................................................            1.5           48.5
                                                                                               -------------- --------------
TOTAL STOCKHOLDER'S EQUITY..................................................................        1,738.8        1,700.0
                                                                                               -------------- --------------
TOTAL LIABILITIES, MINORITY INTEREST AND STOCKHOLDER'S EQUITY...............................    $  26,740.9    $  27,237.9
                                                                                               ============== ==============

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME
                             ($ amounts in millions)
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003


                                                                                    2005           2004           2003
                                                                               -------------- -------------- --------------

REVENUES:
Premiums.....................................................................   $     928.7    $     990.6    $   1,042.2
Insurance and investment product fees........................................         314.8          294.7          279.8
Investment income, net of expenses...........................................       1,092.5        1,068.0        1,098.2
Unrealized gain on trading equity securities.................................          --             85.9           --
Net realized investment losses...............................................         (53.2)          (2.0)         (98.0)
                                                                               -------------- -------------- --------------
TOTAL REVENUES...............................................................       2,282.8        2,437.2        2,322.2
                                                                               -------------- -------------- --------------

BENEFITS AND EXPENSES:
Policy benefits, excluding policyholder dividends............................       1,376.7        1,422.2        1,454.0
Policyholder dividends.......................................................         364.4          404.7          418.8
Policy acquisition cost amortization.........................................          99.6          110.0           94.0
Interest expense on indebtedness.............................................          14.7           12.8           12.2
Interest expense on non-recourse collateralized obligations..................          29.4           33.6           48.9
Other operating expenses.....................................................         236.5          259.9          253.2
                                                                               -------------- -------------- --------------
TOTAL BENEFITS AND EXPENSES..................................................       2,121.3        2,243.2        2,281.1
                                                                               -------------- -------------- --------------
Income from continuing operations
  before income taxes and minority interest..................................         161.5          194.0           41.1
Applicable income taxes......................................................          39.9           59.7            3.9
                                                                               -------------- -------------- --------------
Income from continuing operations before minority interest...................         121.6          134.3           37.2
Minority interest in net income of subsidiaries..............................          (0.7)          (0.1)          (0.5)
Equity in undistributed losses of affiliates.................................          --            (10.4)          (1.8)
                                                                               -------------- -------------- --------------
NET INCOME...................................................................   $     120.9    $     123.8    $      34.9
                                                                               ============== ============== ==============

COMPREHENSIVE INCOME:
NET INCOME...................................................................   $     120.9    $     123.8    $      34.9
OTHER COMPREHENSIVE INCOME (LOSS)............................................         (47.0)           7.5          135.6
                                                                               -------------- -------------- --------------
COMPREHENSIVE INCOME.........................................................   $      73.9    $     131.3    $     170.5
                                                                               ============== ============== ==============

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENT OF CASH FLOWS
                             ($ amounts in millions)
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003


                                                                                    2005           2004           2003
                                                                               -------------- -------------- --------------

OPERATING ACTIVITIES:
Income from continuing operations............................................   $     120.9    $     123.8    $      34.9
Proceeds from sale of trading equity securities..............................         129.7           --             --
Unrealized gain on trading equity securities.................................          --            (85.9)          --
Net realized investment losses...............................................          53.2            2.0           98.0
Amortization and depreciation................................................           6.9           12.7           16.2
Investment gains.............................................................        (129.9)         (73.6)         (81.6)
Equity in losses of affiliates...............................................          --             17.2           --
Deferred income taxes........................................................          38.2           65.7            4.0
Decrease (increase) in receivables...........................................         (18.6)          37.8          (20.9)
Deferred policy acquisition costs increase...................................         (88.1)         (54.7)        (111.5)
Increase in policy liabilities and accruals..................................         327.6           60.1          469.6
Other assets and other liabilities net change................................          22.8          (44.6)         (16.4)
                                                                               -------------- -------------- --------------
Cash from continuing operations..............................................         462.7           60.5          392.3
Discontinued operations, net.................................................           5.4           16.1          (34.3)
                                                                               -------------- -------------- --------------
CASH FROM OPERATING ACTIVITIES...............................................         468.1           76.6          358.0
                                                                               -------------- -------------- --------------

INVESTING ACTIVITIES:
Investment purchases.........................................................      (4,852.4)      (4,159.6)      (5,611.5)
Investment sales, repayments and maturities..................................       4,801.7        4,213.8        4,417.2
Debt and equity securities pledged as collateral purchases...................          --            (17.2)         (56.9)
Debt and equity securities pledged as collateral sales.......................         956.0           97.0          171.5
Subsidiary sales.............................................................          10.7            6.6           --
Premises and equipment additions.............................................         (25.1)          (7.9)         (19.6)
Premises and equipment dispositions..........................................          17.3           26.4           --
Discontinued operations, net.................................................           1.2           --             (6.7)
                                                                               -------------- -------------- --------------
CASH FROM (FOR) INVESTING ACTIVITIES.........................................         909.4          159.1       (1,106.0)
                                                                               -------------- -------------- --------------

FINANCING ACTIVITIES:
Policyholder deposit fund deposits...........................................         609.6          917.3        1,334.2
Policyholder deposit fund withdrawals........................................      (1,041.3)      (1,067.6)      (1,087.2)
Other indebtedness proceeds..................................................          --            171.6           --
Indebtedness repayments......................................................          --           (155.2)          --
Collateralized obligations proceeds..........................................          --             --             --
Collateralized obligations repayments........................................      (1,009.1)         (90.8)         (99.6)
Common stock dividends paid..................................................         (35.1)         (69.7)         (44.5)
                                                                               -------------- -------------- --------------
CASH FROM (FOR) FINANCING ACTIVITIES.........................................      (1,475.9)        (294.4)         102.9
                                                                               -------------- -------------- --------------
CHANGE IN CASH AND CASH EQUIVALENTS..........................................         (98.4)         (58.7)        (645.1)
Cash and cash equivalents, beginning of year.................................         324.0          382.7        1,027.8
                                                                               -------------- -------------- --------------
CASH AND CASH EQUIVALENTS, END OF YEAR.......................................   $     225.6    $     324.0    $     382.7
                                                                               ============== ============== ==============

Included in cash and cash equivalents above is cash pledged as collateral of $15.2 million, $61.0 million and $72.0 million at December 31, 2005, 2004 and 2003, respectively.

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDER'S EQUITY
                             ($ amounts in millions)
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003


                                                                                    2005           2004           2003
                                                                               -------------- -------------- --------------

RETAINED EARNINGS (ACCUMULATED DEFICIT):
Net income...................................................................   $     120.9    $     123.8    $      34.9
Common stock dividends declared..............................................         (35.1)         (69.7)         (44.5)
Other equity adjustments.....................................................          --             --              0.7

ACCUMULATED OTHER COMPREHENSIVE INCOME:
Other comprehensive income (loss)............................................         (47.0)           7.5          135.6
                                                                               -------------- -------------- --------------
CHANGE IN STOCKHOLDER'S EQUITY...............................................          38.8           61.6          126.7
Stockholder's equity, beginning of year......................................       1,700.0        1,638.4        1,511.7
                                                                               -------------- -------------- --------------
STOCKHOLDER'S EQUITY, END OF YEAR............................................   $   1,738.8    $   1,700.0    $   1,638.4
                                                                               ============== ============== ==============

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                             ($ amounts in millions)
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003


1.   ORGANIZATION AND OPERATIONS

Phoenix Life Insurance Company and its subsidiaries (together, Phoenix Life) offer a broad range of life insurance and annuity products in the United States of America. Phoenix Life Insurance Company is a wholly-owned subsidiary of The Phoenix Companies, Inc. (The Phoenix Companies), a publicly traded company on the New York Stock Exchange. Significant intercompany accounts and transactions have been eliminated in consolidating these financial statements.

We have prepared these financial statements in accordance with accounting principles generally accepted in the United States of America (GAAP). In preparing these financial statements in conformity with GAAP, we are required to make estimates and assumptions that affect the reported amounts of assets and liabilities at reporting dates and the reported amounts of revenues and expenses during the reporting periods. Actual results will differ from these estimates and assumptions. We employ significant estimates and assumptions in the determination of deferred policy acquisition costs; policyholder liabilities and accruals; the valuation of intangible assets, investments in debt and equity securities and venture capital partnerships; pension and other post-employment benefits liabilities; deferred tax balances and accruals for contingent liabilities. Significant accounting policies are presented throughout the notes.

ACCOUNTING CHANGES

In September 2005, the Accounting Standards Executive Committee, or AcSEC, of the American Institute of Certified Public Accountants, or AICPA, issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts," or SOP 05-1. SOP 05-1 provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts other than those specifically described in Statement of Financial Accounting Standards No. 97, or SFAS No. 97. The SOP defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. This SOP is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. We will adopt SOP 05-1 on January 1, 2007. We are currently assessing the impact of SOP 05-1 on our consolidated financial position and results of operations.

Other-Than-Temporary Impairments: FASB Staff Position Nos. FAS 115-1 and FAS 124-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments," or FSP 115-1, is effective for reporting periods beginning after December 15, 2005. Earlier application is permitted. FSP 115-1 provides guidance as to the determination of other-than-temporarily impaired securities and requires certain financial disclosures with respect to unrealized losses. These accounting and disclosure requirements largely codify our existing practices as to other-than-temporarily impaired securities and thus, does not have a material effect on our consolidated financial statements.

Nontraditional Long-Duration Contracts and Separate Accounts: Effective January 1, 2004, we adopted the AICPA's Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts," or SOP 03-1. SOP 03-1 provides guidance related to the accounting, reporting and disclosure of certain insurance contracts and separate accounts, including guidance for computing reserves for products with guaranteed benefits such as guaranteed minimum death benefits and for products with annuitization benefits such as guaranteed minimum income benefits. In addition, SOP 03-1 addresses the presentation and reporting of separate accounts, as well as rules concerning the capitalization and amortization of sales inducements. Since this new accounting standard largely codifies certain accounting and reserving practices related to applicable nontraditional long-duration contracts and separate accounts that we already followed, our adoption did not have a material effect on our consolidated financial statements.

Variable Interest Entities: In January 2003, a new accounting standard was issued, FASB Interpretation No. 46 (FIN 46), Consolidation of Variable Interest Entities, an Interpretation of ARB No. 51, that interprets the existing standards on consolidation. FIN 46 was subsequently reissued as FIN 46(R) in December 2003, with FIN 46(R) providing additional interpretation as to existing standards on consolidation. FIN 46(R) clarifies the application of standards of consolidation to certain entities in which equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties (variable interest entities). Variable interest entities are required to be consolidated by their primary beneficiaries if they do not effectively disperse risks among all parties involved. The primary beneficiary of a variable interest entity is the party that absorbs a majority of the entity's expected losses, receives a majority of its expected residual returns, or both, as a result of holding variable interests. As required under the original standard, on February 1, 2003, we adopted the new standard for variable interest entities created after January 31, 2003 and for variable interest entities in which we obtained an interest after January 31, 2003. In addition, as required by the revised standard, on December 31, 2003 we adopted FIN 46(R) for Special Purpose Entities (SPEs) in which we hold a variable interest that we acquired prior to February 1, 2003. The effect of our adoption of the foregoing provisions of FIN 46(R) is described further in Note 7. FIN 46(R) requires our application of its provisions to non-SPE variable interest entities for periods ending after March 15, 2004. The adoption of FIN 46(R) for our non-SPE variable interest entities did not have a material effect on our consolidated financial statements.

BUSINESS COMBINATIONS AND DISPOSITIONS

Aberdeen Asset Management, PLC

On January 14, 2005, we closed the sale to third parties of our equity holdings in Aberdeen for net proceeds of $70.4 million, resulting in an after-tax realized investment loss of $7.0 million, in our 2005 consolidated statement of operations. The January 2005 sale of our equity holdings in Aberdeen completed our disposition of our direct financial interests in Aberdeen. On November 19, 2004, we received payment in full of a $27.5 million convertible subordinated note issued by Aberdeen Asset Management PLC, or Aberdeen, a United Kingdom-based asset management company. Concurrently we relinquished our contractual right to one of two Aberdeen board seats we held related to our 16.5% equity interest in Aberdeen, at which point we concluded that in our judgment, we no longer had the ability to significantly influence Aberdeen's operations. Accordingly, effective November 19, 2004, we changed our method of accounting for our equity holdings in Aberdeen from the equity method of accounting to the fair value method of accounting under SFAS 115, Accounting for Investments in Debt and Equity Securities. Based on our intent to sell our equity holdings in Aberdeen in the near-term, we designated our equity holdings as trading securities under the fair value method of accounting. Under the fair value method, the changes in fair value, based on the underlying value of Aberdeen's shares as traded on the London Stock Exchange, as compared to our carrying value under the equity method are presented as an after-tax realized investment gain of $55.1 million in our consolidated statement of operations for the year ended December 31, 2004. In addition, our 2004 income from continuing operations include a $14.7 million after-tax, non-cash charge related to the accounting for our proportionate share of Aberdeen's December 2004 settlement of alleged misselling activities with the United Kingdom's Financial Services Authority. This charge has been accounted for by us under the equity method of accounting as it pre-dates our November 19, 2004 change in accounting for Aberdeen from the equity method to the fair value method. See Note 3 to these financial statements for more information on our holdings in Aberdeen.

Lombard International Assurance S.A.

On January 11, 2005, we closed the sale of our interest in Lombard International Assurance S.A., or Lombard, to Friends Provident plc, or Friends Provident, for common shares in Friends Provident valued at $59.0 million. In connection with our disposition of Lombard, we entered into a total return swap agreement with a third party, which was settled with cash proceeds of $59.0 million on April 1, 2005 in exchange for all of our shares in Friends Provident.

Phoenix Global Solutions (India) Pvt. Ltd.

In July 2004, we sold the stock of Phoenix Global Solutions (India) Pvt. Ltd., our India-based information technology subsidiary, and essentially all of the assets of its United States affiliate, Phoenix Global Solutions, Inc., to Tata Consultancy Services Limited, a division of Tata Sons Ltd. This transaction was not material to our consolidated financial statements.


2.   LIFE AND ANNUITY ACTIVITIES

Life and Annuity activities include individual life insurance and annuity products, such as universal life, variable life, term life and fixed and variable annuities. They also include the results of our closed block, which consists primarily of participating whole life products.

PREMIUM AND FEE REVENUE AND RELATED EXPENSES

Revenues for annuity and universal life products consist of net investment income and mortality, administration and surrender charges assessed against the fund values during the period. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to fund values. We recognize premiums for participating life insurance products and other long-duration life insurance products as revenue when due from policyholders. We recognize life insurance premiums for short-duration life insurance products as premium revenue pro rata over the related contract periods. We match benefits, losses and related expenses with premiums over the related contract periods.

REINSURANCE

We use reinsurance agreements to provide for greater diversification of business, control exposure to potential losses arising from large risks and provide additional capacity for growth.

We recognize assets and liabilities related to reinsurance ceded contracts on a gross basis. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

We remain liable to the extent that reinsuring companies may not be able to meet their obligations under reinsurance agreements in effect. Failure of the reinsurers to honor their obligations could result in losses to us; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize our exposure to significant losses from reinsurance insolvencies, we evaluate the financial condition of our reinsurers and monitor concentration of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers.

Our reinsurance program varies based on the type of risk, for example:

     o On direct policies, the maximum of individual life insurance retained by us on any one life is $10 million for single life and joint first-to-die policies and $12 million for joint last-to-die policies, with excess amounts ceded to reinsurers.
     o We reinsure 80% of the mortality risk on the in-force block of the Confederation Life business we acquired in December 1997.
     o We entered into two separate reinsurance agreements in 1998 and 1999 to reinsure 80% and 60%, respectively, of the mortality risk on a substantial portion of our otherwise retained individual life insurance business.
     o We reinsure 80% to 90% of the mortality risk on certain new issues of term.
     o We reinsure 100% of guaranteed minimum death benefits on a block of variable deferred annuities issued between January 1, 1996 through December 31, 1999, including subsequent deposits. We retain the guaranteed minimum death benefits risks on the remaining variable deferred annuity in force that is not covered by this reinsurance arrangement.
     o We assume and cede business related to the group accident and health block in run-off. While we are not writing any new contracts, we are contractually obligated to assume and cede premiums related to existing contracts.

DIRECT BUSINESS AND REINSURANCE:
($ amounts in millions)                                                               YEAR ENDED DECEMBER 31,
                                                                           --------------------------------------------
                                                                                2005           2004           2003
                                                                           -------------- -------------- --------------

Direct premiums........................................................     $     994.7    $   1,043.3    $   1,092.1
Premiums assumed from reinsureds.......................................            14.0           13.8           15.5
Premiums ceded to reinsurers...........................................           (80.0)         (66.5)         (65.4)
                                                                           -------------- -------------- --------------
PREMIUMS...............................................................     $     928.7    $     990.6    $   1,042.2
                                                                           ============== ============== ==============
Percentage of amount assumed to net premiums...........................             1.5%           1.4%           1.5%
                                                                           ============== ============== ==============

Direct policy benefits incurred........................................     $     440.1    $     416.3    $     402.9
Policy benefits assumed from reinsureds................................             8.2            3.9           13.5
Policy benefits ceded to reinsurers....................................           (56.4)         (52.9)         (56.9)
                                                                           -------------- -------------- --------------
POLICY BENEFITS........................................................     $     391.9    $     367.3    $     359.5
                                                                           ============== ============== ==============

Direct life insurance in force.........................................     $ 133,990.2    $ 126,367.9    $ 120,931.3
Life insurance in force assumed from reinsureds........................         1,810.5        1,759.5        1,837.3
Life insurance in force ceded to reinsurers............................       (83,144.7)     (80,040.1)     (77,222.3)
                                                                           -------------- -------------- --------------
LIFE INSURANCE IN FORCE................................................     $  52,656.0    $  48,087.3    $  45,546.3
                                                                           ============== ============== ==============
Percentage of amount assumed to net insurance in force.................             3.4%           3.7%           4.0%
                                                                           ============== ============== ==============

The policy benefit amounts above exclude changes in reserves, interest credited to policyholders and withdrawals, which total $984.8 million, $1,054.9 million and $1,094.5 million, net of reinsurance, for the years ended December 31, 2005, 2004 and 2003.

Irrevocable letters of credit aggregating $50.8 million at December 31, 2005 have been arranged with commercial banks in favor of us to collateralize the ceded reserves.

DEFERRED POLICY ACQUISITION COSTS

The costs of acquiring new business, principally commissions, underwriting, distribution and policy issue expenses, all of which vary with and are primarily related to production of new business, are deferred. In connection with our acquisitions of the Confederation Life business (1997), we recognized an asset for the present value of future profits (PVFP) representing the present value of estimated net cash flows embedded in the existing contracts acquired. This asset is included in deferred policy acquisition costs (DAC).

We amortize DAC and PVFP based on the related policy's classification. For individual participating life insurance policies, DAC and PVFP are amortized in proportion to estimated gross margins. For universal life, variable universal life and accumulation annuities, DAC and PVFP are amortized in proportion to estimated gross profits. Policies may be surrendered for value or exchanged for a different one of our products (internal replacement); the DAC balance associated with the replaced or surrendered policies is amortized to reflect these surrenders.

The amortization process requires the use of various assumptions, estimates and judgments about the future. The primary assumptions are expenses, investment performance, mortality and contract cancellations (i.e., lapses, withdrawals and surrenders). These assumptions, which we review on a regular basis, and are generally based on our past experience, industry studies, regulatory requirements and judgments about the future. Changes in estimated gross margins and gross profits based on actual experiences are reflected as an adjustment to total amortization to date resulting in a charge or credit to earnings. Finally, analyses are performed periodically to assess whether there are sufficient gross margins or gross profits to amortize the remaining DAC balances.

ACTIVITY IN DEFERRED POLICY ACQUISITION COSTS:
($ amounts in millions)                                                                   YEAR ENDED DECEMBER 31,
                                                                               --------------------------------------------
                                                                                    2005           2004           2003
                                                                               -------------- -------------- --------------

Direct acquisition costs deferred excluding acquisitions.....................   $     187.7    $     164.7    $     205.5
Acquisition costs recognized in Valley Forge Life acquisition................                         --             --
Costs amortized to expenses:
  Recurring costs related to operations......................................        (114.3)        (110.4)         (98.1)
  Credit related to realized investment gains or losses......................          14.7            0.4            4.1
  Offsets to net unrealized investment gains or losses
    included in other comprehensive income...................................          70.5            7.7           12.4
                                                                               -------------- -------------- --------------
Change in deferred policy acquisition costs..................................         158.6           62.4          123.9
Deferred policy acquisition costs, beginning of year.........................       1,388.1        1,325.7        1,201.8
                                                                               -------------- -------------- --------------
DEFERRED POLICY ACQUISITION COSTS, END OF YEAR...............................   $   1,546.7    $   1,388.1    $   1,325.7
                                                                               ============== ============== ==============

During 2005, we benefited from an adjustment, or "unlocking," of assumptions primarily related to DAC. The unlocking was driven by revised assumptions reflecting favorable mortality experience, offset by interest rate and spread adjustments for annuities. The effects of the unlocking decreased insurance product fees by $0.3 million, increased the change in policyholder reserves by $3.5 million, increased non-deferred expenses by $0.5 million and decreased DAC amortization by $28.1 million for a net increase in pre-tax income of $23.8 million in the second quarter. However, this initial increase was partially offset by a resulting increase in DAC amortization of $5.8 million during the latter half of the year.

POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for life and annuity products. We establish liabilities in amounts adequate to meet the estimated future obligations of policies in-force. Future policy benefits for traditional life insurance are computed using the net level premium method on the basis of actuarial assumptions as to contractual guaranteed rates of interest, mortality rates guaranteed in calculating the cash surrender values described in such contracts and morbidity. Future policy benefits for variable universal life, universal life and annuities in the accumulation phase are computed using the deposit-method which is the sum of the account balance, unearned revenue liability and liability for minimum policy benefits. Future policy benefits for term and annuities in the payout phase that have significant mortality risk are computed using the net premium method on the basis of actuarial assumptions at the issue date of these contracts for rates of interest, contract administrative expenses, mortality and surrenders. We establish liabilities for outstanding claims, losses and loss adjustment expenses based on individual case estimates for reported losses and estimates of unreported losses based on past experience.

Policyholder liabilities are primarily for participating life insurance policies and universal life insurance policies. For universal life, this includes deposits received from customers and investment earnings on their fund balances, which ranged from 4.00% to 5.25% as of December 31, 2005, less administrative and mortality charges.

Certain of our annuity products contain guaranteed minimum death benefits. The guaranteed minimum death benefit feature provides annuity contract holders with a guarantee that the benefit received at death will be no less than a prescribed amount. This minimum amount is based on the net deposits paid into the contract, the net deposits accumulated at a specified rate, the highest historical account value on a contract anniversary, or more typically, the greatest of these values. As of December 31, 2005 and 2004, the difference between the guaranteed minimum death benefit and the current account value (net amount at risk) for all existing contracts was $82.1 million and $123.5 million, respectively, for which we had established reserves, net of reinsurance recoverables, of $10.7 million and $9.1 million, respectively.

PARTICIPATING LIFE INSURANCE

Participating life insurance in force was 30.7% and 35.6% of the face value of total individual life insurance in force at December 31, 2005 and 2004, respectively.

FAIR VALUE OF INVESTMENT CONTRACTS

For purposes of fair value disclosures (Note 12), we determine the fair value of guaranteed interest contracts by assuming a discount rate equal to the appropriate U.S. Treasury rate plus 150 basis points to determine the present value of projected contractual liability payments through final maturity. We valued the fair value of deferred annuities and supplementary contracts without life contingencies with an interest guarantee of one year or less at the amount of the policy reserve. In determining the fair value of deferred annuities and supplementary contracts without life contingencies with interest guarantees greater than one year, we used a discount rate equal to the appropriate U.S. Treasury rate plus 150 basis points to determine the present value of the projected account value of the policy at the end of the current guarantee period.

Deposit type funds, including pension deposit administration contracts, dividend accumulations, and other funds left on deposit not involving life contingencies, have interest guarantees of less than one year for which interest credited is closely tied to rates earned on owned assets. For these liabilities, we assume fair value to be equal to the stated liability balances.

POLICYHOLDER DEPOSIT FUNDS

Policyholder deposit funds primarily consist of annuity deposits received from customers, dividend accumulations and investment earnings on their fund balances, which ranged from 2% to 10% as of December 31, 2005, less administrative charges.

DEMUTUALIZATION AND CLOSED BLOCK

Phoenix Home Life Mutual Insurance Company demutualized on June 25, 2001 by converting from a mutual life insurance company to a stock life insurance company, became a wholly-owned subsidiary of The Phoenix Companies, Inc. and changed its name to Phoenix Life Insurance Company.

In connection with the demutualization, we established a closed block as of December 31, 1999 to preserve over time the reasonable dividend expectations of individual life and annuity policyholders for which dividends were currently being paid or were expected to be paid under the then-current dividend scale. The closed block comprises a defined limited group of policies and a defined set of assets, is governed by a set of operating rules and will continue in effect as long as any policy in the closed block remains in effect.

Phoenix Life allocated assets to the closed block in an amount we believed sufficient to produce cash flows which, together with anticipated premiums and other revenues from the policies included in the closed block, will support payment of obligations relating to these policies. These obligations include the payment of claims, certain expenses, taxes and policyholder dividends, which we estimate to continue at rates in effect for 2000.

The closed block assets, including future assets from cash flows generated by the assets and premiums and other revenues from the policies in the closed block, will benefit only holders of the policies in the closed block. The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, investment purchases and sales, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions, investment income and realized investment gains and losses on investments held outside the closed block that support the closed block business. All of these excluded income and expense items enter into the determination of total gross margins of closed block policies for the purpose of amortization of deferred policy acquisition costs.

We present closed block assets, liabilities, revenues and expenses together with all other assets, liabilities, revenues and expenses. Within closed block liabilities, we have established a policyholder dividend obligation to record an additional liability to closed block policyholders for cumulative closed block earnings in excess of expected amounts calculated at the date of demutualization. These closed block earnings will not inure to stockholders but will result in additional future dividends to closed block policyholders unless otherwise offset by future performance of the closed block that is less favorable than expected.

Because closed block liabilities exceed closed block assets, we have a net closed block liability at each period-end. This net liability represents the maximum future earning contribution to be recognized from the closed block and the change in this net liability each period is in the earnings contribution recognized from the closed block for the period. To the extent that actual cash flows differ from amounts anticipated, we may adjust policyholder dividends. On November 3, 2005, the 2006 policyholder dividend scale was reduced for most policyholders with a reduction in the interest component of the scale, partially offset by improvements in the mortality component. If the closed block has excess funds, those funds will be available only to the closed block policyholders. However, if the closed block has insufficient funds to make policy benefit payments that are guaranteed, the payments will be made from assets outside of the closed block.

CLOSED BLOCK ASSETS AND LIABILITIES:                                                 AS OF DECEMBER 31,
($ amounts in millions)                                                        -----------------------------
                                                                                    2005           2004        INCEPTION
                                                                               -------------- -------------- --------------

Debt securities..............................................................   $   6,992.0    $   6,949.6    $   4,773.1
Equity securities............................................................          95.4           90.8           --
Mortgage loans...............................................................         109.9          181.9          399.0
Venture capital partnerships.................................................          73.4           52.4           --
Policy loans.................................................................       1,349.2        1,363.4        1,380.0
Other invested assets........................................................          69.3           60.0           --
                                                                               -------------- -------------- --------------
Total closed block investments...............................................       8,689.2        8,698.1        6,552.1
Cash and cash equivalents....................................................          87.0          100.5           --
Accrued investment income....................................................         118.2          118.8          106.8
Receivables..................................................................          40.9           32.7           35.2
Deferred income taxes........................................................         328.0          359.7          389.4
Other closed block assets....................................................          24.9           24.0            6.2
                                                                               -------------- -------------- --------------
TOTAL CLOSED BLOCK ASSETS....................................................       9,288.2        9,333.8        7,089.7
                                                                               -------------- -------------- --------------
Policy liabilities and accruals..............................................       9,815.8        9,686.9        8,301.7
Policyholder dividends payable...............................................         338.9          365.5          325.1
Policyholder dividend obligation.............................................         334.1          535.9           --
Other closed block liabilities...............................................          53.8           41.5           12.3
                                                                               -------------- -------------- --------------
TOTAL CLOSED BLOCK LIABILITIES...............................................      10,542.6       10,629.8        8,639.1
                                                                               -------------- -------------- --------------
EXCESS OF CLOSED BLOCK LIABILITIES OVER CLOSED BLOCK ASSETS..................   $   1,254.4    $   1,296.0    $   1,549.4
                                                                               ============== ============== ==============


CLOSED BLOCK REVENUES AND EXPENSES AND                                                          YEAR ENDED
CHANGES IN POLICYHOLDER DIVIDEND OBLIGATION:                      CUMULATIVE                   DECEMBER 31,
($ amounts in millions)                                              FROM      --------------------------------------------
                                                                  INCEPTION         2005           2004           2003
                                                                -------------- -------------- -------------- --------------

Premiums.....................................................    $   6,052.4    $     881.6    $     932.8    $   1,000.1
Net investment income........................................        3,327.7          556.5          560.0          573.1
Net realized investment losses...............................         (113.0)         (21.9)          (2.0)          (9.4)
                                                                -------------- -------------- -------------- --------------
TOTAL REVENUES...............................................        9,267.1        1,416.2        1,490.8        1,563.8
                                                                -------------- -------------- -------------- --------------
Policy benefits, excluding dividends.........................        6,347.7          980.1        1,007.1        1,058.0
Other operating expenses.....................................           66.5            8.6            8.9           10.0
                                                                -------------- -------------- -------------- --------------
Total benefits and expenses,
  excluding policyholder dividends...........................        6,414.2          988.7        1,016.0        1,068.0
                                                                -------------- -------------- -------------- --------------
Closed block contribution to income
  before dividends and income taxes..........................        2,852.9          427.5          474.8          495.8
Policyholder dividends.......................................        2,363.9          363.7          403.9          419.4
                                                                -------------- -------------- -------------- --------------
Closed block contribution to income before income taxes......          489.0           63.8           70.9           76.4
Applicable income taxes......................................          171.4           22.2           24.7           26.8
                                                                -------------- -------------- -------------- --------------
CLOSED BLOCK CONTRIBUTION TO INCOME..........................    $     317.6    $      41.6    $      46.2    $      49.6
                                                                ============== ============== ============== ==============

Policyholder dividends provided through earnings.............    $   2,409.1    $     363.7    $     403.9    $     419.4
Policyholder dividends provided through
  other comprehensive income.................................          241.6         (194.9)           3.8          (45.5)
                                                                -------------- -------------- -------------- --------------
ADDITIONS TO POLICYHOLDER DIVIDEND LIABILITIES...............        2,650.7          168.8          407.7          373.9
POLICYHOLDER DIVIDENDS PAID..................................       (2,302.8)        (397.2)        (395.3)        (395.6)
                                                                -------------- -------------- -------------- --------------
Change in policyholder dividend liabilities..................          347.9         (228.4)          12.4          (21.7)
Policyholder dividend liabilities, beginning of period.......          325.1          901.4          889.0          910.7
                                                                -------------- -------------- -------------- --------------
Policyholder dividend liabilities, end of period.............          673.0          673.0          901.4          889.0
  Less:  Policyholder dividends payable, end of period.......         (338.9)        (338.9)         365.5          369.8
                                                                -------------- -------------- -------------- --------------
POLICYHOLDER DIVIDEND OBLIGATION, END OF PERIOD..............    $     334.1    $     334.1    $     535.9    $     519.2
                                                                ============== ============== ============== ==============

In addition to the closed block assets, we hold assets outside the closed block in support of closed block liabilities. We recognize investment earnings on these invested assets, less deferred policy acquisition cost amortization and allocated expenses, as an additional source of earnings to our stockholders.


3.   INVESTING ACTIVITIES

DEBT AND EQUITY SECURITIES

We classify our debt and equity securities as available-for-sale and report them in our balance sheet at fair value. Trading securities are carried at fair value and changes in fair value are recorded in net income as they occur. Fair value is based on quoted market price, where available. When quoted market prices are not available, we estimate fair value by discounting debt security cash flows to reflect interest rates currently being offered on similar terms to borrowers of similar credit quality (private placement debt securities), by quoted market prices of comparable instruments (untraded public debt securities) and by independent pricing sources or internally developed pricing models (equity securities).

For mortgage-backed and other asset-backed debt securities, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic lives of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and any resulting adjustment is included in net investment income. For certain asset-backed securities, changes in estimated yield are recorded on a prospective basis and specific valuation methods are applied to these securities to determine if there has been an other-than-temporary decline in value.

See Note 7 for information on available-for-sale debt and equity securities pledged as collateral.

FAIR VALUE AND COST OF DEBT SECURITIES:                                             AS OF DECEMBER 31,
($ amounts in millions)                                         -----------------------------------------------------------
                                                                            2005                          2004
                                                                ----------------------------- -----------------------------
                                                                  FAIR VALUE        COST        FAIR VALUE        COST
                                                                -------------- -------------- -------------- --------------

U.S. government and agency...................................    $     736.8    $     699.9    $     676.4    $     622.7
State and political subdivision..............................          365.0          344.2          446.5          413.7
Foreign government...........................................          333.9          298.8          314.8          284.0
Corporate....................................................        7,450.3        7,322.2        7,365.4        7,040.7
Mortgage-backed..............................................        3,276.0        3,241.2        3,253.4        3,122.9
Other asset-backed...........................................        1,240.6        1,224.6        1,417.1        1,405.0
                                                                -------------- -------------- -------------- --------------
DEBT SECURITIES..............................................    $  13,402.6    $  13,130.9    $  13,473.6    $  12,889.0
                                                                ============== ============== ============== ==============

Amounts applicable to the closed block.......................    $   6,992.0    $    6,748.4   $   6,949.6    $    6,515.2
                                                                ============== ============== ============== ==============


FAIR VALUE AND COST OF EQUITY SECURITIES:                                           AS OF DECEMBER 31,
($ amounts in millions)                                         -----------------------------------------------------------
                                                                            2005                          2004
                                                                ----------------------------- -----------------------------
                                                                  FAIR VALUE        COST        FAIR VALUE        COST
                                                                -------------- -------------- -------------- --------------

Lombard International Assurance, S.A.........................    $      --      $      --      $      43.3    $      43.3
Other equity securities......................................          169.6          151.2          116.9          101.1
                                                                -------------- -------------- -------------- --------------
EQUITY SECURITIES............................................    $     169.6    $     151.2    $     160.2    $     144.4
                                                                ============== ============== ============== ==============

Amounts applicable to the closed block.......................    $      95.4    $      82.5    $      90.8    $      78.3
                                                                ============== ============== ============== ==============

In 2003, we sold our 3.0% and 3.1% equity interests in two life insurance subsidiaries of General Electric Company for $72.0 million and realized a gain of $21.6 million ($14.0 million after income taxes). Also in 2003, we sold our 9.3% equity interest in PXRE Group Ltd., a property catastrophe reinsurer, for $23.1 million and realized a gain of $13.7 million ($8.9 million after income taxes).

In January 2005, we sold our equity investment in Lombard as further described in Note 1.

HRH. Hilb Rogal & Hobbs (HRH) is a Virginia-based property and casualty insurance and employee benefit products distributor traded on the New York Stock Exchange. Prior to November 2002, we owned 6.4% of its common shares, as well as convertible debt securities which, if converted, would have represented 16.8% of HRH's common stock outstanding. We also had a contractual right to designate two nominees for election to its board of directors.

In November 2002, we converted our HRH note into additional shares of HRH common stock, resulting in total HRH holdings with a fair value of $167.1 million. Following the conversion, we sold the majority of our shares of HRH common stock to The Phoenix Companies for $157.4 million.

As a result of these transactions, in 2002 we recorded a gross realized investment gain of $107.1 million, $38.8 million net of offsets for applicable DAC costs and deferred income taxes. We calculated our gains using the specific identification of the securities sold. As a result of the transactions we completed in November 2002, it was no longer appropriate to consider HRH as an affiliate for accounting and reporting purposes. In addition, in 2003 we sold our remaining shares of HRH common stock in the open market for $9.4 million and recorded a gross realized investment gain of $6.9 million ($4.5 million after income taxes).

UNREALIZED GAINS AND LOSSES FROM                                                      AS OF DECEMBER 31,
DEBT AND EQUITY SECURITIES:                                     -------------------------------------------------------------
($ amounts in millions)                                                      2005                          2004
                                                                ------------------------------ ------------------------------
                                                                     GAINS          LOSSES          GAINS         LOSSES
                                                                --------------- -------------- -------------- ---------------

U.S. government and agency...................................    $      41.4     $     (4.5)    $     55.4     $     (1.7)
State and political subdivision..............................           23.0           (2.2)          34.4           (1.6)
Foreign government...........................................           36.0           (0.9)          31.1           (0.3)
Corporate....................................................          219.2          (91.1)         364.2          (39.5)
Mortgage-backed..............................................           71.0          (36.2)         137.0           (6.5)
Other asset-backed...........................................           25.4           (9.4)          32.4          (20.3)
                                                                --------------- -------------- -------------- ---------------
Debt securities gains and losses.............................    $     416.0     $   (144.3)    $    654.5     $    (69.9)
                                                                =============== ============== ============== ===============
DEBT SECURITIES NET GAINS....................................    $     271.7                    $    584.6
                                                                ===============                ==============

Equity securities gains and losses...........................    $      20.4     $     (2.0)    $     19.1     $     (3.3)
                                                                =============== ============== ============== ===============
EQUITY SECURITIES NET GAINS..................................    $      18.4                    $     15.8
                                                                ===============                ==============


AGING OF TEMPORARILY IMPAIRED                                            AS OF DECEMBER 31, 2005
DEBT AND EQUITY SECURITIES:                 ---------------------------------------------------------------------------------
($ amounts in millions)                         LESS THAN 12 MONTHS       GREATER THAN 12 MONTHS             TOTAL
                                            --------------------------- -------------------------- --------------------------
                                                FAIR       UNREALIZED      FAIR        UNREALIZED      FAIR       UNREALIZED
                                                VALUE        LOSSES        VALUE         LOSSES        VALUE        LOSSES
                                            ------------ ------------- ------------- ------------- ------------- ------------
DEBT SECURITIES
U.S. government and agency................   $    177.6    $     (3.2)   $    47.9    $     (1.3)   $    225.5    $    (4.5)
State and political subdivision...........         40.0          (1.0)        37.3          (1.2)         77.3         (2.2)
Foreign government........................         41.1          (0.6)        10.6          (0.3)         51.7         (0.9)
Corporate.................................      2,599.5         (59.5)       790.7         (31.6)      3,390.2        (91.1)
Mortgage-backed...........................      1,507.4         (26.8)       326.4          (9.4)      1,833.8        (36.2)
Other asset-backed........................        309.2          (4.6)       205.4          (4.8)        514.6         (9.4)
                                            ------------- ------------- ------------ ------------- ------------- ------------
DEBT SECURITIES...........................   $  4,674.8    $    (95.7)   $ 1,418.3    $    (48.6)   $  6,093.1    $  (144.3)
COMMON STOCK..............................         46.8          (2.0)        --            --            46.8         (2.0)
                                            ------------- ------------- ------------ ------------- ------------- ------------
TOTAL TEMPORARILY IMPAIRED SECURITIES.....   $  4,721.6    $    (97.7)   $ 1,418.3    $    (48.6)   $  6,139.9    $  (146.3)
                                            ============= ============= ============ ============= ============= ============

AMOUNTS INSIDE THE CLOSED BLOCK...........   $  2,058.4    $    (44.2)   $   340.0    $    (16.3)   $  2,398.4    $   (60.5)
                                            ============= ============= ============ ============= ============= ============

AMOUNTS OUTSIDE THE CLOSED BLOCK..........   $  2,663.2    $    (53.5)   $ 1,078.3    $    (32.3)   $  3,741.5    $   (85.8)
                                            ============= ============= ============ ============= ============= ============

AMOUNTS OUTSIDE THE CLOSED BLOCK
  THAT ARE BELOW INVESTMENT GRADE.........   $    147.8    $     (8.4)   $   106.0    $     (5.5)   $    253.8    $   (13.9)
                                            ============= ============= ============ ============= ============= ============

AFTER OFFSETS FOR DEFERRED ACQUISITION
  COST ADJUSTMENT AND TAXES...............                 $     (2.6)                $     (1.4)                 $    (4.0)
                                                          =============              =============               ============

These securities are considered to be temporarily impaired at December 31, 2005 as each of these securities has performed, and is expected to continue to perform, in accordance with their original contractual terms.

AGING OF TEMPORARILY IMPAIRED                                            AS OF DECEMBER 31, 2004
DEBT AND EQUITY SECURITIES:                  --------------------------------------------------------------------------------
($ amounts in millions)                          LESS THAN 12 MONTHS       GREATER THAN 12 MONTHS             TOTAL
                                             --------------------------- -------------------------- -------------------------
                                                 FAIR       UNREALIZED      FAIR       UNREALIZED      FAIR       UNREALIZED
                                                 VALUE        LOSSES        VALUE        LOSSES        VALUE        LOSSES
                                             ------------ ------------- ------------ -------------- ------------ ------------
DEBT SECURITIES
U.S. government and agency................    $     85.6   $     (1.4)   $      4.9   $     (0.3)   $     90.5   $    (1.7)
State and political subdivision...........          41.6         (1.2)          9.0         (0.4)         50.6        (1.6)
Foreign government........................          --           --            10.6         (0.3)         10.6        (0.3)
Corporate.................................       1,212.6        (16.1)        418.8        (23.4)      1,631.4       (39.5)
Mortgage-backed...........................         589.4         (4.8)        113.6         (1.7)        703.0        (6.5)
Other asset-backed........................         444.6         (5.3)         96.8        (15.0)        541.4       (20.3)
                                             ------------ ------------- ------------ ------------- ------------ ------------
DEBT SECURITIES...........................    $  2,373.8   $    (28.8)   $    653.7   $    (41.1)   $  3,027.5   $   (69.9)
COMMON STOCK..............................          15.3         (2.4)          5.4         (0.9)         20.7        (3.3)
                                             ------------ ------------- ------------ ------------- ------------ ------------
TOTAL TEMPORARILY IMPAIRED SECURITIES.....    $  2,389.1   $    (31.2)   $    659.1   $    (42.0)   $  3,048.2   $   (73.2)
                                             ============ ============= ============ ============= ============ ============

AMOUNTS INSIDE THE CLOSED BLOCK...........    $    702.0   $    (10.7)   $    347.9   $    (16.2)   $  1,049.9   $   (26.9)
                                             ============ ============= ============ ============= ============ ============

AMOUNTS OUTSIDE THE CLOSED BLOCK..........    $  1,687.1   $    (20.5)   $    311.2   $    (25.8)   $  1,998.3   $   (46.3)
                                             ============ ============= ============ ============= ============ ============

AMOUNTS OUTSIDE THE CLOSED BLOCK
  THAT ARE BELOW INVESTMENT GRADE.........    $     66.8   $     (2.2)   $     68.3   $    (12.2)   $    135.1   $   (14.4)
                                             ============ ============= ============ ============= ============ ============

AFTER OFFSETS FOR DEFERRED ACQUISITION                     $     (0.8)                $     (4.5)                $    (5.3)
  COST ADJUSTMENT AND TAXES...............                =============              =============              ============

These securities are considered to be temporarily impaired at December 31, 2004 as each of these securities has performed, and is expected to continue to perform, in accordance with their original contractual terms.

MORTGAGE LOANS AND REAL ESTATE

We report mortgage loans at unpaid principal balances, net of valuation reserves on impaired mortgages. We consider a mortgage loan to be impaired if we believe it is probable that we will be unable to collect all amounts of contractual interest and principal as scheduled in the loan agreement. We do not accrue interest income on impaired mortgage loans when the likelihood of collection is doubtful.

We estimate the fair value of mortgage loans by discounting the present value of scheduled loan payments. We base the discount rate on the comparable U.S. Treasury rates for loan durations plus spreads of 130 to 800 basis points, depending on our internal quality ratings of the loans. For in-process-of-foreclosure or defaulted loans, we estimate fair value as the lower of the underlying collateral value or the loan balance.

Mortgage loans are collateralized by the related properties and are generally no greater than 75% of the properties' value at the time the loans are originated.

CARRYING VALUE OF INVESTMENTS IN MORTGAGE LOANS                                      AS OF DECEMBER 31,
($ amounts in millions)                                          -----------------------------------------------------------
                                                                             2005                          2004
                                                                 ----------------------------- -----------------------------
                                                                    CARRYING                      CARRYING
                                                                      VALUE       FAIR VALUE        VALUE       FAIR VALUE
                                                                 -------------- -------------- -------------- --------------
PROPERTY TYPE
Apartment buildings..........................................     $      39.9    $      38.2    $      81.8    $      82.8
Office buildings.............................................            14.4           13.8           18.0           18.2
Retail stores................................................            62.1           59.5           92.5           93.6
Industrial buildings.........................................            22.8           21.8           25.4           25.7
Other........................................................             0.1            0.1            0.1            0.1
                                                                 -------------- -------------- -------------- --------------
Subtotal.....................................................           139.3          133.4          217.8          220.4
  Less:  Valuation allowances................................           (10.7)          --             (9.9)          --
                                                                 -------------- -------------- -------------- --------------
MORTGAGE LOANS...............................................     $     128.6    $     133.4    $     207.9    $     220.4
                                                                 ============== ============== ============== ==============

Amounts applicable to the closed block.......................     $     109.9    $     105.2    $     181.9    $     184.1
                                                                 ============== ============== ============== ==============

The carrying values of delinquent or in-process-of-foreclosure mortgage loans as of December 31, 2005 and 2004 were $8.2 million and $0.0 million, respectively. The carrying values of mortgage loans on which the payment terms have been restructured or modified were $10.5 million and $12.9 million as of December 31, 2005 and 2004, respectively. We have provided valuation allowances for restructured or modified mortgage loans.

MORTGAGE LOAN VALUATION ALLOWANCE ACTIVITY:                                               YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                        --------------------------------------------
                                                                                    2005           2004           2003
                                                                               -------------- -------------- --------------

Valuation allowance, beginning of year.......................................   $       9.9    $      12.8    $      15.5
Additions charged to income..................................................           0.8           --              0.8
Deductions for write-offs and disposals......................................          --             (2.9)          (3.5)
                                                                               -------------- -------------- --------------
VALUATION ALLOWANCE, END OF YEAR.............................................   $      10.7    $       9.9    $      12.8
                                                                               ============== ============== ==============

During the three years ended December 31, 2005, the amount of interest that was foregone due to the restructuring of mortgage loans and to non-income producing loans was not material to our consolidated financial statements. Refinancing of mortgage loans was not material in any of the three years ended December 31, 2005.

VENTURE CAPITAL PARTNERSHIPS

We invest as a limited partner in venture capital limited partnerships. Generally, these partnerships focus on early-stage ventures, primarily in the information technology and life science industries and leveraged buyout funds. We also have direct equity investments in leveraged buyouts and corporate acquisitions.

We record our equity in the earnings of venture capital partnerships in net investment income using the most recent financial information received from the partnerships and estimating the change in our share of partnership earnings for significant changes in equity market conditions during the quarter to eliminate the effect of any lag in reporting. We estimate the change in valuation each quarter by applying a public industry sector index if there has been a material shift in the S&P index, either upward or downward.

NET INVESTMENT INCOME RELATED TO VENTURE CAPITAL PARTNERSHIPS:                            YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                        --------------------------------------------
                                                                                    2005           2004           2003
                                                                               -------------- -------------- --------------

Net realized gains on partnership cash and stock distributions...............   $      27.0    $      13.7    $      17.4
Net unrealized gains (losses) on partnership investments.....................          (6.6)          14.4           38.2
Partnership operating expenses...............................................           3.4           (2.6)          (6.6)
                                                                               -------------- -------------- --------------
NET INVESTMENT INCOME........................................................   $      23.8    $      25.5    $      49.0
                                                                               ============== ============== ==============

Amounts applicable to the closed block.......................................   $       9.0    $       6.2    $      12.8
                                                                               ============== ============== ==============

As indicated above, we record our equity in earnings of venture capital partnerships based on the most recent financial information and by estimating the earnings for any lag in partnership reporting. As a result, the effect of our adjusting our estimates to actual results reflected in partnership financial statements was to increase net investment income as follows:

ADJUSTMENT OF VENTURE CAPITAL INVESTMENT INCOME                                           YEAR ENDED DECEMBER 31,
RELATED TO RECEIPT OF FINANCIAL STATEMENTS:                                    --------------------------------------------
($ amounts in millions)                                                             2005           2004           2003
                                                                               -------------- -------------- --------------

Closed block.................................................................   $      (1.2)   $       1.0    $      --
General account..............................................................         (13.4)           6.8           33.4
                                                                               -------------- -------------- --------------
TOTAL........................................................................   $     (14.6)   $       7.8    $      33.4
                                                                               ============== ============== ==============

INVESTMENT ACTIVITY IN VENTURE CAPITAL PARTNERSHIPS:                                     YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                        --------------------------------------------
                                                                                    2005           2004           2003
                                                                               -------------- -------------- --------------

Contributions................................................................   $      66.0    $      59.2    $      41.3
Equity in earnings of partnerships...........................................          23.8           25.5           49.0
Distributions................................................................         (94.6)         (64.3)         (43.6)
Proceeds from sale of partnership interests..................................         (91.5)          --            (26.1)
Realized loss on sale of partnership interests...............................         (13.9)          --            (14.3)
                                                                               -------------- -------------- --------------
Change in venture capital partnerships.......................................        (110.2)          20.4            6.3
Venture capital partnership investments, beginning of period.................         255.3          234.9          228.6
                                                                               -------------- -------------- --------------
VENTURE CAPITAL PARTNERSHIP INVESTMENTS, END OF PERIOD.......................   $     145.1    $     255.3    $     234.9
                                                                               ============== ============== ==============

AMOUNTS APPLICABLE TO CLOSED BLOCK...........................................   $      73.4    $      52.4    $      38.6
                                                                               ============== ============== ==============

There were $105.1 million and $136.5 million in unfunded commitments outstanding at December 31, 2005 and 2004, respectively. Of these, $91.6 million and $83.0 million were applicable to the closed block.

In 2005, we entered into an agreement to sell $138.5 million of the venture capital assets held in the open block to an outside party. We closed the sale of approximately 76% of these funds in 2005. The carrying value of the funds sold in 2005 was $98.8 million. A related pre-tax realized loss of $13.9 million was recognized in 2005.

In February 2003, we sold a 50% interest in certain of our venture capital partnerships to an outside party and transferred the remaining 50% interest to our closed block. The carrying value of the partnerships sold and transferred totaled $52.2 million after realizing a loss of $14.3 million.

AFFILIATE EQUITY AND DEBT SECURITIES

Our investments in affiliate equity securities represent investments in operating entities in which we own less than a majority of the outstanding common stock and where we exercise significant influence over the operating and financial policies of the companies. We use the equity method of accounting for our investments in common stock of these affiliates. We evaluate our equity method investments for an other-than-temporary impairment at each balance sheet date considering quantitative and qualitative factors including quoted market price of underlying equity securities, the duration the carrying value is in excess of fair value and historical and projected earnings and cash flow capacity.

We present affiliate debt securities in the available-for-sale debt securities caption. There were no affiliate debt securities held at December 31, 2005 or 2004.

CARRYING VALUE AND COST OF AFFILIATE SECURITIES:                                                  AS OF DECEMBER 31, 2003
($ amounts in millions)                                                                        -----------------------------
                                                                                                  CARRYING
                                                                                                    VALUE          COST
                                                                                               -------------- --------------

Aberdeen common stock.......................................................................    $      38.3    $      20.0
Other.......................................................................................            9.2           18.9
                                                                                               -------------- --------------
AFFILIATE EQUITY SECURITIES.................................................................    $      47.5    $      38.9
                                                                                               ============== ==============

The cost basis of Aberdeen common stock is adjusted to reflect an other-than-temporary impairment of $89.1 million, which we recognized as a realized investment loss in 2003.

SOURCES OF EARNINGS FROM AFFILIATE SECURITIES:                                                     YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                                        -----------------------------
                                                                                                    2004           2003
                                                                                               -------------- --------------

Aberdeen common stock dividends.............................................................    $       3.0    $       2.7
Equity in Aberdeen undistributed loss.......................................................          (21.9)          (2.0)
Other.......................................................................................            1.7           (2.7)
                                                                                               -------------- --------------
AFFILIATE EQUITY SECURITIES INVESTMENT LOSS.................................................    $     (17.2)   $      (2.0)
                                                                                               ============== ==============

Aberdeen convertible notes and bonds........................................................    $       2.0    $       2.5
Aberdeen 5.875% convertible notes...........................................................           --              0.1
                                                                                               -------------- --------------
AFFILIATE DEBT SECURITIES INVESTMENT INCOME.................................................    $       2.0    $       2.6
                                                                                               ============== ==============

There were no earnings from affiliate debt securities during 2005.

ABERDEEN. As of December 31, 2004 and 2003, we owned 38.1 million shares of Aberdeen common stock, which represented 16.5% of its then outstanding common shares. We acquired these shares between 1996 and 2001 at a total cost of $109.1 million, which, through November 18, 2004, we accounted for under the equity method of accounting based on our ability to significantly influence Aberdeen's operations.

During 2003, we recorded a non-cash realized investment loss of $89.1 million ($55.0 million after income taxes) related to an other-than-temporary impairment of our equity investment in Aberdeen. In addition, as of December 31, 2003 we owned $27.5 million in Aberdeen convertible subordinated notes which were repaid in full to us on November 19, 2004. Concurrent with this paydown, we relinquished our contractual right to one of two Aberdeen board seats held related to our 16.5% equity interest in Aberdeen at which point we concluded that in our judgment, we no longer had the ability to significantly influence Aberdeen's operations. Accordingly, effective November 19, 2004, we changed our method of accounting for our equity holdings in Aberdeen from the equity method of accounting to the fair value method of accounting under SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities. Based on our intent to sell our equity holdings in Aberdeen in the near-term, we designated our equity holdings as trading securities under the fair value method of accounting. Under the fair value method, the changes in fair value, based on the underlying value of Aberdeen's shares as traded on the London Stock Exchange as compared to our carrying under the equity method, are presented as an after-tax realized investment gain of $55.1 million in our consolidated statement of income for the year ended December 31, 2004. In addition, our 2004 consolidated statement of income includes a $14.7 million after-tax, non-cash charge related to the accounting for our proportionate share of Aberdeen's December 2004 settlement of alleged misselling activities with the United Kingdom's Financial Services Authority. This charge has been accounted for by us under the equity method of accounting as it pre-dates our November 19, 2004 change in accounting for Aberdeen from the equity method to the fair value method.

AFTER-TAX EFFECT OF EQUITY INTEREST IN ABERDEEN:                                          YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                        --------------------------------------------
                                                                                    2005           2004           2003
                                                                               -------------- -------------- --------------

Equity in undistributed earnings (losses) of affiliates......................   $      --      $     (12.3)   $       0.5
Unrealized gain on trading securities........................................          --             55.1           --
Realized investment loss.....................................................          (7.0)          --            (55.0)
                                                                               -------------- -------------- --------------
NET INCOME (LOSS)............................................................   $      (7.0)   $      42.8    $     (54.5)
                                                                               ============== ============== ==============

The carrying value of our equity investment in Aberdeen is $87.3 million at December 31, 2004 and is presented as a trading equity security on our consolidated balance sheet.

On January 14, 2005, we closed the sale to third parties of our equity holdings in Aberdeen for net proceeds of $70.4 million, which resulted in an after-tax realized investment loss of $7.0 million. The January 2005 sale of our equity holdings in Aberdeen completed our disposition of our direct financial interests in Aberdeen.

POLICY LOANS AND OTHER INVESTED ASSETS

Policy loans are carried at their unpaid principal balances and are collateralized by the cash values of the related policies. We estimate the fair value of fixed rate policy loans by discounting loan interest and loan repayments. We base the discount rate on the 10-year U.S. Treasury rate. We assume that loan interest payments are made at the fixed rate less 17.5 basis points and that loan repayments only occur as a result of anticipated policy lapses. For variable rate policy loans, we consider the unpaid loan balance as fair value, as interest rates on these loans are reset annually based on market rates.

Other investments primarily include leveraged lease investments and other partnership and joint venture interests. Leveraged lease investments represent the net amount of the estimated residual value of the lease assets, rental receivables and unearned and deferred income to be allocated over the lease term. Investment income is calculated using the interest method and is recognized only in periods in which the net investment is positive. Other partnership and joint venture interests in which we do not have control or a majority ownership interest are recorded using the equity method of accounting. These investments include affordable housing, mezzanine and other partnership interests.

Our derivative instruments primarily include interest rate swap agreements. We report these contracts at fair values, which are based on current settlement values. These values are determined by brokerage quotes that utilize pricing models or formulas based on current assumptions for the respective agreements.

OTHER INVESTED ASSETS:                                                                               AS OF DECEMBER 31,
($ amounts in millions)                                                                        -----------------------------
                                                                                                    2005           2004
                                                                                               -------------- --------------

Transportation and other equipment leases...................................................    $      63.6    $      67.8
Separate account equity investments.........................................................           17.2           40.0
Mezzanine partnerships......................................................................           75.0           61.7
Affordable housing partnerships.............................................................           22.8           23.4
Derivative instruments (Note 12)............................................................            8.6           19.4
Other affiliate investments.................................................................            5.7            8.8
Real estate.................................................................................           64.6           70.1
Other partnership interests.................................................................           51.1           76.3
                                                                                               -------------- --------------
OTHER INVESTED ASSETS.......................................................................    $     308.6    $     367.5
                                                                                               ============== ==============

Amounts applicable to the closed block......................................................    $      69.3    $      60.0
                                                                                               ============== ==============

NET INVESTMENT INCOME AND NET REALIZED INVESTMENT GAINS (LOSSES)

We recognize realized investment gains and losses on asset dispositions on a first-in, first-out basis and when declines in fair value of debt and equity securities are considered to be other-than-temporary. The cost basis of these written down investments is adjusted to fair value at the date the determination of impairment is made and the new cost basis is not changed for subsequent recoveries in value. The closed block policyholder dividend obligation, applicable deferred policy acquisition costs and applicable income taxes, which offset realized investment gains and losses, are each reported separately as components of net income.

SOURCES OF NET INVESTMENT INCOME:                                                         YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                        --------------------------------------------
                                                                                    2005           2004           2003
                                                                               -------------- -------------- --------------

Debt securities..............................................................   $     797.3    $     774.4    $     767.0
Equity securities............................................................           6.3            3.2            2.1
Mortgage loans...............................................................          20.2           22.5           32.6
Venture capital partnerships.................................................          23.8           25.5           49.0
Affiliate equity securities..................................................          --             --             --
Policy loans.................................................................         165.8          167.1          171.7
Other investments............................................................          47.8           48.8           35.0
Cash and cash equivalents....................................................           6.0            4.4            6.8
                                                                               -------------- -------------- --------------
Total investment income......................................................       1,067.2        1,045.9        1,064.2
  Less:  Investment expenses.................................................           8.6           18.0           18.2
                                                                               -------------- -------------- --------------
NET INVESTMENT INCOME, GENERAL ACCOUNT INVESTMENTS...........................       1,058.6        1,027.9        1,046.0
Debt and equity securities pledged as collateral (Note 7)....................          33.9           40.1           52.2
                                                                               -------------- -------------- --------------
NET INVESTMENT INCOME........................................................   $   1,092.5    $   1,068.0    $   1,098.2
                                                                               ============== ============== ==============

Amounts applicable to the closed block.......................................   $     556.5    $     560.0    $     573.1
                                                                               ============== ============== ==============

For 2005, 2004 and 2003, net investment income was lower by $15.4 million, $9.5 million and $10.4 million, respectively, due to non-income producing debt securities. Of these amounts, $12.1 million, $5.8 million and $5.5 million, respectively, related to the closed block.

SOURCES OF REALIZED INVESTMENT GAINS (LOSSES):                                            YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                        --------------------------------------------
                                                                                    2005           2004           2003
                                                                               -------------- -------------- --------------

Debt security impairments....................................................   $     (31.2)   $     (15.5)   $     (76.1)
Equity security impairments..................................................          (2.1)          (1.5)          (4.3)
Mortgage loan impairments....................................................          (0.8)          --             (4.1)
Venture capital partnership impairments......................................          --             --             (4.6)
Affiliate equity security impairments........................................          --            (11.0)         (96.9)
Other invested asset impairments.............................................          --             (3.3)         (16.5)
Debt and equity securities pledged as collateral impairments.................          (1.2)         (16.6)          (8.3)
                                                                               -------------- -------------- --------------
IMPAIRMENT LOSSES............................................................         (35.3)         (47.9)        (210.8)
                                                                               -------------- -------------- --------------
Debt security transaction gains..............................................          19.2           39.0           93.7
Debt security transaction losses.............................................         (37.2)         (10.6)         (28.9)
Equity security transaction gains............................................           5.8           17.7           58.8
Equity security transaction losses...........................................         (12.5)          (5.9)          (9.2)
Mortgage loan transaction gains (losses).....................................          --              0.2           (1.3)
Venture capital partnership transaction losses...............................         (13.9)          --             (9.7)
Affiliate equity security gains..............................................          14.4           --             --
Affiliate equity security losses.............................................         (10.7)          --             --
Real estate transaction losses...............................................          (0.6)          --             --
Debt and equity securities pledged as collateral gains.......................           2.5           --             --
Other invested asset transaction gains.......................................          15.1            5.5            9.4
                                                                               -------------- -------------- --------------
NET TRANSACTION GAINS (LOSSES)...............................................         (17.9)          45.9          112.8
                                                                               -------------- -------------- --------------
NET REALIZED INVESTMENT LOSSES...............................................   $     (53.2)   $      (2.0)   $     (98.0)
                                                                               -------------- -------------- --------------

Net realized investment losses...............................................   $     (53.2)   $      (2.0)   $     (98.0)
                                                                               -------------- -------------- --------------
Applicable closed block policyholder dividend obligation (reduction).........         (12.4)           3.7           (5.9)
Applicable deferred policy acquisition costs (benefit).......................         (14.7)          (0.4)          (4.1)
Applicable deferred income taxes (benefit)...................................           9.2            3.1          (35.6)
                                                                               -------------- -------------- --------------
Offsets to realized investment gains.........................................         (17.9)           6.4          (45.6)
                                                                               -------------- -------------- --------------
NET REALIZED INVESTMENT LOSSES INCLUDED IN NET INCOME........................   $     (35.3)   $      (8.4)   $     (52.4)
                                                                               ============== ============== ==============

Included in realized impairment losses on debt and equity securities pledged as collateral above, are impairments relating to our direct investments in the consolidated collateralized obligation trusts of $3.7 million and $5.9 million for 2004 and 2003, respectively. We did not have any impairments relating to our direct investments in the consolidated collateralized obligation trusts in 2005.

UNREALIZED INVESTMENT GAINS (LOSSES)

We recognize unrealized investment gains and losses on investments in debt and equity securities that we classify as available-for-sale. These gains and losses are reported as a component of other comprehensive income, net of the closed block policyholder dividend obligation, applicable DAC and applicable deferred income taxes.

SOURCES OF CHANGES IN NET UNREALIZED INVESTMENT GAINS (LOSSES):                           YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                        --------------------------------------------
                                                                                    2005           2004           2003
                                                                               -------------- -------------- --------------

Debt securities..............................................................   $    (313.0)   $     (27.1)   $     (66.1)
Equity securities............................................................           2.6            0.2          (27.7)
Debt and equity securities pledged as collateral.............................         (93.3)           7.8          116.4
Other investments............................................................          (7.5)          --              4.9
                                                                               -------------- -------------- --------------
NET CHANGES IN UNREALIZED INVESTMENT GAINS (LOSSES)..........................   $    (411.2)   $     (19.1)   $      27.5
                                                                               ============== ============== ==============

Net unrealized investment gains (losses).....................................   $    (411.2)   $     (19.1)   $      27.5
                                                                               -------------- -------------- --------------
Applicable policyholder dividend obligation..................................        (194.8)           3.6          (45.5)
Applicable deferred policy acquisition costs.................................         (70.5)          (7.7)         (12.4)
Applicable deferred income tax benefit.......................................         (20.1)          (9.8)          (5.4)
                                                                               -------------- -------------- --------------
Offsets to net unrealized investment gains...................................        (285.4)         (13.9)         (63.3)
                                                                               -------------- -------------- --------------
NET CHANGES IN UNREALIZED INVESTMENT GAINS (LOSSES)                             $    (125.8)   $      (5.2)   $      90.8
  INCLUDED IN OTHER COMPREHENSIVE INCOME (NOTE 10)...........................  ============== ============== ==============

INVESTING CASH FLOWS

Cash and cash equivalents consist of cash and short-term investments with original maturities of 90 days or less.

INVESTMENT PURCHASES, SALES, REPAYMENTS AND MATURITIES:                                   YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                        --------------------------------------------
                                                                                    2005           2004           2003
                                                                               -------------- -------------- --------------

Debt security purchases......................................................   $  (4,500.4)   $  (4,052.9)   $  (5,385.4)
Equity security purchases....................................................        (150.8)         (66.3)        (125.4)
Venture capital partnership investments......................................         (65.7)         (59.3)         (41.6)
Other invested asset purchases...............................................         (87.3)         (25.8)         (27.2)
Policy loan advances, net....................................................         (48.3)          44.7          (31.9)
                                                                               -------------- -------------- --------------
INVESTMENT PURCHASES.........................................................   $  (4,852.4)   $  (4,159.6)   $  (5,611.5)
                                                                               ============== ============== ==============

Debt securities sales........................................................   $   2,925.8    $   2,405.2    $   2,124.7
Debt securities maturities and repayments....................................       1,367.6        1,483.0        1,792.0
Equity security sales........................................................         225.4          111.2          235.7
Mortgage loan maturities and principal repayments............................          79.2           77.2          180.3
Venture capital partnership capital distributions............................         185.9           59.4           54.2
Affiliate securities sales...................................................          --              1.0           --
Real estate and other invested assets sales..................................          17.8           76.8           30.3
                                                                               -------------- -------------- --------------
INVESTMENT SALES, REPAYMENTS AND MATURITIES..................................   $   4,801.7    $   4,213.8    $   4,417.2
                                                                               ============== ============== ==============

The maturities of general account debt securities and mortgage loans, by contractual sinking fund payment and maturity, as of December 31, 2005 are summarized in the following table. Actual maturities will differ from contractual maturities as certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties, we have the right to put or sell certain obligations back to the issuers and we may refinance mortgage loans. Refinancing of mortgage loans was not significant during the three years ended 2005.

MATURITIES OF DEBT SECURITIES AND MORTGAGE LOANS:                                                MORTGAGE
($ amounts in millions)                                                             DEBT         LOANS AT
                                                                                 SECURITIES      CARRYING
                                                                                  AT COST          VALUE         TOTAL
                                                                               -------------- -------------- --------------

Due in one year or less......................................................   $     315.8    $      25.0    $     340.8
Due after one year through five years........................................       2,278.8           57.8        2,336.6
Due after five years through ten years.......................................       3,789.4           29.8        3,819.2
Due after ten years..........................................................       6,746.9           16.0        6,762.9
                                                                               -------------- -------------- --------------

TOTAL........................................................................   $  13,130.9    $     128.6    $  13,259.5
                                                                               ============== ============== ==============


4.   GOODWILL AND OTHER INTANGIBLE ASSETS

We do not record amortization expense on goodwill and other intangible assets with indefinite lives. For goodwill and indefinite-lived intangible assets, we perform impairment tests at least annually. To test for impairments, we calculate the fair value of the reporting unit based on the sum of a multiple of revenue and the fair value of the unit's tangible net assets. We compare the calculated fair value to the recorded values and record an impairment, if warranted.

GROSS AND NET CARRYING AMOUNTS OF GOODWILL AND                                     YEAR ENDED DECEMBER 31,
OTHER INTANGIBLE ASSETS:                                        -----------------------------------------------------------
($ amounts in millions)                                                      2005                          2004
                                                                ----------------------------- -----------------------------
                                                                     GROSS           NET           GROSS          NET
                                                                -------------- -------------- -------------- --------------

Goodwill.....................................................    $       5.8    $       4.5    $       5.8    $       4.5
Other........................................................            3.2            0.6            3.2            0.6
                                                                -------------- -------------- -------------- --------------
GOODWILL AND OTHER INTANGIBLE ASSETS.........................    $       9.0    $       5.1    $       9.0    $       5.1
                                                                ============== ============== ============== ==============

No amortization of intangible assets is expected over the next five years.


5.   FINANCING ACTIVITIES

INDEBTEDNESS

We record indebtedness at unpaid principal balances of each instrument. For purposes of fair value disclosures, we determine the fair value of indebtedness based on contractual cash flows discounted at market rates.

INDEBTEDNESS:                                                                         AS OF DECEMBER 31,
($ amounts in millions)                                         -----------------------------------------------------------
                                                                             2005                          2004
                                                                ----------------------------- -----------------------------
                                                                   CARRYING         FAIR         CARRYING        FAIR
                                                                     VALUE          VALUE          VALUE         VALUE
                                                                -------------- -------------- -------------- --------------

6.95% surplus notes..........................................    $      30.2    $      30.7    $      30.2    $      34.4
7.15% surplus notes..........................................          173.9          183.4          173.9          174.8
                                                                -------------- -------------- -------------- --------------
TOTAL INDEBTEDNESS...........................................    $     204.1    $     214.1    $     204.1    $     209.2
                                                                ============== ============== ============== ==============

Our 6.95% and 7.15% surplus notes are due December 1, 2006 and December 15, 2034, respectively. The carrying value of the 2034 notes is net of $1.1 million of unamortized original issue discount. Interest payments are at an annual rate of 6.95% and 7.15%, respectively, require the prior approval of the Superintendent of Insurance of the State of New York and may be made only out of surplus funds which the Superintendent determines to be available for such payments under New York insurance law. The 6.95% notes have no early redemption provisions. The 7.15% notes may be redeemed at our option at any time at the "make-whole" redemption price set forth in the offering circular. New York insurance law provides that the notes are not part of our legal liabilities. On December 15, 2004, we repurchased $144.8 million of the previously issued $175.0 million outstanding principal on our 6.95% notes and recognized an after-tax charge of $6.4 million for costs incurred, including the tender premium. Concurrent with the closing of the tender, we issued the $175.0 million 7.15% notes.

On November 22, 2004, The Phoenix Companies, Inc. entered into a $150.0 million three-year, unsecured senior revolving credit facility to replace our prior $150.0 million credit facility. Potential borrowers on the new credit line are The Phoenix Companies, Inc., Phoenix Investment Partners and Phoenix Life. The Phoenix Companies unconditionally guarantees any loans under this new facility to Phoenix Life and Phoenix Investment Partners. Base rate loans will bear interest at the greater of Wachovia Bank, National Association's prime commercial rate or the federal funds rate plus 0.50%. Eurodollar rate loans will bear interest at LIBOR plus an applicable percentage based on our Standard & Poor's and Moody's ratings. Phoenix Investment Partners has taken a $25 million draw on this facility at the Eurodollar rate.

INTEREST EXPENSE ON INDEBTEDNESS:                                                         YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                        --------------------------------------------
                                                                                    2005           2004           2003
                                                                               -------------- -------------- --------------

INTEREST EXPENSE INCURRED....................................................   $      14.7    $      12.8    $      12.2
                                                                               ============== ============== ==============
INTEREST PAID................................................................   $      14.6    $      12.6    $      12.2
                                                                               ============== ============== ==============


6.   SEPARATE ACCOUNT ASSETS AND LIABILITIES

Separate account products are those for which a separate investment and liability account is maintained on behalf of the policyholder. Investment objectives for these separate accounts vary by fund account type, as outlined in the applicable fund prospectus or separate account plan of operations. Our separate account products include variable annuities and variable life insurance contracts.

Separate account assets and liabilities related to policyholder funds are carried at market value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and the related liability increases are excluded from benefits and expenses. Fees assessed to the contractholders for management services are included in revenues when services are rendered.


7.   INVESTMENTS PLEDGED AS COLLATERAL AND NON-RECOURSE COLLATERALIZED
     OBLIGATIONS

We are involved with various entities in the normal course of business that may be deemed to be variable interest entities and, as a result, we may be deemed to hold interests in those entities. In particular, our asset management serves as the investment advisor to eight collateralized obligation trusts that were organized to take advantage of bond market arbitrage opportunities, including the two in the table below. These eight collateralized obligation trusts are investment trusts with aggregate assets of $2.5 billion that are primarily invested in a variety of fixed income securities acquired from third parties. These collateralized obligation trusts, in turn, issued tranched collateralized obligations and residual equity securities to third parties, as well as to our general account. Our asset management affiliates earned advisory fees of $8.8 million, $8.0 million and $10.4 million during the years ended December 31, 2005, 2004 and 2003, respectively. These advisory fees are either recorded as investment product fees for unconsolidated trusts or reflected as investment income on debt and equity securities pledged as collateral, net of interest expense on collateralized obligations and applicable minority interest related to third-party equity investments for consolidated trusts on our consolidated statement of income. The collateralized obligation trusts reside in bankruptcy remote SPEs for which we provide neither recourse nor guarantees. Accordingly, our financial exposure to these collateralized obligation trusts stems from our general account direct investment in certain debt or equity securities issued by these collateralized obligation trusts. Our maximum exposure to loss with respect to our direct investment in the eight collateralized obligation trusts is $45.5 million at December 31, 2005 ($0.0 million of which relates to trusts that are consolidated). Of that exposure, $34.3 million ($0.0 million of which relates to trust that are consolidated) relates to investment grade debt securities and loss of management fees.

Prior to September 30, 2005, we consolidated Phoenix-Mistic 2002-1 CDO, Ltd., or Mistic, which was redeemed during the third quarter of 2005. Upon redemption, this issue was liquidated and the remaining assets of the trust, in excess of remaining liabilities, were distributed to the trust's equity investors, including us, pro rata based upon the amounts originally invested. Liquidation of this trust resulted in a reduction to zero of all of our assets, liabilities and accumulated other comprehensive income associated with this trust, with our share of the residual balance recorded to earnings. As a result of this liquidation, we recognized $3.4 million of prepayment fees, $3.9 million of realized investment gains and a reversal of $1.3 million of impairments taken previously under FIN 46-R when Mistic was consolidated on our balance sheet.

We consolidated two collateralized obligation trusts as of December 31, 2005 and three as of December 31, 2004 and 2003. As of December 31, 2005, our direct investment in the two consolidated collateralized obligation trusts is $0.0 million. We recognized investment income on debt and equity securities pledged as collateral, net of interest expense on collateralized obligations and applicable minority interest, of $5.0 million, $3.4 million and $3.6 million for the years ended December 31, 2005, 2004 and 2003, respectively, related to these consolidated obligation trusts.

Six variable interest entities not consolidated by us under FIN 46(R) represent collateralized obligation trusts with approximately $2.2 billion of investment assets pledged as collateral. Our general account's direct investment in these unconsolidated variable interest entities is $45.5 million ($34.3 million of which are investment grade debt securities at December 31, 2005). We recognized investment advisory fee revenues related to the unconsolidated variable interest entities of $3.9 million, $4.6 million and $6.8 million for the years ended December 31, 2005, 2004 and 2003, respectively.

CONSOLIDATED VARIABLE INTEREST ENTITIES:                                                            AS OF DECEMBER 31,
($ in millions)                                                                                -----------------------------
                                                                                                    2005           2004
                                                                                               -------------- --------------
ASSETS PLEDGED AS COLLATERAL, AT FAIR VALUE
Phoenix CDO I...............................................................................    $      54.2    $      94.4
Phoenix CDO II..............................................................................          267.8          294.5
Phoenix-Mistic 2002-1 CDO...................................................................           --            967.0
                                                                                               -------------- --------------
TOTAL.......................................................................................    $     322.0    $   1,355.9
                                                                                               ============== ==============

NON-RECOURSE COLLATERALIZED OBLIGATIONS
Phoenix CDO I (March 2011 maturity).........................................................    $      93.1    $     127.3
Phoenix CDO II (December 2012 mandatorily redeemable).......................................          296.8          329.4
Phoenix-Mistic 2002-1 CDO (September 2014 maturity).........................................           --            898.5
                                                                                               -------------- --------------
TOTAL.......................................................................................    $     389.9    $   1,355.2
                                                                                               ============== ==============

Assets pledged as collateral consist of available-for-sale debt and equity securities at fair value of $304.4 million and $1,278.8 million at December 31, 2005 and 2004, respectively. In addition, cash and accrued investment income of $17.6 million and $77.1 million are included in these amounts at December 31, 2005 and 2004, respectively.

Non-recourse collateralized obligations are comprised of callable collateralized obligations of $371.2 million and $1,253.4 million at December 31, 2005 and 2004, respectively, and non-recourse derivative cash flow hedge liability of $18.7 million (notional amount of $210.8 million with maturity of June 1, 2009) and $101.8 million (notional amount of $1,118.2 million with maturities of 2005-2013) at December 31, 2004 and 2003, respectively. Minority interest liabilities related to third-party equity investments in the consolidated variable interest entities is $0.0 million and $37.7 million at December 31, 2005 and 2004, respectively.

Collateralized obligations for which PXP is the sponsor and actively manages the assets, where we are deemed to be a primary beneficiary as a result of our variable interests, and where there is not a significant amount of outside third-party equity investment in the trust, are consolidated in our financial statements. Our financial exposure is limited to our share of equity and bond investments in these vehicles held in our general account as available-for-sale debt and equity securities, as applicable, and there are no financial guarantees from, or recourse, to us, for these collateralized obligation trusts.

Debt and equity securities pledged as collateral are recorded at fair value with any applicable unrealized investment gains or losses reflected as a component of accumulated other comprehensive income, net of applicable minority interest. We recognize realized investment losses on debt and equity securities in these collateralized obligations when declines in fair values, in our judgment, are considered to be other-than-temporarily impaired. Non-recourse obligations issued by the consolidated collateralized obligation trusts at face value and are recorded at unpaid principal balance. Non-recourse derivative cash flow hedges are carried on our consolidated balance sheet at fair value with an offsetting amount recorded in accumulated other comprehensive income.

                                                                                            AS OF AND FOR THE
EFFECT OF CONSOLIDATION OF COLLATERALIZED OBLIGATION TRUSTS:                              YEAR ENDED DECEMBER 31,
($ in millions)                                                                --------------------------------------------
                                                                                    2005           2004           2003
                                                                               -------------- -------------- --------------

Increase (decrease) in net income or (increase) in net loss..................   $       1.3    $     (12.9)   $      (2.4)
                                                                               ============== ============== ==============
Reduction to stockholders' equity............................................   $     (67.9)   $     (67.5)   $     (77.3)
                                                                               ============== ============== ==============

The above non-cash credits (charges) to earnings and stockholders' equity primarily relate to realized and unrealized investment losses within the collateralized obligation trusts. Upon maturity or other liquidation of the trusts, the fair value of the investments pledged as collateral will be used to settle the non-recourse collateralized obligations with any shortfall in such investments inuring to the third-party note and equity holders. To the extent there remains a recorded liability for non-recourse obligations after all the assets pledged as collateral are exhausted, such amount will be reduced to zero with a corresponding benefit to earnings. Accordingly, these investment losses and any future investment losses under this method of consolidation will ultimately reverse upon the maturity or other liquidation of the non-recourse collateralized obligations. These non-recourse obligations mature between 2011 through 2012 but contain call provisions. The call provisions may be triggered at the discretion of the equity investors based on market conditions and are subject to certain contractual limitations.

GAAP requires us to consolidate all the assets and liabilities of these collateralized obligation trusts which results in the recognition of realized and unrealized losses even though we have no legal obligation to fund such losses in the settlement of the collateralized obligations. The FASB continues to evaluate, through the issuance of FASB staff positions, the various technical implementation issues related to consolidation accounting. We will continue to assess the impact of any new implementation guidance issued by the FASB as well as evolving interpretations among accounting professionals. Additional guidance and interpretations may affect our application of consolidation accounting in future periods.

FAIR VALUE AND COST OF  DEBT AND EQUITY SECURITIES
PLEDGED AS COLLATERAL:                                                               AS OF DECEMBER 31,
($ in millions)                                                 -----------------------------------------------------------
                                                                             2005                          2004
                                                                ----------------------------- -----------------------------
                                                                  FAIR VALUE        COST        FAIR VALUE        COST
                                                                -------------- -------------- -------------- --------------

Debt securities pledged as collateral........................    $     304.1    $     278.9    $   1,276.9    $   1,159.9
Equity securities pledged as collateral......................            0.3            0.3            1.9            0.4
                                                                -------------- -------------- -------------- --------------
TOTAL DEBT AND EQUITY SECURITIES PLEDGED AS COLLATERAL.......    $     304.4    $     279.2    $   1,278.8    $   1,160.3
                                                                ============== ============== ============== ==============


GROSS AND NET UNREALIZED GAINS AND LOSSES FROM
DEBT AND EQUITY SECURITIES PLEDGED AS COLLATERAL:                                   AS OF DECEMBER 31,
($ in millions)                                                 -----------------------------------------------------------
                                                                            2005                          2004
                                                                ----------------------------- -----------------------------
                                                                     GAINS         LOSSES          GAINS         LOSSES
                                                                -------------- -------------- -------------- --------------

Debt securities pledged as collateral........................    $      35.8    $     (10.6)   $     131.3    $     (14.3)
Equity securities pledged as collateral......................            0.1           (0.1)           1.6           (0.1)
                                                                -------------- -------------- -------------- --------------
TOTAL........................................................    $      35.9    $     (10.7)   $     132.9    $     (14.4)
                                                                ============== ============== ============== ==============
NET UNREALIZED GAINS.........................................    $      25.2                   $     118.5
                                                                ==============                ==============

AGING OF TEMPORARILY IMPAIRED DEBT AND
EQUITY SECURITIES PLEDGED AS COLLATERAL:                               AS OF DECEMBER 31, 2005
($ in millions)                              -----------------------------------------------------------------------------
                                                LESS THAN 12 MONTHS     GREATER THAN 12 MONTHS            TOTAL
                                             ------------------------- ------------------------- -------------------------
                                                 FAIR      UNREALIZED     FAIR       UNREALIZED     FAIR       UNREALIZED
                                                 VALUE       LOSSES       VALUE        LOSSES       VALUE        LOSSES
                                             ------------ ------------ ----------- ------------- ------------ ------------

Corporate                                     $      3.9   $    (1.0)   $     8.8   $     (1.5)   $    12.6    $    (2.5)
Mortgage-backed                                      1.3        (0.1)         9.1         (6.1)        10.4         (6.2)
Other asset-backed                                  --          --            2.2         (1.9)         2.2         (1.9)
                                             ------------ ------------ ----------- ------------- ------------ ------------
DEBT SECURITIES                               $      5.2   $    (1.1)   $    20.1   $     (9.5)   $    25.2    $   (10.6)
EQUITY SECURITIES PLEDGED AS COLLATERAL             --          --           --           (0.1)        --           (0.1)
                                             ------------ ------------ ----------- ------------- ------------ ------------
TOTAL TEMPORARILY IMPAIRED SECURITIES
  PLEDGED AS COLLATERAL                       $      5.2   $    (1.1)   $    20.1   $     (9.6)   $    25.2    $   (10.7)
                                             ============ ============ =========== ============= ============ ============

Gross unrealized losses related to debt securities pledged as collateral whose fair value is less than the security's amortized cost totaled $10.7 million at December 31, 2005. Gross unrealized losses on debt securities with a fair value less than 80% of the security's amortized cost totaled $8.7 million at December 31, 2005. The majority of these debt securities are investment grade issues that continue to perform to their original contractual terms at December 31, 2005.

AGING OF TEMPORARILY IMPAIRED                                           AS OF DECEMBER 31, 2004
DEBT AND EQUITY SECURITIES PLEDGED           -----------------------------------------------------------------------------
AS COLLATERAL:                                  LESS THAN 12 MONTHS      GREATER THAN 12 MONTHS           TOTAL
($ amounts in millions)                      ------------------------- ------------------------- -------------------------
                                                 FAIR      UNREALIZED     FAIR       UNREALIZED      FAIR      UNREALIZED
                                                 VALUE       LOSSES       VALUE        LOSSES        VALUE       LOSSES
                                             ------------ ------------ ----------- ------------- ------------ ------------

Corporate..................................   $     16.2   $    (0.2)   $    25.2   $     (4.0)   $    41.4    $    (4.2)
Mortgage-backed............................         --          --           23.9         (8.3)        23.9         (8.3)
Other asset-backed.........................         --          --           21.0         (1.8)        21.0         (1.8)
                                             ------------ ------------ ----------- ------------- ------------ ------------
DEBT SECURITIES............................   $     16.2   $    (0.2)   $    70.1   $    (14.1)   $    86.3    $   (14.3)
EQUITY SECURITIES PLEDGED AS COLLATERAL....         --          --           --           (0.1)        --           (0.1)
                                             ------------ ------------ ----------- ------------- ------------ ------------
TOTAL TEMPORARILY IMPAIRED SECURITIES
  PLEDGED AS COLLATERAL....................   $     16.2   $    (0.2)   $    70.1   $    (14.2)   $    86.3    $   (14.4)
                                             ============ ============ =========== ============= ============ ============

Gross unrealized losses related to debt securities pledged as collateral whose fair value is less than the security's amortized cost totals $14.3 million at December 31, 2004. Gross unrealized losses on debt securities with a fair value less than 80% of the security's amortized cost totaled $7.8 million at December 31, 2004. The majority of these debt securities are investment grade issues that continue to perform to their original contractual terms at December 31, 2004.

MATURITY OF DEBT SECURITIES PLEDGED AS COLLATERAL:                                                                 2005
($ in millions)                                                                                                    COST
                                                                                                              --------------

Due in one year or less                                                                                        $       4.8
Due after one year through five years                                                                                 70.7
Due after five years through ten years                                                                                32.6
Due after ten years                                                                                                  170.8
                                                                                                              --------------
TOTAL DEBT SECURITIES                                                                                          $     278.9
                                                                                                              ==============

The amount of CDO-related derivative cash flow hedge ineffectiveness recognized through earnings for the years ended December 31, 2005 and 2004 is $0.3 million and $(0.7) million, respectively. See Note 3 to these financial statements for information on realized investment losses related to these CDOs.


8.   INCOME TAXES

We recognize income tax expense or benefit based upon amounts reported in the financial statements and the provisions of currently enacted tax laws. We allocate income taxes to income, other comprehensive income and additional paid-in capital, as applicable.

We recognize current income tax assets and liabilities for estimated income taxes refundable or payable based on the current year's income tax returns. We recognize deferred income tax assets and liabilities for the estimated future income tax effects of temporary differences and carryforwards. Temporary differences are the differences between the financial statement carrying amounts of assets and liabilities and their tax bases. If necessary, we establish valuation allowances to reduce the carrying amount of deferred income tax assets to amounts that are more likely than not to be realized.

In accordance with an income tax sharing agreement with The Phoenix Companies, we compute the provision for federal income taxes as if we were filing a separate federal income tax return, except that benefits arising from income tax credits and net operating losses are allocated to those subsidiaries producing such benefits to the extent they are utilized in The Phoenix Companies' consolidated federal income tax return.

ALLOCATION OF INCOME TAXES:                                                                YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                        --------------------------------------------
                                                                                    2005           2004           2003
                                                                               -------------- -------------- --------------

Income taxes (benefit) applicable to:
  Current....................................................................   $       6.6    $     (12.5)   $       1.5
  Deferred...................................................................          33.3           72.2            2.4
                                                                               -------------- -------------- --------------
  Continuing operations......................................................          39.9           59.7            3.9
  Equity in earnings of affiliates...........................................          --             (6.8)          (0.2)
                                                                               -------------- -------------- --------------
NET INCOME...................................................................          39.9           52.9            3.7
Other comprehensive income...................................................         (22.1)         (14.0)          (2.4)
                                                                               -------------- -------------- --------------
COMPREHENSIVE INCOME.........................................................   $      17.8    $      38.9    $       1.3
                                                                               ============== ============== ==============

INCOME TAXES PAID (REFUNDED).................................................   $     (14.1)   $       6.0    $       1.3
                                                                               ============== ============== ==============


EFFECTIVE INCOME TAX RATE:                                                                 YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                        --------------------------------------------
                                                                                    2005           2004           2003
                                                                               -------------- -------------- --------------

Income from continuing operations before income taxes
  and minority interest......................................................   $     161.5    $     194.0    $      41.1
                                                                               -------------- -------------- --------------
Income taxes at statutory rate of 35.0%......................................          56.5           67.9           14.4
Investment income not subject to tax.........................................          (8.7)         (10.8)          (6.9)
Tax interest recoveries......................................................          (5.3)          --             (1.1)
Historic rehabilitation and other tax credits................................          (2.3)          --             --
Realized losses on available-for-sale securities pledged as collateral.......          (0.5)           4.5            0.9
Other, net...................................................................           0.2           (1.9)          (3.4)
                                                                               -------------- -------------- --------------
INCOME TAXES APPLICABLE TO CONTINUING OPERATIONS.............................   $      39.9    $      59.7    $       3.9
                                                                               ============== ============== ==============


DEFERRED INCOME TAX BALANCES ATTRIBUTABLE TO TEMPORARY DIFFERENCES:                                     YEAR ENDED
($ amounts in millions)                                                                                DECEMBER 31,
                                                                                               -----------------------------
                                                                                                    2005           2004
                                                                                               -------------- --------------
Deferred income tax assets:
Future policyholder benefits................................................................    $     233.8    $     214.1
Unearned premiums/deferred revenues.........................................................          108.2          118.1
Employee benefits...........................................................................           70.6           73.0
Intangible assets...........................................................................            2.3            2.6
Net operating and capital loss carryover benefits...........................................           25.4           29.9
Historic rehabilitation and other tax credits...............................................           18.7           12.3
Foreign tax credits carryover benefits......................................................            0.1            0.1
Other.......................................................................................            0.6            6.1
Valuation allowance.........................................................................           (1.1)          (1.1)
                                                                                               -------------- --------------
GROSS DEFERRED INCOME TAX ASSETS............................................................          458.6          455.1
                                                                                               -------------- --------------
Deferred tax liabilities:
Deferred policy acquisition costs...........................................................         (374.1)        (335.6)
Investments.................................................................................         (116.2)        (133.2)
Other.......................................................................................           --             (7.8)
                                                                                               -------------- --------------
GROSS DEFERRED INCOME TAX LIABILITIES.......................................................         (490.3)        (476.6)
                                                                                               -------------- --------------
DEFERRED INCOME TAX ASSETS (LIABILITIES)....................................................    $     (31.7)   $     (21.5)
                                                                                               ============== ==============

We have elected to file a consolidated federal income tax return for 2005 and prior years with The Phoenix Companies. Within the consolidated tax return, we are required by Internal Revenue Service regulations to segregate the entities into two groups: life insurance companies and non-life insurance companies. We are limited as to the amount of any operating losses from one group that can be offset against taxable income of the other group. These limitations affect the amount of any operating loss carryforwards that we have now or in the future.

As of December 31, 2005, we had deferred tax assets of $12.9 million and $11.4 million related to net operating and capital losses, respectively, for federal income tax purposes and $1.1 million for state net operating losses. The related federal net operating losses of $36.9 million are scheduled to expire between the years 2017 and 2025. The federal capital losses of $32.5 million are scheduled to expire between 2009 and 2010. The state net operating losses of $15.1 million related to the non-life subgroup are scheduled to expire between 2019 and 2024. Due to the inability to combine the life insurance and non-life insurance subgroups for state income tax purposes, we established a $1.1 million and a $1.1 million valuation allowance at the end of 2005 and 2004, respectively, relative to the state net operating loss carryforwards.

As of December 31, 2005, the deferred income tax assets of $18.7 million related to general business tax credits are expected to expire between 2022 and 2025.

As of December 31, 2005, we had foreign tax credit carryover totaling $0.1 million, which is scheduled to expire in 2006. We expect to realize the benefits of the foreign tax credits, therefore, no valuation allowance has been recorded against this tax benefit.

We have determined, based on our earnings and future income, that it is more likely than not that the deferred income tax assets after valuation allowance already recorded as of December 31, 2005 and 2004 will be realized. In determining the adequacy of future income, we have considered projected future income, reversal of existing temporary differences and available tax planning strategies that could be implemented, if necessary.

Our federal income tax returns are routinely audited by the IRS, and estimated provisions are routinely provided in the financial statements in anticipation of the results of these audits. While it is often difficult to predict the outcome of these audits, including the timing of any resolution of any particular tax matter, we believe that our reserves, as reported on our consolidated balance sheet, are adequate for all open tax years. Unfavorable resolution of any particular issue could result in additional use of cash to pay liabilities that would be deemed owed to the IRS. Additionally, any unfavorable or favorable resolution of any particular issue could result in an increase or decrease, respectively, to our effective income tax rate to the extent that our estimates differ from the ultimate resolution. Investment income not subject to tax for 2005 and 2004 included net tax expense of $1.3 and net tax benefit of $5.7 million, respectively, related to the anticipated resolution of certain tax matters with the IRS.


9.   EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

The Phoenix Companies sponsors a non-contributory, defined benefit pension plan covering substantially all of its employees. Retirement benefits are a function of both years of service and level of compensation. The Phoenix Companies also sponsors a non-qualified supplemental defined benefit plan to provide benefits in excess of amounts allowed pursuant to the Internal Revenue Code. The Phoenix Companies' funding policy is to contribute annually an amount equal to at least the minimum required contribution in accordance with minimum funding standards established by the Employee Retirement Income Security Act of 1974 (ERISA). Contributions are intended to provide not only for benefits attributable to service to date, but also for service expected to be earned in the future.

The Phoenix Companies sponsors pension and savings plans for its employees, and employees and agents of its subsidiaries. The qualified plans comply with requirements established by the ERISA and excess benefit plans provide for that portion of pension obligations, which is in excess of amounts permitted by ERISA. The Phoenix Companies also provides certain health care and life insurance benefits for active and retired employees. We incur applicable employee benefit expenses through the process of cost allocation by The Phoenix Companies.

In addition to The Phoenix Companies' pension plans, The Phoenix Companies currently provides certain health care and life insurance benefits to retired employees, spouses and other eligible dependents through various plans sponsored by The Phoenix Companies. A substantial portion of Phoenix affiliate employees may become eligible for these benefits upon retirement. The health care plans have varying co-payments and deductibles, depending on the plan. These plans are unfunded.

Prior to June 25, 2001, Phoenix Life sponsored the aforementioned employee benefit plans. Effective June 25, 2001, Phoenix Life's parent, The Phoenix Companies, Inc., became the sponsor of these plans. Substantially all of our employees remained participants of the plans.

We recognize pension and other post-retirement benefit costs and obligations over the employees' expected service periods by discounting an estimate of aggregate benefits. We estimate aggregate benefits by using assumptions for employee turnover, future compensation increases, rates of return on pension plan assets and future health care costs. We recognize an expense for differences between actual experience and estimates over the average future service period of participants. We recognize an expense for our contributions to employee and agent savings plans at the time employees and agents make contributions to the plans. We also recognize the costs and obligations of severance, disability and related life insurance and health care benefits to be paid to inactive or former employees after employment but before retirement. Effective with the change in sponsorship of employee benefit plans to our parent, the liability for the excess of accrued pension cost of each plan over the amounts contributed to the plans was recorded as an employee benefit liability due to parent. In addition, the allocated expense for each period is recorded as a liability due to parent.

Prior to the aforementioned change in plan sponsorship to our parent in 2001, we also recognized an additional liability for any excess of the accumulated benefit obligation of each plan over the fair value of plan assets. The offset to this additional liability is first recognized as an intangible asset, which is limited to unrecognized prior service, including any unrecognized net transition obligation. Any additional offsets are then recognized as an adjustment to accumulated other comprehensive income. Effective with the June 25, 2001 change in sponsorship of our pension plans to our parent, the additional liability for excess of accumulated benefit obligation over the plan assets became a direct liability of our parent. Accordingly we have accounted for this forgiveness of a liability by our parent as a capital contribution of $14.4 million as of January 1, 2002.

Applicable information regarding the actuarial present value of vested and non-vested accumulated plan benefits, and the net assets of the plans available for benefits is not separately calculated for our participation in the plans. The Phoenix Companies, the plan sponsor, established an accrued liability and amounts attributable to us have been allocated and recorded as an expense and employee benefit liability to our parent.

UNDERLYING PRINCIPAL RATES AND ASSUMPTIONS:                                               YEAR ENDED DECEMBER 31,
                                                                               --------------------------------------------
                                                                                    2005            2004           2003
                                                                               -------------- -------------- --------------
PRINCIPAL RATES AND ASSUMPTIONS
ASSUMPTIONS USED TO DETERMINE BENEFIT OBLIGATIONS
Projected benefit obligation discount rate...................................       5.50%           5.75%          6.00%
Future compensation increase rate............................................       4.00%           4.00%          3.50%
Pension plan assets long-term rate of return.................................       8.50%           8.50%          8.50%
Deferred investment gain/loss amortization corridor..........................       5.00%           5.00%          5.00%
Future health care cost increase rate, age 64 and younger....................      10.00%           8.50%          9.25%
Future health care cost increase rate, age 65 and older......................      12.25%          10.50%         11.25%

ASSUMPTIONS USED TO DETERMINE BENEFIT COSTS
Projected benefit obligation discount rate...................................       5.75%           6.00%          6.50%
Future compensation increase rate............................................       4.00%           3.50%          3.50%
Pension plan assets long-term rate of return.................................       8.50%           8.50%          8.50%
Deferred investment gain/loss amortization corridor..........................       5.00%           5.00%          5.00%
Future health care cost increase rate, age 64 and younger....................       8.50%           9.25%         10.00%
Future health care cost increase rate, age 65 and older......................      10.50%          11.25%         12.00%

CHANGES IN PENSION PLANS' ASSETS AND                                               YEAR ENDED DECEMBER 31,
PROJECTED BENEFIT OBLIGATIONS:                                  -----------------------------------------------------------
($ amounts in millions)                                                EMPLOYEE PLAN               SUPPLEMENTAL PLAN
                                                                ----------------------------- -----------------------------
                                                                     2005           2004           2005           2004
                                                                -------------- -------------- -------------- --------------

PLANS' ASSETS
Plan assets' actual gain (loss)..............................    $      24.5    $      44.3    $      --      $      --
Employer contributions.......................................           27.7            8.9            5.5            5.7
Participant benefit payments.................................          (26.0)         (25.7)          (5.5)          (5.7)
                                                                -------------- -------------- -------------- --------------
Change in plan assets........................................           26.2           27.5           --             --
Plan assets, beginning of year...............................          396.4          368.9           --             --
                                                                -------------- -------------- -------------- --------------
PLANS' ASSETS, END OF YEAR...................................    $     422.6    $     396.4    $      --      $      --
                                                                ============== ============== ============== ==============

PLANS' PROJECTED BENEFIT OBLIGATION
Service and interest cost accrual............................    $     (36.7)   $     (36.1)   $      (9.1)   $      (7.0)
Actuarial gain (loss)........................................          (13.3)         (35.5)         (18.3)         (11.2)
Curtailment gain (loss)......................................           --              7.5           --              2.7
Participant benefit payments.................................           26.0           25.7            5.5            5.7
Plan amendments..............................................           --             --             (1.5)          --
                                                                -------------- -------------- -------------- --------------
Change in projected benefit obligation.......................          (24.0)         (38.4)         (23.4)          (9.8)
Projected benefit obligation, beginning of year..............         (499.0)        (460.6)        (134.6)        (124.8)
                                                                -------------- -------------- -------------- --------------
PROJECTED BENEFIT OBLIGATION, END OF YEAR....................    $    (523.0)   $    (499.0)   $    (158.0)   $    (134.6)
                                                                ============== ============== ============== ==============


FUNDED STATUS OF PENSION PLANS:                                                   YEAR ENDED DECEMBER 31,
($ amounts in millions)                                         -----------------------------------------------------------
                                                                        EMPLOYEE PLAN               SUPPLEMENTAL PLAN
                                                                ----------------------------- -----------------------------
                                                                    2005           2004           2005           2004
                                                                -------------- -------------- -------------- --------------

Excess of accrued pension benefit cost over amount
  contributed to plan........................................    $     (16.0)   $     (37.0)   $     (94.0)   $     (86.0)
Additional minimum liability.................................          (54.0)         (41.2)         (45.9)         (40.6)
                                                                -------------- -------------- -------------- --------------
Excess of accumulated benefit obligation over plan assets....          (70.0)         (78.2)        (139.9)        (126.6)
Intangible asset.............................................            7.0            8.0           --             --
Minimum pension liability adjustment in accumulated
  other comprehensive income.................................           47.0           33.2           45.9           40.6
                                                                -------------- -------------- -------------- --------------
Funding status recognized in balance sheet...................          (16.0)         (37.0)         (94.0)         (86.0)
                                                                -------------- -------------- -------------- --------------
Net unamortized loss.........................................          (77.4)         (57.6)         (66.5)         (52.6)
Unamortized prior service (cost) credit......................           (7.0)          (8.0)           2.5            4.0
                                                                -------------- -------------- -------------- --------------
Funding status unrecognized in balance sheet.................          (84.4)         (65.6)         (64.0)         (48.6)
                                                                -------------- -------------- -------------- --------------
PLAN ASSETS LESS THAN PROJECTED BENEFIT OBLIGATIONS,
  END OF YEAR................................................    $    (100.4)   $    (102.6)   $    (158.0)   $    (134.6)
                                                                ============== ============== ============== ==============

The Phoenix Companies expects to contribute $1.9 million to the employee pension plan during 2006. The Phoenix Companies made payments totaling $27.7 million to the pension plan during 2005 including $5.7 million toward the estimated 2005 contribution and $22.0 million of additional contributions.

FUNDED STATUS OF OTHER POSTRETIREMENT BENEFIT PLANS:                                                AS OF DECEMBER 31,
($ amounts in millions)                                                                        -----------------------------
                                                                                                     2005           2004
                                                                                               -------------- --------------

Accrued benefit obligation included in other liabilities....................................    $     (84.9)   $     (88.0)
                                                                                               -------------- --------------
Net unamortized gain........................................................................            6.1           10.3
Unamortized prior service (costs) credits...................................................            6.4            7.4
                                                                                               -------------- --------------
Funding status unrecognized in balance sheet................................................           12.5           17.7
                                                                                               -------------- --------------
PLAN ASSETS LESS THAN PROJECTED BENEFIT OBLIGATIONS, END OF YEAR............................    $     (72.4)   $     (70.3)
                                                                                               ============== ==============

The health care cost trend rate has a significant effect on the amounts reported. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the accumulated postretirement benefit obligation by $0.4 million and the annual service and interest cost by $0.1 million. Decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the accumulated postretirement benefit obligation by $1.0 million and the annual service and interest cost by $0.1 million.

MANAGEMENT RESTRUCTURING EXPENSE AND EMPLOYMENT AGREEMENTS

The Phoenix Companies and certain of its key executives have entered into agreements that will, in certain circumstances, provide separation benefits upon the termination of the executive's employment by The Phoenix Companies for reasons other than death, disability, cause or retirement, or by the executive for "good reason," as defined in the agreements. For most of these executives, the agreements provide this protection only if the termination occurs following (or is effectively connected with) the occurrence of a change of control, as defined in the agreements. Upon a change in control, The Phoenix Companies is required to make an irrevocable contribution to a trust as soon as possible following such change in control in an amount equal to pay such benefits payable under such agreements. In such circumstances, we might be required to fund all or a portion of any contribution made.

We recorded non-recurring expenses of $6.5 million ($4.2 million after income taxes), $31.8 million ($20.7 million after income taxes) and $5.2 million ($3.2 million after income taxes) in 2005, 2004 and 2003, respectively, primarily in connection with organizational and employment-related costs. The 2004 charges relate mainly our allocated portion of charges stemming from The Phoenix Companies' sale of its retail affiliated broker-dealer operations and the outsourcing of our information technology infrastructure services. Reserves for management restructuring agreements are not material to our consolidated financial statements at December 31, 2004 and 2003.


10.  OTHER COMPREHENSIVE INCOME

We record unrealized gains and losses on available-for-sale securities, minimum pension liability adjustments in excess of unrecognized prior service cost, foreign currency translation gains and losses and effective portions of the gains or losses on derivative instruments designated as cash flow hedges in accumulated other comprehensive income. Unrealized gains and losses on available-for-sale securities are recorded in other comprehensive income until the related securities are sold, reclassified or deemed to be impaired. Minimum pension liability adjustments in excess of unrecognized prior service cost are adjusted or eliminated in subsequent periods to the extent that plan assets exceed accumulated benefits. Foreign currency translation gains and losses are recorded in accumulated other comprehensive income. We also consider unrealized foreign currency losses when evaluating investments for impairment. The effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings in the same period in which the hedged transaction affects earnings. If it is probable that a hedged forecasted transaction will no longer occur, the effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings immediately.

SOURCES OF OTHER COMPREHENSIVE INCOME:                                  YEAR ENDED DECEMBER 31,
($ amounts in millions)                      -------------------------------------------------------------------------------
                                                        2005                      2004                      2003
                                             ------------------------- ------------------------- ---------------------------
                                                 GROSS         NET         GROSS         NET         GROSS         NET
                                             ------------ ------------- ------------ ------------ ------------- ------------

Unrealized gains (losses) on
  investments.............................    $   (435.9)  $   (157.0)   $     23.9   $     17.2   $    140.9    $    164.5
Net realized investment losses on
  available-for-sale securities included
  in net income...........................          24.7         31.2         (43.0)       (22.4)      (113.4)        (73.7)
                                             ------------ ------------- ------------ ------------ ------------- ------------
Net unrealized investment gains...........        (411.2)      (125.8)        (19.1)        (5.2)        27.5          90.8
Net unrealized foreign currency
  translation adjustment .................          (6.0)        (4.0)         (4.6)        (0.6)        11.9           8.2
Net unrealized derivative instruments
  gains (losses)..........................          82.8         82.8          13.1         13.3         35.9          36.6
                                             ------------ ------------- ------------ ------------ ------------- ------------
Other comprehensive income (loss).........        (334.4)  $    (47.0)        (10.6)  $      7.5         75.3    $    135.6
                                             ------------ ============= ------------ ============ ------------- ============
Applicable policyholder dividend
  obligation..............................        (194.8)                       3.6                     (45.5)
Applicable deferred policy acquisition
  cost amortization.......................         (70.5)                      (7.7)                    (12.4)
Applicable deferred income taxes
  (benefit)...............................         (22.1)                     (14.0)                     (2.4)
                                             -------------              -------------             -------------
Offsets to other comprehensive income.....        (287.4)                     (18.1)                    (60.3)
                                             -------------              -------------             -------------
OTHER COMPREHENSIVE INCOME (LOSS).........    $    (47.0)                $      7.5                $    135.6
                                             =============              =============             =============


COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE INCOME:                                   AS OF DECEMBER 31,
($ amounts in millions)                                                 ----------------------------------------------------
                                                                                  2005                      2004
                                                                        ------------------------- --------------------------
                                                                           GROSS         NET         GROSS         NET
                                                                        ------------ ------------ ----------- --------------

Unrealized gains on investments....................................      $    307.7   $     26.9   $   718.9   $      152.7
Unrealized foreign currency translation adjustment.................            (0.3)        (0.8)        5.7            3.2
Unrealized losses on derivative instruments........................           (40.4)       (24.6)     (123.2)        (107.4)
                                                                        ------------ ------------ ----------- --------------
Accumulated other comprehensive income.............................           267.0   $      1.5       601.4   $       48.5
                                                                        ------------ ============ ----------- ==============
Applicable policyholder dividend obligation........................           241.5                    436.3
Applicable deferred policy acquisition costs.......................            15.9                     86.4
Applicable deferred income taxes...................................             8.1                     30.2
                                                                        ------------              -----------
Offsets to accumulated other comprehensive income..................           265.5                    552.9
                                                                        ------------              -----------
ACCUMULATED OTHER COMPREHENSIVE INCOME.............................      $      1.5                $    48.5
                                                                        ============              ===========


11.  DISCONTINUED OPERATIONS

During 1999, we discontinued the operations of three of our business segments which in prior years had been reflected as reportable business segments: reinsurance operations, group life and health operations and real estate management operations. See Note 16 for further information regarding our discontinued reinsurance and group life and health operations.

We have excluded assets and liabilities of the discontinued operations from the assets and liabilities of continuing operations and on a net basis included them in other general account assets on our balance sheet.


12.  DERIVATIVE INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

DERIVATIVE INSTRUMENTS

We maintain an overall interest rate risk-management strategy that primarily incorporates the use of interest rate swaps as hedges of our exposure to changes in interest rates. Our exposure to changes in interest rates primarily results from our commitments to fund interest-sensitive insurance liabilities, as well as from our significant holdings of fixed rate financial instruments.

We recognize all derivative instruments on the balance sheet at fair value. Generally, we designate each derivative according to the associated exposure as either a fair value or cash flow hedge at its inception as we do not enter into derivative contracts for trading or speculative purposes.

Except for the foreign currency swaps discussed below, all fair value hedges are accounted for with changes in the fair value of related interest rate swaps recorded on the balance sheet with an offsetting amount recorded to the hedged item's balance sheet carrying amount. Changes in the fair value of foreign currency swaps used as hedges of the fair value of foreign currency denominated assets are reported in current period earnings with the change in value of the hedged asset attributable to the hedged risk.

Cash flow hedges are generally accounted for with changes in the fair value of related interest rate swaps recorded on the balance sheet with an offsetting amount recorded in accumulated other comprehensive income. The effective portion of changes in fair values of derivatives hedging the variability of cash flows related to forecasted transactions are reported in accumulated other comprehensive income and reclassified into earnings in the periods during which earnings are affected by the variability of the cash flows of the hedged item.

Changes in the fair value of derivative instruments not designated as hedging instruments and ineffective portions of hedges are recognized in net investment income in the period incurred.

DERIVATIVE INSTRUMENTS HELD IN                                                            AS OF DECEMBER 31,
GENERAL ACCOUNT:                                                        ----------------------------------------------------
($ amounts in millions)                                                             2005                     2004
                                                                        -------------------------- -------------------------
                                                NOTIONAL
                                                 AMOUNT      MATURITY       ASSET      LIABILITY      ASSET      LIABILITY
                                             -------------- ----------- ------------- ------------ ------------ ------------
INTEREST RATE SWAPS
    Cash flow hedges......................    $       30       2007      $       1.2   $     --     $      2.8   $     --
    Non-hedging derivative instruments....           360       2007              6.6          4.9         16.5         14.0
Other.....................................            75     2008-2014           0.8         --            0.1         --
                                             --------------             ------------- ------------ ------------ ------------
TOTAL GENERAL ACCOUNT
  DERIVATIVE INSTRUMENT POSITIONS.........    $      465                 $       8.6   $      4.9   $     19.4   $     14.0
                                             ==============             ============= ============ ============ ============

Fair value hedges. We currently hold interest rate swaps that convert a portion of our fixed rate debt portfolio to variable rate debt. These hedges are accounted for under the shortcut method and, therefore, no hedge ineffectiveness is recorded in current period earnings associated with these interest rate swaps.

Cash flow hedges. We currently hold interest rates swaps that effectively convert variable rate bond cash flows to fixed cash flows in order to better match the cash flows of associated liabilities. These hedges are accounted for under the shortcut method and, therefore, no hedge ineffectiveness was recorded in earnings for 2005, 2004 and 2003. We do not expect to reclassify any amounts reported in accumulated other comprehensive income into earnings over the next twelve months with respect to these hedges.

Non-hedging derivative instruments. We also hold interest rate swaps that were initially entered into as hedges of an anticipated purchase of assets associated with an acquisition of a block of insurance liabilities. Subsequently, offsetting swap positions were taken to lock in a stream of income to supplement the income on the assets purchased.

We are exposed to credit risk in the event of non-performance by counterparties to these derivative instruments. We do not expect that counterparties will fail to meet their financial obligation as we only enter into derivative contracts with a number of highly rated financial institutions. The credit exposure of these instruments is the positive fair value at the reporting date, or $8.6 million as of December 31, 2005. We consider the likelihood of any material loss on these instruments to be remote.

FAIR VALUE OF FINANCIAL INSTRUMENTS

CARRYING AMOUNTS AND ESTIMATED FAIR VALUES OF                                        AS OF DECEMBER 31,
FINANCIAL INSTRUMENTS:                                          -----------------------------------------------------------
($ amounts in millions)                                                     2005                          2004
                                                                ----------------------------- -----------------------------
                                                                  CARRYING         FAIR         CARRYING         FAIR
                                                                    VALUE          VALUE          VALUE          VALUE
                                                                -------------- -------------- -------------- --------------

Cash and cash equivalents....................................    $     225.6    $     225.6    $     324.0    $     324.0
Debt securities (Note 3).....................................       13,402.6       13,402.6       13,473.6       13,473.6
Available-for-sale equity securities (Note 3)................          169.6          169.6          160.2          160.2
Trading equity securities....................................           --             --             87.3           87.3
Mortgage loans (Note 3)......................................          128.6          133.4          207.9          220.4
Debt and equity securities pledged as collateral (Note 7)....          304.4          304.4        1,278.8        1,278.8
Derivative financial instruments.............................            8.6            8.6           19.4           19.4
Policy loans (Note 3)........................................        2,245.0        2,347.4        2,196.7        2,318.0
                                                                -------------- -------------- -------------- --------------
FINANCIAL ASSETS.............................................    $  16,484.4    $  16,591.6    $  17,747.9    $  17,881.7
                                                                ============== ============== ============== ==============

Investment contracts (Note 2)................................    $   3,060.7    $   3,054.4    $   3,492.4    $   3,510.8
Non-recourse collateralized obligations (Note 7).............          389.9          322.0        1,355.2        1,355.9
Indebtedness (Note 5)........................................          204.1          214.1          204.1          209.2
Derivative financial instruments.............................            4.9            4.9           14.0           14.0
                                                                -------------- -------------- -------------- --------------
FINANCIAL LIABILITIES........................................    $   3,659.6    $   3,595.4    $   5,065.7    $   5,089.9
                                                                ============== ============== ============== ==============


13.  PHOENIX LIFE STATUTORY FINANCIAL INFORMATION AND REGULATORY MATTERS

STATUTORY FINANCIAL DATA:                                                              AS OF AND FOR THE YEARS ENDED
($ amounts in millions)                                                                         DECEMBER 31,
                                                                               --------------------------------------------
                                                                                    2005           2004           2003
                                                                               -------------- -------------- --------------

Statutory capital, surplus, and surplus notes................................   $     885.5    $     814.6    $     762.9
Asset valuation reserve (AVR)................................................         210.7          213.6          198.6
                                                                               -------------- -------------- --------------
STATUTORY CAPITAL, SURPLUS, SURPLUS NOTES AND AVR............................   $   1,096.2    $   1,028.2    $     961.5
                                                                               ============== ============== ==============
STATUTORY GAIN FROM OPERATIONS...............................................   $     106.2    $      35.1    $      69.7
                                                                               ============== ============== ==============
STATUTORY NET INCOME.........................................................   $      61.0    $      47.1    $      21.5
                                                                               ============== ============== ==============

New York Insurance Law requires that New York life insurers report their risk-based capital (RBC). RBC is based on a formula calculated by applying factors to various assets, premium and statutory reserve items. The formula takes into account the risk characteristics of the insurer, including asset risk, insurance risk, interest rate risk and business risk. New York insurance law gives the New York Superintendent of Insurance explicit regulatory authority to require various actions by, or take various actions against, insurers whose total adjusted capital does not exceed certain RBC levels. Each of the U.S. insurance subsidiaries of Phoenix Life is also subject to these same RBC requirements. Phoenix Life and each of its insurance subsidiaries' RBC was in excess of 300% of Company Action Level (the level where a life insurance enterprise must submit a comprehensive plan to state insurance regulators) as of December 31, 2005 and 2004.

Under New York Insurance Law, Phoenix Life can pay stockholder dividends to us in any calendar year without prior approval from the New York Insurance Department in the amount of the lesser of 10% of Phoenix Life's surplus to policyholders as of the immediately preceding calendar year or Phoenix Life's statutory net gain from operations for the immediately preceding calendar year, not including realized capital gains. Phoenix Life paid dividends of $35.1 million in 2005 and is able to pay $88.6 million in dividends in 2006 without prior approval from the New York Insurance Department. Any additional dividend payments, in excess of $88.6 million in 2006, would be subject to the discretion of the New York Superintendent of Insurance.


14.  PREMISES AND EQUIPMENT

Premises and equipment, consisting primarily of office buildings occupied by us, are stated at cost less accumulated depreciation and amortization. We depreciate buildings on the straight-line method over 10 to 45 years and equipment primarily on a modified accelerated method over 3 to 10 years. We amortize leasehold improvements over the terms of the related leases.

Premises and equipment are included in other general account assets in our balance sheet.

COST AND CARRYING VALUE:                                                             AS OF DECEMBER 31,
($ amounts in millions)                                         -----------------------------------------------------------
                                                                            2005                          2004
                                                                ----------------------------- -----------------------------
                                                                                 CARRYING                      CARRYING
                                                                    COST           VALUE          COST           VALUE
                                                                -------------- -------------- -------------- --------------

Real estate..................................................    $     101.1    $      34.9    $     116.0    $      45.7
Equipment....................................................          185.4           34.8          168.7           23.6
                                                                -------------- -------------- --------------
                                                                                                             --------------
Premises and equipment cost and carrying value...............          286.5    $      69.7          284.7    $      69.3
                                                                               ==============                ==============
Accumulated depreciation and amortization....................         (216.8)                       (215.4)
                                                                --------------                --------------
PREMISES AND EQUIPMENT.......................................    $      69.7                   $      69.3
                                                                ==============                ==============

Depreciation and amortization expense for premises and equipment for 2005, 2004 and 2003 totaled $9.2 million, $11.3 million and $16.2 million, respectively.

In May 25, 2004, we sold our Enfield, Connecticut office facility, for a loss of $1.0 million ($0.7 million after-tax). In anticipation of that sale, we had recorded a $6.2 million ($4.0 million after-tax) realized impairment loss in 2003.

Rental expenses for operating leases for continuing operations, principally with respect to buildings, amounted to $2.4 million, $6.7 million and $11.7 million in 2005, 2004 and 2003, respectively. Future minimum rental payments under non-cancelable operating leases for continuing operations were $34.1 million as of December 31, 2005, payable as follows: 2006, $8.5 million; 2007, $7.8 million; 2008, $6.1 million; 2009, $3.4 million; 2010, $3.1 million; and thereafter, $5.2 million.


15.  RELATED PARTY TRANSACTIONS

Phoenix Investment Partners, an indirect wholly-owned subsidiary of The Phoenix Companies, through its affiliated registered investment advisors, provides investment advisory services to Phoenix Life for a fee. Investment advisory fees incurred by Phoenix Life under this arrangement were $9.4 million, $8.2 million and $8.2 million for 2005, 2004 and 2003, respectively. Amounts payable to the affiliated investment advisors were $0.9 million and $1.1 million, as of December 31, 2005 and 2004, respectively. Variable product separate accounts fees were $1.2 million, $3.2 million and $2.6 million for 2005, 2004 and 2003, respectively.

On February 26, 2001, Phoenix Life entered into a $69.0 million subordinated loan agreement with Phoenix Investment Partners, due March 1, 2006, in exchange for debentures held by Phoenix Life. Interest was payable quarterly in arrears at an annual rate based on LIBOR plus 2%. The average blended interest rate was approximately 5%, 3% and 3% for the years ended December 31, 2005, 2004 and 2003, respectively. On December 31, 2005, Phoenix Life entered into a new $69.0 million five-year subordinated loan agreement with Phoenix Investment Partners to replace the prior agreement. The new loan agreement requires quarterly principal payments of $3 million beginning at the closing date with all remaining principal amounts due December 31, 2010. Interest is payable quarterly in arrears at an annual rate of 6.55%.

Phoenix Equity Planning Corporation (PEPCO), a wholly-owned subsidiary of Phoenix Investment Partners, is the principal underwriter of Phoenix Life's annuity and variable life contracts. Contracts may be purchased through registered representatives of a former Phoenix affiliate, W.S. Griffith & Co., Inc. (Griffith), as well as other outside broker-dealers who are licensed to sell Phoenix Life annuity contracts. Phoenix Life incurred commissions for contracts underwritten by PEPCO of $45.3 million, $51.8 million and $51.9 million for 2005, 2004 and 2003, respectively. Amounts payable to PEPCO were $5.1 million and $6.0 million, as of December 31, 2005 and 2004, respectively.

Effective May 31, 2004, The Phoenix Companies sold Griffith to an unrelated third party.

State Farm Mutual Automobile Insurance Company (State Farm) currently owns of record more than five percent of The Phoenix Companies' outstanding common stock. During 2005, 2004 and 2003, we incurred $37.6 million, $32.4 million and $25.8 million, respectively, in compensation costs for the sale of our insurance and annuity products by entities that were either subsidiaries of State Farm or owned by State Farm employees. Amounts payable to State Farm were $1.9 million as of both December 31, 2005 and 2004.


16.  CONTINGENT LIABILITIES

In addition to the matters discussed below, we are, in the normal cause of business, involved in litigation both as a defendant and as a plaintiff. The litigation naming us as a defendant ordinarily involves our activities as an insurer, employer, investor or taxpayer. In addition, various regulatory bodies regularly make inquiries of us and, from time to time, conduct examinations or investigations concerning our compliance with, among other things, insurance and securities laws. While it is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or to provide reasonable ranges of potential losses, we believe that their outcomes are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these matters and litigation's inherent unpredictability, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operations or cash flows.

Over the past few years, there has been a significant increase in federal and state regulatory activity relating to financial services companies, particularly mutual fund companies. These regulatory inquiries have focused on a number of mutual fund issues, including late-trading and valuation issues. Our affiliated companies' asset management products, which we offer through the separate accounts associated with certain of our variable life insurance policies and variable annuity products, entitle us to impose restrictions on frequent exchanges and trades in the mutual funds and on transfers between sub-accounts and variable products. We, like many others in the financial services industry, have received requests for information from the SEC and state authorities, in each case requesting documentation and other information regarding various mutual fund regulatory issues. We continue to cooperate fully with these regulatory agencies in responding to these requests.

Over the past two years, a number of companies have announced settlements of enforcement actions with various regulatory agencies, primarily the SEC and the New York Attorney General's Office. While no such action has been initiated against us, it is possible that one or more regulatory agencies may pursue this type of action against us in the future.

In 2004, we received a subpoena from the Connecticut Attorney General's office requesting information regarding certain distribution practices since 1998. Over 40 companies received such a subpoena. We cooperated fully and have had no further inquiry since filing our response.

In 2005, we received a subpoena from the Connecticut Attorney General's office and an inquiry from the Connecticut Insurance Department requesting information regarding finite reinsurance. We cooperated fully and have had no further inquiry since responding.

These types of lawsuits and regulatory actions may be difficult to assess or quantify, may seek recovery of indeterminate amounts, including punitive and treble damages, and the nature and magnitude of their outcomes may remain unknown for substantial periods of time. While it is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or to provide reasonable ranges of potential losses, we believe that their outcomes are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition.

Discontinued Reinsurance Operations

In 1999, we discontinued our reinsurance operations through a combination of sale, reinsurance and placement of certain retained group accident and health reinsurance business into run-off. We adopted a formal plan to stop writing new contracts covering these risks and to end the existing contracts as soon as those contracts would permit. However, we remain liable for claims under contracts which have not been commuted.

We have established reserves for claims and related expenses that we expect to pay on our discontinued group accident and health reinsurance business. These reserves are based on currently known facts and estimates about, among other things, the amount of insured losses and expenses that we believe we will pay, the period over which they will be paid, the amounts we believe we will collect from our retrocessionaires and the likely legal and administrative costs of winding down the business.

Our total reserves, including reserves for amounts recoverable from retrocessionaires, were $60.0 million as of December 31, 2005. Our total amounts recoverable from retrocessionaires related to paid losses were $20.0 million as of December 31, 2005. We did not recognize any gains or losses related to our discontinued group accident and health reinsurance business during the years ended December 31, 2005, 2004 and 2003, respectively.

We expect our reserves and reinsurance to cover the run-off of the business; however, the nature of the underlying risks is such that the claims may take years to reach the reinsurers involved. Therefore, we expect to pay claims out of existing estimated reserves for up to ten years as the level of business diminishes. In addition, unfavorable or favorable claims and/or reinsurance recovery experience is reasonably possible and could result in our recognition of additional losses or gains, respectively, in future years. Given the uncertainty associated with litigation and other dispute resolution proceedings, as described below, as well as the lack of sufficient claims information (which has resulted from disputes among ceding reinsurers leading to delayed processing, reporting blockages and standstill agreements among reinsurers), the range of any reasonably possible additional future losses or gains is not currently estimable. However, it is our opinion, based on current information and after consideration of the provisions made in these financial statements, as described above, that any future adverse or favorable development of recorded reserves and/or reinsurance recoverables will not have a material effect on our financial position.

Additional information with respect to our group accident and health reinsurance run-off exposures follows:

Unicover Managers, Inc.

A significant portion of the claims arising from our discontinued group accident and health reinsurance business arises from the activities of Unicover Managers, Inc., or Unicover. Unicover organized and managed a group, or pool, of insurance companies, or Unicover pool, and two other facilities, or Unicover facilities, which reinsured the life and health insurance components of workers' compensation insurance policies issued by various property and casualty insurance companies. We were a member of the Unicover pool but terminated our participation in the pool effective March 1, 1999. Further, we were a retrocessionaire (meaning a reinsurer of other reinsurers) of the Unicover pool and two other Unicover facilities, providing the pool and facility members with reinsurance of the risks that the pool and facility members had assumed.

We have been involved in disputes relating to the activities of Unicover. Most of the disputes have been resolved by settlement or arbitration. The amounts paid and the results achieved in the settlements and arbitration decision were consistent with the amounts previously reflected in our consolidated financial statements.

Related Proceedings

In our capacity as a retrocessionaire of the Unicover business, we had an extensive program of our own reinsurance in place to protect us from financial exposure to the risks we had assumed. We have been involved in disputes with certain of our own retrocessionaires who had sought on various grounds to avoid paying any amounts to us. Most of those disputes, including the matter described below, have been resolved. The amounts received and the results achieved in the settlements and arbitration decisions were consistent with the amounts previously reflected in our consolidated financial statements.

As of December 31, 2005, we have resolved a dispute with a retrocessionaire that had been the subject of arbitration initiated by the retrocessionaire in 2000. We had previously received favorable decisions from an arbitration panel and the English Court of Appeals that have resulted in payments by the retrocessionaire totaling $65.0 million, including $50.0 million during 2005. In July 2005, an arbitration panel determined that the retrocessionaire was not liable for certain billings related to a commutation totaling $25.0 million. We were denied permission to appeal this decision. As of December 31, 2005, the retrocessionaire is current in respect of the reinsurance recoverable balance on this contract.

Because the same retrocession program that covers our Unicover business covers a significant portion of our other remaining group accident and health reinsurance business, we could have additional material losses if one or more of our remaining retrocessionaires disputes and successfully avoids its obligations. At this stage, we cannot estimate the amount at risk related to these potential disputes with a reliable degree of certainty. This is due in part to our lack of sufficient claims information (which has resulted from disputes among ceding reinsurers that have led to delayed processing, reporting blockages, and standstill agreements among reinsurers). This applies with regard both to business related to Unicover and business not related to Unicover.

Other Proceedings

Another set of disputes involves personal accident business that was reinsured in the London reinsurance market in which we participated from 1994 to 1997. These disputes involve multiple layers of reinsurance and allegations that the reinsurance programs created by the brokers involved in placing those layers were interrelated and devised to disproportionately pass losses to a top layer of reinsurers. Many companies who participated in this business are involved in litigation or arbitration in attempts to avoid their obligations on the basis of misrepresentation. Because of the complexity of the disputes and the reinsurance arrangements, we and many of these companies have participated in negotiations that have resulted in settlements of disputes relating to the 1994 and 1995 contract years. The amounts paid and the results achieved in the 1994 and 1995 contract year settlements are consistent with the amounts previously reflected in our consolidated financial statements. Although we are vigorously defending our contractual rights in respect of the 1996 and 1997 contract year disputes, we remain actively involved in attempts to reach negotiated business solutions. At this stage, we cannot predict the outcome, nor can we estimate the remaining amount at risk with a reliable degree of certainty. This is due in part to our lack of sufficient claims information (which has resulted from disputes among ceding reinsurers that have led to delayed processing, reporting blockages, and standstill agreements among reinsurers). However, it is our opinion based on current information that amounts included in our reserves as of December 31, 2005 are adequate with respect to the 1996 and 1997 contract year disputes.


17.  OTHER COMMITMENTS

During the normal course of business, the Company enters into agreements to fund venture capital partnerships and to purchase private placement investments. As of December 31, 2005, the Company had committed $166.3 million under such investments, of which $64.8 million is expected to be disbursed by December 31, 2006.

In connection with the sale of certain venture capital partnerships, we issued a guarantee with respect to the outstanding unfunded commitments related to the partnerships that were sold. We believe the likelihood that we will have to perform under this guarantee is remote. The unfunded commitments were $30.2 million at December 31, 2005.

                                     PART C

                                OTHER INFORMATION

    Registrant hereby represents that, in imposing certain restrictions upon withdrawals from some annuity contracts, it is relying upon the no-action letter given to the American Council of Life Insurance (publicly available November 28,
1988) (Ref. No. 1P-6-88) regarding compliance with Section 403(b) (ii) of the Internal Revenue Code and that it is in compliance with the conditions for reliance upon that letter set forth therein.

    Pursuant to Section 26(f)(2)(A) of the Investment Company Act of 1940, as amended, Phoenix Life Insurance Company represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks to be assumed thereunder by Phoenix Life Insurance Company.


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS.

     (a) Financial Statements.

         (1) The financial statements of the Registrant and the Report of Independent Registered Public Accounting Firm thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include: Statement of Assets and Liabilities as of December 31, 2005; Statement of Operations for the year ended December 31, 2005; Statement of Changes in Net Assets for the years ended December 31, 2005 and 2004; and Notes to Financial Statements.

         (2) The consolidated financial statements and schedules of Phoenix Life Insurance Company and the report of Independent Registered Public Accounting Firm are contained in the Statement of Additional Information. The consolidated financial statements of Phoenix Life Insurance Company include: Consolidated Balance Sheet as of December 31, 2005 and 2004; Consolidated Statement of Income and Comprehensive Income for the years ended December 31, 2005, 2004 and 2003; Consolidated Statement of Cash Flows for the years ended December 31, 2005, 2004 and 2003; Consolidated Statement of
             Changes in Stockholder's Equity for the years ended December 31, 2005, 2004 and 2003; and Notes to Financial Statements.

     (b) Exhibits.

         (1) Resolution of Board of Directors of Phoenix Life Insurance Company establishing the Phoenix Life Variable Accumulation Account is incorporated by reference to Registrant's Form N-4 (File No. 002-78020) Post-Effective Amendment No. 30, filed via EDGAR on November 29, 1999.

         (2) Not Applicable.

         (3) Distribution of Policies.

             (a) Master Service and Distribution Compliance Agreement between
                 Depositor and Phoenix Equity Planning Corporation dated November 1, 2000 is incorporated by reference to Registrant's Form N-4 (File No. 333-68872) Pre-Effective Amendment No. 1, filed via EDGAR on November 15, 2001.

             (b) Form of Broker Dealer Supervisory and Service Agreement between
                 Phoenix Equity Planning Corporation and Independent Brokers with respect to the Sales of Contracts filed via EDGAR on Registration Statement Form N-4 (File No. 002-78020) Post-Effective Amendment No. 44 on April 25, 2005.

         (4) (a) Form of Contract (Big Edge Form No. 1017) is incorporated by reference to Registrant's Post-Effective Amendment No. 9 filed on October 23, 1986 and filed via EDGAR with Registrant's Post-Effective Amendment No. 26 (File No. 002-78020) filed on April 30, 1997.

             (b) Form of Contract (Big Edge Plus Form No. 2646) is incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed on May 2, 1988 and filed via EDGAR Post-Effective Amendment No. 26 (File No. 002-78020) filed on April 30, 1997.

             (c) Form of Contract (Group Strategic Edge Form Nos. GD601 and
                 GD603) is incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed on April 29, 1993 and Post-Effective Amendment No. 26 (File No. 002-78020) filed via EDGAR on April 30, 1997.

             (d) Form of Contract (Big Edge Choice for New York Form No. D602)
                 is incorporated by reference to Registrant's Post-Effective Amendment No. 25 (File No. 002-78020) filed via EDGAR on February 28, 1997.

             (e) Form of Contract (The Phoenix Edge-VA for New York Form No.
                 D602NY) is incorporated by reference to Registrant's Post-Effective Amendment No. 30 (File No. 002-78020) filed via EDGAR on November 29, 1999.

             (f) Form of Contract (Phoenix Spectrum Edge Form No. 612), filed via EDGAR with Post-Effective Amendment No. 34 (File No. 002-78020) on September 13, 2001.

             (g) Guaranteed Minimum Income Benefit Rider, Form Number DR81,
                 filed via EDGAR on Registration Statement Form N-4 (File No. 002-78020) Post-Effective Amendment No. 44 on April 25, 2005.

             (h) Guaranteed Minimum Accumulation Benefit Rider, Form DR84,
                 filed via EDGAR on Registration Statement Form N-4 (File No. 002-78020) Post-Effective Amendment No. 44 on April 25, 2005.

         (5) (a) Form of Application (Big Edge Form No. OL2502) is incorporated by reference to Registrant's Post-Effective Amendment No. 9 filed on October 23, 1986 and Post-Effective Amendment No. 26 (File No. 002-78020) filed via EDGAR on April 30, 1997.

             (b) Form of Application (Big Edge Plus Form No. OL1340) is
                 incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed on May 2, 1988 and Post-Effective Amendment No. 26 (File No. 002-78020) filed via EDGAR on April 30, 1997.

             (c) Form of Application (Group Strategic Edge Form No. OL2318) is
                 incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed on April 29, 1993 and Post-Effective Amendment No. 26 (File No. 002-78020) filed via EDGAR on April 30, 1997.

             (d) Form of Application (Big Edge Choice for New York Form No.
                 OL2115NY) is incorporated by reference to Registrant's Post-Effective Amendment No. 25 File No. 002-78020) filed via EDGAR on February 28, 1997.

             (e) Form of Application (The Phoenix Edge-VA for New York Form No.
                 OL2744NY) is incorporated by reference to Registrant's Post-Effective Amendment No. 30 (File No. 002-78020) filed via EDGAR on November 29, 1999.

             (f) Form of Application (Phoenix Spectrum Edge, Form No. OL3174),
                 filed via EDGAR with Post-Effective Amendment No. 34 (File No. 002-78020) on September 13, 2001.

         (6) (a) Amended and Restated Charter of Phoenix Life Insurance Company, (f/k/a Phoenix Home Life Mutual Insurance Company) dated December 20, 2004, filed via EDGAR on Registration Statement Form N-4 (File No. 002-78020) Post-Effective Amendment No. 44 on April 25, 2005.

             (b) Amended and Restated Bylaws of Phoenix Life Insurance Company,
                 dated December 1, 2004 filed via EDGAR on Registration Statement Form N-4 (File No. 002-78020) Post-Effective Amendment No. 44 on April 25, 2005.

         (7) Not Applicable.

         (8) Participation Agreements.

             (1) (a) Participation Agreement dated May 1, 2000 between Phoenix
                     Home Life Mutual Insurance Company, PHL Variable Insurance Company, Franklin Templeton Variable Insurance Products Trust, and Franklin Templeton Distributors, Inc. is incorporated by reference to Registrant's April 29, 2002 EDGAR filing on Form S-6 (File No. 033-06793).

                 (b) Amendment dated May 1, 2000 to Participation Agreement between Phoenix Home Life Mutual Insurance Company, PHL Variable Insurance Company, Franklin Templeton Variable Insurance Products Trust, and Franklin Templeton Distributors, Inc. is incorporated by reference to Registrant's April 29, 2002 EDGAR filing on Form S-6 (File No. 033-06793).

                 (c) Amendment No. 2 to the Participation Agreement dated
                     December 16, 1996 between PHLVIC and Wanger is incorporated by reference to Post Effective Amendment
                     No. 21 on Form S-6 (File No. 033-06793), filed via EDGAR on April 29, 2002.

             (2) (a) Participation Agreement dated April 18, 1995 between
                     Phoenix Home Life Mutual Insurance Company and Wanger Advisors Trust is incorporated by reference to Registrant's April 29, 2002 EDGAR filing on Form S-6 (File No. 033-06793).

                 (b) Amendment No. 1 dated December 16, 1996 to Participation
                     Agreement between Phoenix Home Life Mutual Insurance Company and Wanger Advisors Trust is incorporated by reference to Registrant's April 29, 2002 EDGAR filing on Form S-6 (File No. 033-06793).

                 (c) Amendment to Participation Agreement as of May 3, 2004 by
                     and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Phoenix Life Insurance Company and PHLVIC is incorporated by reference to Post-Effective Amendment No. 3 on Form N-4 (File No. 333-123040) filed via EDGAR on April 27, 2006.

             (3) Fund Participation Agreement dated July 15, 1999 among Phoenix
                 Home Life Mutual Insurance Company, Insurance Series, and Federated Securities Corp. is incorporated by reference to Registrant's April 29, 2002 EDGAR filing on Form S-6 (File No. 033-06793).

             (4) (a) Fund Participation Agreement dated July 19, 1999 among
                     Phoenix Home Life Mutual Insurance Company, BT Insurance Funds Trust and Bankers Trust Company, is incorporated by reference to Registrant's April 29, 2002 EDGAR filing on Form S-6 (File No. 033-06793).

                 (b) Amendment No. 1 dated April 27, 2001 to the Fund
                     Participation Agreement among Phoenix Home Life Mutual Insurance Company, Deutsche Asset Management VIT Funds and Bankers Trust Company, is incorporated by reference to Registrant's April 29, 2002 EDGAR filing on Form S-6 (File No. 033-06793).

                 (c) Amendment No. 2 dated October 29, 2001 to the Fund
                     Participation Agreement among Phoenix Life Insurance Company, Deutsche Asset Management VIT Funds and Deutsche Asset Management, Inc. is incorporated by reference to Registrant's April 29, 2002 EDGAR filing on Form S-6 (File No. 033-06793).

             (5) Participation Agreement dated December 17, 1999 among Phoenix
                 Home Life Mutual Insurance Company, Morgan Stanley Dean Witter Universal Funds, Inc., Morgan Stanley Dean Witter Investment Management, Inc., and Miller Anderson & Sherrerd, LLP is incorporated by reference to Registrant's April 29, 2002 EDGAR filing on Form S-6 (File No. 033-06793) on April 30, 2004 with Post-Effective Amendment No. 26.

             (6) Participation Agreement dated June 1, 2000 among Phoenix Home
                 Life Mutual Insurance Company, The Alger American Fund and Fred Alger & Company, Incorporated is incorporated by reference to Registrant's April 29, 2002 EDGAR filing on Form S-6 (File No. 033-06793).

             (7) Participation Agreement dated June 1, 2000 among Phoenix Home
                 Life Mutual Insurance Company, Variable Insurance Products Fund and Fidelity Distributors Corporation is incorporated by reference to Registrant's April 29, 2002 EDGAR filing on Form S-6 (File No. 033-06793). Participation Agreement dated March 29, 2001 among Phoenix Home Life Mutual Insurance Company, AIM Variable Insurance Funds, Phoenix Equity Planning Corporation and AIM Distributors, Inc. is incorporated by reference to Registrant's April 29, 2002 EDGAR filing on Form S-6 (File No. 033-06793).

             (8) Participation Agreement dated May 30, 2003 among Phoenix Life
                 Insurance Company, Rydex Variable Trust and Rydex Distributors, Inc., is incorporated by reference to Registrant's EDGAR filing on Form N-6 (File No. 033-06793) on April 30, 2004 filed herewith.

            (10) Participation Agreement dated April 25, 2005 among Phoenix Life
                 Insurance Company, Lazard Asset Management Securities LLC and Lazard Retirement Series, Inc, is incorporated by reference to Registrant's Form N-4 (File 333-123035) Post-Effective Amendment No. 2 filed via EDGAR on April 27, 2006.

            (11) Participation Agreement dated April 14, 2005 among Phoenix Life
                 Insurance Company, Lord Abbett Series Fund, Inc., and Lord Abbett Series Distributor LLC, is incorporated by reference to Registrant's Form N-4 (File 333-123035) Post-Effective Amendment No. 2 filed via EDGAR on April 27, 2006.

         (9) Written Opinion and Consent of Kathleen A. McGah, Counsel, filed herewith.

         (10)(a) Written Consent of PricewaterhouseCoopers LLP filed herewith.

             (b) Written Consent of Brian A. Giantonio, Esq. filed herewith.

         (11) Not Applicable.

         (12) Not Applicable.

Item 25.    DIRECTORS AND   EXECUTIVE OFFICERS OF THE DEPOSITOR.

-------------------------------------------------------------------------------------------------------
NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------------------------------------------------------------------------
Sal H. Alfiero                          Director
Protective Industries, LLC
Buffalo, NY
-------------------------------------------------------------------------------------------------------
Jean S. Blackwell                       Director
Cummins Inc.
Columbus, IN 47202-3005
-------------------------------------------------------------------------------------------------------
Peter C. Browning                       Director
-------------------------------------------------------------------------------------------------------
Arthur P. Byrne                         Director
J.W. Childs Associates
Boston, MA
-------------------------------------------------------------------------------------------------------
Sanford Cloud, Jr.*                     Director
-------------------------------------------------------------------------------------------------------
Gordon J. Davis, Esq.                   Director
LeBoeuf, Lamb, Greene & MacRae, LLP
New York, NY
-------------------------------------------------------------------------------------------------------
Ann Maynard Gray*                       Director
-------------------------------------------------------------------------------------------------------
John E. Haire                           Director
Time, Inc.
New York, NY
-------------------------------------------------------------------------------------------------------
Jerry J. Jasinowski                     Director
Manufacturing Institute
Washington, D.C.
-------------------------------------------------------------------------------------------------------
Thomas S. Johnson                       Director
New York, NY
-------------------------------------------------------------------------------------------------------
Marilyn E. LaMarche                     Director
Lazard Freres & Co. LLC
New York, NY
-------------------------------------------------------------------------------------------------------
Dona D. Young*                          Director, Chairperson of the Board, President and Chief
                                        Executive Officer
-------------------------------------------------------------------------------------------------------
Michael E. Haylon*                      Executive Vice President and Chief Financial Officer
-------------------------------------------------------------------------------------------------------
Philip K. Polkinghorn*                  Executive Vice President, Life and Annuity
-------------------------------------------------------------------------------------------------------
Tracy L. Rich*                          Executive Vice President, General Counsel and Assistant
                                        Secretary
-------------------------------------------------------------------------------------------------------
John H. Beers*                          Vice President and Secretary
-------------------------------------------------------------------------------------------------------
Daniel J. Moskey*                       Vice President and Treasurer
-------------------------------------------------------------------------------------------------------
John D. Flores*                         Vice President and Chief Compliance Officer
-------------------------------------------------------------------------------------------------------
Katherine P. Cody*                      Senior Vice President and Chief Accounting Officer
-------------------------------------------------------------------------------------------------------
James D. Wehr**                         Executive Vice President and Chief Investment Officer
-------------------------------------------------------------------------------------------------------

* The principal business address of this individual is One American Row, Hartford, CT 06103-2899.
** The principal business address of this individual is 56 Prospect Street, Hartford, CT 06103-2836.^
***

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

                                                   -------------------------------
                                                   The Phoenix Companies, Inc. (7)
                                                        DE 100% Holding Company
                                                   -------------------------------
                                                                |
          -----------------------------------------------------------------------------------------------------------
          |                                                                                                         |
---------------------                                                                                        ------------------
Phoenix Life                                                                                                 Phoenix
Insurance                                                                                                    Investment
Company (1,2,3,7,8 +)                                                                                        Management
NY 100%                                                                                                      Company, Inc. (8)
                                                                                                             CT 100%
                                                                                                             Holding Company
---------------------                                                                                        -------------------
          |                                                                                                         |
------------------------------------------------------------                                                        |
          |                                                |                                                        |
          |            ---------------------------------------------------------------------------                  |
          |            |                 |                 |                  |                  |                  |
 ------------  ----------------- ----------------- ------------------ ------------------ ------------------  ------------------
 PM Holdings,   Phoenix Life      Phoenix Life      Home Life         Phoenix Life       Phoenix Life        Phoenix
 Inc. (8)       Variable          Variable          Insurance Co.     Separate           Separate            Investment
 CT 100%        Accumulation      Universal Life    Separate          Account C (3 ++)   Account D (3 ++)    Partners, Ltd. (8)
 Holding        Account (1 ++)    Account (2 ++)    Account B (3 ++)  NY                 NY                  DE 100% Asset
 Company        NY                NY                NY                                                       Management Company
 ------------  ----------------- ----------------- ------------------ ------------------ ------------------  -------------------
          |            |                                                                    |                       |
          |            ----------------------------------------------------------------------                       |
          |                                                                       |                                 |
          |------------------------------------------------                       |                                 |
          |                       |                       |                       |                                 |
 -----------------------   --------------------   ---------------------    -----------------                        |
 Phoenix                   PHL Variable           Phoenix Life and         The Phoenix                              |
 Variable                  Insurance              Annuity                  Edge Series                              |
 Advisors, Inc. (8)        Company (4,5,7,8 +)    Company (6,7,8 +)        Fund                                     |
 DE Registered             CT 100%                CT 100%                  MA                                       |
 Investment Advisor                                                        Mutual Fund                              |
 -----------------------   --------------------   ---------------------    -----------------                        |
                                   |                      |                      |                                  |
           ------------------------|                      |                      |                     |----------------------|
           |                       |                      |                      |                     |                      |
 -----------------------   --------------------   ---------------------          |            -----------------   ------------------
 PHL Variable              PHLVIC                 Phoenix Life                   |            Phoenix Equity      Duff & Phelps
 Accumulation              Variable               and Annuity                    |            Planning            Investment
 Account (4 ++)            Universal Life         Variable                       |            Corporation (7,8)   Management
 CT                        Account (5 ++)         Universal Life                 |            CT 100%             Co.(8)
                           CT                     Account (6 ++)                 |            Broker/Dealer       IL 100% Registered
                                                  CT                             |                                Investment Adviser
 -----------------------   --------------------   ---------------------          |            -----------------   ------------------
           |                       |                      |                      |                     |
           |                       |                      |----------------------|            -----------------
           |                       |                                             |            Phoenix
           -----------------------------------------------------------------------            Investment
                                                                                              Counsel, Inc. (8)
                                                                                              MA 100% Registered
                                                                                              Investment Adviser
                                                                                              ------------------




---------------------------
1 - Depositor & Registrant
2 - Depositor & Registrant
3 - Depositor & Registrant
4 - Depositor & Registrant
5 - Depositor & Registrant
6 - Depositor & Registrant
7 - Files separate financial statements
8 - Files as part of consolidated statement
+ - Depositor
++ - Registrant



ITEM 27. NUMBER OF CONTRACT OWNERS.

    On February 2, 2006, there was 14,987 qualified and 9,785 nonqualified contracts.

ITEM 28. INDEMNIFICATION.


    Section 722 of the New York Business Corporation Law, as made applicable to insurance companies by Section 108 of the New York Insurance Law, provides that a corporation may indemnify any director or officer of the corporation made, or threatened to be made, a party to an action or proceeding other than one by or in the right of the corporation to procure a judgment in its favor, whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, by reason of the fact that he, his testator or intestate, served such other corporation in any capacity at the request of the indemnifying corporation.

    Article VI, Section 6.1 of the ByLaws of the Depositor (as amended and restated effective December 1, 2004) provide that:

    To the full extent permitted by the laws of the State of New York, the Company shall indemnify any person made or threatened to be made a party to any action, proceeding or investigation, whether civil or criminal, by reason of the fact that such person, or such person's testator or intestate:

    (1) is or was a Director, officer or employee of the Company; or

    (2) serves or served another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity at the request of the Company, and at the time of such services, was a director, officer or employee of the Company against judgments, fines, amounts paid in settlement and reasonable expenses, including attorney's fees, actually and necessarily incurred in connection with or as a result of such action, proceeding or investigation, or any appeal therein.

    Subject to applicable law, the indemnification provided in this Article VI shall not be deemed to be exclusive of any other rights to which a director, officer or employee of the Company seeking indemnification may be entitled."

    Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITERS.

1.  Phoenix Equity Planning Corporation ("PEPCO")

    (a) PEPCO serves as the principal underwriter for the following entities:

        Phoenix Adviser Trust, Phoenix CA Tax-Exempt Bond Fund, Phoenix Engemann Funds, Phoenix Equity Series Fund, Phoenix Equity Trust, Phoenix Institutional Mutual Funds, Phoenix Investment Series Fund, Phoenix Investment Trust 97, Phoenix-Kayne Funds, Phoenix Multi-Portfolio Fund, Phoenix Multi-Series Trust, Phoenix PHOLIOs(SM), Phoenix Portfolios, Phoenix Opportunities Trust, Phoenix Series Fund, Phoenix Strategic Equity Series Fund, The Phoenix Edge Series Fund, Phoenix Life Variable Universal Life Account, Phoenix Life and Annuity Variable Universal Life Account, PHL Variable Accumulation Account, PHLVIC Variable Universal Life Account and PHL Variable Separate Account MVA1.

     (b) Directors and Executive Officers of PEPCO.

NAME                           POSITION
----                           --------
George R. Aylward, Jr.**       Director, Executive Vice President
Daniel T. Geraci*              Director, Chairman of the Board and President
Michael E. Haylon*             Director
James D. Wehr**                Director
John R. Flores*                Vice President, Chief Compliance Officer and Anti-Money Laundering Officer
John H. Beers*                 Vice President and Secretary
Glenn H. Pease**               Vice President, Finance and Treasurer
David C. Martin                Vice President and Chief Compliance Officer
Francis G. Waltman**           Senior Vice President and Chief Administrative Officer

* The business address of this individual is One American Row, Hartford, CT 06103-2899

** The business address of this individual is 56 Prospect Street, Hartford, CT 06103-2836

(c) PEPC0 received no compensation from Registrant during the last fiscal year for sales of the contracts which are the subject of this Registration Statement.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS.

    The accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules under it are maintained at the administrative offices of Phoenix Life Insurance Company located at One American Row, Hartford, CT 06103-2899.

ITEM 31. MANAGEMENT SERVICES.

    Not applicable.

ITEM 32. UNDERTAKINGS.

     (a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements contained therein are never more than 16 months old for so long as payments under the Contracts may be accepted;

     (b) Registrant hereby undertakes to include as part of any application to purchase a Contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information;

     (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

     (d) Phoenix Life Insurance Company represents that the fees and charges deducted under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Phoenix Life Insurance Company.

                                   SIGNATURES
                                   ----------

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities
Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Hartford and State of Connecticut on this day of April 28, 2006.

                                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                                   (Registrant)

                               By: ___________________________________________

                                   *Dona D. Young, Chairperson of the Board,
                                    President and Chief Executive Officer

                                   PHOENIX LIFE INSURANCE COMPANY
                                   (Depositor)

                               By: ___________________________________________

                                   *Dona D. Young, Chairperson of the Board,
                                    President and Chief Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

           SIGNATURE                        TITLE
           ---------                        -----
----------------------------------        Director
   *Sal H. Alfiero

----------------------------------        Director
   *Jean S. Blackwell

----------------------------------        Director
   *Peter C. Browning

----------------------------------        Director
   *Arthur P. Byrne

----------------------------------        Director
   *Sanford Cloud, Jr.

----------------------------------        Director
   *Gordon J. Davis

----------------------------------        Director
   *Ann Maynard Gray

----------------------------------        Director
   *John E. Haire

----------------------------------        Director
   *Jerry J. Jasinowski

           SIGNATURE                        TITLE
           ---------                        -----

----------------------------------        Director
   *Thomas S. Johnson

----------------------------------        Director
   *Marilyn E. LaMarche

----------------------------------        Director, Chairman of the Board, President and
   *Dona D. Young                         Chief Executive Officer

By: /s/ John H. Beers
    ------------------------------
    *John H. Beers, as Attorney-in-Fact pursuant to Powers of Attorney, on file with the Depositor. April 28, 2006


                                       S-2